                                                              File No. 033-31375
                                                                        811-5929


     As filed with the Securities and Exchange Commission on April 22, 2016


================================================================================

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-4

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                        Pre-Effective Amendment No.    [ ]


                       Post-Effective Amendment No. 44 [X]


                                     and/or

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]


                                Amendment No. 46


                        (Check appropriate box or boxes)

                             AUL AMERICAN UNIT TRUST
                           (Exact Name of Registrant)

                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                               (Name of Depositor)

              One American Square, Indianapolis, Indiana 46206-0368 (Address of Depositor's Principal Executive Offices) (Zip Code)

                  Depositor's Telephone Number: (317) 285-1213

                                Stephen L. Due

                            Associate General Counsel
                     American United Life Insurance Company
                               One American Square
                        Indianapolis, Indiana 46206-0368
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (Check appropriate Space)

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] On May 1, 2016 pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485
[ ] this post-effective amendment designates a new effective date for a previously filed amendment

PROSPECTUS FOR

AUL AMERICAN UNIT TRUST



[ONEAMERICA_KO_LOGO2]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
A OneAmerica(R) COMPANY
P.O. BOX 368, INDIANAPOLIS, INDIANA 46206-0368
TELEPHONE: (800) 249-6269



      May 1, 2016

(THIS PAGE LEFT INTENTIONALLY BLANK.)

                                 PROSPECTUS

                           AUL AMERICAN UNIT TRUST
                      GROUP VARIABLE ANNUITY CONTRACTS
                                 OFFERED BY
                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)
            ONE AMERICAN SQUARE, INDIANAPOLIS, INDIANA 46206-0368
                               (800) 249-6269
 ANNUITY SERVICE OFFICE MAILING ADDRESS: P.O. BOX 6148, INDIANAPOLIS, INDIANA
                                 46206-6148

This Prospectus describes group variable annuity contracts ("Contracts") offered by American United Life Insurance Company(R) ("AUL" or the "Company"). Any qualified Employer, trust, custodian, association, or other entity may enter into the Contracts.

This Prospectus describes Contracts that allow ongoing Contributions that can vary in amount and frequency ("Recurring Contribution Contracts") and Contracts that allow only a single contribution to be made ("Single Contribution Contracts"). All of the Contracts provide for the accumulation of values on a variable basis, a fixed basis, or both. The Contracts also provide several options for fixed Annuity payments to begin on a future date.

A Participant may allocate Contributions to the AUL American Unit Trust, a separate account of AUL (the "Variable Account"). The Variable Account is divided into Investment Accounts. These Investment Accounts invest in the corresponding portfolios offered by the Funds. A Contract Participant does not own shares of the Fund; instead, units in the Variable Account are credited to his or her Account. For example, if a Participant decides to allocate his or her Contributions to the OneAmerica Value Investment Account, units of that Investment Account would be credited to the Participant's Account based on the amount of those Contributions and the then-current Accumulation Unit Value of that Investment Account. The Variable Account would, in turn, buy shares of the OneAmerica Value Portfolio.

A Participant's Account Value may fluctuate depending on the investment performance of the underlying Fund portfolio. These amounts are not guaranteed. Alternatively, instead of allocating Contributions to the Variable Account, a Participant may allocate Contributions to AUL's Fixed Interest Account ("FIA") or Stable Value Account ("SVA") Contributions to the FIA will earn interest at rates that are paid by AUL as described in "The Fixed Interest Account." Contributions to the SVA will earn interest at rates that are paid by AUL as described in "The Stable Value Account." A Participant may allocate Contributions to one or more of the Investment Accounts, but not all of the Investment Accounts may be available under a specific Contract.


This Prospectus provides information about the Contracts and the Variable Account that a prospective investor should know before investing. Additional information is contained in a Statement of Additional Information ("SAI") dated May 1, 2016, which has been filed with the Securities and Exchange Commission (the "SEC"). The SAI is incorporated by reference into this Prospectus. A prospective investor may obtain a copy of the SAI without charge by calling or writing AUL at the telephone number or address indicated above. The table of contents of the SAI is located at the end of this Prospectus.


Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or passed upon the adequacy or accuracy of the Prospectus. Any representation to the contrary is a criminal offense.

This Prospectus should be accompanied by a current Prospectus for each Fund being considered. Each of these prospectuses should be read carefully and retained for future reference.


                 THE DATE OF THIS PROSPECTUS IS MAY 1, 2016

                             TABLE OF CONTENTS



DESCRIPTION                                              PAGE

DEFINITIONS...........................................      4

SUMMARY...............................................      6
   Purpose of the Contracts...........................      6
   Types of Contracts.................................      6
   The Variable Account and the Funds.................      6
   Fixed Interest Account and Stable Value Account....     37
   Contributions......................................     37
   Transfers..........................................     37
   Withdrawals........................................     37
   The Death Benefit..................................     37
   Death Benefits and Multiple Beneficiaries..........     37
   Annuity Options....................................     37
   Charges............................................     37
   Withdrawal Charge..................................     37
   Premium Tax Charge.................................     37
   Asset Charge.......................................     38
   Administrative Charge..............................     38
   Additional Charges and Fees........................     38
   Expenses of the Funds..............................     38
   Ten-Day Free Look..................................     38
   Termination by the Owner...........................     38
   Contacting AUL.....................................     38

EXPENSE TABLE.........................................     39

CONDENSED FINANCIAL INFORMATION.......................     40

INFORMATION ABOUT AUL, THE VARIABLE
ACCOUNT, AND THE FUNDS................................    213
   American United Life Insurance Company(R)..........    213
   Variable Account...................................    213
   The Funds..........................................    213
   Revenue AUL Receives...............................    214
   Funds and Objectives...............................    215

THE CONTRACTS.........................................    230
   General............................................    230

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD........................    230
   Contributions under the Contracts..................    230
   Ten-Day Free Look..................................    230
   Initial and Single Contributions...................    230
   Allocation of Contributions........................    230
   Subsequent Contributions Under Recurring
    Contribution Contracts............................    231
   Transfers of Account Value.........................    231
   Abusive Trading Practices..........................    231
   Late Trading.......................................    231
   Market Timing......................................    232
   Participant's Variable Account Value...............    232
   Accumulation Units.................................    232



DESCRIPTION                                              PAGE

CONTRIBUTIONS AND CONTRACT VALUES
DURING THE ACCUMULATION PERIOD (CONTINUED)
   Accumulation Unit Value............................    232
   Net Investment Factor..............................    232
   Dollar Cost Averaging Program......................    233

CASH WITHDRAWALS AND THE
DEATH BENEFIT.........................................    233
   Cash Withdrawals...................................    233
   Systematic Withdrawal Service for 403(b), 408,
    408A, 457 Programs and 409A Programs..............    234
   Constraints on Withdrawals.........................    234
   General............................................    234
   403(b) Programs....................................    234
   Texas Optional Retirement Program..................    235
   The Death Benefit..................................    235
   Death Benefits and Multiple Beneficiaries..........    235
   Termination by the Owner...........................    235
   Termination by AUL.................................    236
   Payments from the Variable Account.................    237

CHARGES AND DEDUCTIONS................................    237
   Premium Tax Charge.................................    237
   Withdrawal Charge..................................    237
   Asset Charge.......................................    238
   Variable Investment Plus...........................    238
   Administrative Charge..............................    238
   Additional Charges and Fees........................    238
   Other Charges......................................    239
   Variations in Charges..............................    239
   Guarantee of Certain Charges.......................    239
   Expenses of the Funds..............................    240

ANNUITY PERIOD........................................    240
   General............................................    240
   Annuity Options....................................    240
   Option 1 - Life Annuity............................    240
   Option 2 - Certain and Life Annuity................    240
   Option 3 - Survivorship Annuity....................    240
   Option 4 - Installment Refund Life Annuity.........    240
   Option 5 - Fixed Periods...........................    241
   Selection of an Option.............................    241

THE FIXED INTEREST ACCOUNT............................    241
   Interest...........................................    241
   Withdrawals and Transfers..........................    242
   Transfer of Interest Option........................    242
   Contract Charges...................................    243
   Payments from the Fixed Interest Account...........    243
   403(b) Plan Loans..................................    243

THE STABLE VALUE ACCOUNT..............................    243
   In General.........................................    243

                             TABLE OF CONTENTS



DESCRIPTION                                             PAGE

THE STABLE VALUE ACCOUNT (CONTINUED)
   Guaranteed SVA Account Value......................    244
   Transfers to and from the SVA.....................    244
   Benefits Paid from the SVA........................    244
   Annuities Paid from the SVA.......................    244
   Contract Termination..............................    244

MORE ABOUT THE CONTRACTS.............................    245
   Designation and Change of Beneficiary.............    245
   Assignability.....................................    245
   Proof of Age and Survival.........................    245
   Misstatements.....................................    245
   Termination of Recordkeeping Services.............    245

FEDERAL TAX MATTERS..................................    246
   Introduction......................................    246
   Tax Status of the Company and
    the Variable Account.............................    246
   Tax Treatment of Retirement Programs..............    246
   401 Employee Benefit Plans........................    247
   403(b) Plans......................................    247



DESCRIPTION                                             PAGE

FEDERAL TAX MATTERS (CONTINUED)
   408 and 408A Programs.............................    247
   409A and 457 Programs.............................    247
   HSA, HRA, and OPEB Employee Benefit Plans.........    248
   Tax Penalty.......................................    248
   Withholding.......................................    248

OTHER INFORMATION....................................    249
   Mixed and Shared Funding..........................    249
   Voting of Shares of the Funds.....................    249
   Substitution of Investments.......................    249
   Redemption Fees...................................    250
   Changes to Comply with Law and Amendments.........    250
   Reservation of Rights.............................    250
   Periodic Reports..................................    250
   Payments to Agents, Intermediaries and
    other Financial Professionals....................    251
   Legal Proceedings.................................    251
   Legal Matters.....................................    251
   Financial Statements..............................    251

STATEMENT OF ADDITIONAL INFORMATION..................    252

                                 DEFINITIONS


Various terms commonly used in this Prospectus are defined as follows:

ACCOUNT DATE - The date on which a Participant's initial Contribution is credited to a Participant's Account and on which AUL begins to determine account values. It is the date used to determine account years and account anniversaries.

ACCUMULATION PERIOD - The period commencing on a Participant's Account Date and terminating when the Participant's Account is closed, either through withdrawal, annuitization, payment of charges, payment of the death benefit, or a combination thereof.

ACCUMULATION UNIT - A unit of measure used to record amounts of increases to, decreases from, and accumulations in the Investment Accounts of the Variable Account during the Accumulation Period.

ANNUITANT - The person or persons upon whose life or lives Annuity payments depend.

ANNUITY - A series of payments made by AUL to an Annuitant or Beneficiary during the period specified in the Annuity Option.

ANNUITY COMMENCEMENT DATE - The first day of any month in which an Annuity begins under a Contract, which shall not be later than the required beginning date under applicable federal requirements.

ANNUITY OPTIONS - Options under a Contract that prescribe the provisions under which a series of Annuity payments are made.

ANNUITY PERIOD - The period during which Annuity payments are made.

AUL - American United Life Insurance Company(R)

BENEFICIARY - The person having the right to the death benefit, if any, payable upon the death of a Participant, an Annuitant or another Beneficiary.

BENEFIT RESPONSIVE - Certain types of Contracts in which withdrawal charges are not applied for payment of benefits associated with retirement, death, disability, certain terminations of employment, unforeseeable emergency, hardship, loans, required minimum distribution under the Internal Revenue Code, or long-term care facility and terminal illness benefit riders.

BUSINESS DAY - A day on which both AUL's Corporate Office and the New York Stock Exchange are customarily open for business. Traditionally, in addition to federal holidays, AUL is not open for business on the day after Thanksgiving, but AUL may not be open for business on other days.

CONTRACT DATE - The date shown as the Contract Date in a Contract. It will not be later than the date any Contribution is accepted under a Contract, and it is the date used to determine Contract Years and Contract anniversaries.

CONTRACT YEAR - A period beginning with one Contract anniversary, or, in the case of the first Contract Year, beginning on the Contract Date, and ending the day before the next Contract anniversary. The first Contract Year may, at the request of the Owner, be less than twelve (12) months so that the Contract Year will coincide with the Owner's accounting year. Thereafter, each Contract Year will consist of a twelve (12) month period, unless a change in the Owner's accounting year is made.

CONTRIBUTIONS - Any amount deposited under a Contract by a Participant or by an Owner or other duly authorized entity on behalf of a Participant under a 403(b) Program, a 408 or 408A Program, an Employee Benefit Plan, or a 457 or 409A Program. Depending on the type of Contract, Contributions may be made on a recurring basis or on a single-premium basis.

CORPORATE OFFICE - The Annuity Service Office at AUL's principal business office, One American Square, Indianapolis, Indiana 46206-0368

EMPLOYEE BENEFIT PLAN - A pension or profit sharing plan established by an Employer for the benefit of its employees and which is qualified under Section 401 of the Internal Revenue Code. This term also includes Health Savings Accounts, Health Reimbursement Arrangements, and other post-employment benefit plans discussed on page six (6).

EMPLOYER - An Employer, such as a tax-exempt or public school organization, with respect to which a Contract has been entered into for the benefit of its employees. In some cases, a trustee or custodian may act as the Owner for Participants. In this case, certain rights usually reserved to the Employer will be exercised either directly by the employees or through such trustee or custodian, who will act as the agent of such employees.

EMPLOYER SPONSORED 403(b) PROGRAM - A 403(b) Program funded with a Contract that allows the Owner to terminate the Contract and transfer the Contract assets to another funding medium.

FIXED INTEREST ACCOUNT ("FIA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The FIA may not be available under all Contracts.

FUNDS - A diversified, open-end management investment company commonly referred to as a fund, or a portfolio thereof.

GENERAL ACCOUNT - All assets of AUL other than those allocated to the Variable Account or to any other separate account of AUL.

INVESTMENT ACCOUNT - One or more of the subdivisions of the Variable Account. Each Investment Account invests in a corresponding portfolio of a particular Fund. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts.

IRS - Internal Revenue Service.

OWNER - The Employer, association, trust, or other entity entitled to the ownership rights under the Contract and in whose name or names the Contract is issued. A trustee, custodian, administrator, or other person performing similar functions may be designated to exercise an Owner's rights and responsibilities under certain Contracts. The term "Owner," as used in this Prospectus, shall include, where appropriate, such a trustee, custodian, administrator, or other person.

PARTICIPANT - An eligible employee, member, or other person who is entitled to benefits under the Plan or retirement program as determined and reported to AUL by the Owner or other duly authorized entity.

PARTICIPANT'S ACCOUNT - An account established for each Participant. In some contracts, Participants' Accounts are not maintained.

PARTICIPANT'S ACCOUNT VALUE - The current value of a Participant's Account under a Contract, which is equal to the sum of a Participant's Fixed Interest Account Value, Stable Value Account Value and Variable Account Value. When the account is established, it is equal to the initial Contribution, and thereafter will reflect the net result of Contributions, investment performance, charges deducted, loans, and any withdrawals taken.

PARTICIPANT'S FIXED INTEREST ACCOUNT VALUE - The total value of a Participant's interest in the FIA.

PARTICIPANT'S STABLE VALUE ACCOUNT VALUE - The total value of a Participant's interest in the Stable Value Account.

PARTICIPANT'S VARIABLE ACCOUNT VALUE - The total value of a Participant's interest in the Investment Accounts of the Variable Account.

PARTICIPANT'S WITHDRAWAL VALUE - A Participant's Account Value minus the applicable withdrawal charge and minus the Participant's outstanding loan balances, if any, and any expense charges due thereon.


PLAN - The retirement plan or other type of Employee Benefit Plan, in connection with which the Contract is issued, and any subsequent amendment to such a plan.

STABLE VALUE ACCOUNT ("SVA") - An account that is part of AUL's General Account in which all or a portion of a Participant's Account Value may be held for accumulation at fixed rates of interest paid by AUL. The SVA may not be available under all Contracts.

VALUATION DATE - Each date on which the Variable Account is valued, which currently includes each Business Day.

VALUATION PERIOD - A period used in measuring the investment experience of each Investment Account of the Variable Account. The Valuation Period begins following the close of one Valuation Date and ends at the close of the next succeeding Valuation Date.

VARIABLE ACCOUNT - The AUL American Unit Trust, which is a separate account of AUL, whose assets and liabilities are maintained separately from those of AUL's General Account.

VESTED - A legally fixed immediate right of ownership.

403(b) PROGRAM - An arrangement by a public school organization or a religious, charitable, educational, or scientific organization that is described in
Section 501(c)(3) of the Internal Revenue Code under which employees are permitted to take advantage of the federal income tax deferral benefits provided in Section 403(b) of the Internal Revenue Code.

408 OR 408A PROGRAM - A program of individual retirement annuities, including a traditional IRA, a Simplified Employee Pension, SIMPLE IRA, or Roth IRA established by an Employer, that meets the requirements of Section 408 or 408A of the Internal Revenue Code.

457 OR 409A PROGRAM - A 457 Program is a plan established by a unit of a state or local government or a tax-exempt organization (other than a church) under
Section 457 of the Internal Revenue Code. A 409A Program is a deferred compensation plan that does not qualify as an eligible 457(b) deferred compensation plan.

                            SUMMARY


This summary is intended to provide a brief overview of the more significant aspects of the Contracts. Later sections of this Prospectus, the Statement of Additional Information, and the Contracts themselves provide further detail. Unless the context indicates otherwise, the discussion in this summary and the remainder of the Prospectus relates to the portion of the Contracts involving the Variable Account. The pertinent Contract and "The Fixed Interest Account" and "The Stable Value Account" section of this Prospectus briefly describe the FIA and the SVA.


PURPOSE OF THE CONTRACTS

The group variable annuity contracts ("Contracts") described in this Prospectus were generally designed by AUL for use with group retirement programs that qualify for favorable tax-deferred treatment as retirement programs under Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code. While variable annuities may provide a Contract Owner or a Participant with additional investment and insurance or annuity-related benefits when used in connection with such a tax-qualified program, any tax deferral is provided by the program or plan and not the annuity contract. A variable annuity contract presents a dynamic concept in retirement planning designed to give Employers and employees and other Participants in programs flexibility to attain their investment goals. A Contract provides for the accumulation of values on a variable basis, a fixed basis, or both, and provides several options for fixed annuity payments. During the Accumulation Period, the Owner or a Participant (depending on the Contract) can allocate Contributions to the various Investment Accounts of the Variable Account or to the FIA or SVA. See the Section "The Contracts" later in this Prospectus.

Additionally, a Contract may be used to accept Contributions as a funding vehicle for a Plan Sponsor-provided: (1) Health Savings Account (HSA) established pursuant to Internal Revenue Code Section 223 that is used exclusively to reimburse incurred qualified medical expenses for "medical care" as defined in Code Section 213(d); (2) Health Reimbursement Arrangement (HRA) accident and health plan that is used exclusively to reimburse expenses incurred for such medical care; or (3) plan that is used to provide post-employment non-pension benefits (which may include unused sick and vacation leave time benefits or certain health care benefits) for former employees.


TYPES OF CONTRACTS

AUL offers several types of Contracts that are described in this Prospectus. Recurring Contribution Contracts are available for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and also for use with HRA, HSA and other post-employment benefit ("OPEB") plans. AUL also offers single Contribution Contracts which are only available for use in connection with retirement programs that meet the requirements of Sections 403(b), 408 and 408A of the Internal Revenue Code.



THE VARIABLE ACCOUNT AND THE FUNDS

AUL will allocate Contributions designated to accumulate on a variable basis to the Variable Account. See the Section "Variable Account" later in this Prospectus. The Variable Account is currently divided into subaccounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of one of the portfolios of the following Funds:


                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund              R                 U.S. Equity                         AllianceBernstein LP

AB Discovery Growth Fund                R                 U.S. Equity                         AllianceBernstein LP

AB Discovery Value Fund                 R                 U.S. Equity                         AllianceBernstein LP

AB High Income Fund                     Advisor           Taxable Bond                        AllianceBernstein LP

AB High Income Fund                     R                 Taxable Bond                        AllianceBernstein LP

AB International Growth Fund            R                 International Equity                AllianceBernstein LP

AB International Value Fund             R                 International Equity                AllianceBernstein LP

AB Small Cap Growth Fund                R                 U.S. Equity                         AllianceBernstein LP

AB Value Fund                           R                 U.S. Equity                         AllianceBernstein LP

Alger Balanced Portfolio                I-2               Allocation                          Fred Alger Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Alger Capital Appreciation              I                 U.S. Equity                         Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation              R                 U.S. Equity                         Fred Alger Management, Inc.
Institutional Fund

Alger Capital Appreciation Portfolio    I-2               U.S. Equity                         Fred Alger Management, Inc.

Alger Large Cap Growth Portfolio        I-2               U.S. Equity                         Fred Alger Management, Inc.

Alger Small Cap Growth                  I                 U.S. Equity                         Fred Alger Management, Inc.
Institutional Fund

Alger Small Cap Growth                  R                 U.S. Equity                         Fred Alger Management, Inc.
Institutional Fund

AllianzGI NFJ Dividend Value Fund       Administrative    U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Dividend Value Fund       R                 U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Mid-Cap Value Fund        Administrative    U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Mid-Cap Value Fund        R                 U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Small-Cap Value Fund      Administrative    U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI NFJ Small-Cap Value Fund      R                 U.S. Equity                         Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2015 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2015 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2020 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2020 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2025 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2025 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2030 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2030 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2035 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2035 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2040 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
AllianzGI Retirement 2040 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2045 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2045 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2050 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2050 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2055 Fund          A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement 2055 Fund          Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement Income Fund        A*                Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

AllianzGI Retirement Income Fund        Administrative    Allocation                          Allianz Global Investors Fund
                                                                                              Management LLC

American Century Disciplined            A*                U.S. Equity                         American Century Investment
Growth Fund                                                                                   Management, Inc.

American Century Disciplined            Investor          U.S. Equity                         American Century Investment
Growth Fund                                                                                   Management, Inc.

American Century Diversified Bond       A*                Taxable Bond                        American Century Investment
Fund                                                                                          Management, Inc.

American Century Diversified Bond       Investor          Taxable Bond                        American Century Investment
Fund                                                                                          Management, Inc.

American Century Emerging               A*                International Equity                American Century Investment
Markets                                                                                       Management, Inc.

American Century Emerging               Investor          International Equity                American Century Investment
Markets                                                                                       Management, Inc.

American Century Equity Growth          A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Equity Growth          Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Equity Income          A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Equity Income          Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Ginnie Mae             A*                Taxable Bond                        American Century Investment
                                                                                              Management, Inc.

American Century Growth                 A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Heritage               A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
American Century Heritage               Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Income &               Investor          U.S. Equity                         American Century Investment
Growth                                                                                        Management, Inc.

American Century Inflation-             A*                Taxable Bond                        American Century Investment
Adjusted Bond                                                                                 Management, Inc.

American Century International          A*                Taxable Bond                        American Century Investment
Bond                                                                                          Management, Inc.

American Century International          Investor          Taxable Bond                        American Century Investment
Bond                                                                                          Management, Inc.

American Century International          A*                International Equity                American Century Investment
Discovery                                                                                     Management, Inc.

American Century International          Investor          International Equity                American Century Investment
Discovery                                                                                     Management, Inc.

American Century International          A*                International Equity                American Century Investment
Growth                                                                                        Management, Inc.

American Century International          Investor          International Equity                American Century Investment
Growth                                                                                        Management, Inc.

American Century Large Company          A*                U.S. Equity                         American Century Investment
Value                                                                                         Management, Inc.

American Century Mid Cap Value          A*                U.S. Equity                         American Century Investment
Fund                                                                                          Management, Inc.

American Century Mid Cap Value          Investor          U.S. Equity                         American Century Investment
Fund                                                                                          Management, Inc.

American Century One Choice 2020        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2020        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2025        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2025        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2030        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2030        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2035        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2035        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2040        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2040        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
American Century One Choice 2045        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2045        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2050        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2050        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2055        A*                Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice 2055        Investor          Allocation                          American Century Investment
Portfolio                                                                                     Management, Inc.

American Century One Choice In          A*                Allocation                          American Century Investment
Retirement Portfolio                                                                          Management, Inc.

American Century One Choice In          Investor          Allocation                          American Century Investment
Retirement Portfolio                                                                          Management, Inc.

American Century Real Estate            A*                Sector Equity                       American Century Investment
                                                                                              Management, Inc.

American Century Real Estate            Investor          Sector Equity                       American Century Investment
                                                                                              Management, Inc.

American Century Select                 A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Select                 Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Small Cap              A*                U.S. Equity                         American Century Investment
Growth                                                                                        Management, Inc.

American Century Small Cap Value        A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Small Cap Value        Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Small Company          A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Strategic              A*                Allocation                          American Century Investment
Allocation: Aggressive                                                                        Management, Inc.

American Century Strategic              Investor          Allocation                          American Century Investment
Allocation: Aggressive                                                                        Management, Inc.

American Century Strategic              A*                Allocation                          American Century Investment
Allocation: Conservative                                                                      Management, Inc.

American Century Strategic              Investor          Allocation                          American Century Investment
Allocation: Conservative                                                                      Management, Inc.

American Century Strategic              A*                Allocation                          American Century Investment
Allocation: Moderate                                                                          Management, Inc.

American Century Strategic              Investor          Allocation                          American Century Investment
Allocation: Moderate                                                                          Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
American Century Ultra                  A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Ultra                  Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Value                  A*                U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century Value                  Investor          U.S. Equity                         American Century Investment
                                                                                              Management, Inc.

American Century VP Capital             I                 U.S. Equity                         American Century Investment
Appreciation Fund                                                                             Management, Inc.

American Funds AMCAP Fund               R3                U.S. Equity                         Capital Research and
                                                                                              Management Company

American Funds AMCAP Fund               R4                U.S. Equity                         Capital Research and
                                                                                              Management Company

American Funds American                 R3                Allocation                          Capital Research and
Balanced Fund                                                                                 Management Company

American Funds American                 R4                Allocation                          Capital Research and
Balanced Fund                                                                                 Management Company

American Funds American High            R3                Taxable Bond                        Capital Research and
Income Trust                                                                                  Management Company

American Funds American High            R4                Taxable Bond                        Capital Research and
Income Trust                                                                                  Management Company

American Funds Capital World            R3                International Equity                Capital Research and
Growth and Income                                                                             Management Company

American Funds Capital World            R4                International Equity                Capital Research and
Growth and Income                                                                             Management Company

American Funds EuroPacific Growth       R3                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds EuroPacific Growth       R4                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds EuroPacific Growth       R5                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds Fundamental              R3                U.S. Equity                         Capital Research and
Investors                                                                                     Management Company

American Funds Fundamental              R4                U.S. Equity                         Capital Research and
Investors                                                                                     Management Company

American Funds Intermediate Bond        R3                Taxable Bond                        Capital Research and
Fund of America                                                                               Management Company

American Funds Intermediate Bond        R4                Taxable Bond                        Capital Research and
Fund of America                                                                               Management Company

American Funds New Perspective          R3                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds New Perspective          R4                International Equity                Capital Research and
Fund                                                                                          Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------
American Funds New World Fund           R3                International Equity                Capital Research and
                                                                                              Management Company

American Funds New World Fund           R4                International Equity                Capital Research and
                                                                                              Management Company

American Funds SMALLCAP World           R3                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds SMALLCAP World           R4                International Equity                Capital Research and
Fund                                                                                          Management Company

American Funds The Growth Fund          R3                U.S. Equity                         Capital Research and
of America                                                                                    Management Company

American Funds The Growth Fund          R4                U.S. Equity                         Capital Research and
of America                                                                                    Management Company

American Funds Washington               R3                U.S. Equity                         Capital Research and
Mutual Investors Fund                                                                         Management Company

American Funds Washington               R4                U.S. Equity                         Capital Research and
Mutual Investors Fund                                                                         Management Company

American Funds 2010 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2010 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2015 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2015 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2020 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2020 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2025 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2025 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2030 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2030 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2035 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2035 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2040 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2040 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
American Funds 2045 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2045 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2050 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2050 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2055 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2055 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2060 Target Date         R3                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

American Funds 2060 Target Date         R4                Allocation                          Capital Research and
Retirement Fund                                                                               Management Company

AMG Managers Cadence Capital            Investor          U.S. Equity                         Managers Investment Group LLC
Appreciation Fund

AMG Managers Cadence Mid Cap            Investor          U.S. Equity                         Managers Investment Group LLC
Fund

AMG Managers Cadence Mid Cap            Service           U.S. Equity                         Managers Investment Group LLC
Fund

AQR Emerging Multi-Style Fund           N                 International Equity                AQR Capital Management, LLC

AQR International Multi-Style Fund      N                 International Equity                AQR Capital Management, LLC

AQR Large Cap Multi-Style Fund          N                 U.S. Equity                         AQR Capital Management, LLC

AQR Small Cap Multi-Style Fund          N                 U.S. Equity                         AQR Capital Management, LLC

Ariel Appreciation Fund                 Investor          U.S. Equity                         Ariel Investments, LLC

Ariel Fund                              Investor          U.S. Equity                         Ariel Investments, LLC

Ave Maria Catholic Values Fund          No Load           U.S. Equity                         Schwartz Investment Counsel Inc.

Ave Maria Growth Fund                   No Load           U.S. Equity                         Schwartz Investment Counsel Inc.

Ave Maria Rising Dividend Fund          No Load           U.S. Equity                         Schwartz Investment Counsel Inc.

Ave Maria World Equity Fund             No Load           International Equity                Schwartz Investment Counsel Inc.

BlackRock Equity Dividend Fund          Institutional     U.S. Equity                         BlackRock Advisors LLC

BlackRock Global Allocation Fund        Institutional     Allocation                          BlackRock Advisors LLC

BlackRock Global Allocation Fund        R                 Allocation                          BlackRock Advisors LLC

BlackRock GNMA Portfolio                Service           Taxable Bond                        BlackRock Advisors LLC

BlackRock Health Sciences               Institutional     Sector Equity                       BlackRock Advisors LLC
Opportunities Portfolio

BlackRock Health Sciences               R                 Sector Equity                       BlackRock Advisors LLC
Opportunities Portfolio

BlackRock High Yield Bond Portfolio     Service           Taxable Bond                        BlackRock Advisors LLC

BlackRock High Yield Bond Portfolio     R                 Taxable Bond                        BlackRock Advisors LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
BlackRock Small Cap Growth Equity       Institutional     U.S. Equity                         BlackRock Advisors LLC
Portfolio

BlackRock Total Return Fund             A*                Taxable Bond                        BlackRock Advisors LLC

BlackRock Total Return Fund             R                 Taxable Bond                        BlackRock Advisors LLC

BMO Mid-Cap Growth Fund                 Y                 U.S. Equity                         BMO Investment Distributors, LLC

BMO Mid-Cap Growth Fund                 R3                U.S. Equity                         BMO Investment Distributors, LLC

BMO Mid-Cap Value Fund                  Y                 U.S. Equity                         BMO Investment Distributors, LLC

BMO Mid-Cap Value Fund                  R3                U.S. Equity                         BMO Investment Distributors, LLC

BMO Small-Cap Growth Fund               Y                 U.S. Equity                         BMO Investment Distributors, LLC

BMO Small-Cap Value Fund                A*                U.S. Equity                         BMO Investment Distributors, LLC

BMO Small-Cap Value Fund                R3                U.S. Equity                         BMO Investment Distributors, LLC

Calvert Equity Portfolio                A*                U.S. Equity                         Calvert Investment Management,
                                                                                              Inc.

Calvert Income Fund                     A*                Taxable Bond                        Calvert Investment Management,
                                                                                              Inc.

Calvert Small Cap Fund                  A*                U.S. Equity                         Calvert Investment Management,
                                                                                              Inc.

Calvert VP SRI Mid Cap Growth           No Load           U.S. Equity                         Calvert Investment Management,
Portfolio                                                                                     Inc.

ClearBridge Aggressive Growth           FI                U.S. Equity                         Legg Mason Partners Fund
Fund                                                                                          Advisor, LLC

ClearBridge Aggressive Growth           R                 U.S. Equity                         Legg Mason Partners Fund
Fund                                                                                          Advisor, LLC

ClearBridge Appreciation Fund           FI                U.S. Equity                         Legg Mason Partners Fund
                                                                                              Advisor, LLC

ClearBridge Appreciation Fund           R                 U.S. Equity                         Legg Mason Partners Fund
                                                                                              Advisor, LLC

Columbia Acorn International Fund       A*                International Equity                Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Acorn International Fund       R4                International Equity                Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Acorn International Fund       Z                 International Equity                Columbia Wanger Asset
                                                                                              Management, LLC

Columbia Contrarian Core Fund           A*                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Contrarian Core Fund           R4                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Dividend Income Fund           A*                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Dividend Income Fund           R4                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Emerging Markets Bond          A*                Taxable Bond                        Columbia Management
Fund                                                                                          Investment Advisers, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Columbia Emerging Markets Bond          Z                 Taxable Bond                        Columbia Management
Fund                                                                                          Investment Advisers, LLC

Columbia Select Global Growth           A*                International Equity                Columbia Management
Fund (Formerly Columbia Marsico                                                               Investment Advisers, LLC
Global Fund)(2)

Columbia Select Global Growth           R4                International Equity                Columbia Management
Fund (Formerly Columbia Marsico                                                               Investment Advisers, LLC
Global Fund)(2)

Columbia Mid Cap Index Fund             A*                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Mid Cap Value Fund             A*                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Mid Cap Value Fund             R4                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        A*                U.S. Equity                         Columbia Management
Value Fund                                                                                    Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        R4                U.S. Equity                         Columbia Management
Value Fund                                                                                    Investment Advisers, LLC

Columbia Multi-Advisor Small Cap        Z                 U.S. Equity                         Columbia Management
Value Fund                                                                                    Investment Advisers, LLC

Columbia Select Large-Cap Value         A*                U.S. Equity                         Columbia Management
Fund                                                                                          Investment Advisers, LLC

Columbia Select Large-Cap Value         R4                U.S. Equity                         Columbia Management
Fund                                                                                          Investment Advisers, LLC

Columbia Select Smaller-Cap Value       A*                U.S. Equity                         Columbia Management
Fund                                                                                          Investment Advisers, LLC

Columbia Select Smaller-Cap Value       R4                U.S. Equity                         Columbia Management
Fund                                                                                          Investment Advisers, LLC

Columbia Seligman Communications        A*                Sector Equity                       Columbia Management
and Information Fund                                                                          Investment Advisers, LLC

Columbia Seligman Communications        R4                Sector Equity                       Columbia Management
and Information Fund                                                                          Investment Advisers, LLC

Columbia Seligman Communications        Z                 Sector Equity                       Columbia Management
and Information Fund                                                                          Investment Advisers, LLC

Columbia Small Cap Index Fund           A*                U.S. Equity                         Columbia Management
                                                                                              Investment Advisers, LLC

Columbia U.S. Government                A*                Taxable Bond                        Columbia Management
Mortgage Fund                                                                                 Investment Advisers, LLC

Columbia U.S. Government                R4                Taxable Bond                        Columbia Management
Mortgage Fund                                                                                 Investment Advisers, LLC

CRM Mid Cap Value                       Investor          U.S. Equity                         Cramer Rosenthal McGlynn, LLC

CRM Small Cap Value                     Investor          U.S. Equity                         Cramer Rosenthal McGlynn, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(2) Name changes effective 1/22/2016.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Deutsche Real Assets (Formerly          A*                Alternative                         Deutsche Inv Mgmt Americas
Duetsche Alternative Asset                                                                    Inc.
Allocation)(3)

Deutsche Real Assets (Formerly          S                 Alternative                         Deutsche Inv Mgmt Americas
Duetsche Alternative Asset                                                                    Inc.
Allocation)(3)

Deutsche Enhanced Commodity             A*                Commodities                         Deutsche Inv Mgmt Americas
Strategy Fund                                                                                 Inc.

Deutsche Enhanced Commodity             S                 Commodities                         Deutsche Inv Mgmt Americas
Strategy Fund                                                                                 Inc.

Deutsche Global Infrastructure          A*                International Equity                Deutsche Inv Mgmt Americas
Fund                                                                                          Inc.

Deutsche Global Infrastructure          S                 International Equity                Deutsche Inv Mgmt Americas
Fund                                                                                          Inc.

Deutsche Large Cap Value Fund           A*                U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Large Cap Value Fund           S                 U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Mid Cap Value Fund             A*                U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Mid Cap Value Fund             S                 U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Real Estate Securities         A*                Sector Equity                       Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Real Estate Securities         S                 Sector Equity                       Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Small Cap Value Fund           A*                U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Small Cap Value Fund           S                 U.S. Equity                         Deutsche Inv Mgmt Americas
                                                                                              Inc.

Deutsche Strategic Government           S                 Taxable Bond                        Deutsche Inv Mgmt Americas
Securities                                                                                    Inc.

Deutsche Strategic Government           A*                Taxable Bond                        Deutsche Inv Mgmt Americas
Securities                                                                                    Inc.

DFA Emerging Markets Value              R2                International Equity                Dimensional Fund Advisors LP

DFA Global Allocation 25/75             R2                Allocation                          Dimensional Fund Advisors LP

DFA Global Allocation 60/40             R2                Allocation                          Dimensional Fund Advisors LP

DFA Global Equity                       R2                International Equity                Dimensional Fund Advisors LP

DFA International Value                 R2                International Equity                Dimensional Fund Advisors LP

DFA US Targeted Value                   R2                U.S. Equity                         Dimensional Fund Advisors LP

Dreyfus Natural Resources Fund          I                 Sector Equity                       The Dreyfus Corporation

Federated High Yield Trust              Institutional     Taxable Bond                        Federated Investment
                                                                                              Management Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(3) Name changes effective 3/11/2016.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Federated High Yield Trust              Service           Taxable Bond                        Federated Investment
                                                                                              Management Company

Federated International Leaders         A*                International Equity                Federated Global Investment
Fund                                                                                          Management Corp.

Federated International Leaders         Institutional     International Equity                Federated Global Investment
Fund                                                                                          Management Corp.

Federated Kaufmann Large Cap            A*                U.S. Equity                         Federated Equity Mgmt Company
Fund                                                                                          Of Penn

Federated Kaufmann Large Cap            Institutional     U.S. Equity                         Federated Equity Mgmt Company
Fund                                                                                          Of Penn

Federated MDT All Cap Core Fund         A*                U.S. Equity                         Federated MDTA LLC

Federated MDT All Cap Core Fund         Institutional     U.S. Equity                         Federated MDTA LLC

Fidelity Advisor Diversified            T                 International Equity                Fidelity Management & Research
International Fund                                                                            Company

Fidelity Advisor Diversified Stock      Institutional     U.S. Equity                         Fidelity Management & Research
Fund                                                                                          Company

Fidelity Advisor Diversified Stock      T                 U.S. Equity                         Fidelity Management & Research
Fund                                                                                          Company

Fidelity Advisor Dividend Growth        T                 U.S. Equity                         Fidelity Management & Research
Fund                                                                                          Company

Fidelity Advisor Equity Growth Fund     T                 U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Equity Income Fund     T                 U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Freedom 2010 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2010 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2015 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2020 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2025 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2030 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2035 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2040 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2045 Fund      T                 Allocation                          Strategic Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Freedom 2050 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2050 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2055 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060 Fund      I                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom 2060 Fund      T                 Allocation                          Strategic Advisers, Inc.

Fidelity Advisor Freedom Income         I                 Allocation                          Strategic Advisers, Inc.
Fund

Fidelity Advisor Freedom Income         T                 Allocation                          Strategic Advisers, Inc.
Fund

Fidelity Advisor Growth & Income        T                 U.S. Equity                         Fidelity Management & Research
Fund                                                                                          Company

Fidelity Advisor Growth                 T                 U.S. Equity                         Fidelity Management & Research
Opportunities Fund                                                                            Company

Fidelity Advisor International          T                 International Equity                Fidelity Management & Research
Capital Appreciation Fund                                                                     Company

Fidelity Advisor Leveraged              A*                U.S. Equity                         Fidelity Management & Research
Company Stock Fund                                                                            Company

Fidelity Advisor Leveraged              T                 U.S. Equity                         Fidelity Management & Research
Company Stock Fund                                                                            Company

Fidelity Advisor New Insights Fund      A*                U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor New Insights Fund      T                 U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Overseas Fund          T                 International Equity                Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Real Estate Fund       A*                Sector Equity                       Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       I                 Sector Equity                       Fidelity SelectCo, LLC

Fidelity Advisor Real Estate Fund       T                 Sector Equity                       Fidelity SelectCo, LLC

Fidelity Advisor Small Cap Fund         A*                U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Small Cap Fund         T                 U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Stock Selector All     T                 U.S. Equity                         Fidelity Management & Research
Cap Fund                                                                                      Company

Fidelity Advisor Stock Selector Mid     T                 U.S. Equity                         Fidelity Management & Research
Cap Fund                                                                                      Company

Fidelity Advisor Strategic              I                 Allocation                          Fidelity Management & Research
Dividend & Income Fund                                                                        Company

Fidelity Advisor Strategic              T                 Allocation                          Fidelity Management & Research
Dividend & Income Fund                                                                        Company

Fidelity Advisor Strategic Income       A*                Taxable Bond                        Fidelity Management & Research
Fund                                                                                          Company


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Fidelity Advisor Total Bond Fund        I                 Taxable Bond                        Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Total Bond Fund        T                 Taxable Bond                        Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Value Fund             A*                U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity Advisor Value Fund             T                 U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity VIP Asset Manager Portfolio    Initial           Allocation                          Fidelity SelectCo, LLC

Fidelity VIP Contrafund Portfolio       Initial           U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity VIP Equity-Income Portfolio    Initial           U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity VIP Growth Portfolio           Initial           U.S. Equity                         Fidelity Management & Research
                                                                                              Company

Fidelity VIP High Income Portfolio      Initial           Taxable Bond                        Fidelity Management & Research
                                                                                              Company

Fidelity VIP Overseas Portfolio         Initial           International Equity                Fidelity Management & Research
                                                                                              Company

Franklin Flex Cap Growth                R                 U.S. Equity                         Franklin Advisers, Inc.

Franklin Growth Fund                    A*                U.S. Equity                         Franklin Advisers, Inc.

Franklin Growth Fund                    R                 U.S. Equity                         Franklin Advisers, Inc.

Franklin Income Fund                    Advisor           Allocation                          Franklin Advisers, Inc.

Franklin Income Fund                    R                 Allocation                          Franklin Advisers, Inc.

Franklin Mutual Global Discovery        R                 International Equity                Franklin Mutual Advisers, LLC
Fund

Franklin Mutual Global Discovery        Z                 International Equity                Franklin Mutual Advisers, LLC
Fund

Franklin Small Cap Value Fund           A*                U.S. Equity                         Franklin Advisory Services, LLC

Franklin Small Cap Value Fund           R                 U.S. Equity                         Franklin Advisory Services, LLC

Franklin Small-Mid Cap Growth           R                 U.S. Equity                         Franklin Advisers, Inc.
Fund

Franklin Strategic Income Fund          A*                Taxable Bond                        Franklin Advisers, Inc.

Franklin Strategic Income Fund          R                 Taxable Bond                        Franklin Advisers, Inc.

Goldman Sachs Growth                    IR                U.S. Equity                         Goldman Sachs Asset
Opportunities Fund                                                                            Management, L.P.

Goldman Sachs Growth                    Service           U.S. Equity                         Goldman Sachs Asset
Opportunities Fund                                                                            Management, L.P.

Goldman Sachs Growth Strategy           Institutional     Allocation                          Goldman Sachs Asset
Portfolio                                                                                     Management, L.P.

Goldman Sachs Growth Strategy           Service           Allocation                          Goldman Sachs Asset
Portfolio                                                                                     Management, L.P.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs International Equity      Institutional     International Equity                Goldman Sachs Asset
Insights                                                                                      Management, L.P.

Goldman Sachs International Equity      Service           International Equity                Goldman Sachs Asset
Insights                                                                                      Management, L.P.

Goldman Sachs Large Cap Value           IR                U.S. Equity                         Goldman Sachs Asset
Insights                                                                                      Management, L.P.

Goldman Sachs Large Cap Value           Service           U.S. Equity                         Goldman Sachs Asset
Insights                                                                                      Management, L.P.

Goldman Sachs Mid Cap Value             Institutional     U.S. Equity                         Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Mid Cap Value             Service           U.S. Equity                         Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Financial Square          Resource          Money Market                        Goldman Sachs Asset
Government Fund                                                                               Management, L.P.

Goldman Sachs Financial Square          Admin             Money Market                        Goldman Sachs Asset
Government Fund                                                                               Management, L.P.

Goldman Sachs Satellite Strategies      IR                Allocation                          Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Satellite Strategies      Service           Allocation                          Goldman Sachs Asset
Fund                                                                                          Management, L.P.

Goldman Sachs Small Cap Value           Institutional     U.S. Equity                         Goldman Sachs Asset
                                                                                              Management, L.P.

Goldman Sachs Small Cap Value           Service           U.S. Equity                         Goldman Sachs Asset
                                                                                              Management, L.P.

Goldman Sachs Technology                Institutional     Sector Equity                       Goldman Sachs Asset
Opportunities Fund (Formerly                                                                  Management, L.P.
Goldman Sachs Technology
Tollkeeper)

Goldman Sachs Technology                Service           Sector Equity                       Goldman Sachs Asset
Opportunities Fund (Formerly                                                                  Management, L.P.
Goldman Sachs Technology
Tollkeeper)

Goldman Sachs U.S. Equity Insights      IR                U.S. Equity                         Goldman Sachs Asset
                                                                                              Management, L.P.

Goldman Sachs U.S. Equity Insights      Service           U.S. Equity                         Goldman Sachs Asset
                                                                                              Management, L.P.

Henssler Equity Fund                    Institutional     U.S. Equity                         Henssler Asset Management, LLC

Henssler Equity Fund                    Investor          U.S. Equity                         Henssler Asset Management, LLC

INTECH U.S. Managed Volatility          Service           U.S. Equity                         Janus Capital Management LLC
Fund

Invesco American Franchise Fund         A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco American Value Fund             A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco American Value Fund             Y                 U.S. Equity                         Invesco Advisers, Inc.

Invesco Comstock Fund                   A*                U.S. Equity                         Invesco Advisers, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Invesco Comstock Fund                   R                 U.S. Equity                         Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco Diversified Dividend Fund       Investor          U.S. Equity                         Invesco Advisers, Inc.

Invesco Energy Fund                     A*                Sector Equity                       Invesco Advisers, Inc.

Invesco Energy Fund                     Investor          Sector Equity                       Invesco Advisers, Inc.

Invesco Floating Rate Fund              A*                Taxable Bond                        Invesco Advisers, Inc.

Invesco Floating Rate Fund              Y                 Taxable Bond                        Invesco Advisers, Inc.

Invesco Global Health Care Fund         A*                Sector Equity                       Invesco Advisers, Inc.

Invesco Global Health Care Fund         Investor          Sector Equity                       Invesco Advisers, Inc.

Invesco Global Low Volatility Equity    A*                International Equity                Invesco Advisers, Inc.
Yield Fund

Invesco Global Low Volatility Equity    R5                International Equity                Invesco Advisers, Inc.
Yield Fund

Invesco International Growth Fund       R                 International Equity                Invesco Advisers, Inc.

Invesco International Growth Fund       R5                International Equity                Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco Mid Cap Core Equity Fund        R                 U.S. Equity                         Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R                 U.S. Equity                         Invesco Advisers, Inc.

Invesco Mid Cap Growth Fund             R5                U.S. Equity                         Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco Small Cap Growth Fund           R                 U.S. Equity                         Invesco Advisers, Inc.

Invesco Technology Fund                 A*                Sector Equity                       Invesco Advisers, Inc.

Invesco Technology Fund                 Investor          Sector Equity                       Invesco Advisers, Inc.

Invesco Value Opportunities Fund        A*                U.S. Equity                         Invesco Advisers, Inc.

Invesco Value Opportunities Fund        R                 U.S. Equity                         Invesco Advisers, Inc.

Ivy Asset Strategy Fund                 R                 Allocation                          Ivy Investment Management Co

Ivy Asset Strategy Fund                 Y                 Allocation                          Ivy Investment Management Co

Ivy Balanced Fund                       R                 Allocation                          Ivy Investment Management Co

Ivy Balanced Fund                       Y                 Allocation                          Ivy Investment Management Co

Ivy Energy Fund                         R                 Sector Equity                       Ivy Investment Management Co

Ivy Energy Fund                         Y                 Sector Equity                       Ivy Investment Management Co

Ivy High Income Fund                    R                 Taxable Bond                        Ivy Investment Management Co

Ivy High Income Fund                    Y                 Taxable Bond                        Ivy Investment Management Co

Ivy Science and Technology Fund         R                 Sector Equity                       Ivy Investment Management Co

Ivy Science and Technology Fund         Y                 Sector Equity                       Ivy Investment Management Co

Janus Aspen Balanced Portfolio          Service           Allocation                          Janus Capital Management LLC

Janus Aspen Flexible Bond Portfolio     Institutional     Taxable Bond                        Janus Capital Management LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-----------------------------------------------------------------------------------------------------------------------------
Janus Aspen Global Research             Institutional     International Equity                Janus Capital Management LLC
Portfolio

Janus Aspen Perkins Mid Cap Value       Service           U.S. Equity                         Janus Capital Management LLC
Portfolio

Janus Balanced Fund                     R                 Allocation                          Janus Capital Management LLC

Janus Forty Fund                        A*                U.S. Equity                         Janus Capital Management LLC

Janus Forty Fund                        R                 U.S. Equity                         Janus Capital Management LLC

Janus Global Life Sciences Fund         S                 Sector Equity                       Janus Capital Management LLC

Janus Global Life Sciences Fund         T                 Sector Equity                       Janus Capital Management LLC

Janus Growth and Income Fund            R                 U.S. Equity                         Janus Capital Management LLC

Janus Research Fund                     A*                U.S. Equity                         Janus Capital Management LLC

Janus Research Fund                     Service           U.S. Equity                         Janus Capital Management LLC

Janus Triton Fund                       A*                U.S. Equity                         Janus Capital Management LLC

Janus Triton Fund                       Service           U.S. Equity                         Janus Capital Management LLC

Legg Mason BW Global                    FI                Taxable Bond                        Legg Mason Partners Fund
Opportunities Bond Fund                                                                       Advisor, LLC

Legg Mason BW Global                    R                 Taxable Bond                        Legg Mason Partners Fund
Opportunities Bond Fund                                                                       Advisor, LLC

Lord Abbett Bond-Debenture Fund         A*                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Bond-Debenture Fund         R3                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Bond-Debenture Fund(4)      R5                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Calibrated Dividend         A*                U.S. Equity                         Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         R3                U.S. Equity                         Lord, Abbett & Co LLC
Growth Fund

Lord Abbett Calibrated Dividend         R5                U.S. Equity                         Lord, Abbett & Co LLC
Growth Fund(4)

Lord Abbett Developing Growth           A*                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           P                 U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           R3                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Developing Growth           R5                U.S. Equity                         Lord, Abbett & Co LLC
Fund(4)

Lord Abbett Fundamental Equity          A*                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Fundamental Equity          R3                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Fundamental Equity(4)       R5                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund         I                 U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund         R3                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Growth Leaders Fund(4)      R5                U.S. Equity                         Lord, Abbett & Co LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(4) Funds added effective 1/22/2016.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Growth Opportunities        A*                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        P                 U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R3                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Growth Opportunities        R5                U.S. Equity                         Lord, Abbett & Co LLC
Fund(4)

Lord Abbett High Yield Fund             A*                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett High Yield Fund             R3                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett High Yield Fund(4)          R5                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          P                 U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund          R3                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Mid Cap Stock Fund(4)       R5                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        Institutional     U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        P                 U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund        R3                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Small Cap Value Fund(4)     R5                U.S. Equity                         Lord, Abbett & Co LLC

Lord Abbett Total Return Fund           I                 Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Total Return Fund           R3                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Total Return Fund(4)        R5                Taxable Bond                        Lord, Abbett & Co LLC

Lord Abbett Value Opportunities         A*                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         P                 U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         R3                U.S. Equity                         Lord, Abbett & Co LLC
Fund

Lord Abbett Value Opportunities         R5                U.S. Equity                         Lord, Abbett & Co LLC
Fund(6)

Manning & Napier Pro-Blend              S                 Allocation                          Manning & Napier Advisors, LLC
Conservative Term Series

Manning & Napier Pro-Blend              S                 Allocation                          Manning & Napier Advisors, LLC
Extended Term Series

Manning & Napier Pro-Blend              S                 Allocation                          Manning & Napier Advisors, LLC
Maximum Term Series

Manning & Napier Pro-Blend              S                 Allocation                          Manning & Napier Advisors, LLC
Moderate Term Series

MFS Aggressive Growth Allocation        R2                International Equity                Massachusettes Financial
Fund                                                                                          Services Co

MFS Aggressive Growth Allocation        R3                International Equity                Massachusettes Financial
Fund                                                                                          Services Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(4) Funds added effective 1/22/2016.



(6) Name changes effective 4/22/16.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------
MFS Conservative Allocation Fund        R2                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS Conservative Allocation Fund        R3                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS Emerging Markets Debt Fund          R2                Taxable Bond                        Massachusettes Financial
                                                                                              Services Co

MFS Emerging Markets Debt Fund          R3                Taxable Bond                        Massachusettes Financial
                                                                                              Services Co

MFS Growth Allocation Fund              R2                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS Growth Allocation Fund              R3                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS International New Discovery         A*                International Equity                Massachusettes Financial
Fund                                                                                          Services Co

MFS International New Discovery         R2                International Equity                Massachusettes Financial
Fund                                                                                          Services Co

MFS International Value Fund            R2                International Equity                Massachusettes Financial
                                                                                              Services Co

MFS International Value Fund            R3                International Equity                Massachusettes Financial
                                                                                              Services Co

MFS Massachusetts Investors             R2                U.S. Equity                         Massachusettes Financial
Growth Stock Fund                                                                             Services Co

MFS Massachusetts Investors             R3                U.S. Equity                         Massachusettes Financial
Growth Stock Fund                                                                             Services Co

MFS Mid Cap Growth Fund                 A*                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Value Fund                  R2                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co

MFS Mid Cap Value Fund                  R3                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co

MFS Moderate Allocation Fund            R2                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS Moderate Allocation Fund            R3                Allocation                          Massachusettes Financial
                                                                                              Services Co

MFS New Discovery Fund                  R2                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co

MFS New Discovery Fund                  R3                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co

MFS Utilities Fund                      R2                Sector Equity                       Massachusettes Financial
                                                                                              Services Co

MFS Utilities Fund                      R3                Sector Equity                       Massachusettes Financial
                                                                                              Services Co

MFS Value Fund                          A*                U.S. Equity                         Massachusettes Financial
                                                                                              Services Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Emerging               A*                International Equity                Neuberger Berman Management
Markets Equity Fund                                                                           LLC

Neuberger Berman Emerging               R3                International Equity                Neuberger Berman Management
Markets Equity Fund                                                                           LLC

Neuberger Berman Focus Fund             Advisor           U.S. Equity                         Neuberger Berman Management
                                                                                              LLC

Neuberger Berman Large Cap Value        Advisor           U.S. Equity                         Neuberger Berman Management
Fund                                                                                          LLC

Neuberger Berman Small Cap              A*                U.S. Equity                         Neuberger Berman Management
Growth Fund                                                                                   LLC

Neuberger Berman Small Cap              Advisor           U.S. Equity                         Neuberger Berman Management
Growth Fund                                                                                   LLC

Neuberger Berman Small Cap              R3                U.S. Equity                         Neuberger Berman Management
Growth Fund                                                                                   LLC

Northern Small Cap Value Fund           R                 U.S. Equity                         Northern Trust Investments Inc.

Nuveen Dividend Value Fund              A*                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Dividend Value Fund              R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Growth                   A*                U.S. Equity                         Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Growth                   R3                U.S. Equity                         Nuveen Fund Advisors, LLC.
Opportunities Fund

Nuveen Mid Cap Index Fund               R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               A*                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Mid Cap Value Fund               R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      A*                Sector Equity                       Nuveen Fund Advisors, LLC.

Nuveen Real Estate Securities Fund      R3                Sector Equity                       Nuveen Fund Advisors, LLC.

Nuveen Small Cap Index Fund             R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            A*                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Small Cap Select Fund            R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Small Cap Value Fund             A*                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Small Cap Value Fund             R3                U.S. Equity                         Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       A*                Allocation                          Nuveen Fund Advisors, LLC.

Nuveen Strategy Growth Allocation       R3                Allocation                          Nuveen Fund Advisors, LLC.

Oak Ridge Large Cap Growth Fund         A*                U.S. Equity                         Oak Ridge Investments, LLC

Oak Ridge Large Cap Growth Fund         Y                 U.S. Equity                         Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         A*                U.S. Equity                         Oak Ridge Investments, LLC

Oak Ridge Small Cap Growth Fund         Y                 U.S. Equity                         Oak Ridge Investments, LLC

Oakmark Equity and Income Fund          I                 Allocation                          Harris Associates L.P.

OneAmerica Asset Director Portfolio     Advisor           Allocation                          OneAmerica Asset Management,
                                                                                              LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
OneAmerica Asset Director Portfolio     O                 Allocation                          OneAmerica Asset Management,
                                                                                              LLC

OneAmerica Investment Grade             Advisor           Taxable Bond                        OneAmerica Asset Management,
Bond Portfolio                                                                                LLC

OneAmerica Investment Grade             O                 Taxable Bond                        OneAmerica Asset Management,
Bond Portfolio                                                                                LLC

OneAmerica Socially Responsive          Advisor           U.S. Equity                         OneAmerica Asset Management,
Portfolio                                                                                     LLC

OneAmerica Socially Responsive          O                 U.S. Equity                         OneAmerica Asset Management,
Portfolio                                                                                     LLC

OneAmerica Value Portfolio              Advisor           U.S. Equity                         OneAmerica Asset Management,
                                                                                              LLC

OneAmerica Value Portfolio              O                 U.S. Equity                         OneAmerica Asset Management,
                                                                                              LLC

Oppenheimer Active Allocation           A*                Allocation                          OFI Global Asset Management
Fund

Oppenheimer Active Allocation           Y                 Allocation                          OFI Global Asset Management
Fund

Oppenheimer Core Bond Fund              A*                Taxable Bond                        OFI Global Asset Management

Oppenheimer Core Bond Fund              Y                 Taxable Bond                        OFI Global Asset Management

Oppenheimer Developing Markets          A*                International Equity                OFI Global Asset Management
Fund

Oppenheimer Developing Markets          Y                 International Equity                OFI Global Asset Management
Fund

Oppenheimer Global Fund                 A*                International Equity                OFI Global Asset Management

Oppenheimer Global Fund                 Y                 International Equity                OFI Global Asset Management

Oppenheimer Global Opportunities        A*                International Equity                OFI Global Asset Management

Oppenheimer Global Opportunities        Y                 International Equity                OFI Global Asset Management

Oppenheimer Global Strategic            A*                Taxable Bond                        OFI Global Asset Management
Income

Oppenheimer Global Strategic            Y                 Taxable Bond                        OFI Global Asset Management
Income

Oppenheimer Gold & Special              A*                Sector Equity                       OFI Global Asset Management
Minerals Fund

Oppenheimer Gold & Special              Y                 Sector Equity                       OFI Global Asset Management
Minerals Fund

Oppenheimer International Bond          A*                Taxable Bond                        OFI Global Asset Management
Fund

Oppenheimer International Bond          Y                 Taxable Bond                        OFI Global Asset Management
Fund

Oppenheimer International Growth        A*                International Equity                OFI Global Asset Management
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
Oppenheimer International Growth        Y                 International Equity                OFI Global Asset Management
Fund

Oppenheimer International Small-        A*                International Equity                OFI Global Asset Management
Mid Company Fund (Formerly
Oppenheimer International Small
Company Fund)(5)

Oppenheimer International Small-        Y                 International Equity                OFI Global Asset Management
Mid Company Fund (Formerly
Oppenheimer International Small
Company Fund)(5)

Oppenheimer Main Street Mid Cap         A*                U.S. Equity                         OFI Global Asset Management
Fund (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Mid Cap         Y                 U.S. Equity                         OFI Global Asset Management
Fund (Formerly Oppenheimer Main
Street Small & Mid Cap Fund)

Oppenheimer Main Street Select          A*                U.S. Equity                         OFI Global Asset Management
Fund

Oppenheimer Main Street Select          Y                 U.S. Equity                         OFI Global Asset Management
Fund

Oppenheimer Senior Floating Rate        A*                Taxable Bond                        OFI Global Asset Management
Fund

Oppenheimer Senior Floating Rate        Y                 Taxable Bond                        OFI Global Asset Management
Fund

Oppenheimer Mid Cap Value Fund          A*                U.S. Equity                         OFI Global Asset Management
(Formerly Oppenheimer Small &
Mid Cap Value Fund)

Oppenheimer Mid Cap Value Fund          Y                 U.S. Equity                         OFI Global Asset Management
(Formerly Oppenheimer Small &
Mid Cap Value Fund)

Oppenheimer Value Fund                  A*                U.S. Equity                         OFI Global Asset Management

Oppenheimer Value Fund                  Y                 U.S. Equity                         OFI Global Asset Management

Parnassus Core Equity Fund              Investor          U.S. Equity                         Parnassus Investments

Parnassus Fund                          No Load           U.S. Equity                         Parnassus Investments

Parnassus Mid Cap Fund                  No Load           U.S. Equity                         Parnassus Investments

Pax World Balanced Fund                 Individual        Allocation                          Pax World Management LLC
                                        Investor

Pax World Balanced Fund                 R                 Allocation                          Pax World Management LLC

Pax World Global Environmental          Individual        International Equity                Pax World Management LLC
Markets Fund                            Investor

Pax World Global Environmental          R                 International Equity                Pax World Management LLC
Markets Fund

Payden Emerging Markets Bond            Investor          Taxable Bond                        Payden & Rygel


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(5) Name changes effective 4/1/16.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Payden/Kravitz Cash Balance Plan        Advisor           Taxable Bond                        Payden/Kravitz Investment
Fund                                                                                          Advisers LLC

Payden/Kravitz Cash Balance Plan        Retirement        Taxable Bond                        Payden/Kravitz Investment
Fund                                                                                          Advisers LLC

Perkins Mid Cap Value                   A*                U.S. Equity                         Janus Capital Management LLC

Perkins Mid Cap Value                   R                 U.S. Equity                         Janus Capital Management LLC

Perkins Small Cap Value                 Service           U.S. Equity                         Janus Capital Management LLC

Pimco All Asset Fund                    Admin             Allocation                          Pacific Investment Management
                                                                                              Co LLC

Pimco All Asset Fund                    R                 Allocation                          Pacific Investment Management
                                                                                              Co LLC

Pimco CommoditiesPLUS Strategy          Admin             Commodities                         Pacific Investment Management
                                                                                              Co LLC

Pimco Commodity Real Return             Admin             Commodities                         PIMCO
Strategy

Pimco Commodity Real Return             R                 Commodities                         PIMCO
Strategy

Pimco High Yield                        Admin             Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco High Yield                        R                 Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Income Fund                       Admin             Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Income Fund                       R                 Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Real Return Fund                  Admin             Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Real Return Fund                  R                 Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Total Return Fund                 Admin             Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pimco Total Return Fund                 R                 Taxable Bond                        Pacific Investment Management
                                                                                              Co LLC

Pioneer Bond Fund                       A*                Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Bond Fund                       Y                 Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Dynamic Credit Fund             A*                Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Dynamic Credit Fund             Y                 Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Emerging Markets Fund           A*                International Equity                Pioneer Investment Management
                                                                                              Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Emerging Markets Fund           Y                 International Equity                Pioneer Investment Management
                                                                                              Inc.

Pioneer Equity Income Fund              A*                U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Equity Income Fund              Y                 U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Fund                            A*                U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Fund VCT Portfolio              I                 U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Fundamental Growth Fund         A*                U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Fundamental Growth Fund         Y                 U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer High Yield Fund                 A*                Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer High Yield Fund                 Y                 Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Mid Cap Value Fund              A*                U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Mid Cap Value Fund              Y                 U.S. Equity                         Pioneer Investment Management
                                                                                              Inc.

Pioneer Select Mid Cap Growth           A*                U.S. Equity                         Pioneer Investment Management
Fund                                                                                          Inc.

Pioneer Select Mid Cap Growth VCT       I                 U.S. Equity                         Pioneer Investment Management
Portfolio                                                                                     Inc.

Pioneer Strategic Income Fund           A*                Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

Pioneer Strategic Income Fund           Y                 Taxable Bond                        Pioneer Investment Management
                                                                                              Inc.

PNC International Equity Fund           A                 International Equity                PNC Capital Advisors, LLC

PNC International Equity Fund           I                 International Equity                PNC Capital Advisors, LLC

PNC Multi-Factor Small Cap Core         A                 U.S. Equity                         PNC Capital Advisors, LLC
Fund

PNC Multi-Factor Small Cap Core         I                 U.S. Equity                         PNC Capital Advisors, LLC
Fund

Prudential Financial Services Fund      A*                Sector Equity                       Prudential Investments LLC

Prudential Financial Services Fund      Z                 Sector Equity                       Prudential Investments LLC

Prudential Global Real Estate Fund      A*                Sector Equity                       Prudential Investments LLC

Prudential Global Real Estate Fund      Z                 Sector Equity                       Prudential Investments LLC

Prudential High Yield Fund              A*                Taxable Bond                        Prudential Investments LLC

Prudential High Yield Fund              Z                 Taxable Bond                        Prudential Investments LLC

Prudential Jennison 20/20 Focus         A*                U.S. Equity                         Prudential Investments LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------
Prudential Jennison 20/20 Focus         Z                 U.S. Equity                         Prudential Investments LLC

Prudential Jennison Health Sciences     A*                Sector Equity                       Prudential Investments LLC
Fund

Prudential Jennison Health Sciences     Z                 Sector Equity                       Prudential Investments LLC
Fund

Prudential Jennison Mid Cap             A*                U.S. Equity                         Prudential Investments LLC
Growth Fund

Prudential Jennison Mid Cap             Z                 U.S. Equity                         Prudential Investments LLC
Growth Fund

Prudential Jennison Natural             A*                Sector Equity                       Prudential Investments LLC
Resources Fund

Prudential Jennison Natural             Z                 Sector Equity                       Prudential Investments LLC
Resources Fund

Prudential Jennison Select Growth       A*                U.S. Equity                         Prudential Investments LLC

Prudential Jennison Select Growth       Z                 U.S. Equity                         Prudential Investments LLC

Prudential Jennison Small Company       A*                U.S. Equity                         Prudential Investments LLC

Prudential Jennison Small Company       Z                 U.S. Equity                         Prudential Investments LLC

Prudential QMA Mid Cap Value            A*                U.S. Equity                         Prudential Investments LLC
Fund (Formerly Prudential Mid Cap
Value)(6)

Prudential QMA Mid Cap Value            Z                 U.S. Equity                         Prudential Investments LLC
Fund (Formerly Prudential Mid Cap
Value)(6)

Prudential Total Return Bond            A*                Taxable Bond                        Prudential Investments LLC

Prudential Total Return Bond            Z                 Taxable Bond                        Prudential Investments LLC

Putnam Diversified Income Trust         A*                Taxable Bond                        Putnam Investment
                                                                                              Management, LLC

Putnam Diversified Income Trust         Y                 Taxable Bond                        Putnam Investment
                                                                                              Management, LLC

Putnam Fund for Growth & Income         A*                U.S. Equity                         Putnam Investment
Fund                                                                                          Management, LLC

Putnam Fund for Growth & Income         Y                 U.S. Equity                         Putnam Investment
Fund                                                                                          Management, LLC

Putnam Growth Opportunities Fund        A*                U.S. Equity                         Putnam Investment
                                                                                              Management, LLC

Putnam Growth Opportunities Fund        Y                 U.S. Equity                         Putnam Investment
                                                                                              Management, LLC

Ridgeworth Seix High Income Fund        A*                Taxable Bond                        RidgeWorth Investments
(Formerly Ridgeworth High Income
Fund)


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived


(6) Name changes effective 4/22/16.

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Ridgeworth Seix High Income Fund        R                 Taxable Bond                        RidgeWorth Investments
(Formerly Ridgeworth High Income
Fund)

Ridgeworth Large Cap Value Equity       A*                U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Large Cap Value Equity       Institutional     U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Mid Cap Value Equity         A*                U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Mid Cap Value Equity         Institutional     U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Small Cap Value Equity       A*                U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Small Cap Value Equity       Institutional     U.S. Equity                         RidgeWorth Investments
Fund

Ridgeworth Seix Total Return Bond       A*                Taxable Bond                        RidgeWorth Investments
Fund (Formerly Ridgeworth Total
Return Bond Fund)

Ridgeworth Seix Total Return Bond       R                 Taxable Bond                        RidgeWorth Investments
Fund (Formerly Ridgeworth Total
Return Bond Fund)

Russell Commodity Strategies            S                 Commodities                         Russell Investment Management
                                                                                              Co

Russell Emerging Markets                S                 International Equity                Russell Investment Management
                                                                                              Co

Russell Global Equity Fund              S                 International Equity                Russell Investment Management
                                                                                              Co

Russell Global Infrastructure Fund      S                 International Equity                Russell Investment Management
                                                                                              Co

Russell Global Opportunistic Credit     S                 Taxable Bond                        Russell Investment Management
                                                                                              Co

Russell Global Real Estate Securities   S                 Sector Equity                       Russell Investment Management
                                                                                              Co

Russell International Developed         S                 International Equity                Russell Investment Management
Markets                                                                                       Co

Russell Investment Grade Bond           S                 Taxable Bond                        Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2020 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2020 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2025 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2025 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints 2030 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2030 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2035 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2035 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2040 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2040 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2045 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2045 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2050 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2050 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2055 Strategy        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints 2055 Strategy        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Balanced Strategy    R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Balanced Strategy    R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Conservative         R1                Allocation                          Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Conservative         R5                Allocation                          Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Equity Growth        R1                Allocation                          Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Equity Growth        R5                Allocation                          Russell Investment Management
Strategy Fund                                                                                 Co

Russell LifePoints Growth Strategy      R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Growth Strategy      R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints In Retirement        R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints In Retirement        R5                Allocation                          Russell Investment Management
Fund                                                                                          Co


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
--------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints Moderate Strategy    R1                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell LifePoints Moderate Strategy    R5                Allocation                          Russell Investment Management
Fund                                                                                          Co

Russell Short Duration Bond Fund        S                 Taxable Bond                        Russell Investment Management
                                                                                              Co

Russell Strategic Bond Fund             S                 Taxable Bond                        Russell Investment Management
                                                                                              Co

Russell U.S. Core Equity Fund           S                 U.S. Equity                         Russell Investment Management
                                                                                              Co

Russell U.S. Defensive Equity Fund      S                 U.S. Equity                         Russell Investment Management
                                                                                              Co

Russell U.S. Dynamic Equity Fund        S                 U.S. Equity                         Russell Investment Management
                                                                                              Co

Russell U.S. Small Cap Equity Fund      S                 U.S. Equity                         Russell Investment Management
                                                                                              Co

State Street Equity 500 Index           Admin             U.S. Equity                         SSgA Funds Management Co

State Street Equity 500 Index           R                 U.S. Equity                         SSgA Funds Management Co

Steward Global Equity Income Fund       Individual        International Equity                Capstone Asset Management
                                                                                              Company

Steward Large Cap Enhanced Index        Individual        U.S. Equity                         Capstone Asset Management
Fund                                                                                          Company

Steward Small-Mid Cap Enhanced          Individual        U.S. Equity                         Capstone Asset Management
Index Fund                                                                                    Company

T. Rowe Price Blue Chip Growth          R                 U.S. Equity                         T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Equity Income Fund        R                 U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price Equity Income             No Load           U.S. Equity                         T. Rowe Price Associates, Inc.
Portfolio

T. Rowe Price European Stock Fund       No Load           International Equity                T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         Advisor           U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price Growth Stock Fund         R                 U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price International             Advisor           International Equity                T. Rowe Price Associates, Inc.
Growth & Income

T. Rowe Price International             R                 International Equity                T. Rowe Price Associates, Inc.
Growth & Income

T. Rowe Price International Stock       R                 International Equity                T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Mid-Cap Growth Fund       R                 U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        Advisor           U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price Mid-Cap Value Fund        R                 U.S. Equity                         T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2005 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Retirement 2010 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2010 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2015 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2020 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2025 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2030 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2035 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2040 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2045 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2050 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      Advisor           Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement 2055 Fund      R                 Allocation                          T. Rowe Price Associates, Inc.

T. Rowe Price Retirement Balanced       Advisor           Allocation                          T. Rowe Price Associates, Inc.
Fund

T. Rowe Price Retirement Balanced       R                 Allocation                          T. Rowe Price Associates, Inc.
Fund

Templeton Foreign Fund                  A*                International Equity                Templeton Global Advisors
                                                                                              Limited

Templeton Foreign Fund                  R                 International Equity                Templeton Global Advisors
                                                                                              Limited

Templeton Global Bond Fund              A*                Taxable Bond                        Franklin Advisers, Inc.

Templeton Global Bond Fund              R                 Taxable Bond                        Franklin Advisers, Inc.

Templeton Growth Fund                   A*                International Equity                Templeton Global Advisors
                                                                                              Limited

Templeton Growth Fund                   R                 International Equity                Templeton Global Advisors
                                                                                              Limited

Templeton International Bond Fund       A                 Taxable Bond                        Franklin Advisers, Inc.

Thornburg Core Growth Fund              R3                U.S. Equity                         Thornburg Investment
                                                                                              Management, Inc.

Thornburg Core Growth Fund              R5                U.S. Equity                         Thornburg Investment
                                                                                              Management, Inc.


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
----------------------------------------------------------------------------------------------------------------------
Thornburg International Value Fund      R3                International Equity                Thornburg Investment
                                                                                              Management, Inc.

Thornburg International Value Fund      R5                International Equity                Thornburg Investment
                                                                                              Management, Inc.

Thornburg Investment Income             R3                Allocation                          Thornburg Investment
Builder Fund                                                                                  Management, Inc.

Thornburg Investment Income             R5                Allocation                          Thornburg Investment
Builder Fund                                                                                  Management, Inc.

Thornburg Limited Term Income           R3                Taxable Bond                        Thornburg Investment
Fund                                                                                          Management, Inc.

Thornburg Limited Term Income           R5                Taxable Bond                        Thornburg Investment
Fund                                                                                          Management, Inc.

Thornburg Limited Term U.S.             R3                Taxable Bond                        Thornburg Investment
Government Fund                                                                               Management, Inc.

Thornburg Value Fund                    R3                U.S. Equity                         Thornburg Investment
                                                                                              Management, Inc.

TIAA-CREF Bond Index Fund               Retirement        Taxable Bond                        Teachers Advisors, Inc.

TIAA-CREF Bond Plus Fund                Retirement        Taxable Bond                        Teachers Advisors, Inc.

TIAA-CREF Emerging Markets              Retirement        International Equity                Teachers Advisors, Inc.
Equity Index Fund

TIAA-CREF Growth & Income               Retirement        U.S. Equity                         Teachers Advisors, Inc.

TIAA-CREF International Equity          Retirement        International Equity                Teachers Advisors, Inc.
Index

TIAA-CREF Large-Cap Growth Fund         Retirement        U.S. Equity                         Teachers Advisors, Inc.

TIAA-CREF Large-Cap Growth              Retirement        U.S. Equity                         Teachers Advisors, Inc.
Index

TIAA-CREF Large-Cap Value Fund          Retirement        U.S. Equity                         Teachers Advisors, Inc.

TIAA-CREF Large-Cap Value Index         Retirement        U.S. Equity                         Teachers Advisors, Inc.

TIAA-CREF Lifecycle Index 2010          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2015          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2020          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2025          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2030          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2035          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2040          Retirement        Allocation                          Teachers Advisors, Inc.
Fund


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived

                                        CLASS
INVESTMENT ACCOUNTS AND                 DESIGNATION
CORRESPONDING FUND PORTFOLIOS           IF ANY(1)         TYPE                                INVESTMENT ADVISOR
-------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2045          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2050          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index 2055          Retirement        Allocation                          Teachers Advisors, Inc.
Fund

TIAA-CREF Lifecycle Index               Retirement        Allocation                          Teachers Advisors, Inc.
Retirement Income Fund

TIAA-CREF Mid-Cap Growth Fund           Retirement        U.S. Equity                         Teachers Advisors, Inc.

TIAA-CREF Social Choice Equity          Retirement        U.S. Equity                         Teachers Advisors, Inc.

Timothy Plan Conservative Growth        A*                Allocation                          Timothy Partners, Ltd.
Fund

Timothy Plan Strategic Growth Fund      A*                Allocation                          Timothy Partners, Ltd.

Touchstone Flexible Income Fund         A*                Taxable Bond                        Touchstone Advisors Inc.

Touchstone Focused Fund                 A*                U.S. Equity                         Touchstone Advisors Inc.

Touchstone Focused Fund                 Y                 U.S. Equity                         Touchstone Advisors Inc.

Touchstone Growth Opportunities         A*                U.S. Equity                         Touchstone Advisors Inc.
Fund

Touchstone Sustainability and           A*                International Equity                Touchstone Advisors Inc.
Impact Equity Fund (Formerly
Touchstone Large Cap Growth
Fund)

Touchstone Value Fund                   A*                U.S. Equity                         Touchstone Advisors Inc.

Vanguard Short Term Federal Fund        Investor          Taxable Bond                        Vanguard Group, Inc.

Vanguard VIF Small Company              No Load           U.S. Equity                         Granahan Investment
Growth Portfolio                                                                              Management Inc.; Vanguard
                                                                                              Group, Inc.

Victory Sycamore Established Value      A*                U.S. Equity                         Victory Capital Management Inc.
Fund

Victory Sycamore Established Value      R                 U.S. Equity                         Victory Capital Management Inc.
Fund

Victory Sycamore Small Company          A*                U.S. Equity                         Victory Capital Management Inc.
Opportunity Fund

Victory Sycamore Small Company          R                 U.S. Equity                         Victory Capital Management Inc.
Opportunity Fund

Western Asset Core Plus Bond Fund       FI                Taxable Bond                        Legg Mason Partners Fund
                                                                                              Advisor, LLC

Western Asset Core Plus Bond Fund       R                 Taxable Bond                        Legg Mason Partners Fund
                                                                                              Advisor, LLC


(1) Please refer to the Fund prospectus for a description of the class designation.

*  Load Waived




Each of the Funds has a different investment objective. An Owner or a Participant (depending on the Contract) may allocate Contributions to one or more of the Investment Accounts available under a Contract. A Participant's Account Value will increase or decrease in dollar value depending upon the investment performance of the corresponding Fund portfolio in which the Investment Account invests. These amounts are not guaranteed. The Owner or the Participant bears the investment risk for amounts allocated to an Investment Account of the Variable Account.

FIXED INTEREST ACCOUNT AND STABLE VALUE ACCOUNT

An Owner or a Participant (depending on the Contract) may allocate Contributions to the FIA or to the SVA, which are part of AUL's General Account. Amounts allocated to the FIA or to the SVA earn interest at rates periodically determined by AUL. The FIA rates are guaranteed to be at least equal to a minimum effective annual rate ranging from 1 percent to 4 percent, depending on the Contract. The SVA has no minimum credited interest rate guarantee. See the Sections "The Fixed Interest Account" and "The Stable Value Account" later in this Prospectus.


CONTRIBUTIONS

For Recurring Contribution Contracts, Contributions may vary in amount and frequency. A Plan may impose maximum and minimum Contribution limits depending on the type of Plan. In a Single Contribution Contract, Participants must make Contributions of at least $1,000 or $5,000, depending on the Contract. See the Section "Contributions under the Contracts" later in this Prospectus.


TRANSFERS

An Owner or a Participant (depending on the Contract) may transfer part or all of his or her Variable Account Value among the Investment Accounts or to the FIA or SVA at any time during the Accumulation Period, subject to certain restrictions. Similarly, an Owner or a Participant may transfer part or all of his or her FIA or SVA value to one (1) or more of the available Investment Accounts during the Accumulation Period, subject to certain restrictions. For a detailed explanation of transfer rights and restrictions, please refer to the Section "Transfers of Account Value" later in this Prospectus.


WITHDRAWALS

The Participant may surrender or take a withdrawal from the Account Value at any time before the Annuity Commencement Date, subject to the limitations under any applicable Plan, the Contract and applicable law. See the Section "Cash Withdrawals" later in this Prospectus.

Certain retirement programs, such as 403(b) Programs, are subject to constraints on withdrawals and surrenders. See "Constraints on Withdrawals." In addition, distributions under certain retirement programs may result in a tax penalty. See the Section "Tax Penalty" later in this Prospectus. A withdrawal or surrender may also be subject to a withdrawal charge and a market value adjustment ("MVA"). See the Sections "Withdrawal Charge" and "The Fixed Interest Account" later in this Prospectus.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary. Generally, the amount of the death benefit is equal to the Vested portion of the Participant's Account value minus any outstanding loan balances and any due and unpaid charges on those loans. Some Contracts may contain a provision for a guaranteed minimum death benefit. A death benefit will not be payable if the Participant dies on or after the Annuity Commencement Date, except as may be provided under the Annuity Option elected. See the Sections "The Death Benefit" and "Annuity Options" later in this Prospectus.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


ANNUITY OPTIONS

The Contracts provide for several fixed Annuity Options, any one of which may be elected if permitted by the applicable Plan and applicable law. AUL will pay fixed and guaranteed payments under the Annuity Options. See the Section "Annuity Period" later in this Prospectus.


CHARGES

Depending on the Contract, AUL may deduct certain charges in connection with the operation of the Contracts and the Variable Account. These charges are described below.


WITHDRAWAL CHARGE

AUL does not impose a sales charge at the time a Contribution is made to a Participant's Account under a Contract. If a Participant makes a cash withdrawal or the Owner surrenders the Contract, AUL may assess a withdrawal charge (which may also be referred to as a contingent deferred sales charge). In most Contracts, the withdrawal charge only applies where the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. AUL will not assess a withdrawal charge upon the payment of a death benefit under a Contract. Under certain Contracts known as "Benefit Responsive" Contracts, AUL will not impose withdrawal charges under certain circumstances. See the Section "Withdrawal Charge" later in this Prospectus.


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. AUL assesses a premium tax charge to reimburse itself for premium taxes that it incurs, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity, which usually will be deducted at the time Annuity payments commence. Premium taxes currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. See the Section "Premium Tax Charge" later in this Prospectus.


ASSET CHARGE

AUL deducts a daily charge in an amount not greater than an annual rate of 1.25 percent of the average daily net assets of each Investment Account of the Variable Account, depending upon your Contract. Provided that certain contractual and underwriting conditions are met, some Contracts may have a portion of this charge offset in the form of a credit of Accumulation Units to Participant Accounts. See the Sections "Asset Charge" and "Variable Investment Plus" later in this Prospectus.


ADMINISTRATIVE CHARGE

AUL may deduct from a Participant's Account an Administrative Charge equal to a maximum of $50 per year, deducted quarterly in equal installments. For some Contracts, the Administrative Charge may be completely waived. The charge is only assessed during the Accumulation Period. An Administrative Charge will not be imposed in certain Contracts if the value of a Participant's Account is equal to a certain minimum on the last day of each Contract Year quarter. See the Section "Administrative Charge" later in this Prospectus.


ADDITIONAL CHARGES AND FEES

Some Contracts may contain additional charges and fees for services such as loan initiation, loan maintenance, non-electronic transfers, distributions, providing investment advice, brokerage window services, guaranteed minimum death benefit and contract termination. See the "Expense Table" and the Section "Additional Charges and Fees" later in this Prospectus.


EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares of the corresponding portfolio of one of the Funds. The price of the shares reflects investment advisory fees and other expenses paid by each portfolio. In addition, some Funds may charge a redemption fee for short-term trading. Please consult the Funds' Prospectuses for a description of these fees and expenses.


TEN-DAY FREE LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


TERMINATION BY THE OWNER

An Owner of a Contract acquired in connection with an Employee Benefit Plan, a 457 or 409A Program, or an Employer Sponsored 403(b) Program may terminate the Contract by sending proper written notice of termination to AUL at the Corporate Office. Upon termination of such a Contract, the Owner may elect from the payment options offered under the Contract. Under one payment option available under certain Contracts, AUL may assess an investment liquidation charge (or in some Contracts, apply a positive or negative MVA) on a Participant's Fixed Interest Account Withdrawal Value. This option is currently not available to Guaranteed Benefit Employer Sponsored 403(b) Contracts. Under another payment option, AUL will not assess an investment liquidation charge or MVA. However, amounts attributable to the aggregate Withdrawal Values derived from the FIA of all Participants under the Contract shall be paid in five (5), six (6), seven (7), or eleven (11) approximately equal annual installments, depending on the Contract. The aggregate Guaranteed SVA Account Value (as defined in the Contract) of all Participants under the Contract, plus interest as determined in the Contract, minus any applicable Withdrawal Charge, shall be paid out three hundred sixty-five (365) days or, in some Contracts, 1,095 days (3 years), following the date that AUL receives notice of Contract termination from the Owner. An earlier payout may be arranged at AUL's discretion. For more information on termination by an Owner, including information on the payment options and the investment liquidation charge or the MVA, see the Section "Termination by the Owner" later in this Prospectus.


CONTACTING AUL

Individuals should direct all inquiries, notices, and forms required under these Contracts to AUL at the address of the Annuity Service Office provided in the front of this Prospectus.

                                EXPENSE TABLE


The following tables describe the fees and expenses that the Owner or Participant will pay when buying, owning or surrendering the Contract. The first table describes the fees and expenses that the Owner or Participant will pay at the time that the Owner buys the Contract, surrenders the Contract, or transfers Account Value between Investment Accounts. State Premium taxes may also be deducted. See "Premium Tax Charge."


PARTICIPANTS TRANSACTION EXPENSES
Maximum Deferred Sales Load (withdrawal charge)(1)                                                                                8%

OPTIONAL FEES (APPLICABLE TO CERTAIN CONTRACTS)
Maximum Loan Initiation Fee(2)                                                                                             $     100
Maximum Annual Charge for Non-Electronic Transfers(3)                                                                      $       5
Maximum Charge for Non-Electronic Contributions                                                                            $   1,000
Maximum Distribution Fee(4)                                                                                                $      40
Maximum Contract Termination Individual Participant Check Fee(5)                                                           $     100

The next table describes the fees and expenses that the Owner or Participant will pay periodically during the time that the Owner owns the Contract, not including Fund expenses.

Maximum Administrative Charge(6)                                                                                          $      50
Maximum Brokerage Window Fee(7)                                                                                           $     100
Separate (Variable) Account Annual Expenses (as a percentage of average Account Value)
Maximum Total Separate Account Annual Expenses (Asset Charges)(8)                                                             1.25%
Investment Advice Provider Fee(9)                                                                                          May Vary
Maximum Managed Account Service Fee(9)                                                                                        1.00%
Maximum Plan Sponsor Investment Option Advisory Fee(10)                                                                   $   1,500
Maximum Guaranteed Minimum Death Benefit Option (per year)(11)                                                                0.20%
Maximum Loan Administration Fee(12)                                                                                       $      50

(1) The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of the Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years, 4 percent of the Account Value in excess of any applicable 10 percent free-out for the next five (5) years, and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. See the section "Withdrawal Charges" later in this Prospectus.

(2) AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

(3) AUL may charge a service fee of up to $5 per transfer for non-electronic transfers between investment options, which will either be billed to the Owner or deducted from the Participant's Account.

(4) AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(5) AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

(6) The Administrative Charge may be less than $50 per year, based on the size of the Participant's Account and/or the type of Contract.

(7) The Brokerage Window is only available with certain Employer Sponsored Contracts at certain asset levels. AUL may bill the Owner for this charge or deduct the charge from the Participant's Account.

(8) This charge may be less than 1.25 percent for certain Contracts. A Contract's Asset Charge may be 0.00 percent, 0.25 percent, 0.50 percent,
    0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent. Furthermore, a portion of the Asset Charge may be credited back to a Participant's Account in the form of Accumulation Units. The number of Accumulation Units credited will depend on the terms of the Contract and the aggregate variable Investment Account assets on deposit. Please refer to your Contract for details regarding the Asset Charge applicable to you.

(9) Investment Advice Provider Fee and Managed Account Service Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is one percent of the total Account Value annually, paid in .25 percent quarterly installments. No portion of these fees are retained by AUL.

(10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, the maximum fee of $1,500 applies to plans with assets under $20,000,000. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee.

(11) This charge only applies to certain IRA Contracts. This fee is deducted quarterly.

(12) AUL may charge a loan administration fee of up to $50 per loan annually, which will either be billed to the Owner or deducted from the Participant's Account.

The next table shows the minimum and maximum total operating expenses charged by the Funds that the Owner or Participant may pay periodically during the time that the Owner owns the Contract. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.


TOTAL FUND ANNUAL OPERATING EXPENSES                                                         MINIMUM                 MAXIMUM
------------------------------------------------------------------------------------------------------------------------------
(expenses that are deducted from Fund assets,
including management fees, distribution fees and/or
service (12b-1) fees, and other expenses*)                                                   0.20%                    2.73%



* In addition, some Funds may charge a redemption fee for short-term trading in their Fund. Please consult the Fund prospectus for details.

EXAMPLE


The Example is Intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and Fund fees and expenses.



The Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the maximum fees and expenses of any of the funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:




(1) If you surrender your contract at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                     $1,190                         $2,132                         $3,078                         $5,090



(2) If you annuitize at the end of the applicable time period:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $468                          $1,408                         $2,351                         $4,723



(3) If you do not surrender your contract:



                     1 Year                         3 Years                        5 Years                       10 Years
                      $468                          $1,408                         $2,351                         $4,723



ADDITIONAL ASSUMPTIONS:


Annual M&E Charge:      1.25%
Maximum GMDB Option:    0.20%
Maximum Admin. Charge:  $50
Surrender Charges:      8% for years 1-5, 4% for years 6-10, 0% for years 11+
                        These surrender charges are reduced by 10% due to the free-out provision in these contracts.
                        This is the maximum surrender charge scale imposed on such contracts.
                         For example, if the participant surrenders at the end of the fifth year, there will be a Surrender Charge of 8% x 0.90 = 7.2% of the Account Value charged to the participant.



                       CONDENSED FINANCIAL INFORMATION



The following table presents Condensed Financial Information with respect to each of the Investment Accounts of the Variable Account for the period from the year of first deposit or the ten-year period from January 1, 2006 through December 31, 2015.



The following table should be read in conjunction with the Variable Account's financial statements, which are included in the Variable Account's Annual Report dated as of December 31, 2015. The Variable Account's financial statements have been audited by PricewaterhouseCoopers LLP, the Variable Account's Independent Public Registered Accounting Firm.


`

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB CORE OPPORTUNITIES FUND - R CLASS
  BAND 125
   2015                                               $ 1.79                         $ 1.86                           274,808
   2014                                                 1.61                           1.79                           395,210
   2013                                                 1.23                           1.61                           506,963
   2012                                                 1.08                           1.23                           234,076
   2011                                                 1.04                           1.08                            79,578
   2010                                                 0.91                           1.04                            47,749
   2009                                                 0.75                           0.91                            37,645
   2008                                                 1.24                           0.75                            42,640
   2007                                                 1.15                           1.24                            30,906

  BAND 100
   2015                                               $ 1.83                         $ 1.91                             7,547

  BAND 0
   2015                                               $ 2.02                         $ 2.12                             1,145
   2014                                                 1.80                           2.02                             1,145
   2013                                                 1.35                           1.80                             1,145
   2012                                                 1.17                           1.35                             1,145
   2011                                                 1.12                           1.17                             1,145
   2010                                                 0.97                           1.12                             1,145

AB DISCOVERY GROWTH FUND - R CLASS
  BAND 125
   2015                                               $ 2.02                         $ 1.97                         1,647,096
   2014                                                 2.00                           2.02                         1,333,504
   2013                                                 1.47                           2.00                           960,091
   2012                                                 1.30                           1.47                           461,118
   2011                                                 1.28                           1.30                           437,753
   2010                                                 0.93                           1.28                           240,108
   2009                                                 0.65                           0.93                           160,545
   2008                                                 1.27                           0.65                           130,097
   2007                                                 1.15                           1.27                           136,327
   2006                                                 1.17                           1.15                           157,883

  BAND 100
   2015                                               $ 2.07                         $ 2.03                           206,398
   2014                                                 2.04                           2.07                           204,608
   2013                                                 1.50                           2.04                            60,604
   2012                                                 1.32                           1.50                            56,407
   2011                                                 1.30                           1.32                            50,425
   2010                                                 0.95                           1.30                            41,612
   2009                                                 0.65                           0.95                            67,708
   2008                                                 1.28                           0.65                            33,380
   2007                                                 1.16                           1.28                            38,825
   2006                                                 1.17                           1.16                            82,298

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                              $ 2.17                       $  2.14                         42,070
   2014                                                2.13                          2.17                         42,929
   2013                                                1.55                          2.13                         43,539
   2012                                                1.37                          1.55                         75,572
   2011                                                1.33                          1.37                        112,657
   2010                                                0.97                          1.33                        129,801
   2009                                                0.66                          0.97                        153,819
   2008                                                1.30                          0.66                        138,626
   2007                                                1.17                          1.30                        191,769
   2006                                                1.17                          1.17                        171,240

  BAND 0
   2015                                              $ 2.28                       $  2.25                        304,332
   2014                                                2.23                          2.28                        143,765
   2013                                                1.62                          2.23                         55,492

AB DISCOVERY VALUE FUND - R CLASS
  BAND 125
   2015                                              $ 2.09                       $  1.94                        223,013
   2014                                                1.96                          2.09                        359,301
   2013                                                1.45                          1.96                        460,046
   2012                                                1.25                          1.45                        567,555
   2011                                                1.38                          1.25                        601,472
   2010                                                1.11                          1.38                        432,363
   2009                                                0.79                          1.11                        303,697
   2008                                                1.23                          0.79                        253,088
   2007                                                1.22                          1.23                        237,462
   2006                                                1.10                          1.22                         48,877

  BAND 100
   2015                                              $ 2.15                       $  1.99                         60,237
   2014                                                2.00                          2.15                         63,662

  BAND 50
   2015                                              $ 2.25                       $  2.10                        179,470
   2014                                                2.09                          2.25                        182,718
   2013                                                1.54                          2.09                        191,857
   2012                                                1.31                          1.54                        195,370
   2011                                                1.44                          1.31                        194,052
   2010                                                1.15                          1.44                         35,636

AB HIGH INCOME FUND - ADVISOR CLASS
  BAND 125
   2015                                              $ 1.06                       $  1.01                      7,209,994
   2014                                                1.04                          1.06                      6,206,979
   2013                                                1.00 (06/20/13)               1.04                      2,089,742

AB HIGH INCOME FUND - R CLASS
  BAND 125
   2015                                              $ 1.05                       $  1.00                          5,978
   2014                                                1.04                          1.05                         51,742
   2013                                                1.00 (06/20/13)               1.04                          1,307

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AB INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
   2015                                             $  1.31                       $ 1.26                         168,741
   2014                                                1.35                         1.31                         166,047
   2013                                                1.21                         1.35                          79,354
   2012                                                1.06                         1.21                          79,642
   2011                                                1.29                         1.06                          91,158
   2010                                                1.17                         1.29                         392,417
   2009                                                0.85                         1.17                       1,382,120
   2008                                                1.70                         0.85                       4,169,313
   2007                                                1.47                         1.70                       3,870,393
   2006                                                1.23                         1.47                       3,358,366

  BAND 100
   2015                                             $  1.34                       $ 1.30                          14,458
   2014                                                1.38                         1.34                          36,537

  BAND 50
   2015                                             $  1.41                       $ 1.37                         375,190
   2014                                                1.44                         1.41                         396,780
   2013                                                1.28                         1.44                         439,242
   2012                                                1.12                         1.28                         456,421
   2011                                                1.35                         1.12                         535,816
   2010                                                1.21                         1.35                         474,332
   2009                                                0.87                         1.21                         459,866
   2008                                                1.73                         0.87                         459,865
   2007                                                1.49                         1.73                        4.62,201
   2006                                                1.23                         1.49                         413,626

AB INTERNATIONAL VALUE FUND - R CLASS
  BAND 125
   2015                                             $  0.98                       $ 0.99                         318,044
   2014                                                1.07                         0.98                         399,182
   2013                                                0.89                         1.07                         394,237
   2012                                                0.79                         0.89                         378,832
   2011                                                1.00                         0.79                         420,444
   2010                                                0.98                         1.00                         651,547
   2009                                                0.74                         0.98                         650,608
   2008                                                1.62                         0.74                         640,620
   2007                                                1.56                         1.62                         369,413
   2006                                                1.18                         1.56                           1,819

  BAND 100
   2015                                             $  1.00                       $ 1.02                          11,245
   2014                                                1.09                         1.00                           9,578

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AB SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2015                                               $ 2.33                         $ 2.27                         1,215,437
   2014                                                 2.41                           2.33                         1,111,480
   2013                                                 1.69                           2.41                         1,275,819
   2012                                                 1.49                           1.69                         1,016,170
   2011                                                 1.45                           1.49                           640,602
   2010                                                 1.07                           1.45                           507,443
   2009                                                 0.77                           1.07                           445,190
   2008                                                 1.41                           0.77                           259,548
   2007                                                 1.26                           1.41                            48,659
   2006                                                 1.17                           1.26                            30,253

  BAND 100
   2015                                               $ 2.39                         $ 2.33                           198,679
   2014                                                 2.46                           2.39                           198,413
   2013                                                 1.72                           2.46                             2,763
   2012                                                 1.51                           1.72                               364

  BAND 0
   2015                                               $ 2.63                         $ 2.59                           152,037
   2014                                                 2.69                           2.63                           116,328
   2013                                                 1.86                           2.69                           102,496
   2012                                                 1.62                           1.86                           112,940
   2011                                                 1.56                           1.62                            14,055
   2010                                                 1.14                           1.56                            10,510
   2009                                                 0.80                           1.14                               960
   2008                                                 1.46                           0.80                               688
   2007                                                 1.28                           1.46                               436

AB VALUE FUND - R CLASS
  BAND 125
   2015                                               $ 1.36                         $ 1.24                            54,998
   2014                                                 1.24                           1.36                            52,997
   2013                                                 0.93                           1.24                            89,160
   2012                                                 0.82                           0.93                            70,046
   2011                                                 0.87                           0.82                            63,274
   2010                                                 0.79                           0.87                            62,565
   2009                                                 0.68                           0.79                            60,625
   2008                                                 1.18                           0.68                            65,853
   2007                                                 1.26                           1.18                            76,674
   2006                                                 1.05                           1.26                            42,211

  BAND 100
   2015                                               $ 1.39                         $ 1.27                            57,333
   2014                                                 1.26                           1.39                            57,247
   2013                                                 0.95                           1.26                            52,334
   2012                                                 0.83                           0.95                            60,310
   2011                                                 0.88                           0.83                            69,052
   2010                                                 0.80                           0.88                            61,588
   2009                                                 0.68                           0.80                            53,550
   2008                                                 1.19                           0.68                            34,458
   2007                                                 1.26                           1.19                            54,559
   2006                                                 1.05                           1.26                            43,841

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER BALANCED PORTFOLIO - I-2 CLASS
  BAND 125
    2015                                             $  1.33                      $  1.33                        924,645
    2014                                                1.23                         1.33                      1,003,672
    2013                                                1.08                         1.23                      1,122,539
    2012                                                1.03                         1.08                      1,338,041
    2011                                                1.04                         1.03                      1,520,882
    2010                                                0.96                         1.04                      1,687,503
    2009                                                0.75                         0.96                      1,706,404
    2008                                                1.11                         0.75                      1,653,604
    2007                                                1.00                         1.11                      1,798,815
    2006                                                0.97                         1.00                      2,711,777

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - I CLASS
  BAND 125
    2015                                             $  2.12                      $  2.23                      3,898,881
    2014                                                1.90                         2.12                      4,062,912
    2013                                                1.43                         1.90                      3,917,516
    2012                                                1.22                         1.43                      4,721,795
    2011                                                1.25                         1.22                      4,325,307
    2010                                                1.12                         1.25                      3,000,328
    2009                                                0.76                         1.12                      1,080,172
    2008                                                1.37                         0.76                        328,522
    2007                                                1.05                         1.37                        111,363

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND - R CLASS
  BAND 125
    2015                                             $  2.04                      $  2.13                      5,784,626
    2014                                                1.83                         2.04                      4,529,320
    2013                                                1.38                         1.83                      5,110,290
    2012                                                1.19                         1.38                      5,000,198
    2011                                                1.22                         1.19                      2,230,755
    2010                                                1.10                         1.22                      1,543,088
    2009                                                0.75                         1.10                        787,045
    2008                                                1.36                         0.75                        323,390
    2007                                                1.05                         1.36                         53,880

  BAND 50
    2015                                             $  2.17                      $  2.28                        428,771
    2014                                                1.93                         2.17                        458,701
    2013                                                1.45                         1.93                        487,056
    2012                                                1.24                         1.45                        535,670
    2011                                                1.26                         1.24                        566,804

  BAND 0
    2015                                             $  2.26                      $  2.39                        907,686
    2014                                                2.00                         2.26                        600,985
    2013                                                1.49                         2.00                        610,762
    2012                                                1.27                         1.49                        585,119
    2011                                                1.29                         1.27                        341,307
    2010                                                1.14                         1.29                         82,371

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALGER CAPITAL APPRECIATION PORTFOLIO - I-2 CLASS
  BAND 125
    2015                                             $  1.38                       $ 1.45                      36,466,002
    2014                                                1.23                         1.38                      25,403,398
    2013                                                0.92                         1.23                      26,449,434
    2012                                                0.79                         0.92                      22,832,193
    2011                                                0.80                         0.79                      15,260,179
    2010                                                0.71                         0.80                      13,690,430
    2009                                                0.48                         0.71                      11,507,029
    2008                                                0.88                         0.48                       6,909,800
    2007                                                0.67                         0.88                       7,111,480
    2006                                                0.57                         0.67                       5,737,983

  BAND 0
    2015                                             $  1.66                       $ 1.76                         262,876
    2014                                                1.46                         1.66                         144,775
    2013                                                1.08                         1.46                          10,155

ALGER LARGE CAP GROWTH PORTFOLIO - I-2 CLASS
  BAND 125
    2015                                             $  4.20                       $ 4.22                       8,048,357
    2014                                                3.84                         4.20                       8,683,259
    2013                                                2.88                         3.84                       9,499,451
    2012                                                2.65                         2.88                      12,763,073
    2011                                                2.69                         2.65                      14,617,577
    2010                                                2.40                         2.69                      16,475,800
    2009                                                1.65                         2.40                      17,860,538
    2008                                                3.10                         1.65                      20,659,794
    2007                                                2.62                         3.10                      22,234,403
    2006                                                2.52                         2.62                      27,277,733

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - I CLASS
  BAND 125
    2015                                             $  1.55                       $ 1.48                         345,062
    2014                                                1.57                         1.55                         508,835
    2013                                                1.19                         1.57                       4,769,796
    2012                                                1.07                         1.19                       5,109,270
    2011                                                1.11                         1.07                       5,515,780
    2010                                                0.90                         1.11                       4,810,958
    2009                                                0.63                         0.90                       4,103,211
    2008                                                1.18                         0.63                         994,455
    2007                                                1.04                         1.18                         740,688

ALGER SMALL CAP GROWTH INSTITUTIONAL FUND - R CLASS
  BAND 125
    2015                                             $  1.49                       $ 1.41                          27,058
    2014                                                1.52                         1.49                          91,806
    2013                                                1.15                         1.52                         233,935
    2012                                                1.04                         1.15                         494,276
    2011                                                1.09                         1.04                         505,729
    2010                                                0.88                         1.09                         708,498
    2009                                                0.63                         0.88                         546,389
    2008                                                1.18                         0.63                         370,482
    2007                                                1.04                         1.18                          97,979

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI NFJ DIVIDEND VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $ 1.34                        $ 1.21                      1,378,887
   2014                                               1.23                          1.34                      1,042,096
   2013                                               0.97                          1.23                        997,882
   2012                                               0.86                          0.97                      1,054,215
   2011                                               0.84                          0.86                      1,567,789
   2010                                               0.75                          0.84                      1,280,768
   2009                                               0.68                          0.75                      2.169,630
   2008                                               1.07                          0.68                      1,824,008
   2007                                               1.04                          1.07                        333,048

ALLIANZGI NFJ DIVIDEND VALUE FUND - R CLASS
  BAND 125
   2015                                             $ 1.30                        $ 1.17                      1,035,110
   2014                                               1.20                          1.30                      2,492,834
   2013                                               0.95                          1.20                      3,903,732
   2012                                               0.84                          0.95                      4,705,850
   2011                                               0.83                          0.84                      5,034,494
   2010                                               0.75                          0.83                      5,108,611
   2009                                               0.67                          0.75                      4,345,901
   2008                                               1.07                          0.67                       2,831.08
   2007                                               1.04                          1.07                        723,187

  BAND 100
   2015                                             $ 1.32                        $ 1.19                         56,322
   2014                                               1.22                          1.32                         54,112
   2013                                               0.96                          1.22                          4,286
   2012                                               0.86                          0.96                          4,286
   2011                                               0.84                          0.86                          5,942
   2010                                               0.75                          0.84                          4,286
   2009                                               0.67                          0.75                          4,230
   2008                                               1.07                          0.67                          4,142

  BAND 0
   2015                                             $ 1.44                        $ 1.31                        195,145
   2014                                               1.31                          1.44                        199,251
   2013                                               1.02                          1.31                        198,794
   2012                                               0.90                          1.02                        123,680
   2011                                               0.88                          0.90                         88,685
   2010                                               0.78                          0.88                        199,267
   2009                                               0.69                          0.78                        256,696
   2008                                               1.08                          0.69                         23,373

ALLIANZGI NFJ MID-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $ 2.03                        $ 1.93                        361,732
   2014                                               1.89                          2.03                        408,060
   2013                                               1.45                          1.89                        433,982
   2012                                               1.27                          1.45                        530,617
   2011                                               1.30                          1.27                        549,720
   2010                                               1.09                          1.30                        557,619
   2009                                               0.83                          1.09                        537,575
   2008                                               1.40                          0.83                        563,395
   2007                                               1.34                          1.40                        794,046
   2006                                               1.21                          1.34                      3,997,693

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $  2.37                       $ 2.29                           1,290
   2014                                                2.18                         2.37                             124

ALLIANZGI NFJ MID-CAP VALUE FUND - R CLASS
  BAND 125
   2015                                             $  2.04                       $ 1.94                         123,477
   2014                                                1.91                         2.04                         133,552
   2013                                                1.47                         1.91                         207,887
   2012                                                1.29                         1.47                         219,895
   2011                                                1.33                         1.29                         151,351
   2010                                                1.12                         1.33                          88,842
   2009                                                0.85                         1.12                          34,461
   2008                                                1.44                         0.85                          38,676

  BAND 100
   2015                                             $  2.09                       $ 2.00                          82,176
   2014                                                1.96                         2.09                          93,882

ALLIANZGI NFJ SMALL-CAP VALUE FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.53                       $ 1.39                       9,492,137
   2014                                                1.52                         1.53                      11,765,745
   2013                                                1.17                         1.52                      16,301,167
   2012                                                1.07                         1.17                      16,389,747
   2011                                                1.06                         1.07                      16,922,863
   2010                                                0.86                         1.06                      16,072,562
   2009                                                0.70                         0.86                      13.752,191
   2008                                                0.96                         0.70                        9,941.00
   2007                                                1.00 (05/24/07)              0.96                      10,075,000

  BAND 0
   2015                                             $  1.68                       $ 1.54                       1,662,202
   2014                                                1.65                         1.68                       1,699,913
   2013                                                1.25                         1.65                       2,107,484
   2012                                                1.14                         1.25                       2,175,030

ALLIANZGI NFJ SMALL-CAP VALUE FUND - R CLASS
  BAND 125
   2015                                             $  2.76                       $ 2.49                       2,341,064
   2014                                                2.75                         2.76                       2,644,545
   2013                                                2.13                         2.75                       3,712,963
   2012                                                1.96                         2.13                       3,734,353
   2011                                                1.94                         1.96                       4,163,299
   2010                                                1.58                         1.94                       3,965,270
   2009                                                1.29                         1.58                       3.197,438
   2008                                                1.79                         1.29                       1,975,224
   2007                                                1.71                         1.79                       1.203,635
   2006                                                1.46                         1.71                       5,980,643



                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 2.84                         $ 2.57                           22,808
   2014                                                 2.83                           2.84                           47,414
   2013                                                 2.18                           2.83                           34,135
   2012                                                 2.00                           2.18                           42,725
   2011                                                 1.98                           2.00                           43,451
   2010                                                 1.61                           1.98                           39,742
   2009                                                 1.31                           1.61                           42,407
   2008                                                 1.81                           1.31                           26,305
   2007                                                 1.72                           1.81                           36,025
   2006                                                 1.65                           1.72                           49,401

  BAND 50
   2015                                               $ 3.00                         $ 2.73                          101,829
   2014                                                 2.98                           3.00                          100,596
   2013                                                 2.28                           2.98                           97,850
   2012                                                 2.08                           2.28                           83,247
   2011                                                 2.05                           2.08                           67,855
   2010                                                 1.66                           2.05                           61,344
   2009                                                 1.35                           1.66                            2,167

  BAND 0
   2015                                               $ 3.17                         $ 2.90                           89,504
   2014                                                 3.13                           3.17                          334,334
   2013                                                 2.39                           3.13                          440,890
   2012                                                 2.17                           2.39                          501,965
   2011                                                 2.13                           2.17                          470,661
   2010                                                 1.71                           2.13                          502,235
   2009                                                 1.38                           1.71                          406,525
   2008                                                 1.88                           1.38                          275,153
   2007                                                 1.78                           1.88                          206,346
   2006                                                 1.70                           1.78                          114,002

ALLIANZGI RETIREMENT 2015 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                               $ 1.09                         $ 1.06                          704,735
   2014                                                 1.08                           1.09                          242,709
   2013                                                 1.06                           1.08                          443,349

ALLIANZGI RETIREMENT 2020 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                               $ 1.10                         $ 1.06                          331,034
   2014                                                 1.09                           1.10                          490,391
   2013                                                 1.06                           1.09                          493,899

ALLIANZGI RETIREMENT 2025 FUND - A CLASS
  BAND 125
   2015                                               $ 1.11                         $ 1.08                            2,434
   2014                                                 1.10                           1.11                            2,813
   2013                                                 1.07                           1.10                                -

ALLIANZGI RETIREMENT 2025 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                               $ 1.11                         $ 1.08                          129,095
   2014                                                 1.10                           1.11                           99,092
   2013                                                 1.07                           1.10                          330,274

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2030 FUND - A CLASS
  BAND 125
   2015                                             $  1.14                       $ 1.11                          30,834
   2014                                                1.14                         1.14                          14,982

ALLIANZGI RETIREMENT 2030 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.15                       $ 1.11                         291,733
   2014                                                1.14                         1.15                         183,963
   2013                                                1.08                         1.14                         159,346

ALLIANZGI RETIREMENT 2035 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.18                       $ 1.14                          89,055
   2014                                                1.18                         1.18                         192,148
   2013                                                1.09                         1.18                         114,274

ALLIANZGI RETIREMENT 2040 FUND - A CLASS
  BAND 125
   2015                                             $  1.21                       $ 1.17                           4,481
   2014                                                1.21                         1.21                           1,152

ALLIANZGI RETIREMENT 2040 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.21                       $ 1.17                         208,981
   2014                                                1.21                         1.21                         167,475
   2013                                                1.09                         1.21                         184,530

ALLIANZGI RETIREMENT 2045 FUND - A CLASS
  BAND 125
   2015                                             $  1.23                       $ 1.19                           1,589
   2014                                                1.23                         1.23                             938

ALLIANZGI RETIREMENT 2045 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.23                       $ 1.19                         171,909
   2014                                                1.23                         1.23                         116,103
   2013                                                1.10                         1.23                         114,086

ALLIANZGI RETIREMENT 2050 FUND - A CLASS
  BAND 125
   2015                                             $  1.24                       $ 1.20                           1,076
   2014                                                1.24                         1.24                             573
   2013                                                1.10                         1.24                             126

ALLIANZGI RETIREMENT 2050 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.24                       $ 1.20                         153,189
   2014                                                1.24                         1.24                          33,618
   2013                                                1.10                         1.24                          27,854

ALLIANZGI RETIREMENT 2055 FUND - A CLASS
  BAND 125
   2015                                             $  1.24                       $ 1.20                           1,128



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

ALLIANZGI RETIREMENT 2055 FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.24                       $ 1.20                          60,235
   2014                                                1.24                         1.24                           8,221
   2013                                                1.10                         1.24                           1,382

ALLIANZGI RETIREMENT INCOME FUND - ADMINISTRATIVE CLASS
  BAND 125
   2015                                             $  1.08                       $ 1.05                               -
   2014                                                1.07                         1.08                          16,359
   2013                                                1.06                         1.07                          10,370

AMERICAN CENTURY DISCIPLINED GROWTH FUND - A CLASS
  BAND 125
   2015                                             $  1.56                       $ 1.51                         647,864
   2014                                                1.40                         1.56                         456,631
   2013                                                1.41                         1.40                         307,109

AMERICAN CENTURY DISCIPLINED GROWTH FUND - INVESTOR CLASS
  BAND 125
   2015                                             $  1.57                       $ 1.53                       2,073,002
   2014                                                1.41                         1.57                       1,178,343
   2013                                                1.06                         1.41                       1,186,684
   2012                                                1.00 (05/24/12)              1.06                         145,131

  BAND 0
   2015                                             $  1.62                       $ 1.60                          12,907
   2014                                                1.43                         1.62                             403

AMERICAN CENTURY DIVERSIFIED BOND FUND - A CLASS
  BAND 125
   2015                                             $  1.12                       $ 1.11                         171,555
   2014                                                1.08                         1.12                          85,430
   2013                                                1.12                         1.08                         134,369
   2012                                                1.08                         1.12                          62,995
   2011                                                1.02                         1.08                          44,493
   2010                                                1.00 (05/27/10)              1.02                           5,914

  BAND 100
   2015                                             $  1.14                       $ 1.12                         105,825
   2014                                                1.09                         1.14                          65,721

AMERICAN CENTURY EMERGING MARKETS - A CLASS
  BAND 125
   2015                                             $  1.13                       $ 1.02                          24,372
   2014                                                1.16                         1.13                           4,635
   2013                                                1.18                         1.16                          27,264
   2012                                                0.96                         1.18                          40,885
   2011                                                1.24                         0.96                         161,193
   2010                                                1.07                         1.24                         151,410
   2009                                                0.64                         1.07                         164,361
   2008                                                1.61                         0.64                         153,957
   2007                                                1.14                         1.61                          17,960

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY EMERGING MARKETS - INVESTOR CLASS
  BAND 125
   2015                                             $ 1.15                        $ 1.04                         30,750
   2014                                               1.18                          1.15                         24,075
   2013                                               1.19                          1.18                         19,196
   2012                                               0.97                          1.19                         15,415
   2011                                               1.25                          0.97                        236,549
   2010                                               1.07                          1.25                        264,393
   2009                                               0.64                          1.07                        236,983
   2008                                               1.62                          0.64                        192,102
   2007                                               1.14                          1.62                        115,119

AMERICAN CENTURY EQUITY GROWTH - A CLASS
  BAND 125
   2015                                             $ 2.06                        $ 1.94                      2,067,024
   2014                                               1.84                          2.06                      2,192,641
   2013                                               1.41                          1.84                      2,242,594
   2012                                               1.23                          1.41                      1,569,899
   2011                                               1.20                          1.23                        694,379
   2010                                               1.06                          1.20                        998,026
   2009                                               0.90                          1.06                        894,480
   2008                                               1.39                          0.90                        747,704

  BAND 100
   2015                                             $ 2.11                        $ 2.00                        168,791
   2014                                               1.89                          2.11                        189,940
   2013                                               1.44                          1.89                            374

  BAND 50
   2015                                             $ 2.23                        $ 2.12                          5,887
   2014                                               1.98                          2.23                          7,622

  BAND 0
   2015                                             $ 2.35                        $ 2.25                        214,210
   2014                                               2.08                          2.35                        226,301
   2013                                               1.57                          2.08                         69,360

AMERICAN CENTURY EQUITY GROWTH - INVESTOR CLASS
  BAND 125
   2015                                             $ 1.05                        $ 1.00                         64,034

AMERICAN CENTURY EQUITY INCOME - A CLASS
  BAND 125
   2015                                             $ 2.32                        $ 2.30                      2,649,193
   2014                                               2.10                          2.32                      3,708,484
   2013                                               1.78                          2.10                      5,815,815
   2012                                               1.62                          1.78                      6,060,214
   2011                                               1.59                          1.62                      5,642,379
   2010                                               1.42                          1.59                       3,861.06
   2009                                               1.29                          1.42                      2,802,229
   2008                                               1.63                          1.29                        972,858
   2007                                               1.63                          1.63                        663,523
   2006                                               1.39                          1.63                        578,200

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 2.39                         $ 2.37                           709,966
   2014                                                 2.15                           2.39                           834,406
   2013                                                 1.82                           2.15                            26,409
   2012                                                 1.66                           1.82                            37,474
   2011                                                 1.62                           1.66                            35,841
   2010                                                 1.45                           1.62                            33,410
   2009                                                 1.31                           1.45                            29,989
   2008                                                 1.65                           1.31                            26,671

  BAND 50
   2015                                               $ 2.53                         $ 2.52                            89,499
   2014                                                 2.27                           2.53                            99,287
   2013                                                 1.91                           2.27                           103,482
   2012                                                 1.73                           1.91                           113,125
   2011                                                 1.68                           1.73                           122,045
   2010                                                 1.49                           1.68                            35,871

  BAND 0
   2015                                               $ 2.69                         $ 2.70                           373,116
   2014                                                 2.40                           2.69                           378,353
   2013                                                 2.01                           2.40                           395,202
   2012                                                 1.81                           2.01                           511,858
   2011                                                 1.75                           1.81                           439,651
   2010                                                 1.55                           1.75                           133,996
   2009                                                 1.38                           1.55                            46,405
   2008                                                 1.73                           1.38                            85,200

AMERICAN CENTURY EQUITY INCOME - INVESTOR CLASS
  BAND 125
   2015                                               $ 2.49                         $ 2.47                         3,644,380
   2014                                                 2.24                           2.49                         4,793,150
   2013                                                 1.90                           2.24                         5,165,356
   2012                                                 1.73                           1.90                         4,836,885
   2011                                                 1.69                           1.73                         4,822,696
   2010                                                 1.51                           1.69                         3,533,917
   2009                                                 1.36                           1.51                         2,744,993
   2008                                                 1.72                           1.36                         2,006,050
   2007                                                 1.71                           1.72                         2,005,699
   2006                                                 1.45                           1.71                         2,179,594

  BAND 0
   2015                                               $ 2.96                         $ 2.97                         1,564,716
   2014                                                 2.63                           2.96                         1,618,644
   2013                                                 2.20                           2.63                         1,806,724
   2012                                                 1.97                           2.20                         1,872,980
   2011                                                 1.91                           1.97                         1,873,837
   2010                                                 1.68                           1.91                         1,885,419
   2009                                                 1.50                           1.68                                 -
   2008                                                 1.87                           1.50                             4,146



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY GINNIE MAE - A CLASS
  BAND 125
   2015                                               $ 1.36                         $ 1.35                         1,848,001
   2014                                                 1.32                           1.36                         6,369,142
   2013                                                 1.37                           1.32                         6,452,517
   2012                                                 1.36                           1.37                         1,807,359
   2011                                                 1.29                           1.36                         4,677,679
   2010                                                 1.23                           1.29                           971,516
   2009                                                 1.18                           1.23                           901,832
   2008                                                 1.12                           1.18                           561,933
   2007                                                 1.07                           1.12                           419,553
   2006                                                 1.04                           1.07                           350,185

  BAND 100
   2015                                               $ 1.40                         $ 1.40                           167,782
   2014                                                 1.35                           1.40                            97,771

  BAND 0
   2015                                               $ 1.57                         $ 1.58                            28,214
   2014                                                 1.50                           1.57                           493,562
   2013                                                 1.54                           1.50                           492,614
   2012                                                 1.51                           1.54                             2,890
   2011                                                 1.41                           1.51                           340,804

AMERICAN CENTURY GROWTH - A CLASS
  BAND 125
   2015                                               $ 2.16                         $ 2.23                         1,119,744
   2014                                                 1.97                           2.16                         1,606,349
   2013                                                 1.55                           1.97                         2,473,954
   2012                                                 1.38                           1.55                         2,715,913
   2011                                                 1.41                           1.38                         1,701,488
   2010                                                 1.22                           1.41                           606,608
   2009                                                 0.90                           1.22                           500,475
   2008                                                 1.39                           0.90                           747,740
   2007                                                 1.37                           1.39                           738,860
   2006                                                 1.22                           1.37                           460,932

  BAND 100
   2015                                               $ 2.22                         $ 2.29                           348,106
   2014                                                 2.02                           2.22                           312,614
   2013                                                 1.58                           2.02                            15,065
   2012                                                 1.41                           1.58                            14,382

  BAND 0
   2015                                               $ 2.49                         $ 2.59                            33,673
   2014                                                 2.24                           2.49                            36,575
   2013                                                 1.74                           2.24                           101,761
   2012                                                 1.53                           1.74                           192,746
   2011                                                 1.55                           1.53                           192,413
   2010                                                 1.32                           1.55                            14,472



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY HERITAGE - A CLASS
  BAND 125
   2015                                              $ 3.50                       $  3.51                      2,815,986
   2014                                                3.28                          3.50                      3,441,252
   2013                                                2.54                          3.28                      5,922,700
   2012                                                2.22                          2.54                      6,686,055
   2011                                                2.42                          2.22                      6,474,446
   2010                                                1.87                          2.42                      5,699,687
   2009                                                1.39                          1.87                      4,444,448
   2008                                                2.61                          1.39                      2,943,496
   2007                                                1.82                          2.61                      1,926,364
   2006                                                1.58                          1.82                        920,417

  BAND 100
   2015                                              $ 3.60                       $  3.62                        203,993
   2014                                                3.37                          3.60                        180,292

  BAND 50
   2015                                              $ 3.80                       $  3.85                        202,318
   2014                                                3.54                          3.80                        203,273
   2013                                                2.73                          3.54                        241,148
   2012                                                2.37                          2.73                        216,842
   2011                                                2.55                          2.37                        222,417
   2010                                                1.96                          2.55                        174,847
   2009                                                1.44                          1.96                        123,771
   2008                                                2.70                          1.44                        105,549
   2007                                                1.86                          2.70                         61,100
   2006                                                1.64                          1.86                         54,002

  BAND 0
   2015                                              $ 4.06                       $  4.12                         92,799
   2014                                                3.76                          4.06                        179,133
   2013                                                2.88                          3.76                        418,029
   2012                                                2.49                          2.88                        751,167
   2011                                                2.67                          2.49                        709,960
   2010                                                2.04                          2.67                        655,065
   2009                                                1.49                          2.04                        558,045
   2008                                                2.78                          1.49                        337,679
   2007                                                1.91                          2.78                        267,929
   2006                                                1.67                          1.91                        169,183

AMERICAN CENTURY HERITAGE - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.09                       $  1.10                      3,195,940
   2014                                                1.02                          1.09                      2,271,821
   2013                                                1.00 (11/21/13)               1.02                      2,473,758



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INCOME & GROWTH - INVESTOR CLASS
  BAND 125
   2015                                               $ 1.83                         $ 1.71                           803,564
   2014                                                 1.65                           1.83                           121,021
   2013                                                 1.23                           1.65                           134,226
   2012                                                 1.09                           1.23                           123,860
   2011                                                 1.07                           1.09                           117,842
   2010                                                 0.95                           1.07                           164,703
   2009                                                 0.81                           0.95                           180,086
   2008                                                 1.23                           0.81                           204,711
   2007                                                 1.28                           1.23                           258,269
   2006                                                 1.11                           1.28                           260,294

AMERICAN CENTURY INFLATION-ADJUSTED BOND - A CLASS
  BAND 125
   2015                                               $ 1.35                         $ 1.30                         3,763,859
   2014                                                 1.34                           1.35                         5,056,586
   2013                                                 1.49                           1.34                         7,829,612
   2012                                                 1.42                           1.49                        11,157,414
   2011                                                 1.28                           1.42                         9,944,906
   2010                                                 1.23                           1.28                         8,637,587
   2009                                                 1.13                           1.23                         5.338,600
   2008                                                 1.16                           1.13                         4,343,960
   2007                                                 1.06                           1.16                         2,220,551
   2006                                                 1.07                           1.06                         1,942,467

  BAND 100
   2015                                               $ 1.39                         $ 1.34                           269,461
   2014                                                 1.37                           1.39                           230,175
   2013                                                 1.53                           1.37                            37,741
   2012                                                 1.45                           1.53                            89,343
   2011                                                 1.30                           1.45                            76,567
   2010                                                 1.25                           1.30                            71,810
   2009                                                 1.14                           1.25                            62,406
   2008                                                 1.17                           1.14                           199,768
   2007                                                 1.07                           1.17                            69,409
   2006                                                 1.08                           1.07                            56,764

  BAND 0
   2015                                               $ 1.54                         $ 1.51                           415,753
   2014                                                 1.51                           1.54                           451,270
   2013                                                 1.66                           1.51                           938,452
   2012                                                 1.56                           1.66                         1,628,420
   2011                                                 1.39                           1.56                           394,677
   2010                                                 1.32                           1.39                           389,191
   2009                                                 1.19                           1.32                           294,106
   2008                                                 1.21                           1.19                           146,929
   2007                                                 1.09                           1.21                            27,558
   2006                                                 1.07                           1.09                             2,174



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY INTERNATIONAL BOND - A CLASS
  BAND 125
   2015                                               $ 0.96                         $ 0.88                               814
   2014                                                 1.00                           0.96                               669
   2013                                                 1.07                           1.00                               668
   2012                                                 1.04                           1.07                               430
   2011                                                 1.00                           1.04                                 -
   2010                                                 1.01                           1.00                               787

AMERICAN CENTURY INTERNATIONAL BOND - INVESTOR CLASS
  BAND 125
   2015                                               $ 0.97                         $ 0.89                               354
   2014                                                 1.01                           0.97                               197
   2013                                                 1.08                           1.01                           137,227
   2012                                                 1.05                           1.08                            93,558
   2011                                                 1.01                           1.05                                69
   2010                                                 1.01                           1.01                                 9

AMERICAN CENTURY INTERNATIONAL DISCOVERY - A CLASS
  BAND 125
   2015                                               $ 0.78                         $ 0.82                            27,082
   2014                                                 0.84                           0.78                            26,210
   2013                                                 0.66                           0.84                            93,879
   2012                                                 0.58                           0.66                           152,407
   2011                                                 0.71                           0.58                           239,843
   2010                                                 0.60                           0.71                           241,002
   2009                                                 0.45                           0.60                           183,596
   2008                                                 0.96                           0.45                           101,975

AMERICAN CENTURY INTERNATIONAL DISCOVERY - INVESTOR CLASS
  BAND 125
   2015                                               $ 0.79                         $ 0.83                                 -
   2014                                                 0.86                           0.79                                 -
   2013                                                 0.67                           0.86                                 -
   2012                                                 0.59                           0.67                                 -
   2011                                                 0.72                           0.59                             5,323
   2010                                                 0.60                           0.72                             1,785
   2009                                                 0.45                           0.60                             1,144
   2008                                                 0.96                           0.45                               333

AMERICAN CENTURY INTERNATIONAL GROWTH - A CLASS
  BAND 125
   2015                                               $ 2.24                         $ 2.22                           254,488
   2014                                                 2.40                           2.24                           160,819
   2013                                                 1.98                           2.40                           261,027
   2012                                                 1.65                           1.98                           230,938
   2011                                                 1.90                           1.65                           201,409
   2010                                                 1.69                           1.90                           165,357
   2009                                                 1.28                           1.69                           142,053
   2008                                                 2.38                           1.28                            82,938
   2007                                                 2.06                           2.38                           141,843
   2006                                                 1.67                           2.06                            46,347



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 2.30                         $ 2.29                            69,163
   2014                                                 2.46                           2.30                            84,469
   2013                                                 2.03                           2.46                               135

AMERICAN CENTURY INTERNATIONAL GROWTH - INVESTOR CLASS
  BAND 125
   2015                                               $ 2.88                         $ 2.86                         1,069,785
   2014                                                 3.08                           2.88                         1,159,902
   2013                                                 2.54                           3.08                           830,889
   2012                                                 2.11                           2.54                           849,168
   2011                                                 2.42                           2.11                           847,501
   2010                                                 2.16                           2.42                           840,927
   2009                                                 1.63                           2.16                           682,917
   2008                                                 3.01                           1.63                           589,391
   2007                                                 2.60                           3.01                           555,930
   2006                                                 2.11                           2.60                           490,071

AMERICAN CENTURY LARGE COMPANY VALUE - A CLASS
  BAND 125
   2015                                               $ 2.26                         $ 2.14                           533,873
   2014                                                 2.03                           2.26                           450,871
   2013                                                 1.57                           2.03                           545,460
   2012                                                 1.37                           1.57                           513,770
   2011                                                 1.37                           1.37                           785,241
   2010                                                 1.25                           1.37                         1,188,853
   2009                                                 1.05                           1.25                         1,235,965
   2008                                                 1.70                           1.05                         1,365,605
   2007                                                 1.75                           1.70                         1,337,667
   2006                                                 1.51                           1.75                         1,045,173

  BAND 100
   2015                                               $ 2.32                         $ 2.21                            73,751
   2014                                                 2.08                           2.32                            68,605

  BAND 0
   2015                                               $ 2.64                         $ 2.53                           167,001
   2014                                                 2.34                           2.64                           161,733
   2013                                                 1.79                           2.34                           154,658
   2012                                                 1.54                           1.79                            67,476
   2011                                                 1.52                           1.54                           423,275
   2010                                                 1.37                           1.52                           419,858
   2009                                                 1.14                           1.37                           366,693
   2008                                                 1.82                           1.14                           274,192
   2007                                                 1.85                           1.82                           223,327
   2006                                                 1.48                           1.85                           181,604

AMERICAN CENTURY MID CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 2.56                         $ 2.48                         2,284,729
   2014                                                 2.23                           2.56                         2,611,195
   2013                                                 1.74                           2.23                         2,446,738
   2012                                                 1.52                           1.74                         1,179,331
   2011                                                 1.55                           1.52                           688,606
   2010                                                 1.32                           1.55                            77,429
   2009                                                 1.03                           1.32                            59,773

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 2.76                       $  2.71                        207,737
   2014                                                2.38                          2.76                         92,488
   2013                                                1.83                          2.38                         77,581
   2012                                                1.58                          1.83                         40,933
   2011                                                1.59                          1.58                         36,024
   2010                                                1.34                          1.59                          6,327

AMERICAN CENTURY MID CAP VALUE FUND - INVESTOR CLASS
  BAND 125
   2015                                              $ 2.60                       $  2.52                     11,115,170
   2014                                                2.26                          2.60                      4,488,267
   2013                                                1.76                          2.26                      3,152,479
   2012                                                1.53                          1.76                      1,828,315
   2011                                                1.56                          1.53                      1,064,186
   2010                                                1.32                          1.56                        615,122
   2009                                                1.03                          1.32                        108,435

  BAND 0
   2015                                              $ 2.80                       $  2.76                        920,007
   2014                                                2.41                          2.80                        828,620
   2013                                                1.85                          2.41                      1,190,018
   2012                                                1.59                          1.85                      1,212,406

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - A CLASS
  BAND 125
   2015                                              $ 1.68                       $  1.63                     19,234,577
   2014                                                1.60                          1.68                     19,134,561
   2013                                                1.44                          1.60                     19,622,590
   2012                                                1.32                          1.44                     11,819,175
   2011                                                1.30                          1.32                      6,921,485
   2010                                                1.18                          1.30                      3,624,796
   2009                                                1.00 (05/01/09)               1.18                      1,640,323

  BAND 100
   2015                                              $ 1.70                       $  1.66                      2,301,200
   2014                                                1.62                          1.70                      1,881,940

  BAND 0
   2015                                              $ 1.80                       $  1.77                        597,874
   2014                                                1.70                          1.80                      1,560,915
   2013                                                1.51                          1.70                      1,458,362
   2012                                                1.36                          1.51                      1,607,851
   2011                                                1.33                          1.36                        407,867
   2010                                                1.19                          1.33                        706,836

AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.71                       $  1.66                     29,399,808
   2014                                                1.62                          1.71                     21,709,581
   2013                                                1.46                          1.62                     21,625,486
   2012                                                1.32                          1.46                      9,553,542
   2011                                                1.31                          1.32                      6,448,379
   2010                                                1.18                          1.31                      3,499,128

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.83                       $  1.80                      4,163,549
   2014                                                1.72                          1.83                      4,445,030
   2013                                                1.52                          1.72                      4,199,711
   2012                                                1.37                          1.52                      1,109,395
   2011                                                1.33                          1.37                        837,155
   2010                                                1.19                          1.33                        414,566

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - A CLASS
  BAND 125
   2015                                              $ 1.74                       $  1.69                     20,251,718
   2014                                                1.65                          1.74                     19,473,345
   2013                                                1.47                          1.65                     18,437,776
   2012                                                1.33                          1.47                     12,981,683
   2011                                                1.33                          1.33                      7,831,506
   2010                                                1.20                          1.33                      3,897,760
   2009                                                1.00 (05/01/09)               1.20                      1,218,992

  BAND 100
   2015                                              $ 1.76                       $  1.72                      2,179,040
   2014                                                1.67                          1.76                      1,552,305

  BAND 0
   2015                                              $ 1.87                       $  1.83                        663,026
   2014                                                1.75                          1.87                        912,981
   2013                                                1.54                          1.75                        844,708
   2012                                                1.38                          1.54                        811,873
   2011                                                1.36                          1.38                        475,952
   2010                                                1.21                          1.36                        416,007

AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.76                       $  1.72                     18,043,815
   2014                                                1.67                          1.76                     14,593,911
   2013                                                1.48                          1.67                     13,096,427
   2012                                                1.34                          1.48                      7,868,145
   2011                                                1.33                          1.34                      5,098,654
   2010                                                1.20                          1.33                      3,517,307
   2009                                                1.00 (05/01/09)               1.20                         31,934

  BAND 0
   2015                                              $ 1.89                       $  1.87                      2,456,756
   2014                                                1.77                          1.89                      1,917,941
   2013                                                1.55                          1.77                      1,632,244
   2012                                                1.39                          1.55                      1,298,170
   2011                                                1.36                          1.39                        891,632
   2010                                                1.21                          1.36                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - A CLASS
  BAND 125
   2015                                              $ 1.81                       $  1.76                     17,019,365
   2014                                                1.71                          1.81                     17,417,685
   2013                                                1.50                          1.71                     15,464,599
   2012                                                1.35                          1.50                      9,921,337
   2011                                                1.35                          1.35                      6,029,404
   2010                                                1.21                          1.35                      3,505,132
   2009                                                1.00 (05/01/09)               1.21                      1,108,217

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                              $ 1.83                       $  1.78                      1,629,273
   2014                                                1.73                          1.83                      1,468,834
   2013                                                1.51                          1.73                            179

  BAND 0
   2015                                              $ 1.94                       $  1.91                        157,554
   2014                                                1.81                          1.94                      1,038,047
   2013                                                1.57                          1.81                      1,012,164
   2012                                                1.39                          1.57                      1,022,666
   2011                                                1.38                          1.39                        109,663
   2010                                                1.22                          1.38                        534,233

AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.83                       $  1.79                     19,265,765
   2014                                                1.73                          1.83                     13,458,488
   2013                                                1.51                          1.73                     13,610,639
   2012                                                1.36                          1.51                      6,850,132
   2011                                                1.36                          1.36                      4,394,880
   2010                                                1.22                          1.36                      2,261,026

  BAND 0
   2015                                              $ 1.97                       $  1.94                      3,464,348
   2014                                                1.83                          1.97                      3,134,088
   2013                                                1.58                          1.83                      2,882,260
   2012                                                1.40                          1.58                        856,511
   2011                                                1.39                          1.40                        642,417
   2010                                                1.23                          1.39                        390,699

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - A CLASS
  BAND 125
   2015                                              $ 1.89                       $  1.83                     13,617,188
   2014                                                1.78                          1.89                     14,514,076
   2013                                                1.53                          1.78                     13,574,732
   2012                                                1.37                          1.53                      8,184,459
   2011                                                1.38                          1.37                      5,888,624
   2010                                                1.23                          1.38                      3,149,445
   2009                                                1.00 (05/01/09)               1.23                      1,125,320

  BAND 100
   2015                                              $ 1.91                       $  1.87                      1,050,414
   2014                                                1.80                          1.91                        734,974
   2013                                                1.55                          1.80                          2,017

  BAND 50
   2015                                              $ 1.97                       $  1.93                          2,572
   2014                                                1.84                          1.97                          2,592
   2013                                                1.57                          1.84                          3,673
   2012                                                1.40                          1.57                          3,521
   2011                                                1.40                          1.40                          3,238
   2010                                                1.24                          1.40                            793

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $  2.03                       $ 1.99                         164,024
   2014                                                1.89                         2.03                         358,981
   2013                                                1.60                         1.89                         360,093
   2012                                                1.42                         1.60                         369,760
   2011                                                1.41                         1.42                         176,108
   2010                                                1.24                         1.41                         131,553

AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $  1.91                       $ 1.87                      13,985,737
   2014                                                1.80                         1.91                      11,304,145
   2013                                                1.55                         1.80                      10,096,993
   2012                                                1.38                         1.55                       6,071,280
   2011                                                1.39                         1.38                       3,738,218
   2010                                                1.23                         1.39                       1,713,746
   2009                                                1.00 (05/01/09)              1.23                           3,892

  BAND 0
   2015                                             $  2.05                       $ 2.03                       2,217,946
   2014                                                1.91                         2.05                       1,886,002
   2013                                                1.62                         1.91                       1,344,058
   2012                                                1.43                         1.62                         829,137
   2011                                                1.42                         1.43                         569,856
   2010                                                1.24                         1.42                         314,942

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - A CLASS
  BAND 125
   2015                                             $  1.97                       $ 1.91                      13,600,263
   2014                                                1.85                         1.97                      13,753,750
   2013                                                1.57                         1.85                      11,560,264
   2012                                                1.39                         1.57                       7,233,304
   2011                                                1.41                         1.39                       4,146,440
   2010                                                1.25                         1.41                       2,352,543
   2009                                                1.00 (05/01/09)              1.25                         559,321

  BAND 100
   2015                                             $  1.99                       $ 1.94                       1,012,543
   2014                                                1.87                         1.99                         879,925
   2013                                                1.58                         1.87                           3,847
   2012                                                1.40                         1.58                           1,120

  BAND 0
   2015                                             $  2.11                       $ 2.08                         213,568
   2014                                                1.96                         2.11                       1,089,013
   2013                                                1.64                         1.96                       1,144,563
   2012                                                1.44                         1.64                       1,183,708
   2011                                                1.44                         1.44                         153,824
   2010                                                1.26                         1.44                         281,155

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $  1.99                       $ 1.94                      15,378,975
   2014                                                1.87                         1.99                      11,448,404
   2013                                                1.58                         1.87                      10,982,872
   2012                                                1.40                         1.58                       5,914,245
   2011                                                1.42                         1.40                       3,619,020
   2010                                                1.25                         1.42                       1,559,523

  BAND 0
   2015                                             $  2.14                       $ 2.11                       2,862,837
   2014                                                1.98                         2.14                       2,742,179
   2013                                                1.65                         1.98                       2,448,121
   2012                                                1.44                         1.65                         687,340
   2011                                                1.45                         1.44                         488,754
   2010                                                1.26                         1.45                         272,970

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - A CLASS
  BAND 125
   2015                                             $  2.01                       $ 1.95                       8,066,676
   2014                                                1.88                         2.01                       8,225,913
   2013                                                1.58                         1.88                       7,114,366
   2012                                                1.39                         1.58                       4,030,486
   2011                                                1.42                         1.39                       2,486,219
   2010                                                1.25                         1.42                       1,164,565
   2009                                                1.00 (05/01/09)              1.25                         355,157

  BAND 100
   2015                                             $  2.04                       $ 1.98                         635,697
   2014                                                1.90                         2.04                         509,425
   2013                                                1.59                         1.90                          14,620
   2012                                                1.40                         1.59                           2,715

  BAND 0
   2015                                             $  2.16                       $ 2.12                         206,726
   2014                                                1.99                         2.16                         372,373
   2013                                                1.65                         1.99                         382,692
   2012                                                1.44                         1.65                         364,211
   2011                                                1.45                         1.44                         136,843
   2010                                                1.26                         1.45                         127,298

AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $  2.04                       $ 1.99                       8,549,706
   2014                                                1.91                         2.04                       6,617,545
   2013                                                1.59                         1.91                       5,262,153
   2012                                                1.40                         1.59                       2,978,285
   2011                                                1.43                         1.40                       1,743,664
   2010                                                1.26                         1.43                         823,793
   2009                                                1.00 (05/01/09)              1.26                           9,971

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $ 2.19                        $ 2.16                      1,097,743
   2014                                               2.02                          2.19                        866,380
   2013                                               1.67                          2.02                        757,750
   2012                                               1.45                          1.67                        489,432
   2011                                               1.46                          1.45                        339,694
   2010                                               1.27                          1.46                        188,028

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - A CLASS
  BAND 125
   2015                                             $ 2.04                        $ 1.98                      6,493,617
   2014                                               1.91                          2.04                      6,182,368
   2013                                               1.59                          1.91                      4,288,733
   2012                                               1.40                          1.59                      2,728,105
   2011                                               1.43                          1.40                      1,607,667
   2010                                               1.26                          1.43                        680,617
   2009                                               1.00 (05/01/09)               1.26                        257,861

  BAND 100
   2015                                             $ 2.07                        $ 2.01                        240,687
   2014                                               1.93                          2.07                        186,001

  BAND 0
   2015                                             $ 2.19                        $ 2.15                        150,046
   2014                                               2.02                          2.19                        401,566
   2013                                               1.67                          2.02                        424,966
   2012                                               1.45                          1.67                        395,452
   2011                                               1.46                          1.45                        124,534
   2010                                               1.27                          1.46                        112,315

AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $ 2.07                        $ 2.01                      6,574,783
   2014                                               1.93                          2.07                      4,755,822
   2013                                               1.60                          1.93                      3,692,614
   2012                                               1.41                          1.60                      2,161,388
   2011                                               1.44                          1.41                      1,190,201
   2010                                               1.26                          1.44                        629,545

  BAND 0
   2015                                             $ 2.22                        $ 2.18                      2,311,181
   2014                                               2.04                          2.22                      2,076,371
   2013                                               1.68                          2.04                      1,900,887
   2012                                               1.46                          1.68                        315,629
   2011                                               1.47                          1.46                        227,082
   2010                                               1.27                          1.47                        127,230

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - A CLASS
  BAND 125
   2015                                             $ 1.36                        $ 1.32                      3,669,239
   2014                                               1.27                          1.36                      2,407,473
   2013                                               1.06                          1.27                      1,223,350
   2012                                               0.93                          1.06                        473,815
   2011                                               1.00 (04/01/11)               0.93                         94,061

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                             $  1.38                       $ 1.34                          18,255
   2014                                                1.28                         1.38                          22,365

  BAND 0
   2015                                             $  1.43                       $ 1.40                           1,255
   2014                                                1.32                         1.43                          61,616
   2013                                                1.08                         1.32                          30,152
   2012                                                0.94                         1.08                           9,773

AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $  1.38                       $ 1.34                       2,637,236
   2014                                                1.28                         1.38                       1,302,001
   2013                                                1.06                         1.28                         661,085
   2012                                                0.93                         1.06                         183,967
   2011                                                1.00 (04/01/11)              0.93                          16,185

  BAND 0
   2015                                             $  1.44                       $ 1.42                         796,764
   2014                                                1.33                         1.44                         285,373
   2013                                                1.09                         1.33                          50,166
   2012                                                0.94                         1.09                           8,264
   2011                                                1.00 (04/01/11)              0.94                           1,528

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - A CLASS
  BAND 125
   2015                                             $  1.58                       $ 1.53                      17,101,479
   2014                                                1.51                         1.58                       2,738,548
   2013                                                1.38                         1.51                       2,969,030
   2012                                                1.27                         1.38                       1,789,186
   2011                                                1.25                         1.27                         861,482
   2010                                                1.15                         1.25                         386,601
   2009                                                1.00 (05/01/09)              1.15                          35,426

  BAND 100
   2015                                             $  1.61                       $ 1.56                       2,468,230
   2014                                                1.53                         1.61                         379,462
   2013                                                1.39                         1.53                           4,492

  BAND 0
   2015                                             $  1.70                       $ 1.67                         118,250
   2014                                                1.60                         1.70                         342,413
   2013                                                1.45                         1.60                         337,595
   2012                                                1.32                         1.45                         362,961

AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO - INVESTOR CLASS
  BAND 125
   2015                                             $  1.60                       $ 1.56                      10,159,021
   2014                                                1.53                         1.60                       1,863,172
   2013                                                1.39                         1.53                       3,090,764
   2012                                                1.28                         1.39                       1,791,943
   2011                                                1.25                         1.28                       1,726,001
   2010                                                1.15                         1.25                         394,579



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.72                       $  1.69                      1,968,488
   2014                                                1.62                          1.72                        652,180
   2013                                                1.46                          1.62                        655,259
   2012                                                1.32                          1.46                         23,704
   2011                                                1.28                          1.32                         14,095
   2010                                                1.16                          1.28                          3,832

AMERICAN CENTURY REAL ESTATE - A CLASS
  BAND 125
   2015                                              $ 2.99                       $  3.03                        652,189
   2014                                                2.34                          2.99                        751,004
   2013                                                2.35                          2.34                      1,383,929
   2012                                                2.03                          2.35                      1,259,227
   2011                                                1.84                          2.03                        748,646
   2010                                                1.45                          1.84                      1,061,530
   2009                                                1.16                          1.45                        860,977
   2008                                                2.08                          1.16                        644,022
   2007                                                2.51                          2.08                        514,912
   2006                                                1.89                          2.51                        847,313

  BAND 100
   2015                                              $ 3.08                       $  3.13                          1,109
   2014                                                2.41                          3.08                          5,536
   2013                                                2.41                          2.41                            747
   2012                                                2.07                          2.41                            362

  BAND 0
   2015                                              $ 3.48                       $  3.57                          3,057
   2014                                                2.69                          3.48                          1,096
   2013                                                2.67                          2.69                        291,549
   2012                                                2.27                          2.67                        285,194
   2011                                                2.04                          2.27                        128,262
   2010                                                1.59                          2.04                        289,416
   2009                                                1.25                          1.59                        280,215
   2008                                                2.22                          1.25                        216,210
   2007                                                2.64                          2.22                        142,257
   2006                                                1.89                          2.64                         87,376

AMERICAN CENTURY REAL ESTATE - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.25                       $  1.27                      2,508,859
   2014                                                0.97                          1.25                      2,259,305
   2013                                                0.97                          0.97                      7,456,347
   2012                                                0.84                          0.97                      7,452,986
   2011                                                0.76                          0.84                        993,413
   2010                                                0.60                          0.76                      1,217,601
   2009                                                0.48                          0.60                      1,143,716
   2008                                                0.85                          0.48                      1,660,372
   2007                                                1.00 (05/24/07)               0.85                      1,106,259

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SELECT - A CLASS
  BAND 125
   2015                                             $ 1.76                        $ 1.87                         103,626
   2014                                               1.62                          1.76                         152,107
   2013                                               1.26                          1.62                         203,656
   2012                                               1.11                          1.26                         257,214
   2011                                               1.12                          1.11                          84,500
   2010                                               0.99                          1.12                          96,328
   2009                                               0.74                          0.99                          93,810
   2008                                               1.25                          0.74                          71,559
   2007                                               1.06                          1.25                          89,918
   2006                                               1.08                          1.06                          46,347

  BAND 100
   2015                                             $ 1.81                        $ 1.92                          70,118
   2014                                               1.66                          1.81                          38,391

AMERICAN CENTURY SELECT - INVESTOR CLASS
  BAND 125
   2015                                             $ 3.49                        $ 3.72                          26,399
   2014                                               3.20                          3.49                          25,564
   2013                                               2.49                          3.20                          27,636
   2012                                               2.20                          2.49                          24,322
   2011                                               2.19                          2.20                          14,460
   2010                                               1.94                          2.19                          15,330
   2009                                               1.46                          1.94                          15,022
   2008                                               2.44                          1.46                          13,636
   2007                                               2.03                          2.44                           1,279
   2006                                               2.10                          2.03                           2,919

AMERICAN CENTURY SMALL CAP GROWTH - A CLASS
  BAND 125
   2015                                             $ 2.26                        $ 2.14                         364,372
   2014                                               2.18                          2.26                         425,444
   2013                                               1.57                          2.18                         584,467
   2012                                               1.39                          1.57                         538,411
   2011                                               1.49                          1.39                         568,575
   2010                                               1.16                          1.49                         718,176
   2009                                               0.94                          1.16                         475,028
   2008                                               1.65                          0.94                         463,450
   2007                                               1.35                          1.65                         219,861
   2006                                               1.21                          1.35                         126,392

  BAND 100
   2015                                             $ 2.32                        $ 2.20                          92,447
   2014                                               2.23                          2.32                          53,859
   2013                                               1.60                          2.23                              42
   2012                                               1.42                          1.60                               -
   2011                                               1.51                          1.42                           1,289
   2010                                               1.18                          1.51                           1,200
   2009                                               0.95                          1.18                             914
   2008                                               1.67                          0.95                             579

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL CAP VALUE - A CLASS
  BAND 125
   2015                                               $ 3.33                         $ 3.19                           548,981
   2014                                                 3.23                           3.33                           562,365
   2013                                                 2.43                           3.23                           529,649
   2012                                                 2.12                           2.43                           443,215
   2011                                                 2.30                           2.12                           350,672
   2010                                                 1.89                           2.30                           251,731
   2009                                                 1.38                           1.89                           138,759
   2008                                                 1.93                           1.38                            90,831
   2007                                                 2.02                           1.93                            74,618
   2006                                                 1.77                           2.02                           189,914

  BAND 50
   2015                                               $ 3.62                         $ 3.50                            38,761
   2014                                                 3.49                           3.62                            39,214
   2013                                                 2.61                           3.49                            39,867
   2012                                                 2.25                           2.61                            42,864
   2011                                                 2.43                           2.25                            42,889
   2010                                                 1.98                           2.43                             7,942

  BAND 0
   2015                                               $ 3.85                         $ 3.74                            57,115
   2014                                                 3.70                           3.85                           218,602
   2013                                                 2.75                           3.70                            63,318
   2012                                                 2.36                           2.75                            60,448
   2011                                                 2.54                           2.36                            55,001
   2010                                                 2.05                           2.54                             7,968

AMERICAN CENTURY SMALL CAP VALUE - INVESTOR CLASS
  BAND 125
   2015                                               $ 3.59                         $ 3.45                         2,806,645
   2014                                                 3.48                           3.59                         4,216,181
   2013                                                 2.61                           3.48                         4,625,368
   2012                                                 2.27                           2.61                         4,394,657
   2011                                                 2.46                           2.27                         4,503,943
   2010                                                 2.01                           2.46                         4,498,490
   2009                                                 1.47                           2.01                         3,896,716
   2008                                                 2.05                           1.47                         3,748,913
   2007                                                 2.13                           2.05                         3,912,022
   2006                                                 1.87                           2.13                         4,345,605

  BAND 0
   2015                                               $ 4.26                         $ 4.15                           224,444
   2014                                                 4.08                           4.26                           239,660
   2013                                                 3.03                           4.08                           229,979
   2012                                                 2.59                           3.03                           218,774
   2011                                                 2.78                           2.59                           210,246
   2010                                                 1.01                           2.78                           154,247

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY SMALL COMPANY - A CLASS
  BAND 125
    2015                                            $ 2.89                          $ 2.69                           499,759
    2014                                              2.77                            2.89                           447,634
    2013                                              1.96                            2.77                           437,031
    2012                                              1.75                            1.96                            68,671
    2011                                              1.79                            1.75                            52,786
    2010                                              1.43                            1.79                            63,724
    2009                                              1.20                            1.43                            65,186
    2008                                              1.97                            1.20                            53,554
    2007                                              2.13                            1.97                            45,071
    2006                                              2.06                            2.13                            70,878

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - A CLASS
  BAND 125
    2015                                            $ 2.35                          $ 2.28                         5,702,064
    2014                                              2.23                            2.35                         6,219,294
    2013                                              1.89                            2.23                         7,139,084
    2012                                              1.66                            1.89                         5,980,379
    2011                                              1.72                            1.66                         5,046,090
    2010                                              1.52                            1.72                         4,523,161
    2009                                              1.22                            1.52                         4,074,877
    2008                                              1.87                            1.22                         2,469,327
    2007                                              1.65                            1.87                         1,169,269
    2006                                              1.47                            1.65                         1,018,890

  BAND 100
    2015                                            $ 2.41                          $ 2.35                           830,979
    2014                                              2.28                            2.41                           899,506
    2013                                              1.93                            2.28                           208,662
    2012                                              1.70                            1.93                           197,276
    2011                                              1.75                            1.70                           168,620
    2010                                              1.54                            1.75                           129,782
    2009                                              1.24                            1.54                            91,796
    2008                                              1.89                            1.24                            50,609
    2007                                              1.67                            1.89                            15,854

  BAND 50
    2015                                            $ 2.55                          $ 2.50                            13,932
    2014                                              2.40                            2.55                            15,831
    2013                                              2.02                            2.40                            17,327
    2012                                              1.77                            2.02                            19,701
    2011                                              1.82                            1.77                            21,354
    2010                                              1.59                            1.82                            23,810

  BAND 0
    2015                                            $ 2.72                          $ 2.67                         1,395,679
    2014                                              2.54                            2.72                         1,413,689
    2013                                              2.13                            2.54                         1,459,953
    2012                                              1.86                            2.13                         1,401,309
    2011                                              1.90                            1.86                         1,306,148
    2010                                              1.65                            1.90                           278,790



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE              VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                   PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE - INVESTOR CLASS
  BAND 125
    2015                                            $  2.08                         $  2.03                        24,400,880
    2014                                               1.97                            2.08                        24,690,951
    2013                                               1.67                            1.97                        22,940,316
    2012                                               1.47                            1.67                        23,882,811
    2011                                               1.51                            1.47                        21,751,649
    2010                                               1.33                            1.51                        19,557,891
    2009                                               1.07                            1.33                        17.387,419
    2008                                               1.64                            1.07                        14,029,956
    2007                                               1.45                            1.64                         9,397,001
    2006                                               1.28                            1.45                         5,128,840

  BAND 0
    2015                                            $  2.44                         $  2.40                           507,746
    2014                                               2.28                            2.44                           496,383
    2013                                               1.90                            2.28                           459,356
    2012                                               1.65                            1.90                           457,792
    2011                                               1.69                            1.65                           417,435
    2010                                               1.46                            1.69                           422,965

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - A CLASS
  BAND 125
    2015                                            $  1.77                         $  1.71                         2,449,197
    2014                                               1.69                            1.77                         2,703,532
    2013                                               1.56                            1.69                         4,120,079
    2012                                               1.44                            1.56                         3,389,605
    2011                                               1.42                            1.44                         2,636,851
    2010                                               1.31                            1.42                         2,390,868
    2009                                               1.16                            1.31                         1,973,305
    2008                                               1.40                            1.16                         1,940,616
    2007                                               1.32                            1.40                         1,038,630
    2006                                               1.23                            1.32                           509,830

  BAND 100
    2015                                            $  1.82                         $  1.77                           998,116
    2014                                               1.73                            1.82                           896,035
    2013                                               1.60                            1.73                             4,755
    2012                                               1.47                            1.60                            70,090
    2011                                               1.44                            1.47                            59,923
    2010                                               1.33                            1.44                            46,967
    2009                                               1.18                            1.33                            36,091
    2008                                               1.41                            1.18                               814
    2007                                               1.33                            1.41                               195

  BAND 0
    2015                                            $  2.04                         $  2.00                           243,699
    2014                                               1.92                            2.04                           227,851
    2013                                               1.75                            1.92                           207,386
    2012                                               1.60                            1.75                           179,804
    2011                                               1.55                            1.60                           170,685
    2010                                               1.42                            1.55                            69,102



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE - INVESTOR CLASS
  BAND 125
    2015                                             $ 1.71                        $ 1.67                       8,100,584
    2014                                               1.63                          1.71                       7,101,436
    2013                                               1.50                          1.63                       6,501,158
    2012                                               1.39                          1.50                       5,764,235
    2011                                               1.36                          1.39                       5,027,788
    2010                                               1.26                          1.36                       5,064,756
    2009                                               1.11                          1.26                       4,838,273
    2008                                               1.33                          1.11                       3,844,730
    2007                                               1.26                          1.33                       2,278,412
    2006                                               1.17                          1.26                       2,033,865

  BAND 0
    2015                                             $ 2.00                        $ 1.98                         465,217
    2014                                               1.89                          2.00                         524,794
    2013                                               1.72                          1.89                         507,787
    2012                                               1.57                          1.72                         541,205
    2011                                               1.51                          1.57                         630,906
    2010                                               1.38                          1.51                         710,756

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - A CLASS
  BAND 125
    2015                                             $ 2.12                        $ 2.05                      10,541,842
    2014                                               2.01                          2.12                      12,094,607
    2013                                               1.77                          2.01                      14,718,175
    2012                                               1.59                          1.77                      12,895,546
    2011                                               1.60                          1.59                      11,702,163
    2010                                               1.44                          1.60                      10,739,208
    2009                                               1.21                          1.44                       8,769,582
    2008                                               1.66                          1.21                       6,417,840
    2007                                               1.52                          1.66                       2,393,701
    2006                                               1.39                          1.52                       2,215,858

  BAND 100
    2015                                             $ 2.18                        $ 2.11                       3,201,482
    2014                                               2.07                          2.18                       2,726,379
    2013                                               1.81                          2.07                         349,912
    2012                                               1.62                          1.81                         302,401
    2011                                               1.63                          1.62                         299,200
    2010                                               1.47                          1.63                         426,668
    2009                                               1.23                          1.47                       4,563,198
    2008                                               1.67                          1.23                       4,113,686
    2007                                               1.53                          1.67                       2,568,262
    2006                                               1.37                          1.53                         918,644

  BAND 75
    2015                                             $ 2.24                        $ 2.17                         606,633
    2014                                               2.12                          2.24                         740,219
    2013                                               1.85                          2.12                         877,377
    2012                                               1.66                          1.85                       1,028,199
    2011                                               1.66                          1.66                       1,055,544

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                             $  2.30                       $ 2.24                           6,863
   2014                                                2.17                         2.30                          13,408
   2013                                                1.90                         2.17                          10,291
   2012                                                1.69                         1.90                          11,533
   2011                                                1.69                         1.69                          12,803
   2010                                                1.51                         1.69                          11,866

  BAND 0
   2015                                             $  2.45                       $ 2.40                       1,705,129
   2014                                                2.30                         2.45                       1,785,246
   2013                                                2.00                         2.30                       1,909,284
   2012                                                1.77                         2.00                       1,862,496
   2011                                                1.77                         1.77                       1,795,448
   2010                                                1.57                         1.77                         195,762

AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE - INVESTOR CLASS
  BAND 125
   2015                                             $  1.96                       $ 1.90                      45,861,117
   2014                                                1.86                         1.96                      44,917,084
   2013                                                1.63                         1.86                      40,335,907
   2012                                                1.46                         1.63                      40,859,329
   2011                                                1.47                         1.46                      38,073,248
   2010                                                1.32                         1.47                      35,016.804
   2009                                                1.11                         1.32                      33,699,497
   2008                                                1.51                         1.11                      28,417,955
   2007                                                1.38                         1.51                      16,260,633
   2006                                                1.26                         1.38                       6,700,797

  BAND 0
   2015                                             $  2.30                       $ 2.26                       2,509,957
   2014                                                2.15                         2.30                       2,670,805
   2013                                                1.86                         2.15                       2,929,731
   2012                                                1.65                         1.86                       3,145,815
   2011                                                1.64                         1.65                       3,403,402
   2010                                                1.46                         1.64                       3,568,225

AMERICAN CENTURY ULTRA - A CLASS
  BAND 125
   2015                                             $  2.18                       $ 2.28                         254,233
   2014                                                2.01                         2.18                         261,921
   2013                                                1.49                         2.01                         422,104
   2012                                                1.33                         1.49                         411,335
   2011                                                1.33                         1.33                         415,957
   2010                                                1.16                         1.33                         352,431
   2009                                                0.87                         1.16                         343,801
   2008                                                1.51                         0.87                         301,051
   2007                                                1.26                         1.51                         295,358
   2006                                                1.32                         1.26                         392,425

  BAND 100
   2015                                             $  2.24                       $ 2.35                         137,765
   2014                                                2.06                         2.24                          90,134

                                                                                 ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE             VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                  PERIOD                    AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN CENTURY ULTRA - INVESTOR CLASS
  BAND 125
   2015                                               $ 3.92                         $  4.11                          535,108
   2014                                                 3.61                            3.92                          581,205
   2013                                                 2.67                            3.61                          448,082
   2012                                                 2.37                            2.67                          249,550
   2011                                                 2.37                            2.37                          264,155
   2010                                                 2.06                            2.37                          101,485
   2009                                                 1.54                            2.06                          101,218
   2008                                                 2.68                            1.54                          134,718
   2007                                                 2.23                            2.68                           71,351
   2006                                                 2.33                            2.23                          288,671

AMERICAN CENTURY VALUE - A CLASS
  BAND 125
   2015                                               $ 1.58                         $  1.49                           15,852
   2014                                                 1.42                            1.58                           28,494
   2013                                                 1.10                            1.42                           25,696

AMERICAN CENTURY VALUE - INVESTOR CLASS
  BAND 125
   2015                                               $ 1.59                         $  1.50                        1,065,183
   2014                                                 1.43                            1.59                        1,143,266
   2013                                                 1.10                            1.43                               73

AMERICAN CENTURY VP CAPITAL APPRECIATION FUND - I CLASS
  BAND 125
   2015                                               $ 3.79                         $  3.81                        3,957,164
   2014                                                 3.55                            3.79                        4,201,495
   2013                                                 2.74                            3.55                        4,639,692
   2012                                                 2.39                            2.74                        5,034,146
   2011                                                 2.59                            2.39                        5,436,459
   2010                                                 2.00                            2.59                        5,326,783
   2009                                                 1.48                            2.00                        5,438,077
   2008                                                 2.78                            1.48                        5,734,227
   2007                                                 1.93                            2.78                        5,708,745
   2006                                                 1.67                            1.93                        5,852,664

  BAND 25
   2015                                               $ 4.24                         $  4.31                                -
   2014                                                 3.93                            4.24                                -
   2013                                                 3.01                            3.93                                -
   2012                                                 2.60                            3.01                                -
   2011                                                 2.79                            2.60                                -
   2010                                                 2.13                            2.79                          203,738
   2009                                                 1.56                            2.13                          139,222
   2008                                                 2.90                            1.56                           74,014

AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.00 (05/21/15)              $  0.95                            7,125

AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.00 (05/21/15)              $  0.95                            1,648

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.00 (05/21/15)             $ 0.94                          1,663

AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.00 (05/21/15)             $ 0.94                            794

AMERICAN FUNDS AMCAP FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.76                        $ 1.75                      1,471,902
   2014                                               1.60                          1.76                        955,092
   2013                                               1.19                          1.60                        887,860
   2012                                               1.04                          1.19                        543,469
   2011                                               1.05                          1.04                        520,109
   2010                                               0.94                          1.05                        346,384
   2009                                               0.69                          0.94                        289,759
   2008                                               1.12                          0.69                         78.121
   2007                                               1.06                          1.12                         17,072
   2006                                               1.00 (01/03/06)               1.06                         35,600

  BAND 100
   2015                                             $ 1.80                        $ 1.79                        464,036
   2014                                               1.63                          1.80                        423,904

  BAND 0
   2015                                             $ 1.97                        $ 1.98                              -
   2014                                               1.77                          1.97                        799,137
   2013                                               1.30                          1.77                        642,126
   2012                                               1.12                          1.30                        618,565
   2011                                               1.12                          1.12                        576,480
   2010                                               0.99                          1.12                        532,092
   2009                                               0.71                          0.99                        438,577
   2008                                               1.14                          0.71                        295,455
   2007                                               1.07                          1.14                              -
   2006                                               1.00 (01/03/06)               1.07                        150,144

AMERICAN FUNDS AMCAP FUND - R4 CLASS
  BAND 125
   2015                                             $ 1.74                        $ 1.73                      6,815,801
   2014                                               1.57                          1.74                      5,531,795
   2013                                               1.16                          1.57                      3,382,121
   2012                                               1.02                          1.16                      3,455,982
   2011                                               1.03                          1.02                      3,264,427
   2010                                               0.91                          1.03                        303,037
   2009                                               0.66                          0.91                        212,653
   2008                                               1.08                          0.66                        157,584
   2007                                               1.01                          1.08                        104,507

AMERICAN FUNDS AMERICAN BALANCED FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.65                        $ 1.65                      7,740,291
   2014                                               1.54                          1.65                      6,636,140
   2013                                               1.28                          1.54                      5,663,996
   2012                                               1.14                          1.28                      4,095,869
   2011                                               1.12                          1.14                        683,659
   2010                                               1.01                          1.12                         49,487

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.76                       $  1.78                        128,648
   2014                                                1.62                          1.76                        115,769
   2013                                                1.33                          1.62                        123,560

AMERICAN FUNDS AMERICAN BALANCED FUND - R4 CLASS
  BAND 125
   2015                                              $ 1.67                       $  1.68                     19,320,364
   2014                                                1.56                          1.67                     15,440,557
   2013                                                1.30                          1.56                     12,667,953
   2012                                                1.15                          1.30                      2,619,333
   2011                                                1.12                          1.15                        579,339

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R3 CLASS
  BAND 125
   2015                                              $ 1.52                       $  1.39                        976,425
   2014                                                1.54                          1.52                      1,395,758
   2013                                                1.47                          1.54                      2,625,419
   2012                                                1.30                          1.47                      2,773,823
   2011                                                1.30                          1.30                      2,499,787
   2010                                                1.15                          1.30                      2,401,359
   2009                                                0.78                          1.15                      1,826,547
   2008                                                1.10                          0.78                        697,641
   2007                                                1.10                          1.10                        314,645
   2006                                                1.00 (01/03/06)               1.10                      1,475,241

  BAND 100
   2015                                              $ 1.56                       $  1.42                        171,200
   2014                                                1.57                          1.56                        187,829

  BAND 0
   2015                                              $ 1.70                       $  1.57                              -
   2014                                                1.70                          1.70                         35,010
   2013                                                1.60                          1.70                        119,441
   2012                                                1.40                          1.60                        274,583
   2011                                                1.38                          1.40                        257,600
   2010                                                1.20                          1.38                        215,406
   2009                                                0.81                          1.20                        253,460
   2008                                                1.13                          0.81                        170,988
   2007                                                1.12                          1.13                        182,619

AMERICAN FUNDS AMERICAN HIGH INCOME TRUST - R4 CLASS
  BAND 125
   2015                                              $ 1.46                       $  1.33                        992,906
   2014                                                1.47                          1.46                      3,157,052
   2013                                                1.40                          1.47                      3,250,398
   2012                                                1.24                          1.40                      3,926,078
   2011                                                1.23                          1.24                      6,472,828
   2010                                                1.08                          1.23                      6,414,398
   2009                                                0.74                          1.08                      6,246,660
   2008                                                1.03                          0.74                      5,119,549
   2007                                                1.03                          1.03                      4,650,304

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R3 CLASS
  BAND 125
   2015                                              $ 1.53                       $  1.48                      8,325,140
   2014                                                1.50                          1.53                      9,622,944
   2013                                                1.22                          1.50                     13,579,291
   2012                                                1.04                          1.22                     13,196,341
   2011                                                1.14                          1.04                     12,488,030
   2010                                                1.08                          1.14                     11,206,401
   2009                                                0.83                          1.08                      8,843,554
   2008                                                1.36                          0.83                      4,217,847
   2007                                                1.18                          1.36                      1,111,784
   2006                                                1.00 (01/03/06)               1.18                      7,560,340

  BAND 100
   2015                                              $ 1.57                       $  1.52                        790,769
   2014                                                1.53                          1.57                        744,147
   2013                                                1.24                          1.53                         11,272
   2012                                                1.06                          1.24                         12,012
   2011                                                1.16                          1.06                         29,164
   2010                                                1.09                          1.16                         25,192
   2009                                                0.83                          1.09                         48,493
   2008                                                1.37                          0.83                          9,357

  BAND 0
   2015                                              $ 1.72                       $  1.67                        704,535
   2014                                                1.66                          1.72                        667,310
   2013                                                1.33                          1.66                      1,060,196
   2012                                                1.12                          1.33                      1,380,108
   2011                                                1.22                          1.12                      1,183,845
   2010                                                1.13                          1.22                        720,831
   2009                                                0.86                          1.13                        556,583
   2008                                                1.40                          0.86                        373,765
   2007                                                1.19                          1.40                        256,098

AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME - R4 CLASS
  BAND 125
   2015                                              $ 1.42                       $  1.37                     29,778,811
   2014                                                1.38                          1.42                     32,395,497
   2013                                                1.12                          1.38                     35,430,230
   2012                                                0.95                          1.12                     42,309,178
   2011                                                1.04                          0.95                     42,581,932
   2010                                                0.98                          1.04                     38,570,362
   2009                                                0.75                          0.98                     30,937,527
   2008                                                1.23                          0.75                     25,084,924
   2007                                                1.06                          1.23                     17,556,300
   2006                                                1.00 (10/23/06)               1.06                        324,332

  BAND 0
   2015                                              $ 1.57                       $  1.54                        414,734
   2014                                                1.51                          1.57                        450,975
   2013                                                1.21                          1.51                        354,766
   2012                                                1.01                          1.21                        238,441
   2011                                                1.10                          1.01                        177,531
   2010                                                1.02                          1.10                        138,842

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.34                       $  1.31                     12,498,172
   2014                                                1.40                          1.34                     16,584,666
   2013                                                1.18                          1.40                     19,001,099
   2012                                                1.01                          1.18                     16,301,051
   2011                                                1.18                          1.01                     13,803,526
   2010                                                1.10                          1.18                     10,279,349
   2009                                                0.80                          1.10                      7,169,202
   2008                                                1.37                          0.80                      2,810,044
   2007                                                1.17                          1.37                      1,131,501
   2006                                                1.00 (01/03/06)               1.17                      4,192,819

  BAND 100
   2015                                              $ 1.37                       $  1.34                      1,007,859
   2014                                                1.43                          1.37                        887,342
   2013                                                1.20                          1.43                        103,392
   2012                                                1.02                          1.20                         97,748
   2011                                                1.20                          1.02                        111,529
   2010                                                1.11                          1.20                         98,913
   2009                                                0.81                          1.11                         99,089
   2008                                                1.38                          0.81                         70,603
   2007                                                1.17                          1.38                         71,597
   2006                                                1.00 (01/03/06)               1.17                        105,030

  BAND 50
   2015                                              $ 1.43                       $  1.41                        141,139
   2014                                                1.48                          1.43                        139,840
   2013                                                1.25                          1.48                        147,693
   2012                                                1.05                          1.25                        142,989
   2011                                                1.23                          1.05                        142,239
   2010                                                1.13                          1.23                         13,733

  BAND 0
   2015                                              $ 1.50                       $  1.48                      1,167,986
   2014                                                1.54                          1.50                      2,116,124
   2013                                                1.29                          1.54                      2,096,283
   2012                                                1.08                          1.29                      2,226,002
   2011                                                1.26                          1.08                      2,152,684
   2010                                                1.15                          1.26                      1,821,298
   2009                                                0.83                          1.15                      1,352,075
   2008                                                1.40                          0.83                        883,186
   2007                                                1.18                          1.40                        645,631
   2006                                                1.00 (01/03/06)               1.18                          8,090

AMERICAN FUNDS EUROPACIFIC GROWTH FUND - R4 CLASS
  BAND 125
   2015                                              $ 1.25                       $  1.22                     44,399,086
   2014                                                1.30                          1.25                     47,904,834
   2013                                                1.09                          1.30                     49,516,946
   2012                                                0.93                          1.09                     39,430,332
   2011                                                1.09                          0.93                     36,371,764
   2010                                                1.01                          1.09                     31,739,094
   2009                                                0.73                          1.01                     20,960,447
   2008                                                1.25                          0.73                     11,869,197
   2007                                                1.06                          1.25                      9,653,523
   2006                                                1.00 (10/23/06)               1.06                         95,172

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 1.38                         $ 1.37                         4,882,273
   2014                                                 1.42                           1.38                         4,317,937
   2013                                                 1.18                           1.42                         3,888,457
   2012                                                 0.99                           1.18                         3,696,773

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R3 CLASS
  BAND 125
   2015                                               $ 1.56                         $ 1.59                         6,517,021
   2014                                                 1.46                           1.56                         9,842,830
   2013                                                 1.13                           1.46                        12,979,778
   2012                                                 0.98                           1.13                        12,884,095
   2011                                                 1.01                           0.98                        11,982,746
   2010                                                 0.90                           1.01                         9,933,523
   2009                                                 0.69                           0.90                         7,546,223
   2008                                                 1.16                           0.69                         3,851,011
   2007                                                 1.04                           1.16                         1,250,647

  BAND 100
   2015                                               $ 1.60                         $ 1.63                           783,599
   2014                                                 1.49                           1.60                           688,290
   2013                                                 1.14                           1.49                            16,956
   2012                                                 0.99                           1.14                            16,952
   2011                                                 1.02                           0.99                            15,165
   2010                                                 0.91                           1.02                            13,227
   2009                                                 0.69                           0.91                            11,692

  BAND 50
   2015                                               $ 1.66                         $ 1.71                            52,367
   2014                                                 1.54                           1.66                            55,149
   2013                                                 1.18                           1.54                            48,706
   2012                                                 1.02                           1.18                            41,904
   2011                                                 1.04                           1.02                            60,589
   2010                                                 0.92                           1.04                            27,095

  BAND 0
   2015                                               $ 1.73                         $ 1.79                           774,064
   2014                                                 1.60                           1.73                           712,894
   2013                                                 1.22                           1.60                           958,957
   2012                                                 1.04                           1.22                         1,206,528
   2011                                                 1.07                           1.04                         1,151,468
   2010                                                 0.94                           1.07                           524,482
   2009                                                 0.71                           0.94                           303,084
   2008                                                 1.17                           0.71                           149,014
   2007                                                 1.04                           1.17                            85,995

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS FUNDAMENTAL INVESTORS - R4 CLASS
  BAND 125
   2015                                             $ 1.60                        $ 1.64                     12,115,475
   2014                                               1.49                          1.60                     11,016,945
   2013                                               1.15                          1.49                     11,100,364
   2012                                               0.99                          1.15                     13,264,249
   2011                                               1.03                          0.99                     11,057,642
   2010                                               0.91                          1.03                      8,695,445
   2009                                               0.69                          0.91                      6,345,382
   2008                                               1.16                          0.69                      5,503,285
   2007                                               1.04                          1.16                      3,440,101

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R3 CLASS
  BAND 125
   2015                                             $ 1.11                        $ 1.10                        357,548
   2014                                               1.11                          1.11                        598,858
   2013                                               1.14                          1.11                        671,416
   2012                                               1.13                          1.14                        616,914
   2011                                               1.11                          1.13                        658,934
   2010                                               1.07                          1.11                        645,741
   2009                                               1.02                          1.07                        183,986
   2008                                               1.05                          1.02                        142,204
   2007                                               1.01                          1.05                        117,009

  BAND 100
   2015                                             $ 1.14                        $ 1.13                        156,962
   2014                                               1.13                          1.14                        161,896

  BAND 0
   2015                                             $ 1.24                        $ 1.25                         28,813
   2014                                               1.23                          1.24                         56,798
   2013                                               1.24                          1.23                         55,214
   2012                                               1.22                          1.24                         35,590
   2011                                               1.18                          1.22                        794,074
   2010                                               1.13                          1.18                        696,368
   2009                                               1.06                          1.13                        686,354
   2008                                               1.08                          1.06                        579,129
   2007                                               1.03                          1.08                         29,706
   2006                                               1.02                          1.03                        346,747

AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA - R4 CLASS
  BAND 125
   2015                                             $ 1.13                        $ 1.12                        222,520
   2014                                               1.12                          1.13                        177,698
   2013                                               1.15                          1.12                      1,846,472
   2012                                               1.13                          1.15                      1,673,647
   2011                                               1.11                          1.13                        181,828
   2010                                               1.07                          1.11                        227,672
   2009                                               1.02                          1.07                        499,610
   2008                                               1.06                          1.02                        352,941
   2007                                               1.02                          1.06                        297,272
   2006                                               1.01 (10/23/06)               1.02                         30,202

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS NEW PERSPECTIVE FUND - R3 CLASS
  BAND 125
   2015                                             $  1.37                       $ 1.43                       3,005,849
   2014                                                1.35                         1.37                       2,851,298
   2013                                                1.08                         1.35                       1,853,855
   2012                                                0.91                         1.08                         533,804
   2011                                                1.00 (06/23/11)              0.91                          22,761

  BAND 0
   2015                                             $  1.44                       $ 1.51                         356,639
   2014                                                1.40                         1.44                         340,160

AMERICAN FUNDS NEW PERSPECTIVE FUND - R4 CLASS
  BAND 125
   2015                                             $  1.39                       $ 1.45                       4,473,503
   2014                                                1.36                         1.39                       4,128,078
   2013                                                1.09                         1.36                       2,805,857
   2012                                                0.91                         1.09                         572,944
   2011                                                1.00 (06/23/11)              0.91                         222,013

  BAND 0
   2015                                             $  1.45                       $ 1.53                         328,090
   2014                                                1.41                         1.45                         189,029
   2013                                                1.11                         1.41                         160,899
   2012                                                0.92                         1.11                         100,207

AMERICAN FUNDS NEW WORLD FUND - R3 CLASS
  BAND 125
   2015                                             $  1.20                       $ 1.11                         389,512
   2014                                                1.26                         1.20                         280,147
   2013                                                1.16                         1.26                         129,191
   2012                                                1.00 (05/24/12)              1.16                             685

  BAND 0
   2015                                             $  1.23                       $ 1.16                           2,845
   2014                                                1.29                         1.23                           1,378

AMERICAN FUNDS NEW WORLD FUND - R4 CLASS
  BAND 125
   2015                                             $  1.21                       $ 1.12                      10,325,286
   2014                                                1.27                         1.21                       8,347,147
   2013                                                1.17                         1.27                       2,575,655
   2012                                                1.00 (05/24/12)              1.17                           5,580

  BAND 0
   2015                                             $  1.25                       $ 1.17                           5,036
   2014                                                1.29                         1.25                           2,141

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS SMALLCAP WORLD FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.16                       $  1.17                      1,570,564
   2014                                                1.16                          1.16                      1,499,396
   2013                                                0.91                          1.16                      1,803,072
   2012                                                0.76                          0.91                      1,650,612
   2011                                                0.90                          0.76                      1,068,601
   2010                                                0.74                          0.90                      1,073,473
   2009                                                0.48                          0.74                        449,350
   2008                                                0.97                          0.48                        121,503

  BAND 100
   2015                                              $ 1.18                       $  1.20                        292,591
   2014                                                1.18                          1.18                        311,068
   2013                                                0.92                          1.18                         16,699
   2012                                                0.77                          0.92                         16,699

  BAND 0
   2015                                              $ 1.27                       $  1.30                         19,752
   2014                                                1.25                          1.27                         14,375
   2013                                                0.97                          1.25                         10,806
   2012                                                0.80                          0.97                          9,386
   2011                                                0.93                          0.80                         18,900
   2010                                                0.75                          0.93                         16,340

AMERICAN FUNDS SMALLCAP WORLD FUND - R4 CLASS
  BAND 125
   2015                                              $ 1.19                       $  1.21                      1,803,698
   2014                                                1.18                          1.19                      1,087,002
   2013                                                0.93                          1.18                        891,579
   2012                                                0.77                          0.93                        325,535
   2011                                                0.91                          0.77                        145,574
   2010                                                0.73                          0.91                         75,128
   2009                                                0.49                          0.73                         36,687

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R3 CLASS
  BAND 125
   2015                                              $ 1.62                       $  1.68                      8,695,683
   2014                                                1.51                          1.62                     12,059,746
   2013                                                1.15                          1.51                     15,844,563
   2012                                                0.96                          1.15                     16,133,112
   2011                                                1.03                          0.96                     20,086,485
   2010                                                0.93                          1.03                     19,453,538
   2009                                                0.70                          0.93                     15,600,965
   2008                                                1.17                          0.70                      8,157,308
   2007                                                1.07                          1.17                      2,932,706
   2006                                                1.00 (01/03/06)               1.07                      3,947,513

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                              $ 1.66                       $  1.73                        969,989
   2014                                                1.54                          1.66                        862,387
   2013                                                1.17                          1.54                         92,240
   2012                                                0.98                          1.17                        102,043
   2011                                                1.04                          0.98                         98,082
   2010                                                0.94                          1.04                         86,557
   2009                                                0.71                          0.91                         95,688
   2008                                                1.18                          0.71                         67,386
   2007                                                1.08                          1.18                         55,479
   2006                                                1.00 (01/03/06)               1.08                         78,710

  BAND 50
   2015                                              $ 1.74                       $  1.82                            173
   2014                                                1.60                          1.74                            120
   2013                                                1.21                          1.60                             63
   2012                                                1.01                          1.21                              -
   2011                                                1.07                          1.01                              -
   2010                                                0.96                          1.07                         72,709

  BAND 0
   2015                                              $ 1.82                       $  1.91                        736,512
   2014                                                1.67                          1.82                        767,151
   2013                                                1.25                          1.67                      1,094,119
   2012                                                1.04                          1.25                        872,967
   2011                                                1.10                          1.04                      1,053,971
   2010                                                0.98                          1.10                      1,259,135
   2009                                                0.73                          0.98                        855,642
   2008                                                1.20                          0.73                        640,240
   2007                                                1.09                          1.20                        599,249

AMERICAN FUNDS THE GROWTH FUND OF AMERICA - R4 CLASS
  BAND 125
   2015                                              $ 1.59                       $  1.66                     18,925,617
   2014                                                1.48                          1.59                     19,109,846
   2013                                                1.12                          1.48                     20,772,463
   2012                                                0.94                          1.12                     21,046,395
   2011                                                1.00                          0.94                     33,456,196
   2010                                                0.90                          1.00                     32,126,640
   2009                                                0.68                          0.90                     27,676,882
   2008                                                1.13                          0.68                     22,472,499
   2007                                                1.03                          1.13                     23,216,994
   2006                                                1.00 (10/23/06)               1.03                      1,364,103

  BAND 0
   2015                                              $ 1.76                       $  1.86                      4,674,744
   2014                                                1.61                          1.76                      5,015,535
   2013                                                1.21                          1.61                      5,449,490
   2012                                                1.00                          1.21                      6,069,619
   2011                                                1.05                          1.00                      6,365,220
   2010                                                0.94                          1.05                      7,261,795

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.86                         $ 1.83                         2,283,608
   2014                                                 1.70                           1.86                         1,683,579
   2013                                                 1.31                           1.70                         1,319,491
   2012                                                 1.19                           1.31                           819,793
   2011                                                 1.13                           1.19                           270,357
   2010                                                 1.01                           1.13                             9,329

  BAND 0
   2015                                               $ 1.99                         $ 1.98                           268,855
   2014                                                 1.79                           1.99                           242,423
   2013                                                 1.36                           1.79                            69,699
   2012                                                 1.22                           1.36                            53,872

AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND - R4 CLASS
  BAND 125
   2015                                               $ 1.89                         $ 1.87                         8,685,941
   2014                                                 1.73                           1.89                         3,299,660
   2013                                                 1.32                           1.73                         2,622,234
   2012                                                 1.19                           1.32                         1,346,107
   2011                                                 1.13                           1.19                               656
   2010                                                 1.01                           1.13                                59

  BAND 0
   2015                                               $ 2.02                         $ 2.01                            29,774
   2014                                                 1.81                           2.02                               991

AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
   2015                                               $ 1.48                         $ 1.51                            28,528
   2014                                                 1.36                           1.48                            43,872
   2013                                                 1.05                           1.36                            54,616
   2012                                                 1.14                           1.05                           133,932
   2011                                                 1.19                           1.14                           175,507
   2010                                                 1.05                           1.19                           187,341
   2009                                                 0.87                           1.05                           288,671
   2008                                                 1.54                           0.87                         1,822,272
   2007                                                 1.34                           1.54                         1,508,543
   2006                                                 1.27                           1.34                         1,479,219

  BAND 100
   2015                                               $ 1.49                         $ 1.53                             9,400
   2014                                                 1.36                           1.49                               597
   2013                                                 1.05                           1.36                               186
   2012                                                 1.16                           1.05                               160
   2011                                                 1.22                           1.16                               180
   2010                                                 1.06                           1.22                               148
   2009                                                 0.88                           1.06                               121
   2008                                                 1.56                           0.88                                84

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

AMG MANAGERS CADENCE MID CAP FUND - INVESTOR CLASS
  BAND 125
    2015                                          $  1.49                      $  1.45                          6,554
    2014                                             1.35                         1.49                          8,142
    2013                                             1.05                         1.35                          6,859
    2012                                             0.98                         1.05                          5,248
    2011                                             1.02                         0.98                          6,325
    2010                                             0.82                         1.02                         13,719
    2009                                             0.66                         0.82                          5,828
    2008                                             1.21                         0.66                             23

  BAND 100
    2015                                          $  1.50                      $  1.47                          4,915
    2014                                             1.36                         1.50                          4,447
    2013                                             1.05                         1.36                          9,510
    2012                                             1.00                         1.05                         36,397
    2011                                             1.03                         1.00                         34,736
    2010                                             0.82                         1.03                         31,742
    2009                                             0.67                         0.82                         28,306
    2008                                             1.22                         0.67                         24,545

  BAND 0
    2015                                          $  1.53                      $  1.51                              -
    2014                                             1.37                         1.53                              -
    2013                                             1.05                         1.37                              -
    2012                                             1.05                         1.05                         11,581
    2011                                             1.07                         1.05                          9,321
    2010                                             0.85                         1.07                          6,742
    2009                                             0.68                         0.85                          5,993
    2008                                             1.23                         0.68                            907

ARIEL APPRECIATION FUND - INVESTOR CLASS
  BAND 125
    2015                                          $  2.39                      $  2.22                        721,982
    2014                                             2.24                         2.39                        938,021
    2013                                             1.55                         2.24                        701,891
    2012                                             1.32                         1.55                        415.119
    2011                                             1.44                         1.32                        449,147
    2010                                             1.22                         1.44                        455,729
    2009                                             0.76                         1.22                        449,491
    2008                                             1.29                         0.76                        509,627
    2007                                             1.33                         1.29                      1,003,464
    2006                                             1.21                         1.33                      1,108,088

  BAND 0
    2015                                          $  2.80                      $  2.63                        116,636
    2014                                             2.59                         2.80                         89,122
    2013                                             1.77                         2.59                         91,897

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

ARIEL FUND - INVESTOR CLASS
  BAND 125
    2015                                          $  2.28                       $  2.16                         513,529
    2014                                             2.08                          2.28                         517,051
    2013                                             1.46                          2.08                         496,406
    2012                                             1.22                          1.46                         679,774
    2011                                             1.40                          1.22                         596,422
    2010                                             1.12                          1.40                         620,110
    2009                                             0.70                          1.12                         583,343
    2008                                             1.36                          0.70                         699,721
    2007                                             1.40                          1.36                         902,727
    2006                                             1.29                          1.40                       1,074,915

AVE MARIA CATHOLIC VALUES FUND
  BAND 125
    2015                                          $  0.99                       $  0.80                         262,841
    2014                                             1.00 (06/26/14)               0.99                         123,096

AVE MARIA GROWTH FUND
  BAND 125
    2015                                          $  1.07                       $  1.03                         177,733
    2014                                             1.00 (06/26/14)               1.07                         154,425

AVE MARIA RISING DIVIDEND FUND
  BAND 125
    2015                                          $  1.02                       $  0.95                         370,825
    2014                                             1.00 (06/26/14)               1.02                         329,544

AVE MARIA WORLD EQUITY FUND
  BAND 125
    2015                                          $  0.96                       $  0.90                          82,801
    2014                                             1.00 (06/26/14)               0.96                          71,978

BLACKROCK EQUITY DIVIDEND FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.44                       $  1.42                         678,493
    2014                                             1.33                          1.44                       5,732,207
    2013                                             1.08                          1.33                       3,328,948
    2012                                             1.00 (05/24/12)               1.08                         117,902

BLACKROCK GLOBAL ALLOCATION FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.57                       $  1.54                       1,761,910
    2014                                             1.56                          1.57                       1,621,893
    2013                                             1.37                          1.56                         953,938
    2012                                             1.26                          1.37                         664,775
    2011                                             1.32                          1.26                         506,406
    2010                                             1.22                          1.32                         257,662
    2009                                             1.00 (05/01/09)               1.22                           6,944

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

BLACKROCK GLOBAL ALLOCATION FUND - R CLASS
  BAND 125
    2015                                             $ 1.52                        $ 1.48                       2,255,417
    2014                                               1.51                          1.52                       2,655,626
    2013                                               1.34                          1.51                       2,500,872
    2012                                               1.24                          1.34                       2,098,214
    2011                                               1.31                          1.24                       1,461,933
    2010                                               1.21                          1.31                         593,215
    2009                                               1.00 (05/01/09)               1.21                         243,203

  BAND 100
    2015                                             $ 1.54                        $ 1.50                         148,480
    2014                                               1.53                          1.54                         148,189

  BAND 0
    2015                                             $ 1.63                        $ 1.61                         295,936
    2014                                               1.60                          1.63                         277,118
    2013                                               1.41                          1.60                         269,595
    2012                                               1.28                          1.41                         251,336
    2011                                               1.34                          1.28                         232,977
    2010                                               1.22                          1.34                         227,684

BLACKROCK GNMA PORTFOLIO - SERVICE CLASS
  BAND 125
    2015                                             $ 1.01                        $ 1.01                         917,632
    2014                                               0.97                          1.01                         985,329
    2013                                               1.01                          0.97                         163,914

BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2015                                             $ 2.46                        $ 2.34                          50,272
    2014                                               2.44                          2.46                          58,232
    2013                                               1.70                          2.44                         461,199
    2012                                               1.55                          1.70                         796,062
    2011                                               1.56                          1.55                         746,434
    2010                                               1.29                          1.56                         240,773
    2009                                               1.00 (05/01/09)               1.29                         120,601

BLACKROCK TOTAL RETURN FUND - A CLASS
  BAND 125
    2015                                             $ 1.00 (01/15/15)             $ 0.97                         865,032

BMO MID-CAP GROWTH - Y CLASS
  BAND 125
    2015                                             $ 1.51                        $ 1.36                       1,000,275
    2014                                               1.45                          1.51                       1,061,900
    2013                                               1.14                          1.45                       1,254,047
    2012                                               0.99                          1.14                       1,329,834
    2011                                               1.03                          0.99                       1,551,661
    2010                                               0.80                          1.03                         706,917
    2009                                               0.60                          0.80                          24,951

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 1.53                         $ 1.38                            37,336
   2014                                                 1.47                           1.53                            33,502

BMO MID-CAP VALUE - Y CLASS
  BAND 125
   2015                                               $ 1.64                         $ 1.52                           320,258
   2014                                                 1.49                           1.64                           284,100
   2013                                                 1.09                           1.49                           187,888
   2012                                                 0.93                           1.09                           111,230
   2011                                                 1.01                           0.93                            98,933
   2010                                                 0.84                           1.01                            69,459
   2009                                                 0.62                           0.84                             5,438

  BAND 100
   2015                                               $ 1.67                         $ 1.55                            94,533
   2014                                                 1.51                           1.67                           123,930

BMO SMALL-CAP GROWTH - Y CLASS
  BAND 125
   2015                                               $ 1.57                         $ 1.41                         3,941,609
   2014                                                 1.60                           1.57                         6,077,772
   2013                                                 1.14                           1.60                         7,768,663
   2012                                                 1.03                           1.14                         6,216,864
   2011                                                 1.08                           1.03                         6,155,275
   2010                                                 0.81                           1.08                         3,402,048
   2009                                                 0.56                           0.81                            30,179
   2008                                                 0.98                           0.56                            12,348

  BAND 100
   2015                                               $ 1.60                         $ 1.44                           372,457
   2014                                                 1.62                           1.60                           423,616
   2013                                                 1.15                           1.62                             2,411

  BAND 50
   2015                                               $ 1.66                         $ 1.50                           138,706
   2014                                                 1.67                           1.66                           142,004
   2013                                                 1.18                           1.67                           139,422
   2012                                                 1.06                           1.18                           142,870
   2011                                                 1.11                           1.06                           141,678
   2010                                                 0.82                           1.11                            10,319

  BAND 0
   2015                                               $ 1.72                         $ 1.56                           193,163
   2014                                                 1.72                           1.72                           201,174
   2013                                                 1.21                           1.72                           204,010
   2012                                                 1.08                           1.21                           179,462
   2011                                                 1.12                           1.08                           128,546
   2010                                                 0.83                           1.12                            10,460

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

CALVERT EQUITY PORTFOLIO - A CLASS
  BAND 125
    2015                                              $ 2.01                       $  2.06                      1,069,458
    2014                                                1.84                          2.01                      1,575,819
    2013                                                1.43                          1.84                      1,694,947
    2012                                                1.25                          1.43                      1,664,504
    2011                                                1.29                          1.25                      1,159,596
    2010                                                1.12                          1.29                        567,229
    2009                                                0.85                          1.12                        504,212
    2008                                                1.33                          0.85                        439,777
    2007                                                1.23                          1.33                        391,360
    2006                                                1.13                          1.23                        403,306

  BAND 100
    2015                                              $ 2.07                       $  2.13                         31,165
    2014                                                1.88                          2.07                         30,242
    2013                                                1.46                          1.88                            261

  BAND 50
    2015                                              $ 2.19                       $  2.26                         35,638
    2014                                                1.98                          2.19                         37,779
    2013                                                1.53                          1.98                          2,734
    2012                                                1.33                          1.53                          2,307
    2011                                                1.37                          1.33                          2,189

  BAND 0
    2015                                              $ 2.36                       $  2.44                         92,101
    2014                                                2.12                          2.36                        136,469
    2013                                                1.63                          2.12                        137,397
    2012                                                1.41                          1.63                        227,016

CALVERT INCOME FUND - A CLASS
  BAND 125
    2015                                              $ 1.52                       $  1.48                        482,272
    2014                                                1.46                          1.52                        570,198
    2013                                                1.49                          1.46                        687,500
    2012                                                1.38                          1.49                        772,035
    2011                                                1.36                          1.38                      7,341,185
    2010                                                1.30                          1.36                      6,852,140
    2009                                                1.13                          1.30                      8,111,187
    2008                                                1.30                          1.13                      8,418,804
    2007                                                1.25                          1.30                      8,056,946
    2006                                                1.21                          1.25                      6,049,183

CALVERT SMALL CAP FUND - A CLASS
  BAND 125
    2015                                              $ 1.72                       $  1.68                        114,292
    2014                                                1.63                          1.72                        208,315
    2013                                                1.17                          1.63                        158,931
    2012                                                1.03                          1.17                        161,347
    2011                                                1.09                          1.03                        162,228
    2010                                                0.72                          1.09                        176,375
    2009                                                0.62                          0.72                        213,747
    2008                                                0.95                          0.62                        192,068
    2007                                                0.97                          0.95                        175,128
    2006                                                0.98                          0.97                        163,022

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

CALVERT VP SRI MID CAP GROWTH PORTFOLIO
  BAND 125
   2015                                               $ 4.03                         $  3.85                        2,432,245
   2014                                                 3.77                            4.03                        2,160,445
   2013                                                 2.94                            3.77                        2,665,181
   2012                                                 2.55                            2.94                        2,170,571
   2011                                                 2.52                            2.55                        2,493,785
   2010                                                 1.94                            2.52                        2,427,176
   2009                                                 1.49                            1.94                        2,423,476
   2008                                                 2.40                            1.49                        2,588,764
   2007                                                 2.21                            2.40                        2,831,178
   2006                                                 2.09                            2.21                        3,698,863

  BAND 100
   2015                                               $ 4.14                         $  3.97                           78,341
   2014                                                 3.87                            4.14                           50,723

CLEARBRIDGE AGGRESSIVE GROWTH FUND - FI CLASS
  BAND 125
   2015                                               $ 1.73                         $  1.64                        4,455,089
   2014                                                 1.53                            1.73                        4,014,024
   2013                                                 1.07                            1.53                        2,288,855

CLEARBRIDGE AGGRESSIVE GROWTH FUND - R CLASS
  BAND 125
   2015                                               $ 1.73                         $  1.63                          551,378
   2014                                                 1.53                            1.73                           20,749

  BAND 0
   2015                                               $ 1.77                         $  1.69                          154,610
   2014                                                 1.55                            1.77                          144,902
   2013                                                 1.08                            1.55                          112,875

CLEARBRIDGE APPRECIATION FUND - FI CLASS
  BAND 125
   2015                                               $ 1.46                         $  1.46                          343,412
   2014                                                 1.34                            1.46                          107,991
   2013                                                 1.05                            1.34                          105,737

CLEARBRIDGE APPRECIATION FUND - R CLASS
  BAND 125
   2015                                               $ 1.45                         $  1.45                           27,363
   2014                                                 1.33                            1.45                            4,524
   2013                                                 1.05                            1.33                          208,277

COLUMBIA ACORN INTERNATIONAL FUND - A CLASS
  BAND 125
   2015                                               $ 1.31                         $  1.27                           27,208
   2014                                                 1.39                            1.31                           36,407
   2013                                                 1.15                            1.39                           11,386
   2012                                                 1.00 (05/24/12)                 1.15                              563

COLUMBIA ACORN INTERNATIONAL FUND - R4 CLASS
  BAND 125
   2015                                               $ 1.08                         $  1.05                              536
   2014                                                 1.14                            1.08                               71
   2013                                                 1.00 (03/14/13)                 1.14                              247

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA ACORN INTERNATIONAL FUND - Z CLASS
  BAND 125
   2015                                             $ 1.32                        $ 1.28                         33,953
   2014                                               1.39                          1.32                         34,415
   2013                                               1.15                          1.39                         31,946
   2012                                               1.00 (05/24/12)               1.15                         10,679

COLUMBIA CONTRARIAN CORE FUND - A CLASS
  BAND 125
   2015                                             $ 1.00 (01/15/15)             $ 1.06                        155,096

COLUMBIA DIVIDEND INCOME FUND - R4 CLASS
  BAND 125
   2015                                             $ 1.01                        $ 1.00                      4,949,853

COLUMBIA EMERGING MARKETS BOND FUND - A CLASS
  BAND 125
   2015                                             $ 1.11                        $ 1.08                         31,428
   2014                                               1.11                          1.11                         13,146
   2013                                               1.21                          1.11                         48,556
   2012                                               1.01                          1.21                          1,398

  BAND 100
   2015                                             $ 1.11                        $ 1.09                         34,963
   2014                                               1.11                          1.11                         48,148
   2013                                               1.21                          1.11                             85

COLUMBIA MID CAP INDEX FUND - A CLASS
  BAND 125
   2015                                             $ 1.66                        $ 1.60                     12,710,201
   2014                                               1.54                          1.66                     11,442,699
   2013                                               1.17                          1.54                      9,286,812
   2012                                               1.01                          1.17                      6,729,162
   2011                                               1.05                          1.01                      4,820,497
   2010                                               0.84                          1.05                      3,023,079
   2009                                               0.62                          0.84                        121,423

  BAND 0
   2015                                             $ 1.82                        $ 1.77                        709,559
   2014                                               1.66                          1.82                        617,446
   2013                                               1.25                          1.66                        546,735
   2012                                               1.07                          1.25                        424,448
   2011                                               1.09                          1.07                        324,618
   2010                                               0.86                          1.09                        389,883

COLUMBIA MID CAP VALUE FUND - R4 CLASS
  BAND 125
   2015                                             $ 1.00 (01/15/15)             $ 0.98                         93,905

COLUMBIA MULTI-ADVISOR SMALL CAP VALUE - A CLASS
  BAND 125
   2015                                             $ 1.67                        $ 1.50                        176,419
   2014                                               1.64                          1.67                        120,413
   2013                                               1.22                          1.64                         82,738
   2012                                               1.06                          1.22                          2,251

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 1.68                         $ 1.51                            90,409
   2014                                                 1.65                           1.68                            60,550
   2013                                                 1.23                           1.65                             1,047

  BAND 0
   2015                                               $ 1.74                         $ 1.58                           102,798
   2014                                                 1.69                           1.74                           154,855
   2013                                                 1.24                           1.69                            64,249

COLUMBIA SELECT GLOBAL GROWTH FUND - A CLASS (FORMERLY COLUMBIA MARSICO GLOBAL FUND)
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $ 1.02                            36,943

COLUMBIA SELECT LARGE-CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $ 0.98                               220

COLUMBIA SELECT SMALLER-CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $ 1.00                           185,764

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - A CLASS
  BAND 125
   2015                                               $ 1.61                         $ 1.74                           136,268
   2014                                                 1.29                           1.61                           126,872
   2013                                                 1.06                           1.29                           112,419
   2012                                                 1.00                           1.06                           421,763

  BAND 100
   2015                                               $ 1.62                         $ 1.76                           158,170
   2014                                                 1.30                           1.62                            48,717

  BAND 0
   2015                                               $ 1.68                         $ 1.83                             4,451
   2014                                                 1.33                           1.68                             3,205
   2013                                                 1.08                           1.33                             8,311
   2012                                                 1.00                           1.08                           212,553

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - R4 CLASS
  BAND 125
   2015                                               $ 1.42                         $ 1.53                           186,160
   2014                                                 1.14                           1.42                           144,234
   2013                                                 1.00 (03/14/13)                1.14                               131

COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION - Z CLASS
  BAND 125
   2015                                               $ 1.62                         $ 1.76                           904,884
   2014                                                 1.30                           1.62                           215,433
   2013                                                 1.07                           1.30                           114,196
   2012                                                 1.00                           1.07                         1,884,640

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

COLUMBIA SMALL CAP INDEX FUND - A CLASS
  BAND 125
   2015                                             $ 1.66                        $ 1.60                      8,141,867
   2014                                               1.60                          1.66                      7,738,710
   2013                                               1.15                          1.60                      8,074,633
   2012                                               1.01                          1.15                      5,969,507
   2011                                               1.01                          1.01                      4,340,079
   2010                                               0.82                          1.01                      1,875,633
   2009                                               0.66                          0.82                         63,922
   2008                                               0.97                          0.66                          5,055

  BAND 0
   2015                                             $ 1.82                        $ 1.77                      1,074,575
   2014                                               1.73                          1.82                      1,021,320
   2013                                               1.23                          1.73                        768,286
   2012                                               1.06                          1.23                        681,804
   2011                                               1.05                          1.06                        347,893
   2010                                               0.84                          1.05                        421,324

CRM MID CAP VALUE - INVESTOR CLASS
  BAND 125
   2015                                             $ 2.12                        $ 2.04                             77
   2014                                               2.03                          2.12                        376,761
   2013                                               1.54                          2.03                        379,868
   2012                                               1.33                          1.54                        338,851
   2011                                               1.45                          1.33                        316,585
   2010                                               1.24                          1.45                        257,232
   2009                                               1.00 (05/01/09)               1.24                        230,195

DEUTSCHE ENHANCED COMMODITY STRATEGY FUND - A CLASS
  BAND 125
   2015                                             $ 1.00 (01/15/15)             $ 0.83                          3,957

DEUTSCHE LARGE CAP VALUE FUND - A CLASS
  BAND 125
   2015                                             $ 1.69                        $ 1.54                         63,684
   2014                                               1.55                          1.69                         99,905
   2013                                               1.20                          1.55                         65,201
   2012                                               1.11                          1.20                        230,075
   2011                                               1.13                          1.11                        194,845
   2010                                               1.00 (05/27/10)               1.13                         67,282

  BAND 100
   2015                                             $ 1.71                        $ 1.57                         10,178
   2014                                               1.57                          1.71                         15,303

DEUTSCHE MID CAP VALUE FUND - A CLASS
  BAND 125
   2015                                             $ 2.41                        $ 2.43                         15,248
   2014                                               2.24                          2.41                         39,685
   2013                                               1.64                          2.24                         23,354
   2012                                               1.42                          1.64                         22,226
   2011                                               1.53                          1.42                          2,715
   2010                                               1.30                          1.53                          2,598

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2015                                          $  2.45                       $ 2.47                          42,331
    2014                                             2.27                         2.45                          35,935
    2013                                             1.66                         2.27                           1,946

DEUTSCHE MID CAP VALUE FUND - S CLASS
  BAND 125
    2015                                          $  2.45                       $ 2.47                          14,134
    2014                                             2.27                         2.45                          11,670
    2013                                             1.66                         2.27                           1,594
    2012                                             1.43                         1.66                              89
    2011                                             1.54                         1.43                              45

DEUTSCHE REAL ASSETS FUND - A CLASS (FORMERLY DEUTSCHE ALTERNATIVE ASSET ALLOCATION)
  BAND 125
    2015                                          $  1.41                       $ 1.26                         114,255
    2014                                             1.39                         1.41                         136,931
    2013                                             1.40                         1.39                          92,885
    2012                                             1.29                         1.40                          44,806
    2011                                             1.36                         1.29                           4,594
    2010                                             1.22                         1.36                           1,856

  BAND 0
    2015                                          $  1.52                       $ 1.37                          45,471
    2014                                             1.47                         1.52                          49,299
    2013                                             1.46                         1.47                          45,808
    2012                                             1.34                         1.46                          41,254
    2011                                             1.39                         1.34                          11,080
    2010                                             1.23                         1.39                          20,809
    2009                                             1.00 (05/01/09)              1.23                              96

DEUTSCHE REAL ASSETS FUND - S CLASS (FORMERLY DEUTSCHE ALTERNATIVE ASSET ALLOCATION)
  BAND 125
    2015                                          $  1.43                       $ 1.28                          46,263
    2014                                             1.40                         1.43                          16,116

DEUTSCHE REAL ESTATE SECURITIES - A CLASS
  BAND 125
    2015                                          $  1.47                       $ 1.49                         709,360
    2014                                             1.13                         1.47                         735,250
    2013                                             1.15                         1.13                         547,199
    2012                                             1.00                         1.15                         457,543
    2011                                             1.00 (06/23/11)              1.00                           9,538

  BAND 0
    2015                                          $  1.54                       $ 1.57                          75,031
    2014                                             1.17                         1.54                         110,709
    2013                                             1.17                         1.17                          96,180
    2012                                             1.00                         1.17                         238,363
    2011                                             1.00 (06/23/11)              1.00                         200,962



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DEUTSCHE REAL ESTATE SECURITIES - S CLASS
  BAND 125
    2015                                             $ 1.48                      $  1.50                      2,846,030
    2014                                               1.14                         1.48                      3,054,657
    2013                                               1.16                         1.14                      1,535,405
    2012                                               1.00                         1.16                        595,390
    2011                                               1.00 (06/23/11)              1.00                        309,548

DEUTSCHE SMALL CAP VALUE FUND - A CLASS
  BAND 125
    2015                                             $ 2.06                      $  1.88                         77,431
    2014                                               2.07                         2.06                        102,865
    2013                                               1.56                         2.07                        108,895
    2012                                               1.36                         1.56                         91,002
    2011                                               1.54                         1.36                        185,312
    2010                                               1.31                         1.54                        108,134
    2009                                               1.00 (05/01/09)              1.31                         62,698

  BAND 100
    2015                                             $ 2.09                      $  1.91                          1,366

  BAND 0
    2015                                             $ 2.21                      $  2.05                          1,391
    2014                                               2.20                         2.21                          4,044
    2013                                               1.63                         2.20                          3,191
    2012                                               1.41                         1.63                         45,934
    2011                                               1.57                         1.41                         44,371
    2010                                               1.32                         1.57                          6,160

DEUTSCHE SMALL CAP VALUE FUND - S CLASS
  BAND 125
    2015                                             $ 2.08                      $  1.91                         35,562
    2014                                               2.09                         2.08                         33,017
    2013                                               1.57                         2.09                         27,250
    2012                                               1.37                         1.57                         35,043
    2011                                               1.54                         1.37                         36,903
    2010                                               1.31                         1.54                         40,674
    2009                                               1.00 (05/01/09)              1.31                         13,710

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - A CLASS
  BAND 125
    2015                                             $ 1.02                      $  1.01                         14,718
    2014                                               0.98                         1.02                         20,910
    2013                                               1.04                         0.98                         15,909
    2012                                               1.03                         1.04                         16,683
    2011                                               1.00 (06/23/11)              1.03                         12,247

DEUTSCHE STRATEGIC GOVERNMENT SECURITIES - S CLASS
  BAND 125
    2015                                             $ 1.03                      $  1.02                        402,969
    2014                                               0.98                         1.03                        496,312
    2013                                               1.04                         0.98                        359,757
    2012                                               1.03                         1.04                        144,176
    2011                                               1.00 (06/23/11)              1.03                        131,711

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

DFA EMERGING MARKETS VALUE - R2 CLASS
  BAND 125
    2015                                             $ 0.82                       $ 0.66                         46,614
    2014                                               0.87                         0.82                         68,093
    2013                                               0.92                         0.87                      5,426,348
    2012                                               0.78                         0.92                        576,446
    2011                                               1.00 (06/23/11)              0.78                        283,839

DFA GLOBAL ALLOCATION 25/75 - R2 CLASS
  BAND 125
    2015                                             $ 1.09                       $ 1.07                              -
    2014                                               1.08                         1.09                              -
    2013                                               1.04                         1.08                      1,831,664
    2012                                               0.98                         1.04                      1,858,825

DFA GLOBAL ALLOCATION 60/40 - R2 CLASS
  BAND 125
    2015                                             $ 1.23                       $ 1.19                         98,500
    2014                                               1.20                         1.23                         58,313
    2013                                               1.05                         1.20                     10,142,362
    2012                                               0.95                         1.05                      9,642,950

DFA GLOBAL EQUITY - R2 CLASS
  BAND 125
    2015                                             $ 1.38                       $ 1.32                      3,922,842
    2014                                               1.34                         1.38                        985,900
    2013                                               1.05                         1.34                      1,693,548
    2012                                               0.90                         1.05                      1,561,258
    2011                                               1.00 (06/23/11)              0.90                          2,742

DFA INTERNATIONAL VALUE - R2 CLASS
  BAND 125
    2015                                             $ 1.05                       $ 0.97                              -
    2014                                               1.14                         1.05                              -
    2013                                               0.94                         1.14                        579,713
    2012                                               0.82                         0.94                        504,704
    2011                                               1.00 (06/23/11)              0.82                          2,156

DFA US TARGETED VALUE - R2 CLASS
  BAND 125
    2015                                             $ 1.53                       $ 1.42                      4,864,256
    2014                                               1.51                         1.53                      3,912,244
    2013                                               1.07                         1.51                      1,229,072
    2012                                               0.91                         1.07                        275,002
    2011                                               1.00 (06/23/11)              0.91                         30,387

DREYFUS NATURAL RESOURCES FUND - I CLASS
  BAND 125
    2015                                             $ 1.00 (05/21/15)            $ 0.74                         78,557

FEDERATED HIGH YIELD TRUST - INSTITUTIONAL CLASS
  BAND 125
    2015                                             $ 1.01                       $ 0.97                        694,053

                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FEDERATED HIGH YIELD TRUST - SERVICE CLASS
  BAND 125
    2015                                          $  1.01                       $  0.96                         77,831

FEDERATED INTERNATIONAL LEADERS FUND - A CLASS
  BAND 125
    2015                                          $  0.93                       $  0.90                        640,265
    2014                                             1.00 (06/26/14)               0.93                        566,284

FEDERATED INTERNATIONAL LEADERS FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  0.93                       $  0.90                        269,215

FEDERATED KAUFMANN LARGE CAP FUND - A CLASS
  BAND 125
    2015                                          $  1.06                       $  1.07                        176,299

FEDERATED KAUFMANN LARGE CAP FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.06                       $  1.08                        408,084

FEDERATED MDT ALL CAP CORE FUND - A CLASS
  BAND 125
    2015                                          $  1.04                       $  0.98                          6,712

FEDERATED MDT ALL CAP CORE FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.04                       $  0.99                             75

FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND - T CLASS
  BAND 125
    2015                                          $  2.17                       $  2.22                         17,773
    2014                                             2.28                          2.17                         60,802
    2013                                             1.84                          2.28                         64,801
    2012                                             1.55                          1.84                         66,547
    2011                                             1.82                          1.55                         66,949
    2010                                             1.69                          1.82                         82,682
    2009                                             1.39                          1.69                         85,749
    2008                                             2.42                          1.39                        106,914
    2007                                             2.24                          2.42                        120,628
    2006                                             1.95                          2.24                        200,529

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.13                       $  1.06                        579,537
    2014                                             1.03                          1.13                        442,967

FIDELITY ADVISOR DIVERSIFIED STOCK FUND - T CLASS
  BAND 125
    2015                                          $  1.13                       $  1.05                        368,164
    2014                                             1.03                          1.13                        434,402



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR DIVIDEND GROWTH FUND - T CLASS
  BAND 125
    2015                                             $ 2.10                        $ 2.04                         440,446
    2014                                               1.91                          2.10                         424,814
    2013                                               1.48                          1.91                         574,454
    2012                                               1.26                          1.48                         513,362
    2011                                               1.41                          1.26                         442,190
    2010                                               1.18                          1.41                         335,381
    2009                                               0.78                          1.18                         464,760
    2008                                               1.41                          0.78                         292,927
    2007                                               1.43                          1.41                         300,611
    2006                                               1.27                          1.43                         322,401

  BAND 100
    2015                                             $ 2.15                        $ 2.11                         185,661
    2014                                               1.96                          2.15                         202,449
    2013                                               1.51                          1.96                           2,465
    2012                                               1.29                          1.51                           2,162
    2011                                               1.43                          1.29                           1,792
    2010                                               0.79                          1.43                           8,747
    2009                                               1.43                          0.79                           6,715
    2008                                               1.44                          1.43                          33,701

FIDELITY ADVISOR EQUITY GROWTH FUND - T CLASS
  BAND 125
    2015                                             $ 1.90                        $ 2.00                         382,796
    2014                                               1.74                          1.90                         397,268
    2013                                               1.30                          1.74                         380,907
    2012                                               1.16                          1.30                         467,664
    2011                                               1.17                          1.16                         512,896
    2010                                               0.96                          1.17                         523,949
    2009                                               0.76                          0.96                         501,550
    2008                                               1.46                          0.76                         340,137
    2007                                               1.17                          1.46                         226,857
    2006                                               1.17                          1.17                          36,471

  BAND 100
    2015                                             $ 1.95                        $ 2.06                          15,693
    2014                                               1.78                          1.95                          29,001

  BAND 50
    2015                                             $ 2.06                        $ 2.18                         572,767
    2014                                               1.87                          2.06                         622,399
    2013                                               1.39                          1.87                         650,285
    2012                                               1.22                          1.39                         674,189
    2011                                               1.23                          1.22                         671,968
    2010                                               1.00                          1.23                         672,312
    2009                                               0.79                          1.00                         577,242
    2008                                               1.50                          0.79                         515,867
    2007                                               1.20                          1.50                         488,499
    2006                                               1.12                          1.20                         473,800



                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR EQUITY INCOME FUND - T CLASS
  BAND 125
   2015                                              $ 2.14                       $  2.02                         307,098
   2014                                                2.01                          2.14                         319,183
   2013                                                1.60                          2.01                         335,706
   2012                                                1.39                          1.60                         359,567
   2011                                                1.40                          1.39                         400,737
   2010                                                1.25                          1.40                         491,198
   2009                                                1.02                          1.25                         405,974
   2008                                                1.75                          1.02                         332,880
   2007                                                1.71                          1.75                         265,126
   2006                                                1.66                          1.71                         185,051

  BAND 100
   2015                                              $ 2.20                       $  2.08                           8,111

  BAND 50
   2015                                              $ 2.33                       $  2.21                         131,688
   2014                                                2.17                          2.33                         186,504
   2013                                                1.71                          2.17                         209,346
   2012                                                1.48                          1.71                         231,045
   2011                                                1.48                          1.48                         344,040
   2010                                                1.31                          1.48                         329,502
   2009                                                1.06                          1.31                         288,245
   2008                                                1.80                          1.06                         267,247
   2007                                                1.75                          1.80                         210,987
   2006                                                1.69                          1.75                         185,955

  BAND 0
   2015                                              $ 2.50                       $  2.38                               -
   2014                                                2.31                          2.50                               -
   2013                                                1.81                          2.31                               -
   2012                                                1.56                          1.81                               -
   2011                                                1.55                          1.56                          33,784
   2010                                                1.37                          1.55                          28,514
   2009                                                1.10                          1.37                          22,644
   2008                                                1.87                          1.10                          15,455
   2007                                                1.80                          1.87                          11,326
   2006                                                1.54                          1.80                           5,654

FIDELITY ADVISOR FREEDOM 2010 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.95                         101,387

FIDELITY ADVISOR FREEDOM 2010 FUND - T CLASS
  BAND 125
   2015                                              $ 1.39                       $  1.36                       1,240,865
   2014                                                1.35                          1.39                       1,658,457
   2013                                                1.24                          1.35                       3,011,856
   2012                                                1.15                          1.24                       5,413,226
   2011                                                1.17                          1.15                       6,003,149
   2010                                                1.06                          1.17                       6,149,228
   2009                                                0.85                          1.06                       6,463,555
   2008                                                1.18                          0.85                       4,472,109
   2007                                                1.12                          1.18                       2,560,297
   2006                                                1.09                          1.12                         557,192

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                              $ 1.42                       $  1.39                        366,846
   2014                                                1.38                          1.42                        404,225
   2013                                                1.27                          1.38                        481,849
   2012                                                1.17                          1.27                        528,369
   2011                                                1.18                          1.17                        539,122
   2010                                                1.07                          1.18                        564,987
   2009                                                0.86                          1.07                        537,044
   2008                                                1.19                          0.86                        554,361
   2007                                                1.12                          1.19                          7,983
   2006                                                1.09                          1.12                          3,574

  BAND 0
   2015                                              $ 1.57                       $  1.55                        293,175
   2014                                                1.51                          1.57                        274,524
   2013                                                1.37                          1.51                        239,195
   2012                                                1.25                          1.37                        563,501
   2011                                                1.26                          1.25                        874,492
   2010                                                1.12                          1.26                        965,926
   2009                                                0.90                          1.12                        917,807
   2008                                                l.22                          0.90                        503,935
   2007                                                1.14                          1.22                        224,594
   2006                                                1.05                          1.14                        130,182

FIDELITY ADVISOR FREEDOM 2015 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.94                        349,845

FIDELITY ADVISOR FREEDOM 2015 FUND - T CLASS
  BAND 125
   2015                                              $ 1.42                       $  1.38                      2,628,162
   2014                                                1.37                          1.42                      4,322,131
   2013                                                1.25                          1.37                      7,464,193
   2012                                                1.15                          1.25                     12,403,755
   2011                                                1.18                          1.15                     14,122,945
   2010                                                1.06                          1.18                     13,833,358
   2009                                                0.85                          1.06                     13,248,548
   2008                                                1.21                          0.85                      6,035,674
   2007                                                1.14                          1.21                      2,212,996
   2006                                                1.11                          1.14                        716,296

  BAND 100
   2015                                              $ 1.45                       $  1.42                        254,208
   2014                                                1.40                          1.45                        320,164
   2013                                                1.28                          1.40                              -
   2012                                                1.17                          1.28                              -
   2011                                                1.19                          1.17                              -
   2010                                                1.07                          1.19                         22,097
   2009                                                0.86                          1.07                         18,844
   2008                                                1.22                          0.86                         13,065
   2007                                                1.14                          1.22                         11,743
   2006                                                1.11                          1.14                          4,990

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                              $ 1.52                       $  1.50                         68,724
   2014                                                1.47                          1.52                         47,271
   2013                                                1.33                          1.47                         88,979
   2012                                                1.21                          1.33                         58,168
   2011                                                1.23                          1.21                         28,895
   2010                                                1.10                          1.23                          6,118
   2009                                                0.88                          1.10                            390

  BAND 0
   2015                                              $ 1.60                       $  1.58                        310,502
   2014                                                1.53                          1.60                        672,457
   2013                                                1.38                          1.53                        695,969
   2012                                                1.25                          1.38                        925,665
   2011                                                1.26                          1.25                        715,419
   2010                                                1.13                          1.26                        577,339
   2009                                                0.90                          1.13                        510,765
   2008                                                1.25                          0.90                        285,007
   2007                                                1.17                          1.25                        197,677
   2006                                                1.06                          1.17                        125,500

FIDELITY ADVISOR FREEDOM 2020 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.94                        886,103

FIDELITY ADVISOR FREEDOM 2020 FUND - T CLASS
  BAND 125
   2015                                              $ 1.41                       $  1.37                      5,968,101
   2014                                                1.36                          1.41                      7,198,634
   2013                                                1.23                          1.36                     10,028,587
   2012                                                1.12                          1.23                     14,036,695
   2011                                                1.15                          1.12                     14,968,176
   2010                                                1.03                          1.15                     14,644,737
   2009                                                0.81                          1.03                     13,736,268
   2008                                                1.23                          0.81                      8,317,685
   2007                                                1.16                          1.23                      3,336,131
   2006                                                1.12                          1.16                      1,538,751

  BAND 100
   2015                                              $ 1.44                       $  1.41                      1,421,674
   2014                                                1.39                          1.44                      1,417,709
   2013                                                1.25                          1.39                        916,314
   2012                                                1.14                          1.25                      1,022,868
   2011                                                1.17                          1.14                        939,111
   2010                                                1.04                          1.17                        968,898
   2009                                                0.81                          1.04                        944,832
   2008                                                1.24                          0.81                        879,690
   2007                                                1.16                          1.24                          9,727
   2006                                                1.13                          1.16                          4,847

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                              $ 1.51                       $  1.49                        586,307
   2014                                                1.45                          1.51                        570,079
   2013                                                1.30                          1.45                        242,855
   2012                                                1.18                          1.30                        218,638
   2011                                                1.20                          1.18                        179,774
   2010                                                1.07                          1.20                        150,356
   2009                                                0.83                          1.07                          3,654

  BAND 0
   2015                                              $ 1.59                       $  1.57                        280,752
   2014                                                1.52                          1.59                        428,595
   2013                                                1.35                          1.52                        526,361
   2012                                                1.22                          1.35                      1,235,158
   2011                                                1.24                          1.22                      2,838,097
   2010                                                1.09                          1.24                      2,584,253
   2009                                                0.85                          1.09                      2,192,200
   2008                                                1.28                          0.85                      1,369,723
   2007                                                1.18                          1.28                        812,343
   2006                                                1.06                          1.18                        137,107

FIDELITY ADVISOR FREEDOM 2025 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.94                        701,247

FIDELITY ADVISOR FREEDOM 2025 FUND - T CLASS
  BAND 125
   2015                                              $ 1.45                       $  1.42                      3,686,971
   2014                                                1.40                          1.45                      4,654,005
   2013                                                1.23                          1.40                      7,225,631
   2012                                                1.11                          1.23                     10,735,273
   2011                                                1.15                          1.11                     11,460,614
   2010                                                1.02                          1.15                     11,007,201
   2009                                                0.79                          1.02                      9,647,630
   2008                                                1.25                          0.79                      4,571,759
   2007                                                1.16                          1.25                      1,484,817
   2006                                                1.13                          1.16                        561,912

  BAND 100
   2015                                              $ 1.49                       $  1.46                        384,174
   2014                                                1.43                          1.49                        530,717
   2013                                                1.25                          1.43                              -
   2012                                                1.13                          1.25                              -
   2011                                                1.17                          1.13                              -
   2010                                                1.03                          1.17                         44,190
   2009                                                0.80                          1.03                         36,181
   2008                                                1.25                          0.80                         23,181
   2007                                                1.17                          1.25                         22,031
   2006                                                1.13                          1.17                         14,350

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                              $ 1.56                       $  1.54                        208,772
   2014                                                1.50                          1.56                        170,792
   2013                                                1.30                          1.50                         98,479
   2012                                                1.17                          1.30                        100,715
   2011                                                1.21                          1.17                          4,234

  BAND 0
   2015                                              $ 1.64                       $  1.62                      1,106,386
   2014                                                1.57                          1.64                      1,023,276
   2013                                                1.36                          1.57                        946,328
   2012                                                1.21                          1.36                      1,360,533
   2011                                                1.24                          1.21                      1,514,004
   2010                                                1.09                          1.24                      1,020,401
   2009                                                0.83                          1.09                        776,029
   2008                                                1.29                          0.83                        463,578
   2007                                                1.19                          1.29                        226,462
   2006                                                1.07                          1.19                        119,376

FIDELITY ADVISOR FREEDOM 2030 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.93                        955,173

FIDELITY ADVISOR FREEDOM 2030 FUND - T CLASS
  BAND 125
   2015                                              $ 1.43                       $  1.39                      5,365,301
   2014                                                1.38                          1.43                      6,665,118
   2013                                                1.19                          1.38                      8,880,891
   2012                                                1.07                          1.19                     11,953,765
   2011                                                1.12                          1.07                     12,479,745
   2010                                                0.99                          1.12                     11,727,878
   2009                                                0.76                          0.99                     10,790,182
   2008                                                1.27                          0.76                      6,118,305
   2007                                                1.18                          1.27                      1,852,672
   2006                                                1.14                          1.18                        907,740

  BAND 100
   2015                                              $ 1.46                       $  1.43                        977,226
   2014                                                1.41                          1.46                        821,240
   2013                                                1.22                          1.41                        702,787
   2012                                                1.09                          1.22                        663,955
   2011                                                1.14                          1.09                        607,081
   2010                                                1.00                          1.14                        651,049
   2009                                                0.77                          1.00                        718,274
   2008                                                1.28                          0.77                        651,510
   2007                                                1.19                          1.28                          7,111
   2006                                                1.15                          1.19                          2,955

  BAND 50
   2015                                              $ 1.54                       $  1.51                        113,929
   2014                                                1.47                          1.54                         91,837
   2013                                                1.27                          1.47                         89,553
   2012                                                1.13                          1.27                         25,956
   2011                                                1.17                          1.13                         13,262
   2010                                                1.03                          1.17                          2,144

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.62                       $  1.60                        985,252
   2014                                                1.54                          1.62                      1,089,068
   2013                                                1.32                          1.54                        949,696
   2012                                                1.17                          1.32                      1,386,131
   2011                                                1.21                          1.17                      2,180,406
   2010                                                1.05                          1.21                      2,041,411
   2009                                                0.80                          1.05                      1,904,528
   2008                                                1.32                          0.80                      1,192,093
   2007                                                1.21                          1.32                        966,196
   2006                                                1.07                          1.21                        264,262

FIDELITY ADVISOR FREEDOM 2035 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.92                        621,600

FIDELITY ADVISOR FREEDOM 2035 FUND - T CLASS
  BAND 125
   2015                                              $ 1.45                       $  1.42                      2,729,255
   2014                                                1.40                          1.45                      3,337,021
   2013                                                1.19                          1.40                      5,443,162
   2012                                                1.06                          1.19                      7,259,926
   2011                                                1.12                          1.06                      7,923,041
   2010                                                0.99                          1.12                      7,328,957
   2009                                                0.76                          0.99                      5,819,277
   2008                                                1.27                          0.76                      2,636,351
   2007                                                1.18                          1.27                        600,825
   2006                                                1.14                          1.18                        245,057

  BAND 100
   2015                                              $ 1.49                       $  1.46                        410,556
   2014                                                1.43                          1.49                        435,251
   2013                                                1.21                          1.43                              -
   2012                                                1.07                          1.21                              -
   2011                                                1.14                          1.07                              -
   2010                                                1.00                          1.14                         34,521
   2009                                                0.76                          1.00                         32,749
   2008                                                1.28                          0.76                         28,530
   2007                                                1.19                          1.28                         21,693
   2006                                                1.15                          1.19                         13,727

  BAND 50
   2015                                              $ 1.56                       $  1.54                         32,196
   2014                                                1.50                          1.56                         25,419
   2013                                                1.26                          1.50                         18,604
   2012                                                1.11                          1.26                         11,862
   2011                                                1.17                          1.11                          5,519
   2010                                                1.02                          1.17                          1,059

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.64                       $  1.62                        428,614
   2014                                                1.56                          1.64                        709,589
   2013                                                1.31                          1.56                        689,886
   2012                                                1.15                          1.31                      1,583,681
   2011                                                1.21                          1.15                      1,574,114
   2010                                                1.05                          1.21                      1,423,094
   2009                                                0.79                          1.05                      1,266,070
   2008                                                1.32                          0.79                        865,943
   2007                                                1.21                          1.32                        318,069
   2006                                                1.07                          1.21                        159,956

FIDELITY ADVISOR FREEDOM 2040 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.92                        683,903

FIDELITY ADVISOR FREEDOM 2040 FUND - T CLASS
  BAND 125
   2015                                              $ 1.45                       $  1.41                      2,883,311
   2014                                                1.40                          1.45                      3,873,514
   2013                                                1.18                          1.40                      6,097,507
   2012                                                1.05                          1.18                      8,023,085
   2011                                                1.12                          1.05                      8,912,034
   2010                                                0.98                          1.12                      8,528,921
   2009                                                0.75                          0.98                      7,610,841
   2008                                                1.28                          0.75                      4,208,970
   2007                                                1.19                          1.28                      1,399,390
   2006                                                1.15                          1.19                        658,411

  BAND 100
   2015                                              $ 1.48                       $  1.45                        475,066
   2014                                                1.43                          1.48                        468,577
   2013                                                1.20                          1.43                        183,955
   2012                                                1.07                          1.20                        165,452
   2011                                                1.13                          1.07                        142,167
   2010                                                0.99                          1.13                        142,760
   2009                                                0.75                          0.99                        136,320
   2008                                                1.29                          0.75                        113,361
   2007                                                1.20                          1.29                          8,468
   2006                                                1.15                          1.20                          3,297

  BAND 50
   2015                                              $ 1.56                       $  1.53                         45,930
   2014                                                1.49                          1.56                         13,964
   2013                                                1.25                          1.49                         10,267
   2012                                                1.10                          1.25                          4,717
   2011                                                1.17                          1.10                         15,695
   2010                                                1.01                          1.17                            236

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.64                       $  1.62                        894,197
   2014                                                1.56                          1.64                      1,814,155
   2013                                                1.30                          1.56                      2,216,911
   2012                                                1.14                          1.30                      3,775,238
   2011                                                1.20                          1.14                      4,250,155
   2010                                                1.04                          1.20                      3,678,833
   2009                                                0.78                          1.04                      3,159,009
   2008                                                1.33                          0.78                      1,811,399
   2007                                                1.22                          1.33                      1,252,423
   2006                                                1.07                          1.22                        386,584

FIDELITY ADVISOR FREEDOM 2045 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.92                        598,193

FIDELITY ADVISOR FREEDOM 2045 FUND - T CLASS
  BAND 125
   2015                                              $ 1.13                       $  1.10                      1,479,293
   2014                                                1.09                          1.13                      2,154,882
   2013                                                0.92                          1.09                      3,095,269
   2012                                                0.81                          0.92                      3,857,436
   2011                                                0.87                          0.81                      4,278,125
   2010                                                0.76                          0.87                      3,833,729
   2009                                                0.58                          0.76                      2,900,608
   2008                                                1.00                          0.58                        822,566
   2007                                                1.00 (05/24/07)               1.00                         69,990

  BAND 100
   2015                                              $ 1.15                       $  1.13                        151,519
   2014                                                1.11                          1.15                        138,610
   2013                                                0.93                          1.11                          6,821

  BAND 50
   2015                                              $ 1.20                       $  1.18                         47,296
   2014                                                1.15                          1.20                         31,181
   2013                                                0.96                          1.15                         19,841
   2012                                                0.84                          0.96                          9,330
   2011                                                0.89                          0.84                          4,775
   2010                                                0.78                          0.89                            398

  BAND 0
   2015                                              $ 1.25                       $  1.23                      1,258,937
   2014                                                1.19                          1.25                      1,225,380
   2013                                                0.98                          1.19                      1,113,020
   2012                                                0.86                          0.98                      1,212,506
   2011                                                0.91                          0.86                      1,128,954
   2010                                                0.79                          0.91                        862,059
   2009                                                0.59                          0.79                        676,115
   2008                                                1.01                          0.59                        131,630
   2007                                                1.00 (05/24/07)               1.01                         45,628

FIDELITY ADVISOR FREEDOM 2050 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.92                        619,395

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR FREEDOM 2050 FUND - T CLASS
  BAND 125
   2015                                              $ 1.12                       $  1.09                      1,246,853
   2014                                                1.08                          1.12                      1,949,971
   2013                                                0.90                          1.08                      2,353,264
   2012                                                0.80                          0.90                      2,705,965
   2011                                                0.86                          0.80                      2,777,533
   2010                                                0.75                          0.86                      2,559,055
   2009                                                0.57                          0.75                      1,915,456
   2008                                                1.00                          0.57                        763.226
   2007                                                1.00 (05/24/07)               1.00                          8,809

  BAND 100
   2015                                              $ 1.14                       $  1.12                         91,385
   2014                                                1.10                          1.14                         62,965
   2013                                                0.92                          1.10                         54,881
   2012                                                0.81                          0.92                         36,582
   2011                                                0.87                          0.81                         30,848
   2010                                                0.76                          0.87                          7,154
   2009                                                0.57                          0.76                          5,172
   2008                                                1.01                          0.57                          4,719

  BAND 50
   2015                                              $ 1.19                       $  1.16                         50,377
   2014                                                1.13                          1.19                         28,495
   2013                                                0.94                          1.13                         41,163
   2012                                                0.83                          0.94                         25,098
   2011                                                0.88                          0.83                         25,855
   2010                                                0.77                          0.88                         19,278

  BAND 0
   2015                                              $ 1.23                       $  1.22                      1,094,684
   2014                                                1.17                          1.23                        972,941
   2013                                                0.97                          1.17                        854,837
   2012                                                0.85                          0.97                        890,020
   2011                                                0.90                          0.85                        847,405
   2010                                                0.78                          0.90                        583,546
   2009                                                0.58                          0.78                        469,356
   2008                                                1.01                          0.58                         98,233
   2007                                                1.00 (05/24/07)               1.01                         17,795

FIDELITY ADVISOR FREEDOM 2055 FUND - I CLASS
  BAND 125
   2015                                              $ 1.00 (05/21/15)            $  0.92                        229,919

FIDELITY ADVISOR FREEDOM 2055 FUND - T CLASS
  BAND 125
   2015                                              $ 1.44                       $  1.40                        287,709
   2014                                                1.39                          1.44                        234,721
   2013                                                1.16                          1.39                        127,921
   2012                                                1.02                          1.16                         27,174

  BAND 100
   2015                                              $ 1.45                       $  1.42                         17,093
   2014                                                1.40                          1.45                         21,158

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                               $ 1.47                         $ 1.45                            12,564
   2014                                                 1.41                           1.47                            11,950
   2013                                                 1.17                           1.41                             5,600

  BAND 0
   2015                                               $ 1.50                         $ 1.48                            71,087
   2014                                                 1.43                           1.50                            36,009
   2013                                                 1.17                           1.43                            13,520
   2012                                                 1.02                           1.17                             2,593

FIDELITY ADVISOR FREEDOM INCOME FUND - I CLASS
  BAND 125
   2015                                               $ 1.00 (05/21/15)              $ 0.97                           181,614

FIDELITY ADVISOR FREEDOM INCOME FUND - T CLASS
  BAND 125
   2015                                               $ 1.26                         $ 1.24                           210,240
   2014                                                 1.24                           1.26                           285,067
   2013                                                 1.21                           1.24                           787,663
   2012                                                 1.16                           1.21                           921,412
   2011                                                 1.15                           1.16                           903,555
   2010                                                 1.09                           1.15                         1,059,514
   2009                                                 0.94                           1.09                         1,142,830
   2008                                                 1.10                           0.94                           827,093
   2007                                                 1.06                           1.10                           218,421
   2006                                                 1.05                           1.06                            76,620

  BAND 100
   2015                                               $ 1.30                         $ 1.27                           105,118
   2014                                                 1.27                           1.30                           107,974

  BAND 0
   2015                                               $ 1.43                         $ 1.41                             1,051
   2014                                                 1.39                           1.43                                 -
   2013                                                 1.33                           1.39                             1,938
   2012                                                 1.26                           1.33                                18
   2011                                                 1.24                           1.26                             7,593
   2010                                                 1.15                           1.24                             7,098
   2009                                                 0.98                           1.15                             2,768
   2008                                                 1.14                           0.98                             5,193

FIDELITY ADVISOR GROWTH & INCOME FUND - T CLASS
  BAND 125
   2015                                               $ 2.08                         $ 2.00                           136,221
   2014                                                 1.92                           2.08                           164,030
   2013                                                 1.47                           1.92                           142,149
   2012                                                 1.26                           1.47                           102,373
   2011                                                 1.26                           1.26                            85,428
   2010                                                 1.12                           1.26                            79,843
   2009                                                 0.90                           1.12                            62,255
   2008                                                 1.56                           0.90                            61,556
   2007                                                 1.42                           1.56                            28,956

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2015                                          $ 2.14                       $  2.06                         10,576
    2014                                            1.97                          2.14                          8,584
    2013                                            1.50                          1.97                         12,055
    2012                                            1.29                          1.50                         29,925
    2011                                            1.28                          1.29                         28,010
    2010                                            1.14                          1.28                         22,828
    2009                                            0.91                          1.14                         19,714
    2008                                            1.58                          0.91                         16,921

FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND - T CLASS
  BAND 125
    2015                                          $ 2.02                       $  2.08                      2,123,843
    2014                                            1.83                          2.02                      2,262,893
    2013                                            1.36                          1.83                        284,741
    2012                                            1.16                          1.36                        296,324
    2011                                            1.16                          1.16                        187,626
    2010                                            0.95                          1.16                        262,484
    2009                                            0.65                          0.95                        190,108
    2008                                            1.48                          0.65                        205,633
    2007                                            1.22                          1.48                        106,976
    2006                                            1.18                          1.22                         61,636

  BAND 100
    2015                                          $ 2.07                       $  2.14                          6,234
    2014                                            1.88                          2.07                         15,060

FIDELITY ADVISOR INTERNATIONAL CAPITAL APPRECIATION FUND - T CLASS
  BAND 125
    2015                                          $ 1.68                       $  1.70                              -
    2014                                            1.67                          1.68                              -
    2013                                            1.39                          1.67                              -
    2012                                            1.13                          1.39                            872
    2011                                            1.31                          1.13                            872
    2010                                            1.15                          1.31                            872
    2009                                            0.75                          1.15                          1,009
    2008                                            1.55                          0.75                          1,009
    2007                                            1.51                          1.55                          1,009
    2006                                            1.33                          1.51                          1,201

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - A CLASS
  BAND 125
    2015                                          $ 1.73                       $  1.61                      1,245,739
    2014                                            1.66                          1.73                      1,009,736
    2013                                            1.23                          1.66                        630,671
    2012                                            0.97                          1.23                        976,923
    2011                                            1.10                          0.97                      2,206,045
    2010                                            0.89                          1.10                      2,831,233
    2009                                            0.57                          0.89                      2,865,736
    2008                                            1.24                          0.57                      2,484,309
    2007                                            1.05                          1.24                      1,371,276

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND - T CLASS
  BAND 125
    2015                                          $ 1.70                       $ 1.58                       2,112,772
    2014                                            1.64                         1.70                       2,779,037
    2013                                            1.22                         1.64                       3,117,489
    2012                                            0.96                         1.22                       3,030,878
    2011                                            1.09                         0.96                       3,386,647
    2010                                            0.89                         1.09                       4,070,345
    2009                                            0.56                         0.89                       3,676,663
    2008                                            1.24                         0.56                       2,596,337
    2007                                            1.05                         1.24                         585,312

  BAND 100
    2015                                          $ 1.73                       $ 1.61                          57,951
    2014                                            1.67                         1.73                          54,456
    2013                                            1.24                         1.67                          32,745

  BAND 50
    2015                                          $ 1.81                       $ 1.69                             919
    2014                                            1.73                         1.81                           1,201
    2013                                            1.28                         1.73                           1,227

  BAND 0
    2015                                          $ 1.88                       $ 1.77                         313,567
    2014                                            1.79                         1.88                         321,840
    2013                                            1.32                         1.79                         416,282
    2012                                            1.02                         1.32                         466,889
    2011                                            1.14                         1.02                         416,244
    2010                                            0.92                         1.14                         378,022
    2009                                            0.58                         0.92                         445,061
    2008                                            1.25                         0.58                         311,309

FIDELITY ADVISOR NEW INSIGHTS FUND - A CLASS
  BAND 125
    2015                                          $ 1.83                       $ 1.85                       2,784,320
    2014                                            1.70                         1.83                       2,117,824
    2013                                            1.30                         1.70                       2,063,086
    2012                                            1.14                         1.30                       1,705,153
    2011                                            1.16                         1.14                       1,055,379
    2010                                            1.00 (05/27/10)              1.16                         644,700

FIDELITY ADVISOR NEW INSIGHTS FUND - T CLASS
  BAND 125
    2015                                          $ 2.12                       $ 2.14                       2,942,457
    2014                                            1.97                         2.12                       3,142,808
    2013                                            1.51                         1.97                       5,362,012
    2012                                            1.32                         1.51                       4,847,774
    2011                                            1.36                         1.32                       3,674,789
    2010                                            1.19                         1.36                       2,534,440
    2009                                            0.93                         1.19                       1,673,112
    2008                                            1.53                         0.93                         946,901
    2007                                            1.29                         1.53                         683,490
    2006                                            1.20                         1.29                         645,014

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2015                                              $ 2.17                       $  2.19                        940,202
    2014                                                2.01                          2.17                        936,739
    2013                                                1.54                          2.01                         18,005
    2012                                                1.34                          1.54                         31,384
    2011                                                1.38                          1.34                         28,976
    2010                                                1.20                          1.38                         26,747
    2009                                                0.94                          1.20                         23,541
    2008                                                1.54                          0.94                         20,574

  BAND 0
    2015                                              $ 2.39                       $  2.44                         59,962
    2014                                                2.19                          2.39                         51,699
    2013                                                1.66                          2.19                         37,775
    2012                                                1.44                          1.66                        152,795
    2011                                                1.45                          1.44                        152,877
    2010                                                1.26                          1.45                         20,385
    2009                                                0.98                          1.26                          7,046

FIDELITY ADVISOR OVERSEAS FUND - T CLASS
  BAND 125
    2015                                              $ 1.59                       $  1.62                              -
    2014                                                1.76                          1.59                              -
    2013                                                1.37                          1.76                              -
    2012                                                1.15                          1.37                              -
    2011                                                1.42                          1.15                              -
    2010                                                1.27                          1.42                              -
    2009                                                1.02                          1.27                            709
    2008                                                1.82                          1.02                            709
    2007                                                1.58                          1.82                         25,807
    2006                                                1.34                          1.58                         33,048

FIDELITY ADVISOR REAL ESTATE FUND - A CLASS
  BAND 125
    2015                                              $ 1.49                       $  1.52                      2,172,649
    2014                                                1.16                          1.49                      2,005,074
    2013                                                1.16                          1.16                      1,288,729
    2012                                                0.99                          1.16                        223,876
    2011                                                1.00 (06/23/11)               0.99                         76,086

FIDELITY ADVISOR REAL ESTATE FUND - I CLASS
  BAND 125
    2015                                              $ 1.20                       $  1.23                        271,703
    2014                                                1.00 (02/14/14)               1.20                         36,647

FIDELITY ADVISOR REAL ESTATE FUND - T CLASS
  BAND 125
    2015                                              $ 1.47                       $  1.50                        258,457
    2014                                                1.16                          1.47                        239,983
    2013                                                1.16                          1.16                        161,912
    2012                                                0.99                          1.16                        135,355
    2011                                                1.00 (06/23/11)               0.99                         83,192

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR SMALL CAP FUND - A CLASS
  BAND 125
    2015                                          $  1.38                      $  1.34                            198
    2014                                             1.28                         1.38                            193
    2013                                             0.94                         1.28                         29,300
    2012                                             0.90                         0.94                         79,329

  BAND 0
    2015                                          $  1.44                      $  1.41                          4,922
    2014                                             1.32                         1.44                            306

FIDELITY ADVISOR SMALL CAP FUND - T CLASS
  BAND 125
    2015                                          $  3.29                      $  3.18                      1,432,690
    2014                                             3.07                         3.29                      1,640,288
    2013                                             2.25                         3.07                      2,634,558
    2012                                             2.16                         2.25                      3,699,649
    2011                                             2.30                         2.16                      4,291,424
    2010                                             1.98                         2.30                      3,920,948
    2009                                             1.57                         1.98                      3,485,504
    2008                                             2.18                         1.57                      2,403,529
    2007                                             1.96                         2.18                      1,663,929
    2006                                             1.91                         1.96                      1,501,628

  BAND 100
    2015                                          $  3.38                      $  3.28                        154,834
    2014                                             3.15                         3.38                        147,562
    2013                                             2.31                         3.15                          1,315
    2012                                             2.20                         2.31                         14,164
    2011                                             2.34                         2.20                          6,677
    2010                                             2.01                         2.34                          3,762
    2009                                             1.59                         2.01                             56
    2008                                             2.20                         1.59                             56

  BAND 50
    2015                                          $  3.57                      $  3.49                        133,962
    2014                                             3.31                         3.57                        157,043
    2013                                             2.41                         3.31                        149,868
    2012                                             2.29                         2.41                        146,209
    2011                                             2.43                         2.29                        145,508
    2010                                             2.07                         2.43                        131,346
    2009                                             1.63                         2.07                        120,694
    2008                                             2.25                         1.63                        100,859
    2007                                             2.01                         2.25                         86,109
    2006                                             1.96                         2.01                         72,646

  BAND 0
    2015                                          $  3.83                      $  3.76                        454,194
    2014                                             3.54                         3.83                        532,036
    2013                                             2.56                         3.54                        724,941
    2012                                             2.42                         2.56                        829,165
    2011                                             2.55                         2.42                        886,178
    2010                                             2.17                         2.55                        922,902
    2009                                             1.70                         2.17                        222,548
    2008                                             2.33                         1.70                        177,289
    2007                                             2.07                         2.33                        151,529
    2006                                             1.88                         2.07                         99,627

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND - T CLASS
  BAND 125
    2015                                             $ 1.46                       $ 1.44                         94,976
    2014                                               1.34                         1.46                        115,104
    2013                                               1.02                         1.34                        193,156
    2012                                               1.00 (10/26/12)              1.02                        177,292

  BAND 100
    2015                                             $ 1.47                       $ 1.45                        109,418
    2014                                               1.35                         1.47                         87,403

FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND - T CLASS
  BAND 125
    2015                                             $ 2.64                       $ 2.51                         67,297
    2014                                               2.44                         2.64                         51,609
    2013                                               1.89                         2.44                         39,888
    2012                                               1.61                         1.89                         54,836
    2011                                               1.72                         1.61                         49,814
    2010                                               1.40                         1.72                        140,395
    2009                                               0.97                         1.40                        135,266
    2008                                               2.07                         0.97                        137,379
    2007                                               1.91                         2.07                        106,820
    2006                                               1.71                         1.91                        221,613

FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND - T CLASS
  BAND 125
    2015                                             $ 1.13                       $ 1.09                        325,886

FIDELITY ADVISOR STRATEGIC INCOME FUND - A CLASS
  BAND 125
    2015                                             $ 1.12                       $ 1.09                        196,712
    2014                                               1.10                         1.12                         48,557
    2013                                               1.11                         1.10                        189,652
    2012                                               1.02                         1.11                        141,179
    2011                                               0.99                         1.02                         36,613

FIDELITY ADVISOR TOTAL BOND FUND - I CLASS
  BAND 125
    2015                                             $ 1.04                       $ 1.02                      4,120,155
    2014                                               1.00                         1.04                        160,829

  BAND 0
    2015                                             $ 1.05                       $ 1.05                         18,675
    2014                                               1.00                         1.05                          1,378

FIDELITY ADVISOR TOTAL BOND FUND - T CLASS
  BAND 125
    2015                                             $ 1.04                       $ 1.02                        878,079
    2014                                               1.00                         1.04                         45,730

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY ADVISOR VALUE FUND - A CLASS
  BAND 125
    2015                                             $  1.41                      $ 1.30                              -
    2014                                                1.28                        1.41                          2,566
    2013                                                0.95                        1.28                          3,741
    2012                                                0.80                        0.95                          2,726

FIDELITY VIP ASSET MANAGER PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                             $  3.21                      $ 3.17                      8,606,176
    2014                                                3.07                        3.21                      9,480,841
    2013                                                2.69                        3.07                     10,911,197
    2012                                                2.42                        2.69                     11,834,430
    2011                                                2.51                        2.42                     12,831,857
    2010                                                2.23                        2.51                     13,585,774
    2009                                                1.75                        2.23                     14,197,930
    2008                                                2.48                        1.75                     17,731,161
    2007                                                2.18                        2.48                     21,773,695
    2006                                                2.05                        2.18                     38,564,135

FIDELITY VIP CONTRAFUND PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                             $  6.27                      $ 6.23                     21,776,662
    2014                                                5.67                        6.27                     25,086,174
    2013                                                4.37                        5.67                     27,915,357
    2012                                                3.80                        4.37                     31,205,271
    2011                                                3.95                        3.80                     32,359,083
    2010                                                3.41                        3.95                     32,560,393
    2009                                                2.55                        3.41                     32,881,002
    2008                                                4.48                        2.55                     31,683,364
    2007                                                3.86                        4.48                     32,479,446
    2006                                                3.50                        3.86                     32,833,793

  BAND 0
    2015                                             $  8.02                      $ 8.07                        117,566
    2014                                                7.16                        8.02                         67,351
    2013                                                5.46                        7.16                         47,458
    2012                                                4.69                        5.46                         37,147

FIDELITY VIP EQUITY-INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                             $  3.82                      $ 3.62                      3,708,929
    2014                                                3.56                        3.82                      4,065,814
    2013                                                2.81                        3.56                      4,242,896
    2012                                                2.43                        2.81                      4,188,660
    2011                                                2.43                        2.43                      4,723,467
    2010                                                2.14                        2.43                      5,385,567
    2009                                                1.66                        2.14                      6,387,962
    2008                                                2.94                        1.66                      7,234,640
    2007                                                2.93                        2.94                      9,078,869
    2006                                                2.47                        2.93                     10,373,448

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FIDELITY VIP GROWTH PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                              $ 4.78                       $  5.06                      9,660,947
    2014                                                4.35                          4.78                     10,315,898
    2013                                                3.23                          4.35                     11,460,097
    2012                                                2.85                          3.23                     13,423,382
    2011                                                2.88                          2.85                     14,924,090
    2010                                                2.35                          2.88                     15,922,250
    2009                                                1.85                          2.35                     18,242,525
    2008                                                3.55                          1.85                     21,610,721
    2007                                                2.83                          3.55                     23,329,762
    2006                                                2.69                          2.83                     34,607,912

FIDELITY VIP HIGH INCOME PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                              $ 2.55                       $  2.43                      2,631,174
    2014                                                2.55                          2.55                      3,000,844
    2013                                                2.44                          2.55                      4,612,129
    2012                                                2.16                          2.44                      4,803,037
    2011                                                2.11                          2.16                      5,140,377
    2010                                                1.87                          2.11                      6,373,345
    2009                                                1.32                          1.87                      7,679,918
    2008                                                1.78                          1.32                      6,774,034
    2007                                                1.75                          1.78                      6,531,703
    2006                                                1.60                          1.75                      9,787,076

FIDELITY VIP OVERSEAS PORTFOLIO - INITIAL CLASS
  BAND 125
    2015                                              $ 2.61                       $  2.67                      3,987,222
    2014                                                2.88                          2.61                      4,140,465
    2013                                                2.23                          2.88                      4,719,462
    2012                                                1.87                          2.23                      4,986,475
    2011                                                2.29                          1.87                      6,019,811
    2010                                                2.05                          2.29                      6,441,568
    2009                                                1.64                          2.05                      7,466,477
    2008                                                2.95                          1.64                      8,249,701
    2007                                                2.55                          2.95                      9,087,874
    2006                                                2.19                          2.55                     13,218,820

  BAND 0
    2015                                              $ 3.42                       $  3.55                          2,063
    2014                                                3.72                          3.42                          2,089

FRANKLIN FLEX CAP GROWTH - R CLASS
  BAND 125
    2015                                              $ 2.10                       $  2.15                        531,540
    2014                                                2.01                          2.10                        696,844
    2013                                                1.49                          2.01                      1,009,554
    2012                                                1.38                          1.49                      1,338,932
    2011                                                1.46                          1.38                      1,781,581
    2010                                                1.27                          1.46                      1,072,172
    2009                                                0.96                          1.27                        869,746
    2008                                                1.53                          0.96                        607,489
    2007                                                1.34                          1.53                        320,219
    2006                                                1.29                          1.34                        263,789

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                             $ 2.16                        $ 2.22                         38,304
   2014                                               2.06                          2.16                         31,723

  BAND 0
   2015                                             $ 2.42                        $ 2.51                              -
   2014                                               2.28                          2.42                              -
   2013                                               1.67                          2.28                              -
   2012                                               1.53                          1.67                        152,799
   2011                                               1.60                          1.53                        156,380
   2010                                               1.38                          1.60                         23,179

FRANKLIN GROWTH FUND - A CLASS
  BAND 125
   2015                                             $ 1.58                        $ 1.59                      7,583,360
   2014                                               1.39                          1.58                      5,431,574
   2013                                               1.09                          1.39                      3,616,959

  BAND 0
   2015                                             $ 1.65                        $ 1.68                          8,598
   2014                                               1.44                          1.65                          3,884

FRANKLIN GROWTH FUND - R CLASS
  BAND 125
   2015                                             $ 1.56                        $ 1.57                        332,483
   2014                                               1.38                          1.56                        275,358
   2013                                               1.08                          1.38                        253,872
   2012                                               0.97                          1.08                        333,858

  BAND 0
   2015                                             $ 1.64                        $ 1.66                         29,627
   2014                                               1.43                          1.64                         27,273
   2013                                               1.11                          1.43                         28,189
   2012                                               0.98                          1.11                         22,889
   2011                                               1.00 (06/23/11)               0.98                         17,950

FRANKLIN INCOME FUND - ADVISOR CLASS
  BAND 125
   2015                                             $ 1.22                        $ 1.11                      1,087,922
   2014                                               1.19                          1.22                        629,998
   2013                                               1.05                          1.19                        448,720

FRANKLIN INCOME FUND - R CLASS
  BAND 125
   2015                                             $ 1.21                        $ 1.09                        485,992
   2014                                               1.18                          1.21                        270,692
   2013                                               1.05                          1.18                        167,382

  BAND 100
   2015                                             $ 1.21                        $ 1.10                        133,662
   2014                                               1.19                          1.21                        114,690

  BAND 50
   2015                                             $ 1.23                        $ 1.12                         16,961
   2014                                               1.19                          1.23                         20,186

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - R CLASS
  BAND 125
   2015                                               $ 1.35                         $ 1.28                           286,501
   2014                                                 1.30                           1.35                           427,253
   2013                                                 1.05                           1.30                            74,839

FRANKLIN MUTUAL GLOBAL DISCOVERY FUND - Z CLASS
  BAND 125
   2015                                               $ 1.36                         $ 1.30                         2,011,795
   2014                                                 1.31                           1.36                         1,378,183
   2013                                                 1.05                           1.31                         1,252,273

FRANKLIN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 1.58                         $ 1.43                           863,033
   2014                                                 1.59                           1.58                           566,857
   2013                                                 1.20                           1.59                           325,485
   2012                                                 1.03                           1.20                           248,472
   2011                                                 1.08                           1.03                           193,727
   2010                                                 0.86                           1.08                           136,988
   2009                                                 0.66                           0.86                           119,602
   2008                                                 1.00                           0.66                           115,329
   2007                                                 1.04                           1.00                             3,554

  BAND 0
   2015                                               $ 1.74                         $ 1.61                               153

FRANKLIN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2015                                               $ 1.55                         $ 1.41                           668,193
   2014                                                 1.57                           1.55                         1,094,571
   2013                                                 1.18                           1.57                         1,395,115
   2012                                                 1.01                           1.18                         1,246,050
   2011                                                 1.07                           1.01                         1,069,292
   2010                                                 0.85                           1.07                         1,014,930
   2009                                                 0.66                           0.85                           775,651
   2008                                                 0.99                           0.66                           354,615
   2007                                                 1.04                           0.99                           125,943

  BAND 0
   2015                                               $ 1.71                         $ 1.58                            86,536
   2014                                                 1.72                           1.71                            85,361
   2013                                                 1.28                           1.72                           134,712
   2012                                                 1.08                           1.28                           120,083
   2011                                                 1.13                           1.08                           137,854
   2010                                                 0.89                           1.13                           154,106
   2009                                                 0.68                           0.89                           138,740
   2008                                                 1.01                           0.68                           110,000
   2007                                                 1.04                           1.01                            59,000

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

FRANKLIN SMALL-MID CAP GROWTH FUND - R CLASS
  BAND 125
   2015                                             $  2.24                       $ 2.16                         151,505
   2014                                                2.11                         2.24                         145,814
   2013                                                1.55                         2.11                         239,753
   2012                                                1.42                         1.55                         181,475
   2011                                                1.51                         1.42                         165,477
   2010                                                1.19                         1.51                         131,161
   2009                                                0.85                         1.19                         164,670
   2008                                                1.50                         0.85                          98,293
   2007                                                1.36                         1.50                          71,225
   2006                                                1.28                         1.36                          36,175

  BAND 100
   2015                                             $  2.30                       $ 2.22                          42,139
   2014                                                2.16                         2.30                          62,735

FRANKLIN STRATEGIC INCOME FUND - A CLASS
  BAND 125
   2015                                             $  1.12                       $ 1.06                         158,969
   2014                                                1.11                         1.12                         235,731
   2013                                                1.09                         1.11                         218,663
   2012                                                0.98                         1.09                         126,672
   2011                                                1.00 (06/23/11)              0.98                           6,614

FRANKLIN STRATEGIC INCOME FUND - R CLASS
  BAND 125
   2015                                             $  1.73                       $ 1.63                       1,738,704
   2014                                                1.72                         1.73                       2,057,988
   2013                                                1.70                         1.72                       2,132,926
   2012                                                1.53                         1.70                       2,923,210
   2011                                                1.52                         1.53                       3,563,035
   2010                                                1.39                         1.52                       3,200,435
   2009                                                1.12                         1.39                       2,585,525
   2008                                                1.28                         1.12                       1,891,166
   2007                                                1.23                         1.28                       1,616,840
   2006                                                1.16                         1.23                         344,427

  BAND 100
   2015                                             $  1.78                       $ 1.68                         225,134
   2014                                                1.77                         1.78                         226,508
   2013                                                1.74                         1.77                           1,660

  BAND 0
   2015                                             $  1.99                       $ 1.90                         254,334
   2014                                                1.96                         1.99                         224,423
   2013                                                1.91                         1.96                         256,216
   2012                                                1.70                         1.91                         500,825
   2011                                                1.66                         1.70                         433,435
   2010                                                1.50                         1.66                         465,888
   2009                                                1.20                         1.50                         445,797
   2008                                                1.35                         1.20                         471,751
   2007                                                1.28                         1.35                         412,589
   2006                                                1.19                         1.28                         116,941

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - ADMIN CLASS
  BAND 125
   2015                                              $ 1.00 (11/20/15)             $ 1.00                      14,404,189

  BAND 0
   2015                                              $ 1.00 (11/20/15)             $ 1.00                         349,173

GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND - RESOURCE CLASS
  BAND 125
   2015                                              $ 1.00 (11/20/15)             $ 1.00                       2,847,205

  BAND 100
   2015                                              $ 1.00 (11/20/15)             $ 1.00                       3,142,621

  BAND 50
   2015                                              $ 1.00 (11/20/15)             $ 1.00                         124,832

  BAND 0
   2015                                              $ 1.00 (11/20/15)             $ 1.00                         133,831

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - IR CLASS
  BAND 125
   2015                                              $ 1.54                        $ 1.44                       3,097,713
   2014                                                1.40                          1.54                       2,915,199
   2013                                                1.07                          1.40                       1,845,859

  BAND 0
   2015                                              $ 1.58                        $ 1.49                           2,842
   2014                                                1.42                          1.58                             464

GOLDMAN SACHS GROWTH OPPORTUNITIES FUND - SERVICE CLASS
  BAND 125
   2015                                              $ 1.53                        $ 1.42                          87,674
   2014                                                1.39                          1.53                          82,658
   2013                                                1.07                          1.39                          18,883

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
   2015                                              $ 1.15                        $ 1.15                          15,656
   2014                                                1.14                          1.15                          18,793
   2013                                                0.97                          1.14                          15,488
   2012                                                0.85                          0.97                          12,599
   2011                                                0.92                          0.85                          19,763
   2010                                                0.83                          0.92                          27,406
   2009                                                0.65                          0.83                         221,724
   2008                                                1.08                          0.65                         199,921
   2007                                                1.04                          1.08                         188,375

GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO - SERVICE CLASS
  BAND 125
   2015                                              $ 1.11                        $ 1.09                               -
   2014                                                1.10                          1.11                             176
   2013                                                0.94                          1.10                          23,650
   2012                                                0.83                          0.94                             171
   2011                                                0.90                          0.83                               8

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  0.80                       $ 0.84                         94,318
    2014                                             0.87                         0.80                        321,448
    2013                                             0.72                         0.87                        389,947
    2012                                             0.62                         0.72                        350,655
    2011                                             0.74                         0.62                        347,434
    2010                                             0.70                         0.74                        453,608
    2009                                             0.55                         0.70                          4,644

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2015                                          $  0.77                       $ 0.81                         89,335
    2014                                             0.85                         0.77                        110,733
    2013                                             0.70                         0.85                        126,418
    2012                                             0.61                         0.70                        116,905
    2011                                             0.73                         0.61                        133,293
    2010                                             0.69                         0.73                         30,374
    2009                                             0.55                         0.69                          6,138
    2008                                             0.98                         0.55                          1,623

  BAND 0
    2015                                          $  0.84                       $ 0.89                          2,277
    2014                                             0.91                         0.84                            394
    2013                                             0.74                         0.91                            296
    2012                                             0.64                         0.74                            295
    2011                                             0.76                         0.64                            295
    2010                                             0.71                         0.76                          1,023

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS - IR CLASS
  BAND 125
    2015                                          $  1.05                       $ 1.01                      1,086,997

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS - SERVICE CLASS
  BAND 125
    2015                                          $  1.05                       $ 1.00                         88,578
    2014                                             1.00 (06/26/14)              1.05                          8,801

GOLDMAN SACHS MID CAP VALUE FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  1.73                       $ 1.55                     10,954,862
    2014                                             1.54                         1.73                     18,309,418
    2013                                             1.17                         1.54                     22,358,450
    2012                                             1.00                         1.17                     24,447,733
    2011                                             1.08                         1.00                     26,384,653
    2010                                             0.88                         1.08                     17,112,312
    2009                                             0.67                         0.88                     13,669,796
    2008                                             1.06                         0.67                     12,516,568
    2007                                             1.04                         1.06                      6,767,419

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS MID CAP VALUE FUND - SERVICE CLASS
  BAND 125
   2015                                             $ 1.66                        $ 1.48                      3,864,775
   2014                                               1.48                          1.66                      4,423,287
   2013                                               1.14                          1.48                      4,212,873
   2012                                               0.97                          1.14                      3,173,330
   2011                                               1.06                          0.97                      2,600,690
   2010                                               0.86                          1.06                       1,301.13
   2009                                               0.66                          0.86                        831,982
   2008                                               1.06                          0.66                        437,510
   2007                                               1.04                          1.06                         76,330

  BAND 100
   2015                                             $ 1.69                        $ 1.51                        703,404
   2014                                               1.51                          1.69                        700,443
   2013                                               1.15                          1.51                         21,840
   2012                                               0.99                          1.15                          5,646
   2011                                               1.07                          0.99                          4,508
   2010                                               0.87                          1.07                          3,280
   2009                                               0.66                          0.87                          2,957
   2008                                               1.06                          0.66                          3,183

  BAND 0
   2015                                             $ 1.84                        $ 1.66                        260,475
   2014                                               1.62                          1.84                        573,330
   2013                                               1.23                          1.62                      1,401,978
   2012                                               1.04                          1.23                      1,054,181
   2011                                               1.11                          1.04                      1,050,669
   2010                                               0.90                          1.11                        731,347
   2009                                               0.68                          0.90                        596,591
   2008                                               1.07                          0.68                        536,140
   2007                                               1.04                          1.07                         11,954

GOLDMAN SACHS SMALL CAP VALUE - INSTITUTIONAL CLASS
  BAND 125
   2015                                             $ 1.83                        $ 1.71                      9,885,693
   2014                                               1.73                          1.83                      8,177,687
   2013                                               1.26                          1.73                     10,946,223
   2012                                               1.10                          1.26                     10,303,579
   2011                                               1.10                          1.10                      5,033,159
   2010                                               0.88                          1.10                      1,797,944
   2009                                               0.70                          0.88                         52,978
   2008                                               0.96                          0.70                         34,376
   2007                                               1.03                          0.96                         98,714

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

GOLDMAN SACHS SMALL CAP VALUE - SERVICE CLASS
  BAND 125
   2015                                               $ 1.76                         $ 1.64                         5,490,721
   2014                                                 1.67                           1.76                         6,049,721
   2013                                                 1.22                           1.67                         5,909,808
   2012                                                 1.07                           1.22                         3,474,953
   2011                                                 1.08                           1.07                         1,513,340
   2010                                                 0.87                           1.08                           311,468
   2009                                                 0.69                           0.87                             7,737
   2008                                                 0.96                           0.69                            64,585
   2007                                                 1.03                           0.96                             5,974

  BAND 100
   2015                                               $ 1.80                         $ 1.67                           630,969
   2014                                                 1.70                           1.80                           750,736
   2013                                                 1.24                           1.70                             4,722
   2012                                                 1.08                           1.24                               506

  BAND 0
   2015                                               $ 1.95                         $ 1.83                           338,164
   2014                                                 1.83                           1.95                           473,450
   2013                                                 1.32                           1.83                           698,330
   2012                                                 1.14                           1.32                           513,562
   2011                                                 1.14                           1.14                           153,139
   2010                                                 0.90                           1.14                            19,616
   2009                                                 0.71                           0.90                           138,779

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - INSTITUTIONAL CLASS (FORMERLY GOLDMAN SACHS TECHNOLOGY TOLLKEEPER)
  BAND 125
   2015                                               $ 2.14                         $ 2.28                         3,388,968
   2014                                                 1.96                           2.14                         3,540,499
   2013                                                 1.54                           1.96                         3,107,712
   2012                                                 1.29                           1.54                         2,879,700
   2011                                                 1.49                           1.29                         4,852,944
   2010                                                 1.21                           1.49                         3,882,914
   2009                                                 0.72                           1.21                         3,474,911
   2008                                                 1.34                           0.72                         3,156,005
   2007                                                 1.06                           1.34                           969,954

GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND - SERVICE CLASS (FORMERLY GOLDMAN SACHS TECHNOLOGY TOLLKEEPER)
  BAND 125
   2015                                               $ 2.05                         $ 2.18                           375,842
   2014                                                 1.89                           2.05                           451,717
   2013                                                 1.49                           1.89                           936,612
   2012                                                 1.25                           1.49                         1,006,743
   2011                                                 1.46                           1.25                           956,437
   2010                                                 1.19                           1.46                           454,025
   2009                                                 0.72                           1.19                           378,858
   2008                                                 1.33                           0.72                            43,779
   2007                                                 1.06                           1.33                               536

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2015                                          $ 2.10                       $  2.23                         65,871
    2014                                            1.93                          2.10                         52,085
    2013                                            1.51                          1.93                              -
    2012                                            1.27                          1.51                          8,079

  BAND 0
    2015                                          $ 2.27                       $  2.45                         46,222
    2014                                            2.07                          2.27                         27,933
    2013                                            1.61                          2.07                         29,413
    2012                                            1.34                          1.61                         25,725
    2011                                            1.54                          1.34                        270,374
    2010                                            1.24                          1.54                         30,058

GOLDMAN SACHS U.S. EQUITY INSIGHTS - IR CLASS
  BAND 125
    2015                                          $ 1.07                       $  1.04                            143

GOLDMAN SACHS U.S. EQUITY INSIGHTS - SERVICE CLASS
  BAND 125
    2015                                          $ 1.07                       $  1.04                        369,759

HENSSLER EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $ 1.61                       $  1.54                              -
    2014                                            1.48                          1.61                            396
    2013                                            1.10                          1.48                            318
    2012                                            1.02                          1.10                            122

HENSSLER EQUITY FUND - INVESTOR CLASS
  BAND 125
    2015                                          $ 1.61                       $  1.54                              -
    2014                                            1.49                          1.61                              -
    2013                                            1.11                          1.49                              -
    2012                                            1.05                          1.11                         20,638
    2011                                            1.07                          1.05                        258,006

INTECH U.S. MANAGED VOLATILITY FUND - SERVICE CLASS
  BAND 125
    2015                                          $ 1.00 (03/24/15)            $  0.96                        121,464

  BAND 100
    2015                                          $ 1.00 (03/24/15)            $  0.97                        140,866

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO AMERICAN FRANCHISE - A CLASS
  BAND 125
   2015                                             $ 1.37                        $ 1.42                        115,973
   2014                                               1.28                          1.37                        184,886
   2013                                               1.00 (06/20/13)               1.28                        224,004

  BAND 100
   2015                                             $ 1.38                        $ 1.43                         69,921
   2014                                               1.29                          1.38                         98,727

INVESCO AMERICAN VALUE FUND - A CLASS
  BAND 125
   2015                                             $ 1.01                        $ 0.91                        461,195

INVESCO AMERICAN VALUE FUND - Y CLASS
  BAND 125
   2015                                             $ 1.02                        $ 0.92                        172,755

INVESCO COMSTOCK FUND - A CLASS
  BAND 125
   2015                                             $ 1.54                        $ 1.43                      4,064,057
   2014                                               1.43                          1.54                      5,236,492
   2013                                               1.07                          1.43                      1,370,285

  BAND 0
   2015                                             $ 1.58                        $ 1.49                          8,334
   2014                                               1.45                          1.58                          3,742

INVESCO COMSTOCK FUND - R CLASS
  BAND 125
   2015                                             $ 1.54                        $ 1.42                      1,411,951
   2014                                               1.43                          1.54                      1,038,349
   2013                                               1.07                          1.43                        378,271

INVESCO DIVERSIFIED DIVIDEND FUND - A CLASS
  BAND 125
   2015                                             $ 1.50                        $ 1.51                      5,466,473
   2014                                               1.36                          1.50                      3,524,783
   2013                                               1.06                          1.36                      4,148,920
   2012                                               0.92                          1.06                      1,165,196
   2011                                               1.00 (04/28/11)               0.92                        280,486

  BAND 100
   2015                                             $ 1.51                        $ 1.52                        602,628
   2014                                               1.36                          1.51                        560,156
   2013                                               1.07                          1.36                         12,177
   2012                                               0.92                          1.07                         32,253
   2011                                               1.00 (04/28/11)               0.92                         29,579

  BAND 0
   2015                                             $ 1.57                        $ 1.60                        391,720
   2014                                               1.40                          1.57                        973,987
   2013                                               1.09                          1.40                        978,198
   2012                                               0.93                          1.09                        844,152



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO DIVERSIFIED DIVIDEND FUND - INVESTOR CLASS
  BAND 125
   2015                                             $ 1.50                        $ 1.51                     13,851,209
   2014                                               1.36                          1.50                      4,230,806
   2013                                               1.06                          1.36                      3,697,834
   2012                                               0.92                          1.06                      2,110,217
   2011                                               1.00 (04/28/11)               0.92                         46,480

INVESCO ENERGY FUND - A CLASS
  BAND 125
   2015                                             $ 3.01                        $ 2.10                        715,359
   2014                                               3.69                          3.01                        842,352
   2013                                               3.05                          3.69                      1,047,613
   2012                                               3.13                          3.05                      1,029,105
   2011                                               3.46                          3.13                      1,080,342
   2010                                               3.00                          3.46                        935,606
   2009                                               2.11                          3.00                        833,898
   2008                                               3.81                          2.11                        676,747
   2007                                               2.66                          3.81                        335,252
   2006                                               2.46                          2.66                        117,533

  BAND 100
   2015                                             $ 3.10                        $ 2.17                        108,914
   2014                                               3.78                          3.10                         62,565
   2013                                               3.12                          3.78                         20,879
   2012                                               3.20                          3.12                         19,924
   2011                                               3.52                          3.20                         17,319
   2010                                               3.05                          3.52                         18,875
   2009                                               2.14                          3.05                         20,999
   2008                                               3.86                          2.14                         16,749

  BAND 0
   2015                                             $ 3.49                        $ 2.46                          1,955
   2014                                               4.21                          3.49                          1,955
   2013                                               3.45                          4.21                          1,955
   2012                                               3.50                          3.45                         21,624
   2011                                               3.81                          3.50                         27,209
   2010                                               3.27                          3.81                         26,621
   2009                                               2.27                          3.27                         20,999
   2008                                               4.05                          2.27                         20,334

INVESCO ENERGY FUND - INVESTOR CLASS
  BAND 125
   2015                                             $ 2.51                        $ 1.75                        865,207
   2014                                               3.07                          2.51                      1,011,001
   2013                                               2.54                          3.07                        839,801
   2012                                               2.61                          2.54                        821,822
   2011                                               2.88                          2.61                        704,853
   2010                                               2.50                          2.88                        614,977
   2009                                               1.76                          2.50                        518,715
   2008                                               3.18                          1.76                        554,966
   2007                                               2.22                          3.18                        514,222
   2006                                               2.05                          2.22                        311,891

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL HEALTH CARE FUND - A CLASS
  BAND 125
   2015                                             $  2.93                       $ 2.98                         340,886
   2014                                                2.46                         2.93                         343,391
   2013                                                1.75                         2.46                         599,250
   2012                                                1.47                         1.75                         303,020
   2011                                                1.43                         1.47                         331,390
   2010                                                1.38                         1.43                         239,453
   2009                                                1.10                         1.38                         151,848
   2008                                                1.55                         1.10                          41,678
   2007                                                1.41                         1.55                          32,857
   2006                                                1.37                         1.41                           3,022

  BAND 100
   2015                                             $  3.01                       $ 3.07                         129,326
   2014                                                2.53                         3.01                          81,933
   2013                                                1.79                         2.53                           9,900
   2012                                                1.50                         1.79                           9,632
   2011                                                1.45                         1.50                           9,136
   2010                                                1.40                         1.45                           9,010
   2009                                                1.11                         1.40                           9,212
   2008                                                1.57                         1.11                           7,202
   2007                                                1.42                         1.57                           2,129
   2006                                                1.37                         1.42                           1,853

  BAND 0
   2015                                             $  3.39                       $ 3.49                               -
   2014                                                2.81                         3.39                               -
   2013                                                1.97                         2.81                               -
   2012                                                1.63                         1.97                               -
   2011                                                1.57                         1.63                           1,110
   2010                                                1.50                         1.57                           1,172
   2009                                                1.18                         1.50                             953
   2008                                                1.64                         1.18                           4,250

INVESCO GLOBAL HEALTH CARE FUND - INVESTOR CLASS
  BAND 125
   2015                                             $  2.47                       $ 2.52                         205,633
   2014                                                2.08                         2.47                       1,119,202
   2013                                                1.48                         2.08                         426,331
   2012                                                1.24                         1.48                          88,513
   2011                                                1.20                         1.24                         204,852
   2010                                                1.17                         1.20                         278,305
   2009                                                0.93                         1.17                         272,939
   2008                                                1.31                         0.93                         354,406
   2007                                                1.19                         1.31                         312,033
   2006                                                1.16                         1.19                         336,056



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - A CLASS
  BAND 125
    2015                                          $ 1.87                        $ 1.72                          87,050
    2014                                            1.90                          1.87                          88,499
    2013                                            1.49                          1.90                          61,500
    2012                                            1.33                          1.49                          67,782
    2011                                            1.39                          1.33                         113,237
    2010                                            1.24                          1.39                          94,735
    2009                                            0.99                          1.24                          95,652
    2008                                            1.78                          0.99                          95,992
    2007                                            1.71                          1.78                          88,759
    2006                                            1.46                          1.71                       2,083,409

  BAND 100
    2015                                          $ 1.92                        $ 1.77                          49,834
    2014                                            1.95                          1.92                          60,916

INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.05                        $ 0.97                         475,474
    2014                                            1.07                          1.05                         616,109
    2013                                            0.83                          1.07                         266,003
    2012                                            0.74                          0.83                         264,542
    2011                                            0.77                          0.74                         320,471
    2010                                            0.68                          0.77                         365,161
    2009                                            0.54                          0.68                       2,435,634
    2008                                            0.91                          0.54                       3,545,307
    2007                                            1.00 (05/24/07)               0.91                       3,818,381

INVESCO INTERNATIONAL GROWTH FUND - R CLASS
  BAND 125
    2015                                          $ 1.25                        $ 1.20                         385,133
    2014                                            1.27                          1.25                         677,035
    2013                                            1.09                          1.27                         675,021
    2012                                            0.96                          1.09                         671,993
    2011                                            1.05                          0.96                         251,532
    2010                                            0.95                          1.05                         220,873
    2009                                            0.71                          0.95                          86,564
    2008                                            1.22                          0.71                           9,479

  BAND 0
    2015                                          $ 1.39                        $ 1.35                           7,544
    2014                                            1.39                          1.39                          12,266
    2013                                            1.18                          1.39                          30,480
    2012                                            1.02                          1.18                          26,978
    2011                                            1.10                          1.02                          22,719
    2010                                            0.98                          1.10                          17,295



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO INTERNATIONAL GROWTH FUND - R5 CLASS
  BAND 125
   2015                                               $ 1.32                         $ 1.27                         2,437,905
   2014                                                 1.33                           1.32                         1,006,821
   2013                                                 1.13                           1.33                           913,600
   2012                                                 0.99                           1.13                           636,660
   2011                                                 1.08                           0.99                           888,728
   2010                                                 0.97                           1.08                           833,234
   2009                                                 0.72                           0.97                           674,931
   2008                                                 1.23                           0.72                           513,771
   2007                                                 1.08                           1.23                           531,484

  BAND 0
   2015                                               $ 1.46                         $ 1.43                         1,603,106
   2014                                                 1.46                           1.46                         1,678,182
   2013                                                 1.23                           1.46                         1,721,215
   2012                                                 1.06                           1.23                         1,694,689
   2011                                                 1.14                           1.06                         1,746,814
   2010                                                 1.01                           1.14                         1,852,113

INVESCO MID CAP CORE EQUITY FUND - A CLASS
  BAND 125
   2015                                               $ 2.05                         $ 1.93                         1,030,485
   2014                                                 1.98                           2.05                         1,471,345
   2013                                                 1.55                           1.98                         2,103,627
   2012                                                 1.42                           1.55                         2,557,061
   2011                                                 1.54                           1.42                         3,252,099
   2010                                                 1.38                           1.54                         2,937,721
   2009                                                 1.08                           1.38                         2,450,560
   2008                                                 1.50                           1.08                         1,042,213
   2007                                                 1.39                           1.50                           850,065
   2006                                                 1.26                           1.39                           896,845

  BAND 0
   2015                                               $ 2.39                         $ 2.29                                 -
   2014                                                 2.29                           2.39                                 -
   2013                                                 1.77                           2.29                                 -
   2012                                                 1.61                           1.77                            48,740
   2011                                                 1.71                           1.61                            26,620
   2010                                                 1.52                           1.71                            14,721

INVESCO MID CAP CORE EQUITY FUND - R CLASS
  BAND 125
   2015                                               $ 2.01                         $ 1.90                         1,074,234
   2014                                                 1.95                           2.01                         1,265,951
   2013                                                 1.54                           1.95                         2,050,918
   2012                                                 1.41                           1.54                         2,608,891
   2011                                                 1.53                           1.41                         2,712,405
   2010                                                 1.38                           1.53                         2,742,986
   2009                                                 1.08                           1.38                         2,202,312
   2008                                                 1.50                           1.08                           933,674
   2007                                                 1.39                           1.50                           542,372
   2006                                                 1.29                           1.39                           585,636

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                             $  2.07                       $ 1.95                         126,470
   2014                                                2.00                         2.07                         157,292
   2013                                                1.57                         2.00                           9,225
   2012                                                1.44                         1.57                          28,050
   2011                                                1.56                         1.44                          28,490
   2010                                                1.40                         1.56                          20,516
   2009                                                1.09                         1.40                          20,683
   2008                                                1.52                         1.09                          12,881

  BAND 50
   2015                                             $  2.19                       $ 2.08                          50,695
   2014                                                2.11                         2.19                          30,661
   2013                                                1.65                         2.11                          26,740
   2012                                                1.50                         1.65                          23,096
   2011                                                1.61                         1.50                          23,609
   2010                                                1.45                         1.61                          12,134
   2009                                                1.12                         1.45                            1.45

  BAND 0
   2015                                             $  2.32                       $ 2.21                           8,134
   2014                                                2.22                         2.32                          10,194
   2013                                                1.72                         2.22                          75,895
   2012                                                1.57                         1.72                         222,176
   2011                                                1.67                         1.57                         202,151
   2010                                                1.49                         1.67                         133,941
   2009                                                1.15                         1.49                          92,707
   2008                                                1.59                         1.15                          45,310
   2007                                                1.45                         1.59                          17,863
   2006                                                1.29                         1.45                           7,408

INVESCO MID CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                             $  1.26                       $ 1.26                          81,180
   2014                                                1.18                         1.26                          94,154
   2013                                                1.00 (07/01/13)              1.18                         110,687

INVESCO MID CAP GROWTH FUND - R CLASS
  BAND 125
   2015                                             $  1.42                       $ 1.41                               1
   2014                                                1.33                         1.42                          20,442
   2013                                                0.99                         1.33                          17,636

  BAND 100
   2015                                             $  1.43                       $ 1.43                           4,429
   2014                                                1.34                         1.43                           7,522
   2013                                                0.99                         1.34                           5,690
   2012                                                1.00 (04/12/12)              0.99                           4,757

INVESCO MID CAP GROWTH FUND - R5 CLASS
  BAND 125
   2015                                             $  1.44                       $ 1.45                         506,173
   2014                                                1.35                         1.44                         413,971
   2013                                                0.99                         1.35                          25,674
   2012                                                1.00 (04/12/12)              0.99                          21,091

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

INVESCO SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 2.54                         $ 2.46                         2,928,831
   2014                                                 2.39                           2.54                         1,624,938
   2013                                                 1.73                           2.39                         1,374,234
   2012                                                 1.48                           1.73                         1,839,885
   2011                                                 1.52                           1.48                           315,928
   2010                                                 1.22                           1.52                           437,613
   2009                                                 0.92                           1.22                           180,494
   2008                                                 1.51                           0.92                           173,270
   2007                                                 1.38                           1.51                           168,921
   2006                                                 1.22                           1.38                           149,799

  BAND 0
   2015                                               $ 2.97                         $ 2.92                           200,188
   2014                                                 2.76                           2.97                           170,375
   2013                                                 1.97                           2.76                           182,618
   2012                                                 1.67                           1.97                           104,686
   2011                                                 1.69                           1.67                           126,374
   2010                                                 1.34                           1.69                            68,326

INVESCO SMALL CAP GROWTH FUND - R CLASS
  BAND 125
   2015                                               $ 2.45                         $ 2.37                         1,085,659
   2014                                                 2.31                           2.45                         1,270,210
   2013                                                 1.68                           2.31                           988,520
   2012                                                 1.44                           1.68                           946,450
   2011                                                 1.48                           1.44                           499,134
   2010                                                 1.19                           1.48                           353,974
   2009                                                 0.90                           1.19                           271,805
   2008                                                 1.49                           0.90                           280,467
   2007                                                 1.36                           1.49                           171,062
   2006                                                 1.20                           1.36                            61,799

  BAND 100
   2015                                               $ 2.52                         $ 2.44                           145,368
   2014                                                 2.37                           2.52                           107,547
   2013                                                 1.72                           2.37                             5,325

  BAND 0
   2015                                               $ 2.82                         $ 2.76                            18,447
   2014                                                 2.63                           2.82                           135,104
   2013                                                 1.88                           2.63                           113,845
   2012                                                 1.60                           1.88                           173,976
   2011                                                 1.62                           1.60                             7,952
   2010                                                 1.29                           1.62                               649



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

INVESCO TECHNOLOGY FUND - A CLASS
  BAND 125
    2015                                             $ 2.37                       $ 2.49                         97,805
    2014                                               2.17                         2.37                         91,266
    2013                                               1.76                         2.17                         74,943
    2012                                               1.61                         1.76                         92,035
    2011                                               1.69                         1.61                         87,089
    2010                                               1.41                         1.69                        118,892
    2009                                               0.91                         1.41                        105,920
    2008                                               1.65                         0.91                         43,113
    2007                                               1.56                         1.65                         34,296
    2006                                               1.44                         1.56                         23,198

  BAND 100
    2015                                             $ 2.44                       $ 2.57                         10,153

INVESCO TECHNOLOGY FUND - INVESTOR CLASS
  BAND 125
    2015                                             $ 1.14                       $ 1.20                         73,260
    2014                                               1.04                         1.14                         50,331
    2013                                               0.84                         1.04                         65,544
    2012                                               0.77                         0.84                        212,016
    2011                                               0.81                         0.77                        193,792
    2010                                               0.68                         0.81                        281,888
    2009                                               0.43                         0.68                        272,815
    2008                                               0.79                         0.43                        294,546
    2007                                               0.74                         0.79                        243,206
    2006                                               0.69                         0.74                        359,230

INVESCO VALUE OPPORTUNITIES - A CLASS
  BAND 125
    2015                                             $ 1.43                       $ 1.26                         44,376
    2014                                               1.36                         1.43                        279,157
    2013                                               1.04                         1.36                        259,271
    2012                                               0.89                         1.04                        298,615
    2011                                               1.00 (04/28/11)              0.89                        317,722

INVESCO VALUE OPPORTUNITIES - R CLASS
  BAND 125
    2015                                             $ 1.45                       $ 1.28                        128,149
    2014                                               1.39                         1.45                        112,453
    2013                                               1.06                         1.39                        113,518
    2012                                               0.92                         1.06                        106,329
    2011                                               1.00 (05/20/11)              0.92                         85,864

  BAND 100
    2015                                             $ 1.47                       $ 1.30                         49,840
    2014                                               1.39                         1.47                         45,493

IVY ASSET STRATEGY FUND - R CLASS
  BAND 125
    2015                                             $ 1.12                       $ 1.01                        116,298
    2014                                               1.20                         1.12                         75,114



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

IVY BALANCED FUND - R CLASS
  BAND 125
    2015                                          $  1.20                       $  1.17                         161,816
    2014                                             1.13                          1.20                         192,588
    2013                                             1.00 (06/20/13)               1.13                          56,353

IVY BALANCED FUND - Y CLASS
  BAND 125
    2015                                          $  1.20                       $  1.18                       6,640,665
    2014                                             1.13                          1.20                       6,821,637
    2013                                             1.00 (06/20/13)               1.13                          20,422

IVY HIGH INCOME FUND - R CLASS
  BAND 125
    2015                                          $  1.05                       $  0.96                         115,539
    2014                                             1.05                          1.05                         169,593
    2013                                             1.00 (06/20/13)               1.05                          90,481

IVY HIGH INCOME FUND - Y CLASS
  BAND 125
    2015                                          $  1.06                       $  0.97                       2,660,737
    2014                                             1.05                          1.06                       2,435,926

JANUS ASPEN BALANCED PORTFOLIO - SERVICE CLASS
  BAND 125
    2015                                          $  1.43                       $  1.42                       3,634,578
    2014                                             1.34                          1.43                       3,080,074
    2013                                             1.13                          1.34                       1,864,519
    2012                                             1.01                          1.13                         255,069
    2011                                             1.01                          1.01                           3,622

JANUS ASPEN FLEXIBLE BOND PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $  2.44                       $  2.41                      15,306,921
    2014                                             2.35                          2.44                      14,987,418
    2013                                             2.38                          2.35                      15,770,561
    2012                                             2.23                          2.38                      16,708,293
    2011                                             2.11                          2.23                      14,717,684
    2010                                             1.98                          2.11                      11,750,979
    2009                                             1.77                          1.98                      11,186,182
    2008                                             1.69                          1.77                      11,226,567
    2007                                             1.60                          1.69                       9,952,575
    2006                                             1.56                          1.60                      10,358,363

  BAND 0
    2015                                          $  3.04                       $  3.05                               -
    2014                                             2.90                          3.04                               -
    2013                                             2.90                          2.90                               -
    2012                                             2.68                          2.90                               -
    2011                                             2.51                          2.68                               -
    2010                                             2.33                          2.51                               -
    2009                                             2.05                          2.33                               -
    2008                                             1.94                          2.05                           6,247



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

JANUS ASPEN GLOBAL RESEARCH PORTFOLIO - INSTITUTIONAL CLASS
  BAND 125
    2015                                          $ 2.14                       $  2.07                      5,947,745
    2014                                            2.02                          2.14                      6,378,703
    2013                                            1.59                          2.02                      6,830,773
    2012                                            1.34                          1.59                      7,652,064
    2011                                            1.57                          1.34                      9,222,266
    2010                                            1.38                          1.57                     10,240,529
    2009                                            1.01                          1.38                     11,551,751
    2008                                            1.85                          1.01                     12,608,660
    2007                                            1.71                          1.85                     13,984,817
    2006                                            1.47                          1.71                     17,073,458

JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO - SERVICE CLASS
  BAND 125
    2015                                          $ 1.62                       $  1.55                         52,026
    2014                                            1.52                          1.62                        378,158
    2013                                            1.22                          1.52                        488,417
    2012                                            1.12                          1.22                      1,092,798
    2011                                            1.16                          1.12                        990,933
    2010                                            1.02                          1.16                        953,008
    2009                                            0.78                          1.02                      4,155,752
    2008                                            1.09                          0.78                        253,189

  BAND 0
    2015                                          $ 1.80                       $  1.73                              -
    2014                                            1.66                          1.80                              -
    2013                                            1.32                          1.66                              -
    2012                                            1.19                          1.32                        140,769
    2011                                            1.23                          1.19                        150,727
    2010                                            1.06                          1.23                         55,902

JANUS BALANCED FUND - R CLASS
  BAND 125
    2015                                          $ 1.40                       $  1.38                      1,693,139
    2014                                            1.31                          1.40                        694,075
    2013                                            1.12                          1.31                        372,120
    2012                                            1.01                          1.12                        320,937
    2011                                            1.01                          1.01                        335,834

JANUS FORTY FUND - A CLASS
  BAND 125
    2015                                          $ 1.73                       $  1.91                        169,488
    2014                                            1.61                          1.73                              -
    2013                                            1.24                          1.61                              -
    2012                                            1.01                          1.24                        411,056
    2011                                            1.10                          1.01                        429,708



                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

JANUS FORTY FUND - R CLASS
  BAND 125
    2015                                            $ 2.04                          $ 2.25                          1,007,626
    2014                                              1.91                            2.04                          1,459,106
    2013                                              1.47                            1.91                          1,747,599
    2012                                              1.21                            1.47                          1,966,461
    2011                                              1.33                            1.21                          1,872,952
    2010                                              1.27                            1.33                          2,641,291
    2009                                              0.90                            1.27                          1,917,064
    2008                                              1.64                            0.90                          1,341,695
    2007                                              1.22                            1.64                            476,508
    2006                                              1.13                            1.22                            224,873

  BAND 100
    2015                                            $ 2.09                          $ 2.31                            389,351
    2014                                              1.95                            2.09                            192,506
    2013                                              1.50                            1.95                             17,771
    2012                                              1.23                            1.50                             17,014
    2011                                              1.35                            1.23                             13,049
    2010                                              1.29                            1.35                             21,104
    2009                                              0.91                            1.29                             42,263
    2008                                              1.65                            0.91                              34642

  BAND 0
    2015                                            $ 2.30                          $ 2.57                              5,050
    2014                                              2.13                            2.30                              3,361
    2013                                              1.62                            2.13                              4,064
    2012                                              1.32                            1.62                              3,761
    2011                                              1.42                            1.32                              3,479
    2010                                              1.35                            1.42                              7,975
    2009                                              0.94                            1.35                                549

JANUS GROWTH AND INCOME FUND - R CLASS
  BAND 125
    2015                                            $ 1.58                          $ 1.57                            114,084
    2014                                              1.45                            1.58                            125,485
    2013                                              1.11                            1.45                            164,001
    2012                                              0.97                            1.11                            158,828
    2011                                              1.00                            0.97                            236,176
    2010                                              0.94                            1.00                            180,253
    2009                                              0.69                            0.94                            135,942
    2008                                              1.26                            0.69                             50,795
    2007                                              1.19                            1.26                             72,066
    2006                                              1.15                            1.19                             17,604

  BAND 100
    2015                                            $ 1.62                          $ 1.62                             48,048
    2014                                              1.48                            1.62                             51,121
    2013                                              1.14                            1.48                              7,298



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2015                                          $  1.70                      $  1.70                        351,085
    2014                                             1.54                         1.70                        460,836
    2013                                             1.18                         1.54                        541,402
    2012                                             1.02                         1.18                        586,663
    2011                                             1.05                         1.02                        549,976
    2010                                             0.97                         1.05                        500,556
    2009                                             0.71                         0.97                        497,642
    2008                                             1.29                         0.71                        427,537
    2007                                             1.20                         1.29                        508,005
    2006                                             1.13                         1.20                        484,971

JANUS RESEARCH FUND - A CLASS
  BAND 125
    2015                                          $  1.00 (01/15/15)           $  1.07                             11

JANUS TRITON FUND - SERVICE CLASS
  BAND 125
    2015                                          $  1.00 (01/15/15)           $  1.04                        165,273

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - FI CLASS
  BAND 125
    2015                                          $  1.02                      $  0.91                      1,717,485
    2014                                             0.97                         1.02                        397,711
    2013                                             1.03                         0.97                         10,575

LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND - R CLASS
  BAND 125
    2015                                          $  1.01                      $  0.91                        187,696
    2014                                             0.97                         1.01                        118,131
    2013                                             1.03                         0.97                         89,643

  BAND 0
    2015                                          $  1.04                      $  0.94                         29,771

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - A CLASS
  BAND 125
    2015                                          $  1.18                      $  1.14                              -
    2014                                             1.07                         1.18                              -
    2013                                             1.00 (10/11/13)              1.07                         13,689

LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND - R3 CLASS
  BAND 125
    2015                                          $  1.17                      $  1.13                         76,029
    2014                                             1.07                         1.17                         68,064
    2013                                             1.00 (10/11/13)              1.07                         75,289

  BAND 100
    2015                                          $  1.18                      $  1.13                         68,766
    2014                                             1.07                         1.18                         68,766
    2013                                             1.00 (10/11/13)              1.07                         10,397

LORD ABBETT DEVELOPING GROWTH FUND - A CLASS
  BAND 125
    2015                                          $  1.58                      $  1.42                        290,101
    2014                                             1.55                         1.58                        360,349
    2013                                             1.00                         1.55                        346,007
    2012                                             0.92                         1.00                        234,395
    2011                                             1.00 (06/23/11)              0.92                         23,442

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 1.65                         $ 1.51                         2,074,073
   2014                                                 1.60                           1.65                         1,906,308
   2013                                                 1.02                           1.60                         2,271,156
   2012                                                 0.92                           1.02                         2,530,975

LORD ABBETT DEVELOPING GROWTH FUND - P CLASS
  BAND 125
   2015                                               $ 2.83                         $ 2.55                           347,933
   2014                                                 2.78                           2.83                           489,086
   2013                                                 1.79                           2.78                           922,022
   2012                                                 1.64                           1.79                           553,655
   2011                                                 1.69                           1.64                           610,474
   2010                                                 1.27                           1.69                           382,129
   2009                                                 0.87                           1.27                           516,768
   2008                                                 1.67                           0.87                           264,576
   2007                                                 1.25                           1.67                           107,226
   2006                                                 1.14                           1.25                            23,814

  BAND 100
   2015                                               $ 2.90                         $ 2.62                           306,994
   2014                                                 2.84                           2.90                           292,797
   2013                                                 1.82                           2.84                            37,849
   2012                                                 1.67                           1.82                            48,976
   2011                                                 1.72                           1.67                            41,506
   2010                                                 1.27                           1.72                            37,783
   2009                                                 0.87                           1.27                            51,522
   2008                                                 1.68                           0.87                            33,884
   2007                                                 1.25                           1.68                            35,681
   2006                                                 1.14                           1.25                            66,056

  BAND 25
   2015                                               $ 3.13                         $ 2.85                                 -
   2014                                                 3.04                           3.13                                 -
   2013                                                 1.94                           3.04                                 -
   2012                                                 1.76                           1.94                                 -
   2011                                                 1.80                           1.76                                 -
   2010                                                 1.32                           1.80                           210,432
   2009                                                 0.90                           1.32                           164,941
   2008                                                 1.72                           0.90                            82,239

  BAND 0
   2015                                               $ 3.21                         $ 2.93                           133,297
   2014                                                 3.11                           3.21                           121,746
   2013                                                 1.98                           3.11                           115,991
   2012                                                 1.79                           1.98                           150,316
   2011                                                 1.82                           1.79                           146,200
   2010                                                 1.34                           1.82                           229,549
   2009                                                 0.91                           1.34                           216,865
   2008                                                 1.73                           0.91                           200,072
   2007                                                 1.28                           1.73                           331,988
   2006                                                 1.15                           1.28                           276,020

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT DEVELOPING GROWTH FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.72                         $  1.54                        1,068,460
   2014                                                 1.69                            1.72                        1,327,705
   2013                                                 1.09                            1.69                        1,445,197
   2012                                                 1.00                            1.09                        1,583,064
   2011                                                 1.03                            1.00                        1,530,364
   2010                                                 0.77                            1.03                          793,983
   2009                                                 0.53                            0.77                          152,060
   2008                                                 1.02                            0.53                           22,594

  BAND 100
   2015                                               $ 1.75                         $  1.57                           20,685
   2014                                                 1.71                            1.75                           20,685
   2013                                                 1.10                            1.71                           20,685
   2012                                                 1.01                            1.10                           20,685

LORD ABBETT FUNDAMENTAL EQUITY - A CLASS
  BAND 125
   2015                                               $ 1.45                         $  1.39                                -
   2014                                                 1.37                            1.45                          131,504
   2013                                                 1.02                            1.37                          114,738

LORD ABBETT FUNDAMENTAL EQUITY - R3 CLASS
  BAND 125
   2015                                               $ 1.44                         $  1.38                          160,378
   2014                                                 1.37                            1.44                          500,380
   2013                                                 1.01                            1.37                          789,689
   2012                                                 0.93                            1.01                          272,563
   2011                                                 1.00 (06/23/11)                 0.93                          394,056

  BAND 0
   2015                                               $ 1.51                         $  1.46                                -
   2014                                                 1.41                            1.51                          201,478
   2013                                                 1.03                            1.41                          328,397

LORD ABBETT GROWTH OPPORTUNITIES FUND - P CLASS
  BAND 125
   2015                                               $ 2.02                         $  2.04                           38,783
   2014                                                 1.93                            2.02                           79,119
   2013                                                 1.42                            1.93                           99,661
   2012                                                 1.27                            1.42                          127,706
   2011                                                 1.43                            1.27                          113,297
   2010                                                 1.18                            1.43                           80,768
   2009                                                 0.82                            1.18                           68,741
   2008                                                 1.35                            0.82                           47,943
   2007                                                 1.13                            1.35                            4,986
   2006                                                 1.07                            1.13                              908

  BAND 100
   2015                                               $ 2.07                         $  2.10                           35,979
   2014                                                 1.97                            2.07                           25,392



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2015                                             $  1.53                       $ 1.55                          94,664
   2014                                                1.46                         1.53                         205,070
   2013                                                1.08                         1.46                         103,780
   2012                                                0.96                         1.08                         157,303
   2011                                                1.09                         0.96                         110,584
   2010                                                0.89                         1.09                         242,602
   2009                                                0.62                         0.89                           2,434
   2008                                                1.02                         0.62                              69

  BAND 0
   2015                                             $  1.67                       $ 1.71                           1,143
   2014                                                1.58                         1.67                             498
   2013                                                1.15                         1.58                             193
   2012                                                1.01                         1.15                             193
   2011                                                1.13                         1.01                             193
   2010                                                0.92                         1.13                           1,156

LORD ABBETT HIGH YIELD FUND - A CLASS
  BAND 125
   2015                                             $  0.97                       $ 0.93                         141,637
   2014                                                1.00 (06/26/14)              0.97                          13,559

LORD ABBETT HIGH YIELD FUND - R3 CLASS
  BAND 125
   2015                                             $  0.97                       $ 0.93                         276,250

LORD ABBETT MID CAP STOCK FUND - P CLASS
  BAND 125
   2015                                             $  1.68                       $ 1.60                           8,060
   2014                                                1.53                         1.68                           7,795
   2013                                                1.19                         1.53                          41,037
   2012                                                1.05                         1.19                          23,215
   2011                                                1.11                         1.05                          28,115
   2010                                                0.89                         1.11                          28,756
   2009                                                0.71                         0.89                          12,229
   2008                                                1.20                         0.71                           7,534
   2007                                                1.21                         1.20                           7,144
   2006                                                1.09                         1.21                           5,423

LORD ABBETT MID CAP STOCK FUND - R3 CLASS
  BAND 125
   2015                                             $  2.40                       $ 2.29                          60,370
   2014                                                2.18                         2.40                          59,359
   2013                                                1.70                         2.18                          85,142
   2012                                                1.51                         1.70                          65,115
   2011                                                1.59                         1.51                          38,083
   2010                                                1.28                         1.59                           5,249



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT SMALL CAP VALUE FUND - P CLASS
  BAND 125
    2015                                          $  2.20                       $ 2.14                        157,053
    2014                                             2.18                         2.20                        230,612
    2013                                             1.66                         2.18                        279,365
    2012                                             1.52                         1.66                        264,747
    2011                                             1.62                         1.52                        258,432
    2010                                             1.30                         1.62                        220,695
    2009                                             1.01                         1.30                        162,364
    2008                                             1.49                         1.01                        130,653
    2007                                             1.37                         1.49                        100,815
    2006                                             1.15                         1.37                         99,585

LORD ABBETT SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
    2015                                          $  2.13                       $ 2.07                         54,249
    2014                                             2.12                         2.13                         74,564
    2013                                             1.61                         2.12                        113,560
    2012                                             1.47                         1.61                        166,580
    2011                                             1.57                         1.47                        162,124
    2010                                             1.26                         1.57                         90,785
    2009                                             1.00 (05/01/09)              1.26                            880

  BAND 0
    2015                                          $  2.28                       $ 2.25                          2,415
    2014                                             2.25                         2.28                            397
    2013                                             1.68                         2.25                              -
    2012                                             1.52                         1.68                          7,503
    2011                                             1.60                         1.52                          5,123

LORD ABBETT TOTAL RETURN FUND - I CLASS
  BAND 125
    2015                                          $  1.00 (01/15/15)            $ 0.97                          8,927

LORD ABBETT TOTAL RETURN FUND - R3 CLASS
  BAND 125
    2015                                          $  1.00 (01/15/15)            $ 0.97                        547,927

LORD ABBETT VALUE OPPORTUNITIES FUND - A CLASS
  BAND 125
    2015                                          $  1.86                       $ 1.78                        735,607
    2014                                             1.73                         1.86                      1,379,860
    2013                                             1.28                         1.73                      1,829,460
    2012                                             1.18                         1.28                      1,840,055
    2011                                             1.25                         1.18                      1,130,022
    2010                                             1.02                         1.25                        265,481

  BAND 0
    2015                                          $  1.98                       $ 1.92                              -
    2014                                             1.81                         1.98                      1,339,607
    2013                                             1.33                         1.81                      1,370,257
    2012                                             1.21                         1.33                      1,528,042



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

LORD ABBETT VALUE OPPORTUNITIES FUND - P CLASS
  BAND 125
   2015                                             $  1.19                       $ 1.14                         610,088
   2014                                                1.11                         1.19                         672,947
   2013                                                1.00 (07/12/13)              1.11                         732,951

  BAND 100
   2015                                             $  1.20                       $ 1.15                          56,398
   2014                                                1.11                         1.20                          30,223
   2013                                                1.00 (07/12/13)              1.11                           1,756

  BAND 0
   2015                                             $  1.22                       $ 1.18                               -
   2014                                                1.12                         1.22                               -
   2013                                                1.00 (07/12/13)              1.12                          68,224

LORD ABBETT VALUE OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2015                                             $  1.84                       $ 1.76                         508,221
   2014                                                1.71                         1.84                       1,045,034
   2013                                                1.28                         1.71                       1,057,555
   2012                                                1.18                         1.28                         905,195
   2011                                                1.25                         1.18                         595,872
   2010                                                1.02                         1.25                          90,946

  BAND 100
   2015                                             $  1.87                       $ 1.79                         153,596
   2014                                                1.73                         1.87                         149,322

  BAND 0
   2015                                             $  1.96                       $ 1.90                           6,534
   2014                                                1.80                         1.96                          94,754
   2013                                                1.33                         1.80                          99,542
   2012                                                1.21                         1.33                          17,829
   2011                                                1.27                         1.21                          21,460

MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES - S CLASS
  BAND 125
   2015                                             $  1.41                       $ 1.35                       1,717,912
   2014                                                1.38                         1.41                       1,488,741
   2013                                                1.29                         1.38                       1,581,056
   2012                                                1.20                         1.29                         678,266
   2011                                                1.19                         1.20                         620,882
   2010                                                1.10                         1.19                         229,862
   2009                                                1.01                         1.10                          21,385
   2008                                                1.07                         1.01                           1,264
   2007                                                1.02                         1.07                             246



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES - S CLASS
  BAND 125
   2015                                              $ 1.43                       $  1.34                      3,329,461
   2014                                                1.38                          1.43                      2,883,218
   2013                                                1.20                          1.38                      2,268,424
   2012                                                1.07                          1.20                        379,120
   2011                                                1.10                          1.07                        366,431
   2010                                                0.99                          1.10                        357,856
   2009                                                0.81                          0.99                        290,859
   2008                                                1.09                          0.81                        132,265
   2007                                                1.03                          1.09                        149,458

MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES - S CLASS
  BAND 125
   2015                                              $ 1.44                       $  1.34                      1,279,125
   2014                                                1.38                          1.44                      1,031,194
   2013                                                1.11                          1.38                        618,923
   2012                                                0.96                          1.11                        195,166
   2011                                                1.05                          0.96                         95,885
   2010                                                0.93                          1.05                         96,990
   2009                                                0.69                          0.93                         67,929
   2008                                                1.09                          0.69                         10,482

MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES - S CLASS
  BAND 125
   2015                                              $ 1.38                       $  1.30                     18,009,992
   2014                                                1.35                          1.38                     18,526,866
   2013                                                1.21                          1.35                     16,467,809
   2012                                                1.10                          1.21                     10,878,795
   2011                                                1.12                          1.10                      9,214,054
   2010                                                1.02                          1.12                      8,031,815
   2009                                                0.87                          1.02                        463,779
   2008                                                1.08                          0.87                        119,249
   2007                                                1.03                          1.08                         73.358

MFS CONSERVATIVE ALLOCATION FUND - R3 CLASS
  BAND 125
   2015                                              $ 0.99                       $  0.97                         97,024

MFS EMERGING MARKETS DEBT FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.04                       $  1.02                              2
   2014                                                1.01                          1.04                        812,624
   2013                                                1.00 (06/20/13)               1.01                      1,527,002

MFS GROWTH ALLOCATION FUND - R3 CLASS
  BAND 125
   2015                                              $ 0.99                       $  0.97                         94,250



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS INTERNATIONAL NEW DISCOVERY FUND - A CLASS
  BAND 125
   2015                                             $ 2.91                        $ 2.94                      1,808,540
   2014                                               3.03                          2.91                      1,851,378
   2013                                               2.57                          3.03                      3,068,691
   2012                                               2.09                          2.57                      2,868,466
   2011                                               2.35                          2.09                      2,911,962
   2010                                               1.95                          2.35                      2,891,837
   2009                                               1.34                          1.95                       2,923.74
   2008                                               2.42                          1.34                      1.917,239
   2007                                               2.25                          2.42                      1,913,650
   2006                                               1.80                          2.25                      1,902,033

MFS INTERNATIONAL NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2015                                             $ 1.49                        $ 1.51                        311,334
   2014                                               1.56                          1.49                        320,175
   2013                                               1.33                          1.56                        282,508
   2012                                               1.08                          1.33                         99,293
   2011                                               1.22                          1.08                         44,926
   2010                                               1.02                          1.22                          1,941

MFS INTERNATIONAL VALUE FUND - R2 CLASS
  BAND 125
   2015                                             $ 1.32                        $ 1.39                        797,445
   2014                                               1.33                          1.32                        193,385
   2013                                               1.06                          1.33                         24,149

MFS INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.33                        $ 1.40                      8,610,715
   2014                                               1.33                          1.33                      6,359,318
   2013                                               1.06                          1.33                      2,253,559

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R2 CLASS
  BAND 125
   2015                                             $ 1.90                        $ 1.87                      2,965,177
   2014                                               1.73                          1.90                      3,801,581
   2013                                               1.35                          1.73                      3,889,471
   2012                                               1.17                          1.35                      2,541,810
   2011                                               1.17                          1.17                        365,099

  BAND 100
   2015                                             $ 1.92                        $ 1.90                        448,343
   2014                                               1.74                          1.92                        346,649

  BAND 0
   2015                                             $ 2.01                        $ 2.01                          4,444
   2014                                               1.81                          2.01                          1,377



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.92                       $ 1.90                       5,045,019
   2014                                                1.74                         1.92                       5,016,469
   2013                                                1.36                         1.74                       5,108,600
   2012                                                1.18                         1.36                       4,366,263
   2011                                                1.17                         1.18                       4,152,131
   2010                                                1.00 (05/27/10)              1.17                       2,579,892

  BAND 0
   2015                                              $ 2.03                       $ 2.03                       2,686,990
   2014                                                1.82                         2.03                       2,772,281
   2013                                                1.40                         1.82                       2,964,647
   2012                                                1.20                         1.40                       3,060,256

MFS MID CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                              $ 1.61                       $ 1.66                         533,328
   2014                                                1.50                         1.61                          62,397
   2013                                                1.11                         1.50                          61,127
   2012                                                0.97                         1.11                          56,348
   2011                                                1.04                         0.97                          54,472
   2010                                                0.82                         1.04                          53.048
   2009                                                0.59                         0.82                           9,553
   2008                                                1.22                         0.59                           6,493
   2007                                                1.12                         1.22                         102.679
   2006                                                1.11                         1.12                          76,536

MFS MID CAP VALUE FUND - R2 CLASS
  BAND 125
   2015                                              $ 1.02                       $ 0.98                         232,177

MFS MID CAP VALUE FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.02                       $ 0.98                          14,243

MFS MODERATE ALLOCATION FUND - R3 CLASS
  BAND 125
   2015                                              $ 0.99                       $ 0.97                          61,788

MFS NEW DISCOVERY FUND - R2 CLASS
  BAND 125
   2015                                              $ 1.25                       $ 1.21                         204,337
   2014                                                1.37                         1.25                         527,673
   2013                                                0.99                         1.37                         297,334
   2012                                                0.83                         0.99                          66,702
   2011                                                1.00 (06/23/11)              0.83                          41,935

  BAND 0
   2015                                              $ 1.31                       $ 1.28                           9,214
   2014                                                1.42                         1.31                           6,390



                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

MFS NEW DISCOVERY FUND - R3 CLASS
  BAND 125
    2015                                          $ 1.26                       $ 1.22                          70,293
    2014                                            1.38                         1.26                         700,692
    2013                                            0.99                         1.38                         145,617
    2012                                            0.83                         0.99                          44,407
    2011                                            1.00 (06/23/11)              0.83                          23,209

MFS UTILITIES FUND - R2 CLASS
  BAND 125
    2015                                          $ 1.83                       $ 1.54                         341,133
    2014                                            1.65                         1.83                         540,895
    2013                                            1.39                         1.65                         275,996
    2012                                            1.25                         1.39                         175,686
    2011                                            1.19                         1.25                         143,125
    2010                                            1.00 (05/27/10)              1.19                           3,567

  BAND 100
    2015                                          $ 1.85                       $ 1.56                          44,128
    2014                                            1.66                         1.85                          53,031

MFS UTILITIES FUND - R3 CLASS
  BAND 125
    2015                                          $ 1.85                       $ 1.56                         166,061
    2014                                            1.67                         1.85                          49,803
    2013                                            1.40                         1.67                          18,309
    2012                                            1.25                         1.40                          17,752
    2011                                            1.19                         1.25                          12,960
    2010                                            1.00 (05/27/10)              1.19                           3,567

MFS VALUE FUND - A CLASS
  BAND 125
    2015                                          $ 2.25                       $ 2.20                      10,260,718
    2014                                            2.06                         2.25                       5,716,057
    2013                                            1.54                         2.06                       4,937,223
    2012                                            1.34                         1.54                       3,065,781
    2011                                            1.36                         1.34                       4,364,025
    2010                                            1.24                         1.36                       3,874,016
    2009                                            1.04                         1.24                       2,289,977
    2008                                            1.57                         1.04                       1,200,752
    2007                                            1.48                         1.57                         867,352
    2006                                            1.24                         1.48                         550,143

  BAND 0
    2015                                          $ 2.63                       $ 2.61                       1,850,306
    2014                                            2.38                         2.63                       1,753,659
    2013                                            1.76                         2.38                       1,828,853
    2012                                            1.51                         1.76                       1,854,727

NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND - R3 CLASS
  BAND 125
    2015                                          $ 1.04                       $ 0.91                          18,332



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN FOCUS FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.70                         $ 1.68                            24,399
   2014                                                 1.56                           1.70                            23,661
   2013                                                 1.17                           1.56                            40,843
   2012                                                 1.00                           1.17                            34,297
   2011                                                 1.04                           1.00                            50,816
   2010                                                 0.94                           1.04                            51,136
   2009                                                 0.74                           0.94                            30,261
   2008                                                 1.28                           0.74                            27,110
   2007                                                 1.22                           1.28                            14,638
   2006                                                 1.10                           1.22                            12,385

  BAND 100
   2015                                               $ 1.75                         $ 1.73                            13,103
   2014                                                 1.60                           1.75                            14,438

NEUBERGER BERMAN LARGE CAP VALUE FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.67                         $ 1.44                           684,397
   2014                                                 1.52                           1.67                           696,007
   2013                                                 1.18                           1.52                           815,403
   2012                                                 1.02                           1.18                           800,279
   2011                                                 1.17                           1.02                         1,827,912
   2010                                                 1.03                           1.17                         2,258,042
   2009                                                 0.67                           1.03                         2,508,719
   2008                                                 1.42                           0.67                         2,728,215
   2007                                                 1.31                           1.42                         2,020,623
   2006                                                 1.18                           1.31                         1,641,378

  BAND 100
   2015                                               $ 1.71                         $ 1.48                            67,095
   2014                                                 1.56                           1.71                            73,144
   2013                                                 1.20                           1.56                             4,912
   2012                                                 1.04                           1.20                             4,815
   2011                                                 1.19                           1.04                             4,815
   2010                                                 1.05                           1.19                             4,858
   2009                                                 0.68                           1.05                            19,550
   2008                                                 1.43                           0.68                            19,457

  BAND 0
   2015                                               $ 1.89                         $ 1.65                                 -
   2014                                                 1.71                           1.89                                 -
   2013                                                 1.30                           1.71                                 -
   2012                                                 1.12                           1.30                           293,974
   2011                                                 1.26                           1.12                           271,795
   2010                                                 1.10                           1.26                           406,801
   2009                                                 0.71                           1.10                           355,343
   2008                                                 1.48                           0.71                           177,873

NEUBERGER BERMAN SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 1.89                         $ 1.76                            43,850

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

NEUBERGER BERMAN SMALL CAP GROWTH FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.95                         $ 1.82                          263,802
   2014                                                 1.91                           1.95                          278,970
   2013                                                 1.32                           1.91                          314,809
   2012                                                 1.23                           1.32                          385,263
   2011                                                 1.27                           1.23                          426,115
   2010                                                 1.07                           1.27                          810,349
   2009                                                 0.89                           1.07                          898,145
   2008                                                 1.56                           0.89                          831,570
   2007                                                 1.25                           1.56                          602,747
   2006                                                 1.18                           1.25                           35,007

  BAND 100
   2015                                               $ 2.00                         $ 1.87                            9,208
   2014                                                 1.96                           2.00                           11,310

  BAND 0
   2015                                               $ 2.22                         $ 2.09                           31,337
   2014                                                 2.14                           2.22                           39,204
   2013                                                 1.46                           2.14                           43,905
   2012                                                 1.34                           1.46                           25,899
   2011                                                 1.37                           1.34                           20,024
   2010                                                 1.14                           1.37                           15,774
   2009                                                 0.93                           1.14                           11,029
   2008                                                 1.62                           0.93                                -

NEUBERGER BERMAN SMALL CAP GROWTH FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.87                         $ 1.74                           37,729
   2014                                                 1.83                           1.87                           21,877
   2013                                                 1.26                           1.83                           15,674
   2012                                                 1.18                           1.26                            7,557
   2011                                                 1.21                           1.18                            7,476

NORTHERN SMALL CAP VALUE FUND - R CLASS
  BAND 125
   2015                                               $ 1.66                         $ 1.56                          863,975
   2014                                                 1.57                           1.66                           19,543
   2013                                                 1.16                           1.57                           17,647

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2015                                               $ 1.80                         $ 1.76                        2,384,566
   2014                                                 1.68                           1.80                          762,062
   2013                                                 1.24                           1.68                           57,259
   2012                                                 1.10                           1.24                          345,375
   2011                                                 1.15                           1.10                          325,064
   2010                                                 0.91                           1.15                          350,204
   2009                                                 0.63                           0.91                          306,492
   2008                                                 1.18                           0.63                          278,133
   2007                                                 1.02                           1.18                          329,428



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP GROWTH OPPORTUNITIES FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.76                         $ 1.72                           813,436
   2014                                                 1.65                           1.76                           494,129
   2013                                                 1.23                           1.65                            45,588
   2012                                                 1.08                           1.23                            42,929
   2011                                                 1.13                           1.08                            35,872
   2010                                                 0.90                           1.13                             4,477
   2009                                                 0.63                           0.90                             5,204
   2008                                                 1.18                           0.63                             2,063

  BAND 0
   2015                                               $ 1.95                         $ 1.92                           149,082
   2014                                                 1.80                           1.95                           521,788

NUVEEN MID CAP INDEX FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.62                         $ 1.55                         4,529,847
   2014                                                 1.51                           1.62                         4,270,506
   2013                                                 1.15                           1.51                         4,431,148
   2012                                                 1.00                           1.15                         2,743,384
   2011                                                 1.04                           1.00                         1,714,833
   2010                                                 0.84                           1.04                         1,524,930
   2009                                                 0.62                           0.84                           749,704
   2008                                                 0.99                           0.62                           214,581

  BAND 100
   2015                                               $ 1.64                         $ 1.58                             3,725
   2014                                                 1.53                           1.64                             2,879
   2013                                                 1.17                           1.53                             2,631
   2012                                                 1.01                           1.17                             2,273
   2011                                                 1.04                           1.01                               915

  BAND 50
   2015                                               $ 1.70                         $ 1.65                             9,177
   2014                                                 1.58                           1.70                             3,933
   2013                                                 1.20                           1.58                               950
   2012                                                 1.03                           1.20                               971
   2011                                                 1.06                           1.03                             1,122
   2010                                                 0.85                           1.06                             3,003

  BAND 0
   2015                                               $ 1.77                         $ 1.71                           160,187
   2014                                                 1.63                           1.77                           130,638
   2013                                                 1.23                           1.63                           119,252
   2012                                                 1.05                           1.23                            14,137
   2011                                                 1.08                           1.05                            11,780
   2010                                                 0.86                           1.08                             3,474

NUVEEN MID CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 1.47                         $ 1.40                           172,431
   2014                                                 1.36                           1.47                           106,868
   2013                                                 1.00                           1.36                            26,117
   2012                                                 0.92                           1.00                             9,350
   2011                                                 1.00                           0.92                           102,847
   2010                                                 0.84                           1.00                            94,345
   2009                                                 0.66                           0.84                            83,649
   2008                                                 1.06                           0.66                           109,710

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

NUVEEN MID CAP VALUE FUND - R3 CLASS
  BAND 125
    2015                                             $ 1.44                        $ 1.37                           9,030
    2014                                               1.34                          1.44                           7,865
    2013                                               0.98                          1.34                           5,071
    2012                                               0.90                          0.98                           1,179
    2011                                               0.99                          0.90                          16,406
    2010                                               0.84                          0.99                          57,902
    2009                                               0.66                          0.84                          52,072
    2008                                               1.06                          0.66                           5,092

NUVEEN REAL ESTATE SECURITIES FUND - A CLASS
  BAND 125
    2015                                             $ 2.11                        $ 2.15                         339,928
    2014                                               1.63                          2.11                         572,816
    2013                                               1.63                          1.63                         639,614
    2012                                               1.40                          1.63                         819,385
    2011                                               1.32                          1.40                         537,716
    2010                                               1.03                          1.32                         313,580

NUVEEN REAL ESTATE SECURITIES FUND - R3 CLASS
  BAND 125
    2015                                             $ 2.08                        $ 2.12                         699,695
    2014                                               1.61                          2.08                         778,230
    2013                                               1.62                          1.61                         719,411
    2012                                               1.39                          1.62                         676,250
    2011                                               1.32                          1.39                         563,985
    2010                                               1.03                          1.32                         221,292

  BAND 100
    2015                                             $ 2.11                        $ 2.15                          28,555
    2014                                               1.63                          2.11                          49,212

  BAND 0
    2015                                             $ 2.22                        $ 2.28                          86,146
    2014                                               1.70                          2.22                         103,114
    2013                                               1.69                          1.70                         102,012
    2012                                               1.43                          1.69                          86,927
    2011                                               1.33                          1.43                          88,192
    2010                                               1.03                          1.33                          72,767

NUVEEN SMALL CAP INDEX FUND - R3 CLASS
  BAND 125
    2015                                             $ 1.47                        $ 1.38                       2,623,247
    2014                                               1.43                          1.47                       3,489,015
    2013                                               1.05                          1.43                       3,487,012
    2012                                               0.92                          1.05                       1,551,669
    2011                                               0.98                          0.92                       1,347,252
    2010                                               0.79                          0.98                       1,012,978
    2009                                               0.63                          0.79                         610,330
    2008                                               0.97                          0.63                         296,321

  BAND 100
    2015                                             $ 1.50                        $ 1.40                           6,727
    2014                                               1.45                          1.50                           3,435
    2013                                               1.06                          1.45                           1,428
    2012                                               0.93                          1.06                           1,248

                                                                                ACCUMULATION UNIT           NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF               UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                    AT END OF PERIOD
-----------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                               $ 1.55                         $ 1.46                              228
   2014                                                 1.50                           1.55                              660
   2013                                                 1.09                           1.50                              667
   2012                                                 0.95                           1.09                              676
   2011                                                 1.01                           0.95                              803
   2010                                                 1.00                           1.01                              711

  BAND 0
   2015                                               $ 1.61                         $ 1.52                          142,978
   2014                                                 1.54                           1.61                          218,590
   2013                                                 1.12                           1.54                          215,748
   2012                                                 0.97                           1.12                          186,645
   2011                                                 1.02                           0.97                          165,621
   2010                                                 0.81                           1.02                          134,179
   2009                                                 0.64                           0.81                            4,036

NUVEEN SMALL CAP SELECT FUND - A CLASS
  BAND 125
   2015                                               $ 1.50                         $ 1.45                          120,459
   2014                                                 1.44                           1.50                           95,511
   2013                                                 1.10                           1.44                          422,848
   2012                                                 1.00                           1.10                          527,399
   2011                                                 1.03                           1.00                          515,456
   2010                                                 0.85                           1.03                          528,219
   2009                                                 0.63                           0.85                          521,721
   2008                                                 0.96                           0.63                          436,614
   2007                                                 1.03                           0.96                          568,304

NUVEEN SMALL CAP SELECT FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.47                         $ 1.42                           13,955
   2014                                                 1.41                           1.47                           96,521
   2013                                                 1.09                           1.41                           82,532
   2012                                                 0.99                           1.09                          115,364
   2011                                                 1.02                           0.99                          162,205
   2010                                                 0.84                           1.02                          181,333
   2009                                                 0.62                           0.84                           45,936
   2008                                                 0.96                           0.62                           13,813
   2007                                                 1.03                           0.96                           42,572

NUVEEN SMALL CAP VALUE FUND - A CLASS
  BAND 125
   2015                                               $ 1.54                         $ 1.56                           58,307
   2014                                                 1.49                           1.54                           44,144
   2013                                                 1.09                           1.49                           43,029
   2012                                                 0.96                           1.09                           50,430
   2011                                                 0.98                           0.96                           47,766
   2010                                                 0.77                           0.98                           50,626
   2009                                                 0.66                           0.77                           47,170
   2008                                                 0.95                           0.66                           67,440
   2007                                                 1.03                           0.95                              140

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

NUVEEN SMALL CAP VALUE FUND - R3 CLASS
  BAND 125
   2015                                               $ 1.51                         $ 1.53                           275,208
   2014                                                 1.46                           1.51                           296,079
   2013                                                 1.07                           1.46                           316,953
   2012                                                 0.95                           1.07                           265,127
   2011                                                 0.97                           0.95                            14,015
   2010                                                 0.77                           0.97                            12,134
   2009                                                 0.66                           0.77                            33,534

  BAND 50
   2015                                               $ 1.61                         $ 1.64                            32,344
   2014                                                 1.55                           1.61                            18,674
   2013                                                 1.12                           1.55                            13,771
   2012                                                 0.99                           1.12                            18,308
   2011                                                 1.00                           0.99                            18,130
   2010                                                 0.78                           1.00                            20,056

NUVEEN STRATEGY GROWTH ALLOCATION - A CLASS
  BAND 125
   2015                                               $ 1.39                         $ 1.35                            22,847
   2014                                                 1.34                           1.39                            20,214
   2013                                                 1.13                           1.34                            14,253
   2012                                                 1.02                           1.13                               773
   2011                                                 1.06                           1.02                               248

  BAND 0
   2015                                               $ 1.54                         $ 1.52                           820,241
   2014                                                 1.46                           1.54                           843,417
   2013                                                 1.22                           1.46                           881,950
   2012                                                 1.08                           1.22                           901,571
   2011                                                 1.11                           1.08                           914,533
   2010                                                 0.99                           1.11                           999,214

NUVEEN STRATEGY GROWTH ALLOCATION - R3 CLASS
  BAND 125
   2015                                               $ 1.36                         $ 1.32                           115,000
   2014                                                 1.31                           1.36                           108,101
   2013                                                 1.12                           1.31                            93,095
   2012                                                 1.00                           1.12                           715,128
   2011                                                 1.05                           1.00                           827,533
   2010                                                 0.95                           1.05                           139,506
   2009                                                 0.74                           0.95                           108,176

  BAND 0
   2015                                               $ 1.51                         $ 1.48                            87,651
   2014                                                 1.44                           1.51                            82,727
   2013                                                 1.21                           1.44                            96,289
   2012                                                 1.07                           1.21                            89,231
   2011                                                 1.10                           1.07                            82,607
   2010                                                 1.00                           1.10                             8,505

OAK RIDGE LARGE CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 1.47                         $ 1.51                             4,260
   2014                                                 1.36                           1.47                             4,837

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                             $  1.47                       $ 1.52                          15,288
   2014                                                1.37                         1.47                          12,088

OAK RIDGE SMALL CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                             $  1.52                       $ 1.43                         256,536
   2014                                                1.48                         1.52                         195,761
   2013                                                1.08                         1.48                         192,577
   2012                                                1.00 (05/24/12)              1.08                             573

OAK RIDGE SMALL CAP GROWTH FUND - Y CLASS
  BAND 125
   2015                                             $  1.53                       $ 1.45                       3,202,559
   2014                                                1.49                         1.53                       2,614,624
   2013                                                1.08                         1.49                       1,877,852

ONEAMERICA ASSET DIRECTOR PORTFOLIO - ADVISOR CLASS
  BAND 125
   2015                                             $  2.30                       $ 2.20                       6,987,731
   2014                                                2.14                         2.30                       8,887,647
   2013                                                1.84                         2.14                      10,367,756
   2012                                                1.69                         1.84                      10,803,920
   2011                                                1.71                         1.69                      10,146,496
   2010                                                1.55                         1.71                       8,725,992
   2009                                                1.25                         1.55                       7,470,761
   2008                                                1.70                         1.25                       5,115,585
   2007                                                1.64                         1.70                       3,412,279
   2006                                                1.51                         1.64                       1,815,170

  BAND 100
   2015                                             $  2.36                       $ 2.27                       1,399,394
   2014                                                2.20                         2.36                       1,075,613
   2013                                                1.88                         2.20                          31,983
   2012                                                1.73                         1.88                          24,216
   2011                                                1.74                         1.73                          17,807
   2010                                                1.58                         1.74                          19,462
   2009                                                1.26                         1.58                          12,620
   2008                                                1.72                         1.26                           5,468

  BAND 50
   2015                                             $  2.50                       $ 2.41                         918,366
   2014                                                2.32                         2.50                         989,215
   2013                                                1.97                         2.32                       1,007,449
   2012                                                1.80                         1.97                       1,080,960
   2011                                                1.80                         1.80                       1,161,183
   2010                                                1.63                         1.80                         743,174
   2009                                                1.30                         1.63                         571,136
   2008                                                1.76                         1.30                         573,237
   2007                                                1.69                         1.76                         605,736
   2006                                                1.55                         1.69                         578,466



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $ 2.66                        $ 2.58                         163,446
   2014                                               2.45                          2.66                         538,179
   2013                                               2.08                          2.45                         566,478
   2012                                               1.89                          2.08                         618,529
   2011                                               1.88                          1.89                         465,123
   2010                                               1.69                          1.88                         452,756
   2009                                               1.34                          1.69                         347,480
   2008                                               1.81                          1.34                         331,408
   2007                                               1.72                          1.81                         248,218
   2006                                               1.58                          1.72                         244,777

ONEAMERICA ASSET DIRECTOR PORTFOLIO - O CLASS
  BAND 125
   2015                                             $ 6.37                        $ 6.12                      10,526,062
   2014                                               5.93                          6.37                      11,830,740
   2013                                               5.08                          5.93                      14,271,855
   2012                                               4.66                          5.08                      17,247,904
   2011                                               4.68                          4.66                      17,987,933
   2010                                               4.24                          4.68                      18,575,947
   2009                                               3.40                          4.24                      18,707,633
   2008                                               4.62                          3.40                      18,548,557
   2007                                               4.45                          4.62                      21,938,209
   2006                                               4.08                          4.45                      18,879,420

  BAND 0
   2015                                             $ 2.61                        $ 2.54                       1,843,235
   2014                                               2.40                          2.61                       1,971,595
   2013                                               2.03                          2.40                       2,210,205
   2012                                               1.84                          2.03                       2,353,881
   2011                                               1.82                          1.84                       2,426,611
   2010                                               1.63                          1.82                       2,534,231

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - ADVISOR CLASS
  BAND 125
   2015                                             $ 1.43                        $ 1.41                         813,642
   2014                                               1.38                          1.43                         940,203
   2013                                               1.43                          1.38                       1,397,125
   2012                                               1.39                          1.43                       1,678,206
   2011                                               1.32                          1.39                       1,767,731
   2010                                               1.25                          1.32                       1,745,785
   2009                                               1.10                          1.25                       1,479,523
   2008                                               1.13                          1.10                         948,352
   2007                                               1.08                          1.13                         898,512
   2006                                               1.05                          1.08                         729,566

  BAND 100
   2015                                             $ 1.47                        $ 1.46                         127,275
   2014                                               1.41                          1.47                         135,975
   2013                                               1.46                          1.41                          13,530
   2012                                               1.42                          1.46                          13,285
   2011                                               1.34                          1.42                          12,017
   2010                                               1.27                          1.34                          13,890
   2009                                               1.11                          1.27                          12,103
   2008                                               1.14                          1.11                           4,593
   2007                                               1.08                          1.14                           2,216

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                               $ 1.56                         $ 1.55                           741,829
   2014                                                 1.49                           1.56                           738,591
   2013                                                 1.53                           1.49                           705,473
   2012                                                 1.48                           1.53                           771,350
   2011                                                 1.39                           1.48                           868,995
   2010                                                 1.31                           1.39                           688,254
   2009                                                 1.14                           1.31                           610,307
   2008                                                 1.16                           1.14                           535,444
   2007                                                 1.10                           1.16                           361,830
   2006                                                 1.07                           1.10                           306,017

  BAND 0
   2015                                               $ 1.66                         $ 1.66                                 -
   2014                                                 1.58                           1.66                                 -
   2013                                                 1.62                           1.58                                 -
   2012                                                 1.56                           1.62                           220,124
   2011                                                 1.45                           1.56                           216,644
   2010                                                 1.36                           1.45                            19,980

ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO - O CLASS
  BAND 125
   2015                                               $ 3.34                         $ 3.31                         3,708,495
   2014                                                 3.21                           3.34                         4,281,467
   2013                                                 3.32                           3.21                         5,385,313
   2012                                                 3.23                           3.32                         6,911,567
   2011                                                 3.04                           3.23                         7,163,965
   2010                                                 2.87                           3.04                         7,273,020
   2009                                                 2.52                           2.87                         6,703,963
   2008                                                 2.57                           2.52                         7,244,570
   2007                                                 2.45                           2.57                         7,662,171
   2006                                                 2.39                           2.45                         9,226,129

  BAND 0
   2015                                               $ 1.89                         $ 1.90                           731,789
   2014                                                 1.79                           1.89                           761,437
   2013                                                 1.83                           1.79                           649,509
   2012                                                 1.76                           1.83                           580,480
   2011                                                 1.64                           1.76                           337,671
   2010                                                 1.53                           1.64                           264,380

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.31                         $ 1.23                           664,395
   2014                                                 1.22                           1.31                           681,069
   2013                                                 0.94                           1.22                           622,503
   2012                                                 0.86                           0.94                           590,411
   2011                                                 0.91                           0.86                           570,709
   2010                                                 0.83                           0.91                           590,109
   2009                                                 0.64                           0.83                           461,841
   2008                                                 1.03                           0.64                            92,328
   2007                                                 1.01                           1.03                            39,600
   2006                                                 1.00 (03/31/06)                1.01                                32

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 1.34                         $  1.26                           65,386
   2014                                                 1.24                            1.34                           27,621
   2013                                                 0.96                            1.24                           11,546
   2012                                                 0.87                            0.96                            9,566
   2011                                                 0.92                            0.87                            7,667
   2010                                                 0.84                            0.92                            5,867
   2009                                                 0.65                            0.84                            4,387
   2008                                                 1.04                            0.65                            2,696
   2007                                                 1.02                            1.04                             1.26
   2006                                                 1.00 (03/31/06)                 1.02                              555

  BAND 0
   2015                                               $ 1.46                         $  1.39                           28,959
   2014                                                 1.34                            1.46                           20,052
   2013                                                 1.02                            1.34                           12,815
   2012                                                 0.93                            1.02                            1,653
   2011                                                 0.96                            0.93                          171,028
   2010                                                 0.87                            0.96                          219,890
   2009                                                 0.66                            0.87                          227,967
   2008                                                 1.06                            0.66                          233,697

ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO - O CLASS
  BAND 125
   2015                                               $ 1.35                         $  1.26                          101,140
   2014                                                 1.25                            1.35                        1,198,023
   2013                                                 0.96                            1.25                        1,280,803
   2012                                                 0.88                            0.96                          451,121
   2011                                                 0.92                            0.88                          456,376
   2010                                                 0.84                            0.92                          431,117
   2009                                                 0.65                            0.84                          409,816
   2008                                                 1.04                            0.65                          323,432
   2007                                                 1.02                            1.04                          934,786
   2006                                                 1.00 (03/31/06)                 1.02                          693,119

  BAND 25
   2015                                               $ 1.47                         $  1.39                                -
   2014                                                 1.35                            1.47                                -
   2013                                                 1.03                            1.35                                -
   2012                                                 0.93                            1.03                                -
   2011                                                 0.97                            0.93                                -
   2010                                                 0.87                            0.97                          130,456
   2009                                                 0.67                            0.87                          107,985
   2008                                                 1.06                            0.67                           51,129

ONEAMERICA VALUE PORTFOLIO - ADVISOR CLASS
  BAND 125
   2015                                               $ 2.70                         $  2.51                        1,330,073
   2014                                                 2.47                            2.70                        2,060,820
   2013                                                 1.89                            2.47                        2,660,702
   2012                                                 1.70                            1.89                        3,084,918
   2011                                                 1.76                            1.70                        3,114,402
   2010                                                 1.58                            1.76                        3,109,364
   2009                                                 1.23                            1.58                        3,013,295
   2008                                                 1.98                            1.23                        2,515,843
   2007                                                 1.94                            1.98                        2,706,754
   2006                                                 1.76                            1.94                        2,160,811

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                               $ 2.78                         $ 2.58                           217,725
   2014                                                 2.53                           2.78                           225,982
   2013                                                 1.94                           2.53                           156,285
   2012                                                 1.73                           1.94                           147,251
   2011                                                 1.80                           1.73                           128,224
   2010                                                 1.60                           1.80                           115,556
   2009                                                 1.25                           1.60                             6,232
   2008                                                 2.00                           1.25                             3,852
   2007                                                 1.96                           2.00                               988

  BAND 50
   2015                                               $ 2.94                         $ 2.75                           542,528
   2014                                                 2.66                           2.94                           592,790
   2013                                                 2.03                           2.66                           615,165
   2012                                                 1.81                           2.03                           620,540
   2011                                                 1.86                           1.81                           672,651
   2010                                                 1.65                           1.86                           640,094
   2009                                                 1.28                           1.65                           436,368
   2008                                                 2.05                           1.28                           383,363
   2007                                                 1.99                           2.05                           435,165
   2006                                                 1.77                           1.99                           445,204

  BAND 0
   2015                                               $ 3.13                         $ 2.94                            35,432
   2014                                                 2.82                           3.13                            35,641
   2013                                                 2.14                           2.82                            72,008
   2012                                                 1.89                           2.14                           144,759
   2011                                                 1.94                           1.89                           156,802
   2010                                                 1.72                           1.94                           150,521
   2009                                                 1.32                           1.72                            96,330
   2008                                                 2.10                           1.32                            78,347
   2007                                                 2.04                           2.10                           355,056

ONEAMERICA VALUE PORTFOLIO - O CLASS
  BAND 125
   2015                                               $ 8.71                         $ 8.11                         5,121,106
   2014                                                 7.93                           8.71                         6,100,059
   2013                                                 6.07                           7.93                         7,712,340
   2012                                                 5.42                           6.07                         9,747,420
   2011                                                 5.62                           5.42                        10,880,242
   2010                                                 5.02                           5.62                        11,107,774
   2009                                                 3.90                           5.02                        11,238,797
   2008                                                 6.26                           3.90                        11,924,811
   2007                                                 6.12                           6.26                        14,525,291
   2006                                                 5.46                           6.12                        15,817,104

  BAND 25
   2015                                               $ 9.74                         $ 9.16                                 -
   2014                                                 8.79                           9.74                                 -
   2013                                                 6.66                           8.79                                 -
   2012                                                 5.89                           6.66                                 -
   2011                                                 6.05                           5.89                                 -
   2010                                                 5.34                           6.05                            55,926
   2009                                                 4.11                           5.34                            49,043
   2008                                                 6.53                           4.11                            29,294

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 2.85                         $ 2.69                                 -
   2014                                                 2.57                           2.85                                 -
   2013                                                 1.94                           2.57                                 -
   2012                                                 1.71                           1.94                           270,079
   2011                                                 1.75                           1.71                           140,191
   2010                                                 1.54                           1.75                           127,854

  BAND S
   2015                                               $53.94                         $50.59                            69,637
   2014                                                48.76                          53.94                            73,702
   2013                                                37.04                          48.76                            78,527
   2012                                                32.84                          37.04                            87,115
   2011                                                33.80                          32.84                            95,299
   2010                                                29.92                          33.80                            98,038
   2009                                                23.08                          29.92                           116,143
   2008                                                36.77                          23.08                           114,523
   2007                                                35.69                          36.77                           129,107
   2006                                                31.59                          35.69                           151,386

OPPENHEIMER CORE BOND FUND - A CLASS
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $ 0.98                           179,594

OPPENHEIMER DEVELOPING MARKETS FUND - A CLASS
  BAND 125
   2015                                               $ 1.25                         $ 1.06                         9,514,266
   2014                                                 1.33                           1.25                         6,424,693
   2013                                                 1.24                           1.33                         6,303,821
   2012                                                 1.04                           1.24                         4,118,308
   2011                                                 1.29                           1.04                         2,627,929
   2010                                                 1.02                           1.29                           616,057

  BAND 100
   2015                                               $ 1.26                         $ 1.08                           403,604

  BAND 50
   2015                                               $ 1.30                         $ 1.11                             6,707

  BAND 0
   2015                                               $ 1.33                         $ 1.14                           652,720
   2014                                                 1.40                           1.33                           120,048
   2013                                                 1.29                           1.40                           132,573
   2012                                                 1.07                           1.29                         2,880,188

OPPENHEIMER DEVELOPING MARKETS FUND - Y CLASS
  BAND 125
   2015                                               $ 1.06                         $ 0.90                         9,593,035
   2014                                                 1.13                           1.06                         9,357,477
   2013                                                 1.05                           1.13                         8,884,508

  BAND 0
   2015                                               $ 1.10                         $ 0.95                         5,371,946
   2014                                                 1.15                           1.10                         4,648,385
   2013                                                 1.06                           1.15                         3,821,063

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER GLOBAL FUND - A CLASS
  BAND 125
   2015                                               $ 1.38                         $ 1.41                           314,520
   2014                                                 1.37                           1.38                           139,792
   2013                                                 1.09                           1.37                            35,822

  BAND 100
   2015                                               $ 1.38                         $ 1.42                           188,208

  BAND 50
   2015                                               $ 1.40                         $ 1.45                         1,124,020
   2014                                                 1.38                           1.40                           848,916
   2013                                                 1.09                           1.38                           864,171

  BAND 0
   2015                                               $ 1.41                         $ 1.47                             8,281
   2014                                                 1.38                           1.41                           666,562
   2013                                                 1.09                           1.38                           688,368

OPPENHEIMER GLOBAL FUND - Y CLASS
  BAND 125
   2015                                               $ 1.38                         $ 1.42                           542,430
   2014                                                 1.37                           1.38                           433,859
   2013                                                 1.09                           1.37                           208,266

OPPENHEIMER GLOBAL OPPORTUNITIES - A CLASS
  BAND 125
   2015                                               $ 1.34                         $ 1.50                           658,547
   2014                                                 1.40                           1.34                           332,449
   2013                                                 1.01                           1.40                           252,782
   2012                                                 0.93                           1.01                         1,280,138
   2011                                                 1.03                           0.93                            44,232

OPPENHEIMER GLOBAL OPPORTUNITIES  - Y CLASS
  BAND 125
   2015                                               $ 1.46                         $ 1.65                           107,867
   2014                                                 1.53                           1.46                            11,968

OPPENHEIMER GLOBAL STRATEGIC INCOME - A CLASS
  BAND 125
   2015                                               $ 1.31                         $ 1.26                           718,762
   2014                                                 1.29                           1.31                           418,784
   2013                                                 1.31                           1.29                         1,653,142
   2012                                                 1.17                           1.31                            27,355
   2011                                                 1.18                           1.17                           247,017
   2010                                                 1.03                           1.18                           210,386
   2009                                                 0.85                           1.03                           214,559
   2008                                                 1.03                           0.85                           201,573

  BAND 25
   2015                                               $ 1.41                         $ 1.38                                 -
   2014                                                 1.38                           1.41                                 -
   2013                                                 1.39                           1.38                                 -
   2012                                                 1.23                           1.39                                 -
   2011                                                 1.22                           1.23                                 -
   2010                                                 1.05                           1.22                           479,512
   2009                                                 0.87                           1.05                           488,168
   2008                                                 1.04                           0.87                           296,467

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 1.44                         $  1.41                           61,079
   2014                                                 1.40                            1.44                                -
   2013                                                 1.41                            1.40                           23,546

OPPENHEIMER GLOBAL STRATEGIC INCOME - Y CLASS
  BAND 125
   2015                                               $ 1.02                         $  0.99                          253,186
   2014                                                 1.01                            1.02                           72,003
   2013                                                 1.02                            1.01                           14,100

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - A CLASS
  BAND 125
   2015                                               $ 0.45                         $  0.34                          944,949
   2014                                                 0.54                            0.45                          572,439
   2013                                                 1.05                            0.54                          561,379
   2012                                                 1.17                            1.05                          335,149
   2011                                                 1.60                            1.17                          201,870
   2010                                                 1.05                            1.60                           27,308

  BAND 100
   2015                                               $ 0.46                         $  0.35                          174,447

OPPENHEIMER GOLD & SPECIAL MINERALS FUND - Y CLASS
  BAND 125
   2015                                               $ 0.42                         $  0.32                          531,970
   2014                                                 0.51                            0.42                          493,053
   2013                                                 0.98                            0.51                          156,221

OPPENHEIMER INTERNATIONAL BOND FUND - A CLASS
  BAND 125
   2015                                               $ 0.98                         $  0.93                        2,822,529
   2014                                                 0.99                            0.98                        2,806,579
   2013                                                 1.05                            0.99                        4,694,554
   2012                                                 0.96                            1.05                        1,094,997
   2011                                                 1.00 (06/23/11)                 0.96                          976,340

  BAND 100
   2015                                               $ 0.99                         $  0.94                          154,983

  BAND 0
   2015                                               $ 1.03                         $  0.99                          437,811
   2014                                                 1.02                            1.03                          192,157
   2013                                                 1.07                            1.02                          178,634

OPPENHEIMER INTERNATIONAL BOND FUND - Y CLASS
  BAND 125
   2015                                               $ 0.96                         $  0.92                        2,832,213
   2014                                                 0.97                            0.96                        2,305,601
   2013                                                 1.02                            0.97                        2,077,345



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER INTERNATIONAL GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 1.07                         $ 1.09                         3,638,698
   2014                                                 1.16                           1.07                         2,675,462
   2013                                                 0.94                           1.16                         3,201,044
   2012                                                 0.78                           0.94                           933,722
   2011                                                 0.86                           0.78                           125,545
   2010                                                 0.76                           0.86                            99,370
   2009                                                 0.56                           0.76                            36,372
   2008                                                 0.97                           0.56                               469

  BAND 100
   2015                                               $ 1.09                         $ 1.11                               990
   2014                                                 1.18                           1.09                             7,387
   2013                                                 0.95                           1.18                             6,811

  BAND 50
   2015                                               $ 1.12                         $ 1.15                             4,571
   2014                                                 1.22                           1.12                             5,769
   2013                                                 0.98                           1.22                             1,713

  BAND 0
   2015                                               $ 1.17                         $ 1.20                           672,925
   2014                                                 1.26                           1.17                           379,301
   2013                                                 1.00                           1.26                           299,856

OPPENHEIMER INTERNATIONAL GROWTH FUND - Y CLASS
  BAND 125
   2015                                               $ 1.23                         $ 1.25                        23,661,293
   2014                                                 1.34                           1.23                        17,636,882
   2013                                                 1.08                           1.34                         8,521,212

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - A CLASS (FORMERLY OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND)
  BAND 125
   2015                                               $ 1.53                         $ 1.74                         1,020,021
   2014                                                 1.55                           1.53                             9,272
   2013                                                 1.08                           1.55                            23,265

  BAND 100
   2015                                               $ 1.54                         $ 1.75                           226,447

OPPENHEIMER INTERNATIONAL SMALL-MID COMPANY FUND - Y CLASS (FORMERLY OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND)
  BAND 125
   2015                                               $ 1.54                         $ 1.75                         1,038,135
   2014                                                 1.55                           1.54                           633,120
   2013                                                 1.08                           1.55                           182,066



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MAIN STREET MID CAP FUND  - A CLASS (FORMERLY OPPENHEIMER MAIN STREET SMALL & MID CAP FUND)
  BAND 125
   2015                                               $ 0.90                         $ 0.82                         1,501,728
   2014                                                 0.81                           0.90                         1,438,316
   2013                                                 0.62                           0.81                         1,301,408
   2012                                                 0.53                           0.62                         2,609,738
   2011                                                 0.56                           0.53                         4,258,879
   2010                                                 0.46                           0.56                         2,442,279
   2009                                                 0.34                           0.46                         1,673,048
   2008                                                 0.55                           0.34                         1,072,143
   2007                                                 0.57                           0.55                           229,267

  BAND 100
   2015                                               $ 0.92                         $ 0.84                           439,085
   2014                                                 0.83                           0.92                           112,914
   2013                                                 0.63                           0.83                            72,486

  BAND 50
   2015                                               $ 0.96                         $ 0.88                             7,590
   2014                                                 0.86                           0.96                             8,349
   2013                                                 0.64                           0.86                             8,833

  BAND 0
   2015                                               $ 1.00                         $ 0.92                           217,137

OPPENHEIMER MAIN STREET MID CAP FUND  - Y CLASS (FORMERLY OPPENHEIMER MAIN STREET SMALL & MID CAP FUND)
  BAND 125
   2015                                               $ 1.60                         $ 1.47                         1,578,128
   2014                                                 1.43                           1.60                           813,283
   2013                                                 1.09                           1.43                           358,158

OPPENHEIMER MAIN STREET SELECT FUND - A CLASS
  BAND 125
   2015                                               $ 1.43                         $ 1.39                           604,972
   2014                                                 1.35                           1.43                           105,202
   2013                                                 1.06                           1.35                           103,343

  BAND 100
   2015                                               $ 1.44                         $ 1.40                            30,049

OPPENHEIMER MAIN STREET SELECT FUND - Y CLASS
  BAND 125
   2015                                               $ 1.44                         $ 1.41                            48,147
   2014                                                 1.35                           1.44                            52,232
   2013                                                 1.06                           1.35                            51,591

OPPENHEIMER MID CAP VALUE FUND - A CLASS (FORMERLY OPPENHEIMER SMALL & MID CAP VALUE FUND)
  BAND 125
   2015                                               $ 1.59                         $ 1.46                         1,024,665
   2014                                                 1.46                           1.59                             2,026
   2013                                                 1.07                           1.46                             1,864

  BAND 100
   2015                                               $ 1.60                         $ 1.47                           128,861

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

OPPENHEIMER MID CAP VALUE FUND - Y CLASS (FORMERLY OPPENHEIMER SMALL & MID CAP VALUE FUND)
  BAND 125
   2015                                             $ 1.60                        $ 1.47                        139,272
   2014                                               1.46                          1.60                         29,121
   2013                                               1.07                          1.46                            843

OPPENHEIMER SENIOR FLOATING RATE FUND - A CLASS
  BAND 125
   2015                                             $ 0.98                        $ 0.95                         34,372
   2014                                               1.00 (06/26/14)               0.98                         28,169

OPPENHEIMER SENIOR FLOATING RATE FUND - Y CLASS
  BAND 125
   2015                                             $ 0.98                        $ 0.95                         32,661

OPPENHEIMER VALUE FUND - A CLASS
  BAND 125
   2015                                             $ 1.26                        $ 1.20                        249,364
   2014                                               1.16                          1.26                        166,074
   2013                                               0.90                          1.16                        685,152
   2012                                               0.80                          0.90                         25,333
   2011                                               0.85                          0.80                         11,310
   2010                                               0.75                          0.85                          6,931

  BAND 0
   2015                                             $ 1.38                        $ 1.33                         30,691

OPPENHEIMER VALUE FUND - Y CLASS
  BAND 125
   2015                                             $ 1.50                        $ 1.43                         29,107
   2014                                               1.37                          1.50                         33,897
   2013                                               1.06                          1.37                         28,082

PARNASSUS CORE EQUITY FUND - INVESTOR CLASS
  BAND 125
   2015                                             $ 1.82                        $ 1.79                      6,938,021
   2014                                               1.61                          1.82                      6,579,264
   2013                                               1.22                          1.61                      6,081,821
   2012                                               1.07                          1.22                        200,065

PARNASSUS FUND
  BAND 125
   2015                                             $ 1.91                        $ 1.89                      1,038,120
   2014                                               1.69                          1.91                        975,914
   2013                                               1.27                          1.69                        993,619
   2012                                               1.02                          1.27                        993,452
   2011                                               1.09                          1.02                        952,129

PARNASSUS MID CAP FUND
  BAND 125
   2015                                             $ 1.80                        $ 1.76                        887,043
   2014                                               1.64                          1.80                        480,155
   2013                                               1.29                          1.64                        499,477
   2012                                               1.11                          1.29                          2,441
   2011                                               1.08                          1.11                          1,693

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $ 1.90                        $ 1.88                      1,076,133

PAX WORLD BALANCED FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2015                                             $ 1.71                        $ 1.68                         27,400
   2014                                               1.60                          1.71                         23,743
   2013                                               1.39                          1.60                          7,017
   2012                                               1.27                          1.39                          2,726

PAX WORLD BALANCED FUND - R CLASS
  BAND 125
   2015                                             $ 1.68                        $ 1.65                        721,820
   2014                                               1.58                          1.68                        690,720
   2013                                               1.38                          1.58                        833,588
   2012                                               1.26                          1.38                        847,490
   2011                                               1.30                          1.26                        661,896
   2010                                               1.18                          1.30                        620,302
   2009                                               1.00 (05/01/09)               1.18                        583,028

  BAND 100
   2015                                             $ 1.71                        $ 1.68                         84,607
   2014                                               1.60                          1.71                         84,763

  BAND 0
   2015                                             $ 1.81                        $ 1.80                          7,955
   2014                                               1.68                          1.81                          5,221
   2013                                               1.45                          1.68                          3,018
   2012                                               1.30                          1.45                          3,309
   2011                                               1.33                          1.30                        300,303
   2010                                               1.19                          1.33                        275,327

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND - INDIVIDUAL INVESTOR CLASS
  BAND 125
   2015                                             $ 1.86                        $ 1.81                        185,794
   2014                                               1.93                          1.86                        166,446
   2013                                               1.48                          1.93                          6,423
   2012                                               1.26                          1.48                          6,423
   2011                                               1.42                          1.26                          6,589

PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND - R CLASS
  BAND 125
   2015                                             $ 1.83                        $ 1.78                        225,876
   2014                                               1.91                          1.83                        365,329
   2013                                               1.47                          1.91                        374,005
   2012                                               1.25                          1.47                        397,797
   2011                                               1.42                          1.25                        179,504
   2010                                               1.29                          1.42                        122,605
   2009                                               1.00 (05/01/09)               1.29                         75,513

  BAND 100
   2015                                             $ 1.86                        $ 1.81                         17,201
   2014                                               1.93                          1.86                          7,844



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                              $ 1.97                       $  1.93                         17,271
   2014                                                2.03                          1.97                         10,034
   2013                                                1.54                          2.03                          7,460
   2012                                                1.29                          1.54                          6,796
   2011                                                1.45                          1.29                          3,274
   2010                                                1.30                          1.45                          2,241
   2009                                                1.00 (05/01/09)               1.30                            406

PAYDEN EMERGING MARKETS BOND - INVESTOR CLASS
  BAND 125
   2015                                              $ 1.14                       $  1.12                        292,036
   2014                                                1.10                          1.14                        231,793
   2013                                                1.20                          1.10                         56,463
   2012                                                1.01                          1.20                         17,822

  BAND 0
   2015                                              $ 1.20                       $  1.19                        356,312
   2014                                                1.14                          1.20                        394,082
   2013                                                1.23                          1.14                        604,124
   2012                                                1.03                          1.23                        801,108

PERKINS MID CAP VALUE - A CLASS
  BAND 125
   2015                                              $ 1.55                       $  1.47                         22,716
   2014                                                1.45                          1.55                         19,314
   2013                                                1.16                          1.45                      4,360,263
   2012                                                1.07                          1.16                      4,501,986
   2011                                                1.11                          1.07                      4,395,335
   2010                                                1.00 (05/27/10)               1.11                      3,907,363

PERKINS MID CAP VALUE - R CLASS
  BAND 125
   2015                                              $ 1.58                       $  1.49                        824,186
   2014                                                1.47                          1.58                        909,407
   2013                                                1.19                          1.47                      2,114,375
   2012                                                1.10                          1.19                      2,953,743
   2011                                                1.15                          1.10                      2,542,169
   2010                                                1.02                          1.15                      1,975,053
   2009                                                0.78                          1.02                      1,100,820
   2008                                                1.10                          0.78                        200,230

  BAND 100
   2015                                              $ 1.61                       $  1.53                         72,213
   2014                                                1.50                          1.61                         78,547
   2013                                                1.21                          1.50                         11,299
   2012                                                1.11                          1.21                          8,672
   2011                                                1.16                          1.11                          6,168
   2010                                                1.03                          1.16                          3,629
   2009                                                0.79                          1.03                          2,410
   2008                                                1.10                          0.79                            598



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 50
    2015                                             $ 1.68                        $ 1.60                          46,224
    2014                                               1.56                          1.68                          41,846
    2013                                               1.25                          1.56                          41,530
    2012                                               1.14                          1.25                          33,428
    2011                                               1.18                          1.14                          27,893

  BAND 0
    2015                                             $ 1.75                        $ 1.67                          10,417
    2014                                               1.61                          1.75                          13,884
    2013                                               1.29                          1.61                          30,492
    2012                                               1.17                          1.29                         164,113
    2011                                               1.21                          1.17                         154,141
    2010                                               1.06                          1.21                          34,837
    2009                                               0.81                          1.06                           4,070

PERKINS SMALL CAP VALUE - SERVICE CLASS
  BAND 125
    2015                                             $ 2.12                        $ 2.04                         488,973
    2014                                               2.01                          2.12                         606,027
    2013                                               1.57                          2.01                         633,541
    2012                                               1.46                          1.57                         771,812
    2011                                               1.54                          1.46                         837,291
    2010                                               1.33                          1.54                         684,370
    2009                                               0.98                          1.33                         362,822
    2008                                               1.50                          0.98                         287,793
    2007                                               1.60                          1.50                          83,033
    2006                                               1.33                          1.60                          31,334

  BAND 100
    2015                                             $ 2.18                        $ 2.10                           7,806

  BAND 25
    2015                                             $ 2.38                        $ 2.30                               -
    2014                                               2.23                          2.38                               -
    2013                                               1.73                          2.23                               -
    2012                                               1.59                          1.73                               -
    2011                                               1.66                          1.59                               -
    2010                                               1.41                          1.66                         147,203
    2009                                               1.03                          1.41                         114,211
    2008                                               1.56                          1.03                          63,587

  BAND 0
    2015                                             $ 2.44                        $ 2.37                          16,974
    2014                                               2.29                          2.44                          12,983
    2013                                               1.77                          2.29                          10,990
    2012                                               1.62                          1.77                           7,263
    2011                                               1.69                          1.62                           5,411
    2010                                               1.43                          1.69                           3,919

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO ALL ASSET FUND - ADMIN CLASS
  BAND 125
    2015                                             $ 1.09                        $ 0.98                         804,970
    2014                                               1.10                          1.09                         772,823
    2013                                               1.11                          1.10                         811,969
    2012                                               0.97                          1.11                          57,525
    2011                                               1.00 (06/23/11)               0.97                          19,579

PIMCO ALL ASSET FUND - R CLASS
  BAND 125
    2015                                             $ 1.02                        $ 0.91                          26,139
    2014                                               1.03                          1.02                         171,370
    2013                                               1.00 (06/20/13)               1.03                          49,313

PIMCO COMMODITIESPLUS STRATEGY - ADMIN CLASS
  BAND 125
    2015                                             $ 0.94                        $ 0.66                       1,106,829

PIMCO COMMODITY REAL RETURN STRATEGY - ADMIN CLASS
  BAND 125
    2015                                             $ 1.56                        $ 1.14                         480,229
    2014                                               1.94                          1.56                           7,541
    2013                                               2.00 (06/20/13)               1.94                         322,728

PIMCO COMMODITY REAL RETURN STRATEGY - R CLASS
  BAND 125
    2015                                             $ 1.56                        $ 1.13                          17,174
    2014                                               1.94                          1.56                           5,430

PIMCO HIGH YIELD - ADMIN CLASS
  BAND 125
    2015                                             $ 2.16                        $ 2.09                       1,537,956
    2014                                               2.12                          2.16                       2,064,628
    2013                                               2.03                          2.12                       3,006,584
    2012                                               1.80                          2.03                       3,168,957
    2011                                               1.76                          1.80                       3,680,424
    2010                                               1.56                          1.76                       3,640,277
    2009                                               1.10                          1.56                       2,716,640
    2008                                               1.46                          1.10                       2,738,463
    2007                                               1.43                          1.46                       4,006,402
    2006                                               1.33                          1.43                       3,158,179

  BAND 0
    2015                                             $ 2.53                        $ 2.47                         338,297
    2014                                               2.45                          2.53                         359,777
    2013                                               2.32                          2.45                         305,756
    2012                                               2.03                          2.32                         323,419
    2011                                               1.96                          2.03                         269,113
    2010                                               1.72                          1.96                         235,432



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIMCO HIGH YIELD - R CLASS
  BAND 125
   2015                                               $ 1.84                         $ 1.77                           803,140
   2014                                                 1.81                           1.84                         1,184,784
   2013                                                 1.74                           1.81                         1,301,889
   2012                                                 1.55                           1.74                         1,306,478
   2011                                                 1.52                           1.55                         1,374,856
   2010                                                 1.35                           1.52                         1,246,070
   2009                                                 0.96                           1.35                         1,041,692
   2008                                                 1.28                           0.96                           764,134
   2007                                                 1.26                           1.28                           590,480
   2006                                                 1.17                           1.26                           571,898

  BAND 100
   2015                                               $ 1.89                         $ 1.83                           137,230
   2014                                                 1.86                           1.89                           155,388
   2013                                                 1.79                           1.86                             5,125
   2012                                                 1.58                           1.79                            26,156
   2011                                                 1.55                           1.58                            24,823
   2010                                                 1.38                           1.55                            22,441
   2009                                                 0.97                           1.38                            20,626
   2008                                                 1.29                           0.97                            18,736

  BAND 50
   2015                                               $ 2.00                         $ 1.94                           198,254
   2014                                                 1.96                           2.00                           191,445
   2013                                                 1.87                           1.96                           224,638
   2012                                                 1.65                           1.87                           210,156
   2011                                                 1.60                           1.65                           190,865
   2010                                                 1.42                           1.60                           149,690
   2009                                                 1.00                           1.42                           177,077
   2008                                                 1.32                           1.00                           101,346
   2007                                                 1.29                           1.32                            86,486

  BAND 0
   2015                                               $ 2.12                         $ 2.06                            95,788
   2014                                                 2.06                           2.12                            90,185
   2013                                                 1.96                           2.06                            86,690
   2012                                                 1.72                           1.96                            83,048
   2011                                                 1.66                           1.72                            63,438
   2010                                                 1.46                           1.66                            39,868
   2009                                                 1.02                           1.46                            17,437

PIMCO INCOME FUND - ADMIN CLASS
  BAND 125
   2015                                               $ 1.12                         $ 1.13                         2,376,463
   2014                                                 1.06                           1.12                         2,208,670
   2013                                                 1.02                           1.06                           291,009

PIMCO INCOME FUND - R CLASS
  BAND 125
   2015                                               $ 1.11                         $ 1.11                           672,377
   2014                                                 1.05                           1.11                           367,485
   2013                                                 1.02                           1.05                           931,257

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PIMCO REAL RETURN FUND - ADMIN CLASS
  BAND 125
   2015                                              $ 1.12                       $  1.07                      5,729,439
   2014                                                1.10                          1.12                      5,629,364
   2013                                                1.22                          1.10                      4,806,815
   2012                                                1.14                          1.22                      2,478,912
   2011                                                1.03                          1.14                        594,719
   2010                                                1.00 (05/27/10)               1.03                          1,672

  BAND 0
   2015                                              $ 1.18                       $  1.15                        210,664
   2014                                                1.15                          1.18                        196,175

PIMCO REAL RETURN FUND - R CLASS
  BAND 125
   2015                                              $ 1.10                       $  1.05                      1,564,745
   2014                                                1.08                          1.10                      1,606,781
   2013                                                1.21                          1.08                      1,200,747
   2012                                                1.13                          1.21                        773,149
   2011                                                1.03                          1.13                        209,010
   2010                                                1.00 (05/27/10)               1.03                            167

  BAND 0
   2015                                              $ 1.16                       $  1.12                        284,023
   2014                                                1.13                          1.16                        351,072

PIMCO TOTAL RETURN FUND - ADMIN CLASS
  BAND 125
   2015                                              $ 1.48                       $  1.47                     16,449,844
   2014                                                1.44                          1.48                     32,531,748
   2013                                                1.49                          1.44                     58,632,522
   2012                                                1.37                          1.49                     54,380,902
   2011                                                1.33                          1.37                     43,049,477
   2010                                                1.24                          1.33                     30,193,638
   2009                                                1.11                          1.24                     16,339,829
   2008                                                1.07                          1.11                      9,428,320
   2007                                                1.00 (05/24/07)               1.07                      6,760,078

  BAND 100
   2015                                              $ 1.51                       $  1.50                          8,862
   2014                                                1.46                          1.51                          8,862
   2013                                                1.51                          1.46                          8,862
   2012                                                1.38                          1.51                          8,862

  BAND 0
   2015                                              $ 1.63                       $  1.64                      1,176,985
   2014                                                1.56                          1.63                      1,202,015
   2013                                                1.59                          1.56                      1,246,769
   2012                                                1.45                          1.59                      1,432,632
   2011                                                1.39                          1.45                      1,340,782
   2010                                                1.28                          1.39                      1,368,629



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIMCO TOTAL RETURN FUND - R CLASS
  BAND 125
   2015                                               $ 1.54                         $ 1.53                         9,104,459
   2014                                                 1.50                           1.54                        15,368,712
   2013                                                 1.56                           1.50                        22,154,552
   2012                                                 1.44                           1.56                        22,594,506
   2011                                                 1.41                           1.44                        18,591,317
   2010                                                 1.32                           1.41                        14,195,232
   2009                                                 1.18                           1.32                         8,336,507
   2008                                                 1.15                           1.18                         3,643,842
   2007                                                 1.08                           1.15                         1,373,463
   2006                                                 1.05                           1.08                         6,858,795

  BAND 100
   2015                                               $ 1.59                         $ 1.57                           886,694
   2014                                                 1.54                           1.59                           940,853
   2013                                                 1.60                           1.54                            33,032
   2012                                                 1.47                           1.60                            56,310
   2011                                                 1.44                           1.47                            49,991
   2010                                                 1.34                           1.44                            86,483
   2009                                                 1.20                           1.34                            65,536
   2008                                                 1.16                           1.20                            64,561
   2007                                                 1.08                           1.16                            15,984
   2006                                                 1.06                           1.08                             6,441

  BAND 50
   2015                                               $ 1.68                         $ 1.67                            72,248
   2014                                                 1.62                           1.68                            69,397
   2013                                                 1.67                           1.62                            67,911
   2012                                                 1.53                           1.67                            63,513
   2011                                                 1.49                           1.53                            62,707
   2010                                                 1.38                           1.49                            13,235

  BAND 0
   2015                                               $ 1.78                         $ 1.78                           647,381
   2014                                                 1.71                           1.78                         1,280,647
   2013                                                 1.75                           1.71                         1,581,858
   2012                                                 1.60                           1.75                         1,770,587
   2011                                                 1.54                           1.60                         1,036,725
   2010                                                 1.43                           1.54                           473,728
   2009                                                 1.26                           1.43                           245,381
   2008                                                 1.21                           1.26                             8,127
   2007                                                 1.12                           1.21                             6,876

PIONEER BOND FUND - A CLASS
  BAND 125
   2015                                               $ 1.04                         $ 1.03                         8,325,651
   2014                                                 0.99                           1.04                         5,663,682
   2013                                                 1.00                           0.99                            77,462

  BAND 100
   2015                                               $ 1.04                         $ 1.03                           446,236



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 1.07                         $ 1.07                         1,039,711
   2014                                                 1.01                           1.07                         1,046,068
   2013                                                 1.00                           1.01                           269,692

PIONEER BOND FUND - Y CLASS
  BAND 125
   2015                                               $ 1.04                         $ 1.03                        25,189,411
   2014                                                 1.00                           1.04                        16,702,846
   2013                                                 1.00                           1.00                           285,805

PIONEER EMERGING MARKETS FUND - A CLASS
  BAND 125
   2015                                               $ 0.86                         $ 0.71                            70,540
   2014                                                 1.00                           0.86                            96,632
   2013                                                 1.04                           1.00                           112,529
   2012                                                 0.94                           1.04                           127,599
   2011                                                 1.26                           0.94                           660,579
   2010                                                 1.10                           1.26                           826,823
   2009                                                 0.64                           1.10                           678,046
   2008                                                 1.59                           0.64                           365,862
   2007                                                 1.13                           1.59                           166,997

  BAND 0
   2015                                               $ 0.95                         $ 0.79                                 -
   2014                                                 1.10                           0.95                                 -
   2013                                                 1.12                           1.10                                 -
   2012                                                 1.01                           1.12                            15,198
   2011                                                 1.33                           1.01                            11,205
   2010                                                 1.14                           1.33                            50,198
   2009                                                 0.66                           1.14                            50,157
   2008                                                 1.61                           0.66                             2,494

PIONEER EQUITY INCOME FUND - A CLASS
  BAND 125
   2015                                               $ 1.41                         $ 1.40                           866,357
   2014                                                 1.27                           1.41                           492,998
   2013                                                 1.00                           1.27                         1,933,672
   2012                                                 0.92                           1.00                            94,358
   2011                                                 0.87                           0.92                            15,071
   2010                                                 0.74                           0.87                             8,330
   2009                                                 0.68                           0.74                             3,190

PIONEER EQUITY INCOME FUND - Y CLASS
  BAND 125
   2015                                               $ 1.50                         $ 1.49                           732,404
   2014                                                 1.34                           1.50                             4,141
   2013                                                 1.05                           1.34                            37,694

PIONEER FUND - A CLASS
  BAND 125
   2015                                               $ 1.51                         $ 1.49                           137,498

  BAND 100
   2015                                               $ 1.52                         $ 1.50                            59,718

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER FUND VCT PORTFOLIO - I CLASS
  BAND 125
    2015                                            $ 2.00                          $ 1.97                            675,801
    2014                                              1.82                            2.00                            772,117
    2013                                              1.38                            1.82                          1,053,562
    2012                                              1.27                            1.38                          1,215,288
    2011                                              1.35                            1.27                          1,603,035
    2010                                              1.17                            1.35                          3,265,727
    2009                                              0.95                            1.17                          3,364,703
    2008                                              1.46                            0.95                          3,541,380
    2007                                              1.41                            1.46                          3,557,248
    2006                                              1.23                            1.41                          4,397,803

PIONEER FUNDAMENTAL GROWTH FUND - A CLASS
  BAND 125
    2015                                            $ 1.56                          $ 1.63                          1,078,572
    2014                                              1.38                            1.56                          1,059,287
    2013                                              1.05                            1.38                            891,834
    2012                                              1.00 (05/24/12)                 1.05                            472,247

  BAND 0
    2015                                            $ 1.61                          $ 1.71                            776,788
    2014                                              1.41                            1.61                            419,312

PIONEER FUNDAMENTAL GROWTH FUND - Y CLASS
  BAND 125
    2015                                            $ 1.57                          $ 1.65                          3,948,833
    2014                                              1.39                            1.57                          1,185,823
    2013                                              1.06                            1.39                          1,297,117
    2012                                              1.00 (05/24/12)                 1.06                              3,923

PIONEER HIGH YIELD FUND - A CLASS
  BAND 125
    2015                                            $ 1.13                          $ 1.06                            443,830
    2014                                              1.15                            1.13                             20,255
    2013                                              1.04                            1.15                            475,865

  BAND 100
    2015                                            $ 1.14                          $ 1.07                            227,850

  BAND 50
    2015                                            $ 1.15                          $ 1.09                             88,542
    2014                                              1.16                            1.15                            121,113
    2013                                              1.04                            1.16                            118,242

PIONEER HIGH-YIELD FUND - Y CLASS
  BAND 125
    2015                                            $ 1.14                          $ 1.07                              9,057
    2014                                              1.15                            1.14                              4,568

PIONEER MID CAP VALUE FUND - A CLASS
  BAND 125
    2015                                            $ 1.59                          $ 1.47                            119,561
    2014                                              1.40                            1.59                                373
    2013                                              1.07                            1.40                                101

  BAND 100
    2015                                            $ 1.60                          $ 1.48                             27,349

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

PIONEER MID CAP VALUE FUND - Y CLASS
  BAND 125
    2015                                            $ 1.60                          $  1.49                            10,439

PIONEER SELECT MID CAP GROWTH FUND - A CLASS
  BAND 125
    2015                                            $ 1.64                          $  1.64                           378,206
    2014                                              1.52                             1.64                            78,553

PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO - I CLASS
  BAND 125
    2015                                            $ 2.95                          $  2.97                         3,683,944
    2014                                              2.73                             2.95                         4,017,679
    2013                                              1.94                             2.73                         4,557,821
    2012                                              1.84                             1.94                         5,399,665
    2011                                              1.90                             1.84                         6,289,827
    2010                                              1.60                             1.90                         6,585,204
    2009                                              1.12                             1.60                         6,891,974
    2008                                              1.76                             1.12                         6,992,977
    2007                                              1.86                             1.76                         9,469,091
    2006                                              1.78                             1.86                        12,120,267

PIONEER STRATEGIC INCOME - A CLASS
  BAND 125
    2015                                            $ 1.13                          $  1.10                         1,267,679
    2014                                              1.09                             1.13                         1,279,619
    2013                                              1.09                             1.09                         1,082,068
    2012                                              0.99                             1.09                           376,469
    2011                                              1.00 (06/23/11)                  0.99                             1,401

  BAND 0
    2015                                            $ 1.18                          $  1.16                            67,281
    2014                                              1.13                             1.18                            43,358

PIONEER STRATEGIC INCOME FUND - Y CLASS
  BAND 125
    2015                                            $ 1.00 (08/07/15)               $  0.97                           762,112

  BAND 0
    2015                                            $ 1.00 (08/07/15)               $  0.98                             9,877

PRUDENTIAL FINANCIAL SERVICES FUND - A CLASS
  BAND 125
    2015                                            $ 1.48                          $  1.30                           147,320
    2014                                              1.59                             1.48                           199,476
    2013                                              1.25                             1.59                           252,635
    2012                                              0.95                             1.25                           132,685
    2011                                              1.19                             0.95                            84,943
    2010                                              1.02                             1.19                            11,141

  BAND 100
    2015                                            $ 1.50                          $  1.32                            32,681
    2014                                              1.61                             1.50                            28,520
    2013                                              1.26                             1.61                               727
    2012                                              0.96                             1.26                             2,969

                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2015                                          $  1.58                       $ 1.40                          1,365
    2014                                             1.67                         1.58                          1,943
    2013                                             1.30                         1.67                          2,593
    2012                                             0.98                         1.30                            159
    2011                                             1.20                         0.98                            358

PRUDENTIAL FINANCIAL SERVICES FUND - Z CLASS
  BAND 125
    2015                                          $  1.50                       $ 1.32                        142,879
    2014                                             1.61                         1.50                        234,402
    2013                                             1.26                         1.61                        213,927
    2012                                             0.96                         1.26                        100,464
    2011                                             1.19                         0.96                         81,788

PRUDENTIAL GLOBAL REAL ESTATE FUND - A CLASS
  BAND 125
    2015                                          $  1.62                       $ 1.60                        468,172
    2014                                             1.44                         1.62                        435,196
    2013                                             1.41                         1.44                        564,275
    2012                                             1.12                         1.41                        423,435
    2011                                             1.21                         1.12                        241,213
    2010                                             1.00 (05/27/10)              1.21                         14,680

  BAND 100
    2015                                          $  1.64                       $ 1.62                        107,556
    2014                                             1.45                         1.64                        111,813

  BAND 0
    2015                                          $  1.72                       $ 1.71                          9,191
    2014                                             1.51                         1.72                        233,043
    2013                                             1.45                         1.51                          6,440
    2012                                             1.15                         1.45                         85,323
    2011                                             1.22                         1.15                         81,849

PRUDENTIAL GLOBAL REAL ESTATE FUND - Z CLASS
  BAND 125
    2015                                          $  1.64                       $ 1.63                      4,125,624
    2014                                             1.46                         1.64                      3,769,563
    2013                                             1.42                         1.46                      1,924,640
    2012                                             1.13                         1.42                        750,532
    2011                                             1.21                         1.13                        351,243
    2010                                             1.00 (05/27/10)              1.21                        122,878

  BAND 0
    2015                                          $  1.74                       $ 1.74                      1,263,582
    2014                                             1.52                         1.74                      1,818,599
    2013                                             1.47                         1.52                      1,978,304
    2012                                             1.15                         1.47                      2,259,241



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL HIGH YIELD FUND - A CLASS
  BAND 125
    2015                                             $ 1.38                        $ 1.33                       3,043,215
    2014                                               1.36                          1.38                       3,100,337
    2013                                               1.29                          1.36                       3,113,756
    2012                                               1.15                          1.29                       1,814,111
    2011                                               1.11                          1.15                         461,320
    2010                                               1.00 (05/27/10)               1.11                          24,381

  BAND 100
    2015                                             $ 1.40                        $ 1.34                         853,358
    2014                                               1.38                          1.40                         617,821
    2013                                               1.30                          1.38                             153

  BAND 0
    2015                                             $ 1.46                        $ 1.42                         134,303
    2014                                               1.43                          1.46                          89,822
    2013                                               1.33                          1.43                              20

PRUDENTIAL HIGH YIELD FUND - Z CLASS
  BAND 125
    2015                                             $ 1.40                        $ 1.35                      11,178,894
    2014                                               1.38                          1.40                       7,384,604
    2013                                               1.30                          1.38                       7,203,230
    2012                                               1.15                          1.30                       7,203,555
    2011                                               1.11                          1.15                       1,401,886
    2010                                               1.00 (05/27/10)               1.11                         485,089

  BAND 0
    2015                                             $ 1.48                        $ 1.44                         190,017
    2014                                               1.44                          1.48                         162,571
    2013                                               1.34                          1.44                         564,636
    2012                                               1.18                          1.34                         485,084

PRUDENTIAL JENNISON 20/20 FOCUS - A CLASS
  BAND 125
    2015                                             $ 1.63                        $ 1.69                         108,758
    2014                                               1.56                          1.63                         126,421
    2013                                               1.22                          1.56                         271,338
    2012                                               1.10                          1.22                         178,893
    2011                                               1.16                          1.10                         142,547
    2010                                               1.00 (05/27/10)               1.16                          11,571

  BAND 100
    2015                                             $ 1.65                        $ 1.71                          87,318
    2014                                               1.57                          1.65                          96,299

PRUDENTIAL JENNISON 20/20 FOCUS - Z CLASS
  BAND 125
    2015                                             $ 1.66                        $ 1.71                           2,804
    2014                                               1.57                          1.66                           1,061
    2013                                               1.23                          1.57                         245,685
    2012                                               1.10                          1.23                         313,758
    2011                                               1.16                          1.10                         290,652

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - A CLASS
  BAND 125
   2015                                             $ 3.42                        $ 3.55                        827,535
   2014                                               2.56                          3.42                        530,485
   2013                                               1.66                          2.56                        675,739
   2012                                               1.34                          1.66                        408,777
   2011                                               1.21                          1.34                        164,560
   2010                                               1.03                          1.21                         15,814

  BAND 100
   2015                                             $ 3.46                        $ 3.60                        340,910
   2014                                               2.58                          3.46                        250,136
   2013                                               1.67                          2.58                          2,815
   2012                                               1.35                          1.67                          2,644

  BAND 0
   2015                                             $ 3.64                        $ 3.82                              -
   2014                                               2.69                          3.64                              -
   2013                                               1.72                          2.69                              -
   2012                                               1.38                          1.72                         10,057

PRUDENTIAL JENNISON HEALTH SCIENCES FUND - Z CLASS
  BAND 125
   2015                                             $ 3.47                        $ 3.61                      1,305,928
   2014                                               2.59                          3.47                        977,638
   2013                                               1.67                          2.59                        730,130
   2012                                               1.35                          1.67                        459,585
   2011                                               1.21                          1.35                        141,943

PRUDENTIAL JENNISON MID CAP GROWTH FUND - A CLASS
  BAND 125
   2015                                             $ 1.89                        $ 1.82                      2,750,737
   2014                                               1.75                          1.89                      2,825,271
   2013                                               1.39                          1.75                      2,865,318
   2012                                               1.21                          1.39                      2,272,166
   2011                                               1.20                          1.21                        833,948
   2010                                               1.02                          1.20                        125,190

  BAND 100
   2015                                             $ 1.91                        $ 1.84                        631,730
   2014                                               1.77                          1.91                        602,861
   2013                                               1.40                          1.77                          2,112
   2012                                               1.22                          1.40                          1,110

PRUDENTIAL JENNISON MID CAP GROWTH FUND - Z CLASS
  BAND 125
   2015                                             $ 1.92                        $ 1.85                      8,573,639
   2014                                               1.77                          1.92                      8,524,807
   2013                                               1.40                          1.77                      8,589,917
   2012                                               1.22                          1.40                      7,164,718
   2011                                               1.21                          1.22                      4,698,055
   2010                                               1.02                          1.21                      2,366,801



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $  2.04                       $ 1.99                       1,383,713
   2014                                                1.87                         2.04                       1,245,641
   2013                                                1.46                         1.87                       1,709,726
   2012                                                1.25                         1.46                       1,827,836

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - A CLASS
  BAND 125
   2015                                             $  0.86                       $ 0.60                         805,341
   2014                                                1.09                         0.86                         856,358
   2013                                                1.01                         1.09                         846,576
   2012                                                1.05                         1.01                         625,061
   2011                                                1.31                         1.05                         429,634
   2010                                                1.04                         1.31                          14,085

  BAND 100
   2015                                             $  0.87                       $ 0.61                          75,993
   2014                                                1.10                         0.87                          58,113

  BAND 0
   2015                                             $  0.92                       $ 0.65                          59,098
   2014                                                1.15                         0.92                          39,348
   2013                                                1.05                         1.15                          19,065
   2012                                                1.08                         1.05                          11,161
   2011                                                1.32                         1.08                           7,568

PRUDENTIAL JENNISON NATURAL RESOURCES FUND - Z CLASS
  BAND 125
   2015                                             $  0.88                       $ 0.61                       1,793,825
   2014                                                1.11                         0.88                       1,443,603
   2013                                                1.02                         1.11                       1,292,196
   2012                                                1.06                         1.02                       1,032,642
   2011                                                1.31                         1.06                         747,545
   2010                                                1.04                         1.31                         111,988

PRUDENTIAL JENNISON SMALL COMPANY - A CLASS
  BAND 125
   2015                                             $  1.46                       $ 1.38                         555,574
   2014                                                1.37                         1.46                         392,335
   2013                                                1.03                         1.37                         474,775
   2012                                                0.92                         1.03                         446,337

PRUDENTIAL JENNISON SMALL COMPANY - Z CLASS
  BAND 125
   2015                                             $  1.47                       $ 1.40                       2,549,103
   2014                                                1.38                         1.47                       2,172,499
   2013                                                1.04                         1.38                       1,654,985
   2012                                                0.92                         1.04                          34,010

PRUDENTIAL QMA MID CAP VALUE FUND - A CLASS (FORMERLY PRUDENTIAL MID CAP VALUE)
  BAND 125
   2015                                             $  1.04                       $ 0.96                         117,987

PRUDENTIAL QMA MID CAP VALUE FUND - Z CLASS (FORMERLY PRUDENTIAL MID CAP VALUE)
  BAND 125
   2015                                             $  1.04                       $ 0.96                       3,233,327
   2014                                                1.00 (06/26/14)              1.04                           7,063

                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

PRUDENTIAL TOTAL RETURN BOND - A CLASS
  BAND 125
   2015                                              $ 1.24                        $ 1.22                       6,928,446
   2014                                                1.18                          1.24                       4,624,302
   2013                                                1.20                          1.18                       3,419,144
   2012                                                1.11                          1.20                       2,606,393
   2011                                                1.05                          1.11                         461,207
   2010                                                1.00 (05/27/10)               1.05                          46,005

  BAND 100
   2015                                              $ 1.25                        $ 1.24                       1,266,896
   2014                                                1.19                          1.25                       1,109,935
   2013                                                1.21                          1.19                           1,288

  BAND 0
   2015                                              $ 1.31                        $ 1.31                         332,770
   2014                                                1.23                          1.31                         219,047

PRUDENTIAL TOTAL RETURN BOND - Z CLASS
  BAND 125
   2015                                              $ 1.25                        $ 1.24                      20,210,654
   2014                                                1.18                          1.25                      12,454,031
   2013                                                1.21                          1.18                       2,095,986
   2012                                                1.12                          1.21                       1,574,335
   2011                                                1.05                          1.12                         367,366

  BAND 0
   2015                                              $ 1.33                        $ 1.33                         343,278
   2014                                                1.24                          1.33                         306,983
   2013                                                1.25                          1.24                         201,284
   2012                                                1.14                          1.25                         161,543

PUTNAM FUND FOR GROWTH & INCOME FUND - A CLASS
  BAND 125
   2015                                              $ 1.00 (01/15/15)             $ 0.95                          44,651

RIDGEWORTH LARGE CAP VALUE EQUITY FUND - A CLASS
  BAND 125
   2015                                              $ 1.75                        $ 1.64                       3,227,332
   2014                                                1.60                          1.75                       1,529,822
   2013                                                1.21                          1.60                         822,227
   2012                                                1.06                          1.21                         533,384
   2011                                                1.09                          1.06                         413,701

  BAND 0
   2015                                              $ 1.85                        $ 1.75                          77,515

RIDGEWORTH LARGE CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2015                                              $ 1.77                        $ 1.67                       5,509,803
   2014                                                1.62                          1.77                       2,711,785
   2013                                                1.22                          1.62                       2,236,108
   2012                                                1.06                          1.22                       2,242,926
   2011                                                1.09                          1.06                       2,059,610

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RIDGEWORTH MID CAP VALUE EQUITY FUND - A CLASS
  BAND 125
   2015                                             $ 1.72                        $ 1.60                        588,031
   2014                                               1.58                          1.72                        724,077
   2013                                               1.22                          1.58                        660,091
   2012                                               1.02                          1.22                        250,326
   2011                                               1.11                          1.02                        158,817

  BAND 0
   2015                                             $ 1.82                        $ 1.70                        145,802
   2014                                               1.64                          1.82                        773,547
   2013                                               1.25                          1.64                        135,596

RIDGEWORTH MID CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
   2015                                             $ 1.74                        $ 1.62                      1,807,719
   2014                                               1.59                          1.74                      7,326,101
   2013                                               1.23                          1.59                      6,740,117
   2012                                               1.02                          1.23                        605,890
   2011                                               1.12                          1.02                        956,754

RIDGEWORTH SEIX HIGH INCOME FUND - A CLASS (FORMERLY RIDGEWORTH HIGH INCOME FUND)
  BAND 125
   2015                                             $ 1.23                        $ 1.14                      4,024,193
   2014                                               1.23                          1.23                      3,824,481
   2013                                               1.16                          1.23                      3,682,025
   2012                                               1.01                          1.16                      3,113,572
   2011                                               1.02                          1.01                      2,720,209

RIDGEWORTH SEIX HIGH INCOME FUND - R CLASS (FORMERLY RIDGEWORTH HIGH INCOME FUND)
  BAND 125
   2015                                             $ 1.22                        $ 1.12                        328,920
   2014                                               1.22                          1.22                        816,578
   2013                                               1.15                          1.22                        649,555
   2012                                               1.00                          1.15                        535,411
   2011                                               1.01                          1.00                        350,615

RIDGEWORTH SEIX TOTAL RETURN BOND FUND - A CLASS (FORMERLY RIDGEWORTH TOTAL RETURN BOND FUND)
  BAND 125
   2015                                             $ 1.11                        $ 1.09                        159,031
   2014                                               1.05                          1.11                        156,659
   2013                                               1.10                          1.05                         55,148
   2012                                               1.07                          1.10                         33,468

RIDGEWORTH SEIX TOTAL RETURN BOND FUND - R CLASS (FORMERLY RIDGEWORTH TOTAL RETURN BOND FUND)
  BAND 125
   2015                                             $ 1.09                        $ 1.07                        137,030
   2014                                               1.05                          1.09                        179,184
   2013                                               1.10                          1.05                        189,268
   2012                                               1.06                          1.10                        148,376



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RIDGEWORTH SMALL CAP VALUE EQUITY FUND - A CLASS
  BAND 125
    2015                                             $ 1.58                       $ 1.47                        501,704
    2014                                               1.57                         1.58                        736,972
    2013                                               1.18                         1.57                        785,239
    2012                                               1.03                         1.18                        692,720
    2011                                               1.09                         1.03                         77,464

  BAND 0
    2015                                             $ 1.67                       $ 1.57                         32,024
    2014                                               1.64                         1.67                         37,572
    2013                                               1.22                         1.64                         32,517
    2012                                               1.04                         1.22                         46,596

RIDGEWORTH SMALL CAP VALUE EQUITY FUND - INSTITUTIONAL CLASS
  BAND 125
    2015                                             $ 1.60                       $ 1.49                          9,611
    2014                                               1.59                         1.60                        193,541
    2013                                               1.19                         1.59                        299,147
    2012                                               1.03                         1.19                        201,741
    2011                                               1.09                         1.03                        145,652

RUSSELL COMMODITY STRATEGIES  - S CLASS
  BAND 125
    2015                                             $ 0.67                       $ 0.50                         41,496
    2014                                               0.84                         0.67                        574,167
    2013                                               0.94                         0.84                        181,387

RUSSELL EMERGING MARKETS - S CLASS
  BAND 125
    2015                                             $ 1.88                       $ 1.56                        351,312
    2014                                               1.95                         1.88                        161,619
    2013                                               2.00                         1.95                        156,717
    2012                                               1.71                         2.00                        138,327
    2011                                               2.11                         1.71                          5,554
    2010                                               1.78                         2.11                          8,635
    2009                                               0.98                         1.78                          1,896

RUSSELL GLOBAL EQUITY FUND - S CLASS
  BAND 125
    2015                                             $ 2.04                       $ 2.01                          1,195
    2014                                               1.98                         2.04                             68
    2013                                               1.57                         1.98                             24
    2012                                               1.37                         1.57                             23

RUSSELL GLOBAL REAL ESTATE SECURITIES - S CLASS
  BAND 125
    2015                                             $ 2.05                       $ 2.02                        421,236
    2014                                               1.81                         2.05                        411,381
    2013                                               1.78                         1.81                        982,671
    2012                                               1.41                         1.78                      1,023,006
    2011                                               1.54                         1.41                      1,061,061

RUSSELL INVESTMENT GRADE BOND FUND - S CLASS
  BAND 125
    2015                                             $ 1.36                       $ 1.35                        212,108

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.71                       $  1.66                      2,418,873
    2014                                            1.65                          1.71                      5,175,887
    2013                                            1.53                          1.65                      7,851,514
    2012                                            1.39                          1.53                     11,567,913
    2011                                            1.41                          1.39                     12,172,784
    2010                                            1.26                          1.41                     11,296,934
    2009                                            1.00                          1.26                      9,080,310

RUSSELL LIFEPOINTS 2020 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.41                       $  1.37                      1,722,180
    2014                                            1.37                          1.41                      2,935,651
    2013                                            1.28                          1.37                      3,146,167
    2012                                            1.16                          1.28                      3,883,237
    2011                                            1.19                          1.16                      5,653,100
    2010                                            1.06                          1.19                      4,391,353
    2009                                            0.85                          1.06                      3,519,133
    2008                                            1.22                          0.85                      1,835,024
    2007                                            1.16                          1.22                      1,109,412
    2006                                            1.05                          1.16                      3,130,459

  BAND 100
    2015                                          $ 1.44                       $  1.40                        286,850
    2014                                            1.40                          1.44                        275,779
    2013                                            1.30                          1.40                          5,092
    2012                                            1.18                          1.30                          4,084
    2011                                            1.20                          1.18                          4,084
    2010                                            1.08                          1.20                          3,402

  BAND 50
    2015                                          $ 1.52                       $  1.48                              -
    2014                                            1.46                          1.52                              -
    2013                                            1.36                          1.46                          1,574
    2012                                            1.22                          1.36                          1,486
    2011                                            1.24                          1.22                          1,397
    2010                                            1.10                          1.24                          3,402

  BAND 0
    2015                                          $ 1.59                       $  1.57                              -
    2014                                            1.53                          1.59                              -
    2013                                            1.41                          1.53                              -
    2012                                            1.27                          1.41                              -
    2011                                            1.28                          1.27                              -
    2010                                            1.13                          1.28                        378,099

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.78                       $  1.73                        982,002
    2014                                            1.73                          1.78                      1,250,405
    2013                                            1.55                          1.73                        783,746
    2012                                            1.39                          1.55                      1,878,392
    2011                                            1.44                          1.39                      2,228,498
    2010                                            1.27                          1.44                      1,277,792
    2009                                            1.00                          1.27                        148,804

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2025 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.73                       $  1.67                        603,974
    2014                                            1.68                          1.73                      1,192,499
    2013                                            1.52                          1.68                      1,163,331
    2012                                            1.37                          1.52                        980,952
    2011                                            1.42                          1.37                      1,215,768
    2010                                            1.26                          1.42                        970,095
    2009                                            1.00                          1.26                        312,155

  BAND 100
    2015                                          $ 1.75                       $  1.70                         56,313
    2014                                            1.70                          1.75                         91,673

  BAND 0
    2015                                          $ 1.86                       $  1.82                              -
    2014                                            1.79                          1.86                              -
    2013                                            1.60                          1.79                              -
    2012                                            1.42                          1.60                              -
    2011                                            1.46                          1.42                              -
    2010                                            1.28                          1.46                        131,491

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.84                       $  1.78                      2,295,559
    2014                                            1.79                          1.84                      3,886,246
    2013                                            1.56                          1.79                      5,645,200
    2012                                            1.38                          1.56                      8,077,093
    2011                                            1.46                          1.38                      8,426,508
    2010                                            1.29                          1.46                      7,372,462
    2009                                            1.00                          1.29                      6,117,433

RUSSELL LIFEPOINTS 2030 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.36                       $  1.30                      1,515,254
    2014                                            1.33                          1.36                      2,749,546
    2013                                            1.16                          1.33                      3,275,700
    2012                                            1.04                          1.16                      3,647,527
    2011                                            1.10                          1.04                      5,226,791
    2010                                            0.97                          1.10                      4,214,592
    2009                                            0.76                          0.97                      3,449,465
    2008                                            1.27                          0.76                      1,527,566
    2007                                            1.20                          1.27                        799,185
    2006                                            1.05                          1.20                      2,248,552

  BAND 100
    2015                                          $ 1.39                       $  1.34                        120,127
    2014                                            1.36                          1.39                        127,979
    2013                                            1.18                          1.36                            145

  BAND 0
    2015                                          $ 1.54                       $  1.49                              -
    2014                                            1.48                          1.54                              -
    2013                                            1.28                          1.48                              -
    2012                                            1.13                          1.28                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.03                          1.19                        228,896

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.91                       $  1.83                        637,848
    2014                                            1.87                          1.91                        901,198
    2013                                            1.57                          1.87                        596,451
    2012                                            1.38                          1.57                        860,134
    2011                                            1.47                          1.38                      1,064,477
    2010                                            1.29                          1.47                        560,164
    2009                                            1.00                          1.29                         44,165

RUSSELL LIFEPOINTS 2035 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.85                       $  1.77                        328,216
    2014                                            1.82                          1.85                        688,053
    2013                                            1.53                          1.82                        709,667
    2012                                            1.36                          1.53                        705,971
    2011                                            1.45                          1.36                        753,502
    2010                                            1.28                          1.45                        495,697
    2009                                            1.00                          1.28                        323,330

  BAND 100
    2015                                          $ 1.88                       $  1.80                         69,642
    2014                                            1.84                          1.88                         70,440

  BAND 0
    2015                                          $ 2.00                       $  1.93                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                        137,961

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.90                       $  1.82                      1,757,213
    2014                                            1.86                          1.90                      3,195,619
    2013                                            1.56                          1.86                      4,398,752
    2012                                            1.37                          1.56                      6,815,774
    2011                                            1.47                          1.37                      6,860,123
    2010                                            1.29                          1.47                      5,717,332
    2009                                            1.00                          1.29                      4,372,366

RUSSELL LIFEPOINTS 2040 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.41                       $  1.34                      1,277,377
    2014                                            1.39                          1.41                      1,845,839
    2013                                            1.17                          1.39                      2,423,023
    2012                                            1.03                          1.17                      2,893,404
    2011                                            1.11                          1.03                      4,071,602
    2010                                            0.98                          1.11                      3,404,670
    2009                                            0.76                          0.98                      2,544,619
    2008                                            1.28                          0.76                      1,441,041
    2007                                            1.22                          1.28                        752,750
    2006                                            1.06                          1.22                      1,596,017

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

  BAND 100
    2015                                          $ 1.45                       $  1.38                        145,497
    2014                                            1.42                          1.45                        152,369
    2013                                            1.19                          1.42                            140
    2012                                            1.05                          1.19                          4,083
    2011                                            1.13                          1.05                          1,344

  BAND 0
    2015                                          $ 1.59                       $  1.54                              -
    2014                                            1.55                          1.59                              -
    2013                                            1.29                          1.55                              -
    2012                                            1.13                          1.29                              -
    2011                                            1.19                          1.13                              -
    2010                                            1.04                          1.19                        136,522

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.91                       $  1.83                        322,468
    2014                                            1.87                          1.91                        560,216
    2013                                            1.57                          1.87                        446,320
    2012                                            1.38                          1.57                        818,249
    2011                                            1.47                          1.38                        698,473
    2010                                            1.29                          1.47                        185,940
    2009                                            1.00                          1.29                         18,397

RUSSELL LIFEPOINTS 2045 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.85                       $  1.76                        181,151
    2014                                            1.82                          1.85                        191,227
    2013                                            1.53                          1.82                        194,347
    2012                                            1.36                          1.53                        192,032
    2011                                            1.45                          1.36                        303,500
    2010                                            1.28                          1.45                        182,544
    2009                                            1.00                          1.28                         77,575

  BAND 100
    2015                                          $ 1.88                       $  1.79                          7,389
    2014                                            1.84                          1.88                          7,389

  BAND 0
    2015                                          $ 2.00                       $  1.92                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         33,604

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.91                       $  1.82                        356,080
    2014                                            1.87                          1.91                        503,286
    2013                                            1.57                          1.87                        604,460
    2012                                            1.38                          1.57                        825,646
    2011                                            1.47                          1.38                        791,196
    2010                                            1.29                          1.47                        106,779
    2009                                            1.00                          1.29                         17,141

                                                                          ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                          ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                        AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS 2050 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.85                       $  1.76                        244,329
    2014                                            1.82                          1.85                        202,973
    2013                                            1.53                          1.82                        206,217
    2012                                            1.36                          1.53                        204,743
    2011                                            1.45                          1.36                        288,206
    2010                                            1.28                          1.45                        106,779
    2009                                            1.00                          1.28                         17,141

  BAND 100
    2015                                          $ 1.88                       $  1.79                         16,566
    2014                                            1.84                          1.88                         16,399
    2013                                            1.55                          1.84                          1,983
    2012                                            1.37                          1.55                          2,000

  BAND 0
    2015                                          $ 2.00                       $  1.92                              -
    2014                                            1.94                          2.00                              -
    2013                                            1.61                          1.94                              -
    2012                                            1.41                          1.61                              -
    2011                                            1.49                          1.41                              -
    2010                                            1.30                          1.49                         25,508

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.40                       $  1.34                         63,279
    2014                                            1.37                          1.40                         59,862
    2013                                            1.15                          1.37                         28,567
    2012                                            1.01                          1.15                         23,218

RUSSELL LIFEPOINTS 2055 STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $ 1.38                       $  1.31                         84,763
    2014                                            1.36                          1.38                         84,761
    2013                                            1.14                          1.36                         63,218
    2012                                            1.01                          1.14                         57,382

  BAND 100
    2015                                          $ 1.39                       $  1.33                          5,413
    2014                                            1.36                          1.39                          5,656

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $ 1.74                       $  1.68                      1,723,675
    2014                                            1.68                          1.74                      7,656,114
    2013                                            1.51                          1.68                      9,898,683
    2012                                            1.36                          1.51                     11,102,935
    2011                                            1.41                          1.36                      7,025,000
    2010                                            1.26                          1.41                      5,475,016
    2009                                            1.00                          1.26                      4,743,125



                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS BALANCED STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                            $ 1.61                          $ 1.55                          4,555,770
    2014                                              1.57                            1.61                          5,378,976
    2013                                              1.42                            1.57                          8,530,511
    2012                                              1.28                            1.42                          9,417,426
    2011                                              1.34                            1.28                         10,823,953
    2010                                              1.20                            1.34                          9,069,227
    2009                                              0.96                            1.20                          7,761,627
    2008                                              1.39                            0.96                          7,920,969
    2007                                              1.32                            1.39                          3,499,620
    2006                                              1.19                            1.32                          3,244,945

  BAND 100
    2015                                            $ 1.66                          $ 1.60                            569,691
    2014                                              1.60                            1.66                            664,272
    2013                                              1.45                            1.60                             24,828
    2012                                              1.30                            1.45                             37,151
    2011                                              1.36                            1.30                             42,663
    2010                                              1.21                            1.36                             38,545
    2009                                              0.97                            1.21                             36,460
    2008                                              1.40                            0.97                             35,525
    2007                                              1.33                            1.40                            201,943
    2006                                              1.21                            1.33                             27,324

  BAND 50
    2015                                            $ 1.75                          $ 1.69                            511,477
    2014                                              1.68                            1.75                            534,734
    2013                                              1.51                            1.68                            456,512
    2012                                              1.35                            1.51                            490,976
    2011                                              1.40                            1.35                            459,865
    2010                                              1.25                            1.40                            426,271
    2009                                              0.99                            1.25                            373,956
    2008                                              1.43                            0.99                            333,417
    2007                                              1.35                            1.43                            340,060
    2006                                              1.20                            1.35                            382,694

  BAND 0
    2015                                            $ 1.84                          $ 1.79                             37,590
    2014                                              1.77                            1.84                             35,301
    2013                                              1.58                            1.77                            906,630
    2012                                              1.41                            1.58                          1,799,410
    2011                                              1.45                            1.41                          1,894,903
    2010                                              1.28                            1.45                          1,848,734
    2009                                              1.02                            1.28                          1,829,727
    2008                                              1.45                            1.02                          1,567,276
    2007                                              1.36                            1.45                          1,504,888



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                          $  1.48                       $ 1.45                        336,381
    2014                                             1.44                         1.48                        377,735
    2013                                             1.42                         1.44                        391,873
    2012                                             1.32                         1.42                      1,506,843
    2011                                             1.31                         1.32                      1,452,566
    2010                                             1.20                         1.31                      1,017,844
    2009                                             1.00                         1.20                        862,597

RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                          $  1.37                       $ 1.33                        642,920
    2014                                             1.34                         1.37                        798,247
    2013                                             1.32                         1.34                      1,823,944
    2012                                             1.24                         1.32                      2,234,292
    2011                                             1.23                         1.24                      1,639,854
    2010                                             1.13                         1.23                      1,366,110
    2009                                             0.96                         1.13                      1,134,503
    2008                                             1.15                         0.96                      1,078,024
    2007                                             1.11                         1.15                        651,059
    2006                                             1.06                         1.11                        516,502

  BAND 100
    2015                                          $  1.41                       $ 1.37                        402,130
    2014                                             1.37                         1.41                        364,723
    2013                                             1.35                         1.37                         99,866
    2012                                             1.26                         1.35                          5,074
    2011                                             1.25                         1.26                          2,056

  BAND 50
    2015                                          $  1.48                       $ 1.45                         84,687
    2014                                             1.44                         1.48                         98,977
    2013                                             1.41                         1.44                        373,734
    2012                                             1.31                         1.41                        326,660
    2011                                             1.29                         1.31                        319,882
    2010                                             1.18                         1.29                        293,880
    2009                                             0.99                         1.18                        223,530
    2008                                             1.18                         0.99                        180,750
    2007                                             1.13                         1.18                        164,336
    2006                                             1.07                         1.13                        146,925

  BAND 0
    2015                                          $  1.56                       $ 1.54                              -
    2014                                             1.51                         1.56                              -
    2013                                             1.47                         1.51                         19,532
    2012                                             1.36                         1.47                        121,019
    2011                                             1.34                         1.36                         73,875
    2010                                             1.22                         1.34                        184,249
    2009                                             1.02                         1.22                         32,381
    2008                                             1.20                         1.02                         61,061
    2007                                             1.15                         1.20                        136,600

                                                                               ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                            $ 1.85                          $ 1.76                           354,418
    2014                                              1.81                            1.85                           469,734
    2013                                              1.52                            1.81                           420,737
    2012                                              1.34                            1.52                           650,396
    2011                                              1.46                            1.34                           773,944
    2010                                              1.29                            1.46                           853,218
    2009                                              1.00                            1.29                           607,049

RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                            $ 1.63                          $ 1.54                           995,654
    2014                                              1.60                            1.63                         1,211,017
    2013                                              1.36                            1.60                         1,788,660
    2012                                              1.20                            1.36                         1,839,466
    2011                                              1.31                            1.20                         1,719,565
    2010                                              1.17                            1.31                         1,827,807
    2009                                              0.91                            1.17                         1,833,540
    2008                                              1.59                            0.91                         1,808,632
    2007                                              1.50                            1.59                           665,626
    2006                                              1.28                            1.50                           574,793

  BAND 100
    2015                                            $ 1.67                          $ 1.58                           104,183
    2014                                              1.64                            1.67                           138,920
    2013                                              1.39                            1.64                               105
    2012                                              1.22                            1.39                                18
    2011                                              1.33                            1.22                                 -
    2010                                              1.18                            1.33                            17,762
    2009                                              0.92                            1.18                            13,428
    2008                                              1.60                            0.92                             8,048
    2007                                              1.51                            1.60                             4,332
    2006                                              1.29                            1.51                             1,462

  BAND 50
    2015                                            $ 1.76                          $ 1.68                           175,719
    2014                                              1.72                            1.76                           178,846
    2013                                              1.45                            1.72                           153,841
    2012                                              1.27                            1.45                           152,303
    2011                                              1.37                            1.27                           109,599
    2010                                              1.22                            1.37                            95,936
    2009                                              0.94                            1.22                            65,770
    2008                                              1.63                            0.94                            54,653
    2007                                              1.53                            1.63                            30,865
    2006                                              1.30                            1.53                            22,258



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2015                                             $ 1.86                        $ 1.78                               -
    2014                                               1.80                          1.86                               -
    2013                                               1.51                          1.80                         259,140
    2012                                               1.32                          1.51                         596,123
    2011                                               1.42                          1.32                         655,879
    2010                                               1.25                          1.42                         564,669
    2009                                               0.96                          1.25                         498,307
    2008                                               1.66                          0.96                         352,872
    2007                                               1.55                          1.66                         288,610

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                             $ 1.79                        $ 1.71                       1,127,169
    2014                                               1.75                          1.79                       1,212,499
    2013                                               1.52                          1.75                         954,293
    2012                                               1.35                          1.52                       2,112,934
    2011                                               1.44                          1.35                       2,186,891
    2010                                               1.28                          1.44                       2,130,870
    2009                                               1.00                          1.28                       1,632,635

RUSSELL LIFEPOINTS GROWTH STRATEGY FUND - R5 CLASS
  BAND 125
    2015                                             $ 1.62                        $ 1.54                       1,725,968
    2014                                               1.59                          1.62                       3,121,699
    2013                                               1.39                          1.59                       4,822,958
    2012                                               1.24                          1.39                       5,204,747
    2011                                               1.33                          1.24                       4,912,708
    2010                                               1.18                          1.33                       4,777,844
    2009                                               0.93                          1.18                       4,296,854
    2008                                               1.48                          0.93                       2,986,069
    2007                                               1.40                          1.48                       1,352,927

  BAND 100
    2015                                             $ 1.67                        $ 1.59                         302,050
    2014                                               1.63                          1.67                         267,749
    2013                                               1.42                          1.63                          50,626
    2012                                               1.26                          1.42                          29,612
    2011                                               1.35                          1.26                          12,042
    2010                                               1.20                          1.35                           7,266
    2009                                               0.94                          1.20                           6,441
    2008                                               1.49                          0.94                          26,684
    2007                                               1.41                          1.49                          22,273
    2006                                               1.24                          1.41                          17,887

  BAND 50
    2015                                             $ 1.76                        $ 1.68                         217,464
    2014                                               1.71                          1.76                         268,627
    2013                                               1.48                          1.71                         349,732
    2012                                               1.31                          1.48                         385,295
    2011                                               1.40                          1.31                         412,926
    2010                                               1.23                          1.40                         403,473
    2009                                               0.97                          1.23                         357,581
    2008                                               1.52                          0.97                         309,263
    2007                                               1.43                          1.52                         261,629
    2006                                               1.25                          1.43                         216,325

                                                                               ACCUMULATION UNIT             NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE             VALUE AT END OF                 UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                  PERIOD                      AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
    2015                                            $  1.85                         $  1.78                                 -
    2014                                               1.79                            1.85                                 -
    2013                                               1.54                            1.79                            81,661
    2012                                               1.36                            1.54                           314,098
    2011                                               1.44                            1.36                           306,558
    2010                                               1.27                            1.44                           313,806
    2009                                               0.99                            1.27                           294,218
    2008                                               1.55                            0.99                           227,933
    2007                                               1.45                            1.55                           203,836

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R1 CLASS
  BAND 125
    2015                                            $  1.17                         $  1.14                         1,840,055
    2014                                               1.13                            1.17                         1,535,871
    2013                                               1.08                            1.13                         3,225,991
    2012                                               1.00                            1.08                         4,124,199
    2011                                               1.00 (01/13/11)                 1.00                         4,324,983

RUSSELL LIFEPOINTS IN RETIREMENT FUND - R5 CLASS
  BAND 125
    2015                                            $  1.14                         $  1.11                           997,011
    2014                                               1.11                            1.14                           750,281
    2013                                               1.07                            1.11                           901,310
    2012                                               0.99                            1.07                         1,896,051
    2011                                               1.00 (01/13/11)                 0.99                         2,647,916

  BAND 100
    2015                                            $  1.16                         $  1.13                            57,743

  BAND 0
    2015                                            $  1.20                         $  1.18                                 -
    2014                                               1.16                            1.20                                 -
    2013                                               1.10                            1.16                                 -
    2012                                               1.00                            1.10                                 -
    2011                                               1.00 (01/13/11)                 1.00                            44,926

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R1 CLASS
  BAND 125
    2015                                            $  1.62                         $  1.58                           391,475
    2014                                               1.56                            1.62                           416,334
    2013                                               1.48                            1.56                           473,384
    2012                                               1.36                            1.48                         4,654,285
    2011                                               1.37                            1.36                         4,969,510
    2010                                               1.23                            1.37                         5,032,536
    2009                                               1.00                            1.23                         4,922,739



                                                                              ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

RUSSELL LIFEPOINTS MODERATE STRATEGY FUND - R5 CLASS
  BAND 125
   2015                                              $ 1.49                        $ 1.43                       1,702,381
   2014                                                1.44                          1.49                       1,928,284
   2013                                                1.37                          1.44                       3,266,255
   2012                                                1.26                          1.37                       3,317,427
   2011                                                1.28                          1.26                       3,292,482
   2010                                                1.16                          1.28                       2,906,257
   2009                                                0.95                          1.16                       1,974,643
   2008                                                1.26                          0.95                       2,021,551
   2007                                                1.20                          1.26                       1,304,338
   2006                                                1.11                          1.20                       1,118,537

  BAND 100
   2015                                              $ 1.53                        $ 1.48                         236,080
   2014                                                1.48                          1.53                         247,001
   2013                                                1.40                          1.48                             435
   2012                                                1.29                          1.40                              72

  BAND 50
   2015                                              $ 1.61                        $ 1.57                         102,925
   2014                                                1.55                          1.61                         123,211
   2013                                                1.47                          1.55                         176,040
   2012                                                1.34                          1.47                         189,533
   2011                                                1.35                          1.34                         202,314
   2010                                                1.21                          1.35                         178,288
   2009                                                0.98                          1.21                         233,571
   2008                                                1.30                          0.98                         204,372
   2007                                                1.23                          1.30                         266,396

  BAND 0
   2015                                              $ 1.70                        $ 1.66                               -
   2014                                                1.62                          1.70                               -
   2013                                                1.53                          1.62                             417
   2012                                                1.39                          1.53                          71,563
   2011                                                1.39                          1.39                          70,705
   2010                                                1.24                          1.39                          72,626
   2009                                                1.01                          1.24                         212,459
   2008                                                1.32                          1.01                         193,024
   2007                                                1.24                          1.32                         136,255

RUSSELL SHORT DURATION BOND FUND - S CLASS
  BAND 125
   2015                                              $ 1.20                        $ 1.19                         445,197
   2014                                                1.21                          1.20                         343,879
   2013                                                1.22                          1.21                             841
   2012                                                1.17                          1.22                             501
   2011                                                1.17                          1.17                             152



                                                                           ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

RUSSELL U.S. CORE EQUITY FUND - S CLASS
  BAND 125
    2015                                          $  2.29                       $ 2.27                          78,453
    2014                                             2.08                         2.29                          78,744
    2013                                             1.60                         2.08                          80,462
    2012                                             1.40                         1.60                         100,558
    2011                                             1.46                         1.40                         108,122
    2010                                             1.28                         1.46                         117,536
    2009                                             1.00                         1.28                         127,289

RUSSELL U.S. DEFENSIVE EQUITY FUND - S CLASS
  BAND 125
    2015                                          $  2.21                       $ 2.23                             399
    2014                                             1.99                         2.21                             336
    2013                                             1.54                         1.99                             256
    2012                                             1.40                         1.54                             173
    2011                                             1.36                         1.40                              84

RUSSELL U.S. SMALL CAP EQUITY FUND - S CLASS
  BAND 125
    2015                                          $  2.59                       $ 2.40                          32,017
    2014                                             2.53                         2.59                          18,246
    2013                                             1.78                         2.53                           1,053

STATE STREET EQUITY 500 INDEX - ADMIN CLASS
  BAND 125
    2015                                          $  5.16                       $ 5.16                      41,393,171
    2014                                             4.61                         5.16                      42,333,699
    2013                                             3.54                         4.61                      44,051,677
    2012                                             3.09                         3.54                      43,175,593
    2011                                             3.08                         3.09                      50,117,530
    2010                                             2.71                         3.08                      51,291,297
    2009                                             2.18                         2.71                      51,231,917
    2008                                             3.49                         2.18                      50,845,463
    2007                                             3.36                         3.49                      55,174,503
    2006                                             2.94                         3.36                      61,505,096

  BAND 100
    2015                                          $  5.31                       $ 5.32                              30

  BAND 25
    2015                                          $  5.78                       $ 5.83                               -
    2014                                             5.11                         5.78                               -
    2013                                             3.88                         5.11                               -
    2012                                             3.36                         3.88                               -
    2011                                             3.31                         3.36                               -
    2010                                             2.89                         3.31                         278,361
    2009                                             2.29                         2.89                         231,250
    2008                                             3.64                         2.29                         169,224

  BAND 0
    2015                                          $  5.94                       $ 6.01                       3,320,283
    2014                                             5.24                         5.94                       3,556,329
    2013                                             3.97                         5.24                       3,208,346
    2012                                             3.43                         3.97                       3,309,201
    2011                                             3.37                         3.43                         510,836
    2010                                             2.93                         3.37                         554,848

                                                                              ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

STATE STREET EQUITY 500 INDEX - R CLASS
  BAND 125
    2015                                             $  1.76                       $ 1.74                      16,175,833
    2014                                                1.58                         1.76                      17,135,779
    2013                                                1.21                         1.58                      16,680,352
    2012                                                1.07                         1.21                      14,331,536
    2011                                                1.06                         1.07                      11,886,204
    2010                                                0.94                         1.06                      10,242,978
    2009                                                0.76                         0.94                       8,423,461
    2008                                                1.23                         0.76                       4,802,516
    2007                                                1.18                         1.23                       3,047,852
    2006                                                1.04                         1.18                       1,046,510

  BAND 100
    2015                                             $  1.80                       $ 1.79                       2,800,122
    2014                                                1.61                         1.80                       2,480,423
    2013                                                1.24                         1.61                          66,889
    2012                                                1.08                         1.24                          61,519
    2011                                                1.08                         1.08                          46,210
    2010                                                0.95                         1.08                          40,030
    2009                                                0.77                         0.95                          47,648
    2008                                                1.23                         0.77                          30,528
    2007                                                1.19                         1.23                          50,794
    2006                                                1.04                         1.19                          65,291

  BAND 50
    2015                                             $  1.89                       $ 1.89                         944,998
    2014                                                1.68                         1.89                         996,916
    2013                                                1.28                         1.68                       1,226,644
    2012                                                1.12                         1.28                       1,174,782
    2011                                                1.11                         1.12                       1,126,195
    2010                                                0.98                         1.11                       1,001,427
    2009                                                0.78                         0.98                         700,949
    2008                                                1.25                         0.78                         826,395
    2007                                                1.20                         1.25                         895,967
    2006                                                1.05                         1.20                         861,397

  BAND 0
    2015                                             $  1.98                       $ 1.99                       1,021,489
    2014                                                1.75                         1.98                       1,985,628
    2013                                                1.33                         1.75                       1,934,741
    2012                                                1.16                         1.33                       1,803,186
    2011                                                1.14                         1.16                       1,605,518
    2010                                                1.00                         1.14                       1,570,803
    2009                                                0.79                         1.00                       1,063,860
    2008                                                1.27                         0.79                         826,531
    2007                                                1.21                         1.27                         789,899
    2006                                                1.05                         1.21                         627,105

STEWARD LARGE CAP ENHANCED INDEX FUND - INDIVIDUAL CLASS
  BAND 125
    2015                                             $  1.15                       $ 1.11                          20,520

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

STEWARD SMALL-MID CAP ENHANCED INDEX FUND - INDIVIDUAL CLASS
  BAND 125
   2015                                               $ 1.07                         $ 1.02                            17,892
   2014                                                 1.03                           1.07                                86

T. ROWE PRICE BLUE CHIP GROWTH FUND - R CLASS
  BAND 125
   2015                                               $ 2.30                         $ 2.51                         2,639,516
   2014                                                 2.14                           2.30                         2,062,348
   2013                                                 1.54                           2.14                         1,785,029
   2012                                                 1.32                           1.54                         1,626,075
   2011                                                 1.33                           1.32                           874,061
   2010                                                 1.16                           1.33                           739,675
   2009                                                 0.83                           1.16                           587,387
   2008                                                 1.46                           0.83                           455,034
   2007                                                 1.32                           1.46                           450,140
   2006                                                 1.22                           1.32                           355,842

  BAND 100
   2015                                               $ 2.36                         $ 2.59                           361,092
   2014                                                 2.20                           2.36                           280,633
   2013                                                 1.58                           2.20                               881

  BAND 0
   2015                                               $ 2.65                         $ 2.93                           265,246
   2014                                                 2.44                           2.65                           174,048
   2013                                                 1.73                           2.44                           192,948
   2012                                                 1.47                           1.73                           188,368
   2011                                                 1.45                           1.47                           147,101
   2010                                                 1.25                           1.45                           182,830
   2009                                                 0.88                           1.25                           183,794
   2008                                                 1.55                           0.88                            53,548
   2007                                                 1.37                           1.55                            25,226
   2006                                                 1.26                           1.37                            17,751

T. ROWE PRICE EQUITY INCOME FUND - R CLASS
  BAND 125
   2015                                               $ 2.34                         $ 2.14                         3,293,598
   2014                                                 2.21                           2.34                         6,847,846
   2013                                                 1.74                           2.21                         6,607,906
   2012                                                 1.51                           1.74                         5,766,382
   2011                                                 1.55                           1.51                         5,426,626
   2010                                                 1.37                           1.55                         4,656,607
   2009                                                 1.11                           1.37                         3,502,146
   2008                                                 1.75                           1.11                         2,831,166
   2007                                                 1.73                           1.75                         2,777,628
   2006                                                 1.49                           1.73                         2,311,570

  BAND 100
   2015                                               $ 2.40                         $ 2.21                         1,222,787
   2014                                                 2.27                           2.40                           961,169



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 50
   2015                                               $ 2.54                         $ 2.35                           453,379
   2014                                                 2.39                           2.54                           562,308
   2013                                                 1.86                           2.39                           566,680
   2012                                                 1.60                           1.86                           520,495
   2011                                                 1.63                           1.60                           532,365
   2010                                                 1.43                           1.63                           531,099
   2009                                                 1.15                           1.43                           438,712
   2008                                                 1.81                           1.15                           375,331
   2007                                                 1.77                           1.81                           357,456
   2006                                                 1.33                           1.77                           334,595

  BAND 0
   2015                                               $ 2.71                         $ 2.51                           252,800
   2014                                                 2.53                           2.71                           414,048
   2013                                                 1.96                           2.53                           497,889
   2012                                                 1.68                           1.96                           535,628
   2011                                                 1.70                           1.68                           435.757
   2010                                                 1.49                           1.70                           398,240
   2009                                                 1.19                           1.49                           199,762
   2008                                                 1.86                           1.19                           183,707
   2007                                                 1.81                           1.86                           428,387
   2006                                                 1.53                           1.81                            75,257

T. ROWE PRICE EQUITY INCOME PORTFOLIO
  BAND 125
   2015                                               $ 4.64                         $ 4.27                        19,149,313
   2014                                                 4.37                           4.64                        29,096,525
   2013                                                 3.41                           4.37                        29,973,089
   2012                                                 2.95                           3.41                        29,358,266
   2011                                                 3.01                           2.95                        31,555,227
   2010                                                 2.65                           3.01                        31,287,671
   2009                                                 2.14                           2.65                        30,736,636
   2008                                                 3.38                           2.14                        31,607,191
   2007                                                 3.32                           3.38                        32,632,988
   2006                                                 2.82                           3.32                        34,271,106

  BAND 0
   2015                                               $ 5.94                         $ 5.53                           132,004
   2014                                                 5.53                           5.94                           123,617
   2013                                                 4.26                           5.53                            97,956

T. ROWE PRICE EUROPEAN STOCK FUND
  BAND 125
   2015                                               $ 2.03                         $ 2.02                           136,796
   2014                                                 2.19                           2.03                           121,710
   2013                                                 1.63                           2.19                           142,585
   2012                                                 1.34                           1.63                           147,414
   2011                                                 1.50                           1.34                           165,127
   2010                                                 1.40                           1.50                           158,801
   2009                                                 1.05                           1.40                           139,222
   2008                                                 1.88                           1.05                           134,583
   2007                                                 1.65                           1.88                           118,471
   2006                                                 1.27                           1.65                           103,995

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE GROWTH STOCK FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.58                       $ 1.72                      40,907,157
   2014                                                1.47                         1.58                      44,030,473
   2013                                                1.07                         1.47                      46,766,772
   2012                                                0.92                         1.07                      48,546,763
   2011                                                0.94                         0.92                      42,190,123
   2010                                                0.81                         0.94                      45,132,742
   2009                                                0.58                         0.81                      44,304,026
   2008                                                1.01                         0.58                      41,058,680
   2007                                                1.00 (05/24/07)              1.01                      41,491,305

  BAND 0
   2015                                             $  1.74                       $ 1.92                         439,758
   2014                                                1.60                         1.74                         355,408

T. ROWE PRICE GROWTH STOCK FUND - R CLASS
  BAND 125
   2015                                             $  2.64                       $ 2.88                       3,528,007
   2014                                                2.47                         2.64                       3,501,500
   2013                                                1.81                         2.47                       4,553,280
   2012                                                1.54                         1.81                       4,264,277
   2011                                                1.59                         1.54                       4,082,195
   2010                                                1.38                         1.59                       3,852,858
   2009                                                0.98                         1.38                       3,944,711
   2008                                                1.73                         0.98                       3,159,609
   2007                                                1.59                         1.73                       2,989,654
   2006                                                1.44                         1.59                      19,906,624

  BAND 100
   2015                                             $  2.72                       $ 2.97                         853,849
   2014                                                2.53                         2.72                         693,184
   2013                                                1.85                         2.53                         146,065
   2012                                                1.58                         1.85                         122,679
   2011                                                1.62                         1.58                         109,927
   2010                                                1.40                         1.62                          95,615
   2009                                                0.99                         1.40                          20,297
   2008                                                1.75                         0.99                          12,089
   2007                                                1.61                         1.75                           3,632

  BAND 50
   2015                                             $  2.87                       $ 3.15                          17,375
   2014                                                2.67                         2.87                          22,528
   2013                                                1.93                         2.67                          23,539
   2012                                                1.64                         1.93                          24,109
   2011                                                1.68                         1.64                          30,150
   2010                                                1.45                         1.68                          42,627



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $  3.08                       $ 3.39                           9,352
   2014                                                2.84                         3.08                         158,772
   2013                                                2.05                         2.84                         147,777
   2012                                                1.73                         2.05                         161,642
   2011                                                1.76                         1.73                         142,187
   2010                                                1.51                         1.76                         113,697
   2009                                                1.06                         1.51                         113,454
   2008                                                1.84                         1.06                          88,934
   2007                                                1.68                         1.84                          76,401
   2006                                                1.48                         1.68                          63,112

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - ADVISOR CLASS
  BAND 125
   2015                                             $  0.87                       $ 0.83                      12,679,036
   2014                                                0.94                         0.87                      12,502,774
   2013                                                0.77                         0.94                      12,854,624
   2012                                                0.68                         0.77                      12,882,601
   2011                                                0.77                         0.68                      12,937,832
   2010                                                0.71                         0.77                      12,584,870
   2009                                                0.54                         0.71                      17,713,993
   2008                                                0.99                         0.54                      15,573,207
   2007                                                1.00 (05/24/07)              0.99                      15,725,907

T. ROWE PRICE INTERNATIONAL GROWTH & INCOME - R CLASS
  BAND 125
   2015                                             $  2.30                       $ 2.19                         650,419
   2014                                                2.47                         2.30                         739,250
   2013                                                2.04                         2.47                         974,711
   2012                                                1.80                         2.04                         950,455
   2011                                                2.06                         1.80                         865,689
   2010                                                1.89                         2.06                         849,990
   2009                                                1.43                         1.89                         979,529
   2008                                                2.64                         1.43                         966,118
   2007                                                2.47                         2.64                         852,748
   2006                                                1.94                         2.47                       4,854,778

  BAND 100
   2015                                             $  2.36                       $ 2.26                         202,642
   2014                                                2.53                         2.36                         203,466
   2013                                                2.09                         2.53                          69,914
   2012                                                1.84                         2.09                          58,259
   2011                                                2.09                         1.84                          55,629
   2010                                                1.92                         2.09                          48,425
   2009                                                1.45                         1.92                          23,053
   2008                                                2.67                         1.45                          18,177
   2007                                                2.62                         2.67                           5,168



                                                                           ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                           ACCUMULATION UNIT VALUE          VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                         AT BEGINNING OF PERIOD               PERIOD                  AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE INTERNATIONAL STOCK FUND - R CLASS
  BAND 125
    2015                                          $  1.78                       $ 1.73                        158,978
    2014                                             1.83                         1.78                        260,858
    2013                                             1.63                         1.83                        360,682
    2012                                             1.40                         1.63                        309,233
    2011                                             1.62                         1.40                        193,069
    2010                                             1.44                         1.62                        194,558
    2009                                             0.96                         1.44                        275,610
    2008                                             1.89                         0.96                        191,202
    2007                                             1.69                         1.89                        161,954
    2006                                             1.44                         1.69                         70,847

  BAND 100
    2015                                          $  1.83                       $ 1.79                        106,967
    2014                                             1.88                         1.83                        108,530
    2013                                             1.67                         1.88                            327

T. ROWE PRICE MID-CAP GROWTH FUND - R CLASS
  BAND 125
    2015                                          $  3.71                       $ 3.89                      1,512,796
    2014                                             3.34                         3.71                      1,613,981
    2013                                             2.48                         3.34                      1,439,843
    2012                                             2.22                         2.48                      1,278,093
    2011                                             2.28                         2.22                      1,190,498
    2010                                             1.82                         2.28                        909,111
    2009                                             1.27                         1.82                        210,325
    2008                                             2.14                         1.27                              -
    2007                                             1.85                         2.14                      1,200,334
    2006                                             1.76                         1.85                      1,149,987

  BAND 0
    2015                                          $  4.32                       $ 4.58                        403,715
    2014                                             3.84                         4.32                        406,143
    2013                                             2.82                         3.84                        402,163
    2012                                             2.48                         2.82                        385,526
    2011                                             2.53                         2.48                        382,941
    2010                                             1.98                         2.53                        302,345

T. ROWE PRICE MID-CAP VALUE FUND - ADVISOR CLASS
  BAND 125
    2015                                          $  1.52                       $ 1.44                        767,001
    2014                                             1.39                         1.52                        797,900
    2013                                             1.07                         1.39                        789,040
    2012                                             0.91                         1.07                        716,476
    2011                                             0.97                         0.91                        620,518
    2010                                             0.85                         0.97                        673,974
    2009                                             0.59                         0.85                        456,958
    2008                                             0.99                         0.59                        490,124
    2007                                             1.00 (05/24/07)              0.99                        540,258

  BAND 0
    2015                                          $  1.67                       $ 1.61                      1,054,893
    2014                                             1.51                         1.67                      1,101,048
    2013                                             1.15                         1.51                      1,075,942
    2012                                             0.97                         1.15                        917,609
    2011                                             1.02                         0.97                        856,219
    2010                                             0.88                         1.02                        778,222

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE MID-CAP VALUE FUND - R CLASS
  BAND 125
   2015                                             $  3.37                       $ 3.20                         349,832
   2014                                                3.10                         3.37                         655,643
   2013                                                2.40                         3.10                         919,601
   2012                                                2.04                         2.40                         950,064
   2011                                                2.18                         2.04                       1,000,705
   2010                                                1.91                         2.18                         941,679
   2009                                                1.32                         1.91                         736,143
   2008                                                2.06                         1.32                         583,603
   2007                                                2.08                         2.06                         551,593
   2006                                                1.76                         2.08                         814,235

  BAND 0
   2015                                             $  3.94                       $ 3.79                          26,484
   2014                                                3.58                         3.94                          35,308
   2013                                                2.73                         3.58                          32,199
   2012                                                2.30                         2.73                          17,538
   2011                                                2.43                         2.30                          19,615
   2010                                                2.09                         2.43                          22,033

T. ROWE PRICE RETIREMENT 2005 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.19                       $ 1.17                         730,960
   2014                                                1.16                         1.19                         540,138
   2013                                                1.07                         1.16                         389,774
   2012                                                1.00 (05/24/12)              1.07                           1,435

T. ROWE PRICE RETIREMENT 2005 FUND - R CLASS
  BAND 125
   2015                                             $  1.18                       $ 1.16                         866,140
   2014                                                1.15                         1.18                         604,661
   2013                                                1.07                         1.15                         808,479
   2012                                                1.00 (05/24/12)              1.07                         351,458

  BAND 0
   2015                                             $  1.22                       $ 1.21                         196,086

T. ROWE PRICE RETIREMENT 2010 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.23                       $ 1.20                       2,513,493
   2014                                                1.19                         1.23                       2,607,294
   2013                                                1.08                         1.19                       1,464,609
   2012                                                1.00 (05/24/12)              1.08                         106,998

T. ROWE PRICE RETIREMENT 2010 FUND - R CLASS
  BAND 125
   2015                                             $  1.22                       $ 1.19                       1,397,386
   2014                                                1.18                         1.22                       2,866,496
   2013                                                1.08                         1.18                       1,709,592
   2012                                                1.00 (05/24/12)              1.08                         171,257

  BAND 0
   2015                                             $  1.26                       $ 1.24                         172,442
   2014                                                1.21                         1.26                         153,259
   2013                                                1.08                         1.21                         120,945

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2015 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $ 1.34                        $ 1.32                      9,378,424
   2014                                               1.30                          1.34                      9,721,130
   2013                                               1.14                          1.30                      8,331,555
   2012                                               1.02                          1.14                      3,257,875
   2011                                               1.04                          1.02                      2,879,309

T. ROWE PRICE RETIREMENT 2015 FUND - R CLASS
  BAND 125
   2015                                             $ 1.33                        $ 1.30                      7,628,027
   2014                                               1.29                          1.33                      8,057,807
   2013                                               1.14                          1.29                      6,917,816
   2012                                               1.02                          1.14                      3,983,612
   2011                                               1.04                          1.02                        939,585

  BAND 0
   2015                                             $ 1.40                        $ 1.39                        935,086
   2014                                               1.34                          1.40                        629,470
   2013                                               1.17                          1.34                        619,126
   2012                                               1.03                          1.17                        146,187
   2011                                               1.04                          1.03                        138,383

T. ROWE PRICE RETIREMENT 2020 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $ 1.40                        $ 1.37                     15,331,818
   2014                                               1.34                          1.40                     14,299,605
   2013                                               1.15                          1.34                      7,844,849
   2012                                               1.02                          1.15                      2,877,567
   2011                                               1.05                          1.02                      2,173,654
   2010                                               1.00 (10/29/10)               1.05                         42,981

T. ROWE PRICE RETIREMENT 2020 FUND - R CLASS
  BAND 125
   2015                                             $ 1.38                        $ 1.35                     14,425,903
   2014                                               1.33                          1.38                     15,202,243
   2013                                               1.15                          1.33                     10,175,603
   2012                                               1.01                          1.15                      7,204,662
   2011                                               1.04                          1.01                      1,337,962

  BAND 100
   2015                                             $ 1.40                        $ 1.37                            286
   2014                                               1.34                          1.40                          5,642

  BAND 50
   2015                                             $ 1.42                        $ 1.41                          1,653
   2014                                               1.36                          1.42                          1,667

  BAND 0
   2015                                             $ 1.45                        $ 1.44                      2,663,290
   2014                                               1.38                          1.45                      2,057,269
   2013                                               1.18                          1.38                      1,858,071
   2012                                               1.03                          1.18                        648,559
   2011                                               1.05                          1.03                        555,971

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2025 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.44                       $ 1.41                      12,483,115
   2014                                                1.38                         1.44                       9,386,733
   2013                                                1.16                         1.38                       5,454,640
   2012                                                1.01                         1.16                       1,350,066
   2011                                                1.05                         1.01                         735,599

T. ROWE PRICE RETIREMENT 2025 FUND - R CLASS
  BAND 125
   2015                                             $  1.42                       $ 1.39                      11,246,369
   2014                                                1.37                         1.42                      10,905,829
   2013                                                1.15                         1.37                       6,758,188
   2012                                                1.01                         1.15                       3,701,813
   2011                                                1.06                         1.01                         836,175

  BAND 0
   2015                                             $  1.50                       $ 1.49                         999,975
   2014                                                1.42                         1.50                         970,088
   2013                                                1.18                         1.42                         866,337
   2012                                                1.03                         1.18                         199,170
   2011                                                1.06                         1.03                         188,993

T. ROWE PRICE RETIREMENT 2030 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.47                       $ 1.45                      11,283,232
   2014                                                1.41                         1.47                      13,430,292
   2013                                                1.16                         1.41                       7,746,837
   2012                                                1.01                         1.16                       3,745,681
   2011                                                1.06                         1.01                       2,960,689
   2010                                                1.00 (10/29/10)              1.06                           5,541

T. ROWE PRICE RETIREMENT 2030 FUND - R CLASS
  BAND 125
   2015                                             $  1.46                       $ 1.43                      13,028,435
   2014                                                1.40                         1.46                      11,230,640
   2013                                                1.16                         1.40                       6,522,510
   2012                                                1.01                         1.16                       4,801,793
   2011                                                1.05                         1.01                       1,092,288

  BAND 0
   2015                                             $  1.54                       $ 1.53                       1,107,780
   2014                                                1.46                         1.54                         857,127
   2013                                                1.19                         1.46                         823,476
   2012                                                1.02                         1.19                         281,713
   2011                                                1.06                         1.02                         287,180

T. ROWE PRICE RETIREMENT 2035 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.50                       $ 1.48                       9,804,329
   2014                                                1.43                         1.50                       7,622,141
   2013                                                1.17                         1.43                       4,769,851
   2012                                                1.01                         1.17                       1,621,685
   2011                                                1.06                         1.01                       1,226,877

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT 2035 FUND - R CLASS
  BAND 125
   2015                                             $  1.48                       $ 1.46                       8,943,704
   2014                                                1.42                         1.48                       8,088,041
   2013                                                1.16                         1.42                       6,074,925
   2012                                                1.01                         1.16                       3,233,079
   2011                                                1.06                         1.01                         530,152

  BAND 0
   2015                                             $  1.56                       $ 1.56                       1,533,318
   2014                                                1.48                         1.56                       1,358,333
   2013                                                1.19                         1.48                       1,307,230
   2012                                                1.02                         1.19                         223,028
   2011                                                1.06                         1.02                          230192

T. ROWE PRICE RETIREMENT 2040 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.51                       $ 1.49                       9,703,305
   2014                                                1.45                         1.51                       9,567,448
   2013                                                1.17                         1.45                       5,868,950
   2012                                                1.01                         1.17                       2,107,760
   2011                                                1.06                         1.01                       1,459,824
   2010                                                1.00 (10/29/10)              1.06                           4,265

T. ROWE PRICE RETIREMENT 2040 FUND - R CLASS
  BAND 125
   2015                                             $  1.50                       $ 1.47                       7,231,254
   2014                                                1.44                         1.50                       6,305,719
   2013                                                1.16                         1.44                       4,662,353
   2012                                                1.00                         1.16                       3,111,107
   2011                                                1.06                         1.00                         798,303

  BAND 0
   2015                                             $  1.58                       $ 1.57                       2,537,472
   2014                                                1.49                         1.58                       1,823,812
   2013                                                1.19                         1.49                       1,775,811
   2012                                                1.02                         1.19                         177,950
   2011                                                1.06                         1.02                         196,544

T. ROWE PRICE RETIREMENT 2045 FUND - ADVISOR CLASS
  BAND 125
   2015                                             $  1.51                       $ 1.49                       6,044,892
   2014                                                1.45                         1.51                       4,427,753
   2013                                                1.17                         1.45                       3,099,877
   2012                                                1.01                         1.17                         637,869
   2011                                                1.06                         1.01                         405,885

T. ROWE PRICE RETIREMENT 2045 FUND - R CLASS
  BAND 125
   2015                                             $  1.50                       $ 1.48                       5,808,554
   2014                                                1.44                         1.50                       4,979,894
   2013                                                1.16                         1.44                       3,340,787
   2012                                                1.01                         1.16                       1,480,996
   2011                                                1.06                         1.01                         359,226

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                               $ 1.58                         $ 1.57                           440,759
   2014                                                 1.50                           1.58                           327,625
   2013                                                 1.19                           1.50                           260,958
   2012                                                 1.02                           1.19                            98,531
   2011                                                 1.06                           1.02                            78,030

T. ROWE PRICE RETIREMENT 2050 FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.51                         $ 1.49                         4,042,360
   2014                                                 1.45                           1.51                         2,702,975
   2013                                                 1.17                           1.45                         1,927,357
   2012                                                 1.01                           1.17                           365,394
   2011                                                 1.06                           1.01                           103,905

T. ROWE PRICE RETIREMENT 2050 FUND - R CLASS
  BAND 125
   2015                                               $ 1.50                         $ 1.48                         4,563,519
   2014                                                 1.44                           1.50                         4,171,499
   2013                                                 1.16                           1.44                         2,596,029
   2012                                                 1.00                           1.16                         1,375,501
   2011                                                 1.06                           1.00                           259,489

  BAND 0
   2015                                               $ 1.58                         $ 1.57                           383,269
   2014                                                 1.49                           1.58                           252,982
   2013                                                 1.19                           1.49                           229,620
   2012                                                 1.02                           1.19                            92,022
   2011                                                 1.06                           1.02                            56,217

T. ROWE PRICE RETIREMENT 2055 FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.51                         $ 1.49                         1,351,514
   2014                                                 1.45                           1.51                           713,365
   2013                                                 1.17                           1.45                           350,583
   2012                                                 1.01                           1.17                            31,245
   2011                                                 1.06                           1.01                            11,259

T. ROWE PRICE RETIREMENT 2055 FUND - R CLASS
  BAND 125
   2015                                               $ 1.50                         $ 1.48                         2,134,497
   2014                                                 1.44                           1.50                         1,069,945
   2013                                                 1.16                           1.44                           465,338
   2012                                                 1.01                           1.16                           221,448
   2011                                                 1.06                           1.01                            47,139

  BAND 0
   2015                                               $ 1.58                         $ 1.58                           127,170
   2014                                                 1.50                           1.58                            74,735
   2013                                                 1.19                           1.50                            34,105
   2012                                                 1.02                           1.19                             7,650
   2011                                                 1.06                           1.02                               203



                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

T. ROWE PRICE RETIREMENT BALANCED FUND - ADVISOR CLASS
  BAND 125
   2015                                               $ 1.22                         $  1.19                        1,386,471
   2014                                                 1.19                            1.22                        1,555,492
   2013                                                 1.11                            1.19                          469,551
   2012                                                 1.02                            1.11                           90,739
   2011                                                 1.02                            1.02                           94,381

T. ROWE PRICE RETIREMENT BALANCED FUND - R CLASS
  BAND 125
   2015                                               $ 1.20                         $  1.18                        2,499,417
   2014                                                 1.18                            1.20                        1,867,626
   2013                                                 1.10                            1.18                        1,289,725
   2012                                                 1.02                            1.10                        1,510,576
   2011                                                 1.02                            1.02                          350,527

  BAND 0
   2015                                               $ 1.27                         $  1.25                           62,647
   2014                                                 1.23                            1.27                           63,875
   2013                                                 1.13                            1.23                           55,493
   2012                                                 1.03                            1.13                           49,622

TEMPLETON FOREIGN FUND - A CLASS
  BAND 125
   2015                                               $ 1.01                         $  0.93                        1,157,554
   2014                                                 1.15                            1.01                        1,149,901
   2013                                                 0.91                            1.15                        1,167,485
   2012                                                 0.78                            0.91                          993,434
   2011                                                 0.91                            0.78                          897,945
   2010                                                 0.85                            0.91                          572,657
   2009                                                 0.57                            0.85                          599,494
   2008                                                 1.07                            0.57                          211,981
   2007                                                 1.00 (05/24/07)                 1.07                          188,000

TEMPLETON FOREIGN FUND - R CLASS
  BAND 125
   2015                                               $ 1.76                         $  1.61                        1,046,442
   2014                                                 2.00                            1.76                          999,510
   2013                                                 1.60                            2.00                          868,408
   2012                                                 1.37                            1.60                          838,492
   2011                                                 1.59                            1.37                          686,983
   2010                                                 1.49                            1.59                          706,504
   2009                                                 1.01                            1.49                          633,679
   2008                                                 1.90                            1.01                          555,568
   2007                                                 1.65                            1.90                          461,645
   2006                                                 1.40                            1.65                          474,067

  BAND 100
   2015                                               $ 1.81                         $  1.66                           47,447
   2014                                                 2.06                            1.81                           48,861

  BAND 0
   2015                                               $ 2.03                         $  1.88                           15,671
   2014                                                 2.28                            2.03                            3,880
   2013                                                 1.80                            2.28                            3,387
   2012                                                 1.52                            1.80                            6,071
   2011                                                 1.75                            1.52                            5,554
   2010                                                 1.61                            1.75                            2,026

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TEMPLETON GLOBAL BOND FUND - A CLASS
  BAND 125
   2015                                              $ 1.13                       $ 1.07                      17,016,372
   2014                                                1.13                         1.13                      14,398,254
   2013                                                1.12                         1.13                       7,684,082
   2012                                                0.98                         1.12                       1,855,717
   2011                                                1.01                         0.98                         252,519

  BAND 0
   2015                                              $ 1.19                       $ 1.14                         220,508
   2014                                                1.17                         1.19                         218,576
   2013                                                1.15                         1.17                         537,080
   2012                                                0.99                         1.15                         757,860

TEMPLETON GLOBAL BOND FUND - R CLASS
  BAND 125
   2015                                              $ 1.12                       $ 1.05                         995,448
   2014                                                1.12                         1.12                       1,016,454
   2013                                                1.11                         1.12                         601,508
   2012                                                0.97                         1.11                         401,129
   2011                                                1.01                         0.97                         112,685

TEMPLETON GROWTH FUND - A CLASS
  BAND 125
   2015                                              $ 1.01                       $ 0.93                         522,350
   2014                                                1.04                         1.01                       1,012,488
   2013                                                0.81                         1.04                       1,068,046
   2012                                                0.68                         0.81                         897,281
   2011                                                0.73                         0.68                       1,040,993
   2010                                                0.69                         0.73                       1,122,428
   2009                                                0.53                         0.69                       2,260,057
   2008                                                0.95                         0.53                       3,969,026
   2007                                                1.00 (05/24/07)              0.95                       8,454,516

TEMPLETON GROWTH FUND - R CLASS
  BAND 125
   2015                                              $ 1.72                       $ 1.59                         643,922
   2014                                                1.78                         1.72                         840,764
   2013                                                1.39                         1.78                         774,450
   2012                                                1.16                         1.39                         989,115
   2011                                                1.26                         1.16                       1,184,158
   2010                                                1.19                         1.26                       1,321,604
   2009                                                0.92                         1.19                       1,586,280
   2008                                                1.66                         0.92                       1,421,025
   2007                                                1.65                         1.66                       1,648,502
   2006                                                1.37                         1.65                       6,063,287

  BAND 100
   2015                                              $ 1.77                       $ 1.64                          31,780
   2014                                                1.83                         1.77                          28,416

  BAND 0
   2015                                              $ 1.99                       $ 1.85                          49,877
   2014                                                2.03                         1.99                          55,057
   2013                                                1.56                         2.03                          34,574
   2012                                                1.29                         1.56                          12,329
   2011                                                1.38                         1.29                          10,714
   2010                                                1.29                         1.38                         155,262
   2009                                                0.99                         1.29                         140.218
   2008                                                1.75                         0.99                         122,770

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

THORNBURG CORE GROWTH FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.98                       $  2.00                        430,280
   2014                                                2.00                          1.98                        483,587
   2013                                                1.42                          2.00                        599,833
   2012                                                1.19                          1.42                        574,576
   2011                                                1.19                          1.19                      1,136,037
   2010                                                1.09                          1.19                      1,748,703
   2009                                                0.76                          1.09                      2,122,941
   2008                                                1.58                          0.76                      1,885,904
   2007                                                1.43                          1.58                      1,565,277
   2006                                                1.23                          1.43                      3,696,961

  BAND 100
   2015                                              $ 2.03                       $  2.06                         95,926
   2014                                                2.05                          2.03                        113,860
   2013                                                1.45                          2.05                            631
   2012                                                1.21                          1.45                            635

  BAND 0
   2015                                              $ 2.24                       $  2.30                         19,395
   2014                                                2.24                          2.24                         20,476
   2013                                                1.57                          2.24                         32,620
   2012                                                1.30                          1.57                         11,160
   2011                                                1.28                          1.30                          9,008
   2010                                                1.17                          1.28                         19,924
   2009                                                0.80                          1.17                         14,492
   2008                                                1.64                          0.80                        177,751
   2007                                                1.47                          1.64                        207,040

THORNBURG CORE GROWTH FUND - R5 CLASS
  BAND 125
   2015                                              $ 1.33                       $  1.36                      1,410,294
   2014                                                1.34                          1.33                      1,782,006
   2013                                                0.95                          1.34                      1,523,962
   2012                                                0.79                          0.95                      1,347,806
   2011                                                0.78                          0.79                      5,363,789
   2010                                                0.72                          0.78                      8,530,808
   2009                                                0.50                          0.72                     10,694,351
   2008                                                1.02                          0.50                     10,171,492
   2007                                                1.00 (05/24/07)               1.02                      7,443,147

THORNBURG INTERNATIONAL VALUE FUND - R3 CLASS
  BAND 125
   2015                                              $ 1.62                       $  1.69                      1,526,155
   2014                                                1.74                          1.62                      2,281,988
   2013                                                1.53                          1.74                      4,659,313
   2012                                                1.35                          1.53                      5,856,046
   2011                                                1.58                          1.35                      6,055,133
   2010                                                1.40                          1.58                      5,036,486
   2009                                                1.08                          1.40                      3,967,180
   2008                                                1.89                          1.08                      3,190,732
   2007                                                1.50                          1.89                      2,027,013
   2006                                                1.24                          1.50                      3,123,096

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 100
   2015                                             $  1.66                       $ 1.74                         262,531
   2014                                                1.78                         1.66                         248,240
   2013                                                1.56                         1.78                          34,378
   2012                                                1.37                         1.56                         110,558
   2011                                                1.60                         1.37                         104,945
   2010                                                1.42                         1.60                          92,174
   2009                                                1.10                         1.42                         102,988
   2008                                                1.91                         1.10                          71,819
   2007                                                1.51                         1.91                          42,858
   2006                                                1.24                         1.51                          43,364

  BAND 50
   2015                                             $  1.74                       $ 1.84                              20
   2014                                                1.86                         1.74                              24
   2013                                                1.63                         1.86                              24
   2012                                                1.42                         1.63                           1,134
   2011                                                1.65                         1.42                           1,391
   2010                                                1.46                         1.65                           1,348

  BAND 0
   2015                                             $  1.83                       $ 1.94                         128,245
   2014                                                1.95                         1.83                         133,231
   2013                                                1.69                         1.95                         176,041
   2012                                                1.47                         1.69                         367,014
   2011                                                1.70                         1.47                         409,865
   2010                                                1.50                         1.70                         329,319
   2009                                                1.14                         1.50                         255,881
   2008                                                1.96                         1.14                         240,703
   2007                                                1.54                         1.96                         230,708
   2006                                                1.23                         1.54                         199,459

THORNBURG INTERNATIONAL VALUE FUND - R5 CLASS
  BAND 125
   2015                                             $  1.01                       $ 1.06                       1,454,086
   2014                                                1.08                         1.01                       2,973,293
   2013                                                0.95                         1.08                       7,915,475
   2012                                                0.83                         0.95                      15,109,730
   2011                                                0.96                         0.83                      15,120,866
   2010                                                0.86                         0.96                      12,711,651
   2009                                                0.66                         0.86                       9,790,206
   2008                                                1.14                         0.66                       9,479,363
   2007                                                1.00 (05/24/07)              1.14                      10,108,060

  BAND 25
   2015                                             $  1.09                       $ 1.16                               -
   2014                                                1.15                         1.09                               -
   2013                                                1.00                         1.15                               -
   2012                                                0.87                         1.00                               -
   2011                                                1.00                         0.87                               -
   2010                                                0.88                         1.00                         837,379
   2009                                                0.67                         0.88                         691,568
   2008                                                1.15                         0.67                         462,111



                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $ 1.11                        $ 1.18                        918,299
   2014                                               1.17                          1.11                        831,676
   2013                                               1.02                          1.17                        901,167
   2012                                               0.88                          1.02                        839,937
   2011                                               1.01                          0.88                        814,258
   2010                                               0.88                          1.01                        609,979

THORNBURG INVESTMENT INCOME BUILDER FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.48                        $ 1.37                        492,883
   2014                                               1.43                          1.48                        870,670
   2013                                               1.25                          1.43                        417,784
   2012                                               1.14                          1.25                        163,506
   2011                                               1.15                          1.14                        145,521
   2010                                               1.00 (05/27/10)               1.15                         18,602

  BAND 100
   2015                                             $ 1.49                        $ 1.39                         63,694
   2014                                               1.45                          1.49                         48,590

  BAND 0
   2015                                             $ 1.56                        $ 1.47                         27,859
   2014                                               1.50                          1.56                         62,115

THORNBURG INVESTMENT INCOME BUILDER FUND - R5 CLASS
  BAND 125
   2015                                             $ 1.51                        $ 1.41                        743,338
   2014                                               1.46                          1.51                        653,384
   2013                                               1.27                          1.46                        192,771
   2012                                               1.15                          1.27                          5,449

THORNBURG LIMITED TERM INCOME FUND - R3 CLASS
  BAND 125
   2015                                             $ 1.36                        $ 1.35                      5,900,141
   2014                                               1.33                          1.36                     11,883,438
   2013                                               1.36                          1.33                      7,135,716
   2012                                               1.28                          1.36                      5,362,683
   2011                                               1.23                          1.28                      2,671,637
   2010                                               1.17                          1.23                      2,067,429
   2009                                               1.02                          1.17                      3,430,194
   2008                                               1.07                          1.02                      2,647,722
   2007                                               1.02                          1.07                      2,567,949
   2006                                               1.00 (01/01/06)               1.02                        103,089

  BAND 100
   2015                                             $ 1.40                        $ 1.39                        582,428
   2014                                               1.37                          1.40                        469,944
   2013                                               1.38                          1.37                          1,468
   2012                                               1.30                          1.38                          1,170
   2011                                               1.25                          1.30                            906
   2010                                               1.19                          1.25                            602
   2009                                               1.03                          1.19                            298
   2008                                               1.08                          1.03                            621

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

  BAND 0
   2015                                             $  1.54                       $ 1.55                         824,281
   2014                                                1.49                         1.54                         239,130
   2013                                                1.50                         1.49                         271,393
   2012                                                1.40                         1.50                         512,947
   2011                                                1.33                         1.40                          93,105
   2010                                                1.25                         1.33                         143,412

THORNBURG LIMITED TERM INCOME FUND - R5 CLASS
  BAND 125
   2015                                             $  1.00 (02/03/15)            $ 0.99                      13,484,379

THORNBURG LIMITED TERM U.S. GOVERNMENT FUND - R3 CLASS
  BAND 125
   2015                                             $  1.19                       $ 1.18                         175,832
   2014                                                1.18                         1.19                         192,398
   2013                                                1.22                         1.18                         160,971
   2012                                                1.21                         1.22                         177,746
   2011                                                1.18                         1.21                         193,611
   2010                                                1.16                         1.18                         263,241
   2009                                                1.13                         1.16                         434,400
   2008                                                1.07                         1.13                         353,683
   2007                                                1.02                         1.07                         108,519
   2006                                                1.00 (01/01/06)              1.02                           7,215

  BAND 100
   2015                                             $  1.22                       $ 1.21                           9,730
   2014                                                1.21                         1.22                           3,597

THORNBURG VALUE FUND - R3 CLASS
  BAND 125
   2015                                             $  1.74                       $ 1.78                         295,032
   2014                                                1.58                         1.74                         567,313
   2013                                                1.15                         1.58                         587,938
   2012                                                1.05                         1.15                         890,652
   2011                                                1.23                         1.05                       1,134,316
   2010                                                1.14                         1.23                       1,749,057
   2009                                                0.79                         1.14                       1,226,796
   2008                                                1.38                         0.79                         987,743
   2007                                                1.32                         1.38                         793,227
   2006                                                1.10                         1.32                         179,766

  BAND 100
   2015                                             $  1.78                       $ 1.83                          26,824
   2014                                                1.61                         1.78                          21,564

  BAND 0
   2015                                             $  1.97                       $ 2.04                          22,162
   2014                                                1.77                         1.97                          19,645
   2013                                                1.27                         1.77                          17,136
   2012                                                1.14                         1.27                          70,956
   2011                                                1.32                         1.14                         149,638
   2010                                                1.21                         1.32                          79.276
   2009                                                0.84                         1.21                          48,498
   2008                                                1.43                         0.84                          61,335
   2007                                                1.35                         1.43                          53,573

                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                             ACCUMULATION UNIT VALUE          VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                           AT BEGINNING OF PERIOD               PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF BOND INDEX FUND - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.11                       $ 1.10                       2,437,282
   2014                                                1.07                         1.11                       2,171,313
   2013                                                1.11                         1.07                       1,253,237
   2012                                                1.08                         1.11                         954,372
   2011                                                1.02                         1.08                          66,044
   2010                                                1.00 (05/27/10)              1.02                             395

  BAND 0
   2015                                             $  1.18                       $ 1.18                          13,292
   2014                                                1.12                         1.18                             295

TIAA-CREF BOND PLUS FUND - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.00 (01/15/15)            $ 0.98                         104,699

TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.07                       $ 0.90                       1,259,668
   2014                                                1.12                         1.07                         578,823
   2013                                                1.00 (06/20/13)              1.12                           1,933

TIAA-CREF GROWTH & INCOME - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.92                       $ 1.95                       1,838,509
   2014                                                1.75                         1.92                       1,654,521
   2013                                                1.32                         1.75                       2,074,721
   2012                                                1.15                         1.32                       1,022,680
   2011                                                1.14                         1.15                         348,821
   2010                                                1.02                         1.14                          55,216

TIAA-CREF INTERNATIONAL EQUITY INDEX - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.23                       $ 1.20                       4,020,995
   2014                                                1.32                         1.23                       2,931,563
   2013                                                1.10                         1.32                       1,472,370
   2012                                                0.94                         1.10                       1,067,233
   2011                                                1.08                         0.94                         258,961
   2010                                                1.02                         1.08                          51,809

  BAND 0
   2015                                             $  1.31                       $ 1.30                           6,292
   2014                                                1.39                         1.31                              80

TIAA-CREF LARGE-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.00 (01/15/15)            $ 1.11                          88,431

TIAA-CREF LARGE-CAP GROWTH INDEX - RETIREMENT CLASS
  BAND 125
   2015                                             $  1.97                       $ 2.05                       4,967,137
   2014                                                1.77                         1.97                       3,883,466
   2013                                                1.35                         1.77                       3,446,698
   2012                                                1.19                         1.35                       2,867,188
   2011                                                1.17                         1.19                         360,489

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LARGE-CAP VALUE FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $  0.98                            1,932

TIAA-CREF LARGE-CAP VALUE INDEX - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.92                         $  1.82                        2,826,342
   2014                                                 1.72                            1.92                        2,282,807
   2013                                                 1.32                            1.72                        1,878,279
   2012                                                 1.14                            1.32                        1,552,247
   2011                                                 1.15                            1.14                           94,634
   2010                                                 1.01                            1.15                            6,196

TIAA-CREF LIFECYCLE INDEX 2010 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.06                         $  1.04                        6,503,068
   2014                                                 1.01                            1.06                        4,115,312

  BAND 0
   2015                                               $ 1.07                         $  1.07                           92,313
   2014                                                 1.01                            1.07                           20,236

TIAA-CREF LIFECYCLE INDEX 2015 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.06                         $  1.04                       15,693,344
   2014                                                 1.01                            1.06                        9,793,971

  BAND 0
   2015                                               $ 1.07                         $  1.07                          216,797
   2014                                                 1.01                            1.07                           46,822

TIAA-CREF LIFECYCLE INDEX 2020 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.06                         $  1.05                       39,100,828
   2014                                                 1.01                            1.06                       20,341,665

  BAND 0
   2015                                               $ 1.08                         $  1.07                          329,052
   2014                                                 1.02                            1.08                           63,257

TIAA-CREF LIFECYCLE INDEX 2025 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.07                         $  1.05                       31,512,437
   2014                                                 1.02                            1.07                       16,444,515

  BAND 0
   2015                                               $ 1.08                         $  1.08                          240,826
   2014                                                 1.02                            1.08                           44,003

TIAA-CREF LIFECYCLE INDEX 2030 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.07                         $  1.05                       29,433,683
   2014                                                 1.02                            1.07                       16,053,227

  BAND 0
   2015                                               $ 1.09                         $  1.08                          244,744
   2014                                                 1.02                            1.09                           35,942

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF LIFECYCLE INDEX 2035 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.08                         $ 1.05                        21,022,037
   2014                                                 1.02                           1.08                         9,025,589

  BAND 0
   2015                                               $ 1.09                         $ 1.08                           170,385
   2014                                                 1.02                           1.09                            28,731

TIAA-CREF LIFECYCLE INDEX 2040 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.08                         $ 1.05                        19,444,398
   2014                                                 1.02                           1.08                         8,245,580

  BAND 0
   2015                                               $ 1.09                         $ 1.08                           133,942
   2014                                                 1.03                           1.09                            23,628

TIAA-CREF LIFECYCLE INDEX 2045 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.08                         $ 1.05                        11,183,002
   2014                                                 1.02                           1.08                         4,758,267

  BAND 0
   2015                                               $ 1.09                         $ 1.08                            85,300
   2014                                                 1.02                           1.09                            14,306

TIAA-CREF LIFECYCLE INDEX 2050 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.08                         $ 1.05                         8,692,706
   2014                                                 1.02                           1.08                         3,019,431

  BAND 0
   2015                                               $ 1.09                         $ 1.08                            69,014
   2014                                                 1.03                           1.09                            12,081

TIAA-CREF LIFECYCLE INDEX 2055 FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.08                         $ 1.05                         2,991,093
   2014                                                 1.02                           1.08                           965,288

  BAND 0
   2015                                               $ 1.09                         $ 1.08                            47,438
   2014                                                 1.02                           1.09                             4,078

TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.05                         $ 1.04                         3,194,317
   2014                                                 1.01                           1.05                         1,665,953

TIAA-CREF MID-CAP GROWTH FUND - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.00 (01/15/15)              $ 1.02                            40,321

                                                                                ACCUMULATION UNIT            NUMBER OF ACCUMULATION
                                              ACCUMULATION UNIT VALUE            VALUE AT END OF                UNITS OUTSTANDING
INVESTMENT ACCOUNT                            AT BEGINNING OF PERIOD                 PERIOD                     AT END OF PERIOD
------------------------------------------------------------------------------------------------------------------------------------

TIAA-CREF SOCIAL CHOICE EQUITY - RETIREMENT CLASS
  BAND 125
   2015                                               $ 1.87                         $  1.79                        1,699,853
   2014                                                 1.70                            1.87                        1,207,433
   2013                                                 1.29                            1.70                          744,293
   2012                                                 1.15                            1.29                          506,680
   2011                                                 1.16                            1.15                          294,583
   2010                                                 1.02                            1.16                          178,008

TIMOTHY PLAN CONSERVATIVE GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 1.07                         $  1.02                          156,954
   2014                                                 1.06                            1.07                          124,607
   2013                                                 0.98                            1.06                          108,499
   2012                                                 0.93                            0.98                          159,809
   2011                                                 0.93                            0.93                          105,756
   2010                                                 0.84                            0.93                           89,225
   2009                                                 0.70                            0.84                           87,660
   2008                                                 1.00                            0.70                           10,335

TIMOTHY PLAN STRATEGIC GROWTH FUND - A CLASS
  BAND 125
   2015                                               $ 1.01                         $  0.95                          126,142
   2014                                                 1.01                            1.01                          113,200
   2013                                                 0.87                            1.01                          105,444
   2012                                                 0.80                            0.87                          123,342
   2011                                                 0.84                            0.80                          108,068
   2010                                                 0.75                            0.84                           86,314
   2009                                                 0.59                            0.75                          123,458
   2008                                                 0.99                            0.59                           33,350

TOUCHSTONE FLEXIBLE INCOME FUND - A CLASS
  BAND 125
   2015                                               $ 1.06                         $  1.07                          221,888
   2014                                                 1.00                            1.06                          238,543
   2013                                                 1.01                            1.00                          224,067
   2012                                                 1.00 (09/07/12)                 1.01                          231,071

  BAND 100
   2015                                               $ 1.06                         $  1.08                            6,795
   2014                                                 1.00                            1.06                            5,868

TOUCHSTONE FOCUSED FUND - A CLASS
  BAND 125
   2015                                               $ 1.54                         $  1.57                          326,719
   2014                                                 1.47                            1.54                          292,792
   2013                                                 1.07                            1.47                          337,730
   2012                                                 1.00 (04/12/12)                 1.07                          288,450

  BAND 100
   2015                                               $ 1.55                         $  1.58                          357,744
   2014                                                 1.47                            1.55                          357,083
   2013                                                 1.07                            1.47                              841

TOUCHSTONE FOCUSED FUND - Y CLASS
  BAND 125
   2015                                               $ 1.55                         $  1.59                          398,110

                                                                             ACCUMULATION UNIT         NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF             UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                  AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

TOUCHSTONE GROWTH OPPORTUNITIES FUND - A CLASS
  BAND 125
   2015                                             $ 1.53                        $ 1.47                        106,127
   2014                                               1.38                          1.53                        102,923
   2013                                               1.01                          1.38                        117,328
   2012                                               1.00 (09/07/12)               1.01                        130,402

  BAND 100
   2015                                             $ 1.54                        $ 1.49                         58,996
   2014                                               1.39                          1.54                         40,556

TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND - A CLASS (FORMERLY TOUCHSTONE LARGE CAP GROWTH FUND)
  BAND 125
   2015                                             $ 1.34                        $ 1.32                         33,215
   2014                                               1.23                          1.34                         12,811
   2013                                               0.96                          1.23                         12,819
   2012                                               1.00 (09/07/12)               0.96                         12,448

  BAND 100
   2015                                             $ 1.35                        $ 1.34                          2,012
   2014                                               1.23                          1.35                         48,045

TOUCHSTONE VALUE FUND - A CLASS
  BAND 125
   2015                                             $ 1.42                        $ 1.37                        758,382
   2014                                               1.30                          1.42                        820,842
   2013                                               1.00                          1.30                        356,371
   2012                                               1.00 (09/07/12)               1.00                        291,302

  BAND 100
   2015                                             $ 1.43                        $ 1.39                          2,043
   2014                                               1.30                          1.43                         15,028

VANGUARD SHORT TERM FEDERAL FUND - INVESTOR CLASS
  BAND 125
   2015                                             $ 1.83                        $ 1.83                      1,371,210
   2014                                               1.84                          1.83                      1,206,193
   2013                                               1.87                          1.84                      1,455,147
   2012                                               1.86                          1.87                      1,861,464
   2011                                               1.84                          1.86                      1,646,475
   2010                                               1.80                          1.84                      1,118,269
   2009                                               1.77                          1.80                        978,912
   2008                                               1.68                          1.77                      1,108,142
   2007                                               1.58                          1.68                        734,085
   2006                                               1.53                          1.58                        633,695

  BAND 0
   2015                                             $ 2.35                        $ 2.37                              -
   2014                                               2.32                          2.35                              -
   2013                                               2.33                          2.32                              -
   2012                                               2.30                          2.33                              -
   2011                                               2.23                          2.30                              -
   2010                                               2.16                          2.23                              -
   2009                                               2.11                          2.16                              -
   2008                                               1.97                          2.11                          6,994



                                                                             ACCUMULATION UNIT          NUMBER OF ACCUMULATION
                                            ACCUMULATION UNIT VALUE           VALUE AT END OF              UNITS OUTSTANDING
INVESTMENT ACCOUNT                          AT BEGINNING OF PERIOD                PERIOD                   AT END OF PERIOD
---------------------------------------------------------------------------------------------------------------------------------

VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO
  BAND 125
   2015                                             $ 2.03                        $ 1.95                      21,300,346
   2014                                               1.99                          2.03                      21,190,812
   2013                                               1.37                          1.99                      21,045,628
   2012                                               1.21                          1.37                      17,826,702
   2011                                               1.21                          1.21                      16,391,562
   2010                                               1.00 (05/27/10)               1.21                          15,516

  BAND 0
   2015                                             $ 2.15                        $ 2.09                          15,949
   2014                                               2.08                          2.15                             367

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - A CLASS
  BAND 125
   2015                                             $ 1.56                        $ 1.55                         299,995
   2014                                               1.41                          1.56                          18,251
   2013                                               1.06                          1.41                              55

  BAND 0
   2015                                             $ 1.61                        $ 1.62                           2,209
   2014                                               1.44                          1.61                           1,120

VICTORY SYCAMORE ESTABLISHED VALUE FUND  - R CLASS
  BAND 125
   2015                                             $ 1.55                        $ 1.54                         409,165
   2014                                               1.41                          1.55                         619,969
   2013                                               1.06                          1.41                         477,314
   2012                                               1.00 (05/24/12)               1.06                         138,388

  BAND 0
   2015                                             $ 1.60                        $ 1.61                         104,928
   2014                                               1.44                          1.60                         119,034
   2013                                               1.07                          1.44                         103,596

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - A CLASS
  BAND 125
   2015                                             $ 1.50                        $ 1.47                         613,420
   2014                                               1.43                          1.50                         119,760
   2013                                               1.09                          1.43                         104,535

VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND  - R CLASS
  BAND 125
   2015                                             $ 1.49                        $ 1.46                         222,297
   2014                                               1.42                          1.49                          81,482
   2013                                               1.09                          1.42                          74,754

WESTERN ASSET CORE PLUS BOND FUND - FI CLASS
  BAND 125
   2015                                             $ 1.03                        $ 1.03                         782,781
   2014                                               0.97                          1.03                         202,804

WESTERN ASSET CORE PLUS BOND FUND - R CLASS
  BAND 125
   2015                                             $ 1.02                        $ 1.02                         153,274
   2014                                               0.97                          1.02                             526
   2013                                               1.00                          0.97                             208

         INFORMATION ABOUT AUL, THE VARIABLE ACCOUNT, AND THE FUNDS


AMERICAN UNITED LIFE INSURANCE COMPANY(R)

AUL is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government, and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company ("MHC").

After conversion, MHC issued voting stock to a newly formed stock holding company, OneAmerica Financial Partners, Inc. (the "Stock Holding Company"). The Stock Holding Company may, at some future time, offer shares of its stock publicly or privately; however, MHC must always hold at least 51 percent of the voting stock of the Stock Holding Company, which in turn owns 100 percent of the voting stock of AUL. No plans have been formulated to issue any shares of capital stock of the Stock Holding Company at this time. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due in 2033.


AUL conducts a conventional life insurance and annuity business. The principal underwriter for the Contracts is OneAmerica Securities, Inc., a wholly owned subsidiary of AUL. OneAmerica Securities, Inc. is registered as a broker-dealer with the SEC.



VARIABLE ACCOUNT

The AUL American Unit Trust was established by AUL on August 17, 1989, under procedures established under Indiana law. The income, gains, or losses of the Variable Account are credited to or charged against the assets of the Variable Account without regard to other income, gains, or losses of AUL. AUL owns the assets in the Variable Account and is required to maintain sufficient assets in the Variable Account to meet all Variable Account obligations under the Contracts. AUL may transfer to its General Account assets that exceed anticipated obligations of the Variable Account. All obligations arising under the Contracts are general corporate obligations of AUL. AUL may invest its own assets in the Variable Account, and may accumulate in the Variable Account proceeds from Contract charges and investment results applicable to those assets.

The Variable Account is currently divided into sub-accounts referred to as Investment Accounts. Each Investment Account invests exclusively in shares of a specific Fund or in a specific portfolio of one of the Funds. Contributions may be allocated to one (1) or more Investment Accounts available under a Contract. Not all of the Investment Accounts may be available under a particular Contract and some of the Investment Accounts are not available for certain types of Contracts. AUL may in the future establish additional Investment Accounts of the Variable Account, which may invest in other portfolios of the Funds or in other securities, Funds, or investment vehicles.

The Variable Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act"). Registration with the SEC does not involve supervision by the SEC of the administration or investment practices of the Variable Account or of AUL.


THE FUNDS


Each of the Funds is a diversified, open-end management investment company commonly referred to as a Fund. Each of the Funds is registered with the SEC under the 1940 Act. Such registration does not involve supervision by the SEC of the investments or investment policies or practices of the Fund. Each portfolio has its own investment objectives and policies. The shares of each Fund portfolio are purchased by AUL for the corresponding Investment Account at the portfolio's net asset value per share, i.e., without any sales load. All dividends and capital gain distributions received from a portfolio are automatically reinvested in such portfolio at net asset value, unless AUL instructs otherwise. AUL has entered into agreements with AllianceBernstein LP; Allianz Global Investors Fund Management LLC; American Century Investment Management, Inc.; AQR Capital Management LLC; Ariel Investments, LLC; BlackRock Advisors LLC; BMO Investment Distributors, LLC; Calvert Investment Management, Inc.; Capital Research and Management Company; Capstone Asset Management Company; Columbia Management Investment Advisers, LLC; Columbia Wanger Asset Management LLC; Cramer Rosenthal McGlynn, LLC; Deutsche Investment Management Americas, Inc.; Dimensional Fund Advisors LP; Dreyfus Corporation; Federated Equity Management Company of Penn; Federated Global Investment Management Corp.; Federated Investment Management Company; Federated MDTA LLC; Fidelity Management & Research Company; Fidelity SelectCO, LLC; Franklin Advisers, Inc.; Franklin Advisory Services, LLC; Franklin Mutual Advisors, Inc.; Fred Alger Management, Inc.; Goldman Sachs Asset Management, L.P.; Granahan Investment Management, Inc., Vanguard Group, Inc.; Harris Associates L.P.; Hensseler Asset Management, LLC; Invesco Advisers, Inc.; Ivy Investment Management Co.; Janus Capital Management LLC; Legg Mason Partners Fund Advisor, LLC; Lord, Abbott & Company LLC; Managers Investment Group LLC; Manning & Napier Advisors, Inc.; Massachusetts Financial Services Company; MFS Investment Management; Neuberger Berman Management, Inc.; Northern Trust Investments, Inc; Nuveen Fund Advisors, Inc.; Oak Ridge Investments, LLC; OFI Global Asset Management; OneAmerica Asset Management, LLC; Pacific Investment Management Company LLC; Parnassus Investments; Pax World Management LLC; Payden & Rygel; Payden/Kravitz

Investment Advisors LLC; PIMCO; Pioneer Investment Management Inc.; PNC Capital Advisors, LLC; Prudential Investments LLC; Putnam Investment Management, LLC; RidgeWorth Investments; Russell Investment Management Company; Schwartz Investment Counsel Inc.; SSgA Funds Management Co.; Strategic Advisers, Inc.;
T. Rowe Price Associates, Inc., Teachers Advisors, Inc.; Templeton Global Advisors Limited; Thornburg Investment Management, Inc.; Timothy Partners, Ltd; Touchstone Advisors Inc.; Vanguard Group, Inc.; and Victory Capital Management, Inc., under which AUL has agreed to render certain services and to provide information about these Funds to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds.



REVENUE AUL RECEIVES

Under the agreements referenced in the immediately preceding section, AUL has agreed to render certain services and to provide information about the Funds in the preceding section to its Contract Owners and/or Participants who invest in the Investment Accounts that invest in these Funds. Further, under these agreements, AUL may directly or indirectly receive payments from the underlying Fund portfolios, their advisers, sub-advisers, distributors or affiliates thereof, in connection with these certain administrative, marketing and other services AUL provides and expenses AUL incurs. AUL generally receives these types of payments:

RULE 12b-1 FEES & OTHER FEES. By virtue of the agreements entered into between the Funds and AUL, AUL receives compensation from the Distributor/Advisor of the Funds, ranging from 0.0 percent until a certain level of Fund assets have been purchased to an annual service fee of up to 0.75 percent based on the average daily market value of shares owned by the separate account. AUL retains any such 12b-1 and any other fees it receives that are attributable to AUL's variable insurance products.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES ("SUPPORT FEES"). As noted above, an investment advisor, sub-advisor, administrator and/or distributor (or affiliates thereof) of the underlying Fund portfolios may make payments to AUL. These payments may be derived, in whole or in part, from the advisory fee deducted from the underlying Fund portfolio assets. Contract Owners and /or Participants, through their investment in the Investment Accounts that invest in underlying Fund portfolios, bear the costs of these advisory fees. The amount of the payments AUL receives is based on a percentage of the assets of the particular underlying Fund portfolios attributable to the Contract and to certain other variable insurance products that AUL issues. These percentages differ and may be significant. Some advisers or sub-advisers pay AUL more than others.

Since not all Funds pay AUL the same amount of 12b-1 Fees or Support Fees, the amount of the fees received by AUL may be greater or smaller depending upon the manner in which the money that makes up a Participant's Account Value is allocated.

The investment advisors of the Funds are identified in the Summary. All of the investment advisors are registered with the SEC as investment advisors. The Funds offer their shares as investment vehicles to support variable annuity contracts. The advisors or distributors of the Funds may advise and distribute to other investment companies that offer their shares directly to the public, some of which have names similar to the names of the Funds in which the Investment Accounts invest. These investment companies offered to the public should not be confused with the Funds in which the Investment Accounts invest. The Funds are described in their prospectuses, which accompany this prospectus.

The Owner and/or Participant should consult his or her registered representative or financial advisor who may provide information on the Funds, as not all of them may be suitable for an Owner's and/or Participant's long-term investment needs. The Owner and/or Participant's can lose money by investing in a Contract, and the underlying Funds could underperform other investments. Although the investment objectives and policies of certain Funds are similar to the investment objectives and policies of other portfolios that may be managed or sponsored by the same investment advisor, sub-advisor, manager, or sponsor, AUL does not represent or assure that the investment results will be comparable to those of any other portfolio, even where the investment advisor, sub-advisor, or manager is the same. Certain Funds available through the Contract have names similar to Funds not available through the Contract. The performance of a Fund not available through the Contract does not indicate performance of a similarly named Fund available through the Contract. Differences in portfolio size, actual investments held, fund expenses, and other factors all contribute to differences in Fund performance. For all these reasons, investment results are expected to differ.

Each Fund is registered with the SEC as a diversified, open-end management investment company under the 1940 Act, although the SEC does not supervise the Fund's management or investment practices and policies. Each of the Funds comprises one or more of the portfolios and other series that may not be available under the Contracts. The investment objectives of each of the portfolios are described below.

THE FUNDS ARE DESCRIBED IN THEIR PROSPECTUSES, WHICH ACCOMPANY THIS PROSPECTUS. FOR MORE COMPLETE INFORMATION CONCERNING THE APPLICABLE FUND AND ITS PORTFOLIOS, PLEASE SEE THE APPLICABLE FUND'S PROSPECTUS, WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING.



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FUND CLASS & DESIGNATION                                           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
AB Core Opportunities Fund - R Class                               Seeks long-term growth of capital.

AB Discovery Growth Fund - R Class                                 Seeks long-term growth of capital.

AB Discovery Value Fund - R Class                                  Seeks long-term growth of capital.

AB High Income Fund - Advisor Class & R Class                      Seeks high level of income.

AB International Growth Fund - R Class                             Seeks long-term growth of capital.

AB International Value Fund - R Class                              Seeks long-term growth of capital.

AB Small Cap Growth Fund - R Class                                 Seeks long-term growth of capital.

AB Value Fund - R Class                                            Seeks capital growth and preservation along with current income.
                                                                   Capital appreciation is a secondary objective.

Alger Balanced Portfolio - I-2 Class                               Seeks current income and long-term capital growth.

Alger Capital Appreciation Institutional Fund - I Class & R Class  Seeks long-term capital appreciation.

Alger Capital Appreciation Portfolio - I-2 Class                   Seeks long-term capital appreciation.

Alger Large Cap Growth Portfolio - I-2 Class                       Seeks long-term capital appreciation.

Alger Small Cap Growth Institutional Fund - I Class & R Class      Seeks long-term capital appreciation.

AllianzGI NFJ Dividend Value Fund - Administrative Class &         Seeks long-term growth of capital and income.
R Class

AllianzGI NFJ Mid-Cap Value Fund - Administrative Class &          Seeks long-term growth of capital and income.
R Class

AllianzGI NFJ Small-Cap Value Fund - Administrative Class &        Seeks long-term capital appreciation.
R Class

AllianzGI Retirement 2015 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2020 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2025 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2030 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2035 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2040 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2045 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2050 Fund - A* Class & Administrative         Seeks capital growth and preservation along with current income.
Class                                                              Capital appreciation is a secondary objective.

AllianzGI Retirement 2055 Fund - A* Class & Administrative         Seeks current income and capital appreciation as a secondary
Class                                                              objective.

AllianzGI Retirement Income Fund - A* Class &                      Seeks current income and long-term growth of capital.
Administrative Class

American Century Disciplined Growth Fund - A* Class &              Seeks a high level of income by investing in non-money market
Investor Class                                                     debt securities.

American Century Diversified Bond Fund - A* Class &                Seeks long-term capital growth.
Investor Class

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FUND CLASS & DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century Emerging Markets - A* Class & Investor           Seeks capital appreciation.
Class

American Century Equity Growth - A* Class & Investor Class        Seeks long-term capital growth.

American Century Equity Income - A* Class & Investor Class        Seeks high current income.

American Century Ginnie Mae - A* Class                            Seeks long-term growth.

American Century Growth - A* Class                                Seeks total return and potential inflation protection.

American Century Heritage - A* Class & Investor Class             Seeks capital growth.

American Century Income & Growth - Investor Class                 Seeks long-term capital growth.

American Century Inflation-Adjusted Bond - A* Class               Seeks high total return.

American Century International Bond - A* Class & Investor         Seeks long-term capital growth.
Class

American Century International Discovery - A* Class &             Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century International Growth - A* Class & Investor       Seeks long-term growth and income.
Class

American Century Large Company Value - A* Class                   Seeks high total investment return.

American Century Mid Cap Value Fund - A* Class & Investor         Seeks long-term capital growth.
Class

American Century One Choice 2020 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2025 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2030 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2035 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2040 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2045 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2050 Portfolio - A* Class &           Seeks to achieve highest total return consistent with its asset
Investor Class                                                    mix.

American Century One Choice 2055 Portfolio - A* Class &           Seeks current income and capital appreciation as a secondary
Investor Class                                                    objective.

American Century One Choice In Retirement Portfolio -             Seeks long-term capital appreciation and growth of income.
A* Class & Investor Class

American Century Real Estate - A* Class & Investor Class          Seeks current income and capital appreciation.

American Century Select - A* Class & Investor Class               Seeks capital appreciation.

American Century Small Cap Growth - A* Class                      Seeks long-term growth and income.

American Century Small Cap Value - A* Class & Investor Class      Seeks capital growth.

American Century Small Company - A* Class                         Seeks current income and moderate growth over time.

American Century Strategic Allocation: Aggressive - A* Class &    Seeks long-term growth.
Investor Class

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FUND CLASS & DESIGNATION                                      OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Century Strategic Allocation: Conservative -         Seeks growth over time and some income.
A* Class & Investor Class

American Century Strategic Allocation: Moderate -             Seeks long-term capital appreciation and minimal income.
A* Class & Investor Class

American Century Ultra - A* Class & Investor Class            Seeks long-term capital growth and income as a secondary objective.

American Century Value - A* Class & Investor Class            Seeks long-term capital growth.

American Century VP Capital Appreciation Fund - I Class       Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds AMCAP Fund - R3 Class & R4 Class               Seeks high level of current income with capital appreciation.

American Funds American Balanced Fund - R3 Class & R4 Class   Seeks conservation of capital, current income and long-term growth of capital and income.

American Funds American High Income Trust - R3 Class &        Seeks long-term growth of capital.
R4 Class

American Funds Capital World Growth and Income -              Seeks long-term growth of capital.
R3 Class & R4 Class

American Funds EuroPacific Growth Fund - R3 Class,            Seeks long-term growth of capital and income.
R4 Class & R5 Class

American Funds Fundamental Investors - R3 Class & R4 Class    Seeks current income with preservation of capital.

American Funds Intermediate Bond Fund of America -            Seeks long-term capital appreciation.
R3 Class & R4 Class

American Funds New Perspective Fund - R3 Class & R4 Class     Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.

American Funds New World Fund - R3 Class & R4 Class           Seeks long-term growth of capital.

American Funds SMALLCAP World Fund - R3 Class & R4 Class      Seeks long-term capital appreciation.

American Funds The Growth Fund of America - R3 Class &        Seeks long-term growth of capital.
R4 Class

American Funds Washington Mutual Investors Fund -             Seeks long-term growth of capital.
R3 Class & R4 Class

American Funds 2010 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2015 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2020 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2025 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2030 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2035 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2040 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2045 Target Date Retirement Fund -             Seeks growth, income and conservation of capital.
R3 Class & R4 Class

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FUND CLASS & DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
American Funds 2050 Target Date Retirement Fund -                 Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2055 Target Date Retirement Fund -                 Seeks growth, income and conservation of capital.
R3 Class & R4 Class

American Funds 2060 Target Date Retirement Fund -                 Seeks growth, income and conservation of capital.
R3 Class & R4 Class

AMG Managers Cadence Capital Appreciation Fund -                  Seeks growth of capital.
Investor Class

AMG Managers Cadence Mid Cap Fund - Investor Class &              Seeks growth of capital.
Service Class

AQR Emerging Multi-Style Fund - N Class                           Seeks long-term capital appreciation.

AQR International Multi-Style Fund - N Class                      Seeks long-term capital appreciation.

AQR Large Cap Multi-Style Fund - N Class                          Seeks long-term capital appreciation.

AQR Small Cap Multi-Style Fund - N Class                          Seeks long-term capital appreciation.

Ariel Appreciation Fund - Investor Class                          Seeks long-term total return and total return.

Ariel Fund - Investor Class                                       Seeks long-term capital appreciation.

Ave Maria Catholic Values Fund - No Load                          Seeks long-term capital appreciation.

Ave Maria Growth Fund - No Load                                   Seeks long-term capital appreciation.

Ave Maria Rising Dividend Fund - No Load                          Seeks to provide increasing dividend income over time, long-term growth of capital, and a reasonable level of current income.

Ave Maria World Equity Fund - No Load                             Seeks long-term capital appreciation.

BlackRock Equity Dividend Fund - Institutional Class              Seeks to provide high total investment return.

BlackRock Global Allocation Fund - Institutional Class & R Class  Seeks maximum total return.

BlackRock GNMA Portfolio - Service Class                          Seeks long-term capital appreciation.

BlackRock Health Sciences Opportunities Portfolio                 Seeks to provide long-term growth of capital.
Institutional Class & R Class

BlackRock High Yield Bond Portfolio - Service Class & R Class     Seeks to maximize total return, consistent with income generation and prudent investment management.

BlackRock Small Cap Growth Equity Portfolio -                     Seeks capital appreciation.
Institutional Class

BlackRock Total Return Fund - A* Class & R Class                  Seeks to realize a total return that exceeds that of the Barclays
                                                                  Capital U.S. Aggregate Bond Index.

BMO Mid-Cap Growth Fund - R3 Class & Y Class                      Seeks capital appreciation.

BMO Mid-Cap Value Fund - R3 Class & Y Class                       Seeks growth of capital.

BMO Small-Cap Growth Fund - Y Class                               Seeks capital appreciation.

BMO Small-Cap Value Fund - A* Class & R3 Class                    Seeks to provide capital appreciation.

Calvert Equity Portfolio - A* Class                               Seeks to maximize long-term income.

Calvert Income Fund - A* Class                                    Seeks long-term capital appreciation.

Calvert Small Cap Fund - A* Class                                 Seeks growth of capital.

Calvert VP SRI Mid Cap Growth Portfolio - No Load                 Seeks capital appreciation.

ClearBridge Aggressive Growth Fund - FI Class & R Class           Seeks long-term capital appreciation.

ClearBridge Appreciation Fund - FI Class & R Class                Seeks long-term capital appreciation.

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FUND CLASS & DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Columbia Acorn International Fund - A* Class, R4 Class &          Seeks high total return.
Z Class

Columbia Contrarian Core Fund - A* Class & R4 Class               Seeks total return, consisting of long-term capital appreciation and current income.

Columbia Dividend Income Fund - A* Class & R4 Class               Seeks total return, consisting of current income and capital appreciation.

Columbia Emerging Markets Bond Fund - A* Class & Z Class          Seeks total return.

Columbia Select Global Growth Fund - A* Class & R4 Class          Seeks long-term growth of capital.
(Formerly Columbia Marsico Global Fund)(1)

Columbia Mid Cap Index Fund - A* Class                            Seeks long-term capital appreciation.

Columbia Mid Cap Value Fund - A* Class & R4 Class                 Seeks long-term capital appreciation.

Columbia Multi-Advisor Small Cap Value Fund - A* Class,           Seeks capital gain.
R4 Class & Z Class

Columbia Select Large-Cap Value Fund - A* Class & R4 Class        Seeks to provide shareholders with long-term capital appreciation.

Columbia Select Smaller-Cap Value Fund - A* Class & R4 Class      Seeks to provide shareholders with long-term capital appreciation.

Columbia Seligman Communications and Information Fund -           Seeks total return.
A* Class, R4 Class & Z Class

Columbia Small Cap Index Fund - A* Class                          Seeks to achieve long-term capital appreciation with current income as a secondary objective.

Columbia U.S. Government Mortgage Fund - A* Class & R4 Class      Seeks current income, with a secondary objective of preservation of capital.

CRM Mid Cap Value - Investor Class                                Seeks long-term capital appreciation.

CRM Small Cap Value - Investor Class                              Seeks long-term capital appreciation.

Deutsche Real Assets - A* Class & S Class (Formerly Duetsche      Seeks long-term capital appreciation.
Alternative Asset Allocation)(2)

Deutsche Enhanced Commodity Strategy Fund - A* Class &            Seeks total return.
S Class

Deutsche Global Infrastructure Fund - A* Class & S Class          Seeks total return from both capital appreciation and current income.

Deutsche Large Cap Value Fund - A* Class & S Class                Seeks total return through current income and long term capital appreciation as a secondary objective.

Deutsche Mid Cap Value Fund - A* Class & S Class                  Seeks long-term capital appreciation.

Deutsche Real Estate Securities - A* Class & S Class              Seeks high current income.

Deutsche Small Cap Value Fund - A* Class & S Class                Seeks long-term capital appreciation.

Deutsche Strategic Government Securities - A* Class & S Class     Seeks high total return.

DFA Emerging Markets Value - R2 Class                             Seeks above average current income and long-term capital
                                                                  appreciation.

DFA Global Allocation 25/75 - R2 Class                            Seeks total return.

DFA Global Allocation 60/40 - R2 Class                            Seeks total return.

DFA Global Equity - R2 Class                                      Seeks long-term capital appreciation.

DFA International Value - R2 Class                                Seeks long-term capital appreciation.

DFA US Targeted Value - R2 Class                                  Seeks capital appreciation.

Dreyfus Natural Resources Fund - I Class                          Seeks long-term capital appreciation.

Federated High Yield Trust - Institutional Class & Service Class  Seeks high current income.

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FUND CLASS & DESIGNATION                                         OBJECTIVE
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
Federated International Leaders Fund - A* Class &                Seeks long-term capital growth.
Institutional Class

Federated Kaufmann Large Cap Fund - A* Class &                   Seeks capital appreciation.
Institutional Class

Federated MDT All Cap Core Fund - A* Class &                     Seeks long-term capital appreciation.
Institutional Class

Fidelity Advisor Diversified International Fund - T Class        Seeks capital growth.

Fidelity Advisor Diversified Stock Fund - Institutional Class &  Seeks capital growth.
T Class

Fidelity Advisor Dividend Growth Fund - T Class                  Seeks capital appreciation.

Fidelity Advisor Equity Growth Fund - T Class                    Seeks capital appreciation.

Fidelity Advisor Equity Income Fund - T Class                    Seeks to obtain dividend interest and income and capital
                                                                 appreciation.

Fidelity Advisor Freedom 2010 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2015 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2020 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2025 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2030 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2035 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2040 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2045 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2050 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2055 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom 2060 Fund - I Class & T Class           Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.

Fidelity Advisor Freedom Income Fund - I Class & T Class         Seeks high total return with a secondary objective of principal preservation.

Fidelity Advisor Growth & Income Fund - T Class                  Seeks high total return.

Fidelity Advisor Growth Opportunities Fund - T Class             Seeks capital growth.

Fidelity Advisor International Capital Appreciation Fund -       Seeks capital appreciation.
T Class

Fidelity Advisor Leveraged Company Stock Fund - A* Class &       Seeks capital appreciation.
T Class

Fidelity Advisor New Insights Fund - A* Class & T Class          Seeks capital appreciation.

Fidelity Advisor Overseas Fund - T Class                         Seeks long-term capital appreciation.

Fidelity Advisor Real Estate Fund - A* Class, I Class & T Class  Seeks above average income and long term capital growth.

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FUND CLASS & DESIGNATION                                         OBJECTIVE
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
Fidelity Advisor Small Cap Fund - A* Class & T Class             Seeks long-term capital appreciation.

Fidelity Advisor Stock Selector All Cap Fund - T Class           Seeks capital growth.

Fidelity Advisor Stock Selector Mid Cap Fund - T Class           Seeks capital appreciation.

Fidelity Advisor Strategic Dividend & Income Fund - I Class &    Seeks reasonable income. The fund will also consider the potential
T Class                                                          for capital appreciation.

Fidelity Advisor Strategic Income Fund - A* Class                Seeks high level of current income.

Fidelity Advisor Total Bond Fund - I Class & T Class             Seeks high level of current income.

Fidelity Advisor Value Fund - A* Class & T Class                 Seeks capital appreciation.

Fidelity VIP Asset Manager Portfolio - Initial Class             Seeks high total return.

Fidelity VIP Contrafund Portfolio - Initial Class                Seeks long-term capital appreciation.

Fidelity VIP Equity-Income Portfolio - Initial Class             Seeks reasonable income.

Fidelity VIP Growth Portfolio - Initial Class                    Seeks capital appreciation.

Fidelity VIP High Income Portfolio - Initial Class               Seeks high level of current income and growth of capital.

Fidelity VIP Overseas Portfolio - Initial Class                  Seeks long-term growth of capital.

Franklin Flex Cap Growth - R Class                               Seeks capital appreciation.

Franklin Growth Fund - A* Class & R Class                        Seeks capital appreciation.

Franklin Income Fund - Advisor Class & R Class                   Seeks income.

Franklin Mutual Global Discovery Fund - R Class & Z Class        Seeks capital appreciation.

Franklin Small Cap Value Fund - A* Class & R Class               Seeks long-term total return.

Franklin Small-Mid Cap Growth Fund - R Class                     Seeks long-term capital growth.

Franklin Strategic Income Fund - A* Class & R Class              Seeks long-term capital growth.

Goldman Sachs Growth Opportunities Fund - IR Class &             Seeks long-term capital growth.
Service Class

Goldman Sachs Growth Strategy Portfolio - Institutional Class &  Seeks long-term capital appreciation with a secondary objective to
Service Class                                                    seek income.

Goldman Sachs International Equity Insights - Institutional      Seeks long-term growth of capital.
Class & Service Class

Goldman Sachs Large Cap Value Insights - IR Class &              Seeks long-term growth of capital and dividend income.
Service Class

Goldman Sachs Mid Cap Value Fund - Institutional Class &         Seeks long-term capital appreciation.
Service Class

Goldman Sachs Financial Square Government Fund - Admin &         Seeks to maximize current income to the extent consistent with the
Resource Class                                                   preservation of capital and the maintenance of liquidity by investing exclusively in high quality money market instruments.

Goldman Sachs Satellite Strategies Fund - IR Class & Service     Seeks long-term capital appreciation.
Class

Goldman Sachs Small Cap Value - Institutional Class &            Seeks long-term capital appreciation.
Service Class

Goldman Sachs Technology Opportunities Fund - Institutional      Seeks long-term growth of capital.
Class & Service Class (Formerly Goldman Sachs Technology
Tollkeeper)

Goldman Sachs U.S. Equity Insights - IR Class & Service Class    Seeks long-term growth of capital and dividend income.

Henssler Equity Fund - Institutional Class & Investor Class      Seeks growth of capital.

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FUND CLASS & DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
INTECH U.S. Managed Volatility - Service Class                 Seeks long-term growth of capital.

Invesco American Franchise Fund - A* Class                     Seeks long-term capital appreciation.

Invesco American Value Fund - A* Class & Y Class               Seeks growth of capital and current income.

Invesco Comstock Fund - A* Class & R Class                     Seeks capital growth and income.

Invesco Diversified Dividend Fund - A* Class & Investor Class  Seeks long-term growth of capital and, secondarily, current income.

Invesco Energy Fund - A* Class & Investor Class                Seeks capital growth.

Invesco Floating Rate Fund - A* Class & Y Class                Seeks total return, comprised of current income and capital appreciation.

Invesco Global Health Care Fund - A* Class & Investor Class    Seeks long-term growth of capital.

Invesco Global Low Volatility Equity Yield Fund - A* Class &   Seeks long-term growth of capital.
R5 Class

Invesco International Growth Fund - R Class & R5 Class         Seeks long-term growth of capital.

Invesco Mid Cap Core Equity Fund - A* Class & R Class          Seeks long-term growth of capital.

Invesco Mid Cap Growth Fund - A* Class, R Class & R5 Class     Seeks capital growth.

Invesco Small Cap Growth Fund - A* Class & R Class             Seeks long-term growth of capital.

Invesco Technology Fund - A* Class & Investor Class            Seeks capital growth.

Invesco Value Opportunities Fund - A* Class & R Class          Seeks long-term growth of capital.

Ivy Asset Strategy Fund - R Class & Y Class                    Seeks to provide total return.

Ivy Balanced Fund - R Class & Y Class                          Seeks to provide total return through a combination of capital appreciation and current income.

Ivy Energy Fund - Y Class & R Class                            Seeks to provide capital growth and appreciation.

Ivy High Income Fund - R Class & Y Class                       Seeks to provide total return through a combination of high current income and capital appreciation.

Ivy Science and Technology Fund - R Class & Y Class            Seeks to provide growth of capital.

Janus Aspen Balanced Portfolio - Service Class                 Seeks long-term capital growth.

Janus Aspen Flexible Bond Portfolio - Institutional Class      Seeks maximum total return.

Janus Aspen Global Research Portfolio - Institutional Class    Seeks long-term capital growth.

Janus Aspen Perkins Mid Cap Value Portfolio - Service Class    Seeks capital appreciation.

Janus Balanced Fund - R Class                                  Seeks long-term capital growth.

Janus Forty Fund - A* Class & R Class                          Seeks long-term growth of capital.

Janus Global Life Sciences Fund - S Class & T Class            Seeks long-term growth of capital.

Janus Growth and Income Fund - R Class                         Seeks long-term capital growth and income.

Janus Research Fund - A* Class & Service Class                 Seeks long-term growth of capital.

Janus Triton Fund - A* Class & Service Class                   Seeks long-term growth of capital.

Legg Mason BW Global Opportunities Bond Fund - FI Class &      Seeks to maximize total income.
R Class

Lord Abbett Bond-Debenture Fund - A* Class, R3 Class &         Seeks high current income and long-term growth of capital.
R5 Class(3)

Lord Abbett Calibrated Dividend Growth Fund - A* Class,        Seeks current income and capital appreciation.
R3 Class & R5 Class(3)

Lord Abbett Developing Growth Fund - A* Class, P Class,        Seeks long-term growth.
R3 Class & R5 Class(3)

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FUND CLASS & DESIGNATION                                           OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Lord Abbett Fundamental Equity - A* Class, R3 Class &              Seeks long-term growth of capital.
R5 Class(3)

Lord Abbett Growth Leaders Fund - I Class, R3 Class &              Seeks long-term growth.
R5 Class(3)

Lord Abbett Growth Opportunities Fund - A* Class, P Class,         Seeks long-term growth.
R3 Class & R5 Class(3)

Lord Abbett High Yield Fund - A* Class, R3 Class &                 Seeks a high current income and the opportunity for capital
R5 Class(3)                                                        appreciation to produce a high total return.

Lord Abbett Mid Cap Stock Fund - P Class, R3 Class &               Seeks long-term growth.
R5 Class(3)

Lord Abbett Small Cap Value Fund - Institutional Class,            Seeks long-term growth.
P Class, R3 Class & R5 Class(3)

Lord Abbett Total Return Fund - I Class, R3 Class & R5 Class(3)    Seeks income and capital appreciation to produce high total returns.

Lord Abbett Value Opportunities Fund - A* Class, P Class,          Seeks long-term capital appreciation.
R3 Class & R5 Class(3)

Manning & Napier Pro-Blend Conservative Term Series - S Class      Seeks to provide capital preservation and long-term growth.

Manning & Napier Pro-Blend Extended Term Series - S Class          Seeks long-term growth of capital and capital appreciation.

Manning & Napier Pro-Blend Maximum Term Series - S Class           Seeks long-term growth of capital.

Manning & Napier Pro-Blend Moderate Term Series - S Class          Seeks stable rate of growth.

MFS Aggressive Growth Allocation Fund - R2 Class & R3 Class        Seeks a high level of total return consistent with an aggressive level of risk relative to the other MFS Asset Allocation Funds.

MFS Conservative Allocation Fund - R2 Class & R3 Class             Seeks a high level of total return consistent with a conservative level of risk relative to the other MFS Asset Allocation Funds.

MFS Emerging Markets Debt Fund - R2 Class & R3 Class               Seeks total return with an emphasis on high current income, but also considering capital appreciation.

MFS Growth Allocation Fund - R2 Class & R3 Class                   Seeks a high level of total return consistent with a greater than moderate level of risk relative to the other MFS Asset Allocation
                                                                   Funds.

MFS International New Discovery Fund - A* Class & R2 Class         Seeks capital appreciation.

MFS International Value Fund - R2 Class & R3 Class                 Seeks capital appreciation.

MFS Massachusetts Investors Growth Stock Fund - R2 Class &         Seeks total return with an emphasis on income exempt from federal
R3 Class                                                           income tax and Massachusettes personal income tax, if any, but also considering capital appreciation.

MFS Mid Cap Growth Fund - A* Class                                 Seeks capital appreciation.

MFS Mid Cap Value Fund - R2 Class & R3 Class                       Seeks capital appreciation.

MFS Moderate Allocation Fund - R2 Class & R3 Class                 Seeks a high level of total return consistent with a moderate level of risk relative to the other MFS Asset Allocation Funds.

MFS New Discovery Fund - R2 Class & R3 Class                       Seeks capital appreciation.

MFS Utilities Fund - R2 Class & R3 Class                           Seeks total return.

MFS Value Fund - A* Class                                          Seeks capital appreciation.

Neuberger Berman Emerging Markets Equity Fund - A* Class &         Seeks long-term growth of capital.
R3 Class

Neuberger Berman Focus Fund - Advisor Class                        Seeks long-term growth of capital.

Neuberger Berman Large Cap Value Fund - Advisor Class              Seeks growth of capital.

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FUND CLASS & DESIGNATION                                       OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Neuberger Berman Small Cap Growth Fund - A* Class,             Seeks growth of capital.
Advisor Class & R3 Class

Northern Small Cap Value Fund - R Class                        Seeks capital appreciation.

Nuveen Dividend Value Fund - A* Class & R3 Class               Seeks investment seeks long-term growth of capital and income.

Nuveen Mid Cap Growth Opportunities Fund - A* Class &          Seeks capital appreciation.
R3 Class

Nuveen Mid Cap Index Fund - R3 Class                           Seeks to provide investment results that correspond to the performance of the S&P Mid-Cap 400 Index.

Nuveen Mid Cap Value Fund - A* Class & R3 Class                Seeks capital appreciation.

Nuveen Real Estate Securities Fund - A* Class & R3 Class       Seeks above average current income and long-term capital
                                                               appreciation.

Nuveen Small Cap Index Fund - R3 Class                         Seeks to provide investment results that correspond to the performance of the Russell 2000 Index.

Nuveen Small Cap Select Fund - A* Class & R3 Class             Seeks growth of capital.

Nuveen Small Cap Value Fund - A* Class & R3 Class              Seeks growth of capital.

Nuveen Strategy Growth Allocation - A* Class & R3 Class        Seeks capital growth.

Oak Ridge Large Cap Growth Fund - A* Class & Y Class           Seeks capital appreciation.

Oak Ridge Small Cap Growth Fund - A* Class & Y Class           Seeks capital appreciation.

Oakmark Equity and Income Fund - I Class                       Seeks income and preservation and growth of capital.

OneAmerica Asset Director Portfolio - Advisor Class & O Class  Seeks to provide high total return.

OneAmerica Investment Grade Bond Portfolio - Advisor Class &   Seeks a high level of income with a secondary objective of providing
O Class                                                        capital appreciation.

OneAmerica Socially Responsive Portfolio - Advisor Class &     Seeks long-term growth prospects, attractive relative valuations and
O Class                                                        sensitivity to socially responsible principles.

OneAmerica Value Portfolio - Advisor Class & O Class           Seeks long-term capital appreciation with a secondary objective to seek current investment income.

Oppenheimer Active Allocation Fund - A* Class & Y Class        Seeks investment seeks total return.

Oppenheimer Core Bond Fund - A* Class & Y Class                Seeks investment seeks total return.

Oppenheimer Developing Markets Fund - A* Class, & Y Class      Seeks long-term capital appreciation.

Oppenheimer Global Fund - A* Class & Y Class                   Seeks capital appreciation.

Oppenheimer Global Opportunities - A* Class & Y Class          Seeks capital appreciation.

Oppenheimer Global Strategic Income - A* Class & Y Class       Seeks high level of current income.

Oppenheimer Gold & Special Minerals Fund - A* Class & Y Class  Seeks capital appreciation.

Oppenheimer International Bond Fund - A* Class & Y Class       Seeks total return.

Oppenheimer International Growth Fund - A* Class & Y Class     Seeks long-term capital appreciation.

Oppenheimer International Small-Mid Company Fund -             Seeks long-term capital appreciation.
A* Class & Y Class (Formerly Oppenheimer International
Small Company Fund)(4)

Oppenheimer Main Street Mid Cap Fund - A* Class & Y Class      Seeks capital appreciation.
(Formerly Oppenheimer Main Street Small & Mid Cap Fund)

Oppenheimer Main Street Select Fund - A* Class & Y Class       Seeks long-term growth of capital.

Oppenheimer Senior Floating Rate Fund - A* Class & Y Class     Seeks income.

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FUND CLASS & DESIGNATION                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Oppenheimer Mid Cap Value Fund - A* Class & Y Class              Seeks capital appreciation.
(Formerly Oppenheimer Small & Mid Cap Value Fund)

Oppenheimer Value Fund - A* Class & Y Class                      Seeks long-term growth of capital.

Parnassus Core Equity Fund - Investor Class                      Seeks capital appreciation and current income.

Parnassus Fund - No Load                                         Seeks capital appreciation.

Parnassus Mid Cap Fund - No Load                                 Seeks capital appreciation.

Pax World Balanced Fund - Individual Investor Class & R Class    Seeks income and conservation of principal and long-term growth of capital as a secondary objective.

Pax World Global Environmental Markets Fund - Individual         Seeks long-term growth of capital.
Investor Class & R Class

Payden Emerging Markets Bond - Investor Class                    Seeks high level of total return.

Payden/Kravitz Cash Balance Plan Fund - Advisor Class &          Seeks income and total return.
Retirement Class

Perkins Mid Cap Value - A* Class & R Class                       Seeks long-term growth of capital.

Perkins Small Cap Value - Service Class                          Seeks capital appreciation.

Pimco All Asset Fund - Admin Class & R Class                     Seeks maximum real return.

Pimco CommoditiesPLUS Strategy - Admin Class                     Seeks total return which exceeds that of its benchmark consistent with prudent investment management.

Pimco Commodity Real Return Strategy - Admin Class & R Class     Seeks maximum real return consistent with prudent investment management.

Pimco High Yield - Admin Class & R Class                         Seeks maximum total return.

Pimco Income Fund - Admin Class & R Class                        Seeks to maximize current income.

Pimco Real Return Fund - Admin Class & R Class                   Seeks maximum current income and price appreciation.

Pimco Total Return Fund - Admin Class & R Class                  Seeks maximum total return.

Pioneer Bond Fund - A* Class & Y Class                           Seeks current income.

Pioneer Dynamic Credit Fund - A* Class & Y Class                 Seeks a high level of current income; capital appreciation is a secondary objective.

Pioneer Emerging Markets Fund - A* Class & Y Class               Seeks long-term capital appreciation.

Pioneer Equity Income Fund - A* Class & Y Class                  Seeks current income and long-term capital growth.

Pioneer Fund - A* Class                                          Seeks reasonable income and growth.

Pioneer Fund VCT Portfolio - I Class                             Seeks reasonable income and capital growth.

Pioneer Fundamental Growth Fund - A* Class & Y Class             Seeks long-term capital growth.

Pioneer High Yield Fund - A* Class & Y Class                     Seeks to maximize total return.

Pioneer Mid Cap Value Fund - A* Class & Y Class                  Seeks capital appreciation.

Pioneer Select Mid Cap Growth Fund - A* Class                    Seeks capital growth.

Pioneer Select Mid Cap Growth VCT Portfolio - I Class            Seeks capital growth.

Pioneer Strategic Income Fund - A* Class & Y Class               Seeks high income.

PNC International Equity Fund - A Class & I Class                Seeks long-term capital appreciation.

PNC Multi-Factor Small Cap Core Fund - A Class & I Class         Seeks long-term capital appreciation.

Prudential Financial Services Fund - A* Class & Z Class          Seeks long-term capital appreciation.

Prudential Global Real Estate Fund - A* Class & Z Class          Seeks capital appreciation and income.

Prudential High Yield Fund - A* Class & Z Class                  Seeks maximum current income.

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FUND CLASS & DESIGNATION                                          OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Prudential Jennison 20/20 Focus - A* Class & Z Class              Seeks long-term capital growth.

Prudential Jennison Health Sciences Fund - A* Class & Z Class     Seeks long-term capital appreciation.

Prudential Jennison Mid Cap Growth Fund - A* Class & Z Class      Seeks long-term capital appreciation.

Prudential Jennison Natural Resources Fund - A* Class & Z Class   Seeks long-term growth of capital.

Prudential Jennison Select Growth - A* Class & Z Class            Seeks long-term growth of capital.

Prudential Jennison Small Company - A* Class & Z Class            Seeks capital growth.

Prudential QMA Mid Cap Value Fund - A* Class & Z Class            Seeks long-term capital growth with income as a secondary
(Formerly Prudential Mid Cap Value)(5)                            objective.

Prudential Total Return Bond - A* Class & Z Class                 Seeks total return.

Putnam Diversified Income Trust - A* Class & Y Class              Seeks as high a level of current income as the adviser believes is consistent with preservation of capital.

Putnam Fund for Growth & Income Fund - A* Class & Y Class         Seeks capital growth and current income.

Putnam Growth Opportunities Fund - A* Class & Y Class             Seeks capital appreciation.

Ridgeworth Seix High Income Fund - A* Class & R Class             Seeks high current income and total return.
(Formerly Ridgeworth High Income Fund)

Ridgeworth Large Cap Value Equity Fund - A* Class &               Seeks capital appreciation and current income as secondary
Institutional Class                                               objective.

Ridgeworth Mid Cap Value Equity Fund - A* Class &                 Seeks capital appreciation and current income.
Institutional Class

Ridgeworth Small Cap Value Equity Fund - A* Class &               Seeks capital return and current income.
Institutional Class

Ridgeworth Seix Total Return Bond Fund - A* Class & R Class       Seeks total return.
(Formerly Ridgeworth Total Return Bond Fund)

Russell Commodity Strategies - S Class                            Seeks long-term total return.

Russell Emerging Markets - S Class                                Seeks long-term capital growth.

Russell Global Equity Fund - S Class                              Seeks long-term capital growth.

Russell Global Infrastructure Fund - S Class                      Seeks long-term growth of capital and current income.

Russell Global Opportunistic Credit - S Class                     Seeks total return.

Russell Global Real Estate Securities - S Class                   Seeks current income and long-term capital growth.

Russell International Developed Markets - S Class                 Seeks long-term capital growth.

Russell Investment Grade Bond Fund - S Class                      Seeks current income and preservation of capital.

Russell LifePoints 2020 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2025 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2030 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2035 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2040 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2045 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2050 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints 2055 Strategy Fund - R1 Class & R5 Class       Seeks capital growth and income.

Russell LifePoints Balanced Strategy Fund - R1 Class & R5 Class   Seeks above average capital appreciation and moderate level of current income.

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FUND CLASS & DESIGNATION                                         OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Russell LifePoints Conservative Strategy Fund - R1 Class &       Seeks high current income and low long capital appreciation.
R5 Class

Russell LifePoints Equity Growth Strategy Fund - R1 Class &      Seeks high long-term capital appreciation.
R5 Class

Russell LifePoints Growth Strategy Fund - R1 Class & R5 Class    Seeks high long-term capital appreciation with low current income.

Russell LifePoints In Retirement Fund - R1 Class & R5 Class      Seeks capital growth and income.

Russell LifePoints Moderate Strategy Fund - R1 Class & R5 Class  Seeks high current income and moderate long-term capital appreciation.

Russell Short Duration Bond Fund - S Class                       Seeks current income and preservation of capital.

Russell Strategic Bond Fund - S Class                            Seeks current income and capital appreciation.

Russell U.S. Core Equity Fund - S Class                          Seeks long-term capital growth.

Russell U.S. Defensive Equity Fund - S Class                     Seeks long-term capital growth.

Russell U.S. Dynamic Equity Fund - S Class                       Seeks long-term capital growth.

Russell U.S. Small Cap Equity Fund - S Class                     Seeks long-term capital growth.

State Street Equity 500 Index - Admin Class & R Class            Seeks to match as closely as possible, before expenses, the performance of the Standard and Poor's 500 Index.

Steward Global Equity Income Fund - Individual Class             Seeks to provide income and long-term capital appreciation.

Steward Large Cap Enhanced Index Fund - Individual Class         Seeks to provide long-term capital appreciation.

Steward Small-Mid Cap Enhanced Index Fund - Individual Class     Seeks to provide long-term capital appreciation.

T. Rowe Price Blue Chip Growth Fund - R Class                    Seeks long-term capital growth.

T. Rowe Price Equity Income Fund - R Class                       Seeks substantial dividend income and long-term capital growth.

T. Rowe Price Equity Income Portfolio - No Load                  Seeks substantial dividend income and long-term capital growth.

T. Rowe Price European Stock Fund - No Load                      Seeks long-term capital.

T. Rowe Price Growth Stock Fund - Advisor Class & R Class        Seeks long-term capital appreciation.

T. Rowe Price International Growth & Income - Advisor Class &    Seeks long-term capital growth.
R Class

T. Rowe Price International Stock Fund - R Class                 Seeks long-term capital growth.

T. Rowe Price Mid-Cap Growth Fund - R Class                      Seeks long-term capital appreciation.

T. Rowe Price Mid-Cap Value Fund - Advisor Class & R Class       Seeks long-term capital appreciation.

T. Rowe Price Retirement 2005 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2010 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2015 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2020 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2025 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2030 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2035 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2040 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2045 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2050 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement 2055 Fund - Advisor Class & R Class     Seeks highest total return over time.

T. Rowe Price Retirement Balanced Fund - Advisor Class &         Seeks highest total return over time.
R Class

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FUND CLASS & DESIGNATION                                  OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
Templeton Foreign Fund - A* Class & R Class               Seeks long-term capital growth.

Templeton Global Bond Fund - A* Class & R Class           Seeks current income.

Templeton Growth Fund - A* Class & R Class                Seeks long-term capital growth.

Templeton International Bond Fund - A Class               Seeks current income with capital appreciation and growth of income.

Thornburg Core Growth Fund - R3 Class & R5 Class          Seeks long-term capital appreciation.

Thornburg International Value Fund - R3 Class & R5 Class  Seeks long-term capital appreciation.

Thornburg Investment Income Builder Fund - R3 Class &     Seeks to provide current income.
R5 Class

Thornburg Limited Term Income Fund - R3 Class & R5 Class  Seeks to provide a high level of income.

Thornburg Limited Term U.S. Government Fund - R3 Class    Seeks to provide a high level of current income.

Thornburg Value Fund - R3 Class                           Seeks long-term capital appreciation.

TIAA-CREF Bond Index Fund - Retirement Class              Seeks a favorable long-term total return by primarily investing in a portfolio of fixed-income securities.

TIAA-CREF Bond Plus Fund - Retirement Class               Seeks a favorable long-term total return, primarily through high current income.

TIAA-CREF Emerging Markets Equity Index Fund -            Seeks a favorable long-term total return, mainly through capital
Retirement Class                                          appreciation, by investing primarily in a portfolio of emerging market equity investments based on a market index.

TIAA-CREF Growth & Income - Retirement Class              Seeks a favorable long-term total return through both capital appreciation and investment income.

TIAA-CREF International Equity Index - Retirement Class   Seeks a favorable long-term total return, mainly through capital appreciation.

TIAA-CREF Large-Cap Growth Fund - Retirement Class        Seeks a favorable long-term return, mainly through capital appreciation, primarily from equity securities.

TIAA-CREF Large-Cap Growth Index - Retirement Class       Seeks a favorable long-term return.

TIAA-CREF Large-Cap Value Fund - Retirement Class         Seeks a favorable long-term total return.

TIAA-CREF Large-Cap Value Index - Retirement Class        Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of large domestic companies.

TIAA-CREF Lifecycle Index 2010 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2015 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2020 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2025 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2030 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2035 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2040 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2045 Fund - Retirement Class    Seeks high total return over time through a combination of capital appreciation and income.

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FUND CLASS & DESIGNATION                                        OBJECTIVE
------------------------------------------------------------------------------------------------------------------------------------
TIAA-CREF Lifecycle Index 2050 Fund - Retirement Class          Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index 2055 Fund - Retirement Class          Seeks high total return over time through a combination of capital appreciation and income.

TIAA-CREF Lifecycle Index Retirement Income Fund -              Seeks high total return over time through a combination of capital
Retirement Class                                                appreciation and income.

TIAA-CREF Mid-Cap Growth Fund - Retirement Class                Seeks a favorable long-term total return, mainly through capital appreciation, primarily from equity securities of medium-sized domestic companies.

TIAA-CREF Social Choice Equity - Retirement Class               Seeks a favorable long-term total return.

Timothy Plan Conservative Growth Fund - A* Class                Seeks long-term growth of capital.

Timothy Plan Strategic Growth Fund - A* Class                   Seeks a high long-term growth of capital.

Touchstone Flexible Income Fund - A* Class                      Seeks to achieve above-average total returns over a market cycle of three to five years.

Touchstone Focused Fund - A* Class & Y Class                    Seeks capital appreciation by investing in equity securities of companies of any size.

Touchstone Growth Opportunities Fund - A* Class                 Seeks long-term growth of capital by investing primarily in stocks of U.S. companies of any size.

Touchstone Sustainability and Impact Equity Fund - A* Class     Seeks long-term growth of capital by investing primarily in common
(Formerly Touchstone Large Cap Growth Fund)                     stocks in large-cap U.S. companies.

Touchstone Value Fund - A* Class                                Seeks long-term capital growth by investing primarily in U.S. equity securities of large-and mid-cap companies believed to be
                                                                undervalued.

Vanguard Short Term Federal Fund - Investor Class               Seeks current income.

Vanguard VIF Small Company Growth Portfolio - No Load           Seeks long-term capital appreciation.

Victory Sycamore Established Value Fund - A* Class & R Class    Seeks long-term capital growth.

Victory Sycamore Small Company Opportunity Fund -               Seeks to provide capital appreciation.
A* Class & R Class

Western Asset Core Plus Bond Fund - FI Class & R Class          Seeks to maximize total return.

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


                               THE CONTRACTS


GENERAL

The Contracts are offered for use in connection with retirement programs that meet the requirements of Sections 401, 403(b), 408, 408A, 457 or 409A of the Internal Revenue Code and HRA, HSA and OPEB Plans. Certain federal tax advantages are currently available to retirement programs that qualify as (1) self-employed individuals' retirement plans under Section 401, (2) pension or profit-sharing plans established by an Employer for the benefit of its employees under Section 401, (3) Annuity purchase plans sponsored by certain tax-exempt organizations or public school organizations under Section 403(b),
(4) individual retirement annuities, including a traditional IRA and those established by an Employer as a simplified employee pension plan or SIMPLE IRA plan under Section 408, or a Roth IRA under Section 408A, or (5) deferred compensation plans for employees established by a unit of a state or local government or by a tax-exempt organization under Section 457 or 409A, and to
(6) HRAs, HSAs and OPEB Plans.

A Contract is issued to the Owner. Generally, persons eligible to participate in the Owner's Plan are eligible to become Participants under the Contract. In certain Contracts, the Owner shall be responsible for determining persons who are eligible to become Participants and for designating such persons to AUL. For purposes of determining benefits under a Contract, an account called a Participant's Account is established for each Participant during the Accumulation Period. However, in some Contracts, Participant Accounts are not maintained.

The Owner of the Contract or the Plan Sponsor (depending on the Contract) is generally responsible for providing all communications and instructions concerning Participant Accounts to AUL. However, in some instances a Participant may communicate directly with AUL. For example, a Participant in an IRA may request a withdrawal directly from AUL. While the Owner generally is responsible for remitting Contributions and instructions for Participants, the Participant may be permitted or required to make certain decisions and elections under the Contract, as specified by the Owner in the Plan, trust, or other appropriate document. The pertinent Plan document and, if applicable, the Employer's plan administrator should be consulted with any questions about benefits under the Contract.



      CONTRIBUTIONS AND CONTRACT VALUES DURING THE ACCUMULATION PERIOD


CONTRIBUTIONS UNDER THE CONTRACTS

Contributions under Recurring Contribution Contracts may be made by or on behalf of a Participant at any time during the Participant's life and before the Participant's Annuity Commencement Date. Contributions must be at least equal to the minimum required Contribution under any of the Plans or programs. In Single Contribution Contracts, the minimum Contribution for each Participant is either $1,000 or $5,000, depending on the Contract. AUL may change the minimum Contribution permitted under a Contract, but any such change in the minimum required Contribution shall apply only to Participant Accounts established on or after the effective date of the change. AUL may, at its discretion, waive any minimum required Contribution.

Annual Contributions under any of the Plans are subject to maximum limits imposed by the IRS. See the Statement of Additional Information for a discussion of these limits, or consult the pertinent Plan document.


TEN-DAY FREE-LOOK

Under 403(b), 408, 408A and certain HRA, HSA, and post-employment benefit plan Contracts, the Owner has the right to return the Contract for any reason within ten (10) days (or, in some states, twenty (20) days) of receipt. If this right is exercised, the Contract will be considered void from its inception and AUL will fully refund any Contributions.


INITIAL AND SINGLE CONTRIBUTIONS

Initial Contributions received for a Participant will be credited to the Participant's Account no later than the end of the Business Day following the Business Day in which it is received by AUL at the Corporate Office if it is preceded or accompanied by all the information necessary for opening the Participant's Account. If AUL does not receive the necessary information, AUL will notify the Owner or individual that AUL does not have the necessary information to open the Account. If the necessary information is not provided to AUL at the time AUL receives the Contribution, AUL will return the Contribution to the contributing party within five (5) Business Days. However, in some Contracts, funds received from a prior plan provider which cannot be allocated to Participant Accounts will not be returned to the Owner or to the provider, but instead will be allocated to an Owner-level account and invested in those Investment Accounts, FIA or SVA approved by the Owner. When the allocation data is received from the prior plan provider, such funds (plus gains/minus losses) are transferred from the Owner-level account to the appropriate Participant Account(s). If such Funds have been allocated to the SVA, an amount equal to the SVA Account Value will be transferred to appropriate Participant Accounts on a pro rata basis.


ALLOCATION OF CONTRIBUTIONS

Initial and subsequent Contributions under the Contracts will be allocated among the Investment Accounts of the


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

Variable Account, the FIA or the SVA as instructed by the Owner or Participant and as provided by the terms of the Contract. The investment allocation of the initial Contribution is to be designated at the time the enrollment is completed to open an account for a Participant. Depending on the type of Contract, the enrollment application specifies that, in the absence of an investment allocation form or other instructions, initial and subsequent Contributions shall be allocated to the Goldman Sachs Financial Square Resource Money Market Investment Account ("MMIA"), AUL's General Account, or when allowed by AUL, to another default Investment Option otherwise selected by the Owner. Allocation will be made to AUL's General Account only if the MMIA Option is not available under a particular Contract.


A Participant's Account Value that has been initially allocated to the default Investment Option may be transferred to other available Investment Options upon receipt by AUL at the Corporate Office of written instructions requesting the transfer. Allocation to any Investment Account, the SVA or the FIA must be made in one percent increments or in increments permitted by AUL. The FIA, the SVA and all of the Investment Accounts may not be available under a particular Contract. In addition, some of the Investment Accounts are not available for certain types of Contracts.

Any change in allocation instructions will be effective upon receipt by AUL at the Corporate Office and will continue in effect until subsequently changed. Changes in the allocation of future Contributions have no effect on amounts already contributed on behalf of a Participant. Such amounts, however, may be transferred among the Investment Accounts of the Variable Account, the FIA, or the SVA in the manner described in "Transfers of Account Value."


SUBSEQUENT CONTRIBUTIONS UNDER RECURRING CONTRIBUTION CONTRACTS

When forwarding Contributions to AUL, the amount being contributed on behalf of each Participant must be specified unless Participant Accounts are not maintained under the Contract. The Contributions shall be allocated among the Investment Accounts of the Variable Account that are available under a Contract and the FIA or SVA (if available) as described above in "Allocation of Contributions." Contributions (other than the initial Contribution for each Participant) are credited as of the end of the Valuation Period in which they are received by AUL at the Corporate Office if AUL has received full payment for the Contribution, the information needed to establish the Participant's Account, and proper instructions regarding the application and allocation of the Contributions among Participants.

Contributions may also be forwarded to AUL electronically. When this method of Contribution is used, an allocation list describing the Contribution to be allocated to each Participant is sent to AUL by the Owner. AUL processes the allocation list and then initiates an ACH (Automated Clearinghouse) debit on the Owner's account for the amount of the Contribution. Following receipt of the funds, a confirmation is sent to the Owner which lists the amount or amounts allocated to each Participant's Account and the amount of the ACH debit to the Owner's account. ACH or other electronic payment methods generally allow more efficient and timely processing of Contributions. AUL reserves the right to impose an annual charge on Owners who do not elect to use ACH or other electronic payment methods. The annual fee for manual processing is currently $1,000, but AUL reserves the right to increase this fee.


TRANSFERS OF ACCOUNT VALUE

All or part of a Participant's Variable Account Value may be transferred among the Investment Accounts of the Variable Account that are available under a Contract or to the FIA or SVA (if available under a Contract) at any time during the Accumulation Period upon receipt of a proper written request by AUL at the Corporate Office, through interactive voice response or through AUL's website.

Generally, there are no limitations on the number of transfers between Investment Accounts available under a Contract. See "The Fixed Interest Account" and "The Stable Value Account" for restrictions on transfers involving the FIA or the SVA. In addition, no charges are currently imposed upon transfers. However, if AUL determines that transfers are being made on behalf of one (1) or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted. AUL reserves the right in certain Contracts to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


ABUSIVE TRADING PRACTICES


LATE TRADING

Some investors attempt to profit from trading in Funds after the close of the market, but before the Fund has actually been priced. Because the market has closed, these investors have actual knowledge of the price of the securities prior to its calculation. They are, therefore, executing trades in the Funds with information that is not readily available to the market, thereby benefiting financially to the detriment of other shareholders.

AUL prohibits late trading in its portfolios. The administrator of the separate accounts of AUL dates and time stamps all trades from whatever source and allows only those trades received prior to the close of the market to receive that day's


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share value. All trades received after this point will receive the next day's calculated share value.


MARKET TIMING

MARKET TIMING. Some investors attempt to profit from various short-term or frequent trading strategies commonly known as market timing. Excessive purchases and redemptions disrupt underlying portfolio management, hurt underlying Fund performance and drive underlying Fund expenses higher. These costs are borne by all Owners, including long-term investors who do not generate these costs.

AUL discourages market timing and excessive trading. If the Owner intends to engage in such practices, they should not invest in the Variable Account. AUL reserves the right to reject any request to purchase units which it reasonably determines to be in connection with market timing or excessive trading by an investor or by accounts of investors under common control (for example, related Contract Owners, or a financial advisor with discretionary trading authority for multiple accounts).


AUL does not always know and cannot always reasonably detect such trading. AUL's policies and procedures only address market timing after the fact and are not prophylactic measures; they will only prevent market timing going forward once discovered. AUL has entered into agreements, pursuant to SEC Rule 22c-2, with all Funds offered under the Contract. The agreements require AUL to provide requested transaction detail to the Funds in order for the Funds to monitor market timing according to each Fund's respective policy. Once a possible abuse is flagged, AUL may restrict trading to the extent permitted under applicable laws and the Contract.


Generally, Participant trading history is reviewed to confirm if the trading activity is indeed abusive. This procedure is enforced against all Participants consistently.

If it is determined that the Participant's trading activity violates any Fund's trading policy, then the Participant shall be notified of restrictions on his or her account. The Participant's access to internet and interactive voice response trades are turned off and they are limited to a specific number of trades per month, as determined by AUL or the respective Funds. AUL will not enter into any agreement with any individual, corporation, Plan or other entity that would permit such activity for that entity while discouraging it for other Owners.

Some Funds may charge a redemption fee for short term-trading in their Funds. Furthermore, as stated above, the Funds monitor trading at the omnibus level and enforce their own policies and procedures based on their respective policies. AUL will cooperate and may share Participant-level trading information with the Funds to the extent necessary to assist in the enforcement of these policies. Please consult the Funds' Prospectuses for more details.


PARTICIPANT'S VARIABLE ACCOUNT VALUE


ACCUMULATION UNITS

Contributions to be allocated to the Investment Accounts available under a Contract will be credited to the Participant's Account in the form of Accumulation Units. Except for allocation of a Participant's initial Contribution, the number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to the particular Investment Account by the Accumulation Unit value for the particular Investment Account at the end of the Valuation Period in which the Contribution is received by AUL at the Corporate Office. The number of Accumulation Units so credited to the Account shall not be changed by a subsequent change in the value of an Accumulation Unit, but the dollar value of an Accumulation Unit may vary from Valuation Date to Valuation Date depending upon the investment experience of the Investment Account and charges against the Investment Account.


ACCUMULATION UNIT VALUE

AUL determines the Accumulation Unit value for each Investment Account of the Variable Account on each Valuation Date. The Accumulation Unit value for each Investment Account is established on the inception date. Subsequently, the Accumulation Unit value for each Investment Account is determined by multiplying the Net Investment Factor for the particular Investment Account by the Accumulation Unit value for the Investment Account as of the immediately preceding Valuation Period. The Accumulation Unit value for each Investment Account may increase, decrease, or remain the same from Valuation Period to Valuation Period in accordance with the Net Investment Factor.


NET INVESTMENT FACTOR

The Net Investment Factor is used to measure the investment performance of an Investment Account from one Valuation Period to the next. For any Investment Account for a Valuation Period, the Net Investment Factor is determined by dividing (a) by (b) and then subtracting (c) from the result where

(a) is equal to:

    (1) the net asset value per share of the portfolio of the Fund in which the Investment Account invests, determined as of the end of the Valuation Period, plus

    (2) the per share amount of any dividend or other distribution, if any, paid by the portfolio during the Valuation Period, plus or minus

    (3) a credit or charge with respect to taxes paid, if any, or reserved for by AUL during the Valuation Period that are determined by AUL to be attributable to the operation of the Investment Account (although no federal income taxes are


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      applicable under present law and no such charge is currently assessed).

(b) is the net asset value per share of the portfolio, determined as of the end of the preceding Valuation Period; and

(c) is a daily charge factor determined by AUL to reflect the fee assessed against the assets of the Investment Account for the asset charge.


DOLLAR COST AVERAGING PROGRAM

Contract Owners and Participants who wish to purchase units of an Investment Account over a period of time may do so through the Dollar Cost Averaging ("DCA") Program. The theory of DCA is that greater numbers of Accumulation Units are purchased at times when the unit prices are relatively lower than are purchased when the prices are higher. This has the effect, when purchases are made at different prices, of reducing the aggregate average cost per Accumulation Unit to less than the average of the Accumulation Unit prices on the same purchase dates. However, participation in the DCA Program does not assure a Contract Owner or Participant of greater profits from the purchases under the Program, nor will it prevent or necessarily alleviate losses in a declining market.

Under a DCA Program, the Owner deposits premiums into the MMIA, FIA or the SVA (if available under the Contract) and then authorizes AUL to transfer a specific dollar amount for a specific length of time from such Account into one
(1) or more other Investment Accounts at the unit values determined on the dates of the transfers. This may be done monthly, quarterly, semi-annually, or annually on the last Business Day of such period. These transfers will continue automatically until the earliest of: the date AUL receives notice to discontinue the Program; until there is not enough money in the MMIA,FIA or SVA to continue the Program; until the expiration of the length of time selected; or if the transfers are being drawn from the FIA, until the time a transfer would exceed the 20 percent or ninety (90) day equity wash limitations on transfers from the FIA, if a particular Contract contains the 20 percent or ninety (90) day restriction.

Currently, the minimum required amount of each transfer is $100, although AUL reserves the right to change this minimum transfer amount in the future. DCA transfers to the FIA, MMIA and to the SVA are not permitted under the DCA Program. At least ten (10) days advance written notice to AUL is required before the date of the first proposed transfer under the DCA Program. AUL offers the DCA Program to Contract Owners and Participants at no charge, and AUL reserves the right to temporarily discontinue, terminate, or change the Program at any time. Contract Owners and Participants may discontinue participation in the Program at any time by providing written notice to AUL, provided that AUL must receive written notice of such a change at least five
(5) days before a previously scheduled transfer is to occur.

Contract Owners or Participants may initially elect to participate in the DCA Program, and if this election is made at the time the Contract is applied for, the Program will take effect on the first monthly, quarterly, semi-annual, or annual transfer date following the premium receipt by AUL at the Corporate Office. The Contract Owner or Participant may select the month, quarter, or year that the transfers are to be made and such transfers will automatically be performed on the last Business Day of such period. To participate in the Program, a minimum balance of $10,000 in the MMIA, FIA or SVA is required.



                   CASH WITHDRAWALS AND THE DEATH BENEFIT


CASH WITHDRAWALS

During the lifetime of the Participant, at any time before the Annuity Commencement Date and subject to the limitations under the applicable Plan and applicable law, a withdrawal may be taken from a Participant's Account Value. A withdrawal request will be effective as of the end of the Valuation Date that a proper written request, in a form acceptable to AUL, is received by AUL at the Corporate Office.

A withdrawal of a Participant's entire Variable Account Value will result in a withdrawal payment equal to the value of the Participant's Variable Account Value as of the end of the Valuation Period during which a proper withdrawal request is received by AUL at the Corporate Office, minus any applicable withdrawal charge.

A withdrawal may be requested for a specified percentage or dollar amount of a Participant's Variable Account Value. In some Contracts, the minimum amount that may be withdrawn from a Participant's Variable Account Value in an Investment Account is the lesser of $500 or the Participant's entire Account Value in the Investment Account as of the date the withdrawal request is received by AUL. A request for a withdrawal will result in a payment by AUL equal to the amount specified in the withdrawal request. Upon payment, the Participant's Variable Account Value will be reduced by an amount equal to the payment and any applicable withdrawal charge. If a withdrawal is requested that would leave a Participant's Variable Account Value in any Investment Account less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the Investment Account.


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The amount of a withdrawal will be taken from the Investment Accounts and the
FIA or the SVA as instructed. A withdrawal will not be effected until proper instructions are received by AUL at the Corporate Office.

A withdrawal may result in the deduction of a withdrawal charge and application of a MVA. See "Withdrawal Charge," "The Fixed Interest Account" and "The Stable Value Account."

In addition, distributions under certain retirement programs may result in a tax penalty. See "Tax Penalty."


SYSTEMATIC WITHDRAWAL SERVICE FOR 403(b), 408, 408A, 457 AND 409A PROGRAMS

A Participant in a Contract used in connection with a 403(b) plan (other than an Employer Sponsored 403(b) plan) or 408 or 408A Program who is at least age 59 1/2 can generally arrange to have systematic cash withdrawals from his or her Account Value paid on a regular monthly, quarterly, or annual basis. Systematic cash withdrawals are also available for Participants in a Contract used in connection with a 457 or 409A Program, but there is no age limitation. Each withdrawal payment must be at least $100. An application form containing details of the service is available upon request from AUL. The service is voluntary and can be terminated at any time by the Participant or Owner. AUL does not currently deduct a service charge for withdrawal payments, but reserves the right to do so in the future and, similarly, reserves the right to increase the minimum required amount for each withdrawal payment. Systematic withdrawals are not available for some 403(b) Contracts due to the Benefit Responsive features of the Contracts.

Participants will pay a withdrawal charge in connection with the systematic cash withdrawals to the extent the withdrawal charge is applicable. See "Withdrawal Charge" and "Federal Tax Matters."


CONSTRAINTS ON WITHDRAWALS


GENERAL

Since the Contracts offered by this Prospectus will be issued in connection with retirement programs that meet the requirements of Section 401, Section 403(b), Section 408, 408A, 409A or Section 457 of the Internal Revenue Code, or with HRA, HSA, or OPEB plans, reference should be made to the terms of the particular Plan or Contract for any limitations or restrictions on cash withdrawals. A withdrawal that results in receipt of proceeds by a Participant may result in receipt of taxable income to the Participant and, in some instances, in a tax penalty. The tax consequences of a withdrawal under the Contracts should be carefully considered. See "Federal Tax Matters."


403(b) PROGRAMS

Section 403(b) of the Internal Revenue Code permits public school employees and employees of certain types of charitable, educational, and scientific organizations specified in Section 501(c)(3) of the Internal Revenue Code to purchase Annuity contracts, and, subject to certain limitations, to exclude the amount of purchase payments from gross income for federal tax purposes. Section 403(b) imposes restrictions on certain distributions from tax deferred Annuity contracts meeting the requirements of Section 403(b) that apply to tax years beginning on or after January 1, 1989.

Amounts attributable to Code Section 403(b) elective deferral Contributions made pursuant to a salary reduction agreement may be distributed to a Participant pursuant to the provisions of the Plan provided that the distribution shall not occur until the Participant has either attained age 59 1/2, severed employment, died, become totally disabled, experienced a hardship, or a withdrawal is made to provide a Plan loan. In the case of a hardship withdrawal, any gain credited to such Contributions may not be withdrawn. Hardship for this purpose is generally defined as an immediate and heavy financial need, such as paying for medical expenses, the purchase of a principal residence, paying certain tuition expenses, or prevention of foreclosure or eviction. These timing restrictions do not apply to Contributions (but do apply to earnings thereon) that were contributed before 1989, to withdrawals to correct excess Contributions, or to distributions due to Plan termination.

Payments made to Participants at Plan termination are also permitted if the Plan Sponsor does not make Contributions to another 403(b) plan during the period beginning on the date of Plan termination and ending twelve (12) months after distribution of all assets.

A Participant in a Contract purchased as a tax-deferred Section 403(b) Annuity contract will not, therefore, be entitled to exercise the right of surrender or withdrawal, as described in this Prospectus, in order to receive his or her Account Value attributable to Contributions made under a salary reduction agreement or any income or gains credited to such Participant after December 31, 1988, under the Contract unless one of the above-described conditions has been satisfied, or unless the withdrawal is otherwise permitted under applicable federal tax law. In the case of transfers of amounts accumulated in a different Section 403(b) contract to this Contract under a Section 403(b) Program, the withdrawal constraints described above would not apply to the amount transferred to the Contract attributable to a Participant's December 31, 1988, account balance under the old contract, provided that the amounts transferred between contracts qualifies as a tax-free transfer or exchange under the Internal Revenue Code. For 403(b) Contracts issued after 2008, any distribution of non-elective deferrals cannot occur unless the Participant severs employment or upon the occurrence of an event specified in the Plan, such as the attainment of a specified


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age, after a fixed number of years of service or disability (although this restriction does not apply to withdrawals to correct excess Contributions, distributions of after-tax employee Contributions and earnings thereon, and distributions due to Plan termination). A Participant's Withdrawal Value in a Contract may be able to be transferred to certain other investment alternatives meeting the requirements of Section 403(b) that are available under an Employer's Section 403(b) arrangement.


TEXAS OPTIONAL RETIREMENT PROGRAM-

AUL intends to offer the Contract within the Texas Optional Retirement Program. Under the terms of the Texas Optional Retirement Program, if a Participant makes the required Contribution, the State of Texas will contribute a specified amount to the Participant's Account. If a Participant does not commence the second year of participation in the plan as a "faculty member," as defined in Title 110B of the State of Texas Statutes, AUL will return the State's contribution. If a Participant does begin a second year of participation, the Employer's first-year Contributions will then be applied as a Contribution under the Contract, as will the Employer's subsequent Contributions.

The Attorney General of the State of Texas has ruled that, under Title 110B of the State of Texas Statutes, withdrawal benefits of contracts issued under the Texas Optional Retirement Program are available only in the event of a Participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. A Participant under a Contract issued in connection with the Texas Optional Retirement Program will not, therefore, be entitled to exercise the right of withdrawal to receive the Account Value credited to such Participant unless one of the foregoing conditions has been satisfied. The Withdrawal Value of such Participant's Account may, however, be transferred to other contracts or other carriers during the period of participation in the program.


THE DEATH BENEFIT

If a Participant dies during the Accumulation Period, AUL will pay a death benefit to the Beneficiary upon receipt of due proof of the Participant's death and instructions regarding payment to the Beneficiary. If there is no designated Beneficiary living on the date of death of the Participant, AUL will pay the death benefit in one sum to the estate of the Participant upon receipt of due proof of death of both the Participant and the designated Beneficiary and instructions regarding payment. If the death of the Participant occurs on or after the Annuity Commencement Date, no death benefit will be payable under the Contract except as may be provided under the Annuity Option elected.

The amount of the death benefit equals the Vested portion of the Participant's Account Value minus any outstanding loan balances and any due and unpaid charges on those loans. Under Contracts acquired in connection with 408 and 408A Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value shall be the Participant's entire Account Value. Under Employee Benefit Plans, 409A or 457 Programs and some 403(b) Programs, the Vested portion of a Participant's Account Value is the amount to which the Participant is entitled upon death or separation from service under a vesting schedule contained in the pertinent Plan. If the death benefit is less than a Participant's Account Value, the death benefit shall be paid pro rata from the Investment Accounts and the FIA or SVA, and the remainder of the Account Value shall be distributed to the Owner or as directed by the Owner. Prior to such distribution, any remaining Account Value in the Investment Accounts shall be transferred to AUL's General Account or, if the Contract so directs, to MMIA or other default Investment Account. Certain Contracts have a death benefit which is the greater of the Participant's Account Value as of the date the death benefit is calculated or a Guaranteed Minimum Death Benefit ("GMDB") on the Contract anniversary immediately preceding the date of death. In this calculation, the GMDB is increased by any Contributions made since the last Contract anniversary and is reduced proportionately to reflect any withdrawals made since the last Contract anniversary. The GMDB is reset on each Contract anniversary and is the greater of (1) the GMDB on the prior Contract anniversary, increased by any prior year Contributions, and reduced proportionately to reflect any prior year withdrawals, or (2) if the Participant is younger than age 81, the Participant's Account Value on the current Contract anniversary. As of the Participant's death, the GMDB will cease to increase or decrease in value.

The death benefit will be paid to the Beneficiary in a single sum or under one of the Annuity Options, as directed by the Participant or as elected by the Beneficiary. If the Beneficiary is to receive Annuity payments under an Annuity Option, there may be limits under applicable law on the amount and duration of payments that the Beneficiary may receive, and requirements respecting timing of payments. A tax advisor should be consulted in considering payout options.


DEATH BENEFITS AND MULTIPLE BENEFICIARIES

Where there are multiple Beneficiaries, death benefits payable to a Beneficiary remain fully invested in the separate account options selected by the contractholder and remain subject to market volatility until that Beneficiary provides proof of death and establishes Beneficiary status. AUL will administer the death benefits as otherwise described herein.


TERMINATION BY THE OWNER

An Owner of a Contract funding an Employee Benefit Plan, a 409A or 457 Plan, or an Employer-Sponsored 403(b) Plan may terminate the Contract by sending proper written notice to AUL's Corporate Office. Termination is effective as of the


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end of the Valuation Date that the notice is received by AUL. Proper notice of termination must include an election of the method of payment, an indication of the person(s) to whom payment is to be made, and the Owner's (and, in some Contracts, the Plan Sponsor's) agreement that AUL will not be held responsible for any losses or claims that may arise against AUL in connection with making the termination payout as requested by the Owner (provided that such an agreement is not prohibited by the Contract or an amendment).

Upon termination of such a Contract, generally the Owner may direct AUL to pay an amount equal to the Contract's aggregate Variable Account Withdrawal Value (determined as of the end of the Valuation Date that the termination is effective) in a lump sum.

Depending on Contract provisions, for Contracts funding certain Employee Benefit Plans or 409 A or 457 Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in a lump sum [subject to an Investment Liquidation Charge ("ILC") or MVA (see discussion below)] or if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new contributions or in seven (7) approximately equal installments over six
(6) years (for certain Employee Benefit Plan Contracts) or six (6) approximately equal annual installments over five (5) years (for other Employee Benefit Plan Contracts and for some 409A or 457 Plan Contracts).

For some Contracts issued prior to 1999 which fund Employer-Sponsored 403(b) Plans, the Owner may direct AUL to pay the Contract's FIA Withdrawal Value in seven (7) approximately equal annual installments over six (6) years.

In Contracts issued prior to 1999 which fund a Code Section 401(a) Employee Benefit Plan or an Employer-Sponsored 403(b) Plan, the Owner may terminate the Contract and elect to receive (within ninety (90) days of written notice by the Owner, and without penalty as defined by law) either:

  (1) a lump-sum equal to the Contract's aggregate General Account Withdrawal Value, plus or minus an MVA to the extent allowed, which is determined by AUL as of the calculation date by multiplying a specified percentage times the aggregate General Account Withdrawal Value being paid, or

  (2) all amounts invested under the Contract in AUL's General Account as of the date of calculation, excluding any amounts previously used or set aside to purchase annuities, in eleven (11) approximately equal annual installments over a ten (10) year period (without application of the General Account Withdrawal Charge or an MVA).

Further details regarding options (1) and (2) above and their applicability to a given Contract may be found in a Contract Supplement.

Similar provisions (without application of an MVA) regarding Participant withdrawals apply to some Contracts issued prior to 1999 which fund SEP and SIMPLE IRA Plans.

For some Contracts issued after 1998 that fund Employer-Sponsored 403(b) Plans, or for some Contracts wherein no Participant Accounts are maintained, no FIA or other General Account Withdrawal Value lump-sum option is available, only installment payments. However, AUL may amend these Contracts to permit lump-sum payouts of FIA or other General Account funds, subject to a Withdrawal Charge and an MVA to the extent allowed, or may otherwise allow such lump-sum payouts if the dollar-weighted average rate of interest AUL credits to amounts withdrawn from the FIA or General Account equals or exceeds the current interest rate credited to new Contributions. Termination options may be negotiated with individual Plan Sponsors depending on unique or special circumstances.

Until all of the terminating Contract's funds invested in AUL's FIA or other General Account Investment Option have been paid by AUL under any of the installment payments discussed above, the interest rate determined under the Contract will be credited to the remaining Withdrawal Values. Interest will be paid with each installment payment.

When making lump-sum payouts of FIA or other General Account funds other than the SVA, AUL applies an ILC or MVA, depending on the Contract. The ILC or MVA is equal to a certain percentage, as described in the Contract, multiplied by the FIA or other General Account Withdrawal Value. In some Contracts, the ILC percentage is 6(i - j), where "i" is the Current Rate of Interest being credited by AUL to new Contributions as of the date of calculation and "j" is the average rate of interest being credited by AUL to various portions of the General Account as of the date of calculation. In some Contracts, the MVA percentage is 5(i - j) when "i" exceeds "j," and is deducted from the amount paid. The MVA percentage is 4(j - i) when "i" exceeds "j," and is added to the amount paid. Payment of FIA or any other General Account amounts may be delayed for up to six (6) months after the effective date of termination.


TERMINATION BY AUL

AUL has the right, subject to applicable state law, to terminate any Participant's Account established under a Contract acquired in connection with some Employee Benefit Plans, a 457 or 409A Program, or an Employer Sponsored 403(b) Program at any time during the Contract Year if the Participant's Account Value falls below $300 ($200 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during the first (1st) Contract Year, or $500 ($400 for an Employer Sponsored 403(b) Program or for a Contract with both 403(b) and 401(a) Funds) during any subsequent Contract Year, provided that at least six (6) months have elapsed since the Owner's last Contribution to the Contract. AUL will give notice to the Owner and the Participant that the Participant's Account is to be terminated. Termination shall be effective six (6) months from the date that AUL gives such notice, provided that any Contributions made during the six (6) month notice period are insufficient to bring the Participant's Account Value up to the applicable minimum.


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Single Contribution Contracts have a minimum required Contribution of $5,000.

Upon termination of a Participant's Account by AUL, AUL will pay an amount equal to the Participant's Account Value as of the close of business on the effective date of termination (or, if the termination effective date is not a Valuation Date, on the next Valuation Date). Payment of this amount will be made within seven (7) days from such effective date of termination.

AUL may, at its option, terminate any Contract if there are no Participant Accounts in existence under the Contract.


PAYMENTS FROM THE VARIABLE ACCOUNT

Payment of an amount from the Variable Account resulting from a cash withdrawal, transfer from a Participant's Variable Account Value, payment of the death benefit, or payment upon termination by the Owner will be made within seven (7) days from the date a proper request is received at AUL's Corporate Office. However, AUL can postpone the calculation or payment of such an amount to the extent permitted under applicable law, which is currently permissible only for any period: (a) during which the New York Stock Exchange is closed other than customary weekend and holiday closings, (b) during which trading on the New York Stock Exchange is restricted as determined by the SEC, (c) during which an emergency, as determined by the SEC, exists as a result of which disposal of securities held by the Variable Account is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account, or (d) for such other periods as the SEC may, by order, permit for the protection of investors. For information concerning payment of an amount from the Fixed Interest Account, see "The Fixed Interest Account" and "Termination by the Owner."



                          CHARGES AND DEDUCTIONS


PREMIUM TAX CHARGE

Various states impose a tax on premiums received by insurance companies. Whether or not a premium tax is imposed will depend on, among other things, the Owner's state of residence, the Annuitant's state of residence, and the insurance tax laws and AUL's status in a particular state. Premium tax rates currently range from 0 percent to 3.5 percent, but are subject to change by such governmental entities. AUL may assess a premium tax charge on certain Contracts at the time of annuitization to reimburse itself for such premium taxes incurred, which are directly related to amounts received for the Participant from the balance applied to purchase an Annuity.


WITHDRAWAL CHARGE

No deduction for sales charges is made from Contributions for a Contract. However, if a cash withdrawal is made or the Contract is terminated by the Owner, then, depending on the type of Contract, a withdrawal charge (which may also be referred to as a contingent deferred sales charge) may be assessed by AUL. In most Contracts, the withdrawal charge only applies if the Participant's Account (or, in some Contracts, the Contract) has not been in existence for a certain period of time. For some Contracts, for the first two (2) Contract Years that a Participant's Account exists, the amount withdrawn during a Contract Year that will not be subject to a withdrawal charge is 10 percent of:
(1) the total of all Contributions made during the year that the withdrawal is being made, plus (2) the Participant's Account Value at the beginning of the Contract Year. After the first two (2) Contract Years, and until the withdrawal charge has decreased to 0 percent, the amount withdrawn during a Contract Year that will not be subject to an otherwise applicable withdrawal charge is 10 percent of the Participant's Account Value at the beginning of the Contract Year in which the withdrawal is being made. Certain Contracts do not contain a 10 percent free-out provision since they are "Benefit Responsive" in nature.

The withdrawal charge varies based on the Contract. The maximum withdrawal charge is 8 percent of Account Value in excess of any 10 percent free-out in Contracts containing a 10 percent free-out provision, for the first five (5) years; 4 percent of Account Value in excess of any applicable 10 percent free-out, for the next five (5) years; and no withdrawal charge beyond the tenth (10th) year. In some Contracts where no Participant Accounts are maintained, there is a non-disappearing 5 percent withdrawal charge. Your charges may be less than the charges described. Please consult your Contract for more details.

Withdrawal charges are not imposed for payment of benefits for retirement provided under "Benefit Responsive" Contracts. Under a Benefit Responsive Contract, withdrawal charges are not imposed for payment of benefits for retirement, death, disability, most terminations of employment, hardship (or unforeseeable emergencies, depending on the Contract), loans, age 70 1/2 required minimum distributions, or benefits upon attainment of age 59 1/2 (provided that the age 59 1/2 benefit is a taxable distribution paid to the Participant and not to any other person or entity, including any alternative or substitute funding medium). Notwithstanding the above, for some 403(b) Benefit Responsive Contracts, withdrawal charges will not be waived if the amount withdrawn is transferred directly by AUL to another tax-deferred Annuity funding vehicle at the Participant's direction.


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Under a modified Benefit Responsive Contract, withdrawal charges are not imposed for cash lump-sum payments of death benefits, or, provided the Participant has (1) attained age 55 and has ten (10) years of service with the Employer identified in the Plan, or (2) attained age 62, for the Plan benefits listed in the previous paragraph. However, even in Benefit Responsive or modified Benefit Responsive Contracts, withdrawal charges (and a MVA in some Employee Benefit Plan and Employer Sponsored 403(b) Contracts, to the extent allowed) will be applied to any withdrawal to pay a termination of employment Plan benefit prior to notification of Contract termination if the benefit is payable because of, or the underlying reason for payment of the benefit results in, the termination or partial termination of the Plan, as determined under applicable IRS guidelines. In some Contracts, withdrawal charges and a MVA will apply if the termination of employment occurs after the Plan Sponsor files for bankruptcy protection or ceases operations, or if such benefits exceed 20 percent of the Contract's Value as of the first (1st) day of the Contract
Year.

In no event will the amount of any withdrawal charge, when added to any withdrawal charges previously assessed against any amount withdrawn from a Participant's Account, exceed 8.5 percent of the Contributions made by or on behalf of a Participant under a Contract. In addition, no withdrawal charge will be imposed upon payment of a death benefit under the Contract.

The withdrawal charge will be used to recover certain expenses relating to sales of the Contracts, including commissions paid to sales personnel and other promotional costs. AUL reserves the right to increase the withdrawal charge for any Participant Accounts established on or after the effective date of the change.


ASSET CHARGE

AUL deducts a daily charge from the assets of each Investment Account, (the "Asset Charge"). The charge is equal to an annual rate of 0.00 percent, 0.25 percent, 0.50 percent, 0.75 percent, 0.90 percent, 1.00 percent or 1.25 percent of the average daily net assets of each Investment Account. (Please refer to your Contract for details regarding the Asset Charge applicable to you.) This amount is intended to compensate AUL for its professional services, administrative services (including systems recordkeeping and Investment Account accounting), case acquisition costs, compliance support, sales office expenses, overhead, sales commissions, Annuity purchase rate guarantees, reasonable profit, and other related costs. AUL may use any profit derived from this charge for any lawful purpose, including Contract distribution. The Contract Owner may arrange to have the Asset Charge billed to it on an agreed-upon basis in lieu of the above daily deduction.


VARIABLE INVESTMENT PLUS

Certain Contracts may have a portion of the Asset Charge offset, but never increased, by Variable Investment Plus (VIP) credits. The credit is calculated each month-end, is applied by AUL to purchase Accumulation Units for each Participant under the Contract, and is reported to Participants as Earnings.

The level of the credit, as a percentage of Investment Account assets, will depend on the aggregate Investment Account assets for the Contract at the end of each month, the amount of the Contributions (both for first year and for subsequent years), the level of sales expenses under the Contract, and other charges that the Owner has agreed in writing to pay to AUL. Please consult your Contract to determine whether a Variable Investment Plus credit applies to your Contract and, if it does apply, what the factors are for determining the credit.

AUL reserves the right to change the credit factors upon sixty (60) days notice of such change.



ADMINISTRATIVE CHARGE

AUL may deduct an administrative charge from each Participant's Account equal to a maximum of $50 per year, deducted quarterly if the account exists on the quarterly Contract anniversary. For some Contracts, the administrative charge may be waived completely. The charge is only assessed during the Accumulation Period. When a Participant annuitizes or surrenders on any day other than a quarterly Contract anniversary, a pro rata portion of the charge for that portion of the quarter will NOT be assessed. The charge is deducted proportionately from the Participant's Account Value allocated among the Investment Accounts and the General Account. An administrative charge will not be imposed under certain Contracts if the value of a Participant's Account is equal to or more than $35,000 ($25,000 in some Contracts) on the quarterly Contract anniversary. The purpose of this charge is to reimburse AUL for the expenses associated with administration of the Contracts and operation of the Variable Account.


ADDITIONAL CHARGES AND FEES

Some Contracts may also contain the following fees:

  (1) Loan Initiation Fees: AUL may assess a Loan Initiation Fee of up to $100 per loan against the Account of any Participant for whom a Plan loan withdrawal is requested.

  (2) Loan Administration Fee: AUL may charge an annual fee of up to $50 per loan for loan administration.



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  (3)  Charge for Non-Electronic Transfers: AUL may charge a service fee per non-electronic transfer of up to $5 for non-electronic transfers between Investment Options, which will either be billed to the Owner or deducted from the Participant's Account.

  (4) Distribution Fee: AUL may bill the Owner for a Distribution Fee of up to $40 for each Participant for whom a withdrawal is made in which the entire Participant Account is distributed in a lump-sum. Alternatively, AUL may assess this Distribution Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (5) Non-Electronic Contribution Fee: AUL may bill the Owner a fee of $1,000 for non-electronic Contributions. AUL reserves the right to increase this fee.

  (6) Brokerage Window Account: AUL may bill the Owner or deduct from the Participant's Account an annual fee of up to $100 for a Brokerage Window Account, available in some Employer-sponsored Plans, which provides the Participant the ability to invest a portion of his or her Account Value in a brokerage account, to be invested in a wide range of Funds or other investment vehicles.

  (7) Contract Termination Individual Participant Check Fee: AUL may bill the Owner a fee of up to $100 for each Participant for whom an individual check is prepared upon Contract termination. This Fee will not apply to a lump-sum payment to the Owner upon Contract termination. Alternatively, AUL may assess this Fee against the affected Participant Accounts if permitted by applicable law, regulations or rulings.

  (8) Investment Advice Provider Fee: AUL may bill the Owner for an investment advice provider fee in an amount separately agreed upon by the Owner and the third-party investment advice provider. There is no cost to the Participant when using the basic investment advice service. AUL may also assess an account management fee directly against the Account of each Participant who utilizes the more detailed, hands-on managed accounts service. The fee for the managed account service is a maximum of one percent of the total Account Value, paid in .25 percent quarterly installments. AUL will forward the fee to the investment advice providers.

  (9) Guaranteed Minimum Death Benefit: AUL may charge a maximum of 0.20 percent of the Account Value for a Guaranteed Minimum Death Benefit. Some Contracts offer this benefit at no charge. Please consult your Contract for details regarding this benefit and the applicable charge.

  (10) Plan Sponsor Investment Option Advisory Fee: AUL may bill the Owner for a Plan Sponsor Investment Option Fee. If this option is chosen, Mesirow Financial will recommend a plan- level investment portfolio based on the Plan Sponsor's unique employee profile. For Contracts purchased before July 20, 2010, a maximum fee of $1,500 applies, depending on plan assets. Plans with assets greater than $20,000,000 must contact AUL to determine the applicable fee. For Contracts purchased after July 20, 2010, Plans with assets less than $500,000 are charged a fee of $500. Plans with assets greater than $500,000 are not charged a fee. AUL will forward the fee to the investment advice providers.

  (11) Redemption Fee: A redemption fee may be charged by the underlying Funds to reimburse fund shareholders for expenses associated with short-term trading. Please consult the Funds' prospectuses for more details.


OTHER CHARGES

AUL may charge the Investment Accounts of the Variable Account for the federal, state, or local income taxes incurred by AUL that are attributable to the Variable Account and its Investment Accounts. No such charge is currently assessed. In certain Contracts, unpaid charges due AUL (for which the Plan is responsible and which the Owner has, in writing, agreed to pay) will be deducted from Participant Accounts or the Contract Owner's Account ( if Participant Accounts are not maintained)if not paid by the Owner in a timely manner. In certain Contracts, TPA fees agreed to by the Plan Sponsor will be deducted from the Contract Owner's Account and paid to the TPA. An ILC or a MVA, which applies only to Participants' Fixed Interest Account Values under a Contract, may be imposed upon termination by an Owner of some Contracts acquired in connection with an Employee Benefit Plan, Employer Sponsored 403(b) (to the extent allowed), 409A or 457 Program and upon certain withdrawals in an Employee Benefit Plan Contract. See "Termination by the Owner" and "The Fixed Interest Account."


VARIATIONS IN CHARGES

AUL may reduce or waive the amount of the withdrawal charge, the administrative charge, or the Asset Charge for a Contract where the expenses associated with the sale of the Contract or the administrative costs associated with the Contract are reduced. The Asset Charge may be offset by applying the Variable Investment Plus Option. As an example, these charges may be reduced in connection with acquisition of the Contract in exchange for another Annuity contract or in exchange for another Annuity contract issued by AUL. AUL may also reduce or waive these charges on Contracts sold to the directors or employees of AUL or any of its affiliates or to directors or any employees of any of the Funds.


GUARANTEE OF CERTAIN CHARGES

AUL guarantees that the Asset Charge shall not increase on in-force Contracts. However, the Asset Charge may be increased on future Contracts. AUL also guarantees that the administrative charge will increase only to the extent necessary to recover the expenses associated with administration of the Contracts and operation of the Variable Account.



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EXPENSES OF THE FUNDS

Each Investment Account of the Variable Account purchases shares at the net asset value of the corresponding Portfolio of one (1) of the Funds. The net asset value reflects the investment advisory fee and other expenses that are deducted from the assets of the Portfolio. The advisory fees and other expenses are more fully described in the Funds' Prospectuses.



                               ANNUITY PERIOD


GENERAL

On the Annuity Commencement Date, the adjusted value of the Participant's Account may be applied to provide an Annuity under one (1) of the options described below. The adjusted value will be equal to the value of the Participant's Account as of the Annuity Commencement Date, reduced by any applicable premium or similar taxes and any outstanding loan balances and unpaid expense charges on those loans.

Generally, the Contracts provide for at least two (2) Annuity options, any one of which may be elected if permitted by the particular Plan or applicable law. A lump-sum distribution may also be elected under most Plans. Other Annuity Options may be available upon request at the discretion of AUL. All Annuity Options are fixed and the Annuity payments remain constant throughout the Annuity Period. Annuity payments are based upon Annuity rates that vary with the Annuity Option selected and the age of the Annuitant (except that in the case of a Fixed Period Option, age is not a consideration). The Annuity rates are based upon an assumed interest rate identified in the Contracts.

Once Annuity payments have commenced, a Participant cannot surrender his or her Annuity and receive a lump-sum settlement in lieu thereof and cannot change the Annuity Option. If, under any option, monthly payments are less than $25 each, AUL has the right to make either a lump-sum settlement or to make larger payments at quarterly, semiannual, or annual intervals. AUL also reserves the right to change the minimum payment amount. AUL will not allow annuitization of a Participant's Account if the total Account Value is less than the amount specified in the Contract. Should this occur, a Participant will receive the Account Value in a lump-sum settlement. Annuity payments will begin on the Annuity Commencement Date. No withdrawal charge will be applied on this Date.

A Participant or, depending on the Contract, an Owner on behalf of a Participant, may designate an Annuity Commencement Date, Annuity Option, contingent Annuitant, and Beneficiary on an Annuity Election Form that must be received by AUL at the Corporate Office at least thirty (30) days prior to the Annuity Commencement Date. AUL may also require additional information before Annuity payments commence. During the lifetime of the Participant and up to thirty (30) days prior to the Annuity Commencement Date, the Annuity Option, the Annuity Commencement Date, or the designation of a contingent Annuitant or Beneficiary, if any, under an Annuity Option may be changed. To help ensure timely receipt of the first (1st) Annuity payment, on the date AUL receives an Annuity purchase request, it will transfer the value of a Participant's Account to the FIA (or the SVA) if it is available as an Investment Option, or to the MMIA (or other default Investment Option(s)), if the FIA (or the SVA) is not available under the Contract. The Participant's Account Value will remain in the FIA (or the SVA), or the MMIA or other default Investment Option(s) (depending on the Contract) until the full Account Value (reflecting gains and losses) is applied to purchase the Annuity on the last Business Day of the month preceding the Annuity Commencement Date. As of the date the Annuity is purchased, a Participant's funds are no longer maintained under the Contract.


ANNUITY OPTIONS


OPTION 1 - LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant that ends with the last monthly payment before the death of the Annuitant.


OPTION 2 - CERTAIN AND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant with the promise that if, at the death of the Annuitant, payments have been made for less than a stated period, which may be five (5), ten (10), fifteen (15), or twenty (20) years, as elected, Annuity payments will be continued during the remainder of such period to the Beneficiary.


OPTION 3 - SURVIVORSHIP ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant, and, after the death of the Annuitant, an amount equal to 50 percent, 66 2/3 percent, or 100 percent (as specified in the election) of such Annuity will be paid to the contingent Annuitant named in the election if and so long as such contingent Annuitant lives.

In some Contracts, an election of this option is automatically cancelled if either the Participant or the contingent Annuitant dies before the Annuity Commencement Date. Another form of benefit would then be elected by the survivor.


OPTION 4 - INSTALLMENT REFUND LIFE ANNUITY

An Annuity payable monthly during the lifetime of the Annuitant except, that at the death of the Annuitant, the


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Beneficiary will receive additional Annuity payments until the amount paid to purchase the Annuity has been distributed.


OPTION 5 - FIXED PERIODS

An Annuity payable monthly for a fixed period (not less than five (5) years or more than thirty (30) years) as elected, with the guarantee that if, at the death of the Annuitant, payments have been made for less than the selected fixed period, Annuity payments will be continued during the remainder of said period to the Beneficiary. This option is not available in all Contracts.


SELECTION OF AN OPTION

Participants should carefully review the Annuity Options with their financial or tax advisors, and reference should be made to the terms of a particular Plan for pertinent limitations respecting Annuity payments and other matters. For instance, under requirements for retirement plans that qualify for treatment under Sections 401, 403(b), 408, 409A or 457 of the Internal Revenue Code, Annuity payments generally must begin no later than April 1 of the calendar year following the calendar year in which the Participant reaches age 70 1/2, provided the Participant is no longer employed. For Options 2 and 5, the period elected for receipt of Annuity payments under the terms of the Annuity Option generally may be no longer than the joint life expectancy of the Annuitant and Beneficiary in the year that the Annuitant reaches age 70 1/2 and must be shorter than such joint life expectancy if the Beneficiary is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant. Under Option 3, if the contingent Annuitant is not the Annuitant's spouse and is more than ten (10) years younger than the Annuitant, the 66 2/3 percent and 100 percent elections specified above may not be available.



                         THE FIXED INTEREST ACCOUNT

Contributions or transfers to the FIA become part of AUL's General Account. The General Account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of other jurisdictions in which the Contracts or certificates issued under the Contracts are distributed. In reliance on certain exemptive and exclusionary provisions, interests in the General Account have not been registered as securities under the Securities Act of 1933 (the "1933 Act") and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are generally subject to the provisions of the 1933 Act or the 1940 Act. AUL has been advised that the staff of the SEC has not reviewed the disclosure in this Prospectus relating to the General Account. This disclosure, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in the Prospectus. This Prospectus is generally intended to serve as a disclosure document only for aspects of a Contract involving the Variable Account and contains only selected information regarding the General Account. For more information regarding the General Account, see the Contract.


INTEREST

A Participant's FIA Value earns interest at fixed rates that are paid by AUL. The Account Value in the FIA earns interest at one (1) or more interest rates determined by AUL at its discretion and declared in advance ("Current Rate"), which are guaranteed to be at least an annual effective rate ("Guaranteed Rate") specified in the Contract. Contributions or transfers to a Participant's Account which are credited to the FIA during the time the Current Rate is in effect are guaranteed to earn interest at that particular Current Rate for at least one (1) year, except for a "portfolio rate" Contract where the rate may be changed each January 1, although increases in the rate may occur at any time. AUL may declare a different Current Rate for a particular Contract based on costs of acquisition to AUL or the level of service provided by AUL. Transfers from other AUL annuity contracts may be transferred at a rate of interest different than the Current Rate.

Except for transfers from other AUL annuity contracts, amounts contributed or transferred to the FIA earn interest at the Current Rate then in effect. Amounts transferred from other AUL Annuity contracts may not earn the Current Rate, but may, at AUL's discretion, continue to earn the rate of interest which was paid under the former Contract. If AUL changes the Current Rate, such amounts contributed or transferred on or after the effective date of the change earn interest at the new Current Rate; however, amounts contributed or transferred prior to the effective date of the change may earn interest at the prior Current Rate or other Current Rate determined by AUL. Therefore, at any given time, various portions of a Participant's Fixed Interest Account Value may be earning interest at different Current Rates for different periods of time, depending upon when such portions were originally contributed or transferred to the FIA. AUL bears the investment risk for Participant's Fixed Interest Account Values and for paying interest at the Current Rate on amounts allocated to the FIA.

For certain Contracts, AUL reserves the right at any time to change the Guaranteed Rate of interest for any Participant Accounts established on or after the effective date of the change, although once a Participant Account is established,


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the Guaranteed Rate may not be changed for the duration of that Account.


WITHDRAWALS AND TRANSFERS

A Participant (or a Contract Owner on behalf of a Participant) may withdraw his or her Fixed Interest Account value, subject to the provisions of the Contract. This Fixed Interest Account value is determined as of the day the withdrawal is effected, minus any applicable withdrawal charge, plus or minus a MVA in certain Contracts, and minus the Participant's outstanding loan balance(s), if any, and any expense charges due thereon.

A withdrawal may be requested for a specified percentage or dollar amount of the Participant's FIA Value. Where a Participant has outstanding collateralized policy loans under a Contract, a withdrawal will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value equals twice the total of the outstanding loans under the Participant's Account.

In some Contracts, the minimum amount that may be withdrawn from a Participant's FIA Value is the lesser of $500 or the Participant's entire FIA Value as of the date the withdrawal request is received by AUL at the Corporate Office. If a withdrawal is requested that would leave the Participant's FIA Value less than $500, then such withdrawal request will be treated as a request for a full withdrawal from the FIA. In other Contracts, withdrawals from a Participant's Account Value may not be made in an amount less than the smaller of $5,000 or the Participant's entire Account Value. In these Contracts, AUL reserves the right to pay out the Participant's remaining Account Value if a withdrawal reduces the Participant's remaining Account Value to an amount less than $5,000.

If a Participant has more than one (1) Account, then the Account from which the withdrawal is to be taken must be specified and any withdrawal restrictions shall be effective at an Account level. For a further discussion of withdrawals as generally applicable to a Participant's Variable Account Value and Fixed Interest Account Value, see "Cash Withdrawals."

A Participant's FIA Value may be transferred from the FIA to the Variable Account subject to certain limitations. Where a Participant has outstanding collateralized policy loans under a Contract, a transfer will be permitted only to the extent that the Participant's remaining FIA Withdrawal Value in the FIA equals twice the total of the outstanding loans under the Participant's Account. A Participant may transfer part or all of the Participant's Fixed Interest Account Value (subject to the outstanding loan provision mentioned above) to one (1) or more of the available Investment Accounts during the Accumulation Period, provided, however, that if a Participant's FIA Value is $2,500 or more on the first (1st) day of a Contract Year, then amounts transferred from the FIA to an Investment Account during any given Contract Year cannot exceed 20 percent of the Participant's Fixed Interest Account Values as of the beginning of that Contract Year. Transfers and withdrawals of a Participant's Fixed Interest Account Values will be effected on a first-in, first-out basis. If a Participant has more than one Account, then the Account from which the transfer is to be taken must be specified and any transfer restrictions shall be effective at an Account level.

The 20 percent restriction on transfers during any given Contract Year from the FIA to an Investment Account shall not apply to some Contracts funding Employer Sponsored 403(b) Programs, Employee Benefit Plans, or 408 SEP or SIMPLE IRA Contracts if: (1) the Owner (or Plan Sponsor) selects the FIA as an Investment Option to Participants under the Contract; and (2) the Owner (or Plan Sponsor) does not select either the MMIA or the Vanguard Short-Term Federal Bond Investment Accounts as available Investment Options to Participants under the Contract. Then, in lieu of the 20 percent restriction and following a transfer from the FIA to the Variable Account by a Participant, a transfer back to the FIA shall be allowed only after ninety (90) days have elapsed since the last previous transfer from the FIA.

In some Contracts where no Participant Accounts are maintained, transfers from the FIA may not be permitted at contract termination or for certain non-benefit responsive benefits when the FIA is to be paid in installments.

Except as noted previously, generally there are no limitations on the number of transfers between Investment Accounts available under a Contract or the FIA. However, if AUL determines that transfers are being made on behalf of one or more Owners to the disadvantage of other Owners or Participants, the transfer right may be restricted.

AUL reserves the right, at a future date, to impose a minimum or maximum transfer amount, to assess transfer charges, to change the limit on remaining balances, to limit the number and frequency of transfers, and to suspend the transfer privilege or the telephone authorization, interactive voice response, or internet-based transfers.

In addition, in some Contracts, Owner-directed transfers from the FIA are subject to a MVA.

Any transfer from an Investment Account of the Variable Account shall be effective as of the end of the Valuation Date in which AUL receives the request in proper form.


TRANSFER OF INTEREST OPTION

Participants may elect to use interest earned in their FIA to purchase Accumulation Units in one (1) or more Variable Accounts. Upon receipt at AUL's Corporate Office of properly executed written instructions to do so, AUL will, on the last Business Day of each month and monthly thereafter, use the interest earned in the FIA during that month to purchase Accumulation Units at the corresponding Accumulation Unit Value on each date that a purchase is made. To elect this Option, the Participant must have previously provided AUL with instructions specifying the Variable Investment


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Account or Accounts to be purchased and a percentage allocation among
Investment Accounts if more than one (1) Investment Account has been elected. If no such instructions are received by AUL, then the Participant's prior investment allocation instructions will be used by AUL to allocate purchases under this Option.

To participate in this Option, a Participant's FIA Value must be greater than $10,000 and the Participant's Account must have been in existence for a period of at least one (1) year. Amounts transferred out of the FIA under this Option will be considered a part of the 20 percent maximum amount that can be transferred from the FIA to a Variable Account during any given Contract Year, or will be subject to the 90-day equity wash restriction, whichever FIA transfer restriction is applicable under the Contract.


CONTRACT CHARGES

The withdrawal charge will be the same for amounts withdrawn from a Participant's General Account Value as for amounts withdrawn from a Participant's Variable Account Value. In addition, the administrative charge will be the same whether or not a Participant's Account Value is allocated to the Variable Account or the General Account. The Asset Charge will not be assessed against the General Account, and any amounts that AUL pays for income taxes allocable to the Variable Account will not be charged against the General Account. In addition, the investment advisory fees and operating expenses paid by the Funds will not be paid directly or indirectly by Participants to the extent the Account Value is allocated to the General Account; however, such Participants will not participate in the investment experience of the Variable Account. See "Charges and Deductions."

An ILC or MVA, depending on the Contract, may be imposed upon termination by an Owner of a Contract and upon certain withdrawals in certain Contracts. See "Termination by the Owner" and "The Fixed Interest Account."


PAYMENTS FROM THE FIXED INTEREST ACCOUNT

Withdrawals and transfers from the FIA or other distribution based upon a Participant's FIA Value may be delayed for up to six (6) months after a written request in proper form is received by AUL at the Corporate Office. During the period of deferral, interest at the applicable interest rate or rates will continue to be credited to the Participant's FIA Value. For information on payment upon termination by the Owner of a Contract acquired in connection with an Employee Benefit Plan, an Employer Sponsored 403(b) Program, or a 409A or 457 Program, see "Termination by the Owner."


403(b) PLAN LOANS

If a 403(b) Plan allows, a loan may be taken at any time prior to the Annuity Commencement Date. The minimum loan that can be taken at any time is specified in the Plan. The maximum amount that can be borrowed at any time is an amount which, when combined with the largest loan balance during the prior twelve (12) months, does not exceed the lesser of (1) 50 percent of the Participant's Withdrawal Value in the General Account, or (2) $50,000.

Interest will be charged for the loan, and will accrue on the loan balance from the effective date of any loan. The interest rate will be determined under the Plan.

Loans to Participants must be repaid within a term of five (5) years, unless the Participant certifies to AUL that the loan is to be used to acquire a principal residence for the Participant, in which case the term may be longer. Loan repayments must be made at least quarterly.

The restrictions or limitations stated above may be modified, or new restrictions and limitations added, to the extent necessary to comply with
Section 72(p) of the Internal Revenue Code or its regulations, under which a loan will not be treated as a distribution under a 403(b) Program, or other applicable law. It should be noted that the IRS has issued regulations which cause the outstanding balance of a loan to be treated as a taxable distribution if the loan is not repaid in a timely manner. As the lender in the collateralized loan setting, AUL may, by Contract amendment, limit the availability of future collateralized loans under the Contract.



                          THE STABLE VALUE ACCOUNT


IN GENERAL

The "Stable Value Account" or "SVA" is an Investment Option in which Contributions to Contracts used to fund 401(a), 403(b), and 457 Plans are accumulated at a current interest rate. Like the Fixed Interest Account ("FIA"), the SVA constitutes a portion of AUL's General Account. New Contract Owners who want a General Account investment option must choose either the FIA or the SVA, but cannot choose both. The SVA may be offered to existing Contract Owners at AUL's discretion.

With the SVA, the Contract Owner may not elect any variable "Competing Investment Accounts." A "Competing Investment Account" is any money market or bond Investment Account with a duration of less than three (3) years, as determined solely by AUL.

All Contributions and transfers to the SVA will earn the current interest rate in effect at the time the Contribution or transfer is made, until that rate is changed. Each year, at least thirty-five (35) days prior to January 1, AUL will declare a new rate for the SVA that will apply for the subsequent calendar year. All monies in the SVA will earn interest at the


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rate in effect. At the time AUL declares a new rate for the next year, the
Contract Owner has the option of rejecting the new rate, provided that notice of such rejection is received by AUL at its Home Office at least five (5) days prior to the date that the new rate takes effect. If the new rate is rejected, the Owner will have terminated the Contract. Until such time as SVA funds are ultimately paid out, they will continue to earn interest at the rate in effect for the SVA as of the Business Day that AUL receives notice of rejection of the new rate at its Home Office. This rate should never be less than the NAIC indexed rate then in effect (see the following discussion in "Guaranteed SVA Account Value." There is no minimum current interest rate guarantee and no Market Value Adjustment (MVA).


GUARANTEED SVA ACCOUNT VALUE

AUL maintains a "Guaranteed SVA Account Value" for Participant Accounts and Contract Owner-level accounts that is equal to the GREATER of:

  (a) a Participant's or Contract Owner's SVA Account Value, or

  (b) an amount equal to the total of all Contributions, transfers, reallocations and interest credited to the SVA for the Participant or the Contract Owner that have not been previously withdrawn, at a rate of interest equal to the National Association of Insurance Commissioners
      (NAIC) Model Standard Nonforfeiture Rate [i.e., the average 5-year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding each calendar year in which monies are invested in the SVA (rounded to the nearest 0.05%), minus 1.25%. This interest rate will never be less than 1% nor greater than 3%.]

When amounts are withdrawn from the SVA to provide a partial benefit or any transfer, both the SVA Account Value and the amount described in (b) above will be reduced by the same percentage to reflect the transaction if, at that time, the amount described in (b) above is less than or equal to the SVA Account Value. However, both the SVA Account Value and the amount described in (b) above will be reduced by the same dollar amount to reflect the transaction if, at that time, the amount described in (b) above is greater than the SVA Account Value.

AUL may elect at any time to credit the Participant's or Contractholder's SVA Account Value as additional earnings an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value.

If a Participant has a distributable event and is less than 100% Vested under the Plan, and if he receives all or a portion of his Vested Account Value as a Plan benefit, his entire non-Vested Account Value as of such date of withdrawal (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall be transferred and credited as of such date to a Contractholder-level forfeiture account in the Contract. However, if none of the Participant's Vested Account Value is withdrawn to provide a benefit, an amount equal to his non-Vested Account Value (including an amount equal to any excess by which the amount described in (b) above exceeds the SVA Account Value) shall only be transferred and credited to the Contractholder-level forfeiture account as of the date that a permanent break in service has occurred under the Plan. If the Participant is rehired after terminating employment and if the Plan allows, he may repay the amount of his withdrawal into his Account and any amount that had been transferred and credited to the Contractholder-level forfeiture account will be transferred from that account and re-credited to the Participant's Account.


TRANSFERS TO AND FROM THE SVA

All or a portion of the Participant's SVA Account Value may be transferred from the SVA. Contract Owner-directed transfers to and from the SVA are subject to AUL's approval.


BENEFITS PAID FROM THE SVA

If a Participant's entire Account is withdrawn to provide a Plan benefit, the Participant's Guaranteed SVA Account Value is used to provide the benefit from the SVA, subject to any applicable withdrawal charge as provided in the Contract.

If the Participant's Beneficiary elects not to take a distribution and an account for the Beneficiary is maintained under the Contract, the Guaranteed SVA Account Value transferred to his account will continue to be maintained for the Beneficiary.


ANNUITIES PAID FROM THE SVA

On the date AUL receives a request to withdraw a Participant's Account to provide an Annuity, AUL transfers the amount requested to the SVA. These amounts remain in the SVA until the SVA Account Value (or the Guaranteed SVA Account Value if the entire Account is withdrawn) is applied to purchase the Annuity on the last day of the month preceding the Annuity Commencement Date.


CONTRACT TERMINATION

As soon as administratively feasible following the Business Day that AUL receives the Contract Owner's request to terminate its Contract, but no later than five (5) Business Days following the Business Day that AUL receives that request, no transfers to or from the SVA may be made, and Plan benefits are paid as described below.

The Contract termination effective date is the Business Day that AUL receives the Contract Owner's notice of intent to terminate. Rejection of a new interest rate declared for the SVA constitutes notice of Contract termination if received by AUL at least five (5) days prior to the effective date of the new rate.



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At Contract termination, the Contract Owner may elect one of the following options:

  (a) (1) The Variable Account Value of each Participant, minus any applicable withdrawal charge, will be paid in a lump-sum.

     (2) The SVA amounts shall earn interest in a specific calendar year at the rate as in effect for the SVA as of termination effective date, but shall never be less than a minimum interest rate equal to the average five (5) year Constant Maturity Treasury Rate reported by the Federal Reserve for the month of October of the calendar year immediately preceding such specific calendar year (rounded to the nearest 0.05%), minus 1.25%. This minimum guaranteed interest rate shall not be less than 1% nor greater than 3%. Such accumulated amounts, subject to a withdrawal charge, will be paid out 365 days or, in some Contracts, up to 1,095 days following the Contract termination effective date. Only Plan benefit payments payable as an Annuity or for retirement, death, disability, termination of employment and required minimum distributions pursuant to Code Section 401(a)(9) that are not subject to a withdrawal charge according to the Contract's provisions will be allowed during this 365-day or up to 1,095 day period. An earlier payout within the 365-day or up to 1,095 day period may be arranged with the Contract Owner at AUL's option.

  (b) If the Contract Owner's plan is terminating, the Contract Owner may permit a Participant to transfer his Variable Account Value and his Guaranteed SVA Account Value to any group Annuity contract which has a withdrawal charge, or such amounts, subject to a withdrawal charge, to any group Annuity contract that does not have a withdrawal charge, that AUL may make available. The transfer of the Variable Account Value will occur on the Contract termination effective date. SVA monies can be transferred subject to the same limitations described in (a) above.

AUL will not maintain individual Participant Accounts during the 365-day or up to 1,095 day period, will not continue Plan recordkeeping services, and will cease to provide quarterly statements of Account Value, but will be able to determine the proper payout amount for each Participant.



                          MORE ABOUT THE CONTRACTS


DESIGNATION AND CHANGE OF BENEFICIARY

The Beneficiary designation will remain in effect until changed. Payment of benefits to any Beneficiary are subject to the specified Beneficiary surviving the Participant. Unless otherwise provided, if no designated Beneficiary is living upon the death of the Participant prior to the Annuity Commencement Date, the Participant's estate is the Beneficiary. Unless otherwise provided, if no designated Beneficiary under an Annuity Option is living after the Annuity Commencement Date, upon the death of the Annuitant, the Annuitant's estate is the Beneficiary.

Subject to the rights of an irrevocably designated Beneficiary, the designation of a Beneficiary may be changed or revoked at any time while the Participant is living by filing with AUL a written Beneficiary designation or revocation in such form as AUL may require. The change or revocation will not be binding upon AUL until it is received by AUL at the Corporate Office. When it is so received, the change or revocation will be effective as of the date on which the Beneficiary designation or revocation was signed, but the change or revocation will be without prejudice to AUL if any payment has been made or any action has been taken by AUL prior to receiving the change or revocation.

Reference should be made to the terms of the particular Plan and any applicable law for any restrictions on the Beneficiary designation. For instance, under an Employee Benefit Plan or ERISA- compliant Employer Sponsored 403(b) Program, the Beneficiary (or contingent Annuitant) must be the Participant's spouse if the Participant is married, unless the spouse properly consents to the designation of a Beneficiary (or contingent Annuitant) other than the spouse.


ASSIGNABILITY

In some Contracts, no benefit or privilege under a Contract may be sold, assigned, discounted, or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person or entity other than AUL.


PROOF OF AGE AND SURVIVAL

AUL may require proof of age or survival of any person on whose life annuity payments depend.


MISSTATEMENTS

If the age of an Annuitant or contingent Annuitant has been misstated, the correct amount paid or payable by AUL shall be such as the Participant's Account Value would have provided for the correct age.


TERMINATION OF RECORDKEEPING SERVICES

AUL generally provides Plan recordkeeping services when all of a Plan's Funds are held under a Contract. AUL reserves the right to terminate an administrative services agreement for a Plan or a Contract if the Owner elects to allocate Plan assets to investments other than an AUL Contract, or if in AUL's judgment, the Plan's recordkeeping practices impose an administrative or financial burden on AUL. If AUL ceases to provide Plan recordkeeping for any reason, any


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administrative services agreement between the Owner and AUL regarding the
Owner's Plan, and AUL's responsibilities under such administrative services agreement will automatically cease. Likewise, if an administrative services agreement is terminated by AUL for any reason, individual Participant Accounts will not continue to be maintained under the Contract.



                             FEDERAL TAX MATTERS


INTRODUCTION

The Contracts described in this Prospectus are designed for use as funding vehicles for retirement plans under the provisions of Sections 401, 403(b), 408, 408A, 409A and 457 of the Internal Revenue Code and certain other Employee Benefit Plans such as HRA, HSA and OPEB plans. The ultimate effect of federal income taxes on values under a Contract, the Participant's Account, on Annuity payments, and on the economic benefits to the Owner, the Participant, the Annuitant, and the Beneficiary or other payee may depend upon the type of Plan for which the Contract is purchased and a number of different factors. The discussion contained herein and in the Statement of Additional Information is general in nature. It is based upon AUL's understanding of the present federal income tax laws as currently interpreted by the IRS, and is not intended as tax advice. No representation is made regarding the likelihood of continuation of the present federal income tax laws or of the current interpretations by the IRS. Moreover, no attempt is made to consider any applicable state or other laws. Because of the inherent complexity of such laws and the fact that tax results will vary according to the particular circumstances of the Plan or individual involved, any person contemplating the purchase of a Contract, or becoming a Participant under a Contract, or receiving Annuity payments under a Contract should consult a qualified tax advisor.

AUL DOES NOT MAKE ANY GUARANTEE OR REPRESENTATION REGARDING THE TAX STATUS, FEDERAL, STATE, OR LOCAL, OF ANY CONTRACT OR PARTICIPANT'S ACCOUNT OR ANY TRANSACTION INVOLVING THE CONTRACTS.


TAX STATUS OF THE COMPANY AND THE VARIABLE ACCOUNT

AUL is taxed as a life insurance company under Part I, Subchapter L of the Code. Because the Variable Account is not taxed as a separate entity and its operations form a part of AUL, AUL will be responsible for any federal income taxes that become payable with respect to the income of the Variable Account. However, each Investment Account will bear its allocable share of such liabilities. Under current law, no item of dividend income, interest income, or realized capital gain attributable, at a minimum, to appreciation of the Investment Accounts will be taxed to AUL to the extent it is applied to increase reserves under the Contracts.

Each of the Funds in which the Variable Account invests has advised AUL that it intends to qualify as a "regulated investment company" under the Code. AUL does not guarantee that any Fund will so qualify. If the requirements of the Code are met, a Fund will not be taxed on amounts distributed on a timely basis to the Variable Account. If a Fund does not qualify, the tax status of the Contracts as annuities might be lost, which could result in immediate taxation of amounts earned under the Contracts (except those held in Employee Benefit Plans and 408 Programs).

Under regulations promulgated under Code Section 817(h), each Investment Account must meet certain diversification standards. Generally, compliance with these standards are determined by taking into account an Investment Account's share of assets of the appropriate underlying Fund. To meet this test, on the last day of each calendar quarter, no more than 55 percent of the total assets of a Fund may be represented by any one investment, no more than 70 percent may be represented by any two investments, no more than 80 percent may be represented by any three investments, and no more than 90 percent may be represented by any four investments. For the purposes of Section 817(h), securities of a single issuer generally are treated as one investment, but obligations of the U.S. Treasury and each U.S. Governmental agency or instrumentality generally are treated as securities of separate issuers.


TAX TREATMENT OF RETIREMENT PROGRAMS

The Contracts described in this Prospectus are offered for use with several types of retirement programs as described in the Contracts. The tax rules applicable to Participants in such retirement programs vary according to the type of retirement plan and its terms and conditions. Therefore, no attempt is made herein to provide more than general information about the use of the Contracts with the various types of retirement programs. Participants under such programs, as well as Owners, Annuitants, Beneficiaries and other payees are cautioned that the rights of any person to any benefits under these programs may be subject to the terms and conditions of the Plans themselves, regardless of the terms and conditions of the Contracts issued in connection therewith.

Generally, no taxes are imposed on the increases in the value of a Contract by reason of investment experience or Employer Contributions until a distribution occurs, either as a lump-sum payment or Annuity payments under an elected Annuity Option or in the form of cash withdrawals, surrenders, or other distributions prior to the Annuity Commencement Date.


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The amounts that may be contributed to the Plans are subject to limitations that may vary depending on the type of Plan. In addition, early distributions from some Plans may be subject to penalty taxes, or in the case of distributions of amounts contributed under salary reduction agreements, could cause the Plan to be disqualified. Furthermore, distributions from most Plans are subject to certain minimum distribution rules. Failure to comply with these rules could result in disqualification of the Plan or subject the Participant to penalty taxes. As a result, the minimum distribution rules could limit the availability of certain Annuity Options to Participants and their Beneficiaries.

Below are brief descriptions of various types of retirement programs and the use of the Contracts in connection therewith.


401 EMPLOYEE BENEFIT PLANS

Code Section 401 permits business employers and certain associations to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of Contracts to provide benefits thereunder.

If a Participant under a 401 Employee Benefit Plan receives a lump-sum distribution, the portion of the distribution equal to any contribution that was taxable to the Participant in the year when paid is received tax-free. The balance of the distribution will be treated as ordinary income. Special ten-year averaging and a capital-gains election may be available to a Participant who reached age 50 before 1986.

Under an Employee Benefit Plan under Section 401 of the Code, when Annuity payments commence (as opposed to a lump-sum distribution), under Section 72 of the Code, the portion of each payment attributable to Contributions that were taxable to the Participant in the year made, if any, is excluded from gross income as a return of the Participant's investment. The portion so excluded is determined at the time the payments commence by dividing the Participant's investment in the Contract by the expected return. The periodic payments in excess of this amount are taxable as ordinary income. Once the Participant's investment has been recovered, the full Annuity payment will be taxable. If the Annuity should stop before the investment has been received, the unrecovered portion is deductible on the Annuitant's final return. If the Participant made no Contributions that were taxable to the Participant in the year made, there would be no portion excludable.


403(b) PLANS

Section 403(b) of the Code permits the purchase of "tax-deferred annuities" by public schools and organizations described in Section 501(c)(3) of the Code, including certain charitable, educational and scientific organizations. These qualifying employers may make contributions under the Contracts for the benefit of their employees. Such contributions are not included in the gross income of the employee until the employee receives distributions from the Contract. The amount of contributions to the tax-deferred Annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals.


408 AND 408A PROGRAMS


1. INDIVIDUAL RETIREMENT ANNUITIES

Code Sections 219 and 408 permit eligible individuals to contribute to an individual retirement program, including a Simplified Employee Pension Plan, a Simple IRA Plan and a traditional Individual Retirement Annuity/Account ("IRA"). These IRA annuities are subject to limitations on the amount that may be contributed, the persons who may be eligible, and on the time when distributions may commence. In addition, certain distributions from some other types of retirement plans may be placed on a tax-deferred basis in an IRA. Sale of the Contracts for use with IRA's may be subject to special requirements imposed by the IRS. Purchasers of the Contracts for such purposes will be provided with such supplementary information as may be required by the IRS or other appropriate agency, and will have the right to revoke the Contract under certain circumstances.

If a Participant under a 408 Program makes a withdrawal from the Participant's Account, the Participant generally will realize income taxable at ordinary tax rates on the full amount received. Since, under a 408 Program, Contributions generally are deductible from the taxable income of the employee, the full amount received will usually be taxable as ordinary income when Annuity payments commence.


2. ROTH IRA

A Roth IRA under Code Section 408A is available for retirement savings for individuals with earned income. The Contract may be purchased as a Roth IRA. A Roth IRA allows an individual to contribute non-deductible Contributions for retirement purposes, with the earnings income tax-deferred, and the potential ability to withdraw the money income tax-free under certain circumstances. Roth IRAs are subject to limitations on the amount that may be contributed, the persons who may be eligible, and the time when distributions must commence. Roth IRAs may not be transferred, sold, assigned, discounted, or pledged as collateral for a loan or other obligation. The annual Premium for a Roth IRA may not exceed certain limits. In addition, a taxpayer may elect to convert an IRA to a Roth IRA, accelerating deferred income taxes on previous earnings in the IRA to a current year.


409A AND 457 PROGRAMS

Section 457 of the Code permits employees of state and local governments and units and agencies of state and local governments as well as tax-exempt organizations described in Section 501(c)(3) of the Code (excluding churches) to defer


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a portion of their compensation without paying current taxes in either a 457(b)
eligible Plan or a 457(f) ineligible Plan. If the Employer sponsoring a 457(b) Program requests and receives a withdrawal for an eligible employee in connection with the Program, then the amount received by the employee will be taxed as ordinary income. Since, under a 457(b) Program, Contributions are excludable from the taxable income of the employee, the full amount received will be taxable as ordinary income when Annuity payments commence or other distribution is made (governmental) or when paid or made available (non-governmental).

In a 457(f) Plan, Contributions to the Plan are includible in the employee's gross income when these amounts are no longer subject to substantial risk of forfeiture (i.e., no longer conditioned upon future performance of substantial services).

The nonqualified deferred compensation Plan of any Employer who is not eligible to establish a 457 Plan - and any 457(f) Plan - are subject to Section 409A of the Code. A Section 409A Plan may allow an employee to defer a portion of his compensation without paying current taxes. Such deferrals are taxable when they are no longer subject to a substantial risk of forfeiture.


HSA, HRA, AND OPEB EMPLOYEE BENEFIT PLANS

A Health Savings Account (HSA) is a Plan sponsor-provided tax-exempt trust established pursuant to Internal Revenue Code Section 223 that is used exclusively to pay or reimburse incurred "qualified medical expenses" incurred by an employee for "medical care" as defined in Code Section 213(d). With an HSA, the employee can claim a tax deduction for Contributions he or she makes to the HSA, Employer Contributions to the HSA may be excluded from the employee's gross income, Contributions remain in the employee's account from year to year until used, interest or other earnings on the assets in the account are tax-free, distributions for qualified medical expenses are tax-free, and the HSA remains with the employee should he or she change employers or leave the work force.

A Health Reimbursement Arrangement (HRA) is a Plan sponsor-provided accident and health Plan that is used exclusively to reimburse expenses incurred by an employee for medical care as defined in Code Section 213(d). An HRA is funded solely by the Employer. Employees are reimbursed tax-free for qualified medical expenses up to a maximum dollar amount for a coverage period. Employer Contributions can be excluded from the employee's gross income, and any unused amounts in the HRA can be carried forward for reimbursement in later years.

A GASB ("Governmental Accounting Standards Board") 45 OPEB ("Other Post-Employment Benefit") Plan is a Plan sponsor-provided non-pension benefit Plan that is used to provide post-employment benefits for former employees through a Voluntary Employees Beneficiary Association (VEBA) or a Grantor Integral Trust. These benefits generally include certain health care benefits. Employer Contributions and trust earnings are tax-exempt, and reimbursements of medical costs are excludible from the employee's gross income.


TAX PENALTY

Any distribution made to a Participant from a 401 Employee Benefit Plan, 403(b) Program, or a 408 Program other than on account of one or more of the following events will be subject to a 10 percent penalty tax on the amount distributed:

  (a) the Participant has attained age 59 1/2;

  (b) the Participant has died; or

  (c) the Participant is disabled.

In addition, a distribution from an Employee Benefit Plan will not be subject to a 10 percent penalty tax on the amount distributed to a Participant after separation from service after attainment of age 55. Distributions received at least annually as part of a series of substantially equal periodic payments made for the life of the Participant will not be subject to a penalty tax. Certain amounts paid for medical care also may not be subject to a penalty tax.


WITHHOLDING

Distributions from an Employee Benefit Plan under Code Section 401(a) or a 403(b) Program to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order, in the form of a lump-sum settlement or periodic Annuity payments for a fixed period of fewer than ten (10) years, are subject to mandatory federal income tax withholding of 20 percent of the taxable amount of the distribution, unless the distributee directs the transfer of such amounts to another eligible retirement program. The taxable amount is the amount of the distribution, less the amount allocable to after-tax Contributions.

All other types of distributions from 401 Employee Benefit Plans and 403(b) Programs and all distributions from Individual Retirement Accounts, are subject to federal income tax withholding on the taxable amount unless the distributee elects not to have the withholding apply. The amount withheld is based on the type of distribution. Federal tax will be withheld from Annuity payments (other than those subject to mandatory 20 percent withholding) pursuant to the recipient's withholding certificate. If no withholding certificate is filed with AUL, tax will be withheld on the basis that the payee is married with three (3) withholding exemptions. Tax on all surrenders and lump-sum distributions from Individual Retirement Accounts will be withheld at a flat 10 percent rate.

Withholding on Annuity payments and other distributions from the Contract will be made in accordance with regulations of the IRS.



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                              OTHER INFORMATION


MIXED AND SHARED FUNDING

The Fund portfolios serve as the underlying investment medium for amounts invested in AUL's separate accounts funding both variable life insurance policies and variable annuity contracts (mixed funding), and as the investment medium for such policies and contracts issued by both AUL and other unaffiliated life insurance companies (shared funding). Shared funding also occurs when the Portfolio is used by both a life insurance company to fund its policies or contracts and a participating qualified plan to fund plan benefits. It is possible that there may be circumstances where it is disadvantageous for either: (i) the owners of variable life insurance policies and variable annuity contracts to invest in the portfolios at the same time, or (ii) the owners of such policies and contracts issued by different life insurance companies to invest in the portfolio at the same time, or (iii) participating qualified Plans to invest in shares of the portfolios at the same time as one or more life insurance companies. Neither the portfolios nor AUL currently foresees any disadvantage, but if the portfolios determine that there is any such disadvantage due to a material conflict of interest between such policyowners and contract owners, or between different life insurance companies, or between participating qualified Plans and one or more life insurance companies, or for any other reason, a portfolio's Board of Directors will notify the life insurance companies and participating qualified Plans of such conflict of interest or other applicable event. In that event, the life insurance companies or participating qualified Plans may be required to sell portfolio shares with respect to certain groups of policy owners or contract owners, or certain participants in participating qualified Plans, in order to resolve any conflict. The life insurance companies and participating qualified Plans will bear the entire cost of resolving any material conflict of interest.


VOTING OF SHARES OF THE FUNDS

AUL is the legal Owner of the shares of the portfolios of the Funds held by the Investment Accounts of the Variable Account. In accordance with its view of present applicable law, AUL will exercise voting rights attributable to the shares of the Funds held in the Investment Accounts at regular and special meetings of the shareholders of the Funds on matters requiring shareholder voting under the 1940 Act.

AUL will exercise these voting rights based on instructions received from persons having the voting interest in corresponding Investment Accounts of the Variable Account and consistent with any requirements imposed on AUL under contracts with any of the Funds, or under applicable law. However, if the 1940 Act or any regulations thereunder should be amended, or if the present interpretation thereof should change, and as a result AUL determines that it is permitted to vote the shares of the Funds in its own right, it may elect to do so.

The person having the voting interest under a Contract is the Owner or the Participant, depending on the type of Contract. Generally, a Participant will have a voting interest under a Contract to the extent of the Vested portion of his or her Account Value. AUL shall send to each Owner or Participant a Fund's proxy materials and forms of instruction by means of which instructions may be given to AUL on how to exercise voting rights attributable to the Funds' shares. In the case of a Contract acquired in connection with an Employee Benefit Plan or an Employer Sponsored 403(b) Program, AUL may furnish the Owner with sufficient Fund proxy materials and voting instruction forms for all Participants under a Contract with any voting interest.

Unless otherwise required by applicable law or under a contract with any of the Funds, with respect to each of the Funds, the number of Fund shares of a particular portfolio as to which voting instructions may be given to AUL is determined by dividing Accumulation Units of the corresponding Investment Account attributable to a Contract or a Participant's Account by the total Accumulation Units of all Contracts or Participants' Accounts on a particular date times shares owned by AUL of that portfolio as of the same date. Fractional votes will be counted. The number of votes as to which voting instructions may be given will be determined as of the date coinciding with the date established by a Fund for determining shareholders eligible to vote at the meeting of the Fund. If required by the SEC or under a contract with any of the Funds, AUL reserves the right to determine in a different fashion the voting rights attributable to the shares of the Fund. Voting instructions may be cast in person or by proxy.

Voting rights attributable to the Contracts or Participant Accounts for which no timely voting instructions are received will be voted by AUL in the same proportion as the voting instructions which are received in a timely manner for all Contracts and Participant Accounts participating in that Investment Account. AUL will vote shares of any Investment Account, if any, that it owns beneficially in its own discretion, except that if a Fund offers its shares to any insurance company separate account that funds variable life insurance contracts or if otherwise required by applicable law, AUL will vote its own shares in the same proportion as the voting instructions that are received in a timely manner for Contracts and Participant Accounts participating in the Investment Account.

Neither the Variable Account nor AUL is under any duty to inquire as to the instructions received or the authority of Owners or others to instruct the voting of shares of any of the Funds.


SUBSTITUTION OF INVESTMENTS

AUL reserves the right, subject to compliance with applicable law, to make additions to, deletions from,


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substitutions for, or combinations of, the securities that are held by any
Investment Account or that any Investment Account may purchase. AUL also reserves the right, subject to compliance with applicable law, to eliminate shares of any of the eligible Funds, portfolios or other entities and to substitute shares of, or interests in, another Fund, portfolio or another investment vehicle, for shares already purchased or to be purchased in the future under the Contract, if the shares of any or all eligible Funds, portfolios, or other entities are no longer available for investment or if further investment in any or all eligible Funds, portfolios, or other entities become inappropriate in view of the purposes of the Contract.

Where required under applicable law, AUL will not substitute any shares attributable to an Owner's interest in an Investment Account without notice, Owner or Participant approval, or prior approval of the Securities and Exchange Commission or a state insurance commissioner, and without following the filing or other procedures established by applicable state insurance regulators.

Nothing contained herein will prevent the Variable Account from purchasing other securities for other series or classes of contracts, or from effecting a conversion between series or classes of contracts on the basis of requests made by a majority of contractholders or as permitted by federal law.

AUL additionally reserves the right to establish additional Investment Accounts, each of which would invest in the corresponding Fund, Portfolio or other entity, or in other securities or investment vehicles. AUL may also eliminate or combine existing Investment Accounts if marketing, tax, or investment conditions warrant, subject to compliance with applicable law, and may provide other investment options at any time. Subject to any required regulatory approvals, AUL reserves the right to transfer assets from any Investment Account to another separate account of AUL or Investment Account.

In the event of any such substitution or change, AUL may, by appropriate amendment, make such changes in this and other Contracts as may be necessary or appropriate to reflect such substitution or change. Any transfer request or investment option election received on or after the effective date of such substitution or change that reflects the previous investment option that has been substituted or changed will be transacted using the new substituted or changed investment option. If deemed by AUL to be in the best interests of persons or entities having voting rights under the Contracts, the Variable Account may be operated as a management investment company under the Investment Company Act of 1940 or it may be combined with other separate accounts of AUL or an affiliate thereof. Subject to compliance with applicable law, AUL also may combine one or more Investment Accounts and may establish a committee, board, or other group to manage one or more aspects of the Investment
Accounts.


REDEMPTION FEES

Some Funds may charge a redemption fee for short-term trading in their Fund. AUL will assess any applicable fee against the Account Value and forward the fee on to the Fund company. Please consult the Fund prospectus to determine whether redemption fees apply to the Fund and for details regarding the fee.


CHANGES TO COMPLY WITH LAW AND AMENDMENTS

AUL reserves the right, without the consent of Owners or Participants, to make any change to the provisions of the Contracts to comply with, or to give Owners or Participants the benefit of, any federal or state statute, rule, or regulation, including, but not limited to, requirements for Annuity contracts and retirement plans under the Internal Revenue Code and regulations thereunder or any state statute or regulation.

AUL reserves the right to make certain changes in the Contracts. Depending on the Contract, AUL has the right at any time to change the Guaranteed Rate of interest defined in the Contract credited to amounts allocated to the FIA for any Participant Accounts established on or after the effective date of the change, although once a Participant's Account is established, the Guaranteed Rate may not be changed for the duration of the Account.

Depending on the Contract, after the fifth (5th) anniversary of a Contract, AUL has the right to change any Annuity tables included in the Contract, but any such change shall apply only to Participant Accounts established on or after the effective date of such a change. AUL also has the right to change the withdrawal charge and, within the limits described under "Guarantee of Certain Charges," the administrative charge.


RESERVATION OF RIGHTS

AUL reserves the right to refuse to accept new Contributions under a Contract and to refuse to accept new Participants under a Contract.


PERIODIC REPORTS

AUL will send quarterly statements showing the number, type, and value of Accumulation Units credited to the Contract or to the Participant's Account, as the case may be. AUL will also send statements reflecting transactions in a Participant's Account as required by applicable law. In addition, every person having voting rights will receive such reports or Prospectuses concerning the Variable Account and the Funds as may be required by the 1940 Act and the 1933 Act.

PAYMENTS TO AGENTS, INTERMEDIARIES AND OTHER FINANCIAL PROFESSIONALS

American United Life Insurance Company, Inc. or its related companies may pay agents, intermediaries and other financial professionals for the sale of the AUL American Unit Trust and related services. These payments may create a conflict of interest by influencing the agent, intermediary or other financial professional, and/or your salesperson to recommend the AUL American Unit Trust over another product or service. Ask your salesperson for more information.


LEGAL PROCEEDINGS

There are no legal proceedings pending to which the Variable Account is a party, or which would materially affect the Variable Account.


LEGAL MATTERS

Legal matters in connection with the issue and sale of the Contracts described in this Prospectus and the organization of AUL, its authority to issue the Contracts under Indiana law, and the validity of the forms of the Contracts under Indiana law have been passed upon by Thomas M. Zurek, General Counsel of AUL.

Legal matters relating to the federal securities and federal income tax laws have been passed upon by Dechert LLP.


FINANCIAL STATEMENTS


Financial statements of AUL as of December 31, 2015, are included in the Statement of Additional Information.

                     STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to AUL. The Table of Contents of the Statement of Additional Information is set forth below:


GENERAL INFORMATION AND HISTORY.............................................................................       3
DISTRIBUTION OF CONTRACTS...................................................................................       3
CUSTODY OF ASSETS...........................................................................................       3
LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS.................................................................       3
403(b) Programs.............................................................................................       3
408 and 408A Programs.......................................................................................       4
457 Programs................................................................................................       5
Employee Benefit Plans......................................................................................       5
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM...............................................................       5
FINANCIAL STATEMENTS........................................................................................       5

A Statement of Additional Information may be obtained by calling or writing AUL at the telephone number and address set forth in the front of this Prospectus.

No dealer, salesman or any other person is authorized by the AUL American Unit Trust or by AUL to give any information or to make any representation other than as contained in this Prospectus in connection with the offering described herein.


AUL has filed a Registration Statement with the Securities and Exchange Commission, Washington, D.C. For further information regarding the AUL American Unit Trust, AUL and its variable annuities, please reference the Registration statement and the exhibits filed with it or incorporated into it. All Contracts referred to in this Prospectus are also included in that filing.


The products described herein are not insured by the Federal Deposit Insurance Corporation; are not deposits or other obligations of the financial institution and are not guaranteed by the financial institution; and are subject to investment risks, including possible loss of the principal invested.




--------------------------------------------------------------------------------
                           AUL AMERICAN UNIT TRUST


                      GROUP VARIABLE ANNUITY CONTRACTS


                                   SOLD BY


                  AMERICAN UNITED LIFE INSURANCE COMPANY(R)


                             ONE AMERICAN SQUARE
                      INDIANAPOLIS, INDIANA 46206-0368


                                 PROSPECTUS



                             Dated: May 1, 2016
--------------------------------------------------------------------------------

(THIS PAGE LEFT INTENTIONALLY BLANK.)

THE PROSPECTUS MUST BE PRECEDED OR ACCOMPANIED BY CURRENT PROSPECTUSES FOR THE UNDERLYING INVESTMENT OPTIONS. VARIABLE ANNUITIES ISSUED BY AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL) ARE DISTRIBUTED BY ONEAMERICA(R) SECURITIES, INC., MEMBER FINRA, SIPC, A WHOLLY-OWNED SUBSIDIARY OF AUL


RETIREMENT SERVICES, A DIVISION OF
AMERICAN UNITED LIFE INSURANCE COMPANY(R)
ONE AMERICAN SQUARE, P.O. BOX 368
INDIANAPOLIS, IN 46206-0368
WWW.ONEAMERICA.COM

(C) 2016 American United Life Insurance Company(R). All rights reserved. OneAmerica(R) and the OneAmerica banner are all trademarks of OneAmerica Financial Partners, Inc.









                                                           P-12784     5/1/16

[ONEAMERICA_LOGO]

STATEMENT OF ADDITIONAL INFORMATION
AUL AMERICAN UNIT TRUST
ONEAMERICA(R) FUNDS, INC.

[ONEAMERICA(R) LOGO]

PRODUCTS AND FINANCIAL SERVICES PROVIDED BY:
AMERICAN UNITED LIFE INSURANCE COMPANY(R) (AUL)
A ONEAMERICA(R) COMPANY
P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148
TELEPHONE: (800) 249-6269

                                                                     May 1, 2016

                      STATEMENT OF ADDITIONAL INFORMATION

                                  MAY 1, 2016

                            AUL AMERICAN UNIT TRUST
                        GROUP VARIABLE ANNUITY CONTRACTS

                                   OFFERED BY

                   AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                              ONE AMERICAN SQUARE
                          INDIANAPOLIS, INDIANA 46206-0368
                                 (800) 249-6269

                      ANNUITY SERVICE OFFICE MAIL ADDRESS:
                P.O. BOX 6148, INDIANAPOLIS, INDIANA 46206-6148

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current Prospectus for AUL American Unit Trust, dated May 1, 2016.

A Prospectus is available without charge by calling or writing to American United Life Insurance Company(R) at the telephone number or address shown above or by mailing the Business Reply Mail card included in this Statement of Additional Information.

                               TABLE OF CONTENTS

DESCRIPTION                                                                PAGE
------------------------------------------------------------------------- ------
GENERAL INFORMATION AND HISTORY                                               3
------------------------------------------------------------------------- ------
DISTRIBUTION OF CONTRACTS                                                     3
------------------------------------------------------------------------- ------
CUSTODY OF ASSETS                                                             3
------------------------------------------------------------------------- ------
LIMITS ON CONTRIBUTIONS TO                                                    3
RETIREMENT PLANS
------------------------------------------------------------------------- ------
  403(b) Programs                                                             3
------------------------------------------------------------------------- ------
  408 and 408A Programs                                                       4
------------------------------------------------------------------------- ------
  457 Programs                                                                5
------------------------------------------------------------------------- ------
  Employee Benefit Plans                                                      5
------------------------------------------------------------------------- ------
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                                 5
------------------------------------------------------------------------- ------
FINANCIAL STATEMENTS                                                          5
------------------------------------------------------------------------- ------

                        GENERAL INFORMATION AND HISTORY

For a general description of AUL and AUL American Unit Trust (the "Variable Account"), see the section entitled "Information about AUL, The Variable Account, and The Funds" in the Prospectus.

                           DISTRIBUTION OF CONTRACTS

OneAmerica Securities, Inc. is the Principal Underwriter and the Distributor for the variable annuity contracts (the "Contracts") described in the Prospectus and in this Statement of Additional Information. OneAmerica Securities, Inc. is a wholly owned subsidiary of AUL and is registered with the Securities and Exchange Commission (the "SEC") as a broker-dealer. The Contracts are currently being sold in a continuous offering. While AUL does not anticipate discontinuing the offering of the Contracts, it reserves the right to do so. The Contracts are sold by registered representatives of OneAmerica Securities, Inc., who are also licensed insurance agents.

AUL also has sales agreements with various broker-dealers under which the Contracts will be sold by registered representatives of the broker-dealers. The registered representatives are required to be authorized under applicable state regulations to sell variable annuity contracts. The broker-dealers are required to be registered with the SEC and be members of the Financial Industry Regulation Authority, ("FINRA").

OneAmerica Securities, Inc. serves as the principal underwriter without compensation from the Variable Account.

                               CUSTODY OF ASSETS

The assets of the Variable Account are held by AUL. The assets are kept physically segregated and are held separate and apart from the assets of other separate accounts of AUL and from AUL's General Account assets. AUL maintains records of all purchases and redemptions of shares of the Funds underlying the Investment Accounts that are offered hereunder.

                  LIMITS ON CONTRIBUTIONS TO RETIREMENT PLANS

403(b) PROGRAMS

Contributions to a 403(b) Program are excludable from a Participant's gross income if they do not exceed the smallest of the limits calculated under Sections 402(g) and 415 of the Code. Section 402(g) generally limits a Participant's salary reduction contributions to a 403(b) Program to $18,000 for 2016. The limit may be reduced by salary reduction contributions to another type of retirement plan. A Participant with at least fifteen (15) years of service for a "qualified organization" (i.e., an educational organization, hospital, home health service agency, health and welfare service agency, church or convention or association of churches) generally may exceed this limit by $3,000 per year, subject to an aggregate limit of $15,000 for all years. If you are age fifty (50) or older, an additional catch-up contribution of $6,000 is allowed.

Section 415(c) also provides an overall limit on the amount of Employer and Participant's salary reduction contributions to a Section 403(b) Program that will be excludable from an employee's gross income in a given year. The Section 415(c) limit is the lesser of (a) $53,000, or (b) 100 percent of the Participant's annual compensation. This limit will be reduced if a Participant also participates in an Employee Benefit Plan maintained by a business that he or she controls.

The limits described above do not apply to amounts "rolled over" from another eligible retirement program. A Participant who receives an "eligible rollover distribution" will be permitted either to roll over such amount to another eligible retirement program or an IRA within sixty (60) days of receipt or to make a direct rollover to another eligible retirement program or an IRA without recognition of income. An "eligible rollover distribution" means any distribution to a Participant of all or any taxable portion of the balance to his credit under an eligible retirement program, other than a required minimum distribution to a Participant who has reached age 70 1/2 and excluding any distribution which is one of a series of substantially equal payments made (1) over the life or life expectancy of the Participant or the lives or joint life expectancy of the Participant and the Participant's beneficiary or (2) over a specified period of ten (10) years or more. Provisions of the Internal Revenue Code require that 20 percent of every eligible rollover distribution that is not directly rolled over be withheld by the payor for federal income taxes.

408 AND 408A PROGRAMS

Contributions to the individual retirement annuity of a Participant under a 408 or 408A Program are subject to the limits on contributions to individual retirement annuities under Section 219(b) of the Internal Revenue Code. Under
Section 219(b) of the Code, contributions to an individual retirement annuity are limited to the lesser of $5,500 per year or the Participant's annual compensation. In the case of a participant who has attained the age of 50 before the close of the taxable year, the deductible amount for such taxable year increases by $1,000. If a married couple files a joint return, each spouse may, in a great majority of cases, make contributions to his or her IRA up to the $5,500 limit. The extent to which a Participant may deduct contributions to this type of 408 Program depends on his or her spouse's gross income for the year and whether either participate in another employer-sponsored retirement plan.

Withdrawals from Roth IRAs may be made tax-free under certain circumstances. Please consult your tax advisor for more details.

Contributions to a 408 Program that is a simplified employee pension plan are subject to limits under Section 402(h) of the Internal Revenue Code. Section 402(h) currently limits Employer contributions and Participant salary reduction contributions (if permitted) to a simplified employee pension plan to the lesser of (a) 25 percent of the Participant's compensation, or (b) $53,000. Salary reduction contributions, if any, are subject to additional annual limits.

457 PROGRAMS

Deferrals by a Participant to a 457 Program generally are limited under Section 457(b) of the Internal Revenue Code to the lesser of (a) $18,000, or (b) 100 percent of the Participant's includible compensation. If the Participant participates in more than one 457 Program, this limit applies to contributions to all such programs. The Section 457 (b) limit is increased during the last three (3) years ending before the Participant reaches his normal retirement age under the 457 Program.

EMPLOYEE BENEFIT PLANS

The applicable annual limits on contributions to an Employee Benefit Plan depend upon the type of plan. Total contributions on behalf of a Participant to all defined contribution plans maintained by an Employer are limited under Section 415(c) of the Internal Revenue Code to the lesser of (a) $53,000, or (b) 100 percent of a Participant's annual compensation. Salary reduction contributions to a cash-or-deferred arrangement under a profit sharing plan are subject to additional annual limits. Contributions to a defined benefit pension plan are actuarially determined based upon the amount of benefits the Participants will receive under the plan formula. The maximum annual benefit any Participant may receive under an Employer's defined benefit plan is limited under Section 415(b) of the Internal Revenue Code. The limits determined under Section 415(b) and (c) of the Internal Revenue Code are further reduced for a Participant who participates in a defined contribution plan and a defined benefit plan maintained by the same employer.


The annual maximum contribution to a Health Savings Account ("HSA") for 2016 is $3,350 for an individual and $6,650 for a family. All contributions to an HSA, regardless of source, count toward the annual maximum. These limits may be increased by $1,000 for HSA plan participants who are age 55 and over.


There are no IRS-imposed maximum contribution limits on Health Reimbursement Arrangements ("HRA") or GASB 45 Other Post-Employment Benefit "OPEB" plan contributions. However, each employer's plan will most likely set a limit. Contributions made by an employer to the employee's account are not considered income.

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The statutory financial statements of AUL, which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended, appearing herein have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing. The Variable Account statements of net assets as of December 31, 2015 and the statements of operations and changes in net assets and the financial highlights for each of the periods indicated in this SAI have been audited by PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm, as set forth in their report thereon appearing elsewhere herein, and are included herein in reliance upon such report given upon the authority of such firm as experts in accounting and auditing.

                              FINANCIAL STATEMENTS

FINANCIALS OF THE REGISTRANT

The financial statements of the AUL American Unit Trust as of December 31, 2015 are included in this Statement of Additional Information.


[PWC LOGO]
           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of
AUL American Unit Trust
and the Board of Directors of
American United Life Insurance Company:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting AUL American Unit Trust (the "Trust") at December 31, 2015, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included direct confirmation of the number of shares owned at December 31, 2015 by correspondence with the underlying mutual fund companies, provide a reasonable basis for our opinion.


/s/PricewaterhouseCoopers LLP

Indianapolis, Indiana
April 22, 2016

                             AUL AMERICAN UNIT TRUST
                  AB HIGH INCOME FUND ADVISOR CLASS - 01859M408

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,303,488   $     8,458,658           909,371
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,235)
                                                       ---------------
Net assets                                             $     7,302,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,302,253         7,209,994   $          1.01
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $     7,302,253         7,209,994
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       514,080
Mortality & expense charges                                                                        (89,283)
                                                                                           ---------------
Net investment income (loss)                                                                       424,797
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (50,257)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (752,936)
                                                                                           ---------------
Net gain (loss)                                                                                   (803,193)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (378,396)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            424,797    $            307,514
Net realized gain (loss)                                                     (50,257)                   (755)
Realized gain distributions                                                        0                  54,324
Net change in unrealized appreciation (depreciation)                        (752,936)               (392,702)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (378,396)                (31,619)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,038,376               8,948,044
Cost of units redeemed                                                    (1,936,517)             (4,465,131)
Account charges                                                              (31,239)                (17,771)
                                                                --------------------    --------------------
Increase (decrease)                                                        1,070,620               4,465,142
                                                                --------------------    --------------------
Net increase (decrease)                                                      692,224               4,433,523
Net assets, beginning                                                      6,610,029               2,176,506
                                                                --------------------    --------------------
Net assets, ending                                              $          7,302,253    $          6,610,029
                                                                ====================    ====================

Units sold                                                                 3,111,454               8,574,035
Units redeemed                                                            (2,108,439)             (4,456,798)
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,003,015               4,117,237
Units outstanding, beginning                                               6,206,979               2,089,742
                                                                --------------------    --------------------
Units outstanding, ending                                                  7,209,994               6,206,979
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $         16,262,617
Cost of units redeemed/account charges                                                            (8,557,468)
Net investment income (loss)                                                                         744,193
Net realized gain (loss)                                                                             (51,016)
Realized gain distributions                                                                           59,097
Net change in unrealized appreciation (depreciation)                                              (1,155,170)
                                                                                        --------------------
Net assets                                                                              $          7,302,253
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01             7,210   $         7,302              1.25%              -4.9%
12/31/2014                        1.06             6,207             6,610              1.25%               2.2%
12/31/2013                        1.04             2,090             2,177              1.25%               4.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%              -4.7%
12/31/2014                        1.07                 0                 0              1.00%               2.5%
12/31/2013                        1.04                 0                 0              1.00%               4.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%              -4.4%
12/31/2014                        1.07                 0                 0              0.75%               2.8%
12/31/2013                        1.04                 0                 0              0.75%               4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              -4.2%
12/31/2014                        1.08                 0                 0              0.50%               3.0%
12/31/2013                        1.05                 0                 0              0.50%               4.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%              -3.9%
12/31/2014                        1.08                 0                 0              0.25%               3.3%
12/31/2013                        1.05                 0                 0              0.25%               4.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%              -3.7%
12/31/2014                        1.09                 0                 0              0.00%               3.5%
12/31/2013                        1.05                 0                 0              0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               7.4%
                2014               8.3%
                2013               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AB CORE OPPORTUNITIES FUND R CLASS - 01879K408

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       526,345   $       490,468            30,297
                                                                         ===============   ===============
Receivables: investments sold                                      524
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       526,869
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       510,058           274,808   $          1.86
Band 100                                                        14,384             7,547              1.91
Band 75                                                              0                 0              1.96
Band 50                                                              0                 0              2.01
Band 25                                                              0                 0              2.06
Band 0                                                           2,427             1,145              2.12
                                                       ---------------   ---------------
 Total                                                 $       526,869           283,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,883)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,829
Realized gain distributions                                                                         35,264
Net change in unrealized appreciation (depreciation)                                               (55,388)
                                                                                           ---------------
Net gain (loss)                                                                                     33,705
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        25,822
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,883)   $             (8,328)
Net realized gain (loss)                                                      53,829                  53,229
Realized gain distributions                                                   35,264                  92,462
Net change in unrealized appreciation (depreciation)                         (55,388)                (73,763)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                             25,822                  63,600
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      52,049                  81,298
Cost of units redeemed                                                      (258,938)               (253,871)
Account charges                                                                 (830)                 (1,524)
                                                                --------------------    --------------------
Increase (decrease)                                                         (207,719)               (174,097)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (181,897)               (110,497)
Net assets, beginning                                                        708,766                 819,263
                                                                --------------------    --------------------
Net assets, ending                                              $            526,869    $            708,766
                                                                ====================    ====================

Units sold                                                                    31,007                  47,453
Units redeemed                                                              (143,862)               (159,206)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (112,855)               (111,753)
Units outstanding, beginning                                                 396,355                 508,108
                                                                --------------------    --------------------
Units outstanding, ending                                                    283,500                 396,355
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          1,047,213
Cost of units redeemed/account charges                                                              (765,302)
Net investment income (loss)                                                                         (27,519)
Net realized gain (loss)                                                                             101,573
Realized gain distributions                                                                          135,027
Net change in unrealized appreciation (depreciation)                                                  35,877
                                                                                        --------------------
Net assets                                                                              $            526,869
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.86               275   $           510              1.25%               3.8%
12/31/2014                        1.79               395               706              1.25%              10.9%
12/31/2013                        1.61               507               817              1.25%              31.4%
12/31/2012                        1.23               234               287              1.25%              14.0%
12/31/2011                        1.08                80                86              1.25%               3.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.91                 8   $            14              1.00%               4.1%
12/31/2014                        1.83                 0                 0              1.00%              11.2%
12/31/2013                        1.65                 0                 0              1.00%              31.8%
12/31/2012                        1.25                 0                 0              1.00%              14.3%
12/31/2011                        1.09                 0                 0              1.00%               3.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.75%               4.4%
12/31/2014                        1.88                 0                 0              0.75%              11.4%
12/31/2013                        1.68                 0                 0              0.75%              32.1%
12/31/2012                        1.27                 0                 0              0.75%              14.5%
12/31/2011                        1.11                 0                 0              0.75%               4.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.01                 0   $             0              0.50%               4.6%
12/31/2014                        1.92                 0                 0              0.50%              11.7%
12/31/2013                        1.72                 0                 0              0.50%              32.4%
12/31/2012                        1.30                 0                 0              0.50%              14.8%
12/31/2011                        1.13                 0                 0              0.50%               4.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.25%               4.9%
12/31/2014                        1.97                 0                 0              0.25%              12.0%
12/31/2013                        1.76                 0                 0              0.25%              32.8%
12/31/2012                        1.32                 0                 0              0.25%              15.1%
12/31/2011                        1.15                 0                 0              0.25%               4.5%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 1   $             2              0.00%               5.1%
12/31/2014                        2.02                 1                 2              0.00%              12.3%
12/31/2013                        1.80                 1                 2              0.00%              33.1%
12/31/2012                        1.35                 1                 2              0.00%              15.4%
12/31/2011                        1.17                 1                 1              0.00%               4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AB INTERNATIONAL GROWTH FUND R CLASS - 01879X509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       750,145   $       728,037            47,919
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (5,003)
                                                       ---------------
Net assets                                             $       745,142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       213,156           168,741   $          1.26
Band 100                                                        18,755            14,458              1.30
Band 75                                                              0                 0              1.33
Band 50                                                        513,231           375,190              1.37
Band 25                                                              0                 0              1.40
Band 0                                                               0                 0              1.44
                                                       ---------------   ---------------
 Total                                                 $       745,142           558,389
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (5,907)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,907)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            28,134
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (44,237)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,103)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,010)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,907)   $             (5,119)
Net realized gain (loss)                                                      28,134                  21,897
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                         (44,237)                (42,502)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (22,010)                (25,724)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     235,931                 254,844
Cost of units redeemed                                                      (294,054)               (142,890)
Account charges                                                                 (166)                   (120)
                                                                --------------------    --------------------
Increase (decrease)                                                          (58,289)                111,834
                                                                --------------------    --------------------
Net increase (decrease)                                                      (80,299)                 86,110
Net assets, beginning                                                        825,441                 739,331
                                                                --------------------    --------------------
Net assets, ending                                              $            745,142    $            825,441
                                                                ====================    ====================

Units sold                                                                   174,297                 185,878
Units redeemed                                                              (215,272)               (105,110)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (40,975)                 80,768
Units outstanding, beginning                                                 599,364                 518,596
                                                                --------------------    --------------------
Units outstanding, ending                                                    558,389                 599,364
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          9,188,266
Cost of units redeemed/account charges                                                            (6,460,635)
Net investment income (loss)                                                                          44,710
Net realized gain (loss)                                                                          (2,659,441)
Realized gain distributions                                                                          610,134
Net change in unrealized appreciation (depreciation)                                                  22,108
                                                                                        --------------------
Net assets                                                                              $            745,142
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26               169   $           213              1.25%              -3.6%
12/31/2014                        1.31               166               218              1.25%              -2.9%
12/31/2013                        1.35                79               107              1.25%              11.6%
12/31/2012                        1.21                80                96              1.25%              13.7%
12/31/2011                        1.06                91                97              1.25%             -17.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                14   $            19              1.00%              -3.4%
12/31/2014                        1.34                37                49              1.00%              -2.6%
12/31/2013                        1.38                 0                 0              1.00%              11.9%
12/31/2012                        1.23                 0                 0              1.00%              14.0%
12/31/2011                        1.08                 0                 0              1.00%             -17.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.75%              -3.1%
12/31/2014                        1.37                 0                 0              0.75%              -2.4%
12/31/2013                        1.41                 0                 0              0.75%              12.2%
12/31/2012                        1.26                 0                 0              0.75%              14.3%
12/31/2011                        1.10                 0                 0              0.75%             -17.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37               375   $           513              0.50%              -2.9%
12/31/2014                        1.41               397               559              0.50%              -2.2%
12/31/2013                        1.44               439               632              0.50%              12.5%
12/31/2012                        1.28               456               584              0.50%              14.6%
12/31/2011                        1.12               536               598              0.50%             -17.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%              -2.6%
12/31/2014                        1.44                 0                 0              0.25%              -1.9%
12/31/2013                        1.47                 0                 0              0.25%              12.8%
12/31/2012                        1.30                 0                 0              0.25%              14.9%
12/31/2011                        1.14                 0                 0              0.25%             -17.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.00%              -2.4%
12/31/2014                        1.48                 0                 0              0.00%              -1.7%
12/31/2013                        1.50                 0                 0              0.00%              13.0%
12/31/2012                        1.33                 0                 0              0.00%              15.2%
12/31/2011                        1.15                 0                 0              0.00%             -16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.9%
                2012               0.5%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AB SMALL CAP GROWTH FUND R CLASS - 01877E602

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,606,328   $     4,028,411            91,437
                                                                         ===============   ===============
Receivables: investments sold                                    8,210
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,614,538
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,757,698         1,215,437   $          2.27
Band 100                                                       462,920           198,679              2.33
Band 75                                                              0                 0              2.39
Band 50                                                              0                 0              2.46
Band 25                                                              0                 0              2.52
Band 0                                                         393,920           152,037              2.59
                                                       ---------------   ---------------
 Total                                                 $     3,614,538         1,566,153
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (39,075)
                                                                                           ---------------
Net investment income (loss)                                                                       (39,075)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,181
Realized gain distributions                                                                        307,435
Net change in unrealized appreciation (depreciation)                                              (414,762)
                                                                                           ---------------
Net gain (loss)                                                                                    (72,146)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (111,221)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (39,075)   $            (39,316)
Net realized gain (loss)                                                      35,181                 117,258
Realized gain distributions                                                  307,435                 374,472
Net change in unrealized appreciation (depreciation)                        (414,762)               (597,252)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (111,221)               (144,838)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     823,601               1,157,334
Cost of units redeemed                                                      (471,096)               (997,020)
Account charges                                                               (1,007)                   (800)
                                                                --------------------    --------------------
Increase (decrease)                                                          351,498                 159,514
                                                                --------------------    --------------------
Net increase (decrease)                                                      240,277                  14,676
Net assets, beginning                                                      3,374,261               3,359,585
                                                                --------------------    --------------------
Net assets, ending                                              $          3,614,538    $          3,374,261
                                                                ====================    ====================

Units sold                                                                   347,607                 690,559
Units redeemed                                                              (207,675)               (645,416)
                                                                --------------------    --------------------
Net increase (decrease)                                                      139,932                  45,143
Units outstanding, beginning                                               1,426,221               1,381,078
                                                                --------------------    --------------------
Units outstanding, ending                                                  1,566,153               1,426,221
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          7,208,871
Cost of units redeemed/account charges                                                            (4,854,675)
Net investment income (loss)                                                                        (149,394)
Net realized gain (loss)                                                                             875,898
Realized gain distributions                                                                          955,921
Net change in unrealized appreciation (depreciation)                                                (422,083)
                                                                                        --------------------
Net assets                                                                              $          3,614,538
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.27             1,215   $         2,758              1.25%              -2.8%
12/31/2014                        2.33             1,111             2,594              1.25%              -3.3%
12/31/2013                        2.41             1,276             3,077              1.25%              43.0%
12/31/2012                        1.69             1,016             1,714              1.25%              13.2%
12/31/2011                        1.49               641               954              1.25%               2.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.33               199   $           463              1.00%              -2.5%
12/31/2014                        2.39               198               474              1.00%              -3.0%
12/31/2013                        2.46                 3                 7              1.00%              43.4%
12/31/2012                        1.72                 0                 1              1.00%              13.5%
12/31/2011                        1.51                 0                 0              1.00%               2.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.39                 0   $             0              0.75%              -2.3%
12/31/2014                        2.45                 0                 0              0.75%              -2.8%
12/31/2013                        2.52                 0                 0              0.75%              43.7%
12/31/2012                        1.75                 0                 0              0.75%              13.8%
12/31/2011                        1.54                 0                 0              0.75%               3.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.46                 0   $             0              0.50%              -2.0%
12/31/2014                        2.51                 0                 0              0.50%              -2.5%
12/31/2013                        2.57                 0                 0              0.50%              44.1%
12/31/2012                        1.79                 0                 0              0.50%              14.1%
12/31/2011                        1.57                 0                 0              0.50%               3.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.52                 0   $             0              0.25%              -1.8%
12/31/2014                        2.57                 0                 0              0.25%              -2.3%
12/31/2013                        2.63                 0                 0              0.25%              44.4%
12/31/2012                        1.82                 0                 0              0.25%              14.4%
12/31/2011                        1.59                 0                 0              0.25%               3.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.59               152   $           394              0.00%              -1.6%
12/31/2014                        2.63               116               306              0.00%              -2.0%
12/31/2013                        2.69               102               275              0.00%              44.8%
12/31/2012                        1.86               113               210              0.00%              14.7%
12/31/2011                        1.62                14                23              0.00%               3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AB DISCOVERY GROWTH FUND R CLASS - 018636506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,485,406   $     4,977,901           556,067
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (42,429)
                                                       ---------------
Net assets                                             $     4,442,977
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,249,361         1,647,096   $          1.97
Band 100                                                       418,130           206,398              2.03
Band 75                                                              0                 0              2.08
Band 50                                                         89,877            42,070              2.14
Band 25                                                              0                 0              2.19
Band 0                                                         685,609           304,332              2.25
                                                       ---------------   ---------------
 Total                                                 $     4,442,977         2,199,896
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (39,304)
                                                                                           ---------------
Net investment income (loss)                                                                       (39,304)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            67,022
Realized gain distributions                                                                        268,031
Net change in unrealized appreciation (depreciation)                                              (421,301)
                                                                                           ---------------
Net gain (loss)                                                                                    (86,248)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (125,552)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (39,304)   $            (33,309)
Net realized gain (loss)                                                      67,022                 154,301
Realized gain distributions                                                  268,031                 265,319
Net change in unrealized appreciation (depreciation)                        (421,301)               (375,451)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (125,552)                 10,860
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,807,199               2,333,366
Cost of units redeemed                                                    (1,778,682)             (1,060,562)
Account charges                                                               (2,452)                 (1,674)
                                                                --------------------    --------------------
Increase (decrease)                                                        1,026,065               1,271,130
                                                                --------------------    --------------------
Net increase (decrease)                                                      900,513               1,281,990
Net assets, beginning                                                      3,542,464               2,260,474
                                                                --------------------    --------------------
Net assets, ending                                              $          4,442,977    $          3,542,464
                                                                ====================    ====================

Units sold                                                                 1,443,002               1,270,111
Units redeemed                                                              (967,912)               (665,031)
                                                                --------------------    --------------------
Net increase (decrease)                                                      475,090                 605,080
Units outstanding, beginning                                               1,724,806               1,119,726
                                                                --------------------    --------------------
Units outstanding, ending                                                  2,199,896               1,724,806
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          8,017,126
Cost of units redeemed/account charges                                                            (3,967,647)
Net investment income (loss)                                                                        (114,786)
Net realized gain (loss)                                                                             273,806
Realized gain distributions                                                                          726,973
Net change in unrealized appreciation (depreciation)                                                (492,495)
                                                                                        --------------------
Net assets                                                                              $          4,442,977
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.97             1,647   $         3,249              1.25%              -2.5%
12/31/2014                        2.02             1,334             2,697              1.25%               1.1%
12/31/2013                        2.00               960             1,920              1.25%              36.2%
12/31/2012                        1.47               461               677              1.25%              12.8%
12/31/2011                        1.30               438               570              1.25%               1.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.03               206   $           418              1.00%              -2.2%
12/31/2014                        2.07               205               424              1.00%               1.4%
12/31/2013                        2.04                61               124              1.00%              36.5%
12/31/2012                        1.50                56                84              1.00%              13.1%
12/31/2011                        1.32                50                67              1.00%               2.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.75%              -2.0%
12/31/2014                        2.12                 0                 0              0.75%               1.6%
12/31/2013                        2.09                 0                 0              0.75%              36.9%
12/31/2012                        1.53                 0                 0              0.75%              13.3%
12/31/2011                        1.35                 0                 0              0.75%               2.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.14                42   $            90              0.50%              -1.7%
12/31/2014                        2.17                43                93              0.50%               1.9%
12/31/2013                        2.13                44                93              0.50%              37.2%
12/31/2012                        1.55                76               117              0.50%              13.6%
12/31/2011                        1.37               113               154              0.50%               2.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.19                 0   $             0              0.25%              -1.5%
12/31/2014                        2.23                 0                 0              0.25%               2.2%
12/31/2013                        2.18                 0                 0              0.25%              37.6%
12/31/2012                        1.58                 0                 0              0.25%              13.9%
12/31/2011                        1.39                 0                 0              0.25%               2.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.25               304   $           686              0.00%              -1.2%
12/31/2014                        2.28               144               328              0.00%               2.4%
12/31/2013                        2.23                55               124              0.00%              37.9%
12/31/2012                        1.62                 0                 0              0.00%              14.2%
12/31/2011                        1.41                 0                 0              0.00%               3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        AB VALUE FUND R CLASS - 018915504

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       140,485   $       128,152            10,807
                                                                         ===============   ===============
Receivables: investments sold                                      222
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       140,707
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        67,958            54,998   $          1.24
Band 100                                                        72,749            57,333              1.27
Band 75                                                              0                 0              1.30
Band 50                                                              0                 0              1.34
Band 25                                                              0                 0              1.37
Band 0                                                               0                 0              1.41
                                                       ---------------   ---------------
 Total                                                 $       140,707           112,331
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           948
Mortality & expense charges                                                                         (1,673)
                                                                                           ---------------
Net investment income (loss)                                                                          (725)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,354
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (16,493)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,139)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,864)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (725)   $                (89)
Net realized gain (loss)                                                       3,354                   7,757
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                         (16,493)                  6,527
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (13,864)                 14,195
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,726                  13,817
Cost of units redeemed                                                       (11,878)                (52,676)
Account charges                                                                 (122)                    (52)
                                                                --------------------    --------------------
Increase (decrease)                                                            2,726                 (38,911)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (11,138)                (24,716)
Net assets, beginning                                                        151,845                 176,561
                                                                --------------------    --------------------
Net assets, ending                                              $            140,707    $            151,845
                                                                ====================    ====================

Units sold                                                                    13,982                  14,933
Units redeemed                                                               (11,895)                (46,183)
                                                                --------------------    --------------------
Net increase (decrease)                                                        2,087                 (31,250)
Units outstanding, beginning                                                 110,244                 141,494
                                                                --------------------    --------------------
Units outstanding, ending                                                    112,331                 110,244
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $            516,855
Cost of units redeemed/account charges                                                              (391,758)
Net investment income (loss)                                                                           1,710
Net realized gain (loss)                                                                             (12,641)
Realized gain distributions                                                                           14,208
Net change in unrealized appreciation (depreciation)                                                  12,333
                                                                                        --------------------
Net assets                                                                              $            140,707
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                55   $            68              1.25%              -9.2%
12/31/2014                        1.36                53                72              1.25%               9.9%
12/31/2013                        1.24                89               110              1.25%              33.5%
12/31/2012                        0.93                70                65              1.25%              13.0%
12/31/2011                        0.82                63                52              1.25%              -5.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.27                57   $            73              1.00%              -8.9%
12/31/2014                        1.39                57                80              1.00%              10.2%
12/31/2013                        1.26                52                66              1.00%              33.8%
12/31/2012                        0.95                60                57              1.00%              13.3%
12/31/2011                        0.83                69                58              1.00%              -5.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.75%              -8.7%
12/31/2014                        1.43                 0                 0              0.75%              10.4%
12/31/2013                        1.29                 0                 0              0.75%              34.1%
12/31/2012                        0.96                 0                 0              0.75%              13.6%
12/31/2011                        0.85                 0                 0              0.75%              -5.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.50%              -8.5%
12/31/2014                        1.46                 0                 0              0.50%              10.7%
12/31/2013                        1.32                 0                 0              0.50%              34.5%
12/31/2012                        0.98                 0                 0              0.50%              13.9%
12/31/2011                        0.86                 0                 0              0.50%              -4.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.25%              -8.2%
12/31/2014                        1.50                 0                 0              0.25%              11.0%
12/31/2013                        1.35                 0                 0              0.25%              34.8%
12/31/2012                        1.00                 0                 0              0.25%              14.2%
12/31/2011                        0.88                 0                 0              0.25%              -4.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.00%              -8.0%
12/31/2014                        1.53                 0                 0              0.00%              11.3%
12/31/2013                        1.38                 0                 0              0.00%              35.1%
12/31/2012                        1.02                 0                 0              0.00%              14.5%
12/31/2011                        0.89                 0                 0              0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               1.0%
                2013               1.0%
                2012               1.5%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AB DISCOVERY VALUE FUND R CLASS - 018914507

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       930,463   $     1,062,545            52,994
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (402)
                                                       ---------------
Net assets                                             $       930,061
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       432,821           223,013   $          1.94
Band 100                                                       120,051            60,237              1.99
Band 75                                                              0                 0              2.05
Band 50                                                        377,189           179,470              2.10
Band 25                                                              0                 0              2.16
Band 0                                                               0                 0              2.22
                                                       ---------------   ---------------
 Total                                                 $       930,061           462,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (10,235)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,235)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,982
Realized gain distributions                                                                         56,580
Net change in unrealized appreciation (depreciation)                                              (165,985)
                                                                                           ---------------
Net gain (loss)                                                                                    (61,423)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (71,658)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,235)   $            (12,144)
Net realized gain (loss)                                                      47,982                 105,581
Realized gain distributions                                                   56,580                 158,622
Net change in unrealized appreciation (depreciation)                        (165,985)               (171,213)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (71,658)                 80,846
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      62,226                 495,268
Cost of units redeemed                                                      (361,136)               (577,761)
Account charges                                                                 (150)                   (208)
                                                                --------------------    --------------------
Increase (decrease)                                                         (299,060)                (82,701)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (370,718)                 (1,855)
Net assets, beginning                                                      1,300,779               1,302,634
                                                                --------------------    --------------------
Net assets, ending                                              $            930,061    $          1,300,779
                                                                ====================    ====================

Units sold                                                                    43,947                 297,071
Units redeemed                                                              (186,908)               (343,293)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (142,961)                (46,222)
Units outstanding, beginning                                                 605,681                 651,903
                                                                --------------------    --------------------
Units outstanding, ending                                                    462,720                 605,681
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          2,868,939
Cost of units redeemed/account charges                                                            (2,476,902)
Net investment income (loss)                                                                         (68,505)
Net realized gain (loss)                                                                             271,358
Realized gain distributions                                                                          467,253
Net change in unrealized appreciation (depreciation)                                                (132,082)
                                                                                        --------------------
Net assets                                                                              $            930,061
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94               223   $           433              1.25%              -7.4%
12/31/2014                        2.09               359               753              1.25%               6.9%
12/31/2013                        1.96               460               902              1.25%              35.1%
12/31/2012                        1.45               568               823              1.25%              16.3%
12/31/2011                        1.25               601               750              1.25%              -9.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.99                60   $           120              1.00%              -7.1%
12/31/2014                        2.15                64               137              1.00%               7.2%
12/31/2013                        2.00                 0                 0              1.00%              35.4%
12/31/2012                        1.48                 0                 0              1.00%              16.6%
12/31/2011                        1.27                 0                 0              1.00%              -9.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.05                 0   $             0              0.75%              -6.9%
12/31/2014                        2.20                 0                 0              0.75%               7.4%
12/31/2013                        2.05                 0                 0              0.75%              35.8%
12/31/2012                        1.51                 0                 0              0.75%              16.9%
12/31/2011                        1.29                 0                 0              0.75%              -9.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.10               179   $           377              0.50%              -6.7%
12/31/2014                        2.25               183               411              0.50%               7.7%
12/31/2013                        2.09               192               401              0.50%              36.1%
12/31/2012                        1.54               195               300              0.50%              17.2%
12/31/2011                        1.31               194               254              0.50%              -9.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.25%              -6.4%
12/31/2014                        2.31                 0                 0              0.25%               8.0%
12/31/2013                        2.14                 0                 0              0.25%              36.4%
12/31/2012                        1.57                 0                 0              0.25%              17.5%
12/31/2011                        1.33                 0                 0              0.25%              -8.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.00%              -6.2%
12/31/2014                        2.36                 0                 0              0.00%               8.2%
12/31/2013                        2.18                 0                 0              0.00%              36.8%
12/31/2012                        1.60                 0                 0              0.00%              17.8%
12/31/2011                        1.35                 0                 0              0.00%              -8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.1%
                2013               0.0%
                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AB INTERNATIONAL VALUE FUND R CLASS - 018913509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       326,697   $       327,650            26,777
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (279)
                                                       ---------------
Net assets                                             $       326,418
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       314,982           318,044   $          0.99
Band 100                                                        11,436            11,245              1.02
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $       326,418           329,289
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,611
Mortality & expense charges                                                                         (4,705)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,094)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,855
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (3,015)
                                                                                           ---------------
Net gain (loss)                                                                                     10,840
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,746
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,094)   $              7,004
Net realized gain (loss)                                                      13,855                   4,126
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                          (3,015)                (44,676)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                              9,746                 (33,546)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,639                  49,969
Cost of units redeemed                                                      (143,867)                (35,308)
Account charges                                                                  (84)                    (27)
                                                                --------------------    --------------------
Increase (decrease)                                                          (84,312)                 14,634
                                                                --------------------    --------------------
Net increase (decrease)                                                      (74,566)                (18,912)
Net assets, beginning                                                        400,984                 419,896
                                                                --------------------    --------------------
Net assets, ending                                              $            326,418    $            400,984
                                                                ====================    ====================

Units sold                                                                    57,936                  51,626
Units redeemed                                                              (137,407)                (37,103)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (79,471)                 14,523
Units outstanding, beginning                                                 408,760                 394,237
                                                                --------------------    --------------------
Units outstanding, ending                                                    329,289                 408,760
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          2,100,904
Cost of units redeemed/account charges                                                            (1,483,425)
Net investment income (loss)                                                                          39,173
Net realized gain (loss)                                                                            (390,582)
Realized gain distributions                                                                           61,301
Net change in unrealized appreciation (depreciation)                                                    (953)
                                                                                        --------------------
Net assets                                                                              $            326,418
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99               318   $           315              1.25%               1.0%
12/31/2014                        0.98               399               391              1.25%              -7.9%
12/31/2013                        1.07               394               420              1.25%              20.3%
12/31/2012                        0.89               379               335              1.25%              12.5%
12/31/2011                        0.79               420               331              1.25%             -21.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                11   $            11              1.00%               1.3%
12/31/2014                        1.00                10                10              1.00%              -7.7%
12/31/2013                        1.09                 0                 0              1.00%              20.6%
12/31/2012                        0.90                 0                 0              1.00%              12.8%
12/31/2011                        0.80                 0                 0              1.00%             -21.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%               1.5%
12/31/2014                        1.03                 0                 0              0.75%              -7.5%
12/31/2013                        1.11                 0                 0              0.75%              20.9%
12/31/2012                        0.92                 0                 0              0.75%              13.1%
12/31/2011                        0.81                 0                 0              0.75%             -20.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%               1.8%
12/31/2014                        1.05                 0                 0              0.50%              -7.3%
12/31/2013                        1.14                 0                 0              0.50%              21.2%
12/31/2012                        0.94                 0                 0              0.50%              13.4%
12/31/2011                        0.83                 0                 0              0.50%             -20.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%               2.0%
12/31/2014                        1.08                 0                 0              0.25%              -7.0%
12/31/2013                        1.16                 0                 0              0.25%              21.5%
12/31/2012                        0.96                 0                 0              0.25%              13.7%
12/31/2011                        0.84                 0                 0              0.25%             -20.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%               2.3%
12/31/2014                        1.11                 0                 0              0.00%              -6.8%
12/31/2013                        1.19                 0                 0              0.00%              21.9%
12/31/2012                        0.97                 0                 0              0.00%              14.0%
12/31/2011                        0.85                 0                 0              0.00%             -20.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               3.0%
                2013               4.8%
                2012               3.0%
                2011               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     AB HIGH INCOME FUND R CLASS - 01859M705

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,954   $         6,688               742
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         5,957
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,957             5,978   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $         5,957             5,978
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,396
Mortality & expense charges                                                                           (315)
                                                                                           ---------------
Net investment income (loss)                                                                         1,081
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,695)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 3,311
                                                                                           ---------------
Net gain (loss)                                                                                       (384)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           697
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,081    $              1,921
Net realized gain (loss)                                                      (3,695)                     (2)
Realized gain distributions                                                        0                     461
Net change in unrealized appreciation (depreciation)                           3,311                  (4,027)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                697                  (1,647)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,992                  55,211
Cost of units redeemed                                                       (51,173)                   (250)
Account charges                                                                  (78)                   (152)
                                                                --------------------    --------------------
Increase (decrease)                                                          (49,259)                 54,809
                                                                --------------------    --------------------
Net increase (decrease)                                                      (48,562)                 53,162
Net assets, beginning                                                         54,519                   1,357
                                                                --------------------    --------------------
Net assets, ending                                              $              5,957    $             54,519
                                                                ====================    ====================

Units sold                                                                    48,160                  50,813
Units redeemed                                                               (93,924)                   (378)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (45,764)                 50,435
Units outstanding, beginning                                                  51,742                   1,307
                                                                --------------------    --------------------
Units outstanding, ending                                                      5,978                  51,742
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $             58,559
Cost of units redeemed/account charges                                                               (51,655)
Net investment income (loss)                                                                           3,016
Net realized gain (loss)                                                                              (3,697)
Realized gain distributions                                                                              468
Net change in unrealized appreciation (depreciation)                                                    (734)
                                                                                        --------------------
Net assets                                                                              $              5,957
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 6   $             6              1.25%              -5.4%
12/31/2014                        1.05                52                55              1.25%               1.5%
12/31/2013                        1.04                 1                 1              1.25%               3.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              -5.2%
12/31/2014                        1.06                 0                 0              1.00%               1.7%
12/31/2013                        1.04                 0                 0              1.00%               4.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%              -5.0%
12/31/2014                        1.06                 0                 0              0.75%               2.0%
12/31/2013                        1.04                 0                 0              0.75%               4.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%              -4.7%
12/31/2014                        1.07                 0                 0              0.50%               2.2%
12/31/2013                        1.04                 0                 0              0.50%               4.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%              -4.5%
12/31/2014                        1.07                 0                 0              0.25%               2.5%
12/31/2013                        1.04                 0                 0              0.25%               4.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              -4.2%
12/31/2014                        1.07                 0                 0              0.00%               2.8%
12/31/2013                        1.05                 0                 0              0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.6%
                2014               8.1%
                2013               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 ALGER BALANCED PORTFOLIO I-2 CLASS - 015544208

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,231,551   $     1,041,768            85,571
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (184)
                                                       ---------------
Net assets                                             $     1,231,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,231,367           924,645   $          1.33
Band 100                                                             0                 0              1.37
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.51
Band 0                                                               0                 0              1.62
                                                       ---------------   ---------------
 Total                                                 $     1,231,367           924,645
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        25,511
Mortality & expense charges                                                                        (16,090)
                                                                                           ---------------
Net investment income (loss)                                                                         9,421
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,656
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (41,943)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,287)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,134
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,421    $              8,302
Net realized gain (loss)                                                      35,656                  41,306
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                         (41,943)                 57,578
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                              3,134                 107,186
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      77,814                 102,714
Cost of units redeemed                                                      (182,832)               (255,837)
Account charges                                                                 (593)                   (588)
                                                                --------------------    --------------------
Increase (decrease)                                                         (105,611)               (153,711)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (102,477)                (46,525)
Net assets, beginning                                                      1,333,844               1,380,369
                                                                --------------------    --------------------
Net assets, ending                                              $          1,231,367    $          1,333,844
                                                                ====================    ====================

Units sold                                                                    61,944                  81,969
Units redeemed                                                              (140,971)               (200,836)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (79,027)               (118,867)
Units outstanding, beginning                                               1,003,672               1,122,539
                                                                --------------------    --------------------
Units outstanding, ending                                                    924,645               1,003,672
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          9,608,862
Cost of units redeemed/account charges                                                            (9,594,585)
Net investment income (loss)                                                                         199,275
Net realized gain (loss)                                                                             325,227
Realized gain distributions                                                                          502,805
Net change in unrealized appreciation (depreciation)                                                 189,783
                                                                                        --------------------
Net assets                                                                              $          1,231,367
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.33               925   $         1,231              1.25%               0.2%
12/31/2014                        1.33             1,004             1,334              1.25%               8.1%
12/31/2013                        1.23             1,123             1,380              1.25%              13.8%
12/31/2012                        1.08             1,338             1,445              1.25%               4.9%
12/31/2011                        1.03             1,521             1,566              1.25%              -1.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              1.00%               0.5%
12/31/2014                        1.37                 0                 0              1.00%               8.3%
12/31/2013                        1.26                 0                 0              1.00%              14.1%
12/31/2012                        1.11                 0                 0              1.00%               5.2%
12/31/2011                        1.05                 0                 0              1.00%              -1.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%               0.7%
12/31/2014                        1.41                 0                 0              0.75%               8.6%
12/31/2013                        1.29                 0                 0              0.75%              14.4%
12/31/2012                        1.13                 0                 0              0.75%               5.4%
12/31/2011                        1.07                 0                 0              0.75%              -0.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%               1.0%
12/31/2014                        1.45                 0                 0              0.50%               8.9%
12/31/2013                        1.33                 0                 0              0.50%              14.7%
12/31/2012                        1.16                 0                 0              0.50%               5.7%
12/31/2011                        1.10                 0                 0              0.50%              -0.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%               1.2%
12/31/2014                        1.49                 0                 0              0.25%               9.2%
12/31/2013                        1.36                 0                 0              0.25%              15.0%
12/31/2012                        1.18                 0                 0              0.25%               6.0%
12/31/2011                        1.12                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.00%               1.5%
12/31/2014                        1.60                 0                 0              0.00%               9.4%
12/31/2013                        1.46                 0                 0              0.00%              15.3%
12/31/2012                        1.27                 0                 0              0.00%               6.2%
12/31/2011                        1.19                 0                 0              0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               1.9%
                2013               1.1%
                2012               1.4%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           ALGER CAPITAL APPRECIATION PORTFOLIO I-2 CLASS - 015544703

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    53,663,506   $    54,222,560           790,750
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (351,133)
                                                       ---------------
Net assets                                             $    53,312,373
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    52,848,427        36,466,002   $          1.45
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.59
Band 25                                                              0                 0              1.64
Band 0                                                         463,946           262,876              1.76
                                                       ---------------   ---------------
 Total                                                 $    53,312,373        36,728,878
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        44,008
Mortality & expense charges                                                                       (557,723)
                                                                                           ---------------
Net investment income (loss)                                                                      (513,715)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,476,239
Realized gain distributions                                                                      5,834,680
Net change in unrealized appreciation (depreciation)                                            (4,853,998)
                                                                                           ---------------
Net gain (loss)                                                                                  2,456,921
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,943,206
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (513,715)   $           (367,262)
Net realized gain (loss)                                                   1,476,239               1,950,867
Realized gain distributions                                                5,834,680               5,159,008
Net change in unrealized appreciation (depreciation)                      (4,853,998)             (3,004,629)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                          1,943,206               3,737,984
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  26,464,308               5,910,227
Cost of units redeemed                                                   (10,388,390)             (6,836,707)
Account charges                                                              (53,033)                (15,825)
                                                                --------------------    --------------------
Increase (decrease)                                                       16,022,885                (942,305)
                                                                --------------------    --------------------
Net increase (decrease)                                                   17,966,091               2,795,679
Net assets, beginning                                                     35,346,282              32,550,603
                                                                --------------------    --------------------
Net assets, ending                                              $         53,312,373    $         35,346,282
                                                                ====================    ====================

Units sold                                                                19,690,401               4,603,596
Units redeemed                                                            (8,509,696)             (5,515,012)
                                                                --------------------    --------------------
Net increase (decrease)                                                   11,180,705                (911,416)
Units outstanding, beginning                                              25,548,173              26,459,589
                                                                --------------------    --------------------
Units outstanding, ending                                                 36,728,878              25,548,173
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         70,107,683
Cost of units redeemed/account charges                                                           (35,787,157)
Net investment income (loss)                                                                      (1,626,745)
Net realized gain (loss)                                                                           6,846,019
Realized gain distributions                                                                       14,331,627
Net change in unrealized appreciation (depreciation)                                                (559,054)
                                                                                        --------------------
Net assets                                                                              $         53,312,373
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2000
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45            36,466   $        52,848              1.25%               4.9%
12/31/2014                        1.38            25,403            35,106              1.25%              12.3%
12/31/2013                        1.23            26,449            32,536              1.25%              33.5%
12/31/2012                        0.92            22,832            21,037              1.25%              16.8%
12/31/2011                        0.79            15,260            12,035              1.25%              -1.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%               5.1%
12/31/2014                        1.42                 0                 0              1.00%              12.6%
12/31/2013                        1.26                 0                 0              1.00%              33.8%
12/31/2012                        0.94                 0                 0              1.00%              17.1%
12/31/2011                        0.81                 0                 0              1.00%              -1.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%               5.4%
12/31/2014                        1.46                 0                 0              0.75%              12.9%
12/31/2013                        1.29                 0                 0              0.75%              34.2%
12/31/2012                        0.96                 0                 0              0.75%              17.4%
12/31/2011                        0.82                 0                 0              0.75%              -1.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.50%               5.7%
12/31/2014                        1.50                 0                 0              0.50%              13.2%
12/31/2013                        1.33                 0                 0              0.50%              34.5%
12/31/2012                        0.99                 0                 0              0.50%              17.7%
12/31/2011                        0.84                 0                 0              0.50%              -0.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.25%               5.9%
12/31/2014                        1.55                 0                 0              0.25%              13.5%
12/31/2013                        1.36                 0                 0              0.25%              34.9%
12/31/2012                        1.01                 0                 0              0.25%              18.0%
12/31/2011                        0.86                 0                 0              0.25%              -0.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.76               263   $           464              0.00%               6.2%
12/31/2014                        1.66               145               241              0.00%              13.8%
12/31/2013                        1.46                10                15              0.00%              35.2%
12/31/2012                        1.08                 0                 0              0.00%              18.3%
12/31/2011                        0.91                 0                 0              0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.1%
                2013               0.4%
                2012               1.2%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND I CLASS - 015570401

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,767,164   $     8,154,655           327,930
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (83,564)
                                                       ---------------
Net assets                                             $     8,683,600
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,683,600         3,898,881   $          2.23
Band 100                                                             0                 0              2.28
Band 75                                                              0                 0              2.33
Band 50                                                              0                 0              2.39
Band 25                                                              0                 0              2.44
Band 0                                                               0                 0              2.50
                                                       ---------------   ---------------
 Total                                                 $     8,683,600         3,898,881
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (111,811)
                                                                                           ---------------
Net investment income (loss)                                                                      (111,811)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           465,788
Realized gain distributions                                                                        632,100
Net change in unrealized appreciation (depreciation)                                              (551,371)
                                                                                           ---------------
Net gain (loss)                                                                                    546,517
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       434,706
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (111,811)   $            (99,567)
Net realized gain (loss)                                                     465,788                 237,003
Realized gain distributions                                                  632,100                 948,795
Net change in unrealized appreciation (depreciation)                        (551,371)               (178,702)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            434,706                 907,529
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,890,694               1,351,380
Cost of units redeemed                                                    (2,266,286)             (1,065,308)
Account charges                                                                 (918)                   (845)
                                                                --------------------    --------------------
Increase (decrease)                                                         (376,510)                285,227
                                                                --------------------    --------------------
Net increase (decrease)                                                       58,196               1,192,756
Net assets, beginning                                                      8,625,404               7,432,648
                                                                --------------------    --------------------
Net assets, ending                                              $          8,683,600    $          8,625,404
                                                                ====================    ====================

Units sold                                                                   886,910                 680,375
Units redeemed                                                            (1,050,941)               (534,979)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (164,031)                145,396
Units outstanding, beginning                                               4,062,912               3,917,516
                                                                --------------------    --------------------
Units outstanding, ending                                                  3,898,881               4,062,912
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         11,202,878
Cost of units redeemed/account charges                                                            (7,081,250)
Net investment income (loss)                                                                        (404,684)
Net realized gain (loss)                                                                           1,500,591
Realized gain distributions                                                                        2,853,556
Net change in unrealized appreciation (depreciation)                                                 612,509
                                                                                        --------------------
Net assets                                                                              $          8,683,600
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.23             3,899   $         8,684              1.25%               4.9%
12/31/2014                        2.12             4,063             8,625              1.25%              11.9%
12/31/2013                        1.90             3,918             7,433              1.25%              33.1%
12/31/2012                        1.43             4,722             6,729              1.25%              16.6%
12/31/2011                        1.22             4,325             5,284              1.25%              -2.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              1.00%               5.2%
12/31/2014                        2.17                 0                 0              1.00%              12.2%
12/31/2013                        1.93                 0                 0              1.00%              33.5%
12/31/2012                        1.45                 0                 0              1.00%              16.9%
12/31/2011                        1.24                 0                 0              1.00%              -2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              0.75%               5.4%
12/31/2014                        2.21                 0                 0              0.75%              12.5%
12/31/2013                        1.97                 0                 0              0.75%              33.8%
12/31/2012                        1.47                 0                 0              0.75%              17.2%
12/31/2011                        1.25                 0                 0              0.75%              -1.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.39                 0   $             0              0.50%               5.7%
12/31/2014                        2.26                 0                 0              0.50%              12.7%
12/31/2013                        2.00                 0                 0              0.50%              34.1%
12/31/2012                        1.49                 0                 0              0.50%              17.5%
12/31/2011                        1.27                 0                 0              0.50%              -1.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.25%               6.0%
12/31/2014                        2.30                 0                 0              0.25%              13.0%
12/31/2013                        2.04                 0                 0              0.25%              34.5%
12/31/2012                        1.52                 0                 0              0.25%              17.8%
12/31/2011                        1.29                 0                 0              0.25%              -1.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.00%               6.2%
12/31/2014                        2.35                 0                 0              0.00%              13.3%
12/31/2013                        2.08                 0                 0              0.00%              34.8%
12/31/2012                        1.54                 0                 0              0.00%              18.1%
12/31/2011                        1.30                 0                 0              0.00%              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND R CLASS - 015570872

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,571,142   $    16,062,225           639,220
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (127,572)
                                                       ---------------
Net assets                                             $    15,443,570
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,301,465         5,784,626   $          2.13
Band 100                                                             0                 0              2.18
Band 75                                                              0                 0              2.23
Band 50                                                        976,886           428,771              2.28
Band 25                                                              0                 0              2.33
Band 0                                                       2,165,219           907,686              2.39
                                                       ---------------   ---------------
 Total                                                 $    15,443,570         7,121,083
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (151,247)
                                                                                           ---------------
Net investment income (loss)                                                                      (151,247)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,136,971
Realized gain distributions                                                                      1,221,556
Net change in unrealized appreciation (depreciation)                                            (1,529,014)
                                                                                           ---------------
Net gain (loss)                                                                                    829,513
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       678,266
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (151,247)   $           (112,027)
Net realized gain (loss)                                                   1,136,971                 456,165
Realized gain distributions                                                1,221,556               1,359,011
Net change in unrealized appreciation (depreciation)                      (1,529,014)               (513,510)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            678,266               1,189,639
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,370,593               2,171,959
Cost of units redeemed                                                    (8,154,398)             (3,292,693)
Account charges                                                              (28,691)                 (2,938)
                                                                --------------------    --------------------
Increase (decrease)                                                        3,187,504              (1,123,672)
                                                                --------------------    --------------------
Net increase (decrease)                                                    3,865,770                  65,967
Net assets, beginning                                                     11,577,800              11,511,833
                                                                --------------------    --------------------
Net assets, ending                                              $         15,443,570    $         11,577,800
                                                                ====================    ====================

Units sold                                                                 5,569,738               1,134,426
Units redeemed                                                            (4,037,661)             (1,753,528)
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,532,077                (619,102)
Units outstanding, beginning                                               5,589,006               6,208,108
                                                                --------------------    --------------------
Units outstanding, ending                                                  7,121,083               5,589,006
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         26,369,534
Cost of units redeemed/account charges                                                           (16,674,382)
Net investment income (loss)                                                                        (415,738)
Net realized gain (loss)                                                                           2,226,940
Realized gain distributions                                                                        4,428,299
Net change in unrealized appreciation (depreciation)                                                (491,083)
                                                                                        --------------------
Net assets                                                                              $         15,443,570
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.13             5,785   $        12,301              1.25%               4.4%
12/31/2014                        2.04             4,529             9,228              1.25%              11.4%
12/31/2013                        1.83             5,110             9,349              1.25%              32.5%
12/31/2012                        1.38             5,000             6,906              1.25%              16.1%
12/31/2011                        1.19             2,231             2,654              1.25%              -2.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              1.00%               4.6%
12/31/2014                        2.08                 0                 0              1.00%              11.6%
12/31/2013                        1.86                 0                 0              1.00%              32.8%
12/31/2012                        1.40                 0                 0              1.00%              16.4%
12/31/2011                        1.21                 0                 0              1.00%              -2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.23                 0   $             0              0.75%               4.9%
12/31/2014                        2.12                 0                 0              0.75%              11.9%
12/31/2013                        1.90                 0                 0              0.75%              33.1%
12/31/2012                        1.42                 0                 0              0.75%              16.7%
12/31/2011                        1.22                 0                 0              0.75%              -2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28               429   $           977              0.50%               5.2%
12/31/2014                        2.17               459               994              0.50%              12.2%
12/31/2013                        1.93               487               940              0.50%              33.4%
12/31/2012                        1.45               536               775              0.50%              17.0%
12/31/2011                        1.24               567               701              0.50%              -2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              0.25%               5.4%
12/31/2014                        2.21                 0                 0              0.25%              12.5%
12/31/2013                        1.97                 0                 0              0.25%              33.8%
12/31/2012                        1.47                 0                 0              0.25%              17.3%
12/31/2011                        1.25                 0                 0              0.25%              -1.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.39               908   $         2,165              0.00%               5.7%
12/31/2014                        2.26               601             1,356              0.00%              12.8%
12/31/2013                        2.00               611             1,222              0.00%              34.1%
12/31/2012                        1.49               585               873              0.00%              17.6%
12/31/2011                        1.27               341               433              0.00%              -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               1.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ALGER LARGE CAP GROWTH PORTFOLIO I-2 CLASS - 015544505

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    34,008,528   $    26,744,907           638,285
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (13,469)
                                                       ---------------
Net assets                                             $    33,995,059
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    33,995,059         8,048,357   $          4.22
Band 100                                                             0                 0              4.36
Band 75                                                              0                 0              4.49
Band 50                                                              0                 0              4.63
Band 25                                                              0                 0              4.77
Band 0                                                               0                 0              5.47
                                                       ---------------   ---------------
 Total                                                 $    33,995,059         8,048,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (456,294)
                                                                                           ---------------
Net investment income (loss)                                                                      (456,294)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,573,930
Realized gain distributions                                                                      3,779,401
Net change in unrealized appreciation (depreciation)                                            (4,657,094)
                                                                                           ---------------
Net gain (loss)                                                                                    696,237
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       239,943
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (456,294)   $           (398,272)
Net realized gain (loss)                                                   1,573,930               1,952,204
Realized gain distributions                                                3,779,401               5,724,715
Net change in unrealized appreciation (depreciation)                      (4,657,094)             (3,936,041)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            239,943               3,342,606
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,642,186               1,543,001
Cost of units redeemed                                                    (4,388,691)             (4,804,479)
Account charges                                                               (9,705)                (12,091)
                                                                --------------------    --------------------
Increase (decrease)                                                       (2,756,210)             (3,273,569)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (2,516,267)                 69,037
Net assets, beginning                                                     36,511,326              36,442,289
                                                                --------------------    --------------------
Net assets, ending                                              $         33,995,059    $         36,511,326
                                                                ====================    ====================

Units sold                                                                   428,699                 412,950
Units redeemed                                                            (1,063,601)             (1,229,142)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (634,902)               (816,192)
Units outstanding, beginning                                               8,683,259               9,499,451
                                                                --------------------    --------------------
Units outstanding, ending                                                  8,048,357               8,683,259
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $        329,719,610
Cost of units redeemed/account charges                                                          (323,379,074)
Net investment income (loss)                                                                      11,204,153
Net realized gain (loss)                                                                         (10,649,165)
Realized gain distributions                                                                       19,835,914
Net change in unrealized appreciation (depreciation)                                               7,263,621
                                                                                        --------------------
Net assets                                                                              $         33,995,059
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.22             8,048   $        33,995              1.25%               0.5%
12/31/2014                        4.20             8,683            36,511              1.25%               9.6%
12/31/2013                        3.84             9,499            36,442              1.25%              33.4%
12/31/2012                        2.88            12,763            36,702              1.25%               8.5%
12/31/2011                        2.65            14,618            38,743              1.25%              -1.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.36                 0   $             0              1.00%               0.7%
12/31/2014                        4.32                 0                 0              1.00%               9.9%
12/31/2013                        3.94                 0                 0              1.00%              33.7%
12/31/2012                        2.94                 0                 0              1.00%               8.8%
12/31/2011                        2.71                 0                 0              1.00%              -1.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.49                 0   $             0              0.75%               1.0%
12/31/2014                        4.45                 0                 0              0.75%              10.2%
12/31/2013                        4.04                 0                 0              0.75%              34.1%
12/31/2012                        3.01                 0                 0              0.75%               9.0%
12/31/2011                        2.76                 0                 0              0.75%              -1.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.63                 0   $             0              0.50%               1.2%
12/31/2014                        4.57                 0                 0              0.50%              10.4%
12/31/2013                        4.14                 0                 0              0.50%              34.4%
12/31/2012                        3.08                 0                 0              0.50%               9.3%
12/31/2011                        2.82                 0                 0              0.50%              -0.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.77                 0   $             0              0.25%               1.5%
12/31/2014                        4.71                 0                 0              0.25%              10.7%
12/31/2013                        4.25                 0                 0              0.25%              34.7%
12/31/2012                        3.15                 0                 0              0.25%               9.6%
12/31/2011                        2.88                 0                 0              0.25%              -0.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.47                 0   $             0              0.00%               1.7%
12/31/2014                        5.38                 0                 0              0.00%              11.0%
12/31/2013                        4.85                 0                 0              0.00%              35.1%
12/31/2012                        3.59                 0                 0              0.00%               9.9%
12/31/2011                        3.27                 0                 0              0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.2%
                2013               0.8%
                2012               1.2%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER SMALL CAP GROWTH INSTITUTIONAL FUND I CLASS - 015570104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       509,201   $       725,685            33,660
                                                                         ===============   ===============
Receivables: investments sold                                      757
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       509,958
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       509,958           345,062   $          1.48
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.58
Band 25                                                              0                 0              1.62
Band 0                                                               0                 0              1.66
                                                       ---------------   ---------------
 Total                                                 $       509,958           345,062
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,510)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,510)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (110,278)
Realized gain distributions                                                                        185,004
Net change in unrealized appreciation (depreciation)                                               (98,642)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,916)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (31,426)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,510)   $            (22,144)
Net realized gain (loss)                                                    (110,278)                851,133
Realized gain distributions                                                  185,004                 146,269
Net change in unrealized appreciation (depreciation)                         (98,642)               (946,392)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (31,426)                 28,866
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     250,638                 322,157
Cost of units redeemed                                                      (496,688)             (7,058,049)
Account charges                                                                 (173)                   (166)
                                                                --------------------    --------------------
Increase (decrease)                                                         (246,223)             (6,736,058)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (277,649)             (6,707,192)
Net assets, beginning                                                        787,607               7,494,799
                                                                --------------------    --------------------
Net assets, ending                                              $            509,958    $            787,607
                                                                ====================    ====================

Units sold                                                                   158,260                 213,936
Units redeemed                                                              (322,033)             (4,474,897)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (163,773)             (4,260,961)
Units outstanding, beginning                                                 508,835               4,769,796
                                                                --------------------    --------------------
Units outstanding, ending                                                    345,062                 508,835
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          9,732,167
Cost of units redeemed/account charges                                                           (12,569,649)
Net investment income (loss)                                                                        (360,555)
Net realized gain (loss)                                                                           1,389,523
Realized gain distributions                                                                        2,534,956
Net change in unrealized appreciation (depreciation)                                                (216,484)
                                                                                        --------------------
Net assets                                                                              $            509,958
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48               345   $           510              1.25%              -4.5%
12/31/2014                        1.55               509               788              1.25%              -1.5%
12/31/2013                        1.57             4,770             7,495              1.25%              32.5%
12/31/2012                        1.19             5,109             6,059              1.25%              11.0%
12/31/2011                        1.07             5,516             5,891              1.25%              -4.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%              -4.3%
12/31/2014                        1.58                 0                 0              1.00%              -1.2%
12/31/2013                        1.60                 0                 0              1.00%              32.8%
12/31/2012                        1.20                 0                 0              1.00%              11.3%
12/31/2011                        1.08                 0                 0              1.00%              -3.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%              -4.0%
12/31/2014                        1.61                 0                 0              0.75%              -1.0%
12/31/2013                        1.63                 0                 0              0.75%              33.2%
12/31/2012                        1.22                 0                 0              0.75%              11.6%
12/31/2011                        1.10                 0                 0              0.75%              -3.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.50%              -3.8%
12/31/2014                        1.65                 0                 0              0.50%              -0.7%
12/31/2013                        1.66                 0                 0              0.50%              33.5%
12/31/2012                        1.24                 0                 0              0.50%              11.9%
12/31/2011                        1.11                 0                 0              0.50%              -3.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.25%              -3.6%
12/31/2014                        1.68                 0                 0              0.25%              -0.5%
12/31/2013                        1.69                 0                 0              0.25%              33.8%
12/31/2012                        1.26                 0                 0              0.25%              12.1%
12/31/2011                        1.12                 0                 0              0.25%              -3.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.00%              -3.3%
12/31/2014                        1.71                 0                 0              0.00%              -0.3%
12/31/2013                        1.72                 0                 0              0.00%              34.2%
12/31/2012                        1.28                 0                 0              0.00%              12.4%
12/31/2011                        1.14                 0                 0              0.00%              -2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ALGER SMALL CAP GROWTH INSTITUTIONAL FUND R CLASS - 015570708

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        37,781   $        53,347             2,941
                                                                         ===============   ===============
Receivables: investments sold                                      459
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        38,240
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        38,240            27,058   $          1.41
Band 100                                                             0                 0              1.45
Band 75                                                              0                 0              1.48
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $        38,240            27,058
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,145)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,145)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (17,839)
Realized gain distributions                                                                         13,845
Net change in unrealized appreciation (depreciation)                                                 7,035
                                                                                           ---------------
Net gain (loss)                                                                                      3,041
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,896
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,145)   $             (3,249)
Net realized gain (loss)                                                     (17,839)                 (5,323)
Realized gain distributions                                                   13,845                  34,063
Net change in unrealized appreciation (depreciation)                           7,035                 (32,898)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                              1,896                  (7,407)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,912                  44,371
Cost of units redeemed                                                      (115,062)               (255,215)
Account charges                                                                   (4)                    (34)
                                                                --------------------    --------------------
Increase (decrease)                                                         (100,154)               (210,878)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (98,258)               (218,285)
Net assets, beginning                                                        136,498                 354,783
                                                                --------------------    --------------------
Net assets, ending                                              $             38,240    $            136,498
                                                                ====================    ====================

Units sold                                                                    10,028                  30,277
Units redeemed                                                               (74,776)               (172,406)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (64,748)               (142,129)
Units outstanding, beginning                                                  91,806                 233,935
                                                                --------------------    --------------------
Units outstanding, ending                                                     27,058                  91,806
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          1,319,075
Cost of units redeemed/account charges                                                            (1,537,604)
Net investment income (loss)                                                                         (39,283)
Net realized gain (loss)                                                                             112,655
Realized gain distributions                                                                          198,963
Net change in unrealized appreciation (depreciation)                                                 (15,566)
                                                                                        --------------------
Net assets                                                                              $             38,240
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                27   $            38              1.25%              -4.9%
12/31/2014                        1.49                92               136              1.25%              -2.0%
12/31/2013                        1.52               234               355              1.25%              31.9%
12/31/2012                        1.15               494               568              1.25%              10.5%
12/31/2011                        1.04               506               527              1.25%              -4.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              1.00%              -4.7%
12/31/2014                        1.52                 0                 0              1.00%              -1.7%
12/31/2013                        1.54                 0                 0              1.00%              32.2%
12/31/2012                        1.17                 0                 0              1.00%              10.7%
12/31/2011                        1.05                 0                 0              1.00%              -4.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.75%              -4.5%
12/31/2014                        1.55                 0                 0              0.75%              -1.5%
12/31/2013                        1.57                 0                 0              0.75%              32.5%
12/31/2012                        1.19                 0                 0              0.75%              11.0%
12/31/2011                        1.07                 0                 0              0.75%              -4.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%              -4.2%
12/31/2014                        1.58                 0                 0              0.50%              -1.2%
12/31/2013                        1.60                 0                 0              0.50%              32.9%
12/31/2012                        1.20                 0                 0              0.50%              11.3%
12/31/2011                        1.08                 0                 0              0.50%              -3.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%              -4.0%
12/31/2014                        1.61                 0                 0              0.25%              -1.0%
12/31/2013                        1.63                 0                 0              0.25%              33.2%
12/31/2012                        1.22                 0                 0              0.25%              11.6%
12/31/2011                        1.10                 0                 0              0.25%              -3.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              -3.7%
12/31/2014                        1.65                 0                 0              0.00%              -0.7%
12/31/2013                        1.66                 0                 0              0.00%              33.5%
12/31/2012                        1.24                 0                 0              0.00%              11.8%
12/31/2011                        1.11                 0                 0              0.00%              -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2025 FUND A CLASS - 01880B868

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,624   $         2,805               166
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $         2,619
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,619             2,434   $          1.08
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $         2,619             2,434
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            80
Mortality & expense charges                                                                            (43)
                                                                                           ---------------
Net investment income (loss)                                                                            37
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (90)
Realized gain distributions                                                                              3
Net change in unrealized appreciation (depreciation)                                                   (39)
                                                                                           ---------------
Net gain (loss)                                                                                       (126)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (89)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 37   $                 74
Net realized gain (loss)                                                         (90)                     0
Realized gain distributions                                                        3                      0
Net change in unrealized appreciation (depreciation)                             (39)                  (142)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (89)                   (68)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,985                  3,199
Cost of units redeemed                                                        (2,373)                     0
Account charges                                                                  (20)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                             (408)                 3,184
                                                                --------------------   --------------------
Net increase (decrease)                                                         (497)                 3,116
Net assets, beginning                                                          3,116                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              2,619   $              3,116
                                                                ====================   ====================

Units sold                                                                     1,768                  2,826
Units redeemed                                                                (2,147)                   (13)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (379)                 2,813
Units outstanding, beginning                                                   2,813                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,434                  2,813
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             78,138
Cost of units redeemed/account charges                                                              (75,689)
Net investment income (loss)                                                                             87
Net realized gain (loss)                                                                                261
Realized gain distributions                                                                               3
Net change in unrealized appreciation (depreciation)                                                   (181)
                                                                                       --------------------
Net assets                                                                             $              2,619
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 2   $             3              1.25%              -2.9%
12/31/2014                        1.11                 3                 3              1.25%               0.4%
12/31/2013                        1.10                 0                 0              1.25%               3.5%
12/31/2012                        1.07                 0                 0              1.25%               6.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              -2.6%
12/31/2014                        1.12                 0                 0              1.00%               0.7%
12/31/2013                        1.11                 0                 0              1.00%               3.7%
12/31/2012                        1.07                 0                 0              1.00%               6.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -2.4%
12/31/2014                        1.12                 0                 0              0.75%               0.9%
12/31/2013                        1.11                 0                 0              0.75%               4.0%
12/31/2012                        1.07                 0                 0              0.75%               7.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%              -2.1%
12/31/2014                        1.13                 0                 0              0.50%               1.2%
12/31/2013                        1.12                 0                 0              0.50%               4.2%
12/31/2012                        1.07                 0                 0              0.50%               7.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -1.9%
12/31/2014                        1.14                 0                 0              0.25%               1.4%
12/31/2013                        1.12                 0                 0              0.25%               4.5%
12/31/2012                        1.07                 0                 0              0.25%               7.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%              -1.7%
12/31/2014                        1.14                 0                 0              0.00%               1.7%
12/31/2013                        1.13                 0                 0              0.00%               4.8%
12/31/2012                        1.07                 0                 0              0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.8%
                2014               5.6%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       ALLIANZGI NFJ DIVIDEND VALUE FUND ADMINISTRATIVE CLASS - 018918235

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,659,463   $     1,552,597           107,554
                                                                         ===============   ===============
Receivables: investments sold                                    3,326
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,662,789
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,662,789         1,378,887   $          1.21
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.26
Band 50                                                              0                 0              1.29
Band 25                                                              0                 0              1.32
Band 0                                                               0                 0              1.35
                                                       ---------------   ---------------
 Total                                                 $     1,662,789         1,378,887
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        36,346
Mortality & expense charges                                                                        (18,689)
                                                                                           ---------------
Net investment income (loss)                                                                        17,657
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            83,667
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (264,342)
                                                                                           ---------------
Net gain (loss)                                                                                   (180,675)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (163,018)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,657   $              8,073
Net realized gain (loss)                                                      83,667                 57,175
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (264,342)                41,314
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (163,018)               106,562
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     756,719                225,419
Cost of units redeemed                                                      (322,722)              (169,520)
Account charges                                                                  (34)                   (24)
                                                                --------------------   --------------------
Increase (decrease)                                                          433,963                 55,875
                                                                --------------------   --------------------
Net increase (decrease)                                                      270,945                162,437
Net assets, beginning                                                      1,391,844              1,229,407
                                                                --------------------   --------------------
Net assets, ending                                              $          1,662,789   $          1,391,844
                                                                ====================   ====================

Units sold                                                                   588,181                183,327
Units redeemed                                                              (251,390)              (139,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                      336,791                 44,214
Units outstanding, beginning                                               1,042,096                997,882
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,378,887              1,042,096
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,280,694
Cost of units redeemed/account charges                                                           (3,951,898)
Net investment income (loss)                                                                        166,924
Net realized gain (loss)                                                                            (32,772)
Realized gain distributions                                                                          92,975
Net change in unrealized appreciation (depreciation)                                                106,866
                                                                                       --------------------
Net assets                                                                             $          1,662,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.21             1,379   $         1,663              1.25%              -9.7%
12/31/2014                        1.34             1,042             1,392              1.25%               8.4%
12/31/2013                        1.23               998             1,229              1.25%              27.2%
12/31/2012                        0.97             1,054             1,021              1.25%              12.6%
12/31/2011                        0.86             1,568             1,349              1.25%               2.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%              -9.5%
12/31/2014                        1.36                 0                 0              1.00%               8.7%
12/31/2013                        1.25                 0                 0              1.00%              27.5%
12/31/2012                        0.98                 0                 0              1.00%              12.9%
12/31/2011                        0.87                 0                 0              1.00%               2.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.75%              -9.3%
12/31/2014                        1.39                 0                 0              0.75%               9.0%
12/31/2013                        1.28                 0                 0              0.75%              27.8%
12/31/2012                        1.00                 0                 0              0.75%              13.2%
12/31/2011                        0.88                 0                 0              0.75%               2.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.50%              -9.0%
12/31/2014                        1.42                 0                 0              0.50%               9.2%
12/31/2013                        1.30                 0                 0              0.50%              28.1%
12/31/2012                        1.01                 0                 0              0.50%              13.4%
12/31/2011                        0.89                 0                 0              0.50%               2.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%              -8.8%
12/31/2014                        1.45                 0                 0              0.25%               9.5%
12/31/2013                        1.32                 0                 0              0.25%              28.5%
12/31/2012                        1.03                 0                 0              0.25%              13.7%
12/31/2011                        0.91                 0                 0              0.25%               3.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.00%              -8.6%
12/31/2014                        1.48                 0                 0              0.00%               9.8%
12/31/2013                        1.35                 0                 0              0.00%              28.8%
12/31/2012                        1.05                 0                 0              0.00%              14.0%
12/31/2011                        0.92                 0                 0              0.00%               3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               1.8%
                2013               2.4%
                2012               2.7%
                2011               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2030 FUND ADMINISTRATIVE CLASS - 01900A429

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       323,376   $       344,137            17,081
                                                                         ===============   ===============
Receivables: investments sold                                      150
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       323,526
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       323,526           291,733   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.13
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $       323,526           291,733
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,593
Mortality & expense charges                                                                         (3,493)
                                                                                           ---------------
Net investment income (loss)                                                                         6,100
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,649)
Realized gain distributions                                                                            531
Net change in unrealized appreciation (depreciation)                                               (17,213)
                                                                                           ---------------
Net gain (loss)                                                                                    (19,331)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,231)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,100   $              4,398
Net realized gain (loss)                                                      (2,649)                 1,590
Realized gain distributions                                                      531                  2,393
Net change in unrealized appreciation (depreciation)                         (17,213)                (8,378)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,231)                     3
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     364,710                 52,758
Cost of units redeemed                                                      (238,091)               (24,110)
Account charges                                                                 (686)                  (200)
                                                                --------------------   --------------------
Increase (decrease)                                                          125,933                 28,448
                                                                --------------------   --------------------
Net increase (decrease)                                                      112,702                 28,451
Net assets, beginning                                                        210,824                182,373
                                                                --------------------   --------------------
Net assets, ending                                              $            323,526   $            210,824
                                                                ====================   ====================

Units sold                                                                   368,089                 47,565
Units redeemed                                                              (260,319)               (22,948)
                                                                --------------------   --------------------
Net increase (decrease)                                                      107,770                 24,617
Units outstanding, beginning                                                 183,963                159,346
                                                                --------------------   --------------------
Units outstanding, ending                                                    291,733                183,963
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            634,723
Cost of units redeemed/account charges                                                             (305,254)
Net investment income (loss)                                                                         12,417
Net realized gain (loss)                                                                               (534)
Realized gain distributions                                                                           2,935
Net change in unrealized appreciation (depreciation)                                                (20,761)
                                                                                       --------------------
Net assets                                                                             $            323,526
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11               292   $           324              1.25%              -3.2%
12/31/2014                        1.15               184               211              1.25%               0.1%
12/31/2013                        1.14               159               182              1.25%               6.3%
12/31/2012                        1.08                 0                 0              1.25%               7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%              -3.0%
12/31/2014                        1.15                 0                 0              1.00%               0.4%
12/31/2013                        1.15                 0                 0              1.00%               6.6%
12/31/2012                        1.08                 0                 0              1.00%               7.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%              -2.7%
12/31/2014                        1.16                 0                 0              0.75%               0.6%
12/31/2013                        1.15                 0                 0              0.75%               6.9%
12/31/2012                        1.08                 0                 0              0.75%               8.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%              -2.5%
12/31/2014                        1.17                 0                 0              0.50%               0.9%
12/31/2013                        1.16                 0                 0              0.50%               7.1%
12/31/2012                        1.08                 0                 0              0.50%               8.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%              -2.3%
12/31/2014                        1.18                 0                 0              0.25%               1.1%
12/31/2013                        1.16                 0                 0              0.25%               7.4%
12/31/2012                        1.08                 0                 0              0.25%               8.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%              -2.0%
12/31/2014                        1.18                 0                 0              0.00%               1.4%
12/31/2013                        1.17                 0                 0              0.00%               7.7%
12/31/2012                        1.08                 0                 0              0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.6%
                2014               3.5%
                2013               4.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2030 FUND A CLASS - 01900A486

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,092   $        37,071             1,819
                                                                         ===============   ===============
Receivables: investments sold                                       20
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        34,112
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        34,112            30,834   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.13
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $        34,112            30,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           941
Mortality & expense charges                                                                           (356)
                                                                                           ---------------
Net investment income (loss)                                                                           585
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (14)
Realized gain distributions                                                                             53
Net change in unrealized appreciation (depreciation)                                                (1,884)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,845)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,260)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                585   $                488
Net realized gain (loss)                                                         (14)                     1
Realized gain distributions                                                       53                    198
Net change in unrealized appreciation (depreciation)                          (1,884)                (1,095)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,260)                  (408)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,225                 17,555
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           18,225                 17,555
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,965                 17,147
Net assets, beginning                                                         17,147                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             34,112   $             17,147
                                                                ====================   ====================

Units sold                                                                    15,868                 14,982
Units redeemed                                                                   (16)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,852                 14,982
Units outstanding, beginning                                                  14,982                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     30,834                 14,982
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             35,780
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                          1,073
Net realized gain (loss)                                                                                (13)
Realized gain distributions                                                                             251
Net change in unrealized appreciation (depreciation)                                                 (2,979)
                                                                                       --------------------
Net assets                                                                             $             34,112
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                31   $            34              1.25%              -3.3%
12/31/2014                        1.14                15                17              1.25%               0.1%
12/31/2013                        1.14                 0                 0              1.25%               6.2%
12/31/2012                        1.08                 0                 0              1.25%               7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%              -3.1%
12/31/2014                        1.15                 0                 0              1.00%               0.4%
12/31/2013                        1.15                 0                 0              1.00%               6.5%
12/31/2012                        1.08                 0                 0              1.00%               7.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%              -2.9%
12/31/2014                        1.16                 0                 0              0.75%               0.6%
12/31/2013                        1.15                 0                 0              0.75%               6.8%
12/31/2012                        1.08                 0                 0              0.75%               7.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%              -2.6%
12/31/2014                        1.17                 0                 0              0.50%               0.9%
12/31/2013                        1.16                 0                 0              0.50%               7.0%
12/31/2012                        1.08                 0                 0              0.50%               8.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%              -2.4%
12/31/2014                        1.17                 0                 0              0.25%               1.1%
12/31/2013                        1.16                 0                 0              0.25%               7.3%
12/31/2012                        1.08                 0                 0              0.25%               8.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%              -2.1%
12/31/2014                        1.18                 0                 0              0.00%               1.4%
12/31/2013                        1.17                 0                 0              0.00%               7.6%
12/31/2012                        1.08                 0                 0              0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.7%
                2014               6.6%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2035 FUND ADMINISTRATIVE CLASS - 01880B769

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       101,894   $       107,287             6,141
                                                                         ===============   ===============
Receivables: investments sold                                       47
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       101,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       101,941            89,055   $          1.14
Band 100                                                             0                 0              1.16
Band 75                                                              0                 0              1.17
Band 50                                                              0                 0              1.18
Band 25                                                              0                 0              1.19
Band 0                                                               0                 0              1.20
                                                       ---------------   ---------------
 Total                                                 $       101,941            89,055
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,690
Mortality & expense charges                                                                         (2,222)
                                                                                           ---------------
Net investment income (loss)                                                                           468
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,817)
Realized gain distributions                                                                            218
Net change in unrealized appreciation (depreciation)                                                (1,194)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,793)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,325)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                468   $              5,383
Net realized gain (loss)                                                      (3,817)                   931
Realized gain distributions                                                      218                  1,929
Net change in unrealized appreciation (depreciation)                          (1,194)                (9,669)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,325)                (1,426)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     168,795                105,641
Cost of units redeemed                                                      (289,564)               (11,840)
Account charges                                                                 (366)                   (80)
                                                                --------------------   --------------------
Increase (decrease)                                                         (121,135)                93,721
                                                                --------------------   --------------------
Net increase (decrease)                                                     (125,460)                92,295
Net assets, beginning                                                        227,401                135,106
                                                                --------------------   --------------------
Net assets, ending                                              $            101,941   $            227,401
                                                                ====================   ====================

Units sold                                                                   202,643                 91,025
Units redeemed                                                              (305,736)               (13,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (103,093)                77,874
Units outstanding, beginning                                                 192,148                114,274
                                                                --------------------   --------------------
Units outstanding, ending                                                     89,055                192,148
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            460,363
Cost of units redeemed/account charges                                                             (360,789)
Net investment income (loss)                                                                          7,088
Net realized gain (loss)                                                                             (1,488)
Realized gain distributions                                                                           2,160
Net change in unrealized appreciation (depreciation)                                                 (5,393)
                                                                                       --------------------
Net assets                                                                             $            101,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                89   $           102              1.25%              -3.3%
12/31/2014                        1.18               192               227              1.25%               0.1%
12/31/2013                        1.18               114               135              1.25%               8.7%
12/31/2012                        1.09                 0                 0              1.25%               8.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              1.00%              -3.0%
12/31/2014                        1.19                 0                 0              1.00%               0.4%
12/31/2013                        1.19                 0                 0              1.00%               9.0%
12/31/2012                        1.09                 0                 0              1.00%               8.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.75%              -2.8%
12/31/2014                        1.20                 0                 0              0.75%               0.6%
12/31/2013                        1.19                 0                 0              0.75%               9.3%
12/31/2012                        1.09                 0                 0              0.75%               9.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.50%              -2.5%
12/31/2014                        1.21                 0                 0              0.50%               0.9%
12/31/2013                        1.20                 0                 0              0.50%               9.5%
12/31/2012                        1.09                 0                 0              0.50%               9.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.25%              -2.3%
12/31/2014                        1.21                 0                 0              0.25%               1.1%
12/31/2013                        1.20                 0                 0              0.25%               9.8%
12/31/2012                        1.09                 0                 0              0.25%               9.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.00%              -2.1%
12/31/2014                        1.22                 0                 0              0.00%               1.4%
12/31/2013                        1.21                 0                 0              0.00%              10.1%
12/31/2012                        1.10                 0                 0              0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               4.2%
                2013               4.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2035 FUND A CLASS - 01880B819 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.14
Band 100                                                             0                 0              1.15
Band 75                                                              0                 0              1.16
Band 50                                                              0                 0              1.17
Band 25                                                              0                 0              1.18
Band 0                                                               0                 0              1.19
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.25%              -3.3%
12/31/2014                        1.18                 0                 0              1.25%               0.0%
12/31/2013                        1.18                 0                 0              1.25%               8.6%
12/31/2012                        1.09                 0                 0              1.25%               8.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              1.00%              -3.1%
12/31/2014                        1.19                 0                 0              1.00%               0.3%
12/31/2013                        1.19                 0                 0              1.00%               8.9%
12/31/2012                        1.09                 0                 0              1.00%               8.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.75%              -2.8%
12/31/2014                        1.20                 0                 0              0.75%               0.5%
12/31/2013                        1.19                 0                 0              0.75%               9.2%
12/31/2012                        1.09                 0                 0              0.75%               9.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.50%              -2.6%
12/31/2014                        1.20                 0                 0              0.50%               0.8%
12/31/2013                        1.20                 0                 0              0.50%               9.4%
12/31/2012                        1.09                 0                 0              0.50%               9.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.25%              -2.3%
12/31/2014                        1.21                 0                 0              0.25%               1.0%
12/31/2013                        1.20                 0                 0              0.25%               9.7%
12/31/2012                        1.09                 0                 0              0.25%               9.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.00%              -2.1%
12/31/2014                        1.22                 0                 0              0.00%               1.3%
12/31/2013                        1.20                 0                 0              0.00%              10.0%
12/31/2012                        1.10                 0                 0              0.00%               9.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2040 FUND ADMINISTRATIVE CLASS - 01900A346

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       244,601   $       260,773            12,679
                                                                         ===============   ===============
Receivables: investments sold                                      113
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       244,714
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       244,714           208,981   $          1.17
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.19
Band 50                                                              0                 0              1.20
Band 25                                                              0                 0              1.21
Band 0                                                               0                 0              1.22
                                                       ---------------   ---------------
 Total                                                 $       244,714           208,981
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,564
Mortality & expense charges                                                                         (2,958)
                                                                                           ---------------
Net investment income (loss)                                                                         2,606
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (987)
Realized gain distributions                                                                          1,086
Net change in unrealized appreciation (depreciation)                                               (13,381)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,282)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,676)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,606   $              5,116
Net realized gain (loss)                                                        (987)                 3,827
Realized gain distributions                                                    1,086                  4,998
Net change in unrealized appreciation (depreciation)                         (13,381)               (14,865)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,676)                  (924)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     281,691                 42,881
Cost of units redeemed                                                      (227,992)               (62,338)
Account charges                                                                 (775)                  (120)
                                                                --------------------   --------------------
Increase (decrease)                                                           52,924                (19,577)
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,248                (20,501)
Net assets, beginning                                                        202,466                222,967
                                                                --------------------   --------------------
Net assets, ending                                              $            244,714   $            202,466
                                                                ====================   ====================

Units sold                                                                   267,244                 39,097
Units redeemed                                                              (225,738)               (56,152)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,506                (17,055)
Units outstanding, beginning                                                 167,475                184,530
                                                                --------------------   --------------------
Units outstanding, ending                                                    208,981                167,475
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            604,522
Cost of units redeemed/account charges                                                             (364,770)
Net investment income (loss)                                                                         10,279
Net realized gain (loss)                                                                              4,765
Realized gain distributions                                                                           6,090
Net change in unrealized appreciation (depreciation)                                                (16,172)
                                                                                       --------------------
Net assets                                                                             $            244,714
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17               209   $           245              1.25%             -3.1%
12/31/2014                        1.21               167               202              1.25%              0.1%
12/31/2013                        1.21               185               223              1.25%             10.8%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             -2.9%
12/31/2014                        1.22                 0                 0              1.00%              0.3%
12/31/2013                        1.21                 0                 0              1.00%             11.1%
12/31/2012                        1.09                 0                 0              1.00%              9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.75%             -2.7%
12/31/2014                        1.22                 0                 0              0.75%              0.6%
12/31/2013                        1.22                 0                 0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.50%             -2.4%
12/31/2014                        1.23                 0                 0              0.50%              0.8%
12/31/2013                        1.22                 0                 0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.25%             -2.2%
12/31/2014                        1.24                 0                 0              0.25%              1.1%
12/31/2013                        1.23                 0                 0              0.25%             11.9%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.00%             -1.9%
12/31/2014                        1.25                 0                 0              0.00%              1.3%
12/31/2013                        1.23                 0                 0              0.00%             12.2%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.5%
                2014               3.7%
                2013               4.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2040 FUND A CLASS - 01900A411

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         5,104   $         5,448               272
                                                                         ===============   ===============
Receivables: investments sold                                      138
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         5,242
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         5,242             4,481   $          1.17
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.19
Band 50                                                              0                 0              1.20
Band 25                                                              0                 0              1.21
Band 0                                                               0                 0              1.22
                                                       ---------------   ---------------
 Total                                                 $         5,242             4,481
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            99
Mortality & expense charges                                                                            (38)
                                                                                           ---------------
Net investment income (loss)                                                                            61
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                             16
Net change in unrealized appreciation (depreciation)                                                  (224)
                                                                                           ---------------
Net gain (loss)                                                                                       (211)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (150)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 61   $                 50
Net realized gain (loss)                                                          (3)                     0
Realized gain distributions                                                       16                     34
Net change in unrealized appreciation (depreciation)                            (224)                  (120)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (150)                   (36)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       4,001                  1,427
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            4,001                  1,427
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,851                  1,391
Net assets, beginning                                                          1,391                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              5,242   $              1,391
                                                                ====================   ====================

Units sold                                                                     3,329                  1,152
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,329                  1,152
Units outstanding, beginning                                                   1,152                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,481                  1,152
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              5,428
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            111
Net realized gain (loss)                                                                                 (3)
Realized gain distributions                                                                              50
Net change in unrealized appreciation (depreciation)                                                   (344)
                                                                                       --------------------
Net assets                                                                             $              5,242
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 4   $             5              1.25%             -3.1%
12/31/2014                        1.21                 1                 1              1.25%              0.0%
12/31/2013                        1.21                 0                 0              1.25%             10.7%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             -2.9%
12/31/2014                        1.22                 0                 0              1.00%              0.2%
12/31/2013                        1.21                 0                 0              1.00%             11.0%
12/31/2012                        1.09                 0                 0              1.00%              9.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.75%             -2.6%
12/31/2014                        1.22                 0                 0              0.75%              0.5%
12/31/2013                        1.22                 0                 0              0.75%             11.3%
12/31/2012                        1.09                 0                 0              0.75%              9.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.50%             -2.4%
12/31/2014                        1.23                 0                 0              0.50%              0.7%
12/31/2013                        1.22                 0                 0              0.50%             11.6%
12/31/2012                        1.10                 0                 0              0.50%              9.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.25%             -2.1%
12/31/2014                        1.24                 0                 0              0.25%              1.0%
12/31/2013                        1.23                 0                 0              0.25%             11.8%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.00%             -1.9%
12/31/2014                        1.25                 0                 0              0.00%              1.2%
12/31/2013                        1.23                 0                 0              0.00%             12.1%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%
                2014               7.8%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2045 FUND ADMINISTRATIVE CLASS - 01880B710

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       204,539   $       215,174            12,087
                                                                         ===============   ===============
Receivables: investments sold                                       95
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       204,634
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       204,634           171,909   $          1.19
Band 100                                                             0                 0              1.20
Band 75                                                              0                 0              1.21
Band 50                                                              0                 0              1.22
Band 25                                                              0                 0              1.23
Band 0                                                               0                 0              1.25
                                                       ---------------   ---------------
 Total                                                 $       204,634           171,909
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,516
Mortality & expense charges                                                                         (2,374)
                                                                                           ---------------
Net investment income (loss)                                                                         2,142
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,174)
Realized gain distributions                                                                          1,423
Net change in unrealized appreciation (depreciation)                                               (11,034)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,785)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,643)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,142   $              3,668
Net realized gain (loss)                                                      (3,174)                 3,153
Realized gain distributions                                                    1,423                  2,058
Net change in unrealized appreciation (depreciation)                         (11,034)                (8,443)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,643)                   436
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     259,553                 34,108
Cost of units redeemed                                                      (186,180)               (31,794)
Account charges                                                                 (889)                  (240)
                                                                --------------------   --------------------
Increase (decrease)                                                           72,484                  2,074
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,841                  2,510
Net assets, beginning                                                        142,793                140,283
                                                                --------------------   --------------------
Net assets, ending                                              $            204,634   $            142,793
                                                                ====================   ====================

Units sold                                                                   348,467                 29,714
Units redeemed                                                              (292,661)               (27,697)
                                                                --------------------   --------------------
Net increase (decrease)                                                       55,806                  2,017
Units outstanding, beginning                                                 116,103                114,086
                                                                --------------------   --------------------
Units outstanding, ending                                                    171,909                116,103
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            495,815
Cost of units redeemed/account charges                                                             (295,258)
Net investment income (loss)                                                                          7,087
Net realized gain (loss)                                                                              4,111
Realized gain distributions                                                                           3,514
Net change in unrealized appreciation (depreciation)                                                (10,635)
                                                                                       --------------------
Net assets                                                                             $            204,634
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19               172   $           205              1.25%             -3.2%
12/31/2014                        1.23               116               143              1.25%              0.0%
12/31/2013                        1.23               114               140              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              1.00%             -3.0%
12/31/2014                        1.24                 0                 0              1.00%              0.3%
12/31/2013                        1.23                 0                 0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.75%             -2.7%
12/31/2014                        1.25                 0                 0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.50%             -2.5%
12/31/2014                        1.25                 0                 0              0.50%              0.8%
12/31/2013                        1.24                 0                 0              0.50%             13.0%
12/31/2012                        1.10                 0                 0              0.50%             10.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.25%             -2.2%
12/31/2014                        1.26                 0                 0              0.25%              1.0%
12/31/2013                        1.25                 0                 0              0.25%             13.3%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.00%             -2.0%
12/31/2014                        1.27                 0                 0              0.00%              1.3%
12/31/2013                        1.25                 0                 0              0.00%             13.6%
12/31/2012                        1.10                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               3.9%
                2013               4.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2045 FUND A CLASS - 01880B751

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,894   $         2,088               111
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $         1,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,889             1,589   $          1.19
Band 100                                                             0                 0              1.20
Band 75                                                              0                 0              1.21
Band 50                                                              0                 0              1.22
Band 25                                                              0                 0              1.23
Band 0                                                               0                 0              1.24
                                                       ---------------   ---------------
 Total                                                 $         1,889             1,589
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            37
Mortality & expense charges                                                                            (21)
                                                                                           ---------------
Net investment income (loss)                                                                            16
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (2)
Realized gain distributions                                                                             13
Net change in unrealized appreciation (depreciation)                                                  (112)
                                                                                           ---------------
Net gain (loss)                                                                                       (101)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (85)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 16   $                 37
Net realized gain (loss)                                                          (2)                     0
Realized gain distributions                                                       13                     15
Net change in unrealized appreciation (depreciation)                            (112)                   (82)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (85)                   (30)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         841                  1,198
Cost of units redeemed                                                             0                      0
Account charges                                                                  (20)                   (15)
                                                                --------------------   --------------------
Increase (decrease)                                                              821                  1,183
                                                                --------------------   --------------------
Net increase (decrease)                                                          736                  1,153
Net assets, beginning                                                          1,153                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              1,889   $              1,153
                                                                ====================   ====================

Units sold                                                                       667                    949
Units redeemed                                                                   (16)                   (11)
                                                                --------------------   --------------------
Net increase (decrease)                                                          651                    938
Units outstanding, beginning                                                     938                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,589                    938
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              2,039
Cost of units redeemed/account charges                                                                  (35)
Net investment income (loss)                                                                             53
Net realized gain (loss)                                                                                 (2)
Realized gain distributions                                                                              28
Net change in unrealized appreciation (depreciation)                                                   (194)
                                                                                       --------------------
Net assets                                                                             $              1,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 2   $             2              1.25%             -3.3%
12/31/2014                        1.23                 1                 1              1.25%              0.0%
12/31/2013                        1.23                 0                 0              1.25%             12.1%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              1.00%             -3.0%
12/31/2014                        1.24                 0                 0              1.00%              0.3%
12/31/2013                        1.23                 0                 0              1.00%             12.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.75%             -2.8%
12/31/2014                        1.25                 0                 0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%             12.7%
12/31/2012                        1.10                 0                 0              0.75%             10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.50%             -2.6%
12/31/2014                        1.25                 0                 0              0.50%              0.8%
12/31/2013                        1.24                 0                 0              0.50%             12.9%
12/31/2012                        1.10                 0                 0              0.50%             10.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.25%             -2.3%
12/31/2014                        1.26                 0                 0              0.25%              1.0%
12/31/2013                        1.25                 0                 0              0.25%             13.2%
12/31/2012                        1.10                 0                 0              0.25%             10.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.00%             -2.1%
12/31/2014                        1.27                 0                 0              0.00%              1.3%
12/31/2013                        1.25                 0                 0              0.00%             13.5%
12/31/2012                        1.11                 0                 0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               7.3%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2050 FUND ADMINISTRATIVE CLASS - 01900A262

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       183,236   $       194,511             9,709
                                                                         ===============   ===============
Receivables: investments sold                                       85
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       183,321
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       183,321           153,189   $          1.20
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.24
Band 0                                                               0                 0              1.25
                                                       ---------------   ---------------
 Total                                                 $       183,321           153,189
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,967
Mortality & expense charges                                                                         (1,624)
                                                                                           ---------------
Net investment income (loss)                                                                         1,343
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,115)
Realized gain distributions                                                                          4,481
Net change in unrealized appreciation (depreciation)                                                (9,752)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,386)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,043)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,343   $              1,159
Net realized gain (loss)                                                      (9,115)                   536
Realized gain distributions                                                    4,481                  1,401
Net change in unrealized appreciation (depreciation)                          (9,752)                (3,484)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,043)                  (388)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     271,289                 15,064
Cost of units redeemed                                                      (115,560)                (7,386)
Account charges                                                               (1,042)                  (200)
                                                                --------------------   --------------------
Increase (decrease)                                                          154,687                  7,478
                                                                --------------------   --------------------
Net increase (decrease)                                                      141,644                  7,090
Net assets, beginning                                                         41,677                 34,587
                                                                --------------------   --------------------
Net assets, ending                                              $            183,321   $             41,677
                                                                ====================   ====================

Units sold                                                                   350,888                 12,578
Units redeemed                                                              (231,317)                (6,814)
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,571                  5,764
Units outstanding, beginning                                                  33,618                 27,854
                                                                --------------------   --------------------
Units outstanding, ending                                                    153,189                 33,618
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            320,434
Cost of units redeemed/account charges                                                             (126,294)
Net investment income (loss)                                                                          3,059
Net realized gain (loss)                                                                             (8,486)
Realized gain distributions                                                                           5,883
Net change in unrealized appreciation (depreciation)                                                (11,275)
                                                                                       --------------------
Net assets                                                                             $            183,321
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20               153   $           183              1.25%             -3.5%
12/31/2014                        1.24                34                42              1.25%             -0.2%
12/31/2013                        1.24                28                35              1.25%             13.1%
12/31/2012                        1.10                 0                 0              1.25%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%             -3.2%
12/31/2014                        1.25                 0                 0              1.00%              0.1%
12/31/2013                        1.25                 0                 0              1.00%             13.4%
12/31/2012                        1.10                 0                 0              1.00%              9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%             -3.0%
12/31/2014                        1.26                 0                 0              0.75%              0.3%
12/31/2013                        1.25                 0                 0              0.75%             13.7%
12/31/2012                        1.10                 0                 0              0.75%             10.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%             -2.7%
12/31/2014                        1.26                 0                 0              0.50%              0.6%
12/31/2013                        1.26                 0                 0              0.50%             14.0%
12/31/2012                        1.10                 0                 0              0.50%             10.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.25%             -2.5%
12/31/2014                        1.27                 0                 0              0.25%              0.8%
12/31/2013                        1.26                 0                 0              0.25%             14.3%
12/31/2012                        1.10                 0                 0              0.25%             10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.00%             -2.3%
12/31/2014                        1.28                 0                 0              0.00%              1.1%
12/31/2013                        1.27                 0                 0              0.00%             14.5%
12/31/2012                        1.11                 0                 0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               4.3%
                2013               5.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2050 FUND A CLASS - 01900A338

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,265   $         1,399                68
                                                                         ===============   ===============
Receivables: investments sold                                       22
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         1,287
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,287             1,076   $          1.20
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.24
Band 0                                                               0                 0              1.25
                                                       ---------------   ---------------
 Total                                                 $         1,287             1,076
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            15
Mortality & expense charges                                                                            (12)
                                                                                           ---------------
Net investment income (loss)                                                                             3
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             28
Net change in unrealized appreciation (depreciation)                                                   (78)
                                                                                           ---------------
Net gain (loss)                                                                                        (50)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (47)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  3   $                 24
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       28                     22
Net change in unrealized appreciation (depreciation)                             (78)                   (57)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (47)                   (11)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         624                    564
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                              624                    564
                                                                --------------------   --------------------
Net increase (decrease)                                                          577                    553
Net assets, beginning                                                            710                    157
                                                                --------------------   --------------------
Net assets, ending                                              $              1,287   $                710
                                                                ====================   ====================

Units sold                                                                       503                    447
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          503                    447
Units outstanding, beginning                                                     573                    126
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,076                    573
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              1,340
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                             31
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              50
Net change in unrealized appreciation (depreciation)                                                   (134)
                                                                                       --------------------
Net assets                                                                             $              1,287
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.20                 1   $             1              1.25%              -3.5%
12/31/2014                        1.24                 1                 1              1.25%              -0.2%
12/31/2013                        1.24                 0                 0              1.25%              13.0%
12/31/2012                        1.10                 0                 0              1.25%               9.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%              -3.3%
12/31/2014                        1.25                 0                 0              1.00%               0.1%
12/31/2013                        1.25                 0                 0              1.00%              13.3%
12/31/2012                        1.10                 0                 0              1.00%              10.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%              -3.0%
12/31/2014                        1.26                 0                 0              0.75%               0.3%
12/31/2013                        1.25                 0                 0              0.75%              13.5%
12/31/2012                        1.10                 0                 0              0.75%              10.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%              -2.8%
12/31/2014                        1.26                 0                 0              0.50%               0.6%
12/31/2013                        1.26                 0                 0              0.50%              13.8%
12/31/2012                        1.10                 0                 0              0.50%              10.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.25%              -2.5%
12/31/2014                        1.27                 0                 0              0.25%               0.8%
12/31/2013                        1.26                 0                 0              0.25%              14.1%
12/31/2012                        1.11                 0                 0              0.25%              10.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.00%              -2.3%
12/31/2014                        1.28                 0                 0              0.00%               1.1%
12/31/2013                        1.27                 0                 0              0.00%              14.4%
12/31/2012                        1.11                 0                 0              0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               6.5%
                2013               5.1%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2055 FUND ADMINISTRATIVE CLASS - 01880B652

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        72,390   $        75,911             4,484
                                                                         ===============   ===============
Receivables: investments sold                                       33
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        72,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        72,423            60,235   $          1.20
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.24
Band 25                                                              0                 0              1.25
Band 0                                                               0                 0              1.26
                                                       ---------------   ---------------
 Total                                                 $        72,423            60,235
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,351
Mortality & expense charges                                                                           (534)
                                                                                           ---------------
Net investment income (loss)                                                                           817
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,164)
Realized gain distributions                                                                          1,480
Net change in unrealized appreciation (depreciation)                                                (2,800)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,484)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,667)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                817   $                333
Net realized gain (loss)                                                      (3,164)                    73
Realized gain distributions                                                    1,480                    264
Net change in unrealized appreciation (depreciation)                          (2,800)                  (733)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,667)                   (63)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      90,634                  9,848
Cost of units redeemed                                                       (24,424)                (1,279)
Account charges                                                                 (345)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           65,865                  8,569
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,198                  8,506
Net assets, beginning                                                         10,225                  1,719
                                                                --------------------   --------------------
Net assets, ending                                              $             72,423   $             10,225
                                                                ====================   ====================

Units sold                                                                   125,931                  8,214
Units redeemed                                                               (73,917)                (1,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,014                  6,839
Units outstanding, beginning                                                   8,221                  1,382
                                                                --------------------   --------------------
Units outstanding, ending                                                     60,235                  8,221
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            102,908
Cost of units redeemed/account charges                                                              (26,833)
Net investment income (loss)                                                                          1,182
Net realized gain (loss)                                                                             (3,061)
Realized gain distributions                                                                           1,748
Net change in unrealized appreciation (depreciation)                                                 (3,521)
                                                                                       --------------------
Net assets                                                                             $             72,423
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.20                60   $            72              1.25%              -3.3%
12/31/2014                        1.24                 8                10              1.25%               0.0%
12/31/2013                        1.24                 1                 2              1.25%              13.2%
12/31/2012                        1.10                 0                 0              1.25%               9.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%              -3.1%
12/31/2014                        1.25                 0                 0              1.00%               0.2%
12/31/2013                        1.25                 0                 0              1.00%              13.4%
12/31/2012                        1.10                 0                 0              1.00%              10.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%              -2.9%
12/31/2014                        1.26                 0                 0              0.75%               0.5%
12/31/2013                        1.25                 0                 0              0.75%              13.7%
12/31/2012                        1.10                 0                 0              0.75%              10.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.50%              -2.6%
12/31/2014                        1.27                 0                 0              0.50%               0.7%
12/31/2013                        1.26                 0                 0              0.50%              14.0%
12/31/2012                        1.10                 0                 0              0.50%              10.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.25%              -2.4%
12/31/2014                        1.28                 0                 0              0.25%               1.0%
12/31/2013                        1.26                 0                 0              0.25%              14.3%
12/31/2012                        1.11                 0                 0              0.25%              10.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.00%              -2.1%
12/31/2014                        1.28                 0                 0              0.00%               1.3%
12/31/2013                        1.27                 0                 0              0.00%              14.6%
12/31/2012                        1.11                 0                 0              0.00%              10.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%
                2014               6.9%
                2013               4.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ALLIANZGI RETIREMENT 2055 FUND A CLASS - 01880B694

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,257   $         1,310                84
                                                                         ===============   ===============
Receivables: investments sold                                       97
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         1,354
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,354             1,128   $          1.20
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.24
Band 0                                                               0                 0              1.26
                                                       ---------------   ---------------
 Total                                                 $         1,354             1,128
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            21
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                            18
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             17
Net change in unrealized appreciation (depreciation)                                                   (53)
                                                                                           ---------------
Net gain (loss)                                                                                        (36)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (18)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 18   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       17                      1
Net change in unrealized appreciation (depreciation)                             (53)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (18)                     1
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,372                    260
Cost of units redeemed                                                             0                   (216)
Account charges                                                                    0                    (45)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,372                     (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,354                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              1,354   $                  0
                                                                ====================   ====================

Units sold                                                                     1,128                    202
Units redeemed                                                                     0                   (202)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,128                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,128                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              1,632
Cost of units redeemed/account charges                                                                 (261)
Net investment income (loss)                                                                             18
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              18
Net change in unrealized appreciation (depreciation)                                                    (53)
                                                                                       --------------------
Net assets                                                                             $              1,354
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.20                 1   $             1              1.25%              -3.4%
12/31/2014                        1.24                 0                 0              1.25%               0.0%
12/31/2013                        1.24                 0                 0              1.25%              13.1%
12/31/2012                        1.10                 0                 0              1.25%               9.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%              -3.1%
12/31/2014                        1.25                 0                 0              1.00%               0.2%
12/31/2013                        1.25                 0                 0              1.00%              13.4%
12/31/2012                        1.10                 0                 0              1.00%              10.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%              -2.9%
12/31/2014                        1.26                 0                 0              0.75%               0.5%
12/31/2013                        1.25                 0                 0              0.75%              13.7%
12/31/2012                        1.10                 0                 0              0.75%              10.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%              -2.7%
12/31/2014                        1.27                 0                 0              0.50%               0.7%
12/31/2013                        1.26                 0                 0              0.50%              14.0%
12/31/2012                        1.10                 0                 0              0.50%              10.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.25%              -2.4%
12/31/2014                        1.27                 0                 0              0.25%               1.0%
12/31/2013                        1.26                 0                 0              0.25%              14.3%
12/31/2012                        1.10                 0                 0              0.25%              10.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.00%              -2.2%
12/31/2014                        1.28                 0                 0              0.00%               1.2%
12/31/2013                        1.27                 0                 0              0.00%              14.6%
12/31/2012                        1.11                 0                 0              0.00%              10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT INCOME FUND ADMINISTRATIVE CLASS - 01900A189

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.09
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           169
Mortality & expense charges                                                                           (124)
                                                                                           ---------------
Net investment income (loss)                                                                            45
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (880)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   765
                                                                                           ---------------
Net gain (loss)                                                                                       (115)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (70)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 45   $                368
Net realized gain (loss)                                                        (880)                     2
Realized gain distributions                                                        0                    422
Net change in unrealized appreciation (depreciation)                             765                   (764)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (70)                    28
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,408                  6,553
Cost of units redeemed                                                       (21,028)                    (8)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          (17,620)                 6,545
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,690)                 6,573
Net assets, beginning                                                         17,690                 11,117
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $             17,690
                                                                ====================   ====================

Units sold                                                                     3,123                  5,998
Units redeemed                                                               (19,482)                    (9)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,359)                 5,989
Units outstanding, beginning                                                  16,359                 10,370
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                 16,359
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             21,003
Cost of units redeemed/account charges                                                              (21,036)
Net investment income (loss)                                                                            488
Net realized gain (loss)                                                                               (879)
Realized gain distributions                                                                             424
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.25%              -3.0%
12/31/2014                        1.08                16                18              1.25%               0.9%
12/31/2013                        1.07                10                11              1.25%               1.5%
12/31/2012                        1.06                 0                 0              1.25%               5.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -2.8%
12/31/2014                        1.09                 0                 0              1.00%               1.1%
12/31/2013                        1.08                 0                 0              1.00%               1.8%
12/31/2012                        1.06                 0                 0              1.00%               5.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -2.5%
12/31/2014                        1.10                 0                 0              0.75%               1.4%
12/31/2013                        1.08                 0                 0              0.75%               2.0%
12/31/2012                        1.06                 0                 0              0.75%               5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%              -2.3%
12/31/2014                        1.10                 0                 0              0.50%               1.6%
12/31/2013                        1.08                 0                 0              0.50%               2.3%
12/31/2012                        1.06                 0                 0              0.50%               6.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.25%              -2.0%
12/31/2014                        1.11                 0                 0              0.25%               1.9%
12/31/2013                        1.09                 0                 0              0.25%               2.5%
12/31/2012                        1.06                 0                 0              0.25%               6.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%              -1.8%
12/31/2014                        1.12                 0                 0              0.00%               2.1%
12/31/2013                        1.09                 0                 0              0.00%               2.8%
12/31/2012                        1.06                 0                 0              0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               3.8%
                2013               3.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ DIVIDEND VALUE FUND R CLASS - 018918284

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,525,439   $     1,548,089           100,400
                                                                         ===============   ===============
Receivables: investments sold                                    5,667
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,531,106
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,208,302         1,035,110   $          1.17
Band 100                                                        67,274            56,322              1.19
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.25
Band 25                                                              0                 0              1.28
Band 0                                                         255,530           195,145              1.31
                                                       ---------------   ---------------
 Total                                                 $     1,531,106         1,286,577
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        61,696
Mortality & expense charges                                                                        (34,398)
                                                                                           ---------------
Net investment income (loss)                                                                        27,298
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           747,505
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (1,070,221)
                                                                                           ---------------
Net gain (loss)                                                                                   (322,716)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (295,418)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,298   $             13,264
Net realized gain (loss)                                                     747,505                737,459
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (1,070,221)              (489,658)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (295,418)               261,065
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     530,234                791,775
Cost of units redeemed                                                    (2,293,301)            (2,415,468)
Account charges                                                               (2,378)                (2,013)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,765,445)            (1,625,706)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,060,863)            (1,364,641)
Net assets, beginning                                                      3,591,969              4,956,610
                                                                --------------------   --------------------
Net assets, ending                                              $          1,531,106   $          3,591,969
                                                                ====================   ====================

Units sold                                                                   902,531                618,755
Units redeemed                                                            (2,362,151)            (1,979,370)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,459,620)            (1,360,615)
Units outstanding, beginning                                               2,746,197              4,106,812
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,286,577              2,746,197
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,947,586
Cost of units redeemed/account charges                                                          (11,518,480)
Net investment income (loss)                                                                        340,273
Net realized gain (loss)                                                                          1,638,951
Realized gain distributions                                                                         145,426
Net change in unrealized appreciation (depreciation)                                                (22,650)
                                                                                       --------------------
Net assets                                                                             $          1,531,106
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17             1,035   $         1,208              1.25%             -10.0%
12/31/2014                        1.30             2,493             3,234              1.25%               8.0%
12/31/2013                        1.20             3,904             4,690              1.25%              26.8%
12/31/2012                        0.95             4,706             4,460              1.25%              12.2%
12/31/2011                        0.84             5,034             4,251              1.25%               1.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.19                56   $            67              1.00%              -9.8%
12/31/2014                        1.32                54                72              1.00%               8.3%
12/31/2013                        1.22                 4                 5              1.00%              27.1%
12/31/2012                        0.96                 4                 4              1.00%              12.5%
12/31/2011                        0.86                 6                 5              1.00%               1.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%               -9.6%
12/31/2014                        1.35                 0                 0              0.75%                8.5%
12/31/2013                        1.25                 0                 0              0.75%               27.4%
12/31/2012                        0.98                 0                 0              0.75%               12.8%
12/31/2011                        0.87                 0                 0              0.75%                2.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.50%               -9.3%
12/31/2014                        1.38                 0                 0              0.50%                8.8%
12/31/2013                        1.27                 0                 0              0.50%               27.7%
12/31/2012                        0.99                 0                 0              0.50%               13.1%
12/31/2011                        0.88                 0                 0              0.50%                2.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.25%               -9.1%
12/31/2014                        1.41                 0                 0              0.25%                9.1%
12/31/2013                        1.29                 0                 0              0.25%               28.0%
12/31/2012                        1.01                 0                 0              0.25%               13.4%
12/31/2011                        0.89                 0                 0              0.25%                2.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.31               195   $           256              0.00%               -8.9%
12/31/2014                        1.44               199               286              0.00%                9.3%
12/31/2013                        1.31               199               261              0.00%               28.4%
12/31/2012                        1.02               124               127              0.00%               13.6%
12/31/2011                        0.90                89                80              0.00%                2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               1.2%
                2013               2.0%
                2012               2.2%
                2011               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT INCOME FUND A CLASS - 01900A254 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.25%              -3.0%
12/31/2014                        1.08                 0                 0              1.25%               0.8%
12/31/2013                        1.07                 0                 0              1.25%               1.5%
12/31/2012                        1.06                 0                 0              1.25%               5.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -2.8%
12/31/2014                        1.09                 0                 0              1.00%               1.0%
12/31/2013                        1.07                 0                 0              1.00%               1.7%
12/31/2012                        1.06                 0                 0              1.00%               5.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -2.5%
12/31/2014                        1.09                 0                 0              0.75%               1.3%
12/31/2013                        1.08                 0                 0              0.75%               2.0%
12/31/2012                        1.06                 0                 0              0.75%               5.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%              -2.3%
12/31/2014                        1.10                 0                 0              0.50%               1.5%
12/31/2013                        1.08                 0                 0              0.50%               2.2%
12/31/2012                        1.06                 0                 0              0.50%               6.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%              -2.0%
12/31/2014                        1.11                 0                 0              0.25%               1.8%
12/31/2013                        1.09                 0                 0              0.25%               2.5%
12/31/2012                        1.06                 0                 0              0.25%               6.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%              -1.8%
12/31/2014                        1.11                 0                 0              0.00%               2.1%
12/31/2013                        1.09                 0                 0              0.00%               2.7%
12/31/2012                        1.06                 0                 0              0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    AMG MANAGERS CADENCE CAPITAL APPRECIATION FUND INVESTOR CLASS - 00170L107

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        57,528   $        45,913             2,235
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        57,526
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,185            28,528   $          1.51
Band 100                                                        14,341             9,400              1.53
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.56
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $        57,526            37,928
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           305
Mortality & expense charges                                                                           (750)
                                                                                           ---------------
Net investment income (loss)                                                                          (445)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,266
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (5,054)
                                                                                           ---------------
Net gain (loss)                                                                                      2,212
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,767
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (445)  $               (474)
Net realized gain (loss)                                                       7,266                  3,659
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (5,054)                 2,436
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,767                  5,621
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,339                  2,984
Cost of units redeemed                                                       (24,475)               (17,107)
Account charges                                                                  (14)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                          (10,150)               (14,142)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,383)                (8,521)
Net assets, beginning                                                         65,909                 74,430
                                                                --------------------   --------------------
Net assets, ending                                              $             57,526   $             65,909
                                                                ====================   ====================

Units sold                                                                     9,460                  2,524
Units redeemed                                                               (16,001)               (12,857)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,541)               (10,333)
Units outstanding, beginning                                                  44,469                 54,802
                                                                --------------------   --------------------
Units outstanding, ending                                                     37,928                 44,469
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            206,966
Cost of units redeemed/account charges                                                             (189,188)
Net investment income (loss)                                                                         (1,274)
Net realized gain (loss)                                                                             29,407
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 11,615
                                                                                       --------------------
Net assets                                                                             $             57,526
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                29   $            43              1.25%               2.1%
12/31/2014                        1.48                44                65              1.25%               9.1%
12/31/2013                        1.36                55                74              1.25%              28.9%
12/31/2012                        1.05               134               141              1.25%               5.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 9   $            14              1.00%               2.4%
12/31/2014                        1.49                 1                 1              1.00%               9.4%
12/31/2013                        1.36                 0                 0              1.00%              29.2%
12/31/2012                        1.05                 0                 0              1.00%               5.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%               2.7%
12/31/2014                        1.50                 0                 0              0.75%               9.7%
12/31/2013                        1.37                 0                 0              0.75%              29.5%
12/31/2012                        1.05                 0                 0              0.75%               5.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%               2.9%
12/31/2014                        1.51                 0                 0              0.50%               9.9%
12/31/2013                        1.37                 0                 0              0.50%              29.8%
12/31/2012                        1.06                 0                 0              0.50%               5.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%               3.2%
12/31/2014                        1.51                 0                 0              0.25%              10.2%
12/31/2013                        1.37                 0                 0              0.25%              30.1%
12/31/2012                        1.06                 0                 0              0.25%               5.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%               3.4%
12/31/2014                        1.52                 0                 0              0.00%              10.5%
12/31/2013                        1.38                 0                 0              0.00%              30.5%
12/31/2012                        1.06                 0                 0              0.00%               5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.5%
                2013               0.3%
                2012               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        ALLIANZGI NFJ MID-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918631

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       701,742   $       542,478            29,054
                                                                         ===============   ===============
Receivables: investments sold                                      803
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       702,545
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       699,588           361,732   $          1.93
Band 100                                                             0                 0              1.99
Band 75                                                              0                 0              2.06
Band 50                                                              0                 0              2.12
Band 25                                                              0                 0              2.19
Band 0                                                           2,957             1,290              2.29
                                                       ---------------   ---------------
 Total                                                 $       702,545           363,022
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,987
Mortality & expense charges                                                                         (9,662)
                                                                                           ---------------
Net investment income (loss)                                                                           325
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,299
Realized gain distributions                                                                         20,158
Net change in unrealized appreciation (depreciation)                                              (100,450)
                                                                                           ---------------
Net gain (loss)                                                                                    (32,993)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (32,668)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                325   $              2,415
Net realized gain (loss)                                                      47,299                 35,370
Realized gain distributions                                                   20,158                      0
Net change in unrealized appreciation (depreciation)                        (100,450)                19,891
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (32,668)                57,676
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      41,228                 56,284
Cost of units redeemed                                                      (132,573)              (107,313)
Account charges                                                                 (102)                   (94)
                                                                --------------------   --------------------
Increase (decrease)                                                          (91,447)               (51,123)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (124,115)                 6,553
Net assets, beginning                                                        826,660                820,107
                                                                --------------------   --------------------
Net assets, ending                                              $            702,545   $            826,660
                                                                ====================   ====================

Units sold                                                                    21,560                 28,976
Units redeemed                                                               (66,722)               (54,774)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,162)               (25,798)
Units outstanding, beginning                                                 408,184                433,982
                                                                --------------------   --------------------
Units outstanding, ending                                                    363,022                408,184
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,520,249
Cost of units redeemed/account charges                                                           (8,059,520)
Net investment income (loss)                                                                       (208,238)
Net realized gain (loss)                                                                         (1,152,098)
Realized gain distributions                                                                       2,442,888
Net change in unrealized appreciation (depreciation)                                                159,264
                                                                                       --------------------
Net assets                                                                             $            702,545
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.93               362   $           700              1.25%              -4.5%
12/31/2014                        2.03               408               826              1.25%               7.2%
12/31/2013                        1.89               434               820              1.25%              30.5%
12/31/2012                        1.45               531               769              1.25%              14.0%
12/31/2011                        1.27               550               698              1.25%              -2.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              1.00%              -4.3%
12/31/2014                        2.08                 0                 0              1.00%               7.4%
12/31/2013                        1.94                 0                 0              1.00%              30.8%
12/31/2012                        1.48                 0                 0              1.00%              14.3%
12/31/2011                        1.30                 0                 0              1.00%              -2.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.75%              -4.0%
12/31/2014                        2.14                 0                 0              0.75%               7.7%
12/31/2013                        1.99                 0                 0              0.75%              31.1%
12/31/2012                        1.52                 0                 0              0.75%              14.6%
12/31/2011                        1.32                 0                 0              0.75%              -1.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.50%              -3.8%
12/31/2014                        2.20                 0                 0              0.50%               8.0%
12/31/2013                        2.04                 0                 0              0.50%              31.4%
12/31/2012                        1.55                 0                 0              0.50%              14.9%
12/31/2011                        1.35                 0                 0              0.50%              -1.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.19                 0   $             0              0.25%              -3.5%
12/31/2014                        2.27                 0                 0              0.25%               8.2%
12/31/2013                        2.09                 0                 0              0.25%              31.8%
12/31/2012                        1.59                 0                 0              0.25%              15.2%
12/31/2011                        1.38                 0                 0              0.25%              -1.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.29                 1   $             3              0.00%              -3.3%
12/31/2014                        2.37                 0                 0              0.00%               8.5%
12/31/2013                        2.18                 0                 0              0.00%              32.1%
12/31/2012                        1.65                 0                 0              0.00%              15.5%
12/31/2011                        1.43                 0                 0              0.00%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.5%
                2013               1.0%
                2012               2.0%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMG MANAGERS CADENCE MID CAP FUND INVESTOR CLASS - 00170L602

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        16,714   $        18,265               626
                                                                         ===============   ===============
Receivables: investments sold                                       29
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        16,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,536             6,554   $          1.45
Band 100                                                         7,207             4,915              1.47
Band 75                                                              0                 0              1.48
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $        16,743            11,469
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (201)
                                                                                           ---------------
Net investment income (loss)                                                                          (201)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               530
Realized gain distributions                                                                          1,765
Net change in unrealized appreciation (depreciation)                                                (2,369)
                                                                                           ---------------
Net gain (loss)                                                                                        (74)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (275)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (201)  $               (245)
Net realized gain (loss)                                                         530                  2,007
Realized gain distributions                                                    1,765                  3,460
Net change in unrealized appreciation (depreciation)                          (2,369)                (3,060)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (275)                 2,162
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,879                  2,819
Cost of units redeemed                                                        (3,656)                (8,363)
Account charges                                                                  (17)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,794)                (5,552)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,069)                (3,390)
Net assets, beginning                                                         18,812                 22,202
                                                                --------------------   --------------------
Net assets, ending                                              $             16,743   $             18,812
                                                                ====================   ====================

Units sold                                                                     1,253                  2,162
Units redeemed                                                                (2,373)                (5,942)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,120)                (3,780)
Units outstanding, beginning                                                  12,589                 16,369
                                                                --------------------   --------------------
Units outstanding, ending                                                     11,469                 12,589
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             73,259
Cost of units redeemed/account charges                                                              (69,232)
Net investment income (loss)                                                                           (618)
Net realized gain (loss)                                                                              9,660
Realized gain distributions                                                                           5,225
Net change in unrealized appreciation (depreciation)                                                 (1,551)
                                                                                       --------------------
Net assets                                                                             $             16,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 7   $            10              1.25%              -2.5%
12/31/2014                        1.49                 8                12              1.25%              10.1%
12/31/2013                        1.35                 7                 9              1.25%              29.4%
12/31/2012                        1.05                 5                 5              1.25%               4.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 5   $             7              1.00%              -2.2%
12/31/2014                        1.50                 4                 7              1.00%              10.4%
12/31/2013                        1.36                10                13              1.00%              29.7%
12/31/2012                        1.05                36                38              1.00%               4.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.75%              -2.0%
12/31/2014                        1.51                 0                 0              0.75%              10.7%
12/31/2013                        1.36                 0                 0              0.75%              30.1%
12/31/2012                        1.05                 0                 0              0.75%               4.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%              -1.7%
12/31/2014                        1.52                 0                 0              0.50%              11.0%
12/31/2013                        1.37                 0                 0              0.50%              30.4%
12/31/2012                        1.05                 0                 0              0.50%               4.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%              -1.5%
12/31/2014                        1.52                 0                 0              0.25%              11.2%
12/31/2013                        1.37                 0                 0              0.25%              30.7%
12/31/2012                        1.05                 0                 0              0.25%               4.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%              -1.2%
12/31/2014                        1.53                 0                 0              0.00%              11.5%
12/31/2013                        1.37                 0                 0              0.00%              31.0%
12/31/2012                        1.05                12                12              0.00%               4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMG MANAGERS CADENCE MID CAP FUND SERVICE CLASS - 00170L701 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.51
Band 100                                                             0                 0              1.54
Band 75                                                              0                 0              1.58
Band 50                                                              0                 0              1.62
Band 25                                                              0                 0              1.65
Band 0                                                               0                 0              1.69
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              8,875
Cost of units redeemed/account charges                                                               (9,494)
Net investment income (loss)                                                                            (79)
Net realized gain (loss)                                                                                698
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.25%              -2.3%
12/31/2014                        1.54                 0                 0              1.25%              10.3%
12/31/2013                        1.40                 0                 0              1.25%              29.6%
12/31/2012                        1.08                 0                 0              1.25%               8.0%
12/31/2011                        1.01                 0                 0              1.25%              -2.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              1.00%              -2.0%
12/31/2014                        1.58                 0                 0              1.00%              10.6%
12/31/2013                        1.42                 0                 0              1.00%              29.9%
12/31/2012                        1.10                 0                 0              1.00%               9.7%
12/31/2011                        1.02                 0                 0              1.00%              -2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.75%              -1.8%
12/31/2014                        1.61                 0                 0              0.75%              10.8%
12/31/2013                        1.45                 0                 0              0.75%              30.3%
12/31/2012                        1.11                 0                 0              0.75%              11.4%
12/31/2011                        1.03                 0                 0              0.75%              -2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.50%              -1.6%
12/31/2014                        1.64                 0                 0              0.50%              11.1%
12/31/2013                        1.48                 0                 0              0.50%              30.6%
12/31/2012                        1.13                 0                 0              0.50%              13.1%
12/31/2011                        1.05                 0                 0              0.50%              -2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.25%              -1.3%
12/31/2014                        1.68                 0                 0              0.25%              11.4%
12/31/2013                        1.50                 0                 0              0.25%              30.9%
12/31/2012                        1.15                 0                 0              0.25%              14.9%
12/31/2011                        1.06                 0                 0              0.25%              -1.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.00%              -1.1%
12/31/2014                        1.71                 0                 0              0.00%              11.7%
12/31/2013                        1.53                 0                 0              0.00%              31.2%
12/31/2012                        1.17                 0                 0              0.00%              16.7%
12/31/2011                        1.07                 0                 0              0.00%              -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ALLIANZGI NFJ MID-CAP VALUE FUND R CLASS - 018918680

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       403,193   $       363,925            19,642
                                                                         ===============   ===============
Receivables: investments sold                                       68
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       403,261
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       239,149           123,477   $          1.94
Band 100                                                       164,112            82,176              2.00
Band 75                                                              0                 0              2.06
Band 50                                                              0                 0              2.12
Band 25                                                              0                 0              2.19
Band 0                                                               0                 0              2.26
                                                       ---------------   ---------------
 Total                                                 $       403,261           205,653
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,505
Mortality & expense charges                                                                         (4,951)
                                                                                           ---------------
Net investment income (loss)                                                                           554
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,706
Realized gain distributions                                                                         13,406
Net change in unrealized appreciation (depreciation)                                               (54,728)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,616)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (21,062)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                554   $              2,011
Net realized gain (loss)                                                      19,706                 29,100
Realized gain distributions                                                   13,406                      0
Net change in unrealized appreciation (depreciation)                         (54,728)                (2,456)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,062)                28,655
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,229                138,220
Cost of units redeemed                                                       (67,378)               (94,606)
Account charges                                                                  (31)                   (22)
                                                                --------------------   --------------------
Increase (decrease)                                                          (44,180)                43,592
                                                                --------------------   --------------------
Net increase (decrease)                                                      (65,242)                72,247
Net assets, beginning                                                        468,503                396,256
                                                                --------------------   --------------------
Net assets, ending                                              $            403,261   $            468,503
                                                                ====================   ====================

Units sold                                                                    13,174                125,804
Units redeemed                                                               (34,955)              (106,257)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,781)                19,547
Units outstanding, beginning                                                 227,434                207,887
                                                                --------------------   --------------------
Units outstanding, ending                                                    205,653                227,434
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            839,166
Cost of units redeemed/account charges                                                             (561,472)
Net investment income (loss)                                                                          5,373
Net realized gain (loss)                                                                             60,704
Realized gain distributions                                                                          20,222
Net change in unrealized appreciation (depreciation)                                                 39,268
                                                                                       --------------------
Net assets                                                                             $            403,261
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94               123   $           239              1.25%              -4.9%
12/31/2014                        2.04               134               272              1.25%               6.8%
12/31/2013                        1.91               208               396              1.25%              30.0%
12/31/2012                        1.47               220               322              1.25%              13.6%
12/31/2011                        1.29               151               195              1.25%              -2.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.00                82   $           164              1.00%              -4.6%
12/31/2014                        2.09                94               197              1.00%               7.1%
12/31/2013                        1.96                 0                 0              1.00%              30.3%
12/31/2012                        1.50                 0                 0              1.00%              13.8%
12/31/2011                        1.32                 0                 0              1.00%              -2.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.75%              -4.4%
12/31/2014                        2.15                 0                 0              0.75%               7.3%
12/31/2013                        2.01                 0                 0              0.75%              30.7%
12/31/2012                        1.54                 0                 0              0.75%              14.1%
12/31/2011                        1.35                 0                 0              0.75%              -2.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.50%              -4.2%
12/31/2014                        2.22                 0                 0              0.50%               7.6%
12/31/2013                        2.06                 0                 0              0.50%              31.0%
12/31/2012                        1.57                 0                 0              0.50%              14.4%
12/31/2011                        1.37                 0                 0              0.50%              -1.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.19                 0   $             0              0.25%              -3.9%
12/31/2014                        2.28                 0                 0              0.25%               7.9%
12/31/2013                        2.11                 0                 0              0.25%              31.3%
12/31/2012                        1.61                 0                 0              0.25%              14.7%
12/31/2011                        1.40                 0                 0              0.25%              -1.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.26                 0   $             0              0.00%              -3.7%
12/31/2014                        2.34                 0                 0              0.00%               8.2%
12/31/2013                        2.17                 0                 0              0.00%              31.7%
12/31/2012                        1.65                 0                 0              0.00%              15.0%
12/31/2011                        1.43                 0                 0              0.00%              -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.6%
                2013               0.9%
                2012               2.3%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIMCO ALL ASSET FUND ADMIN CLASS - 722005618

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       784,265   $       925,689            77,387
                                                                         ===============   ===============
Receivables: investments sold                                    6,633
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       790,898
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       790,898           804,970   $          0.98
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $       790,898           804,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        27,877
Mortality & expense charges                                                                        (10,527)
                                                                                           ---------------
Net investment income (loss)                                                                        17,350
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,842)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (96,664)
                                                                                           ---------------
Net gain (loss)                                                                                   (106,506)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (89,156)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,350   $             27,539
Net realized gain (loss)                                                      (9,842)                   941
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (96,664)               (34,520)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (89,156)                (6,040)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     129,980                119,723
Cost of units redeemed                                                       (94,161)              (162,510)
Account charges                                                                 (176)                  (116)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,643                (42,903)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,513)               (48,943)
Net assets, beginning                                                        844,411                893,354
                                                                --------------------   --------------------
Net assets, ending                                              $            790,898   $            844,411
                                                                ====================   ====================

Units sold                                                                   125,893                106,464
Units redeemed                                                               (93,746)              (145,610)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,147                (39,146)
Units outstanding, beginning                                                 772,823                811,969
                                                                --------------------   --------------------
Units outstanding, ending                                                    804,970                772,823
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,585,053
Cost of units redeemed/account charges                                                           (1,709,233)
Net investment income (loss)                                                                         73,992
Net realized gain (loss)                                                                            (17,490)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (141,424)
                                                                                       --------------------
Net assets                                                                             $            790,898
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98               805   $           791              1.25%             -10.1%
12/31/2014                        1.09               773               844              1.25%              -0.7%
12/31/2013                        1.10               812               893              1.25%              -0.8%
12/31/2012                        1.11                58                64              1.25%              13.8%
12/31/2011                        0.97                20                19              1.25%              -2.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%              -9.9%
12/31/2014                        1.10                 0                 0              1.00%              -0.4%
12/31/2013                        1.11                 0                 0              1.00%              -0.5%
12/31/2012                        1.11                 0                 0              1.00%              14.1%
12/31/2011                        0.98                 0                 0              1.00%              -2.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%              -9.6%
12/31/2014                        1.11                 0                 0              0.75%              -0.2%
12/31/2013                        1.11                 0                 0              0.75%              -0.3%
12/31/2012                        1.12                 0                 0              0.75%              14.4%
12/31/2011                        0.98                 0                 0              0.75%              -2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%              -9.4%
12/31/2014                        1.12                 0                 0              0.50%               0.1%
12/31/2013                        1.12                 0                 0              0.50%               0.0%
12/31/2012                        1.12                 0                 0              0.50%              14.7%
12/31/2011                        0.98                 0                 0              0.50%              -2.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%              -9.2%
12/31/2014                        1.13                 0                 0              0.25%               0.3%
12/31/2013                        1.13                 0                 0              0.25%               0.2%
12/31/2012                        1.13                 0                 0              0.25%              15.0%
12/31/2011                        0.98                 0                 0              0.25%              -2.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.00%              -8.9%
12/31/2014                        1.14                 0                 0              0.00%               0.6%
12/31/2013                        1.14                 0                 0              0.00%               0.5%
12/31/2012                        1.13                 0                 0              0.00%              15.3%
12/31/2011                        0.98                 0                 0              0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.4%
                2014               4.4%
                2013               7.0%
                2012               5.3%
                2011               7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO ALL ASSET FUND R CLASS - 72201F789

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,531   $        26,361             2,349
                                                                         ===============   ===============
Receivables: investments sold                                      342
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        23,873
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        23,873            26,139   $          0.91
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $        23,873            26,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,734
Mortality & expense charges                                                                         (1,372)
                                                                                           ---------------
Net investment income (loss)                                                                           362
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,841)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 4,154
                                                                                           ---------------
Net gain (loss)                                                                                    (10,687)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,325)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                362    $              4,391
Net realized gain (loss)                                                     (14,841)                     92
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                           4,154                  (7,488)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (10,325)                 (3,005)
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,057                 145,391
Cost of units redeemed                                                      (182,867)                (18,328)
Account charges                                                                    0                     (11)
                                                                --------------------    --------------------
Increase (decrease)                                                         (140,810)                127,052
                                                                --------------------    --------------------
Net increase (decrease)                                                     (151,135)                124,047
Net assets, beginning                                                        175,008                  50,961
                                                                --------------------    --------------------
Net assets, ending                                              $             23,873    $            175,008
                                                                ====================    ====================

Units sold                                                                    53,617                 138,964
Units redeemed                                                              (198,848)                (16,907)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (145,231)                122,057
Units outstanding, beginning                                                 171,370                  49,313
                                                                --------------------    --------------------
Units outstanding, ending                                                     26,139                 171,370
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $            237,242
Cost of units redeemed/account charges                                                              (201,742)
Net investment income (loss)                                                                           5,934
Net realized gain (loss)                                                                             (14,731)
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                  (2,830)
                                                                                        --------------------
Net assets                                                                              $             23,873
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                26   $            24              1.25%             -10.6%
12/31/2014                        1.02               171               175              1.25%              -1.2%
12/31/2013                        1.03                49                51              1.25%               3.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -10.3%
12/31/2014                        1.03                 0                 0              1.00%              -0.9%
12/31/2013                        1.03                 0                 0              1.00%               3.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -10.1%
12/31/2014                        1.03                 0                 0              0.75%              -0.7%
12/31/2013                        1.04                 0                 0              0.75%               3.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -9.9%
12/31/2014                        1.03                 0                 0              0.50%              -0.4%
12/31/2013                        1.04                 0                 0              0.50%               3.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%              -9.7%
12/31/2014                        1.04                 0                 0              0.25%              -0.2%
12/31/2013                        1.04                 0                 0              0.25%               3.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%              -9.4%
12/31/2014                        1.04                 0                 0              0.00%               0.1%
12/31/2013                        1.04                 0                 0              0.00%               4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               4.7%
                2013               5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       ALLIANZGI NFJ SMALL-CAP VALUE FUND ADMINISTRATIVE CLASS - 018918706

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,640,027   $    21,050,064           788,069
                                                                         ===============   ===============
Receivables: investments sold                                   89,832
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    15,729,859
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,163,002         9,492,137   $          1.39
Band 100                                                             0                 0              1.42
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.48
Band 25                                                              0                 0              1.51
Band 0                                                       2,566,857         1,662,202              1.54
                                                       ---------------   ---------------
 Total                                                 $    15,729,859        11,154,339
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       302,724
Mortality & expense charges                                                                       (200,684)
                                                                                           ---------------
Net investment income (loss)                                                                       102,040
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (465,693)
Realized gain distributions                                                                      2,144,068
Net change in unrealized appreciation (depreciation)                                            (3,427,034)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,748,659)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,646,619)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            102,040    $            309,555
Net realized gain (loss)                                                    (465,693)              2,156,342
Realized gain distributions                                                2,144,068               4,411,688
Net change in unrealized appreciation (depreciation)                      (3,427,034)             (6,708,574)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                         (1,646,619)                169,011
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,705,614               3,736,932
Cost of units redeemed                                                    (6,173,833)            (11,341,743)
Account charges                                                               (7,698)                 (7,717)
                                                                --------------------    --------------------
Increase (decrease)                                                       (3,475,917)             (7,612,528)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (5,122,536)             (7,443,517)
Net assets, beginning                                                     20,852,395              28,295,912
                                                                --------------------    --------------------
Net assets, ending                                              $         15,729,859    $         20,852,395
                                                                ====================    ====================

Units sold                                                                 1,882,740               2,573,203
Units redeemed                                                            (4,194,059)             (7,516,196)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (2,311,319)             (4,942,993)
Units outstanding, beginning                                              13,465,658              18,408,651
                                                                --------------------    --------------------
Units outstanding, ending                                                 11,154,339              13,465,658
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $         44,844,896
Cost of units redeemed/account charges                                                           (38,498,444)
Net investment income (loss)                                                                       1,112,282
Net realized gain (loss)                                                                           1,726,889
Realized gain distributions                                                                       11,954,273
Net change in unrealized appreciation (depreciation)                                              (5,410,037)
                                                                                        --------------------
Net assets                                                                              $         15,729,859
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39             9,492   $        13,163              1.25%              -9.3%
12/31/2014                        1.53            11,766            17,993              1.25%               0.5%
12/31/2013                        1.52            16,301            24,812              1.25%              30.1%
12/31/2012                        1.17            16,390            19,176              1.25%               9.2%
12/31/2011                        1.07            16,923            18,139              1.25%               1.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              1.00%              -9.1%
12/31/2014                        1.56                 0                 0              1.00%               0.7%
12/31/2013                        1.55                 0                 0              1.00%              30.4%
12/31/2012                        1.19                 0                 0              1.00%               9.4%
12/31/2011                        1.08                 0                 0              1.00%               1.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%              -8.9%
12/31/2014                        1.59                 0                 0              0.75%               1.0%
12/31/2013                        1.57                 0                 0              0.75%              30.7%
12/31/2012                        1.20                 0                 0              0.75%               9.7%
12/31/2011                        1.10                 0                 0              0.75%               1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.50%              -8.6%
12/31/2014                        1.62                 0                 0              0.50%               1.2%
12/31/2013                        1.60                 0                 0              0.50%              31.1%
12/31/2012                        1.22                 0                 0              0.50%              10.0%
12/31/2011                        1.11                 0                 0              0.50%               1.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%              -8.4%
12/31/2014                        1.65                 0                 0              0.25%               1.5%
12/31/2013                        1.63                 0                 0              0.25%              31.4%
12/31/2012                        1.24                 0                 0              0.25%              10.3%
12/31/2011                        1.12                 0                 0              0.25%               2.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54             1,662   $         2,567              0.00%              -8.2%
12/31/2014                        1.68             1,700             2,859              0.00%               1.7%
12/31/2013                        1.65             2,107             3,484              0.00%              31.7%
12/31/2012                        1.25             2,175             2,730              0.00%              10.5%
12/31/2011                        1.14                 0                 0              0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               2.3%
                2013               1.4%
                2012               1.6%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PIMCO COMMODITIESPLUS STRATEGY ADMIN CLASS - 72202E104

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       722,308   $       954,331           135,899
                                                                         ===============   ===============
Receivables: investments sold                                   12,910
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       735,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       735,218         1,106,829   $          0.66
Band 100                                                             0                 0              0.67
Band 75                                                              0                 0              0.67
Band 50                                                              0                 0              0.67
Band 25                                                              0                 0              0.67
Band 0                                                               0                 0              0.67
                                                       ---------------   ---------------
 Total                                                 $       735,218         1,106,829
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,996
Mortality & expense charges                                                                        (10,206)
                                                                                           ---------------
Net investment income (loss)                                                                         3,790
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,389)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (232,023)
                                                                                           ---------------
Net gain (loss)                                                                                   (234,412)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (230,622)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,790    $                  0
Net realized gain (loss)                                                      (2,389)                      0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                        (232,023)                      0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (230,622)                      0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,053,597                       0
Cost of units redeemed                                                       (87,157)                      0
Account charges                                                                 (600)                      0
                                                                --------------------    --------------------
Increase (decrease)                                                          965,840                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                      735,218                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $            735,218    $                  0
                                                                ====================    ====================

Units sold                                                                 1,219,580                       0
Units redeemed                                                              (112,751)                      0
                                                                --------------------    --------------------
Net increase (decrease)                                                    1,106,829                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                  1,106,829                       0
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $          1,053,597
Cost of units redeemed/account charges                                                               (87,757)
Net investment income (loss)                                                                           3,790
Net realized gain (loss)                                                                              (2,389)
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                (232,023)
                                                                                        --------------------
Net assets                                                                              $            735,218
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.66             1,107   $           735              1.25%             -29.4%
12/31/2014                        0.94                 0                 0              1.25%              -6.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              1.00%             -29.2%
12/31/2014                        0.94                 0                 0              1.00%              -6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              0.75%             -29.0%
12/31/2014                        0.94                 0                 0              0.75%              -5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              0.50%             -28.8%
12/31/2014                        0.94                 0                 0              0.50%              -5.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              0.25%             -28.6%
12/31/2014                        0.94                 0                 0              0.25%              -5.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              0.00%             -28.5%
12/31/2014                        0.94                 0                 0              0.00%              -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.8%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ALLIANZGI NFJ SMALL-CAP VALUE FUND R CLASS - 018918755

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,410,003   $     8,242,291           305,081
                                                                         ===============   ===============
Receivables: investments sold                                   18,065
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,428,068
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,831,451         2,341,064   $          2.49
Band 100                                                        58,579            22,808              2.57
Band 75                                                              0                 0              2.65
Band 50                                                        278,059           101,829              2.73
Band 25                                                              0                 0              2.82
Band 0                                                         259,979            89,504              2.90
                                                       ---------------   ---------------
 Total                                                 $     6,428,068         2,555,205
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        81,691
Mortality & expense charges                                                                        (86,264)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,573)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,710
Realized gain distributions                                                                        845,821
Net change in unrealized appreciation (depreciation)                                            (1,574,179)
                                                                                           ---------------
Net gain (loss)                                                                                   (704,648)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (709,221)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,573)   $             85,450
Net realized gain (loss)                                                      23,710                 997,076
Realized gain distributions                                                  845,821               1,811,425
Net change in unrealized appreciation (depreciation)                      (1,574,179)             (2,865,986)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (709,221)                 27,965
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,044,255               1,438,166
Cost of units redeemed                                                    (2,690,964)             (4,672,652)
Account charges                                                               (3,905)                 (3,459)
                                                                --------------------    --------------------
Increase (decrease)                                                       (1,650,614)             (3,237,945)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (2,359,835)             (3,209,980)
Net assets, beginning                                                      8,787,903              11,997,883
                                                                --------------------    --------------------
Net assets, ending                                              $          6,428,068    $          8,787,903
                                                                ====================    ====================

Units sold                                                                   678,003                 547,090
Units redeemed                                                            (1,249,687)             (1,706,039)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (571,684)             (1,158,949)
Units outstanding, beginning                                               3,126,889               4,285,838
                                                                --------------------    --------------------
Units outstanding, ending                                                  2,555,205               3,126,889
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $         35,273,001
Cost of units redeemed/account charges                                                           (34,785,482)
Net investment income (loss)                                                                          48,351
Net realized gain (loss)                                                                             888,588
Realized gain distributions                                                                        6,835,898
Net change in unrealized appreciation (depreciation)                                              (1,832,288)
                                                                                        --------------------
Net assets                                                                              $          6,428,068
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.49             2,341   $         5,831              1.25%              -9.6%
12/31/2014                        2.76             2,645             7,290              1.25%               0.1%
12/31/2013                        2.75             3,713            10,229              1.25%              29.6%
12/31/2012                        2.13             3,734             7,938              1.25%               8.7%
12/31/2011                        1.96             4,163             8,141              1.25%               0.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.57                23   $            59              1.00%              -9.4%
12/31/2014                        2.84                47               134              1.00%               0.3%
12/31/2013                        2.83                34                96              1.00%              29.9%
12/31/2012                        2.18                43                93              1.00%               9.0%
12/31/2011                        2.00                43                87              1.00%               0.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.65                 0   $             0              0.75%              -9.2%
12/31/2014                        2.92                 0                 0              0.75%               0.6%
12/31/2013                        2.90                 0                 0              0.75%              30.3%
12/31/2012                        2.23                 0                 0              0.75%               9.2%
12/31/2011                        2.04                 0                 0              0.75%               1.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.73               102   $           278              0.50%              -9.0%
12/31/2014                        3.00               101               302              0.50%               0.8%
12/31/2013                        2.98                98               291              0.50%              30.6%
12/31/2012                        2.28                83               190              0.50%               9.5%
12/31/2011                        2.08                68               141              0.50%               1.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.82                 0   $             0              0.25%              -8.7%
12/31/2014                        3.09                 0                 0              0.25%               1.1%
12/31/2013                        3.05                 0                 0              0.25%              30.9%
12/31/2012                        2.33                 0                 0              0.25%               9.8%
12/31/2011                        2.12                 0                 0              0.25%               1.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.90                90   $           260              0.00%              -8.5%
12/31/2014                        3.17               334             1,061              0.00%               1.3%
12/31/2013                        3.13               441             1,381              0.00%              31.2%
12/31/2012                        2.39               502             1,198              0.00%              10.1%
12/31/2011                        2.17               471             1,021              0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.8%
                2013               0.9%
                2012               0.9%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PIMCO COMMODITY REAL RETURN STRATEGY ADMIN CLASS - 722005659

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       482,305   $       584,012            88,646
                                                                         ===============   ===============
Receivables: investments sold                                   67,305
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       549,610
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       549,610           480,229   $          1.14
Band 100                                                             0                 0              1.15
Band 75                                                              0                 0              1.16
Band 50                                                              0                 0              1.17
Band 25                                                              0                 0              1.17
Band 0                                                               0                 0              1.18
                                                       ---------------   ---------------
 Total                                                 $       549,610           480,229
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,435
Mortality & expense charges                                                                         (2,249)
                                                                                           ---------------
Net investment income (loss)                                                                        11,186
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,195)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (98,383)
                                                                                           ---------------
Net gain (loss)                                                                                   (104,578)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (93,392)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED             PERIOD ENDED
                                                                DECEMBER 31, 2015*       DECEMBER 31, 2014*
                                                               --------------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                   $             11,186     $             (5,878)
Net realized gain (loss)                                                     (6,195)                  81,748
Realized gain distributions                                                       0                        0
Net change in unrealized appreciation (depreciation)                        (98,383)                   3,780
                                                               --------------------     --------------------
Increase (decrease) in net assets from operations                           (93,392)                  79,650
                                                               --------------------     --------------------

Contract owner transactions:
Proceeds from units sold                                                    710,010                  416,839
Cost of units redeemed                                                      (78,477)              (1,110,121)
Account charges                                                                (323)                    (825)
                                                               --------------------     --------------------
Increase (decrease)                                                         631,210                 (694,107)
                                                               --------------------     --------------------
Net increase (decrease)                                                     537,818                 (614,457)
Net assets, beginning                                                        11,792                  626,249
                                                               --------------------     --------------------
Net assets, ending                                             $            549,610     $             11,792
                                                               ====================     ====================

Units sold                                                                  527,299(a)               250,416(a)
Units redeemed                                                              (54,611)(a)             (565,603)(a)
                                                               --------------------     --------------------
Net increase (decrease)                                                     472,688                 (315,187)
Units outstanding, beginning                                                  7,541(a)               322,728(a)
                                                               --------------------     --------------------
Units outstanding, ending                                                   480,229                    7,541
                                                               ====================     ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,377,388
Cost of units redeemed/account charges                                                           (1,810,335)
Net investment income (loss)                                                                          4,844
Net realized gain (loss)                                                                             75,555
Realized gain distributions                                                                           3,865
Net change in unrealized appreciation (depreciation)                                               (101,707)
                                                                                       --------------------
Net assets                                                                             $            549,610
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of a shareholder's investment. The historical transactions presented in the Statement of Change in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.14               480   $           550              1.25%            -26.8%
12/31/2014(a)                     1.56                 8                12              1.25%            -19.4%
12/31/2013(a)                     1.94               323               626              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.15                 0   $             0              1.00%            -26.6%
12/31/2014(a)                     1.57                 0                 0              1.00%            -19.2%
12/31/2013(a)                     1.94                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.16                 0   $             0              0.75%            -26.4%
12/31/2014(a)                     1.58                 0                 0              0.75%            -19.0%
12/31/2013(a)                     1.95                 0                 0              0.75%             -2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.17                 0   $             0              0.50%            -26.3%
12/31/2014(a)                     1.58                 0                 0              0.50%            -18.8%
12/31/2013(a)                     1.95                 0                 0              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.17                 0   $             0              0.25%            -26.1%
12/31/2014(a)                     1.59                 0                 0              0.25%            -18.6%
12/31/2013(a)                     1.95                 0                 0              0.25%             -2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.18                 0   $             0              0.00%            -25.9%
12/31/2014(a)                     1.59                 0                 0              0.00%            -18.4%
12/31/2013(a)                     1.95                 0                 0              0.00%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.8%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            PIMCO COMMODITY REAL RETURN STRATEGY R CLASS - 72201P225

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        19,438   $        25,804             3,207
                                                                         ===============   ===============
Receivables: investments sold                                       29
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        19,467
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        19,467            17,174   $          1.13
Band 100                                                             0                 0              1.14
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.16
Band 0                                                               0                 0              1.17
                                                       ---------------   ---------------
 Total                                                 $        19,467            17,174
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           791
Mortality & expense charges                                                                           (176)
                                                                                           ---------------
Net investment income (loss)                                                                           615
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (183)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (5,394)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,577)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,962)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED             PERIOD ENDED
                                                                 DECEMBER 31, 2015*       DECEMBER 31, 2014*
                                                                --------------------     --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                615     $                (15)
Net realized gain (loss)                                                        (183)                       0
Realized gain distributions                                                        0                        0
Net change in unrealized appreciation (depreciation)                          (5,394)                    (972)
                                                                --------------------     --------------------
Increase (decrease) in net assets from operations                             (4,962)                    (987)
                                                                --------------------     --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,174                    9,438
Cost of units redeemed                                                          (193)                       0
Account charges                                                                   (3)                       0
                                                                --------------------     --------------------
Increase (decrease)                                                           15,978                    9,438
                                                                --------------------     --------------------
Net increase (decrease)                                                       11,016                    8,451
Net assets, beginning                                                          8,451                        0
                                                                --------------------     --------------------
Net assets, ending                                              $             19,467     $              8,451
                                                                ====================     ====================

Units sold                                                                    11,930(a)                 5,430(a)
Units redeemed                                                                  (186)(a)                    0
                                                                --------------------     --------------------
Net increase (decrease)                                                       11,744                    5,430
Units outstanding, beginning                                                   5,430(a)                     0
                                                                --------------------     --------------------
Units outstanding, ending                                                     17,174                    5,430
                                                                ====================     ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             25,612
Cost of units redeemed/account charges                                                                 (196)
Net investment income (loss)                                                                            600
Net realized gain (loss)                                                                               (183)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (6,366)
                                                                                       --------------------
Net assets                                                                             $             19,467
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

--------
(a) Effective August 7, 2015, the fund underwent a 1-for-2 reverse share split. The effect of the reverse share split transaction was to divide the number of units outstanding by the reverse split factor, with a corresponding increase in the accumulation unit value. The transaction did not change the net assets of the fund or the value of a shareholder's investment. The historical transactions presented in the Statement of Change in Net Assets as well as the accumulation unit value and units outstanding in the Financial Highlights have been adjusted retroactively to give effect to the reverse share split.


                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.13                17   $            19              1.25%            -27.2%
12/31/2014(a)                     1.56                 5                 8              1.25%            -19.7%
12/31/2013(a)                     1.94                 0                 0              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.14                 0   $             0              1.00%            -27.0%
12/31/2014(a)                     1.56                 0                 0              1.00%            -19.5%
12/31/2013(a)                     1.94                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.15                 0   $             0              0.75%            -26.8%
12/31/2014(a)                     1.57                 0                 0              0.75%            -19.3%
12/31/2013(a)                     1.94                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.16                 0   $             0              0.50%            -26.6%
12/31/2014(a)                     1.57                 0                 0              0.50%            -19.1%
12/31/2013(a)                     1.95                 0                 0              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.16                 0   $             0              0.25%            -26.4%
12/31/2014(a)                     1.58                 0                 0              0.25%            -18.9%
12/31/2013(a)                     1.95                 0                 0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015(a)          $          1.17                 0   $             0              0.00%            -26.3%
12/31/2014(a)                     1.59                 0                 0              0.00%            -18.7%
12/31/2013(a)                     1.95                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.7%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        ALLIANZGI RETIREMENT 2015 FUND ADMINISTRATIVE CLASS - 01900A577

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       743,814   $       792,875            41,434
                                                                         ===============   ===============
Receivables: investments sold                                      346
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       744,160
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       744,160           704,735   $          1.06
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.09
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $       744,160           704,735
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        29,436
Mortality & expense charges                                                                         (6,444)
                                                                                           ---------------
Net investment income (loss)                                                                        22,992
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,500)
Realized gain distributions                                                                            257
Net change in unrealized appreciation (depreciation)                                               (43,138)
                                                                                           ---------------
Net gain (loss)                                                                                    (48,381)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,389)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,992    $              2,821
Net realized gain (loss)                                                      (5,500)                  6,343
Realized gain distributions                                                      257                   2,924
Net change in unrealized appreciation (depreciation)                         (43,138)                 (4,963)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (25,389)                  7,125
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     838,196                  36,859
Cost of units redeemed                                                      (331,319)               (257,901)
Account charges                                                               (1,365)                   (240)
                                                                --------------------    --------------------
Increase (decrease)                                                          505,512                (221,282)
                                                                --------------------    --------------------
Net increase (decrease)                                                      480,123                (214,157)
Net assets, beginning                                                        264,037                 478,194
                                                                --------------------    --------------------
Net assets, ending                                              $            744,160    $            264,037
                                                                ====================    ====================

Units sold                                                                   848,490                  34,887
Units redeemed                                                              (386,464)               (235,527)
                                                                --------------------    --------------------
Net increase (decrease)                                                      462,026                (200,640)
Units outstanding, beginning                                                 242,709                 443,349
                                                                --------------------    --------------------
Units outstanding, ending                                                    704,735                 242,709
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $          1,721,434
Cost of units redeemed/account charges                                                              (962,771)
Net investment income (loss)                                                                          28,977
Net realized gain (loss)                                                                               2,400
Realized gain distributions                                                                            3,181
Net change in unrealized appreciation (depreciation)                                                 (49,061)
                                                                                        --------------------
Net assets                                                                              $            744,160
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06               705   $           744              1.25%              -2.9%
12/31/2014                        1.09               243               264              1.25%               0.9%
12/31/2013                        1.08               443               478              1.25%               1.9%
12/31/2012                        1.06                 0                 0              1.25%               5.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%              -2.7%
12/31/2014                        1.09                 0                 0              1.00%               1.1%
12/31/2013                        1.08                 0                 0              1.00%               2.1%
12/31/2012                        1.06                 0                 0              1.00%               6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              -2.4%
12/31/2014                        1.10                 0                 0              0.75%               1.4%
12/31/2013                        1.09                 0                 0              0.75%               2.4%
12/31/2012                        1.06                 0                 0              0.75%               6.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%              -2.2%
12/31/2014                        1.11                 0                 0              0.50%               1.6%
12/31/2013                        1.09                 0                 0              0.50%               2.7%
12/31/2012                        1.06                 0                 0              0.50%               6.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.25%              -2.0%
12/31/2014                        1.12                 0                 0              0.25%               1.9%
12/31/2013                        1.10                 0                 0              0.25%               2.9%
12/31/2012                        1.07                 0                 0              0.25%               6.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%              -1.7%
12/31/2014                        1.12                 0                 0              0.00%               2.1%
12/31/2013                        1.10                 0                 0              0.00%               3.2%
12/31/2012                        1.07                 0                 0              0.00%               6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.8%
                2014               1.9%
                2013               4.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO HIGH YIELD ADMIN CLASS - 693390650

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,042,425   $     4,514,315           489,731
                                                                         ===============   ===============
Receivables: investments sold                                    2,753
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,045,178
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,208,732         1,537,956   $          2.09
Band 100                                                             0                 0              2.15
Band 75                                                              0                 0              2.22
Band 50                                                              0                 0              2.29
Band 25                                                              0                 0              2.36
Band 0                                                         836,446           338,297              2.47
                                                       ---------------   ---------------
 Total                                                 $     4,045,178         1,876,253
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       267,299
Mortality & expense charges                                                                        (51,229)
                                                                                           ---------------
Net investment income (loss)                                                                       216,070
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (36,376)
Realized gain distributions                                                                        103,100
Net change in unrealized appreciation (depreciation)                                              (409,277)
                                                                                           ---------------
Net gain (loss)                                                                                   (342,553)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (126,483)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            216,070    $            272,849
Net realized gain (loss)                                                     (36,376)                141,869
Realized gain distributions                                                  103,100                 106,941
Net change in unrealized appreciation (depreciation)                        (409,277)               (400,451)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (126,483)                121,208
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     560,359                 994,053
Cost of units redeemed                                                    (1,751,401)             (2,873,780)
Account charges                                                               (1,348)                 (1,233)
                                                                --------------------    --------------------
Increase (decrease)                                                       (1,192,390)             (1,880,960)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (1,318,873)             (1,759,752)
Net assets, beginning                                                      5,364,051               7,123,803
                                                                --------------------    --------------------
Net assets, ending                                              $          4,045,178    $          5,364,051
                                                                ====================    ====================

Units sold                                                                   265,598                 450,130
Units redeemed                                                              (813,750)             (1,338,065)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (548,152)               (887,935)
Units outstanding, beginning                                               2,424,405               3,312,340
                                                                --------------------    --------------------
Units outstanding, ending                                                  1,876,253               2,424,405
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $         16,788,779
Cost of units redeemed/account charges                                                           (14,988,901)
Net investment income (loss)                                                                       3,020,605
Net realized gain (loss)                                                                            (524,409)
Realized gain distributions                                                                          220,994
Net change in unrealized appreciation (depreciation)                                                (471,890)
                                                                                        --------------------
Net assets                                                                              $          4,045,178
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.09             1,538   $         3,209              1.25%              -3.3%
12/31/2014                        2.16             2,065             4,455              1.25%               1.8%
12/31/2013                        2.12             3,007             6,375              1.25%               4.2%
12/31/2012                        2.03             3,169             6,448              1.25%              12.9%
12/31/2011                        1.80             3,680             6,634              1.25%               2.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.15                 0   $             0              1.00%              -3.1%
12/31/2014                        2.22                 0                 0              1.00%               2.0%
12/31/2013                        2.18                 0                 0              1.00%               4.5%
12/31/2012                        2.08                 0                 0              1.00%              13.2%
12/31/2011                        1.84                 0                 0              1.00%               2.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.75%              -2.8%
12/31/2014                        2.28                 0                 0              0.75%               2.3%
12/31/2013                        2.23                 0                 0              0.75%               4.7%
12/31/2012                        2.13                 0                 0              0.75%              13.4%
12/31/2011                        1.88                 0                 0              0.75%               3.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.50%              -2.6%
12/31/2014                        2.35                 0                 0              0.50%               2.5%
12/31/2013                        2.29                 0                 0              0.50%               5.0%
12/31/2012                        2.18                 0                 0              0.50%              13.7%
12/31/2011                        1.92                 0                 0              0.50%               3.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.25%              -2.3%
12/31/2014                        2.41                 0                 0              0.25%               2.8%
12/31/2013                        2.35                 0                 0              0.25%               5.3%
12/31/2012                        2.23                 0                 0              0.25%              14.0%
12/31/2011                        1.96                 0                 0              0.25%               3.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.47               338   $           836              0.00%              -2.1%
12/31/2014                        2.53               360               909              0.00%               3.1%
12/31/2013                        2.45               306               749              0.00%               5.5%
12/31/2012                        2.32               323               751              0.00%              14.3%
12/31/2011                        2.03               269               547              0.00%               3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.7%
                2014               5.3%
                2013               5.9%
                2012               6.0%
                2011               7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIMCO HIGH YIELD R CLASS - 72200Q794

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,249,545   $     2,535,164           272,969
                                                                         ===============   ===============
Receivables: investments sold                                    5,181
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,254,726
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,421,771           803,140   $          1.77
Band 100                                                       250,489           137,230              1.83
Band 75                                                              0                 0              1.88
Band 50                                                        384,739           198,254              1.94
Band 25                                                              0                 0              2.00
Band 0                                                         197,727            95,788              2.06
                                                       ---------------   ---------------
 Total                                                 $     2,254,726         1,234,412
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       138,387
Mortality & expense charges                                                                        (28,434)
                                                                                           ---------------
Net investment income (loss)                                                                       109,953
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (41,998)
Realized gain distributions                                                                         63,565
Net change in unrealized appreciation (depreciation)                                              (215,404)
                                                                                           ---------------
Net gain (loss)                                                                                   (193,837)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (83,884)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            109,953   $            139,649
Net realized gain (loss)                                                     (41,998)                36,299
Realized gain distributions                                                   63,565                 59,660
Net change in unrealized appreciation (depreciation)                        (215,404)              (184,645)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (83,884)                50,963
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     669,856              1,009,814
Cost of units redeemed                                                    (1,373,870)            (1,001,264)
Account charges                                                               (1,608)                (1,426)
                                                                --------------------   --------------------
Increase (decrease)                                                         (705,622)                 7,124
                                                                --------------------   --------------------
Net increase (decrease)                                                     (789,506)                58,087
Net assets, beginning                                                      3,044,232              2,986,145
                                                                --------------------   --------------------
Net assets, ending                                              $          2,254,726   $          3,044,232
                                                                ====================   ====================

Units sold                                                                   537,794                679,892
Units redeemed                                                              (925,184)              (676,432)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (387,390)                 3,460
Units outstanding, beginning                                               1,621,802              1,618,342
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,234,412              1,621,802
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,352,135
Cost of units redeemed/account charges                                                           (5,933,061)
Net investment income (loss)                                                                        993,893
Net realized gain (loss)                                                                                133
Realized gain distributions                                                                         127,245
Net change in unrealized appreciation (depreciation)                                               (285,619)
                                                                                       --------------------
Net assets                                                                             $          2,254,726
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77               803   $         1,422              1.25%              -3.7%
12/31/2014                        1.84             1,185             2,177              1.25%               1.4%
12/31/2013                        1.81             1,302             2,359              1.25%               3.8%
12/31/2012                        1.74             1,306             2,279              1.25%              12.5%
12/31/2011                        1.55             1,375             2,132              1.25%               2.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.83               137   $           250              1.00%              -3.4%
12/31/2014                        1.89               155               294              1.00%               1.7%
12/31/2013                        1.86                 5                10              1.00%               4.1%
12/31/2012                        1.79                26                47              1.00%              12.8%
12/31/2011                        1.58                25                39              1.00%               2.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.75%              -3.2%
12/31/2014                        1.94                 0                 0              0.75%               1.9%
12/31/2013                        1.91                 0                 0              0.75%               4.4%
12/31/2012                        1.83                 0                 0              0.75%              13.0%
12/31/2011                        1.62                 0                 0              0.75%               2.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94               198   $           385              0.50%              -2.9%
12/31/2014                        2.00               191               383              0.50%               2.2%
12/31/2013                        1.96               225               439              0.50%               4.6%
12/31/2012                        1.87               211               394              0.50%              13.3%
12/31/2011                        1.65               191               315              0.50%               2.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.25%              -2.7%
12/31/2014                        2.06                 0                 0              0.25%               2.4%
12/31/2013                        2.01                 0                 0              0.25%               4.9%
12/31/2012                        1.91                 0                 0              0.25%              13.6%
12/31/2011                        1.68                 0                 0              0.25%               3.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                96   $           198              0.00%              -2.4%
12/31/2014                        2.12                90               191              0.00%               2.7%
12/31/2013                        2.06                87               179              0.00%               5.1%
12/31/2012                        1.96                83               163              0.00%              13.9%
12/31/2011                        1.72                63               109              0.00%               3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.2%
                2014               5.7%
                2013               5.2%
                2012               5.8%
                2011               7.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2015 FUND A CLASS - 01900A643 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.06
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.09
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.25%              -2.9%
12/31/2014                        1.09                 0                 0              1.25%               0.8%
12/31/2013                        1.08                 0                 0              1.25%               1.8%
12/31/2012                        1.06                 0                 0              1.25%               5.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -2.7%
12/31/2014                        1.09                 0                 0              1.00%               1.1%
12/31/2013                        1.08                 0                 0              1.00%               2.1%
12/31/2012                        1.06                 0                 0              1.00%               6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -2.4%
12/31/2014                        1.10                 0                 0              0.75%               1.3%
12/31/2013                        1.09                 0                 0              0.75%               2.4%
12/31/2012                        1.06                 0                 0              0.75%               6.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%              -2.2%
12/31/2014                        1.11                 0                 0              0.50%               1.6%
12/31/2013                        1.09                 0                 0              0.50%               2.6%
12/31/2012                        1.06                 0                 0              0.50%               6.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.25%              -1.9%
12/31/2014                        1.12                 0                 0              0.25%               1.8%
12/31/2013                        1.10                 0                 0              0.25%               2.9%
12/31/2012                        1.06                 0                 0              0.25%               6.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%              -1.7%
12/31/2014                        1.12                 0                 0              0.00%               2.1%
12/31/2013                        1.10                 0                 0              0.00%               3.1%
12/31/2012                        1.07                 0                 0              0.00%               6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      PIMCO INCOME FUND R CLASS - 72201F441

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       751,627   $       797,471            63,912
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,938)
                                                       ---------------
Net assets                                             $       749,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       749,689           672,377   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.13
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $       749,689           672,377
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        46,014
Mortality & expense charges                                                                         (8,112)
                                                                                           ---------------
Net investment income (loss)                                                                        37,902
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,008)
Realized gain distributions                                                                            651
Net change in unrealized appreciation (depreciation)                                               (35,436)
                                                                                           ---------------
Net gain (loss)                                                                                    (36,793)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,109
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,902   $             28,235
Net realized gain (loss)                                                      (2,008)                13,182
Realized gain distributions                                                      651                    941
Net change in unrealized appreciation (depreciation)                         (35,436)                (2,979)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,109                 39,379
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     445,649                464,540
Cost of units redeemed                                                      (103,737)            (1,076,573)
Account charges                                                                 (297)                  (226)
                                                                --------------------   --------------------
Increase (decrease)                                                          341,615               (612,259)
                                                                --------------------   --------------------
Net increase (decrease)                                                      342,724               (572,880)
Net assets, beginning                                                        406,965                979,845
                                                                --------------------   --------------------
Net assets, ending                                              $            749,689   $            406,965
                                                                ====================   ====================

Units sold                                                                   398,062                431,056
Units redeemed                                                               (93,170)              (994,828)
                                                                --------------------   --------------------
Net increase (decrease)                                                      304,892               (563,772)
Units outstanding, beginning                                                 367,485                931,257
                                                                --------------------   --------------------
Units outstanding, ending                                                    672,377                367,485
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,988,087
Cost of units redeemed/account charges                                                           (1,283,616)
Net investment income (loss)                                                                         80,196
Net realized gain (loss)                                                                              7,883
Realized gain distributions                                                                           2,983
Net change in unrealized appreciation (depreciation)                                                (45,844)
                                                                                       --------------------
Net assets                                                                             $            749,689
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11               672   $           750              1.25%               0.7%
12/31/2014                        1.11               367               407              1.25%               5.3%
12/31/2013                        1.05               931               980              1.25%               2.9%
12/31/2012                        1.02                 0                 0              1.25%               2.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%               0.9%
12/31/2014                        1.11                 0                 0              1.00%               5.5%
12/31/2013                        1.06                 0                 0              1.00%               3.2%
12/31/2012                        1.02                 0                 0              1.00%               2.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%               1.2%
12/31/2014                        1.12                 0                 0              0.75%               5.8%
12/31/2013                        1.06                 0                 0              0.75%               3.5%
12/31/2012                        1.02                 0                 0              0.75%               2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%               1.4%
12/31/2014                        1.13                 0                 0              0.50%               6.0%
12/31/2013                        1.06                 0                 0              0.50%               3.7%
12/31/2012                        1.02                 0                 0              0.50%               2.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%               1.7%
12/31/2014                        1.13                 0                 0              0.25%               6.3%
12/31/2013                        1.06                 0                 0              0.25%               4.0%
12/31/2012                        1.02                 0                 0              0.25%               2.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%               1.9%
12/31/2014                        1.14                 0                 0              0.00%               6.6%
12/31/2013                        1.07                 0                 0              0.00%               4.2%
12/31/2012                        1.02                 0                 0              0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               8.0%
                2014               5.3%
                2013               3.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2020 FUND ADMINISTRATIVE CLASS - 01900A494

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       350,859   $       372,493            19,665
                                                                         ===============   ===============
Receivables: investments sold                                      163
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       351,022
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       351,022           331,034   $          1.06
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.11
                                                       ---------------   ---------------
 Total                                                 $       351,022           331,034
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        12,017
Mortality & expense charges                                                                         (6,127)
                                                                                           ---------------
Net investment income (loss)                                                                         5,890
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,005)
Realized gain distributions                                                                            531
Net change in unrealized appreciation (depreciation)                                               (14,899)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,373)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (17,483)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,890   $              8,457
Net realized gain (loss)                                                      (9,005)                 1,155
Realized gain distributions                                                      531                  1,672
Net change in unrealized appreciation (depreciation)                         (14,899)                (8,946)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (17,483)                 2,338
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     537,260                 58,150
Cost of units redeemed                                                      (705,176)               (61,057)
Account charges                                                               (1,145)                  (277)
                                                                --------------------   --------------------
Increase (decrease)                                                         (169,061)                (3,184)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (186,544)                  (846)
Net assets, beginning                                                        537,566                538,412
                                                                --------------------   --------------------
Net assets, ending                                              $            351,022   $            537,566
                                                                ====================   ====================

Units sold                                                                   542,372                 54,330
Units redeemed                                                              (701,729)               (57,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (159,357)                (3,508)
Units outstanding, beginning                                                 490,391                493,899
                                                                --------------------   --------------------
Units outstanding, ending                                                    331,034                490,391
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,153,320
Cost of units redeemed/account charges                                                             (793,683)
Net investment income (loss)                                                                         18,609
Net realized gain (loss)                                                                             (7,859)
Realized gain distributions                                                                           2,269
Net change in unrealized appreciation (depreciation)                                                (21,634)
                                                                                       --------------------
Net assets                                                                             $            351,022
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06               331   $           351              1.25%              -3.3%
12/31/2014                        1.10               490               538              1.25%               0.6%
12/31/2013                        1.09               494               538              1.25%               2.6%
12/31/2012                        1.06                 0                 0              1.25%               6.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%              -3.0%
12/31/2014                        1.10                 0                 0              1.00%               0.8%
12/31/2013                        1.09                 0                 0              1.00%               2.8%
12/31/2012                        1.06                 0                 0              1.00%               6.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              -2.8%
12/31/2014                        1.11                 0                 0              0.75%               1.1%
12/31/2013                        1.10                 0                 0              0.75%               3.1%
12/31/2012                        1.07                 0                 0              0.75%               6.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              -2.5%
12/31/2014                        1.12                 0                 0              0.50%               1.3%
12/31/2013                        1.10                 0                 0              0.50%               3.3%
12/31/2012                        1.07                 0                 0              0.50%               6.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%              -2.3%
12/31/2014                        1.13                 0                 0              0.25%               1.6%
12/31/2013                        1.11                 0                 0              0.25%               3.6%
12/31/2012                        1.07                 0                 0              0.25%               6.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.00%              -2.1%
12/31/2014                        1.13                 0                 0              0.00%               1.8%
12/31/2013                        1.11                 0                 0              0.00%               3.9%
12/31/2012                        1.07                 0                 0              0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               2.8%
                2013               3.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PIMCO INCOME FUND ADMIN CLASS - 72201F482

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,674,838   $     2,837,206           228,599
                                                                         ===============   ===============
Receivables: investments sold                                    6,634
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,681,472
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,681,472         2,376,463   $          1.13
Band 100                                                             0                 0              1.14
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.16
Band 0                                                               0                 0              1.17
                                                       ---------------   ---------------
 Total                                                 $     2,681,472         2,376,463
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       182,233
Mortality & expense charges                                                                        (30,877)
                                                                                           ---------------
Net investment income (loss)                                                                       151,356
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,433
Realized gain distributions                                                                          2,342
Net change in unrealized appreciation (depreciation)                                              (134,327)
                                                                                           ---------------
Net gain (loss)                                                                                   (130,552)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,804
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            151,356   $             90,977
Net realized gain (loss)                                                       1,433                 15,994
Realized gain distributions                                                    2,342                  5,463
Net change in unrealized appreciation (depreciation)                        (134,327)               (29,168)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,804                 83,266
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     864,042              2,557,759
Cost of units redeemed                                                      (667,472)              (483,251)
Account charges                                                                 (824)                  (286)
                                                                --------------------   --------------------
Increase (decrease)                                                          195,746              2,074,222
                                                                --------------------   --------------------
Net increase (decrease)                                                      216,550              2,157,488
Net assets, beginning                                                      2,464,922                307,434
                                                                --------------------   --------------------
Net assets, ending                                              $          2,681,472   $          2,464,922
                                                                ====================   ====================

Units sold                                                                   799,979              2,348,914
Units redeemed                                                              (632,186)              (431,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,793              1,917,661
Units outstanding, beginning                                               2,208,670                291,009
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,376,463              2,208,670
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,795,511
Cost of units redeemed/account charges                                                           (1,224,590)
Net investment income (loss)                                                                        247,398
Net realized gain (loss)                                                                             17,297
Realized gain distributions                                                                           8,224
Net change in unrealized appreciation (depreciation)                                               (162,368)
                                                                                       --------------------
Net assets                                                                             $          2,681,472
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13             2,376   $         2,681              1.25%               1.1%
12/31/2014                        1.12             2,209             2,465              1.25%               5.6%
12/31/2013                        1.06               291               307              1.25%               3.3%
12/31/2012                        1.02                 0                 0              1.25%               2.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.00%               1.4%
12/31/2014                        1.12                 0                 0              1.00%               5.9%
12/31/2013                        1.06                 0                 0              1.00%               3.6%
12/31/2012                        1.02                 0                 0              1.00%               2.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%               1.6%
12/31/2014                        1.13                 0                 0              0.75%               6.2%
12/31/2013                        1.06                 0                 0              0.75%               3.8%
12/31/2012                        1.02                 0                 0              0.75%               2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.50%               1.9%
12/31/2014                        1.13                 0                 0              0.50%               6.4%
12/31/2013                        1.07                 0                 0              0.50%               4.1%
12/31/2012                        1.02                 0                 0              0.50%               2.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.25%               2.1%
12/31/2014                        1.14                 0                 0              0.25%               6.7%
12/31/2013                        1.07                 0                 0              0.25%               4.3%
12/31/2012                        1.02                 0                 0              0.25%               2.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.00%               2.4%
12/31/2014                        1.15                 0                 0              0.00%               7.0%
12/31/2013                        1.07                 0                 0              0.00%               4.6%
12/31/2012                        1.02                 0                 0              0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               7.1%
                2014               8.2%
                2013               4.3%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2020 FUND A CLASS - 01900A569 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.06
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.11
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.25%              -3.3%
12/31/2014                        1.10                 0                 0              1.25%               0.4%
12/31/2013                        1.09                 0                 0              1.25%               2.6%
12/31/2012                        1.06                 0                 0              1.25%               6.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%              -3.0%
12/31/2014                        1.10                 0                 0              1.00%               0.7%
12/31/2013                        1.09                 0                 0              1.00%               2.9%
12/31/2012                        1.06                 0                 0              1.00%               6.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              -2.8%
12/31/2014                        1.11                 0                 0              0.75%               1.0%
12/31/2013                        1.10                 0                 0              0.75%               3.2%
12/31/2012                        1.07                 0                 0              0.75%               6.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              -2.5%
12/31/2014                        1.12                 0                 0              0.50%               1.2%
12/31/2013                        1.10                 0                 0              0.50%               3.4%
12/31/2012                        1.07                 0                 0              0.50%               6.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%              -2.3%
12/31/2014                        1.12                 0                 0              0.25%               1.5%
12/31/2013                        1.11                 0                 0              0.25%               3.7%
12/31/2012                        1.07                 0                 0              0.25%               6.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.00%              -2.0%
12/31/2014                        1.13                 0                 0              0.00%               1.7%
12/31/2013                        1.11                 0                 0              0.00%               3.9%
12/31/2012                        1.07                 0                 0              0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIMCO REAL RETURN FUND ADMIN CLASS - 693391112

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,962,583   $     7,567,712           606,696
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (586,206)
                                                       ---------------
Net assets                                             $     6,376,377
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,134,470         5,729,439   $          1.07
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.13
Band 0                                                         241,907           210,664              1.15
                                                       ---------------   ---------------
 Total                                                 $     6,376,377         5,940,103
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        54,447
Mortality & expense charges                                                                        (83,522)
                                                                                           ---------------
Net investment income (loss)                                                                       (29,075)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (110,310)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (162,379)
                                                                                           ---------------
Net gain (loss)                                                                                   (272,689)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (301,764)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (29,075)  $            147,148
Net realized gain (loss)                                                    (110,310)               (40,920)
Realized gain distributions                                                        0                  1,997
Net change in unrealized appreciation (depreciation)                        (162,379)               (32,596)

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (301,764)                75,629
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,906,050              2,634,652
Cost of units redeemed                                                    (2,748,108)            (1,456,701)
Account charges                                                               (3,563)                (3,053)
                                                                --------------------   --------------------
Increase (decrease)                                                          154,379              1,174,898
                                                                --------------------   --------------------
Net increase (decrease)                                                     (147,385)             1,250,527
Net assets, beginning                                                      6,523,762              5,273,235
                                                                --------------------   --------------------
Net assets, ending                                              $          6,376,377   $          6,523,762
                                                                ====================   ====================

Units sold                                                                 2,661,217              2,408,380
Units redeemed                                                            (2,546,653)            (1,389,656)
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,564              1,018,724
Units outstanding, beginning                                               5,825,539              4,806,815
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,940,103              5,825,539
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,301,105
Cost of units redeemed/account charges                                                           (8,305,058)
Net investment income (loss)                                                                        138,465
Net realized gain (loss)                                                                           (266,478)
Realized gain distributions                                                                         113,472
Net change in unrealized appreciation (depreciation)                                               (605,129)
                                                                                       --------------------
Net assets                                                                             $          6,376,377
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07             5,729   $         6,134              1.25%              -4.2%
12/31/2014                        1.12             5,629             6,292              1.25%               1.9%
12/31/2013                        1.10             4,807             5,273              1.25%             -10.4%
12/31/2012                        1.22             2,479             3,035              1.25%               7.6%
12/31/2011                        1.14               595               677              1.25%               9.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              -4.0%
12/31/2014                        1.13                 0                 0              1.00%               2.1%
12/31/2013                        1.11                 0                 0              1.00%             -10.2%
12/31/2012                        1.23                 0                 0              1.00%               7.9%
12/31/2011                        1.14                 0                 0              1.00%              10.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -3.7%
12/31/2014                        1.14                 0                 0              0.75%               2.4%
12/31/2013                        1.12                 0                 0              0.75%             -10.0%
12/31/2012                        1.24                 0                 0              0.75%               8.2%
12/31/2011                        1.15                 0                 0              0.75%              10.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%              -3.5%
12/31/2014                        1.16                 0                 0              0.50%               2.6%
12/31/2013                        1.13                 0                 0              0.50%              -9.7%
12/31/2012                        1.25                 0                 0              0.50%               8.4%
12/31/2011                        1.15                 0                 0              0.50%              10.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%              -3.2%
12/31/2014                        1.17                 0                 0              0.25%               2.9%
12/31/2013                        1.14                 0                 0              0.25%              -9.5%
12/31/2012                        1.26                 0                 0              0.25%               8.7%
12/31/2011                        1.16                 0                 0              0.25%              11.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15               211   $           242              0.00%              -3.0%
12/31/2014                        1.18               196               232              0.00%               3.2%
12/31/2013                        1.15                 0                 0              0.00%              -9.3%
12/31/2012                        1.26                 0                 0              0.00%               9.0%
12/31/2011                        1.16                 0                 0              0.00%              11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               3.7%
                2013               1.0%
                2012               3.2%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ALLIANZGI RETIREMENT 2025 FUND ADMINISTRATIVE CLASS - 01880B827

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       138,980   $       147,030             8,833
                                                                         ===============   ===============
Receivables: investments sold                                       64
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       139,044
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       139,044           129,095   $          1.08
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $       139,044           129,095
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,574
Mortality & expense charges                                                                         (1,896)
                                                                                           ---------------
Net investment income (loss)                                                                         2,678
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,218)
Realized gain distributions                                                                            234
Net change in unrealized appreciation (depreciation)                                                (6,462)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,446)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,768)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,678   $                769
Net realized gain (loss)                                                      (4,218)                10,711
Realized gain distributions                                                      234                      0
Net change in unrealized appreciation (depreciation)                          (6,462)                (5,751)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,768)                 5,729
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     322,736                 37,371
Cost of units redeemed                                                      (285,406)              (297,717)
Account charges                                                                 (409)                  (235)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,921               (260,581)
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,153               (254,852)
Net assets, beginning                                                        109,891                364,743
                                                                --------------------   --------------------
Net assets, ending                                              $            139,044   $            109,891
                                                                ====================   ====================

Units sold                                                                   335,521                 37,502
Units redeemed                                                              (305,518)              (268,684)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,003               (231,182)
Units outstanding, beginning                                                  99,092                330,274
                                                                --------------------   --------------------
Units outstanding, ending                                                    129,095                 99,092
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            799,252
Cost of units redeemed/account charges                                                             (662,881)
Net investment income (loss)                                                                          6,029
Net realized gain (loss)                                                                              4,432
Realized gain distributions                                                                             262
Net change in unrealized appreciation (depreciation)                                                 (8,050)
                                                                                       --------------------
Net assets                                                                             $            139,044
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               129   $           139              1.25%              -2.9%
12/31/2014                        1.11                99               110              1.25%               0.4%
12/31/2013                        1.10               330               365              1.25%               3.6%
12/31/2012                        1.07                 0                 0              1.25%               6.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              -2.6%
12/31/2014                        1.12                 0                 0              1.00%               0.7%
12/31/2013                        1.11                 0                 0              1.00%               3.8%
12/31/2012                        1.07                 0                 0              1.00%               6.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -2.4%
12/31/2014                        1.12                 0                 0              0.75%               0.9%
12/31/2013                        1.11                 0                 0              0.75%               4.1%
12/31/2012                        1.07                 0                 0              0.75%               7.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%              -2.1%
12/31/2014                        1.13                 0                 0              0.50%               1.2%
12/31/2013                        1.12                 0                 0              0.50%               4.3%
12/31/2012                        1.07                 0                 0              0.50%               7.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -1.9%
12/31/2014                        1.14                 0                 0              0.25%               1.4%
12/31/2013                        1.12                 0                 0              0.25%               4.6%
12/31/2012                        1.07                 0                 0              0.25%               7.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%              -1.7%
12/31/2014                        1.15                 0                 0              0.00%               1.7%
12/31/2013                        1.13                 0                 0              0.00%               4.9%
12/31/2012                        1.07                 0                 0              0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.7%
                2014               1.4%
                2013               3.7%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PIMCO REAL RETURN FUND R CLASS - 72200Q760

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,957,951   $     2,059,539           186,142
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,592)
                                                       ---------------
Net assets                                             $     1,956,359
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,637,581         1,564,745   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.11
Band 0                                                         318,778           284,023              1.12
                                                       ---------------   ---------------
 Total                                                 $     1,956,359         1,848,768
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,834
Mortality & expense charges                                                                        (20,372)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,538)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (131,771)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                59,892
                                                                                           ---------------
Net gain (loss)                                                                                    (71,879)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (84,417)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,538)  $             49,063
Net realized gain (loss)                                                    (131,771)               (19,446)
Realized gain distributions                                                        0                    742
Net change in unrealized appreciation (depreciation)                          59,892                (33,009)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (84,417)                (2,650)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,036,155              1,533,102
Cost of units redeemed                                                    (1,164,811)              (657,058)
Account charges                                                                 (726)                (1,114)
                                                                --------------------   --------------------
Increase (decrease)                                                         (129,382)               874,930
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,799)               872,280
Net assets, beginning                                                      2,170,158              1,297,878
                                                                --------------------   --------------------
Net assets, ending                                              $          1,956,359   $          2,170,158
                                                                ====================   ====================

Units sold                                                                   963,984              1,352,048
Units redeemed                                                            (1,073,069)              (594,942)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (109,085)               757,106
Units outstanding, beginning                                               1,957,853              1,200,747
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,848,768              1,957,853
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,578,627
Cost of units redeemed/account charges                                                           (3,424,063)
Net investment income (loss)                                                                         35,964
Net realized gain (loss)                                                                           (167,321)
Realized gain distributions                                                                          34,740
Net change in unrealized appreciation (depreciation)                                               (101,588)
                                                                                       --------------------
Net assets                                                                             $          1,956,359
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05             1,565   $         1,638              1.25%              -4.6%
12/31/2014                        1.10             1,607             1,762              1.25%               1.5%
12/31/2013                        1.08             1,201             1,298              1.25%             -10.8%
12/31/2012                        1.21               773               936              1.25%               7.2%
12/31/2011                        1.13               209               236              1.25%               9.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -4.3%
12/31/2014                        1.11                 0                 0              1.00%               1.7%
12/31/2013                        1.09                 0                 0              1.00%             -10.5%
12/31/2012                        1.22                 0                 0              1.00%               7.5%
12/31/2011                        1.13                 0                 0              1.00%               9.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              -4.1%
12/31/2014                        1.12                 0                 0              0.75%               2.0%
12/31/2013                        1.10                 0                 0              0.75%             -10.3%
12/31/2012                        1.23                 0                 0              0.75%               7.7%
12/31/2011                        1.14                 0                 0              0.75%              10.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              -3.9%
12/31/2014                        1.14                 0                 0              0.50%               2.2%
12/31/2013                        1.11                 0                 0              0.50%             -10.1%
12/31/2012                        1.24                 0                 0              0.50%               8.0%
12/31/2011                        1.14                 0                 0              0.50%              10.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.25%              -3.6%
12/31/2014                        1.15                 0                 0              0.25%               2.5%
12/31/2013                        1.12                 0                 0              0.25%              -9.9%
12/31/2012                        1.24                 0                 0              0.25%               8.3%
12/31/2011                        1.15                 0                 0              0.25%              10.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12               284   $           319              0.00%              -3.4%
12/31/2014                        1.16               351               408              0.00%               2.7%
12/31/2013                        1.13                 0                 0              0.00%              -9.6%
12/31/2012                        1.25                 0                 0              0.00%               8.6%
12/31/2011                        1.15                 0                 0              0.00%              10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               3.9%
                2013               0.6%
                2012               2.2%
                2011               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 PIMCO TOTAL RETURN FUND ADMIN CLASS - 693390726

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,104,990   $    28,072,429         2,592,736
                                                                         ===============   ===============
Receivables: investments sold                                    3,864
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    26,108,854
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,169,854        16,449,844   $          1.47
Band 100                                                        13,304             8,862              1.50
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.57
Band 25                                                              0                 0              1.60
Band 0                                                       1,925,696         1,176,985              1.64
                                                       ---------------   ---------------
 Total                                                 $    26,108,854        17,635,691
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       870,883
Mortality & expense charges                                                                       (417,456)
                                                                                           ---------------
Net investment income (loss)                                                                       453,427
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,199,799)
Realized gain distributions                                                                        877,743
Net change in unrealized appreciation (depreciation)                                              (225,344)
                                                                                           ---------------
Net gain (loss)                                                                                   (547,400)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (93,973)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            453,427   $          1,371,242
Net realized gain (loss)                                                  (1,199,799)            (1,044,808)
Realized gain distributions                                                  877,743                386,788
Net change in unrealized appreciation (depreciation)                        (225,344)             1,338,231
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (93,973)             2,051,453
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,908,383             12,384,901
Cost of units redeemed                                                   (31,834,253)           (50,397,048)
Account charges                                                              (11,474)               (33,396)
                                                                --------------------   --------------------
Increase (decrease)                                                      (23,937,344)           (38,045,543)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (24,031,317)           (35,994,090)
Net assets, beginning                                                     50,140,171             86,134,261
                                                                --------------------   --------------------
Net assets, ending                                              $         26,108,854   $         50,140,171
                                                                ====================   ====================

Units sold                                                                 5,858,104              9,286,560
Units redeemed                                                           (21,965,038)           (35,432,088)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (16,106,934)           (26,145,528)
Units outstanding, beginning                                              33,742,625             59,888,153
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,635,691             33,742,625
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        176,031,629
Cost of units redeemed/account charges                                                         (159,619,241)
Net investment income (loss)                                                                      7,266,428
Net realized gain (loss)                                                                         (1,574,950)
Realized gain distributions                                                                       5,972,427
Net change in unrealized appreciation (depreciation)                                             (1,967,439)
                                                                                       --------------------
Net assets                                                                             $         26,108,854
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47            16,450   $        24,170              1.25%              -0.8%
12/31/2014                        1.48            32,532            48,170              1.25%               3.1%
12/31/2013                        1.44            58,633            84,177              1.25%              -3.4%
12/31/2012                        1.49            54,381            80,806              1.25%               8.7%
12/31/2011                        1.37            43,049            58,835              1.25%               2.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 9   $            13              1.00%              -0.5%
12/31/2014                        1.51                 9                13              1.00%               3.4%
12/31/2013                        1.46                 9                13              1.00%              -3.1%
12/31/2012                        1.51                 9                13              1.00%               9.0%
12/31/2011                        1.38                 0                 0              1.00%               2.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -0.3%
12/31/2014                        1.54                 0                 0              0.75%               3.7%
12/31/2013                        1.48                 0                 0              0.75%              -2.9%
12/31/2012                        1.53                 0                 0              0.75%               9.3%
12/31/2011                        1.40                 0                 0              0.75%               3.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.50%               0.0%
12/31/2014                        1.57                 0                 0              0.50%               3.9%
12/31/2013                        1.51                 0                 0              0.50%              -2.7%
12/31/2012                        1.55                 0                 0              0.50%               9.5%
12/31/2011                        1.41                 0                 0              0.50%               3.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.25%               0.2%
12/31/2014                        1.60                 0                 0              0.25%               4.2%
12/31/2013                        1.53                 0                 0              0.25%              -2.4%
12/31/2012                        1.57                 0                 0              0.25%               9.8%
12/31/2011                        1.43                 0                 0              0.25%               3.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64             1,177   $         1,926              0.00%               0.5%
12/31/2014                        1.63             1,202             1,957              0.00%               4.4%
12/31/2013                        1.56             1,247             1,944              0.00%              -2.2%
12/31/2012                        1.59             1,433             2,283              0.00%              10.1%
12/31/2011                        1.45             1,341             1,941              0.00%               3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               3.1%
                2013               2.1%
                2012               3.9%
                2011               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  PIMCO TOTAL RETURN FUND R CLASS - 72200Q851

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,508,736   $    17,868,375         1,643,986
                                                                         ===============   ===============
Receivables: investments sold                                   46,212
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    16,554,948
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,888,124         9,104,459   $          1.53
Band 100                                                     1,394,617           886,694              1.57
Band 75                                                              0                 0              1.62
Band 50                                                        120,807            72,248              1.67
Band 25                                                              0                 0              1.72
Band 0                                                       1,151,400           647,381              1.78
                                                       ---------------   ---------------
 Total                                                 $    16,554,948        10,710,782
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       448,399
Mortality & expense charges                                                                       (240,049)
                                                                                           ---------------
Net investment income (loss)                                                                       208,350
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (590,126)
Realized gain distributions                                                                        594,097
Net change in unrealized appreciation (depreciation)                                              (314,912)
                                                                                           ---------------
Net gain (loss)                                                                                   (310,941)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (102,591)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            208,350   $            636,182
Net realized gain (loss)                                                    (590,126)              (433,392)
Realized gain distributions                                                  594,097                210,470
Net change in unrealized appreciation (depreciation)                        (314,912)               453,663
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (102,591)               866,923
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,465,948              9,050,568
Cost of units redeemed                                                   (16,392,097)           (18,434,080)
Account charges                                                              (19,663)               (23,382)
                                                                --------------------   --------------------
Increase (decrease)                                                      (10,945,812)            (9,406,894)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (11,048,403)            (8,539,971)
Net assets, beginning                                                     27,603,351             36,143,322
                                                                --------------------   --------------------
Net assets, ending                                              $         16,554,948   $         27,603,351
                                                                ====================   ====================

Units sold                                                                 3,724,676              6,624,709
Units redeemed                                                           (10,673,503)           (12,802,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,948,827)            (6,177,744)
Units outstanding, beginning                                              17,659,609             23,837,353
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,710,782             17,659,609
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        104,028,751
Cost of units redeemed/account charges                                                          (92,293,154)
Net investment income (loss)                                                                      3,421,280
Net realized gain (loss)                                                                           (533,066)
Realized gain distributions                                                                       3,290,776
Net change in unrealized appreciation (depreciation)                                             (1,359,639)
                                                                                       --------------------
Net assets                                                                             $         16,554,948
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53             9,104   $        13,888              1.25%              -1.2%
12/31/2014                        1.54            15,369            23,718              1.25%               2.7%
12/31/2013                        1.50            22,155            33,280              1.25%              -3.8%
12/31/2012                        1.56            22,594            35,266              1.25%               8.3%
12/31/2011                        1.44            18,591            26,793              1.25%               2.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57               887   $         1,395              1.00%              -0.9%
12/31/2014                        1.59               941             1,493              1.00%               3.0%
12/31/2013                        1.54                33                51              1.00%              -3.5%
12/31/2012                        1.60                56                90              1.00%               8.6%
12/31/2011                        1.47                50                74              1.00%               2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.75%              -0.7%
12/31/2014                        1.63                 0                 0              0.75%               3.2%
12/31/2013                        1.58                 0                 0              0.75%              -3.3%
12/31/2012                        1.63                 0                 0              0.75%               8.9%
12/31/2011                        1.50                 0                 0              0.75%               2.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67                72   $           121              0.50%              -0.4%
12/31/2014                        1.68                69               117              0.50%               3.5%
12/31/2013                        1.62                68               110              0.50%              -3.0%
12/31/2012                        1.67                64               106              0.50%               9.1%
12/31/2011                        1.53                63                96              0.50%               3.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.25%              -0.2%
12/31/2014                        1.73                 0                 0              0.25%               3.8%
12/31/2013                        1.66                 0                 0              0.25%              -2.8%
12/31/2012                        1.71                 0                 0              0.25%               9.4%
12/31/2011                        1.56                 0                 0              0.25%               3.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.78               647   $         1,151              0.00%               0.1%
12/31/2014                        1.78             1,281             2,276              0.00%               4.0%
12/31/2013                        1.71             1,582             2,702              0.00%              -2.5%
12/31/2012                        1.75             1,771             3,104              0.00%               9.7%
12/31/2011                        1.60             1,037             1,657              0.00%               3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               3.0%
                2013               1.8%
                2012               3.6%
                2011               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO INVESTOR CLASS - 02507F423

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,678,368   $     5,008,795           374,608
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (18,233)
                                                       ---------------
Net assets                                             $     4,660,135
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,528,798         2,637,236   $          1.34
Band 100                                                             0                 0              1.35
Band 75                                                              0                 0              1.37
Band 50                                                              0                 0              1.39
Band 25                                                              0                 0              1.40
Band 0                                                       1,131,337           796,764              1.42
                                                       ---------------   ---------------
 Total                                                 $     4,660,135         3,434,000
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        77,665
Mortality & expense charges                                                                        (35,520)
                                                                                           ---------------
Net investment income (loss)                                                                        42,145
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,552
Realized gain distributions                                                                        153,650
Net change in unrealized appreciation (depreciation)                                              (379,602)
                                                                                           ---------------
Net gain (loss)                                                                                   (198,400)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (156,255)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             42,145   $             30,745
Net realized gain (loss)                                                      27,552                 16,163
Realized gain distributions                                                  153,650                 33,081
Net change in unrealized appreciation (depreciation)                        (379,602)                10,225
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (156,255)                90,214
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,364,962              1,744,683
Cost of units redeemed                                                      (742,135)              (537,495)
Account charges                                                              (11,880)                (6,049)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,610,947              1,201,139
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,454,692              1,291,353
Net assets, beginning                                                      2,205,443                914,090
                                                                --------------------   --------------------
Net assets, ending                                              $          4,660,135   $          2,205,443
                                                                ====================   ====================

Units sold                                                                 2,547,695              1,334,035
Units redeemed                                                              (701,069)              (457,912)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,846,626                876,123
Units outstanding, beginning                                               1,587,374                711,251
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,434,000              1,587,374
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,117,845
Cost of units redeemed/account charges                                                           (1,500,279)
Net investment income (loss)                                                                         90,795
Net realized gain (loss)                                                                             90,485
Realized gain distributions                                                                         191,716
Net change in unrealized appreciation (depreciation)                                               (330,427)
                                                                                       --------------------
Net assets                                                                             $          4,660,135
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.34             2,637   $         3,529              1.25%              -2.9%
12/31/2014                        1.38             1,302             1,793              1.25%               7.4%
12/31/2013                        1.28               661               848              1.25%              20.7%
12/31/2012                        1.06               184               195              1.25%              14.1%
12/31/2011                        0.93                16                15              1.25%              -6.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              1.00%              -2.6%
12/31/2014                        1.39                 0                 0              1.00%               7.7%
12/31/2013                        1.29                 0                 0              1.00%              21.0%
12/31/2012                        1.07                 0                 0              1.00%              14.4%
12/31/2011                        0.93                 0                 0              1.00%              -6.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.75%              -2.4%
12/31/2014                        1.40                 0                 0              0.75%               8.0%
12/31/2013                        1.30                 0                 0              0.75%              21.3%
12/31/2012                        1.07                 0                 0              0.75%              14.6%
12/31/2011                        0.93                 0                 0              0.75%              -6.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.50%              -2.1%
12/31/2014                        1.42                 0                 0              0.50%               8.3%
12/31/2013                        1.31                 0                 0              0.50%              21.6%
12/31/2012                        1.08                 0                 0              0.50%              14.9%
12/31/2011                        0.94                 0                 0              0.50%              -6.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%              -1.9%
12/31/2014                        1.43                 0                 0              0.25%               8.5%
12/31/2013                        1.32                 0                 0              0.25%              21.9%
12/31/2012                        1.08                 0                 0              0.25%              15.2%
12/31/2011                        0.94                 0                 0              0.25%              -6.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42               797   $         1,131              0.00%              -1.6%
12/31/2014                        1.44               285               412              0.00%               8.8%
12/31/2013                        1.33                50                67              0.00%              22.2%
12/31/2012                        1.09                 8                 9              0.00%              15.5%
12/31/2011                        0.94                 2                 1              0.00%              -6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               2.9%
                2013               4.0%
                2012               2.4%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO A CLASS - 02507F787

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,293,778   $    31,811,703         2,500,554
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (12,069)
                                                       ---------------
Net assets                                             $    30,281,709
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,234,506        17,101,479   $          1.53
Band 100                                                     3,850,034         2,468,230              1.56
Band 75                                                              0                 0              1.59
Band 50                                                              0                 0              1.61
Band 25                                                              0                 0              1.64
Band 0                                                         197,169           118,250              1.67
                                                       ---------------   ---------------
 Total                                                 $    30,281,709        19,687,959
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       466,278
Mortality & expense charges                                                                       (320,864)
                                                                                           ---------------
Net investment income (loss)                                                                       145,414
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            80,301
Realized gain distributions                                                                        205,749
Net change in unrealized appreciation (depreciation)                                            (1,862,166)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,576,116)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,430,702)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            145,414   $             46,105
Net realized gain (loss)                                                      80,301                 87,258
Realized gain distributions                                                  205,749                 67,779
Net change in unrealized appreciation (depreciation)                      (1,862,166)                68,416
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,430,702)               269,558
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  35,373,867              1,389,677
Cost of units redeemed                                                    (9,168,766)            (1,170,752)
Account charges                                                              (18,267)                (3,348)
                                                                --------------------   --------------------
Increase (decrease)                                                       26,186,834                215,577
                                                                --------------------   --------------------
Net increase (decrease)                                                   24,756,132                485,135
Net assets, beginning                                                      5,525,577              5,040,442
                                                                --------------------   --------------------
Net assets, ending                                              $         30,281,709   $          5,525,577
                                                                ====================   ====================

Units sold                                                                23,028,275              1,263,598
Units redeemed                                                            (6,800,739)            (1,114,292)
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,227,536                149,306
Units outstanding, beginning                                               3,460,423              3,311,117
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,687,959              3,460,423
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         45,129,576
Cost of units redeemed/account charges                                                          (14,253,013)
Net investment income (loss)                                                                        270,927
Net realized gain (loss)                                                                            298,143
Realized gain distributions                                                                         354,001
Net change in unrealized appreciation (depreciation)                                             (1,517,925)
                                                                                       --------------------
Net assets                                                                             $         30,281,709
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53            17,101   $        26,235              1.25%              -3.1%
12/31/2014                        1.58             2,739             4,335              1.25%               4.6%
12/31/2013                        1.51             2,969             4,492              1.25%               9.5%
12/31/2012                        1.38             1,789             2,473              1.25%               8.5%
12/31/2011                        1.27               861             1,098              1.25%               2.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56             2,468   $         3,850              1.00%              -2.8%
12/31/2014                        1.61               379               609              1.00%               4.9%
12/31/2013                        1.53                 4                 7              1.00%               9.7%
12/31/2012                        1.39                 0                 0              1.00%               8.8%
12/31/2011                        1.28                 0                 0              1.00%               2.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.75%              -2.6%
12/31/2014                        1.63                 0                 0              0.75%               5.1%
12/31/2013                        1.55                 0                 0              0.75%              10.0%
12/31/2012                        1.41                 0                 0              0.75%               9.0%
12/31/2011                        1.29                 0                 0              0.75%               2.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.50%              -2.4%
12/31/2014                        1.65                 0                 0              0.50%               5.4%
12/31/2013                        1.57                 0                 0              0.50%              10.3%
12/31/2012                        1.42                 0                 0              0.50%               9.3%
12/31/2011                        1.30                 0                 0              0.50%               2.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.25%              -2.1%
12/31/2014                        1.68                 0                 0              0.25%               5.7%
12/31/2013                        1.59                 0                 0              0.25%              10.6%
12/31/2012                        1.43                 0                 0              0.25%               9.6%
12/31/2011                        1.31                 0                 0              0.25%               3.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67               118   $           197              0.00%              -1.9%
12/31/2014                        1.70               342               582              0.00%               5.9%
12/31/2013                        1.60               338               541              0.00%              10.8%
12/31/2012                        1.45               363               525              0.00%               9.9%
12/31/2011                        1.32                 0                 0              0.00%               3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               2.0%
                2013               2.1%
                2012               2.2%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY DISCIPLINED GROWTH FUND INVESTOR CLASS - 02507M675

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,179,508   $     3,055,143           173,140
                                                                         ===============   ===============
Receivables: investments sold                                    6,276
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,185,784
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,165,169         2,073,002   $          1.53
Band 100                                                             0                 0              1.54
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.57
Band 25                                                              0                 0              1.58
Band 0                                                          20,615            12,907              1.60
                                                       ---------------   ---------------
 Total                                                 $     3,185,784         2,085,909
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,495
Mortality & expense charges                                                                        (28,933)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,438)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,717
Realized gain distributions                                                                         44,014
Net change in unrealized appreciation (depreciation)                                               (94,315)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,584)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,022)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,438)  $            (13,559)
Net realized gain (loss)                                                      47,717                 27,506
Realized gain distributions                                                   44,014                 73,787
Net change in unrealized appreciation (depreciation)                         (94,315)               103,583
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,022)               191,317
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,725,275                211,501
Cost of units redeemed                                                      (365,325)              (219,961)
Account charges                                                                 (526)                  (488)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,359,424                 (8,948)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,334,402                182,369
Net assets, beginning                                                      1,851,382              1,669,013
                                                                --------------------   --------------------
Net assets, ending                                              $          3,185,784   $          1,851,382
                                                                ====================   ====================

Units sold                                                                 1,152,464                142,428
Units redeemed                                                              (245,301)              (150,366)
                                                                --------------------   --------------------
Net increase (decrease)                                                      907,163                 (7,938)
Units outstanding, beginning                                               1,178,746              1,186,684
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,085,909              1,178,746
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,933,341
Cost of units redeemed/account charges                                                           (2,129,311)
Net investment income (loss)                                                                        (38,234)
Net realized gain (loss)                                                                             95,868
Realized gain distributions                                                                         199,755
Net change in unrealized appreciation (depreciation)                                                124,365
                                                                                       --------------------
Net assets                                                                             $          3,185,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53             2,073   $         3,165              1.25%              -2.8%
12/31/2014                        1.57             1,178             1,851              1.25%              11.7%
12/31/2013                        1.41             1,187             1,669              1.25%              33.2%
12/31/2012                        1.06               145               153              1.25%               5.6%


                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              1.00%              -2.5%
12/31/2014                        1.58                 0                 0              1.00%              12.0%
12/31/2013                        1.41                 0                 0              1.00%              33.6%
12/31/2012                        1.06                 0                 0              1.00%               5.7%


                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%              -2.3%
12/31/2014                        1.59                 0                 0              0.75%              12.2%
12/31/2013                        1.42                 0                 0              0.75%              33.9%
12/31/2012                        1.06                 0                 0              0.75%               5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.50%              -2.1%
12/31/2014                        1.60                 0                 0              0.50%              12.5%
12/31/2013                        1.42                 0                 0              0.50%              34.2%
12/31/2012                        1.06                 0                 0              0.50%               6.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%              -1.8%
12/31/2014                        1.61                 0                 0              0.25%              12.8%
12/31/2013                        1.43                 0                 0              0.25%              34.6%
12/31/2012                        1.06                 0                 0              0.25%               6.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60                13   $            21              0.00%              -1.6%
12/31/2014                        1.62                 0                 1              0.00%              13.1%
12/31/2013                        1.43                 0                 0              0.00%              34.9%
12/31/2012                        1.06                 0                 0              0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.4%
                2013               0.7%
                2012               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY ONE CHOICE IN RETIREMENT PORTFOLIO INVESTOR CLASS - 02507F795

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,383,789   $    20,357,771         1,582,773
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (232,231)
                                                       ---------------
Net assets                                             $    19,151,558
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,819,750        10,159,021   $          1.56
Band 100                                                             0                 0              1.58
Band 75                                                              0                 0              1.61
Band 50                                                              0                 0              1.64
Band 25                                                              0                 0              1.66
Band 0                                                       3,331,808         1,968,488              1.69
                                                       ---------------   ---------------
 Total                                                 $    19,151,558        12,127,509
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       338,981
Mortality & expense charges                                                                       (181,267)
                                                                                           ---------------
Net investment income (loss)                                                                       157,714
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            60,847
Realized gain distributions                                                                        137,935
Net change in unrealized appreciation (depreciation)                                            (1,212,261)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,013,479)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (855,765)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            157,714   $             49,598
Net realized gain (loss)                                                      60,847                138,584
Realized gain distributions                                                  137,935                 50,332
Net change in unrealized appreciation (depreciation)                      (1,212,261)               (35,256)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (855,765)               203,258
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  23,057,096              1,044,960
Cost of units redeemed                                                    (7,144,384)            (2,924,665)
Account charges                                                              (16,759)                (1,472)
                                                                --------------------   --------------------
Increase (decrease)                                                       15,895,953             (1,881,177)
                                                                --------------------   --------------------
Net increase (decrease)                                                   15,040,188             (1,677,919)
Net assets, beginning                                                      4,111,370              5,789,289
                                                                --------------------   --------------------
Net assets, ending                                              $         19,151,558   $          4,111,370
                                                                ====================   ====================

Units sold                                                                14,330,765                672,633
Units redeemed                                                            (4,718,608)            (1,903,304)
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,612,157             (1,230,671)
Units outstanding, beginning                                               2,515,352              3,746,023
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,127,509              2,515,352
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         34,132,142
Cost of units redeemed/account charges                                                          (14,937,498)
Net investment income (loss)                                                                        308,212
Net realized gain (loss)                                                                            354,928
Realized gain distributions                                                                         267,756
Net change in unrealized appreciation (depreciation)                                               (973,982)
                                                                                       --------------------
Net assets                                                                             $         19,151,558
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56            10,159   $        15,820              1.25%              -2.9%
12/31/2014                        1.60             1,863             2,988              1.25%               4.9%
12/31/2013                        1.53             3,091             4,727              1.25%               9.7%
12/31/2012                        1.39             1,792             2,497              1.25%               8.8%
12/31/2011                        1.28             1,726             2,212              1.25%               2.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              1.00%              -2.7%
12/31/2014                        1.63                 0                 0              1.00%               5.1%
12/31/2013                        1.55                 0                 0              1.00%              10.0%
12/31/2012                        1.41                 0                 0              1.00%               9.0%
12/31/2011                        1.29                 0                 0              1.00%               2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%              -2.4%
12/31/2014                        1.65                 0                 0              0.75%               5.4%
12/31/2013                        1.57                 0                 0              0.75%              10.3%
12/31/2012                        1.42                 0                 0              0.75%               9.3%
12/31/2011                        1.30                 0                 0              0.75%               2.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.50%              -2.2%
12/31/2014                        1.67                 0                 0              0.50%               5.7%
12/31/2013                        1.58                 0                 0              0.50%              10.6%
12/31/2012                        1.43                 0                 0              0.50%               9.6%
12/31/2011                        1.31                 0                 0              0.50%               3.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.25%              -1.9%
12/31/2014                        1.70                 0                 0              0.25%               5.9%
12/31/2013                        1.60                 0                 0              0.25%              10.8%
12/31/2012                        1.45                 0                 0              0.25%               9.9%
12/31/2011                        1.32                 0                 0              0.25%               3.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69             1,968   $         3,332              0.00%              -1.7%
12/31/2014                        1.72               652             1,123              0.00%               6.2%
12/31/2013                        1.62               655             1,062              0.00%              11.1%
12/31/2012                        1.46                24                35              0.00%              10.1%
12/31/2011                        1.32                14                19              0.00%               3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.9%
                2014               1.9%
                2013               2.5%
                2012               2.1%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY REAL ESTATE A CLASS - 025076860

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,989,958   $     1,788,993            66,967
                                                                         ===============   ===============
Receivables: investments sold                                      973
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,990,931
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,976,549           652,189   $          3.03
Band 100                                                         3,468             1,109              3.13
Band 75                                                              0                 0              3.22
Band 50                                                              0                 0              3.32
Band 25                                                              0                 0              3.43
Band 0                                                          10,914             3,057              3.57
                                                       ---------------   ---------------
 Total                                                 $     1,990,931           656,355
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        46,401
Mortality & expense charges                                                                        (27,845)
                                                                                           ---------------
Net investment income (loss)                                                                        18,556
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           166,066
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (185,456)
                                                                                           ---------------
Net gain (loss)                                                                                    (19,390)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (834)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,556   $             11,047
Net realized gain (loss)                                                     166,066                332,292
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (185,456)               404,408
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (834)               747,747
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     694,202              1,694,733
Cost of units redeemed                                                      (970,975)            (4,198,129)
Account charges                                                               (1,418)                (5,135)
                                                                --------------------   --------------------
Increase (decrease)                                                         (278,191)            (2,508,531)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (279,025)            (1,760,784)
Net assets, beginning                                                      2,269,956              4,030,740
                                                                --------------------   --------------------
Net assets, ending                                              $          1,990,931   $          2,269,956
                                                                ====================   ====================

Units sold                                                                   227,449                693,634
Units redeemed                                                              (328,730)            (1,612,223)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (101,281)              (918,589)
Units outstanding, beginning                                                 757,636              1,676,225
                                                                --------------------   --------------------
Units outstanding, ending                                                    656,355                757,636
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         14,899,564
Cost of units redeemed/account charges                                                          (14,162,564)
Net investment income (loss)                                                                        117,635
Net realized gain (loss)                                                                            316,922
Realized gain distributions                                                                         618,409
Net change in unrealized appreciation (depreciation)                                                200,965
                                                                                       --------------------
Net assets                                                                             $          1,990,931
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.03               652   $         1,977              1.25%               1.2%
12/31/2014                        2.99               751             2,249              1.25%              27.8%
12/31/2013                        2.34             1,384             3,244              1.25%              -0.2%
12/31/2012                        2.35             1,259             2,958              1.25%              16.0%
12/31/2011                        2.03               749             1,516              1.25%              10.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.13                 1   $             3              1.00%               1.5%
12/31/2014                        3.08                 6                17              1.00%              28.1%
12/31/2013                        2.41                 1                 2              1.00%               0.0%
12/31/2012                        2.41                 0                 1              1.00%              16.3%
12/31/2011                        2.07                 0                 0              1.00%              10.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.22                 0   $             0              0.75%               1.7%
12/31/2014                        3.17                 0                 0              0.75%              28.4%
12/31/2013                        2.47                 0                 0              0.75%               0.3%
12/31/2012                        2.46                 0                 0              0.75%              16.6%
12/31/2011                        2.11                 0                 0              0.75%              10.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.32                 0   $             0              0.50%               2.0%
12/31/2014                        3.26                 0                 0              0.50%              28.7%
12/31/2013                        2.53                 0                 0              0.50%               0.5%
12/31/2012                        2.52                 0                 0              0.50%              16.9%
12/31/2011                        2.16                 0                 0              0.50%              10.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.43                 0   $             0              0.25%               2.2%
12/31/2014                        3.35                 0                 0              0.25%              29.1%
12/31/2013                        2.60                 0                 0              0.25%               0.8%
12/31/2012                        2.58                 0                 0              0.25%              17.1%
12/31/2011                        2.20                 0                 0              0.25%              11.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.57                 3   $            11              0.00%               2.5%
12/31/2014                        3.48                 1                 4              0.00%              29.4%
12/31/2013                        2.69               292               785              0.00%               1.0%
12/31/2012                        2.67               285               760              0.00%              17.4%
12/31/2011                        2.27               128               291              0.00%              11.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               1.4%
                2013               1.7%
                2012               1.1%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY REAL ESTATE INVESTOR CLASS - 025076886

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,178,406   $     3,079,565           106,861
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,479)
                                                       ---------------
Net assets                                             $     3,175,927
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,175,927         2,508,859   $          1.27
Band 100                                                             0                 0              1.29
Band 75                                                              0                 0              1.32
Band 50                                                              0                 0              1.35
Band 25                                                              0                 0              1.38
Band 0                                                               0                 0              1.41
                                                       ---------------   ---------------
 Total                                                 $     3,175,927         2,508,859
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        66,198
Mortality & expense charges                                                                        (34,239)
                                                                                           ---------------
Net investment income (loss)                                                                        31,959
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           270,505
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (270,360)
                                                                                           ---------------
Net gain (loss)                                                                                        145
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        32,104
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,959   $             14,162
Net realized gain (loss)                                                     270,505                692,148
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (270,360)               371,596
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             32,104              1,077,906
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,999,631              2,070,559
Cost of units redeemed                                                    (1,674,339)            (7,587,193)
Account charges                                                                 (562)                (8,039)
                                                                --------------------   --------------------
Increase (decrease)                                                          324,730             (5,524,673)
                                                                --------------------   --------------------
Net increase (decrease)                                                      356,834             (4,446,767)
Net assets, beginning                                                      2,819,093              7,265,860
                                                                --------------------   --------------------
Net assets, ending                                              $          3,175,927   $          2,819,093
                                                                ====================   ====================

Units sold                                                                 1,672,724              1,872,912
Units redeemed                                                            (1,423,170)            (7,069,954)
                                                                --------------------   --------------------
Net increase (decrease)                                                      249,554             (5,197,042)
Units outstanding, beginning                                               2,259,305              7,456,347
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,508,859              2,259,305
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         16,614,188
Cost of units redeemed/account charges                                                          (15,022,376)
Net investment income (loss)                                                                        135,334
Net realized gain (loss)                                                                          1,349,933
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                 98,841
                                                                                       --------------------
Net assets                                                                             $          3,175,927
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.27             2,509   $         3,176              1.25%               1.5%
12/31/2014                        1.25             2,259             2,819              1.25%              28.0%
12/31/2013                        0.97             7,456             7,266              1.25%               0.0%
12/31/2012                        0.97             7,453             7,260              1.25%              16.3%
12/31/2011                        0.84               993               832              1.25%              10.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              1.00%               1.7%
12/31/2014                        1.27                 0                 0              1.00%              28.4%
12/31/2013                        0.99                 0                 0              1.00%               0.3%
12/31/2012                        0.99                 0                 0              1.00%              16.6%
12/31/2011                        0.85                 0                 0              1.00%              10.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.75%               2.0%
12/31/2014                        1.30                 0                 0              0.75%              28.7%
12/31/2013                        1.01                 0                 0              0.75%               0.5%
12/31/2012                        1.00                 0                 0              0.75%              16.9%
12/31/2011                        0.86                 0                 0              0.75%              10.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.50%               2.2%
12/31/2014                        1.32                 0                 0              0.50%              29.0%
12/31/2013                        1.02                 0                 0              0.50%               0.8%
12/31/2012                        1.02                 0                 0              0.50%              17.2%
12/31/2011                        0.87                 0                 0              0.50%              11.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%               2.5%
12/31/2014                        1.35                 0                 0              0.25%              29.3%
12/31/2013                        1.04                 0                 0              0.25%               1.0%
12/31/2012                        1.03                 0                 0              0.25%              17.5%
12/31/2011                        0.88                 0                 0              0.25%              11.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.00%               2.7%
12/31/2014                        1.37                 0                 0              0.00%              29.7%
12/31/2013                        1.06                 0                 0              0.00%               1.3%
12/31/2012                        1.04                 0                 0              0.00%              17.8%
12/31/2011                        0.89                 0                 0              0.00%              11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               1.2%
                2013               1.8%
                2012               1.8%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SELECT INVESTOR CLASS - 025083502

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        98,021   $        94,173             1,726
                                                                         ===============   ===============
Receivables: investments sold                                       51
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        98,072
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        98,072            26,399   $          3.72
Band 100                                                             0                 0              3.83
Band 75                                                              0                 0              3.95
Band 50                                                              0                 0              4.07
Band 25                                                              0                 0              4.20
Band 0                                                               0                 0              4.88
                                                       ---------------   ---------------
 Total                                                 $        98,072            26,399
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           402
Mortality & expense charges                                                                         (1,210)
                                                                                           ---------------
Net investment income (loss)                                                                          (808)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,544
Realized gain distributions                                                                          5,663
Net change in unrealized appreciation (depreciation)                                                (6,765)
                                                                                           ---------------
Net gain (loss)                                                                                      6,442
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,634
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (808)  $               (685)
Net realized gain (loss)                                                       7,544                 12,685
Realized gain distributions                                                    5,663                  7,769
Net change in unrealized appreciation (depreciation)                          (6,765)               (12,365)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,634                  7,404
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      28,527                 24,037
Cost of units redeemed                                                       (25,387)               (30,586)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            3,140                 (6,549)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,774                    855
Net assets, beginning                                                         89,298                 88,443
                                                                --------------------   --------------------
Net assets, ending                                              $             98,072   $             89,298
                                                                ====================   ====================

Units sold                                                                     7,536                  7,554
Units redeemed                                                                (6,701)                (9,626)
                                                                --------------------   --------------------
Net increase (decrease)                                                          835                 (2,072)
Units outstanding, beginning                                                  25,564                 27,636
                                                                --------------------   --------------------
Units outstanding, ending                                                     26,399                 25,564
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            479,908
Cost of units redeemed/account charges                                                             (437,867)
Net investment income (loss)                                                                         (8,031)
Net realized gain (loss)                                                                             46,150
Realized gain distributions                                                                          14,064
Net change in unrealized appreciation (depreciation)                                                  3,848
                                                                                       --------------------
Net assets                                                                             $             98,072
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.72                26   $            98              1.25%               6.4%
12/31/2014                        3.49                26                89              1.25%               9.2%
12/31/2013                        3.20                28                88              1.25%              28.6%
12/31/2012                        2.49                24                61              1.25%              13.3%
12/31/2011                        2.20                14                32              1.25%               0.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.83                 0   $             0              1.00%               6.6%
12/31/2014                        3.59                 0                 0              1.00%               9.4%
12/31/2013                        3.28                 0                 0              1.00%              28.9%
12/31/2012                        2.55                 0                 0              1.00%              13.6%
12/31/2011                        2.24                 0                 0              1.00%               0.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.95                 0   $             0              0.75%               6.9%
12/31/2014                        3.70                 0                 0              0.75%               9.7%
12/31/2013                        3.37                 0                 0              0.75%              29.2%
12/31/2012                        2.61                 0                 0              0.75%              13.9%
12/31/2011                        2.29                 0                 0              0.75%               0.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.07                 0   $             0              0.50%               7.2%
12/31/2014                        3.80                 0                 0              0.50%              10.0%
12/31/2013                        3.46                 0                 0              0.50%              29.6%
12/31/2012                        2.67                 0                 0              0.50%              14.2%
12/31/2011                        2.34                 0                 0              0.50%               0.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.20                 0   $             0              0.25%               7.4%
12/31/2014                        3.91                 0                 0              0.25%              10.2%
12/31/2013                        3.55                 0                 0              0.25%              29.9%
12/31/2012                        2.73                 0                 0              0.25%              14.5%
12/31/2011                        2.39                 0                 0              0.25%               1.2%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.88                 0   $             0              0.00%               7.7%
12/31/2014                        4.53                 0                 0              0.00%              10.5%
12/31/2013                        4.10                 0                 0              0.00%              30.2%
12/31/2012                        3.15                 0                 0              0.00%              14.7%
12/31/2011                        2.74                 0                 0              0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.4%
                2013               0.5%
                2012               0.9%
                2011               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY DIVERSIFIED BOND FUND INVESTOR CLASS - 024932402 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.12
Band 100                                                             0                 0              1.14
Band 75                                                              0                 0              1.16
Band 50                                                              0                 0              1.17
Band 25                                                              0                 0              1.19
Band 0                                                               0                 0              1.21
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.25%              -1.0%
12/31/2014                        1.14                 0                 0              1.25%               4.7%
12/31/2013                        1.08                 0                 0              1.25%              -3.7%
12/31/2012                        1.13                 0                 0              1.25%               3.9%
12/31/2011                        1.08                 0                 0              1.25%               5.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.00%              -0.8%
12/31/2014                        1.15                 0                 0              1.00%               5.0%
12/31/2013                        1.09                 0                 0              1.00%              -3.4%
12/31/2012                        1.13                 0                 0              1.00%               4.2%
12/31/2011                        1.09                 0                 0              1.00%               6.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.75%              -0.5%
12/31/2014                        1.16                 0                 0              0.75%               5.2%
12/31/2013                        1.10                 0                 0              0.75%              -3.2%
12/31/2012                        1.14                 0                 0              0.75%               4.4%
12/31/2011                        1.09                 0                 0              0.75%               6.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.50%              -0.3%
12/31/2014                        1.18                 0                 0              0.50%               5.5%
12/31/2013                        1.11                 0                 0              0.50%              -3.0%
12/31/2012                        1.15                 0                 0              0.50%               4.7%
12/31/2011                        1.10                 0                 0              0.50%               6.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.25%               0.0%
12/31/2014                        1.19                 0                 0              0.25%               5.8%
12/31/2013                        1.12                 0                 0              0.25%              -2.7%
12/31/2012                        1.16                 0                 0              0.25%               4.9%
12/31/2011                        1.10                 0                 0              0.25%               6.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.00%               0.2%
12/31/2014                        1.20                 0                 0              0.00%               6.0%
12/31/2013                        1.13                 0                 0              0.00%              -2.5%
12/31/2012                        1.16                 0                 0              0.00%               5.2%
12/31/2011                        1.11                 0                 0              0.00%               7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY SELECT A CLASS - 025083809

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       328,719   $       326,664             5,883
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (413)
                                                       ---------------
Net assets                                             $       328,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       193,509           103,626   $          1.87
Band 100                                                       134,797            70,118              1.92
Band 75                                                              0                 0              1.98
Band 50                                                              0                 0              2.04
Band 25                                                              0                 0              2.10
Band 0                                                               0                 0              2.16
                                                       ---------------   ---------------
 Total                                                 $       328,306           173,744
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           528
Mortality & expense charges                                                                         (4,035)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,507)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            45,890
Realized gain distributions                                                                         18,847
Net change in unrealized appreciation (depreciation)                                               (41,574)
                                                                                           ---------------
Net gain (loss)                                                                                     23,163
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,656
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,507)  $             (3,080)
Net realized gain (loss)                                                      45,890                 27,898
Realized gain distributions                                                   18,847                 30,219
Net change in unrealized appreciation (depreciation)                         (41,574)               (31,796)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,656                 23,241
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     149,462                 96,585
Cost of units redeemed                                                      (177,924)              (111,944)
Account charges                                                                  (18)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,480)               (15,371)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,824)                 7,870
Net assets, beginning                                                        337,130                329,260
                                                                --------------------   --------------------
Net assets, ending                                              $            328,306   $            337,130
                                                                ====================   ====================

Units sold                                                                    79,047                 79,852
Units redeemed                                                               (95,801)               (93,010)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,754)               (13,158)
Units outstanding, beginning                                                 190,498                203,656
                                                                --------------------   --------------------
Units outstanding, ending                                                    173,744                190,498
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            774,231
Cost of units redeemed/account charges                                                             (598,386)
Net investment income (loss)                                                                        (15,089)
Net realized gain (loss)                                                                            106,675
Realized gain distributions                                                                          58,820
Net change in unrealized appreciation (depreciation)                                                  2,055
                                                                                       --------------------
Net assets                                                                             $            328,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.87               104   $           194              1.25%               6.1%
12/31/2014                        1.76               152               268              1.25%               8.9%
12/31/2013                        1.62               204               329              1.25%              28.3%
12/31/2012                        1.26               257               324              1.25%              13.0%
12/31/2011                        1.11                84                94              1.25%              -0.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.92                70   $           135              1.00%               6.4%
12/31/2014                        1.81                38                69              1.00%               9.1%
12/31/2013                        1.66                 0                 0              1.00%              28.6%
12/31/2012                        1.29                 0                 0              1.00%              13.3%
12/31/2011                        1.14                 0                 0              1.00%               0.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.75%               6.6%
12/31/2014                        1.86                 0                 0              0.75%               9.4%
12/31/2013                        1.70                 0                 0              0.75%              28.9%
12/31/2012                        1.32                 0                 0              0.75%              13.6%
12/31/2011                        1.16                 0                 0              0.75%               0.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.50%               6.9%
12/31/2014                        1.91                 0                 0              0.50%               9.7%
12/31/2013                        1.74                 0                 0              0.50%              29.3%
12/31/2012                        1.34                 0                 0              0.50%              13.9%
12/31/2011                        1.18                 0                 0              0.50%               0.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.10                 0   $             0              0.25%               7.2%
12/31/2014                        1.96                 0                 0              0.25%              10.0%
12/31/2013                        1.78                 0                 0              0.25%              29.6%
12/31/2012                        1.37                 0                 0              0.25%              14.2%
12/31/2011                        1.20                 0                 0              0.25%               0.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.00%               7.4%
12/31/2014                        2.01                 0                 0              0.00%              10.2%
12/31/2013                        1.82                 0                 0              0.00%              29.9%
12/31/2012                        1.40                 0                 0              0.00%              14.5%
12/31/2011                        1.23                 0                 0              0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.1%
                2013               0.2%
                2012               1.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP GROWTH A CLASS - 025083221

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       980,217   $       842,919            78,490
                                                                         ===============   ===============
Receivables: investments sold                                    1,703
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       981,920
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       778,560           364,372   $          2.14
Band 100                                                       203,360            92,447              2.20
Band 75                                                              0                 0              2.26
Band 50                                                              0                 0              2.33
Band 25                                                              0                 0              2.40
Band 0                                                               0                 0              2.47
                                                       ---------------   ---------------
 Total                                                 $       981,920           456,819
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (13,259)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,259)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           153,747
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (197,955)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,208)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (57,467)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,259)  $            (13,585)
Net realized gain (loss)                                                     153,747                 98,900
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (197,955)               (47,105)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (57,467)                38,210
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     343,236                127,666
Cost of units redeemed                                                      (389,585)              (351,227)
Account charges                                                                 (153)                  (109)
                                                                --------------------   --------------------
Increase (decrease)                                                          (46,502)              (223,670)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (103,969)              (185,460)
Net assets, beginning                                                      1,085,889              1,271,349
                                                                --------------------   --------------------
Net assets, ending                                              $            981,920   $          1,085,889
                                                                ====================   ====================

Units sold                                                                   175,447                119,603
Units redeemed                                                              (197,931)              (224,809)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,484)              (105,206)
Units outstanding, beginning                                                 479,303                584,509
                                                                --------------------   --------------------
Units outstanding, ending                                                    456,819                479,303
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,686,895
Cost of units redeemed/account charges                                                           (2,185,310)
Net investment income (loss)                                                                        (87,122)
Net realized gain (loss)                                                                            410,852
Realized gain distributions                                                                          19,307
Net change in unrealized appreciation (depreciation)                                                137,298
                                                                                       --------------------
Net assets                                                                             $            981,920
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.14               364   $           779              1.25%              -5.4%
12/31/2014                        2.26               425               961              1.25%               3.8%
12/31/2013                        2.18               584             1,271              1.25%              38.8%
12/31/2012                        1.57               538               844              1.25%              12.8%
12/31/2011                        1.39               569               790              1.25%              -6.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.20                92   $           203              1.00%              -5.2%
12/31/2014                        2.32                54               125              1.00%               4.1%
12/31/2013                        2.23                 0                 0              1.00%              39.1%
12/31/2012                        1.60                 0                 0              1.00%              13.1%
12/31/2011                        1.42                 1                 2              1.00%              -6.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.26                 0   $             0              0.75%              -4.9%
12/31/2014                        2.38                 0                 0              0.75%               4.4%
12/31/2013                        2.28                 0                 0              0.75%              39.4%
12/31/2012                        1.64                 0                 0              0.75%              13.4%
12/31/2011                        1.44                 0                 0              0.75%              -6.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              0.50%              -4.7%
12/31/2014                        2.45                 0                 0              0.50%               4.6%
12/31/2013                        2.34                 0                 0              0.50%              39.8%
12/31/2012                        1.67                 0                 0              0.50%              13.7%
12/31/2011                        1.47                 0                 0              0.50%              -5.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.40                 0   $             0              0.25%              -4.5%
12/31/2014                        2.51                 0                 0              0.25%               4.9%
12/31/2013                        2.39                 0                 0              0.25%              40.1%
12/31/2012                        1.71                 0                 0              0.25%              13.9%
12/31/2011                        1.50                 0                 0              0.25%              -5.6%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.47                 0   $             0              0.00%              -4.2%
12/31/2014                        2.58                 0                 0              0.00%               5.2%
12/31/2013                        2.45                 0                 0              0.00%              40.5%
12/31/2012                        1.75                 0                 0              0.00%              14.2%
12/31/2011                        1.53                 0                 0              0.00%              -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.1%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY DIVERSIFIED BOND FUND A CLASS - 024932501

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       310,362   $       319,837            29,055
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,215)
                                                       ---------------
Net assets                                             $       309,147
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       190,180           171,555   $          1.11
Band 100                                                       118,967           105,825              1.12
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.17
Band 0                                                               0                 0              1.19
                                                       ---------------   ---------------
 Total                                                 $       309,147           277,380
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,802
Mortality & expense charges                                                                         (3,834)
                                                                                           ---------------
Net investment income (loss)                                                                         3,968
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               336
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (10,861)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,525)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,557)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,968   $              1,649
Net realized gain (loss)                                                         336                  1,027
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (10,861)                 4,800
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,557)                 7,476
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     273,953                173,055
Cost of units redeemed                                                      (128,814)              (154,544)
Account charges                                                                   (2)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                          145,137                 18,507
                                                                --------------------   --------------------
Net increase (decrease)                                                      138,580                 25,983
Net assets, beginning                                                        170,567                144,584
                                                                --------------------   --------------------
Net assets, ending                                              $            309,147   $            170,567
                                                                ====================   ====================

Units sold                                                                   240,611                182,871
Units redeemed                                                              (114,382)              (166,089)
                                                                --------------------   --------------------
Net increase (decrease)                                                      126,229                 16,782
Units outstanding, beginning                                                 151,151                134,369
                                                                --------------------   --------------------
Units outstanding, ending                                                    277,380                151,151
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            659,052
Cost of units redeemed/account charges                                                             (350,859)
Net investment income (loss)                                                                          7,508
Net realized gain (loss)                                                                                526
Realized gain distributions                                                                           2,395
Net change in unrealized appreciation (depreciation)                                                 (9,475)
                                                                                       --------------------
Net assets                                                                             $            309,147
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11               172   $           190              1.25%              -1.3%
12/31/2014                        1.12                85                96              1.25%               4.3%
12/31/2013                        1.08               134               145              1.25%              -3.8%
12/31/2012                        1.12                63                70              1.25%               3.5%
12/31/2011                        1.08                44                48              1.25%               5.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12               106   $           119              1.00%              -1.0%
12/31/2014                        1.14                66                75              1.00%               4.6%
12/31/2013                        1.09                 0                 0              1.00%              -3.6%
12/31/2012                        1.13                 0                 0              1.00%               3.8%
12/31/2011                        1.09                 0                 0              1.00%               6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%              -0.8%
12/31/2014                        1.15                 0                 0              0.75%               4.9%
12/31/2013                        1.10                 0                 0              0.75%              -3.4%
12/31/2012                        1.13                 0                 0              0.75%               4.1%
12/31/2011                        1.09                 0                 0              0.75%               6.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.50%              -0.5%
12/31/2014                        1.16                 0                 0              0.50%               5.1%
12/31/2013                        1.11                 0                 0              0.50%              -3.1%
12/31/2012                        1.14                 0                 0              0.50%               4.3%
12/31/2011                        1.09                 0                 0              0.50%               6.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.25%              -0.3%
12/31/2014                        1.18                 0                 0              0.25%               5.4%
12/31/2013                        1.12                 0                 0              0.25%              -2.9%
12/31/2012                        1.15                 0                 0              0.25%               4.6%
12/31/2011                        1.10                 0                 0              0.25%               6.8%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.00%               0.0%
12/31/2014                        1.19                 0                 0              0.00%               5.7%
12/31/2013                        1.13                 0                 0              0.00%              -2.6%
12/31/2012                        1.16                 0                 0              0.00%               4.8%
12/31/2011                        1.10                 0                 0              0.00%               7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%
                2014               2.2%
                2013               1.9%
                2012               2.2%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY SMALL CAP VALUE A CLASS - 025076837

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,091,274   $     2,448,198           278,789
                                                                         ===============   ===============
Receivables: investments sold                                    8,011
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,099,285
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,750,342           548,981   $          3.19
Band 100                                                             0                 0              3.29
Band 75                                                              0                 0              3.39
Band 50                                                        135,475            38,761              3.50
Band 25                                                              0                 0              3.60
Band 0                                                         213,468            57,115              3.74
                                                       ---------------   ---------------
 Total                                                 $     2,099,285           644,857
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,093
Mortality & expense charges                                                                        (22,505)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,412)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,966
Realized gain distributions                                                                        251,775
Net change in unrealized appreciation (depreciation)                                              (303,360)
                                                                                           ---------------
Net gain (loss)                                                                                    (46,619)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (66,031)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,412)  $            (13,283)
Net realized gain (loss)                                                       4,966                 28,914
Realized gain distributions                                                  251,775                338,841
Net change in unrealized appreciation (depreciation)                        (303,360)              (243,030)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (66,031)               111,442
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     641,674              1,073,163
Cost of units redeemed                                                    (1,329,390)              (415,377)
Account charges                                                                 (595)                  (716)
                                                                --------------------   --------------------
Increase (decrease)                                                         (688,311)               657,070
                                                                --------------------   --------------------
Net increase (decrease)                                                     (754,342)               768,512
Net assets, beginning                                                      2,853,627              2,085,115
                                                                --------------------   --------------------
Net assets, ending                                              $          2,099,285   $          2,853,627
                                                                ====================   ====================

Units sold                                                                   364,929                313,728
Units redeemed                                                              (540,253)              (126,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (175,324)               187,347
Units outstanding, beginning                                                 820,181                632,834
                                                                --------------------   --------------------
Units outstanding, ending                                                    644,857                820,181
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,180,487
Cost of units redeemed/account charges                                                           (3,883,202)
Net investment income (loss)                                                                        (48,557)
Net realized gain (loss)                                                                             85,309
Realized gain distributions                                                                       1,122,172
Net change in unrealized appreciation (depreciation)                                               (356,924)
                                                                                       --------------------
Net assets                                                                             $          2,099,285
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.19               549   $         1,750              1.25%              -4.1%
12/31/2014                        3.33               562             1,870              1.25%               2.9%
12/31/2013                        3.23               530             1,712              1.25%              32.8%
12/31/2012                        2.43               443             1,078              1.25%              14.9%
12/31/2011                        2.12               351               743              1.25%              -8.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.29                 0   $             0              1.00%              -3.9%
12/31/2014                        3.42                 0                 0              1.00%               3.1%
12/31/2013                        3.32                 0                 0              1.00%              33.2%
12/31/2012                        2.49                 0                 0              1.00%              15.2%
12/31/2011                        2.16                 0                 0              1.00%              -7.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.39                 0   $             0              0.75%              -3.6%
12/31/2014                        3.52                 0                 0              0.75%               3.4%
12/31/2013                        3.40                 0                 0              0.75%              33.5%
12/31/2012                        2.55                 0                 0              0.75%              15.5%
12/31/2011                        2.21                 0                 0              0.75%              -7.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.50                39   $           135              0.50%              -3.4%
12/31/2014                        3.62                39               142              0.50%               3.7%
12/31/2013                        3.49                40               139              0.50%              33.8%
12/31/2012                        2.61                43               112              0.50%              15.8%
12/31/2011                        2.25                43                97              0.50%              -7.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.60                 0   $             0              0.25%              -3.2%
12/31/2014                        3.72                 0                 0              0.25%               3.9%
12/31/2013                        3.58                 0                 0              0.25%              34.2%
12/31/2012                        2.67                 0                 0              0.25%              16.1%
12/31/2011                        2.30                 0                 0              0.25%              -7.1%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.74                57   $           213              0.00%              -2.9%
12/31/2014                        3.85               219               842              0.00%               4.2%
12/31/2013                        3.70                63               234              0.00%              34.5%
12/31/2012                        2.75                60               166              0.00%              16.3%
12/31/2011                        2.36                55               130              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.4%
                2013               0.7%
                2012               1.3%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY SMALL CAP VALUE INVESTOR CLASS - 025076852

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,602,583   $    12,079,473         1,398,660
                                                                         ===============   ===============
Receivables: investments sold                                   13,253
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,615,836
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,684,496         2,806,645   $          3.45
Band 100                                                             0                 0              3.56
Band 75                                                              0                 0              3.67
Band 50                                                              0                 0              3.78
Band 25                                                              0                 0              3.90
Band 0                                                         931,340           224,444              4.15
                                                       ---------------   ---------------
 Total                                                 $    10,615,836         3,031,089
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        42,942
Mortality & expense charges                                                                       (150,063)
                                                                                           ---------------
Net investment income (loss)                                                                      (107,121)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           694,853
Realized gain distributions                                                                      1,271,974
Net change in unrealized appreciation (depreciation)                                            (2,118,614)
                                                                                           ---------------
Net gain (loss)                                                                                   (151,787)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (258,908)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (107,121)  $            (97,768)
Net realized gain (loss)                                                     694,853                396,111
Realized gain distributions                                                1,271,974              1,948,724
Net change in unrealized appreciation (depreciation)                      (2,118,614)            (1,750,773)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (258,908)               496,294
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,946,575              2,186,109
Cost of units redeemed                                                    (7,224,895)            (3,565,581)
Account charges                                                               (3,944)                (3,629)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,282,264)            (1,383,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,541,172)              (886,807)
Net assets, beginning                                                     16,157,008             17,043,815
                                                                --------------------   --------------------
Net assets, ending                                              $         10,615,836   $         16,157,008
                                                                ====================   ====================

Units sold                                                                   581,038                641,334
Units redeemed                                                            (2,005,790)            (1,040,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,424,752)              (399,506)
Units outstanding, beginning                                               4,455,841              4,855,347
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,031,089              4,455,841
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         32,409,533
Cost of units redeemed/account charges                                                          (30,978,267)
Net investment income (loss)                                                                       (364,328)
Net realized gain (loss)                                                                            103,538
Realized gain distributions                                                                      10,922,250
Net change in unrealized appreciation (depreciation)                                             (1,476,890)
                                                                                       --------------------
Net assets                                                                             $         10,615,836
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.45             2,807   $         9,684              1.25%              -3.9%
12/31/2014                        3.59             4,216            15,135              1.25%               3.1%
12/31/2013                        3.48             4,625            16,105              1.25%              33.2%
12/31/2012                        2.61             4,395            11,485              1.25%              15.2%
12/31/2011                        2.27             4,504            10,213              1.25%              -7.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.56                 0   $             0              1.00%              -3.6%
12/31/2014                        3.69                 0                 0              1.00%               3.4%
12/31/2013                        3.57                 0                 0              1.00%              33.6%
12/31/2012                        2.67                 0                 0              1.00%              15.5%
12/31/2011                        2.31                 0                 0              1.00%              -7.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.67                 0   $             0              0.75%              -3.4%
12/31/2014                        3.80                 0                 0              0.75%               3.6%
12/31/2013                        3.66                 0                 0              0.75%              33.9%
12/31/2012                        2.74                 0                 0              0.75%              15.8%
12/31/2011                        2.36                 0                 0              0.75%              -7.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.78                 0   $             0              0.50%              -3.2%
12/31/2014                        3.91                 0                 0              0.50%               3.9%
12/31/2013                        3.76                 0                 0              0.50%              34.2%
12/31/2012                        2.80                 0                 0              0.50%              16.1%
12/31/2011                        2.41                 0                 0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.90                 0   $             0              0.25%              -2.9%
12/31/2014                        4.02                 0                 0              0.25%               4.1%
12/31/2013                        3.86                 0                 0              0.25%              34.6%
12/31/2012                        2.87                 0                 0              0.25%              16.4%
12/31/2011                        2.46                 0                 0              0.25%              -7.0%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.15               224   $           931              0.00%              -2.7%
12/31/2014                        4.26               240             1,022              0.00%               4.4%
12/31/2013                        4.08               230               939              0.00%              34.9%
12/31/2012                        3.03               219               662              0.00%              16.7%
12/31/2011                        2.59               210               545              0.00%              -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.6%
                2013               0.9%
                2012               1.4%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY EMERGING MARKETS A CLASS - 025086851

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        24,198   $        27,619             3,263
                                                                         ===============   ===============
Receivables: investments sold                                      636
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        24,834
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        24,834            24,372   $          1.02
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.14
                                                       ---------------   ---------------
 Total                                                 $        24,834            24,372
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (201)
                                                                                           ---------------
Net investment income (loss)                                                                          (201)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (450)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (3,320)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,770)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,971)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (201)  $               (246)
Net realized gain (loss)                                                        (450)                 3,937
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (3,320)                (3,590)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,971)                   101
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      33,135                  7,247
Cost of units redeemed                                                        (9,436)               (33,675)
Account charges                                                                 (123)                  (163)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,576                (26,591)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,605                (26,490)
Net assets, beginning                                                          5,229                 31,719
                                                                --------------------   --------------------
Net assets, ending                                              $             24,834   $              5,229
                                                                ====================   ====================

Units sold                                                                    30,806                  6,298
Units redeemed                                                               (11,069)               (28,927)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,737                (22,629)
Units outstanding, beginning                                                   4,635                 27,264
                                                                --------------------   --------------------
Units outstanding, ending                                                     24,372                  4,635
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            575,037
Cost of units redeemed/account charges                                                             (513,463)
Net investment income (loss)                                                                         (9,494)
Net realized gain (loss)                                                                            (38,031)
Realized gain distributions                                                                          14,206
Net change in unrealized appreciation (depreciation)                                                 (3,421)
                                                                                       --------------------
Net assets                                                                             $             24,834
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                24   $            25              1.25%              -9.7%
12/31/2014                        1.13                 5                 5              1.25%              -3.0%
12/31/2013                        1.16                27                32              1.25%              -1.2%
12/31/2012                        1.18                41                48              1.25%              23.0%
12/31/2011                        0.96               161               154              1.25%             -22.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%              -9.4%
12/31/2014                        1.15                 0                 0              1.00%              -2.8%
12/31/2013                        1.18                 0                 0              1.00%              -1.0%
12/31/2012                        1.20                 0                 0              1.00%              23.4%
12/31/2011                        0.97                 0                 0              1.00%             -22.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -9.2%
12/31/2014                        1.18                 0                 0              0.75%              -2.6%
12/31/2013                        1.21                 0                 0              0.75%              -0.8%
12/31/2012                        1.22                 0                 0              0.75%              23.7%
12/31/2011                        0.98                 0                 0              0.75%             -22.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              -9.0%
12/31/2014                        1.20                 0                 0              0.50%              -2.3%
12/31/2013                        1.23                 0                 0              0.50%              -0.5%
12/31/2012                        1.23                 0                 0              0.50%              24.0%
12/31/2011                        1.00                 0                 0              0.50%             -22.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -8.8%
12/31/2014                        1.22                 0                 0              0.25%              -2.1%
12/31/2013                        1.25                 0                 0              0.25%              -0.3%
12/31/2012                        1.25                 0                 0              0.25%              24.3%
12/31/2011                        1.01                 0                 0              0.25%             -22.0%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.00%              -8.5%
12/31/2014                        1.25                 0                 0              0.00%              -1.8%
12/31/2013                        1.27                 0                 0              0.00%               0.0%
12/31/2012                        1.27                 0                 0              0.00%              24.6%
12/31/2011                        1.02                 0                 0              0.00%             -21.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.5%
                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY SMALL COMPANY A CLASS - 02507M824

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,341,599   $     1,202,169           110,173
                                                                         ===============   ===============
Receivables: investments sold                                    2,519
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,344,118
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,344,118           499,759   $          2.69
Band 100                                                             0                 0              2.77
Band 75                                                              0                 0              2.86
Band 50                                                              0                 0              2.95
Band 25                                                              0                 0              3.04
Band 0                                                               0                 0              3.18
                                                       ---------------   ---------------
 Total                                                 $     1,344,118           499,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,065
Mortality & expense charges                                                                        (16,827)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,762)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            92,526
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (156,268)
                                                                                           ---------------
Net gain (loss)                                                                                    (63,742)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (79,504)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,762)  $            (15,940)
Net realized gain (loss)                                                      92,526                 65,738
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (156,268)                 2,862
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (79,504)                52,660
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     541,549                298,930
Cost of units redeemed                                                      (410,591)              (269,362)
Account charges                                                                 (335)                (1,189)
                                                                --------------------   --------------------
Increase (decrease)                                                          130,623                 28,379
                                                                --------------------   --------------------
Net increase (decrease)                                                       51,119                 81,039
Net assets, beginning                                                      1,292,999              1,211,960
                                                                --------------------   --------------------
Net assets, ending                                              $          1,344,118   $          1,292,999
                                                                ====================   ====================

Units sold                                                                   195,552                107,969
Units redeemed                                                              (143,427)               (97,366)
                                                                --------------------   --------------------
Net increase (decrease)                                                       52,125                 10,603
Units outstanding, beginning                                                 447,634                437,031
                                                                --------------------   --------------------
Units outstanding, ending                                                    499,759                447,634
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,689,970
Cost of units redeemed/account charges                                                           (1,660,924)
Net investment income (loss)                                                                        (49,683)
Net realized gain (loss)                                                                            196,296
Realized gain distributions                                                                          29,029
Net change in unrealized appreciation (depreciation)                                                139,430
                                                                                       --------------------
Net assets                                                                             $          1,344,118
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.69               500   $         1,344              1.25%              -6.9%
12/31/2014                        2.89               448             1,293              1.25%               4.2%
12/31/2013                        2.77               437             1,212              1.25%              41.6%
12/31/2012                        1.96                69               135              1.25%              12.1%
12/31/2011                        1.75                53                92              1.25%              -2.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.77                 0   $             0              1.00%              -6.7%
12/31/2014                        2.97                 0                 0              1.00%               4.4%
12/31/2013                        2.85                 0                 0              1.00%              41.9%
12/31/2012                        2.00                 0                 0              1.00%              12.4%
12/31/2011                        1.78                 0                 0              1.00%              -2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.86                 0   $             0              0.75%              -6.4%
12/31/2014                        3.06                 0                 0              0.75%               4.7%
12/31/2013                        2.92                 0                 0              0.75%              42.3%
12/31/2012                        2.05                 0                 0              0.75%              12.7%
12/31/2011                        1.82                 0                 0              0.75%              -1.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.95                 0   $             0              0.50%              -6.2%
12/31/2014                        3.14                 0                 0              0.50%               4.9%
12/31/2013                        2.99                 0                 0              0.50%              42.6%
12/31/2012                        2.10                 0                 0              0.50%              13.0%
12/31/2011                        1.86                 0                 0              0.50%              -1.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.04                 0   $             0              0.25%              -6.0%
12/31/2014                        3.23                 0                 0              0.25%               5.2%
12/31/2013                        3.07                 0                 0              0.25%              43.0%
12/31/2012                        2.15                 0                 0              0.25%              13.3%
12/31/2011                        1.90                 0                 0              0.25%              -1.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.18                 0   $             0              0.00%              -5.7%
12/31/2014                        3.37                 0                 0              0.00%               5.5%
12/31/2013                        3.19                 0                 0              0.00%              43.3%
12/31/2012                        2.23                 0                 0              0.00%              13.5%
12/31/2011                        1.96                 0                 0              0.00%              -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.0%
                2013               0.0%
                2012               0.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY EMERGING MARKETS INVESTOR CLASS - 025086885

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        31,938   $        34,247             4,056
                                                                         ===============   ===============
Receivables: investments sold                                       70
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        32,008
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        32,008            30,750   $          1.04
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.09
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.14
Band 0                                                               0                 0              1.17
                                                       ---------------   ---------------
 Total                                                 $        32,008            30,750
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            20
Mortality & expense charges                                                                           (402)
                                                                                           ---------------
Net investment income (loss)                                                                          (382)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               173
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (3,494)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,321)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,703)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (382)  $               (237)
Net realized gain (loss)                                                         173                     22
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (3,494)                  (592)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,703)                  (807)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,403                  5,801
Cost of units redeemed                                                        (7,337)                     0
Account charges                                                                  (26)                   (21)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,040                  5,780
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,337                  4,973
Net assets, beginning                                                         27,671                 22,698
                                                                --------------------   --------------------
Net assets, ending                                              $             32,008   $             27,671
                                                                ====================   ====================

Units sold                                                                    13,420                  4,896
Units redeemed                                                                (6,745)                   (17)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,675                  4,879
Units outstanding, beginning                                                  24,075                 19,196
                                                                --------------------   --------------------
Units outstanding, ending                                                     30,750                 24,075
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            583,519
Cost of units redeemed/account charges                                                             (494,774)
Net investment income (loss)                                                                        (11,143)
Net realized gain (loss)                                                                            (61,494)
Realized gain distributions                                                                          18,209
Net change in unrealized appreciation (depreciation)                                                 (2,309)
                                                                                       --------------------
Net assets                                                                             $             32,008
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                31   $            32              1.25%              -9.4%
12/31/2014                        1.15                24                28              1.25%              -2.8%
12/31/2013                        1.18                19                23              1.25%              -1.0%
12/31/2012                        1.19                15                18              1.25%              23.3%
12/31/2011                        0.97               237               229              1.25%             -22.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%              -9.2%
12/31/2014                        1.17                 0                 0              1.00%              -2.6%
12/31/2013                        1.20                 0                 0              1.00%              -0.8%
12/31/2012                        1.21                 0                 0              1.00%              23.6%
12/31/2011                        0.98                 0                 0              1.00%             -22.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%              -9.0%
12/31/2014                        1.20                 0                 0              0.75%              -2.3%
12/31/2013                        1.23                 0                 0              0.75%              -0.5%
12/31/2012                        1.23                 0                 0              0.75%              23.9%
12/31/2011                        0.99                 0                 0              0.75%             -22.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%              -8.8%
12/31/2014                        1.22                 0                 0              0.50%              -2.1%
12/31/2013                        1.25                 0                 0              0.50%              -0.3%
12/31/2012                        1.25                 0                 0              0.50%              24.2%
12/31/2011                        1.01                 0                 0              0.50%             -22.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.25%              -8.5%
12/31/2014                        1.25                 0                 0              0.25%              -1.8%
12/31/2013                        1.27                 0                 0              0.25%               0.0%
12/31/2012                        1.27                 0                 0              0.25%              24.5%
12/31/2011                        1.02                 0                 0              0.25%             -21.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.00%              -8.3%
12/31/2014                        1.27                 0                 0              0.00%              -1.6%
12/31/2013                        1.29                 0                 0              0.00%               0.2%
12/31/2012                        1.29                 0                 0              0.00%              24.9%
12/31/2011                        1.03                 0                 0              0.00%             -21.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.3%
                2013               0.3%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE INVESTOR CLASS - 025085705

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    50,677,423   $    53,302,788         6,862,807
                                                                         ===============   ===============
Receivables: investments sold                                   38,722
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    50,716,145
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    49,495,599        24,400,880   $          2.03
Band 100                                                             0                 0              2.09
Band 75                                                              0                 0              2.16
Band 50                                                              0                 0              2.22
Band 25                                                              0                 0              2.29
Band 0                                                       1,220,546           507,746              2.40
                                                       ---------------   ---------------
 Total                                                 $    50,716,145       24,908,626
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       536,326
Mortality & expense charges                                                                       (646,991)
                                                                                           ---------------
Net investment income (loss)                                                                      (110,665)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           590,934
Realized gain distributions                                                                      3,526,312
Net change in unrealized appreciation (depreciation)                                            (5,366,767)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,249,521)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,360,186)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (110,665)  $           (430,771)
Net realized gain (loss)                                                     590,934                379,424
Realized gain distributions                                                3,526,312              5,316,684
Net change in unrealized appreciation (depreciation)                      (5,366,767)            (2,540,840)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,360,186)             2,724,497
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,283,866              8,581,397
Cost of units redeemed                                                    (9,819,350)            (4,944,176)
Account charges                                                               (8,792)                (9,534)
                                                                --------------------   --------------------
Increase (decrease)                                                         (544,276)             3,627,687
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,904,462)             6,352,184
Net assets, beginning                                                     52,620,607             46,268,423
                                                                --------------------   --------------------
Net assets, ending                                              $         50,716,145   $         52,620,607
                                                                ====================   ====================

Units sold                                                                 4,630,507              5,112,549
Units redeemed                                                            (4,909,215)            (3,324,887)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (278,708)             1,787,662
Units outstanding, beginning                                              25,187,334             23,399,672
                                                                --------------------   --------------------
Units outstanding, ending                                                 24,908,626             25,187,334
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         84,581,952
Cost of units redeemed/account charges                                                          (49,600,857)
Net investment income (loss)                                                                        (43,963)
Net realized gain (loss)                                                                          1,173,173
Realized gain distributions                                                                      17,231,205
Net change in unrealized appreciation (depreciation)                                             (2,625,365)
                                                                                       --------------------
Net assets                                                                             $         50,716,145
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.03            24,401   $        49,496              1.25%              -2.6%
12/31/2014                        2.08            24,691            51,411              1.25%               5.6%
12/31/2013                        1.97            22,940            45,222              1.25%              18.4%
12/31/2012                        1.67            23,883            39,780              1.25%              13.6%
12/31/2011                        1.47            21,752            31,895              1.25%              -3.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.09                 0   $             0              1.00%              -2.3%
12/31/2014                        2.14                 0                 0              1.00%               5.9%
12/31/2013                        2.02                 0                 0              1.00%              18.6%
12/31/2012                        1.70                 0                 0              1.00%              13.9%
12/31/2011                        1.50                 0                 0              1.00%              -2.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.75%              -2.1%
12/31/2014                        2.20                 0                 0              0.75%               6.2%
12/31/2013                        2.07                 0                 0              0.75%              18.9%
12/31/2012                        1.74                 0                 0              0.75%              14.2%
12/31/2011                        1.53                 0                 0              0.75%              -2.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.50%              -1.8%
12/31/2014                        2.27                 0                 0              0.50%               6.4%
12/31/2013                        2.13                 0                 0              0.50%              19.2%
12/31/2012                        1.79                 0                 0              0.50%              14.4%
12/31/2011                        1.56                 0                 0              0.50%              -2.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.25%              -1.6%
12/31/2014                        2.33                 0                 0              0.25%               6.7%
12/31/2013                        2.18                 0                 0              0.25%              19.5%
12/31/2012                        1.83                 0                 0              0.25%              14.7%
12/31/2011                        1.59                 0                 0              0.25%              -2.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.40               508   $         1,221              0.00%              -1.4%
12/31/2014                        2.44               496             1,210              0.00%               7.0%
12/31/2013                        2.28               459             1,047              0.00%              19.8%
12/31/2012                        1.90               458               870              0.00%              15.0%
12/31/2011                        1.65               417               690              0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.4%
                2013               1.3%
                2012               1.9%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY EQUITY GROWTH INVESTOR CLASS - 02507M600

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,806   $        66,689             2,346
                                                                         ===============   ===============
Receivables: investments sold                                       45
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        63,851
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        63,851            64,034   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $        63,851            64,034
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           267
Mortality & expense charges                                                                           (245)
                                                                                           ---------------
Net investment income (loss)                                                                            22
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               160
Realized gain distributions                                                                          3,983
Net change in unrealized appreciation (depreciation)                                                (2,883)
                                                                                           ---------------
Net gain (loss)                                                                                      1,260
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,282
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 22   $                  0
Net realized gain (loss)                                                         160                      0
Realized gain distributions                                                    3,983                      0
Net change in unrealized appreciation (depreciation)                          (2,883)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,282                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      66,181                      0
Cost of units redeemed                                                        (3,612)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           62,569                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,851                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             63,851   $                  0
                                                                ====================   ====================

Units sold                                                                    67,562                      0
Units redeemed                                                                (3,528)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       64,034                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     64,034                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             66,181
Cost of units redeemed/account charges                                                               (3,612)
Net investment income (loss)                                                                             22
Net realized gain (loss)                                                                                160
Realized gain distributions                                                                           3,983
Net change in unrealized appreciation (depreciation)                                                 (2,883)
                                                                                       --------------------
Net assets                                                                             $             63,851
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                64   $            64              1.25%              -5.4%
12/31/2014                        1.05                 0                 0              1.25%               5.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              -5.1%
12/31/2014                        1.06                 0                 0              1.00%               5.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%              -4.9%
12/31/2014                        1.06                 0                 0              0.75%               5.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%              -4.7%
12/31/2014                        1.06                 0                 0              0.50%               5.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              -4.4%
12/31/2014                        1.06                 0                 0              0.25%               5.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%              -4.2%
12/31/2014                        1.06                 0                 0              0.00%               6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY STRATEGIC ALLOCATION: AGGRESSIVE A CLASS - 025085887

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,694,298   $    19,666,426         2,513,791
                                                                         ===============   ===============
Receivables: investments sold                                    8,312
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    18,702,610
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,989,171         5,702,064   $          2.28
Band 100                                                     1,951,772           830,979              2.35
Band 75                                                              0                 0              2.42
Band 50                                                         34,790            13,932              2.50
Band 25                                                              0                 0              2.57
Band 0                                                       3,726,877         1,395,679              2.67
                                                       ---------------   ---------------
 Total                                                 $    18,702,610         7,942,654
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       151,325
Mortality & expense charges                                                                       (199,373)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,048)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           389,231
Realized gain distributions                                                                      1,297,236
Net change in unrealized appreciation (depreciation)                                            (2,126,140)
                                                                                           ---------------
Net gain (loss)                                                                                   (439,673)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (487,721)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,048)  $           (184,704)
Net realized gain (loss)                                                     389,231                477,864
Realized gain distributions                                                1,297,236              2,054,182
Net change in unrealized appreciation (depreciation)                      (2,126,140)            (1,205,489)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (487,721)             1,141,853
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,194,350              3,135,274
Cost of units redeemed                                                    (4,648,835)            (3,748,056)
Account charges                                                               (4,945)                (5,156)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,459,430)              (617,938)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,947,151)               523,915
Net assets, beginning                                                     20,649,761             20,125,846
                                                                --------------------   --------------------
Net assets, ending                                              $         18,702,610   $         20,649,761
                                                                ====================   ====================

Units sold                                                                 1,376,173              1,970,609
Units redeemed                                                            (1,981,839)            (2,247,315)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (605,666)              (276,706)
Units outstanding, beginning                                               8,548,320              8,825,026
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,942,654              8,548,320
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         31,817,330
Cost of units redeemed/account charges                                                          (19,169,762)
Net investment income (loss)                                                                       (186,751)
Net realized gain (loss)                                                                          1,046,682
Realized gain distributions                                                                       6,167,239
Net change in unrealized appreciation (depreciation)                                               (972,128)
                                                                                       --------------------
Net assets                                                                             $         18,702,610
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28             5,702   $        12,989              1.25%              -2.9%
12/31/2014                        2.35             6,219            14,597              1.25%               5.4%
12/31/2013                        2.23             7,139            15,892              1.25%              18.1%
12/31/2012                        1.89             5,980            11,275              1.25%              13.3%
12/31/2011                        1.66             5,046             8,397              1.25%              -3.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.35               831   $         1,952              1.00%              -2.7%
12/31/2014                        2.41               900             2,171              1.00%               5.7%
12/31/2013                        2.28               209               477              1.00%              18.4%
12/31/2012                        1.93               197               381              1.00%              13.6%
12/31/2011                        1.70               169               286              1.00%              -3.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.75%              -2.5%
12/31/2014                        2.48                 0                 0              0.75%               6.0%
12/31/2013                        2.34                 0                 0              0.75%              18.7%
12/31/2012                        1.97                 0                 0              0.75%              13.9%
12/31/2011                        1.73                 0                 0              0.75%              -2.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.50                14   $            35              0.50%              -2.2%
12/31/2014                        2.55                16                40              0.50%               6.2%
12/31/2013                        2.40                17                42              0.50%              19.0%
12/31/2012                        2.02                20                40              0.50%              14.2%
12/31/2011                        1.77                21                38              0.50%              -2.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.57                 0   $             0              0.25%              -2.0%
12/31/2014                        2.63                 0                 0              0.25%               6.5%
12/31/2013                        2.47                 0                 0              0.25%              19.3%
12/31/2012                        2.07                 0                 0              0.25%              14.4%
12/31/2011                        1.81                 0                 0              0.25%              -2.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.67             1,396   $         3,727              0.00%              -1.7%
12/31/2014                        2.72             1,414             3,841              0.00%               6.8%
12/31/2013                        2.54             1,460             3,716              0.00%              19.6%
12/31/2012                        2.13             1,401             2,983              0.00%              14.7%
12/31/2011                        1.86             1,306             2,423              0.00%              -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.1%
                2013               1.1%
                2012               1.6%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY GROWTH A CLASS - 02507M709

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,852,527   $     5,172,180           178,357
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,975)
                                                       ---------------
Net assets                                             $     4,849,552
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,017,806         2,067,024   $          1.94
Band 100                                                       337,771           168,791              2.00
Band 75                                                              0                 0              2.06
Band 50                                                         12,485             5,887              2.12
Band 25                                                              0                 0              2.18
Band 0                                                         481,490           214,210              2.25
                                                       ---------------   ---------------
 Total                                                 $     4,849,552         2,455,912
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        59,828
Mortality & expense charges                                                                        (57,666)
                                                                                           ---------------
Net investment income (loss)                                                                         2,162
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           238,782
Realized gain distributions                                                                        305,633
Net change in unrealized appreciation (depreciation)                                              (835,742)
                                                                                           ---------------
Net gain (loss)                                                                                   (291,327)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (289,165)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,162   $             (2,884)
Net realized gain (loss)                                                     238,782                273,115
Realized gain distributions                                                  305,633                564,115
Net change in unrealized appreciation (depreciation)                        (835,742)              (270,440)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (289,165)               563,906
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,393,577              1,957,319
Cost of units redeemed                                                    (1,717,076)            (1,335,044)
Account charges                                                               (1,896)                (2,151)
                                                                --------------------   --------------------
Increase (decrease)                                                         (325,395)               620,124
                                                                --------------------   --------------------
Net increase (decrease)                                                     (614,560)             1,184,030
Net assets, beginning                                                      5,464,112              4,280,082
                                                                --------------------   --------------------
Net assets, ending                                              $          4,849,552   $          5,464,112
                                                                ====================   ====================

Units sold                                                                   867,748              1,088,197
Units redeemed                                                            (1,028,340)              (784,021)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (160,592)               304,176
Units outstanding, beginning                                               2,616,504              2,312,328
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,455,912              2,616,504
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         13,941,271
Cost of units redeemed/account charges                                                          (10,473,349)
Net investment income (loss)                                                                         (6,200)
Net realized gain (loss)                                                                            563,389
Realized gain distributions                                                                       1,144,094
Net change in unrealized appreciation (depreciation)                                               (319,653)
                                                                                       --------------------
Net assets                                                                             $          4,849,552
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94             2,067   $         4,018              1.25%              -5.6%
12/31/2014                        2.06             2,193             4,514              1.25%              11.6%
12/31/2013                        1.84             2,243             4,135              1.25%              31.0%
12/31/2012                        1.41             1,570             2,210              1.25%              14.6%
12/31/2011                        1.23               694               853              1.25%               2.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.00               169   $           338              1.00%              -5.3%
12/31/2014                        2.11               190               402              1.00%              11.9%
12/31/2013                        1.89                 0                 1              1.00%              31.3%
12/31/2012                        1.44                 0                 0              1.00%              14.8%
12/31/2011                        1.25                 0                 0              1.00%               2.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.75%              -5.1%
12/31/2014                        2.17                 0                 0              0.75%              12.2%
12/31/2013                        1.93                 0                 0              0.75%              31.6%
12/31/2012                        1.47                 0                 0              0.75%              15.1%
12/31/2011                        1.28                 0                 0              0.75%               3.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 6   $            12              0.50%              -4.9%
12/31/2014                        2.23                 8                17              0.50%              12.5%
12/31/2013                        1.98                 0                 0              0.50%              32.0%
12/31/2012                        1.50                 0                 0              0.50%              15.4%
12/31/2011                        1.30                 0                 0              0.50%               3.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.25%              -4.6%
12/31/2014                        2.29                 0                 0              0.25%              12.8%
12/31/2013                        2.03                 0                 0              0.25%              32.3%
12/31/2012                        1.53                 0                 0              0.25%              15.7%
12/31/2011                        1.33                 0                 0              0.25%               3.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.25               214   $           481              0.00%              -4.4%
12/31/2014                        2.35               226               532              0.00%              13.0%
12/31/2013                        2.08                69               144              0.00%              32.6%
12/31/2012                        1.57                 0                 0              0.00%              16.0%
12/31/2011                        1.35                 0                 0              0.00%               3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.1%
                2013               1.3%
                2012               1.6%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE INVESTOR CLASS - 025085101

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,383,049   $    15,117,929         2,661,843
                                                                         ===============   ===============
Receivables: investments sold                                   44,142
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    14,427,191
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,507,861         8,100,584   $          1.67
Band 100                                                             0                 0              1.72
Band 75                                                              0                 0              1.77
Band 50                                                              0                 0              1.83
Band 25                                                              0                 0              1.88
Band 0                                                         919,330           465,217              1.98
                                                       ---------------   ---------------
 Total                                                 $    14,427,191         8,565,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        51,810
Mortality & expense charges                                                                       (162,540)
                                                                                           ---------------
Net investment income (loss)                                                                      (110,730)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            86,439
Realized gain distributions                                                                        761,231
Net change in unrealized appreciation (depreciation)                                            (1,115,979)
                                                                                           ---------------
Net gain (loss)                                                                                   (268,309)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (379,039)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (110,730)  $            (39,188)
Net realized gain (loss)                                                      86,439                184,375
Realized gain distributions                                                  761,231                720,231
Net change in unrealized appreciation (depreciation)                      (1,115,979)              (263,415)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (379,039)               602,003
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,409,421              3,314,467
Cost of units redeemed                                                    (2,807,383)            (2,265,539)
Account charges                                                               (4,426)                (4,199)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,597,612              1,044,729
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,218,573              1,646,732
Net assets, beginning                                                     13,208,618             11,561,886
                                                                --------------------   --------------------
Net assets, ending                                              $         14,427,191   $         13,208,618
                                                                ====================   ====================

Units sold                                                                 2,765,017              2,283,545
Units redeemed                                                            (1,825,446)            (1,666,260)
                                                                --------------------   --------------------
Net increase (decrease)                                                      939,571                617,285
Units outstanding, beginning                                               7,626,230              7,008,945
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,565,801              7,626,230
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         33,426,906
Cost of units redeemed/account charges                                                          (22,103,321)
Net investment income (loss)                                                                        207,068
Net realized gain (loss)                                                                            596,232
Realized gain distributions                                                                       3,035,186
Net change in unrealized appreciation (depreciation)                                               (734,880)
                                                                                       --------------------
Net assets                                                                             $         14,427,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67             8,101   $        13,508              1.25%              -2.6%
12/31/2014                        1.71             7,101            12,157              1.25%               5.0%
12/31/2013                        1.63             6,501            10,605              1.25%               8.5%
12/31/2012                        1.50             5,764             8,667              1.25%               8.2%
12/31/2011                        1.39             5,028             6,986              1.25%               2.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              1.00%              -2.4%
12/31/2014                        1.76                 0                 0              1.00%               5.2%
12/31/2013                        1.67                 0                 0              1.00%               8.8%
12/31/2012                        1.54                 0                 0              1.00%               8.5%
12/31/2011                        1.42                 0                 0              1.00%               2.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.75%              -2.1%
12/31/2014                        1.81                 0                 0              0.75%               5.5%
12/31/2013                        1.72                 0                 0              0.75%               9.0%
12/31/2012                        1.57                 0                 0              0.75%               8.8%
12/31/2011                        1.45                 0                 0              0.75%               2.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.50%              -1.9%
12/31/2014                        1.86                 0                 0              0.50%               5.7%
12/31/2013                        1.76                 0                 0              0.50%               9.3%
12/31/2012                        1.61                 0                 0              0.50%               9.0%
12/31/2011                        1.48                 0                 0              0.50%               2.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%              -1.6%
12/31/2014                        1.92                 0                 0              0.25%               6.0%
12/31/2013                        1.81                 0                 0              0.25%               9.6%
12/31/2012                        1.65                 0                 0              0.25%               9.3%
12/31/2011                        1.51                 0                 0              0.25%               3.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.98               465   $           919              0.00%              -1.4%
12/31/2014                        2.00               525             1,051              0.00%               6.3%
12/31/2013                        1.89               508               957              0.00%               9.8%
12/31/2012                        1.72               541               929              0.00%               9.6%
12/31/2011                        1.57               631               988              0.00%               3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.8%
                2013               1.1%
                2012               1.5%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY EQUITY INCOME INVESTOR CLASS - 025076100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,675,752   $    13,232,097         1,717,144
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (7,283)
                                                       ---------------
Net assets                                             $    13,668,469
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,014,304         3,644,380   $          2.47
Band 100                                                             0                 0              2.55
Band 75                                                              0                 0              2.63
Band 50                                                              0                 0              2.71
Band 25                                                              0                 0              2.80
Band 0                                                       4,654,165         1,564,716              2.97
                                                       ---------------   ---------------
 Total                                                 $    13,668,469         5,209,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       343,141
Mortality & expense charges                                                                       (125,597)
                                                                                           ---------------
Net investment income (loss)                                                                       217,544
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           697,310
Realized gain distributions                                                                        999,219
Net change in unrealized appreciation (depreciation)                                            (1,988,603)
                                                                                           ---------------
Net gain (loss)                                                                                   (292,074)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (74,530)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            217,544   $            258,259
Net realized gain (loss)                                                     697,310                551,605
Realized gain distributions                                                  999,219              1,174,836
Net change in unrealized appreciation (depreciation)                      (1,988,603)              (175,558)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (74,530)             1,809,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,385,735              1,758,189
Cost of units redeemed                                                    (4,357,881)            (3,169,570)
Account charges                                                               (4,311)                (6,043)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,976,457)            (1,417,424)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,050,987)               391,718
Net assets, beginning                                                     16,719,456             16,327,738
                                                                --------------------   --------------------
Net assets, ending                                              $         13,668,469   $         16,719,456
                                                                ====================   ====================

Units sold                                                                   583,653                745,004
Units redeemed                                                            (1,786,351)            (1,305,290)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,202,698)              (560,286)
Units outstanding, beginning                                               6,411,794              6,972,080
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,209,096              6,411,794
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         30,274,350
Cost of units redeemed/account charges                                                          (24,045,383)
Net investment income (loss)                                                                      1,609,781
Net realized gain (loss)                                                                          1,332,922
Realized gain distributions                                                                       4,053,144
Net change in unrealized appreciation (depreciation)                                                443,655
                                                                                       --------------------
Net assets                                                                             $         13,668,469
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.47             3,644   $         9,014              1.25%              -0.7%
12/31/2014                        2.49             4,793            11,934              1.25%              11.1%
12/31/2013                        2.24             5,165            11,578              1.25%              18.0%
12/31/2012                        1.90             4,837             9,190              1.25%              10.1%
12/31/2011                        1.73             4,823             8,321              1.25%               2.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.55                 0   $             0              1.00%              -0.4%
12/31/2014                        2.56                 0                 0              1.00%              11.4%
12/31/2013                        2.30                 0                 0              1.00%              18.3%
12/31/2012                        1.94                 0                 0              1.00%              10.4%
12/31/2011                        1.76                 0                 0              1.00%               2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.63                 0   $             0              0.75%              -0.2%
12/31/2014                        2.63                 0                 0              0.75%              11.6%
12/31/2013                        2.36                 0                 0              0.75%              18.6%
12/31/2012                        1.99                 0                 0              0.75%              10.7%
12/31/2011                        1.80                 0                 0              0.75%               2.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.71                 0   $             0              0.50%               0.1%
12/31/2014                        2.71                 0                 0              0.50%              11.9%
12/31/2013                        2.42                 0                 0              0.50%              18.9%
12/31/2012                        2.04                 0                 0              0.50%              11.0%
12/31/2011                        1.84                 0                 0              0.50%               3.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.80                 0   $             0              0.25%               0.3%
12/31/2014                        2.79                 0                 0              0.25%              12.2%
12/31/2013                        2.48                 0                 0              0.25%              19.2%
12/31/2012                        2.08                 0                 0              0.25%              11.2%
12/31/2011                        1.87                 0                 0              0.25%               3.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.97             1,565   $         4,654              0.00%               0.6%
12/31/2014                        2.96             1,619             4,786              0.00%              12.5%
12/31/2013                        2.63             1,807             4,750              0.00%              19.5%
12/31/2012                        2.20             1,873             4,122              0.00%              11.5%
12/31/2011                        1.97             1,874             3,698              0.00%               3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               2.5%
                2013               2.4%
                2012               2.6%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    AMERICAN CENTURY STRATEGIC ALLOCATION: CONSERVATIVE A CLASS - 025085309

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,459,460   $     6,857,507         1,192,357
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (8,806)
                                                       ---------------
Net assets                                             $     6,450,654
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,198,683         2,449,197   $          1.71
Band 100                                                     1,764,264           998,116              1.77
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.94
Band 0                                                         487,707           243,699              2.00
                                                       ---------------   ---------------
 Total                                                 $     6,450,654         3,691,012
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,121
Mortality & expense charges                                                                        (73,270)
                                                                                           ---------------
Net investment income (loss)                                                                       (63,149)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,187
Realized gain distributions                                                                        355,508
Net change in unrealized appreciation (depreciation)                                              (536,186)
                                                                                           ---------------
Net gain (loss)                                                                                   (114,491)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (177,640)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (63,149)  $            (42,175)
Net realized gain (loss)                                                      66,187                165,552
Realized gain distributions                                                  355,508                378,480
Net change in unrealized appreciation (depreciation)                        (536,186)              (168,697)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (177,640)               333,160
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,688,927              1,517,624
Cost of units redeemed                                                    (1,926,607)            (2,338,835)
Account charges                                                               (3,533)                (2,437)
                                                                --------------------   --------------------
Increase (decrease)                                                         (241,213)              (823,648)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (418,853)              (490,488)
Net assets, beginning                                                      6,869,507              7,359,995
                                                                --------------------   --------------------
Net assets, ending                                              $          6,450,654   $          6,869,507
                                                                ====================   ====================

Units sold                                                                   985,656              1,747,994
Units redeemed                                                            (1,122,062)            (2,252,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (136,406)              (504,802)
Units outstanding, beginning                                               3,827,418              4,332,220
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,691,012              3,827,418
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         17,237,966
Cost of units redeemed/account charges                                                          (12,123,096)
Net investment income (loss)                                                                        (40,243)
Net realized gain (loss)                                                                            250,484
Realized gain distributions                                                                       1,523,590
Net change in unrealized appreciation (depreciation)                                               (398,047)
                                                                                       --------------------
Net assets                                                                             $          6,450,654
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71             2,449   $         4,199              1.25%              -3.0%
12/31/2014                        1.77             2,704             4,777              1.25%               4.7%
12/31/2013                        1.69             4,120             6,953              1.25%               8.2%
12/31/2012                        1.56             3,390             5,286              1.25%               8.0%
12/31/2011                        1.44             2,637             3,809              1.25%               1.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77               998   $         1,764              1.00%              -2.7%
12/31/2014                        1.82               896             1,628              1.00%               5.0%
12/31/2013                        1.73                 5                 8              1.00%               8.5%
12/31/2012                        1.60                70               112              1.00%               8.2%
12/31/2011                        1.47                60                88              1.00%               2.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%              -2.5%
12/31/2014                        1.87                 0                 0              0.75%               5.2%
12/31/2013                        1.78                 0                 0              0.75%               8.8%
12/31/2012                        1.63                 0                 0              0.75%               8.5%
12/31/2011                        1.51                 0                 0              0.75%               2.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%              -2.2%
12/31/2014                        1.92                 0                 0              0.50%               5.5%
12/31/2013                        1.82                 0                 0              0.50%               9.0%
12/31/2012                        1.67                 0                 0              0.50%               8.8%
12/31/2011                        1.54                 0                 0              0.50%               2.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.25%              -2.0%
12/31/2014                        1.98                 0                 0              0.25%               5.8%
12/31/2013                        1.87                 0                 0              0.25%               9.3%
12/31/2012                        1.71                 0                 0              0.25%               9.0%
12/31/2011                        1.57                 0                 0              0.25%               2.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.00               244   $           488              0.00%              -1.8%
12/31/2014                        2.04               228               464              0.00%               6.0%
12/31/2013                        1.92               207               398              0.00%               9.6%
12/31/2012                        1.75               180               315              0.00%               9.3%
12/31/2011                        1.60               171               274              0.00%               3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.6%
                2013               0.9%
                2012               1.3%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               AMERICAN CENTURY EQUITY INCOME A CLASS - 025076407

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,013,194   $     9,210,323         1,132,312
                                                                         ===============   ===============
Receivables: investments sold                                       15
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,013,209
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,095,657         2,649,193   $          2.30
Band 100                                                     1,685,285           709,966              2.37
Band 75                                                              0                 0              2.45
Band 50                                                        225,870            89,499              2.52
Band 25                                                              0                 0              2.60
Band 0                                                       1,006,397           373,116              2.70
                                                       ---------------   ---------------
 Total                                                 $     9,013,209         3,821,774
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       208,647
Mortality & expense charges                                                                       (108,000)
                                                                                           ---------------
Net investment income (loss)                                                                       100,647
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           570,762
Realized gain distributions                                                                        673,352
Net change in unrealized appreciation (depreciation)                                            (1,441,826)
                                                                                           ---------------
Net gain (loss)                                                                                   (197,712)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (97,065)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            100,647   $            136,399
Net realized gain (loss)                                                     570,762                979,461
Realized gain distributions                                                  673,352                840,800
Net change in unrealized appreciation (depreciation)                      (1,441,826)              (637,889)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (97,065)             1,318,771
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,606,191              3,408,821
Cost of units redeemed                                                    (4,365,514)            (6,293,751)
Account charges                                                               (2,447)                (2,866)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,761,770)            (2,887,796)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,858,835)            (1,569,025)
Net assets, beginning                                                     11,872,044             13,441,069
                                                                --------------------   --------------------
Net assets, ending                                              $          9,013,209   $         11,872,044
                                                                ====================   ====================

Units sold                                                                   704,587              2,105,193
Units redeemed                                                            (1,903,343)            (3,425,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,198,756)            (1,320,378)
Units outstanding, beginning                                               5,020,530              6,340,908
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,821,774              5,020,530
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         27,492,142
Cost of units redeemed/account charges                                                          (23,847,463)
Net investment income (loss)                                                                        814,430
Net realized gain (loss)                                                                          2,123,475
Realized gain distributions                                                                       2,627,754
Net change in unrealized appreciation (depreciation)                                               (197,129)
                                                                                       --------------------
Net assets                                                                             $          9,013,209
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.30             2,649   $         6,096              1.25%              -0.9%
12/31/2014                        2.32             3,708             8,610              1.25%              10.7%
12/31/2013                        2.10             5,816            12,202              1.25%              17.8%
12/31/2012                        1.78             6,060            10,792              1.25%               9.8%
12/31/2011                        1.62             5,642             9,147              1.25%               2.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.37               710   $         1,685              1.00%              -0.7%
12/31/2014                        2.39               834             1,994              1.00%              10.9%
12/31/2013                        2.15                26                57              1.00%              18.1%
12/31/2012                        1.82                37                68              1.00%              10.1%
12/31/2011                        1.66                36                59              1.00%               2.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.45                 0   $             0              0.75%              -0.4%
12/31/2014                        2.46                 0                 0              0.75%              11.2%
12/31/2013                        2.21                 0                 0              0.75%              18.4%
12/31/2012                        1.87                 0                 0              0.75%              10.4%
12/31/2011                        1.69                 0                 0              0.75%               2.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.52                89   $           226              0.50%              -0.2%
12/31/2014                        2.53                99               251              0.50%              11.5%
12/31/2013                        2.27               103               235              0.50%              18.7%
12/31/2012                        1.91               113               216              0.50%              10.7%
12/31/2011                        1.73               122               211              0.50%               2.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              0.25%               0.1%
12/31/2014                        2.60                 0                 0              0.25%              11.8%
12/31/2013                        2.33                 0                 0              0.25%              19.0%
12/31/2012                        1.95                 0                 0              0.25%              11.0%
12/31/2011                        1.76                 0                 0              0.25%               3.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.70               373   $         1,006              0.00%               0.3%
12/31/2014                        2.69               378             1,017              0.00%              12.1%
12/31/2013                        2.40               395               948              0.00%              19.3%
12/31/2012                        2.01               512             1,029              0.00%              11.2%
12/31/2011                        1.81               440               795              0.00%               3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.2%
                2013               2.2%
                2012               2.4%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE INVESTOR CLASS - 025085408

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    92,853,025   $   101,155,141        14,598,626
                                                                         ===============   ===============
Receivables: investments sold                                  140,226
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    92,993,251
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    87,328,968        45,861,117   $          1.90
Band 100                                                             0                 0              1.96
Band 75                                                              0                 0              2.02
Band 50                                                              0                 0              2.09
Band 25                                                              0                 0              2.15
Band 0                                                       5,664,283         2,509,957              2.26
                                                       ---------------   ---------------
 Total                                                 $    92,993,251        48,371,074
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       804,537
Mortality & expense charges                                                                     (1,136,284)
                                                                                           ---------------
Net investment income (loss)                                                                      (331,747)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            35,267
Realized gain distributions                                                                      6,205,303
Net change in unrealized appreciation (depreciation)                                            (8,813,120)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,572,550)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,904,297)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (331,747)  $           (261,098)
Net realized gain (loss)                                                      35,267                408,347
Realized gain distributions                                                6,205,303              7,429,328
Net change in unrealized appreciation (depreciation)                      (8,813,120)            (2,847,491)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,904,297)             4,729,086
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,340,110             19,742,574
Cost of units redeemed                                                   (19,728,394)           (11,608,437)
Account charges                                                              (22,141)               (22,124)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,589,575              8,112,013
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,314,722)            12,841,099
Net assets, beginning                                                     94,307,973             81,466,874
                                                                --------------------   --------------------
Net assets, ending                                              $         92,993,251   $         94,307,973
                                                                ====================   ====================

Units sold                                                                11,602,632             11,472,564
Units redeemed                                                           (10,819,447)            (7,150,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                      783,185              4,322,251
Units outstanding, beginning                                              47,587,889             43,265,638
                                                                --------------------   --------------------
Units outstanding, ending                                                 48,371,074             47,587,889
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        177,025,026
Cost of units redeemed/account charges                                                         (109,400,588)
Net investment income (loss)                                                                      1,038,537
Net realized gain (loss)                                                                          6,040,296
Realized gain distributions                                                                      26,592,096
Net change in unrealized appreciation (depreciation)                                             (8,302,116)
                                                                                       --------------------
Net assets                                                                             $         92,993,251
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.90            45,861   $        87,329              1.25%              -3.0%
12/31/2014                        1.96            44,917            88,172              1.25%               5.4%
12/31/2013                        1.86            40,336            75,157              1.25%              14.2%
12/31/2012                        1.63            40,859            66,679              1.25%              11.4%
12/31/2011                        1.46            38,073            55,762              1.25%              -0.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              1.00%              -2.8%
12/31/2014                        2.02                 0                 0              1.00%               5.6%
12/31/2013                        1.91                 0                 0              1.00%              14.5%
12/31/2012                        1.67                 0                 0              1.00%              11.7%
12/31/2011                        1.50                 0                 0              1.00%              -0.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.75%              -2.5%
12/31/2014                        2.08                 0                 0              0.75%               5.9%
12/31/2013                        1.96                 0                 0              0.75%              14.7%
12/31/2012                        1.71                 0                 0              0.75%              12.0%
12/31/2011                        1.53                 0                 0              0.75%              -0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.09                 0   $             0              0.50%              -2.3%
12/31/2014                        2.14                 0                 0              0.50%               6.1%
12/31/2013                        2.01                 0                 0              0.50%              15.0%
12/31/2012                        1.75                 0                 0              0.50%              12.3%
12/31/2011                        1.56                 0                 0              0.50%               0.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.15                 0   $             0              0.25%              -2.0%
12/31/2014                        2.20                 0                 0              0.25%               6.4%
12/31/2013                        2.06                 0                 0              0.25%              15.3%
12/31/2012                        1.79                 0                 0              0.25%              12.5%
12/31/2011                        1.59                 0                 0              0.25%               0.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.26             2,510   $         5,664              0.00%              -1.8%
12/31/2014                        2.30             2,671             6,136              0.00%               6.7%
12/31/2013                        2.15             2,930             6,310              0.00%              15.6%
12/31/2012                        1.86             3,146             5,860              0.00%              12.8%
12/31/2011                        1.65             3,403             5,619              0.00%               0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.9%
                2013               1.1%
                2012               1.6%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN CENTURY GINNIE MAE A CLASS - 025081837

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,050,355   $     3,081,382           260,087
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (270,018)
                                                       ---------------
Net assets                                             $     2,780,337
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,501,610         1,848,001   $          1.35
Band 100                                                       234,191           167,782              1.40
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.48
Band 25                                                              0                 0              1.53
Band 0                                                          44,536            28,214              1.58
                                                       ---------------   ---------------
 Total                                                 $     2,780,337         2,043,997
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        83,643
Mortality & expense charges                                                                        (46,381)
                                                                                           ---------------
Net investment income (loss)                                                                        37,262
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,330)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (52,481)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,811)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,549)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,262   $             76,408
Net realized gain (loss)                                                      (7,330)               105,236
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (52,481)                54,307
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,549)               235,951
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,466,380             15,121,928
Cost of units redeemed                                                    (9,256,353)           (14,991,689)
Account charges                                                               (3,557)               (24,936)
                                                                --------------------   --------------------
Increase (decrease)                                                       (6,793,530)               105,303
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,816,079)               341,254
Net assets, beginning                                                      9,596,416              9,255,162
                                                                --------------------   --------------------
Net assets, ending                                              $          2,780,337   $          9,596,416
                                                                ====================   ====================

Units sold                                                                 2,084,595             11,990,053
Units redeemed                                                            (7,001,073)           (11,974,709)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,916,478)                15,344
Units outstanding, beginning                                               6,960,475              6,945,131
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,043,997              6,960,475
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         45,711,792
Cost of units redeemed/account charges                                                          (43,439,726)
Net investment income (loss)                                                                        421,675
Net realized gain (loss)                                                                            117,623
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (31,027)
                                                                                       --------------------
Net assets                                                                             $          2,780,337
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35             1,848   $         2,502              1.25%              -0.7%
12/31/2014                        1.36             6,369             8,684              1.25%               3.3%
12/31/2013                        1.32             6,453             8,516              1.25%              -3.8%
12/31/2012                        1.37             1,807             2,479              1.25%               0.8%
12/31/2011                        1.36             4,678             6,363              1.25%               5.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.40               168   $           234              1.00%              -0.5%
12/31/2014                        1.40                98               137              1.00%               3.6%
12/31/2013                        1.35                 0                 0              1.00%              -3.5%
12/31/2012                        1.40                 0                 0              1.00%               1.1%
12/31/2011                        1.39                 0                 0              1.00%               6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%              -0.2%
12/31/2014                        1.44                 0                 0              0.75%               3.8%
12/31/2013                        1.39                 0                 0              0.75%              -3.3%
12/31/2012                        1.44                 0                 0              0.75%               1.3%
12/31/2011                        1.42                 0                 0              0.75%               6.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.50%               0.0%
12/31/2014                        1.48                 0                 0              0.50%               4.1%
12/31/2013                        1.43                 0                 0              0.50%              -3.1%
12/31/2012                        1.47                 0                 0              0.50%               1.6%
12/31/2011                        1.45                 0                 0              0.50%               6.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%               0.3%
12/31/2014                        1.53                 0                 0              0.25%               4.4%
12/31/2013                        1.46                 0                 0              0.25%              -2.8%
12/31/2012                        1.50                 0                 0              0.25%               1.9%
12/31/2011                        1.48                 0                 0              0.25%               6.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                28   $            45              0.00%               0.5%
12/31/2014                        1.57               494               775              0.00%               4.6%
12/31/2013                        1.50               493               739              0.00%              -2.6%
12/31/2012                        1.54                 3                 4              0.00%               2.1%
12/31/2011                        1.51               341               514              0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.7%
                2013               2.6%
                2012               1.8%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN CENTURY STRATEGIC ALLOCATION: MODERATE A CLASS - 025085606

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,759,444   $    36,411,288         5,312,155
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (27,254)
                                                       ---------------
Net assets                                             $    33,732,190
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    21,559,247        10,541,842   $          2.05
Band 100                                                     6,750,837         3,201,482              2.11
Band 75                                                      1,318,975           606,633              2.17
Band 50                                                         15,386             6,863              2.24
Band 25                                                              0                 0              2.31
Band 0                                                       4,087,745         1,705,129              2.40
                                                       ---------------   ---------------
 Total                                                 $    33,732,190        16,061,949
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       215,489
Mortality & expense charges                                                                       (374,800)
                                                                                           ---------------
Net investment income (loss)                                                                      (159,311)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           806,155
Realized gain distributions                                                                      2,214,309
Net change in unrealized appreciation (depreciation)                                            (3,962,894)
                                                                                           ---------------
Net gain (loss)                                                                                   (942,430)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,101,741)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (159,311)  $           (172,550)
Net realized gain (loss)                                                     806,155              1,028,061
Realized gain distributions                                                2,214,309              2,976,520
Net change in unrealized appreciation (depreciation)                      (3,962,894)            (1,844,160)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,101,741)             1,987,871
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,367,956              9,763,016
Cost of units redeemed                                                   (10,100,421)           (10,777,899)
Account charges                                                              (15,396)               (14,862)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,747,861)            (1,029,745)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,849,602)               958,126
Net assets, beginning                                                     37,581,792             36,623,666
                                                                --------------------   --------------------
Net assets, ending                                              $         33,732,190   $         37,581,792
                                                                ====================   ====================

Units sold                                                                 4,951,350              7,972,340
Units redeemed                                                            (6,249,260)            (8,477,520)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,297,910)              (505,180)
Units outstanding, beginning                                              17,359,859             17,865,039
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,061,949             17,359,859
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        111,403,045
Cost of units redeemed/account charges                                                          (87,714,604)
Net investment income (loss)                                                                         32,539
Net realized gain (loss)                                                                          2,183,019
Realized gain distributions                                                                      10,480,035
Net change in unrealized appreciation (depreciation)                                             (2,651,844)
                                                                                       --------------------
Net assets                                                                             $         33,732,190
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.05            10,542   $        21,559              1.25%              -3.3%
12/31/2014                        2.12            12,095            25,589              1.25%               5.1%
12/31/2013                        2.01            14,718            29,626              1.25%              13.8%
12/31/2012                        1.77            12,896            22,817              1.25%              11.2%
12/31/2011                        1.59            11,702            18,624              1.25%              -0.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.11             3,201   $         6,751              1.00%              -3.1%
12/31/2014                        2.18             2,726             5,933              1.00%               5.4%
12/31/2013                        2.07               350               723              1.00%              14.0%
12/31/2012                        1.81               302               548              1.00%              11.5%
12/31/2011                        1.62               299               486              1.00%              -0.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.17               607   $         1,319              0.75%              -2.9%
12/31/2014                        2.24               740             1,657              0.75%               5.6%
12/31/2013                        2.12               877             1,859              0.75%              14.3%
12/31/2012                        1.85             1,028             1,905              0.75%              11.7%
12/31/2011                        1.66             1,056             1,751              0.75%              -0.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.24                 7   $            15              0.50%              -2.6%
12/31/2014                        2.30                13                31              0.50%               5.9%
12/31/2013                        2.17                10                22              0.50%              14.6%
12/31/2012                        1.90                12                22              0.50%              12.0%
12/31/2011                        1.69                13                22              0.50%              -0.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.25%              -2.4%
12/31/2014                        2.37                 0                 0              0.25%               6.2%
12/31/2013                        2.23                 0                 0              0.25%              14.9%
12/31/2012                        1.94                 0                 0              0.25%              12.3%
12/31/2011                        1.73                 0                 0              0.25%               0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.40             1,705   $         4,088              0.00%              -2.1%
12/31/2014                        2.45             1,785             4,373              0.00%               6.4%
12/31/2013                        2.30             1,909             4,394              0.00%              15.2%
12/31/2012                        2.00             1,862             3,721              0.00%              12.6%
12/31/2011                        1.77             1,795             3,186              0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.6%
                2013               0.9%
                2012               1.4%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY GROWTH A CLASS - 025083403

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,383,141   $     3,572,819           123,413
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (5,321)
                                                       ---------------
Net assets                                             $     3,377,820
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,491,722         1,119,744   $          2.23
Band 100                                                       798,723           348,106              2.29
Band 75                                                              0                 0              2.37
Band 50                                                              0                 0              2.44
Band 25                                                              0                 0              2.52
Band 0                                                          87,375            33,673              2.59
                                                       ---------------   ---------------
 Total                                                 $     3,377,820         1,501,523
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,117
Mortality & expense charges                                                                        (45,261)
                                                                                           ---------------
Net investment income (loss)                                                                       (42,144)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           115,437
Realized gain distributions                                                                        221,123
Net change in unrealized appreciation (depreciation)                                              (155,426)
                                                                                           ---------------
Net gain (loss)                                                                                    181,134
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       138,990
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (42,144)  $            (52,891)
Net realized gain (loss)                                                     115,437                327,138
Realized gain distributions                                                  221,123                859,098
Net change in unrealized appreciation (depreciation)                        (155,426)              (778,031)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            138,990                355,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     777,780              1,076,934
Cost of units redeemed                                                    (1,791,480)            (2,309,104)
Account charges                                                               (1,968)                (4,180)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,015,668)            (1,236,350)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (876,678)              (881,036)
Net assets, beginning                                                      4,254,498              5,135,534
                                                                --------------------   --------------------
Net assets, ending                                              $          3,377,820   $          4,254,498
                                                                ====================   ====================

Units sold                                                                   352,376                814,849
Units redeemed                                                              (806,391)            (1,450,091)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (454,015)              (635,242)
Units outstanding, beginning                                               1,955,538              2,590,780
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,501,523              1,955,538
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,294,175
Cost of units redeemed/account charges                                                           (8,984,470)
Net investment income (loss)                                                                       (185,702)
Net realized gain (loss)                                                                            833,761
Realized gain distributions                                                                       1,609,734
Net change in unrealized appreciation (depreciation)                                               (189,678)
                                                                                       --------------------
Net assets                                                                             $          3,377,820
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.23             1,120   $         2,492              1.25%               3.0%
12/31/2014                        2.16             1,606             3,469              1.25%               9.6%
12/31/2013                        1.97             2,474             4,877              1.25%              27.5%
12/31/2012                        1.55             2,716             4,200              1.25%              12.2%
12/31/2011                        1.38             1,701             2,345              1.25%              -2.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.29               348   $           799              1.00%               3.3%
12/31/2014                        2.22               313               694              1.00%               9.8%
12/31/2013                        2.02                15                30              1.00%              27.8%
12/31/2012                        1.58                14                23              1.00%              12.5%
12/31/2011                        1.41                 0                 0              1.00%              -2.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.37                 0   $             0              0.75%               3.6%
12/31/2014                        2.28                 0                 0              0.75%              10.1%
12/31/2013                        2.08                 0                 0              0.75%              28.1%
12/31/2012                        1.62                 0                 0              0.75%              12.8%
12/31/2011                        1.44                 0                 0              0.75%              -1.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.50%               3.8%
12/31/2014                        2.35                 0                 0              0.50%              10.4%
12/31/2013                        2.13                 0                 0              0.50%              28.4%
12/31/2012                        1.66                 0                 0              0.50%              13.1%
12/31/2011                        1.47                 0                 0              0.50%              -1.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.52                 0   $             0              0.25%               4.1%
12/31/2014                        2.42                 0                 0              0.25%              10.7%
12/31/2013                        2.18                 0                 0              0.25%              28.8%
12/31/2012                        1.70                 0                 0              0.25%              13.4%
12/31/2011                        1.50                 0                 0              0.25%              -1.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.59                34   $            87              0.00%               4.3%
12/31/2014                        2.49                37                91              0.00%              10.9%
12/31/2013                        2.24               102               228              0.00%              29.1%
12/31/2012                        1.74               193               335              0.00%              13.6%
12/31/2011                        1.53               192               294              0.00%              -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.0%
                2013               0.1%
                2012               1.0%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY ULTRA A CLASS - 025083858

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       902,964   $       782,748            26,760
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (62)
                                                       ---------------
Net assets                                             $       902,902
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       579,250           254,233   $          2.28
Band 100                                                       323,652           137,765              2.35
Band 75                                                              0                 0              2.42
Band 50                                                              0                 0              2.50
Band 25                                                              0                 0              2.58
Band 0                                                               0                 0              2.67
                                                       ---------------   ---------------
 Total                                                 $       902,902           391,998
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (9,994)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,994)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,409
Realized gain distributions                                                                         46,302
Net change in unrealized appreciation (depreciation)                                               (64,854)
                                                                                           ---------------
Net gain (loss)                                                                                     44,857
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        34,863
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,994)  $             (9,234)
Net realized gain (loss)                                                      63,409                 79,936
Realized gain distributions                                                   46,302                 54,132
Net change in unrealized appreciation (depreciation)                         (64,854)               (65,526)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             34,863                 59,308
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     291,313                112,661
Cost of units redeemed                                                      (195,777)              (248,681)
Account charges                                                                 (134)                  (158)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,402               (136,178)
                                                                --------------------   --------------------
Net increase (decrease)                                                      130,265                (76,870)
Net assets, beginning                                                        772,637                849,507
                                                                --------------------   --------------------
Net assets, ending                                              $            902,902   $            772,637
                                                                ====================   ====================

Units sold                                                                   132,461                124,077
Units redeemed                                                               (92,518)              (194,126)
                                                                --------------------   --------------------
Net increase (decrease)                                                       39,943                (70,049)
Units outstanding, beginning                                                 352,055                422,104
                                                                --------------------   --------------------
Units outstanding, ending                                                    391,998                352,055
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,873,132
Cost of units redeemed/account charges                                                           (1,373,427)
Net investment income (loss)                                                                        (66,453)
Net realized gain (loss)                                                                             71,698
Realized gain distributions                                                                         277,736
Net change in unrealized appreciation (depreciation)                                                120,216
                                                                                       --------------------
Net assets                                                                             $            902,902
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28               254   $           579              1.25%               4.6%
12/31/2014                        2.18               262               571              1.25%               8.3%
12/31/2013                        2.01               422               850              1.25%              34.9%
12/31/2012                        1.49               411               614              1.25%              12.5%
12/31/2011                        1.33               416               552              1.25%              -0.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.35               138   $           324              1.00%               4.8%
12/31/2014                        2.24                90               202              1.00%               8.5%
12/31/2013                        2.06                 0                 0              1.00%              35.2%
12/31/2012                        1.53                 0                 0              1.00%              12.8%
12/31/2011                        1.35                 0                 0              1.00%               0.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.75%               5.1%
12/31/2014                        2.30                 0                 0              0.75%               8.8%
12/31/2013                        2.12                 0                 0              0.75%              35.6%
12/31/2012                        1.56                 0                 0              0.75%              13.0%
12/31/2011                        1.38                 0                 0              0.75%               0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.50%               5.4%
12/31/2014                        2.37                 0                 0              0.50%               9.1%
12/31/2013                        2.17                 0                 0              0.50%              35.9%
12/31/2012                        1.60                 0                 0              0.50%              13.3%
12/31/2011                        1.41                 0                 0              0.50%               0.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.58                 0   $             0              0.25%               5.6%
12/31/2014                        2.44                 0                 0              0.25%               9.3%
12/31/2013                        2.23                 0                 0              0.25%              36.2%
12/31/2012                        1.64                 0                 0              0.25%              13.6%
12/31/2011                        1.44                 0                 0              0.25%               0.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.67                 0   $             0              0.00%               5.9%
12/31/2014                        2.52                 0                 0              0.00%               9.6%
12/31/2013                        2.30                 0                 0              0.00%              36.6%
12/31/2012                        1.68                 0                 0              0.00%              13.9%
12/31/2011                        1.48                 0                 0              0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.1%
                2013               0.1%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  AMERICAN CENTURY HERITAGE A CLASS - 025083767

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,880,645   $    13,153,859           589,465
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (97,238)
                                                       ---------------
Net assets                                             $    11,783,407
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,883,946         2,815,986   $          3.51
Band 100                                                       738,282           203,993              3.62
Band 75                                                              0                 0              3.73
Band 50                                                        778,475           202,318              3.85
Band 25                                                              0                 0              3.97
Band 0                                                         382,704            92,799              4.12
                                                       ---------------   ---------------
 Total                                                 $    11,783,407         3,315,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (151,397)
                                                                                           ---------------
Net investment income (loss)                                                                      (151,397)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           881,897
Realized gain distributions                                                                      1,420,033
Net change in unrealized appreciation (depreciation)                                            (1,974,460)
                                                                                           ---------------
Net gain (loss)                                                                                    327,470
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       176,073
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (151,397)  $           (170,953)
Net realized gain (loss)                                                     881,897              2,709,197
Realized gain distributions                                                1,420,033              2,120,162
Net change in unrealized appreciation (depreciation)                      (1,974,460)            (3,736,389)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            176,073                922,017
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,549,671              2,945,747
Cost of units redeemed                                                    (6,121,565)           (11,548,616)
Account charges                                                               (1,718)                (2,607)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,573,612)            (8,605,476)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,397,539)            (7,683,459)
Net assets, beginning                                                     14,180,946             21,864,405
                                                                --------------------   --------------------
Net assets, ending                                              $         11,783,407   $         14,180,946
                                                                ====================   ====================

Units sold                                                                 1,172,891              1,020,817
Units redeemed                                                            (1,861,745)            (3,598,744)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (688,854)            (2,577,927)
Units outstanding, beginning                                               4,003,950              6,581,877
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,315,096              4,003,950
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         41,886,985
Cost of units redeemed/account charges                                                          (40,550,499)
Net investment income (loss)                                                                     (1,210,210)
Net realized gain (loss)                                                                          5,827,282
Realized gain distributions                                                                       7,103,063
Net change in unrealized appreciation (depreciation)                                             (1,273,214)
                                                                                       --------------------
Net assets                                                                             $         11,783,407
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.51             2,816   $         9,884              1.25%               0.4%
12/31/2014                        3.50             3,441            12,032              1.25%               6.5%
12/31/2013                        3.28             5,923            19,438              1.25%              29.0%
12/31/2012                        2.54             6,686            17,007              1.25%              14.3%
12/31/2011                        2.22             6,474            14,404              1.25%              -7.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.62               204   $           738              1.00%               0.6%
12/31/2014                        3.60               180               648              1.00%               6.8%
12/31/2013                        3.37                 0                 0              1.00%              29.3%
12/31/2012                        2.60                 0                 0              1.00%              14.6%
12/31/2011                        2.27                 0                 0              1.00%              -7.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.73                 0   $             0              0.75%               0.9%
12/31/2014                        3.70                 0                 0              0.75%               7.1%
12/31/2013                        3.45                 0                 0              0.75%              29.7%
12/31/2012                        2.66                 0                 0              0.75%              14.9%
12/31/2011                        2.32                 0                 0              0.75%              -7.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.85               202   $           778              0.50%               1.1%
12/31/2014                        3.80               203               773              0.50%               7.3%
12/31/2013                        3.54               241               855              0.50%              30.0%
12/31/2012                        2.73               217               591              0.50%              15.2%
12/31/2011                        2.37               222               526              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.97                 0   $             0              0.25%               1.4%
12/31/2014                        3.91                 0                 0              0.25%               7.6%
12/31/2013                        3.64                 0                 0              0.25%              30.3%
12/31/2012                        2.79                 0                 0              0.25%              15.5%
12/31/2011                        2.42                 0                 0              0.25%              -7.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.12                93   $           383              0.00%               1.6%
12/31/2014                        4.06               179               727              0.00%               7.9%
12/31/2013                        3.76               418             1,572              0.00%              30.6%
12/31/2012                        2.88               751             2,162              0.00%              15.8%
12/31/2011                        2.49               710             1,765              0.00%              -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY ULTRA INVESTOR CLASS - 025083882

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,201,608   $     1,892,657            62,829
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,335)
                                                       ---------------
Net assets                                             $     2,200,273
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,200,273           535,108   $          4.11
Band 100                                                             0                 0              4.24
Band 75                                                              0                 0              4.37
Band 50                                                              0                 0              4.51
Band 25                                                              0                 0              4.65
Band 0                                                               0                 0              5.39
                                                       ---------------   ---------------
 Total                                                 $     2,200,273           535,108
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,930
Mortality & expense charges                                                                        (28,364)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,434)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            93,492
Realized gain distributions                                                                        108,694
Net change in unrealized appreciation (depreciation)                                               (68,322)
                                                                                           ---------------
Net gain (loss)                                                                                    133,864
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       110,430
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,434)  $            (16,781)
Net realized gain (loss)                                                      93,492                 34,613
Realized gain distributions                                                  108,694                154,375
Net change in unrealized appreciation (depreciation)                         (68,322)                (6,211)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            110,430                165,996
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     131,286                623,204
Cost of units redeemed                                                      (317,505)              (124,833)
Account charges                                                               (3,501)                (3,852)
                                                                --------------------   --------------------
Increase (decrease)                                                         (189,720)               494,519
                                                                --------------------   --------------------
Net increase (decrease)                                                      (79,290)               660,515
Net assets, beginning                                                      2,279,563              1,619,048
                                                                --------------------   --------------------
Net assets, ending                                              $          2,200,273   $          2,279,563
                                                                ====================   ====================

Units sold                                                                    36,606                168,566
Units redeemed                                                               (82,703)               (35,443)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (46,097)               133,123
Units outstanding, beginning                                                 581,205                448,082
                                                                --------------------   --------------------
Units outstanding, ending                                                    535,108                581,205
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,839,732
Cost of units redeemed/account charges                                                           (3,504,879)
Net investment income (loss)                                                                       (102,948)
Net realized gain (loss)                                                                            246,119
Realized gain distributions                                                                         413,298
Net change in unrealized appreciation (depreciation)                                                308,951
                                                                                       --------------------
Net assets                                                                             $          2,200,273
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.11               535   $         2,200              1.25%               4.8%
12/31/2014                        3.92               581             2,280              1.25%               8.5%
12/31/2013                        3.61               448             1,619              1.25%              35.2%
12/31/2012                        2.67               250               667              1.25%              12.8%
12/31/2011                        2.37               264               626              1.25%              -0.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.24                 0   $             0              1.00%               5.1%
12/31/2014                        4.03                 0                 0              1.00%               8.8%
12/31/2013                        3.71                 0                 0              1.00%              35.6%
12/31/2012                        2.73                 0                 0              1.00%              13.0%
12/31/2011                        2.42                 0                 0              1.00%               0.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.37                 0   $             0              0.75%               5.4%
12/31/2014                        4.15                 0                 0              0.75%               9.1%
12/31/2013                        3.80                 0                 0              0.75%              35.9%
12/31/2012                        2.80                 0                 0              0.75%              13.3%
12/31/2011                        2.47                 0                 0              0.75%               0.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.51                 0   $             0              0.50%               5.6%
12/31/2014                        4.27                 0                 0              0.50%               9.4%
12/31/2013                        3.90                 0                 0              0.50%              36.2%
12/31/2012                        2.86                 0                 0              0.50%              13.6%
12/31/2011                        2.52                 0                 0              0.50%               0.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.65                 0   $             0              0.25%               5.9%
12/31/2014                        4.39                 0                 0              0.25%               9.6%
12/31/2013                        4.00                 0                 0              0.25%              36.6%
12/31/2012                        2.93                 0                 0              0.25%              13.9%
12/31/2011                        2.57                 0                 0              0.25%               0.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.39                 0   $             0              0.00%               6.2%
12/31/2014                        5.08                 0                 0              0.00%               9.9%
12/31/2013                        4.62                 0                 0              0.00%              36.9%
12/31/2012                        3.38                 0                 0              0.00%              14.2%
12/31/2011                        2.96                 0                 0              0.00%               1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.4%
                2013               0.4%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              AMERICAN CENTURY HERITAGE INVESTOR CLASS - 025083791

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,520,924   $     4,022,552           165,833
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (273)
                                                       ---------------
Net assets                                             $     3,520,651
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,520,651         3,195,940   $          1.10
Band 100                                                             0                 0              1.11
Band 75                                                              0                 0              1.11
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.13
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $     3,520,651         3,195,940
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (38,691)
                                                                                           ---------------
Net investment income (loss)                                                                       (38,691)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,700)
Realized gain distributions                                                                        401,478
Net change in unrealized appreciation (depreciation)                                              (413,763)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,985)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (56,676)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (38,691)  $            (30,781)
Net realized gain (loss)                                                      (5,700)                17,124
Realized gain distributions                                                  401,478                347,749
Net change in unrealized appreciation (depreciation)                        (413,763)              (171,244)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (56,676)               162,848
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,975,016                 99,451
Cost of units redeemed                                                      (883,510)              (309,347)
Account charges                                                                 (851)                (1,179)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,090,655               (211,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,033,979                (48,227)
Net assets, beginning                                                      2,486,672              2,534,899
                                                                --------------------   --------------------
Net assets, ending                                              $          3,520,651   $          2,486,672
                                                                ====================   ====================

Units sold                                                                 1,704,391                100,755
Units redeemed                                                              (780,272)              (302,692)
                                                                --------------------   --------------------
Net increase (decrease)                                                      924,119               (201,937)
Units outstanding, beginning                                               2,271,821              2,473,758
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,195,940              2,271,821
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,558,420
Cost of units redeemed/account charges                                                           (1,225,155)
Net investment income (loss)                                                                        (71,681)
Net realized gain (loss)                                                                             11,468
Realized gain distributions                                                                         749,227
Net change in unrealized appreciation (depreciation)                                               (501,628)
                                                                                       --------------------
Net assets                                                                             $          3,520,651
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10             3,196   $         3,521              1.25%               0.6%
12/31/2014                        1.09             2,272             2,487              1.25%               6.8%
12/31/2013                        1.02             2,474             2,535              1.25%               2.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.00%               0.9%
12/31/2014                        1.10                 0                 0              1.00%               7.1%
12/31/2013                        1.02                 0                 0              1.00%               2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.75%               1.1%
12/31/2014                        1.10                 0                 0              0.75%               7.4%
12/31/2013                        1.03                 0                 0              0.75%               2.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%               1.4%
12/31/2014                        1.10                 0                 0              0.50%               7.6%
12/31/2013                        1.03                 0                 0              0.50%               2.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%               1.7%
12/31/2014                        1.11                 0                 0              0.25%               7.9%
12/31/2013                        1.03                 0                 0              0.25%               2.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%               1.9%
12/31/2014                        1.11                 0                 0              0.00%               8.2%
12/31/2013                        1.03                 0                 0              0.00%               2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                AMERICAN CENTURY VALUE INVESTOR CLASS - 025076506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,604,774   $     1,764,389           211,097
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,541)
                                                       ---------------
Net assets                                             $     1,602,233
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,602,233         1,065,183   $          1.50
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.56
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $     1,602,233         1,065,183
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        24,985
Mortality & expense charges                                                                        (20,737)
                                                                                           ---------------
Net investment income (loss)                                                                         4,248
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,901
Realized gain distributions                                                                        102,250
Net change in unrealized appreciation (depreciation)                                              (214,787)
                                                                                           ---------------
Net gain (loss)                                                                                    (96,636)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (92,388)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,248   $              6,293
Net realized gain (loss)                                                      15,901                 14,457
Realized gain distributions                                                  102,250                 99,558
Net change in unrealized appreciation (depreciation)                        (214,787)                55,171
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (92,388)               175,479
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     212,097              1,890,965
Cost of units redeemed                                                      (337,658)              (246,261)
Account charges                                                                  (64)                   (41)
                                                                --------------------   --------------------
Increase (decrease)                                                         (125,625)             1,644,663
                                                                --------------------   --------------------
Net increase (decrease)                                                     (218,013)             1,820,142
Net assets, beginning                                                      1,820,246                    104
                                                                --------------------   --------------------
Net assets, ending                                              $          1,602,233   $          1,820,246
                                                                ====================   ====================

Units sold                                                                   137,969              1,307,139
Units redeemed                                                              (216,052)              (163,946)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (78,083)             1,143,193
Units outstanding, beginning                                               1,143,266                     73
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,065,183              1,143,266
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,103,165
Cost of units redeemed/account charges                                                             (584,024)
Net investment income (loss)                                                                         10,541
Net realized gain (loss)                                                                             30,358
Realized gain distributions                                                                         201,808
Net change in unrealized appreciation (depreciation)                                               (159,615)
                                                                                       --------------------
Net assets                                                                             $          1,602,233
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50             1,065   $         1,602              1.25%              -5.5%
12/31/2014                        1.59             1,143             1,820              1.25%              11.5%
12/31/2013                        1.43                 0                 0              1.25%              29.5%
12/31/2012                        1.10                 0                 0              1.25%              10.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%              -5.3%
12/31/2014                        1.60                 0                 0              1.00%              11.8%
12/31/2013                        1.43                 0                 0              1.00%              29.8%
12/31/2012                        1.10                 0                 0              1.00%              10.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -5.1%
12/31/2014                        1.61                 0                 0              0.75%              12.0%
12/31/2013                        1.44                 0                 0              0.75%              30.1%
12/31/2012                        1.11                 0                 0              0.75%              10.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              -4.8%
12/31/2014                        1.62                 0                 0              0.50%              12.3%
12/31/2013                        1.45                 0                 0              0.50%              30.4%
12/31/2012                        1.11                 0                 0              0.50%              10.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              -4.6%
12/31/2014                        1.63                 0                 0              0.25%              12.6%
12/31/2013                        1.45                 0                 0              0.25%              30.8%
12/31/2012                        1.11                 0                 0              0.25%              11.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%              -4.3%
12/31/2014                        1.64                 0                 0              0.00%              12.9%
12/31/2013                        1.46                 0                 0              0.00%              31.1%
12/31/2012                        1.11                 0                 0              0.00%              11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               2.7%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN CENTURY INCOME & GROWTH INVESTOR CLASS - 02507M303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,367,619   $     1,539,409            41,936
                                                                         ===============   ===============
Receivables: investments sold                                    3,288
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,370,907
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,370,907           803,564   $          1.71
Band 100                                                             0                 0              1.76
Band 75                                                              0                 0              1.81
Band 50                                                              0                 0              1.87
Band 25                                                              0                 0              1.93
Band 0                                                               0                 0              2.11
                                                       ---------------   ---------------
 Total                                                 $     1,370,907           803,564
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        26,255
Mortality & expense charges                                                                        (12,581)
                                                                                           ---------------
Net investment income (loss)                                                                        13,674
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,414
Realized gain distributions                                                                         86,060
Net change in unrealized appreciation (depreciation)                                              (234,965)
                                                                                           ---------------
Net gain (loss)                                                                                   (119,491)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (105,817)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,674   $              1,846
Net realized gain (loss)                                                      29,414                 12,975
Realized gain distributions                                                   86,060                 11,254
Net change in unrealized appreciation (depreciation)                        (234,965)                (2,678)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (105,817)                23,397
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,410,533                 13,988
Cost of units redeemed                                                    (1,155,341)               (36,946)
Account charges                                                                  (91)                   (30)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,255,101                (22,988)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,149,284                    409
Net assets, beginning                                                        221,623                221,214
                                                                --------------------   --------------------
Net assets, ending                                              $          1,370,907   $            221,623
                                                                ====================   ====================

Units sold                                                                 1,324,206                  8,214
Units redeemed                                                              (641,663)               (21,419)
                                                                --------------------   --------------------
Net increase (decrease)                                                      682,543                (13,205)
Units outstanding, beginning                                                 121,021                134,226
                                                                --------------------   --------------------
Units outstanding, ending                                                    803,564                121,021
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,056,619
Cost of units redeemed/account charges                                                           (1,690,798)
Net investment income (loss)                                                                         28,887
Net realized gain (loss)                                                                            (12,073)
Realized gain distributions                                                                         160,062
Net change in unrealized appreciation (depreciation)                                               (171,790)
                                                                                       --------------------
Net assets                                                                             $          1,370,907
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71               804   $         1,371              1.25%              -6.8%
12/31/2014                        1.83               121               222              1.25%              11.1%
12/31/2013                        1.65               134               221              1.25%              34.0%
12/31/2012                        1.23               124               152              1.25%              13.1%
12/31/2011                        1.09               118               128              1.25%               1.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              1.00%              -6.6%
12/31/2014                        1.88                 0                 0              1.00%              11.4%
12/31/2013                        1.69                 0                 0              1.00%              34.4%
12/31/2012                        1.26                 0                 0              1.00%              13.4%
12/31/2011                        1.11                 0                 0              1.00%               2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.75%              -6.4%
12/31/2014                        1.94                 0                 0              0.75%              11.7%
12/31/2013                        1.73                 0                 0              0.75%              34.7%
12/31/2012                        1.29                 0                 0              0.75%              13.7%
12/31/2011                        1.13                 0                 0              0.75%               2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.50%              -6.1%
12/31/2014                        1.99                 0                 0              0.50%              12.0%
12/31/2013                        1.78                 0                 0              0.50%              35.0%
12/31/2012                        1.32                 0                 0              0.50%              13.9%
12/31/2011                        1.16                 0                 0              0.50%               2.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.25%              -5.9%
12/31/2014                        2.05                 0                 0              0.25%              12.2%
12/31/2013                        1.83                 0                 0              0.25%              35.4%
12/31/2012                        1.35                 0                 0              0.25%              14.2%
12/31/2011                        1.18                 0                 0              0.25%               2.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.00%              -5.7%
12/31/2014                        2.23                 0                 0              0.00%              12.5%
12/31/2013                        1.98                 0                 0              0.00%              35.7%
12/31/2012                        1.46                 0                 0              0.00%              14.5%
12/31/2011                        1.28                 0                 0              0.00%               3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%
                2014               2.1%
                2013               2.2%
                2012               2.2%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AMERICAN CENTURY VALUE A CLASS - 025076803

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,654   $        25,840             3,117
                                                                         ===============   ===============
Receivables: investments sold                                       10
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        23,664
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        23,664            15,852   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.56
                                                       ---------------   ---------------
 Total                                                 $        23,664            15,852
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           492
Mortality & expense charges                                                                           (548)
                                                                                           ---------------
Net investment income (loss)                                                                           (56)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               834
Realized gain distributions                                                                          1,511
Net change in unrealized appreciation (depreciation)                                                (4,277)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,932)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,988)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (56)  $                 28
Net realized gain (loss)                                                         834                     33
Realized gain distributions                                                    1,511                  2,633
Net change in unrealized appreciation (depreciation)                          (4,277)                 1,693
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,988)                 4,387
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,516                  4,507
Cost of units redeemed                                                       (22,956)                  (311)
Account charges                                                                  (41)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                          (19,481)                 4,195
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,469)                 8,582
Net assets, beginning                                                         45,133                 36,551
                                                                --------------------   --------------------
Net assets, ending                                              $             23,664   $             45,133
                                                                ====================   ====================

Units sold                                                                     2,260                  3,003
Units redeemed                                                               (14,902)                  (205)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,642)                 2,798
Units outstanding, beginning                                                  28,494                 25,696
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,852                 28,494
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             44,029
Cost of units redeemed/account charges                                                              (23,309)
Net investment income (loss)                                                                            119
Net realized gain (loss)                                                                                867
Realized gain distributions                                                                           4,144
Net change in unrealized appreciation (depreciation)                                                 (2,186)
                                                                                       --------------------
Net assets                                                                             $             23,664
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                16   $            24              1.25%             -5.8%
12/31/2014                        1.58                28                45              1.25%             11.4%
12/31/2013                        1.42                26                37              1.25%             29.0%
12/31/2012                        1.10                 0                 0              1.25%             10.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%             -5.5%
12/31/2014                        1.59                 0                 0              1.00%             11.6%
12/31/2013                        1.43                 0                 0              1.00%             29.3%
12/31/2012                        1.10                 0                 0              1.00%             10.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%             -5.3%
12/31/2014                        1.60                 0                 0              0.75%             11.9%
12/31/2013                        1.43                 0                 0              0.75%             29.6%
12/31/2012                        1.11                 0                 0              0.75%             10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%             -5.0%
12/31/2014                        1.62                 0                 0              0.50%             12.2%
12/31/2013                        1.44                 0                 0              0.50%             30.0%
12/31/2012                        1.11                 0                 0              0.50%             10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -4.8%
12/31/2014                        1.63                 0                 0              0.25%             12.5%
12/31/2013                        1.45                 0                 0              0.25%             30.3%
12/31/2012                        1.11                 0                 0              0.25%             10.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.00%             -4.6%
12/31/2014                        1.64                 0                 0              0.00%             12.8%
12/31/2013                        1.45                 0                 0              0.00%             30.6%
12/31/2012                        1.11                 0                 0              0.00%             11.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.3%
                2013               0.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INFLATION-ADJUSTED BOND A CLASS - 025081829

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,841,174   $     6,245,219           524,772
                                                                         ===============   ===============
Receivables: investments sold                                   57,268
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,898,442
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,909,487         3,763,859   $          1.30
Band 100                                                       361,854           269,461              1.34
Band 75                                                              0                 0              1.38
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.47
Band 0                                                         627,101           415,753              1.51
                                                       ---------------   ---------------
 Total                                                 $     5,898,442         4,449,073
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        43,390
Mortality & expense charges                                                                        (70,963)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,573)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (342,470)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               167,013
                                                                                           ---------------
Net gain (loss)                                                                                   (175,457)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (203,030)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,573)  $                216
Net realized gain (loss)                                                    (342,470)              (617,896)
Realized gain distributions                                                        0                 28,911
Net change in unrealized appreciation (depreciation)                         167,013                808,104
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (203,030)               219,335
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,625,438              3,286,357
Cost of units redeemed                                                    (3,374,372)            (7,588,088)
Account charges                                                               (2,552)                (3,060)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,751,486)            (4,304,791)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,954,516)            (4,085,456)
Net assets, beginning                                                      7,852,958             11,938,414
                                                                --------------------   --------------------
Net assets, ending                                              $          5,898,442   $          7,852,958
                                                                ====================   ====================

Units sold                                                                 1,420,280              2,582,571
Units redeemed                                                            (2,709,238)            (5,650,345)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,288,958)            (3,067,774)
Units outstanding, beginning                                               5,738,031              8,805,805
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,449,073              5,738,031
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         44,923,739
Cost of units redeemed/account charges                                                          (40,400,550)
Net investment income (loss)                                                                        835,813
Net realized gain (loss)                                                                            272,017
Realized gain distributions                                                                         671,468
Net change in unrealized appreciation (depreciation)                                               (404,045)
                                                                                       --------------------
Net assets                                                                             $          5,898,442
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30             3,764   $         4,909              1.25%             -3.5%
12/31/2014                        1.35             5,057             6,837              1.25%              1.1%
12/31/2013                        1.34             7,830            10,471              1.25%            -10.4%
12/31/2012                        1.49            11,157            16,661              1.25%              5.1%
12/31/2011                        1.42             9,945            14,128              1.25%             11.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34               269   $           362              1.00%             -3.3%
12/31/2014                        1.39               230               320              1.00%              1.3%
12/31/2013                        1.37                38                52              1.00%            -10.2%
12/31/2012                        1.53                89               136              1.00%              5.4%
12/31/2011                        1.45                77               111              1.00%             11.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.75%             -3.0%
12/31/2014                        1.43                 0                 0              0.75%              1.6%
12/31/2013                        1.40                 0                 0              0.75%            -10.0%
12/31/2012                        1.56                 0                 0              0.75%              5.6%
12/31/2011                        1.48                 0                 0              0.75%             11.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%             -2.8%
12/31/2014                        1.46                 0                 0              0.50%              1.9%
12/31/2013                        1.44                 0                 0              0.50%             -9.8%
12/31/2012                        1.59                 0                 0              0.50%              5.9%
12/31/2011                        1.50                 0                 0              0.50%             12.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -2.6%
12/31/2014                        1.50                 0                 0              0.25%              2.1%
12/31/2013                        1.47                 0                 0              0.25%             -9.5%
12/31/2012                        1.63                 0                 0              0.25%              6.2%
12/31/2011                        1.53                 0                 0              0.25%             12.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               416   $           627              0.00%             -2.3%
12/31/2014                        1.54               451               697              0.00%              2.4%
12/31/2013                        1.51               938             1,415              0.00%             -9.3%
12/31/2012                        1.66             1,628             2,708              0.00%              6.4%
12/31/2011                        1.56               395               617              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               1.2%
                2013               1.0%
                2012               2.3%
                2011               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY VP CAPITAL APPRECIATION FUND I CLASS - 024936304

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,070,441   $    14,058,696         1,004,177
                                                                         ===============   ===============
Receivables: investments sold                                   12,302
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    15,082,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,082,743         3,957,164   $          3.81
Band 100                                                             0                 0              3.93
Band 75                                                              0                 0              4.05
Band 50                                                              0                 0              4.18
Band 25                                                              0                 0              4.31
Band 0                                                               0                 0              4.44
                                                       ---------------   ---------------
 Total                                                 $    15,082,743         3,957,164
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (206,004)
                                                                                           ---------------
Net investment income (loss)                                                                      (206,004)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           552,706
Realized gain distributions                                                                      1,060,321
Net change in unrealized appreciation (depreciation)                                            (1,302,420)
                                                                                           ---------------
Net gain (loss)                                                                                    310,607
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       104,603
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (206,004)  $           (198,122)
Net realized gain (loss)                                                     552,706                629,125
Realized gain distributions                                                1,060,321              3,209,021
Net change in unrealized appreciation (depreciation)                      (1,302,420)            (2,614,010)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            104,603              1,026,014
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,995,789              1,990,735
Cost of units redeemed                                                    (3,920,755)            (3,550,589)
Account charges                                                               (5,103)                (7,210)
                                                                --------------------   --------------------
Increase (decrease)                                                         (930,069)            (1,567,064)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (825,466)              (541,050)
Net assets, beginning                                                     15,908,209             16,449,259
                                                                --------------------   --------------------
Net assets, ending                                              $         15,082,743   $         15,908,209
                                                                ====================   ====================

Units sold                                                                   776,429                581,451
Units redeemed                                                            (1,020,760)            (1,019,648)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (244,331)              (438,197)
Units outstanding, beginning                                               4,201,495              4,639,692
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,957,164              4,201,495
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         64,768,067
Cost of units redeemed/account charges                                                          (60,386,326)
Net investment income (loss)                                                                     (1,802,130)
Net realized gain (loss)                                                                          1,877,795
Realized gain distributions                                                                       9,613,592
Net change in unrealized appreciation (depreciation)                                              1,011,745
                                                                                       --------------------
Net assets                                                                             $         15,082,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1994
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.81             3,957   $        15,083              1.25%              0.7%
12/31/2014                        3.79             4,201            15,908              1.25%              6.8%
12/31/2013                        3.55             4,640            16,449              1.25%             29.3%
12/31/2012                        2.74             5,034            13,804              1.25%             14.6%
12/31/2011                        2.39             5,436            13,013              1.25%             -7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.93                 0   $             0              1.00%              0.9%
12/31/2014                        3.89                 0                 0              1.00%              7.1%
12/31/2013                        3.64                 0                 0              1.00%             29.6%
12/31/2012                        2.81                 0                 0              1.00%             14.8%
12/31/2011                        2.44                 0                 0              1.00%             -7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.05                 0   $             0              0.75%              1.2%
12/31/2014                        4.01                 0                 0              0.75%              7.3%
12/31/2013                        3.73                 0                 0              0.75%             29.9%
12/31/2012                        2.87                 0                 0              0.75%             15.1%
12/31/2011                        2.49                 0                 0              0.75%             -7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.18                 0   $             0              0.50%              1.4%
12/31/2014                        4.12                 0                 0              0.50%              7.6%
12/31/2013                        3.83                 0                 0              0.50%             30.3%
12/31/2012                        2.94                 0                 0              0.50%             15.4%
12/31/2011                        2.55                 0                 0              0.50%             -7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.31                 0   $             0              0.25%              1.7%
12/31/2014                        4.24                 0                 0              0.25%              7.9%
12/31/2013                        3.93                 0                 0              0.25%             30.6%
12/31/2012                        3.01                 0                 0              0.25%             15.7%
12/31/2011                        2.60                 0                 0              0.25%             -6.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.44                 0   $             0              0.00%              1.9%
12/31/2014                        4.36                 0                 0              0.00%              8.1%
12/31/2013                        4.03                 0                 0              0.00%             30.9%
12/31/2012                        3.08                 0                 0              0.00%             16.0%
12/31/2011                        2.65                 0                 0              0.00%             -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY INTERNATIONAL BOND INVESTOR CLASS - 025082108

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           315   $           351                26
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           315
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           315               354   $          0.89
Band 100                                                             0                 0              0.91
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $           315               354
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                            (3)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              6
Net change in unrealized appreciation (depreciation)                                                   (22)
                                                                                           ---------------
Net gain (loss)                                                                                        (16)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (19)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (3)  $             (1,238)
Net realized gain (loss)                                                           0                 (1,873)
Realized gain distributions                                                        6                      1
Net change in unrealized appreciation (depreciation)                             (22)                 4,578
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (19)                 1,468
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         143                 10,713
Cost of units redeemed                                                             0               (150,762)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                              143               (140,049)
                                                                --------------------   --------------------
Net increase (decrease)                                                          124               (138,581)
Net assets, beginning                                                            191                138,772
                                                                --------------------   --------------------
Net assets, ending                                              $                315   $                191
                                                                ====================   ====================

Units sold                                                                       157                 10,322
Units redeemed                                                                     0               (147,352)
                                                                --------------------   --------------------
Net increase (decrease)                                                          157               (137,030)
Units outstanding, beginning                                                     197                137,227
                                                                --------------------   --------------------
Units outstanding, ending                                                        354                    197
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015


Proceeds from units sold                                                               $            159,759
Cost of units redeemed/account charges                                                             (155,654)
Net investment income (loss)                                                                         (1,840)
Net realized gain (loss)                                                                             (1,921)
Realized gain distributions                                                                               7
Net change in unrealized appreciation (depreciation)                                                    (36)
                                                                                       --------------------
Net assets                                                                             $                315
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              1.25%             -8.1%
12/31/2014                        0.97                 0                 0              1.25%             -4.1%
12/31/2013                        1.01               137               139              1.25%             -6.4%
12/31/2012                        1.08                94               101              1.25%              2.8%
12/31/2011                        1.05                 0                 0              1.25%              4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              1.00%             -7.8%
12/31/2014                        0.98                 0                 0              1.00%             -3.9%
12/31/2013                        1.02                 0                 0              1.00%             -6.1%
12/31/2012                        1.09                 0                 0              1.00%              3.1%
12/31/2011                        1.06                 0                 0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -7.6%
12/31/2014                        1.00                 0                 0              0.75%             -3.7%
12/31/2013                        1.04                 0                 0              0.75%             -5.9%
12/31/2012                        1.10                 0                 0              0.75%              3.3%
12/31/2011                        1.07                 0                 0              0.75%              4.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -7.4%
12/31/2014                        1.01                 0                 0              0.50%             -3.4%
12/31/2013                        1.05                 0                 0              0.50%             -5.7%
12/31/2012                        1.11                 0                 0              0.50%              3.6%
12/31/2011                        1.07                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -7.2%
12/31/2014                        1.03                 0                 0              0.25%             -3.2%
12/31/2013                        1.06                 0                 0              0.25%             -5.4%
12/31/2012                        1.12                 0                 0              0.25%              3.8%
12/31/2011                        1.08                 0                 0              0.25%              5.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -6.9%
12/31/2014                        1.05                 0                 0              0.00%             -2.9%
12/31/2013                        1.08                 0                 0              0.00%             -5.2%
12/31/2012                        1.14                 0                 0              0.00%              4.1%
12/31/2011                        1.09                 0                 0              0.00%              5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.3%
                2012               3.4%
                2011               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY INTERNATIONAL BOND A CLASS - 025082207

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           712   $           830                60
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           713
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           713               814   $          0.88
Band 100                                                             0                 0              0.89
Band 75                                                              0                 0              0.91
Band 50                                                              0                 0              0.92
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $           713               814
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                             (7)
                                                                                           ---------------
Net investment income (loss)                                                                            (7)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (8)
Realized gain distributions                                                                             14
Net change in unrealized appreciation (depreciation)                                                   (58)
                                                                                           ---------------
Net gain (loss)                                                                                        (52)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (59)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (7)  $                  2
Net realized gain (loss)                                                          (8)                     1
Realized gain distributions                                                       14                      5
Net change in unrealized appreciation (depreciation)                             (58)                   (37)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (59)                   (29)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         210                     68
Cost of units redeemed                                                           (75)                   (62)
Account charges                                                                   (3)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                              132                      2
                                                                --------------------   --------------------
Net increase (decrease)                                                           73                    (27)
Net assets, beginning                                                            640                    667
                                                                --------------------   --------------------
Net assets, ending                                              $                713   $                640
                                                                ====================   ====================

Units sold                                                                       229                     70
Units redeemed                                                                   (84)                   (69)
                                                                --------------------   --------------------
Net increase (decrease)                                                          145                      1
Units outstanding, beginning                                                     669                    668
                                                                --------------------   --------------------
Units outstanding, ending                                                        814                    669
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              1,764
Cost of units redeemed/account charges                                                                 (946)
Net investment income (loss)                                                                             12
Net realized gain (loss)                                                                                (22)
Realized gain distributions                                                                              23
Net change in unrealized appreciation (depreciation)                                                   (118)
                                                                                       --------------------
Net assets                                                                             $                713
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 1   $             1              1.25%             -8.4%
12/31/2014                        0.96                 1                 1              1.25%             -4.3%
12/31/2013                        1.00                 1                 1              1.25%             -6.6%
12/31/2012                        1.07                 0                 0              1.25%              2.6%
12/31/2011                        1.04                 0                 0              1.25%              4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              1.00%             -8.1%
12/31/2014                        0.97                 0                 0              1.00%             -4.1%
12/31/2013                        1.01                 0                 0              1.00%             -6.4%
12/31/2012                        1.08                 0                 0              1.00%              2.8%
12/31/2011                        1.05                 0                 0              1.00%              4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.75%             -7.9%
12/31/2014                        0.99                 0                 0              0.75%             -3.8%
12/31/2013                        1.02                 0                 0              0.75%             -6.1%
12/31/2012                        1.09                 0                 0              0.75%              3.1%
12/31/2011                        1.06                 0                 0              0.75%              4.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.50%             -7.7%
12/31/2014                        1.00                 0                 0              0.50%             -3.6%
12/31/2013                        1.04                 0                 0              0.50%             -5.9%
12/31/2012                        1.10                 0                 0              0.50%              3.3%
12/31/2011                        1.07                 0                 0              0.50%              4.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -7.4%
12/31/2014                        1.02                 0                 0              0.25%             -3.4%
12/31/2013                        1.05                 0                 0              0.25%             -5.7%
12/31/2012                        1.11                 0                 0              0.25%              3.6%
12/31/2011                        1.08                 0                 0              0.25%              5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -7.2%
12/31/2014                        1.03                 0                 0              0.00%             -3.1%
12/31/2013                        1.06                 0                 0              0.00%             -5.4%
12/31/2012                        1.13                 0                 0              0.00%              3.8%
12/31/2011                        1.08                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               1.4%
                2013               0.0%
                2012               2.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 AMERICAN CENTURY INTERNATIONAL DISCOVERY INVESTOR CLASS - 025086505 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.83
Band 100                                                             0                 0              0.85
Band 75                                                              0                 0              0.87
Band 50                                                              0                 0              0.89
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.92
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              3,496
Cost of units redeemed/account charges                                                               (3,478)
Net investment income (loss)                                                                            (52)
Net realized gain (loss)                                                                                 34
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              1.25%              5.3%
12/31/2014                        0.79                 0                 0              1.25%             -7.3%
12/31/2013                        0.86                 0                 0              1.25%             27.7%
12/31/2012                        0.67                 0                 0              1.25%             13.9%
12/31/2011                        0.59                 5                 3              1.25%            -17.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.00%              5.5%
12/31/2014                        0.81                 0                 0              1.00%             -7.1%
12/31/2013                        0.87                 0                 0              1.00%             28.0%
12/31/2012                        0.68                 0                 0              1.00%             14.1%
12/31/2011                        0.59                 0                 0              1.00%            -17.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.87                 0   $             0              0.75%              5.8%
12/31/2014                        0.82                 0                 0              0.75%             -6.9%
12/31/2013                        0.88                 0                 0              0.75%             28.4%
12/31/2012                        0.69                 0                 0              0.75%             14.4%
12/31/2011                        0.60                 0                 0              0.75%            -17.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              0.50%              6.1%
12/31/2014                        0.84                 0                 0              0.50%             -6.6%
12/31/2013                        0.90                 0                 0              0.50%             28.7%
12/31/2012                        0.70                 0                 0              0.50%             14.7%
12/31/2011                        0.61                 0                 0              0.50%            -17.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%              6.3%
12/31/2014                        0.85                 0                 0              0.25%             -6.4%
12/31/2013                        0.91                 0                 0              0.25%             29.0%
12/31/2012                        0.71                 0                 0              0.25%             15.0%
12/31/2011                        0.61                 0                 0              0.25%            -17.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.00%              6.6%
12/31/2014                        0.87                 0                 0              0.00%             -6.2%
12/31/2013                        0.92                 0                 0              0.00%             29.3%
12/31/2012                        0.71                 0                 0              0.00%             15.3%
12/31/2011                        0.62                 0                 0              0.00%            -16.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY INTERNATIONAL DISCOVERY A CLASS - 025086802

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        22,177   $        18,540             1,764
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        22,177
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,177            27,082   $          0.82
Band 100                                                             0                 0              0.84
Band 75                                                              0                 0              0.85
Band 50                                                              0                 0              0.87
Band 25                                                              0                 0              0.89
Band 0                                                               0                 0              0.91
                                                       ---------------   ---------------
 Total                                                 $        22,177            27,082
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (277)
                                                                                           ---------------
Net investment income (loss)                                                                          (277)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               556
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   808
                                                                                           ---------------
Net gain (loss)                                                                                      1,364
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,087
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (277)  $               (179)
Net realized gain (loss)                                                         556                 18,100
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                             808                (18,097)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,087                   (176)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,493                  4,481
Cost of units redeemed                                                        (1,832)               (63,102)
Account charges                                                                   (7)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                              654                (58,625)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,741                (58,801)
Net assets, beginning                                                         20,436                 79,237
                                                                --------------------   --------------------
Net assets, ending                                              $             22,177   $             20,436
                                                                ====================   ====================

Units sold                                                                     3,020                  5,436
Units redeemed                                                                (2,148)               (73,105)
                                                                --------------------   --------------------
Net increase (decrease)                                                          872                (67,669)
Units outstanding, beginning                                                  26,210                 93,879
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,082                 26,210
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            260,762
Cost of units redeemed/account charges                                                             (267,334)
Net investment income (loss)                                                                         (6,125)
Net realized gain (loss)                                                                             31,237
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  3,637
                                                                                       --------------------
Net assets                                                                             $             22,177
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.82                27   $            22              1.25%              5.0%
12/31/2014                        0.78                26                20              1.25%             -7.6%
12/31/2013                        0.84                94                79              1.25%             27.6%
12/31/2012                        0.66               152               101              1.25%             13.4%
12/31/2011                        0.58               240               140              1.25%            -18.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              1.00%              5.3%
12/31/2014                        0.79                 0                 0              1.00%             -7.4%
12/31/2013                        0.86                 0                 0              1.00%             27.9%
12/31/2012                        0.67                 0                 0              1.00%             13.7%
12/31/2011                        0.59                 0                 0              1.00%            -17.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              0.75%              5.6%
12/31/2014                        0.81                 0                 0              0.75%             -7.2%
12/31/2013                        0.87                 0                 0              0.75%             28.2%
12/31/2012                        0.68                 0                 0              0.75%             14.0%
12/31/2011                        0.60                 0                 0              0.75%            -17.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.87                 0   $             0              0.50%              5.8%
12/31/2014                        0.82                 0                 0              0.50%             -6.9%
12/31/2013                        0.88                 0                 0              0.50%             28.5%
12/31/2012                        0.69                 0                 0              0.50%             14.3%
12/31/2011                        0.60                 0                 0              0.50%            -17.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              0.25%              6.1%
12/31/2014                        0.84                 0                 0              0.25%             -6.7%
12/31/2013                        0.90                 0                 0              0.25%             28.9%
12/31/2012                        0.70                 0                 0              0.25%             14.5%
12/31/2011                        0.61                 0                 0              0.25%            -17.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.00%              6.3%
12/31/2014                        0.85                 0                 0              0.00%             -6.5%
12/31/2013                        0.91                 0                 0              0.00%             29.2%
12/31/2012                        0.71                 0                 0              0.00%             14.8%
12/31/2011                        0.61                 0                 0              0.00%            -17.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.2%
                2013               1.5%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        AMERICAN CENTURY INTERNATIONAL GROWTH INVESTOR CLASS - 025086109

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,060,027   $     3,181,995           269,127
                                                                         ===============   ===============
Receivables: investments sold                                    2,648
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,062,675
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,062,675         1,069,785   $          2.86
Band 100                                                             0                 0              2.95
Band 75                                                              0                 0              3.04
Band 50                                                              0                 0              3.14
Band 25                                                              0                 0              3.24
Band 0                                                               0                 0              3.76
                                                       ---------------   ---------------
 Total                                                 $     3,062,675         1,069,785
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        16,087
Mortality & expense charges                                                                        (41,888)
                                                                                           ---------------
Net investment income (loss)                                                                       (25,801)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           113,079
Realized gain distributions                                                                        167,952
Net change in unrealized appreciation (depreciation)                                              (256,900)
                                                                                           ---------------
Net gain (loss)                                                                                     24,131
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,670)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (25,801)  $             (5,579)
Net realized gain (loss)                                                     113,079                 41,883
Realized gain distributions                                                  167,952                199,849
Net change in unrealized appreciation (depreciation)                        (256,900)              (453,467)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,670)              (217,314)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,143,969              1,207,207
Cost of units redeemed                                                    (1,421,258)              (207,131)
Account charges                                                               (1,353)                (1,491)
                                                                --------------------   --------------------
Increase (decrease)                                                         (278,642)               998,585
                                                                --------------------   --------------------
Net increase (decrease)                                                     (280,312)               781,271
Net assets, beginning                                                      3,342,987              2,561,716
                                                                --------------------   --------------------
Net assets, ending                                              $          3,062,675   $          3,342,987
                                                                ====================   ====================

Units sold                                                                   425,101                402,773
Units redeemed                                                              (515,218)               (73,760)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (90,117)               329,013
Units outstanding, beginning                                               1,159,902                830,889
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,069,785              1,159,902
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          8,921,375
Cost of units redeemed/account charges                                                           (6,752,012)
Net investment income (loss)                                                                        (29,418)
Net realized gain (loss)                                                                            536,883
Realized gain distributions                                                                         507,815
Net change in unrealized appreciation (depreciation)                                               (121,968)
                                                                                       --------------------
Net assets                                                                             $          3,062,675
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.86             1,070   $         3,063              1.25%             -0.7%
12/31/2014                        2.88             1,160             3,343              1.25%             -6.5%
12/31/2013                        3.08               831             2,562              1.25%             21.4%
12/31/2012                        2.54               849             2,156              1.25%             20.4%
12/31/2011                        2.11               848             1,788              1.25%            -12.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.95                 0   $             0              1.00%             -0.4%
12/31/2014                        2.96                 0                 0              1.00%             -6.3%
12/31/2013                        3.16                 0                 0              1.00%             21.7%
12/31/2012                        2.60                 0                 0              1.00%             20.7%
12/31/2011                        2.15                 0                 0              1.00%            -12.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.04                 0   $             0              0.75%             -0.2%
12/31/2014                        3.05                 0                 0              0.75%             -6.0%
12/31/2013                        3.25                 0                 0              0.75%             22.0%
12/31/2012                        2.66                 0                 0              0.75%             21.0%
12/31/2011                        2.20                 0                 0              0.75%            -12.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.14                 0   $             0              0.50%              0.1%
12/31/2014                        3.14                 0                 0              0.50%             -5.8%
12/31/2013                        3.33                 0                 0              0.50%             22.3%
12/31/2012                        2.72                 0                 0              0.50%             21.3%
12/31/2011                        2.24                 0                 0              0.50%            -12.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.24                 0   $             0              0.25%              0.3%
12/31/2014                        3.23                 0                 0              0.25%             -5.6%
12/31/2013                        3.42                 0                 0              0.25%             22.6%
12/31/2012                        2.79                 0                 0              0.25%             21.6%
12/31/2011                        2.29                 0                 0              0.25%            -12.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.76                 0   $             0              0.00%              0.6%
12/31/2014                        3.74                 0                 0              0.00%             -5.3%
12/31/2013                        3.95                 0                 0              0.00%             22.9%
12/31/2012                        3.21                 0                 0              0.00%             21.9%
12/31/2011                        2.63                 0                 0              0.00%            -11.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               1.0%
                2013               1.5%
                2012               1.8%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY INTERNATIONAL GROWTH A CLASS - 025086406

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       720,202   $       801,674            62,903
                                                                         ===============   ===============
Receivables: investments sold                                    1,932
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       722,134
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       564,068           254,488   $          2.22
Band 100                                                       158,066            69,163              2.29
Band 75                                                              0                 0              2.36
Band 50                                                              0                 0              2.43
Band 25                                                              0                 0              2.51
Band 0                                                               0                 0              2.60
                                                       ---------------   ---------------
 Total                                                 $       722,134           323,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,274
Mortality & expense charges                                                                         (8,450)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,176)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,991
Realized gain distributions                                                                         38,193
Net change in unrealized appreciation (depreciation)                                               (66,690)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,506)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,682)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,176)  $             (2,228)
Net realized gain (loss)                                                      22,991                 60,530
Realized gain distributions                                                   38,193                 32,866
Net change in unrealized appreciation (depreciation)                         (66,690)              (131,192)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,682)               (40,024)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     435,494                297,520
Cost of units redeemed                                                      (255,354)              (329,502)
Account charges                                                                 (141)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                          179,999                (32,084)
                                                                --------------------   --------------------
Net increase (decrease)                                                      168,317                (72,108)
Net assets, beginning                                                        553,817                625,925
                                                                --------------------   --------------------
Net assets, ending                                              $            722,134   $            553,817
                                                                ====================   ====================

Units sold                                                                   198,038                168,680
Units redeemed                                                              (119,675)              (184,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,363                (15,874)
Units outstanding, beginning                                                 245,288                261,162
                                                                --------------------   --------------------
Units outstanding, ending                                                    323,651                245,288
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,925,156
Cost of units redeemed/account charges                                                           (1,316,979)
Net investment income (loss)                                                                        (13,442)
Net realized gain (loss)                                                                            107,640
Realized gain distributions                                                                         101,231
Net change in unrealized appreciation (depreciation)                                                (81,472)
                                                                                       --------------------
Net assets                                                                             $            722,134
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22               254   $           564              1.25%             -0.9%
12/31/2014                        2.24               161               360              1.25%             -6.7%
12/31/2013                        2.40               261               626              1.25%             21.0%
12/31/2012                        1.98               231               457              1.25%             20.1%
12/31/2011                        1.65               201               332              1.25%            -13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                69   $           158              1.00%             -0.6%
12/31/2014                        2.30                84               194              1.00%             -6.5%
12/31/2013                        2.46                 0                 0              1.00%             21.3%
12/31/2012                        2.03                 0                 0              1.00%             20.4%
12/31/2011                        1.68                 0                 0              1.00%            -12.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.75%             -0.4%
12/31/2014                        2.37                 0                 0              0.75%             -6.2%
12/31/2013                        2.52                 0                 0              0.75%             21.6%
12/31/2012                        2.07                 0                 0              0.75%             20.7%
12/31/2011                        1.72                 0                 0              0.75%            -12.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.43                 0   $             0              0.50%             -0.1%
12/31/2014                        2.43                 0                 0              0.50%             -6.0%
12/31/2013                        2.59                 0                 0              0.50%             21.9%
12/31/2012                        2.12                 0                 0              0.50%             21.0%
12/31/2011                        1.75                 0                 0              0.50%            -12.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.51                 0   $             0              0.25%              0.1%
12/31/2014                        2.50                 0                 0              0.25%             -5.8%
12/31/2013                        2.66                 0                 0              0.25%             22.3%
12/31/2012                        2.17                 0                 0              0.25%             21.3%
12/31/2011                        1.79                 0                 0              0.25%            -12.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              0.00%              0.4%
12/31/2014                        2.59                 0                 0              0.00%             -5.5%
12/31/2013                        2.74                 0                 0              0.00%             22.6%
12/31/2012                        2.24                 0                 0              0.00%             21.6%
12/31/2011                        1.84                 0                 0              0.00%            -12.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.7%
                2013               1.1%
                2012               1.5%
                2011               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN CENTURY LARGE COMPANY VALUE A CLASS - 025076787

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,726,811   $     1,411,397           201,634
                                                                         ===============   ===============
Receivables: investments sold                                    1,199
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,728,010
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,142,546           533,873   $          2.14
Band 100                                                       162,745            73,751              2.21
Band 75                                                              0                 0              2.28
Band 50                                                              0                 0              2.35
Band 25                                                              0                 0              2.42
Band 0                                                         422,719           167,001              2.53
                                                       ---------------   ---------------
 Total                                                 $     1,728,010           774,625
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        18,056
Mortality & expense charges                                                                        (15,837)
                                                                                           ---------------
Net investment income (loss)                                                                         2,219
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            65,296
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (161,193)
                                                                                           ---------------
Net gain (loss)                                                                                    (95,897)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (93,678)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,219   $              3,591
Net realized gain (loss)                                                      65,296                 92,453
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (161,193)                73,375
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (93,678)               169,419
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     606,291                263,438
Cost of units redeemed                                                      (389,358)              (298,444)
Account charges                                                                 (337)                  (184)
                                                                --------------------   --------------------
Increase (decrease)                                                          216,596                (35,190)
                                                                --------------------   --------------------
Net increase (decrease)                                                      122,918                134,229
Net assets, beginning                                                      1,605,092              1,470,863
                                                                --------------------   --------------------
Net assets, ending                                              $          1,728,010   $          1,605,092
                                                                ====================   ====================

Units sold                                                                   293,072                160,130
Units redeemed                                                              (199,656)              (179,039)
                                                                --------------------   --------------------
Net increase (decrease)                                                       93,416                (18,909)
Units outstanding, beginning                                                 681,209                700,118
                                                                --------------------   --------------------
Units outstanding, ending                                                    774,625                681,209
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,335,740
Cost of units redeemed/account charges                                                           (5,874,299)
Net investment income (loss)                                                                        116,523
Net realized gain (loss)                                                                           (305,744)
Realized gain distributions                                                                         140,376
Net change in unrealized appreciation (depreciation)                                                315,414
                                                                                       --------------------
Net assets                                                                             $          1,728,010
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14               534   $         1,143              1.25%             -5.3%
12/31/2014                        2.26               451             1,019              1.25%             11.2%
12/31/2013                        2.03               545             1,108              1.25%             29.3%
12/31/2012                        1.57               514               807              1.25%             14.9%
12/31/2011                        1.37               785             1,074              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21                74   $           163              1.00%             -5.1%
12/31/2014                        2.32                69               159              1.00%             11.5%
12/31/2013                        2.08                 0                 0              1.00%             29.6%
12/31/2012                        1.61                 0                 0              1.00%             15.2%
12/31/2011                        1.40                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.75%             -4.8%
12/31/2014                        2.39                 0                 0              0.75%             11.8%
12/31/2013                        2.14                 0                 0              0.75%             30.0%
12/31/2012                        1.65                 0                 0              0.75%             15.5%
12/31/2011                        1.43                 0                 0              0.75%              0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.35                 0   $             0              0.50%             -4.6%
12/31/2014                        2.46                 0                 0              0.50%             12.0%
12/31/2013                        2.19                 0                 0              0.50%             30.3%
12/31/2012                        1.68                 0                 0              0.50%             15.8%
12/31/2011                        1.45                 0                 0              0.50%              0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.25%             -4.3%
12/31/2014                        2.53                 0                 0              0.25%             12.3%
12/31/2013                        2.25                 0                 0              0.25%             30.6%
12/31/2012                        1.72                 0                 0              0.25%             16.0%
12/31/2011                        1.49                 0                 0              0.25%              0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.53               167   $           423              0.00%             -4.1%
12/31/2014                        2.64               162               427              0.00%             12.6%
12/31/2013                        2.34               155               363              0.00%             31.0%
12/31/2012                        1.79                67               121              0.00%             16.3%
12/31/2011                        1.54               423               651              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.2%
                2013               1.4%
                2012               1.6%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN CENTURY MID CAP VALUE FUND A CLASS - 025076639

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,192,533   $     6,657,143           427,351
                                                                         ===============   ===============
Receivables: investments sold                                   33,981
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,226,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,664,155         2,284,729   $          2.48
Band 100                                                             0                 0              2.52
Band 75                                                              0                 0              2.57
Band 50                                                              0                 0              2.61
Band 25                                                              0                 0              2.66
Band 0                                                         562,359           207,737              2.71
                                                       ---------------   ---------------
 Total                                                 $     6,226,514         2,492,466
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        60,856
Mortality & expense charges                                                                        (83,597)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,741)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           263,649
Realized gain distributions                                                                        568,788
Net change in unrealized appreciation (depreciation)                                            (1,055,810)
                                                                                           ---------------
Net gain (loss)                                                                                   (223,373)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (246,114)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,741)  $            (17,687)
Net realized gain (loss)                                                     263,649                227,124
Realized gain distributions                                                  568,788                614,263
Net change in unrealized appreciation (depreciation)                      (1,055,810)                33,907
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (246,114)               857,607
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,496,094              2,304,931
Cost of units redeemed                                                    (2,950,316)            (1,872,435)
Account charges                                                               (4,140)                (2,282)
                                                                --------------------   --------------------
Increase (decrease)                                                         (458,362)               430,214
                                                                --------------------   --------------------
Net increase (decrease)                                                     (704,476)             1,287,821
Net assets, beginning                                                      6,930,990              5,643,169
                                                                --------------------   --------------------
Net assets, ending                                              $          6,226,514   $          6,930,990
                                                                ====================   ====================

Units sold                                                                   987,859                980,230
Units redeemed                                                            (1,199,076)              (800,866)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (211,217)               179,364
Units outstanding, beginning                                               2,703,683              2,524,319
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,492,466              2,703,683
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         12,177,254
Cost of units redeemed/account charges                                                           (7,695,755)
Net investment income (loss)                                                                        (24,726)
Net realized gain (loss)                                                                            630,279
Realized gain distributions                                                                       1,604,072
Net change in unrealized appreciation (depreciation)                                               (464,610)
                                                                                       --------------------
Net assets                                                                             $          6,226,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.48             2,285   $         5,664              1.25%             -3.0%
12/31/2014                        2.56             2,611             6,676              1.25%             14.6%
12/31/2013                        2.23             2,447             5,459              1.25%             28.1%
12/31/2012                        1.74             1,179             2,054              1.25%             14.7%
12/31/2011                        1.52               689             1,046              1.25%             -2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.52                 0   $             0              1.00%             -2.8%
12/31/2014                        2.60                 0                 0              1.00%             14.9%
12/31/2013                        2.26                 0                 0              1.00%             28.4%
12/31/2012                        1.76                 0                 0              1.00%             15.0%
12/31/2011                        1.53                 0                 0              1.00%             -2.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.57                 0   $             0              0.75%             -2.5%
12/31/2014                        2.64                 0                 0              0.75%             15.2%
12/31/2013                        2.29                 0                 0              0.75%             28.7%
12/31/2012                        1.78                 0                 0              0.75%             15.2%
12/31/2011                        1.54                 0                 0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.61                 0   $             0              0.50%             -2.3%
12/31/2014                        2.68                 0                 0              0.50%             15.5%
12/31/2013                        2.32                 0                 0              0.50%             29.1%
12/31/2012                        1.80                 0                 0              0.50%             15.5%
12/31/2011                        1.55                 0                 0              0.50%             -1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.66                 0   $             0              0.25%             -2.1%
12/31/2014                        2.72                 0                 0              0.25%             15.7%
12/31/2013                        2.35                 0                 0              0.25%             29.4%
12/31/2012                        1.81                 0                 0              0.25%             15.8%
12/31/2011                        1.57                 0                 0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.71               208   $           562              0.00%             -1.8%
12/31/2014                        2.76                92               255              0.00%             16.0%
12/31/2013                        2.38                78               184              0.00%             29.7%
12/31/2012                        1.83                41                75              0.00%             16.1%
12/31/2011                        1.58                36                57              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.9%
                2013               1.4%
                2012               1.8%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY MID CAP VALUE FUND INVESTOR CLASS - 025076654

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    30,653,806   $    32,478,657         2,096,439
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (66,757)
                                                       ---------------
Net assets                                             $    30,587,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    28,051,699        11,115,170   $          2.52
Band 100                                                             0                 0              2.57
Band 75                                                              0                 0              2.61
Band 50                                                              0                 0              2.66
Band 25                                                              0                 0              2.71
Band 0                                                       2,535,350           920,007              2.76
                                                       ---------------   ---------------
 Total                                                 $    30,587,049        12,035,177
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       217,607
Mortality & expense charges                                                                       (190,262)
                                                                                           ---------------
Net investment income (loss)                                                                        27,345
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           413,106
Realized gain distributions                                                                      1,925,656
Net change in unrealized appreciation (depreciation)                                            (3,067,178)
                                                                                           ---------------
Net gain (loss)                                                                                   (728,416)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (701,071)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             27,345   $             23,116
Net realized gain (loss)                                                     413,106                456,217
Realized gain distributions                                                1,925,656              1,246,094
Net change in unrealized appreciation (depreciation)                      (3,067,178)               (55,012)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (701,071)             1,670,415
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,815,662              6,424,556
Cost of units redeemed                                                    (4,481,978)            (4,102,264)
Account charges                                                              (16,604)                (8,664)
                                                                --------------------   --------------------
Increase (decrease)                                                       17,317,080              2,313,628
                                                                --------------------   --------------------
Net increase (decrease)                                                   16,616,009              3,984,043
Net assets, beginning                                                     13,971,040              9,986,997
                                                                --------------------   --------------------
Net assets, ending                                              $         30,587,049   $         13,971,040
                                                                ====================   ====================

Units sold                                                                 8,517,021              2,679,534
Units redeemed                                                            (1,798,731)            (1,705,144)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,718,290                974,390
Units outstanding, beginning                                               5,316,887              4,342,497
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,035,177              5,316,887
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         40,024,067
Cost of units redeemed/account charges                                                          (12,763,538)
Net investment income (loss)                                                                        170,363
Net realized gain (loss)                                                                          1,063,242
Realized gain distributions                                                                       3,917,766
Net change in unrealized appreciation (depreciation)                                             (1,824,851)
                                                                                       --------------------
Net assets                                                                             $         30,587,049
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.52            11,115   $        28,052              1.25%             -2.8%
12/31/2014                        2.60             4,488            11,651              1.25%             14.9%
12/31/2013                        2.26             3,152             7,123              1.25%             28.3%
12/31/2012                        1.76             1,828             3,220              1.25%             15.0%
12/31/2011                        1.53             1,064             1,630              1.25%             -2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.57                 0   $             0              1.00%             -2.5%
12/31/2014                        2.64                 0                 0              1.00%             15.2%
12/31/2013                        2.29                 0                 0              1.00%             28.6%
12/31/2012                        1.78                 0                 0              1.00%             15.3%
12/31/2011                        1.54                 0                 0              1.00%             -1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.61                 0   $             0              0.75%             -2.3%
12/31/2014                        2.68                 0                 0              0.75%             15.5%
12/31/2013                        2.32                 0                 0              0.75%             29.0%
12/31/2012                        1.80                 0                 0              0.75%             15.6%
12/31/2011                        1.55                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.66                 0   $             0              0.50%             -2.1%
12/31/2014                        2.72                 0                 0              0.50%             15.8%
12/31/2013                        2.35                 0                 0              0.50%             29.3%
12/31/2012                        1.82                 0                 0              0.50%             15.9%
12/31/2011                        1.57                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.71                 0   $             0              0.25%             -1.8%
12/31/2014                        2.76                 0                 0              0.25%             16.0%
12/31/2013                        2.38                 0                 0              0.25%             29.6%
12/31/2012                        1.83                 0                 0              0.25%             16.1%
12/31/2011                        1.58                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.76               920   $         2,535              0.00%             -1.6%
12/31/2014                        2.80               829             2,320              0.00%             16.3%
12/31/2013                        2.41             1,190             2,864              0.00%             29.9%
12/31/2012                        1.85             1,212             2,246              0.00%             16.4%
12/31/2011                        1.59                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.1%
                2013               1.4%
                2012               2.4%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO A CLASS - 02507F662

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,206,043   $    36,689,155         3,198,044
                                                                         ===============   ===============
Receivables: investments sold                                   27,806
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    36,233,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,359,496        19,234,577   $          1.63
Band 100                                                     3,814,890         2,301,200              1.66
Band 75                                                              0                 0              1.69
Band 50                                                              0                 0              1.71
Band 25                                                              0                 0              1.74
Band 0                                                       1,059,463           597,874              1.77
                                                       ---------------   ---------------
 Total                                                 $    36,233,849        22,133,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       507,622
Mortality & expense charges                                                                       (437,295)
                                                                                           ---------------
Net investment income (loss)                                                                        70,327
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,074,180
Realized gain distributions                                                                      1,246,120
Net change in unrealized appreciation (depreciation)                                            (3,472,362)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,152,062)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,081,735)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             70,327   $            303,609
Net realized gain (loss)                                                   1,074,180                811,354
Realized gain distributions                                                1,246,120                585,754
Net change in unrealized appreciation (depreciation)                      (3,472,362)               161,670
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,081,735)             1,862,387
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,736,417             11,966,897
Cost of units redeemed                                                   (10,579,852)            (9,487,196)
Account charges                                                              (25,258)               (32,471)
                                                                --------------------   --------------------
Increase (decrease)                                                         (868,693)             2,447,230
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,950,428)             4,309,617
Net assets, beginning                                                     38,184,277             33,874,660
                                                                --------------------   --------------------
Net assets, ending                                              $         36,233,849   $         38,184,277
                                                                ====================   ====================

Units sold                                                                 7,096,600              9,121,828
Units redeemed                                                            (7,540,365)            (7,625,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (443,765)             1,496,464
Units outstanding, beginning                                              22,577,416             21,080,952
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,133,651             22,577,416
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         64,204,514
Cost of units redeemed/account charges                                                          (33,283,631)
Net investment income (loss)                                                                        955,831
Net realized gain (loss)                                                                          2,560,886
Realized gain distributions                                                                       2,279,361
Net change in unrealized appreciation (depreciation)                                               (483,112)
                                                                                       --------------------
Net assets                                                                             $         36,233,849
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63            19,235   $        31,359              1.25%             -3.0%
12/31/2014                        1.68            19,135            32,160              1.25%              5.0%
12/31/2013                        1.60            19,623            31,401              1.25%             10.9%
12/31/2012                        1.44            11,819            17,052              1.25%              9.7%
12/31/2011                        1.32             6,921             9,102              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66             2,301   $         3,815              1.00%             -2.8%
12/31/2014                        1.70             1,882             3,208              1.00%              5.3%
12/31/2013                        1.62                 0                 0              1.00%             11.2%
12/31/2012                        1.46                 0                 0              1.00%             10.0%
12/31/2011                        1.32                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.75%             -2.5%
12/31/2014                        1.73                 0                 0              0.75%              5.6%
12/31/2013                        1.64                 0                 0              0.75%             11.5%
12/31/2012                        1.47                 0                 0              0.75%             10.3%
12/31/2011                        1.33                 0                 0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.50%             -2.3%
12/31/2014                        1.75                 0                 0              0.50%              5.8%
12/31/2013                        1.66                 0                 0              0.50%             11.7%
12/31/2012                        1.48                 0                 0              0.50%             10.5%
12/31/2011                        1.34                 0                 0              0.50%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.25%             -2.0%
12/31/2014                        1.78                 0                 0              0.25%              6.1%
12/31/2013                        1.68                 0                 0              0.25%             12.0%
12/31/2012                        1.50                 0                 0              0.25%             10.8%
12/31/2011                        1.35                 0                 0              0.25%              2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77               598   $         1,059              0.00%             -1.8%
12/31/2014                        1.80             1,561             2,816              0.00%              6.4%
12/31/2013                        1.70             1,458             2,474              0.00%             12.3%
12/31/2012                        1.51             1,608             2,429              0.00%             11.1%
12/31/2011                        1.36               408               555              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.0%
                2013               2.2%
                2012               2.1%
                2011               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2020 PORTFOLIO INVESTOR CLASS - 02507F696

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    56,796,779   $    58,653,420         4,961,313
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (585,095)
                                                       ---------------
Net assets                                             $    56,211,684
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    48,713,482        29,399,808   $          1.66
Band 100                                                             0                 0              1.68
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.74
Band 25                                                              0                 0              1.77
Band 0                                                       7,498,202         4,163,549              1.80
                                                       ---------------   ---------------
 Total                                                 $    56,211,684        33,563,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       938,413
Mortality & expense charges                                                                       (533,106)
                                                                                           ---------------
Net investment income (loss)                                                                       405,307
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           793,075
Realized gain distributions                                                                      1,952,013
Net change in unrealized appreciation (depreciation)                                            (4,586,893)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,841,805)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,436,498)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            405,307   $            512,201
Net realized gain (loss)                                                     793,075                759,537
Realized gain distributions                                                1,952,013                693,782
Net change in unrealized appreciation (depreciation)                      (4,586,893)               355,756
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,436,498)             2,321,276
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  25,713,281             13,925,346
Cost of units redeemed                                                   (13,192,849)           (13,300,866)
Account charges                                                              (27,909)               (24,088)
                                                                --------------------   --------------------
Increase (decrease)                                                       12,492,523                600,392
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,056,025              2,921,668
Net assets, beginning                                                     45,155,659             42,233,991
                                                                --------------------   --------------------
Net assets, ending                                              $         56,211,684   $         45,155,659
                                                                ====================   ====================

Units sold                                                                15,512,129              8,534,477
Units redeemed                                                            (8,103,383)            (8,205,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,408,746                329,414
Units outstanding, beginning                                              26,154,611             25,825,197
                                                                --------------------   --------------------
Units outstanding, ending                                                 33,563,357             26,154,611
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         87,136,724
Cost of units redeemed/account charges                                                          (36,033,594)
Net investment income (loss)                                                                      1,802,467
Net realized gain (loss)                                                                          2,054,259
Realized gain distributions                                                                       3,108,469
Net change in unrealized appreciation (depreciation)                                             (1,856,641)
                                                                                       --------------------
Net assets                                                                             $         56,211,684
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66            29,400   $        48,713              1.25%             -2.8%
12/31/2014                        1.71            21,710            37,020              1.25%              5.3%
12/31/2013                        1.62            21,625            35,024              1.25%             11.2%
12/31/2012                        1.46             9,554            13,916              1.25%             10.1%
12/31/2011                        1.32             6,448             8,533              1.25%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              1.00%             -2.6%
12/31/2014                        1.73                 0                 0              1.00%              5.6%
12/31/2013                        1.64                 0                 0              1.00%             11.5%
12/31/2012                        1.47                 0                 0              1.00%             10.4%
12/31/2011                        1.33                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%             -2.3%
12/31/2014                        1.75                 0                 0              0.75%              5.8%
12/31/2013                        1.66                 0                 0              0.75%             11.7%
12/31/2012                        1.48                 0                 0              0.75%             10.6%
12/31/2011                        1.34                 0                 0              0.75%              1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.50%             -2.1%
12/31/2014                        1.78                 0                 0              0.50%              6.1%
12/31/2013                        1.68                 0                 0              0.50%             12.0%
12/31/2012                        1.50                 0                 0              0.50%             10.9%
12/31/2011                        1.35                 0                 0              0.50%              2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.25%             -1.9%
12/31/2014                        1.80                 0                 0              0.25%              6.3%
12/31/2013                        1.70                 0                 0              0.25%             12.3%
12/31/2012                        1.51                 0                 0              0.25%             11.2%
12/31/2011                        1.36                 0                 0              0.25%              2.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80             4,164   $         7,498              0.00%             -1.6%
12/31/2014                        1.83             4,445             8,136              0.00%              6.6%
12/31/2013                        1.72             4,200             7,210              0.00%             12.6%
12/31/2012                        1.52             1,109             1,692              0.00%             11.5%
12/31/2011                        1.37               837             1,145              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               2.2%
                2013               2.8%
                2012               2.2%
                2011               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO INVESTOR CLASS - 02507F506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,191,574   $    37,362,263         2,674,623
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (645,831)
                                                       ---------------
Net assets                                             $    35,545,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,963,547        18,043,815   $          1.72
Band 100                                                             0                 0              1.74
Band 75                                                              0                 0              1.77
Band 50                                                              0                 0              1.80
Band 25                                                              0                 0              1.83
Band 0                                                       4,582,196         2,456,756              1.87
                                                       ---------------   ---------------
 Total                                                 $    35,545,743        20,500,571
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       608,500
Mortality & expense charges                                                                       (360,096)
                                                                                           ---------------
Net investment income (loss)                                                                       248,404
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           609,844
Realized gain distributions                                                                      1,606,206
Net change in unrealized appreciation (depreciation)                                            (3,355,306)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,139,256)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (890,852)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            248,404   $            323,757
Net realized gain (loss)                                                     609,844                849,783
Realized gain distributions                                                1,606,206                572,367
Net change in unrealized appreciation (depreciation)                      (3,355,306)              (161,532)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (890,852)             1,584,375
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,734,229             12,343,742
Cost of units redeemed                                                    (6,648,915)            (9,303,981)
Account charges                                                              (30,897)               (29,309)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,054,417              3,010,452
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,163,565              4,594,827
Net assets, beginning                                                     29,382,178             24,787,351
                                                                --------------------   --------------------
Net assets, ending                                              $         35,545,743   $         29,382,178
                                                                ====================   ====================

Units sold                                                                 7,874,384              7,400,712
Units redeemed                                                            (3,885,665)            (5,617,531)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,988,719              1,783,181
Units outstanding, beginning                                              16,511,852             14,728,671
                                                                --------------------   --------------------
Units outstanding, ending                                                 20,500,571             16,511,852
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         53,830,468
Cost of units redeemed/account charges                                                          (22,642,007)
Net investment income (loss)                                                                      1,186,985
Net realized gain (loss)                                                                          1,844,706
Realized gain distributions                                                                       2,496,280
Net change in unrealized appreciation (depreciation)                                             (1,170,689)
                                                                                       --------------------
Net assets                                                                             $         35,545,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72            18,044   $        30,964              1.25%             -2.7%
12/31/2014                        1.76            14,594            25,750              1.25%              5.5%
12/31/2013                        1.67            13,096            21,895              1.25%             12.6%
12/31/2012                        1.48             7,868            11,680              1.25%             10.7%
12/31/2011                        1.34             5,099             6,835              1.25%              0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              1.00%             -2.5%
12/31/2014                        1.79                 0                 0              1.00%              5.8%
12/31/2013                        1.69                 0                 0              1.00%             12.9%
12/31/2012                        1.50                 0                 0              1.00%             11.0%
12/31/2011                        1.35                 0                 0              1.00%              0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.75%             -2.3%
12/31/2014                        1.82                 0                 0              0.75%              6.1%
12/31/2013                        1.71                 0                 0              0.75%             13.2%
12/31/2012                        1.51                 0                 0              0.75%             11.3%
12/31/2011                        1.36                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.50%             -2.0%
12/31/2014                        1.84                 0                 0              0.50%              6.3%
12/31/2013                        1.73                 0                 0              0.50%             13.5%
12/31/2012                        1.53                 0                 0              0.50%             11.6%
12/31/2011                        1.37                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.25%             -1.8%
12/31/2014                        1.87                 0                 0              0.25%              6.6%
12/31/2013                        1.75                 0                 0              0.25%             13.8%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87             2,457   $         4,582              0.00%             -1.5%
12/31/2014                        1.89             1,918             3,632              0.00%              6.9%
12/31/2013                        1.77             1,632             2,893              0.00%             14.0%
12/31/2012                        1.55             1,298             2,017              0.00%             12.1%
12/31/2011                        1.39               892             1,236              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               2.4%
                2013               2.6%
                2012               2.3%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2025 PORTFOLIO A CLASS - 02507F605

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    39,140,724   $    39,318,025         2,945,168
                                                                         ===============   ===============
Receivables: investments sold                                      564
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    39,141,288
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    34,184,819        20,251,718   $          1.69
Band 100                                                     3,740,037         2,179,040              1.72
Band 75                                                              0                 0              1.75
Band 50                                                              0                 0              1.77
Band 25                                                              0                 0              1.80
Band 0                                                       1,216,432           663,026              1.83
                                                       ---------------   ---------------
 Total                                                 $    39,141,288        23,093,784
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       559,210
Mortality & expense charges                                                                       (460,822)
                                                                                           ---------------
Net investment income (loss)                                                                        98,388
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           709,938
Realized gain distributions                                                                      1,736,845
Net change in unrealized appreciation (depreciation)                                            (3,714,756)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,267,973)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,169,585)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,388   $            327,700
Net realized gain (loss)                                                     709,938                632,637
Realized gain distributions                                                1,736,845                744,865
Net change in unrealized appreciation (depreciation)                      (3,714,756)               134,871
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,169,585)             1,840,073
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,979,393             12,408,608
Cost of units redeemed                                                    (6,971,517)            (7,841,341)
Account charges                                                              (26,620)               (32,927)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,981,256              4,534,340
                                                                --------------------   --------------------
Net increase (decrease)                                                      811,671              6,374,413
Net assets, beginning                                                     38,329,617             31,955,204
                                                                --------------------   --------------------
Net assets, ending                                              $         39,141,288   $         38,329,617
                                                                ====================   ====================

Units sold                                                                 5,714,923              8,524,380
Units redeemed                                                            (4,559,770)            (5,868,233)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,155,153              2,656,147
Units outstanding, beginning                                              21,938,631             19,282,484
                                                                --------------------   --------------------
Units outstanding, ending                                                 23,093,784             21,938,631
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         58,603,832
Cost of units redeemed/account charges                                                          (25,069,026)
Net investment income (loss)                                                                      1,008,749
Net realized gain (loss)                                                                          1,855,160
Realized gain distributions                                                                       2,919,874
Net change in unrealized appreciation (depreciation)                                               (177,301)
                                                                                       --------------------
Net assets                                                                             $         39,141,288
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69            20,252   $        34,185              1.25%             -3.0%
12/31/2014                        1.74            19,473            33,885              1.25%              5.3%
12/31/2013                        1.65            18,438            30,475              1.25%             12.3%
12/31/2012                        1.47            12,982            19,100              1.25%             10.5%
12/31/2011                        1.33             7,832            10,431              1.25%              0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72             2,179   $         3,740              1.00%             -2.7%
12/31/2014                        1.76             1,552             2,740              1.00%              5.5%
12/31/2013                        1.67                 0                 0              1.00%             12.6%
12/31/2012                        1.48                 0                 0              1.00%             10.7%
12/31/2011                        1.34                 0                 0              1.00%              0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.75%             -2.5%
12/31/2014                        1.79                 0                 0              0.75%              5.8%
12/31/2013                        1.69                 0                 0              0.75%             12.9%
12/31/2012                        1.50                 0                 0              0.75%             11.0%
12/31/2011                        1.35                 0                 0              0.75%              0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.50%             -2.3%
12/31/2014                        1.82                 0                 0              0.50%              6.1%
12/31/2013                        1.71                 0                 0              0.50%             13.2%
12/31/2012                        1.51                 0                 0              0.50%             11.3%
12/31/2011                        1.36                 0                 0              0.50%              1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.25%             -2.0%
12/31/2014                        1.84                 0                 0              0.25%              6.3%
12/31/2013                        1.73                 0                 0              0.25%             13.5%
12/31/2012                        1.53                 0                 0              0.25%             11.6%
12/31/2011                        1.37                 0                 0              0.25%              1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83               663   $         1,216              0.00%             -1.8%
12/31/2014                        1.87               913             1,705              0.00%              6.6%
12/31/2013                        1.75               845             1,480              0.00%             13.8%
12/31/2012                        1.54               812             1,250              0.00%             11.9%
12/31/2011                        1.38               476               655              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.1%
                2013               2.2%
                2012               2.0%
                2011               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO A CLASS - 02507F621

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,081,165   $    33,860,572         2,894,127
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,290)
                                                       ---------------
Net assets                                             $    33,079,875
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    29,871,658        17,019,365   $          1.76
Band 100                                                     2,907,661         1,629,273              1.78
Band 75                                                              0                 0              1.81
Band 50                                                              0                 0              1.85
Band 25                                                              0                 0              1.88
Band 0                                                         300,556           157,554              1.91
                                                       ---------------   ---------------
 Total                                                 $    33,079,875        18,806,192
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       485,459
Mortality & expense charges                                                                       (423,601)
                                                                                           ---------------
Net investment income (loss)                                                                        61,858
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,788,795
Realized gain distributions                                                                      1,357,701
Net change in unrealized appreciation (depreciation)                                            (4,192,080)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,045,584)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (983,726)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             61,858   $            299,959
Net realized gain (loss)                                                   1,788,795                706,204
Realized gain distributions                                                1,357,701                719,924
Net change in unrealized appreciation (depreciation)                      (4,192,080)                68,837
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (983,726)             1,794,924
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,217,888             13,404,666
Cost of units redeemed                                                   (11,292,701)            (7,275,942)
Account charges                                                              (30,592)               (37,162)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,105,405)             6,091,562
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,089,131)             7,886,486
Net assets, beginning                                                     36,169,006             28,282,520
                                                                --------------------   --------------------
Net assets, ending                                              $         33,079,875   $         36,169,006
                                                                ====================   ====================

Units sold                                                                 6,887,620              8,595,910
Units redeemed                                                            (8,005,994)            (5,148,286)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,118,374)             3,447,624
Units outstanding, beginning                                              19,924,566             16,476,942
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,806,192             19,924,566
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         55,201,411
Cost of units redeemed/account charges                                                          (27,433,587)
Net investment income (loss)                                                                        794,522
Net realized gain (loss)                                                                          2,845,733
Realized gain distributions                                                                       2,451,203
Net change in unrealized appreciation (depreciation)                                               (779,407)
                                                                                       --------------------
Net assets                                                                             $         33,079,875
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76            17,019   $        29,872              1.25%             -2.8%
12/31/2014                        1.81            17,418            31,465              1.25%              5.6%
12/31/2013                        1.71            15,465            26,447              1.25%             14.1%
12/31/2012                        1.50             9,921            14,864              1.25%             11.1%
12/31/2011                        1.35             6,029             8,130              1.25%             -0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78             1,629   $         2,908              1.00%             -2.6%
12/31/2014                        1.83             1,469             2,691              1.00%              5.9%
12/31/2013                        1.73                 0                 0              1.00%             14.4%
12/31/2012                        1.51                 0                 0              1.00%             11.4%
12/31/2011                        1.36                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.75%             -2.4%
12/31/2014                        1.86                 0                 0              0.75%              6.2%
12/31/2013                        1.75                 0                 0              0.75%             14.7%
12/31/2012                        1.53                 0                 0              0.75%             11.7%
12/31/2011                        1.37                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.50%             -2.1%
12/31/2014                        1.88                 0                 0              0.50%              6.4%
12/31/2013                        1.77                 0                 0              0.50%             15.0%
12/31/2012                        1.54                 0                 0              0.50%             12.0%
12/31/2011                        1.38                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             -1.9%
12/31/2014                        1.91                 0                 0              0.25%              6.7%
12/31/2013                        1.79                 0                 0              0.25%             15.3%
12/31/2012                        1.55                 0                 0              0.25%             12.2%
12/31/2011                        1.38                 0                 0              0.25%              0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91               158   $           301              0.00%             -1.6%
12/31/2014                        1.94             1,038             2,013              0.00%              7.0%
12/31/2013                        1.81             1,012             1,835              0.00%             15.6%
12/31/2012                        1.57             1,023             1,604              0.00%             12.5%
12/31/2011                        1.39               110               153              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.1%
                2013               2.3%
                2012               1.9%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2030 PORTFOLIO INVESTOR CLASS - 02507F654

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    41,652,243   $    42,693,496         3,593,592
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (541,548)
                                                       ---------------
Net assets                                             $    41,110,695
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    34,389,583        19,265,765   $          1.79
Band 100                                                             0                 0              1.81
Band 75                                                              0                 0              1.85
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.91
Band 0                                                       6,721,112         3,464,348              1.94
                                                       ---------------   ---------------
 Total                                                 $    41,110,695        22,730,113
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       714,263
Mortality & expense charges                                                                       (362,132)
                                                                                           ---------------
Net investment income (loss)                                                                       352,131
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           397,245
Realized gain distributions                                                                      1,704,008
Net change in unrealized appreciation (depreciation)                                            (3,357,755)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,256,502)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (904,371)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            352,131   $            351,490
Net realized gain (loss)                                                     397,245                685,097
Realized gain distributions                                                1,704,008                616,248
Net change in unrealized appreciation (depreciation)                      (3,357,755)               118,834
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (904,371)             1,771,669
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  16,699,508              9,592,182
Cost of units redeemed                                                    (5,491,859)            (9,360,818)
Account charges                                                              (21,393)               (17,720)
                                                                --------------------   --------------------
Increase (decrease)                                                       11,186,256                213,644
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,281,885              1,985,313
Net assets, beginning                                                     30,828,810             28,843,497
                                                                --------------------   --------------------
Net assets, ending                                              $         41,110,695   $         30,828,810
                                                                ====================   ====================

Units sold                                                                 9,387,790              5,459,896
Units redeemed                                                            (3,250,253)            (5,360,219)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,137,537                 99,677
Units outstanding, beginning                                              16,592,576             16,492,899
                                                                --------------------   --------------------
Units outstanding, ending                                                 22,730,113             16,592,576
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         60,130,009
Cost of units redeemed/account charges                                                          (23,431,876)
Net investment income (loss)                                                                      1,309,650
Net realized gain (loss)                                                                          1,494,262
Realized gain distributions                                                                       2,649,903
Net change in unrealized appreciation (depreciation)                                             (1,041,253)
                                                                                       --------------------
Net assets                                                                             $         41,110,695
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79            19,266   $        34,390              1.25%             -2.6%
12/31/2014                        1.83            13,458            24,664              1.25%              5.9%
12/31/2013                        1.73            13,611            23,556              1.25%             14.4%
12/31/2012                        1.51             6,850            10,361              1.25%             11.4%
12/31/2011                        1.36             4,395             5,968              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              1.00%             -2.4%
12/31/2014                        1.86                 0                 0              1.00%              6.2%
12/31/2013                        1.75                 0                 0              1.00%             14.7%
12/31/2012                        1.53                 0                 0              1.00%             11.7%
12/31/2011                        1.37                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.75%             -2.1%
12/31/2014                        1.89                 0                 0              0.75%              6.4%
12/31/2013                        1.77                 0                 0              0.75%             15.0%
12/31/2012                        1.54                 0                 0              0.75%             11.9%
12/31/2011                        1.38                 0                 0              0.75%              0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%             -1.9%
12/31/2014                        1.91                 0                 0              0.50%              6.7%
12/31/2013                        1.79                 0                 0              0.50%             15.3%
12/31/2012                        1.55                 0                 0              0.50%             12.2%
12/31/2011                        1.39                 0                 0              0.50%              0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              0.25%             -1.6%
12/31/2014                        1.94                 0                 0              0.25%              7.0%
12/31/2013                        1.81                 0                 0              0.25%             15.6%
12/31/2012                        1.57                 0                 0              0.25%             12.5%
12/31/2011                        1.39                 0                 0              0.25%              0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94             3,464   $         6,721              0.00%             -1.4%
12/31/2014                        1.97             3,134             6,165              0.00%              7.2%
12/31/2013                        1.83             2,882             5,288              0.00%             15.9%
12/31/2012                        1.58               857             1,356              0.00%             12.8%
12/31/2011                        1.40               642               902              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.2%
                2013               2.9%
                2012               2.1%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO A CLASS - 02507F878

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,252,214   $    27,431,655         1,923,733
                                                                         ===============   ===============
Receivables: investments sold                                   26,321
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    27,278,535
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    24,986,641        13,617,188   $          1.83
Band 100                                                     1,959,804         1,050,414              1.87
Band 75                                                              0                 0              1.90
Band 50                                                          4,961             2,572              1.93
Band 25                                                              0                 0              1.96
Band 0                                                         327,129           164,024              1.99
                                                       ---------------   ---------------
 Total                                                 $    27,278,535        14,834,198
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       406,570
Mortality & expense charges                                                                       (349,544)
                                                                                           ---------------
Net investment income (loss)                                                                        57,026
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,214,837
Realized gain distributions                                                                      1,421,111
Net change in unrealized appreciation (depreciation)                                            (3,419,454)
                                                                                           ---------------
Net gain (loss)                                                                                   (783,506)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (726,480)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             57,026   $            230,016
Net realized gain (loss)                                                   1,214,837                598,552
Realized gain distributions                                                1,421,111                703,841
Net change in unrealized appreciation (depreciation)                      (3,419,454)                89,201
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (726,480)             1,621,610
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,425,891              9,717,864
Cost of units redeemed                                                    (8,924,681)            (6,628,815)
Account charges                                                              (25,684)               (32,241)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,524,474)             3,056,808
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,250,954)             4,678,418
Net assets, beginning                                                     29,529,489             24,851,071
                                                                --------------------   --------------------
Net assets, ending                                              $         27,278,535   $         29,529,489
                                                                ====================   ====================

Units sold                                                                 4,272,489              5,996,340
Units redeemed                                                            (5,048,914)            (4,326,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (776,425)             1,670,108
Units outstanding, beginning                                              15,610,623             13,940,515
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,834,198             15,610,623
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         45,632,418
Cost of units redeemed/account charges                                                          (23,589,798)
Net investment income (loss)                                                                        668,637
Net realized gain (loss)                                                                          2,276,352
Realized gain distributions                                                                       2,470,367
Net change in unrealized appreciation (depreciation)                                               (179,441)
                                                                                       --------------------
Net assets                                                                             $         27,278,535
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83            13,617   $        24,987              1.25%             -2.8%
12/31/2014                        1.89            14,514            27,390              1.25%              6.0%
12/31/2013                        1.78            13,575            24,161              1.25%             16.2%
12/31/2012                        1.53             8,184            12,540              1.25%             11.9%
12/31/2011                        1.37             5,889             8,061              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87             1,050   $         1,960              1.00%             -2.5%
12/31/2014                        1.91               735             1,407              1.00%              6.3%
12/31/2013                        1.80                 2                 4              1.00%             16.5%
12/31/2012                        1.55                 0                 0              1.00%             12.2%
12/31/2011                        1.38                 0                 0              1.00%             -0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.75%             -2.3%
12/31/2014                        1.94                 0                 0              0.75%              6.6%
12/31/2013                        1.82                 0                 0              0.75%             16.8%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.39                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 3   $             5              0.50%             -2.0%
12/31/2014                        1.97                 3                 5              0.50%              6.8%
12/31/2013                        1.84                 4                 7              0.50%             17.0%
12/31/2012                        1.57                 4                 6              0.50%             12.8%
12/31/2011                        1.40                 3                 5              0.50%             -0.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%             -1.8%
12/31/2014                        2.00                 0                 0              0.25%              7.1%
12/31/2013                        1.86                 0                 0              0.25%             17.3%
12/31/2012                        1.59                 0                 0              0.25%             13.1%
12/31/2011                        1.41                 0                 0              0.25%             -0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99               164   $           327              0.00%             -1.5%
12/31/2014                        2.03               359               727              0.00%              7.4%
12/31/2013                        1.89               360               679              0.00%             17.6%
12/31/2012                        1.60               370               593              0.00%             13.3%
12/31/2011                        1.42               176               249              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.0%
                2013               2.5%
                2012               1.7%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2035 PORTFOLIO INVESTOR CLASS - 02507F886

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,388,664   $    32,248,745         2,159,276
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (770,124)
                                                       ---------------
Net assets                                             $    30,618,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,116,895        13,985,737   $          1.87
Band 100                                                             0                 0              1.90
Band 75                                                              0                 0              1.93
Band 50                                                              0                 0              1.96
Band 25                                                              0                 0              2.00
Band 0                                                       4,501,645         2,217,946              2.03
                                                       ---------------   ---------------
 Total                                                 $    30,618,540        16,203,683
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       546,090
Mortality & expense charges                                                                       (301,677)
                                                                                           ---------------
Net investment income (loss)                                                                       244,413
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           402,160
Realized gain distributions                                                                      1,631,469
Net change in unrealized appreciation (depreciation)                                            (3,015,341)
                                                                                           ---------------
Net gain (loss)                                                                                   (981,712)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (737,299)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            244,413   $            285,134
Net realized gain (loss)                                                     402,160                595,435
Realized gain distributions                                                1,631,469                604,818
Net change in unrealized appreciation (depreciation)                      (3,015,341)                 3,392
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (737,299)             1,488,779
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,086,809              9,846,290
Cost of units redeemed                                                    (5,222,654)            (6,561,944)
Account charges                                                              (25,466)               (21,356)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,838,689              3,262,990
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,101,390              4,751,769
Net assets, beginning                                                     25,517,150             20,765,381
                                                                --------------------   --------------------
Net assets, ending                                              $         30,618,540   $         25,517,150
                                                                ====================   ====================

Units sold                                                                 5,854,393              5,339,094
Units redeemed                                                            (2,840,857)            (3,589,998)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,013,536              1,749,096
Units outstanding, beginning                                              13,190,147             11,441,051
                                                                --------------------   --------------------
Units outstanding, ending                                                 16,203,683             13,190,147
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         46,448,763
Cost of units redeemed/account charges                                                          (19,858,968)
Net investment income (loss)                                                                      1,002,327
Net realized gain (loss)                                                                          1,368,510
Realized gain distributions                                                                       2,517,989
Net change in unrealized appreciation (depreciation)                                               (860,081)
                                                                                       --------------------
Net assets                                                                             $         30,618,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87            13,986   $        26,117              1.25%             -2.5%
12/31/2014                        1.91            11,304            21,641              1.25%              6.2%
12/31/2013                        1.80            10,097            18,198              1.25%             16.5%
12/31/2012                        1.55             6,071             9,396              1.25%             12.2%
12/31/2011                        1.38             3,738             5,156              1.25%             -0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              1.00%             -2.2%
12/31/2014                        1.94                 0                 0              1.00%              6.5%
12/31/2013                        1.82                 0                 0              1.00%             16.8%
12/31/2012                        1.56                 0                 0              1.00%             12.5%
12/31/2011                        1.39                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.75%             -2.0%
12/31/2014                        1.97                 0                 0              0.75%              6.8%
12/31/2013                        1.84                 0                 0              0.75%             17.0%
12/31/2012                        1.58                 0                 0              0.75%             12.8%
12/31/2011                        1.40                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.50%             -1.7%
12/31/2014                        2.00                 0                 0              0.50%              7.0%
12/31/2013                        1.87                 0                 0              0.50%             17.3%
12/31/2012                        1.59                 0                 0              0.50%             13.1%
12/31/2011                        1.41                 0                 0              0.50%             -0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.25%             -1.5%
12/31/2014                        2.03                 0                 0              0.25%              7.3%
12/31/2013                        1.89                 0                 0              0.25%             17.6%
12/31/2012                        1.61                 0                 0              0.25%             13.3%
12/31/2011                        1.42                 0                 0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.03             2,218   $         4,502              0.00%             -1.2%
12/31/2014                        2.05             1,886             3,876              0.00%              7.6%
12/31/2013                        1.91             1,344             2,568              0.00%             17.9%
12/31/2012                        1.62               829             1,343              0.00%             13.6%
12/31/2011                        1.43               570               813              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               2.3%
                2013               2.8%
                2012               2.1%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO A CLASS - 02507F571

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    28,492,110   $    28,440,888         2,404,386
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (96,309)
                                                       ---------------
Net assets                                             $    28,395,801
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,985,220        13,600,263   $          1.91
Band 100                                                     1,967,075         1,012,543              1.94
Band 75                                                              0                 0              1.98
Band 50                                                              0                 0              2.01
Band 25                                                              0                 0              2.04
Band 0                                                         443,506           213,568              2.08
                                                       ---------------   ---------------
 Total                                                 $    28,395,801        14,826,374
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       426,879
Mortality & expense charges                                                                       (358,474)
                                                                                           ---------------
Net investment income (loss)                                                                        68,405
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,548,337
Realized gain distributions                                                                      1,306,014
Net change in unrealized appreciation (depreciation)                                            (3,679,121)
                                                                                           ---------------
Net gain (loss)                                                                                   (824,770)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (756,365)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             68,405   $            279,291
Net realized gain (loss)                                                   1,548,337                474,123
Realized gain distributions                                                1,306,014                699,182
Net change in unrealized appreciation (depreciation)                      (3,679,121)               314,247
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (756,365)             1,766,843
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,140,554             10,416,210
Cost of units redeemed                                                    (9,042,357)            (4,661,494)
Account charges                                                              (29,410)               (36,741)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,931,213)             5,717,975
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,687,578)             7,484,818
Net assets, beginning                                                     31,083,379             23,598,561
                                                                --------------------   --------------------
Net assets, ending                                              $         28,395,801   $         31,083,379
                                                                ====================   ====================

Units sold                                                                 4,678,846              6,176,077
Units redeemed                                                            (5,575,160)            (3,162,063)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (896,314)             3,014,014
Units outstanding, beginning                                              15,722,688             12,708,674
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,826,374             15,722,688
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         43,490,178
Cost of units redeemed/account charges                                                          (20,428,301)
Net investment income (loss)                                                                        701,784
Net realized gain (loss)                                                                          2,276,530
Realized gain distributions                                                                       2,304,388
Net change in unrealized appreciation (depreciation)                                                 51,222
                                                                                       --------------------
Net assets                                                                             $         28,395,801
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91            13,600   $        25,985              1.25%             -2.8%
12/31/2014                        1.97            13,754            27,032              1.25%              6.4%
12/31/2013                        1.85            11,560            21,351              1.25%             17.9%
12/31/2012                        1.57             7,233            11,330              1.25%             12.8%
12/31/2011                        1.39             4,146             5,758              1.25%             -1.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94             1,013   $         1,967              1.00%             -2.5%
12/31/2014                        1.99               880             1,754              1.00%              6.7%
12/31/2013                        1.87                 4                 7              1.00%             18.2%
12/31/2012                        1.58                 1                 2              1.00%             13.1%
12/31/2011                        1.40                 0                 0              1.00%             -1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.75%             -2.3%
12/31/2014                        2.02                 0                 0              0.75%              7.0%
12/31/2013                        1.89                 0                 0              0.75%             18.5%
12/31/2012                        1.60                 0                 0              0.75%             13.4%
12/31/2011                        1.41                 0                 0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01                 0   $             0              0.50%             -2.1%
12/31/2014                        2.05                 0                 0              0.50%              7.2%
12/31/2013                        1.91                 0                 0              0.50%             18.8%
12/31/2012                        1.61                 0                 0              0.50%             13.6%
12/31/2011                        1.42                 0                 0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.25%             -1.8%
12/31/2014                        2.08                 0                 0              0.25%              7.5%
12/31/2013                        1.94                 0                 0              0.25%             19.1%
12/31/2012                        1.62                 0                 0              0.25%             13.9%
12/31/2011                        1.43                 0                 0              0.25%             -0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08               214   $           444              0.00%             -1.6%
12/31/2014                        2.11             1,089             2,297              0.00%              7.8%
12/31/2013                        1.96             1,145             2,241              0.00%             19.4%
12/31/2012                        1.64             1,184             1,941              0.00%             14.2%
12/31/2011                        1.44               154               221              0.00%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.2%
                2013               2.5%
                2012               1.7%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2040 PORTFOLIO INVESTOR CLASS - 02507F613

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    37,388,423   $    37,811,079         3,039,774
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                             (1,488,688)
                                                       ---------------
Net assets                                             $    35,899,735
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    29,858,479        15,378,975   $          1.94
Band 100                                                             0                 0              1.97
Band 75                                                              0                 0              2.01
Band 50                                                              0                 0              2.04
Band 25                                                              0                 0              2.08
Band 0                                                       6,041,256         2,862,837              2.11
                                                       ---------------   ---------------
 Total                                                 $    35,899,735        18,241,812
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       653,345
Mortality & expense charges                                                                       (333,610)
                                                                                           ---------------
Net investment income (loss)                                                                       319,735
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           322,035
Realized gain distributions                                                                      1,710,211
Net change in unrealized appreciation (depreciation)                                            (3,253,125)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,220,879)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (901,144)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            319,735   $            351,281
Net realized gain (loss)                                                     322,035                513,193
Realized gain distributions                                                1,710,211                642,634
Net change in unrealized appreciation (depreciation)                      (3,253,125)               231,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (901,144)             1,738,747
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,949,925              7,958,746
Cost of units redeemed                                                    (5,795,617)            (6,357,750)
Account charges                                                              (25,917)               (23,346)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,128,391              1,577,650
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,227,247              3,316,397
Net assets, beginning                                                     28,672,488             25,356,091
                                                                --------------------   --------------------
Net assets, ending                                              $         35,899,735   $         28,672,488
                                                                ====================   ====================

Units sold                                                                 7,261,284              4,174,251
Units redeemed                                                            (3,210,055)            (3,414,661)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,051,229                759,590
Units outstanding, beginning                                              14,190,583             13,430,993
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,241,812             14,190,583
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         48,517,089
Cost of units redeemed/account charges                                                          (17,156,339)
Net investment income (loss)                                                                      1,199,871
Net realized gain (loss)                                                                          1,118,972
Realized gain distributions                                                                       2,642,798
Net change in unrealized appreciation (depreciation)                                               (422,656)
                                                                                       --------------------
Net assets                                                                             $         35,899,735
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94            15,379   $        29,858              1.25%             -2.5%
12/31/2014                        1.99            11,448            22,808              1.25%              6.7%
12/31/2013                        1.87            10,983            20,510              1.25%             18.2%
12/31/2012                        1.58             5,914             9,344              1.25%             13.1%
12/31/2011                        1.40             3,619             5,056              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              1.00%             -2.3%
12/31/2014                        2.02                 0                 0              1.00%              7.0%
12/31/2013                        1.89                 0                 0              1.00%             18.5%
12/31/2012                        1.59                 0                 0              1.00%             13.4%
12/31/2011                        1.41                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01                 0   $             0              0.75%             -2.1%
12/31/2014                        2.05                 0                 0              0.75%              7.2%
12/31/2013                        1.91                 0                 0              0.75%             18.8%
12/31/2012                        1.61                 0                 0              0.75%             13.6%
12/31/2011                        1.42                 0                 0              0.75%             -1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.50%             -1.8%
12/31/2014                        2.08                 0                 0              0.50%              7.5%
12/31/2013                        1.93                 0                 0              0.50%             19.1%
12/31/2012                        1.62                 0                 0              0.50%             13.9%
12/31/2011                        1.43                 0                 0              0.50%             -0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.25%             -1.6%
12/31/2014                        2.11                 0                 0              0.25%              7.8%
12/31/2013                        1.96                 0                 0              0.25%             19.4%
12/31/2012                        1.64                 0                 0              0.25%             14.2%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.11             2,863   $         6,041              0.00%             -1.3%
12/31/2014                        2.14             2,742             5,864              0.00%              8.0%
12/31/2013                        1.98             2,448             4,846              0.00%             19.7%
12/31/2012                        1.65               687             1,137              0.00%             14.5%
12/31/2011                        1.44               489               706              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.3%
                2013               3.1%
                2012               1.9%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO A CLASS - 02507F837

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,474,970   $    17,751,636         1,189,319
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (27,653)
                                                       ---------------
Net assets                                             $    17,447,317
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,746,894         8,066,676   $          1.95
Band 100                                                     1,261,805           635,697              1.98
Band 75                                                              0                 0              2.02
Band 50                                                              0                 0              2.05
Band 25                                                              0                 0              2.09
Band 0                                                         438,618           206,726              2.12
                                                       ---------------   ---------------
 Total                                                 $    17,447,317         8,909,099
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       265,520
Mortality & expense charges                                                                       (218,634)
                                                                                           ---------------
Net investment income (loss)                                                                        46,886
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           802,083
Realized gain distributions                                                                        990,894
Net change in unrealized appreciation (depreciation)                                            (2,362,461)
                                                                                           ---------------
Net gain (loss)                                                                                   (569,484)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (522,598)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,886   $            169,110
Net realized gain (loss)                                                     802,083                372,628
Realized gain distributions                                                  990,894                467,733
Net change in unrealized appreciation (depreciation)                      (2,362,461)                93,588
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (522,598)             1,103,059
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,326,178              7,724,659
Cost of units redeemed                                                    (5,711,655)            (4,593,705)
Account charges                                                              (26,812)               (30,567)
                                                                --------------------   --------------------
Increase (decrease)                                                         (412,289)             3,100,387
                                                                --------------------   --------------------
Net increase (decrease)                                                     (934,887)             4,203,446
Net assets, beginning                                                     18,382,204             14,178,758
                                                                --------------------   --------------------
Net assets, ending                                              $         17,447,317   $         18,382,204
                                                                ====================   ====================

Units sold                                                                 2,928,633              4,328,809
Units redeemed                                                            (3,127,245)            (2,732,776)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (198,612)             1,596,033
Units outstanding, beginning                                               9,107,711              7,511,678
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,909,099              9,107,711
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         28,497,423
Cost of units redeemed/account charges                                                          (14,207,637)
Net investment income (loss)                                                                        437,274
Net realized gain (loss)                                                                          1,351,617
Realized gain distributions                                                                       1,645,306
Net change in unrealized appreciation (depreciation)                                               (276,666)
                                                                                       --------------------
Net assets                                                                             $         17,447,317
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95             8,067   $        15,747              1.25%             -2.9%
12/31/2014                        2.01             8,226            16,540              1.25%              6.9%
12/31/2013                        1.88             7,114            13,388              1.25%             19.2%
12/31/2012                        1.58             4,030             6,363              1.25%             13.3%
12/31/2011                        1.39             2,486             3,465              1.25%             -2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98               636   $         1,262              1.00%             -2.7%
12/31/2014                        2.04               509             1,039              1.00%              7.1%
12/31/2013                        1.90                15                28              1.00%             19.5%
12/31/2012                        1.59                 3                 4              1.00%             13.6%
12/31/2011                        1.40                 0                 0              1.00%             -1.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.75%             -2.4%
12/31/2014                        2.07                 0                 0              0.75%              7.4%
12/31/2013                        1.93                 0                 0              0.75%             19.8%
12/31/2012                        1.61                 0                 0              0.75%             13.9%
12/31/2011                        1.41                 0                 0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.05                 0   $             0              0.50%             -2.2%
12/31/2014                        2.10                 0                 0              0.50%              7.7%
12/31/2013                        1.95                 0                 0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.1%
12/31/2011                        1.42                 0                 0              0.50%             -1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.09                 0   $             0              0.25%             -1.9%
12/31/2014                        2.13                 0                 0              0.25%              7.9%
12/31/2013                        1.97                 0                 0              0.25%             20.4%
12/31/2012                        1.64                 0                 0              0.25%             14.4%
12/31/2011                        1.43                 0                 0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12               207   $           439              0.00%             -1.7%
12/31/2014                        2.16               372               804              0.00%              8.2%
12/31/2013                        1.99               383               763              0.00%             20.7%
12/31/2012                        1.65               364               602              0.00%             14.7%
12/31/2011                        1.44               137               197              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               2.2%
                2013               2.7%
                2012               1.7%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2045 PORTFOLIO INVESTOR CLASS - 02507F845

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,251,781   $    21,116,830         1,319,333
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (883,973)
                                                       ---------------
Net assets                                             $    19,367,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,995,977         8,549,706   $          1.99
Band 100                                                             0                 0              2.02
Band 75                                                              0                 0              2.06
Band 50                                                              0                 0              2.09
Band 25                                                              0                 0              2.12
Band 0                                                       2,371,831         1,097,743              2.16
                                                       ---------------   ---------------
 Total                                                 $    19,367,808         9,647,449
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       358,146
Mortality & expense charges                                                                       (195,846)
                                                                                           ---------------
Net investment income (loss)                                                                       162,300
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           254,976
Realized gain distributions                                                                      1,145,354
Net change in unrealized appreciation (depreciation)                                            (2,081,600)
                                                                                           ---------------
Net gain (loss)                                                                                   (681,270)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (518,970)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            162,300   $            189,000
Net realized gain (loss)                                                     254,976                510,994
Realized gain distributions                                                1,145,354                391,414
Net change in unrealized appreciation (depreciation)                      (2,081,600)              (115,806)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (518,970)               975,602
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,052,641              7,086,327
Cost of units redeemed                                                    (3,551,695)            (4,206,721)
Account charges                                                              (18,760)               (14,930)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,482,186              2,864,676
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,963,216              3,840,278
Net assets, beginning                                                     15,404,592             11,564,314
                                                                --------------------   --------------------
Net assets, ending                                              $         19,367,808   $         15,404,592
                                                                ====================   ====================

Units sold                                                                 4,009,724              3,678,543
Units redeemed                                                            (1,846,200)            (2,214,521)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,163,524              1,464,022
Units outstanding, beginning                                               7,483,925              6,019,903
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,647,449              7,483,925
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         28,078,040
Cost of units redeemed/account charges                                                          (11,136,851)
Net investment income (loss)                                                                        613,077
Net realized gain (loss)                                                                            991,147
Realized gain distributions                                                                       1,687,444
Net change in unrealized appreciation (depreciation)                                               (865,049)
                                                                                       --------------------
Net assets                                                                             $         19,367,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99             8,550   $        16,996              1.25%             -2.6%
12/31/2014                        2.04             6,618            13,507              1.25%              7.1%
12/31/2013                        1.91             5,262            10,033              1.25%             19.6%
12/31/2012                        1.59             2,978             4,749              1.25%             13.6%
12/31/2011                        1.40             1,744             2,448              1.25%             -2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              1.00%             -2.4%
12/31/2014                        2.07                 0                 0              1.00%              7.3%
12/31/2013                        1.93                 0                 0              1.00%             19.9%
12/31/2012                        1.61                 0                 0              1.00%             13.9%
12/31/2011                        1.41                 0                 0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.75%             -2.1%
12/31/2014                        2.10                 0                 0              0.75%              7.6%
12/31/2013                        1.95                 0                 0              0.75%             20.2%
12/31/2012                        1.62                 0                 0              0.75%             14.1%
12/31/2011                        1.42                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.09                 0   $             0              0.50%             -1.9%
12/31/2014                        2.13                 0                 0              0.50%              7.9%
12/31/2013                        1.97                 0                 0              0.50%             20.5%
12/31/2012                        1.64                 0                 0              0.50%             14.4%
12/31/2011                        1.43                 0                 0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.25%             -1.6%
12/31/2014                        2.16                 0                 0              0.25%              8.1%
12/31/2013                        2.00                 0                 0              0.25%             20.8%
12/31/2012                        1.65                 0                 0              0.25%             14.7%
12/31/2011                        1.44                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.16             1,098   $         2,372              0.00%             -1.4%
12/31/2014                        2.19               866             1,898              0.00%              8.4%
12/31/2013                        2.02               758             1,531              0.00%             21.1%
12/31/2012                        1.67               489               817              0.00%             15.0%
12/31/2011                        1.45               340               493              0.00%             -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               2.5%
                2013               3.0%
                2012               2.0%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO A CLASS - 02507F530

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,711,584   $    14,070,337         1,156,752
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (73,474)
                                                       ---------------
Net assets                                             $    13,638,110
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,832,199         6,493,617   $          1.98
Band 100                                                       483,629           240,687              2.01
Band 75                                                              0                 0              2.04
Band 50                                                              0                 0              2.08
Band 25                                                              0                 0              2.11
Band 0                                                         322,282           150,046              2.15
                                                       ---------------   ---------------
 Total                                                 $    13,638,110         6,884,350
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       202,879
Mortality & expense charges                                                                       (169,686)
                                                                                           ---------------
Net investment income (loss)                                                                        33,193
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           655,748
Realized gain distributions                                                                        647,664
Net change in unrealized appreciation (depreciation)                                            (1,748,072)
                                                                                           ---------------
Net gain (loss)                                                                                   (444,660)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (411,467)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             33,193   $            133,060
Net realized gain (loss)                                                     655,748                279,904
Realized gain distributions                                                  647,664                307,376
Net change in unrealized appreciation (depreciation)                      (1,748,072)                69,017
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (411,467)               789,357
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,773,703              6,850,428
Cost of units redeemed                                                    (4,553,777)            (2,786,484)
Account charges                                                              (25,739)               (28,576)
                                                                --------------------   --------------------
Increase (decrease)                                                          194,187              4,035,368
                                                                --------------------   --------------------
Net increase (decrease)                                                     (217,280)             4,824,725
Net assets, beginning                                                     13,855,390              9,030,665
                                                                --------------------   --------------------
Net assets, ending                                              $         13,638,110   $         13,855,390
                                                                ====================   ====================

Units sold                                                                 2,683,945              3,692,763
Units redeemed                                                            (2,569,530)            (1,636,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                      114,415              2,056,236
Units outstanding, beginning                                               6,769,935              4,713,699
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,884,350              6,769,935
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         21,882,473
Cost of units redeemed/account charges                                                          (10,347,318)
Net investment income (loss)                                                                        297,633
Net realized gain (loss)                                                                          1,094,793
Realized gain distributions                                                                       1,069,282
Net change in unrealized appreciation (depreciation)                                               (358,753)
                                                                                       --------------------
Net assets                                                                             $         13,638,110
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98             6,494   $        12,832              1.25%             -3.0%
12/31/2014                        2.04             6,182            12,593              1.25%              6.9%
12/31/2013                        1.91             4,289             8,172              1.25%             19.8%
12/31/2012                        1.59             2,728             4,340              1.25%             13.7%
12/31/2011                        1.40             1,608             2,250              1.25%             -2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01               241   $           484              1.00%             -2.7%
12/31/2014                        2.07               186               384              1.00%              7.2%
12/31/2013                        1.93                 0                 0              1.00%             20.1%
12/31/2012                        1.61                 0                 0              1.00%             14.0%
12/31/2011                        1.41                 0                 0              1.00%             -2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.75%             -2.5%
12/31/2014                        2.10                 0                 0              0.75%              7.4%
12/31/2013                        1.95                 0                 0              0.75%             20.4%
12/31/2012                        1.62                 0                 0              0.75%             14.2%
12/31/2011                        1.42                 0                 0              0.75%             -1.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.50%             -2.3%
12/31/2014                        2.13                 0                 0              0.50%              7.7%
12/31/2013                        1.97                 0                 0              0.50%             20.7%
12/31/2012                        1.64                 0                 0              0.50%             14.5%
12/31/2011                        1.43                 0                 0              0.50%             -1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.25%             -2.0%
12/31/2014                        2.16                 0                 0              0.25%              8.0%
12/31/2013                        2.00                 0                 0              0.25%             21.0%
12/31/2012                        1.65                 0                 0              0.25%             14.8%
12/31/2011                        1.44                 0                 0              0.25%             -1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.15               150   $           322              0.00%             -1.8%
12/31/2014                        2.19               402               878              0.00%              8.2%
12/31/2013                        2.02               425               858              0.00%             21.3%
12/31/2012                        1.67               395               659              0.00%             15.1%
12/31/2011                        1.45               125               180              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               2.3%
                2013               2.5%
                2012               1.6%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN CENTURY ONE CHOICE 2050 PORTFOLIO INVESTOR CLASS - 02507F563

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,803,378   $    19,871,511         1,547,652
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (556,551)
                                                       ---------------
Net assets                                             $    18,246,827
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,202,591         6,574,783   $          2.01
Band 100                                                             0                 0              2.04
Band 75                                                              0                 0              2.08
Band 50                                                              0                 0              2.11
Band 25                                                              0                 0              2.15
Band 0                                                       5,044,236         2,311,181              2.18
                                                       ---------------   ---------------
 Total                                                 $    18,246,827         8,885,964
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       325,477
Mortality & expense charges                                                                       (149,665)
                                                                                           ---------------
Net investment income (loss)                                                                       175,812
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           767,433
Realized gain distributions                                                                        886,592
Net change in unrealized appreciation (depreciation)                                            (2,348,241)
                                                                                           ---------------
Net gain (loss)                                                                                   (694,216)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (518,404)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            175,812   $            203,856
Net realized gain (loss)                                                     767,433                254,249
Realized gain distributions                                                  886,592                322,395
Net change in unrealized appreciation (depreciation)                      (2,348,241)               179,335
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (518,404)               959,835
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,073,207              5,340,250
Cost of units redeemed                                                    (2,721,469)            (2,851,696)
Account charges                                                              (18,388)               (12,745)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,333,350              2,475,809
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,814,946              3,435,644
Net assets, beginning                                                     14,431,881             10,996,237
                                                                --------------------   --------------------
Net assets, ending                                              $         18,246,827   $         14,431,881
                                                                ====================   ====================

Units sold                                                                 5,518,289              2,761,377
Units redeemed                                                            (3,464,518)            (1,522,685)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,053,771              1,238,692
Units outstanding, beginning                                               6,832,193              5,593,501
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,885,964              6,832,193
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         23,591,464
Cost of units redeemed/account charges                                                           (7,432,665)
Net investment income (loss)                                                                        609,300
Net realized gain (loss)                                                                          1,214,981
Realized gain distributions                                                                       1,331,880
Net change in unrealized appreciation (depreciation)                                             (1,068,133)
                                                                                       --------------------
Net assets                                                                             $         18,246,827
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01             6,575   $        13,203              1.25%             -2.8%
12/31/2014                        2.07             4,756             9,827              1.25%              7.2%
12/31/2013                        1.93             3,693             7,114              1.25%             20.1%
12/31/2012                        1.60             2,161             3,468              1.25%             14.0%
12/31/2011                        1.41             1,190             1,676              1.25%             -2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              1.00%             -2.6%
12/31/2014                        2.10                 0                 0              1.00%              7.5%
12/31/2013                        1.95                 0                 0              1.00%             20.4%
12/31/2012                        1.62                 0                 0              1.00%             14.2%
12/31/2011                        1.42                 0                 0              1.00%             -1.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.75%             -2.3%
12/31/2014                        2.13                 0                 0              0.75%              7.8%
12/31/2013                        1.97                 0                 0              0.75%             20.7%
12/31/2012                        1.63                 0                 0              0.75%             14.5%
12/31/2011                        1.43                 0                 0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.50%             -2.1%
12/31/2014                        2.16                 0                 0              0.50%              8.1%
12/31/2013                        2.00                 0                 0              0.50%             21.0%
12/31/2012                        1.65                 0                 0              0.50%             14.8%
12/31/2011                        1.44                 0                 0              0.50%             -1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.15                 0   $             0              0.25%             -1.8%
12/31/2014                        2.19                 0                 0              0.25%              8.3%
12/31/2013                        2.02                 0                 0              0.25%             21.3%
12/31/2012                        1.66                 0                 0              0.25%             15.1%
12/31/2011                        1.45                 0                 0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18             2,311   $         5,044              0.00%             -1.6%
12/31/2014                        2.22             2,076             4,605              0.00%              8.6%
12/31/2013                        2.04             1,901             3,882              0.00%             21.6%
12/31/2012                        1.68               316               530              0.00%             15.4%
12/31/2011                        1.46               227               331              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.5%
                2013               3.3%
                2012               1.9%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN CENTURY ONE CHOICE 2055 PORTFOLIO A CLASS - 02507F399

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,867,560   $     5,088,290           392,128
                                                                         ===============   ===============
Receivables: investments sold                                   10,519
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,878,079
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,851,890         3,669,239   $          1.32
Band 100                                                        24,428            18,255              1.34
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.37
Band 25                                                              0                 0              1.39
Band 0                                                           1,761             1,255              1.40
                                                       ---------------   ---------------
 Total                                                 $     4,878,079         3,688,749
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        68,650
Mortality & expense charges                                                                        (52,680)
                                                                                           ---------------
Net investment income (loss)                                                                        15,970
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           112,332
Realized gain distributions                                                                        160,221
Net change in unrealized appreciation (depreciation)                                              (443,045)
                                                                                           ---------------
Net gain (loss)                                                                                   (170,492)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (154,522)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,970   $             31,242
Net realized gain (loss)                                                     112,332                 40,308
Realized gain distributions                                                  160,221                 50,973
Net change in unrealized appreciation (depreciation)                        (443,045)                54,717
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (154,522)               177,240
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,864,450              2,248,768
Cost of units redeemed                                                    (1,211,830)              (605,408)
Account charges                                                              (21,703)               (14,987)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,630,917              1,628,373
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,476,395              1,805,613
Net assets, beginning                                                      3,401,684              1,596,071
                                                                --------------------   --------------------
Net assets, ending                                              $          4,878,079   $          3,401,684
                                                                ====================   ====================

Units sold                                                                 2,246,057              1,828,089
Units redeemed                                                            (1,048,762)              (590,137)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,197,295              1,237,952
Units outstanding, beginning                                               2,491,454              1,253,502
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,688,749              2,491,454
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,832,424
Cost of units redeemed/account charges                                                           (2,189,927)
Net investment income (loss)                                                                         67,057
Net realized gain (loss)                                                                            170,084
Realized gain distributions                                                                         219,171
Net change in unrealized appreciation (depreciation)                                               (220,730)
                                                                                       --------------------
Net assets                                                                             $          4,878,079
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32             3,669   $         4,852              1.25%             -3.0%
12/31/2014                        1.36             2,407             3,283              1.25%              7.2%
12/31/2013                        1.27             1,223             1,556              1.25%             20.4%
12/31/2012                        1.06               474               501              1.25%             13.8%
12/31/2011                        0.93                94                87              1.25%             -7.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                18   $            24              1.00%             -2.8%
12/31/2014                        1.38                22                31              1.00%              7.5%
12/31/2013                        1.28                 0                 0              1.00%             20.7%
12/31/2012                        1.06                 0                 0              1.00%             14.1%
12/31/2011                        0.93                 0                 0              1.00%             -7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%             -2.5%
12/31/2014                        1.39                 0                 0              0.75%              7.7%
12/31/2013                        1.29                 0                 0              0.75%             21.0%
12/31/2012                        1.07                 0                 0              0.75%             14.4%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.50%             -2.3%
12/31/2014                        1.40                 0                 0              0.50%              8.0%
12/31/2013                        1.30                 0                 0              0.50%             21.3%
12/31/2012                        1.07                 0                 0              0.50%             14.7%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.25%             -2.1%
12/31/2014                        1.42                 0                 0              0.25%              8.3%
12/31/2013                        1.31                 0                 0              0.25%             21.6%
12/31/2012                        1.08                 0                 0              0.25%             14.9%
12/31/2011                        0.94                 0                 0              0.25%             -6.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 1   $             2              0.00%             -1.8%
12/31/2014                        1.43                62                88              0.00%              8.5%
12/31/2013                        1.32                30                40              0.00%             21.9%
12/31/2012                        1.08                10                11              0.00%             15.2%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               2.4%
                2013               2.8%
                2012               1.6%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AMERICAN CENTURY DISCIPLINED GROWTH FUND A CLASS - 02507M642

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       976,805   $       963,774            53,528
                                                                         ===============   ===============
Receivables: investments sold                                    3,842
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       980,647
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       980,647           647,864   $          1.51
Band 100                                                             0                 0              1.53
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.58
                                                       ---------------   ---------------
 Total                                                 $       980,647           647,864
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,882
Mortality & expense charges                                                                        (10,811)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,929)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,802
Realized gain distributions                                                                         13,493
Net change in unrealized appreciation (depreciation)                                               (52,707)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,412)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (27,341)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,929)  $             (6,473)
Net realized gain (loss)                                                      20,802                  4,830
Realized gain distributions                                                   13,493                 28,397
Net change in unrealized appreciation (depreciation)                         (52,707)                39,790
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (27,341)                66,544
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     442,939                356,995
Cost of units redeemed                                                      (146,534)              (140,678)
Account charges                                                               (1,001)                  (568)
                                                                --------------------   --------------------
Increase (decrease)                                                          295,404                215,749
                                                                --------------------   --------------------
Net increase (decrease)                                                      268,063                282,293
Net assets, beginning                                                        712,584                430,291
                                                                --------------------   --------------------
Net assets, ending                                              $            980,647   $            712,584
                                                                ====================   ====================

Units sold                                                                   290,761                246,038
Units redeemed                                                               (99,528)               (96,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                      191,233                149,522
Units outstanding, beginning                                                 456,631                307,109
                                                                --------------------   --------------------
Units outstanding, ending                                                    647,864                456,631
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,240,063
Cost of units redeemed/account charges                                                             (348,943)
Net investment income (loss)                                                                        (16,711)
Net realized gain (loss)                                                                             30,329
Realized gain distributions                                                                          62,878
Net change in unrealized appreciation (depreciation)                                                 13,031
                                                                                       --------------------
Net assets                                                                             $            980,647
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               648   $           981              1.25%             -3.0%
12/31/2014                        1.56               457               713              1.25%             11.4%
12/31/2013                        1.40               307               430              1.25%             32.8%
12/31/2012                        1.05                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              1.00%             -2.8%
12/31/2014                        1.57                 0                 0              1.00%             11.7%
12/31/2013                        1.41                 0                 0              1.00%             33.2%
12/31/2012                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%             -2.5%
12/31/2014                        1.58                 0                 0              0.75%             11.9%
12/31/2013                        1.41                 0                 0              0.75%             33.5%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%             -2.3%
12/31/2014                        1.59                 0                 0              0.50%             12.2%
12/31/2013                        1.42                 0                 0              0.50%             33.8%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -2.0%
12/31/2014                        1.60                 0                 0              0.25%             12.5%
12/31/2013                        1.42                 0                 0              0.25%             34.2%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.00%             -1.8%
12/31/2014                        1.61                 0                 0              0.00%             12.8%
12/31/2013                        1.43                 0                 0              0.00%             34.5%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.2%
                2013               0.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R4 CLASS - 023375843

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,775,802   $    12,213,445           457,347
                                                                         ===============   ===============
Receivables: investments sold                                      900
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,776,702
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,776,702         6,815,801   $          1.73
Band 100                                                             0                 0              1.77
Band 75                                                              0                 0              1.81
Band 50                                                              0                 0              1.85
Band 25                                                              0                 0              1.89
Band 0                                                               0                 0              1.94
                                                       ---------------   ---------------
 Total                                                 $    11,776,702         6,815,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (141,994)
                                                                                           ---------------
Net investment income (loss)                                                                      (141,994)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           527,999
Realized gain distributions                                                                        977,351
Net change in unrealized appreciation (depreciation)                                            (1,485,455)
                                                                                           ---------------
Net gain (loss)                                                                                     19,895
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (122,099)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (141,994)  $           (101,348)
Net realized gain (loss)                                                     527,999                496,347
Realized gain distributions                                                  977,351                820,139
Net change in unrealized appreciation (depreciation)                      (1,485,455)              (352,685)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (122,099)               862,453
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,852,421              5,542,494
Cost of units redeemed                                                    (2,552,228)            (2,106,608)
Account charges                                                               (4,124)                (2,186)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,296,069              3,433,700
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,173,970              4,296,153
Net assets, beginning                                                      9,602,732              5,306,579
                                                                --------------------   --------------------
Net assets, ending                                              $         11,776,702   $          9,602,732
                                                                ====================   ====================

Units sold                                                                 2,799,538              3,421,939
Units redeemed                                                            (1,515,532)            (1,272,265)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,284,006              2,149,674
Units outstanding, beginning                                               5,531,795              3,382,121
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,815,801              5,531,795
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,272,755
Cost of units redeemed/account charges                                                           (6,166,678)
Net investment income (loss)                                                                       (335,685)
Net realized gain (loss)                                                                          1,255,312
Realized gain distributions                                                                       2,188,641
Net change in unrealized appreciation (depreciation)                                               (437,643)
                                                                                       --------------------
Net assets                                                                             $         11,776,702
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73             6,816   $        11,777              1.25%             -0.5%
12/31/2014                        1.74             5,532             9,603              1.25%             10.6%
12/31/2013                        1.57             3,382             5,307              1.25%             35.1%
12/31/2012                        1.16             3,456             4,012              1.25%             14.3%
12/31/2011                        1.02             3,264             3,317              1.25%             -0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              1.00%             -0.2%
12/31/2014                        1.77                 0                 0              1.00%             10.9%
12/31/2013                        1.60                 0                 0              1.00%             35.5%
12/31/2012                        1.18                 0                 0              1.00%             14.5%
12/31/2011                        1.03                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.75%              0.0%
12/31/2014                        1.81                 0                 0              0.75%             11.2%
12/31/2013                        1.63                 0                 0              0.75%             35.8%
12/31/2012                        1.20                 0                 0              0.75%             14.8%
12/31/2011                        1.04                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.50%              0.3%
12/31/2014                        1.85                 0                 0              0.50%             11.5%
12/31/2013                        1.66                 0                 0              0.50%             36.2%
12/31/2012                        1.22                 0                 0              0.50%             15.1%
12/31/2011                        1.06                 0                 0              0.50%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%              0.5%
12/31/2014                        1.88                 0                 0              0.25%             11.7%
12/31/2013                        1.69                 0                 0              0.25%             36.5%
12/31/2012                        1.24                 0                 0              0.25%             15.4%
12/31/2011                        1.07                 0                 0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.00%              0.8%
12/31/2014                        1.92                 0                 0              0.00%             12.0%
12/31/2013                        1.72                 0                 0              0.00%             36.8%
12/31/2012                        1.25                 0                 0              0.00%             15.7%
12/31/2011                        1.08                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.3%
                2012               0.4%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 AMERICAN FUNDS AMCAP FUND R3 CLASS - 023375850

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,365,274   $     3,583,418           134,899
                                                                         ===============   ===============
Receivables: investments sold                                   43,630
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,408,904
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,576,152         1,471,902   $          1.75
Band 100                                                       832,752           464,036              1.79
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.89
Band 25                                                              0                 0              1.93
Band 0                                                               0                 0              1.98
                                                       ---------------   ---------------
 Total                                                 $     3,408,904         1,935,938
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (33,495)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,495)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           511,600
Realized gain distributions                                                                        318,794
Net change in unrealized appreciation (depreciation)                                              (716,556)
                                                                                           ---------------
Net gain (loss)                                                                                    113,838
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        80,343
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,495)  $            (21,365)
Net realized gain (loss)                                                     511,600                140,850
Realized gain distributions                                                  318,794                328,170
Net change in unrealized appreciation (depreciation)                        (716,556)              (119,196)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             80,343                328,459
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,542,863              1,727,580
Cost of units redeemed                                                    (3,241,046)              (581,948)
Account charges                                                                 (324)                  (436)
                                                                --------------------   --------------------
Increase (decrease)                                                         (698,507)             1,145,196
                                                                --------------------   --------------------
Net increase (decrease)                                                     (618,164)             1,473,655
Net assets, beginning                                                      4,027,068              2,553,413
                                                                --------------------   --------------------
Net assets, ending                                              $          3,408,904   $          4,027,068
                                                                ====================   ====================

Units sold                                                                 2,227,504              1,247,521
Units redeemed                                                            (2,469,699)              (599,374)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (242,195)               648,147
Units outstanding, beginning                                               2,178,133              1,529,986
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,935,938              2,178,133
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,216,288
Cost of units redeemed/account charges                                                           (5,068,423)
Net investment income (loss)                                                                        (77,289)
Net realized gain (loss)                                                                            712,495
Realized gain distributions                                                                         843,977
Net change in unrealized appreciation (depreciation)                                               (218,144)
                                                                                       --------------------
Net assets                                                                             $          3,408,904
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75             1,472   $         2,576              1.25%             -0.8%
12/31/2014                        1.76               955             1,685              1.25%             10.4%
12/31/2013                        1.60               888             1,419              1.25%             34.7%
12/31/2012                        1.19               543               645              1.25%             13.9%
12/31/2011                        1.04               520               542              1.25%             -1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79               464   $           833              1.00%             -0.5%
12/31/2014                        1.80               424               765              1.00%             10.6%
12/31/2013                        1.63                 0                 0              1.00%             35.0%
12/31/2012                        1.21                 0                 0              1.00%             14.2%
12/31/2011                        1.06                 0                 0              1.00%             -1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -0.3%
12/31/2014                        1.85                 0                 0              0.75%             10.9%
12/31/2013                        1.66                 0                 0              0.75%             35.4%
12/31/2012                        1.23                 0                 0              0.75%             14.5%
12/31/2011                        1.07                 0                 0              0.75%             -0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.50%              0.0%
12/31/2014                        1.89                 0                 0              0.50%             11.2%
12/31/2013                        1.70                 0                 0              0.50%             35.7%
12/31/2012                        1.25                 0                 0              0.50%             14.8%
12/31/2011                        1.09                 0                 0              0.50%             -0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.25%              0.2%
12/31/2014                        1.93                 0                 0              0.25%             11.5%
12/31/2013                        1.73                 0                 0              0.25%             36.0%
12/31/2012                        1.27                 0                 0              0.25%             15.1%
12/31/2011                        1.11                 0                 0              0.25%             -0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.00%              0.5%
12/31/2014                        1.97               799             1,577              0.00%             11.7%
12/31/2013                        1.77               642             1,134              0.00%             36.4%
12/31/2012                        1.30               619               801              0.00%             15.4%
12/31/2011                        1.12               576               647              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.2%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R4 CLASS - 024071847

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    32,579,649   $    33,168,363         1,365,086
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (90,603)
                                                       ---------------
Net assets                                             $    32,489,046
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    32,489,046        19,320,364   $          1.68
Band 100                                                             0                 0              1.71
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.76
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.81
                                                       ---------------   ---------------
 Total                                                 $    32,489,046        19,320,364
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       467,581
Mortality & expense charges                                                                       (367,854)
                                                                                           ---------------
Net investment income (loss)                                                                        99,727
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           325,265
Realized gain distributions                                                                      1,205,520
Net change in unrealized appreciation (depreciation)                                            (1,571,449)
                                                                                           ---------------
Net gain (loss)                                                                                    (40,664)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        59,063
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             99,727   $             61,402
Net realized gain (loss)                                                     325,265                691,868
Realized gain distributions                                                1,205,520              1,381,638
Net change in unrealized appreciation (depreciation)                      (1,571,449)              (483,193)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             59,063              1,651,715
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,298,980             14,137,877
Cost of units redeemed                                                    (6,696,440)            (9,638,979)
Account charges                                                              (30,287)               (26,729)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,572,253              4,472,169
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,631,316              6,123,884
Net assets, beginning                                                     25,857,730             19,733,846
                                                                --------------------   --------------------
Net assets, ending                                              $         32,489,046   $         25,857,730
                                                                ====================   ====================

Units sold                                                                 8,687,477              9,650,057
Units redeemed                                                            (4,807,670)            (6,877,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,879,807              2,772,604
Units outstanding, beginning                                              15,440,557             12,667,953
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,320,364             15,440,557
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         56,704,263
Cost of units redeemed/account charges                                                          (27,915,880)
Net investment income (loss)                                                                        260,480
Net realized gain (loss)                                                                          1,441,739
Realized gain distributions                                                                       2,587,158
Net change in unrealized appreciation (depreciation)                                               (588,714)
                                                                                       --------------------
Net assets                                                                             $         32,489,046
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68            19,320   $        32,489              1.25%              0.4%
12/31/2014                        1.67            15,441            25,858              1.25%              7.5%
12/31/2013                        1.56            12,668            19,734              1.25%             20.2%
12/31/2012                        1.30             2,619             3,395              1.25%             12.7%
12/31/2011                        1.15               579               666              1.25%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              1.00%              0.7%
12/31/2014                        1.70                 0                 0              1.00%              7.8%
12/31/2013                        1.57                 0                 0              1.00%             20.5%
12/31/2012                        1.31                 0                 0              1.00%             13.0%
12/31/2011                        1.16                 0                 0              1.00%              2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%              0.9%
12/31/2014                        1.72                 0                 0              0.75%              8.0%
12/31/2013                        1.59                 0                 0              0.75%             20.8%
12/31/2012                        1.32                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              3.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.50%              1.2%
12/31/2014                        1.74                 0                 0              0.50%              8.3%
12/31/2013                        1.61                 0                 0              0.50%             21.1%
12/31/2012                        1.33                 0                 0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              3.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%              1.4%
12/31/2014                        1.76                 0                 0              0.25%              8.6%
12/31/2013                        1.62                 0                 0              0.25%             21.4%
12/31/2012                        1.34                 0                 0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.00%              1.7%
12/31/2014                        1.78                 0                 0              0.00%              8.9%
12/31/2013                        1.64                 0                 0              0.00%             21.7%
12/31/2012                        1.35                 0                 0              0.00%             14.1%
12/31/2011                        1.18                 0                 0              0.00%              3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.5%
                2013               2.0%
                2012               1.8%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS AMERICAN BALANCED FUND R3 CLASS - 024071854

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,998,070   $    12,581,096           548,417
                                                                         ===============   ===============
Receivables: investments sold                                   10,389
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    13,008,459
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,779,407         7,740,291   $          1.65
Band 100                                                             0                 0              1.68
Band 75                                                              0                 0              1.70
Band 50                                                              0                 0              1.73
Band 25                                                              0                 0              1.75
Band 0                                                         229,052           128,648              1.78
                                                       ---------------   ---------------
 Total                                                 $    13,008,459         7,868,939
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       156,974
Mortality & expense charges                                                                       (150,971)
                                                                                           ---------------
Net investment income (loss)                                                                         6,003
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           305,924
Realized gain distributions                                                                        484,555
Net change in unrealized appreciation (depreciation)                                              (803,846)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,367)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,364)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,003   $             (3,122)
Net realized gain (loss)                                                     305,924                302,516
Realized gain distributions                                                  484,555                606,904
Net change in unrealized appreciation (depreciation)                        (803,846)              (154,926)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,364)               751,372
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,298,879              3,567,492
Cost of units redeemed                                                    (2,426,165)            (2,081,069)
Account charges                                                               (8,327)                (5,882)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,864,387              1,480,541
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,857,023              2,231,913
Net assets, beginning                                                     11,151,436              8,919,523
                                                                --------------------   --------------------
Net assets, ending                                              $         13,008,459   $         11,151,436
                                                                ====================   ====================

Units sold                                                                 2,764,517              2,348,641
Units redeemed                                                            (1,647,487)            (1,384,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,117,030                964,353
Units outstanding, beginning                                               6,751,909              5,787,556
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,868,939              6,751,909
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         21,675,718
Cost of units redeemed/account charges                                                          (11,035,246)
Net investment income (loss)                                                                         29,932
Net realized gain (loss)                                                                            829,622
Realized gain distributions                                                                       1,091,459
Net change in unrealized appreciation (depreciation)                                                416,974
                                                                                       --------------------
Net assets                                                                             $         13,008,459
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65             7,740   $        12,779              1.25%              0.1%
12/31/2014                        1.65             6,636            10,948              1.25%              7.2%
12/31/2013                        1.54             5,664             8,719              1.25%             19.8%
12/31/2012                        1.28             4,096             5,262              1.25%             12.4%
12/31/2011                        1.14               684               781              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              1.00%              0.3%
12/31/2014                        1.67                 0                 0              1.00%              7.4%
12/31/2013                        1.56                 0                 0              1.00%             20.1%
12/31/2012                        1.29                 0                 0              1.00%             12.7%
12/31/2011                        1.15                 0                 0              1.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.75%              0.6%
12/31/2014                        1.69                 0                 0              0.75%              7.7%
12/31/2013                        1.57                 0                 0              0.75%             20.4%
12/31/2012                        1.30                 0                 0              0.75%             13.0%
12/31/2011                        1.15                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.50%              0.8%
12/31/2014                        1.71                 0                 0              0.50%              8.0%
12/31/2013                        1.59                 0                 0              0.50%             20.7%
12/31/2012                        1.31                 0                 0              0.50%             13.3%
12/31/2011                        1.16                 0                 0              0.50%              3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.25%              1.1%
12/31/2014                        1.74                 0                 0              0.25%              8.2%
12/31/2013                        1.60                 0                 0              0.25%             21.0%
12/31/2012                        1.32                 0                 0              0.25%             13.5%
12/31/2011                        1.17                 0                 0              0.25%              3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78               129   $           229              0.00%              1.3%
12/31/2014                        1.76               116               203              0.00%              8.5%
12/31/2013                        1.62               124               200              0.00%             21.3%
12/31/2012                        1.33                 0                 0              0.00%             13.8%
12/31/2011                        1.17                 0                 0              0.00%              3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.2%
                2013               1.3%
                2012               1.7%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R4 CLASS - 026547844

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,322,170   $     1,559,495           141,652
                                                                         ===============   ===============
Receivables: investments sold                                    2,280
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,324,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,324,450           992,906   $          1.33
Band 100                                                             0                 0              1.36
Band 75                                                              0                 0              1.40
Band 50                                                              0                 0              1.43
Band 25                                                              0                 0              1.46
Band 0                                                               0                 0              1.50
                                                       ---------------   ---------------
 Total                                                 $     1,324,450           992,906
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       178,639
Mortality & expense charges                                                                        (37,101)
                                                                                           ---------------
Net investment income (loss)                                                                       141,538
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (37,692)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (201,380)
                                                                                           ---------------
Net gain (loss)                                                                                   (239,072)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (97,534)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            141,538   $            233,678
Net realized gain (loss)                                                     (37,692)                29,226
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (201,380)              (308,144)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (97,534)               (45,240)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,612,833                827,135
Cost of units redeemed                                                    (5,797,752)              (953,263)
Account charges                                                                 (536)                  (601)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,185,455)              (126,729)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,282,989)              (171,969)
Net assets, beginning                                                      4,607,439              4,779,408
                                                                --------------------   --------------------
Net assets, ending                                              $          1,324,450   $          4,607,439
                                                                ====================   ====================

Units sold                                                                 1,823,770                563,923
Units redeemed                                                            (3,987,916)              (657,269)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,164,146)               (93,346)
Units outstanding, beginning                                               3,157,052              3,250,398
                                                                --------------------   --------------------
Units outstanding, ending                                                    992,906              3,157,052
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         17,429,170
Cost of units redeemed/account charges                                                          (18,502,342)
Net investment income (loss)                                                                      2,857,247
Net realized gain (loss)                                                                           (231,897)
Realized gain distributions                                                                           9,597
Net change in unrealized appreciation (depreciation)                                               (237,325)
                                                                                       --------------------
Net assets                                                                             $          1,324,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33               993   $         1,324              1.25%             -8.6%
12/31/2014                        1.46             3,157             4,607              1.25%             -0.7%
12/31/2013                        1.47             3,250             4,779              1.25%              5.1%
12/31/2012                        1.40             3,926             5,493              1.25%             13.1%
12/31/2011                        1.24             6,473             8,007              1.25%              0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              1.00%             -8.4%
12/31/2014                        1.49                 0                 0              1.00%             -0.5%
12/31/2013                        1.50                 0                 0              1.00%              5.4%
12/31/2012                        1.42                 0                 0              1.00%             13.4%
12/31/2011                        1.25                 0                 0              1.00%              0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.75%             -8.1%
12/31/2014                        1.52                 0                 0              0.75%             -0.3%
12/31/2013                        1.52                 0                 0              0.75%              5.6%
12/31/2012                        1.44                 0                 0              0.75%             13.7%
12/31/2011                        1.27                 0                 0              0.75%              1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.50%             -7.9%
12/31/2014                        1.55                 0                 0              0.50%              0.0%
12/31/2013                        1.55                 0                 0              0.50%              5.9%
12/31/2012                        1.47                 0                 0              0.50%             14.0%
12/31/2011                        1.29                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%             -7.7%
12/31/2014                        1.58                 0                 0              0.25%              0.2%
12/31/2013                        1.58                 0                 0              0.25%              6.2%
12/31/2012                        1.49                 0                 0              0.25%             14.2%
12/31/2011                        1.30                 0                 0              0.25%              1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.00%             -7.4%
12/31/2014                        1.62                 0                 0              0.00%              0.5%
12/31/2013                        1.61                 0                 0              0.00%              6.4%
12/31/2012                        1.51                 0                 0              0.00%             14.5%
12/31/2011                        1.32                 0                 0              0.00%              2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               6.0%
                2014               6.3%
                2013               6.0%
                2012               7.1%
                2011               7.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS AMERICAN HIGH INCOME TRUST R3 CLASS - 026547851

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,591,305   $     1,879,273           170,809
                                                                         ===============   ===============
Receivables: investments sold                                    5,767
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,597,072
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,353,714           976,425   $          1.39
Band 100                                                       243,358           171,200              1.42
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.53
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $     1,597,072         1,147,625
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       115,604
Mortality & expense charges                                                                        (23,831)
                                                                                           ---------------
Net investment income (loss)                                                                        91,773
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (35,837)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (200,327)
                                                                                           ---------------
Net gain (loss)                                                                                   (236,164)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (144,391)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             91,773   $            123,356
Net realized gain (loss)                                                     (35,837)                75,899
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (200,327)              (206,054)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (144,391)                (6,799)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     414,043                750,792
Cost of units redeemed                                                    (1,146,591)            (2,505,495)
Account charges                                                               (1,920)                (3,904)
                                                                --------------------   --------------------
Increase (decrease)                                                         (734,468)            (1,758,607)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (878,859)            (1,765,406)
Net assets, beginning                                                      2,475,931              4,241,337
                                                                --------------------   --------------------
Net assets, ending                                              $          1,597,072   $          2,475,931
                                                                ====================   ====================

Units sold                                                                   273,777                638,419
Units redeemed                                                              (744,749)            (1,764,682)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (470,972)            (1,126,263)
Units outstanding, beginning                                               1,618,597              2,744,860
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,147,625              1,618,597
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,969,306
Cost of units redeemed/account charges                                                          (10,676,566)
Net investment income (loss)                                                                      1,316,926
Net realized gain (loss)                                                                            271,618
Realized gain distributions                                                                           3,756
Net change in unrealized appreciation (depreciation)                                               (287,968)
                                                                                       --------------------
Net assets                                                                             $          1,597,072
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39               976   $         1,354              1.25%             -8.9%
12/31/2014                        1.52             1,396             2,124              1.25%             -1.1%
12/31/2013                        1.54             2,625             4,038              1.25%              4.8%
12/31/2012                        1.47             2,774             4,072              1.25%             12.8%
12/31/2011                        1.30             2,500             3,255              1.25%              0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               171   $           243              1.00%             -8.7%
12/31/2014                        1.56               188               292              1.00%             -0.8%
12/31/2013                        1.57                 0                 0              1.00%              5.0%
12/31/2012                        1.49                 0                 0              1.00%             13.0%
12/31/2011                        1.32                 0                 0              1.00%              0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%             -8.4%
12/31/2014                        1.59                 0                 0              0.75%             -0.6%
12/31/2013                        1.60                 0                 0              0.75%              5.3%
12/31/2012                        1.52                 0                 0              0.75%             13.3%
12/31/2011                        1.34                 0                 0              0.75%              0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%             -8.2%
12/31/2014                        1.63                 0                 0              0.50%             -0.3%
12/31/2013                        1.63                 0                 0              0.50%              5.6%
12/31/2012                        1.55                 0                 0              0.50%             13.6%
12/31/2011                        1.36                 0                 0              0.50%              1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%             -8.0%
12/31/2014                        1.66                 0                 0              0.25%             -0.1%
12/31/2013                        1.67                 0                 0              0.25%              5.8%
12/31/2012                        1.57                 0                 0              0.25%             13.9%
12/31/2011                        1.38                 0                 0              0.25%              1.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%             -7.7%
12/31/2014                        1.70                35                60              0.00%              0.2%
12/31/2013                        1.70               119               203              0.00%              6.1%
12/31/2012                        1.60               275               440              0.00%             14.2%
12/31/2011                        1.40               258               361              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.7%
                2014               4.6%
                2013               5.8%
                2012               6.9%
                2011               7.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R4 CLASS - 140543844

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    41,407,008   $    35,687,564           956,648
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (22,401)
                                                       ---------------
Net assets                                             $    41,384,607
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    40,747,985        29,778,811   $          1.37
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.50
Band 0                                                         636,622           414,734              1.54
                                                       ---------------   ---------------
 Total                                                 $    41,384,607        30,193,545
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,003,762
Mortality & expense charges                                                                       (557,747)
                                                                                           ---------------
Net investment income (loss)                                                                       446,015
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,787,941
Realized gain distributions                                                                        657,894
Net change in unrealized appreciation (depreciation)                                            (4,352,569)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,906,734)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,460,719)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            446,015   $            474,523
Net realized gain (loss)                                                   1,787,941              1,837,714
Realized gain distributions                                                  657,894                      0
Net change in unrealized appreciation (depreciation)                      (4,352,569)            (1,065,222)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,460,719)             1,247,015
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,294,655              6,993,705
Cost of units redeemed                                                   (11,046,306)           (11,049,375)
Account charges                                                               (6,644)                (7,158)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,758,295)            (4,062,828)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,219,014)            (2,815,813)
Net assets, beginning                                                     46,603,621             49,419,434
                                                                --------------------   --------------------
Net assets, ending                                              $         41,384,607   $         46,603,621
                                                                ====================   ====================

Units sold                                                                 5,363,348              5,077,337
Units redeemed                                                            (8,016,275)            (8,015,861)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,652,927)            (2,938,524)
Units outstanding, beginning                                              32,846,472             35,784,996
                                                                --------------------   --------------------
Units outstanding, ending                                                 30,193,545             32,846,472
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         91,476,098
Cost of units redeemed/account charges                                                          (64,758,672)
Net investment income (loss)                                                                      4,313,136
Net realized gain (loss)                                                                          2,479,999
Realized gain distributions                                                                       2,154,602
Net change in unrealized appreciation (depreciation)                                              5,719,444
                                                                                       --------------------
Net assets                                                                             $         41,384,607
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37            29,779   $        40,748              1.25%             -3.4%
12/31/2014                        1.42            32,395            45,896              1.25%              2.7%
12/31/2013                        1.38            35,430            48,884              1.25%             23.3%
12/31/2012                        1.12            42,309            47,339              1.25%             17.6%
12/31/2011                        0.95            42,582            40,500              1.25%             -8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%             -3.2%
12/31/2014                        1.45                 0                 0              1.00%              2.9%
12/31/2013                        1.40                 0                 0              1.00%             23.6%
12/31/2012                        1.14                 0                 0              1.00%             17.9%
12/31/2011                        0.96                 0                 0              1.00%             -8.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -2.9%
12/31/2014                        1.48                 0                 0              0.75%              3.2%
12/31/2013                        1.43                 0                 0              0.75%             23.9%
12/31/2012                        1.15                 0                 0              0.75%             18.2%
12/31/2011                        0.98                 0                 0              0.75%             -8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -2.7%
12/31/2014                        1.51                 0                 0              0.50%              3.5%
12/31/2013                        1.46                 0                 0              0.50%             24.2%
12/31/2012                        1.17                 0                 0              0.50%             18.5%
12/31/2011                        0.99                 0                 0              0.50%             -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%             -2.4%
12/31/2014                        1.54                 0                 0              0.25%              3.7%
12/31/2013                        1.48                 0                 0              0.25%             24.6%
12/31/2012                        1.19                 0                 0              0.25%             18.8%
12/31/2011                        1.00                 0                 0              0.25%             -7.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54               415   $           637              0.00%             -2.2%
12/31/2014                        1.57               451               708              0.00%              4.0%
12/31/2013                        1.51               355               536              0.00%             24.9%
12/31/2012                        1.21               238               288              0.00%             19.1%
12/31/2011                        1.01               178               180              0.00%             -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               2.2%
                2013               2.3%
                2012               2.8%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AMERICAN FUNDS CAPITAL WORLD GROWTH AND INCOME R3 CLASS - 140543851

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,641,685   $    12,431,768           340,640
                                                                         ===============   ===============
Receivables: investments sold                                   39,917
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    14,681,602
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,303,625         8,325,140   $          1.48
Band 100                                                     1,198,244           790,769              1.52
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.59
Band 25                                                              0                 0              1.63
Band 0                                                       1,179,733           704,535              1.67
                                                       ---------------   ---------------
 Total                                                 $    14,681,602         9,820,444
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       306,495
Mortality & expense charges                                                                       (181,716)
                                                                                           ---------------
Net investment income (loss)                                                                       124,779
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,179,194
Realized gain distributions                                                                        235,538
Net change in unrealized appreciation (depreciation)                                            (2,008,663)
                                                                                           ---------------
Net gain (loss)                                                                                   (593,931)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (469,152)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            124,779   $            135,711
Net realized gain (loss)                                                   1,179,194              2,190,852
Realized gain distributions                                                  235,538                      0
Net change in unrealized appreciation (depreciation)                      (2,008,663)            (1,895,446)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (469,152)               431,117
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,044,334              3,556,585
Cost of units redeemed                                                    (4,963,610)            (9,025,707)
Account charges                                                              (11,547)               (10,576)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,930,823)            (5,479,698)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,399,975)            (5,048,581)
Net assets, beginning                                                     17,081,577             22,130,158
                                                                --------------------   --------------------
Net assets, ending                                              $         14,681,602   $         17,081,577
                                                                ====================   ====================

Units sold                                                                 2,174,493              2,915,666
Units redeemed                                                            (3,388,450)            (6,532,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,213,957)            (3,616,358)
Units outstanding, beginning                                              11,034,401             14,650,759
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,820,444             11,034,401
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         49,408,111
Cost of units redeemed/account charges                                                          (43,033,737)
Net investment income (loss)                                                                      1,301,416
Net realized gain (loss)                                                                          4,038,562
Realized gain distributions                                                                         757,333
Net change in unrealized appreciation (depreciation)                                              2,209,917
                                                                                       --------------------
Net assets                                                                             $         14,681,602
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48             8,325   $        12,304              1.25%             -3.7%
12/31/2014                        1.53             9,623            14,768              1.25%              2.4%
12/31/2013                        1.50            13,579            20,357              1.25%             23.0%
12/31/2012                        1.22            13,196            16,088              1.25%             17.3%
12/31/2011                        1.04            12,488            12,980              1.25%             -9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52               791   $         1,198              1.00%             -3.5%
12/31/2014                        1.57               744             1,168              1.00%              2.6%
12/31/2013                        1.53                11                17              1.00%             23.3%
12/31/2012                        1.24                12                15              1.00%             17.6%
12/31/2011                        1.06                29                31              1.00%             -8.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%             -3.2%
12/31/2014                        1.61                 0                 0              0.75%              2.9%
12/31/2013                        1.56                 0                 0              0.75%             23.6%
12/31/2012                        1.26                 0                 0              0.75%             17.9%
12/31/2011                        1.07                 0                 0              0.75%             -8.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.50%             -3.0%
12/31/2014                        1.64                 0                 0              0.50%              3.1%
12/31/2013                        1.59                 0                 0              0.50%             23.9%
12/31/2012                        1.28                 0                 0              0.50%             18.2%
12/31/2011                        1.09                 0                 0              0.50%             -8.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.25%             -2.7%
12/31/2014                        1.68                 0                 0              0.25%              3.4%
12/31/2013                        1.62                 0                 0              0.25%             24.2%
12/31/2012                        1.31                 0                 0              0.25%             18.5%
12/31/2011                        1.10                 0                 0              0.25%             -8.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67               705   $         1,180              0.00%             -2.5%
12/31/2014                        1.72               667             1,146              0.00%              3.7%
12/31/2013                        1.66             1,060             1,756              0.00%             24.5%
12/31/2012                        1.33             1,380             1,836              0.00%             18.8%
12/31/2011                        1.12             1,184             1,326              0.00%             -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               1.7%
                2013               2.2%
                2012               2.6%
                2011               2.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     AMERICAN FUNDS EUROPACIFIC GROWTH FUND R5 CLASS - 298706839 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.16
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.20
Band 50                                                              0                 0              1.21
Band 25                                                              0                 0              1.23
Band 0                                                               0                 0              1.24
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              1.25%             -1.8%
12/31/2014                        1.19                 0                 0              1.25%             -3.6%
12/31/2013                        1.23                 0                 0              1.25%             19.0%
12/31/2012                        1.03                 0                 0              1.25%             18.1%
12/31/2011                        0.87                 0                 0              1.25%            -14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             -1.5%
12/31/2014                        1.20                 0                 0              1.00%             -3.3%
12/31/2013                        1.24                 0                 0              1.00%             19.3%
12/31/2012                        1.04                 0                 0              1.00%             18.4%
12/31/2011                        0.88                 0                 0              1.00%            -14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.75%             -1.3%
12/31/2014                        1.21                 0                 0              0.75%             -3.1%
12/31/2013                        1.25                 0                 0              0.75%             19.6%
12/31/2012                        1.04                 0                 0              0.75%             18.7%
12/31/2011                        0.88                 0                 0              0.75%            -14.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.50%             -1.0%
12/31/2014                        1.22                 0                 0              0.50%             -2.8%
12/31/2013                        1.26                 0                 0              0.50%             19.9%
12/31/2012                        1.05                 0                 0              0.50%             19.0%
12/31/2011                        0.88                 0                 0              0.50%            -13.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.25%             -0.8%
12/31/2014                        1.24                 0                 0              0.25%             -2.6%
12/31/2013                        1.27                 0                 0              0.25%             20.2%
12/31/2012                        1.06                 0                 0              0.25%             19.3%
12/31/2011                        0.89                 0                 0              0.25%            -13.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.00%             -0.5%
12/31/2014                        1.25                 0                 0              0.00%             -2.4%
12/31/2013                        1.28                 0                 0              0.00%             20.5%
12/31/2012                        1.06                 0                 0              0.00%             19.6%
12/31/2011                        0.89                 0                 0              0.00%            -13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R4 CLASS - 298706847

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    60,843,932   $    57,785,141         1,368,546
                                                                         ===============   ===============
Receivables: investments sold                                   70,093
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    60,914,025
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    54,225,536        44,399,086   $          1.22
Band 100                                                             0                 0              1.25
Band 75                                                              0                 0              1.28
Band 50                                                              0                 0              1.31
Band 25                                                              0                 0              1.34
Band 0                                                       6,688,489         4,882,273              1.37
                                                       ---------------   ---------------
 Total                                                 $    60,914,025        49,281,359
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,045,887
Mortality & expense charges                                                                       (723,544)
                                                                                           ---------------
Net investment income (loss)                                                                       322,343
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,036,449
Realized gain distributions                                                                        779,625
Net change in unrealized appreciation (depreciation)                                            (5,042,861)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,226,787)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (904,444)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            322,343   $            152,914
Net realized gain (loss)                                                   3,036,449              3,041,909
Realized gain distributions                                                  779,625                      0
Net change in unrealized appreciation (depreciation)                      (5,042,861)            (5,792,048)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (904,444)            (2,597,225)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  17,733,688             21,117,489
Cost of units redeemed                                                   (21,549,294)           (22,500,407)
Account charges                                                              (65,236)               (67,298)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,880,842)            (1,450,216)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,785,286)            (4,047,441)
Net assets, beginning                                                     65,699,311             69,746,752
                                                                --------------------   --------------------
Net assets, ending                                              $         60,914,025   $         65,699,311
                                                                ====================   ====================

Units sold                                                                14,067,463             16,821,717
Units redeemed                                                           (17,008,875)           (18,004,349)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,941,412)            (1,182,632)
Units outstanding, beginning                                              52,222,771             53,405,403
                                                                --------------------   --------------------
Units outstanding, ending                                                 49,281,359             52,222,771
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        143,608,052
Cost of units redeemed/account charges                                                          (93,656,603)
Net investment income (loss)                                                                      1,477,752
Net realized gain (loss)                                                                          4,448,907
Realized gain distributions                                                                       1,977,126
Net change in unrealized appreciation (depreciation)                                              3,058,791
                                                                                       --------------------
Net assets                                                                             $         60,914,025
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22            44,399   $        54,226              1.25%             -2.1%
12/31/2014                        1.25            47,905            59,735              1.25%             -3.9%
12/31/2013                        1.30            49,517            64,229              1.25%             18.7%
12/31/2012                        1.09            39,430            43,096              1.25%             17.7%
12/31/2011                        0.93            36,372            33,765              1.25%            -14.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              1.00%             -1.8%
12/31/2014                        1.27                 0                 0              1.00%             -3.6%
12/31/2013                        1.32                 0                 0              1.00%             19.0%
12/31/2012                        1.11                 0                 0              1.00%             18.0%
12/31/2011                        0.94                 0                 0              1.00%            -14.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.75%             -1.6%
12/31/2014                        1.30                 0                 0              0.75%             -3.4%
12/31/2013                        1.34                 0                 0              0.75%             19.3%
12/31/2012                        1.13                 0                 0              0.75%             18.3%
12/31/2011                        0.95                 0                 0              0.75%            -14.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.50%             -1.3%
12/31/2014                        1.33                 0                 0              0.50%             -3.1%
12/31/2013                        1.37                 0                 0              0.50%             19.6%
12/31/2012                        1.14                 0                 0              0.50%             18.6%
12/31/2011                        0.97                 0                 0              0.50%            -14.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.25%             -1.1%
12/31/2014                        1.35                 0                 0              0.25%             -2.9%
12/31/2013                        1.39                 0                 0              0.25%             19.9%
12/31/2012                        1.16                 0                 0              0.25%             18.9%
12/31/2011                        0.98                 0                 0              0.25%            -13.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37             4,882   $         6,688              0.00%             -0.8%
12/31/2014                        1.38             4,318             5,964              0.00%             -2.7%
12/31/2013                        1.42             3,888             5,518              0.00%             20.2%
12/31/2012                        1.18             3,697             4,365              0.00%             19.2%
12/31/2011                        0.99                 0                 0              0.00%            -13.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.3%
                2013               1.1%
                2012               2.0%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           AMERICAN FUNDS EUROPACIFIC GROWTH FUND R3 CLASS - 298706854

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,548,420   $    18,404,923           441,422
                                                                         ===============   ===============
Receivables: investments sold                                   94,886
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    19,643,306
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,359,345        12,498,172   $          1.31
Band 100                                                     1,352,609         1,007,859              1.34
Band 75                                                              0                 0              1.38
Band 50                                                        199,121           141,139              1.41
Band 25                                                              0                 0              1.45
Band 0                                                       1,732,231         1,167,986              1.48
                                                       ---------------   ---------------
 Total                                                 $    19,643,306        14,815,156
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       274,235
Mortality & expense charges                                                                       (260,539)
                                                                                           ---------------
Net investment income (loss)                                                                        13,696
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,627,196
Realized gain distributions                                                                        251,866
Net change in unrealized appreciation (depreciation)                                            (3,026,907)
                                                                                           ---------------
Net gain (loss)                                                                                   (147,845)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (134,149)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,696   $            (19,266)
Net realized gain (loss)                                                   2,627,196              1,349,331
Realized gain distributions                                                  251,866                      0
Net change in unrealized appreciation (depreciation)                      (3,026,907)            (2,462,597)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (134,149)            (1,132,532)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,507,725              7,053,340
Cost of units redeemed                                                   (12,534,615)            (9,249,755)
Account charges                                                              (17,297)               (19,353)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,044,187)            (2,215,768)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,178,336)            (3,348,300)
Net assets, beginning                                                     26,821,642             30,169,942
                                                                --------------------   --------------------
Net assets, ending                                              $         19,643,306   $         26,821,642
                                                                ====================   ====================

Units sold                                                                 5,423,969              5,638,992
Units redeemed                                                           (10,336,785)            (7,259,487)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,912,816)            (1,620,495)
Units outstanding, beginning                                              19,727,972             21,348,467
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,815,156             19,727,972
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         65,523,282
Cost of units redeemed/account charges                                                          (52,249,919)
Net investment income (loss)                                                                        271,945
Net realized gain (loss)                                                                          4,124,615
Realized gain distributions                                                                         829,886
Net change in unrealized appreciation (depreciation)                                              1,143,497
                                                                                       --------------------
Net assets                                                                             $         19,643,306
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31            12,498   $        16,359              1.25%             -2.3%
12/31/2014                        1.34            16,585            22,231              1.25%             -4.1%
12/31/2013                        1.40            19,001            26,565              1.25%             18.3%
12/31/2012                        1.18            16,301            19,264              1.25%             17.4%
12/31/2011                        1.01            13,804            13,894              1.25%            -14.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34             1,008   $         1,353              1.00%             -2.1%
12/31/2014                        1.37               887             1,216              1.00%             -3.9%
12/31/2013                        1.43               103               147              1.00%             18.6%
12/31/2012                        1.20                98               118              1.00%             17.7%
12/31/2011                        1.02               112               114              1.00%            -14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.75%             -1.9%
12/31/2014                        1.40                 0                 0              0.75%             -3.6%
12/31/2013                        1.46                 0                 0              0.75%             18.9%
12/31/2012                        1.22                 0                 0              0.75%             18.0%
12/31/2011                        1.04                 0                 0              0.75%            -14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41               141   $           199              0.50%             -1.6%
12/31/2014                        1.43               140               201              0.50%             -3.4%
12/31/2013                        1.48               148               219              0.50%             19.2%
12/31/2012                        1.25               143               178              0.50%             18.3%
12/31/2011                        1.05               142               150              0.50%            -14.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -1.4%
12/31/2014                        1.47                 0                 0              0.25%             -3.2%
12/31/2013                        1.51                 0                 0              0.25%             19.5%
12/31/2012                        1.27                 0                 0              0.25%             18.6%
12/31/2011                        1.07                 0                 0              0.25%            -14.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48             1,168   $         1,732              0.00%             -1.1%
12/31/2014                        1.50             2,116             3,174              0.00%             -2.9%
12/31/2013                        1.54             2,096             3,239              0.00%             19.8%
12/31/2012                        1.29             2,226             2,871              0.00%             18.9%
12/31/2011                        1.08             2,153             2,335              0.00%            -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.0%
                2013               0.8%
                2012               1.6%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R4 CLASS - 360802847

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    19,774,190   $    16,916,528           391,748
                                                                         ===============   ===============
Receivables: investments sold                                   56,128
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    19,830,318
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,830,318        12,115,475   $          1.64
Band 100                                                             0                 0              1.67
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.75
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.84
                                                       ---------------   ---------------
 Total                                                 $    19,830,318        12,115,475
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       260,111
Mortality & expense charges                                                                       (223,404)
                                                                                           ---------------
Net investment income (loss)                                                                        36,707
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           660,147
Realized gain distributions                                                                        835,879
Net change in unrealized appreciation (depreciation)                                            (1,176,126)
                                                                                           ---------------
Net gain (loss)                                                                                    319,900
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       356,607
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             36,707   $             83,214
Net realized gain (loss)                                                     660,147                758,322
Realized gain distributions                                                  835,879              1,095,814
Net change in unrealized appreciation (depreciation)                      (1,176,126)              (803,848)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            356,607              1,133,502
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,045,072              3,543,436
Cost of units redeemed                                                    (3,235,699)            (3,560,047)
Account charges                                                               (2,259)                (1,658)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,807,114                (18,269)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,163,721              1,115,233
Net assets, beginning                                                     17,666,597             16,551,364
                                                                --------------------   --------------------
Net assets, ending                                              $         19,830,318   $         17,666,597
                                                                ====================   ====================

Units sold                                                                 3,161,804              2,377,913
Units redeemed                                                            (2,063,274)            (2,461,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,098,530                (83,419)
Units outstanding, beginning                                              11,016,945             11,100,364
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,115,475             11,016,945
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         31,665,684
Cost of units redeemed/account charges                                                          (19,660,744)
Net investment income (loss)                                                                        341,848
Net realized gain (loss)                                                                          2,230,734
Realized gain distributions                                                                       2,395,134
Net change in unrealized appreciation (depreciation)                                              2,857,662
                                                                                       --------------------
Net assets                                                                             $         19,830,318
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64            12,115   $        19,830              1.25%              2.1%
12/31/2014                        1.60            11,017            17,667              1.25%              7.5%
12/31/2013                        1.49            11,100            16,551              1.25%             29.8%
12/31/2012                        1.15            13,264            15,233              1.25%             15.7%
12/31/2011                        0.99            11,058            10,979              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              1.00%              2.3%
12/31/2014                        1.64                 0                 0              1.00%              7.8%
12/31/2013                        1.52                 0                 0              1.00%             30.2%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -2.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%              2.6%
12/31/2014                        1.67                 0                 0              0.75%              8.1%
12/31/2013                        1.55                 0                 0              0.75%             30.5%
12/31/2012                        1.18                 0                 0              0.75%             16.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.50%              2.8%
12/31/2014                        1.71                 0                 0              0.50%              8.4%
12/31/2013                        1.57                 0                 0              0.50%             30.8%
12/31/2012                        1.20                 0                 0              0.50%             16.5%
12/31/2011                        1.03                 0                 0              0.50%             -2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%              3.1%
12/31/2014                        1.74                 0                 0              0.25%              8.6%
12/31/2013                        1.60                 0                 0              0.25%             31.1%
12/31/2012                        1.22                 0                 0              0.25%             16.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.00%              3.4%
12/31/2014                        1.78                 0                 0              0.00%              8.9%
12/31/2013                        1.63                 0                 0              0.00%             31.5%
12/31/2012                        1.24                 0                 0              0.00%             17.1%
12/31/2011                        1.06                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.7%
                2013               1.3%
                2012               1.7%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS FUNDAMENTAL INVESTORS R3 CLASS - 360802854

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,135,466   $    11,520,865           259,379
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (10,888)
                                                       ---------------
Net assets                                             $    13,124,578
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,376,133         6,517,021   $          1.59
Band 100                                                     1,276,652           783,599              1.63
Band 75                                                              0                 0              1.67
Band 50                                                         89,326            52,367              1.71
Band 25                                                              0                 0              1.75
Band 0                                                       1,382,467           774,064              1.79
                                                       ---------------   ---------------
 Total                                                 $    13,124,578         8,127,051
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       162,328
Mortality & expense charges                                                                       (176,239)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,911)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,178,602
Realized gain distributions                                                                        634,750
Net change in unrealized appreciation (depreciation)                                            (2,444,249)
                                                                                           ---------------
Net gain (loss)                                                                                    369,103
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       355,192
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,911)  $             48,543
Net realized gain (loss)                                                   2,178,602              2,200,803
Realized gain distributions                                                  634,750              1,155,829
Net change in unrealized appreciation (depreciation)                      (2,444,249)            (2,205,219)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            355,192              1,199,956
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,090,795              4,421,717
Cost of units redeemed                                                    (8,138,442)            (8,359,746)
Account charges                                                              (10,705)                (9,250)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,058,352)            (3,947,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,703,160)            (2,747,323)
Net assets, beginning                                                     17,827,738             20,575,061
                                                                --------------------   --------------------
Net assets, ending                                              $         13,124,578   $         17,827,738
                                                                ====================   ====================

Units sold                                                                 2,122,335              3,336,790
Units redeemed                                                            (5,294,447)            (6,042,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,172,112)            (2,705,234)
Units outstanding, beginning                                              11,299,163             14,004,397
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,127,051             11,299,163
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         35,813,826
Cost of units redeemed/account charges                                                          (31,780,189)
Net investment income (loss)                                                                        137,387
Net realized gain (loss)                                                                          5,126,583
Realized gain distributions                                                                       2,212,370
Net change in unrealized appreciation (depreciation)                                              1,614,601
                                                                                       --------------------
Net assets                                                                             $         13,124,578
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59             6,517   $        10,376              1.25%              1.8%
12/31/2014                        1.56             9,843            15,401              1.25%              7.2%
12/31/2013                        1.46            12,980            18,944              1.25%             29.5%
12/31/2012                        1.13            12,884            14,525              1.25%             15.3%
12/31/2011                        0.98            11,983            11,714              1.25%             -3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63               784   $         1,277              1.00%              2.0%
12/31/2014                        1.60               688             1,099              1.00%              7.5%
12/31/2013                        1.49                17                25              1.00%             29.8%
12/31/2012                        1.14                17                19              1.00%             15.6%
12/31/2011                        0.99                15                15              1.00%             -3.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.75%              2.3%
12/31/2014                        1.63                 0                 0              0.75%              7.7%
12/31/2013                        1.51                 0                 0              0.75%             30.1%
12/31/2012                        1.16                 0                 0              0.75%             15.9%
12/31/2011                        1.00                 0                 0              0.75%             -2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                52   $            89              0.50%              2.5%
12/31/2014                        1.66                55                92              0.50%              8.0%
12/31/2013                        1.54                49                75              0.50%             30.4%
12/31/2012                        1.18                42                49              0.50%             16.2%
12/31/2011                        1.02                61                62              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.25%              2.8%
12/31/2014                        1.70                 0                 0              0.25%              8.3%
12/31/2013                        1.57                 0                 0              0.25%             30.8%
12/31/2012                        1.20                 0                 0              0.25%             16.5%
12/31/2011                        1.03                 0                 0              0.25%             -2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79               774   $         1,382              0.00%              3.0%
12/31/2014                        1.73               713             1,236              0.00%              8.6%
12/31/2013                        1.60               959             1,531              0.00%             31.1%
12/31/2012                        1.22             1,207             1,470              0.00%             16.8%
12/31/2011                        1.04             1,151             1,201              0.00%             -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.3%
                2013               1.1%
                2012               1.4%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R4 CLASS - 458809845

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       249,830   $       252,173            18,639
                                                                         ===============   ===============
Receivables: investments sold                                      501
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       250,331
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       250,331           222,520   $          1.12
Band 100                                                             0                 0              1.15
Band 75                                                              0                 0              1.18
Band 50                                                              0                 0              1.21
Band 25                                                              0                 0              1.23
Band 0                                                               0                 0              1.26
                                                       ---------------   ---------------
 Total                                                 $       250,331           222,520
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,797
Mortality & expense charges                                                                         (2,761)
                                                                                           ---------------
Net investment income (loss)                                                                            36
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                15
Realized gain distributions                                                                            574
Net change in unrealized appreciation (depreciation)                                                (1,638)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,049)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,013)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 36   $                259
Net realized gain (loss)                                                          15                (18,602)
Realized gain distributions                                                      574                      0
Net change in unrealized appreciation (depreciation)                          (1,638)                36,863
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,013)                18,520
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      56,822                307,194
Cost of units redeemed                                                        (5,932)            (2,196,086)
Account charges                                                                 (143)                  (115)
                                                                --------------------   --------------------
Increase (decrease)                                                           50,747             (1,889,007)
                                                                --------------------   --------------------
Net increase (decrease)                                                       49,734             (1,870,487)
Net assets, beginning                                                        200,597              2,071,084
                                                                --------------------   --------------------
Net assets, ending                                              $            250,331   $            200,597
                                                                ====================   ====================

Units sold                                                                    50,208                271,488
Units redeemed                                                                (5,386)            (1,940,262)
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,822             (1,668,774)
Units outstanding, beginning                                                 177,698              1,846,472
                                                                --------------------   --------------------
Units outstanding, ending                                                    222,520                177,698
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,077,489
Cost of units redeemed/account charges                                                           (3,832,309)
Net investment income (loss)                                                                         18,393
Net realized gain (loss)                                                                            (11,473)
Realized gain distributions                                                                             574
Net change in unrealized appreciation (depreciation)                                                 (2,343)
                                                                                       --------------------
Net assets                                                                             $            250,331
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12               223   $           250              1.25%             -0.3%
12/31/2014                        1.13               178               201              1.25%              0.6%
12/31/2013                        1.12             1,846             2,071              1.25%             -2.4%
12/31/2012                        1.15             1,674             1,924              1.25%              1.4%
12/31/2011                        1.13               182               206              1.25%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              1.00%             -0.1%
12/31/2014                        1.15                 0                 0              1.00%              0.9%
12/31/2013                        1.14                 0                 0              1.00%             -2.2%
12/31/2012                        1.17                 0                 0              1.00%              1.7%
12/31/2011                        1.15                 0                 0              1.00%              2.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.75%              0.2%
12/31/2014                        1.18                 0                 0              0.75%              1.1%
12/31/2013                        1.16                 0                 0              0.75%             -1.9%
12/31/2012                        1.19                 0                 0              0.75%              1.9%
12/31/2011                        1.16                 0                 0              0.75%              2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.50%              0.4%
12/31/2014                        1.20                 0                 0              0.50%              1.4%
12/31/2013                        1.18                 0                 0              0.50%             -1.7%
12/31/2012                        1.20                 0                 0              0.50%              2.2%
12/31/2011                        1.18                 0                 0              0.50%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.25%              0.7%
12/31/2014                        1.23                 0                 0              0.25%              1.7%
12/31/2013                        1.21                 0                 0              0.25%             -1.4%
12/31/2012                        1.22                 0                 0              0.25%              2.4%
12/31/2011                        1.19                 0                 0              0.25%              3.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.00%              0.9%
12/31/2014                        1.25                 0                 0              0.00%              1.9%
12/31/2013                        1.23                 0                 0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              2.7%
12/31/2011                        1.21                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.7%
                2013               1.3%
                2012               2.4%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS INTERMEDIATE BOND FUND OF AMERICA R3 CLASS - 458809852

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       608,442   $       614,168            45,339
                                                                         ===============   ===============
Receivables: investments sold                                      473
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       608,915
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       395,039           357,548   $          1.10
Band 100                                                       177,807           156,962              1.13
Band 75                                                              0                 0              1.16
Band 50                                                              0                 0              1.19
Band 25                                                              0                 0              1.22
Band 0                                                          36,069            28,813              1.25
                                                       ---------------   ---------------
 Total                                                 $       608,915           543,323
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,438
Mortality & expense charges                                                                         (7,666)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,228)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               949
Realized gain distributions                                                                          1,400
Net change in unrealized appreciation (depreciation)                                                (1,686)
                                                                                           ---------------
Net gain (loss)                                                                                        663
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (565)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,228)  $             (1,904)
Net realized gain (loss)                                                         949                   (947)
Realized gain distributions                                                    1,400                      0
Net change in unrealized appreciation (depreciation)                          (1,686)                 5,776
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (565)                 2,925
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     188,543                362,940
Cost of units redeemed                                                      (499,333)              (256,444)
Account charges                                                                 (627)                  (516)
                                                                --------------------   --------------------
Increase (decrease)                                                         (311,417)               105,980
                                                                --------------------   --------------------
Net increase (decrease)                                                     (311,982)               108,905
Net assets, beginning                                                        920,897                811,992
                                                                --------------------   --------------------
Net assets, ending                                              $            608,915   $            920,897
                                                                ====================   ====================

Units sold                                                                   212,484                416,805
Units redeemed                                                              (486,713)              (325,883)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (274,229)                90,922
Units outstanding, beginning                                                 817,552                726,630
                                                                --------------------   --------------------
Units outstanding, ending                                                    543,323                817,552
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,137,411
Cost of units redeemed/account charges                                                           (4,676,585)
Net investment income (loss)                                                                         99,753
Net realized gain (loss)                                                                             52,662
Realized gain distributions                                                                           1,400
Net change in unrealized appreciation (depreciation)                                                 (5,726)
                                                                                       --------------------
Net assets                                                                             $            608,915
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10               358   $           395              1.25%             -0.7%
12/31/2014                        1.11               599               666              1.25%              0.3%
12/31/2013                        1.11               671               744              1.25%             -2.7%
12/31/2012                        1.14               617               703              1.25%              1.1%
12/31/2011                        1.13               659               743              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13               157   $           178              1.00%             -0.4%
12/31/2014                        1.14               162               184              1.00%              0.6%
12/31/2013                        1.13                 0                 0              1.00%             -2.5%
12/31/2012                        1.16                 0                 0              1.00%              1.3%
12/31/2011                        1.14                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.75%             -0.2%
12/31/2014                        1.16                 0                 0              0.75%              0.8%
12/31/2013                        1.15                 0                 0              0.75%             -2.2%
12/31/2012                        1.18                 0                 0              0.75%              1.6%
12/31/2011                        1.16                 0                 0              0.75%              2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.50%              0.1%
12/31/2014                        1.19                 0                 0              0.50%              1.1%
12/31/2013                        1.18                 0                 0              0.50%             -2.0%
12/31/2012                        1.20                 0                 0              0.50%              1.8%
12/31/2011                        1.18                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.25%              0.3%
12/31/2014                        1.22                 0                 0              0.25%              1.3%
12/31/2013                        1.20                 0                 0              0.25%             -1.8%
12/31/2012                        1.22                 0                 0              0.25%              2.1%
12/31/2011                        1.20                 0                 0              0.25%              3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                29   $            36              0.00%              0.6%
12/31/2014                        1.24                57                71              0.00%              1.6%
12/31/2013                        1.23                55                68              0.00%             -1.5%
12/31/2012                        1.24                36                44              0.00%              2.4%
12/31/2011                        1.22               794               965              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.9%
                2013               1.0%
                2012               1.6%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R4 CLASS - 648018844

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,426,490   $     7,650,032           195,789
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (460,285)
                                                       ---------------
Net assets                                             $     6,966,205
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,464,520         4,473,503   $          1.45
Band 100                                                             0                 0              1.46
Band 75                                                              0                 0              1.48
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.51
Band 0                                                         501,685           328,090              1.53
                                                       ---------------   ---------------
 Total                                                 $     6,966,205         4,801,593
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        47,664
Mortality & expense charges                                                                        (82,187)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,523)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,774
Realized gain distributions                                                                        380,143
Net change in unrealized appreciation (depreciation)                                              (139,245)
                                                                                           ---------------
Net gain (loss)                                                                                    274,672
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       240,149
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,523)  $            (35,775)
Net realized gain (loss)                                                      33,774                142,621
Realized gain distributions                                                  380,143                351,992
Net change in unrealized appreciation (depreciation)                        (139,245)              (273,704)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            240,149                185,134
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,569,607              4,560,809
Cost of units redeemed                                                    (1,850,498)            (2,782,060)
Account charges                                                               (3,747)                (5,749)
                                                                --------------------   --------------------
Increase (decrease)                                                          715,362              1,773,000
                                                                --------------------   --------------------
Net increase (decrease)                                                      955,511              1,958,134
Net assets, beginning                                                      6,010,694              4,052,560
                                                                --------------------   --------------------
Net assets, ending                                              $          6,966,205   $          6,010,694
                                                                ====================   ====================

Units sold                                                                 1,822,155              3,384,436
Units redeemed                                                            (1,337,669)            (2,034,085)
                                                                --------------------   --------------------
Net increase (decrease)                                                      484,486              1,350,351
Units outstanding, beginning                                               4,317,107              2,966,756
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,801,593              4,317,107
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         14,057,921
Cost of units redeemed/account charges                                                           (8,019,158)
Net investment income (loss)                                                                        (53,634)
Net realized gain (loss)                                                                            291,383
Realized gain distributions                                                                         913,235
Net change in unrealized appreciation (depreciation)                                               (223,542)
                                                                                       --------------------
Net assets                                                                             $          6,966,205
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45             4,474   $         6,465              1.25%              4.0%
12/31/2014                        1.39             4,128             5,736              1.25%              1.9%
12/31/2013                        1.36             2,806             3,826              1.25%             25.2%
12/31/2012                        1.09               573               624              1.25%             19.3%
12/31/2011                        0.91               222               203              1.25%             -8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              1.00%              4.3%
12/31/2014                        1.40                 0                 0              1.00%              2.2%
12/31/2013                        1.37                 0                 0              1.00%             25.5%
12/31/2012                        1.09                 0                 0              1.00%             19.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.75%              4.5%
12/31/2014                        1.41                 0                 0              0.75%              2.4%
12/31/2013                        1.38                 0                 0              0.75%             25.8%
12/31/2012                        1.10                 0                 0              0.75%             19.9%
12/31/2011                        0.92                 0                 0              0.75%             -8.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%              4.8%
12/31/2014                        1.43                 0                 0              0.50%              2.7%
12/31/2013                        1.39                 0                 0              0.50%             26.2%
12/31/2012                        1.10                 0                 0              0.50%             20.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%              5.0%
12/31/2014                        1.44                 0                 0              0.25%              2.9%
12/31/2013                        1.40                 0                 0              0.25%             26.5%
12/31/2012                        1.11                 0                 0              0.25%             20.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53               328   $           502              0.00%              5.3%
12/31/2014                        1.45               189               274              0.00%              3.2%
12/31/2013                        1.41               161               226              0.00%             26.8%
12/31/2012                        1.11               100               111              0.00%             20.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.7%
                2013               1.3%
                2012               1.7%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            AMERICAN FUNDS NEW PERSPECTIVE FUND R3 CLASS - 648018851

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,830,037   $     4,995,469           136,593
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (8,276)
                                                       ---------------
Net assets                                             $     4,821,761
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,283,915         3,005,849   $          1.43
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.49
Band 0                                                         537,846           356,639              1.51
                                                       ---------------   ---------------
 Total                                                 $     4,821,761         3,362,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        17,139
Mortality & expense charges                                                                        (53,333)
                                                                                           ---------------
Net investment income (loss)                                                                       (36,194)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,439
Realized gain distributions                                                                        250,912
Net change in unrealized appreciation (depreciation)                                              (124,312)
                                                                                           ---------------
Net gain (loss)                                                                                    202,039
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       165,845
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (36,194)  $            (31,373)
Net realized gain (loss)                                                      75,439                 44,570
Realized gain distributions                                                  250,912                266,745
Net change in unrealized appreciation (depreciation)                        (124,312)              (215,928)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            165,845                 64,014
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,368,787              2,681,205
Cost of units redeemed                                                    (1,118,569)              (843,948)
Account charges                                                               (1,538)                (2,410)
                                                                --------------------   --------------------
Increase (decrease)                                                          248,680              1,834,847
                                                                --------------------   --------------------
Net increase (decrease)                                                      414,525              1,898,861
Net assets, beginning                                                      4,407,236              2,508,375
                                                                --------------------   --------------------
Net assets, ending                                              $          4,821,761   $          4,407,236
                                                                ====================   ====================

Units sold                                                                   967,271              1,964,827
Units redeemed                                                              (796,241)              (627,224)
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,030              1,337,603
Units outstanding, beginning                                               3,191,458              1,853,855
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,362,488              3,191,458
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,529,175
Cost of units redeemed/account charges                                                           (3,260,701)
Net investment income (loss)                                                                        (70,170)
Net realized gain (loss)                                                                            158,404
Realized gain distributions                                                                         630,485
Net change in unrealized appreciation (depreciation)                                               (165,432)
                                                                                       --------------------
Net assets                                                                             $          4,821,761
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43             3,006   $         4,284              1.25%              3.7%
12/31/2014                        1.37             2,851             3,919              1.25%              1.6%
12/31/2013                        1.35             1,854             2,508              1.25%             24.9%
12/31/2012                        1.08               534               579              1.25%             18.9%
12/31/2011                        0.91                23                21              1.25%             -8.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%              4.0%
12/31/2014                        1.39                 0                 0              1.00%              1.8%
12/31/2013                        1.36                 0                 0              1.00%             25.2%
12/31/2012                        1.09                 0                 0              1.00%             19.2%
12/31/2011                        0.91                 0                 0              1.00%             -8.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%              4.2%
12/31/2014                        1.40                 0                 0              0.75%              2.1%
12/31/2013                        1.37                 0                 0              0.75%             25.5%
12/31/2012                        1.09                 0                 0              0.75%             19.5%
12/31/2011                        0.91                 0                 0              0.75%             -8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%              4.5%
12/31/2014                        1.41                 0                 0              0.50%              2.3%
12/31/2013                        1.38                 0                 0              0.50%             25.8%
12/31/2012                        1.10                 0                 0              0.50%             19.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%              4.7%
12/31/2014                        1.42                 0                 0              0.25%              2.6%
12/31/2013                        1.39                 0                 0              0.25%             26.1%
12/31/2012                        1.10                 0                 0              0.25%             20.1%
12/31/2011                        0.92                 0                 0              0.25%             -8.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               357   $           538              0.00%              5.0%
12/31/2014                        1.44               340               489              0.00%              2.9%
12/31/2013                        1.40                 0                 0              0.00%             26.4%
12/31/2012                        1.10                 0                 0              0.00%             20.4%
12/31/2011                        0.92                 0                 0              0.00%             -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.3%
                2013               0.8%
                2012               1.5%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R4 CLASS - 649280849

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,312,649   $    13,224,114           232,469
                                                                         ===============   ===============
Receivables: investments sold                                  255,041
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,567,690
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,561,791        10,325,286   $          1.12
Band 100                                                             0                 0              1.13
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.15
Band 25                                                              0                 0              1.16
Band 0                                                           5,899             5,036              1.17
                                                       ---------------   ---------------
 Total                                                 $    11,567,690        10,330,322
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        74,342
Mortality & expense charges                                                                       (133,829)
                                                                                           ---------------
Net investment income (loss)                                                                       (59,487)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (49,244)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (721,361)
                                                                                           ---------------
Net gain (loss)                                                                                   (770,605)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (830,092)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (59,487)  $              4,548
Net realized gain (loss)                                                     (49,244)               165,556
Realized gain distributions                                                        0                450,294
Net change in unrealized appreciation (depreciation)                        (721,361)            (1,281,468)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (830,092)              (661,070)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,500,563             12,236,155
Cost of units redeemed                                                    (2,120,750)            (4,740,507)
Account charges                                                              (48,653)               (30,523)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,331,160              7,465,125
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,501,068              6,804,055
Net assets, beginning                                                     10,066,622              3,262,567
                                                                --------------------   --------------------
Net assets, ending                                              $         11,567,690   $         10,066,622
                                                                ====================   ====================

Units sold                                                                 4,033,985              9,480,440
Units redeemed                                                            (2,052,951)            (3,706,807)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,981,034              5,773,633
Units outstanding, beginning                                               8,349,288              2,575,655
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,330,322              8,349,288
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         20,002,990
Cost of units redeemed/account charges                                                           (7,077,818)
Net investment income (loss)                                                                        (43,942)
Net realized gain (loss)                                                                            116,157
Realized gain distributions                                                                         481,768
Net change in unrealized appreciation (depreciation)                                             (1,911,465)
                                                                                       --------------------
Net assets                                                                             $         11,567,690
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12            10,325   $        11,562              1.25%             -7.1%
12/31/2014                        1.21             8,347            10,064              1.25%             -4.8%
12/31/2013                        1.27             2,576             3,263              1.25%              8.7%
12/31/2012                        1.17                 6                 7              1.25%             16.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              1.00%             -6.9%
12/31/2014                        1.21                 0                 0              1.00%             -4.6%
12/31/2013                        1.27                 0                 0              1.00%              9.0%
12/31/2012                        1.17                 0                 0              1.00%             16.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%             -6.7%
12/31/2014                        1.22                 0                 0              0.75%             -4.3%
12/31/2013                        1.28                 0                 0              0.75%              9.2%
12/31/2012                        1.17                 0                 0              0.75%             16.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.50%             -6.4%
12/31/2014                        1.23                 0                 0              0.50%             -4.1%
12/31/2013                        1.28                 0                 0              0.50%              9.5%
12/31/2012                        1.17                 0                 0              0.50%             17.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.25%             -6.2%
12/31/2014                        1.24                 0                 0              0.25%             -3.9%
12/31/2013                        1.29                 0                 0              0.25%              9.8%
12/31/2012                        1.17                 0                 0              0.25%             17.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 5   $             6              0.00%             -6.0%
12/31/2014                        1.25                 2                 3              0.00%             -3.6%
12/31/2013                        1.29                 0                 0              0.00%             10.1%
12/31/2012                        1.17                 0                 0              0.00%             17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               1.4%
                2013               1.9%
                2012               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               AMERICAN FUNDS NEW WORLD FUND R3 CLASS - 649280856

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       417,874   $       468,271             8,797
                                                                         ===============   ===============
Receivables: investments sold                                   16,387
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       434,261
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       430,968           389,512   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.13
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                           3,293             2,845              1.16
                                                       ---------------   ---------------
 Total                                                 $       434,261           392,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,463
Mortality & expense charges                                                                         (5,285)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,822)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (13,634)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (17,759)
                                                                                           ---------------
Net gain (loss)                                                                                    (31,393)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (35,215)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,822)  $               (847)
Net realized gain (loss)                                                     (13,634)                   444
Realized gain distributions                                                        0                 15,353
Net change in unrealized appreciation (depreciation)                         (17,759)               (33,560)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (35,215)               (18,610)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     234,624                229,819
Cost of units redeemed                                                      (100,754)               (36,692)
Account charges                                                                 (906)                  (768)
                                                                --------------------   --------------------
Increase (decrease)                                                          132,964                192,359
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,749                173,749
Net assets, beginning                                                        336,512                162,763
                                                                --------------------   --------------------
Net assets, ending                                              $            434,261   $            336,512
                                                                ====================   ====================

Units sold                                                                   226,854                183,506
Units redeemed                                                              (116,022)               (31,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                      110,832                152,334
Units outstanding, beginning                                                 281,525                129,191
                                                                --------------------   --------------------
Units outstanding, ending                                                    392,357                281,525
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            624,270
Cost of units redeemed/account charges                                                             (139,555)
Net investment income (loss)                                                                         (3,922)
Net realized gain (loss)                                                                            (13,167)
Realized gain distributions                                                                          17,032
Net change in unrealized appreciation (depreciation)                                                (50,397)
                                                                                       --------------------
Net assets                                                                             $            434,261
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11               390   $           431              1.25%             -7.4%
12/31/2014                        1.20               280               335              1.25%             -5.1%
12/31/2013                        1.26               129               163              1.25%              8.3%
12/31/2012                        1.16                 1                 1              1.25%             16.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%             -7.2%
12/31/2014                        1.20                 0                 0              1.00%             -4.9%
12/31/2013                        1.26                 0                 0              1.00%              8.6%
12/31/2012                        1.16                 0                 0              1.00%             16.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%             -7.0%
12/31/2014                        1.21                 0                 0              0.75%             -4.7%
12/31/2013                        1.27                 0                 0              0.75%              8.9%
12/31/2012                        1.17                 0                 0              0.75%             16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%             -6.7%
12/31/2014                        1.22                 0                 0              0.50%             -4.4%
12/31/2013                        1.28                 0                 0              0.50%              9.1%
12/31/2012                        1.17                 0                 0              0.50%             16.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%             -6.5%
12/31/2014                        1.23                 0                 0              0.25%             -4.2%
12/31/2013                        1.28                 0                 0              0.25%              9.4%
12/31/2012                        1.17                 0                 0              0.25%             17.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 3   $             3              0.00%             -6.3%
12/31/2014                        1.23                 1                 2              0.00%             -3.9%
12/31/2013                        1.29                 0                 0              0.00%              9.7%
12/31/2012                        1.17                 0                 0              0.00%             17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.8%
                2013               1.4%
                2012               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS SMALLCAP WORLD FUND R4 CLASS - 831681846

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,212,905   $     2,461,544            50,237
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (37,634)
                                                       ---------------
Net assets                                             $     2,175,271
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,175,271         1,803,698   $          1.21
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.26
Band 50                                                              0                 0              1.28
Band 25                                                              0                 0              1.31
Band 0                                                               0                 0              1.34
                                                       ---------------   ---------------
 Total                                                 $     2,175,271         1,803,698
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (22,296)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,296)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,962)
Realized gain distributions                                                                        131,708
Net change in unrealized appreciation (depreciation)                                              (136,785)
                                                                                           ---------------
Net gain (loss)                                                                                    (15,039)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (37,335)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,296)  $            (13,379)
Net realized gain (loss)                                                      (9,962)               107,682
Realized gain distributions                                                  131,708                119,765
Net change in unrealized appreciation (depreciation)                        (136,785)              (196,406)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (37,335)                17,662
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,304,375              1,551,308
Cost of units redeemed                                                      (383,577)            (1,329,411)
Account charges                                                               (1,616)                (1,095)
                                                                --------------------   --------------------
Increase (decrease)                                                          919,182                220,802
                                                                --------------------   --------------------
Net increase (decrease)                                                      881,847                238,464
Net assets, beginning                                                      1,293,424              1,054,960
                                                                --------------------   --------------------
Net assets, ending                                              $          2,175,271   $          1,293,424
                                                                ====================   ====================

Units sold                                                                 1,038,285              1,341,922
Units redeemed                                                              (321,589)            (1,146,499)
                                                                --------------------   --------------------
Net increase (decrease)                                                      716,696                195,423
Units outstanding, beginning                                               1,087,002                891,579
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,803,698              1,087,002
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,286,656
Cost of units redeemed/account charges                                                           (2,238,457)
Net investment income (loss)                                                                        (40,235)
Net realized gain (loss)                                                                            114,541
Realized gain distributions                                                                         301,405
Net change in unrealized appreciation (depreciation)                                               (248,639)
                                                                                       --------------------
Net assets                                                                             $          2,175,271
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21             1,804   $         2,175              1.25%              1.4%
12/31/2014                        1.19             1,087             1,293              1.25%              0.6%
12/31/2013                        1.18               892             1,055              1.25%             27.7%
12/31/2012                        0.93               326               302              1.25%             20.5%
12/31/2011                        0.77               146               112              1.25%            -15.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%              1.6%
12/31/2014                        1.21                 0                 0              1.00%              0.8%
12/31/2013                        1.20                 0                 0              1.00%             28.1%
12/31/2012                        0.94                 0                 0              1.00%             20.8%
12/31/2011                        0.78                 0                 0              1.00%            -15.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.75%              1.9%
12/31/2014                        1.23                 0                 0              0.75%              1.1%
12/31/2013                        1.22                 0                 0              0.75%             28.4%
12/31/2012                        0.95                 0                 0              0.75%             21.1%
12/31/2011                        0.78                 0                 0              0.75%            -15.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.50%              2.1%
12/31/2014                        1.26                 0                 0              0.50%              1.3%
12/31/2013                        1.24                 0                 0              0.50%             28.7%
12/31/2012                        0.96                 0                 0              0.50%             21.4%
12/31/2011                        0.79                 0                 0              0.50%            -14.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.25%              2.4%
12/31/2014                        1.28                 0                 0              0.25%              1.6%
12/31/2013                        1.26                 0                 0              0.25%             29.0%
12/31/2012                        0.98                 0                 0              0.25%             21.7%
12/31/2011                        0.80                 0                 0              0.25%            -14.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.00%              2.6%
12/31/2014                        1.30                 0                 0              0.00%              1.8%
12/31/2013                        1.28                 0                 0              0.00%             29.4%
12/31/2012                        0.99                 0                 0              0.00%             22.0%
12/31/2011                        0.81                 0                 0              0.00%            -14.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               2.1%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             AMERICAN FUNDS SMALLCAP WORLD FUND R3 CLASS - 831681853

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,216,867   $     2,353,918            52,713
                                                                         ===============   ===============
Receivables: investments sold                                      255
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,217,122
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,841,386         1,570,564   $          1.17
Band 100                                                       350,099           292,591              1.20
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.25
Band 25                                                              0                 0              1.27
Band 0                                                          25,637            19,752              1.30
                                                       ---------------   ---------------
 Total                                                 $     2,217,122         1,882,907
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (26,604)
                                                                                           ---------------
Net investment income (loss)                                                                       (26,604)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            97,859
Realized gain distributions                                                                        138,513
Net change in unrealized appreciation (depreciation)                                              (197,755)
                                                                                           ---------------
Net gain (loss)                                                                                     38,617
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,013
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (26,604)  $            (23,298)
Net realized gain (loss)                                                      97,859                135,516
Realized gain distributions                                                  138,513                204,311
Net change in unrealized appreciation (depreciation)                        (197,755)              (316,665)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,013                   (136)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     748,261                813,234
Cost of units redeemed                                                      (668,870)              (807,009)
Account charges                                                                 (477)                (1,242)
                                                                --------------------   --------------------
Increase (decrease)                                                           78,914                  4,983
                                                                --------------------   --------------------
Net increase (decrease)                                                       90,927                  4,847
Net assets, beginning                                                      2,126,195              2,121,348
                                                                --------------------   --------------------
Net assets, ending                                              $          2,217,122   $          2,126,195
                                                                ====================   ====================

Units sold                                                                   721,264                935,399
Units redeemed                                                              (663,196)              (941,137)
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,068                 (5,738)
Units outstanding, beginning                                               1,824,839              1,830,577
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,882,907              1,824,839
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,068,901
Cost of units redeemed/account charges                                                           (3,488,867)
Net investment income (loss)                                                                        (77,897)
Net realized gain (loss)                                                                            407,227
Realized gain distributions                                                                         444,809
Net change in unrealized appreciation (depreciation)                                               (137,051)
                                                                                       --------------------
Net assets                                                                             $          2,217,122
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17             1,571   $         1,841              1.25%              1.0%
12/31/2014                        1.16             1,499             1,740              1.25%              0.2%
12/31/2013                        1.16             1,803             2,088              1.25%             27.4%
12/31/2012                        0.91             1,651             1,501              1.25%             20.1%
12/31/2011                        0.76             1,069               809              1.25%            -15.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20               293   $           350              1.00%              1.3%
12/31/2014                        1.18               311               368              1.00%              0.5%
12/31/2013                        1.18                17                20              1.00%             27.7%
12/31/2012                        0.92                17                15              1.00%             20.4%
12/31/2011                        0.77                 0                 0              1.00%            -15.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%              1.5%
12/31/2014                        1.20                 0                 0              0.75%              0.7%
12/31/2013                        1.19                 0                 0              0.75%             28.0%
12/31/2012                        0.93                 0                 0              0.75%             20.7%
12/31/2011                        0.77                 0                 0              0.75%            -15.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.50%              1.8%
12/31/2014                        1.22                 0                 0              0.50%              1.0%
12/31/2013                        1.21                 0                 0              0.50%             28.3%
12/31/2012                        0.95                 0                 0              0.50%             21.0%
12/31/2011                        0.78                 0                 0              0.50%            -15.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.25%              2.0%
12/31/2014                        1.25                 0                 0              0.25%              1.2%
12/31/2013                        1.23                 0                 0              0.25%             28.6%
12/31/2012                        0.96                 0                 0              0.25%             21.3%
12/31/2011                        0.79                 0                 0              0.25%            -14.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                20   $            26              0.00%              2.3%
12/31/2014                        1.27                14                18              0.00%              1.5%
12/31/2013                        1.25                11                14              0.00%             29.0%
12/31/2012                        0.97                 9                 9              0.00%             21.6%
12/31/2011                        0.80                19                15              0.00%            -14.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               1.4%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R4 CLASS - 399874841

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    40,082,163   $    33,907,389           976,702
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (66,665)
                                                       ---------------
Net assets                                             $    40,015,498
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    31,333,479        18,925,617   $          1.66
Band 100                                                             0                 0              1.69
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.77
Band 25                                                              0                 0              1.81
Band 0                                                       8,682,019         4,674,744              1.86
                                                       ---------------   ---------------
 Total                                                 $    40,015,498        23,600,361
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       228,059
Mortality & expense charges                                                                       (383,161)
                                                                                           ---------------
Net investment income (loss)                                                                      (155,102)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,583,862
Realized gain distributions                                                                      3,033,928
Net change in unrealized appreciation (depreciation)                                            (2,796,149)
                                                                                           ---------------
Net gain (loss)                                                                                  1,821,641
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,666,539
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (155,102)  $           (226,333)
Net realized gain (loss)                                                   1,583,862              2,564,650
Realized gain distributions                                                3,033,928              3,334,322
Net change in unrealized appreciation (depreciation)                      (2,796,149)            (2,864,805)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,666,539              2,807,834
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,342,551              8,390,894
Cost of units redeemed                                                    (7,230,507)           (11,358,685)
Account charges                                                              (19,687)               (17,073)
                                                                --------------------   --------------------
Increase (decrease)                                                         (907,643)            (2,984,864)
                                                                --------------------   --------------------
Net increase (decrease)                                                      758,896               (177,030)
Net assets, beginning                                                     39,256,602             39,433,632
                                                                --------------------   --------------------
Net assets, ending                                              $         40,015,498   $         39,256,602
                                                                ====================   ====================

Units sold                                                                 3,952,300              5,560,917
Units redeemed                                                            (4,477,320)            (7,657,489)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (525,020)            (2,096,572)
Units outstanding, beginning                                              24,125,381             26,221,953
                                                                --------------------   --------------------
Units outstanding, ending                                                 23,600,361             24,125,381
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        100,334,349
Cost of units redeemed/account charges                                                          (79,369,996)
Net investment income (loss)                                                                       (938,727)
Net realized gain (loss)                                                                          3,617,402
Realized gain distributions                                                                      10,197,696
Net change in unrealized appreciation (depreciation)                                              6,174,774
                                                                                       --------------------
Net assets                                                                             $         40,015,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66            18,926   $        31,333              1.25%              4.0%
12/31/2014                        1.59            19,110            30,414              1.25%              7.9%
12/31/2013                        1.48            20,772            30,640              1.25%             32.2%
12/31/2012                        1.12            21,046            23,489              1.25%             19.1%
12/31/2011                        0.94            33,456            31,363              1.25%             -6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              1.00%              4.3%
12/31/2014                        1.62                 0                 0              1.00%              8.2%
12/31/2013                        1.50                 0                 0              1.00%             32.5%
12/31/2012                        1.13                 0                 0              1.00%             19.4%
12/31/2011                        0.95                 0                 0              1.00%             -5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%              4.5%
12/31/2014                        1.66                 0                 0              0.75%              8.4%
12/31/2013                        1.53                 0                 0              0.75%             32.8%
12/31/2012                        1.15                 0                 0              0.75%             19.7%
12/31/2011                        0.96                 0                 0              0.75%             -5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.50%              4.8%
12/31/2014                        1.69                 0                 0              0.50%              8.7%
12/31/2013                        1.56                 0                 0              0.50%             33.2%
12/31/2012                        1.17                 0                 0              0.50%             20.0%
12/31/2011                        0.97                 0                 0              0.50%             -5.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.25%              5.1%
12/31/2014                        1.73                 0                 0              0.25%              9.0%
12/31/2013                        1.58                 0                 0              0.25%             33.5%
12/31/2012                        1.19                 0                 0              0.25%             20.3%
12/31/2011                        0.99                 0                 0              0.25%             -5.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86             4,675   $         8,682              0.00%              5.3%
12/31/2014                        1.76             5,016             8,843              0.00%              9.3%
12/31/2013                        1.61             5,449             8,794              0.00%             33.8%
12/31/2012                        1.21             6,070             7,319              0.00%             20.6%
12/31/2011                        1.00             6,365             6,367              0.00%             -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.3%
                2013               0.3%
                2012               0.7%
                2011               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         AMERICAN FUNDS THE GROWTH FUND OF AMERICA R3 CLASS - 399874858

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,660,802   $    15,246,014           436,340
                                                                         ===============   ===============
Receivables: investments sold                                   63,331
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    17,724,133
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,643,695         8,695,683   $          1.68
Band 100                                                     1,674,807           969,989              1.73
Band 75                                                              0                 0              1.77
Band 50                                                            314               173              1.82
Band 25                                                              0                 0              1.86
Band 0                                                       1,405,317           736,512              1.91
                                                       ---------------   ---------------
 Total                                                 $    17,724,133        10,402,357
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        43,778
Mortality & expense charges                                                                       (232,288)
                                                                                           ---------------
Net investment income (loss)                                                                      (188,510)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,601,631
Realized gain distributions                                                                      1,354,492
Net change in unrealized appreciation (depreciation)                                            (2,988,346)
                                                                                           ---------------
Net gain (loss)                                                                                    967,777
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       779,267
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (188,510)  $           (254,100)
Net realized gain (loss)                                                   2,601,631              2,862,665
Realized gain distributions                                                1,354,492              1,958,717
Net change in unrealized appreciation (depreciation)                      (2,988,346)            (2,900,967)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            779,267              1,666,315
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,090,683              4,323,326
Cost of units redeemed                                                    (8,535,705)            (9,447,015)
Account charges                                                              (14,631)               (14,033)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,459,653)            (5,137,722)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,680,386)            (3,471,407)
Net assets, beginning                                                     22,404,519             25,875,926
                                                                --------------------   --------------------
Net assets, ending                                              $         17,724,133   $         22,404,519
                                                                ====================   ====================

Units sold                                                                 2,155,641              3,432,230
Units redeemed                                                            (5,442,688)            (6,773,811)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,287,047)            (3,341,581)
Units outstanding, beginning                                              13,689,404             17,030,985
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,402,357             13,689,404
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         54,330,754
Cost of units redeemed/account charges                                                          (50,539,459)
Net investment income (loss)                                                                     (1,181,493)
Net realized gain (loss)                                                                          7,445,516
Realized gain distributions                                                                       5,254,027
Net change in unrealized appreciation (depreciation)                                              2,414,788
                                                                                       --------------------
Net assets                                                                             $         17,724,133
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/3/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68             8,696   $        14,644              1.25%              3.7%
12/31/2014                        1.62            12,060            19,579              1.25%              7.6%
12/31/2013                        1.51            15,845            23,909              1.25%             31.8%
12/31/2012                        1.15            16,133            18,475              1.25%             18.7%
12/31/2011                        0.96            20,086            19,378              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73               970   $         1,675              1.00%              4.0%
12/31/2014                        1.66               862             1,432              1.00%              7.9%
12/31/2013                        1.54                92               142              1.00%             32.1%
12/31/2012                        1.17               102               119              1.00%             19.0%
12/31/2011                        0.98                98                96              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.75%              4.2%
12/31/2014                        1.70                 0                 0              0.75%              8.1%
12/31/2013                        1.57                 0                 0              0.75%             32.4%
12/31/2012                        1.19                 0                 0              0.75%             19.3%
12/31/2011                        0.99                 0                 0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.50%              4.5%
12/31/2014                        1.74                 0                 0              0.50%              8.4%
12/31/2013                        1.60                 0                 0              0.50%             32.8%
12/31/2012                        1.21                 0                 0              0.50%             19.6%
12/31/2011                        1.01                 0                 0              0.50%             -5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.25%              4.8%
12/31/2014                        1.78                 0                 0              0.25%              8.7%
12/31/2013                        1.63                 0                 0              0.25%             33.1%
12/31/2012                        1.23                 0                 0              0.25%             19.9%
12/31/2011                        1.02                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91               737   $         1,405              0.00%              5.0%
12/31/2014                        1.82               767             1,394              0.00%              8.9%
12/31/2013                        1.67             1,094             1,824              0.00%             33.4%
12/31/2012                        1.25               873             1,091              0.00%             20.2%
12/31/2011                        1.04             1,054             1,096              0.00%             -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R4 CLASS - 939330841

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,308,769   $    16,152,657           425,054
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (41,947)
                                                       ---------------
Net assets                                             $    16,266,822
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,206,914         8,685,941   $          1.87
Band 100                                                             0                 0              1.89
Band 75                                                              0                 0              1.92
Band 50                                                              0                 0              1.95
Band 25                                                              0                 0              1.98
Band 0                                                          59,908            29,774              2.01
                                                       ---------------   ---------------
 Total                                                 $    16,266,822         8,715,715
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       204,278
Mortality & expense charges                                                                       (121,510)
                                                                                           ---------------
Net investment income (loss)                                                                        82,768
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           226,426
Realized gain distributions                                                                        645,415
Net change in unrealized appreciation (depreciation)                                              (544,854)
                                                                                           ---------------
Net gain (loss)                                                                                    326,987
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       409,755
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             82,768   $             38,749
Net realized gain (loss)                                                     226,426                107,274
Realized gain distributions                                                  645,415                268,808
Net change in unrealized appreciation (depreciation)                        (544,854)                42,230
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            409,755                457,061
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,972,666              2,406,982
Cost of units redeemed                                                    (2,360,639)            (1,134,567)
Account charges                                                               (5,452)                (2,548)
                                                                --------------------   --------------------
Increase (decrease)                                                        9,606,575              1,269,867
                                                                --------------------   --------------------
Net increase (decrease)                                                   10,016,330              1,726,928
Net assets, beginning                                                      6,250,492              4,523,564
                                                                --------------------   --------------------
Net assets, ending                                              $         16,266,822   $          6,250,492
                                                                ====================   ====================

Units sold                                                                 6,696,373              1,299,058
Units redeemed                                                            (1,281,309)              (620,641)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,415,064                678,417
Units outstanding, beginning                                               3,300,651              2,622,234
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,715,715              3,300,651
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,054,211
Cost of units redeemed/account charges                                                           (6,480,365)
Net investment income (loss)                                                                        172,523
Net realized gain (loss)                                                                            362,512
Realized gain distributions                                                                       1,001,829
Net change in unrealized appreciation (depreciation)                                                156,112
                                                                                       --------------------
Net assets                                                                             $         16,266,822
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87             8,686   $        16,207              1.25%             -1.5%
12/31/2014                        1.89             3,300             6,248              1.25%              9.8%
12/31/2013                        1.73             2,622             4,524              1.25%             30.2%
12/31/2012                        1.32             1,346             1,783              1.25%             11.1%
12/31/2011                        1.19                 1                 1              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              1.00%             -1.2%
12/31/2014                        1.92                 0                 0              1.00%             10.0%
12/31/2013                        1.74                 0                 0              1.00%             30.5%
12/31/2012                        1.33                 0                 0              1.00%             11.4%
12/31/2011                        1.20                 0                 0              1.00%              5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.75%             -1.0%
12/31/2014                        1.94                 0                 0              0.75%             10.3%
12/31/2013                        1.76                 0                 0              0.75%             30.9%
12/31/2012                        1.35                 0                 0              0.75%             11.6%
12/31/2011                        1.20                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.50%             -0.7%
12/31/2014                        1.97                 0                 0              0.50%             10.6%
12/31/2013                        1.78                 0                 0              0.50%             31.2%
12/31/2012                        1.36                 0                 0              0.50%             11.9%
12/31/2011                        1.21                 0                 0              0.50%              6.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.25%             -0.5%
12/31/2014                        1.99                 0                 0              0.25%             10.9%
12/31/2013                        1.80                 0                 0              0.25%             31.5%
12/31/2012                        1.37                 0                 0              0.25%             12.2%
12/31/2011                        1.22                 0                 0              0.25%              6.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01                30   $            60              0.00%             -0.2%
12/31/2014                        2.02                 1                 2              0.00%             11.2%
12/31/2013                        1.81                 0                 0              0.00%             31.8%
12/31/2012                        1.38                 0                 0              0.00%             12.5%
12/31/2011                        1.22                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.9%
                2013               2.6%
                2012               1.9%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS WASHINGTON MUTUAL INVESTORS FUND R3 CLASS - 939330858

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,640,049   $     4,763,767           123,535
                                                                         ===============   ===============
Receivables: investments sold                                   75,308
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,715,357
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,184,141         2,283,608   $          1.83
Band 100                                                             0                 0              1.86
Band 75                                                              0                 0              1.89
Band 50                                                              0                 0              1.92
Band 25                                                              0                 0              1.95
Band 0                                                         531,216           268,855              1.98
                                                       ---------------   ---------------
 Total                                                 $     4,715,357         2,552,463
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        75,166
Mortality & expense charges                                                                        (49,151)
                                                                                           ---------------
Net investment income (loss)                                                                        26,015
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           210,231
Realized gain distributions                                                                        183,073
Net change in unrealized appreciation (depreciation)                                              (504,405)
                                                                                           ---------------
Net gain (loss)                                                                                   (111,101)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (85,086)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,015   $             17,902
Net realized gain (loss)                                                     210,231                 76,965
Realized gain distributions                                                  183,073                169,265
Net change in unrealized appreciation (depreciation)                        (504,405)                 1,430
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (85,086)               265,562
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,706,369              1,467,870
Cost of units redeemed                                                    (1,525,625)              (484,819)
Account charges                                                               (1,201)                  (748)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,179,543                982,303
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,094,457              1,247,865
Net assets, beginning                                                      3,620,900              2,373,035
                                                                --------------------   --------------------
Net assets, ending                                              $          4,715,357   $          3,620,900
                                                                ====================   ====================

Units sold                                                                 1,484,136                821,823
Units redeemed                                                              (857,675)              (285,011)
                                                                --------------------   --------------------
Net increase (decrease)                                                      626,461                536,812
Units outstanding, beginning                                               1,926,002              1,389,190
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,552,463              1,926,002
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,455,348
Cost of units redeemed/account charges                                                           (3,425,435)
Net investment income (loss)                                                                         70,745
Net realized gain (loss)                                                                            339,145
Realized gain distributions                                                                         399,272
Net change in unrealized appreciation (depreciation)                                               (123,718)
                                                                                       --------------------
Net assets                                                                             $          4,715,357
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83             2,284   $         4,184              1.25%             -1.7%
12/31/2014                        1.86             1,684             3,139              1.25%              9.4%
12/31/2013                        1.70             1,319             2,248              1.25%             29.8%
12/31/2012                        1.31               820             1,076              1.25%             10.7%
12/31/2011                        1.19               270               321              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              1.00%             -1.5%
12/31/2014                        1.89                 0                 0              1.00%              9.7%
12/31/2013                        1.72                 0                 0              1.00%             30.2%
12/31/2012                        1.32                 0                 0              1.00%             11.0%
12/31/2011                        1.19                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.75%             -1.3%
12/31/2014                        1.91                 0                 0              0.75%             10.0%
12/31/2013                        1.74                 0                 0              0.75%             30.5%
12/31/2012                        1.33                 0                 0              0.75%             11.2%
12/31/2011                        1.20                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.50%             -1.0%
12/31/2014                        1.94                 0                 0              0.50%             10.3%
12/31/2013                        1.76                 0                 0              0.50%             30.8%
12/31/2012                        1.34                 0                 0              0.50%             11.5%
12/31/2011                        1.20                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.25%             -0.8%
12/31/2014                        1.96                 0                 0              0.25%             10.5%
12/31/2013                        1.77                 0                 0              0.25%             31.1%
12/31/2012                        1.35                 0                 0              0.25%             11.8%
12/31/2011                        1.21                 0                 0              0.25%              6.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98               269   $           531              0.00%             -0.5%
12/31/2014                        1.99               242               481              0.00%             10.8%
12/31/2013                        1.79                70               125              0.00%             31.5%
12/31/2012                        1.36                54                73              0.00%             12.1%
12/31/2011                        1.22                 0                 0              0.00%              6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.7%
                2013               2.1%
                2012               2.1%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T407 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2010 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T506 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T878 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2015 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T860 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T811

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,797   $         7,089               619
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         6,797
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,797             7,125   $          0.95
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $         6,797             7,125
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            58
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                            55
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                            193
Net change in unrealized appreciation (depreciation)                                                  (292)
                                                                                           ---------------
Net gain (loss)                                                                                        (99)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (44)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 55   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                      193                      0
Net change in unrealized appreciation (depreciation)                            (292)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (44)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,841                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            6,841                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,797                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              6,797   $                  0
                                                                ====================   ====================

Units sold                                                                     7,125                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,125                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      7,125                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              6,841
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                             55
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                             193
Net change in unrealized appreciation (depreciation)                                                   (292)
                                                                                       --------------------
Net assets                                                                             $              6,797
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 7   $             7              1.25%             -4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2020 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T795 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -3.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T746

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,565   $         1,656               136
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         1,565
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,565             1,648   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $         1,565             1,648
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             73
Net change in unrealized appreciation (depreciation)                                                   (91)
                                                                                           ---------------
Net gain (loss)                                                                                        (18)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (10)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       73                      0
Net change in unrealized appreciation (depreciation)                             (91)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (10)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,575                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            1,575                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,565                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              1,565   $                  0
                                                                ====================   ====================

Units sold                                                                     1,648                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,648                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,648                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              1,575
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              8
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              73
Net change in unrealized appreciation (depreciation)                                                    (91)
                                                                                       --------------------
Net assets                                                                             $              1,565
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 2   $             2              1.25%             -5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -4.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%             -4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2025 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T738 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%              -4.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%              -4.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%              -4.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%              -4.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%              -4.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%              -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T670

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,564   $         1,652               130
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         1,564
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,564             1,663   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $         1,564             1,663
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             8
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             8
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             69
Net change in unrealized appreciation (depreciation)                                                   (88)
                                                                                           ---------------
Net gain (loss)                                                                                        (19)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (11)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  8   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       69                      0
Net change in unrealized appreciation (depreciation)                             (88)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (11)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,575                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            1,575                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,564                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              1,564   $                  0
                                                                ====================   ====================

Units sold                                                                     1,663                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,663                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,663                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              1,575
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              8
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              69
Net change in unrealized appreciation (depreciation)                                                    (88)
                                                                                       --------------------
Net assets                                                                             $              1,564
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 2   $             2              1.25%              -6.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -5.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%              -5.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%              -5.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%              -5.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%              -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2030 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T662 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%              -5.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -5.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%              -5.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%              -5.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%              -5.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%              -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T613

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           744   $           787                61
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           744
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           744               794   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $           744               794
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             2
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             2
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             34
Net change in unrealized appreciation (depreciation)                                                   (43)
                                                                                           ---------------
Net gain (loss)                                                                                         (9)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (7)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  2   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       34                      0
Net change in unrealized appreciation (depreciation)                             (43)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (7)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         751                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                              751                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          744                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                744   $                  0
                                                                ====================   ====================

Units sold                                                                       794                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          794                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                        794                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                751
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              2
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              34
Net change in unrealized appreciation (depreciation)                                                    (43)
                                                                                       --------------------
Net assets                                                                             $                744
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 1   $             1              1.25%              -6.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -6.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%              -6.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%              -5.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%              -5.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%              -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2035 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T597 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -6.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%              -5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%              -5.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%              -5.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%              -5.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T548 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%              -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%              -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2040 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T530 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T472 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2045 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T464 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T415 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2050 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T399 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0    $                  0
Net realized gain (loss)                                                           0                       0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                               0                       0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                  0                       0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                       0
Cost of units redeemed                                                             0                       0
Account charges                                                                    0                       0
                                                                --------------------    --------------------
Increase (decrease)                                                                0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $                  0    $                  0
                                                                ====================    ====================

Units sold                                                                         0                       0
Units redeemed                                                                     0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                          0                       0
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $                  0
Cost of units redeemed/account charges                                                                     0
Net investment income (loss)                                                                               0
Net realized gain (loss)                                                                                   0
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                       0
                                                                                        --------------------
Net assets                                                                              $                  0
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R3 CLASS - 02630T241 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0    $                  0
Net realized gain (loss)                                                           0                       0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                               0                       0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                  0                       0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                       0
Cost of units redeemed                                                             0                       0
Account charges                                                                    0                       0
                                                                --------------------    --------------------
Increase (decrease)                                                                0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $                  0    $                  0
                                                                ====================    ====================

Units sold                                                                         0                       0
Units redeemed                                                                     0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                          0                       0
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $                  0
Cost of units redeemed/account charges                                                                     0
Net investment income (loss)                                                                               0
Net realized gain (loss)                                                                                   0
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                       0
                                                                                        --------------------
Net assets                                                                              $                  0
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2055 TARGET DATE RETIREMENT FUND R4 CLASS - 02630T233 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0    $                  0
Net realized gain (loss)                                                           0                       0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                               0                       0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                  0                       0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                       0
Cost of units redeemed                                                             0                       0
Account charges                                                                    0                       0
                                                                --------------------    --------------------
Increase (decrease)                                                                0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $                  0    $                  0
                                                                ====================    ====================

Units sold                                                                         0                       0
Units redeemed                                                                     0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                          0                       0
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $                  0
Cost of units redeemed/account charges                                                                     0
Net investment income (loss)                                                                               0
Net realized gain (loss)                                                                                   0
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                       0
                                                                                        --------------------
Net assets                                                                              $                  0
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R3 CLASS - 02631C353 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0    $                  0
Net realized gain (loss)                                                           0                       0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                               0                       0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                  0                       0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                       0
Cost of units redeemed                                                             0                       0
Account charges                                                                    0                       0
                                                                --------------------    --------------------
Increase (decrease)                                                                0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $                  0    $                  0
                                                                ====================    ====================

Units sold                                                                         0                       0
Units redeemed                                                                     0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                          0                       0
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $                  0
Cost of units redeemed/account charges                                                                     0
Net investment income (loss)                                                                               0
Net realized gain (loss)                                                                                   0
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                       0
                                                                                        --------------------
Net assets                                                                              $                  0
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%            -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -6.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
AMERICAN FUNDS 2060 TARGET DATE RETIREMENT FUND R4 CLASS - 02631C346 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0    $                  0
Net realized gain (loss)                                                           0                       0
Realized gain distributions                                                        0                       0
Net change in unrealized appreciation (depreciation)                               0                       0
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                                  0                       0
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                       0
Cost of units redeemed                                                             0                       0
Account charges                                                                    0                       0
                                                                --------------------    --------------------
Increase (decrease)                                                                0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Net assets, beginning                                                              0                       0
                                                                --------------------    --------------------
Net assets, ending                                              $                  0    $                  0
                                                                ====================    ====================

Units sold                                                                         0                       0
Units redeemed                                                                     0                       0
                                                                --------------------    --------------------
Net increase (decrease)                                                            0                       0
Units outstanding, beginning                                                       0                       0
                                                                --------------------    --------------------
Units outstanding, ending                                                          0                       0
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $                  0
Cost of units redeemed/account charges                                                                     0
Net investment income (loss)                                                                               0
Net realized gain (loss)                                                                                   0
Realized gain distributions                                                                                0
Net change in unrealized appreciation (depreciation)                                                       0
                                                                                        --------------------
Net assets                                                                              $                  0
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%            -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          AQR EMERGING MULTI-STYLE FUND N CLASS - 00203H347 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.76
Band 100                                                             0                 0              0.76
Band 75                                                              0                 0              0.76
Band 50                                                              0                 0              0.76
Band 25                                                              0                 0              0.76
Band 0                                                               0                 0              0.77
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              1.25%            -24.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              1.00%            -23.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              0.75%            -23.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              0.50%            -23.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              0.25%            -23.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.77                 0   $             0              0.00%            -23.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       AQR INTERNATIONAL MULTI-STYLE FUND N CLASS - 00203H529 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.90
Band 100                                                             0                 0              0.90
Band 75                                                              0                 0              0.90
Band 50                                                              0                 0              0.91
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.91
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.25%             -9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.00%             -9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              0.75%             -9.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.50%             -9.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%             -9.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.00%             -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AQR LARGE CAP MULTI-STYLE FUND N CLASS - 00203H495 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         AQR SMALL CAP MULTI-STYLE FUND N CLASS - 00203H479 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.92
Band 25                                                              0                 0              0.92
Band 0                                                               0                 0              0.92
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.50%             -7.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.25%             -7.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.00%             -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               ARIEL APPRECIATION FUND INVESTOR CLASS - 040337206

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,867,120   $     2,154,330            42,277
                                                                         ===============   ===============
Receivables: investments sold                                   38,730
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,905,850
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,599,595           721,982   $          2.22
Band 100                                                             0                 0              2.28
Band 75                                                              0                 0              2.36
Band 50                                                              0                 0              2.43
Band 25                                                              0                 0              2.50
Band 0                                                         306,255           116,636              2.63
                                                       ---------------   ---------------
 Total                                                 $     1,905,850           838,618
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        20,556
Mortality & expense charges                                                                        (26,095)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,539)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           111,566
Realized gain distributions                                                                        182,737
Net change in unrealized appreciation (depreciation)                                              (491,954)
                                                                                           ---------------
Net gain (loss)                                                                                   (197,651)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (203,190)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,539)  $             (7,989)
Net realized gain (loss)                                                     111,566                 93,421
Realized gain distributions                                                  182,737                253,022
Net change in unrealized appreciation (depreciation)                        (491,954)              (167,622)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (203,190)               170,832
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     535,167              1,021,438
Cost of units redeemed                                                      (918,740)              (508,121)
Account charges                                                                 (814)                  (622)
                                                                --------------------   --------------------
Increase (decrease)                                                         (384,387)               512,695
                                                                --------------------   --------------------
Net increase (decrease)                                                     (587,577)               683,527
Net assets, beginning                                                      2,493,427              1,809,900
                                                                --------------------   --------------------
Net assets, ending                                              $          1,905,850   $          2,493,427
                                                                ====================   ====================

Units sold                                                                   215,905                457,985
Units redeemed                                                              (404,430)              (224,630)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (188,525)               233,355
Units outstanding, beginning                                               1,027,143                793,788
                                                                --------------------   --------------------
Units outstanding, ending                                                    838,618              1,027,143
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,417,674
Cost of units redeemed/account charges                                                           (5,275,628)
Net investment income (loss)                                                                       (104,190)
Net realized gain (loss)                                                                            164,286
Realized gain distributions                                                                         990,918
Net change in unrealized appreciation (depreciation)                                               (287,210)
                                                                                       --------------------
Net assets                                                                             $          1,905,850
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22               722   $         1,600              1.25%             -7.4%
12/31/2014                        2.39               938             2,244              1.25%              6.8%
12/31/2013                        2.24               702             1,572              1.25%             44.4%
12/31/2012                        1.55               415               644              1.25%             17.9%
12/31/2011                        1.32               449               591              1.25%             -8.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              1.00%             -7.2%
12/31/2014                        2.46                 0                 0              1.00%              7.1%
12/31/2013                        2.30                 0                 0              1.00%             44.8%
12/31/2012                        1.59                 0                 0              1.00%             18.2%
12/31/2011                        1.34                 0                 0              1.00%             -8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.75%             -6.9%
12/31/2014                        2.53                 0                 0              0.75%              7.3%
12/31/2013                        2.36                 0                 0              0.75%             45.1%
12/31/2012                        1.62                 0                 0              0.75%             18.5%
12/31/2011                        1.37                 0                 0              0.75%             -8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.43                 0   $             0              0.50%             -6.7%
12/31/2014                        2.60                 0                 0              0.50%              7.6%
12/31/2013                        2.42                 0                 0              0.50%             45.5%
12/31/2012                        1.66                 0                 0              0.50%             18.8%
12/31/2011                        1.40                 0                 0              0.50%             -7.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.25%             -6.5%
12/31/2014                        2.68                 0                 0              0.25%              7.9%
12/31/2013                        2.48                 0                 0              0.25%             45.8%
12/31/2012                        1.70                 0                 0              0.25%             19.1%
12/31/2011                        1.43                 0                 0              0.25%             -7.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.63               117   $           306              0.00%             -6.2%
12/31/2014                        2.80                89               250              0.00%              8.2%
12/31/2013                        2.59                92               238              0.00%             46.2%
12/31/2012                        1.77                 0                 0              0.00%             19.4%
12/31/2011                        1.48                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.8%
                2013               1.1%
                2012               0.8%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      ARIEL FUND INVESTOR CLASS - 040337107

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,106,679   $     1,098,599            18,644
                                                                         ===============   ===============
Receivables: investments sold                                    1,340
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,108,019
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,108,019           513,529   $          2.16
Band 100                                                             0                 0              2.22
Band 75                                                              0                 0              2.29
Band 50                                                              0                 0              2.37
Band 25                                                              0                 0              2.44
Band 0                                                               0                 0              2.56
                                                       ---------------   ---------------
 Total                                                 $     1,108,019           513,529
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,626
Mortality & expense charges                                                                        (14,995)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,369)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           101,120
Realized gain distributions                                                                        148,765
Net change in unrealized appreciation (depreciation)                                              (307,976)
                                                                                           ---------------
Net gain (loss)                                                                                    (58,091)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (65,460)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,369)  $             (6,883)
Net realized gain (loss)                                                     101,120                 24,609
Realized gain distributions                                                  148,765                135,652
Net change in unrealized appreciation (depreciation)                        (307,976)               (51,096)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (65,460)               102,282
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     299,888                129,045
Cost of units redeemed                                                      (304,026)               (85,136)
Account charges                                                                 (329)                  (348)
                                                                --------------------   --------------------
Increase (decrease)                                                           (4,467)                43,561
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,927)               145,843
Net assets, beginning                                                      1,177,946              1,032,103
                                                                --------------------   --------------------
Net assets, ending                                              $          1,108,019   $          1,177,946
                                                                ====================   ====================

Units sold                                                                   131,273                 61,663
Units redeemed                                                              (134,795)               (41,018)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,522)                20,645
Units outstanding, beginning                                                 517,051                496,406
                                                                --------------------   --------------------
Units outstanding, ending                                                    513,529                517,051
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,975,430
Cost of units redeemed/account charges                                                           (4,593,213)
Net investment income (loss)                                                                       (115,307)
Net realized gain (loss)                                                                            170,485
Realized gain distributions                                                                         662,544
Net change in unrealized appreciation (depreciation)                                                  8,080
                                                                                       --------------------
Net assets                                                                             $          1,108,019
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.16               514   $         1,108              1.25%             -5.3%
12/31/2014                        2.28               517             1,178              1.25%              9.6%
12/31/2013                        2.08               496             1,032              1.25%             42.9%
12/31/2012                        1.46               680               989              1.25%             18.8%
12/31/2011                        1.22               596               730              1.25%            -12.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              1.00%             -5.1%
12/31/2014                        2.34                 0                 0              1.00%              9.8%
12/31/2013                        2.13                 0                 0              1.00%             43.2%
12/31/2012                        1.49                 0                 0              1.00%             19.1%
12/31/2011                        1.25                 0                 0              1.00%            -12.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.75%             -4.8%
12/31/2014                        2.41                 0                 0              0.75%             10.1%
12/31/2013                        2.19                 0                 0              0.75%             43.6%
12/31/2012                        1.52                 0                 0              0.75%             19.4%
12/31/2011                        1.28                 0                 0              0.75%            -12.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.37                 0   $             0              0.50%             -4.6%
12/31/2014                        2.48                 0                 0              0.50%             10.4%
12/31/2013                        2.25                 0                 0              0.50%             44.0%
12/31/2012                        1.56                 0                 0              0.50%             19.7%
12/31/2011                        1.30                 0                 0              0.50%            -11.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.25%             -4.3%
12/31/2014                        2.55                 0                 0              0.25%             10.7%
12/31/2013                        2.30                 0                 0              0.25%             44.3%
12/31/2012                        1.60                 0                 0              0.25%             20.0%
12/31/2011                        1.33                 0                 0              0.25%            -11.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.56                 0   $             0              0.00%             -4.1%
12/31/2014                        2.67                 0                 0              0.00%             11.0%
12/31/2013                        2.40                 0                 0              0.00%             44.7%
12/31/2012                        1.66                 0                 0              0.00%             20.3%
12/31/2011                        1.38                 0                 0              0.00%            -11.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.6%
                2013               0.6%
                2012               1.1%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AVE MARIA CATHOLIC VALUES FUND - 808530208

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       210,922   $       257,891            12,875
                                                                         ===============   ===============
Receivables: investments sold                                      500
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       211,422
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       211,422           262,841   $          0.80
Band 100                                                             0                 0              0.81
Band 75                                                              0                 0              0.81
Band 50                                                              0                 0              0.81
Band 25                                                              0                 0              0.82
Band 0                                                               0                 0              0.82
                                                       ---------------   ---------------
 Total                                                 $       211,422           262,841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           139
Mortality & expense charges                                                                         (2,185)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,046)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,257)
Realized gain distributions                                                                            119
Net change in unrealized appreciation (depreciation)                                               (39,272)
                                                                                           ---------------
Net gain (loss)                                                                                    (42,410)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (44,456)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,046)  $               (267)
Net realized gain (loss)                                                      (3,257)                    (2)
Realized gain distributions                                                      119                 10,355
Net change in unrealized appreciation (depreciation)                         (39,272)                (7,697)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (44,456)                 2,389
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     149,243                119,725
Cost of units redeemed                                                       (15,113)                  (326)
Account charges                                                                  (40)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          134,090                119,399
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,634                121,788
Net assets, beginning                                                        121,788                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            211,422   $            121,788
                                                                ====================   ====================

Units sold                                                                   267,471                123,432
Units redeemed                                                              (127,726)                  (336)
                                                                --------------------   --------------------
Net increase (decrease)                                                      139,745                123,096
Units outstanding, beginning                                                 123,096                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    262,841                123,096
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            268,968
Cost of units redeemed/account charges                                                              (15,479)
Net investment income (loss)                                                                         (2,313)
Net realized gain (loss)                                                                             (3,259)
Realized gain distributions                                                                          10,474
Net change in unrealized appreciation (depreciation)                                                (46,969)
                                                                                       --------------------
Net assets                                                                             $            211,422
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.80               263   $           211              1.25%            -18.7%
12/31/2014                        0.99               123               122              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.81                 0   $             0              1.00%            -18.5%
12/31/2014                        0.99                 0                 0              1.00%             -0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.81                 0   $             0              0.75%            -18.3%
12/31/2014                        0.99                 0                 0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.81                 0   $             0              0.50%            -18.1%
12/31/2014                        0.99                 0                 0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.82                 0   $             0              0.25%            -17.9%
12/31/2014                        0.99                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.82                 0   $             0              0.00%            -17.7%
12/31/2014                        1.00                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                        AVE MARIA GROWTH FUND - 808530307

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       182,747   $       216,718             7,319
                                                                         ===============   ===============
Receivables: investments sold                                      397
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       183,144
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       183,144           177,733   $          1.03
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $       183,144           177,733
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           454
Mortality & expense charges                                                                         (2,222)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,768)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,138)
Realized gain distributions                                                                         16,007
Net change in unrealized appreciation (depreciation)                                               (20,536)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,667)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,435)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,768)  $               (363)
Net realized gain (loss)                                                      (1,138)                     2
Realized gain distributions                                                   16,007                 21,690
Net change in unrealized appreciation (depreciation)                         (20,536)               (13,435)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,435)                 7,894
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,157                158,203
Cost of units redeemed                                                       (15,184)                  (491)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           24,973                157,712
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,538                165,606
Net assets, beginning                                                        165,606                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            183,144   $            165,606
                                                                ====================   ====================

Units sold                                                                    37,942                154,893
Units redeemed                                                               (14,634)                  (468)
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,308                154,425
Units outstanding, beginning                                                 154,425                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,733                154,425
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            198,360
Cost of units redeemed/account charges                                                              (15,675)
Net investment income (loss)                                                                         (2,131)
Net realized gain (loss)                                                                             (1,136)
Realized gain distributions                                                                          37,697
Net change in unrealized appreciation (depreciation)                                                (33,971)
                                                                                       --------------------
Net assets                                                                             $            183,144
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03               178   $           183              1.25%             -3.9%
12/31/2014                        1.07               154               166              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%             -3.7%
12/31/2014                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%             -3.4%
12/31/2014                        1.08                 0                 0              0.75%              7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%             -3.2%
12/31/2014                        1.08                 0                 0              0.50%              7.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%             -2.9%
12/31/2014                        1.08                 0                 0              0.25%              7.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%             -2.7%
12/31/2014                        1.08                 0                 0              0.00%              7.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   AVE MARIA RISING DIVIDEND FUND - 808530604

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       350,819   $       409,480            22,587
                                                                         ===============   ===============
Receivables: investments sold                                    1,086
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       351,905
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       351,905           370,825   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $       351,905           370,825
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,972
Mortality & expense charges                                                                         (4,596)
                                                                                           ---------------
Net investment income (loss)                                                                           376
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,522)
Realized gain distributions                                                                         18,625
Net change in unrealized appreciation (depreciation)                                               (42,123)
                                                                                           ---------------
Net gain (loss)                                                                                    (27,020)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,644)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                376   $                585
Net realized gain (loss)                                                      (3,522)                (1,268)
Realized gain distributions                                                   18,625                 22,868
Net change in unrealized appreciation (depreciation)                         (42,123)               (16,538)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,644)                 5,647
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,236                356,195
Cost of units redeemed                                                       (31,115)               (25,374)
Account charges                                                                  (40)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           42,081                330,821
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,437                336,468
Net assets, beginning                                                        336,468                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            351,905   $            336,468
                                                                ====================   ====================

Units sold                                                                    75,522                356,354
Units redeemed                                                               (34,241)               (26,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,281                329,544
Units outstanding, beginning                                                 329,544                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    370,825                329,544
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            429,431
Cost of units redeemed/account charges                                                              (56,529)
Net investment income (loss)                                                                            961
Net realized gain (loss)                                                                             (4,790)
Realized gain distributions                                                                          41,493
Net change in unrealized appreciation (depreciation)                                                (58,661)
                                                                                       --------------------
Net assets                                                                             $            351,905
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95               371   $           352              1.25%             -7.1%
12/31/2014                        1.02               330               336              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -6.8%
12/31/2014                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -6.6%
12/31/2014                        1.02                 0                 0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -6.4%
12/31/2014                        1.02                 0                 0              0.50%              2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -6.1%
12/31/2014                        1.03                 0                 0              0.25%              2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -5.9%
12/31/2014                        1.03                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     AVE MARIA WORLD EQUITY FUND - 808530802

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,443   $        83,857             6,035
                                                                         ===============   ===============
Receivables: investments sold                                      153
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        74,596
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        74,596            82,801   $          0.90
Band 100                                                             0                 0              0.90
Band 75                                                              0                 0              0.91
Band 50                                                              0                 0              0.91
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.92
                                                       ---------------   ---------------
 Total                                                 $        74,596            82,801
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           419
Mortality & expense charges                                                                           (913)
                                                                                           ---------------
Net investment income (loss)                                                                          (494)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (154)
Realized gain distributions                                                                            943
Net change in unrealized appreciation (depreciation)                                                (4,916)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,127)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,621)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (494)  $                  9
Net realized gain (loss)                                                        (154)                    (3)
Realized gain distributions                                                      943                  3,545
Net change in unrealized appreciation (depreciation)                          (4,916)                (4,498)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,621)                  (947)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      11,273                 70,174
Cost of units redeemed                                                        (1,010)                  (273)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           10,263                 69,901
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,642                 68,954
Net assets, beginning                                                         68,954                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             74,596   $             68,954
                                                                ====================   ====================

Units sold                                                                    12,188                 72,261
Units redeemed                                                                (1,365)                  (283)
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,823                 71,978
Units outstanding, beginning                                                  71,978                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     82,801                 71,978
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             81,447
Cost of units redeemed/account charges                                                               (1,283)
Net investment income (loss)                                                                           (485)
Net realized gain (loss)                                                                               (157)
Realized gain distributions                                                                           4,488
Net change in unrealized appreciation (depreciation)                                                 (9,414)
                                                                                       --------------------
Net assets                                                                             $             74,596
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                83   $            75              1.25%             -6.0%
12/31/2014                        0.96                72                69              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.00%             -5.7%
12/31/2014                        0.96                 0                 0              1.00%             -4.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.75%             -5.5%
12/31/2014                        0.96                 0                 0              0.75%             -4.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.50%             -5.3%
12/31/2014                        0.96                 0                 0              0.50%             -3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%             -5.0%
12/31/2014                        0.96                 0                 0              0.25%             -3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.00%             -4.8%
12/31/2014                        0.96                 0                 0              0.00%             -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        BLACKROCK GLOBAL ALLOCATION FUND INSTITUTIONAL CLASS - 09251T509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,697,679   $     3,071,988           151,231
                                                                         ===============   ===============
Receivables: investments sold                                   13,900
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,711,579
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,711,579         1,761,910   $          1.54
Band 100                                                             0                 0              1.56
Band 75                                                              0                 0              1.59
Band 50                                                              0                 0              1.62
Band 25                                                              0                 0              1.65
Band 0                                                               0                 0              1.67
                                                       ---------------   ---------------
 Total                                                 $     2,711,579         1,761,910
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        33,086
Mortality & expense charges                                                                        (33,567)
                                                                                           ---------------
Net investment income (loss)                                                                          (481)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,095
Realized gain distributions                                                                        208,669
Net change in unrealized appreciation (depreciation)                                              (274,700)
                                                                                           ---------------
Net gain (loss)                                                                                    (58,936)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (59,417)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (481)  $             31,910
Net realized gain (loss)                                                       7,095                  9,239
Realized gain distributions                                                  208,669                174,761
Net change in unrealized appreciation (depreciation)                        (274,700)              (210,623)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (59,417)                 5,287
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     758,677              1,261,313
Cost of units redeemed                                                      (535,316)              (203,468)
Account charges                                                                 (911)                  (483)
                                                                --------------------   --------------------
Increase (decrease)                                                          222,450              1,057,362
                                                                --------------------   --------------------
Net increase (decrease)                                                      163,033              1,062,649
Net assets, beginning                                                      2,548,546              1,485,897
                                                                --------------------   --------------------
Net assets, ending                                              $          2,711,579   $          2,548,546
                                                                ====================   ====================

Units sold                                                                   492,035                800,692
Units redeemed                                                              (352,018)              (132,737)
                                                                --------------------   --------------------
Net increase (decrease)                                                      140,017                667,955
Units outstanding, beginning                                               1,621,893                953,938
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,761,910              1,621,893
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,948,495
Cost of units redeemed/account charges                                                           (1,400,266)
Net investment income (loss)                                                                         45,542
Net realized gain (loss)                                                                             39,525
Realized gain distributions                                                                         452,592
Net change in unrealized appreciation (depreciation)                                               (374,309)
                                                                                       --------------------
Net assets                                                                             $          2,711,579
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54             1,762   $         2,712              1.25%             -2.1%
12/31/2014                        1.57             1,622             2,549              1.25%              0.9%
12/31/2013                        1.56               954             1,486              1.25%             13.3%
12/31/2012                        1.37               665               914              1.25%              9.0%
12/31/2011                        1.26               506               639              1.25%             -4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              1.00%             -1.8%
12/31/2014                        1.59                 0                 0              1.00%              1.1%
12/31/2013                        1.58                 0                 0              1.00%             13.6%
12/31/2012                        1.39                 0                 0              1.00%              9.2%
12/31/2011                        1.27                 0                 0              1.00%             -4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.75%             -1.6%
12/31/2014                        1.62                 0                 0              0.75%              1.4%
12/31/2013                        1.59                 0                 0              0.75%             13.9%
12/31/2012                        1.40                 0                 0              0.75%              9.5%
12/31/2011                        1.28                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.50%             -1.3%
12/31/2014                        1.64                 0                 0              0.50%              1.6%
12/31/2013                        1.61                 0                 0              0.50%             14.1%
12/31/2012                        1.41                 0                 0              0.50%              9.8%
12/31/2011                        1.29                 0                 0              0.50%             -3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.25%             -1.1%
12/31/2014                        1.66                 0                 0              0.25%              1.9%
12/31/2013                        1.63                 0                 0              0.25%             14.4%
12/31/2012                        1.43                 0                 0              0.25%             10.1%
12/31/2011                        1.30                 0                 0              0.25%             -3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.00%             -0.8%
12/31/2014                        1.69                 0                 0              0.00%              2.1%
12/31/2013                        1.65                 0                 0              0.00%             14.7%
12/31/2012                        1.44                 0                 0              0.00%             10.3%
12/31/2011                        1.30                 0                 0              0.00%             -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               2.7%
                2013               1.6%
                2012               1.6%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               BLACKROCK GNMA PORTFOLIO SERVICE CLASS - 091929711

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       921,958   $       930,035            94,630
                                                                         ===============   ===============
Receivables: investments sold                                    1,637
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       923,595
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       923,595           917,632   $          1.01
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $       923,595           917,632
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        20,756
Mortality & expense charges                                                                        (11,809)
                                                                                           ---------------
Net investment income (loss)                                                                         8,947
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,882
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (17,676)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,794)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,847)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,947   $              7,010
Net realized gain (loss)                                                       3,882                 10,119
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (17,676)                10,638
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,847)                27,767
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     341,988              1,968,724
Cost of units redeemed                                                      (409,926)            (1,157,282)
Account charges                                                                 (896)                  (530)
                                                                --------------------   --------------------
Increase (decrease)                                                          (68,834)               810,912
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,681)               838,679
Net assets, beginning                                                        997,276                158,597
                                                                --------------------   --------------------
Net assets, ending                                              $            923,595   $            997,276
                                                                ====================   ====================

Units sold                                                                   342,286              1,980,468
Units redeemed                                                              (409,983)            (1,159,053)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (67,697)               821,415
Units outstanding, beginning                                                 985,329                163,914
                                                                --------------------   --------------------
Units outstanding, ending                                                    917,632                985,329
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,471,505
Cost of units redeemed/account charges                                                           (1,569,865)
Net investment income (loss)                                                                         16,085
Net realized gain (loss)                                                                             13,947
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (8,077)
                                                                                       --------------------
Net assets                                                                             $            923,595
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01               918   $           924              1.25%             -0.6%
12/31/2014                        1.01               985               997              1.25%              4.6%
12/31/2013                        0.97               164               159              1.25%             -4.2%
12/31/2012                        1.01                 0                 0              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -0.3%
12/31/2014                        1.02                 0                 0              1.00%              4.9%
12/31/2013                        0.97                 0                 0              1.00%             -4.0%
12/31/2012                        1.01                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%             -0.1%
12/31/2014                        1.03                 0                 0              0.75%              5.1%
12/31/2013                        0.98                 0                 0              0.75%             -3.7%
12/31/2012                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              0.2%
12/31/2014                        1.03                 0                 0              0.50%              5.4%
12/31/2013                        0.98                 0                 0              0.50%             -3.5%
12/31/2012                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%              0.4%
12/31/2014                        1.04                 0                 0              0.25%              5.7%
12/31/2013                        0.98                 0                 0              0.25%             -3.2%
12/31/2012                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%              0.7%
12/31/2014                        1.05                 0                 0              0.00%              5.9%
12/31/2013                        0.99                 0                 0              0.00%             -3.0%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               3.1%
                2013               0.3%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         BLACKROCK EQUITY DIVIDEND FUND INSTITUTIONAL CLASS - 09251M504

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       966,492   $     1,105,209            45,804
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,606)
                                                       ---------------
Net assets                                             $       961,886
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       961,886           678,493   $          1.42
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $       961,886           678,493
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        52,030
Mortality & expense charges                                                                        (39,065)
                                                                                           ---------------
Net investment income (loss)                                                                        12,965
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           156,413
Realized gain distributions                                                                        132,757
Net change in unrealized appreciation (depreciation)                                              (303,107)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,937)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (972)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,965   $             53,338
Net realized gain (loss)                                                     156,413                158,913
Realized gain distributions                                                  132,757                342,957
Net change in unrealized appreciation (depreciation)                        (303,107)               (12,799)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (972)               542,409
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     848,672             10,105,402
Cost of units redeemed                                                    (8,110,179)            (6,819,429)
Account charges                                                              (12,175)               (21,340)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,273,682)             3,264,633
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,274,654)             3,807,042
Net assets, beginning                                                      8,236,540              4,429,498
                                                                --------------------   --------------------
Net assets, ending                                              $            961,886   $          8,236,540
                                                                ====================   ====================

Units sold                                                                   715,404              7,779,410
Units redeemed                                                            (5,769,118)            (5,376,151)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,053,714)             2,403,259
Units outstanding, beginning                                               5,732,207              3,328,948
                                                                --------------------   --------------------
Units outstanding, ending                                                    678,493              5,732,207
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         19,494,239
Cost of units redeemed/account charges                                                          (19,267,083)
Net investment income (loss)                                                                         77,592
Net realized gain (loss)                                                                            317,870
Realized gain distributions                                                                         477,985
Net change in unrealized appreciation (depreciation)                                               (138,717)
                                                                                       --------------------
Net assets                                                                             $            961,886
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               678   $           962              1.25%             -1.3%
12/31/2014                        1.44             5,732             8,237              1.25%              8.0%
12/31/2013                        1.33             3,329             4,429              1.25%             23.1%
12/31/2012                        1.08               118               127              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%             -1.1%
12/31/2014                        1.45                 0                 0              1.00%              8.3%
12/31/2013                        1.34                 0                 0              1.00%             23.4%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%             -0.8%
12/31/2014                        1.46                 0                 0              0.75%              8.5%
12/31/2013                        1.34                 0                 0              0.75%             23.7%
12/31/2012                        1.08                 0                 0              0.75%              8.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -0.6%
12/31/2014                        1.47                 0                 0              0.50%              8.8%
12/31/2013                        1.35                 0                 0              0.50%             24.0%
12/31/2012                        1.09                 0                 0              0.50%              8.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -0.3%
12/31/2014                        1.47                 0                 0              0.25%              9.1%
12/31/2013                        1.35                 0                 0              0.25%             24.4%
12/31/2012                        1.09                 0                 0              0.25%              8.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%             -0.1%
12/31/2014                        1.48                 0                 0              0.00%              9.3%
12/31/2013                        1.36                 0                 0              0.00%             24.7%
12/31/2012                        1.09                 0                 0              0.00%              8.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               2.1%
                2013               0.7%
                2012               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   BLACKROCK SMALL CAP GROWTH EQUITY PORTFOLIO INSTITUTIONAL CLASS - 091928101

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       117,565   $       145,229             7,002
                                                                         ===============   ===============
Receivables: investments sold                                       70
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       117,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       117,635            50,272   $          2.34
Band 100                                                             0                 0              2.38
Band 75                                                              0                 0              2.42
Band 50                                                              0                 0              2.46
Band 25                                                              0                 0              2.50
Band 0                                                               0                 0              2.54
                                                       ---------------   ---------------
 Total                                                 $       117,635            50,272
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,580)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,580)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,995)
Realized gain distributions                                                                          6,735
Net change in unrealized appreciation (depreciation)                                                (5,135)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,395)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,975)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,580)  $             (3,737)
Net realized gain (loss)                                                      (6,995)              (104,598)
Realized gain distributions                                                    6,735                 30,033
Net change in unrealized appreciation (depreciation)                          (5,135)                48,473
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,975)               (29,829)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,223                 43,877
Cost of units redeemed                                                       (32,740)              (995,001)
Account charges                                                                   (2)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,519)              (951,127)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,494)              (980,956)
Net assets, beginning                                                        143,129              1,124,085
                                                                --------------------   --------------------
Net assets, ending                                              $            117,635   $            143,129
                                                                ====================   ====================

Units sold                                                                     5,641                 17,867
Units redeemed                                                               (13,601)              (420,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,960)              (402,967)
Units outstanding, beginning                                                  58,232                461,199
                                                                --------------------   --------------------
Units outstanding, ending                                                     50,272                 58,232
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,310,255
Cost of units redeemed/account charges                                                           (3,880,650)
Net investment income (loss)                                                                        (46,434)
Net realized gain (loss)                                                                            196,239
Realized gain distributions                                                                         565,889
Net change in unrealized appreciation (depreciation)                                                (27,664)
                                                                                       --------------------
Net assets                                                                             $            117,635
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                50   $           118              1.25%             -4.8%
12/31/2014                        2.46                58               143              1.25%              0.8%
12/31/2013                        2.44               461             1,124              1.25%             43.5%
12/31/2012                        1.70               796             1,352              1.25%              9.7%
12/31/2011                        1.55               746             1,156              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.38                 0   $             0              1.00%             -4.6%
12/31/2014                        2.49                 0                 0              1.00%              1.1%
12/31/2013                        2.47                 0                 0              1.00%             43.9%
12/31/2012                        1.71                 0                 0              1.00%             10.0%
12/31/2011                        1.56                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.75%             -4.3%
12/31/2014                        2.53                 0                 0              0.75%              1.4%
12/31/2013                        2.49                 0                 0              0.75%             44.2%
12/31/2012                        1.73                 0                 0              0.75%             10.2%
12/31/2011                        1.57                 0                 0              0.75%             -0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.46                 0   $             0              0.50%             -4.1%
12/31/2014                        2.56                 0                 0              0.50%              1.6%
12/31/2013                        2.52                 0                 0              0.50%             44.6%
12/31/2012                        1.75                 0                 0              0.50%             10.5%
12/31/2011                        1.58                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.25%             -3.8%
12/31/2014                        2.60                 0                 0              0.25%              1.9%
12/31/2013                        2.55                 0                 0              0.25%             45.0%
12/31/2012                        1.76                 0                 0              0.25%             10.8%
12/31/2011                        1.59                 0                 0              0.25%              0.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.54                 0   $             0              0.00%             -3.6%
12/31/2014                        2.64                 0                 0              0.00%              2.1%
12/31/2013                        2.58                 0                 0              0.00%             45.3%
12/31/2012                        1.78                 0                 0              0.00%             11.1%
12/31/2011                        1.60                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              BLACKROCK GLOBAL ALLOCATION FUND R CLASS - 09251T400

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,028,042   $     4,545,260           236,105
                                                                         ===============   ===============
Receivables: investments sold                                    2,284
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,030,326
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,332,070         2,255,417   $          1.48
Band 100                                                       223,045           148,480              1.50
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.58
Band 0                                                         475,211           295,936              1.61
                                                       ---------------   ---------------
 Total                                                 $     4,030,326         2,699,833
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        27,346
Mortality & expense charges                                                                        (44,789)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,443)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            36,138
Realized gain distributions                                                                        327,204
Net change in unrealized appreciation (depreciation)                                              (448,385)
                                                                                           ---------------
Net gain (loss)                                                                                    (85,043)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (102,486)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,443)  $             38,519
Net realized gain (loss)                                                      36,138                 44,765
Realized gain distributions                                                  327,204                333,536
Net change in unrealized appreciation (depreciation)                        (448,385)              (400,153)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (102,486)                16,667
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,273,445              1,203,405
Cost of units redeemed                                                    (1,842,940)              (722,707)
Account charges                                                               (7,142)                (6,011)
                                                                --------------------   --------------------
Increase (decrease)                                                         (576,637)               474,687
                                                                --------------------   --------------------
Net increase (decrease)                                                     (679,123)               491,354
Net assets, beginning                                                      4,709,449              4,218,095
                                                                --------------------   --------------------
Net assets, ending                                              $          4,030,326   $          4,709,449
                                                                ====================   ====================

Units sold                                                                   832,488                953,662
Units redeemed                                                            (1,213,588)              (643,196)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (381,100)               310,466
Units outstanding, beginning                                               3,080,933              2,770,467
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,699,833              3,080,933
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          8,220,972
Cost of units redeemed/account charges                                                           (4,710,892)
Net investment income (loss)                                                                         29,672
Net realized gain (loss)                                                                            139,562
Realized gain distributions                                                                         868,230
Net change in unrealized appreciation (depreciation)                                               (517,218)
                                                                                       --------------------
Net assets                                                                             $          4,030,326
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48             2,255   $         3,332              1.25%             -2.6%
12/31/2014                        1.52             2,656             4,030              1.25%              0.3%
12/31/2013                        1.51             2,501             3,785              1.25%             12.6%
12/31/2012                        1.34             2,098             2,820              1.25%              8.3%
12/31/2011                        1.24             1,462             1,815              1.25%             -5.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50               148   $           223              1.00%             -2.4%
12/31/2014                        1.54               148               228              1.00%              0.5%
12/31/2013                        1.53                 0                 0              1.00%             12.9%
12/31/2012                        1.36                 0                 0              1.00%              8.5%
12/31/2011                        1.25                 0                 0              1.00%             -5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%             -2.2%
12/31/2014                        1.56                 0                 0              0.75%              0.8%
12/31/2013                        1.55                 0                 0              0.75%             13.2%
12/31/2012                        1.37                 0                 0              0.75%              8.8%
12/31/2011                        1.26                 0                 0              0.75%             -4.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%             -1.9%
12/31/2014                        1.58                 0                 0              0.50%              1.0%
12/31/2013                        1.57                 0                 0              0.50%             13.5%
12/31/2012                        1.38                 0                 0              0.50%              9.1%
12/31/2011                        1.27                 0                 0              0.50%             -4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%             -1.7%
12/31/2014                        1.61                 0                 0              0.25%              1.3%
12/31/2013                        1.59                 0                 0              0.25%             13.7%
12/31/2012                        1.39                 0                 0              0.25%              9.3%
12/31/2011                        1.28                 0                 0              0.25%             -4.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61               296   $           475              0.00%             -1.4%
12/31/2014                        1.63               277               451              0.00%              1.5%
12/31/2013                        1.60               270               433              0.00%             14.0%
12/31/2012                        1.41               251               354              0.00%              9.6%
12/31/2011                        1.28               233               299              0.00%             -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               2.0%
                2013               1.0%
                2012               1.0%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 BLACKROCK TOTAL RETURN FUND A CLASS - 09252M107

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       831,860   $       846,136            73,052
                                                                         ===============   ===============
Receivables: investments sold                                    8,973
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       840,833
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       840,833           865,032   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $       840,833           865,032
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,722
Mortality & expense charges                                                                         (1,696)
                                                                                           ---------------
Net investment income (loss)                                                                         2,026
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (161)
Realized gain distributions                                                                          3,452
Net change in unrealized appreciation (depreciation)                                               (14,276)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,985)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (8,959)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,026   $                  0
Net realized gain (loss)                                                        (161)                     0
Realized gain distributions                                                    3,452                      0
Net change in unrealized appreciation (depreciation)                         (14,276)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (8,959)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     875,152                      0
Cost of units redeemed                                                       (24,726)                     0
Account charges                                                                 (634)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          849,792                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      840,833                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            840,833   $                  0
                                                                ====================   ====================

Units sold                                                                   890,997                      0
Units redeemed                                                               (25,965)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      865,032                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    865,032                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            875,152
Cost of units redeemed/account charges                                                              (25,360)
Net investment income (loss)                                                                          2,026
Net realized gain (loss)                                                                               (161)
Realized gain distributions                                                                           3,452
Net change in unrealized appreciation (depreciation)                                                (14,276)
                                                                                       --------------------
Net assets                                                                             $            840,833
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97               865   $           841              1.25%             -2.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           BLACKROCK TOTAL RETURN FUND R CLASS - 09252M800 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   BLACKROCK HEALTH SCIENCES OPPORT. PORT. INST. CLASS - 091937540 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.03
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.25%              3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%              3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%              3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORT. R CLASS - 091936815 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.03
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.25%              3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%              3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%              3.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%              3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    BLACKROCK HIGH YIELD BOND PORTFOLIO SERVICE CLASS - 091929646 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       BLACKROCK HIGH YIELD BOND PORTFOLIO R CLASS - 09256H500 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   BMO MID-CAP GROWTH FUND Y CLASS - 09658L729

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,401,779   $     1,755,720            88,683
                                                                         ===============   ===============
Receivables: investments sold                                    7,399
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,409,178
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,357,470         1,000,275   $          1.36
Band 100                                                        51,708            37,336              1.38
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.50
                                                       ---------------   ---------------
 Total                                                 $     1,409,178         1,037,611
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (19,847)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,847)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,411
Realized gain distributions                                                                        213,957
Net change in unrealized appreciation (depreciation)                                              (359,786)
                                                                                           ---------------
Net gain (loss)                                                                                   (133,418)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (153,265)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,847)  $            (20,576)
Net realized gain (loss)                                                      12,411                 58,136
Realized gain distributions                                                  213,957                223,390
Net change in unrealized appreciation (depreciation)                        (359,786)              (198,846)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (153,265)                62,104
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     213,029                336,834
Cost of units redeemed                                                      (302,924)              (565,797)
Account charges                                                                 (262)                  (136)
                                                                --------------------   --------------------
Increase (decrease)                                                          (90,157)              (229,099)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (243,422)              (166,995)
Net assets, beginning                                                      1,652,600              1,819,595
                                                                --------------------   --------------------
Net assets, ending                                              $          1,409,178   $          1,652,600
                                                                ====================   ====================

Units sold                                                                   150,401                258,587
Units redeemed                                                              (208,192)              (417,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (57,791)              (158,645)
Units outstanding, beginning                                               1,095,402              1,254,047
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,037,611              1,095,402
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,360,187
Cost of units redeemed/account charges                                                           (2,417,999)
Net investment income (loss)                                                                        (98,846)
Net realized gain (loss)                                                                            179,140
Realized gain distributions                                                                         740,637
Net change in unrealized appreciation (depreciation)                                               (353,941)
                                                                                       --------------------
Net assets                                                                             $          1,409,178
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36             1,000   $         1,357              1.25%            -10.0%
12/31/2014                        1.51             1,062             1,601              1.25%              3.9%
12/31/2013                        1.45             1,254             1,820              1.25%             27.2%
12/31/2012                        1.14             1,330             1,517              1.25%             15.5%
12/31/2011                        0.99             1,552             1,532              1.25%             -4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                37   $            52              1.00%             -9.8%
12/31/2014                        1.53                34                51              1.00%              4.2%
12/31/2013                        1.47                 0                 0              1.00%             27.5%
12/31/2012                        1.16                 0                 0              1.00%             15.8%
12/31/2011                        1.00                 0                 0              1.00%             -4.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -9.5%
12/31/2014                        1.56                 0                 0              0.75%              4.4%
12/31/2013                        1.50                 0                 0              0.75%             27.9%
12/31/2012                        1.17                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -3.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -9.3%
12/31/2014                        1.59                 0                 0              0.50%              4.7%
12/31/2013                        1.52                 0                 0              0.50%             28.2%
12/31/2012                        1.19                 0                 0              0.50%             16.4%
12/31/2011                        1.02                 0                 0              0.50%             -3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -9.1%
12/31/2014                        1.62                 0                 0              0.25%              5.0%
12/31/2013                        1.54                 0                 0              0.25%             28.5%
12/31/2012                        1.20                 0                 0              0.25%             16.7%
12/31/2011                        1.03                 0                 0              0.25%             -3.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.00%             -8.9%
12/31/2014                        1.65                 0                 0              0.00%              5.2%
12/31/2013                        1.57                 0                 0              0.00%             28.8%
12/31/2012                        1.22                 0                 0              0.00%             17.0%
12/31/2011                        1.04                 0                 0              0.00%             -3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   BMO MID-CAP VALUE FUND Y CLASS - 09658L695

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       633,613   $       753,346            47,415
                                                                         ===============   ===============
Receivables: investments sold                                    1,274
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       634,887
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       487,906           320,258   $          1.52
Band 100                                                       146,981            94,533              1.55
Band 75                                                              0                 0              1.59
Band 50                                                              0                 0              1.62
Band 25                                                              0                 0              1.65
Band 0                                                               0                 0              1.69
                                                       ---------------   ---------------
 Total                                                 $       634,887           414,791
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,541
Mortality & expense charges                                                                         (8,193)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,652)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,852)
Realized gain distributions                                                                         65,911
Net change in unrealized appreciation (depreciation)                                              (103,947)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,888)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (50,540)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,652)  $             (5,342)
Net realized gain (loss)                                                      (6,852)                11,806
Realized gain distributions                                                   65,911                 76,536
Net change in unrealized appreciation (depreciation)                        (103,947)               (22,565)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (50,540)                60,435
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     173,714                561,323
Cost of units redeemed                                                      (161,512)              (228,389)
Account charges                                                                  (53)                   (72)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,149                332,862
                                                                --------------------   --------------------
Net increase (decrease)                                                      (38,391)               393,297
Net assets, beginning                                                        673,278                279,981
                                                                --------------------   --------------------
Net assets, ending                                              $            634,887   $            673,278
                                                                ====================   ====================

Units sold                                                                   111,613                468,412
Units redeemed                                                              (104,852)              (248,270)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,761                220,142
Units outstanding, beginning                                                 408,030                187,888
                                                                --------------------   --------------------
Units outstanding, ending                                                    414,791                408,030
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            975,327
Cost of units redeemed/account charges                                                             (421,870)
Net investment income (loss)                                                                        (14,073)
Net realized gain (loss)                                                                             42,546
Realized gain distributions                                                                         172,690
Net change in unrealized appreciation (depreciation)                                               (119,733)
                                                                                       --------------------
Net assets                                                                             $            634,887
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52               320   $           488              1.25%             -7.2%
12/31/2014                        1.64               284               466              1.25%             10.1%
12/31/2013                        1.49               188               280              1.25%             36.8%
12/31/2012                        1.09               111               121              1.25%             17.6%
12/31/2011                        0.93                99                92              1.25%             -8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                95    $          147              1.00%             -6.9%
12/31/2014                        1.67               124               207              1.00%             10.4%
12/31/2013                        1.51                 0                 0              1.00%             37.1%
12/31/2012                        1.10                 0                 0              1.00%             17.9%
12/31/2011                        0.94                 0                 0              1.00%             -7.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.75%             -6.7%
12/31/2014                        1.70                 0                 0              0.75%             10.7%
12/31/2013                        1.54                 0                 0              0.75%             37.5%
12/31/2012                        1.12                 0                 0              0.75%             18.2%
12/31/2011                        0.95                 0                 0              0.75%             -7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.50%             -6.5%
12/31/2014                        1.73                 0                 0              0.50%             11.0%
12/31/2013                        1.56                 0                 0              0.50%             37.8%
12/31/2012                        1.13                 0                 0              0.50%             18.5%
12/31/2011                        0.96                 0                 0              0.50%             -7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.25%             -6.2%
12/31/2014                        1.76                 0                 0              0.25%             11.2%
12/31/2013                        1.58                 0                 0              0.25%             38.1%
12/31/2012                        1.15                 0                 0              0.25%             18.8%
12/31/2011                        0.97                 0                 0              0.25%             -7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.00%             -6.0%
12/31/2014                        1.79                 0                 0              0.00%             11.5%
12/31/2013                        1.61                 0                 0              0.00%             38.5%
12/31/2012                        1.16                 0                 0              0.00%             19.1%
12/31/2011                        0.98                 0                 0              0.00%             -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.2%
                2013               0.3%
                2012               0.7%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  BMO SMALL-CAP GROWTH FUND Y CLASS - 09658L612

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,544,467   $     8,299,521           427,289
                                                                         ===============   ===============
Receivables: investments sold                                   57,148
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,601,615
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,556,479         3,941,609   $          1.41
Band 100                                                       535,849           372,457              1.44
Band 75                                                              0                 0              1.47
Band 50                                                        207,839           138,706              1.50
Band 25                                                              0                 0              1.53
Band 0                                                         301,448           193,163              1.56
                                                       ---------------   ---------------
 Total                                                 $     6,601,615         4,645,935
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (116,264)
                                                                                           ---------------
Net investment income (loss)                                                                      (116,264)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (64,728)
Realized gain distributions                                                                        498,470
Net change in unrealized appreciation (depreciation)                                            (1,208,934)
                                                                                           ---------------
Net gain (loss)                                                                                   (775,192)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (891,456)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (116,264)  $           (137,557)
Net realized gain (loss)                                                     (64,728)               452,432
Realized gain distributions                                                  498,470              1,840,828
Net change in unrealized appreciation (depreciation)                      (1,208,934)            (2,337,761)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (891,456)              (182,058)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,675,742              3,331,738
Cost of units redeemed                                                    (5,980,201)            (5,340,881)
Account charges                                                               (2,427)                (1,729)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,306,886)            (2,010,872)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,198,342)            (2,192,930)
Net assets, beginning                                                     10,799,957             12,992,887
                                                                --------------------   --------------------
Net assets, ending                                              $          6,601,615   $         10,799,957
                                                                ====================   ====================

Units sold                                                                 1,677,285              2,490,266
Units redeemed                                                            (3,875,916)            (3,760,206)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,198,631)            (1,269,940)
Units outstanding, beginning                                               6,844,566              8,114,506
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,645,935              6,844,566
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         21,093,640
Cost of units redeemed/account charges                                                          (17,638,260)
Net investment income (loss)                                                                       (547,972)
Net realized gain (loss)                                                                            753,774
Realized gain distributions                                                                       4,695,487
Net change in unrealized appreciation (depreciation)                                             (1,755,054)
                                                                                       --------------------
Net assets                                                                             $          6,601,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41             3,942   $         5,556              1.25%            -10.2%
12/31/2014                        1.57             6,078             9,542              1.25%             -1.7%
12/31/2013                        1.60             7,769            12,404              1.25%             40.5%
12/31/2012                        1.14             6,217             7,066              1.25%             10.7%
12/31/2011                        1.03             6,155             6,322              1.25%             -5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44               372   $           536              1.00%            -10.0%
12/31/2014                        1.60               424               677              1.00%             -1.4%
12/31/2013                        1.62                 2                 4              1.00%             40.8%
12/31/2012                        1.15                 0                 0              1.00%             10.9%
12/31/2011                        1.04                 0                 0              1.00%             -4.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%             -9.8%
12/31/2014                        1.63                 0                 0              0.75%             -1.2%
12/31/2013                        1.65                 0                 0              0.75%             41.2%
12/31/2012                        1.17                 0                 0              0.75%             11.2%
12/31/2011                        1.05                 0                 0              0.75%             -4.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50               139   $           208              0.50%             -9.5%
12/31/2014                        1.66               142               235              0.50%             -0.9%
12/31/2013                        1.67               139               233              0.50%             41.5%
12/31/2012                        1.18               143               169              0.50%             11.5%
12/31/2011                        1.06               142               150              0.50%             -4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%             -9.3%
12/31/2014                        1.69                 0                 0              0.25%             -0.7%
12/31/2013                        1.70                 0                 0              0.25%             41.9%
12/31/2012                        1.20                 0                 0              0.25%             11.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56               193   $           301              0.00%             -9.1%
12/31/2014                        1.72               201               345              0.00%             -0.4%
12/31/2013                        1.72               204               352              0.00%             42.3%
12/31/2012                        1.21               179               217              0.00%             12.1%
12/31/2011                        1.08               129               139              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            BMO SMALL-CAP VALUE FUND A CLASS - 09658W709 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.92
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/17/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.25%             -7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%             -7.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%             -7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%             -7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%             -7.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%             -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            BMO MID-CAP GROWTH FUND R3 CLASS - 09658V420 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -3.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -3.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -3.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            BMO MID-CAP VALUE FUND R3 CLASS - 09658V446 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           BMO SMALL-CAP VALUE FUND R3 CLASS - 09658V396 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -3.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  CALVERT EQUITY PORTFOLIO A CLASS - 131618308

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,536,157   $     2,723,568            64,351
                                                                         ===============   ===============
Receivables: investments sold                                   39,826
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,575,983
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,204,269         1,069,458   $          2.06
Band 100                                                        66,231            31,165              2.13
Band 75                                                              0                 0              2.19
Band 50                                                         80,523            35,638              2.26
Band 25                                                              0                 0              2.33
Band 0                                                         224,960            92,101              2.44
                                                       ---------------   ---------------
 Total                                                 $     2,575,983         1,228,362
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,185
Mortality & expense charges                                                                        (37,124)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,939)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           392,007
Realized gain distributions                                                                        511,629
Net change in unrealized appreciation (depreciation)                                              (807,219)
                                                                                           ---------------
Net gain (loss)                                                                                     96,417
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        67,478
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,939)  $            (36,634)
Net realized gain (loss)                                                     392,007                151,763
Realized gain distributions                                                  511,629                328,381
Net change in unrealized appreciation (depreciation)                        (807,219)              (121,942)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             67,478                321,568
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     590,761                652,436
Cost of units redeemed                                                    (1,720,133)              (742,740)
Account charges                                                               (1,058)                  (991)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,130,430)               (91,295)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,062,952)               230,273
Net assets, beginning                                                      3,638,935              3,408,662
                                                                --------------------   --------------------
Net assets, ending                                              $          2,575,983   $          3,638,935
                                                                ====================   ====================

Units sold                                                                   291,047                354,482
Units redeemed                                                              (842,994)              (409,512)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (551,947)               (55,030)
Units outstanding, beginning                                               1,780,309              1,835,339
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,228,362              1,780,309
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,511,842
Cost of units redeemed/account charges                                                           (6,465,672)
Net investment income (loss)                                                                       (176,783)
Net realized gain (loss)                                                                            758,012
Realized gain distributions                                                                       1,135,995
Net change in unrealized appreciation (depreciation)                                               (187,411)
                                                                                       --------------------
Net assets                                                                             $          2,575,983
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06             1,069   $         2,204              1.25%              2.4%
12/31/2014                        2.01             1,576             3,172              1.25%              9.7%
12/31/2013                        1.84             1,695             3,111              1.25%             28.8%
12/31/2012                        1.43             1,665             2,372              1.25%             14.1%
12/31/2011                        1.25             1,160             1,449              1.25%             -3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.13                31   $            66              1.00%              2.6%
12/31/2014                        2.07                30                63              1.00%              9.9%
12/31/2013                        1.88                 0                 0              1.00%             29.1%
12/31/2012                        1.46                 0                 0              1.00%             14.4%
12/31/2011                        1.28                 0                 0              1.00%             -3.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.19                 0   $             0              0.75%              2.9%
12/31/2014                        2.13                 0                 0              0.75%             10.2%
12/31/2013                        1.93                 0                 0              0.75%             29.4%
12/31/2012                        1.49                 0                 0              0.75%             14.7%
12/31/2011                        1.30                 0                 0              0.75%             -3.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.26                36   $            81              0.50%              3.2%
12/31/2014                        2.19                38                83              0.50%             10.5%
12/31/2013                        1.98                 3                 5              0.50%             29.8%
12/31/2012                        1.53                 2                 4              0.50%             14.9%
12/31/2011                        1.33                 2                 3              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              0.25%              3.4%
12/31/2014                        2.25                 0                 0              0.25%             10.8%
12/31/2013                        2.03                 0                 0              0.25%             30.1%
12/31/2012                        1.56                 0                 0              0.25%             15.2%
12/31/2011                        1.36                 0                 0              0.25%             -2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                92   $           225              0.00%              3.7%
12/31/2014                        2.36               136               322              0.00%             11.0%
12/31/2013                        2.12               137               292              0.00%             30.4%
12/31/2012                        1.63               227               369              0.00%             15.5%
12/31/2011                        1.41                 0                 0              0.00%             -2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.0%
                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    CALVERT INCOME FUND A CLASS - 131582207

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       714,629   $       743,260            45,429
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,384)
                                                       ---------------
Net assets                                             $       713,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       713,245           482,272   $          1.48
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.57
Band 50                                                              0                 0              1.62
Band 25                                                              0                 0              1.67
Band 0                                                               0                 0              1.75
                                                       ---------------   ---------------
 Total                                                 $       713,245           482,272
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,464
Mortality & expense charges                                                                        (10,676)
                                                                                           ---------------
Net investment income (loss)                                                                        12,788
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,577)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (27,646)
                                                                                           ---------------
Net gain (loss)                                                                                    (33,223)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (20,435)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,788   $             16,402
Net realized gain (loss)                                                      (5,577)                   454
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (27,646)                18,528
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (20,435)                35,384
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     110,862                113,921
Cost of units redeemed                                                      (241,218)              (290,785)
Account charges                                                                 (217)                  (353)
                                                                --------------------   --------------------
Increase (decrease)                                                         (130,573)              (177,217)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (151,008)              (141,833)
Net assets, beginning                                                        864,253              1,006,086
                                                                --------------------   --------------------
Net assets, ending                                              $            713,245   $            864,253
                                                                ====================   ====================

Units sold                                                                    79,316                 75,579
Units redeemed                                                              (167,242)              (192,881)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (87,926)              (117,302)
Units outstanding, beginning                                                 570,198                687,500
                                                                --------------------   --------------------
Units outstanding, ending                                                    482,272                570,198
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         26,762,060
Cost of units redeemed/account charges                                                          (28,211,003)
Net investment income (loss)                                                                      2,075,217
Net realized gain (loss)                                                                           (270,677)
Realized gain distributions                                                                         386,279
Net change in unrealized appreciation (depreciation)                                                (28,631)
                                                                                       --------------------
Net assets                                                                             $            713,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48               482   $           713              1.25%             -2.4%
12/31/2014                        1.52               570               864              1.25%              3.6%
12/31/2013                        1.46               687             1,006              1.25%             -2.0%
12/31/2012                        1.49               772             1,153              1.25%              8.0%
12/31/2011                        1.38             7,341            10,145              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%             -2.2%
12/31/2014                        1.56                 0                 0              1.00%              3.8%
12/31/2013                        1.50                 0                 0              1.00%             -1.7%
12/31/2012                        1.53                 0                 0              1.00%              8.3%
12/31/2011                        1.41                 0                 0              1.00%              1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.75%             -1.9%
12/31/2014                        1.60                 0                 0              0.75%              4.1%
12/31/2013                        1.54                 0                 0              0.75%             -1.5%
12/31/2012                        1.56                 0                 0              0.75%              8.6%
12/31/2011                        1.44                 0                 0              0.75%              1.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.50%             -1.7%
12/31/2014                        1.65                 0                 0              0.50%              4.4%
12/31/2013                        1.58                 0                 0              0.50%             -1.2%
12/31/2012                        1.60                 0                 0              0.50%              8.8%
12/31/2011                        1.47                 0                 0              0.50%              2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.25%             -1.4%
12/31/2014                        1.70                 0                 0              0.25%              4.6%
12/31/2013                        1.62                 0                 0              0.25%             -1.0%
12/31/2012                        1.64                 0                 0              0.25%              9.1%
12/31/2011                        1.50                 0                 0              0.25%              2.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.00%             -1.2%
12/31/2014                        1.77                 0                 0              0.00%              4.9%
12/31/2013                        1.69                 0                 0              0.00%             -0.7%
12/31/2012                        1.70                 0                 0              0.00%              9.4%
12/31/2011                        1.56                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%
                2014               3.1%
                2013               2.8%
                2012               5.8%
                2011               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   CALVERT SMALL CAP FUND A CLASS - 13161P508

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       191,785   $       211,694             9,497
                                                                         ===============   ===============
Receivables: investments sold                                       67
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       191,852
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       191,852           114,292   $          1.68
Band 100                                                             0                 0              1.70
Band 75                                                              0                 0              1.72
Band 50                                                              0                 0              1.75
Band 25                                                              0                 0              1.77
Band 0                                                               0                 0              1.79
                                                       ---------------   ---------------
 Total                                                 $       191,852           114,292
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            69
Mortality & expense charges                                                                         (4,198)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,129)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            52,305
Realized gain distributions                                                                         15,873
Net change in unrealized appreciation (depreciation)                                               (64,527)
                                                                                           ---------------
Net gain (loss)                                                                                      3,651
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (478)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,129)  $             (3,344)
Net realized gain (loss)                                                      52,305                  2,200
Realized gain distributions                                                   15,873                 39,583
Net change in unrealized appreciation (depreciation)                         (64,527)               (21,427)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (478)                17,012
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      25,414                 90,028
Cost of units redeemed                                                      (190,943)                (7,394)
Account charges                                                                 (116)                   (55)
                                                                --------------------   --------------------
Increase (decrease)                                                         (165,645)                82,579
                                                                --------------------   --------------------
Net increase (decrease)                                                     (166,123)                99,591
Net assets, beginning                                                        357,975                258,384
                                                                --------------------   --------------------
Net assets, ending                                              $            191,852   $            357,975
                                                                ====================   ====================

Units sold                                                                    14,582                 53,979
Units redeemed                                                              (108,605)                (4,595)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (94,023)                49,384
Units outstanding, beginning                                                 208,315                158,931
                                                                --------------------   --------------------
Units outstanding, ending                                                    114,292                208,315
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            328,230
Cost of units redeemed/account charges                                                             (253,765)
Net investment income (loss)                                                                        (12,437)
Net realized gain (loss)                                                                             62,375
Realized gain distributions                                                                          87,358
Net change in unrealized appreciation (depreciation)                                                (19,909)
                                                                                       --------------------
Net assets                                                                             $            191,852
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/14/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68               114   $           192              1.25%             -2.3%
12/31/2014                        1.72               208               358              1.25%              5.7%
12/31/2013                        1.63               159               258              1.25%             39.1%
12/31/2012                        1.17               161               189              1.25%             13.9%
12/31/2011                        1.03               162               167              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              1.00%             -2.1%
12/31/2014                        1.74                 0                 0              1.00%              6.0%
12/31/2013                        1.64                 0                 0              1.00%             39.5%
12/31/2012                        1.18                 0                 0              1.00%             14.1%
12/31/2011                        1.03                 0                 0              1.00%             -6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.75%             -1.8%
12/31/2014                        1.76                 0                 0              0.75%              6.2%
12/31/2013                        1.65                 0                 0              0.75%             39.8%
12/31/2012                        1.18                 0                 0              0.75%             14.4%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.50%             -1.6%
12/31/2014                        1.77                 0                 0              0.50%              6.5%
12/31/2013                        1.67                 0                 0              0.50%             40.1%
12/31/2012                        1.19                 0                 0              0.50%             14.7%
12/31/2011                        1.04                 0                 0              0.50%             -5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.25%             -1.3%
12/31/2014                        1.79                 0                 0              0.25%              6.8%
12/31/2013                        1.68                 0                 0              0.25%             40.5%
12/31/2012                        1.19                 0                 0              0.25%             15.0%
12/31/2011                        1.04                 0                 0              0.25%             -5.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.00%             -1.1%
12/31/2014                        1.81                 0                 0              0.00%              7.0%
12/31/2013                        1.69                 0                 0              0.00%             40.8%
12/31/2012                        1.20                 0                 0              0.00%             15.3%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               1.4%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              CALVERT VP SRI MID CAP GROWTH PORTFOLIO - 131647307

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,599,430   $    10,742,083           311,548
                                                                         ===============   ===============
Receivables: investments sold                                   64,819
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,664,249
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,353,596         2,432,245   $          3.85
Band 100                                                       310,653            78,341              3.97
Band 75                                                              0                 0              4.09
Band 50                                                              0                 0              4.22
Band 25                                                              0                 0              4.35
Band 0                                                               0                 0              4.98
                                                       ---------------   ---------------
 Total                                                 $     9,664,249         2,510,586
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (121,404)
                                                                                           ---------------
Net investment income (loss)                                                                      (121,404)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            86,215
Realized gain distributions                                                                        324,228
Net change in unrealized appreciation (depreciation)                                              (781,789)
                                                                                           ---------------
Net gain (loss)                                                                                   (371,346)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (492,750)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (121,404)  $           (117,098)
Net realized gain (loss)                                                      86,215                453,019
Realized gain distributions                                                  324,228              1,681,309
Net change in unrealized appreciation (depreciation)                        (781,789)            (1,433,507)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (492,750)               583,723
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,451,758              3,108,071
Cost of units redeemed                                                    (2,199,139)            (4,832,243)
Account charges                                                               (3,608)                (3,463)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,249,011             (1,727,635)
                                                                --------------------   --------------------
Net increase (decrease)                                                      756,261             (1,143,912)
Net assets, beginning                                                      8,907,988             10,051,900
                                                                --------------------   --------------------
Net assets, ending                                              $          9,664,249   $          8,907,988
                                                                ====================   ====================

Units sold                                                                   858,085                886,571
Units redeemed                                                              (558,667)            (1,340,584)
                                                                --------------------   --------------------
Net increase (decrease)                                                      299,418               (454,013)
Units outstanding, beginning                                               2,211,168              2,665,181
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,510,586              2,211,168
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        169,218,016
Cost of units redeemed/account charges                                                         (163,902,706)
Net investment income (loss)                                                                        911,767
Net realized gain (loss)                                                                            384,710
Realized gain distributions                                                                       4,195,115
Net change in unrealized appreciation (depreciation)                                             (1,142,653)
                                                                                       --------------------
Net assets                                                                             $          9,664,249
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.85             2,432   $         9,354              1.25%             -4.5%
12/31/2014                        4.03             2,160             8,698              1.25%              6.7%
12/31/2013                        3.77             2,665            10,052              1.25%             28.3%
12/31/2012                        2.94             2,171             6,381              1.25%             15.3%
12/31/2011                        2.55             2,494             6,359              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.97                78   $           311              1.00%             -4.2%
12/31/2014                        4.14                51               210              1.00%              7.0%
12/31/2013                        3.87                 0                 0              1.00%             28.6%
12/31/2012                        3.01                 0                 0              1.00%             15.6%
12/31/2011                        2.60                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.09                 0   $             0              0.75%             -4.0%
12/31/2014                        4.26                 0                 0              0.75%              7.3%
12/31/2013                        3.97                 0                 0              0.75%             28.9%
12/31/2012                        3.08                 0                 0              0.75%             15.9%
12/31/2011                        2.66                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.22                 0   $             0              0.50%             -3.8%
12/31/2014                        4.38                 0                 0              0.50%              7.6%
12/31/2013                        4.07                 0                 0              0.50%             29.3%
12/31/2012                        3.15                 0                 0              0.50%             16.2%
12/31/2011                        2.71                 0                 0              0.50%              1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.35                 0   $             0              0.25%             -3.5%
12/31/2014                        4.51                 0                 0              0.25%              7.8%
12/31/2013                        4.18                 0                 0              0.25%             29.6%
12/31/2012                        3.22                 0                 0              0.25%             16.5%
12/31/2011                        2.77                 0                 0              0.25%              2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.98                 0   $             0              0.00%             -3.3%
12/31/2014                        5.15                 0                 0              0.00%              8.1%
12/31/2013                        4.77                 0                 0              0.00%             29.9%
12/31/2012                        3.67                 0                 0              0.00%             16.8%
12/31/2011                        3.14                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               CLEARBRIDGE APPRECIATION FUND R CLASS - 52468E501

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,738   $        38,261             2,002
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (80)
                                                       ---------------
Net assets                                             $        39,658
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        39,658            27,363   $          1.45
Band 100                                                             0                 0              1.46
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.48
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $        39,658            27,363
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           225
Mortality & expense charges                                                                           (169)
                                                                                           ---------------
Net investment income (loss)                                                                            56
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               268
Realized gain distributions                                                                          1,430
Net change in unrealized appreciation (depreciation)                                                 1,425
                                                                                           ---------------
Net gain (loss)                                                                                      3,123
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         3,179
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 56   $             (2,649)
Net realized gain (loss)                                                         268                 35,931
Realized gain distributions                                                    1,430                  2,120
Net change in unrealized appreciation (depreciation)                           1,425                (16,391)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              3,179                 19,011
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      37,074                 61,571
Cost of units redeemed                                                        (7,162)              (351,067)
Account charges                                                                   (1)                  (240)
                                                                --------------------   --------------------
Increase (decrease)                                                           29,911               (289,736)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,090               (270,725)
Net assets, beginning                                                          6,568                277,293
                                                                --------------------   --------------------
Net assets, ending                                              $             39,658   $              6,568
                                                                ====================   ====================

Units sold                                                                    27,649                 48,034
Units redeemed                                                                (4,810)              (251,787)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,839               (203,753)
Units outstanding, beginning                                                   4,524                208,277
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,363                  4,524
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            384,065
Cost of units redeemed/account charges                                                             (398,008)
Net investment income (loss)                                                                         (2,485)
Net realized gain (loss)                                                                             40,483
Realized gain distributions                                                                          14,126
Net change in unrealized appreciation (depreciation)                                                  1,477
                                                                                       --------------------
Net assets                                                                             $             39,658
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                27   $            40              1.25%             -0.2%
12/31/2014                        1.45                 5                 7              1.25%              9.1%
12/31/2013                        1.33               208               277              1.25%             27.3%
12/31/2012                        1.05                 0                 0              1.25%              4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              1.00%              0.1%
12/31/2014                        1.46                 0                 0              1.00%              9.3%
12/31/2013                        1.34                 0                 0              1.00%             27.6%
12/31/2012                        1.05                 0                 0              1.00%              4.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%              0.3%
12/31/2014                        1.47                 0                 0              0.75%              9.6%
12/31/2013                        1.34                 0                 0              0.75%             27.9%
12/31/2012                        1.05                 0                 0              0.75%              4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.50%              0.6%
12/31/2014                        1.48                 0                 0              0.50%              9.9%
12/31/2013                        1.34                 0                 0              0.50%             28.3%
12/31/2012                        1.05                 0                 0              0.50%              4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%              0.8%
12/31/2014                        1.48                 0                 0              0.25%             10.1%
12/31/2013                        1.35                 0                 0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              4.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%              1.1%
12/31/2014                        1.49                 0                 0              0.00%             10.4%
12/31/2013                        1.35                 0                 0              0.00%             28.9%
12/31/2012                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.0%
                2013               1.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               CLEARBRIDGE APPRECIATION FUND FI CLASS - 52468E600

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       515,134   $       509,122            25,173
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (12,668)
                                                       ---------------
Net assets                                             $       502,466
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       502,466           343,412   $          1.46
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.49
Band 50                                                              0                 0              1.50
Band 25                                                              0                 0              1.51
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $       502,466           343,412
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,584
Mortality & expense charges                                                                         (2,925)
                                                                                           ---------------
Net investment income (loss)                                                                          (341)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,449
Realized gain distributions                                                                         18,387
Net change in unrealized appreciation (depreciation)                                                (9,882)
                                                                                           ---------------
Net gain (loss)                                                                                     12,954
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        12,613
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (341)  $               (684)
Net realized gain (loss)                                                       4,449                  6,020
Realized gain distributions                                                   18,387                  5,344
Net change in unrealized appreciation (depreciation)                          (9,882)                 2,096
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             12,613                 12,776
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     371,403                 55,079
Cost of units redeemed                                                       (39,186)               (51,364)
Account charges                                                                  (63)                   (38)
                                                                --------------------   --------------------
Increase (decrease)                                                          332,154                  3,677
                                                                --------------------   --------------------
Net increase (decrease)                                                      344,767                 16,453
Net assets, beginning                                                        157,699                141,246
                                                                --------------------   --------------------
Net assets, ending                                              $            502,466   $            157,699
                                                                ====================   ====================

Units sold                                                                   263,085                 40,848
Units redeemed                                                               (27,664)               (38,594)
                                                                --------------------   --------------------
Net increase (decrease)                                                      235,421                  2,254
Units outstanding, beginning                                                 107,991                105,737
                                                                --------------------   --------------------
Units outstanding, ending                                                    343,412                107,991
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            594,443
Cost of units redeemed/account charges                                                             (141,110)
Net investment income (loss)                                                                         (1,247)
Net realized gain (loss)                                                                             15,489
Realized gain distributions                                                                          28,879
Net change in unrealized appreciation (depreciation)                                                  6,012
                                                                                       --------------------
Net assets                                                                             $            502,466
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46               343   $           502              1.25%              0.2%
12/31/2014                        1.46               108               158              1.25%              9.3%
12/31/2013                        1.34               106               141              1.25%             27.6%
12/31/2012                        1.05                 0                 0              1.25%              4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%              0.4%
12/31/2014                        1.47                 0                 0              1.00%              9.6%
12/31/2013                        1.34                 0                 0              1.00%             27.9%
12/31/2012                        1.05                 0                 0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%              0.7%
12/31/2014                        1.48                 0                 0              0.75%              9.9%
12/31/2013                        1.34                 0                 0              0.75%             28.2%
12/31/2012                        1.05                 0                 0              0.75%              4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.50%              1.0%
12/31/2014                        1.48                 0                 0              0.50%             10.1%
12/31/2013                        1.35                 0                 0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%              1.2%
12/31/2014                        1.49                 0                 0              0.25%             10.4%
12/31/2013                        1.35                 0                 0              0.25%             28.9%
12/31/2012                        1.05                 0                 0              0.25%              4.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%              1.5%
12/31/2014                        1.50                 0                 0              0.00%             10.7%
12/31/2013                        1.35                 0                 0              0.00%             29.2%
12/31/2012                        1.05                 0                 0              0.00%              4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.6%
                2013               1.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND FI CLASS - 524686326

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,543,973   $     1,606,241           161,499
                                                                         ===============   ===============
Receivables: investments sold                                   24,190
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,568,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,568,163         1,717,485   $          0.91
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $     1,568,163         1,717,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,246
Mortality & expense charges                                                                        (10,296)
                                                                                           ---------------
Net investment income (loss)                                                                         2,950
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (28,383)
Realized gain distributions                                                                          1,780
Net change in unrealized appreciation (depreciation)                                               (46,043)
                                                                                           ---------------
Net gain (loss)                                                                                    (72,646)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (69,696)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,950   $              8,531
Net realized gain (loss)                                                     (28,383)                   130
Realized gain distributions                                                    1,780                    906
Net change in unrealized appreciation (depreciation)                         (46,043)               (15,962)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (69,696)                (6,395)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,478,851                429,113
Cost of units redeemed                                                      (243,738)               (28,868)
Account charges                                                               (1,041)                  (334)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,234,072                399,911
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,164,376                393,516
Net assets, beginning                                                        403,787                 10,271
                                                                --------------------   --------------------
Net assets, ending                                              $          1,568,163   $            403,787
                                                                ====================   ====================

Units sold                                                                 1,576,635                415,878
Units redeemed                                                              (256,861)               (28,742)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,319,774                387,136
Units outstanding, beginning                                                 397,711                 10,575
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,717,485                397,711
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,935,419
Cost of units redeemed/account charges                                                             (289,906)
Net investment income (loss)                                                                         11,541
Net realized gain (loss)                                                                            (29,464)
Realized gain distributions                                                                           2,841
Net change in unrealized appreciation (depreciation)                                                (62,268)
                                                                                       --------------------
Net assets                                                                             $          1,568,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91             1,717   $         1,568              1.25%            -10.1%
12/31/2014                        1.02               398               404              1.25%              4.5%
12/31/2013                        0.97                11                10              1.25%             -5.4%
12/31/2012                        1.03                 0                 0              1.25%              2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -9.8%
12/31/2014                        1.02                 0                 0              1.00%              4.8%
12/31/2013                        0.97                 0                 0              1.00%             -5.2%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%             -9.6%
12/31/2014                        1.03                 0                 0              0.75%              5.1%
12/31/2013                        0.98                 0                 0              0.75%             -5.0%
12/31/2012                        1.03                 0                 0              0.75%              2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%             -9.4%
12/31/2014                        1.03                 0                 0              0.50%              5.3%
12/31/2013                        0.98                 0                 0              0.50%             -4.7%
12/31/2012                        1.03                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -9.2%
12/31/2014                        1.04                 0                 0              0.25%              5.6%
12/31/2013                        0.98                 0                 0              0.25%             -4.5%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%             -8.9%
12/31/2014                        1.04                 0                 0              0.00%              5.8%
12/31/2013                        0.99                 0                 0              0.00%             -4.2%
12/31/2012                        1.03                 0                 0              0.00%              2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               4.8%
                2013               2.1%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        LEGG MASON BW GLOBAL OPPORTUNITIES BOND FUND R CLASS - 524686367

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       195,550   $       212,005            20,200
                                                                         ===============   ===============
Receivables: investments sold                                    2,416
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       197,966
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       169,937           187,696   $          0.91
Band 100                                                             0                 0              0.91
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                          28,029            29,771              0.94
                                                       ---------------   ---------------
 Total                                                 $       197,966           217,467
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,361
Mortality & expense charges                                                                         (1,631)
                                                                                           ---------------
Net investment income (loss)                                                                           730
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,994)
Realized gain distributions                                                                            479
Net change in unrealized appreciation (depreciation)                                               (16,098)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,613)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,883)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                730   $              3,155
Net realized gain (loss)                                                      (1,994)                   382
Realized gain distributions                                                      479                    279
Net change in unrealized appreciation (depreciation)                         (16,098)                   250
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,883)                 4,066
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     129,299                 68,007
Cost of units redeemed                                                       (33,380)               (39,348)
Account charges                                                                 (270)                  (309)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,649                 28,350
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,766                 32,416
Net assets, beginning                                                        119,200                 86,784
                                                                --------------------   --------------------
Net assets, ending                                              $            197,966   $            119,200
                                                                ====================   ====================

Units sold                                                                   134,713                 68,620
Units redeemed                                                               (35,377)               (40,132)
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,336                 28,488
Units outstanding, beginning                                                 118,131                 89,643
                                                                --------------------   --------------------
Units outstanding, ending                                                    217,467                118,131
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            302,859
Cost of units redeemed/account charges                                                              (92,141)
Net investment income (loss)                                                                          4,116
Net realized gain (loss)                                                                             (1,171)
Realized gain distributions                                                                             758
Net change in unrealized appreciation (depreciation)                                                (16,455)
                                                                                       --------------------
Net assets                                                                             $            197,966
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91               188   $           170              1.25%            -10.3%
12/31/2014                        1.01               118               119              1.25%              4.2%
12/31/2013                        0.97                90                87              1.25%             -5.7%
12/31/2012                        1.03                 0                 0              1.25%              2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              1.00%            -10.0%
12/31/2014                        1.01                 0                 0              1.00%              4.5%
12/31/2013                        0.97                 0                 0              1.00%             -5.4%
12/31/2012                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -9.8%
12/31/2014                        1.02                 0                 0              0.75%              4.8%
12/31/2013                        0.97                 0                 0              0.75%             -5.2%
12/31/2012                        1.03                 0                 0              0.75%              2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%             -9.6%
12/31/2014                        1.03                 0                 0              0.50%              5.0%
12/31/2013                        0.98                 0                 0              0.50%             -5.0%
12/31/2012                        1.03                 0                 0              0.50%              2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%             -9.4%
12/31/2014                        1.03                 0                 0              0.25%              5.3%
12/31/2013                        0.98                 0                 0              0.25%             -4.7%
12/31/2012                        1.03                 0                 0              0.25%              2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                30   $            28              0.00%             -9.1%
12/31/2014                        1.04                 0                 0              0.00%              5.5%
12/31/2013                        0.98                 0                 0              0.00%             -4.5%
12/31/2012                        1.03                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               4.4%
                2013               0.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND R CLASS - 957663446

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       155,800   $       159,204            13,681
                                                                         ===============   ===============
Receivables: investments sold                                      303
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       156,103
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       156,103           153,274   $          1.02
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.06
                                                       ---------------   ---------------
 Total                                                 $       156,103           153,274
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,410
Mortality & expense charges                                                                         (1,187)
                                                                                           ---------------
Net investment income (loss)                                                                         1,223
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,714)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (3,414)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,128)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,905)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,223   $                  6
Net realized gain (loss)                                                      (1,714)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (3,414)                    11
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,905)                    17
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     219,569                    320
Cost of units redeemed                                                       (60,072)                     0
Account charges                                                                  (28)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          159,469                    320
                                                                --------------------   --------------------
Net increase (decrease)                                                      155,564                    337
Net assets, beginning                                                            539                    202
                                                                --------------------   --------------------
Net assets, ending                                              $            156,103   $                539
                                                                ====================   ====================

Units sold                                                                   212,012                    318
Units redeemed                                                               (59,264)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      152,748                    318
Units outstanding, beginning                                                     526                    208
                                                                --------------------   --------------------
Units outstanding, ending                                                    153,274                    526
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            220,091
Cost of units redeemed/account charges                                                              (60,100)
Net investment income (loss)                                                                          1,230
Net realized gain (loss)                                                                             (1,714)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (3,404)
                                                                                       --------------------
Net assets                                                                             $            156,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02               153   $           156              1.25%             -0.6%
12/31/2014                        1.02                 1                 1              1.25%              5.6%
12/31/2013                        0.97                 0                 0              1.25%             -2.9%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%             -0.4%
12/31/2014                        1.03                 0                 0              1.00%              5.8%
12/31/2013                        0.97                 0                 0              1.00%             -2.7%
12/31/2012                        1.00                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%             -0.1%
12/31/2014                        1.04                 0                 0              0.75%              6.1%
12/31/2013                        0.98                 0                 0              0.75%             -2.4%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%              0.1%
12/31/2014                        1.04                 0                 0              0.50%              6.4%
12/31/2013                        0.98                 0                 0              0.50%             -2.2%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%              0.4%
12/31/2014                        1.05                 0                 0              0.25%              6.6%
12/31/2013                        0.98                 0                 0              0.25%             -1.9%
12/31/2012                        1.00                 0                 0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.00%              0.6%
12/31/2014                        1.05                 0                 0              0.00%              6.9%
12/31/2013                        0.98                 0                 0              0.00%             -1.7%
12/31/2012                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               2.7%
                2013               1.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             CLEARBRIDGE AGGRESSIVE GROWTH FUND R CLASS - 52468C505

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,152,892   $     1,271,226             6,298
                                                                         ===============   ===============
Receivables: investments sold                                    4,346
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,157,238
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       895,991           551,378   $          1.63
Band 100                                                             0                 0              1.64
Band 75                                                              0                 0              1.65
Band 50                                                              0                 0              1.66
Band 25                                                              0                 0              1.68
Band 0                                                         261,247           154,610              1.69
                                                       ---------------   ---------------
 Total                                                 $     1,157,238           705,988
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,039)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,039)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               383
Realized gain distributions                                                                         45,998
Net change in unrealized appreciation (depreciation)                                              (133,035)
                                                                                           ---------------
Net gain (loss)                                                                                    (86,654)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (93,693)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,039)  $             (2,345)
Net realized gain (loss)                                                         383                 46,087
Realized gain distributions                                                   45,998                  5,572
Net change in unrealized appreciation (depreciation)                        (133,035)                 8,148
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (93,693)                57,462
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,051,104                570,873
Cost of units redeemed                                                       (92,720)              (510,787)
Account charges                                                                 (149)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                          958,235                 60,076
                                                                --------------------   --------------------
Net increase (decrease)                                                      864,542                117,538
Net assets, beginning                                                        292,696                175,158
                                                                --------------------   --------------------
Net assets, ending                                              $          1,157,238   $            292,696
                                                                ====================   ====================

Units sold                                                                   596,981                356,472
Units redeemed                                                               (56,644)              (303,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                      540,337                 52,776
Units outstanding, beginning                                                 165,651                112,875
                                                                --------------------   --------------------
Units outstanding, ending                                                    705,988                165,651
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,789,233
Cost of units redeemed/account charges                                                             (603,688)
Net investment income (loss)                                                                         (9,384)
Net realized gain (loss)                                                                             46,470
Realized gain distributions                                                                          52,941
Net change in unrealized appreciation (depreciation)                                               (118,334)
                                                                                       --------------------
Net assets                                                                             $          1,157,238
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63               551   $           896              1.25%             -5.9%
12/31/2014                        1.73                21                36              1.25%             12.8%
12/31/2013                        1.53                 0                 0              1.25%             42.5%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              1.00%             -5.6%
12/31/2014                        1.74                 0                 0              1.00%             13.1%
12/31/2013                        1.53                 0                 0              1.00%             42.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.75%             -5.4%
12/31/2014                        1.74                 0                 0              0.75%             13.4%
12/31/2013                        1.54                 0                 0              0.75%             43.2%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.50%             -5.2%
12/31/2014                        1.75                 0                 0              0.50%             13.7%
12/31/2013                        1.54                 0                 0              0.50%             43.6%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%             -4.9%
12/31/2014                        1.76                 0                 0              0.25%             14.0%
12/31/2013                        1.55                 0                 0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              7.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69               155   $           261              0.00%             -4.7%
12/31/2014                        1.77               145               257              0.00%             14.2%
12/31/2013                        1.55               113               175              0.00%             44.3%
12/31/2012                        1.08                 0                 0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             WESTERN ASSET CORE PLUS BOND FUND FI CLASS - 957663602

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       802,063   $       819,017            70,561
                                                                         ===============   ===============
Receivables: investments sold                                    5,160
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       807,223
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       807,223           782,781   $          1.03
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.06
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $       807,223           782,781
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        19,213
Mortality & expense charges                                                                         (8,686)
                                                                                           ---------------
Net investment income (loss)                                                                        10,527
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (387)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (17,927)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,314)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,787)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,527   $                937
Net realized gain (loss)                                                        (387)                     2
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (17,927)                   973
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,787)                 1,912
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     739,590                212,480
Cost of units redeemed                                                      (133,122)                (4,540)
Account charges                                                               (1,096)                  (214)
                                                                --------------------   --------------------
Increase (decrease)                                                          605,372                207,726
                                                                --------------------   --------------------
Net increase (decrease)                                                      597,585                209,638
Net assets, beginning                                                        209,638                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            807,223   $            209,638
                                                                ====================   ====================

Units sold                                                                   712,415                207,481
Units redeemed                                                              (132,438)                (4,677)
                                                                --------------------   --------------------
Net increase (decrease)                                                      579,977                202,804
Units outstanding, beginning                                                 202,804                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    782,781                202,804
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            952,070
Cost of units redeemed/account charges                                                             (138,972)
Net investment income (loss)                                                                         11,464
Net realized gain (loss)                                                                               (385)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (16,954)
                                                                                       --------------------
Net assets                                                                             $            807,223
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03               783   $           807              1.25%             -0.2%
12/31/2014                        1.03               203               210              1.25%              6.0%
12/31/2013                        0.97                 0                 0              1.25%             -2.5%
12/31/2012                        1.00                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%              0.0%
12/31/2014                        1.04                 0                 0              1.00%              6.3%
12/31/2013                        0.98                 0                 0              1.00%             -2.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%              0.3%
12/31/2014                        1.04                 0                 0              0.75%              6.6%
12/31/2013                        0.98                 0                 0              0.75%             -2.1%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%              0.5%
12/31/2014                        1.05                 0                 0              0.50%              6.8%
12/31/2013                        0.98                 0                 0              0.50%             -1.8%
12/31/2012                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%              0.8%
12/31/2014                        1.06                 0                 0              0.25%              7.1%
12/31/2013                        0.99                 0                 0              0.25%             -1.6%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%              1.0%
12/31/2014                        1.06                 0                 0              0.00%              7.4%
12/31/2013                        0.99                 0                 0              0.00%             -1.3%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.8%
                2014               1.5%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            CLEARBRIDGE AGGRESSIVE GROWTH FUND FI CLASS - 52468C604

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,300,276   $     7,808,231            38,873
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (5,700)
                                                       ---------------
Net assets                                             $     7,294,576
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,294,576         4,455,089   $          1.64
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.66
Band 50                                                              0                 0              1.68
Band 25                                                              0                 0              1.69
Band 0                                                               0                 0              1.70
                                                       ---------------   ---------------
 Total                                                 $     7,294,576         4,455,089
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (87,574)
                                                                                           ---------------
Net investment income (loss)                                                                       (87,574)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           337,580
Realized gain distributions                                                                        280,771
Net change in unrealized appreciation (depreciation)                                              (914,172)
                                                                                           ---------------
Net gain (loss)                                                                                   (295,821)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (383,395)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (87,574)  $            (60,127)
Net realized gain (loss)                                                     337,580                176,111
Realized gain distributions                                                  280,771                118,371
Net change in unrealized appreciation (depreciation)                        (914,172)               293,805
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (383,395)               528,160
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,251,086              8,731,777
Cost of units redeemed                                                    (2,507,933)            (5,788,283)
Account charges                                                              (27,815)               (17,063)
                                                                --------------------   --------------------
Increase (decrease)                                                          715,338              2,926,431
                                                                --------------------   --------------------
Net increase (decrease)                                                      331,943              3,454,591
Net assets, beginning                                                      6,962,633              3,508,042
                                                                --------------------   --------------------
Net assets, ending                                              $          7,294,576   $          6,962,633
                                                                ====================   ====================

Units sold                                                                 2,028,146              5,363,618
Units redeemed                                                            (1,587,081)            (3,638,479)
                                                                --------------------   --------------------
Net increase (decrease)                                                      441,065              1,725,139
Units outstanding, beginning                                               4,014,024              2,288,885
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,455,089              4,014,024
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,770,757
Cost of units redeemed/account charges                                                          (11,742,031)
Net investment income (loss)                                                                       (150,303)
Net realized gain (loss)                                                                            513,704
Realized gain distributions                                                                         410,404
Net change in unrealized appreciation (depreciation)                                               (507,955)
                                                                                       --------------------
Net assets                                                                             $          7,294,576
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64             4,455   $         7,295              1.25%             -5.6%
12/31/2014                        1.73             4,014             6,963              1.25%             13.2%
12/31/2013                        1.53             2,289             3,508              1.25%             42.7%
12/31/2012                        1.07                 0                 0              1.25%              7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%             -5.4%
12/31/2014                        1.74                 0                 0              1.00%             13.5%
12/31/2013                        1.54                 0                 0              1.00%             43.1%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.75%             -5.1%
12/31/2014                        1.75                 0                 0              0.75%             13.7%
12/31/2013                        1.54                 0                 0              0.75%             43.4%
12/31/2012                        1.07                 0                 0              0.75%              7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.50%             -4.9%
12/31/2014                        1.76                 0                 0              0.50%             14.0%
12/31/2013                        1.55                 0                 0              0.50%             43.8%
12/31/2012                        1.07                 0                 0              0.50%              7.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%             -4.7%
12/31/2014                        1.77                 0                 0              0.25%             14.3%
12/31/2013                        1.55                 0                 0              0.25%             44.2%
12/31/2012                        1.08                 0                 0              0.25%              7.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.00%             -4.4%
12/31/2014                        1.78                 0                 0              0.00%             14.6%
12/31/2013                        1.55                 0                 0              0.00%             44.5%
12/31/2012                        1.08                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA SMALL CAP INDEX FUND A CLASS - 19765J822

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,024,779   $    16,161,196           742,255
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (98,026)
                                                       ---------------
Net assets                                             $    14,926,753
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,023,877         8,141,867   $          1.60
Band 100                                                             0                 0              1.63
Band 75                                                              0                 0              1.67
Band 50                                                              0                 0              1.70
Band 25                                                              0                 0              1.74
Band 0                                                       1,902,876         1,074,575              1.77
                                                       ---------------   ---------------
 Total                                                 $    14,926,753         9,216,442
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       150,010
Mortality & expense charges                                                                       (172,720)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,710)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           673,572
Realized gain distributions                                                                      1,342,034
Net change in unrealized appreciation (depreciation)                                            (2,645,548)
                                                                                           ---------------
Net gain (loss)                                                                                   (629,942)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (652,652)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,710)  $            (57,234)
Net realized gain (loss)                                                     673,572                888,327
Realized gain distributions                                                1,342,034              1,104,171
Net change in unrealized appreciation (depreciation)                      (2,645,548)            (1,343,298)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (652,652)               591,966
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,535,353              6,492,482
Cost of units redeemed                                                    (6,659,890)            (6,597,465)
Account charges                                                               (8,821)                (7,118)
                                                                --------------------   --------------------
Increase (decrease)                                                          866,642               (112,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                      213,990                479,865
Net assets, beginning                                                     14,712,763             14,232,898
                                                                --------------------   --------------------
Net assets, ending                                              $         14,926,753   $         14,712,763
                                                                ====================   ====================

Units sold                                                                 4,649,993              4,113,136
Units redeemed                                                            (4,193,581)            (4,196,025)
                                                                --------------------   --------------------
Net increase (decrease)                                                      456,412                (82,889)
Units outstanding, beginning                                               8,760,030              8,842,919
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,216,442              8,760,030
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         31,545,961
Cost of units redeemed/account charges                                                          (20,923,783)
Net investment income (loss)                                                                        (77,783)
Net realized gain (loss)                                                                          1,875,378
Realized gain distributions                                                                       3,643,397
Net change in unrealized appreciation (depreciation)                                             (1,136,417)
                                                                                       --------------------
Net assets                                                                             $         14,926,753
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60             8,142   $        13,024              1.25%             -3.7%
12/31/2014                        1.66             7,739            12,858              1.25%              3.9%
12/31/2013                        1.60             8,075            12,907              1.25%             38.9%
12/31/2012                        1.15             5,970             6,872              1.25%             14.5%
12/31/2011                        1.01             4,340             4,363              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              1.00%             -3.5%
12/31/2014                        1.69                 0                 0              1.00%              4.2%
12/31/2013                        1.62                 0                 0              1.00%             39.2%
12/31/2012                        1.17                 0                 0              1.00%             14.8%
12/31/2011                        1.02                 0                 0              1.00%             -0.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.75%             -3.2%
12/31/2014                        1.72                 0                 0              0.75%              4.5%
12/31/2013                        1.65                 0                 0              0.75%             39.6%
12/31/2012                        1.18                 0                 0              0.75%             15.1%
12/31/2011                        1.03                 0                 0              0.75%             -0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.50%             -3.0%
12/31/2014                        1.75                 0                 0              0.50%              4.7%
12/31/2013                        1.67                 0                 0              0.50%             39.9%
12/31/2012                        1.20                 0                 0              0.50%             15.4%
12/31/2011                        1.04                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.25%             -2.8%
12/31/2014                        1.78                 0                 0              0.25%              5.0%
12/31/2013                        1.70                 0                 0              0.25%             40.3%
12/31/2012                        1.21                 0                 0              0.25%             15.7%
12/31/2011                        1.05                 0                 0              0.25%              0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77             1,075   $         1,903              0.00%             -2.5%
12/31/2014                        1.82             1,021             1,855              0.00%              5.2%
12/31/2013                        1.73               768             1,326              0.00%             40.6%
12/31/2012                        1.23               682               837              0.00%             16.0%
12/31/2011                        1.06               348               368              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.8%
                2013               0.8%
                2012               1.7%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND R4 CLASS - 197199466

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           562   $           613                14
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           562
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           562               536   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $           562               536
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             6
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                             4
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (13)
Realized gain distributions                                                                             18
Net change in unrealized appreciation (depreciation)                                                   (43)
                                                                                           ---------------
Net gain (loss)                                                                                        (38)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (34)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  4   $                  0
Net realized gain (loss)                                                         (13)                     8
Realized gain distributions                                                       18                      2
Net change in unrealized appreciation (depreciation)                             (43)                   (16)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (34)                    (6)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         669                     94
Cost of units redeemed                                                          (147)                  (293)
Account charges                                                                   (2)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                              520                   (199)
                                                                --------------------   --------------------
Net increase (decrease)                                                          486                   (205)
Net assets, beginning                                                             76                    281
                                                                --------------------   --------------------
Net assets, ending                                              $                562   $                 76
                                                                ====================   ====================

Units sold                                                                       608                     81
Units redeemed                                                                  (143)                  (257)
                                                                --------------------   --------------------
Net increase (decrease)                                                          465                   (176)
Units outstanding, beginning                                                      71                    247
                                                                --------------------   --------------------
Units outstanding, ending                                                        536                     71
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              1,023
Cost of units redeemed/account charges                                                                 (442)
Net investment income (loss)                                                                              7
Net realized gain (loss)                                                                                 (5)
Realized gain distributions                                                                              30
Net change in unrealized appreciation (depreciation)                                                    (51)
                                                                                       --------------------
Net assets                                                                             $                562
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 1   $             1              1.25%             -2.6%
12/31/2014                        1.08                 0                 0              1.25%             -5.6%
12/31/2013                        1.14                 0                 0              1.25%             14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%             -2.4%
12/31/2014                        1.08                 0                 0              1.00%             -5.3%
12/31/2013                        1.14                 0                 0              1.00%             14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%             -2.1%
12/31/2014                        1.09                 0                 0              0.75%             -5.1%
12/31/2013                        1.14                 0                 0              0.75%             14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%             -1.9%
12/31/2014                        1.09                 0                 0              0.50%             -4.9%
12/31/2013                        1.15                 0                 0              0.50%             14.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%             -1.7%
12/31/2014                        1.10                 0                 0              0.25%             -4.6%
12/31/2013                        1.15                 0                 0              0.25%             14.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%             -1.4%
12/31/2014                        1.10                 0                 0              0.00%             -4.4%
12/31/2013                        1.15                 0                 0              0.00%             15.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               0.0%
                2013               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND Z CLASS - 197199813

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        43,526   $        50,255             1,113
                                                                         ===============   ===============
Receivables: investments sold                                       45
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        43,571
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,571            33,953   $          1.28
Band 100                                                             0                 0              1.29
Band 75                                                              0                 0              1.31
Band 50                                                              0                 0              1.32
Band 25                                                              0                 0              1.33
Band 0                                                               0                 0              1.34
                                                       ---------------   ---------------
 Total                                                 $        43,571            33,953
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           549
Mortality & expense charges                                                                           (577)
                                                                                           ---------------
Net investment income (loss)                                                                           (28)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (252)
Realized gain distributions                                                                          1,687
Net change in unrealized appreciation (depreciation)                                                (2,462)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,027)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,055)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (28)  $                (94)
Net realized gain (loss)                                                        (252)                   (60)
Realized gain distributions                                                    1,687                  2,604
Net change in unrealized appreciation (depreciation)                          (2,462)                (5,638)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,055)                (3,188)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,691                 28,161
Cost of units redeemed                                                        (4,386)               (24,154)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                             (695)                 4,007
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,750)                   819
Net assets, beginning                                                         45,321                 44,502
                                                                --------------------   --------------------
Net assets, ending                                              $             43,571   $             45,321
                                                                ====================   ====================

Units sold                                                                     2,800                 20,427
Units redeemed                                                                (3,262)               (17,958)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (462)                 2,469
Units outstanding, beginning                                                  34,415                 31,946
                                                                --------------------   --------------------
Units outstanding, ending                                                     33,953                 34,415
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             72,499
Cost of units redeemed/account charges                                                              (28,540)
Net investment income (loss)                                                                            614
Net realized gain (loss)                                                                               (294)
Realized gain distributions                                                                           6,021
Net change in unrealized appreciation (depreciation)                                                 (6,729)
                                                                                       --------------------
Net assets                                                                             $             43,571
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                34   $            44              1.25%             -2.6%
12/31/2014                        1.32                34                45              1.25%             -5.5%
12/31/2013                        1.39                32                45              1.25%             20.8%
12/31/2012                        1.15                11                12              1.25%             15.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              1.00%             -2.3%
12/31/2014                        1.33                 0                 0              1.00%             -5.2%
12/31/2013                        1.40                 0                 0              1.00%             21.1%
12/31/2012                        1.15                 0                 0              1.00%             15.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.75%             -2.1%
12/31/2014                        1.33                 0                 0              0.75%             -5.0%
12/31/2013                        1.40                 0                 0              0.75%             21.4%
12/31/2012                        1.16                 0                 0              0.75%             15.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.50%             -1.8%
12/31/2014                        1.34                 0                 0              0.50%             -4.8%
12/31/2013                        1.41                 0                 0              0.50%             21.7%
12/31/2012                        1.16                 0                 0              0.50%             15.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.25%             -1.6%
12/31/2014                        1.35                 0                 0              0.25%             -4.5%
12/31/2013                        1.42                 0                 0              0.25%             22.0%
12/31/2012                        1.16                 0                 0              0.25%             16.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.00%             -1.3%
12/31/2014                        1.36                 0                 0              0.00%             -4.3%
12/31/2013                        1.42                 0                 0              0.00%             22.3%
12/31/2012                        1.16                 0                 0              0.00%             16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.6%
                2013               2.8%
                2012               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             COLUMBIA ACORN INTERNATIONAL FUND A CLASS - 197199847

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,498   $        37,925               883
                                                                         ===============   ===============
Receivables: investments sold                                       48
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        34,546
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        34,546            27,208   $          1.27
Band 100                                                             0                 0              1.28
Band 75                                                              0                 0              1.29
Band 50                                                              0                 0              1.30
Band 25                                                              0                 0              1.32
Band 0                                                               0                 0              1.33
                                                       ---------------   ---------------
 Total                                                 $        34,546            27,208
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           333
Mortality & expense charges                                                                           (495)
                                                                                           ---------------
Net investment income (loss)                                                                          (162)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,800)
Realized gain distributions                                                                          1,435
Net change in unrealized appreciation (depreciation)                                                   373
                                                                                           ---------------
Net gain (loss)                                                                                          8
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (154)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (162)  $                246
Net realized gain (loss)                                                      (1,800)                   322
Realized gain distributions                                                    1,435                  2,050
Net change in unrealized appreciation (depreciation)                             373                 (4,401)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (154)                (1,783)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,267                 58,229
Cost of units redeemed                                                       (28,109)               (24,645)
Account charges                                                                  (24)                   (20)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,866)                33,564
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,020)                31,781
Net assets, beginning                                                         47,566                 15,785
                                                                --------------------   --------------------
Net assets, ending                                              $             34,546   $             47,566
                                                                ====================   ====================

Units sold                                                                    11,722                 68,713
Units redeemed                                                               (20,921)               (43,692)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,199)                25,021
Units outstanding, beginning                                                  36,407                 11,386
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,208                 36,407
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             96,408
Cost of units redeemed/account charges                                                              (61,796)
Net investment income (loss)                                                                            246
Net realized gain (loss)                                                                             (1,053)
Realized gain distributions                                                                           4,168
Net change in unrealized appreciation (depreciation)                                                 (3,427)
                                                                                       --------------------
Net assets                                                                             $             34,546
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                27   $            35              1.25%             -2.8%
12/31/2014                        1.31                36                48              1.25%             -5.8%
12/31/2013                        1.39                11                16              1.25%             20.5%
12/31/2012                        1.15                 1                 1              1.25%             15.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              1.00%             -2.6%
12/31/2014                        1.32                 0                 0              1.00%             -5.5%
12/31/2013                        1.39                 0                 0              1.00%             20.8%
12/31/2012                        1.15                 0                 0              1.00%             15.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.75%             -2.3%
12/31/2014                        1.32                 0                 0              0.75%             -5.3%
12/31/2013                        1.40                 0                 0              0.75%             21.1%
12/31/2012                        1.15                 0                 0              0.75%             15.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.50%             -2.1%
12/31/2014                        1.33                 0                 0              0.50%             -5.1%
12/31/2013                        1.40                 0                 0              0.50%             21.4%
12/31/2012                        1.16                 0                 0              0.50%             15.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%             -1.8%
12/31/2014                        1.34                 0                 0              0.25%             -4.8%
12/31/2013                        1.41                 0                 0              0.25%             21.7%
12/31/2012                        1.16                 0                 0              0.25%             15.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.00%             -1.6%
12/31/2014                        1.35                 0                 0              0.00%             -4.6%
12/31/2013                        1.41                 0                 0              0.00%             22.0%
12/31/2012                        1.16                 0                 0              0.00%             15.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               1.8%
                2013               3.2%
                2012               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               COLUMBIA DIVIDEND INCOME FUND R4 CLASS - 19766M865

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,976,327   $     5,382,352           278,375
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (7,318)
                                                       ---------------
Net assets                                             $     4,969,009
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,969,009         4,949,853   $          1.00
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $     4,969,009         4,949,853
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       133,826
Mortality & expense charges                                                                        (55,049)
                                                                                           ---------------
Net investment income (loss)                                                                        78,777
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,092)
Realized gain distributions                                                                        247,322
Net change in unrealized appreciation (depreciation)                                              (406,025)
                                                                                           ---------------
Net gain (loss)                                                                                   (168,795)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (90,018)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             78,777   $                  0
Net realized gain (loss)                                                     (10,092)                     0
Realized gain distributions                                                  247,322                      0
Net change in unrealized appreciation (depreciation)                        (406,025)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (90,018)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,760,682                      0
Cost of units redeemed                                                      (698,108)                     0
Account charges                                                               (3,547)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        5,059,027                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,969,009                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          4,969,009   $                  0
                                                                ====================   ====================

Units sold                                                                 5,678,533                      0
Units redeemed                                                              (728,680)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,949,853                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,949,853                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,760,682
Cost of units redeemed/account charges                                                             (701,655)
Net investment income (loss)                                                                         78,777
Net realized gain (loss)                                                                            (10,092)
Realized gain distributions                                                                         247,322
Net change in unrealized appreciation (depreciation)                                               (406,025)
                                                                                       --------------------
Net assets                                                                             $          4,969,009
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00             4,950   $         4,969              1.25%             -0.6%
12/31/2014                        1.01                 0                 0              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%             -0.3%
12/31/2014                        1.01                 0                 0              1.00%              1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%             -0.1%
12/31/2014                        1.01                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%              0.2%
12/31/2014                        1.01                 0                 0              0.50%              1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              0.4%
12/31/2014                        1.01                 0                 0              0.25%              1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%              0.7%
12/31/2014                        1.01                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.4%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          COLUMBIA DIVIDEND INCOME FUND A CLASS - 19765N278 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%              -0.9%
12/31/2014                        1.01                 0                 0              1.25%               1.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              -0.6%
12/31/2014                        1.01                 0                 0              1.00%               1.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%              -0.4%
12/31/2014                        1.01                 0                 0              0.75%               1.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%              -0.1%
12/31/2014                        1.01                 0                 0              0.50%               1.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%               0.1%
12/31/2014                        1.01                 0                 0              0.25%               1.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%               0.4%
12/31/2014                        1.01                 0                 0              0.00%               1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       COLUMBIA EMERGING MARKETS BOND FUND Z CLASS - 19763P127 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.09
Band 100                                                             0                 0              1.10
Band 75                                                              0                 0              1.11
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.14
Band 0                                                               0                 0              1.15
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.25%              -2.3%
12/31/2014                        1.11                 0                 0              1.25%               0.1%
12/31/2013                        1.11                 0                 0              1.25%              -8.0%
12/31/2012                        1.21                 0                 0              1.25%              19.2%
12/31/2011                        1.01                 0                 0              1.25%               1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              1.00%              -2.0%
12/31/2014                        1.12                 0                 0              1.00%               0.3%
12/31/2013                        1.12                 0                 0              1.00%              -7.7%
12/31/2012                        1.21                 0                 0              1.00%              19.5%
12/31/2011                        1.01                 0                 0              1.00%               1.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.75%              -1.8%
12/31/2014                        1.13                 0                 0              0.75%               0.6%
12/31/2013                        1.13                 0                 0              0.75%              -7.5%
12/31/2012                        1.22                 0                 0              0.75%              19.8%
12/31/2011                        1.02                 0                 0              0.75%               1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%              -1.6%
12/31/2014                        1.14                 0                 0              0.50%               0.9%
12/31/2013                        1.13                 0                 0              0.50%              -7.3%
12/31/2012                        1.22                 0                 0              0.50%              20.1%
12/31/2011                        1.02                 0                 0              0.50%               1.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.25%              -1.3%
12/31/2014                        1.15                 0                 0              0.25%               1.1%
12/31/2013                        1.14                 0                 0              0.25%              -7.1%
12/31/2012                        1.22                 0                 0              0.25%              20.4%
12/31/2011                        1.02                 0                 0              0.25%               1.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.00%              -1.1%
12/31/2014                        1.16                 0                 0              0.00%               1.4%
12/31/2013                        1.14                 0                 0              0.00%              -6.8%
12/31/2012                        1.23                 0                 0              0.00%              20.7%
12/31/2011                        1.02                 0                 0              0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             COLUMBIA EMERGING MARKETS BOND FUND A CLASS - 19763P184

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        71,122   $        75,303             7,026
                                                                         ===============   ===============
Receivables: investments sold                                      828
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        71,950
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        33,872            31,428   $          1.08
Band 100                                                        38,078            34,963              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.14
                                                       ---------------   ---------------
 Total                                                 $        71,950            66,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,315
Mortality & expense charges                                                                           (859)
                                                                                           ---------------
Net investment income (loss)                                                                         1,456
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,954)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (596)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,550)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,094)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,456   $              1,789
Net realized gain (loss)                                                      (2,954)                (1,782)
Realized gain distributions                                                        0                     61
Net change in unrealized appreciation (depreciation)                            (596)                (1,775)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,094)                (1,707)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      50,580                214,773
Cost of units redeemed                                                       (44,707)              (198,734)
Account charges                                                                   (3)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,870                 16,036
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,776                 14,329
Net assets, beginning                                                         68,174                 53,845
                                                                --------------------   --------------------
Net assets, ending                                              $             71,950   $             68,174
                                                                ====================   ====================

Units sold                                                                    45,406                263,571
Units redeemed                                                               (40,309)              (250,918)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,097                 12,653
Units outstanding, beginning                                                  61,294                 48,641
                                                                --------------------   --------------------
Units outstanding, ending                                                     66,391                 61,294
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            367,975
Cost of units redeemed/account charges                                                             (289,720)
Net investment income (loss)                                                                          4,633
Net realized gain (loss)                                                                             (7,377)
Realized gain distributions                                                                             620
Net change in unrealized appreciation (depreciation)                                                 (4,181)
                                                                                       --------------------
Net assets                                                                             $             71,950
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                31   $            34              1.25%              -2.5%
12/31/2014                        1.11                13                15              1.25%              -0.2%
12/31/2013                        1.11                49                54              1.25%              -8.2%
12/31/2012                        1.21                 1                 2              1.25%              18.9%
12/31/2011                        1.01                 0                 0              1.25%               1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                35   $            38              1.00%              -2.2%
12/31/2014                        1.11                48                54              1.00%               0.1%
12/31/2013                        1.11                 0                 0              1.00%              -8.0%
12/31/2012                        1.21                 0                 0              1.00%              19.2%
12/31/2011                        1.01                 0                 0              1.00%               1.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -2.0%
12/31/2014                        1.12                 0                 0              0.75%               0.3%
12/31/2013                        1.12                 0                 0              0.75%              -7.7%
12/31/2012                        1.21                 0                 0              0.75%              19.5%
12/31/2011                        1.02                 0                 0              0.75%               1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%              -1.8%
12/31/2014                        1.13                 0                 0              0.50%               0.6%
12/31/2013                        1.13                 0                 0              0.50%              -7.5%
12/31/2012                        1.22                 0                 0              0.50%              19.8%
12/31/2011                        1.02                 0                 0              0.50%               1.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -1.5%
12/31/2014                        1.14                 0                 0              0.25%               0.9%
12/31/2013                        1.13                 0                 0              0.25%              -7.3%
12/31/2012                        1.22                 0                 0              0.25%              20.1%
12/31/2011                        1.02                 0                 0              0.25%               1.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.00%              -1.3%
12/31/2014                        1.15                 0                 0              0.00%               1.1%
12/31/2013                        1.14                 0                 0              0.00%              -7.1%
12/31/2012                        1.22                 0                 0              0.00%              20.4%
12/31/2011                        1.02                 0                 0              0.00%               1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%
                2014               4.0%
                2013               6.2%
                2012               1.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 COLUMBIA MID CAP INDEX FUND A CLASS - 19765J509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,710,611   $    23,313,175         1,557,194
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (143,464)
                                                       ---------------
Net assets                                             $    21,567,147
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,311,855        12,710,201   $          1.60
Band 100                                                             0                 0              1.63
Band 75                                                              0                 0              1.66
Band 50                                                              0                 0              1.70
Band 25                                                              0                 0              1.73
Band 0                                                       1,255,292           709,559              1.77
                                                       ---------------   ---------------
 Total                                                 $    21,567,147        13,419,760
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       215,999
Mortality & expense charges                                                                       (249,727)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,728)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,181,998
Realized gain distributions                                                                      1,654,222
Net change in unrealized appreciation (depreciation)                                            (3,693,087)
                                                                                           ---------------
Net gain (loss)                                                                                   (856,867)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (890,595)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,728)  $            (43,967)
Net realized gain (loss)                                                   1,181,998                988,305
Realized gain distributions                                                1,654,222              1,005,925
Net change in unrealized appreciation (depreciation)                      (3,693,087)              (514,257)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (890,595)             1,436,006
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,799,333             11,882,680
Cost of units redeemed                                                    (8,450,295)            (8,390,645)
Account charges                                                              (13,128)               (12,267)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,335,910              3,479,768
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,445,315              4,915,774
Net assets, beginning                                                     20,121,832             15,206,058
                                                                --------------------   --------------------
Net assets, ending                                              $         21,567,147   $         20,121,832
                                                                ====================   ====================

Units sold                                                                 6,631,733              7,835,039
Units redeemed                                                            (5,272,118)            (5,608,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,359,615              2,226,598
Units outstanding, beginning                                              12,060,145              9,833,547
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,419,760             12,060,145
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         43,265,464
Cost of units redeemed/account charges                                                          (26,388,976)
Net investment income (loss)                                                                        (94,487)
Net realized gain (loss)                                                                          2,683,180
Realized gain distributions                                                                       3,704,530
Net change in unrealized appreciation (depreciation)                                             (1,602,564)
                                                                                       --------------------
Net assets                                                                             $         21,567,147
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60            12,710   $        20,312              1.25%              -3.8%
12/31/2014                        1.66            11,443            19,001              1.25%               7.9%
12/31/2013                        1.54             9,287            14,297              1.25%              31.3%
12/31/2012                        1.17             6,729             7,892              1.25%              15.8%
12/31/2011                        1.01             4,820             4,880              1.25%              -3.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              1.00%              -3.5%
12/31/2014                        1.69                 0                 0              1.00%               8.1%
12/31/2013                        1.56                 0                 0              1.00%              31.6%
12/31/2012                        1.19                 0                 0              1.00%              16.1%
12/31/2011                        1.02                 0                 0              1.00%              -3.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.75%              -3.3%
12/31/2014                        1.72                 0                 0              0.75%               8.4%
12/31/2013                        1.59                 0                 0              0.75%              31.9%
12/31/2012                        1.20                 0                 0              0.75%              16.4%
12/31/2011                        1.03                 0                 0              0.75%              -2.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.50%              -3.0%
12/31/2014                        1.75                 0                 0              0.50%               8.7%
12/31/2013                        1.61                 0                 0              0.50%              32.3%
12/31/2012                        1.22                 0                 0              0.50%              16.7%
12/31/2011                        1.04                 0                 0              0.50%              -2.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.25%              -2.8%
12/31/2014                        1.78                 0                 0              0.25%               8.9%
12/31/2013                        1.64                 0                 0              0.25%              32.6%
12/31/2012                        1.23                 0                 0              0.25%              17.0%
12/31/2011                        1.06                 0                 0              0.25%              -2.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77               710   $         1,255              0.00%              -2.6%
12/31/2014                        1.82               617             1,121              0.00%               9.2%
12/31/2013                        1.66               547               909              0.00%              32.9%
12/31/2012                        1.25               424               531              0.00%              17.3%
12/31/2011                        1.07               325               346              0.00%              -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.0%
                2013               0.9%
                2012               1.4%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND Z CLASS - 19766G629 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.51
Band 100                                                             0                 0              1.53
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.58
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.25%             -10.2%
12/31/2014                        1.68                 0                 0              1.25%               2.0%
12/31/2013                        1.65                 0                 0              1.25%              34.4%
12/31/2012                        1.23                 0                 0              1.25%              15.6%
12/31/2011                        1.06                 0                 0              1.25%               6.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              1.00%              -9.9%
12/31/2014                        1.70                 0                 0              1.00%               2.3%
12/31/2013                        1.66                 0                 0              1.00%              34.8%
12/31/2012                        1.23                 0                 0              1.00%              15.9%
12/31/2011                        1.06                 0                 0              1.00%               6.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%              -9.7%
12/31/2014                        1.71                 0                 0              0.75%               2.5%
12/31/2013                        1.67                 0                 0              0.75%              35.1%
12/31/2012                        1.23                 0                 0              0.75%              16.2%
12/31/2011                        1.06                 0                 0              0.75%               6.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%              -9.5%
12/31/2014                        1.72                 0                 0              0.50%               2.8%
12/31/2013                        1.68                 0                 0              0.50%              35.4%
12/31/2012                        1.24                 0                 0              0.50%              16.5%
12/31/2011                        1.06                 0                 0              0.50%               6.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%              -9.3%
12/31/2014                        1.74                 0                 0              0.25%               3.0%
12/31/2013                        1.68                 0                 0              0.25%              35.8%
12/31/2012                        1.24                 0                 0              0.25%              16.8%
12/31/2011                        1.06                 0                 0              0.25%               6.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              -9.0%
12/31/2014                        1.75                 0                 0              0.00%               3.3%
12/31/2013                        1.69                 0                 0              0.00%              36.1%
12/31/2012                        1.24                 0                 0              0.00%              17.1%
12/31/2011                        1.06                 0                 0              0.00%               6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND R4 CLASS - 19766G652 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.09
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.25%             -10.2%
12/31/2014                        1.21                 0                 0              1.25%               2.0%
12/31/2013                        1.19                 0                 0              1.25%              18.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%             -10.0%
12/31/2014                        1.22                 0                 0              1.00%               2.3%
12/31/2013                        1.19                 0                 0              1.00%              18.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -9.8%
12/31/2014                        1.22                 0                 0              0.75%               2.5%
12/31/2013                        1.19                 0                 0              0.75%              19.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%              -9.5%
12/31/2014                        1.23                 0                 0              0.50%               2.8%
12/31/2013                        1.19                 0                 0              0.50%              19.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -9.3%
12/31/2014                        1.23                 0                 0              0.25%               3.0%
12/31/2013                        1.20                 0                 0              0.25%              19.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%              -9.1%
12/31/2014                        1.24                 0                 0              0.00%               3.3%
12/31/2013                        1.20                 0                 0              0.00%              19.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         COLUMBIA MULTI-ADVISOR SMALL CAP VALUE FUND A CLASS - 19766G710

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       558,049   $       683,042           100,784
                                                                         ===============   ===============
Receivables: investments sold                                    4,330
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       562,379
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       263,787           176,419   $          1.50
Band 100                                                       136,606            90,409              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.56
Band 0                                                         161,986           102,798              1.58
                                                       ---------------   ---------------
 Total                                                 $       562,379           369,626
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,494
Mortality & expense charges                                                                         (4,797)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,303)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (50,523)
Realized gain distributions                                                                         57,457
Net change in unrealized appreciation (depreciation)                                               (67,899)
                                                                                           ---------------
Net gain (loss)                                                                                    (60,965)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (63,268)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,303)  $             (1,964)
Net realized gain (loss)                                                     (50,523)                (4,715)
Realized gain distributions                                                   57,457                 65,868
Net change in unrealized appreciation (depreciation)                         (67,899)               (47,598)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (63,268)                11,591
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     347,917                422,670
Cost of units redeemed                                                      (293,669)              (108,373)
Account charges                                                                 (337)                   (46)
                                                                --------------------   --------------------
Increase (decrease)                                                           53,911                314,251
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,357)               325,842
Net assets, beginning                                                        571,736                245,894
                                                                --------------------   --------------------
Net assets, ending                                              $            562,379   $            571,736
                                                                ====================   ====================

Units sold                                                                   213,794                298,442
Units redeemed                                                              (179,986)              (110,658)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,808                187,784
Units outstanding, beginning                                                 335,818                148,034
                                                                --------------------   --------------------
Units outstanding, ending                                                    369,626                335,818
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,018,849
Cost of units redeemed/account charges                                                             (418,189)
Net investment income (loss)                                                                         (4,594)
Net realized gain (loss)                                                                            (53,494)
Realized gain distributions                                                                         144,800
Net change in unrealized appreciation (depreciation)                                               (124,993)
                                                                                       --------------------
Net assets                                                                             $            562,379
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50               176   $           264              1.25%             -10.4%
12/31/2014                        1.67               120               201              1.25%               1.7%
12/31/2013                        1.64                83               136              1.25%              34.2%
12/31/2012                        1.22                 2                 3              1.25%              15.2%
12/31/2011                        1.06                 0                 0              1.25%               6.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                90   $           137              1.00%             -10.2%
12/31/2014                        1.68                61               102              1.00%               1.9%
12/31/2013                        1.65                 1                 2              1.00%              34.5%
12/31/2012                        1.23                 0                 0              1.00%              15.5%
12/31/2011                        1.06                 0                 0              1.00%               6.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -9.9%
12/31/2014                        1.70                 0                 0              0.75%               2.2%
12/31/2013                        1.66                 0                 0              0.75%              34.9%
12/31/2012                        1.23                 0                 0              0.75%              15.8%
12/31/2011                        1.06                 0                 0              0.75%               6.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%              -9.7%
12/31/2014                        1.71                 0                 0              0.50%               2.4%
12/31/2013                        1.67                 0                 0              0.50%              35.2%
12/31/2012                        1.23                 0                 0              0.50%              16.1%
12/31/2011                        1.06                 0                 0              0.50%               6.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              -9.5%
12/31/2014                        1.72                 0                 0              0.25%               2.7%
12/31/2013                        1.68                 0                 0              0.25%              35.6%
12/31/2012                        1.24                 0                 0              0.25%              16.4%
12/31/2011                        1.06                 0                 0              0.25%               6.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58               103   $           162              0.00%              -9.3%
12/31/2014                        1.74               155               269              0.00%               3.0%
12/31/2013                        1.69                64               108              0.00%              35.9%
12/31/2012                        1.24                 0                 0              0.00%              16.7%
12/31/2011                        1.06                 0                 0              0.00%               6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.1%
                2013               0.0%
                2012               0.1%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND Z CLASS - 19766H338

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,587,602   $     1,608,199            26,970
                                                                         ===============   ===============
Receivables: investments sold                                      703
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,588,305
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,588,305           904,884   $          1.76
Band 100                                                             0                 0              1.77
Band 75                                                              0                 0              1.79
Band 50                                                              0                 0              1.81
Band 25                                                              0                 0              1.83
Band 0                                                               0                 0              1.85
                                                       ---------------   ---------------
 Total                                                 $     1,588,305           904,884
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (4,057)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,057)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,483
Realized gain distributions                                                                         27,489
Net change in unrealized appreciation (depreciation)                                               (51,771)
                                                                                           ---------------
Net gain (loss)                                                                                     13,201
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,144
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,057)  $             (3,266)
Net realized gain (loss)                                                      37,483                  4,718
Realized gain distributions                                                   27,489                 37,495
Net change in unrealized appreciation (depreciation)                         (51,771)                22,823
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,144                 61,770
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,724,853                196,509
Cost of units redeemed                                                      (495,713)               (56,788)
Account charges                                                                  (37)                   (68)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,229,103                139,653
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,238,247                201,423
Net assets, beginning                                                        350,058                148,635
                                                                --------------------   --------------------
Net assets, ending                                              $          1,588,305   $            350,058
                                                                ====================   ====================

Units sold                                                                   972,645                142,751
Units redeemed                                                              (283,194)               (41,514)
                                                                --------------------   --------------------
Net increase (decrease)                                                      689,451                101,237
Units outstanding, beginning                                                 215,433                114,196
                                                                --------------------   --------------------
Units outstanding, ending                                                    904,884                215,433
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,774,502
Cost of units redeemed/account charges                                                           (6,558,925)
Net investment income (loss)                                                                        (68,376)
Net realized gain (loss)                                                                            279,288
Realized gain distributions                                                                         182,413
Net change in unrealized appreciation (depreciation)                                                (20,597)
                                                                                       --------------------
Net assets                                                                             $          1,588,305
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.76               905   $         1,588              1.25%               8.0%
12/31/2014                        1.62               215               350              1.25%              24.8%
12/31/2013                        1.30               114               149              1.25%              22.1%
12/31/2012                        1.07             1,885             2,009              1.25%               6.4%
12/31/2011                        1.00                 0                 0              1.25%               0.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              1.00%               8.3%
12/31/2014                        1.64                 0                 0              1.00%              25.2%
12/31/2013                        1.31                 0                 0              1.00%              22.4%
12/31/2012                        1.07                 0                 0              1.00%               6.7%
12/31/2011                        1.00                 0                 0              1.00%               0.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.75%               8.6%
12/31/2014                        1.65                 0                 0              0.75%              25.5%
12/31/2013                        1.32                 0                 0              0.75%              22.7%
12/31/2012                        1.07                 0                 0              0.75%               6.9%
12/31/2011                        1.00                 0                 0              0.75%               0.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.50%               8.8%
12/31/2014                        1.66                 0                 0              0.50%              25.8%
12/31/2013                        1.32                 0                 0              0.50%              23.0%
12/31/2012                        1.08                 0                 0              0.50%               7.2%
12/31/2011                        1.00                 0                 0              0.50%               0.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.25%               9.1%
12/31/2014                        1.68                 0                 0              0.25%              26.1%
12/31/2013                        1.33                 0                 0              0.25%              23.3%
12/31/2012                        1.08                 0                 0              0.25%               7.5%
12/31/2011                        1.00                 0                 0              0.25%               0.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.00%               9.4%
12/31/2014                        1.69                 0                 0              0.00%              26.4%
12/31/2013                        1.34                 0                 0              0.00%              23.6%
12/31/2012                        1.08                 0                 0              0.00%               7.7%
12/31/2011                        1.00                 0                 0              0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND R4 CLASS - 19766H361

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       285,154   $       296,752             5,337
                                                                         ===============   ===============
Receivables: investments sold                                      406
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       285,560
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       285,560           186,160   $          1.53
Band 100                                                             0                 0              1.54
Band 75                                                              0                 0              1.56
Band 50                                                              0                 0              1.57
Band 25                                                              0                 0              1.58
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $       285,560           186,160
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,009)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,009)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (951)
Realized gain distributions                                                                         28,073
Net change in unrealized appreciation (depreciation)                                                (6,220)
                                                                                           ---------------
Net gain (loss)                                                                                     20,902
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,893
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,009)  $               (406)
Net realized gain (loss)                                                        (951)                    17
Realized gain distributions                                                   28,073                 16,503
Net change in unrealized appreciation (depreciation)                          (6,220)                (5,384)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,893                 10,730
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     164,074                193,962
Cost of units redeemed                                                      (101,115)                     0
Account charges                                                                 (106)                   (27)
                                                                --------------------   --------------------
Increase (decrease)                                                           62,853                193,935
                                                                --------------------   --------------------
Net increase (decrease)                                                       80,746                204,665
Net assets, beginning                                                        204,814                    149
                                                                --------------------   --------------------
Net assets, ending                                              $            285,560   $            204,814
                                                                ====================   ====================

Units sold                                                                   112,985                144,227
Units redeemed                                                               (71,059)                  (124)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,926                144,103
Units outstanding, beginning                                                 144,234                    131
                                                                --------------------   --------------------
Units outstanding, ending                                                    186,160                144,234
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            530,861
Cost of units redeemed/account charges                                                             (275,314)
Net investment income (loss)                                                                         (3,537)
Net realized gain (loss)                                                                                570
Realized gain distributions                                                                          44,578
Net change in unrealized appreciation (depreciation)                                                (11,598)
                                                                                       --------------------
Net assets                                                                             $            285,560
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/14/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53               186   $           286              1.25%               8.0%
12/31/2014                        1.42               144               205              1.25%              24.8%
12/31/2013                        1.14                 0                 0              1.25%              13.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              1.00%               8.3%
12/31/2014                        1.43                 0                 0              1.00%              25.2%
12/31/2013                        1.14                 0                 0              1.00%              14.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.75%               8.6%
12/31/2014                        1.43                 0                 0              0.75%              25.5%
12/31/2013                        1.14                 0                 0              0.75%              14.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.50%               8.8%
12/31/2014                        1.44                 0                 0              0.50%              25.8%
12/31/2013                        1.14                 0                 0              0.50%              14.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%               9.1%
12/31/2014                        1.45                 0                 0              0.25%              26.1%
12/31/2013                        1.15                 0                 0              0.25%              14.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%               9.4%
12/31/2014                        1.45                 0                 0              0.00%              26.4%
12/31/2013                        1.15                 0                 0              0.00%              14.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    COLUMBIA SELIGMAN COMMUNICATIONS AND INFORMATION FUND A CLASS - 19766H429

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       522,459   $       546,276             9,511
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (16)
                                                       ---------------
Net assets                                             $       522,443
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       236,679           136,268   $          1.74
Band 100                                                       277,617           158,170              1.76
Band 75                                                              0                 0              1.77
Band 50                                                              0                 0              1.79
Band 25                                                              0                 0              1.81
Band 0                                                           8,147             4,451              1.83
                                                       ---------------   ---------------
 Total                                                 $       522,443           298,889
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (4,243)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,243)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,849
Realized gain distributions                                                                         40,756
Net change in unrealized appreciation (depreciation)                                               (35,482)
                                                                                           ---------------
Net gain (loss)                                                                                     23,123
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,880
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,243)  $             (2,677)
Net realized gain (loss)                                                      17,849                 19,172
Realized gain distributions                                                   40,756                 31,373
Net change in unrealized appreciation (depreciation)                         (35,482)                 3,542
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,880                 51,410
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     431,411                214,897
Cost of units redeemed                                                      (216,760)              (133,798)
Account charges                                                                 (115)                   (51)
                                                                --------------------   --------------------
Increase (decrease)                                                          214,536                 81,048
                                                                --------------------   --------------------
Net increase (decrease)                                                      233,416                132,458
Net assets, beginning                                                        289,027                156,569
                                                                --------------------   --------------------
Net assets, ending                                              $            522,443   $            289,027
                                                                ====================   ====================

Units sold                                                                   258,215                158,751
Units redeemed                                                              (138,120)              (100,687)
                                                                --------------------   --------------------
Net increase (decrease)                                                      120,095                 58,064
Units outstanding, beginning                                                 178,794                120,730
                                                                --------------------   --------------------
Units outstanding, ending                                                    298,889                178,794
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,913,210
Cost of units redeemed/account charges                                                           (2,607,003)
Net investment income (loss)                                                                        (21,129)
Net realized gain (loss)                                                                            143,807
Realized gain distributions                                                                         117,375
Net change in unrealized appreciation (depreciation)                                                (23,817)
                                                                                       --------------------
Net assets                                                                             $            522,443
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.74               136   $           237              1.25%               7.8%
12/31/2014                        1.61               127               204              1.25%              24.5%
12/31/2013                        1.29               112               146              1.25%              21.8%
12/31/2012                        1.06               422               448              1.25%               6.1%
12/31/2011                        1.00                 0                 0              1.25%               0.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.76               158   $           278              1.00%               8.0%
12/31/2014                        1.62                49                79              1.00%              24.8%
12/31/2013                        1.30                 0                 0              1.00%              22.1%
12/31/2012                        1.07                 0                 0              1.00%               6.4%
12/31/2011                        1.00                 0                 0              1.00%               0.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.75%               8.3%
12/31/2014                        1.64                 0                 0              0.75%              25.2%
12/31/2013                        1.31                 0                 0              0.75%              22.4%
12/31/2012                        1.07                 0                 0              0.75%               6.7%
12/31/2011                        1.00                 0                 0              0.75%               0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.50%               8.6%
12/31/2014                        1.65                 0                 0              0.50%              25.5%
12/31/2013                        1.32                 0                 0              0.50%              22.7%
12/31/2012                        1.07                 0                 0              0.50%               6.9%
12/31/2011                        1.00                 0                 0              0.50%               0.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.25%               8.8%
12/31/2014                        1.66                 0                 0              0.25%              25.8%
12/31/2013                        1.32                 0                 0              0.25%              23.0%
12/31/2012                        1.08                 0                 0              0.25%               7.2%
12/31/2011                        1.00                 0                 0              0.25%               0.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.83                 4   $             8              0.00%               9.1%
12/31/2014                        1.68                 3                 5              0.00%              26.1%
12/31/2013                        1.33                 8                11              0.00%              23.3%
12/31/2012                        1.08               213               229              0.00%               7.5%
12/31/2011                        1.00                 0                 0              0.00%               0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         COLUMBIA CONTRARIAN CORE FUND R4 CLASS - 19766M501 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.06
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.07
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.25%               6.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%               6.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%               6.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%               6.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%               7.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          COLUMBIA MARSICO GLOBAL FUND R4 CLASS - 19766P306 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.25%               1.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%               2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%               2.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%               2.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%               2.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%               3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA MID CAP VALUE FUND R4 CLASS - 19766B356

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        83,283   $        90,396             6,483
                                                                         ===============   ===============
Receivables: investments sold                                    8,658
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        91,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        91,941            93,905   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $        91,941            93,905
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           117
Mortality & expense charges                                                                           (277)
                                                                                           ---------------
Net investment income (loss)                                                                          (160)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (12)
Realized gain distributions                                                                          8,229
Net change in unrealized appreciation (depreciation)                                                (7,113)
                                                                                           ---------------
Net gain (loss)                                                                                      1,104
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (160)  $                  0
Net realized gain (loss)                                                         (12)                     0
Realized gain distributions                                                    8,229                      0
Net change in unrealized appreciation (depreciation)                          (7,113)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                944                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      91,188                      0
Cost of units redeemed                                                          (191)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           90,997                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,941                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             91,941   $                  0
                                                                ====================   ====================

Units sold                                                                    94,103                      0
Units redeemed                                                                  (198)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       93,905                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     93,905                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             91,188
Cost of units redeemed/account charges                                                                 (191)
Net investment income (loss)                                                                           (160)
Net realized gain (loss)                                                                                (12)
Realized gain distributions                                                                           8,229
Net change in unrealized appreciation (depreciation)                                                 (7,113)
                                                                                       --------------------
Net assets                                                                             $             91,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                94   $            92              1.25%              -2.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%              -1.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%              -1.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%              -1.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%              -1.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%              -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      COLUMBIA SELECT LARGE-CAP VALUE FUND R4 CLASS - 19766C396 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%              -1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%              -1.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%              -1.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%              -0.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%              -0.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA CONTRARIAN CORE FUND A CLASS - 19765P109

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       161,588   $       170,260             7,842
                                                                         ===============   ===============
Receivables: investments sold                                    2,547
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       164,135
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       164,135           155,096   $          1.06
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.07
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $       164,135           155,096
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,336
Mortality & expense charges                                                                           (213)
                                                                                           ---------------
Net investment income (loss)                                                                         3,123
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (5)
Realized gain distributions                                                                          3,865
Net change in unrealized appreciation (depreciation)                                                (8,672)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,812)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,689)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,123   $                  0
Net realized gain (loss)                                                          (5)                     0
Realized gain distributions                                                    3,865                      0
Net change in unrealized appreciation (depreciation)                          (8,672)                     0

                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,689)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,092                      0
Cost of units redeemed                                                        (1,268)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          165,824                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      164,135                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            164,135   $                  0
                                                                ====================   ====================

Units sold                                                                   156,295                      0
Units redeemed                                                                (1,199)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      155,096                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    155,096                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            167,092
Cost of units redeemed/account charges                                                               (1,268)
Net investment income (loss)                                                                          3,123
Net realized gain (loss)                                                                                 (5)
Realized gain distributions                                                                           3,865
Net change in unrealized appreciation (depreciation)                                                 (8,672)
                                                                                       --------------------
Net assets                                                                             $            164,135
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06               155   $           164              1.25%               5.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%               6.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%               6.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%               6.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%               6.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%               7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                COLUMBIA MARSICO GLOBAL FUND A CLASS - 19765M288

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        37,377   $        39,394             2,930
                                                                         ===============   ===============
Receivables: investments sold                                      135
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        37,512
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        37,512            36,943   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $        37,512            36,943
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (217)
                                                                                           ---------------
Net investment income (loss)                                                                          (217)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (6)
Realized gain distributions                                                                            632
Net change in unrealized appreciation (depreciation)                                                (2,017)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,391)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,608)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   -------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (217)  $                 0
Net realized gain (loss)                                                          (6)                    0
Realized gain distributions                                                      632                     0
Net change in unrealized appreciation (depreciation)                          (2,017)                    0
                                                                --------------------   -------------------
Increase (decrease) in net assets from operations                             (1,608)                    0
                                                                --------------------   -------------------

Contract owner transactions:
Proceeds from units sold                                                      39,121                     0
Cost of units redeemed                                                            (1)                    0
Account charges                                                                    0                     0
                                                                --------------------   -------------------
Increase (decrease)                                                           39,120                     0
                                                                --------------------   -------------------
Net increase (decrease)                                                       37,512                     0
Net assets, beginning                                                              0                     0
                                                                --------------------   -------------------
Net assets, ending                                              $             37,512   $                 0
                                                                ====================   ===================
Units sold                                                                    36,960                     0
Units redeemed                                                                   (17)                    0
                                                                --------------------   -------------------
Net increase (decrease)                                                       36,943                     0
Units outstanding, beginning                                                       0                     0
                                                                --------------------   -------------------
Units outstanding, ending                                                     36,943                     0
                                                                ====================   ===================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            39,121
Cost of units redeemed/account charges                                                                  (1)
Net investment income (loss)                                                                          (217)
Net realized gain (loss)                                                                                (6)
Realized gain distributions                                                                            632
Net change in unrealized appreciation (depreciation)                                                (2,017)
                                                                                       -------------------
Net assets                                                                             $            37,512
                                                                                       ===================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 37  $             38             1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%              1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%              2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%              2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           COLUMBIA MID CAP VALUE FUND A CLASS - 19765J863 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            COLUMBIA SELECT LARGE-CAP VALUE FUND A CLASS - 19766H619

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           216   $           214                10
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           216
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           216               220   $          0.98
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $           216               220
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     2
                                                                                           ---------------
Net gain (loss)                                                                                          2
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             2
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               2                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  2                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         214                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                              214                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          216                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                216   $                  0
                                                                ====================   ====================
Units sold                                                                       220                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          220                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                        220                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                214
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      2
                                                                                       --------------------
Net assets                                                                             $                216
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           COLUMBIA SELECT SMALLER-CAP VALUE FUND A CLASS - 19766H510

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       184,462   $       209,943            10,798
                                                                         ===============   ===============
Receivables: investments sold                                      617
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       185,079
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       185,079           185,764   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $       185,079           185,764
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (623)
                                                                                           ---------------
Net investment income (loss)                                                                          (623)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (161)
Realized gain distributions                                                                         20,486
Net change in unrealized appreciation (depreciation)                                               (25,481)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,156)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (5,779)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (623)  $                  0
Net realized gain (loss)                                                        (161)                     0
Realized gain distributions                                                   20,486                      0
Net change in unrealized appreciation (depreciation)                         (25,481)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,779)                     0
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     192,067                      0
Cost of units redeemed                                                        (1,200)                     0
Account charges                                                                   (9)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          190,858                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      185,079                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            185,079   $                  0
                                                                ====================   ====================
Units sold                                                                   186,967                      0
Units redeemed                                                                (1,203)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      185,764                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,764                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            192,067
Cost of units redeemed/account charges                                                               (1,209)
Net investment income (loss)                                                                           (623)
Net realized gain (loss)                                                                               (161)
Realized gain distributions                                                                          20,486
Net change in unrealized appreciation (depreciation)                                                (25,481)
                                                                                       --------------------
Net assets                                                                             $            185,079
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00               186   $           185              1.25%             -0.4%


                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%              0.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     COLUMBIA U.S. GOVERNMENT MORTGAGE FUND A CLASS - 19766J102 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%             -0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%              0.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     COLUMBIA SELECT SMALLER-CAP VALUE FUND R4 CLASS - 19766C388 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%              -0.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%               0.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%               0.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%               0.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%               0.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     COLUMBIA U.S. GOVERNMENT MORTGAGE FUND R4 CLASS - 19766C347 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%              -0.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              -0.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%               0.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%               0.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%               0.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%               0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  CRM MID CAP VALUE INVESTOR CLASS - 92934R777

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           156   $           205                 8
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           156
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           156                77   $          2.04
Band 100                                                             0                 0              2.07
Band 75                                                              0                 0              2.11
Band 50                                                              0                 0              2.14
Band 25                                                              0                 0              2.18
Band 0                                                               0                 0              2.21
                                                       ---------------   ---------------
 Total                                                 $           156                77
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                         (5,058)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,057)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (50,463)
Realized gain distributions                                                                             44
Net change in unrealized appreciation (depreciation)                                                48,974
                                                                                           ---------------
Net gain (loss)                                                                                     (1,445)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,502)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,057)  $             (5,581)
Net realized gain (loss)                                                     (50,463)                16,504
Realized gain distributions                                                       44                182,330
Net change in unrealized appreciation (depreciation)                          48,974               (158,114)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,502)                35,139
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      88,001                125,066
Cost of units redeemed                                                      (879,215)              (132,168)
Account charges                                                                 (121)                  (470)
                                                                --------------------   --------------------
Increase (decrease)                                                         (791,335)                (7,572)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (797,837)                27,567
Net assets, beginning                                                        797,993                770,426
                                                                --------------------   --------------------
Net assets, ending                                              $                156   $            797,993
                                                                ====================   ====================

Units sold                                                                    41,080                 61,991
Units redeemed                                                              (417,764)               (65,098)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (376,684)                (3,107)
Units outstanding, beginning                                                 376,761                379,868
                                                                --------------------   --------------------
Units outstanding, ending                                                         77                376,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,080,335
Cost of units redeemed/account charges                                                           (1,387,181)
Net investment income (loss)                                                                        (21,095)
Net realized gain (loss)                                                                             35,057
Realized gain distributions                                                                         293,089
Net change in unrealized appreciation (depreciation)                                                    (49)
                                                                                       --------------------
Net assets                                                                             $                156
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              1.25%              -3.8%
12/31/2014                        2.12               377               798              1.25%               4.4%
12/31/2013                        2.03               380               770              1.25%              31.4%
12/31/2012                        1.54               339               523              1.25%              16.1%
12/31/2011                        1.33               317               421              1.25%              -8.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.07                 0   $             0              1.00%              -3.6%
12/31/2014                        2.15                 0                 0              1.00%               4.7%
12/31/2013                        2.05                 0                 0              1.00%              31.8%
12/31/2012                        1.56                 0                 0              1.00%              16.4%
12/31/2011                        1.34                 0                 0              1.00%              -8.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.75%              -3.3%
12/31/2014                        2.18                 0                 0              0.75%               5.0%
12/31/2013                        2.08                 0                 0              0.75%              32.1%
12/31/2012                        1.57                 0                 0              0.75%              16.7%
12/31/2011                        1.35                 0                 0              0.75%              -7.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.14                 0   $             0              0.50%              -3.1%
12/31/2014                        2.21                 0                 0              0.50%               5.2%
12/31/2013                        2.10                 0                 0              0.50%              32.4%
12/31/2012                        1.59                 0                 0              0.50%              17.0%
12/31/2011                        1.36                 0                 0              0.50%              -7.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.25%              -2.8%
12/31/2014                        2.24                 0                 0              0.25%               5.5%
12/31/2013                        2.13                 0                 0              0.25%              32.8%
12/31/2012                        1.60                 0                 0              0.25%              17.3%
12/31/2011                        1.36                 0                 0              0.25%              -7.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.00%              -2.6%
12/31/2014                        2.27                 0                 0              0.00%               5.7%
12/31/2013                        2.15                 0                 0              0.00%              33.1%
12/31/2012                        1.62                 0                 0              0.00%              17.6%
12/31/2011                        1.37                 0                 0              0.00%              -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.6%
                2013               0.5%
                2012               1.2%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           CRM SMALL CAP VALUE INVESTOR CLASS - 92934R793 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          2.13
Band 100                                                             0                 0              2.17
Band 75                                                              0                 0              2.20
Band 50                                                              0                 0              2.24
Band 25                                                              0                 0              2.28
Band 0                                                               0                 0              2.31
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.13                 0   $             0              1.25%              -3.7%
12/31/2014                        2.21                 0                 0              1.25%               2.9%
12/31/2013                        2.15                 0                 0              1.25%              36.1%
12/31/2012                        1.58                 0                 0              1.25%              14.6%
12/31/2011                        1.38                 0                 0              1.25%             -14.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.17                 0   $             0              1.00%              -3.4%
12/31/2014                        2.24                 0                 0              1.00%               3.1%
12/31/2013                        2.17                 0                 0              1.00%              36.4%
12/31/2012                        1.59                 0                 0              1.00%              14.9%
12/31/2011                        1.39                 0                 0              1.00%             -14.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.20                 0   $             0              0.75%              -3.2%
12/31/2014                        2.28                 0                 0              0.75%               3.4%
12/31/2013                        2.20                 0                 0              0.75%              36.8%
12/31/2012                        1.61                 0                 0              0.75%              15.2%
12/31/2011                        1.40                 0                 0              0.75%             -14.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.24                 0   $             0              0.50%              -3.0%
12/31/2014                        2.31                 0                 0              0.50%               3.7%
12/31/2013                        2.23                 0                 0              0.50%              37.1%
12/31/2012                        1.62                 0                 0              0.50%              15.5%
12/31/2011                        1.41                 0                 0              0.50%             -13.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.25%              -2.7%
12/31/2014                        2.34                 0                 0              0.25%               3.9%
12/31/2013                        2.25                 0                 0              0.25%              37.5%
12/31/2012                        1.64                 0                 0              0.25%              15.8%
12/31/2011                        1.42                 0                 0              0.25%             -13.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.00%              -2.5%
12/31/2014                        2.37                 0                 0              0.00%               4.2%
12/31/2013                        2.28                 0                 0              0.00%              37.8%
12/31/2012                        1.65                 0                 0              0.00%              16.1%
12/31/2011                        1.42                 0                 0              0.00%             -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DEUTSCHE MID CAP VALUE FUND S CLASS - 25159G886

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        34,897   $        36,501             2,133
                                                                         ===============   ===============
Receivables: investments sold                                       14
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        34,911
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        34,911            14,134   $          2.47
Band 100                                                             0                 0              2.51
Band 75                                                              0                 0              2.55
Band 50                                                              0                 0              2.60
Band 25                                                              0                 0              2.64
Band 0                                                               0                 0              2.68
                                                       ---------------   ---------------
 Total                                                 $        34,911            14,134
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           110
Mortality & expense charges                                                                           (411)
                                                                                           ---------------
Net investment income (loss)                                                                          (301)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               274
Realized gain distributions                                                                          2,324
Net change in unrealized appreciation (depreciation)                                                (2,220)
                                                                                           ---------------
Net gain (loss)                                                                                        378
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            77
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (301)  $                (84)
Net realized gain (loss)                                                         274                     99
Realized gain distributions                                                    2,324                  1,014
Net change in unrealized appreciation (depreciation)                          (2,220)                   272
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 77                  1,301
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,132                 24,428
Cost of units redeemed                                                          (895)                  (756)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            6,237                 23,672
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,314                 24,973
Net assets, beginning                                                         28,597                  3,624
                                                                --------------------   --------------------
Net assets, ending                                              $             34,911   $             28,597
                                                                ====================   ====================

Units sold                                                                     2,796                 10,404
Units redeemed                                                                  (332)                  (328)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,464                 10,076
Units outstanding, beginning                                                  11,670                  1,594
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,134                 11,670
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             34,826
Cost of units redeemed/account charges                                                               (1,651)
Net investment income (loss)                                                                           (374)
Net realized gain (loss)                                                                                376
Realized gain distributions                                                                           3,338
Net change in unrealized appreciation (depreciation)                                                 (1,604)
                                                                                       --------------------
Net assets                                                                             $             34,911
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.47                14   $            35              1.25%               0.8%
12/31/2014                        2.45                12                29              1.25%               7.8%
12/31/2013                        2.27                 2                 4              1.25%              37.3%
12/31/2012                        1.66                 0                 0              1.25%              15.9%
12/31/2011                        1.43                 0                 0              1.25%              -7.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.51                 0   $             0              1.00%               1.1%
12/31/2014                        2.49                 0                 0              1.00%               8.0%
12/31/2013                        2.30                 0                 0              1.00%              37.6%
12/31/2012                        1.67                 0                 0              1.00%              16.2%
12/31/2011                        1.44                 0                 0              1.00%              -6.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.55                 0   $             0              0.75%               1.3%
12/31/2014                        2.52                 0                 0              0.75%               8.3%
12/31/2013                        2.33                 0                 0              0.75%              37.9%
12/31/2012                        1.69                 0                 0              0.75%              16.5%
12/31/2011                        1.45                 0                 0              0.75%              -6.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              0.50%               1.6%
12/31/2014                        2.56                 0                 0              0.50%               8.6%
12/31/2013                        2.35                 0                 0              0.50%              38.3%
12/31/2012                        1.70                 0                 0              0.50%              16.8%
12/31/2011                        1.46                 0                 0              0.50%              -6.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.64                 0   $             0              0.25%               1.8%
12/31/2014                        2.59                 0                 0              0.25%               8.9%
12/31/2013                        2.38                 0                 0              0.25%              38.6%
12/31/2012                        1.72                 0                 0              0.25%              17.0%
12/31/2011                        1.47                 0                 0              0.25%              -6.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.68                 0   $             0              0.00%               2.1%
12/31/2014                        2.63                 0                 0              0.00%               9.1%
12/31/2013                        2.41                 0                 0              0.00%              39.0%
12/31/2012                        1.73                 0                 0              0.00%              17.3%
12/31/2011                        1.48                 0                 0              0.00%              -5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.5%
                2013               1.2%
                2012               0.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND S CLASS - 25159K804

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        59,095   $        64,602             7,215
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        59,095
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        59,095            46,263   $          1.28
Band 100                                                             0                 0              1.30
Band 75                                                              0                 0              1.32
Band 50                                                              0                 0              1.34
Band 25                                                              0                 0              1.37
Band 0                                                               0                 0              1.39
                                                       ---------------   ---------------
 Total                                                 $        59,095            46,263
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,103
Mortality & expense charges                                                                           (381)
                                                                                           ---------------
Net investment income (loss)                                                                           722
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (119)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (4,422)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,541)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,819)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                722   $                441
Net realized gain (loss)                                                        (119)                    (2)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (4,422)                (1,085)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,819)                  (646)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,450                 42,630
Cost of units redeemed                                                          (559)               (18,910)
Account charges                                                                  (51)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           39,840                 23,720
                                                                --------------------   --------------------
Net increase (decrease)                                                       36,021                 23,074
Net assets, beginning                                                         23,074                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             59,095   $             23,074
                                                                ====================   ====================

Units sold                                                                    30,634                 28,911
Units redeemed                                                                  (487)               (12,795)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,147                 16,116
Units outstanding, beginning                                                  16,116                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     46,263                 16,116
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             83,080
Cost of units redeemed/account charges                                                              (19,520)
Net investment income (loss)                                                                          1,163
Net realized gain (loss)                                                                               (121)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (5,507)
                                                                                       --------------------
Net assets                                                                             $             59,095
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.28                46   $            59              1.25%             -10.8%
12/31/2014                        1.43                16                23              1.25%               2.0%
12/31/2013                        1.40                 0                 0              1.25%              -0.3%
12/31/2012                        1.41                 0                 0              1.25%               8.2%
12/31/2011                        1.30                 0                 0              1.25%              -4.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              1.00%             -10.6%
12/31/2014                        1.45                 0                 0              1.00%               2.3%
12/31/2013                        1.42                 0                 0              1.00%              -0.1%
12/31/2012                        1.42                 0                 0              1.00%               8.4%
12/31/2011                        1.31                 0                 0              1.00%              -4.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.75%             -10.3%
12/31/2014                        1.47                 0                 0              0.75%               2.5%
12/31/2013                        1.44                 0                 0              0.75%               0.2%
12/31/2012                        1.43                 0                 0              0.75%               8.7%
12/31/2011                        1.32                 0                 0              0.75%              -3.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.50%             -10.1%
12/31/2014                        1.49                 0                 0              0.50%               2.8%
12/31/2013                        1.45                 0                 0              0.50%               0.4%
12/31/2012                        1.45                 0                 0              0.50%               9.0%
12/31/2011                        1.33                 0                 0              0.50%              -3.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.25%              -9.9%
12/31/2014                        1.52                 0                 0              0.25%               3.1%
12/31/2013                        1.47                 0                 0              0.25%               0.7%
12/31/2012                        1.46                 0                 0              0.25%               9.2%
12/31/2011                        1.34                 0                 0              0.25%              -3.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.00%              -9.7%
12/31/2014                        1.54                 0                 0              0.00%               3.3%
12/31/2013                        1.49                 0                 0              0.00%               0.9%
12/31/2012                        1.47                 0                 0              0.00%               9.5%
12/31/2011                        1.35                 0                 0              0.00%              -3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               4.9%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         DEUTSCHE ALTERNATIVE ASSET ALLOCATION FUND A CLASS - 25159K879

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       205,631   $       233,576            25,000
                                                                         ===============   ===============
Receivables: investments sold                                      873
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       206,504
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       144,150           114,255   $          1.26
Band 100                                                             0                 0              1.28
Band 75                                                              0                 0              1.30
Band 50                                                              0                 0              1.33
Band 25                                                              0                 0              1.35
Band 0                                                          62,354            45,471              1.37
                                                       ---------------   ---------------
 Total                                                 $       206,504           159,726
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,755
Mortality & expense charges                                                                         (2,445)
                                                                                           ---------------
Net investment income (loss)                                                                         2,310
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,591)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (24,790)
                                                                                           ---------------
Net gain (loss)                                                                                    (32,381)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (30,071)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,310   $              5,559
Net realized gain (loss)                                                      (7,591)                 1,437
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (24,790)                (3,520)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (30,071)                 3,476
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      78,430                105,976
Cost of units redeemed                                                      (110,279)               (37,266)
Account charges                                                                 (207)                  (261)
                                                                --------------------   --------------------
Increase (decrease)                                                          (32,056)                68,449
                                                                --------------------   --------------------
Net increase (decrease)                                                      (62,127)                71,925
Net assets, beginning                                                        268,631                196,706
                                                                --------------------   --------------------
Net assets, ending                                              $            206,504   $            268,631
                                                                ====================   ====================

Units sold                                                                    57,089                 73,657
Units redeemed                                                               (83,593)               (26,120)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,504)                47,537
Units outstanding, beginning                                                 186,230                138,693
                                                                --------------------   --------------------
Units outstanding, ending                                                    159,726                186,230
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            413,490
Cost of units redeemed/account charges                                                             (186,268)
Net investment income (loss)                                                                         12,117
Net realized gain (loss)                                                                             (4,890)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (27,945)
                                                                                       --------------------
Net assets                                                                             $            206,504
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26               114   $           144              1.25%             -10.8%
12/31/2014                        1.41               137               194              1.25%               1.7%
12/31/2013                        1.39                93               129              1.25%              -0.4%
12/31/2012                        1.40                45                63              1.25%               8.0%
12/31/2011                        1.29                 5                 6              1.25%              -4.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              1.00%             -10.6%
12/31/2014                        1.44                 0                 0              1.00%               2.0%
12/31/2013                        1.41                 0                 0              1.00%              -0.2%
12/31/2012                        1.41                 0                 0              1.00%               8.2%
12/31/2011                        1.30                 0                 0              1.00%              -4.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.75%             -10.4%
12/31/2014                        1.46                 0                 0              0.75%               2.3%
12/31/2013                        1.42                 0                 0              0.75%               0.1%
12/31/2012                        1.42                 0                 0              0.75%               8.5%
12/31/2011                        1.31                 0                 0              0.75%              -4.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.50%             -10.2%
12/31/2014                        1.48                 0                 0              0.50%               2.5%
12/31/2013                        1.44                 0                 0              0.50%               0.3%
12/31/2012                        1.44                 0                 0              0.50%               8.8%
12/31/2011                        1.32                 0                 0              0.50%              -3.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.25%              -9.9%
12/31/2014                        1.50                 0                 0              0.25%               2.8%
12/31/2013                        1.46                 0                 0              0.25%               0.6%
12/31/2012                        1.45                 0                 0              0.25%               9.1%
12/31/2011                        1.33                 0                 0              0.25%              -3.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                45   $            62              0.00%              -9.7%
12/31/2014                        1.52                49                75              0.00%               3.0%
12/31/2013                        1.47                46                68              0.00%               0.8%
12/31/2012                        1.46                41                60              0.00%               9.3%
12/31/2011                        1.34                11                15              0.00%              -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               3.2%
                2013               1.6%
                2012               3.5%
                2011               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE LARGE CAP VALUE FUND A CLASS - 25159G100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       114,203   $       132,540             7,294
                                                                         ===============   ===============
Receivables: investments sold                                       30
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       114,233
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        98,301            63,684   $          1.54
Band 100                                                        15,932            10,178              1.57
Band 75                                                              0                 0              1.59
Band 50                                                              0                 0              1.61
Band 25                                                              0                 0              1.63
Band 0                                                               0                 0              1.66
                                                       ---------------   ---------------
 Total                                                 $       114,233            73,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           487
Mortality & expense charges                                                                         (1,910)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,423)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,808)
Realized gain distributions                                                                         11,109
Net change in unrealized appreciation (depreciation)                                                    62
                                                                                           ---------------
Net gain (loss)                                                                                    (11,637)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,060)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,423)  $                106
Net realized gain (loss)                                                     (22,808)                 2,638
Realized gain distributions                                                   11,109                 42,547
Net change in unrealized appreciation (depreciation)                              62                (32,138)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,060)                13,153
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      60,203                 96,072
Cost of units redeemed                                                      (127,418)               (15,428)
Account charges                                                                 (264)                  (180)
                                                                --------------------   --------------------
Increase (decrease)                                                          (67,479)                80,464
                                                                --------------------   --------------------
Net increase (decrease)                                                      (80,539)                93,617
Net assets, beginning                                                        194,772                101,155
                                                                --------------------   --------------------
Net assets, ending                                              $            114,233   $            194,772
                                                                ====================   ====================

Units sold                                                                    36,401                 61,737
Units redeemed                                                               (77,747)               (11,730)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,346)                50,007
Units outstanding, beginning                                                 115,208                 65,201
                                                                --------------------   --------------------
Units outstanding, ending                                                     73,862                115,208
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            690,904
Cost of units redeemed/account charges                                                             (655,050)
Net investment income (loss)                                                                          2,654
Net realized gain (loss)                                                                             34,975
Realized gain distributions                                                                          59,087
Net change in unrealized appreciation (depreciation)                                                (18,337)
                                                                                       --------------------
Net assets                                                                             $            114,233
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                64   $            98              1.25%              -8.6%
12/31/2014                        1.69               100               169              1.25%               8.8%
12/31/2013                        1.55                65               101              1.25%              29.1%
12/31/2012                        1.20               230               277              1.25%               8.2%
12/31/2011                        1.11               195               217              1.25%              -1.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                10   $            16              1.00%              -8.3%
12/31/2014                        1.71                15                26              1.00%               9.1%
12/31/2013                        1.57                 0                 0              1.00%              29.4%
12/31/2012                        1.21                 0                 0              1.00%               8.4%
12/31/2011                        1.12                 0                 0              1.00%              -1.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.75%              -8.1%
12/31/2014                        1.73                 0                 0              0.75%               9.4%
12/31/2013                        1.58                 0                 0              0.75%              29.7%
12/31/2012                        1.22                 0                 0              0.75%               8.7%
12/31/2011                        1.12                 0                 0              0.75%              -1.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.50%              -7.9%
12/31/2014                        1.75                 0                 0              0.50%               9.6%
12/31/2013                        1.59                 0                 0              0.50%              30.0%
12/31/2012                        1.23                 0                 0              0.50%               9.0%
12/31/2011                        1.12                 0                 0              0.50%              -0.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.25%              -7.6%
12/31/2014                        1.77                 0                 0              0.25%               9.9%
12/31/2013                        1.61                 0                 0              0.25%              30.3%
12/31/2012                        1.23                 0                 0              0.25%               9.3%
12/31/2011                        1.13                 0                 0              0.25%              -0.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.00%              -7.4%
12/31/2014                        1.79                 0                 0              0.00%              10.2%
12/31/2013                        1.62                 0                 0              0.00%              30.7%
12/31/2012                        1.24                 0                 0              0.00%               9.5%
12/31/2011                        1.13                 0                 0              0.00%              -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               1.4%
                2013               1.7%
                2012               1.9%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE LARGE CAP VALUE FUND S CLASS - 25159G407 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.57
Band 100                                                             0                 0              1.59
Band 75                                                              0                 0              1.62
Band 50                                                              0                 0              1.64
Band 25                                                              0                 0              1.66
Band 0                                                               0                 0              1.69
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              1.25%              -8.3%
12/31/2014                        1.71                 0                 0              1.25%               9.2%
12/31/2013                        1.57                 0                 0              1.25%              29.5%
12/31/2012                        1.21                 0                 0              1.25%               8.5%
12/31/2011                        1.12                 0                 0              1.25%              -1.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              1.00%              -8.1%
12/31/2014                        1.73                 0                 0              1.00%               9.4%
12/31/2013                        1.58                 0                 0              1.00%              29.8%
12/31/2012                        1.22                 0                 0              1.00%               8.8%
12/31/2011                        1.12                 0                 0              1.00%              -1.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.75%              -7.8%
12/31/2014                        1.75                 0                 0              0.75%               9.7%
12/31/2013                        1.60                 0                 0              0.75%              30.1%
12/31/2012                        1.23                 0                 0              0.75%               9.1%
12/31/2011                        1.13                 0                 0              0.75%              -0.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.50%              -7.6%
12/31/2014                        1.77                 0                 0              0.50%              10.0%
12/31/2013                        1.61                 0                 0              0.50%              30.4%
12/31/2012                        1.24                 0                 0              0.50%               9.4%
12/31/2011                        1.13                 0                 0              0.50%              -0.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.25%              -7.4%
12/31/2014                        1.79                 0                 0              0.25%              10.3%
12/31/2013                        1.63                 0                 0              0.25%              30.8%
12/31/2012                        1.24                 0                 0              0.25%               9.6%
12/31/2011                        1.14                 0                 0              0.25%              -0.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.00%              -7.2%
12/31/2014                        1.82                 0                 0              0.00%              10.5%
12/31/2013                        1.64                 0                 0              0.00%              31.1%
12/31/2012                        1.25                 0                 0              0.00%               9.9%
12/31/2011                        1.14                 0                 0              0.00%              -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DEUTSCHE MID CAP VALUE FUND A CLASS - 25159G852

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       141,567   $       150,296             8,631
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (95)
                                                       ---------------
Net assets                                             $       141,472
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        37,007            15,248   $          2.43
Band 100                                                       104,465            42,331              2.47
Band 75                                                              0                 0              2.51
Band 50                                                              0                 0              2.55
Band 25                                                              0                 0              2.59
Band 0                                                               0                 0              2.64
                                                       ---------------   ---------------
 Total                                                 $       141,472            57,579
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            79
Mortality & expense charges                                                                         (1,567)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,488)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,426
Realized gain distributions                                                                          7,873
Net change in unrealized appreciation (depreciation)                                               (15,541)
                                                                                           ---------------
Net gain (loss)                                                                                      8,758
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,270
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,488)  $             (1,277)
Net realized gain (loss)                                                      16,426                  7,906
Realized gain distributions                                                    7,873                  6,579
Net change in unrealized appreciation
(depreciation)                                                               (15,541)                (3,863)
                                                                --------------------   --------------------
Increase (decrease) in net assets from
operations                                                                     7,270                  9,345
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      70,572                149,717
Cost of units redeemed                                                      (120,147)               (32,111)
Account charges                                                                   (8)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          (49,583)               117,606
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,313)               126,951
Net assets, beginning                                                        183,785                 56,834
                                                                --------------------   --------------------
Net assets, ending                                              $            141,472   $            183,785
                                                                ====================   ====================

Units sold                                                                    29,808                 78,092
Units redeemed                                                               (47,849)               (27,772)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,041)                50,320
Units outstanding, beginning                                                  75,620                 25,300
                                                                --------------------   --------------------
Units outstanding, ending                                                     57,579                 75,620
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            404,874
Cost of units redeemed/account charges                                                             (291,611)
Net investment income (loss)                                                                         (2,999)
Net realized gain (loss)                                                                             25,485
Realized gain distributions                                                                          14,452
Net change in unrealized appreciation (depreciation)                                                 (8,729)
                                                                                       --------------------
Net assets                                                                             $            141,472
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.43                15   $            37              1.25%               0.5%
12/31/2014                        2.41                40                96              1.25%               7.6%
12/31/2013                        2.24                23                52              1.25%              36.8%
12/31/2012                        1.64                22                36              1.25%              15.6%
12/31/2011                        1.42                 3                 4              1.25%              -7.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.47                42   $           104              1.00%               0.8%
12/31/2014                        2.45                36                88              1.00%               7.8%
12/31/2013                        2.27                 2                 4              1.00%              37.2%
12/31/2012                        1.66                 0                 0              1.00%              15.9%
12/31/2011                        1.43                 0                 0              1.00%              -7.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.51                 0   $             0              0.75%               1.0%
12/31/2014                        2.48                 0                 0              0.75%               8.1%
12/31/2013                        2.30                 0                 0              0.75%              37.5%
12/31/2012                        1.67                 0                 0              0.75%              16.1%
12/31/2011                        1.44                 0                 0              0.75%              -6.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.55                 0   $             0              0.50%               1.3%
12/31/2014                        2.52                 0                 0              0.50%               8.4%
12/31/2013                        2.32                 0                 0              0.50%              37.9%
12/31/2012                        1.69                 0                 0              0.50%              16.4%
12/31/2011                        1.45                 0                 0              0.50%              -6.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.59                 0   $             0              0.25%               1.5%
12/31/2014                        2.55                 0                 0              0.25%               8.6%
12/31/2013                        2.35                 0                 0              0.25%              38.2%
12/31/2012                        1.70                 0                 0              0.25%              16.7%
12/31/2011                        1.46                 0                 0              0.25%              -6.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.64                 0   $             0              0.00%               1.8%
12/31/2014                        2.59                 0                 0              0.00%               8.9%
12/31/2013                        2.38                 0                 0              0.00%              38.6%
12/31/2012                        1.72                 0                 0              0.00%              17.0%
12/31/2011                        1.47                 0                 0              0.00%              -6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.1%
                2013               0.5%
                2012               0.9%
                2011               6.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DEUTSCHE REAL ESTATE SECURITIES A CLASS - 25159L505

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,162,182   $     1,227,250            55,365
                                                                         ===============   ===============
Receivables: investments sold                                   11,563
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,173,745
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,055,599           709,360   $          1.49
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.56
Band 0                                                         118,146            75,031              1.57
                                                       ---------------   ---------------
 Total                                                 $     1,173,745           784,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        22,028
Mortality & expense charges                                                                        (14,201)
                                                                                           ---------------
Net investment income (loss)                                                                         7,827
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,449
Realized gain distributions                                                                        133,972
Net change in unrealized appreciation (depreciation)                                              (157,693)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,272)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,445)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,827   $              8,094
Net realized gain (loss)                                                       9,449                  1,453
Realized gain distributions                                                  133,972                 78,423
Net change in unrealized appreciation (depreciation)                        (157,693)               157,129
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,445)               245,099
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     440,253                361,158
Cost of units redeemed                                                      (509,480)               (87,793)
Account charges                                                                 (576)                  (567)
                                                                --------------------   --------------------
Increase (decrease)                                                          (69,803)               272,798
                                                                --------------------   --------------------
Net increase (decrease)                                                      (76,248)               517,897
Net assets, beginning                                                      1,249,993                732,096
                                                                --------------------   --------------------
Net assets, ending                                              $          1,173,745   $          1,249,993
                                                                ====================   ====================

Units sold                                                                   302,941                273,831
Units redeemed                                                              (364,509)               (71,251)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (61,568)               202,580
Units outstanding, beginning                                                 845,959                643,379
                                                                --------------------   --------------------
Units outstanding, ending                                                    784,391                845,959
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,565,264
Cost of units redeemed/account charges                                                           (1,692,438)
Net investment income (loss)                                                                         35,688
Net realized gain (loss)                                                                             53,755
Realized gain distributions                                                                         276,544
Net change in unrealized appreciation (depreciation)                                                (65,068)
                                                                                       --------------------
Net assets                                                                             $          1,173,745
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49               709   $         1,056              1.25%              1.3%
12/31/2014                        1.47               735             1,080              1.25%             29.7%
12/31/2013                        1.13               547               620              1.25%             -1.7%
12/31/2012                        1.15               458               527              1.25%             15.6%
12/31/2011                        1.00                10                10              1.25%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%              1.6%
12/31/2014                        1.48                 0                 0              1.00%             30.0%
12/31/2013                        1.14                 0                 0              1.00%             -1.4%
12/31/2012                        1.16                 0                 0              1.00%             15.9%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%              1.8%
12/31/2014                        1.50                 0                 0              0.75%             30.4%
12/31/2013                        1.15                 0                 0              0.75%             -1.2%
12/31/2012                        1.16                 0                 0              0.75%             16.2%
12/31/2011                        1.00                 0                 0              0.75%             -0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%              2.1%
12/31/2014                        1.51                 0                 0              0.50%             30.7%
12/31/2013                        1.15                 0                 0              0.50%             -0.9%
12/31/2012                        1.17                 0                 0              0.50%             16.5%
12/31/2011                        1.00                 0                 0              0.50%              0.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              2.3%
12/31/2014                        1.52                 0                 0              0.25%             31.0%
12/31/2013                        1.16                 0                 0              0.25%             -0.7%
12/31/2012                        1.17                 0                 0              0.25%             16.7%
12/31/2011                        1.00                 0                 0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                75   $           118              0.00%              2.6%
12/31/2014                        1.54               111               170              0.00%             31.3%
12/31/2013                        1.17                96               112              0.00%             -0.4%
12/31/2012                        1.17               238               280              0.00%             17.0%
12/31/2011                        1.00               201               202              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.8%
                2013               2.6%
                2012               1.8%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DEUTSCHE REAL ESTATE SECURITIES S CLASS - 25159L885

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,432,978   $     4,807,258           200,751
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (152,948)
                                                       ---------------
Net assets                                             $     4,280,030
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,280,030         2,846,030   $          1.50
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $     4,280,030         2,846,030
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        88,574
Mortality & expense charges                                                                        (55,395)
                                                                                           ---------------
Net investment income (loss)                                                                        33,179
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           271,186
Realized gain distributions                                                                        467,609
Net change in unrealized appreciation (depreciation)                                              (757,325)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,530)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,649
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             33,179   $             31,210
Net realized gain (loss)                                                     271,186                (11,464)
Realized gain distributions                                                  467,609                291,948
Net change in unrealized appreciation (depreciation)                        (757,325)               618,565
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,649                930,259
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,554,672              3,770,816
Cost of units redeemed                                                    (2,806,088)            (1,922,242)
Account charges                                                               (5,186)                (5,159)
                                                                --------------------   --------------------
Increase (decrease)                                                         (256,602)             1,843,415
                                                                --------------------   --------------------
Net increase (decrease)                                                     (241,953)             2,773,674
Net assets, beginning                                                      4,521,983              1,748,309
                                                                --------------------   --------------------
Net assets, ending                                              $          4,280,030   $          4,521,983
                                                                ====================   ====================

Units sold                                                                 1,724,300              2,983,160
Units redeemed                                                            (1,932,927)            (1,463,908)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (208,627)             1,519,252
Units outstanding, beginning                                               3,054,657              1,535,405
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,846,030              3,054,657
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,489,259
Cost of units redeemed/account charges                                                           (6,115,414)
Net investment income (loss)                                                                         92,863
Net realized gain (loss)                                                                            315,486
Realized gain distributions                                                                         872,116
Net change in unrealized appreciation (depreciation)                                               (374,280)
                                                                                       --------------------
Net assets                                                                             $          4,280,030
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50             2,846   $         4,280              1.25%              1.6%
12/31/2014                        1.48             3,055             4,522              1.25%             30.0%
12/31/2013                        1.14             1,535             1,748              1.25%             -1.5%
12/31/2012                        1.16               595               688              1.25%             15.9%
12/31/2011                        1.00               310               309              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%              1.8%
12/31/2014                        1.49                 0                 0              1.00%             30.3%
12/31/2013                        1.15                 0                 0              1.00%             -1.3%
12/31/2012                        1.16                 0                 0              1.00%             16.2%
12/31/2011                        1.00                 0                 0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%              2.1%
12/31/2014                        1.51                 0                 0              0.75%             30.7%
12/31/2013                        1.15                 0                 0              0.75%             -1.0%
12/31/2012                        1.16                 0                 0              0.75%             16.5%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%              2.4%
12/31/2014                        1.52                 0                 0              0.50%             31.0%
12/31/2013                        1.16                 0                 0              0.50%             -0.8%
12/31/2012                        1.17                 0                 0              0.50%             16.8%
12/31/2011                        1.00                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%              2.6%
12/31/2014                        1.53                 0                 0              0.25%             31.3%
12/31/2013                        1.17                 0                 0              0.25%             -0.5%
12/31/2012                        1.17                 0                 0              0.25%             17.1%
12/31/2011                        1.00                 0                 0              0.25%              0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              2.9%
12/31/2014                        1.55                 0                 0              0.00%             31.6%
12/31/2013                        1.18                 0                 0              0.00%             -0.3%
12/31/2012                        1.18                 0                 0              0.00%             17.3%
12/31/2011                        1.00                 0                 0              0.00%              0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.4%
                2013               3.6%
                2012               1.9%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND A CLASS - 25159G787

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       150,957   $       184,098             6,972
                                                                         ===============   ===============
Receivables: investments sold                                      214
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       151,171
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       145,712            77,431   $          1.88
Band 100                                                         2,614             1,366              1.91
Band 75                                                              0                 0              1.95
Band 50                                                              0                 0              1.98
Band 25                                                              0                 0              2.01
Band 0                                                           2,845             1,391              2.05
                                                       ---------------   ---------------
 Total                                                 $       151,171            80,188
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           270
Mortality & expense charges                                                                         (1,985)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,715)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (38,708)
Realized gain distributions                                                                         13,139
Net change in unrealized appreciation (depreciation)                                                12,726
                                                                                           ---------------
Net gain (loss)                                                                                    (12,843)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,558)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,715)  $             (2,529)
Net realized gain (loss)                                                     (38,708)               (15,606)
Realized gain distributions                                                   13,139                 24,038
Net change in unrealized appreciation (depreciation)                          12,726                 (6,866)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,558)                  (963)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,308                 38,180
Cost of units redeemed                                                       (85,102)               (49,239)
Account charges                                                                  (98)                  (151)
                                                                --------------------   --------------------
Increase (decrease)                                                          (54,892)               (11,210)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (69,450)               (12,173)
Net assets, beginning                                                        220,621                232,794
                                                                --------------------   --------------------
Net assets, ending                                              $            151,171   $            220,621
                                                                ====================   ====================

Units sold                                                                    16,982                 19,176
Units redeemed                                                               (43,703)               (24,353)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,721)                (5,177)
Units outstanding, beginning                                                 106,909                112,086
                                                                --------------------   --------------------
Units outstanding, ending                                                     80,188                106,909
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            719,501
Cost of units redeemed/account charges                                                             (663,368)
Net investment income (loss)                                                                         (4,880)
Net realized gain (loss)                                                                             (5,847)
Realized gain distributions                                                                         138,906
Net change in unrealized appreciation (depreciation)                                                (33,141)
                                                                                       --------------------
Net assets                                                                             $            151,171
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                77   $           146              1.25%             -8.6%
12/31/2014                        2.06               103               212              1.25%             -0.7%
12/31/2013                        2.07               109               226              1.25%             33.1%
12/31/2012                        1.56                91               142              1.25%             14.4%
12/31/2011                        1.36               185               252              1.25%            -11.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 1   $             3              1.00%             -8.3%
12/31/2014                        2.09                 0                 0              1.00%             -0.5%
12/31/2013                        2.10                 0                 0              1.00%             33.5%
12/31/2012                        1.57                 0                 0              1.00%             14.6%
12/31/2011                        1.37                 0                 0              1.00%            -11.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.75%             -8.1%
12/31/2014                        2.12                 0                 0              0.75%             -0.2%
12/31/2013                        2.12                 0                 0              0.75%             33.8%
12/31/2012                        1.59                 0                 0              0.75%             14.9%
12/31/2011                        1.38                 0                 0              0.75%            -11.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.50%             -7.9%
12/31/2014                        2.15                 0                 0              0.50%              0.0%
12/31/2013                        2.15                 0                 0              0.50%             34.1%
12/31/2012                        1.60                 0                 0              0.50%             15.2%
12/31/2011                        1.39                 0                 0              0.50%            -10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01                 0   $             0              0.25%             -7.6%
12/31/2014                        2.18                 0                 0              0.25%              0.3%
12/31/2013                        2.17                 0                 0              0.25%             34.5%
12/31/2012                        1.62                 0                 0              0.25%             15.5%
12/31/2011                        1.40                 0                 0              0.25%            -10.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.05                 1   $             3              0.00%             -7.4%
12/31/2014                        2.21                 4                 9              0.00%              0.5%
12/31/2013                        2.20                 3                 7              0.00%             34.8%
12/31/2012                        1.63                46                75              0.00%             15.8%
12/31/2011                        1.41                44                62              0.00%            -10.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.1%
                2013               1.0%
                2012               1.2%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DEUTSCHE SMALL CAP VALUE FUND S CLASS - 25159G837

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        67,545   $        89,959             3,078
                                                                         ===============   ===============
Receivables: investments sold                                      244
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        67,789
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        67,789            35,562   $          1.91
Band 100                                                             0                 0              1.94
Band 75                                                              0                 0              1.97
Band 50                                                              0                 0              2.00
Band 25                                                              0                 0              2.04
Band 0                                                               0                 0              2.07
                                                       ---------------   ---------------
 Total                                                 $        67,789            35,562
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           401
Mortality & expense charges                                                                           (868)
                                                                                           ---------------
Net investment income (loss)                                                                          (467)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,711)
Realized gain distributions                                                                          5,791
Net change in unrealized appreciation (depreciation)                                                (9,808)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,728)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,195)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (467)  $               (736)
Net realized gain (loss)                                                      (1,711)                (1,029)
Realized gain distributions                                                    5,791                  6,802
Net change in unrealized appreciation (depreciation)                          (9,808)                (4,934)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,195)                   103
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,595                 14,813
Cost of units redeemed                                                        (3,259)                (3,211)
Account charges                                                                   (4)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,332                 11,598
                                                                --------------------   --------------------
Net increase (decrease)                                                         (863)                11,701
Net assets, beginning                                                         68,652                 56,951
                                                                --------------------   --------------------
Net assets, ending                                              $             67,789   $             68,652
                                                                ====================   ====================

Units sold                                                                     4,297                  7,355
Units redeemed                                                                (1,752)                (1,588)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,545                  5,767
Units outstanding, beginning                                                  33,017                 27,250
                                                                --------------------   --------------------
Units outstanding, ending                                                     35,562                 33,017
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            115,943
Cost of units redeemed/account charges                                                              (68,593)
Net investment income (loss)                                                                         (1,343)
Net realized gain (loss)                                                                              7,583
Realized gain distributions                                                                          36,613
Net change in unrealized appreciation (depreciation)                                                (22,414)
                                                                                       --------------------
Net assets                                                                             $             67,789
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                36   $            68              1.25%             -8.3%
12/31/2014                        2.08                33                69              1.25%             -0.5%
12/31/2013                        2.09                27                57              1.25%             33.3%
12/31/2012                        1.57                35                55              1.25%             14.6%
12/31/2011                        1.37                37                50              1.25%            -11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              1.00%             -8.1%
12/31/2014                        2.11                 0                 0              1.00%             -0.3%
12/31/2013                        2.11                 0                 0              1.00%             33.6%
12/31/2012                        1.58                 0                 0              1.00%             14.9%
12/31/2011                        1.38                 0                 0              1.00%            -11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.75%             -7.9%
12/31/2014                        2.14                 0                 0              0.75%              0.0%
12/31/2013                        2.14                 0                 0              0.75%             34.0%
12/31/2012                        1.60                 0                 0              0.75%             15.2%
12/31/2011                        1.39                 0                 0              0.75%            -10.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.50%             -7.6%
12/31/2014                        2.17                 0                 0              0.50%              0.2%
12/31/2013                        2.16                 0                 0              0.50%             34.3%
12/31/2012                        1.61                 0                 0              0.50%             15.4%
12/31/2011                        1.40                 0                 0              0.50%            -10.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.25%             -7.4%
12/31/2014                        2.20                 0                 0              0.25%              0.5%
12/31/2013                        2.19                 0                 0              0.25%             34.7%
12/31/2012                        1.63                 0                 0              0.25%             15.7%
12/31/2011                        1.41                 0                 0              0.25%            -10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.07                 0   $             0              0.00%             -7.2%
12/31/2014                        2.23                 0                 0              0.00%              0.7%
12/31/2013                        2.22                 0                 0              0.00%             35.0%
12/31/2012                        1.64                 0                 0              0.00%             16.0%
12/31/2011                        1.41                 0                 0              0.00%            -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.1%
                2013               1.1%
                2012               1.3%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES S CLASS - 25155T536

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       410,449   $       421,544            51,055
                                                                         ===============   ===============
Receivables: investments sold                                       33
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       410,482
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       410,482           402,969   $          1.02
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.07
Band 0                                                               0                 0              1.08
                                                       ---------------   ---------------
 Total                                                 $       410,482           402,969
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        17,365
Mortality & expense charges                                                                         (6,522)
                                                                                           ---------------
Net investment income (loss)                                                                        10,843
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,200)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (13,865)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,065)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,222)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,843   $              8,366
Net realized gain (loss)                                                      (3,200)                   215
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (13,865)                 9,609
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,222)                18,190
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     178,004                246,461
Cost of units redeemed                                                      (271,923)              (104,927)
Account charges                                                               (1,307)                (1,226)
                                                                --------------------   --------------------
Increase (decrease)                                                          (95,226)               140,308
                                                                --------------------   --------------------
Net increase (decrease)                                                     (101,448)               158,498
Net assets, beginning                                                        511,930                353,432
                                                                --------------------   --------------------
Net assets, ending                                              $            410,482   $            511,930
                                                                ====================   ====================

Units sold                                                                   174,819                241,496
Units redeemed                                                              (268,162)              (104,941)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (93,343)               136,555
Units outstanding, beginning                                                 496,312                359,757
                                                                --------------------   --------------------
Units outstanding, ending                                                    402,969                496,312
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,419,389
Cost of units redeemed/account charges                                                           (1,013,150)
Net investment income (loss)                                                                         33,644
Net realized gain (loss)                                                                            (18,306)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (11,095)
                                                                                       --------------------
Net assets                                                                             $            410,482
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02               403   $           410              1.25%             -1.2%
12/31/2014                        1.03               496               512              1.25%              5.0%
12/31/2013                        0.98               360               353              1.25%             -5.4%
12/31/2012                        1.04               144               150              1.25%              1.2%
12/31/2011                        1.03               132               135              1.25%              2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%             -1.0%
12/31/2014                        1.04                 0                 0              1.00%              5.3%
12/31/2013                        0.99                 0                 0              1.00%             -5.2%
12/31/2012                        1.04                 0                 0              1.00%              1.5%
12/31/2011                        1.03                 0                 0              1.00%              2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%             -0.7%
12/31/2014                        1.05                 0                 0              0.75%              5.5%
12/31/2013                        0.99                 0                 0              0.75%             -4.9%
12/31/2012                        1.05                 0                 0              0.75%              1.7%
12/31/2011                        1.03                 0                 0              0.75%              2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%             -0.5%
12/31/2014                        1.06                 0                 0              0.50%              5.8%
12/31/2013                        1.00                 0                 0              0.50%             -4.7%
12/31/2012                        1.05                 0                 0              0.50%              2.0%
12/31/2011                        1.03                 0                 0              0.50%              3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%             -0.2%
12/31/2014                        1.07                 0                 0              0.25%              6.0%
12/31/2013                        1.01                 0                 0              0.25%             -4.5%
12/31/2012                        1.05                 0                 0              0.25%              2.2%
12/31/2011                        1.03                 0                 0              0.25%              3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.00%              0.0%
12/31/2014                        1.08                 0                 0              0.00%              6.3%
12/31/2013                        1.01                 0                 0              0.00%             -4.2%
12/31/2012                        1.06                 0                 0              0.00%              2.5%
12/31/2011                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.8%
                2014               3.1%
                2013               5.0%
                2012               4.9%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE STRATEGIC GOVERNMENT SECURITIES A CLASS - 25155T569

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,884   $        15,866             1,852
                                                                         ===============   ===============
Receivables: investments sold                                        9
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        14,893
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,893            14,718   $          1.01
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.06
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $        14,893            14,718
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           569
Mortality & expense charges                                                                           (226)
                                                                                           ---------------
Net investment income (loss)                                                                           343
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (568)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                    19
                                                                                           ---------------
Net gain (loss)                                                                                       (549)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (206)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                343   $                364
Net realized gain (loss)                                                        (568)                   (12)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                              19                    424
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (206)                   776
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         848                  5,084
Cost of units redeemed                                                        (6,911)                     0
Account charges                                                                 (270)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,333)                 5,082
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,539)                 5,858
Net assets, beginning                                                         21,432                 15,574
                                                                --------------------   --------------------
Net assets, ending                                              $             14,893   $             21,432
                                                                ====================   ====================

Units sold                                                                       842                  5,003
Units redeemed                                                                (7,034)                    (2)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,192)                 5,001
Units outstanding, beginning                                                  20,910                 15,909
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,718                 20,910
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             61,791
Cost of units redeemed/account charges                                                              (46,753)
Net investment income (loss)                                                                          1,660
Net realized gain (loss)                                                                               (823)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                   (982)
                                                                                       --------------------
Net assets                                                                             $             14,893
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                15   $            15              1.25%             -1.3%
12/31/2014                        1.02                21                21              1.25%              4.7%
12/31/2013                        0.98                16                16              1.25%             -5.6%
12/31/2012                        1.04                17                17              1.25%              1.1%
12/31/2011                        1.03                12                13              1.25%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -1.0%
12/31/2014                        1.03                 0                 0              1.00%              5.0%
12/31/2013                        0.99                 0                 0              1.00%             -5.3%
12/31/2012                        1.04                 0                 0              1.00%              1.3%
12/31/2011                        1.03                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%             -0.8%
12/31/2014                        1.04                 0                 0              0.75%              5.2%
12/31/2013                        0.99                 0                 0              0.75%             -5.1%
12/31/2012                        1.04                 0                 0              0.75%              1.6%
12/31/2011                        1.03                 0                 0              0.75%              2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%             -0.5%
12/31/2014                        1.05                 0                 0              0.50%              5.5%
12/31/2013                        1.00                 0                 0              0.50%             -4.9%
12/31/2012                        1.05                 0                 0              0.50%              1.9%
12/31/2011                        1.03                 0                 0              0.50%              2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%             -0.3%
12/31/2014                        1.06                 0                 0              0.25%              5.8%
12/31/2013                        1.00                 0                 0              0.25%             -4.6%
12/31/2012                        1.05                 0                 0              0.25%              2.1%
12/31/2011                        1.03                 0                 0              0.25%              3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%              0.0%
12/31/2014                        1.07                 0                 0              0.00%              6.0%
12/31/2013                        1.01                 0                 0              0.00%             -4.4%
12/31/2012                        1.06                 0                 0              0.00%              2.4%
12/31/2011                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               3.2%
                2013               3.8%
                2012               4.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    DEUTSCHE ENHANCED COMMODITY STRATEGY FUND S CLASS - 25159L844 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.83
Band 100                                                             0                 0              0.83
Band 75                                                              0                 0              0.83
Band 50                                                              0                 0              0.84
Band 25                                                              0                 0              0.84
Band 0                                                               0                 0              0.84
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              1.25%            -17.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              1.00%            -16.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              0.75%            -16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.50%            -16.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.25%            -16.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.00%            -16.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       DEUTSCHE GLOBAL INFRASTRUCTURE FUND S CLASS - 25156A809 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.85
Band 100                                                             0                 0              0.85
Band 75                                                              0                 0              0.86
Band 50                                                              0                 0              0.86
Band 25                                                              0                 0              0.86
Band 0                                                               0                 0              0.86
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.25%            -14.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.00%            -14.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.75%            -14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.50%            -14.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.25%            -14.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.00%            -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          DEUTSCHE ENHANCED COMMODITY STRATEGY FUND A CLASS - 25159L877

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         3,276   $         3,281               291
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         3,278
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         3,278             3,957   $          0.83
Band 100                                                             0                 0              0.83
Band 75                                                              0                 0              0.83
Band 50                                                              0                 0              0.83
Band 25                                                              0                 0              0.84
Band 0                                                               0                 0              0.84
                                                       ---------------   ---------------
 Total                                                 $         3,278             3,957
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                    (5)
                                                                                           ---------------
Net gain (loss)                                                                                         (5)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (5)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                              (5)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (5)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,283                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            3,283                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,278                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              3,278   $                  0
                                                                ====================   ====================

Units sold                                                                     3,957                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,957                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      3,957                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              3,283
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                     (5)
                                                                                       --------------------
Net assets                                                                             $              3,278
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 4   $             3              1.25%            -17.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              1.00%            -17.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              0.75%            -16.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83                 0   $             0              0.50%            -16.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.25%            -16.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.00%            -16.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       DEUTSCHE GLOBAL INFRASTRUCTURE FUND A CLASS - 25156A874 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.85
Band 100                                                             0                 0              0.85
Band 75                                                              0                 0              0.86
Band 50                                                              0                 0              0.86
Band 25                                                              0                 0              0.86
Band 0                                                               0                 0              0.86
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.25%            -14.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.00%            -14.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.75%            -14.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.50%            -14.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.25%            -14.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.00%            -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 DFA EMERGING MARKETS VALUE R2 CLASS - 23320G455

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        27,340   $        34,026             1,501
                                                                         ===============   ===============
Receivables: investments sold                                    3,229
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        30,569
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        30,569            46,614   $          0.66
Band 100                                                             0                 0              0.66
Band 75                                                              0                 0              0.67
Band 50                                                              0                 0              0.68
Band 25                                                              0                 0              0.69
Band 0                                                               0                 0              0.69
                                                       ---------------   ---------------
 Total                                                 $        30,569            46,614
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           542
Mortality & expense charges                                                                           (321)
                                                                                           ---------------
Net investment income (loss)                                                                           221
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,376)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   151
                                                                                           ---------------
Net gain (loss)                                                                                     (4,225)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,004)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                221   $            (23,970)
Net realized gain (loss)                                                      (4,376)               300,579
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                             151                 37,600
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,004)               314,209
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,241              1,292,761
Cost of units redeemed                                                       (47,468)            (6,271,077)
Account charges                                                                  (11)                (3,311)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,238)            (4,981,627)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,242)            (4,667,418)
Net assets, beginning                                                         55,811              4,723,229
                                                                --------------------   --------------------
Net assets, ending                                              $             30,569   $             55,811
                                                                ====================   ====================

Units sold                                                                    37,558              1,811,760
Units redeemed                                                               (59,037)            (7,170,015)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,479)            (5,358,255)
Units outstanding, beginning                                                  68,093              5,426,348
                                                                --------------------   --------------------
Units outstanding, ending                                                     46,614                 68,093
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         10,682,830
Cost of units redeemed/account charges                                                          (10,959,239)
Net investment income (loss)                                                                         (6,339)
Net realized gain (loss)                                                                            273,911
Realized gain distributions                                                                          46,092
Net change in unrealized appreciation (depreciation)                                                 (6,686)
                                                                                       --------------------
Net assets                                                                             $             30,569
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.66                47   $            31              1.25%            -20.0%
12/31/2014                        0.82                68                56              1.25%             -5.8%
12/31/2013                        0.87             5,426             4,723              1.25%             -5.2%
12/31/2012                        0.92               576               529              1.25%             17.5%
12/31/2011                        0.78               284               222              1.25%            -21.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.66                 0   $             0              1.00%            -19.8%
12/31/2014                        0.83                 0                 0              1.00%             -5.6%
12/31/2013                        0.88                 0                 0              1.00%             -5.0%
12/31/2012                        0.92                 0                 0              1.00%             17.8%
12/31/2011                        0.78                 0                 0              1.00%            -21.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.67                 0   $             0              0.75%            -19.6%
12/31/2014                        0.83                 0                 0              0.75%             -5.4%
12/31/2013                        0.88                 0                 0              0.75%             -4.8%
12/31/2012                        0.93                 0                 0              0.75%             18.1%
12/31/2011                        0.78                 0                 0              0.75%            -21.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.68                 0   $             0              0.50%            -19.4%
12/31/2014                        0.84                 0                 0              0.50%             -5.1%
12/31/2013                        0.89                 0                 0              0.50%             -4.5%
12/31/2012                        0.93                 0                 0              0.50%             18.4%
12/31/2011                        0.78                 0                 0              0.50%            -21.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.69                 0   $             0              0.25%            -19.2%
12/31/2014                        0.85                 0                 0              0.25%             -4.9%
12/31/2013                        0.89                 0                 0              0.25%             -4.3%
12/31/2012                        0.93                 0                 0              0.25%             18.7%
12/31/2011                        0.79                 0                 0              0.25%            -21.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.69                 0   $             0              0.00%            -19.0%
12/31/2014                        0.86                 0                 0              0.00%             -4.7%
12/31/2013                        0.90                 0                 0              0.00%             -4.0%
12/31/2012                        0.94                 0                 0              0.00%             19.0%
12/31/2011                        0.79                 0                 0              0.00%            -21.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               0.3%
                2013               0.9%
                2012               2.2%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DFA GLOBAL ALLOCATION 25/75 R2 CLASS - 25434D641

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.07
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.09
Band 50                                                              0                 0              1.10
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $             (6,509)
Net realized gain (loss)                                                           0                165,020
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0               (111,522)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                 46,989
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                136,415
Cost of units redeemed                                                             0             (2,159,505)
Account charges                                                                    0                    (37)
                                                                --------------------   --------------------
Increase (decrease)                                                                0             (2,023,127)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0             (1,976,138)
Net assets, beginning                                                              0              1,976,138
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                126,774
Units redeemed                                                                     0             (1,958,438)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0             (1,831,664)
Units outstanding, beginning                                                       0              1,831,664
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,120,212
Cost of units redeemed/account charges                                                           (2,290,853)
Net investment income (loss)                                                                         (4,004)
Net realized gain (loss)                                                                            170,021
Realized gain distributions                                                                           4,624
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.25%             -1.7%
12/31/2014                        1.09                 0                 0              1.25%              0.7%
12/31/2013                        1.08             1,832             1,976              1.25%              4.2%
12/31/2012                        1.04             1,859             1,924              1.25%              5.3%
12/31/2011                        0.98                 0                 0              1.25%             -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%             -1.5%
12/31/2014                        1.10                 0                 0              1.00%              1.0%
12/31/2013                        1.09                 0                 0              1.00%              4.5%
12/31/2012                        1.04                 0                 0              1.00%              5.6%
12/31/2011                        0.98                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%             -1.2%
12/31/2014                        1.11                 0                 0              0.75%              1.2%
12/31/2013                        1.09                 0                 0              0.75%              4.8%
12/31/2012                        1.04                 0                 0              0.75%              5.9%
12/31/2011                        0.99                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.50%             -1.0%
12/31/2014                        1.12                 0                 0              0.50%              1.5%
12/31/2013                        1.10                 0                 0              0.50%              5.0%
12/31/2012                        1.05                 0                 0              0.50%              6.1%
12/31/2011                        0.99                 0                 0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%             -0.7%
12/31/2014                        1.13                 0                 0              0.25%              1.7%
12/31/2013                        1.11                 0                 0              0.25%              5.3%
12/31/2012                        1.05                 0                 0              0.25%              6.4%
12/31/2011                        0.99                 0                 0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%             -0.5%
12/31/2014                        1.14                 0                 0              0.00%              2.0%
12/31/2013                        1.11                 0                 0              0.00%              5.5%
12/31/2012                        1.05                 0                 0              0.00%              6.7%
12/31/2011                        0.99                 0                 0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               1.1%
                2013               1.0%
                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                DFA GLOBAL ALLOCATION 60/40 R2 CLASS - 25434D666

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       117,242   $       120,199             7,668
                                                                         ===============   ===============
Receivables: investments sold                                       14
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       117,256
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       117,256            98,500   $          1.19
Band 100                                                             0                 0              1.20
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.25
Band 0                                                               0                 0              1.26
                                                       ---------------   ---------------
 Total                                                 $       117,256            98,500
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,660
Mortality & expense charges                                                                         (1,137)
                                                                                           ---------------
Net investment income (loss)                                                                           523
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,340)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,995)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,335)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,812)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                523   $            (29,213)
Net realized gain (loss)                                                      (2,340)             2,289,062
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,995)            (1,647,194)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,812)               612,655
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     150,187              1,988,326
Cost of units redeemed                                                      (100,753)           (14,732,616)
Account charges                                                                  (75)                   (57)
                                                                --------------------   --------------------
Increase (decrease)                                                           49,359            (12,744,347)
                                                                --------------------   --------------------
Net increase (decrease)                                                       45,547            (12,131,692)
Net assets, beginning                                                         71,709             12,203,401
                                                                --------------------   --------------------
Net assets, ending                                              $            117,256   $             71,709
                                                                ====================   ====================

Units sold                                                                   123,250              1,649,528
Units redeemed                                                               (83,063)           (11,733,577)
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,187            (10,084,049)
Units outstanding, beginning                                                  58,313             10,142,362
                                                                --------------------   --------------------
Units outstanding, ending                                                     98,500                 58,313
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,779,027
Cost of units redeemed/account charges                                                          (17,103,410)
Net investment income (loss)                                                                         77,150
Net realized gain (loss)                                                                          2,367,446
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (2,957)
                                                                                       --------------------
Net assets                                                                             $            117,256
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                98   $           117              1.25%             -3.2%
12/31/2014                        1.23                58                72              1.25%              2.2%
12/31/2013                        1.20            10,142            12,203              1.25%             14.3%
12/31/2012                        1.05             9,643            10,150              1.25%             11.3%
12/31/2011                        0.95                 0                 0              1.25%             -5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              1.00%             -3.0%
12/31/2014                        1.24                 0                 0              1.00%              2.5%
12/31/2013                        1.21                 0                 0              1.00%             14.6%
12/31/2012                        1.06                 0                 0              1.00%             11.6%
12/31/2011                        0.95                 0                 0              1.00%             -5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%             -2.7%
12/31/2014                        1.25                 0                 0              0.75%              2.7%
12/31/2013                        1.22                 0                 0              0.75%             14.9%
12/31/2012                        1.06                 0                 0              0.75%             11.8%
12/31/2011                        0.95                 0                 0              0.75%             -5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%             -2.5%
12/31/2014                        1.26                 0                 0              0.50%              3.0%
12/31/2013                        1.23                 0                 0              0.50%             15.2%
12/31/2012                        1.06                 0                 0              0.50%             12.1%
12/31/2011                        0.95                 0                 0              0.50%             -5.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.25%             -2.2%
12/31/2014                        1.27                 0                 0              0.25%              3.2%
12/31/2013                        1.23                 0                 0              0.25%             15.5%
12/31/2012                        1.07                 0                 0              0.25%             12.4%
12/31/2011                        0.95                 0                 0              0.25%             -4.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.00%             -2.0%
12/31/2014                        1.29                 0                 0              0.00%              3.5%
12/31/2013                        1.24                 0                 0              0.00%             15.8%
12/31/2012                        1.07                 0                 0              0.00%             12.7%
12/31/2011                        0.95                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.4%
                2013               1.5%
                2012               3.4%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     DFA GLOBAL EQUITY R2 CLASS - 25434D682

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,175,870   $     5,550,135           292,044
                                                                         ===============   ===============
Receivables: investments sold                                    2,073
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,177,943
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,177,943         3,922,842   $          1.32
Band 100                                                             0                 0              1.33
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.37
Band 25                                                              0                 0              1.38
Band 0                                                               0                 0              1.40
                                                       ---------------   ---------------
 Total                                                 $     5,177,943         3,922,842
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        70,033
Mortality & expense charges                                                                        (45,156)
                                                                                           ---------------
Net investment income (loss)                                                                        24,877
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,682
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (408,532)
                                                                                           ---------------
Net gain (loss)                                                                                   (394,850)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (369,973)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,877   $              4,548
Net realized gain (loss)                                                      13,682                649,868
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (408,532)              (447,557)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (369,973)               206,859
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,728,566              1,881,209
Cost of units redeemed                                                    (1,538,588)            (2,992,990)
Account charges                                                                 (327)                  (187)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,189,651             (1,111,968)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,819,678               (905,109)
Net assets, beginning                                                      1,358,265              2,263,374
                                                                --------------------   --------------------
Net assets, ending                                              $          5,177,943   $          1,358,265
                                                                ====================   ====================

Units sold                                                                 4,075,031              1,411,920
Units redeemed                                                            (1,138,089)            (2,119,568)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,936,942               (707,648)
Units outstanding, beginning                                                 985,900              1,693,548
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,922,842                985,900
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,841,940
Cost of units redeemed/account charges                                                           (5,036,120)
Net investment income (loss)                                                                         48,878
Net realized gain (loss)                                                                            697,510
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (374,265)
                                                                                       --------------------
Net assets                                                                             $          5,177,943
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32             3,923   $         5,178              1.25%             -4.2%
12/31/2014                        1.38               986             1,358              1.25%              3.1%
12/31/2013                        1.34             1,694             2,263              1.25%             27.2%
12/31/2012                        1.05             1,561             1,640              1.25%             16.5%
12/31/2011                        0.90                 3                 2              1.25%             -9.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              1.00%             -4.0%
12/31/2014                        1.39                 0                 0              1.00%              3.3%
12/31/2013                        1.34                 0                 0              1.00%             27.5%
12/31/2012                        1.05                 0                 0              1.00%             16.8%
12/31/2011                        0.90                 0                 0              1.00%             -9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%             -3.7%
12/31/2014                        1.40                 0                 0              0.75%              3.6%
12/31/2013                        1.35                 0                 0              0.75%             27.8%
12/31/2012                        1.06                 0                 0              0.75%             17.1%
12/31/2011                        0.90                 0                 0              0.75%             -9.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.50%             -3.5%
12/31/2014                        1.41                 0                 0              0.50%              3.9%
12/31/2013                        1.36                 0                 0              0.50%             28.2%
12/31/2012                        1.06                 0                 0              0.50%             17.4%
12/31/2011                        0.90                 0                 0              0.50%             -9.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%             -3.2%
12/31/2014                        1.43                 0                 0              0.25%              4.1%
12/31/2013                        1.37                 0                 0              0.25%             28.5%
12/31/2012                        1.07                 0                 0              0.25%             17.7%
12/31/2011                        0.91                 0                 0              0.25%             -9.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.00%             -3.0%
12/31/2014                        1.44                 0                 0              0.00%              4.4%
12/31/2013                        1.38                 0                 0              0.00%             28.8%
12/31/2012                        1.07                 0                 0              0.00%             18.0%
12/31/2011                        0.91                 0                 0              0.00%             -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               2.2%
                2013               1.6%
                2012               3.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  DFA INTERNATIONAL VALUE R2 CLASS - 25434D625

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                            (75)
                                                                                           ---------------
Net investment income (loss)                                                                           (75)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,246)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                     (2,246)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,321)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (75)  $             15,922
Net realized gain (loss)                                                      (2,246)               103,230
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0               (104,122)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,321)                15,030
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      70,112                 74,958
Cost of units redeemed                                                       (67,791)              (752,593)
Account charges                                                                    0                     (9)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,321               (677,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0               (662,614)
Net assets, beginning                                                              0                662,614
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                    68,196                 64,707
Units redeemed                                                               (68,196)              (644,420)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0               (579,713)
Units outstanding, beginning                                                       0                579,713
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            872,575
Cost of units redeemed/account charges                                                           (1,021,516)
Net investment income (loss)                                                                         33,365
Net realized gain (loss)                                                                            115,576
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -7.7%
12/31/2014                        1.05                 0                 0              1.25%             -8.4%
12/31/2013                        1.14               580               663              1.25%             21.3%
12/31/2012                        0.94               505               476              1.25%             14.8%
12/31/2011                        0.82                 2                 2              1.25%            -17.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -7.5%
12/31/2014                        1.06                 0                 0              1.00%             -8.2%
12/31/2013                        1.15                 0                 0              1.00%             21.6%
12/31/2012                        0.95                 0                 0              1.00%             15.1%
12/31/2011                        0.82                 0                 0              1.00%            -17.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -7.2%
12/31/2014                        1.07                 0                 0              0.75%             -8.0%
12/31/2013                        1.16                 0                 0              0.75%             21.9%
12/31/2012                        0.95                 0                 0              0.75%             15.4%
12/31/2011                        0.82                 0                 0              0.75%            -17.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%             -7.0%
12/31/2014                        1.07                 0                 0              0.50%             -7.7%
12/31/2013                        1.16                 0                 0              0.50%             22.2%
12/31/2012                        0.95                 0                 0              0.50%             15.7%
12/31/2011                        0.82                 0                 0              0.50%            -17.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%             -6.8%
12/31/2014                        1.08                 0                 0              0.25%             -7.5%
12/31/2013                        1.17                 0                 0              0.25%             22.5%
12/31/2012                        0.96                 0                 0              0.25%             16.0%
12/31/2011                        0.82                 0                 0              0.25%            -17.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%             -6.5%
12/31/2014                        1.09                 0                 0              0.00%             -7.3%
12/31/2013                        1.18                 0                 0              0.00%             22.8%
12/31/2012                        0.96                 0                 0              0.00%             16.3%
12/31/2011                        0.83                 0                 0              0.00%            -17.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               6.6%
                2013               2.9%
                2012               5.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   DFA US TARGETED VALUE R2 CLASS - 233203256

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,901,641   $     7,881,465           350,895
                                                                         ===============   ===============
Receivables: investments sold                                   14,509
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,916,150
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,916,150         4,864,256   $          1.42
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.49
Band 0                                                               0                 0              1.50
                                                       ---------------   ---------------
 Total                                                 $     6,916,150         4,864,256
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        69,917
Mortality & expense charges                                                                        (82,248)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,331)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,790)
Realized gain distributions                                                                        293,282
Net change in unrealized appreciation (depreciation)                                              (788,685)
                                                                                           ---------------
Net gain (loss)                                                                                   (518,193)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (530,524)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,331)  $            (19,595)
Net realized gain (loss)                                                     (22,790)               142,851
Realized gain distributions                                                  293,282                257,145
Net change in unrealized appreciation (depreciation)                        (788,685)              (284,608)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (530,524)                95,793
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,782,499              8,127,304
Cost of units redeemed                                                    (1,314,906)            (4,082,637)
Account charges                                                              (10,302)                (5,448)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,457,291              4,039,219
                                                                --------------------   --------------------
Net increase (decrease)                                                      926,767              4,135,012
Net assets, beginning                                                      5,989,383              1,854,371
                                                                --------------------   --------------------
Net assets, ending                                              $          6,916,150   $          5,989,383
                                                                ====================   ====================

Units sold                                                                 1,922,151              5,466,997
Units redeemed                                                              (970,139)            (2,783,825)
                                                                --------------------   --------------------
Net increase (decrease)                                                      952,012              2,683,172
Units outstanding, beginning                                               3,912,244              1,229,072
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,864,256              3,912,244
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         13,835,774
Cost of units redeemed/account charges                                                           (6,736,590)
Net investment income (loss)                                                                        (35,125)
Net realized gain (loss)                                                                            180,384
Realized gain distributions                                                                         651,531
Net change in unrealized appreciation (depreciation)                                               (979,824)
                                                                                       --------------------
Net assets                                                                             $          6,916,150
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42             4,864   $         6,916              1.25%             -7.1%
12/31/2014                        1.53             3,912             5,989              1.25%              1.5%
12/31/2013                        1.51             1,229             1,854              1.25%             40.9%
12/31/2012                        1.07               275               294              1.25%             17.3%
12/31/2011                        0.91                30                28              1.25%             -8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -6.9%
12/31/2014                        1.54                 0                 0              1.00%              1.7%
12/31/2013                        1.52                 0                 0              1.00%             41.3%
12/31/2012                        1.07                 0                 0              1.00%             17.6%
12/31/2011                        0.91                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%             -6.7%
12/31/2014                        1.56                 0                 0              0.75%              2.0%
12/31/2013                        1.53                 0                 0              0.75%             41.6%
12/31/2012                        1.08                 0                 0              0.75%             17.9%
12/31/2011                        0.91                 0                 0              0.75%             -8.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -6.4%
12/31/2014                        1.57                 0                 0              0.50%              2.2%
12/31/2013                        1.54                 0                 0              0.50%             42.0%
12/31/2012                        1.08                 0                 0              0.50%             18.2%
12/31/2011                        0.92                 0                 0              0.50%             -8.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%             -6.2%
12/31/2014                        1.59                 0                 0              0.25%              2.5%
12/31/2013                        1.55                 0                 0              0.25%             42.3%
12/31/2012                        1.09                 0                 0              0.25%             18.5%
12/31/2011                        0.92                 0                 0              0.25%             -8.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.00%             -6.0%
12/31/2014                        1.60                 0                 0              0.00%              2.7%
12/31/2013                        1.56                 0                 0              0.00%             42.7%
12/31/2012                        1.09                 0                 0              0.00%             18.8%
12/31/2011                        0.92                 0                 0              0.00%             -8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.9%
                2013               0.4%
                2012               2.1%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               DREYFUS NATURAL RESOURCES FUND I CLASS - 26202P824

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        67,662   $        70,544             2,534
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (9,333)
                                                       ---------------
Net assets                                             $        58,329
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        58,329            78,557   $          0.74
Band 100                                                             0                 0              0.74
Band 75                                                              0                 0              0.74
Band 50                                                              0                 0              0.75
Band 25                                                              0                 0              0.75
Band 0                                                               0                 0              0.75
                                                       ---------------   ---------------
 Total                                                 $        58,329            78,557
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           149
Mortality & expense charges                                                                            (50)
                                                                                           ---------------
Net investment income (loss)                                                                            99
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (3)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (2,882)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,885)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,786)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 99   $                  0
Net realized gain (loss)                                                          (3)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (2,882)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,786)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      71,155                      0
Cost of units redeemed                                                       (10,039)                     0
Account charges                                                                   (1)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           61,115                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       58,329                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             58,329   $                  0
                                                                ====================   ====================

Units sold                                                                    92,079                      0
Units redeemed                                                               (13,522)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       78,557                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,557                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             71,155
Cost of units redeemed/account charges                                                              (10,040)
Net investment income (loss)                                                                             99
Net realized gain (loss)                                                                                 (3)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (2,882)
                                                                                       --------------------
Net assets                                                                             $             58,329
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.74                79   $            58              1.25%            -25.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.74                 0   $             0              1.00%            -25.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.74                 0   $             0              0.75%            -25.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.75                 0   $             0              0.50%            -25.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.75                 0   $             0              0.25%            -25.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.75                 0   $             0              0.00%            -25.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FEDERATED HIGH YIELD TRUST INSTITUTIONAL CLASS - 314197203

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       669,850   $       730,017           108,936
                                                                         ===============   ===============
Receivables: investments sold                                    1,199
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       671,049
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       671,049           694,053   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $       671,049           694,053
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        32,855
Mortality & expense charges                                                                         (8,002)
                                                                                           ---------------
Net investment income (loss)                                                                        24,853
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (126)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (60,167)
                                                                                           ---------------
Net gain (loss)                                                                                    (60,293)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (35,440)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,853   $                  0
Net realized gain (loss)                                                        (126)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (60,167)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (35,440)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     781,057                      0
Cost of units redeemed                                                       (73,380)                     0
Account charges                                                               (1,188)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          706,489                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      671,049                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            671,049   $                  0
                                                                ====================   ====================

Units sold                                                                   771,306                      0
Units redeemed                                                               (77,253)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      694,053                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    694,053                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            781,057
Cost of units redeemed/account charges                                                              (74,568)
Net investment income (loss)                                                                         24,853
Net realized gain (loss)                                                                               (126)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (60,167)
                                                                                       --------------------
Net assets                                                                             $            671,049
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97               694   $           671              1.25%             -4.5%
12/31/2014                        1.01                 0                 0              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -4.3%
12/31/2014                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -4.0%
12/31/2014                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -3.8%
12/31/2014                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -3.6%
12/31/2014                        1.01                 0                 0              0.25%              1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -3.3%
12/31/2014                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               9.8%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FEDERATED HIGH YIELD TRUST SERVICE CLASS - 314197104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        74,863   $        80,848            12,189
                                                                         ===============   ===============
Receivables: investments sold                                      223
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        75,086
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        75,086            77,831   $          0.96
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $        75,086            77,831
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                        $              1,635
Mortality & expense charges                                                                            (414)
                                                                                       --------------------
Net investment income (loss)                                                                          1,221
                                                                                       --------------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (211)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (5,985)
                                                                                       --------------------
Net gain (loss)                                                                                      (6,196)
                                                                                       --------------------

Increase (decrease) in net assets from operations                                      $             (4,975)
                                                                                       ====================

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,221   $                  0
Net realized gain (loss)                                                        (211)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (5,985)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,975)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      83,029                      0
Cost of units redeemed                                                        (2,906)                     0
Account charges                                                                  (62)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           80,061                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       75,086                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             75,086   $                  0
                                                                ====================   ====================

Units sold                                                                    80,880                      0
Units redeemed                                                                (3,049)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       77,831                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     77,831                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             83,029
Cost of units redeemed/account charges                                                               (2,968)
Net investment income (loss)                                                                          1,221
Net realized gain (loss)                                                                               (211)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (5,985)
                                                                                       --------------------
Net assets                                                                             $             75,086
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                78   $            75              1.25%             -4.9%
12/31/2014                        1.01                 0                 0              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -4.6%
12/31/2014                        1.01                 0                 0              1.00%              1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -4.4%
12/31/2014                        1.01                 0                 0              0.75%              1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -4.1%
12/31/2014                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -3.9%
12/31/2014                        1.01                 0                 0              0.25%              1.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -3.7%
12/31/2014                        1.01                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.4%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FEDERATED INTERNATIONAL LEADERS FUND A CLASS - 31428U847

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       572,806   $       584,320            18,605
                                                                         ===============   ===============
Receivables: investments sold                                    1,348
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       574,154
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       574,154           640,265   $          0.90
Band 100                                                             0                 0              0.90
Band 75                                                              0                 0              0.90
Band 50                                                              0                 0              0.91
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.91
                                                       ---------------   ---------------
 Total                                                 $       574,154           640,265
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,996
Mortality & expense charges                                                                         (6,623)
                                                                                           ---------------
Net investment income (loss)                                                                         1,373
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,596
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (31,711)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,115)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,742)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,373   $              2,976
Net realized gain (loss)                                                       5,596                    263
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (31,711)                20,197
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,742)                23,436
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     167,461                506,602
Cost of units redeemed                                                       (94,243)                (4,221)
Account charges                                                                 (108)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                           73,110                502,350
                                                                --------------------   --------------------
Net increase (decrease)                                                       48,368                525,786
Net assets, beginning                                                        525,786                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            574,154   $            525,786
                                                                ====================   ====================

Units sold                                                                   176,332                570,834
Units redeemed                                                              (102,351)                (4,550)
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,981                566,284
Units outstanding, beginning                                                 566,284                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    640,265                566,284
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015


Proceeds from units sold                                                               $            674,063
Cost of units redeemed/account charges                                                              (98,603)
Net investment income (loss)                                                                          4,349
Net realized gain (loss)                                                                              5,859
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (11,514)
                                                                                       --------------------
Net assets                                                                             $            574,154
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90               640   $           574              1.25%             -3.4%
12/31/2014                        0.93               566               526              1.25%             -7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.00%             -3.2%
12/31/2014                        0.93                 0                 0              1.00%             -7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              0.75%             -2.9%
12/31/2014                        0.93                 0                 0              0.75%             -6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.50%             -2.7%
12/31/2014                        0.93                 0                 0              0.50%             -6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%             -2.4%
12/31/2014                        0.93                 0                 0              0.25%             -6.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.00%             -2.2%
12/31/2014                        0.93                 0                 0              0.00%             -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      FEDERATED INTERNATIONAL LEADERS FUND INSTITUTIONAL CLASS - 31428U623

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       233,206   $       249,296             7,843
                                                                         ===============   ===============
Receivables: investments sold                                    9,149
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       242,355
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       242,355           269,215   $          0.90
Band 100                                                             0                 0              0.90
Band 75                                                              0                 0              0.91
Band 50                                                              0                 0              0.91
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.92
                                                       ---------------   ---------------
 Total                                                 $       242,355           269,215
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,803
Mortality & expense charges                                                                           (645)
                                                                                           ---------------
Net investment income (loss)                                                                         3,158
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (19)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (16,090)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,109)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,951)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,158   $                  0
Net realized gain (loss)                                                         (19)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (16,090)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,951)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     255,820                      0
Cost of units redeemed                                                           (19)                     0
Account charges                                                                 (495)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          255,306                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      242,355                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            242,355   $                  0
                                                                ====================   ====================

Units sold                                                                   477,447                      0
Units redeemed                                                              (208,232)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      269,215                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    269,215                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            255,820
Cost of units redeemed/account charges                                                                 (514)
Net investment income (loss)                                                                          3,158
Net realized gain (loss)                                                                                (19)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (16,090)
                                                                                       --------------------
Net assets                                                                             $            242,355
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.90               269   $           242              1.25%             -3.2%
12/31/2014                        0.93                 0                 0              1.25%             -7.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.00%             -2.9%
12/31/2014                        0.93                 0                 0              1.00%             -6.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.75%             -2.7%
12/31/2014                        0.93                 0                 0              0.75%             -6.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.50%             -2.4%
12/31/2014                        0.93                 0                 0              0.50%             -6.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%             -2.2%
12/31/2014                        0.93                 0                 0              0.25%             -6.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.00%             -1.9%
12/31/2014                        0.94                 0                 0              0.00%             -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FEDERATED KAUFMANN LARGE CAP FUND A CLASS - 314172446

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       188,104   $       196,335            10,216
                                                                         ===============   ===============
Receivables: investments sold                                    1,114
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       189,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       189,218           176,299   $          1.07
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.09
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $       189,218           176,299
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,005)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,005)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (11)
Realized gain distributions                                                                             12
Net change in unrealized appreciation (depreciation)                                                (8,231)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,230)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,235)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,005)  $                  0
Net realized gain (loss)                                                         (11)                     0
Realized gain distributions                                                       12                      0
Net change in unrealized appreciation (depreciation)                          (8,231)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,235)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     198,858                      0
Cost of units redeemed                                                           (96)                     0
Account charges                                                                 (309)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          198,453                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      189,218                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            189,218   $                  0
                                                                ====================   ====================

Units sold                                                                   176,748                      0
Units redeemed                                                                  (449)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      176,299                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    176,299                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            198,858
Cost of units redeemed/account charges                                                                 (405)
Net investment income (loss)                                                                         (1,005)
Net realized gain (loss)                                                                                (11)
Realized gain distributions                                                                              12
Net change in unrealized appreciation (depreciation)                                                 (8,231)
                                                                                       --------------------
Net assets                                                                             $            189,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07               176   $           189              1.25%              1.6%
12/31/2014                        1.06                 0                 0              1.25%              5.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%              1.9%
12/31/2014                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              2.1%
12/31/2014                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              2.4%
12/31/2014                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.25%              2.6%
12/31/2014                        1.06                 0                 0              0.25%              6.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%              2.9%
12/31/2014                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FEDERATED KAUFMANN LARGE CAP FUND INSTITUTIONAL CLASS - 314172412

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       439,025   $       444,811            23,331
                                                                         ===============   ===============
Receivables: investments sold                                      310
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       439,335
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       439,335           408,084   $          1.08
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.09
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $       439,335           408,084
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,817)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,817)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (46)
Realized gain distributions                                                                             29
Net change in unrealized appreciation (depreciation)                                                (5,786)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,803)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,620)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,817)  $                  0
Net realized gain (loss)                                                         (46)                     0
Realized gain distributions                                                       29                      0
Net change in unrealized appreciation (depreciation)                          (5,786)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,620)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     447,226                      0
Cost of units redeemed                                                          (255)                     0
Account charges                                                                  (16)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          446,955                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      439,335                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            439,335   $                  0
                                                                ====================   ====================

Units sold                                                                   408,384                      0
Units redeemed                                                                  (300)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      408,084                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    408,084                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            447,226
Cost of units redeemed/account charges                                                                 (271)
Net investment income (loss)                                                                         (1,817)
Net realized gain (loss)                                                                                (46)
Realized gain distributions                                                                              29
Net change in unrealized appreciation (depreciation)                                                 (5,786)
                                                                                       --------------------
Net assets                                                                             $            439,335
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               408   $           439              1.25%              1.8%
12/31/2014                        1.06                 0                 0              1.25%              5.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%              2.1%
12/31/2014                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%              2.4%
12/31/2014                        1.06                 0                 0              0.75%              6.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              2.6%
12/31/2014                        1.06                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.25%              2.9%
12/31/2014                        1.06                 0                 0              0.25%              6.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%              3.1%
12/31/2014                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FEDERATED MDT ALL CAP CORE FUND A CLASS - 31421R106

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,580   $         6,893               320
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         6,583
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,583             6,712   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $         6,583             6,712
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            59
Mortality & expense charges                                                                            (12)
                                                                                           ---------------
Net investment income (loss)                                                                            47
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (14)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (313)
                                                                                           ---------------
Net gain (loss)                                                                                       (327)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (280)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 47   $                  0
Net realized gain (loss)                                                         (14)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                            (313)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (280)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,134                      0
Cost of units redeemed                                                          (271)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            6,863                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,583                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              6,583   $                  0
                                                                ====================   ====================

Units sold                                                                     6,991                      0
Units redeemed                                                                  (279)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,712                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      6,712                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              7,134
Cost of units redeemed/account charges                                                                 (271)
Net investment income (loss)                                                                             47
Net realized gain (loss)                                                                                (14)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                   (313)
                                                                                       --------------------
Net assets                                                                             $              6,583
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 7   $             7              1.25%             -5.7%
12/31/2014                        1.04                 0                 0              1.25%              4.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -5.4%
12/31/2014                        1.04                 0                 0              1.00%              4.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -5.2%
12/31/2014                        1.04                 0                 0              0.75%              4.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -5.0%
12/31/2014                        1.04                 0                 0              0.50%              4.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%             -4.7%
12/31/2014                        1.05                 0                 0              0.25%              4.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -4.5%
12/31/2014                        1.05                 0                 0              0.00%              4.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FEDERATED MDT ALL CAP CORE FUND INSTITUTIONAL CLASS - 31421R304

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            74   $            75                 3
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $            74
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            74                75   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $            74                75
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                    (1)
                                                                                           ---------------
Net gain (loss)                                                                                         (1)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (1)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                              (1)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (1)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          75                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                               75                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                           74                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                 74   $                  0
                                                                ====================   ====================

Units sold                                                                        75                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                           75                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                         75                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                 75
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                     (1)
                                                                                       --------------------
Net assets                                                                             $                 74
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -5.4%
12/31/2014                        1.04                 0                 0              1.25%              4.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -5.2%
12/31/2014                        1.04                 0                 0              1.00%              4.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -4.9%
12/31/2014                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%             -4.7%
12/31/2014                        1.05                 0                 0              0.50%              4.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%             -4.4%
12/31/2014                        1.05                 0                 0              0.25%              4.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -4.2%
12/31/2014                        1.05                 0                 0              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  FIDELITY ADV STRATEGIC DIVIDEND & INCOME FUND I CLASS - 316145804 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              Units         Accumulation
                                                          Net Assets       Outstanding       Unit Value
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.11
Band 100                                                             0                 0              1.11
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.13
Band 0                                                               0                 0              1.14
                                                       ---------------  ----------------
 Total                                                 $             0                 0
                                                       ===============  ================

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     Period ended           Period ended
                                                                  December 31, 2015*     December 31, 2014*
                                                                 --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                     $                  0   $                  0
Net realized gain (loss)                                                            0                      0
Realized gain distributions                                                         0                      0
Net change in unrealized appreciation (depreciation)                                0                      0
                                                                 --------------------   --------------------
Increase (decrease) in net assets from operations                                   0                      0
                                                                 --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                            0                      0
Cost of units redeemed                                                              0                      0
Account charges                                                                     0                      0
                                                                 --------------------   --------------------
Increase (decrease)                                                                 0                      0
                                                                 --------------------   --------------------
Net increase (decrease)                                                             0                      0
Net assets, beginning                                                               0                      0
                                                                 --------------------   --------------------
Net assets, ending                                               $                  0   $                  0
                                                                 ====================   ====================

Units sold                                                                          0                      0
Units redeemed                                                                      0                      0
                                                                 --------------------   --------------------
Net increase (decrease)                                                             0                      0
Units outstanding, beginning                                                        0                      0
                                                                 --------------------   --------------------
Units outstanding, ending                                                           0                      0
                                                                 ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                   $             0
Cost of units redeemed/account charges                                                                   0
Net investment income (loss)                                                                             0
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net assets                                                                                 $             0
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.25%             -2.4%
12/31/2014                        1.13                 0                 0              1.25%             12.0%
12/31/2013                        1.01                 0                 0              1.25%              1.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.00%             -2.1%
12/31/2014                        1.14                 0                 0              1.00%             12.3%
12/31/2013                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%             -1.9%
12/31/2014                        1.14                 0                 0              0.75%             12.6%
12/31/2013                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%             -1.6%
12/31/2014                        1.14                 0                 0              0.50%             12.9%
12/31/2013                        1.01                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%             -1.4%
12/31/2014                        1.15                 0                 0              0.25%             13.1%
12/31/2013                        1.01                 0                 0              0.25%              1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.00%             -1.2%
12/31/2014                        1.15                 0                 0              0.00%             13.4%
12/31/2013                        1.01                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR DIVERSIFIED INTERNATIONAL FUND T CLASS - 315920694

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        39,473   $        39,801             2,017
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (1)
                                                       ---------------
Net assets                                             $        39,472
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        39,472            17,773   $          2.22
Band 100                                                             0                 0              2.29
Band 75                                                              0                 0              2.36
Band 50                                                              0                 0              2.43
Band 25                                                              0                 0              2.51
Band 0                                                               0                 0              2.63
                                                       ---------------   ---------------
 Total                                                 $        39,472            17,773
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           140
Mortality & expense charges                                                                           (715)
                                                                                           ---------------
Net investment income (loss)                                                                          (575)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               103
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 5,290
                                                                                           ---------------
Net gain (loss)                                                                                      5,393
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,818
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (575)  $               (783)
Net realized gain (loss)                                                         103                    (59)
Realized gain distributions                                                        0                    153
Net change in unrealized appreciation (depreciation)                           5,290                 (5,989)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,818                 (6,678)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                       (97,350)                (8,963)
Account charges                                                                   (5)                    (4)
                                                                --------------------   --------------------
Increase (decrease)                                                          (97,355)                (8,967)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (92,537)               (15,645)
Net assets, beginning                                                        132,009                147,654
                                                                --------------------   --------------------
Net assets, ending                                              $             39,472   $            132,009
                                                                ====================   ====================

Units sold                                                                        66                      0
Units redeemed                                                               (43,095)                (3,999)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,029)                (3,999)
Units outstanding, beginning                                                  60,802                 64,801
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,773                 60,802
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            722,789
Cost of units redeemed/account charges                                                             (861,419)
Net investment income (loss)                                                                        (10,053)
Net realized gain (loss)                                                                             99,092
Realized gain distributions                                                                          89,391
Net change in unrealized appreciation (depreciation)                                                   (328)
                                                                                       --------------------
Net assets                                                                             $             39,472
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                18   $            39              1.25%              2.3%
12/31/2014                        2.17                61               132              1.25%             -4.7%
12/31/2013                        2.28                65               148              1.25%             24.2%
12/31/2012                        1.84                67               122              1.25%             18.3%
12/31/2011                        1.55                67               104              1.25%            -15.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              1.00%              2.6%
12/31/2014                        2.23                 0                 0              1.00%             -4.5%
12/31/2013                        2.34                 0                 0              1.00%             24.5%
12/31/2012                        1.88                 0                 0              1.00%             18.6%
12/31/2011                        1.58                 0                 0              1.00%            -14.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.75%              2.8%
12/31/2014                        2.30                 0                 0              0.75%             -4.2%
12/31/2013                        2.40                 0                 0              0.75%             24.8%
12/31/2012                        1.92                 0                 0              0.75%             18.9%
12/31/2011                        1.62                 0                 0              0.75%            -14.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.43                 0   $             0              0.50%              3.1%
12/31/2014                        2.36                 0                 0              0.50%             -4.0%
12/31/2013                        2.46                 0                 0              0.50%             25.1%
12/31/2012                        1.97                 0                 0              0.50%             19.2%
12/31/2011                        1.65                 0                 0              0.50%            -14.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.51                 0   $             0              0.25%              3.3%
12/31/2014                        2.43                 0                 0              0.25%             -3.8%
12/31/2013                        2.52                 0                 0              0.25%             25.4%
12/31/2012                        2.01                 0                 0              0.25%             19.5%
12/31/2011                        1.68                 0                 0              0.25%            -14.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.63                 0   $             0              0.00%              3.6%
12/31/2014                        2.54                 0                 0              0.00%             -3.5%
12/31/2013                        2.63                 0                 0              0.00%             25.7%
12/31/2012                        2.09                 0                 0              0.00%             19.8%
12/31/2011                        1.75                 0                 0              0.00%            -13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.7%
                2013               0.8%
                2012               1.1%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          FIDELITY ADVISOR DIVERSIFIED STOCK FUND T CLASS - 316127703

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       384,389   $       443,200            19,651
                                                                         ===============   ===============
Receivables: investments sold                                      591
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       384,980
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       384,980           368,164   $          1.05
Band 100                                                             0                 0              1.05
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.07
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $       384,980           368,164
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,495
Mortality & expense charges                                                                         (6,439)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,944)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (23,760)
Realized gain distributions                                                                         24,504
Net change in unrealized appreciation (depreciation)                                               (36,036)
                                                                                           ---------------
Net gain (loss)                                                                                    (35,292)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (38,236)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,944)  $              1,634
Net realized gain (loss)                                                     (23,760)                   273
Realized gain distributions                                                   24,504                 37,423
Net change in unrealized appreciation (depreciation)                         (36,036)               (22,775)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (38,236)                16,555
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     330,127                484,676
Cost of units redeemed                                                      (395,724)               (11,688)
Account charges                                                                 (384)                  (346)
                                                                --------------------   --------------------
Increase (decrease)                                                          (65,981)               472,642
                                                                --------------------   --------------------
Net increase (decrease)                                                     (104,217)               489,197
Net assets, beginning                                                        489,197                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            384,980   $            489,197
                                                                ====================   ====================

Units sold                                                                   304,625                445,982
Units redeemed                                                              (370,863)               (11,580)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (66,238)               434,402
Units outstanding, beginning                                                 434,402                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    368,164                434,402
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            814,803
Cost of units redeemed/account charges                                                             (408,142)
Net investment income (loss)                                                                         (1,310)
Net realized gain (loss)                                                                            (23,487)
Realized gain distributions                                                                          61,927
Net change in unrealized appreciation (depreciation)                                                (58,811)
                                                                                       --------------------
Net assets                                                                             $            384,980
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05               368   $           385              1.25%             -7.1%
12/31/2014                        1.13               434               489              1.25%              8.9%
12/31/2013                        1.03                 0                 0              1.25%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.00%             -6.9%
12/31/2014                        1.13                 0                 0              1.00%              9.2%
12/31/2013                        1.03                 0                 0              1.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%             -6.7%
12/31/2014                        1.13                 0                 0              0.75%              9.4%
12/31/2013                        1.03                 0                 0              0.75%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%             -6.4%
12/31/2014                        1.14                 0                 0              0.50%              9.7%
12/31/2013                        1.04                 0                 0              0.50%              3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%             -6.2%
12/31/2014                        1.14                 0                 0              0.25%             10.0%
12/31/2013                        1.04                 0                 0              0.25%              3.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%             -6.0%
12/31/2014                        1.14                 0                 0              0.00%             10.2%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               1.3%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    FIDELITY ADVISOR DIVERSIFIED STOCK FUND INSTITUTIONAL CLASS - 316127802

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       613,980   $       693,403            29,542
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (91)
                                                       ---------------
Net assets                                             $       613,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       613,889           579,537   $          1.06
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $       613,889           579,537
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,205
Mortality & expense charges                                                                         (7,042)
                                                                                           ---------------
Net investment income (loss)                                                                         1,163
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (11,183)
Realized gain distributions                                                                         34,654
Net change in unrealized appreciation (depreciation)                                               (64,599)
                                                                                           ---------------
Net gain (loss)                                                                                    (41,128)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,965)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,163   $                844
Net realized gain (loss)                                                     (11,183)                  (528)
Realized gain distributions                                                   34,654                 26,880
Net change in unrealized appreciation (depreciation)                         (64,599)               (14,824)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,965)                12,372
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     281,717                729,601
Cost of units redeemed                                                      (129,609)              (239,323)
Account charges                                                                 (732)                  (172)
                                                                --------------------   --------------------
Increase (decrease)                                                          151,376                490,106
                                                                --------------------   --------------------
Net increase (decrease)                                                      111,411                502,478
Net assets, beginning                                                        502,478                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            613,889   $            502,478
                                                                ====================   ====================

Units sold                                                                   254,694                659,176
Units redeemed                                                              (118,124)              (216,209)
                                                                --------------------   --------------------
Net increase (decrease)                                                      136,570                442,967
Units outstanding, beginning                                                 442,967                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    579,537                442,967
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,011,318
Cost of units redeemed/account charges                                                             (369,836)
Net investment income (loss)                                                                          2,007
Net realized gain (loss)                                                                            (11,711)
Realized gain distributions                                                                          61,534
Net change in unrealized appreciation (depreciation)                                                (79,423)
                                                                                       --------------------
Net assets                                                                             $            613,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06               580   $           614              1.25%             -6.6%
12/31/2014                        1.13               443               502              1.25%              9.6%
12/31/2013                        1.03                 0                 0              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%             -6.4%
12/31/2014                        1.14                 0                 0              1.00%              9.9%
12/31/2013                        1.04                 0                 0              1.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%             -6.2%
12/31/2014                        1.14                 0                 0              0.75%             10.2%
12/31/2013                        1.04                 0                 0              0.75%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%             -5.9%
12/31/2014                        1.14                 0                 0              0.50%             10.4%
12/31/2013                        1.04                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%             -5.7%
12/31/2014                        1.15                 0                 0              0.25%             10.7%
12/31/2013                        1.04                 0                 0              0.25%              3.6%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%             -5.4%
12/31/2014                        1.15                 0                 0              0.00%             11.0%
12/31/2013                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               0.8%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR DIVIDEND GROWTH FUND T CLASS - 315805630

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,291,779   $     1,248,398            81,041
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,291,804
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       900,443           440,446   $          2.04
Band 100                                                       391,361           185,661              2.11
Band 75                                                              0                 0              2.17
Band 50                                                              0                 0              2.24
Band 25                                                              0                 0              2.31
Band 0                                                               0                 0              2.42
                                                       ---------------   ---------------
 Total                                                 $     1,291,804           626,107
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,561
Mortality & expense charges                                                                        (16,203)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,642)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            49,368
Realized gain distributions                                                                         81,622
Net change in unrealized appreciation (depreciation)                                              (156,326)
                                                                                           ---------------
Net gain (loss)                                                                                    (25,336)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (30,978)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,642)  $             (4,639)
Net realized gain (loss)                                                      49,368                 42,608
Realized gain distributions                                                   81,622                127,795
Net change in unrealized appreciation (depreciation)                        (156,326)               (41,333)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (30,978)               124,431
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     234,860                270,169
Cost of units redeemed                                                      (238,035)              (168,033)
Account charges                                                                 (411)                  (206)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,586)               101,930
                                                                --------------------   --------------------
Net increase (decrease)                                                      (34,564)               226,361
Net assets, beginning                                                      1,326,368              1,100,007
                                                                --------------------   --------------------
Net assets, ending                                              $          1,291,804   $          1,326,368
                                                                ====================   ====================

Units sold                                                                   117,979                342,092
Units redeemed                                                              (119,135)              (291,748)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,156)                50,344
Units outstanding, beginning                                                 627,263                576,919
                                                                --------------------   --------------------
Units outstanding, ending                                                    626,107                627,263
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,736,051
Cost of units redeemed/account charges                                                           (1,875,179)
Net investment income (loss)                                                                        (47,873)
Net realized gain (loss)                                                                            182,640
Realized gain distributions                                                                         252,784
Net change in unrealized appreciation (depreciation)                                                 43,381
                                                                                       --------------------
Net assets                                                                             $          1,291,804
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04               440   $           900              1.25%             -2.4%
12/31/2014                        2.10               425               890              1.25%              9.9%
12/31/2013                        1.91               574             1,095              1.25%             29.2%
12/31/2012                        1.48               513               757              1.25%             16.7%
12/31/2011                        1.26               442               559              1.25%            -10.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.11               186   $           391              1.00%             -2.2%
12/31/2014                        2.15               202               436              1.00%             10.2%
12/31/2013                        1.96                 2                 5              1.00%             29.5%
12/31/2012                        1.51                 2                 3              1.00%             16.9%
12/31/2011                        1.29                 2                 2              1.00%             -9.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.17                 0   $             0              0.75%             -1.9%
12/31/2014                        2.22                 0                 0              0.75%             10.5%
12/31/2013                        2.01                 0                 0              0.75%             29.9%
12/31/2012                        1.55                 0                 0              0.75%             17.2%
12/31/2011                        1.32                 0                 0              0.75%             -9.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.24                 0   $             0              0.50%             -1.7%
12/31/2014                        2.28                 0                 0              0.50%             10.7%
12/31/2013                        2.06                 0                 0              0.50%             30.2%
12/31/2012                        1.58                 0                 0              0.50%             17.5%
12/31/2011                        1.35                 0                 0              0.50%             -9.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.25%             -1.4%
12/31/2014                        2.34                 0                 0              0.25%             11.0%
12/31/2013                        2.11                 0                 0              0.25%             30.5%
12/31/2012                        1.62                 0                 0              0.25%             17.8%
12/31/2011                        1.37                 0                 0              0.25%             -9.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.00%             -1.2%
12/31/2014                        2.45                 0                 0              0.00%             11.3%
12/31/2013                        2.20                 0                 0              0.00%             30.8%
12/31/2012                        1.68                 0                 0              0.00%             18.1%
12/31/2011                        1.42                 0                 0              0.00%             -9.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.9%
                2013               0.4%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR EQUITY GROWTH FUND T CLASS-315805200

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,047,681   $     1,435,742            21,474
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (539)
                                                       ---------------
Net assets                                             $     2,047,142
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       765,329           382,796   $          2.00
Band 100                                                        32,301            15,693              2.06
Band 75                                                              0                 0              2.12
Band 50                                                      1,249,512           572,767              2.18
Band 25                                                              0                 0              2.25
Band 0                                                               0                 0              2.31
                                                       ---------------   ---------------
 Total                                                 $     2,047,142           971,256
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (16,597)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,597)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           205,347
Realized gain distributions                                                                         47,777
Net change in unrealized appreciation (depreciation)                                              (121,343)
                                                                                           ---------------
Net gain (loss)                                                                                    131,781
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       115,184
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                   PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,597)   $            (15,266)
Net realized gain (loss)                                                     205,347                 141,329
Realized gain distributions                                                   47,777                       0
Net change in unrealized appreciation (depreciation)                        (121,343)                 52,470
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            115,184                 178,533
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     371,563                 381,016
Cost of units redeemed                                                      (532,224)               (344,507)
Account charges                                                                 (326)                   (268)
                                                                --------------------    --------------------
Increase (decrease)                                                         (160,987)                 36,241
                                                                --------------------    --------------------
Net increase (decrease)                                                      (45,803)                214,774
Net assets, beginning                                                      2,092,945               1,878,171
                                                                --------------------    --------------------
Net assets, ending                                              $          2,047,142    $          2,092,945
                                                                ====================    ====================

Units sold                                                                   188,995                 204,284
Units redeemed                                                              (266,407)               (186,808)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (77,412)                 17,476
Units outstanding, beginning                                               1,048,668               1,031,192
                                                                --------------------    --------------------
Units outstanding, ending                                                    971,256               1,048,668
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $          3,321,455
Cost of units redeemed/account charges                                                            (2,341,215)
Net investment income (loss)                                                                        (101,495)
Net realized gain (loss)                                                                             508,681
Realized gain distributions                                                                           47,777
Net change in unrealized appreciation (depreciation)                                                 611,939
                                                                                        --------------------
Net assets                                                                              $          2,047,142
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.00               383   $           765              1.25%               5.2%
12/31/2014                        1.90               397               755              1.25%               9.3%
12/31/2013                        1.74               381               662              1.25%              33.7%
12/31/2012                        1.30               468               608              1.25%              12.6%
12/31/2011                        1.16               513               593              1.25%              -1.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                16   $            32              1.00%               5.4%
12/31/2014                        1.95                29                57              1.00%               9.6%
12/31/2013                        1.78                 0                 0              1.00%              34.0%
12/31/2012                        1.33                 0                 0              1.00%              12.9%
12/31/2011                        1.18                 0                 0              1.00%              -1.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.75%               5.7%
12/31/2014                        2.00                 0                 0              0.75%               9.8%
12/31/2013                        1.82                 0                 0              0.75%              34.4%
12/31/2012                        1.36                 0                 0              0.75%              13.2%
12/31/2011                        1.20                 0                 0              0.75%              -1.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.18               573   $         1,250              0.50%               6.0%
12/31/2014                        2.06               622             1,281              0.50%              10.1%
12/31/2013                        1.87               650             1,216              0.50%              34.7%
12/31/2012                        1.39               674               936              0.50%              13.4%
12/31/2011                        1.22               672               822              0.50%              -0.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.25                 0   $             0              0.25%               6.2%
12/31/2014                        2.11                 0                 0              0.25%              10.4%
12/31/2013                        1.91                 0                 0              0.25%              35.0%
12/31/2012                        1.42                 0                 0              0.25%              13.7%
12/31/2011                        1.25                 0                 0              0.25%              -0.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.00%               6.5%
12/31/2014                        2.17                 0                 0              0.00%              10.7%
12/31/2013                        1.96                 0                 0              0.00%              35.4%
12/31/2012                        1.45                 0                 0              0.00%              14.0%
12/31/2011                        1.27                 0                 0              0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR EQUITY INCOME FUND T CLASS-315808204

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       927,418   $       838,840            32,037
                                                                         ===============   ===============
Receivables: investments sold                                      721
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       928,139
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       619,861           307,098   $          2.02
Band 100                                                        16,881             8,111              2.08
Band 75                                                              0                 0              2.15
Band 50                                                        291,397           131,688              2.21
Band 25                                                              0                 0              2.28
Band 0                                                               0                 0              2.38
                                                       ---------------   ---------------
 Total                                                 $       928,139           446,897
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        26,806
Mortality & expense charges                                                                        (10,216)
                                                                                           ---------------
Net investment income (loss)                                                                        16,590
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            66,574
Realized gain distributions                                                                         62,546
Net change in unrealized appreciation (depreciation)                                              (201,933)
                                                                                           ---------------
Net gain (loss)                                                                                    (72,813)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (56,223)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,590    $             11,874
Net realized gain (loss)                                                      66,574                  69,144
Realized gain distributions                                                   62,546                  29,441
Net change in unrealized appreciation (depreciation)                        (201,933)                (32,006)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (56,223)                 78,453
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     143,581                 131,580
Cost of units redeemed                                                      (277,501)               (218,151)
Account charges                                                                 (419)                   (394)
                                                                --------------------    --------------------
Increase (decrease)                                                         (134,339)                (86,965)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (190,562)                 (8,512)
Net assets, beginning                                                      1,118,701               1,127,213
                                                                --------------------    --------------------
Net assets, ending                                              $            928,139    $          1,118,701
                                                                ====================    ====================

Units sold                                                                    67,109                  62,766
Units redeemed                                                              (125,899)               (102,131)
                                                                --------------------    --------------------
Net increase (decrease)                                                      (58,790)                (39,365)
Units outstanding, beginning                                                 505,687                 545,052
                                                                --------------------    --------------------
Units outstanding, ending                                                    446,897                 505,687
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                $          2,252,375
Cost of units redeemed/account charges                                                            (1,758,655)
Net investment income (loss)                                                                          73,035
Net realized gain (loss)                                                                              67,553
Realized gain distributions                                                                          205,253
Net change in unrealized appreciation (depreciation)                                                  88,578
                                                                                        --------------------
Net assets                                                                              $            928,139
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.02               307   $           620              1.25%              -5.8%
12/31/2014                        2.14               319               684              1.25%               6.8%
12/31/2013                        2.01               336               674              1.25%              25.7%
12/31/2012                        1.60               360               574              1.25%              15.1%
12/31/2011                        1.39               401               556              1.25%              -1.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.08                 8   $            17              1.00%              -5.6%
12/31/2014                        2.20                 0                 0              1.00%               7.1%
12/31/2013                        2.06                 0                 0              1.00%              26.0%
12/31/2012                        1.63                 0                 0              1.00%              15.4%
12/31/2011                        1.42                 0                 0              1.00%              -0.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.15                 0   $             0              0.75%              -5.3%
12/31/2014                        2.27                 0                 0              0.75%               7.3%
12/31/2013                        2.11                 0                 0              0.75%              26.3%
12/31/2012                        1.67                 0                 0              0.75%              15.7%
12/31/2011                        1.45                 0                 0              0.75%              -0.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.21               132   $           291              0.50%              -5.1%
12/31/2014                        2.33               187               435              0.50%               7.6%
12/31/2013                        2.17               209               454              0.50%              26.6%
12/31/2012                        1.71               231               395              0.50%              16.0%
12/31/2011                        1.48               344               508              0.50%              -0.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.25%              -4.8%
12/31/2014                        2.40                 0                 0              0.25%               7.9%
12/31/2013                        2.22                 0                 0              0.25%              26.9%
12/31/2012                        1.75                 0                 0              0.25%              16.3%
12/31/2011                        1.51                 0                 0              0.25%               0.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.38                 0   $             0              0.00%              -4.6%
12/31/2014                        2.50                 0                 0              0.00%               8.1%
12/31/2013                        2.31                 0                 0              0.00%              27.2%
12/31/2012                        1.81                 0                 0              0.00%              16.6%
12/31/2011                        1.56                34                53              0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               2.0%
                2013               1.8%
                2012               2.2%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND T CLASS-315792879

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,647,627   $     2,618,069           226,614
                                                                         ===============   ===============
Receivables: investments sold                                    3,764
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,651,391
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,684,179         1,240,865   $          1.36
Band 100                                                       511,579           366,846              1.39
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.51
Band 0                                                         455,633           293,175              1.55
                                                       ---------------   ---------------
 Total                                                 $     2,651,391         1,900,886
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        39,313
Mortality & expense charges                                                                        (30,585)
                                                                                           ---------------
Net investment income (loss)                                                                         8,728
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           123,399
Realized gain distributions                                                                        103,998
Net change in unrealized appreciation (depreciation)                                              (287,931)
                                                                                           ---------------
Net gain (loss)                                                                                    (60,534)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (51,806)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,728    $              6,382
Net realized gain (loss)                                                     123,399                 388,202
Realized gain distributions                                                  103,998                 159,575
Net change in unrealized appreciation (depreciation)                        (287,931)               (450,406)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (51,806)                103,753
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     352,350                 591,097
Cost of units redeemed                                                      (960,939)             (2,478,668)
Account charges                                                                 (716)                 (1,662)
                                                                --------------------    --------------------
Increase (decrease)                                                         (609,305)             (1,889,233)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (661,111)             (1,785,480)
Net assets, beginning                                                      3,312,502               5,097,982
                                                                --------------------    --------------------
Net assets, ending                                              $          2,651,391    $          3,312,502
                                                                ====================    ====================

Units sold                                                                   255,789                 443,021
Units redeemed                                                              (692,109)             (1,838,715)
                                                                --------------------    --------------------
Net increase (decrease)                                                     (436,320)             (1,395,694)
Units outstanding, beginning                                               2,337,206               3,732,900
                                                                --------------------    --------------------
Units outstanding, ending                                                  1,900,886               2,337,206
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         19,537,807
Cost of units redeemed/account charges                                                           (19,160,455)
Net investment income (loss)                                                                         195,450
Net realized gain (loss)                                                                           1,121,563
Realized gain distributions                                                                          927,468
Net change in unrealized appreciation (depreciation)                                                  29,558
                                                                                        --------------------
Net assets                                                                              $          2,651,391
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.36             1,241   $         1,684              1.25%              -2.4%
12/31/2014                        1.39             1,658             2,305              1.25%               2.8%
12/31/2013                        1.35             3,012             4,071              1.25%               8.9%
12/31/2012                        1.24             5,413             6,719              1.25%               8.3%
12/31/2011                        1.15             6,003             6,879              1.25%              -1.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39               367   $           512              1.00%              -2.1%
12/31/2014                        1.42               404               576              1.00%               3.1%
12/31/2013                        1.38               482               666              1.00%               9.2%
12/31/2012                        1.27               528               669              1.00%               8.6%
12/31/2011                        1.17               539               628              1.00%              -1.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%              -1.9%
12/31/2014                        1.46                 0                 0              0.75%               3.3%
12/31/2013                        1.41                 0                 0              0.75%               9.4%
12/31/2012                        1.29                 0                 0              0.75%               8.9%
12/31/2011                        1.19                 0                 0              0.75%              -1.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%              -1.6%
12/31/2014                        1.50                 0                 0              0.50%               3.6%
12/31/2013                        1.44                 0                 0              0.50%               9.7%
12/31/2012                        1.32                 0                 0              0.50%               9.1%
12/31/2011                        1.21                 0                 0              0.50%              -1.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%              -1.4%
12/31/2014                        1.53                 0                 0              0.25%               3.9%
12/31/2013                        1.48                 0                 0              0.25%              10.0%
12/31/2012                        1.34                 0                 0              0.25%               9.4%
12/31/2011                        1.23                 0                 0              0.25%              -0.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55               293   $           456              0.00%              -1.1%
12/31/2014                        1.57               275               431              0.00%               4.1%
12/31/2013                        1.51               239               361              0.00%              10.3%
12/31/2012                        1.37               564               771              0.00%               9.7%
12/31/2011                        1.25               874             1,091              0.00%              -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.1%
                2013               0.7%
                2012               1.1%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND T CLASS-315792556

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,585,797   $     4,573,035           392,444
                                                                         ===============   ===============
Receivables: investments sold                                    1,882
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,587,679
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,632,296         2,628,162   $          1.38
Band 100                                                       360,987           254,208              1.42
Band 75                                                              0                 0              1.46
Band 50                                                        103,022            68,724              1.50
Band 25                                                              0                 0              1.54
Band 0                                                         491,374           310,502              1.58
                                                       ---------------   ---------------
 Total                                                 $     4,587,679         3,261,596
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        68,868
Mortality & expense charges                                                                        (63,473)
                                                                                           ---------------
Net investment income (loss)                                                                         5,395
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           505,076
Realized gain distributions                                                                        184,000
Net change in unrealized appreciation (depreciation)                                              (746,861)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,785)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (52,390)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,395    $             11,970
Net realized gain (loss)                                                     505,076                 800,166
Realized gain distributions                                                  184,000                 407,139
Net change in unrealized appreciation (depreciation)                        (746,861)               (933,320)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                            (52,390)                285,955
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                     495,047               1,228,319
Cost of units redeemed                                                    (3,582,569)             (5,223,543)
Account charges                                                               (2,083)                 (4,782)
                                                                --------------------    --------------------
Increase (decrease)                                                       (3,089,605)             (4,000,006)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (3,141,995)             (3,714,051)
Net assets, beginning                                                      7,729,674              11,443,725
                                                                --------------------    --------------------
Net assets, ending                                              $          4,587,679    $           7,729,674
                                                                ====================    ====================

Units sold                                                                   388,583               1,126,189
Units redeemed                                                            (2,489,010)             (4,013,307)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (2,100,427)             (2,887,118)
Units outstanding, beginning                                               5,362,023               8,249,141
                                                                --------------------    --------------------
Units outstanding, ending                                                  3,261,596               5,362,023
                                                                ====================    ====================

                             CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         31,089,465
Cost of units redeemed/account charges                                                           (32,252,423)
Net investment income (loss)                                                                         159,785
Net realized gain (loss)                                                                           3,689,936
Realized gain distributions                                                                        1,888,154
Net change in unrealized appreciation (depreciation)                                                  12,762
                                                                                        --------------------
Net assets                                                                              $          4,587,679
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38             2,628   $         3,632              1.25%              -2.3%
12/31/2014                        1.42             4,322             6,117              1.25%               3.1%
12/31/2013                        1.37             7,464            10,246              1.25%               9.7%
12/31/2012                        1.25            12,404            15,527              1.25%               8.6%
12/31/2011                        1.15            14,123            16,272              1.25%              -2.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42               254   $           361              1.00%              -2.1%
12/31/2014                        1.45               320               464              1.00%               3.4%
12/31/2013                        1.40                 0                 0              1.00%               9.9%
12/31/2012                        1.28                 0                 0              1.00%               8.9%
12/31/2011                        1.17                 0                 0              1.00%              -1.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%              -1.9%
12/31/2014                        1.49                 0                 0              0.75%               3.6%
12/31/2013                        1.43                 0                 0              0.75%              10.2%
12/31/2012                        1.30                 0                 0              0.75%               9.2%
12/31/2011                        1.19                 0                 0              0.75%              -1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                69   $           103              0.50%              -1.6%
12/31/2014                        1.52                47                72              0.50%               3.9%
12/31/2013                        1.47                89               131              0.50%              10.5%
12/31/2012                        1.33                58                77              0.50%               9.5%
12/31/2011                        1.21                29                35              0.50%              -1.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%              -1.4%
12/31/2014                        1.56                 0                 0              0.25%               4.1%
12/31/2013                        1.50                 0                 0              0.25%              10.8%
12/31/2012                        1.35                 0                 0              0.25%               9.7%
12/31/2011                        1.23                 0                 0              0.25%              -1.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58               311   $           491              0.00%              -1.1%
12/31/2014                        1.60               672             1,076              0.00%               4.4%
12/31/2013                        1.53               696             1,067              0.00%              11.0%
12/31/2012                        1.38               926             1,278              0.00%              10.0%
12/31/2011                        1.25               715               898              0.00%              -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.2%
                2013               0.7%
                2012               1.1%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND T CLASS-315792820

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,498,386   $    11,024,402           926,544
                                                                         ===============   ===============
Receivables: investments sold                                    9,297
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,507,683
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,189,529         5,968,101   $          1.37
Band 100                                                     2,004,387         1,421,674              1.41
Band 75                                                              0                 0              1.45
Band 50                                                        872,635           586,307              1.49
Band 25                                                              0                 0              1.53
Band 0                                                         441,132           280,752              1.57
                                                       ---------------   ---------------
 Total                                                 $    11,507,683         8,256,834
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       164,965
Mortality & expense charges                                                                       (140,635)
                                                                                           ---------------
Net investment income (loss)                                                                        24,330
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           587,314
Realized gain distributions                                                                        386,421
Net change in unrealized appreciation (depreciation)                                            (1,235,767)
                                                                                           ---------------
Net gain (loss)                                                                                   (262,032)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (237,702)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,330    $             31,135
Net realized gain (loss)                                                     587,314                 998,821
Realized gain distributions                                                  386,421                 656,752
Net change in unrealized appreciation (depreciation)                      (1,235,767)             (1,213,643)
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations                           (237,702)                473,065
                                                                --------------------    --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,493,232               2,873,750
Cost of units redeemed                                                    (3,449,652)             (5,709,738)
Account charges                                                               (4,007)                 (6,437)
                                                                --------------------    --------------------
Increase (decrease)                                                       (1,960,427)             (2,842,425)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (2,198,129)             (2,369,360)
Net assets, beginning                                                     13,705,812              16,075,172
                                                                --------------------    --------------------
Net assets, ending                                              $         11,507,683    $         13,705,812
                                                                ====================    ====================

Units sold                                                                 1,150,378               2,562,112
Units redeemed                                                            (2,508,561)             (4,661,212)
                                                                --------------------    --------------------
Net increase (decrease)                                                   (1,358,183)             (2,099,100)
Units outstanding, beginning                                               9,615,017              11,714,117
                                                                --------------------    --------------------
Units outstanding, ending                                                  8,256,834               9,615,017
                                                                ====================    ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                                $         38,311,696
Cost of units redeemed/account charges                                                           (33,211,063)
Net investment income (loss)                                                                         364,900
Net realized gain (loss)                                                                           2,648,167
Realized gain distributions                                                                        2,919,999
Net change in unrealized appreciation (depreciation)                                                 473,984
                                                                                        --------------------
Net assets                                                                              $         11,507,683
                                                                                        ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37             5,968   $         8,190              1.25%              -2.4%
12/31/2014                        1.41             7,199            10,119              1.25%               3.3%
12/31/2013                        1.36            10,029            13,647              1.25%              10.9%
12/31/2012                        1.23            14,037            17,222              1.25%               9.6%
12/31/2011                        1.12            14,968            16,755              1.25%              -2.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41             1,422   $         2,004              1.00%              -2.1%
12/31/2014                        1.44             1,418             2,042              1.00%               3.6%
12/31/2013                        1.39               916             1,275              1.00%              11.2%
12/31/2012                        1.25             1,023             1,280              1.00%               9.9%
12/31/2011                        1.14               939             1,069              1.00%              -2.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%              -1.9%
12/31/2014                        1.48                 0                 0              0.75%               3.8%
12/31/2013                        1.42                 0                 0              0.75%              11.5%
12/31/2012                        1.28                 0                 0              0.75%              10.2%
12/31/2011                        1.16                 0                 0              0.75%              -2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49               586   $           873              0.50%              -1.6%
12/31/2014                        1.51               570               863              0.50%               4.1%
12/31/2013                        1.45               243               353              0.50%              11.7%
12/31/2012                        1.30               219               284              0.50%              10.4%
12/31/2011                        1.18               180               212              0.50%              -2.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%              -1.4%
12/31/2014                        1.55                 0                 0              0.25%               4.3%
12/31/2013                        1.49                 0                 0              0.25%              12.0%
12/31/2012                        1.33                 0                 0              0.25%              10.7%
12/31/2011                        1.20                 0                 0              0.25%              -1.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57               281   $           441              0.00%              -1.2%
12/31/2014                        1.59               429               681              0.00%               4.6%
12/31/2013                        1.52               526               800              0.00%              12.3%
12/31/2012                        1.35             1,235             1,671              0.00%              11.0%
12/31/2011                        1.22             2,838             3,460              0.00%              -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.3%
                2013               0.8%
                2012               1.1%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND T CLASS - 315792499

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,907,340   $     7,815,878           645,281
                                                                         ===============   ===============
Receivables: investments sold                                    3,814
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,911,154
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,231,992         3,686,971   $          1.42
Band 100                                                       560,122           384,174              1.46
Band 75                                                              0                 0              1.50
Band 50                                                        321,336           208,772              1.54
Band 25                                                              0                 0              1.58
Band 0                                                       1,797,704         1,106,386              1.62
                                                       ---------------   ---------------
 Total                                                 $     7,911,154         5,386,303
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       103,309
Mortality & expense charges                                                                        (82,762)
                                                                                           ---------------
Net investment income (loss)                                                                        20,547
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           426,344
Realized gain distributions                                                                        271,456
Net change in unrealized appreciation (depreciation)                                              (857,656)
                                                                                           ---------------
Net gain (loss)                                                                                   (159,856)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (139,309)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,547   $             24,901
Net realized gain (loss)                                                     426,344                800,213
Realized gain distributions                                                  271,456                485,627
Net change in unrealized appreciation (depreciation)                        (857,656)              (948,133)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (139,309)               362,608
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,327,286              2,181,136
Cost of units redeemed                                                    (2,775,320)            (4,808,333)
Account charges                                                               (2,427)                (3,129)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,450,461)            (2,630,326)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,589,770)            (2,267,718)
Net assets, beginning                                                      9,500,924             11,768,642
                                                                --------------------   --------------------
Net assets, ending                                              $          7,911,154   $          9,500,924
                                                                ====================   ====================

Units sold                                                                   879,003              2,043,329
Units redeemed                                                            (1,871,490)            (3,934,977)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (992,487)            (1,891,648)
Units outstanding, beginning                                               6,378,790              8,270,438
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,386,303              6,378,790
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         29,091,598
Cost of units redeemed/account charges                                                          (26,767,836)
Net investment income (loss)                                                                        184,069
Net realized gain (loss)                                                                          3,191,682
Realized gain distributions                                                                       2,120,179
Net change in unrealized appreciation (depreciation)                                                 91,462
                                                                                       --------------------
Net assets                                                                             $          7,911,154
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42             3,687   $         5,232              1.25%             -2.3%
12/31/2014                        1.45             4,654             6,762              1.25%              3.6%
12/31/2013                        1.40             7,226            10,138              1.25%             14.1%
12/31/2012                        1.23            10,735            13,199              1.25%             11.0%
12/31/2011                        1.11            11,461            12,694              1.25%             -4.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46               384   $           560              1.00%             -2.1%
12/31/2014                        1.49               531               790              1.00%              3.8%
12/31/2013                        1.43                 0                 0              1.00%             14.4%
12/31/2012                        1.25                 0                 0              1.00%             11.3%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -1.8%
12/31/2014                        1.53                 0                 0              0.75%              4.1%
12/31/2013                        1.47                 0                 0              0.75%             14.7%
12/31/2012                        1.28                 0                 0              0.75%             11.6%
12/31/2011                        1.15                 0                 0              0.75%             -3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54               209   $           321              0.50%             -1.6%
12/31/2014                        1.56               171               267              0.50%              4.3%
12/31/2013                        1.50                98               148              0.50%             15.0%
12/31/2012                        1.30               101               131              0.50%             11.8%
12/31/2011                        1.17                 4                 5              0.50%             -3.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%             -1.4%
12/31/2014                        1.60                 0                 0              0.25%              4.6%
12/31/2013                        1.53                 0                 0              0.25%             15.3%
12/31/2012                        1.33                 0                 0              0.25%             12.1%
12/31/2011                        1.19                 0                 0              0.25%             -3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62             1,106   $         1,798              0.00%             -1.1%
12/31/2014                        1.64             1,023             1,681              0.00%              4.9%
12/31/2013                        1.57               946             1,483              0.00%             15.6%
12/31/2012                        1.36             1,361             1,845              0.00%             12.4%
12/31/2011                        1.21             1,514             1,826              0.00%             -2.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.2%
                2013               0.8%
                2012               1.3%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND T CLASS - 315792762

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,619,793   $    10,014,814           820,831
                                                                         ===============   ===============
Receivables: investments sold                                    9,975
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,629,768
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,483,340         5,365,301   $          1.39
Band 100                                                     1,400,477           977,226              1.43
Band 75                                                              0                 0              1.47
Band 50                                                        172,366           113,929              1.51
Band 25                                                              0                 0              1.55
Band 0                                                       1,573,585           985,252              1.60
                                                       ---------------   ---------------
 Total                                                 $    10,629,768         7,441,708
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       125,393
Mortality & expense charges                                                                       (120,518)
                                                                                           ---------------
Net investment income (loss)                                                                         4,875
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           669,725
Realized gain distributions                                                                        411,119
Net change in unrealized appreciation (depreciation)                                            (1,280,940)
                                                                                           ---------------
Net gain (loss)                                                                                   (200,096)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (195,221)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,875   $             12,543
Net realized gain (loss)                                                     669,725              1,070,442
Realized gain distributions                                                  411,119                628,105
Net change in unrealized appreciation (depreciation)                      (1,280,940)            (1,249,721)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (195,221)               461,369
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,587,923              2,459,150
Cost of units redeemed                                                    (3,382,921)            (5,118,429)
Account charges                                                               (4,632)                (6,297)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,799,630)            (2,665,576)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,994,851)            (2,204,207)
Net assets, beginning                                                     12,624,619             14,828,826
                                                                --------------------   --------------------
Net assets, ending                                              $         10,629,768   $         12,624,619
                                                                ====================   ====================

Units sold                                                                 1,124,397              1,829,003
Units redeemed                                                            (2,349,952)            (3,784,667)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,225,555)            (1,955,664)
Units outstanding, beginning                                               8,667,263             10,622,927
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,441,708              8,667,263
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         35,101,030
Cost of units redeemed/account charges                                                          (30,547,598)
Net investment income (loss)                                                                        207,038
Net realized gain (loss)                                                                          2,539,044
Realized gain distributions                                                                       2,725,275
Net change in unrealized appreciation (depreciation)                                                604,979
                                                                                       --------------------
Net assets                                                                             $         10,629,768
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39             5,365   $         7,483              1.25%             -2.4%
12/31/2014                        1.43             6,665             9,522              1.25%              3.6%
12/31/2013                        1.38             8,881            12,244              1.25%             15.5%
12/31/2012                        1.19            11,954            14,265              1.25%             11.4%
12/31/2011                        1.07            12,480            13,369              1.25%             -4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43               977   $         1,400              1.00%             -2.1%
12/31/2014                        1.46               821             1,202              1.00%              3.9%
12/31/2013                        1.41               703               991              1.00%             15.8%
12/31/2012                        1.22               664               808              1.00%             11.7%
12/31/2011                        1.09               607               662              1.00%             -4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%             -1.9%
12/31/2014                        1.50                 0                 0              0.75%              4.1%
12/31/2013                        1.44                 0                 0              0.75%             16.1%
12/31/2012                        1.24                 0                 0              0.75%             11.9%
12/31/2011                        1.11                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               114   $           172              0.50%             -1.6%
12/31/2014                        1.54                92               141              0.50%              4.4%
12/31/2013                        1.47                90               132              0.50%             16.4%
12/31/2012                        1.27                26                33              0.50%             12.2%
12/31/2011                        1.13                13                15              0.50%             -3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -1.4%
12/31/2014                        1.58                 0                 0              0.25%              4.7%
12/31/2013                        1.51                 0                 0              0.25%             16.7%
12/31/2012                        1.29                 0                 0              0.25%             12.5%
12/31/2011                        1.15                 0                 0              0.25%             -3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60               985   $         1,574              0.00%             -1.1%
12/31/2014                        1.62             1,089             1,759              0.00%              4.9%
12/31/2013                        1.54               950             1,462              0.00%             17.0%
12/31/2012                        1.32             1,386             1,824              0.00%             12.8%
12/31/2011                        1.17             2,180             2,544              0.00%             -3.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.1%
                2013               1.0%
                2012               1.3%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND T CLASS - 315792440

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,203,817   $     5,089,668           421,954
                                                                         ===============   ===============
Receivables: investments sold                                    3,106
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,206,923
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,865,048         2,729,255   $          1.42
Band 100                                                       597,380           410,556              1.46
Band 75                                                              0                 0              1.50
Band 50                                                         49,454            32,196              1.54
Band 25                                                              0                 0              1.58
Band 0                                                         695,041           428,614              1.62
                                                       ---------------   ---------------
 Total                                                 $     5,206,923         3,600,621
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        58,828
Mortality & expense charges                                                                        (62,848)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,020)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           414,882
Realized gain distributions                                                                        202,485
Net change in unrealized appreciation (depreciation)                                              (709,424)
                                                                                           ---------------
Net gain (loss)                                                                                    (92,057)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (96,077)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,020)  $              2,730
Net realized gain (loss)                                                     414,882                752,448
Realized gain distributions                                                  202,485                368,811
Net change in unrealized appreciation (depreciation)                        (709,424)              (868,037)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (96,077)               255,952
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     978,833              1,556,871
Cost of units redeemed                                                    (2,371,985)            (3,840,469)
Account charges                                                               (3,421)                (4,187)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,396,573)            (2,287,785)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,492,650)            (2,031,833)
Net assets, beginning                                                      6,699,573              8,731,406
                                                                --------------------   --------------------
Net assets, ending                                              $          5,206,923   $          6,699,573
                                                                ====================   ====================

Units sold                                                                   662,696              1,434,866
Units redeemed                                                            (1,569,355)            (3,079,238)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (906,659)            (1,644,372)
Units outstanding, beginning                                               4,507,280              6,151,652
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,600,621              4,507,280
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,417,753
Cost of units redeemed/account charges                                                          (17,436,442)
Net investment income (loss)                                                                         69,593
Net realized gain (loss)                                                                          2,426,173
Realized gain distributions                                                                       1,615,697
Net change in unrealized appreciation (depreciation)                                                114,149
                                                                                       --------------------
Net assets                                                                             $          5,206,923
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42             2,729   $         3,865              1.25%             -2.5%
12/31/2014                        1.45             3,337             4,847              1.25%              3.7%
12/31/2013                        1.40             5,443             7,624              1.25%             18.1%
12/31/2012                        1.19             7,260             8,609              1.25%             12.2%
12/31/2011                        1.06             7,923             8,371              1.25%             -5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46               411   $           597              1.00%             -2.2%
12/31/2014                        1.49               435               648              1.00%              3.9%
12/31/2013                        1.43                 0                 0              1.00%             18.4%
12/31/2012                        1.21                 0                 0              1.00%             12.5%
12/31/2011                        1.07                 0                 0              1.00%             -5.7%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -2.0%
12/31/2014                        1.53                 0                 0              0.75%              4.2%
12/31/2013                        1.46                 0                 0              0.75%             18.7%
12/31/2012                        1.23                 0                 0              0.75%             12.8%
12/31/2011                        1.09                 0                 0              0.75%             -5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                32   $            49              0.50%             -1.8%
12/31/2014                        1.56                25                40              0.50%              4.5%
12/31/2013                        1.50                19                28              0.50%             19.0%
12/31/2012                        1.26                12                15              0.50%             13.1%
12/31/2011                        1.11                 6                 6              0.50%             -5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%             -1.5%
12/31/2014                        1.60                 0                 0              0.25%              4.7%
12/31/2013                        1.53                 0                 0              0.25%             19.3%
12/31/2012                        1.28                 0                 0              0.25%             13.4%
12/31/2011                        1.13                 0                 0              0.25%             -5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62               429   $           695              0.00%             -1.3%
12/31/2014                        1.64               710             1,165              0.00%              5.0%
12/31/2013                        1.56               690             1,079              0.00%             19.6%
12/31/2012                        1.31             1,584             2,071              0.00%             13.6%
12/31/2011                        1.15             1,574             1,812              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.0%
                2013               0.8%
                2012               1.2%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND T CLASS - 315792713

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,266,358   $     6,151,115           472,987
                                                                         ===============   ===============
Receivables: investments sold                                    5,457
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,271,815
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,068,135         2,883,311   $          1.41
Band 100                                                       688,701           475,066              1.45
Band 75                                                              0                 0              1.49
Band 50                                                         70,291            45,930              1.53
Band 25                                                              0                 0              1.57
Band 0                                                       1,444,688           894,197              1.62
                                                       ---------------   ---------------
 Total                                                 $     6,271,815         4,298,504
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        70,033
Mortality & expense charges                                                                        (67,267)
                                                                                           ---------------
Net investment income (loss)                                                                         2,766
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           810,356
Realized gain distributions                                                                        248,870
Net change in unrealized appreciation (depreciation)                                            (1,113,901)
                                                                                           ---------------
Net gain (loss)                                                                                    (54,675)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (51,909)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,766   $             18,391
Net realized gain (loss)                                                     810,356              1,044,407
Realized gain distributions                                                  248,870                499,275
Net change in unrealized appreciation (depreciation)                      (1,113,901)            (1,184,011)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (51,909)               378,062
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,202,106              1,993,531
Cost of units redeemed                                                    (4,160,289)            (5,318,583)
Account charges                                                               (6,486)               (10,231)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,964,669)            (3,335,283)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,016,578)            (2,957,221)
Net assets, beginning                                                      9,288,393             12,245,614
                                                                --------------------   --------------------
Net assets, ending                                              $          6,271,815   $          9,288,393
                                                                ====================   ====================

Units sold                                                                   826,107              1,620,061
Units redeemed                                                            (2,697,813)            (3,958,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,871,706)            (2,338,430)
Units outstanding, beginning                                               6,170,210              8,508,640
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,298,504              6,170,210
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         27,921,577
Cost of units redeemed/account charges                                                          (27,343,639)
Net investment income (loss)                                                                        253,652
Net realized gain (loss)                                                                          2,958,160
Realized gain distributions                                                                       2,366,822
Net change in unrealized appreciation (depreciation)                                                115,243
                                                                                       --------------------
Net assets                                                                             $          6,271,815
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41             2,883   $         4,068              1.25%             -2.5%
12/31/2014                        1.45             3,874             5,604              1.25%              3.6%
12/31/2013                        1.40             6,098             8,512              1.25%             18.5%
12/31/2012                        1.18             8,023             9,455              1.25%             12.4%
12/31/2011                        1.05             8,912             9,344              1.25%             -6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45               475   $           689              1.00%             -2.2%
12/31/2014                        1.48               469               695              1.00%              3.9%
12/31/2013                        1.43               184               263              1.00%             18.7%
12/31/2012                        1.20               165               199              1.00%             12.7%
12/31/2011                        1.07               142               152              1.00%             -5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%             -2.0%
12/31/2014                        1.52                 0                 0              0.75%              4.2%
12/31/2013                        1.46                 0                 0              0.75%             19.0%
12/31/2012                        1.23                 0                 0              0.75%             13.0%
12/31/2011                        1.08                 0                 0              0.75%             -5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                46   $            70              0.50%             -1.7%
12/31/2014                        1.56                14                22              0.50%              4.4%
12/31/2013                        1.49                10                15              0.50%             19.3%
12/31/2012                        1.25                 5                 6              0.50%             13.3%
12/31/2011                        1.10                16                17              0.50%             -5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -1.5%
12/31/2014                        1.60                 0                 0              0.25%              4.7%
12/31/2013                        1.52                 0                 0              0.25%             19.6%
12/31/2012                        1.27                 0                 0              0.25%             13.5%
12/31/2011                        1.12                 0                 0              0.25%             -5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62               894   $         1,445              0.00%             -1.2%
12/31/2014                        1.64             1,814             2,968              0.00%              4.9%
12/31/2013                        1.56             2,217             3,456              0.00%             19.9%
12/31/2012                        1.30             3,775             4,907              0.00%             13.8%
12/31/2011                        1.14             4,250             4,854              0.00%             -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               1.0%
                2013               0.8%
                2012               1.2%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND T CLASS - 315792366

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,404,537   $     3,516,651           333,802
                                                                         ===============   ===============
Receivables: investments sold                                    3,587
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,408,124
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,633,457         1,479,293   $          1.10
Band 100                                                       170,948           151,519              1.13
Band 75                                                              0                 0              1.15
Band 50                                                         55,706            47,296              1.18
Band 25                                                              0                 0              1.20
Band 0                                                       1,548,013         1,258,937              1.23
                                                       ---------------   ---------------
 Total                                                 $     3,408,124         2,937,045
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        38,383
Mortality & expense charges                                                                        (26,600)
                                                                                           ---------------
Net investment income (loss)                                                                        11,783
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           165,680
Realized gain distributions                                                                        121,434
Net change in unrealized appreciation (depreciation)                                              (344,259)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,145)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (45,362)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,783   $             13,177
Net realized gain (loss)                                                     165,680                254,246
Realized gain distributions                                                  121,434                267,721
Net change in unrealized appreciation (depreciation)                        (344,259)              (365,034)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (45,362)               170,110
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     719,132              1,227,020
Cost of units redeemed                                                    (1,428,944)            (1,960,744)
Account charges                                                               (2,490)                (2,698)
                                                                --------------------   --------------------
Increase (decrease)                                                         (712,302)              (736,422)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (757,664)              (566,312)
Net assets, beginning                                                      4,165,788              4,732,100
                                                                --------------------   --------------------
Net assets, ending                                              $          3,408,124   $          4,165,788
                                                                ====================   ====================

Units sold                                                                   613,167              1,194,809
Units redeemed                                                            (1,226,175)            (1,879,707)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (613,008)              (684,898)
Units outstanding, beginning                                               3,550,053              4,234,951
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,937,045              3,550,053
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,797,359
Cost of units redeemed/account charges                                                           (7,602,394)
Net investment income (loss)                                                                         62,594
Net realized gain (loss)                                                                          1,415,850
Realized gain distributions                                                                         846,829
Net change in unrealized appreciation (depreciation)                                               (112,114)
                                                                                       --------------------
Net assets                                                                             $          3,408,124
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10             1,479   $         1,633              1.25%             -2.5%
12/31/2014                        1.13             2,155             2,441              1.25%              3.7%
12/31/2013                        1.09             3,095             3,381              1.25%             19.1%
12/31/2012                        0.92             3,857             3,537              1.25%             12.7%
12/31/2011                        0.81             4,278             3,480              1.25%             -6.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13               152   $           171              1.00%             -2.3%
12/31/2014                        1.15               139               160              1.00%              4.0%
12/31/2013                        1.11                 7                 8              1.00%             19.4%
12/31/2012                        0.93                 0                 0              1.00%             13.0%
12/31/2011                        0.82                 0                 0              1.00%             -6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%             -2.1%
12/31/2014                        1.18                 0                 0              0.75%              4.2%
12/31/2013                        1.13                 0                 0              0.75%             19.7%
12/31/2012                        0.94                 0                 0              0.75%             13.3%
12/31/2011                        0.83                 0                 0              0.75%             -6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                47   $            56              0.50%             -1.8%
12/31/2014                        1.20                31                37              0.50%              4.5%
12/31/2013                        1.15                20                23              0.50%             20.0%
12/31/2012                        0.96                 9                 9              0.50%             13.6%
12/31/2011                        0.84                 5                 4              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -1.6%
12/31/2014                        1.22                 0                 0              0.25%              4.8%
12/31/2013                        1.17                 0                 0              0.25%             20.3%
12/31/2012                        0.97                 0                 0              0.25%             13.9%
12/31/2011                        0.85                 0                 0              0.25%             -5.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23             1,259   $         1,548              0.00%             -1.3%
12/31/2014                        1.25             1,225             1,527              0.00%              5.0%
12/31/2013                        1.19             1,113             1,321              0.00%             20.6%
12/31/2012                        0.98             1,213             1,192              0.00%             14.1%
12/31/2011                        0.86             1,129               973              0.00%             -5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.1%
                2013               0.9%
                2012               1.3%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND T CLASS - 315792317

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,844,766   $     2,936,825           280,678
                                                                         ===============   ===============
Receivables: investments sold                                    6,923
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,851,689
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,360,742         1,246,853   $          1.09
Band 100                                                       101,906            91,385              1.12
Band 75                                                              0                 0              1.14
Band 50                                                         58,647            50,377              1.16
Band 25                                                              0                 0              1.19
Band 0                                                       1,330,394         1,094,684              1.22
                                                       ---------------   ---------------
 Total                                                 $     2,851,689         2,483,299
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        31,476
Mortality & expense charges                                                                        (22,527)
                                                                                           ---------------
Net investment income (loss)                                                                         8,949
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           170,459
Realized gain distributions                                                                         97,068
Net change in unrealized appreciation (depreciation)                                              (310,490)
                                                                                           ---------------
Net gain (loss)                                                                                    (42,963)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (34,014)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,949   $              8,833
Net realized gain (loss)                                                     170,459                192,288
Realized gain distributions                                                   97,068                234,590
Net change in unrealized appreciation (depreciation)                        (310,490)              (286,660)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (34,014)               149,051
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     728,520              1,076,370
Cost of units redeemed                                                    (1,326,590)            (1,383,930)
Account charges                                                               (2,492)                (3,009)
                                                                --------------------   --------------------
Increase (decrease)                                                         (600,562)              (310,569)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (634,576)              (161,518)
Net assets, beginning                                                      3,486,265              3,647,783
                                                                --------------------   --------------------
Net assets, ending                                              $          2,851,689   $          3,486,265
                                                                ====================   ====================

Units sold                                                                   627,704              1,043,972
Units redeemed                                                            (1,158,777)            (1,333,745)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (531,073)              (289,773)
Units outstanding, beginning                                               3,014,372              3,304,145
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,483,299              3,014,372
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,352,510
Cost of units redeemed/account charges                                                           (6,015,226)
Net investment income (loss)                                                                         40,897
Net realized gain (loss)                                                                            935,360
Realized gain distributions                                                                         630,207
Net change in unrealized appreciation (depreciation)                                                (92,059)
                                                                                       --------------------
Net assets                                                                             $          2,851,689
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09             1,247   $         1,361              1.25%             -2.5%
12/31/2014                        1.12             1,950             2,183              1.25%              3.7%
12/31/2013                        1.08             2,353             2,539              1.25%             19.3%
12/31/2012                        0.90             2,706             2,446              1.25%             13.0%
12/31/2011                        0.80             2,778             2,222              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                91   $           102              1.00%             -2.3%
12/31/2014                        1.14                63                72              1.00%              4.0%
12/31/2013                        1.10                55                60              1.00%             19.6%
12/31/2012                        0.92                37                34              1.00%             13.3%
12/31/2011                        0.81                31                25              1.00%             -6.7%

                                                              BAND 75
                       --------------------------------------------------- ------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%             -2.0%
12/31/2014                        1.16                 0                 0              0.75%              4.3%
12/31/2013                        1.12                 0                 0              0.75%             19.9%
12/31/2012                        0.93                 0                 0              0.75%             13.6%
12/31/2011                        0.82                 0                 0              0.75%             -6.5%

                                                              BAND 50
                       --------------------------------------------------- ------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                50   $            59              0.50%             -1.8%
12/31/2014                        1.19                28                34              0.50%              4.5%
12/31/2013                        1.13                41                47              0.50%             20.2%
12/31/2012                        0.94                25                24              0.50%             13.9%
12/31/2011                        0.83                26                21              0.50%             -6.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.25%             -1.5%
12/31/2014                        1.21                 0                 0              0.25%              4.8%
12/31/2013                        1.15                 0                 0              0.25%             20.5%
12/31/2012                        0.96                 0                 0              0.25%             14.1%
12/31/2011                        0.84                 0                 0              0.25%             -6.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22             1,095   $         1,330              0.00%             -1.3%
12/31/2014                        1.23               973             1,198              0.00%              5.1%
12/31/2013                        1.17               855             1,002              0.00%             20.8%
12/31/2012                        0.97               890               863              0.00%             14.4%
12/31/2011                        0.85               847               718              0.00%             -5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.1%
                2013               0.9%
                2012               1.2%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND T CLASS - 315793794

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       547,653   $       580,602            50,003
                                                                         ===============   ===============
Receivables: investments sold                                    3,882
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       551,535
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       403,912           287,709   $          1.40
Band 100                                                        24,249            17,093              1.42
Band 75                                                              0                 0              1.43
Band 50                                                         18,202            12,564              1.45
Band 25                                                              0                 0              1.46
Band 0                                                         105,172            71,087              1.48
                                                       ---------------   ---------------
 Total                                                 $       551,535           388,453
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,901
Mortality & expense charges                                                                         (4,728)
                                                                                           ---------------
Net investment income (loss)                                                                         1,173
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,465
Realized gain distributions                                                                         12,355
Net change in unrealized appreciation (depreciation)                                               (34,831)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,011)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,838)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,173   $              1,370
Net realized gain (loss)                                                      11,465                  6,114
Realized gain distributions                                                   12,355                 12,987
Net change in unrealized appreciation (depreciation)                         (34,831)                (9,273)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,838)                11,198
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     354,318                329,084
Cost of units redeemed                                                      (231,362)              (103,663)
Account charges                                                               (1,808)                (1,154)
                                                                --------------------   --------------------
Increase (decrease)                                                          121,148                224,267
                                                                --------------------   --------------------
Net increase (decrease)                                                      111,310                235,465
Net assets, beginning                                                        440,225                204,760
                                                                --------------------   --------------------
Net assets, ending                                              $            551,535   $            440,225
                                                                ====================   ====================

Units sold                                                                   244,393                256,073
Units redeemed                                                              (159,778)               (99,276)
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,615                156,797
Units outstanding, beginning                                                 303,838                147,041
                                                                --------------------   --------------------
Units outstanding, ending                                                    388,453                303,838
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            942,957
Cost of units redeemed/account charges                                                             (418,616)
Net investment income (loss)                                                                          2,783
Net realized gain (loss)                                                                             26,899
Realized gain distributions                                                                          30,461
Net change in unrealized appreciation (depreciation)                                                (32,949)
                                                                                       --------------------
Net assets                                                                             $            551,535
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40               288   $           404              1.25%             -2.5%
12/31/2014                        1.44               235               338              1.25%              3.7%
12/31/2013                        1.39               128               178              1.25%             20.1%
12/31/2012                        1.16                27                31              1.25%             13.2%
12/31/2011                        1.02                 0                 0              1.25%              2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                17   $            24              1.00%             -2.2%
12/31/2014                        1.45                21                31              1.00%              4.0%
12/31/2013                        1.40                 0                 0              1.00%             20.4%
12/31/2012                        1.16                 0                 0              1.00%             13.5%
12/31/2011                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -2.0%
12/31/2014                        1.46                 0                 0              0.75%              4.2%
12/31/2013                        1.40                 0                 0              0.75%             20.7%
12/31/2012                        1.16                 0                 0              0.75%             13.8%
12/31/2011                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                13   $            18              0.50%             -1.8%
12/31/2014                        1.47                12                18              0.50%              4.5%
12/31/2013                        1.41                 6                 8              0.50%             21.0%
12/31/2012                        1.17                 0                 0              0.50%             14.1%
12/31/2011                        1.02                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%             -1.5%
12/31/2014                        1.49                 0                 0              0.25%              4.8%
12/31/2013                        1.42                 0                 0              0.25%             21.3%
12/31/2012                        1.17                 0                 0              0.25%             14.4%
12/31/2011                        1.02                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                71   $           105              0.00%             -1.3%
12/31/2014                        1.50                36                54              0.00%              5.0%
12/31/2013                        1.43                14                19              0.00%             21.6%
12/31/2012                        1.17                 3                 3              0.00%             14.6%
12/31/2011                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.5%
                2013               1.2%
                2012               2.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND T CLASS - 315792507

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       394,657   $       409,703            37,665
                                                                         ===============   ===============
Receivables: investments sold                                       76
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       394,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       259,792           210,240   $          1.24
Band 100                                                       133,454           105,118              1.27
Band 75                                                              0                 0              1.30
Band 50                                                              0                 0              1.34
Band 25                                                              0                 0              1.38
Band 0                                                           1,487             1,051              1.41
                                                       ---------------   ---------------
 Total                                                 $       394,733           316,409
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,988
Mortality & expense charges                                                                         (5,552)
                                                                                           ---------------
Net investment income (loss)                                                                           436
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,774
Realized gain distributions                                                                          7,711
Net change in unrealized appreciation (depreciation)                                               (21,197)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,712)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,276)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                436   $               (229)
Net realized gain (loss)                                                       3,774                 20,450
Realized gain distributions                                                    7,711                 23,194
Net change in unrealized appreciation (depreciation)                         (21,197)               (25,885)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,276)                17,530
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      20,607                 71,780
Cost of units redeemed                                                      (116,800)              (568,475)
Account charges                                                                 (165)                  (102)
                                                                --------------------   --------------------
Increase (decrease)                                                          (96,358)              (496,797)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,634)              (479,267)
Net assets, beginning                                                        500,367                979,634
                                                                --------------------   --------------------
Net assets, ending                                              $            394,733   $            500,367
                                                                ====================   ====================

Units sold                                                                   147,774                169,919
Units redeemed                                                              (224,406)              (566,479)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (76,632)              (396,560)
Units outstanding, beginning                                                 393,041                789,601
                                                                --------------------   --------------------
Units outstanding, ending                                                    316,409                393,041
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,958,487
Cost of units redeemed/account charges                                                           (2,805,511)
Net investment income (loss)                                                                         14,077
Net realized gain (loss)                                                                            139,671
Realized gain distributions                                                                         103,055
Net change in unrealized appreciation (depreciation)                                                (15,046)
                                                                                       --------------------
Net assets                                                                             $            394,733
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24               210   $           260              1.25%             -2.3%
12/31/2014                        1.26               285               360              1.25%              1.9%
12/31/2013                        1.24               788               977              1.25%              2.6%
12/31/2012                        1.21               921             1,114              1.25%              4.5%
12/31/2011                        1.16               904             1,045              1.25%              0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27               105   $           133              1.00%             -2.0%
12/31/2014                        1.30               108               140              1.00%              2.2%
12/31/2013                        1.27                 0                 0              1.00%              2.8%
12/31/2012                        1.23                 0                 0              1.00%              4.8%
12/31/2011                        1.18                 0                 0              1.00%              0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.75%             -1.8%
12/31/2014                        1.33                 0                 0              0.75%              2.5%
12/31/2013                        1.30                 0                 0              0.75%              3.1%
12/31/2012                        1.26                 0                 0              0.75%              5.0%
12/31/2011                        1.20                 0                 0              0.75%              0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.50%             -1.5%
12/31/2014                        1.36                 0                 0              0.50%              2.7%
12/31/2013                        1.33                 0                 0              0.50%              3.3%
12/31/2012                        1.28                 0                 0              0.50%              5.3%
12/31/2011                        1.22                 0                 0              0.50%              1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%             -1.3%
12/31/2014                        1.40                 0                 0              0.25%              3.0%
12/31/2013                        1.35                 0                 0              0.25%              3.6%
12/31/2012                        1.31                 0                 0              0.25%              5.6%
12/31/2011                        1.24                 0                 0              0.25%              1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 1   $             1              0.00%             -1.0%
12/31/2014                        1.43                 0                 0              0.00%              3.2%
12/31/2013                        1.39                 2                 3              0.00%              3.9%
12/31/2012                        1.33                 0                 0              0.00%              5.8%
12/31/2011                        1.26                 8                10              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.3%
                2013               0.7%
                2012               0.9%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR GROWTH & INCOME FUND T CLASS - 315805820

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       293,750   $       318,673            12,328
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (80)
                                                       ---------------
Net assets                                             $       293,670
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       271,903           136,221   $          2.00
Band 100                                                        21,767            10,576              2.06
Band 75                                                              0                 0              2.12
Band 50                                                              0                 0              2.19
Band 25                                                              0                 0              2.26
Band 0                                                               0                 0              2.36
                                                       ---------------   ---------------
 Total                                                 $       293,670           146,797
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,645
Mortality & expense charges                                                                         (4,115)
                                                                                           ---------------
Net investment income (loss)                                                                          (470)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,422
Realized gain distributions                                                                         18,183
Net change in unrealized appreciation (depreciation)                                               (51,255)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,650)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,120)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (470)  $               (207)
Net realized gain (loss)                                                      22,422                 24,746
Realized gain distributions                                                   18,183                 23,277
Net change in unrealized appreciation (depreciation)                         (51,255)               (19,875)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,120)                27,941
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      75,877                212,561
Cost of units redeemed                                                      (129,915)              (177,093)
Account charges                                                                 (781)                  (485)
                                                                --------------------   --------------------
Increase (decrease)                                                          (54,819)                34,983
                                                                --------------------   --------------------
Net increase (decrease)                                                      (65,939)                62,924
Net assets, beginning                                                        359,609                296,685
                                                                --------------------   --------------------
Net assets, ending                                              $            293,670   $            359,609
                                                                ====================   ====================

Units sold                                                                    43,637                177,388
Units redeemed                                                               (69,454)              (158,978)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,817)                18,410
Units outstanding, beginning                                                 172,614                154,204
                                                                --------------------   --------------------
Units outstanding, ending                                                    146,797                172,614
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            793,289
Cost of units redeemed/account charges                                                             (585,627)
Net investment income (loss)                                                                         (4,598)
Net realized gain (loss)                                                                             70,335
Realized gain distributions                                                                          45,194
Net change in unrealized appreciation (depreciation)                                                (24,923)
                                                                                       --------------------
Net assets                                                                             $            293,670
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00               136   $           272              1.25%             -4.1%
12/31/2014                        2.08               164               341              1.25%              8.3%
12/31/2013                        1.92               142               273              1.25%             31.0%
12/31/2012                        1.47               102               150              1.25%             16.4%
12/31/2011                        1.26                85               108              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06                11   $            22              1.00%             -3.8%
12/31/2014                        2.14                 9                18              1.00%              8.6%
12/31/2013                        1.97                12                24              1.00%             31.3%
12/31/2012                        1.50                30                45              1.00%             16.7%
12/31/2011                        1.29                28                36              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.75%             -3.6%
12/31/2014                        2.20                 0                 0              0.75%              8.9%
12/31/2013                        2.02                 0                 0              0.75%             31.7%
12/31/2012                        1.53                 0                 0              0.75%             17.0%
12/31/2011                        1.31                 0                 0              0.75%              0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.19                 0   $             0              0.50%             -3.3%
12/31/2014                        2.26                 0                 0              0.50%              9.2%
12/31/2013                        2.07                 0                 0              0.50%             32.0%
12/31/2012                        1.57                 0                 0              0.50%             17.3%
12/31/2011                        1.34                 0                 0              0.50%              0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.26                 0   $             0              0.25%             -3.1%
12/31/2014                        2.33                 0                 0              0.25%              9.4%
12/31/2013                        2.13                 0                 0              0.25%             32.3%
12/31/2012                        1.61                 0                 0              0.25%             17.5%
12/31/2011                        1.37                 0                 0              0.25%              0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.00%             -2.8%
12/31/2014                        2.43                 0                 0              0.00%              9.7%
12/31/2013                        2.21                 0                 0              0.00%             32.7%
12/31/2012                        1.67                 0                 0              0.00%             17.8%
12/31/2011                        1.42                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.1%
                2013               0.2%
                2012               1.8%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR GROWTH OPPORTUNITIES FUND T CLASS - 315807206

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,454,147   $     4,294,472            74,509
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (16,346)
                                                       ---------------
Net assets                                             $     4,437,801
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,424,431         2,123,843   $          2.08
Band 100                                                        13,370             6,234              2.14
Band 75                                                              0                 0              2.21
Band 50                                                              0                 0              2.27
Band 25                                                              0                 0              2.34
Band 0                                                               0                 0              2.41
                                                       ---------------   ---------------
 Total                                                 $     4,437,801         2,130,077
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (58,410)
                                                                                           ---------------
Net investment income (loss)                                                                       (58,410)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           124,454
Realized gain distributions                                                                        454,388
Net change in unrealized appreciation (depreciation)                                              (353,106)
                                                                                           ---------------
Net gain (loss)                                                                                    225,736
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       167,326
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (58,410)  $            (52,246)
Net realized gain (loss)                                                     124,454                222,966
Realized gain distributions                                                  454,388                      0
Net change in unrealized appreciation (depreciation)                        (353,106)               323,044
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            167,326                493,764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     567,661              4,607,116
Cost of units redeemed                                                      (891,839)            (1,026,888)
Account charges                                                                 (291)                  (861)
                                                                --------------------   --------------------
Increase (decrease)                                                         (324,469)             3,579,367
                                                                --------------------   --------------------
Net increase (decrease)                                                     (157,143)             4,073,131
Net assets, beginning                                                      4,594,944                521,813
                                                                --------------------   --------------------
Net assets, ending                                              $          4,437,801   $          4,594,944
                                                                ====================   ====================

Units sold                                                                   309,233              2,545,117
Units redeemed                                                              (457,109)              (551,905)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (147,876)             1,993,212
Units outstanding, beginning                                               2,277,953                284,741
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,130,077              2,277,953
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,966,336
Cost of units redeemed/account charges                                                           (2,374,150)
Net investment income (loss)                                                                       (133,934)
Net realized gain (loss)                                                                            365,358
Realized gain distributions                                                                         454,516
Net change in unrealized appreciation (depreciation)                                                159,675
                                                                                       --------------------
Net assets                                                                             $          4,437,801
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08             2,124   $         4,424              1.25%              3.3%
12/31/2014                        2.02             2,263             4,564              1.25%             10.1%
12/31/2013                        1.83               285               522              1.25%             34.6%
12/31/2012                        1.36               296               403              1.25%             17.3%
12/31/2011                        1.16               188               218              1.25%              0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14                 6   $            13              1.00%              3.6%
12/31/2014                        2.07                15                31              1.00%             10.3%
12/31/2013                        1.88                 0                 0              1.00%             34.9%
12/31/2012                        1.39                 0                 0              1.00%             17.5%
12/31/2011                        1.18                 0                 0              1.00%              0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.75%              3.8%
12/31/2014                        2.13                 0                 0              0.75%             10.6%
12/31/2013                        1.92                 0                 0              0.75%             35.3%
12/31/2012                        1.42                 0                 0              0.75%             17.8%
12/31/2011                        1.21                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27                 0   $             0              0.50%              4.1%
12/31/2014                        2.18                 0                 0              0.50%             10.9%
12/31/2013                        1.97                 0                 0              0.50%             35.6%
12/31/2012                        1.45                 0                 0              0.50%             18.1%
12/31/2011                        1.23                 0                 0              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                 0   $             0              0.25%              4.3%
12/31/2014                        2.24                 0                 0              0.25%             11.2%
12/31/2013                        2.02                 0                 0              0.25%             36.0%
12/31/2012                        1.48                 0                 0              0.25%             18.4%
12/31/2011                        1.25                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.41                 0   $             0              0.00%              4.6%
12/31/2014                        2.30                 0                 0              0.00%             11.4%
12/31/2013                        2.07                 0                 0              0.00%             36.3%
12/31/2012                        1.52                 0                 0              0.00%             18.7%
12/31/2011                        1.28                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 FIDELITY ADVISOR INTERNATIONAL CAPITAL APP FUND T CLASS - 315920827 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.70
Band 100                                                             0                 0              1.75
Band 75                                                              0                 0              1.81
Band 50                                                              0                 0              1.86
Band 25                                                              0                 0              1.91
Band 0                                                               0                 0              1.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              1,621
Cost of units redeemed/account charges                                                               (1,918)
Net investment income (loss)                                                                            (82)
Net realized gain (loss)                                                                               (492)
Realized gain distributions                                                                             871
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              1.25%              1.2%
12/31/2014                        1.68                 0                 0              1.25%              1.1%
12/31/2013                        1.67                 0                 0              1.25%             19.5%
12/31/2012                        1.39                 1                 1              1.25%             23.8%
12/31/2011                        1.13                 1                 1              1.25%            -14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              1.00%              1.5%
12/31/2014                        1.73                 0                 0              1.00%              1.3%
12/31/2013                        1.71                 0                 0              1.00%             19.8%
12/31/2012                        1.42                 0                 0              1.00%             24.1%
12/31/2011                        1.15                 0                 0              1.00%            -14.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.75%              1.7%
12/31/2014                        1.77                 0                 0              0.75%              1.6%
12/31/2013                        1.75                 0                 0              0.75%             20.1%
12/31/2012                        1.45                 0                 0              0.75%             24.4%
12/31/2011                        1.17                 0                 0              0.75%            -14.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.50%              2.0%
12/31/2014                        1.82                 0                 0              0.50%              1.8%
12/31/2013                        1.79                 0                 0              0.50%             20.4%
12/31/2012                        1.49                 0                 0              0.50%             24.8%
12/31/2011                        1.19                 0                 0              0.50%            -13.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              0.25%              2.2%
12/31/2014                        1.87                 0                 0              0.25%              2.1%
12/31/2013                        1.83                 0                 0              0.25%             20.7%
12/31/2012                        1.52                 0                 0              0.25%             25.1%
12/31/2011                        1.21                 0                 0              0.25%            -13.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.00%              2.5%
12/31/2014                        1.92                 0                 0              0.00%              2.3%
12/31/2013                        1.88                 0                 0              0.00%             21.0%
12/31/2012                        1.55                 0                 0              0.00%             25.4%
12/31/2011                        1.24                 0                 0              0.00%            -13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND T CLASS - 315805416

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,980,710   $     3,261,340            77,355
                                                                         ===============   ===============
Receivables: investments sold                                    1,548
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,982,258
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,332,378         2,112,772   $          1.58
Band 100                                                        93,526            57,951              1.61
Band 75                                                              0                 0              1.65
Band 50                                                          1,553               919              1.69
Band 25                                                              0                 0              1.73
Band 0                                                         554,801           313,567              1.77
                                                       ---------------   ---------------
 Total                                                 $     3,982,258         2,485,209
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,923
Mortality & expense charges                                                                        (53,322)
                                                                                           ---------------
Net investment income (loss)                                                                       (43,399)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           691,341
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (925,160)
                                                                                           ---------------
Net gain (loss)                                                                                   (233,819)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (277,218)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (43,399)  $            (43,524)
Net realized gain (loss)                                                     691,341                548,890
Realized gain distributions                                                        0                    593
Net change in unrealized appreciation (depreciation)                        (925,160)              (300,195)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (277,218)               205,764
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     800,178              1,165,157
Cost of units redeemed                                                    (1,961,432)            (1,848,558)
Account charges                                                               (3,719)                (3,267)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,164,973)              (686,668)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,442,191)              (480,904)
Net assets, beginning                                                      5,424,449              5,905,353
                                                                --------------------   --------------------
Net assets, ending                                              $          3,982,258   $          5,424,449
                                                                ====================   ====================

Units sold                                                                   612,919                698,281
Units redeemed                                                            (1,284,244)            (1,109,490)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (671,325)              (411,209)
Units outstanding, beginning                                               3,156,534              3,567,743
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,485,209              3,156,534
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         13,200,236
Cost of units redeemed/account charges                                                          (12,253,562)
Net investment income (loss)                                                                       (266,481)
Net realized gain (loss)                                                                          2,553,232
Realized gain distributions                                                                          29,463
Net change in unrealized appreciation (depreciation)                                                719,370
                                                                                       --------------------
Net assets                                                                             $          3,982,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58             2,113   $         3,332              1.25%             -7.2%
12/31/2014                        1.70             2,779             4,722              1.25%              3.8%
12/31/2013                        1.64             3,117             5,103              1.25%             34.4%
12/31/2012                        1.22             3,031             3,690              1.25%             27.4%
12/31/2011                        0.96             3,387             3,236              1.25%            -12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                58   $            94              1.00%             -6.9%
12/31/2014                        1.73                54                94              1.00%              4.1%
12/31/2013                        1.67                33                55              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             27.7%
12/31/2011                        0.97                 0                 0              1.00%            -11.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.75%             -6.7%
12/31/2014                        1.77                 0                 0              0.75%              4.3%
12/31/2013                        1.70                 0                 0              0.75%             35.1%
12/31/2012                        1.26                 0                 0              0.75%             28.0%
12/31/2011                        0.98                 0                 0              0.75%            -11.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 1   $             2              0.50%             -6.5%
12/31/2014                        1.81                 1                 2              0.50%              4.6%
12/31/2013                        1.73                 1                 2              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             28.4%
12/31/2011                        0.99                 0                 0              0.50%            -11.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.25%             -6.2%
12/31/2014                        1.84                 0                 0              0.25%              4.8%
12/31/2013                        1.76                 0                 0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             28.7%
12/31/2011                        1.01                 0                 0              0.25%            -11.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77               314   $           555              0.00%             -6.0%
12/31/2014                        1.88               322               606              0.00%              5.1%
12/31/2013                        1.79               416               746              0.00%             36.1%
12/31/2012                        1.32               467               614              0.00%             29.0%
12/31/2011                        1.02               416               424              0.00%            -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.3%
                2013               0.1%
                2012               0.0%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR LEVERAGED COMPANY STOCK FUND A CLASS - 315805424

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,994,840   $     1,910,835            38,184
                                                                         ===============   ===============
Receivables: investments sold                                   11,771
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,006,611
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,006,611         1,245,739   $          1.61
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.69
Band 50                                                              0                 0              1.73
Band 25                                                              0                 0              1.77
Band 0                                                               0                 0              1.81
                                                       ---------------   ---------------
 Total                                                 $     2,006,611         1,245,739
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,137
Mortality & expense charges                                                                        (23,860)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,723)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,729
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (214,047)
                                                                                           ---------------
Net gain (loss)                                                                                   (137,318)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (151,041)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,723)  $             (9,656)
Net realized gain (loss)                                                      76,729                 60,146
Realized gain distributions                                                        0                    186
Net change in unrealized appreciation (depreciation)                        (214,047)                (1,509)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (151,041)                49,167
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     818,768                861,902
Cost of units redeemed                                                      (407,883)              (211,963)
Account charges                                                                 (981)                  (611)
                                                                --------------------   --------------------
Increase (decrease)                                                          409,904                649,328
                                                                --------------------   --------------------
Net increase (decrease)                                                      258,863                698,495
Net assets, beginning                                                      1,747,748              1,049,253
                                                                --------------------   --------------------
Net assets, ending                                              $          2,006,611   $          1,747,748
                                                                ====================   ====================

Units sold                                                                   479,045                503,641
Units redeemed                                                              (243,042)              (124,576)
                                                                --------------------   --------------------
Net increase (decrease)                                                      236,003                379,065
Units outstanding, beginning                                               1,009,736                630,671
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,245,739              1,009,736
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,331,392
Cost of units redeemed/account charges                                                           (7,068,490)
Net investment income (loss)                                                                       (129,674)
Net realized gain (loss)                                                                            746,576
Realized gain distributions                                                                          42,802
Net change in unrealized appreciation (depreciation)                                                 84,005
                                                                                       --------------------
Net assets                                                                             $          2,006,611
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61             1,246   $         2,007              1.25%             -6.9%
12/31/2014                        1.73             1,010             1,748              1.25%              4.0%
12/31/2013                        1.66               631             1,049              1.25%             34.8%
12/31/2012                        1.23               977             1,206              1.25%             27.7%
12/31/2011                        0.97             2,206             2,133              1.25%            -11.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%             -6.7%
12/31/2014                        1.77                 0                 0              1.00%              4.3%
12/31/2013                        1.69                 0                 0              1.00%             35.1%
12/31/2012                        1.25                 0                 0              1.00%             28.0%
12/31/2011                        0.98                 0                 0              1.00%            -11.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.75%             -6.5%
12/31/2014                        1.80                 0                 0              0.75%              4.6%
12/31/2013                        1.72                 0                 0              0.75%             35.4%
12/31/2012                        1.27                 0                 0              0.75%             28.3%
12/31/2011                        0.99                 0                 0              0.75%            -11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.50%             -6.2%
12/31/2014                        1.84                 0                 0              0.50%              4.8%
12/31/2013                        1.76                 0                 0              0.50%             35.8%
12/31/2012                        1.29                 0                 0              0.50%             28.7%
12/31/2011                        1.01                 0                 0              0.50%            -11.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.25%             -6.0%
12/31/2014                        1.88                 0                 0              0.25%              5.1%
12/31/2013                        1.79                 0                 0              0.25%             36.1%
12/31/2012                        1.31                 0                 0              0.25%             29.0%
12/31/2011                        1.02                 0                 0              0.25%            -10.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.00%             -5.8%
12/31/2014                        1.92                 0                 0              0.00%              5.3%
12/31/2013                        1.82                 0                 0              0.00%             36.5%
12/31/2012                        1.33                 0                 0              0.00%             29.3%
12/31/2011                        1.03                 0                 0              0.00%            -10.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.6%
                2013               0.3%
                2012               0.1%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND A CLASS - 316071208

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,884,912   $     5,995,158           197,168
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (728,953)
                                                       ---------------
Net assets                                             $     5,155,959
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,155,959         2,784,320   $          1.85
Band 100                                                             0                 0              1.88
Band 75                                                              0                 0              1.90
Band 50                                                              0                 0              1.93
Band 25                                                              0                 0              1.96
Band 0                                                               0                 0              1.99
                                                       ---------------   ---------------
 Total                                                 $     5,155,959         2,784,320
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,639
Mortality & expense charges                                                                        (60,938)
                                                                                           ---------------
Net investment income (loss)                                                                       (57,299)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           312,689
Realized gain distributions                                                                        232,025
Net change in unrealized appreciation (depreciation)                                              (530,117)
                                                                                           ---------------
Net gain (loss)                                                                                     14,597
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (42,702)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (57,299)  $            (46,862)
Net realized gain (loss)                                                     312,689                144,303
Realized gain distributions                                                  232,025                274,272
Net change in unrealized appreciation (depreciation)                        (530,117)               (89,076)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (42,702)               282,637
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,623,490              1,119,100
Cost of units redeemed                                                    (2,301,081)            (1,026,023)
Account charges                                                                 (799)                  (662)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,321,610                 92,415
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,278,908                375,052
Net assets, beginning                                                      3,877,051              3,501,999
                                                                --------------------   --------------------
Net assets, ending                                              $          5,155,959   $          3,877,051
                                                                ====================   ====================

Units sold                                                                 1,918,499                657,917
Units redeemed                                                            (1,252,003)              (603,179)
                                                                --------------------   --------------------
Net increase (decrease)                                                      666,496                 54,738
Units outstanding, beginning                                               2,117,824              2,063,086
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,784,320              2,117,824
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,965,520
Cost of units redeemed/account charges                                                           (4,992,301)
Net investment income (loss)                                                                       (175,372)
Net realized gain (loss)                                                                            555,137
Realized gain distributions                                                                         913,221
Net change in unrealized appreciation (depreciation)                                               (110,246)
                                                                                       --------------------
Net assets                                                                             $          5,155,959
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85             2,784   $         5,156              1.25%              1.2%
12/31/2014                        1.83             2,118             3,877              1.25%              7.8%
12/31/2013                        1.70             2,063             3,502              1.25%             30.7%
12/31/2012                        1.30             1,705             2,214              1.25%             14.4%
12/31/2011                        1.14             1,055             1,198              1.25%             -2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              1.00%              1.4%
12/31/2014                        1.85                 0                 0              1.00%              8.1%
12/31/2013                        1.71                 0                 0              1.00%             31.0%
12/31/2012                        1.31                 0                 0              1.00%             14.7%
12/31/2011                        1.14                 0                 0              1.00%             -2.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.75%              1.7%
12/31/2014                        1.87                 0                 0              0.75%              8.4%
12/31/2013                        1.73                 0                 0              0.75%             31.4%
12/31/2012                        1.32                 0                 0              0.75%             15.0%
12/31/2011                        1.14                 0                 0              0.75%             -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.50%              1.9%
12/31/2014                        1.89                 0                 0              0.50%              8.7%
12/31/2013                        1.74                 0                 0              0.50%             31.7%
12/31/2012                        1.32                 0                 0              0.50%             15.3%
12/31/2011                        1.15                 0                 0              0.50%             -1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%              2.2%
12/31/2014                        1.92                 0                 0              0.25%              8.9%
12/31/2013                        1.76                 0                 0              0.25%             32.0%
12/31/2012                        1.33                 0                 0              0.25%             15.6%
12/31/2011                        1.15                 0                 0              0.25%             -1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.00%              2.4%
12/31/2014                        1.94                 0                 0              0.00%              9.2%
12/31/2013                        1.78                 0                 0              0.00%             32.4%
12/31/2012                        1.34                 0                 0              0.00%             15.8%
12/31/2011                        1.16                 0                 0              0.00%             -1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR NEW INSIGHTS FUND T CLASS - 316071307

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,490,095   $     7,984,924           332,965
                                                                         ===============   ===============
Receivables: investments sold                                    3,858
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     8,493,953
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,285,274         2,942,457   $          2.14
Band 100                                                     2,062,418           940,202              2.19
Band 75                                                              0                 0              2.25
Band 50                                                              0                 0              2.31
Band 25                                                              0                 0              2.38
Band 0                                                         146,261            59,962              2.44
                                                       ---------------   ---------------
 Total                                                 $     8,493,953         3,942,621
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (101,018)
                                                                                           ---------------
Net investment income (loss)                                                                      (101,018)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           427,364
Realized gain distributions                                                                        364,621
Net change in unrealized appreciation (depreciation)                                              (603,825)
                                                                                           ---------------
Net gain (loss)                                                                                    188,160
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        87,142
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (101,018)  $           (105,836)
Net realized gain (loss)                                                     427,364                992,595
Realized gain distributions                                                  364,621                637,970
Net change in unrealized appreciation (depreciation)                        (603,825)              (862,233)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             87,142                662,496
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,055,671              2,304,521
Cost of units redeemed                                                    (2,457,523)            (4,823,268)
Account charges                                                               (1,982)                (1,747)
                                                                --------------------   --------------------
Increase (decrease)                                                         (403,834)            (2,520,494)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (316,692)            (1,857,998)
Net assets, beginning                                                      8,810,645             10,668,643
                                                                --------------------   --------------------
Net assets, ending                                              $          8,493,953   $          8,810,645
                                                                ====================   ====================

Units sold                                                                 1,002,621              1,938,619
Units redeemed                                                            (1,191,246)            (3,225,165)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (188,625)            (1,286,546)
Units outstanding, beginning                                               4,131,246              5,417,792
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,942,621              4,131,246
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,527,491
Cost of units redeemed/account charges                                                          (14,206,190)
Net investment income (loss)                                                                       (533,302)
Net realized gain (loss)                                                                          1,850,167
Realized gain distributions                                                                       2,350,616
Net change in unrealized appreciation (depreciation)                                                505,171
                                                                                       --------------------
Net assets                                                                             $          8,493,953
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14             2,942   $         6,285              1.25%              0.9%
12/31/2014                        2.12             3,143             6,655              1.25%              7.6%
12/31/2013                        1.97             5,362            10,550              1.25%             30.4%
12/31/2012                        1.51             4,848             7,314              1.25%             14.1%
12/31/2011                        1.32             3,675             4,860              1.25%             -2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.19               940   $         2,062              1.00%              1.1%
12/31/2014                        2.17               937             2,032              1.00%              7.9%
12/31/2013                        2.01                18                36              1.00%             30.7%
12/31/2012                        1.54                31                48              1.00%             14.4%
12/31/2011                        1.34                29                39              1.00%             -2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.25                 0   $             0              0.75%              1.4%
12/31/2014                        2.22                 0                 0              0.75%              8.2%
12/31/2013                        2.05                 0                 0              0.75%             31.1%
12/31/2012                        1.57                 0                 0              0.75%             14.7%
12/31/2011                        1.37                 0                 0              0.75%             -2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.50%              1.6%
12/31/2014                        2.28                 0                 0              0.50%              8.4%
12/31/2013                        2.10                 0                 0              0.50%             31.4%
12/31/2012                        1.60                 0                 0              0.50%             14.9%
12/31/2011                        1.39                 0                 0              0.50%             -1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.38                 0   $             0              0.25%              1.9%
12/31/2014                        2.33                 0                 0              0.25%              8.7%
12/31/2013                        2.14                 0                 0              0.25%             31.7%
12/31/2012                        1.63                 0                 0              0.25%             15.2%
12/31/2011                        1.41                 0                 0              0.25%             -1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                60   $           146              0.00%              2.1%
12/31/2014                        2.39                52               123              0.00%              9.0%
12/31/2013                        2.19                38                83              0.00%             32.1%
12/31/2012                        1.66               153               254              0.00%             15.5%
12/31/2011                        1.44               153               220              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY ADVISOR OVERSEAS FUND T CLASS - 315918102 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.62
Band 100                                                             0                 0              1.67
Band 75                                                              0                 0              1.72
Band 50                                                              0                 0              1.77
Band 25                                                              0                 0              1.82
Band 0                                                               0                 0              1.87
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             20,383
Cost of units redeemed/account charges                                                              (22,490)
Net investment income (loss)                                                                           (921)
Net realized gain (loss)                                                                             (3,258)
Realized gain distributions                                                                           6,286
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              1.25%               2.1%
12/31/2014                        1.59                 0                 0              1.25%              -9.9%
12/31/2013                        1.76                 0                 0              1.25%              28.9%
12/31/2012                        1.37                 0                 0              1.25%              19.1%
12/31/2011                        1.15                 0                 0              1.25%             -19.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              1.00%               2.4%
12/31/2014                        1.63                 0                 0              1.00%              -9.7%
12/31/2013                        1.80                 0                 0              1.00%              29.2%
12/31/2012                        1.40                 0                 0              1.00%              19.3%
12/31/2011                        1.17                 0                 0              1.00%             -18.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.75%               2.6%
12/31/2014                        1.67                 0                 0              0.75%              -9.4%
12/31/2013                        1.85                 0                 0              0.75%              29.5%
12/31/2012                        1.43                 0                 0              0.75%              19.6%
12/31/2011                        1.19                 0                 0              0.75%             -18.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.50%               2.9%
12/31/2014                        1.72                 0                 0              0.50%              -9.2%
12/31/2013                        1.89                 0                 0              0.50%              29.8%
12/31/2012                        1.46                 0                 0              0.50%              19.9%
12/31/2011                        1.22                 0                 0              0.50%             -18.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.25%               3.1%
12/31/2014                        1.76                 0                 0              0.25%              -9.0%
12/31/2013                        1.94                 0                 0              0.25%              30.2%
12/31/2012                        1.49                 0                 0              0.25%              20.2%
12/31/2011                        1.24                 0                 0              0.25%             -18.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.00%               3.4%
12/31/2014                        1.81                 0                 0              0.00%              -8.8%
12/31/2013                        1.99                 0                 0              0.00%              30.5%
12/31/2012                        1.52                 0                 0              0.00%              20.6%
12/31/2011                        1.26                 0                 0              0.00%             -18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR REAL ESTATE FUND I CLASS - 315918292

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       336,468   $       338,540            14,515
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,331)
                                                       ---------------
Net assets                                             $       333,137
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       333,137           271,703   $          1.23
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.24
Band 50                                                              0                 0              1.24
Band 25                                                              0                 0              1.25
Band 0                                                               0                 0              1.25
                                                       ---------------   ---------------
 Total                                                 $       333,137           271,703
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,309
Mortality & expense charges                                                                         (2,545)
                                                                                           ---------------
Net investment income (loss)                                                                         1,764
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               892
Realized gain distributions                                                                          5,861
Net change in unrealized appreciation (depreciation)                                                (3,407)
                                                                                           ---------------
Net gain (loss)                                                                                      3,346
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,110
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,764   $                338
Net realized gain (loss)                                                         892                    (95)
Realized gain distributions                                                    5,861                  1,981
Net change in unrealized appreciation (depreciation)                          (3,407)                 1,335
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,110                  3,559
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     377,897                 50,446
Cost of units redeemed                                                       (93,578)               (10,014)
Account charges                                                                 (240)                   (43)
                                                                --------------------   --------------------
Increase (decrease)                                                          284,079                 40,389
                                                                --------------------   --------------------
Net increase (decrease)                                                      289,189                 43,948
Net assets, beginning                                                         43,948                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            333,137   $             43,948
                                                                ====================   ====================

Units sold                                                                   313,826                 48,056
Units redeemed                                                               (78,770)               (11,409)
                                                                --------------------   --------------------
Net increase (decrease)                                                      235,056                 36,647
Units outstanding, beginning                                                  36,647                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    271,703                 36,647
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            428,343
Cost of units redeemed/account charges                                                             (103,875)
Net investment income (loss)                                                                          2,102
Net realized gain (loss)                                                                                797
Realized gain distributions                                                                           7,842
Net change in unrealized appreciation (depreciation)                                                 (2,072)
                                                                                       --------------------
Net assets                                                                             $            333,137
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/14/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.23               272   $           333              1.25%               2.2%
12/31/2014                        1.20                37                44              1.25%              19.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%               2.5%
12/31/2014                        1.20                 0                 0              1.00%              20.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.75%               2.8%
12/31/2014                        1.20                 0                 0              0.75%              20.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.50%               3.0%
12/31/2014                        1.21                 0                 0              0.50%              20.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.25%               3.3%
12/31/2014                        1.21                 0                 0              0.25%              21.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.00%               3.5%
12/31/2014                        1.21                 0                 0              0.00%              21.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR REAL ESTATE FUND T CLASS - 315918318

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       385,787   $       372,516            17,035
                                                                         ===============   ===============
Receivables: investments sold                                    1,948
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       387,735
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       387,735           258,457   $          1.50
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $       387,735           258,457
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,003
Mortality & expense charges                                                                         (4,589)
                                                                                           ---------------
Net investment income (loss)                                                                          (586)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             6,889
Realized gain distributions                                                                          9,809
Net change in unrealized appreciation (depreciation)                                                (7,859)
                                                                                           ---------------
Net gain (loss)                                                                                      8,839
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,253
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (586)  $                482
Net realized gain (loss)                                                       6,889                     45
Realized gain distributions                                                    9,809                 18,330
Net change in unrealized appreciation (depreciation)                          (7,859)                39,261
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,253                 58,118
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      97,778                123,610
Cost of units redeemed                                                       (71,720)               (14,937)
Account charges                                                                 (354)                   (78)
                                                                --------------------   --------------------
Increase (decrease)                                                           25,704                108,595
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,957                166,713
Net assets, beginning                                                        353,778                187,065
                                                                --------------------   --------------------
Net assets, ending                                              $            387,735   $            353,778
                                                                ====================   ====================

Units sold                                                                    66,883                 89,843
Units redeemed                                                               (48,409)               (11,772)
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,474                 78,071
Units outstanding, beginning                                                 239,983                161,912
                                                                --------------------   --------------------
Units outstanding, ending                                                    258,457                239,983
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            536,462
Cost of units redeemed/account charges                                                             (239,455)
Net investment income (loss)                                                                           (515)
Net realized gain (loss)                                                                             43,376
Realized gain distributions                                                                          34,596
Net change in unrealized appreciation (depreciation)                                                 13,271
                                                                                       --------------------
Net assets                                                                             $            387,735
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50               258   $           388              1.25%               1.8%
12/31/2014                        1.47               240               354              1.25%              27.6%
12/31/2013                        1.16               162               187              1.25%               0.0%
12/31/2012                        1.16               135               156              1.25%              16.3%
12/31/2011                        0.99                83                83              1.25%              -0.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%               2.0%
12/31/2014                        1.49                 0                 0              1.00%              27.9%
12/31/2013                        1.16                 0                 0              1.00%               0.3%
12/31/2012                        1.16                 0                 0              1.00%              16.6%
12/31/2011                        0.99                 0                 0              1.00%              -0.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%               2.3%
12/31/2014                        1.50                 0                 0              0.75%              28.2%
12/31/2013                        1.17                 0                 0              0.75%               0.5%
12/31/2012                        1.16                 0                 0              0.75%              16.9%
12/31/2011                        1.00                 0                 0              0.75%              -0.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%               2.5%
12/31/2014                        1.51                 0                 0              0.50%              28.6%
12/31/2013                        1.18                 0                 0              0.50%               0.8%
12/31/2012                        1.17                 0                 0              0.50%              17.2%
12/31/2011                        1.00                 0                 0              0.50%              -0.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%               2.8%
12/31/2014                        1.53                 0                 0              0.25%              28.9%
12/31/2013                        1.18                 0                 0              0.25%               1.0%
12/31/2012                        1.17                 0                 0              0.25%              17.5%
12/31/2011                        1.00                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%               3.0%
12/31/2014                        1.54                 0                 0              0.00%              29.2%
12/31/2013                        1.19                 0                 0              0.00%               1.3%
12/31/2012                        1.18                 0                 0              0.00%              17.8%
12/31/2011                        1.00                 0                 0              0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.3%
                2013               1.4%
                2012               1.0%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR REAL ESTATE FUND A CLASS - 315918342

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,380,402   $     3,279,219           144,625
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (87,275)
                                                       ---------------
Net assets                                             $     3,293,127
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,293,127         2,172,649   $          1.52
Band 100                                                             0                 0              1.53
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.57
Band 25                                                              0                 0              1.59
Band 0                                                               0                 0              1.60
                                                       ---------------   ---------------
 Total                                                 $     3,293,127         2,172,649
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        42,747
Mortality & expense charges                                                                        (41,476)
                                                                                           ---------------
Net investment income (loss)                                                                         1,271
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            91,184
Realized gain distributions                                                                         85,726
Net change in unrealized appreciation (depreciation)                                              (136,335)
                                                                                           ---------------
Net gain (loss)                                                                                     40,575
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        41,846
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,271   $              9,886
Net realized gain (loss)                                                      91,184                 17,636
Realized gain distributions                                                   85,726                177,821
Net change in unrealized appreciation (depreciation)                        (136,335)               302,157
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             41,846                507,500
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,337,850              1,428,357
Cost of units redeemed                                                    (1,063,186)              (451,136)
Account charges                                                               (2,830)                (2,331)
                                                                --------------------   --------------------
Increase (decrease)                                                          271,834                974,890
                                                                --------------------   --------------------
Net increase (decrease)                                                      313,680              1,482,390
Net assets, beginning                                                      2,979,447              1,497,057
                                                                --------------------   --------------------
Net assets, ending                                              $          3,293,127   $          2,979,447
                                                                ====================   ====================

Units sold                                                                   922,290              1,080,875
Units redeemed                                                              (754,715)              (364,530)
                                                                --------------------   --------------------
Net increase (decrease)                                                      167,575                716,345
Units outstanding, beginning                                               2,005,074              1,288,729
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,172,649              2,005,074
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,641,544
Cost of units redeemed/account charges                                                           (1,893,444)
Net investment income (loss)                                                                         14,602
Net realized gain (loss)                                                                            133,048
Realized gain distributions                                                                         296,194
Net change in unrealized appreciation (depreciation)                                                101,183
                                                                                       --------------------
Net assets                                                                             $          3,293,127
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52             2,173   $         3,293              1.25%               2.0%
12/31/2014                        1.49             2,005             2,979              1.25%              27.9%
12/31/2013                        1.16             1,289             1,497              1.25%               0.2%
12/31/2012                        1.16               224               260              1.25%              16.6%
12/31/2011                        0.99                76                76              1.25%              -0.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              1.00%               2.3%
12/31/2014                        1.50                 0                 0              1.00%              28.2%
12/31/2013                        1.17                 0                 0              1.00%               0.4%
12/31/2012                        1.16                 0                 0              1.00%              16.9%
12/31/2011                        1.00                 0                 0              1.00%              -0.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%               2.5%
12/31/2014                        1.51                 0                 0              0.75%              28.6%
12/31/2013                        1.18                 0                 0              0.75%               0.7%
12/31/2012                        1.17                 0                 0              0.75%              17.2%
12/31/2011                        1.00                 0                 0              0.75%              -0.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.50%               2.8%
12/31/2014                        1.53                 0                 0              0.50%              28.9%
12/31/2013                        1.18                 0                 0              0.50%               0.9%
12/31/2012                        1.17                 0                 0              0.50%              17.5%
12/31/2011                        1.00                 0                 0              0.50%              -0.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.25%               3.0%
12/31/2014                        1.54                 0                 0              0.25%              29.2%
12/31/2013                        1.19                 0                 0              0.25%               1.2%
12/31/2012                        1.18                 0                 0              0.25%              17.8%
12/31/2011                        1.00                 0                 0              0.25%              -0.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.00%               3.3%
12/31/2014                        1.55                 0                 0              0.00%              29.5%
12/31/2013                        1.20                 0                 0              0.00%               1.4%
12/31/2012                        1.18                 0                 0              0.00%              18.1%
12/31/2011                        1.00                 0                 0              0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.7%
                2013               1.6%
                2012               1.4%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR SMALL CAP FUND A CLASS - 315805697

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         7,206   $         8,035               296
                                                                         ===============   ===============
Receivables: investments sold                                       19
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         7,225
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           264               198   $          1.34
Band 100                                                             0                 0              1.35
Band 75                                                              0                 0              1.37
Band 50                                                              0                 0              1.38
Band 25                                                              0                 0              1.40
Band 0                                                           6,961             4,922              1.41
                                                       ---------------   ---------------
 Total                                                 $         7,225             5,120
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (12)
Realized gain distributions                                                                            503
Net change in unrealized appreciation (depreciation)                                                  (795)
                                                                                           ---------------
Net gain (loss)                                                                                       (304)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (305)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (1)  $               (358)
Net realized gain (loss)                                                         (12)                 4,039
Realized gain distributions                                                      503                    293
Net change in unrealized appreciation (depreciation)                            (795)                (3,281)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (305)                   693
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,834                  2,417
Cost of units redeemed                                                            (9)               (39,974)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            6,825                (37,557)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,520                (36,864)
Net assets, beginning                                                            705                 37,569
                                                                --------------------   --------------------
Net assets, ending                                              $              7,225   $                705
                                                                ====================   ====================

Units sold                                                                     4,732                  1,846
Units redeemed                                                                  (111)               (30,647)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,621                (28,801)
Units outstanding, beginning                                                     499                 29,300
                                                                --------------------   --------------------
Units outstanding, ending                                                      5,120                    499
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            150,296
Cost of units redeemed/account charges                                                             (163,697)
Net investment income (loss)                                                                         (1,794)
Net realized gain (loss)                                                                             18,455
Realized gain distributions                                                                           4,794
Net change in unrealized appreciation (depreciation)                                                   (829)
                                                                                       --------------------
Net assets                                                                             $              7,225
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              1.25%              -2.9%
12/31/2014                        1.38                 0                 0              1.25%               7.3%
12/31/2013                        1.28                29                38              1.25%              36.5%
12/31/2012                        0.94                79                75              1.25%               4.7%
12/31/2011                        0.90                 0                 0              1.25%             -10.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              1.00%              -2.6%
12/31/2014                        1.39                 0                 0              1.00%               7.6%
12/31/2013                        1.29                 0                 0              1.00%              36.8%
12/31/2012                        0.94                 0                 0              1.00%               5.0%
12/31/2011                        0.90                 0                 0              1.00%             -10.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.75%              -2.4%
12/31/2014                        1.40                 0                 0              0.75%               7.8%
12/31/2013                        1.30                 0                 0              0.75%              37.2%
12/31/2012                        0.95                 0                 0              0.75%               5.2%
12/31/2011                        0.90                 0                 0              0.75%             -10.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.50%              -2.1%
12/31/2014                        1.41                 0                 0              0.50%               8.1%
12/31/2013                        1.31                 0                 0              0.50%              37.5%
12/31/2012                        0.95                 0                 0              0.50%               5.5%
12/31/2011                        0.90                 0                 0              0.50%              -9.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%              -1.9%
12/31/2014                        1.43                 0                 0              0.25%               8.4%
12/31/2013                        1.31                 0                 0              0.25%              37.8%
12/31/2012                        0.95                 0                 0              0.25%               5.7%
12/31/2011                        0.90                 0                 0              0.25%              -9.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 5   $             7              0.00%              -1.6%
12/31/2014                        1.44                 0                 0              0.00%               8.6%
12/31/2013                        1.32                 0                 0              0.00%              38.2%
12/31/2012                        0.96                 0                 0              0.00%               6.0%
12/31/2011                        0.90                 0                 0              0.00%              -9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FIDELITY ADVISOR SMALL CAP FUND T CLASS - 315805663

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,213,606   $     7,563,080           317,326
                                                                         ===============   ===============
Receivables: investments sold                                   34,130
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,247,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,562,712         1,432,690   $          3.18
Band 100                                                       508,434           154,834              3.28
Band 75                                                              0                 0              3.39
Band 50                                                        467,689           133,962              3.49
Band 25                                                              0                 0              3.60
Band 0                                                       1,708,901           454,194              3.76
                                                       ---------------   ---------------
 Total                                                 $     7,247,736         2,175,680
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (70,599)
                                                                                           ---------------
Net investment income (loss)                                                                       (70,599)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           369,362
Realized gain distributions                                                                        598,684
Net change in unrealized appreciation (depreciation)                                            (1,054,106)
                                                                                           ---------------
Net gain (loss)                                                                                    (86,060)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (156,659)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (70,599)  $            (81,174)
Net realized gain (loss)                                                     369,362                773,219
Realized gain distributions                                                  598,684              1,060,017
Net change in unrealized appreciation (depreciation)                      (1,054,106)            (1,177,101)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (156,659)               574,961
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,353,653              1,478,287
Cost of units redeemed                                                    (2,436,014)            (4,713,206)
Account charges                                                               (1,951)                (2,369)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,084,312)            (3,237,288)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,240,971)            (2,662,327)
Net assets, beginning                                                      8,488,707             11,151,034
                                                                --------------------   --------------------
Net assets, ending                                              $          7,247,736   $          8,488,707
                                                                ====================   ====================

Units sold                                                                   445,903                617,419
Units redeemed                                                              (747,152)            (1,651,172)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (301,249)            (1,033,753)
Units outstanding, beginning                                               2,476,929              3,510,682
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,175,680              2,476,929
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         30,037,878
Cost of units redeemed/account charges                                                          (28,711,596)
Net investment income (loss)                                                                       (701,896)
Net realized gain (loss)                                                                          1,601,822
Realized gain distributions                                                                       5,371,002
Net change in unrealized appreciation (depreciation)                                               (349,474)
                                                                                       --------------------
Net assets                                                                             $          7,247,736
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.18             1,433   $         4,563              1.25%              -3.1%
12/31/2014                        3.29             1,640             5,389              1.25%               7.0%
12/31/2013                        3.07             2,635             8,086              1.25%              36.2%
12/31/2012                        2.25             3,700             8,336              1.25%               4.4%
12/31/2011                        2.16             4,291             9,258              1.25%              -6.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.28               155   $           508              1.00%              -2.8%
12/31/2014                        3.38               148               499              1.00%               7.3%
12/31/2013                        3.15                 1                 4              1.00%              36.6%
12/31/2012                        2.31                14                33              1.00%               4.7%
12/31/2011                        2.20                 7                15              1.00%              -5.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.39                 0   $             0              0.75%              -2.6%
12/31/2014                        3.48                 0                 0              0.75%               7.6%
12/31/2013                        3.23                 0                 0              0.75%              36.9%
12/31/2012                        2.36                 0                 0              0.75%               5.0%
12/31/2011                        2.25                 0                 0              0.75%              -5.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.49               134   $           468              0.50%              -2.3%
12/31/2014                        3.57               157               561              0.50%               7.8%
12/31/2013                        3.31               150               497              0.50%              37.3%
12/31/2012                        2.41               146               353              0.50%               5.2%
12/31/2011                        2.29               146               334              0.50%              -5.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.60                 0   $             0              0.25%              -2.1%
12/31/2014                        3.68                 0                 0              0.25%               8.1%
12/31/2013                        3.40                 0                 0              0.25%              37.6%
12/31/2012                        2.47                 0                 0              0.25%               5.5%
12/31/2011                        2.34                 0                 0              0.25%              -5.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.76               454   $         1,709              0.00%              -1.8%
12/31/2014                        3.83               532             2,039              0.00%               8.4%
12/31/2013                        3.54               725             2,564              0.00%              37.9%
12/31/2012                        2.56               829             2,126              0.00%               5.8%
12/31/2011                        2.42               886             2,148              0.00%              -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR STOCK SELECTOR ALL CAP FUND T CLASS - 316066794

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       294,797   $       307,727             8,772
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $       294,770
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       136,389            94,976   $          1.44
Band 100                                                       158,381           109,418              1.45
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.48
Band 0                                                               0                 0              1.49
                                                       ---------------   ---------------
 Total                                                 $       294,770           204,394
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,446)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,446)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,117
Realized gain distributions                                                                         12,646
Net change in unrealized appreciation (depreciation)                                               (37,662)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,899)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,345)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,446)  $             (3,160)
Net realized gain (loss)                                                      23,117                 13,180
Realized gain distributions                                                   12,646                 29,627
Net change in unrealized appreciation (depreciation)                         (37,662)               (16,327)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,345)                23,320
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     139,001                 76,303
Cost of units redeemed                                                      (135,880)               (61,560)
Account charges                                                                  (73)                   (77)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,048                 14,666
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,297)                37,986
Net assets, beginning                                                        297,067                259,081
                                                                --------------------   --------------------
Net assets, ending                                              $            294,770   $            297,067
                                                                ====================   ====================

Units sold                                                                    93,553                116,108
Units redeemed                                                               (91,666)              (106,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,887                  9,351
Units outstanding, beginning                                                 202,507                193,156
                                                                --------------------   --------------------
Units outstanding, ending                                                    204,394                202,507
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            471,152
Cost of units redeemed/account charges                                                             (254,435)
Net investment income (loss)                                                                         (8,644)
Net realized gain (loss)                                                                             43,614
Realized gain distributions                                                                          56,013
Net change in unrealized appreciation (depreciation)                                                (12,930)
                                                                                       --------------------
Net assets                                                                             $            294,770
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/26/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.44                95   $           136              1.25%              -1.9%
12/31/2014                        1.46               115               168              1.25%               9.1%
12/31/2013                        1.34               193               259              1.25%              31.6%
12/31/2012                        1.02               177               181              1.25%               1.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45               109   $           158              1.00%              -1.6%
12/31/2014                        1.47                87               129              1.00%               9.4%
12/31/2013                        1.35                 0                 0              1.00%              31.9%
12/31/2012                        1.02                 0                 0              1.00%               2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%              -1.4%
12/31/2014                        1.48                 0                 0              0.75%               9.7%
12/31/2013                        1.35                 0                 0              0.75%              32.3%
12/31/2012                        1.02                 0                 0              0.75%               2.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%              -1.1%
12/31/2014                        1.49                 0                 0              0.50%               9.9%
12/31/2013                        1.35                 0                 0              0.50%              32.6%
12/31/2012                        1.02                 0                 0              0.50%               2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%              -0.9%
12/31/2014                        1.50                 0                 0              0.25%              10.2%
12/31/2013                        1.36                 0                 0              0.25%              32.9%
12/31/2012                        1.02                 0                 0              0.25%               2.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.00%              -0.6%
12/31/2014                        1.50                 0                 0              0.00%              10.5%
12/31/2013                        1.36                 0                 0              0.00%              33.3%
12/31/2012                        1.02                 0                 0              0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.3%
                2012               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        FIDELITY ADVISOR STOCK SELECTOR MID CAP FUND T CLASS - 315805408

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       166,358   $       176,693             5,496
                                                                         ===============   ===============
Receivables: investments sold                                    2,450
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       168,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       168,808            67,297   $          2.51
Band 100                                                             0                 0              2.59
Band 75                                                              0                 0              2.67
Band 50                                                              0                 0              2.75
Band 25                                                              0                 0              2.84
Band 0                                                               0                 0              2.95
                                                       ---------------   ---------------
 Total                                                 $       168,808            67,297
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,030)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,030)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,014
Realized gain distributions                                                                          2,781
Net change in unrealized appreciation (depreciation)                                               (31,588)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,793)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,823)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,030)  $             (1,418)
Net realized gain (loss)                                                      23,014                  1,107
Realized gain distributions                                                    2,781                      0
Net change in unrealized appreciation (depreciation)                         (31,588)                 9,618
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,823)                 9,307
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     216,614                 36,769
Cost of units redeemed                                                      (176,096)                (7,052)
Account charges                                                                  (66)                   (44)
                                                                --------------------   --------------------
Increase (decrease)                                                           40,452                 29,673
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,629                 38,980
Net assets, beginning                                                        136,179                 97,199
                                                                --------------------   --------------------
Net assets, ending                                              $            168,808   $            136,179
                                                                ====================   ====================

Units sold                                                                    81,742                 15,303
Units redeemed                                                               (66,054)                (3,582)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,688                 11,721
Units outstanding, beginning                                                  51,609                 39,888
                                                                --------------------   --------------------
Units outstanding, ending                                                     67,297                 51,609
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,223,764
Cost of units redeemed/account charges                                                           (1,209,007)
Net investment income (loss)                                                                        (26,419)
Net realized gain (loss)                                                                             79,513
Realized gain distributions                                                                         111,292
Net change in unrealized appreciation (depreciation)                                                (10,335)
                                                                                       --------------------
Net assets                                                                             $            168,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.51                67   $           169              1.25%              -4.9%
12/31/2014                        2.64                52               136              1.25%               8.3%
12/31/2013                        2.44                40                97              1.25%              29.0%
12/31/2012                        1.89                55               104              1.25%              17.5%
12/31/2011                        1.61                50                80              1.25%              -6.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.59                 0   $             0              1.00%              -4.7%
12/31/2014                        2.71                 0                 0              1.00%               8.6%
12/31/2013                        2.50                 0                 0              1.00%              29.3%
12/31/2012                        1.93                 0                 0              1.00%              17.8%
12/31/2011                        1.64                 0                 0              1.00%              -6.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.67                 0   $             0              0.75%              -4.5%
12/31/2014                        2.79                 0                 0              0.75%               8.8%
12/31/2013                        2.57                 0                 0              0.75%              29.7%
12/31/2012                        1.98                 0                 0              0.75%              18.1%
12/31/2011                        1.67                 0                 0              0.75%              -5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.75                 0   $             0              0.50%              -4.2%
12/31/2014                        2.87                 0                 0              0.50%               9.1%
12/31/2013                        2.63                 0                 0              0.50%              30.0%
12/31/2012                        2.02                 0                 0              0.50%              18.4%
12/31/2011                        1.71                 0                 0              0.50%              -5.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.84                 0   $             0              0.25%              -4.0%
12/31/2014                        2.95                 0                 0              0.25%               9.4%
12/31/2013                        2.70                 0                 0              0.25%              30.3%
12/31/2012                        2.07                 0                 0              0.25%              18.7%
12/31/2011                        1.75                 0                 0              0.25%              -5.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.95                 0   $             0              0.00%              -3.7%
12/31/2014                        3.07                 0                 0              0.00%               9.6%
12/31/2013                        2.80                 0                 0              0.00%              30.6%
12/31/2012                        2.14                 0                 0              0.00%              19.0%
12/31/2011                        1.80                 0                 0              0.00%              -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.4%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      FIDELITY ADVISOR STRATEGIC DIVIDEND & INCOME FUND T CLASS - 316145705

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       356,687   $       381,116            26,342
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (11)
                                                       ---------------
Net assets                                             $       356,676
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       356,676           325,886   $          1.09
Band 100                                                             0                 0              1.10
Band 75                                                              0                 0              1.11
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.12
                                                       ---------------   ---------------
 Total                                                 $       356,676           325,886
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,901
Mortality & expense charges                                                                         (3,662)
                                                                                           ---------------
Net investment income (loss)                                                                         4,239
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (518)
Realized gain distributions                                                                          6,916
Net change in unrealized appreciation (depreciation)                                               (24,429)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,031)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,792)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,239   $                  0
Net realized gain (loss)                                                        (518)                     0
Realized gain distributions                                                    6,916                      0
Net change in unrealized appreciation (depreciation)                         (24,429)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,792)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     408,589                      0
Cost of units redeemed                                                       (37,309)                     0
Account charges                                                                 (812)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          370,468                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      356,676                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            356,676   $                  0
                                                                ====================   ====================

Units sold                                                                   360,032                      0
Units redeemed                                                               (34,146)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      325,886                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    325,886                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            408,589
Cost of units redeemed/account charges                                                              (38,121)
Net investment income (loss)                                                                          4,239
Net realized gain (loss)                                                                               (518)
Realized gain distributions                                                                           6,916
Net change in unrealized appreciation (depreciation)                                                (24,429)
                                                                                       --------------------
Net assets                                                                             $            356,676
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09               326   $           357              1.25%              -2.9%
12/31/2014                        1.13                 0                 0              1.25%              11.3%
12/31/2013                        1.01                 0                 0              1.25%               1.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              1.00%              -2.7%
12/31/2014                        1.13                 0                 0              1.00%              11.6%
12/31/2013                        1.01                 0                 0              1.00%               1.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.75%              -2.4%
12/31/2014                        1.13                 0                 0              0.75%              11.9%
12/31/2013                        1.01                 0                 0              0.75%               1.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%              -2.2%
12/31/2014                        1.14                 0                 0              0.50%              12.2%
12/31/2013                        1.01                 0                 0              0.50%               1.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%              -1.9%
12/31/2014                        1.14                 0                 0              0.25%              12.4%
12/31/2013                        1.01                 0                 0              0.25%               1.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.00%              -1.7%
12/31/2014                        1.14                 0                 0              0.00%              12.7%
12/31/2013                        1.01                 0                 0              0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.4%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR STRATEGIC INCOME FUND A CLASS - 315920850

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       212,122   $       224,245            18,941
                                                                         ===============   ===============
Receivables: investments sold                                    2,293
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       214,415
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       214,415           196,712   $          1.09
Band 100                                                             0                 0              1.10
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.13
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $       214,415           196,712
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,882
Mortality & expense charges                                                                         (2,264)
                                                                                           ---------------
Net investment income (loss)                                                                         3,618
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (220)
Realized gain distributions                                                                             32
Net change in unrealized appreciation (depreciation)                                               (10,911)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,099)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,481)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,618   $              3,118
Net realized gain (loss)                                                        (220)                 3,206
Realized gain distributions                                                       32                    839
Net change in unrealized appreciation (depreciation)                         (10,911)                 1,339
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,481)                 8,502
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     173,355                 21,948
Cost of units redeemed                                                        (5,881)              (184,116)
Account charges                                                                 (183)                  (339)
                                                                --------------------   --------------------
Increase (decrease)                                                          167,291               (162,507)
                                                                --------------------   --------------------
Net increase (decrease)                                                      159,810               (154,005)
Net assets, beginning                                                         54,605                208,610
                                                                --------------------   --------------------
Net assets, ending                                              $            214,415   $             54,605
                                                                ====================   ====================

Units sold                                                                   153,638                 19,498
Units redeemed                                                                (5,483)              (160,593)
                                                                --------------------   --------------------
Net increase (decrease)                                                      148,155               (141,095)
Units outstanding, beginning                                                  48,557                189,652
                                                                --------------------   --------------------
Units outstanding, ending                                                    196,712                 48,557
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            438,999
Cost of units redeemed/account charges                                                             (229,982)
Net investment income (loss)                                                                         12,353
Net realized gain (loss)                                                                               (908)
Realized gain distributions                                                                           6,076
Net change in unrealized appreciation (depreciation)                                                (12,123)
                                                                                       --------------------
Net assets                                                                             $            214,415
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09               197   $           214              1.25%              -3.1%
12/31/2014                        1.12                49                55              1.25%               2.2%
12/31/2013                        1.10               190               209              1.25%              -1.2%
12/31/2012                        1.11               141               157              1.25%               9.2%
12/31/2011                        1.02                37                37              1.25%               3.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              1.00%              -2.8%
12/31/2014                        1.14                 0                 0              1.00%               2.5%
12/31/2013                        1.11                 0                 0              1.00%              -0.9%
12/31/2012                        1.12                 0                 0              1.00%               9.5%
12/31/2011                        1.02                 0                 0              1.00%               3.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%              -2.6%
12/31/2014                        1.15                 0                 0              0.75%               2.7%
12/31/2013                        1.12                 0                 0              0.75%              -0.7%
12/31/2012                        1.13                 0                 0              0.75%               9.7%
12/31/2011                        1.03                 0                 0              0.75%               3.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.50%              -2.3%
12/31/2014                        1.16                 0                 0              0.50%               3.0%
12/31/2013                        1.13                 0                 0              0.50%              -0.4%
12/31/2012                        1.13                 0                 0              0.50%              10.0%
12/31/2011                        1.03                 0                 0              0.50%               3.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%              -2.1%
12/31/2014                        1.17                 0                 0              0.25%               3.3%
12/31/2013                        1.14                 0                 0              0.25%              -0.2%
12/31/2012                        1.14                 0                 0              0.25%              10.3%
12/31/2011                        1.03                 0                 0              0.25%               4.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%              -1.9%
12/31/2014                        1.18                 0                 0              0.00%               3.5%
12/31/2013                        1.14                 0                 0              0.00%               0.1%
12/31/2012                        1.14                 0                 0              0.00%              10.6%
12/31/2011                        1.03                 0                 0              0.00%               4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.4%
                2014               3.7%
                2013               3.1%
                2012               2.6%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND I CLASS - 31617K832

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,282,860   $     4,446,948           412,725
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (52,420)
                                                       ---------------
Net assets                                             $     4,230,440
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,210,844         4,120,155   $          1.02
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.04
Band 0                                                          19,596            18,675              1.05
                                                       ---------------   ---------------
 Total                                                 $     4,230,440         4,138,830
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        92,594
Mortality & expense charges                                                                        (38,083)
                                                                                           ---------------
Net investment income (loss)                                                                        54,511
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,539)
Realized gain distributions                                                                         24,192
Net change in unrealized appreciation (depreciation)                                              (163,158)
                                                                                           ---------------
Net gain (loss)                                                                                   (148,505)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (93,994)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             54,511   $                286
Net realized gain (loss)                                                      (9,539)                     0
Realized gain distributions                                                   24,192                    239
Net change in unrealized appreciation (depreciation)                        (163,158)                  (930)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (93,994)                  (405)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,758,127                168,955
Cost of units redeemed                                                      (599,697)                    (1)
Account charges                                                               (2,538)                    (7)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,155,892                168,947
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,061,898                168,542
Net assets, beginning                                                        168,542                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          4,230,440   $            168,542
                                                                ====================   ====================

Units sold                                                                 4,572,747                162,215
Units redeemed                                                              (596,124)                    (8)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,976,623                162,207
Units outstanding, beginning                                                 162,207                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,138,830                162,207
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,927,082
Cost of units redeemed/account charges                                                             (602,243)
Net investment income (loss)                                                                         54,797
Net realized gain (loss)                                                                             (9,539)
Realized gain distributions                                                                          24,431
Net change in unrealized appreciation (depreciation)                                               (164,088)
                                                                                       --------------------
Net assets                                                                             $          4,230,440
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02             4,120   $         4,211              1.25%              -1.6%
12/31/2014                        1.04               161               167              1.25%               4.2%
12/31/2013                        1.00                 0                 0              1.25%              -0.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%              -1.4%
12/31/2014                        1.04                 0                 0              1.00%               4.5%
12/31/2013                        1.00                 0                 0              1.00%              -0.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%              -1.1%
12/31/2014                        1.04                 0                 0              0.75%               4.7%
12/31/2013                        1.00                 0                 0              0.75%              -0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%              -0.9%
12/31/2014                        1.05                 0                 0              0.50%               5.0%
12/31/2013                        1.00                 0                 0              0.50%              -0.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%              -0.6%
12/31/2014                        1.05                 0                 0              0.25%               5.2%
12/31/2013                        1.00                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                19   $            20              0.00%              -0.4%
12/31/2014                        1.05                 1                 1              0.00%               5.5%
12/31/2013                        1.00                 0                 0              0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.2%
                2014               0.6%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              FIDELITY ADVISOR TOTAL BOND FUND T CLASS - 31617K840

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       891,267   $       922,961            87,070
                                                                         ===============   ===============
Receivables: investments sold                                    1,203
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       892,470
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       892,470           878,079   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $       892,470           878,079
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,922
Mortality & expense charges                                                                        (11,109)
                                                                                           ---------------
Net investment income (loss)                                                                        12,813
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,636)
Realized gain distributions                                                                          4,976
Net change in unrealized appreciation (depreciation)                                               (31,602)
                                                                                           ---------------
Net gain (loss)                                                                                    (41,262)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (28,449)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,813   $                 72
Net realized gain (loss)                                                     (14,636)                    (2)
Realized gain distributions                                                    4,976                     70
Net change in unrealized appreciation (depreciation)                         (31,602)                   (92)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (28,449)                    48
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,667,094                 47,628
Cost of units redeemed                                                      (793,403)                  (298)
Account charges                                                                 (136)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                          873,555                 47,316
                                                                --------------------   --------------------
Net increase (decrease)                                                      845,106                 47,364
Net assets, beginning                                                         47,364                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            892,470   $             47,364
                                                                ====================   ====================

Units sold                                                                 1,602,928                 46,032
Units redeemed                                                              (770,579)                  (302)
                                                                --------------------   --------------------
Net increase (decrease)                                                      832,349                 45,730
Units outstanding, beginning                                                  45,730                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    878,079                 45,730
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,714,722
Cost of units redeemed/account charges                                                             (793,851)
Net investment income (loss)                                                                         12,885
Net realized gain (loss)                                                                            (14,638)
Realized gain distributions                                                                           5,046
Net change in unrealized appreciation (depreciation)                                                (31,694)
                                                                                       --------------------
Net assets                                                                             $            892,470
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02               878   $           892              1.25%              -1.9%
12/31/2014                        1.04                46                47              1.25%               3.9%
12/31/2013                        1.00                 0                 0              1.25%              -0.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%              -1.6%
12/31/2014                        1.04                 0                 0              1.00%               4.2%
12/31/2013                        1.00                 0                 0              1.00%              -0.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%              -1.4%
12/31/2014                        1.04                 0                 0              0.75%               4.4%
12/31/2013                        1.00                 0                 0              0.75%              -0.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              -1.1%
12/31/2014                        1.04                 0                 0              0.50%               4.7%
12/31/2013                        1.00                 0                 0              0.50%              -0.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%              -0.9%
12/31/2014                        1.05                 0                 0              0.25%               4.9%
12/31/2013                        1.00                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.00%              -0.6%
12/31/2014                        1.05                 0                 0              0.00%               5.2%
12/31/2013                        1.00                 0                 0              0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.1%
                2014               0.6%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY ADVISOR VALUE FUND T CLASS - 315916734 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.27
Band 100                                                             0                 0              1.30
Band 75                                                              0                 0              1.32
Band 50                                                              0                 0              1.35
Band 25                                                              0                 0              1.38
Band 0                                                               0                 0              1.41
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              1.25%              -8.1%
12/31/2014                        1.38                 0                 0              1.25%               9.6%
12/31/2013                        1.26                 0                 0              1.25%              34.3%
12/31/2012                        0.94                 0                 0              1.25%              19.3%
12/31/2011                        0.79                 0                 0              1.25%              -8.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              1.00%              -7.9%
12/31/2014                        1.41                 0                 0              1.00%               9.9%
12/31/2013                        1.28                 0                 0              1.00%              34.6%
12/31/2012                        0.95                 0                 0              1.00%              19.6%
12/31/2011                        0.80                 0                 0              1.00%              -8.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.75%              -7.7%
12/31/2014                        1.43                 0                 0              0.75%              10.1%
12/31/2013                        1.30                 0                 0              0.75%              34.9%
12/31/2012                        0.96                 0                 0              0.75%              19.9%
12/31/2011                        0.80                 0                 0              0.75%              -8.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.50%              -7.4%
12/31/2014                        1.46                 0                 0              0.50%              10.4%
12/31/2013                        1.32                 0                 0              0.50%              35.3%
12/31/2012                        0.98                 0                 0              0.50%              20.2%
12/31/2011                        0.81                 0                 0              0.50%              -7.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%              -7.2%
12/31/2014                        1.48                 0                 0              0.25%              10.7%
12/31/2013                        1.34                 0                 0              0.25%              35.6%
12/31/2012                        0.99                 0                 0              0.25%              20.5%
12/31/2011                        0.82                 0                 0              0.25%              -7.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.00%              -7.0%
12/31/2014                        1.51                 0                 0              0.00%              11.0%
12/31/2013                        1.36                 0                 0              0.00%              35.9%
12/31/2012                        1.00                 0                 0              0.00%              20.8%
12/31/2011                        0.83                 0                 0              0.00%              -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FIDELITY ADVISOR VALUE FUND A CLASS - 315916767

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.30
Band 100                                                             0                 0              1.32
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.38
Band 25                                                              0                 0              1.41
Band 0                                                               0                 0              1.44
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                            (40)
                                                                                           ---------------
Net investment income (loss)                                                                           (40)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               504
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (636)
                                                                                           ---------------
Net gain (loss)                                                                                       (132)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (172)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (40)  $                (40)
Net realized gain (loss)                                                         504                  1,040
Realized gain distributions                                                        0                      3
Net change in unrealized appreciation (depreciation)                            (636)                  (690)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (172)                   313
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          15                  2,062
Cost of units redeemed                                                        (3,456)                (3,556)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,441)                (1,494)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,613)                (1,181)
Net assets, beginning                                                          3,613                  4,794
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $              3,613
                                                                ====================   ====================

Units sold                                                                        11                  1,568
Units redeemed                                                                (2,577)                (2,743)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,566)                (1,175)
Units outstanding, beginning                                                   2,566                  3,741
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                  2,566
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              5,557
Cost of units redeemed/account charges                                                               (7,012)
Net investment income (loss)                                                                           (112)
Net realized gain (loss)                                                                              1,554
Realized gain distributions                                                                              13
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              1.25%              -7.9%
12/31/2014                        1.41                 3                 4              1.25%               9.9%
12/31/2013                        1.28                 4                 5              1.25%              34.6%
12/31/2012                        0.95                 3                 3              1.25%              19.6%
12/31/2011                        0.80                 0                 0              1.25%              -8.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              1.00%              -7.7%
12/31/2014                        1.43                 0                 0              1.00%              10.2%
12/31/2013                        1.30                 0                 0              1.00%              35.0%
12/31/2012                        0.96                 0                 0              1.00%              19.9%
12/31/2011                        0.80                 0                 0              1.00%              -8.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%              -7.5%
12/31/2014                        1.46                 0                 0              0.75%              10.4%
12/31/2013                        1.32                 0                 0              0.75%              35.3%
12/31/2012                        0.98                 0                 0              0.75%              20.2%
12/31/2011                        0.81                 0                 0              0.75%              -7.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.50%              -7.2%
12/31/2014                        1.49                 0                 0              0.50%              10.7%
12/31/2013                        1.34                 0                 0              0.50%              35.6%
12/31/2012                        0.99                 0                 0              0.50%              20.5%
12/31/2011                        0.82                 0                 0              0.50%              -7.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.25%              -7.0%
12/31/2014                        1.51                 0                 0              0.25%              11.0%
12/31/2013                        1.36                 0                 0              0.25%              36.0%
12/31/2012                        1.00                 0                 0              0.25%              20.8%
12/31/2011                        0.83                 0                 0              0.25%              -7.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.00%              -6.8%
12/31/2014                        1.54                 0                 0              0.00%              11.3%
12/31/2013                        1.38                 0                 0              0.00%              36.3%
12/31/2012                        1.02                 0                 0              0.00%              21.1%
12/31/2011                        0.84                 0                 0              0.00%              -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.2%
                2013               0.2%
                2012               1.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY VIP ASSET MANAGER PORTFOLIO INITIAL CLASS - 922175203

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,313,758   $    26,132,039         1,733,026
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,267)
                                                       ---------------
Net assets                                             $    27,312,491
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    27,312,491         8,606,176   $          3.17
Band 100                                                             0                 0              3.27
Band 75                                                              0                 0              3.37
Band 50                                                              0                 0              3.48
Band 25                                                              0                 0              3.59
Band 0                                                               0                 0              4.21
                                                       ---------------   ---------------
 Total                                                 $    27,312,491         8,606,176
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       462,283
Mortality & expense charges                                                                       (372,775)
                                                                                           ---------------
Net investment income (loss)                                                                        89,508
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           481,343
Realized gain distributions                                                                      2,051,106
Net change in unrealized appreciation (depreciation)                                            (2,914,878)
                                                                                           ---------------
Net gain (loss)                                                                                   (382,429)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (292,921)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             89,508   $             66,685
Net realized gain (loss)                                                     481,343                977,674
Realized gain distributions                                                2,051,106              1,477,069
Net change in unrealized appreciation (depreciation)                      (2,914,878)            (1,115,201)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (292,921)             1,406,227
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,890,075              2,170,143
Cost of units redeemed                                                    (4,702,014)            (6,644,771)
Account charges                                                               (6,240)                (7,970)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,818,179)            (4,482,598)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,111,100)            (3,076,371)
Net assets, beginning                                                     30,423,591             33,499,962
                                                                --------------------   --------------------
Net assets, ending                                              $         27,312,491   $         30,423,591
                                                                ====================   ====================

Units sold                                                                   659,942                761,500
Units redeemed                                                            (1,534,607)            (2,191,856)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (874,665)            (1,430,356)
Units outstanding, beginning                                               9,480,841             10,911,197
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,606,176              9,480,841
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        244,042,536
Cost of units redeemed/account charges                                                         (267,249,397)
Net investment income (loss)                                                                     40,064,068
Net realized gain (loss)                                                                         (3,434,215)
Realized gain distributions                                                                      12,707,780
Net change in unrealized appreciation (depreciation)                                              1,181,719
                                                                                       --------------------
Net assets                                                                             $         27,312,491
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.17             8,606   $        27,312              1.25%              -1.1%
12/31/2014                        3.21             9,481            30,424              1.25%               4.5%
12/31/2013                        3.07            10,911            33,500              1.25%              14.3%
12/31/2012                        2.69            11,834            31,797              1.25%              11.1%
12/31/2011                        2.42            12,832            31,038              1.25%              -3.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.27                 0   $             0              1.00%              -0.9%
12/31/2014                        3.30                 0                 0              1.00%               4.8%
12/31/2013                        3.15                 0                 0              1.00%              14.6%
12/31/2012                        2.75                 0                 0              1.00%              11.4%
12/31/2011                        2.47                 0                 0              1.00%              -3.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.37                 0   $             0              0.75%              -0.6%
12/31/2014                        3.39                 0                 0              0.75%               5.0%
12/31/2013                        3.23                 0                 0              0.75%              14.8%
12/31/2012                        2.81                 0                 0              0.75%              11.6%
12/31/2011                        2.52                 0                 0              0.75%              -3.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.48                 0   $             0              0.50%              -0.4%
12/31/2014                        3.49                 0                 0              0.50%               5.3%
12/31/2013                        3.32                 0                 0              0.50%              15.1%
12/31/2012                        2.88                 0                 0              0.50%              11.9%
12/31/2011                        2.57                 0                 0              0.50%              -3.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.59                 0   $             0              0.25%              -0.1%
12/31/2014                        3.59                 0                 0              0.25%               5.6%
12/31/2013                        3.40                 0                 0              0.25%              15.4%
12/31/2012                        2.95                 0                 0              0.25%              12.2%
12/31/2011                        2.63                 0                 0              0.25%              -2.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.21                 0   $             0              0.00%               0.1%
12/31/2014                        4.21                 0                 0              0.00%               5.8%
12/31/2013                        3.98                 0                 0              0.00%              15.7%
12/31/2012                        3.44                 0                 0              0.00%              12.5%
12/31/2011                        3.05                 0                 0              0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.4%
                2013               1.6%
                2012               1.5%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           FIDELITY VIP CONTRAFUND PORTFOLIO INITIAL CLASS - 922175500

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   137,301,074   $   113,101,662         4,027,422
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (690,896)
                                                       ---------------
Net assets                                             $   136,610,178
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   135,660,897        21,776,662   $          6.23
Band 100                                                             0                 0              6.42
Band 75                                                              0                 0              6.62
Band 50                                                              0                 0              6.83
Band 25                                                              0                 0              7.04
Band 0                                                         949,281           117,566              8.07
                                                       ---------------   ---------------
 Total                                                 $   136,610,178        21,894,228
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,489,778
Mortality & expense charges                                                                     (1,892,876)
                                                                                           ---------------
Net investment income (loss)                                                                      (403,098)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         7,672,574
Realized gain distributions                                                                     13,796,234
Net change in unrealized appreciation (depreciation)                                           (21,792,656)
                                                                                           ---------------
Net gain (loss)                                                                                   (323,848)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (726,946)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (403,098)  $           (478,940)
Net realized gain (loss)                                                   7,672,574              6,943,961
Realized gain distributions                                               13,796,234              3,074,267
Net change in unrealized appreciation (depreciation)                     (21,792,656)             6,139,904
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (726,946)            15,679,192
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  19,829,887             20,435,061
Cost of units redeemed                                                   (40,190,180)           (36,916,361)
Account charges                                                              (31,969)               (28,597)
                                                                --------------------   --------------------
Increase (decrease)                                                      (20,392,262)           (16,509,897)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (21,119,208)              (830,705)
Net assets, beginning                                                    157,729,386            158,560,091
                                                                --------------------   --------------------
Net assets, ending                                              $        136,610,178   $        157,729,386
                                                                ====================   ====================

Units sold                                                                 3,261,771              3,995,802
Units redeemed                                                            (6,521,068)            (6,805,092)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,259,297)            (2,809,290)
Units outstanding, beginning                                              25,153,525             27,962,815
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,894,228             25,153,525
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        378,791,423
Cost of units redeemed/account charges                                                         (361,956,795)
Net investment income (loss)                                                                      4,929,078
Net realized gain (loss)                                                                         25,411,116
Realized gain distributions                                                                      65,235,944
Net change in unrealized appreciation (depreciation)                                             24,199,412
                                                                                       --------------------
Net assets                                                                             $        136,610,178
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          6.23            21,777   $       135,661              1.25%              -0.6%
12/31/2014                        6.27            25,086           157,189              1.25%              10.6%
12/31/2013                        5.67            27,915           158,220              1.25%              29.7%
12/31/2012                        4.37            31,205           136,412              1.25%              15.0%
12/31/2011                        3.80            32,359           123,040              1.25%              -3.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          6.42                 0   $             0              1.00%              -0.3%
12/31/2014                        6.44                 0                 0              1.00%              10.8%
12/31/2013                        5.81                 0                 0              1.00%              30.0%
12/31/2012                        4.47                 0                 0              1.00%              15.3%
12/31/2011                        3.88                 0                 0              1.00%              -3.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          6.62                 0   $             0              0.75%              -0.1%
12/31/2014                        6.63                 0                 0              0.75%              11.1%
12/31/2013                        5.97                 0                 0              0.75%              30.3%
12/31/2012                        4.58                 0                 0              0.75%              15.5%
12/31/2011                        3.96                 0                 0              0.75%              -3.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          6.83                 0   $             0              0.50%               0.2%
12/31/2014                        6.82                 0                 0              0.50%              11.4%
12/31/2013                        6.12                 0                 0              0.50%              30.6%
12/31/2012                        4.69                 0                 0              0.50%              15.8%
12/31/2011                        4.04                 0                 0              0.50%              -3.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          7.04                 0   $             0              0.25%               0.4%
12/31/2014                        7.01                 0                 0              0.25%              11.7%
12/31/2013                        6.28                 0                 0              0.25%              31.0%
12/31/2012                        4.80                 0                 0              0.25%              16.1%
12/31/2011                        4.13                 0                 0              0.25%              -2.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          8.07               118   $           949              0.00%               0.7%
12/31/2014                        8.02                67               540              0.00%              11.9%
12/31/2013                        7.16                47               340              0.00%              31.3%
12/31/2012                        5.46                37               203              0.00%              16.4%
12/31/2011                        4.69                 0                 0              0.00%              -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.9%
                2013               1.0%
                2012               1.4%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         FIDELITY VIP EQUITY-INCOME PORTFOLIO INITIAL CLASS - 922174305

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,418,495   $    14,622,495           657,068
                                                                         ===============   ===============
Receivables: investments sold                                   25,122
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    13,443,617
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,443,617         3,708,929   $          3.62
Band 100                                                             0                 0              3.74
Band 75                                                              0                 0              3.85
Band 50                                                              0                 0              3.97
Band 25                                                              0                 0              4.10
Band 0                                                               0                 0              4.70
                                                       ---------------   ---------------
 Total                                                 $    13,443,617         3,708,929
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       450,453
Mortality & expense charges                                                                       (181,271)
                                                                                           ---------------
Net investment income (loss)                                                                       269,182
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,972
Realized gain distributions                                                                      1,375,587
Net change in unrealized appreciation (depreciation)                                            (2,410,539)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,018,980)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (749,798)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            269,182   $            237,702
Net realized gain (loss)                                                      15,972                185,655
Realized gain distributions                                                1,375,587                214,193
Net change in unrealized appreciation (depreciation)                      (2,410,539)               479,878
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (749,798)             1,117,428
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     826,687              2,319,401
Cost of units redeemed                                                    (2,168,883)            (2,996,715)
Account charges                                                               (2,990)                (4,173)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,345,186)              (681,487)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,094,984)               435,941
Net assets, beginning                                                     15,538,601             15,102,660
                                                                --------------------   --------------------
Net assets, ending                                              $         13,443,617   $         15,538,601
                                                                ====================   ====================

Units sold                                                                   244,658                657,702
Units redeemed                                                              (601,543)              (834,784)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (356,885)              (177,082)
Units outstanding, beginning                                               4,065,814              4,242,896
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,708,929              4,065,814
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         86,486,934
Cost of units redeemed/account charges                                                          (87,393,813)
Net investment income (loss)                                                                      7,007,818
Net realized gain (loss)                                                                         (2,055,200)
Realized gain distributions                                                                      10,601,878
Net change in unrealized appreciation (depreciation)                                             (1,204,000)
                                                                                       --------------------
Net assets                                                                             $         13,443,617
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.62             3,709   $        13,444              1.25%              -5.2%
12/31/2014                        3.82             4,066            15,539              1.25%               7.4%
12/31/2013                        3.56             4,243            15,103              1.25%              26.6%
12/31/2012                        2.81             4,189            11,781              1.25%              15.8%
12/31/2011                        2.43             4,723            11,468              1.25%              -0.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.74                 0   $             0              1.00%              -4.9%
12/31/2014                        3.93                 0                 0              1.00%               7.6%
12/31/2013                        3.65                 0                 0              1.00%              26.9%
12/31/2012                        2.88                 0                 0              1.00%              16.1%
12/31/2011                        2.48                 0                 0              1.00%               0.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.85                 0   $             0              0.75%              -4.7%
12/31/2014                        4.04                 0                 0              0.75%               7.9%
12/31/2013                        3.75                 0                 0              0.75%              27.2%
12/31/2012                        2.95                 0                 0              0.75%              16.4%
12/31/2011                        2.53                 0                 0              0.75%               0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.97                 0   $             0              0.50%              -4.4%
12/31/2014                        4.16                 0                 0              0.50%               8.2%
12/31/2013                        3.84                 0                 0              0.50%              27.5%
12/31/2012                        3.01                 0                 0              0.50%              16.7%
12/31/2011                        2.58                 0                 0              0.50%               0.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.10                 0   $             0              0.25%              -4.2%
12/31/2014                        4.28                 0                 0              0.25%               8.4%
12/31/2013                        3.94                 0                 0              0.25%              27.8%
12/31/2012                        3.09                 0                 0              0.25%              17.0%
12/31/2011                        2.64                 0                 0              0.25%               0.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          4.70                 0   $             0              0.00%              -4.0%
12/31/2014                        4.89                 0                 0              0.00%               8.7%
12/31/2013                        4.50                 0                 0              0.00%              28.1%
12/31/2012                        3.51                 0                 0              0.00%              17.3%
12/31/2011                        2.99                 0                 0              0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               2.8%
                2013               2.6%
                2012               3.1%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY VIP GROWTH PORTFOLIO INITIAL CLASS - 922174404

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    48,928,118   $    27,651,651           743,023
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (74,292)
                                                       ---------------
Net assets                                             $    48,853,826
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    48,853,826         9,660,947   $          5.06
Band 100                                                             0                 0              5.21
Band 75                                                              0                 0              5.38
Band 50                                                              0                 0              5.54
Band 25                                                              0                 0              5.72
Band 0                                                               0                 0              6.71
                                                       ---------------   ---------------
 Total                                                 $    48,853,826         9,660,947
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       127,166
Mortality & expense charges                                                                       (626,641)
                                                                                           ---------------
Net investment income (loss)                                                                      (499,475)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,078,085
Realized gain distributions                                                                      1,524,628
Net change in unrealized appreciation (depreciation)                                            (1,374,064)
                                                                                           ---------------
Net gain (loss)                                                                                  3,228,649
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     2,729,174
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (499,475)  $           (521,240)
Net realized gain (loss)                                                   3,078,085              3,390,355
Realized gain distributions                                                1,524,628                      0
Net change in unrealized appreciation (depreciation)                      (1,374,064)             1,659,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          2,729,174              4,528,754
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,199,814              4,128,315
Cost of units redeemed                                                    (9,350,419)            (9,170,942)
Account charges                                                              (10,584)               (13,685)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,161,189)            (5,056,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (432,015)              (527,558)
Net assets, beginning                                                     49,285,841             49,813,399
                                                                --------------------   --------------------
Net assets, ending                                              $         48,853,826   $         49,285,841
                                                                ====================   ====================

Units sold                                                                 1,274,336                933,930
Units redeemed                                                            (1,929,287)            (2,078,129)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (654,951)            (1,144,199)
Units outstanding, beginning                                              10,315,898             11,460,097
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,660,947             10,315,898
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        483,051,509
Cost of units redeemed/account charges                                                         (488,374,679)
Net investment income (loss)                                                                     22,441,896
Net realized gain (loss)                                                                         (1,715,436)
Realized gain distributions                                                                      12,174,069
Net change in unrealized appreciation (depreciation)                                             21,276,467
                                                                                       --------------------
Net assets                                                                             $         48,853,826
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.06             9,661   $        48,854              1.25%               5.8%
12/31/2014                        4.78            10,316            49,286              1.25%               9.9%
12/31/2013                        4.35            11,460            49,813              1.25%              34.6%
12/31/2012                        3.23            13,423            43,335              1.25%              13.3%
12/31/2011                        2.85            14,924            42,538              1.25%              -1.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.21                 0   $             0              1.00%               6.1%
12/31/2014                        4.91                 0                 0              1.00%              10.2%
12/31/2013                        4.46                 0                 0              1.00%              35.0%
12/31/2012                        3.30                 0                 0              1.00%              13.5%
12/31/2011                        2.91                 0                 0              1.00%              -0.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.38                 0   $             0              0.75%               6.4%
12/31/2014                        5.05                 0                 0              0.75%              10.5%
12/31/2013                        4.58                 0                 0              0.75%              35.3%
12/31/2012                        3.38                 0                 0              0.75%              13.8%
12/31/2011                        2.97                 0                 0              0.75%              -0.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.54                 0   $             0              0.50%               6.6%
12/31/2014                        5.20                 0                 0              0.50%              10.7%
12/31/2013                        4.69                 0                 0              0.50%              35.7%
12/31/2012                        3.46                 0                 0              0.50%              14.1%
12/31/2011                        3.03                 0                 0              0.50%              -0.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          5.72                 0   $             0              0.25%               6.9%
12/31/2014                        5.35                 0                 0              0.25%              11.0%
12/31/2013                        4.82                 0                 0              0.25%              36.0%
12/31/2012                        3.54                 0                 0              0.25%              14.4%
12/31/2011                        3.10                 0                 0              0.25%               0.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          6.71                 0   $             0              0.00%               7.2%
12/31/2014                        6.26                 0                 0              0.00%              11.3%
12/31/2013                        5.63                 0                 0              0.00%              36.3%
12/31/2012                        4.13                 0                 0              0.00%              14.7%
12/31/2011                        3.60                 0                 0              0.00%               0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.2%
                2013               0.3%
                2012               0.6%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          FIDELITY VIP HIGH INCOME PORTFOLIO INITIAL CLASS - 922174206

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,375,823   $     7,202,879         1,291,169
                                                                         ===============   ===============
Receivables: investments sold                                   15,466
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,391,289
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,391,289         2,631,174   $          2.43
Band 100                                                             0                 0              2.50
Band 75                                                              0                 0              2.58
Band 50                                                              0                 0              2.66
Band 25                                                              0                 0              2.75
Band 0                                                               0                 0              3.22
                                                       ---------------   ---------------
 Total                                                 $     6,391,289         2,631,174
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       448,099
Mortality & expense charges                                                                        (90,860)
                                                                                           ---------------
Net investment income (loss)                                                                       357,239
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,197)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (639,878)
                                                                                           ---------------
Net gain (loss)                                                                                   (650,075)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (292,836)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            357,239   $            345,515
Net realized gain (loss)                                                     (10,197)               333,011
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (639,878)              (642,132)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (292,836)                36,394
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     995,851              1,534,662
Cost of units redeemed                                                    (1,968,107)            (5,692,056)
Account charges                                                               (2,354)                (3,218)
                                                                --------------------   --------------------
Increase (decrease)                                                         (974,610)            (4,160,612)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,267,446)            (4,124,218)
Net assets, beginning                                                      7,658,735             11,782,953
                                                                --------------------   --------------------
Net assets, ending                                              $          6,391,289   $          7,658,735
                                                                ====================   ====================

Units sold                                                                   405,729                600,953
Units redeemed                                                              (775,399)            (2,212,238)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (369,670)            (1,611,285)
Units outstanding, beginning                                               3,000,844              4,612,129
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,631,174              3,000,844
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        117,099,303
Cost of units redeemed/account charges                                                         (121,244,379)
Net investment income (loss)                                                                     21,822,251
Net realized gain (loss)                                                                        (10,458,830)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (827,056)
                                                                                       --------------------
Net assets                                                                             $          6,391,289
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.43             2,631   $         6,391              1.25%              -4.8%
12/31/2014                        2.55             3,001             7,659              1.25%              -0.1%
12/31/2013                        2.55             4,612            11,783              1.25%               4.6%
12/31/2012                        2.44             4,803            11,728              1.25%              12.8%
12/31/2011                        2.16             5,140            11,126              1.25%               2.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              1.00%              -4.6%
12/31/2014                        2.62                 0                 0              1.00%               0.1%
12/31/2013                        2.62                 0                 0              1.00%               4.9%
12/31/2012                        2.50                 0                 0              1.00%              13.1%
12/31/2011                        2.21                 0                 0              1.00%               3.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.58                 0   $             0              0.75%              -4.3%
12/31/2014                        2.70                 0                 0              0.75%               0.4%
12/31/2013                        2.69                 0                 0              0.75%               5.2%
12/31/2012                        2.56                 0                 0              0.75%              13.4%
12/31/2011                        2.26                 0                 0              0.75%               3.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.66                 0   $             0              0.50%              -4.1%
12/31/2014                        2.78                 0                 0              0.50%               0.7%
12/31/2013                        2.76                 0                 0              0.50%               5.4%
12/31/2012                        2.62                 0                 0              0.50%              13.7%
12/31/2011                        2.30                 0                 0              0.50%               3.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.75                 0   $             0              0.25%              -3.9%
12/31/2014                        2.86                 0                 0              0.25%               0.9%
12/31/2013                        2.83                 0                 0              0.25%               5.7%
12/31/2012                        2.68                 0                 0              0.25%              13.9%
12/31/2011                        2.35                 0                 0              0.25%               3.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.22                 0   $             0              0.00%              -3.6%
12/31/2014                        3.35                 0                 0              0.00%               1.2%
12/31/2013                        3.31                 0                 0              0.00%               5.9%
12/31/2012                        3.12                 0                 0              0.00%              14.2%
12/31/2011                        2.73                 0                 0              0.00%               4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               6.4%
                2014               4.7%
                2013               5.6%
                2012               5.8%
                2011               6.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY VIP OVERSEAS PORTFOLIO INITIAL CLASS - 922174503

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,655,699   $    10,765,962           558,651
                                                                         ===============   ===============
Receivables: investments sold                                    3,374
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,659,073
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,651,756         3,987,222   $          2.67
Band 100                                                             0                 0              2.75
Band 75                                                              0                 0              2.84
Band 50                                                              0                 0              2.93
Band 25                                                              0                 0              3.02
Band 0                                                           7,317             2,063              3.55
                                                       ---------------   ---------------
 Total                                                 $    10,659,073         3,989,285
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       149,294
Mortality & expense charges                                                                       (137,887)
                                                                                           ---------------
Net investment income (loss)                                                                        11,407
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           113,104
Realized gain distributions                                                                         11,018
Net change in unrealized appreciation (depreciation)                                               128,384
                                                                                           ---------------
Net gain (loss)                                                                                    252,506
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       263,913
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,407   $              5,752
Net realized gain (loss)                                                     113,104                269,541
Realized gain distributions                                                   11,018                  3,070
Net change in unrealized appreciation (depreciation)                         128,384             (1,439,372)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            263,913             (1,161,009)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     865,074              1,823,883
Cost of units redeemed                                                    (1,281,974)            (3,411,960)
Account charges                                                               (3,645)                (6,386)
                                                                --------------------   --------------------
Increase (decrease)                                                         (420,545)            (1,594,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (156,632)            (2,755,472)
Net assets, beginning                                                     10,815,705             13,571,177
                                                                --------------------   --------------------
Net assets, ending                                              $         10,659,073   $         10,815,705
                                                                ====================   ====================

Units sold                                                                   355,965                664,597
Units redeemed                                                              (509,234)            (1,241,505)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (153,269)              (576,908)
Units outstanding, beginning                                               4,142,554              4,719,462
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,989,285              4,142,554
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        448,301,431
Cost of units redeemed/account charges                                                         (456,203,528)
Net investment income (loss)                                                                      5,772,339
Net realized gain (loss)                                                                          5,901,919
Realized gain distributions                                                                       6,997,175
Net change in unrealized appreciation (depreciation)                                               (110,263)
                                                                                       --------------------
Net assets                                                                             $         10,659,073
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1993
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.67             3,987   $        10,652              1.25%               2.3%
12/31/2014                        2.61             4,140            10,809              1.25%              -9.2%
12/31/2013                        2.88             4,719            13,571              1.25%              28.8%
12/31/2012                        2.23             4,986            11,131              1.25%              19.2%
12/31/2011                        1.87             6,020            11,270              1.25%             -18.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.75                 0   $             0              1.00%               2.6%
12/31/2014                        2.68                 0                 0              1.00%              -9.0%
12/31/2013                        2.95                 0                 0              1.00%              29.1%
12/31/2012                        2.28                 0                 0              1.00%              19.5%
12/31/2011                        1.91                 0                 0              1.00%             -18.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.84                 0   $             0              0.75%               2.9%
12/31/2014                        2.76                 0                 0              0.75%              -8.8%
12/31/2013                        3.03                 0                 0              0.75%              29.5%
12/31/2012                        2.34                 0                 0              0.75%              19.8%
12/31/2011                        1.95                 0                 0              0.75%             -17.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.93                 0   $             0              0.50%               3.1%
12/31/2014                        2.84                 0                 0              0.50%              -8.5%
12/31/2013                        3.11                 0                 0              0.50%              29.8%
12/31/2012                        2.39                 0                 0              0.50%              20.1%
12/31/2011                        1.99                 0                 0              0.50%             -17.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.02                 0   $             0              0.25%               3.4%
12/31/2014                        2.92                 0                 0              0.25%              -8.3%
12/31/2013                        3.19                 0                 0              0.25%              30.1%
12/31/2012                        2.45                 0                 0              0.25%              20.4%
12/31/2011                        2.03                 0                 0              0.25%             -17.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.55                 2   $             7              0.00%               3.6%
12/31/2014                        3.42                 2                 7              0.00%              -8.1%
12/31/2013                        3.72                 0                 0              0.00%              30.4%
12/31/2012                        2.85                 0                 0              0.00%              20.7%
12/31/2011                        2.36                 0                 0              0.00%             -17.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.3%
                2013               1.3%
                2012               1.9%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FIDELITY ADVISOR FREEDOM INCOME FUND I CLASS - 315792606

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       175,232   $       179,510            16,675
                                                                         ===============   ===============
Receivables: investments sold                                       26
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       175,258
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       175,258           181,614   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $       175,258           181,614
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,069
Mortality & expense charges                                                                           (330)
                                                                                           ---------------
Net investment income (loss)                                                                           739
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                          1,250
Net change in unrealized appreciation (depreciation)                                                (4,278)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,029)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,290)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                739   $                  0
Net realized gain (loss)                                                          (1)                     0
Realized gain distributions                                                    1,250                      0
Net change in unrealized appreciation (depreciation)                          (4,278)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,290)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     177,548                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          177,548                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      175,258                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            175,258   $                  0
                                                                ====================   ====================

Units sold                                                                   196,130                      0
Units redeemed                                                               (14,516)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,614                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    181,614                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            177,548
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            739
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                           1,250
Net change in unrealized appreciation (depreciation)                                                 (4,278)
                                                                                       --------------------
Net assets                                                                             $            175,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97               182   $           175              1.25%              -3.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%              -3.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%              -3.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%              -3.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%              -2.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%              -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2010 FUND I CLASS - 315792861

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        97,779   $       102,652             8,177
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,449)
                                                       ---------------
Net assets                                             $        96,330
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        96,330           101,387   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $        96,330           101,387
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,627
Mortality & expense charges                                                                           (190)
                                                                                           ---------------
Net investment income (loss)                                                                         1,437
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (55)
Realized gain distributions                                                                          1,667
Net change in unrealized appreciation (depreciation)                                                (4,873)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,261)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,824)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,437   $                  0
Net realized gain (loss)                                                         (55)                     0
Realized gain distributions                                                    1,667                      0
Net change in unrealized appreciation (depreciation)                          (4,873)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,824)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     108,878                      0
Cost of units redeemed                                                       (10,717)                     0
Account charges                                                                   (7)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           98,154                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       96,330                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             96,330   $                  0
                                                                ====================   ====================

Units sold                                                                   115,961                      0
Units redeemed                                                               (14,574)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,387                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    101,387                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            108,878
Cost of units redeemed/account charges                                                              (10,724)
Net investment income (loss)                                                                          1,437
Net realized gain (loss)                                                                                (55)
Realized gain distributions                                                                           1,667
Net change in unrealized appreciation (depreciation)                                                 (4,873)
                                                                                       --------------------
Net assets                                                                             $             96,330
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95               101   $            96              1.25%              -5.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%              -4.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%              -4.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%              -4.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%              -4.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2015 FUND I CLASS - 315792549

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       330,403   $       347,514            28,052
                                                                         ===============   ===============
Receivables: investments sold                                       50
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       330,453
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       330,453           349,845   $          0.94
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $       330,453           349,845
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,505
Mortality & expense charges                                                                           (621)
                                                                                           ---------------
Net investment income (loss)                                                                         4,884
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (7)
Realized gain distributions                                                                          5,532
Net change in unrealized appreciation (depreciation)                                               (17,111)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,586)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,702)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,884   $                  0
Net realized gain (loss)                                                          (7)                     0
Realized gain distributions                                                    5,532                      0
Net change in unrealized appreciation (depreciation)                         (17,111)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,702)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     337,742                      0
Cost of units redeemed                                                          (580)                     0
Account charges                                                                   (7)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          337,155                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      330,453                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            330,453   $                  0
                                                                ====================   ====================

Units sold                                                                   350,464                      0
Units redeemed                                                                  (619)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      349,845                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    349,845                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            337,742
Cost of units redeemed/account charges                                                                 (587)
Net investment income (loss)                                                                          4,884
Net realized gain (loss)                                                                                 (7)
Realized gain distributions                                                                           5,532
Net change in unrealized appreciation (depreciation)                                                (17,111)
                                                                                       --------------------
Net assets                                                                             $            330,453
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94               350   $           330              1.25%              -5.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%              -5.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%              -5.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%              -5.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%              -5.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%              -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2020 FUND I CLASS - 315792812

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       836,672   $       878,848            66,735
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,475)
                                                       ---------------
Net assets                                             $       834,197
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       834,197           886,103   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $       834,197           886,103
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,006
Mortality & expense charges                                                                         (1,616)
                                                                                           ---------------
Net investment income (loss)                                                                        12,390
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (533)
Realized gain distributions                                                                         11,672
Net change in unrealized appreciation (depreciation)                                               (42,176)
                                                                                           ---------------
Net gain (loss)                                                                                    (31,037)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (18,647)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,390   $                  0
Net realized gain (loss)                                                        (533)                     0
Realized gain distributions                                                   11,672                      0
Net change in unrealized appreciation (depreciation)                         (42,176)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,647)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     912,429                      0
Cost of units redeemed                                                       (59,111)                     0
Account charges                                                                 (474)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          852,844                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      834,197                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            834,197   $                  0
                                                                ====================   ====================

Units sold                                                                 1,075,680                      0
Units redeemed                                                              (189,577)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      886,103                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    886,103                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            912,429
Cost of units redeemed/account charges                                                              (59,585)
Net investment income (loss)                                                                         12,390
Net realized gain (loss)                                                                               (533)
Realized gain distributions                                                                          11,672
Net change in unrealized appreciation (depreciation)                                                (42,176)
                                                                                       --------------------
Net assets                                                                             $            834,197
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94               886   $           834              1.25%              -5.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -5.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%              -5.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%              -5.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%              -5.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%              -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2025 FUND I CLASS - 315792481

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       656,458   $       689,971            53,288
                                                                         ===============   ===============
Receivables: investments sold                                       59
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       656,517
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       656,517           701,247   $          0.94
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $       656,517           701,247
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,501
Mortality & expense charges                                                                         (1,235)
                                                                                           ---------------
Net investment income (loss)                                                                         9,266
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (40)
Realized gain distributions                                                                          8,794
Net change in unrealized appreciation (depreciation)                                               (33,513)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,759)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,493)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,266   $                  0
Net realized gain (loss)                                                         (40)                     0
Realized gain distributions                                                    8,794                      0
Net change in unrealized appreciation (depreciation)                         (33,513)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,493)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     682,041                      0
Cost of units redeemed                                                       (10,018)                     0
Account charges                                                                  (13)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          672,010                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      656,517                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            656,517   $                  0
                                                                ====================   ====================

Units sold                                                                   711,844                      0
Units redeemed                                                               (10,597)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      701,247                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    701,247                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            682,041
Cost of units redeemed/account charges                                                              (10,031)
Net investment income (loss)                                                                          9,266
Net realized gain (loss)                                                                                (40)
Realized gain distributions                                                                           8,794
Net change in unrealized appreciation (depreciation)                                                (33,513)
                                                                                       --------------------
Net assets                                                                             $            656,517
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94               701   $           657              1.25%              -6.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%              -6.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%              -6.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%              -5.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%              -5.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%              -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2030 FUND I CLASS - 315792754

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       885,758   $       933,516            67,891
                                                                         ===============   ===============
Receivables: investments sold                                      228
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       885,986
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       885,986           955,173   $          0.93
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       885,986           955,173
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,706
Mortality & expense charges                                                                         (1,648)
                                                                                           ---------------
Net investment income (loss)                                                                        12,058
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (17)
Realized gain distributions                                                                         12,389
Net change in unrealized appreciation (depreciation)                                               (47,758)
                                                                                           ---------------
Net gain (loss)                                                                                    (35,386)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,328)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,058   $                  0
Net realized gain (loss)                                                         (17)                     0
Realized gain distributions                                                   12,389                      0
Net change in unrealized appreciation (depreciation)                         (47,758)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,328)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     909,457                      0
Cost of units redeemed                                                           (92)                     0
Account charges                                                                  (51)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          909,314                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      885,986                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            885,986   $                  0
                                                                ====================   ====================

Units sold                                                                 1,084,251                      0
Units redeemed                                                              (129,078)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      955,173                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    955,173                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            909,457
Cost of units redeemed/account charges                                                                 (143)
Net investment income (loss)                                                                         12,058
Net realized gain (loss)                                                                                (17)
Realized gain distributions                                                                          12,389
Net change in unrealized appreciation (depreciation)                                                (47,758)
                                                                                       --------------------
Net assets                                                                             $            885,986
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93               955   $           886              1.25%              -7.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%              -7.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -6.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -6.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2035 FUND I CLASS - 315792432

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       576,084   $       607,197            45,993
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,081)
                                                       ---------------
Net assets                                             $       574,003
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       574,003           621,600   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       574,003           621,600
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,568
Mortality & expense charges                                                                         (1,205)
                                                                                           ---------------
Net investment income (loss)                                                                         7,363
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,095)
Realized gain distributions                                                                          7,446
Net change in unrealized appreciation (depreciation)                                               (31,113)
                                                                                           ---------------
Net gain (loss)                                                                                    (26,762)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (19,399)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,363   $                  0
Net realized gain (loss)                                                      (3,095)                     0
Realized gain distributions                                                    7,446                      0
Net change in unrealized appreciation (depreciation)                         (31,113)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (19,399)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     692,490                      0
Cost of units redeemed                                                       (98,990)                     0
Account charges                                                                  (98)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          593,402                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      574,003                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            574,003   $                  0
                                                                ====================   ====================

Units sold                                                                   729,441                      0
Units redeemed                                                              (107,841)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      621,600                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    621,600                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            692,490
Cost of units redeemed/account charges                                                              (99,088)
Net investment income (loss)                                                                          7,363
Net realized gain (loss)                                                                             (3,095)
Realized gain distributions                                                                           7,446
Net change in unrealized appreciation (depreciation)                                                (31,113)
                                                                                       --------------------
Net assets                                                                             $            574,003
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92               622   $           574              1.25%              -7.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2040 FUND I CLASS - 315792697

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       633,932   $       668,468            47,289
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,145)
                                                       ---------------
Net assets                                             $       631,787
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       631,787           683,903   $          0.92
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       631,787           683,903
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,441
Mortality & expense charges                                                                         (1,243)
                                                                                           ---------------
Net investment income (loss)                                                                         8,198
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,225)
Realized gain distributions                                                                          8,751
Net change in unrealized appreciation (depreciation)                                               (34,536)
                                                                                           ---------------
Net gain (loss)                                                                                    (28,010)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (19,812)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,198   $                  0
Net realized gain (loss)                                                      (2,225)                     0
Realized gain distributions                                                    8,751                      0
Net change in unrealized appreciation (depreciation)                         (34,536)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (19,812)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     707,252                      0
Cost of units redeemed                                                       (55,513)                     0
Account charges                                                                 (140)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          651,599                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      631,787                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            631,787   $                  0
                                                                ====================   ====================

Units sold                                                                   853,337                      0
Units redeemed                                                              (169,434)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      683,903                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    683,903                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            707,252
Cost of units redeemed/account charges                                                              (55,653)
Net investment income (loss)                                                                          8,198
Net realized gain (loss)                                                                             (2,225)
Realized gain distributions                                                                           8,751
Net change in unrealized appreciation (depreciation)                                                (34,536)
                                                                                       --------------------
Net assets                                                                             $            631,787
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92               684   $           632              1.25%              -7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2045 FUND I CLASS - 315792358

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       554,724   $       584,451            53,590
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,203)
                                                       ---------------
Net assets                                             $       552,521
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       552,521           598,193   $          0.92
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       552,521           598,193
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,275
Mortality & expense charges                                                                         (1,038)
                                                                                           ---------------
Net investment income (loss)                                                                         7,237
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (4)
Realized gain distributions                                                                          6,703
Net change in unrealized appreciation (depreciation)                                               (29,727)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,028)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,791)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,237   $                  0
Net realized gain (loss)                                                          (4)                     0
Realized gain distributions                                                    6,703                      0
Net change in unrealized appreciation (depreciation)                         (29,727)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,791)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     570,892                      0
Cost of units redeemed                                                        (2,457)                     0
Account charges                                                                 (123)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          568,312                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      552,521                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            552,521   $                  0
                                                                ====================   ====================

Units sold                                                                   601,020                      0
Units redeemed                                                                (2,827)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      598,193                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    598,193                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            570,892
Cost of units redeemed/account charges                                                               (2,580)
Net investment income (loss)                                                                          7,237
Net realized gain (loss)                                                                                 (4)
Realized gain distributions                                                                           6,703
Net change in unrealized appreciation (depreciation)                                                (29,727)
                                                                                       --------------------
Net assets                                                                             $            552,521
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92               598   $           553              1.25%              -7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2050 FUND I CLASS - 315792291

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       572,218   $       601,894            55,828
                                                                         ===============   ===============
Receivables: investments sold                                       27
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       572,245
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       572,245           619,395   $          0.92
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       572,245           619,395
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,429
Mortality & expense charges                                                                         (1,080)
                                                                                           ---------------
Net investment income (loss)                                                                         7,349
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (265)
Realized gain distributions                                                                          6,471
Net change in unrealized appreciation (depreciation)                                               (29,676)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,470)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,121)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,349   $                  0
Net realized gain (loss)                                                        (265)                     0
Realized gain distributions                                                    6,471                      0
Net change in unrealized appreciation (depreciation)                         (29,676)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,121)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     599,242                      0
Cost of units redeemed                                                       (10,638)                     0
Account charges                                                                 (238)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          588,366                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      572,245                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            572,245   $                  0
                                                                ====================   ====================

Units sold                                                                   707,792                      0
Units redeemed                                                               (88,397)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      619,395                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    619,395                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            599,242
Cost of units redeemed/account charges                                                              (10,876)
Net investment income (loss)                                                                          7,349
Net realized gain (loss)                                                                               (265)
Realized gain distributions                                                                           6,471
Net change in unrealized appreciation (depreciation)                                                (29,676)
                                                                                       --------------------
Net assets                                                                             $            572,245
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92               619   $           572              1.25%              -7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FIDELITY ADVISOR FREEDOM 2055 FUND I CLASS - 315793786

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       213,923   $       224,064            19,158
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,460)
                                                       ---------------
Net assets                                             $       212,463
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       212,463           229,919   $          0.92
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       212,463           229,919
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,020
Mortality & expense charges                                                                           (394)
                                                                                           ---------------
Net investment income (loss)                                                                         2,626
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (96)
Realized gain distributions                                                                          1,623
Net change in unrealized appreciation (depreciation)                                               (10,141)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,614)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,988)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,626   $                  0
Net realized gain (loss)                                                         (96)                     0
Realized gain distributions                                                    1,623                      0
Net change in unrealized appreciation (depreciation)                         (10,141)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,988)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     222,232                      0
Cost of units redeemed                                                        (3,768)                     0
Account charges                                                                  (13)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          218,451                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      212,463                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            212,463   $                  0
                                                                ====================   ====================

Units sold                                                                   234,053                      0
Units redeemed                                                                (4,134)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      229,919                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    229,919                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            222,232
Cost of units redeemed/account charges                                                               (3,781)
Net investment income (loss)                                                                          2,626
Net realized gain (loss)                                                                                (96)
Realized gain distributions                                                                           1,623
Net change in unrealized appreciation (depreciation)                                                (10,141)
                                                                                       --------------------
Net assets                                                                             $            212,463
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92               230   $           212              1.25%              -7.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%              -7.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR FREEDOM 2060 FUND I CLASS - 315793737 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/21/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.25%              -7.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%              -7.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%              -7.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%              -7.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              -7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       FIDELITY ADVISOR FREEDOM 2060 FUND T CLASS - 315793752 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%              -2.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%              -2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%              -2.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%              -2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%              -1.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND R CLASS - 354713554

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,709,024   $     4,232,298           405,184
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (13,746)
                                                       ---------------
Net assets                                             $     3,695,278
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,833,632         1,738,704   $          1.63
Band 100                                                       378,317           225,134              1.68
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.79
Band 25                                                              0                 0              1.84
Band 0                                                         483,329           254,334              1.90
                                                       ---------------   ---------------
 Total                                                 $     3,695,278         2,218,172
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       168,275
Mortality & expense charges                                                                        (42,411)
                                                                                           ---------------
Net investment income (loss)                                                                       125,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (76,454)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (269,124)
                                                                                           ---------------
Net gain (loss)                                                                                   (345,578)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (219,714)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            125,864   $            174,779
Net realized gain (loss)                                                     (76,454)                (3,431)
Realized gain distributions                                                        0                 41,883
Net change in unrealized appreciation (depreciation)                        (269,124)              (194,075)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (219,714)                19,156
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     689,626              1,597,684
Cost of units redeemed                                                    (1,179,092)            (1,391,088)
Account charges                                                               (1,702)                (1,511)
                                                                --------------------   --------------------
Increase (decrease)                                                         (491,168)               205,085
                                                                --------------------   --------------------
Net increase (decrease)                                                     (710,882)               224,241
Net assets, beginning                                                      4,406,160              4,181,919
                                                                --------------------   --------------------
Net assets, ending                                              $          3,695,278   $          4,406,160
                                                                ====================   ====================

Units sold                                                                   446,218              1,046,093
Units redeemed                                                              (736,965)              (927,976)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (290,747)               118,117
Units outstanding, beginning                                               2,508,919              2,390,802
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,218,172              2,508,919
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         18,231,221
Cost of units redeemed/account charges                                                          (16,009,167)
Net investment income (loss)                                                                      1,669,866
Net realized gain (loss)                                                                            226,744
Realized gain distributions                                                                          99,888
Net change in unrealized appreciation (depreciation)                                               (523,274)
                                                                                       --------------------
Net assets                                                                             $          3,695,278
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.63             1,739   $         2,834              1.25%              -5.7%
12/31/2014                        1.73             2,058             3,557              1.25%               0.3%
12/31/2013                        1.72             2,133             3,677              1.25%               1.6%
12/31/2012                        1.70             2,923             4,961              1.25%              10.7%
12/31/2011                        1.53             3,563             5,462              1.25%               1.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.68               225   $           378              1.00%              -5.5%
12/31/2014                        1.78               227               403              1.00%               0.5%
12/31/2013                        1.77                 2                 3              1.00%               1.8%
12/31/2012                        1.74                 0                 0              1.00%              11.0%
12/31/2011                        1.56                 0                 0              1.00%               1.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%              -5.2%
12/31/2014                        1.83                 0                 0              0.75%               0.8%
12/31/2013                        1.81                 0                 0              0.75%               2.1%
12/31/2012                        1.78                 0                 0              0.75%              11.3%
12/31/2011                        1.60                 0                 0              0.75%               1.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.50%              -5.0%
12/31/2014                        1.88                 0                 0              0.50%               1.0%
12/31/2013                        1.86                 0                 0              0.50%               2.3%
12/31/2012                        1.82                 0                 0              0.50%              11.5%
12/31/2011                        1.63                 0                 0              0.50%               1.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.25%              -4.8%
12/31/2014                        1.93                 0                 0              0.25%               1.3%
12/31/2013                        1.91                 0                 0              0.25%               2.6%
12/31/2012                        1.86                 0                 0              0.25%              11.8%
12/31/2011                        1.66                 0                 0              0.25%               2.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.90               254   $           483              0.00%              -4.5%
12/31/2014                        1.99               224               447              0.00%               1.5%
12/31/2013                        1.96               256               502              0.00%               2.8%
12/31/2012                        1.91               501               955              0.00%              12.1%
12/31/2011                        1.70               433               737              0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.2%
                2014               5.2%
                2013               3.9%
                2012               5.3%
                2011               5.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  FRANKLIN FLEX CAP GROWTH R CLASS - 354713562

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,229,067   $     1,411,209            28,658
                                                                         ===============   ===============
Receivables: investments sold                                      652
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,229,719
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,144,666           531,540   $          2.15
Band 100                                                        85,053            38,304              2.22
Band 75                                                              0                 0              2.29
Band 50                                                              0                 0              2.36
Band 25                                                              0                 0              2.43
Band 0                                                               0                 0              2.51
                                                       ---------------   ---------------
 Total                                                 $     1,229,719           569,844
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (16,899)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,899)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,079
Realized gain distributions                                                                        151,763
Net change in unrealized appreciation (depreciation)                                              (128,893)
                                                                                           ---------------
Net gain (loss)                                                                                     62,949
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        46,050
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,899)  $            (20,889)
Net realized gain (loss)                                                      40,079                163,384
Realized gain distributions                                                  151,763                246,435
Net change in unrealized appreciation (depreciation)                        (128,893)              (315,493)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             46,050                 73,437
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     142,749                533,627
Cost of units redeemed                                                      (492,462)            (1,101,568)
Account charges                                                                 (255)                  (170)
                                                                --------------------   --------------------
Increase (decrease)                                                         (349,968)              (568,111)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (303,918)              (494,674)
Net assets, beginning                                                      1,533,637              2,028,311
                                                                --------------------   --------------------
Net assets, ending                                              $          1,229,719   $          1,533,637
                                                                ====================   ====================

Units sold                                                                   135,934                303,584
Units redeemed                                                              (294,657)              (584,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (158,723)              (280,987)
Units outstanding, beginning                                                 728,567              1,009,554
                                                                --------------------   --------------------
Units outstanding, ending                                                    569,844                728,567
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,370,248
Cost of units redeemed/account charges                                                           (5,262,816)
Net investment income (loss)                                                                       (158,089)
Net realized gain (loss)                                                                            586,197
Realized gain distributions                                                                         876,321
Net change in unrealized appreciation (depreciation)                                               (182,142)
                                                                                       --------------------
Net assets                                                                             $          1,229,719
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.15               532   $         1,145              1.25%               2.4%
12/31/2014                        2.10               697             1,465              1.25%               4.6%
12/31/2013                        2.01             1,010             2,028              1.25%              35.1%
12/31/2012                        1.49             1,339             1,991              1.25%               8.0%
12/31/2011                        1.38             1,782             2,453              1.25%              -5.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.22                38   $            85              1.00%               2.7%
12/31/2014                        2.16                32                69              1.00%               4.9%
12/31/2013                        2.06                 0                 0              1.00%              35.5%
12/31/2012                        1.52                 0                 0              1.00%               8.2%
12/31/2011                        1.41                 0                 0              1.00%              -5.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.75%               2.9%
12/31/2014                        2.22                 0                 0              0.75%               5.2%
12/31/2013                        2.11                 0                 0              0.75%              35.8%
12/31/2012                        1.56                 0                 0              0.75%               8.5%
12/31/2011                        1.44                 0                 0              0.75%              -5.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.50%               3.2%
12/31/2014                        2.29                 0                 0              0.50%               5.4%
12/31/2013                        2.17                 0                 0              0.50%              36.1%
12/31/2012                        1.59                 0                 0              0.50%               8.8%
12/31/2011                        1.46                 0                 0              0.50%              -4.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.43                 0   $             0              0.25%               3.5%
12/31/2014                        2.35                 0                 0              0.25%               5.7%
12/31/2013                        2.23                 0                 0              0.25%              36.5%
12/31/2012                        1.63                 0                 0              0.25%               9.1%
12/31/2011                        1.50                 0                 0              0.25%              -4.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.51                 0   $             0              0.00%               3.7%
12/31/2014                        2.42                 0                 0              0.00%               6.0%
12/31/2013                        2.28                 0                 0              0.00%              36.8%
12/31/2012                        1.67               153               255              0.00%               9.3%
12/31/2011                        1.53               156               239              0.00%              -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TEMPLETON GROWTH FUND A CLASS - 880199104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       486,572   $       484,499            22,241
                                                                         ===============   ===============
Receivables: investments sold                                      741
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       487,313
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       487,313           522,350   $          0.93
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $       487,313           522,350
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,859
Mortality & expense charges                                                                         (9,589)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,730)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,643
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (177,466)
                                                                                           ---------------
Net gain (loss)                                                                                    (36,823)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (38,553)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,730)  $             14,062
Net realized gain (loss)                                                     140,643                 58,565
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (177,466)              (103,446)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (38,553)               (30,819)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     116,568                151,716
Cost of units redeemed                                                      (613,136)              (211,858)
Account charges                                                                  (66)                   (34)
                                                                --------------------   --------------------
Increase (decrease)                                                         (496,634)               (60,176)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (535,187)               (90,995)
Net assets, beginning                                                      1,022,500              1,113,495
                                                                --------------------   --------------------
Net assets, ending                                              $            487,313   $          1,022,500
                                                                ====================   ====================

Units sold                                                                   119,930                144,708
Units redeemed                                                              (610,068)              (200,266)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (490,138)               (55,558)
Units outstanding, beginning                                               1,012,488              1,068,046
                                                                --------------------   --------------------
Units outstanding, ending                                                    522,350              1,012,488
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,464,422
Cost of units redeemed/account charges                                                           (4,692,732)
Net investment income (loss)                                                                         53,429
Net realized gain (loss)                                                                         (2,350,572)
Realized gain distributions                                                                          10,693
Net change in unrealized appreciation (depreciation)                                                  2,073
                                                                                       --------------------
Net assets                                                                             $            487,313
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93               522   $           487              1.25%              -7.6%
12/31/2014                        1.01             1,012             1,023              1.25%              -3.1%
12/31/2013                        1.04             1,068             1,113              1.25%              28.5%
12/31/2012                        0.81               897               728              1.25%              20.0%
12/31/2011                        0.68             1,041               703              1.25%              -7.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%              -7.4%
12/31/2014                        1.03                 0                 0              1.00%              -2.9%
12/31/2013                        1.06                 0                 0              1.00%              28.9%
12/31/2012                        0.82                 0                 0              1.00%              20.3%
12/31/2011                        0.68                 0                 0              1.00%              -7.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%              -7.2%
12/31/2014                        1.05                 0                 0              0.75%              -2.6%
12/31/2013                        1.08                 0                 0              0.75%              29.2%
12/31/2012                        0.83                 0                 0              0.75%              20.6%
12/31/2011                        0.69                 0                 0              0.75%              -7.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%              -6.9%
12/31/2014                        1.07                 0                 0              0.50%              -2.4%
12/31/2013                        1.10                 0                 0              0.50%              29.5%
12/31/2012                        0.85                 0                 0              0.50%              20.9%
12/31/2011                        0.70                 0                 0              0.50%              -6.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%              -6.7%
12/31/2014                        1.09                 0                 0              0.25%              -2.2%
12/31/2013                        1.11                 0                 0              0.25%              29.8%
12/31/2012                        0.86                 0                 0              0.25%              21.2%
12/31/2011                        0.71                 0                 0              0.25%              -6.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.00%              -6.5%
12/31/2014                        1.11                 0                 0              0.00%              -1.9%
12/31/2013                        1.13                 0                 0              0.00%              30.2%
12/31/2012                        0.87                 0                 0              0.00%              21.5%
12/31/2011                        0.72                 0                 0              0.00%              -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               2.6%
                2013               1.5%
                2012               1.9%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND A CLASS - 880196209

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,066,419   $     1,220,235           168,404
                                                                         ===============   ===============
Receivables: investments sold                                    8,004
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,074,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,074,423         1,157,554   $          0.93
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $     1,074,423         1,157,554
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,616
Mortality & expense charges                                                                        (15,977)
                                                                                           ---------------
Net investment income (loss)                                                                          (361)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,073
Realized gain distributions                                                                            581
Net change in unrealized appreciation (depreciation)                                              (128,586)
                                                                                           ---------------
Net gain (loss)                                                                                   (118,932)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (119,293)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (361)  $             16,855
Net realized gain (loss)                                                       9,073                 50,060
Realized gain distributions                                                      581                 35,670
Net change in unrealized appreciation (depreciation)                        (128,586)              (258,246)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (119,293)              (155,661)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     441,002                254,026
Cost of units redeemed                                                      (410,404)              (275,778)
Account charges                                                                  (99)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                           30,499                (21,797)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (88,794)              (177,458)
Net assets, beginning                                                      1,163,217              1,340,675
                                                                --------------------   --------------------
Net assets, ending                                              $          1,074,423   $          1,163,217
                                                                ====================   ====================

Units sold                                                                   422,410                225,814
Units redeemed                                                              (414,757)              (243,398)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,653                (17,584)
Units outstanding, beginning                                               1,149,901              1,167,485
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,157,554              1,149,901
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,691,774
Cost of units redeemed/account charges                                                           (1,629,576)
Net investment income (loss)                                                                         52,808
Net realized gain (loss)                                                                             (4,957)
Realized gain distributions                                                                         118,190
Net change in unrealized appreciation (depreciation)                                               (153,816)
                                                                                       --------------------
Net assets                                                                             $          1,074,423
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93             1,158   $         1,074              1.25%              -8.2%
12/31/2014                        1.01             1,150             1,163              1.25%             -11.9%
12/31/2013                        1.15             1,167             1,341              1.25%              25.6%
12/31/2012                        0.91               993               908              1.25%              17.1%
12/31/2011                        0.78               898               701              1.25%             -13.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%              -8.0%
12/31/2014                        1.03                 0                 0              1.00%             -11.7%
12/31/2013                        1.17                 0                 0              1.00%              25.9%
12/31/2012                        0.93                 0                 0              1.00%              17.4%
12/31/2011                        0.79                 0                 0              1.00%             -13.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%              -7.8%
12/31/2014                        1.05                 0                 0              0.75%             -11.5%
12/31/2013                        1.19                 0                 0              0.75%              26.2%
12/31/2012                        0.94                 0                 0              0.75%              17.7%
12/31/2011                        0.80                 0                 0              0.75%             -13.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%              -7.6%
12/31/2014                        1.07                 0                 0              0.50%             -11.2%
12/31/2013                        1.21                 0                 0              0.50%              26.5%
12/31/2012                        0.95                 0                 0              0.50%              18.0%
12/31/2011                        0.81                 0                 0              0.50%             -13.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              -7.3%
12/31/2014                        1.09                 0                 0              0.25%             -11.0%
12/31/2013                        1.23                 0                 0              0.25%              26.9%
12/31/2012                        0.97                 0                 0              0.25%              18.3%
12/31/2011                        0.82                 0                 0              0.25%             -12.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              -7.1%
12/31/2014                        1.11                 0                 0              0.00%             -10.8%
12/31/2013                        1.25                 0                 0              0.00%              27.2%
12/31/2012                        0.98                 0                 0              0.00%              18.6%
12/31/2011                        0.83                 0                 0              0.00%             -12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.6%
                2013               1.5%
                2012               2.4%
                2011               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    TEMPLETON GROWTH FUND R CLASS - 880199500

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,166,307   $     1,087,640            53,702
                                                                         ===============   ===============
Receivables: investments sold                                      657
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,166,964
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,022,563           643,922   $          1.59
Band 100                                                        52,038            31,780              1.64
Band 75                                                              0                 0              1.69
Band 50                                                              0                 0              1.74
Band 25                                                              0                 0              1.80
Band 0                                                          92,363            49,877              1.85
                                                       ---------------   ---------------
 Total                                                 $     1,166,964           725,579
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,533
Mortality & expense charges                                                                        (16,815)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,282)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           123,722
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (228,350)
                                                                                           ---------------
Net gain (loss)                                                                                   (104,628)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (105,910)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,282)  $             22,554
Net realized gain (loss)                                                     123,722                 45,171
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (228,350)              (122,392)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (105,910)               (54,667)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     108,194                364,472
Cost of units redeemed                                                      (443,723)              (151,526)
Account charges                                                                 (504)                  (483)
                                                                --------------------   --------------------
Increase (decrease)                                                         (336,033)               212,463
                                                                --------------------   --------------------
Net increase (decrease)                                                     (441,943)               157,796
Net assets, beginning                                                      1,608,907              1,451,111
                                                                --------------------   --------------------
Net assets, ending                                              $          1,166,964   $          1,608,907
                                                                ====================   ====================

Units sold                                                                    97,140                227,351
Units redeemed                                                              (295,798)              (112,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (198,658)               115,213
Units outstanding, beginning                                                 924,237                809,024
                                                                --------------------   --------------------
Units outstanding, ending                                                    725,579                924,237
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,729,406
Cost of units redeemed/account charges                                                          (15,700,165)
Net investment income (loss)                                                                        162,087
Net realized gain (loss)                                                                           (637,513)
Realized gain distributions                                                                       1,534,482
Net change in unrealized appreciation (depreciation)                                                 78,667
                                                                                       --------------------
Net assets                                                                             $          1,166,964
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59               644   $         1,023              1.25%              -7.9%
12/31/2014                        1.72               841             1,449              1.25%              -3.3%
12/31/2013                        1.78               774             1,381              1.25%              28.2%
12/31/2012                        1.39               989             1,376              1.25%              19.7%
12/31/2011                        1.16             1,184             1,376              1.25%              -7.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                32   $            52              1.00%              -7.6%
12/31/2014                        1.77                28                50              1.00%              -3.1%
12/31/2013                        1.83                 0                 0              1.00%              28.5%
12/31/2012                        1.42                 0                 0              1.00%              20.0%
12/31/2011                        1.19                 0                 0              1.00%              -7.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.75%              -7.4%
12/31/2014                        1.82                 0                 0              0.75%              -2.9%
12/31/2013                        1.88                 0                 0              0.75%              28.8%
12/31/2012                        1.46                 0                 0              0.75%              20.3%
12/31/2011                        1.21                 0                 0              0.75%              -7.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.50%              -7.2%
12/31/2014                        1.88                 0                 0              0.50%              -2.6%
12/31/2013                        1.93                 0                 0              0.50%              29.1%
12/31/2012                        1.49                 0                 0              0.50%              20.6%
12/31/2011                        1.24                 0                 0              0.50%              -7.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.25%              -6.9%
12/31/2014                        1.93                 0                 0              0.25%              -2.4%
12/31/2013                        1.98                 0                 0              0.25%              29.4%
12/31/2012                        1.53                 0                 0              0.25%              20.9%
12/31/2011                        1.26                 0                 0              0.25%              -6.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.85                50   $            92              0.00%              -6.7%
12/31/2014                        1.99                55               109              0.00%              -2.1%
12/31/2013                        2.03                35                70              0.00%              29.8%
12/31/2012                        1.56                12                19              0.00%              21.2%
12/31/2011                        1.29                11                14              0.00%              -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               2.7%
                2013               1.0%
                2012               1.6%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   TEMPLETON FOREIGN FUND R CLASS - 880196803

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,789,021   $     2,065,189           286,572
                                                                         ===============   ===============
Receivables: investments sold                                    4,920
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,793,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,685,694         1,046,442   $          1.61
Band 100                                                        78,809            47,447              1.66
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.77
Band 25                                                              0                 0              1.82
Band 0                                                          29,438            15,671              1.88
                                                       ---------------   ---------------
 Total                                                 $     1,793,941         1,109,560
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,171
Mortality & expense charges                                                                        (23,915)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,744)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            37,388
Realized gain distributions                                                                            961
Net change in unrealized appreciation (depreciation)                                              (195,561)
                                                                                           ---------------
Net gain (loss)                                                                                   (157,212)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (159,956)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,744)  $             22,975
Net realized gain (loss)                                                      37,388                 81,308
Realized gain distributions                                                      961                 58,868
Net change in unrealized appreciation (depreciation)                        (195,561)              (429,592)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (159,956)              (266,441)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     666,096                859,390
Cost of units redeemed                                                      (569,125)              (482,268)
Account charges                                                               (1,278)                  (848)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,693                376,274
                                                                --------------------   --------------------
Net increase (decrease)                                                      (64,263)               109,833
Net assets, beginning                                                      1,858,204              1,748,371
                                                                --------------------   --------------------
Net assets, ending                                              $          1,793,941   $          1,858,204
                                                                ====================   ====================

Units sold                                                                   389,851                474,422
Units redeemed                                                              (332,542)              (293,966)
                                                                --------------------   --------------------
Net increase (decrease)                                                       57,309                180,456
Units outstanding, beginning                                               1,052,251                871,795
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,109,560              1,052,251
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,739,383
Cost of units redeemed/account charges                                                           (3,078,025)
Net investment income (loss)                                                                         78,202
Net realized gain (loss)                                                                           (254,230)
Realized gain distributions                                                                         584,779
Net change in unrealized appreciation (depreciation)                                               (276,168)
                                                                                       --------------------
Net assets                                                                             $          1,793,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61             1,046   $         1,686              1.25%              -8.6%
12/31/2014                        1.76             1,000             1,762              1.25%             -12.1%
12/31/2013                        2.00               868             1,741              1.25%              25.3%
12/31/2012                        1.60               838             1,341              1.25%              16.8%
12/31/2011                        1.37               687               941              1.25%             -14.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                47   $            79              1.00%              -8.4%
12/31/2014                        1.81                49                89              1.00%             -11.8%
12/31/2013                        2.06                 0                 0              1.00%              25.6%
12/31/2012                        1.64                 0                 0              1.00%              17.1%
12/31/2011                        1.40                 0                 0              1.00%             -13.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%              -8.1%
12/31/2014                        1.86                 0                 0              0.75%             -11.6%
12/31/2013                        2.11                 0                 0              0.75%              25.9%
12/31/2012                        1.68                 0                 0              0.75%              17.4%
12/31/2011                        1.43                 0                 0              0.75%             -13.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.50%              -7.9%
12/31/2014                        1.92                 0                 0              0.50%             -11.4%
12/31/2013                        2.16                 0                 0              0.50%              26.2%
12/31/2012                        1.71                 0                 0              0.50%              17.6%
12/31/2011                        1.46                 0                 0              0.50%             -13.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.25%              -7.7%
12/31/2014                        1.97                 0                 0              0.25%             -11.2%
12/31/2013                        2.22                 0                 0              0.25%              26.5%
12/31/2012                        1.75                 0                 0              0.25%              17.9%
12/31/2011                        1.49                 0                 0              0.25%             -13.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.88                16   $            29              0.00%              -7.5%
12/31/2014                        2.03                 4                 8              0.00%             -11.0%
12/31/2013                        2.28                 3                 8              0.00%              26.9%
12/31/2012                        1.80                 6                11              0.00%              18.2%
12/31/2011                        1.52                 6                 8              0.00%             -13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               2.7%
                2013               1.2%
                2012               2.3%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND A CLASS - 353496508

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,072,602   $    11,759,753           164,442
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (7,436)
                                                       ---------------
Net assets                                             $    12,065,166
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,050,709         7,583,360   $          1.59
Band 100                                                             0                 0              1.61
Band 75                                                              0                 0              1.63
Band 50                                                              0                 0              1.64
Band 25                                                              0                 0              1.66
Band 0                                                          14,457             8,598              1.68
                                                       ---------------   ---------------
 Total                                                 $    12,065,166         7,591,958
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        74,667
Mortality & expense charges                                                                       (136,827)
                                                                                           ---------------
Net investment income (loss)                                                                       (62,160)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           151,321
Realized gain distributions                                                                        373,151
Net change in unrealized appreciation (depreciation)                                              (507,873)
                                                                                           ---------------
Net gain (loss)                                                                                     16,599
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (45,561)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (62,160)  $            (62,716)
Net realized gain (loss)                                                     151,321                298,862
Realized gain distributions                                                  373,151                      0
Net change in unrealized appreciation (depreciation)                        (507,873)               662,434
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (45,561)               898,580
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,545,782             11,346,406
Cost of units redeemed                                                    (1,970,187)            (8,676,867)
Account charges                                                              (44,982)               (20,482)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,530,613              2,649,057
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,485,052              3,547,637
Net assets, beginning                                                      8,580,114              5,032,477
                                                                --------------------   --------------------
Net assets, ending                                              $         12,065,166   $          8,580,114
                                                                ====================   ====================

Units sold                                                                 3,637,971              8,106,392
Units redeemed                                                            (1,481,471)            (6,287,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,156,500              1,818,499
Units outstanding, beginning                                               5,435,458              3,616,959
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,591,958              5,435,458
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         26,620,379
Cost of units redeemed/account charges                                                          (15,565,881)
Net investment income (loss)                                                                       (125,761)
Net realized gain (loss)                                                                            450,429
Realized gain distributions                                                                         373,151
Net change in unrealized appreciation (depreciation)                                                312,849
                                                                                       --------------------
Net assets                                                                             $         12,065,166
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59             7,583   $        12,051              1.25%               0.7%
12/31/2014                        1.58             5,432             8,574              1.25%              13.5%
12/31/2013                        1.39             3,617             5,032              1.25%              27.8%
12/31/2012                        1.09                 0                 0              1.25%              12.3%
12/31/2011                        0.97                 0                 0              1.25%              -3.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              1.00%               0.9%
12/31/2014                        1.59                 0                 0              1.00%              13.7%
12/31/2013                        1.40                 0                 0              1.00%              28.1%
12/31/2012                        1.09                 0                 0              1.00%              12.6%
12/31/2011                        0.97                 0                 0              1.00%              -2.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.75%               1.2%
12/31/2014                        1.61                 0                 0              0.75%              14.0%
12/31/2013                        1.41                 0                 0              0.75%              28.4%
12/31/2012                        1.10                 0                 0              0.75%              12.8%
12/31/2011                        0.97                 0                 0              0.75%              -2.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.50%               1.4%
12/31/2014                        1.62                 0                 0              0.50%              14.3%
12/31/2013                        1.42                 0                 0              0.50%              28.7%
12/31/2012                        1.10                 0                 0              0.50%              13.1%
12/31/2011                        0.97                 0                 0              0.50%              -2.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.25%               1.7%
12/31/2014                        1.64                 0                 0              0.25%              14.6%
12/31/2013                        1.43                 0                 0              0.25%              29.1%
12/31/2012                        1.11                 0                 0              0.25%              13.4%
12/31/2011                        0.97                 0                 0              0.25%              -2.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.68                 9   $            14              0.00%               1.9%
12/31/2014                        1.65                 4                 6              0.00%              14.9%
12/31/2013                        1.44                 0                 0              0.00%              29.4%
12/31/2012                        1.11                 0                 0              0.00%              13.7%
12/31/2011                        0.98                 0                 0              0.00%              -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.3%
                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN GROWTH FUND R CLASS - 353496730

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       571,202   $       512,982             7,817
                                                                         ===============   ===============
Receivables: investments sold                                      480
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       571,682
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       522,423           332,483   $          1.57
Band 100                                                             0                 0              1.59
Band 75                                                              0                 0              1.61
Band 50                                                              0                 0              1.63
Band 25                                                              0                 0              1.64
Band 0                                                          49,259            29,627              1.66
                                                       ---------------   ---------------
 Total                                                 $       571,682           362,110
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,193
Mortality & expense charges                                                                         (6,030)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,837)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,547
Realized gain distributions                                                                         17,738
Net change in unrealized appreciation (depreciation)                                               (28,631)
                                                                                           ---------------
Net gain (loss)                                                                                      4,654
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (183)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,837)  $             (5,744)
Net realized gain (loss)                                                      15,547                 59,422
Realized gain distributions                                                   17,738                      0
Net change in unrealized appreciation (depreciation)                         (28,631)                14,096
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (183)                67,774
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     146,036                267,090
Cost of units redeemed                                                       (49,509)              (250,566)
Account charges                                                                 (116)                  (118)
                                                                --------------------   --------------------
Increase (decrease)                                                           96,411                 16,406
                                                                --------------------   --------------------
Net increase (decrease)                                                       96,228                 84,180
Net assets, beginning                                                        475,454                391,274
                                                                --------------------   --------------------
Net assets, ending                                              $            571,682   $            475,454
                                                                ====================   ====================

Units sold                                                                    93,040                190,351
Units redeemed                                                               (33,561)              (169,781)
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,479                 20,570
Units outstanding, beginning                                                 302,631                282,061
                                                                --------------------   --------------------
Units outstanding, ending                                                    362,110                302,631
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,470,444
Cost of units redeemed/account charges                                                           (1,109,612)
Net investment income (loss)                                                                        (16,842)
Net realized gain (loss)                                                                            151,734
Realized gain distributions                                                                          17,738
Net change in unrealized appreciation (depreciation)                                                 58,220
                                                                                       --------------------
Net assets                                                                             $            571,682
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57               332   $           522              1.25%              0.4%
12/31/2014                        1.56               275               431              1.25%             13.2%
12/31/2013                        1.38               254               351              1.25%             27.5%
12/31/2012                        1.08               334               362              1.25%             12.0%
12/31/2011                        0.97                 0                 0              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              1.00%              0.7%
12/31/2014                        1.58                 0                 0              1.00%             13.4%
12/31/2013                        1.39                 0                 0              1.00%             27.8%
12/31/2012                        1.09                 0                 0              1.00%             12.3%
12/31/2011                        0.97                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%              0.9%
12/31/2014                        1.59                 0                 0              0.75%             13.7%
12/31/2013                        1.40                 0                 0              0.75%             28.1%
12/31/2012                        1.09                 0                 0              0.75%             12.5%
12/31/2011                        0.97                 0                 0              0.75%             -2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.50%              1.2%
12/31/2014                        1.61                 0                 0              0.50%             14.0%
12/31/2013                        1.41                 0                 0              0.50%             28.4%
12/31/2012                        1.10                 0                 0              0.50%             12.8%
12/31/2011                        0.97                 0                 0              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.25%              1.4%
12/31/2014                        1.62                 0                 0              0.25%             14.3%
12/31/2013                        1.42                 0                 0              0.25%             28.8%
12/31/2012                        1.10                 0                 0              0.25%             13.1%
12/31/2011                        0.97                 0                 0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                30   $            49              0.00%              1.7%
12/31/2014                        1.64                27                45              0.00%             14.6%
12/31/2013                        1.43                28                40              0.00%             29.1%
12/31/2012                        1.11                23                25              0.00%             13.4%
12/31/2011                        0.98                18                18              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.2%
                2014               0.0%
                2013               0.1%
                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    FRANKLIN INCOME FUND R CLASS - 353496722

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       696,610   $       774,213           339,044
                                                                         ===============   ===============
Receivables: investments sold                                    1,821
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       698,431
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       531,967           485,992   $          1.09
Band 100                                                       147,458           133,662              1.10
Band 75                                                              0                 0              1.11
Band 50                                                         19,006            16,961              1.12
Band 25                                                              0                 0              1.13
Band 0                                                               0                 0              1.14
                                                       ---------------   ---------------
 Total                                                 $       698,431           636,615
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        26,692
Mortality & expense charges                                                                         (6,299)
                                                                                           ---------------
Net investment income (loss)                                                                        20,393
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,245)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (64,977)
                                                                                           ---------------
Net gain (loss)                                                                                    (70,222)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (49,829)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,393   $              9,052
Net realized gain (loss)                                                      (5,245)                 4,384
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (64,977)               (16,745)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (49,829)                (3,309)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     393,359                384,543
Cost of units redeemed                                                      (134,960)               (87,267)
Account charges                                                               (1,402)                  (846)
                                                                --------------------   --------------------
Increase (decrease)                                                          256,997                296,430
                                                                --------------------   --------------------
Net increase (decrease)                                                      207,168                293,121
Net assets, beginning                                                        491,263                198,142
                                                                --------------------   --------------------
Net assets, ending                                              $            698,431   $            491,263
                                                                ====================   ====================

Units sold                                                                 1,132,952                329,064
Units redeemed                                                              (901,905)               (90,878)
                                                                --------------------   --------------------
Net increase (decrease)                                                      231,047                238,186
Units outstanding, beginning                                                 405,568                167,382
                                                                --------------------   --------------------
Units outstanding, ending                                                    636,615                405,568
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            975,951
Cost of units redeemed/account charges                                                             (229,253)
Net investment income (loss)                                                                         30,193
Net realized gain (loss)                                                                               (857)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (77,603)
                                                                                       --------------------
Net assets                                                                             $            698,431
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09               486   $           532              1.25%             -9.4%
12/31/2014                        1.21               271               327              1.25%              2.1%
12/31/2013                        1.18               167               198              1.25%             12.6%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10               134   $           147              1.00%             -9.2%
12/31/2014                        1.21               115               139              1.00%              2.3%
12/31/2013                        1.19                 0                 0              1.00%             12.9%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.75%             -9.0%
12/31/2014                        1.22                 0                 0              0.75%              2.6%
12/31/2013                        1.19                 0                 0              0.75%             13.2%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                17   $            19              0.50%             -8.7%
12/31/2014                        1.23                20                25              0.50%              2.9%
12/31/2013                        1.19                 0                 0              0.50%             13.5%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%             -8.5%
12/31/2014                        1.23                 0                 0              0.25%              3.1%
12/31/2013                        1.20                 0                 0              0.25%             13.8%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.00%             -8.3%
12/31/2014                        1.24                 0                 0              0.00%              3.4%
12/31/2013                        1.20                 0                 0              0.00%             14.0%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               4.5%
                2014               3.7%
                2013               1.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 FRANKLIN INCOME FUND ADVISOR CLASS - 353496847

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,158,468   $     1,291,509           580,827
                                                                         ===============   ===============
Receivables: investments sold                                   49,653
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,208,121
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,208,121         1,087,922   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.13
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.15
                                                       ---------------   ---------------
 Total                                                 $     1,208,121         1,087,922
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        58,693
Mortality & expense charges                                                                        (13,735)
                                                                                           ---------------
Net investment income (loss)                                                                        44,958
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (5,343)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (145,744)
                                                                                           ---------------
Net gain (loss)                                                                                   (151,087)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (106,129)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,958   $             20,155
Net realized gain (loss)                                                      (5,343)                 2,142
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (145,744)               (11,463)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (106,129)                10,834
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     870,546                274,362
Cost of units redeemed                                                      (323,711)               (50,493)
Account charges                                                                 (525)                   (16)
                                                                --------------------   --------------------
Increase (decrease)                                                          546,310                223,853
                                                                --------------------   --------------------
Net increase (decrease)                                                      440,181                234,687
Net assets, beginning                                                        767,940                533,253
                                                                --------------------   --------------------
Net assets, ending                                              $          1,208,121   $            767,940
                                                                ====================   ====================

Units sold                                                                   733,794                223,910
Units redeemed                                                              (275,870)               (42,632)
                                                                --------------------   --------------------
Net increase (decrease)                                                      457,924                181,278
Units outstanding, beginning                                                 629,998                448,720
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,087,922                629,998
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,341,910
Cost of units redeemed/account charges                                                           (1,068,228)
Net investment income (loss)                                                                         68,354
Net realized gain (loss)                                                                               (874)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (133,041)
                                                                                       --------------------
Net assets                                                                             $          1,208,121
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11             1,088   $         1,208              1.25%             -8.9%
12/31/2014                        1.22               630               768              1.25%              2.6%
12/31/2013                        1.19               449               533              1.25%             13.1%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%             -8.7%
12/31/2014                        1.23                 0                 0              1.00%              2.8%
12/31/2013                        1.19                 0                 0              1.00%             13.4%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%             -8.4%
12/31/2014                        1.23                 0                 0              0.75%              3.1%
12/31/2013                        1.20                 0                 0              0.75%             13.6%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%             -8.2%
12/31/2014                        1.24                 0                 0              0.50%              3.3%
12/31/2013                        1.20                 0                 0              0.50%             13.9%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%             -8.0%
12/31/2014                        1.25                 0                 0              0.25%              3.6%
12/31/2013                        1.20                 0                 0              0.25%             14.2%
12/31/2012                        1.05                 0                 0              0.25%              5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.00%             -7.8%
12/31/2014                        1.25                 0                 0              0.00%              3.9%
12/31/2013                        1.21                 0                 0              0.00%             14.5%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               5.9%
                2014               4.2%
                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND R CLASS - 354026601

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       360,781   $       425,142            12,840
                                                                         ===============   ===============
Receivables: investments sold                                    5,295
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       366,076
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       366,076           286,501   $          1.28
Band 100                                                             0                 0              1.29
Band 75                                                              0                 0              1.30
Band 50                                                              0                 0              1.31
Band 25                                                              0                 0              1.32
Band 0                                                               0                 0              1.33
                                                       ---------------   ---------------
 Total                                                 $       366,076           286,501
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,591
Mortality & expense charges                                                                         (6,474)
                                                                                           ---------------
Net investment income (loss)                                                                          (883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (27,680)
Realized gain distributions                                                                         32,554
Net change in unrealized appreciation (depreciation)                                               (28,622)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,748)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,631)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (883)  $              6,274
Net realized gain (loss)                                                     (27,680)                  (144)
Realized gain distributions                                                   32,554                 22,825
Net change in unrealized appreciation (depreciation)                         (28,622)               (34,230)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,631)                (5,275)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      67,223                500,892
Cost of units redeemed                                                      (251,269)               (18,074)
Account charges                                                                  (23)                   (67)
                                                                --------------------   --------------------
Increase (decrease)                                                         (184,069)               482,751
                                                                --------------------   --------------------
Net increase (decrease)                                                     (208,700)               477,476
Net assets, beginning                                                        574,776                 97,300
                                                                --------------------   --------------------
Net assets, ending                                              $            366,076   $            574,776
                                                                ====================   ====================

Units sold                                                                    56,233                366,339
Units redeemed                                                              (196,985)               (13,925)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (140,752)               352,414
Units outstanding, beginning                                                 427,253                 74,839
                                                                --------------------   --------------------
Units outstanding, ending                                                    286,501                427,253
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            664,684
Cost of units redeemed/account charges                                                             (272,470)
Net investment income (loss)                                                                          6,183
Net realized gain (loss)                                                                            (27,571)
Realized gain distributions                                                                          59,611
Net change in unrealized appreciation (depreciation)                                                (64,361)
                                                                                       --------------------
Net assets                                                                             $            366,076
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28               287   $           366              1.25%             -5.0%
12/31/2014                        1.35               427               575              1.25%              3.5%
12/31/2013                        1.30                75                97              1.25%             23.5%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              1.00%             -4.8%
12/31/2014                        1.35                 0                 0              1.00%              3.7%
12/31/2013                        1.30                 0                 0              1.00%             23.8%
12/31/2012                        1.05                 0                 0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.75%             -4.5%
12/31/2014                        1.36                 0                 0              0.75%              4.0%
12/31/2013                        1.31                 0                 0              0.75%             24.1%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.50%             -4.3%
12/31/2014                        1.37                 0                 0              0.50%              4.3%
12/31/2013                        1.31                 0                 0              0.50%             24.4%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%             -4.1%
12/31/2014                        1.37                 0                 0              0.25%              4.5%
12/31/2013                        1.31                 0                 0              0.25%             24.7%
12/31/2012                        1.05                 0                 0              0.25%              5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.00%             -3.8%
12/31/2014                        1.38                 0                 0              0.00%              4.8%
12/31/2013                        1.32                 0                 0              0.00%             25.0%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               1.2%
                2014               3.2%
                2013               2.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            FRANKLIN MUTUAL GLOBAL DISCOVERY FUND Z CLASS - 628380404

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,591,776   $     2,965,444            88,958
                                                                         ===============   ===============
Receivables: investments sold                                   19,152
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,610,928
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,610,928         2,011,795   $          1.30
Band 100                                                             0                 0              1.31
Band 75                                                              0                 0              1.32
Band 50                                                              0                 0              1.33
Band 25                                                              0                 0              1.34
Band 0                                                               0                 0              1.35
                                                       ---------------   ---------------
 Total                                                 $     2,610,928         2,011,795
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        44,682
Mortality & expense charges                                                                        (28,831)
                                                                                           ---------------
Net investment income (loss)                                                                        15,851
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,882
Realized gain distributions                                                                        180,469
Net change in unrealized appreciation (depreciation)                                              (340,708)
                                                                                           ---------------
Net gain (loss)                                                                                   (158,357)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (142,506)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             15,851   $             20,938
Net realized gain (loss)                                                       1,882                  2,774
Realized gain distributions                                                  180,469                 73,635
Net change in unrealized appreciation (depreciation)                        (340,708)               (29,060)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (142,506)                68,287
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,281,812                399,364
Cost of units redeemed                                                      (402,343)              (230,540)
Account charges                                                                 (171)                  (101)
                                                                --------------------   --------------------
Increase (decrease)                                                          879,298                168,723
                                                                --------------------   --------------------
Net increase (decrease)                                                      736,792                237,010
Net assets, beginning                                                      1,874,136              1,637,126
                                                                --------------------   --------------------
Net assets, ending                                              $          2,610,928   $          1,874,136
                                                                ====================   ====================

Units sold                                                                   938,740                302,835
Units redeemed                                                              (305,128)              (176,925)
                                                                --------------------   --------------------
Net increase (decrease)                                                      633,612                125,910
Units outstanding, beginning                                               1,378,183              1,252,273
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,011,795              1,378,183
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,411,860
Cost of units redeemed/account charges                                                             (810,392)
Net investment income (loss)                                                                         56,042
Net realized gain (loss)                                                                              4,600
Realized gain distributions                                                                         322,486
Net change in unrealized appreciation (depreciation)                                               (373,668)
                                                                                       --------------------
Net assets                                                                             $          2,610,928
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30             2,012   $         2,611              1.25%             -4.6%
12/31/2014                        1.36             1,378             1,874              1.25%              4.0%
12/31/2013                        1.31             1,252             1,637              1.25%             24.1%
12/31/2012                        1.05                 0                 0              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              1.00%             -4.3%
12/31/2014                        1.37                 0                 0              1.00%              4.3%
12/31/2013                        1.31                 0                 0              1.00%             24.4%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.75%             -4.1%
12/31/2014                        1.37                 0                 0              0.75%              4.5%
12/31/2013                        1.31                 0                 0              0.75%             24.7%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.50%             -3.8%
12/31/2014                        1.38                 0                 0              0.50%              4.8%
12/31/2013                        1.32                 0                 0              0.50%             25.0%
12/31/2012                        1.05                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.25%             -3.6%
12/31/2014                        1.39                 0                 0              0.25%              5.1%
12/31/2013                        1.32                 0                 0              0.25%             25.3%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.00%             -3.4%
12/31/2014                        1.40                 0                 0              0.00%              5.3%
12/31/2013                        1.33                 0                 0              0.00%             25.6%
12/31/2012                        1.06                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               2.0%
                2014               2.5%
                2013               3.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND A CLASS - 880208103

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,315,753   $    20,398,539         1,591,979
                                                                         ===============   ===============
Receivables: investments sold                                  119,373
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    18,435,126
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,183,746        17,016,372   $          1.07
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.11
Band 25                                                              0                 0              1.13
Band 0                                                         251,380           220,508              1.14
                                                       ---------------   ---------------
 Total                                                 $    18,435,126        17,236,880
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       532,151
Mortality & expense charges                                                                       (220,551)
                                                                                           ---------------
Net investment income (loss)                                                                       311,600
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (242,776)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (1,110,946)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,353,722)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,042,122)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            311,600   $            816,427
Net realized gain (loss)                                                    (242,776)               (12,935)
Realized gain distributions                                                        0                 35,484
Net change in unrealized appreciation (depreciation)                      (1,110,946)              (901,476)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,042,122)               (62,500)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,952,008             14,466,537
Cost of units redeemed                                                    (4,944,966)            (7,118,235)
Account charges                                                              (62,263)               (39,585)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,944,779              7,308,717
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,902,657              7,246,217
Net assets, beginning                                                     16,532,469              9,286,252
                                                                --------------------   --------------------
Net assets, ending                                              $         18,435,126   $         16,532,469
                                                                ====================   ====================

Units sold                                                                 7,708,165             13,134,101
Units redeemed                                                            (5,088,115)            (6,738,433)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,620,050              6,395,668
Units outstanding, beginning                                              14,616,830              8,221,162
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,236,880             14,616,830
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         36,794,983
Cost of units redeemed/account charges                                                          (17,519,832)
Net investment income (loss)                                                                      1,412,045
Net realized gain (loss)                                                                           (244,309)
Realized gain distributions                                                                          75,025
Net change in unrealized appreciation (depreciation)                                             (2,082,786)
                                                                                       --------------------
Net assets                                                                             $         18,435,126
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07            17,016   $        18,184              1.25%             -5.4%
12/31/2014                        1.13            14,398            16,272              1.25%              0.3%
12/31/2013                        1.13             7,684             8,657              1.25%              1.0%
12/31/2012                        1.12             1,856             2,071              1.25%             14.4%
12/31/2011                        0.98               253               246              1.25%             -3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%             -5.2%
12/31/2014                        1.14                 0                 0              1.00%              0.6%
12/31/2013                        1.14                 0                 0              1.00%              1.2%
12/31/2012                        1.12                 0                 0              1.00%             14.7%
12/31/2011                        0.98                 0                 0              1.00%             -3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%             -5.0%
12/31/2014                        1.15                 0                 0              0.75%              0.8%
12/31/2013                        1.14                 0                 0              0.75%              1.5%
12/31/2012                        1.13                 0                 0              0.75%             14.9%
12/31/2011                        0.98                 0                 0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.50%             -4.7%
12/31/2014                        1.17                 0                 0              0.50%              1.1%
12/31/2013                        1.15                 0                 0              0.50%              1.7%
12/31/2012                        1.13                 0                 0              0.50%             15.2%
12/31/2011                        0.98                 0                 0              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%             -4.5%
12/31/2014                        1.18                 0                 0              0.25%              1.3%
12/31/2013                        1.16                 0                 0              0.25%              2.0%
12/31/2012                        1.14                 0                 0              0.25%             15.5%
12/31/2011                        0.99                 0                 0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14               221   $           251              0.00%             -4.3%
12/31/2014                        1.19               219               260              0.00%              1.6%
12/31/2013                        1.17               537               630              0.00%              2.2%
12/31/2012                        1.15               758               869              0.00%             15.8%
12/31/2011                        0.99                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               3.0%
                2014               7.6%
                2013               3.6%
                2012               8.4%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 TEMPLETON GLOBAL BOND FUND R CLASS - 880208848

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,043,284   $     1,115,071            90,688
                                                                         ===============   ===============
Receivables: investments sold                                    5,981
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,049,265
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,049,265           995,448   $          1.05
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.10
Band 25                                                              0                 0              1.11
Band 0                                                               0                 0              1.12
                                                       ---------------   ---------------
 Total                                                 $     1,049,265           995,448
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        32,487
Mortality & expense charges                                                                        (14,905)
                                                                                           ---------------
Net investment income (loss)                                                                        17,582
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (79,553)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (13,366)
                                                                                           ---------------
Net gain (loss)                                                                                    (92,919)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (75,337)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,582   $             55,364
Net realized gain (loss)                                                     (79,553)                (3,177)
Realized gain distributions                                                        0                  2,442
Net change in unrealized appreciation (depreciation)                         (13,366)               (49,841)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (75,337)                 4,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     776,402                885,557
Cost of units redeemed                                                      (787,920)              (425,105)
Account charges                                                                 (823)                  (650)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,341)               459,802
                                                                --------------------   --------------------
Net increase (decrease)                                                      (87,678)               464,590
Net assets, beginning                                                      1,136,943                672,353
                                                                --------------------   --------------------
Net assets, ending                                              $          1,049,265   $          1,136,943
                                                                ====================   ====================

Units sold                                                                   734,051                796,399
Units redeemed                                                              (755,057)              (381,453)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (21,006)               414,946
Units outstanding, beginning                                               1,016,454                601,508
                                                                --------------------   --------------------
Units outstanding, ending                                                    995,448              1,016,454
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,223,395
Cost of units redeemed/account charges                                                           (2,149,568)
Net investment income (loss)                                                                        106,334
Net realized gain (loss)                                                                            (67,843)
Realized gain distributions                                                                           8,734
Net change in unrealized appreciation (depreciation)                                                (71,787)
                                                                                       --------------------
Net assets                                                                             $          1,049,265
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05               995   $         1,049              1.25%             -5.8%
12/31/2014                        1.12             1,016             1,137              1.25%              0.1%
12/31/2013                        1.12               602               672              1.25%              0.7%
12/31/2012                        1.11               401               445              1.25%             14.1%
12/31/2011                        0.97               113               110              1.25%             -3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%             -5.5%
12/31/2014                        1.13                 0                 0              1.00%              0.3%
12/31/2013                        1.13                 0                 0              1.00%              1.0%
12/31/2012                        1.12                 0                 0              1.00%             14.4%
12/31/2011                        0.98                 0                 0              1.00%             -3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%             -5.3%
12/31/2014                        1.14                 0                 0              0.75%              0.6%
12/31/2013                        1.14                 0                 0              0.75%              1.2%
12/31/2012                        1.12                 0                 0              0.75%             14.7%
12/31/2011                        0.98                 0                 0              0.75%             -3.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.50%             -5.1%
12/31/2014                        1.15                 0                 0              0.50%              0.8%
12/31/2013                        1.14                 0                 0              0.50%              1.5%
12/31/2012                        1.13                 0                 0              0.50%             14.9%
12/31/2011                        0.98                 0                 0              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.25%             -4.8%
12/31/2014                        1.17                 0                 0              0.25%              1.1%
12/31/2013                        1.15                 0                 0              0.25%              1.7%
12/31/2012                        1.13                 0                 0              0.25%             15.2%
12/31/2011                        0.98                 0                 0              0.25%             -2.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.00%             -4.6%
12/31/2014                        1.18                 0                 0              0.00%              1.3%
12/31/2013                        1.16                 0                 0              0.00%              2.0%
12/31/2012                        1.14                 0                 0              0.00%             15.5%
12/31/2011                        0.99                 0                 0              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               3.0%
                2014               7.6%
                2013               3.7%
                2012               7.3%
                2011               7.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FRANKLIN SMALL CAP VALUE FUND A CLASS - 355148305

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,249,030   $     1,479,091            27,798
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (11,441)
                                                       ---------------
Net assets                                             $     1,237,589
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,237,343           863,033   $          1.43
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.57
Band 0                                                             246               153              1.61
                                                       ---------------   ---------------
 Total                                                 $     1,237,589           863,186
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,105
Mortality & expense charges                                                                        (13,769)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,664)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,594
Realized gain distributions                                                                        122,066
Net change in unrealized appreciation (depreciation)                                              (251,963)
                                                                                           ---------------
Net gain (loss)                                                                                   (106,303)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (112,967)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,664)  $             (5,854)
Net realized gain (loss)                                                      23,594                 22,980
Realized gain distributions                                                  122,066                 71,883
Net change in unrealized appreciation (depreciation)                        (251,963)               (88,064)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (112,967)                   945
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     775,737                488,009
Cost of units redeemed                                                      (317,741)              (115,114)
Account charges                                                                 (279)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                          457,717                372,778
                                                                --------------------   --------------------
Net increase (decrease)                                                      344,750                373,723
Net assets, beginning                                                        892,839                519,116
                                                                --------------------   --------------------
Net assets, ending                                              $          1,237,589   $            892,839
                                                                ====================   ====================

Units sold                                                                   519,631                314,000
Units redeemed                                                              (223,302)               (72,628)
                                                                --------------------   --------------------
Net increase (decrease)                                                      296,329                241,372
Units outstanding, beginning                                                 566,857                325,485
                                                                --------------------   --------------------
Units outstanding, ending                                                    863,186                566,857
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,746,403
Cost of units redeemed/account charges                                                             (568,124)
Net investment income (loss)                                                                        (18,999)
Net realized gain (loss)                                                                             74,419
Realized gain distributions                                                                         233,951
Net change in unrealized appreciation (depreciation)                                               (230,061)
                                                                                       --------------------
Net assets                                                                             $          1,237,589
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43               863   $         1,237              1.25%             -9.0%
12/31/2014                        1.58               567               893              1.25%             -1.2%
12/31/2013                        1.59               325               519              1.25%             33.0%
12/31/2012                        1.20               248               298              1.25%             16.9%
12/31/2011                        1.03               194               199              1.25%             -4.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%             -8.7%
12/31/2014                        1.61                 0                 0              1.00%             -1.0%
12/31/2013                        1.62                 0                 0              1.00%             33.4%
12/31/2012                        1.22                 0                 0              1.00%             17.2%
12/31/2011                        1.04                 0                 0              1.00%             -4.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -8.5%
12/31/2014                        1.64                 0                 0              0.75%             -0.7%
12/31/2013                        1.65                 0                 0              0.75%             33.7%
12/31/2012                        1.24                 0                 0              0.75%             17.5%
12/31/2011                        1.05                 0                 0              0.75%             -4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%             -8.3%
12/31/2014                        1.67                 0                 0              0.50%             -0.5%
12/31/2013                        1.68                 0                 0              0.50%             34.0%
12/31/2012                        1.26                 0                 0              0.50%             17.8%
12/31/2011                        1.07                 0                 0              0.50%             -4.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -8.1%
12/31/2014                        1.71                 0                 0              0.25%             -0.3%
12/31/2013                        1.71                 0                 0              0.25%             34.4%
12/31/2012                        1.28                 0                 0              0.25%             18.1%
12/31/2011                        1.08                 0                 0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.00%             -7.8%
12/31/2014                        1.74                 0                 0              0.00%              0.0%
12/31/2013                        1.74                 0                 0              0.00%             34.7%
12/31/2012                        1.30                 0                 0              0.00%             18.3%
12/31/2011                        1.09                 0                 0              0.00%             -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.7%
                2014               0.2%
                2013               0.5%
                2012               1.2%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                FRANKLIN SMALL CAP VALUE FUND R CLASS - 355148826

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,066,980   $     1,298,926            24,383
                                                                         ===============   ===============
Receivables: investments sold                                    8,819
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,075,799
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       939,333           668,193   $          1.41
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.54
Band 0                                                         136,466            86,536              1.58
                                                       ---------------   ---------------
 Total                                                 $     1,075,799           754,729
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,409
Mortality & expense charges                                                                        (18,478)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,069)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           140,217
Realized gain distributions                                                                        105,702
Net change in unrealized appreciation (depreciation)                                              (351,654)
                                                                                           ---------------
Net gain (loss)                                                                                   (105,735)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (120,804)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,069)  $            (21,918)
Net realized gain (loss)                                                     140,217                307,843
Realized gain distributions                                                  105,702                159,292
Net change in unrealized appreciation (depreciation)                        (351,654)              (471,233)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (120,804)               (26,016)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     550,022                742,203
Cost of units redeemed                                                    (1,192,938)            (1,297,269)
Account charges                                                                 (515)                  (897)
                                                                --------------------   --------------------
Increase (decrease)                                                         (643,431)              (555,963)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (764,235)              (581,979)
Net assets, beginning                                                      1,840,034              2,422,013
                                                                --------------------   --------------------
Net assets, ending                                              $          1,075,799   $          1,840,034
                                                                ====================   ====================

Units sold                                                                   388,909                480,909
Units redeemed                                                              (814,112)              (830,804)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (425,203)              (349,895)
Units outstanding, beginning                                               1,179,932              1,529,827
                                                                --------------------   --------------------
Units outstanding, ending                                                    754,729              1,179,932
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,543,074
Cost of units redeemed/account charges                                                           (4,299,756)
Net investment income (loss)                                                                        (81,341)
Net realized gain (loss)                                                                            665,453
Realized gain distributions                                                                         480,315
Net change in unrealized appreciation (depreciation)                                               (231,946)
                                                                                       --------------------
Net assets                                                                             $          1,075,799
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41               668   $           939              1.25%             -9.2%
12/31/2014                        1.55             1,095             1,694              1.25%             -1.5%
12/31/2013                        1.57             1,395             2,191              1.25%             32.8%
12/31/2012                        1.18             1,246             1,473              1.25%             16.6%
12/31/2011                        1.01             1,069             1,084              1.25%             -5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -8.9%
12/31/2014                        1.58                 0                 0              1.00%             -1.2%
12/31/2013                        1.60                 0                 0              1.00%             33.1%
12/31/2012                        1.20                 0                 0              1.00%             16.9%
12/31/2011                        1.03                 0                 0              1.00%             -4.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%             -8.7%
12/31/2014                        1.61                 0                 0              0.75%             -1.0%
12/31/2013                        1.63                 0                 0              0.75%             33.5%
12/31/2012                        1.22                 0                 0              0.75%             17.2%
12/31/2011                        1.04                 0                 0              0.75%             -4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%             -8.5%
12/31/2014                        1.65                 0                 0              0.50%             -0.7%
12/31/2013                        1.66                 0                 0              0.50%             33.8%
12/31/2012                        1.24                 0                 0              0.50%             17.5%
12/31/2011                        1.05                 0                 0              0.50%             -4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%             -8.2%
12/31/2014                        1.68                 0                 0              0.25%             -0.5%
12/31/2013                        1.69                 0                 0              0.25%             34.1%
12/31/2012                        1.26                 0                 0              0.25%             17.8%
12/31/2011                        1.07                 0                 0              0.25%             -4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                87   $           136              0.00%             -8.0%
12/31/2014                        1.71                85               146              0.00%             -0.2%
12/31/2013                        1.72               135               231              0.00%             34.5%
12/31/2012                        1.28               120               153              0.00%             18.1%
12/31/2011                        1.08               138               149              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.2%
                2014               0.0%
                2013               0.3%
                2012               0.9%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             FRANKLIN SMALL-MID CAP GROWTH FUND R CLASS - 354713547

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       420,597   $       499,131            13,921
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (27)
                                                       ---------------
Net assets                                             $       420,570
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       326,952           151,505   $          2.16
Band 100                                                        93,618            42,139              2.22
Band 75                                                              0                 0              2.29
Band 50                                                              0                 0              2.35
Band 25                                                              0                 0              2.42
Band 0                                                               0                 0              2.50
                                                       ---------------   ---------------
 Total                                                 $       420,570           193,644
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (5,362)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,362)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,692)
Realized gain distributions                                                                         38,101
Net change in unrealized appreciation (depreciation)                                               (41,677)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,268)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,630)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,362)  $             (5,800)
Net realized gain (loss)                                                      (6,692)                21,921
Realized gain distributions                                                   38,101                 85,064
Net change in unrealized appreciation (depreciation)                         (41,677)               (69,794)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,630)                31,391
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      85,544                150,208
Cost of units redeemed                                                      (119,220)              (217,299)
Account charges                                                                  (80)                  (121)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,756)               (67,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,386)               (35,821)
Net assets, beginning                                                        469,956                505,777
                                                                --------------------   --------------------
Net assets, ending                                              $            420,570   $            469,956
                                                                ====================   ====================

Units sold                                                                    39,113                114,848
Units redeemed                                                               (54,018)              (146,052)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,905)               (31,204)
Units outstanding, beginning                                                 208,549                239,753
                                                                --------------------   --------------------
Units outstanding, ending                                                    193,644                208,549
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,042,223
Cost of units redeemed/account charges                                                             (804,972)
Net investment income (loss)                                                                        (27,998)
Net realized gain (loss)                                                                             44,314
Realized gain distributions                                                                         245,537
Net change in unrealized appreciation (depreciation)                                                (78,534)
                                                                                       --------------------
Net assets                                                                             $            420,570
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.16               152   $           327              1.25%             -3.5%
12/31/2014                        2.24               146               326              1.25%              6.0%
12/31/2013                        2.11               240               506              1.25%             36.5%
12/31/2012                        1.55               181               280              1.25%              9.1%
12/31/2011                        1.42               165               234              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                42   $            94              1.00%             -3.2%
12/31/2014                        2.30                63               144              1.00%              6.2%
12/31/2013                        2.16                 0                 0              1.00%             36.9%
12/31/2012                        1.58                 0                 0              1.00%              9.3%
12/31/2011                        1.44                 0                 0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.75%             -3.0%
12/31/2014                        2.36                 0                 0              0.75%              6.5%
12/31/2013                        2.21                 0                 0              0.75%             37.2%
12/31/2012                        1.61                 0                 0              0.75%              9.6%
12/31/2011                        1.47                 0                 0              0.75%             -5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.35                 0   $             0              0.50%             -2.7%
12/31/2014                        2.42                 0                 0              0.50%              6.8%
12/31/2013                        2.27                 0                 0              0.50%             37.6%
12/31/2012                        1.65                 0                 0              0.50%              9.9%
12/31/2011                        1.50                 0                 0              0.50%             -5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.25%             -2.5%
12/31/2014                        2.49                 0                 0              0.25%              7.0%
12/31/2013                        2.32                 0                 0              0.25%             37.9%
12/31/2012                        1.68                 0                 0              0.25%             10.2%
12/31/2011                        1.53                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.00%             -2.2%
12/31/2014                        2.55                 0                 0              0.00%              7.3%
12/31/2013                        2.38                 0                 0              0.00%             38.3%
12/31/2012                        1.72                 0                 0              0.00%             10.4%
12/31/2011                        1.56                 0                 0              0.00%             -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               FRANKLIN STRATEGIC INCOME FUND A CLASS - 354713505

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       167,842   $       191,693            18,355
                                                                         ===============   ===============
Receivables: investments sold                                      112
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       167,954
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       167,954           158,969   $          1.06
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.11
Band 0                                                               0                 0              1.12
                                                       ---------------   ---------------
 Total                                                 $       167,954           158,969
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,458
Mortality & expense charges                                                                         (2,680)
                                                                                           ---------------
Net investment income (loss)                                                                         6,778
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,695)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (8,563)
                                                                                           ---------------
Net gain (loss)                                                                                    (17,258)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,480)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,778   $             10,279
Net realized gain (loss)                                                      (8,695)                    (3)
Realized gain distributions                                                        0                  2,459
Net change in unrealized appreciation (depreciation)                          (8,563)               (11,991)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,480)                   744
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,368                 22,117
Cost of units redeemed                                                      (101,084)                (2,492)
Account charges                                                                 (272)                  (301)
                                                                --------------------   --------------------
Increase (decrease)                                                          (84,988)                19,324
                                                                --------------------   --------------------
Net increase (decrease)                                                      (95,468)                20,068
Net assets, beginning                                                        263,422                243,354
                                                                --------------------   --------------------
Net assets, ending                                              $            167,954   $            263,422
                                                                ====================   ====================

Units sold                                                                    14,987                 19,513
Units redeemed                                                               (91,749)                (2,445)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (76,762)                17,068
Units outstanding, beginning                                                 235,731                218,663
                                                                --------------------   --------------------
Units outstanding, ending                                                    158,969                235,731
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            305,342
Cost of units redeemed/account charges                                                             (137,282)
Net investment income (loss)                                                                         27,448
Net realized gain (loss)                                                                             (8,835)
Realized gain distributions                                                                           5,132
Net change in unrealized appreciation (depreciation)                                                (23,851)
                                                                                       --------------------
Net assets                                                                             $            167,954
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06               159   $           168              1.25%             -5.5%
12/31/2014                        1.12               236               263              1.25%              0.4%
12/31/2013                        1.11               219               243              1.25%              1.9%
12/31/2012                        1.09               127               138              1.25%             10.9%
12/31/2011                        0.98                 7                 7              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%             -5.2%
12/31/2014                        1.13                 0                 0              1.00%              0.7%
12/31/2013                        1.12                 0                 0              1.00%              2.2%
12/31/2012                        1.10                 0                 0              1.00%             11.2%
12/31/2011                        0.99                 0                 0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%             -5.0%
12/31/2014                        1.14                 0                 0              0.75%              0.9%
12/31/2013                        1.13                 0                 0              0.75%              2.4%
12/31/2012                        1.10                 0                 0              0.75%             11.5%
12/31/2011                        0.99                 0                 0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%             -4.7%
12/31/2014                        1.15                 0                 0              0.50%              1.2%
12/31/2013                        1.13                 0                 0              0.50%              2.7%
12/31/2012                        1.10                 0                 0              0.50%             11.8%
12/31/2011                        0.99                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.25%             -4.5%
12/31/2014                        1.16                 0                 0              0.25%              1.4%
12/31/2013                        1.14                 0                 0              0.25%              2.9%
12/31/2012                        1.11                 0                 0              0.25%             12.1%
12/31/2011                        0.99                 0                 0              0.25%             -1.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.00%             -4.3%
12/31/2014                        1.17                 0                 0              0.00%              1.7%
12/31/2013                        1.15                 0                 0              0.00%              3.2%
12/31/2012                        1.11                 0                 0              0.00%             12.3%
12/31/2011                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               4.4%
                2014               5.3%
                2013               4.4%
                2012               7.5%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        TEMPLETON INTERNATIONAL BOND FUND A CLASS - 880208509 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH OPPORTUNITIES FUND SERVICE CLASS - 38142Y500

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       124,032   $       154,575             6,261
                                                                         ===============   ===============
Receivables: investments sold                                      627
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       124,659
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       124,659            87,674   $          1.42
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $       124,659            87,674
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,507)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,507)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,667)
Realized gain distributions                                                                         13,440
Net change in unrealized appreciation (depreciation)                                               (14,518)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,745)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,252)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,507)  $             (1,120)
Net realized gain (loss)                                                      (3,667)                  (257)
Realized gain distributions                                                   13,440                 25,485
Net change in unrealized appreciation (depreciation)                         (14,518)               (15,360)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,252)                 8,748
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,183                180,233
Cost of units redeemed                                                       (35,435)               (89,087)
Account charges                                                                  (46)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                            4,702                 91,132
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,550)                99,880
Net assets, beginning                                                        126,209                 26,329
                                                                --------------------   --------------------
Net assets, ending                                              $            124,659   $            126,209
                                                                ====================   ====================

Units sold                                                                    27,767                127,300
Units redeemed                                                               (22,751)               (63,525)
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,016                 63,775
Units outstanding, beginning                                                  82,658                 18,883
                                                                --------------------   --------------------
Units outstanding, ending                                                     87,674                 82,658
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            245,514
Cost of units redeemed/account charges                                                             (124,582)
Net investment income (loss)                                                                         (2,673)
Net realized gain (loss)                                                                             (3,924)
Realized gain distributions                                                                          40,867
Net change in unrealized appreciation (depreciation)                                                (30,543)
                                                                                       --------------------
Net assets                                                                             $            124,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                88   $           125              1.25%             -6.9%
12/31/2014                        1.53                83               126              1.25%              9.5%
12/31/2013                        1.39                19                26              1.25%             30.0%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%             -6.6%
12/31/2014                        1.54                 0                 0              1.00%              9.8%
12/31/2013                        1.40                 0                 0              1.00%             30.4%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%             -6.4%
12/31/2014                        1.54                 0                 0              0.75%             10.1%
12/31/2013                        1.40                 0                 0              0.75%             30.7%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -6.2%
12/31/2014                        1.55                 0                 0              0.50%             10.3%
12/31/2013                        1.41                 0                 0              0.50%             31.0%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -5.9%
12/31/2014                        1.56                 0                 0              0.25%             10.6%
12/31/2013                        1.41                 0                 0              0.25%             31.3%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%             -5.7%
12/31/2014                        1.57                 0                 0              0.00%             10.9%
12/31/2013                        1.41                 0                 0              0.00%             31.7%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS GROWTH OPPORTUNITIES FUND IR CLASS - 38144N346

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,456,347   $     5,551,767           209,069
                                                                         ===============   ===============
Receivables: investments sold                                    1,024
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,457,371
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,453,123         3,097,713   $          1.44
Band 100                                                             0                 0              1.45
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.48
Band 0                                                           4,248             2,842              1.49
                                                       ---------------   ---------------
 Total                                                 $     4,457,371         3,100,555
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (57,016)
                                                                                           ---------------
Net investment income (loss)                                                                       (57,016)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (62,840)
Realized gain distributions                                                                        518,161
Net change in unrealized appreciation (depreciation)                                              (697,517)
                                                                                           ---------------
Net gain (loss)                                                                                   (242,196)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (299,212)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (57,016)  $            (35,668)
Net realized gain (loss)                                                     (62,840)                10,739
Realized gain distributions                                                  518,161                763,914
Net change in unrealized appreciation (depreciation)                        (697,517)              (422,782)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (299,212)               316,203
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,632,761              4,629,671
Cost of units redeemed                                                    (1,350,615)            (3,036,757)
Account charges                                                              (11,571)                (7,202)
                                                                --------------------   --------------------
Increase (decrease)                                                          270,575              1,585,712
                                                                --------------------   --------------------
Net increase (decrease)                                                      (28,637)             1,901,915
Net assets, beginning                                                      4,486,008              2,584,093
                                                                --------------------   --------------------
Net assets, ending                                              $          4,457,371   $          4,486,008
                                                                ====================   ====================

Units sold                                                                 1,151,100              3,285,136
Units redeemed                                                              (966,208)            (2,215,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                      184,892              1,069,804
Units outstanding, beginning                                               2,915,663              1,845,859
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,100,555              2,915,663
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         11,385,162
Cost of units redeemed/account charges                                                           (7,039,661)
Net investment income (loss)                                                                        (95,937)
Net realized gain (loss)                                                                            (45,394)
Realized gain distributions                                                                       1,348,621
Net change in unrealized appreciation (depreciation)                                             (1,095,420)
                                                                                       --------------------
Net assets                                                                             $          4,457,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44             3,098   $         4,453              1.25%             -6.6%
12/31/2014                        1.54             2,915             4,485              1.25%              9.9%
12/31/2013                        1.40             1,846             2,584              1.25%             30.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              1.00%             -6.3%
12/31/2014                        1.55                 0                 0              1.00%             10.2%
12/31/2013                        1.40                 0                 0              1.00%             30.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%             -6.1%
12/31/2014                        1.55                 0                 0              0.75%             10.5%
12/31/2013                        1.41                 0                 0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -5.9%
12/31/2014                        1.56                 0                 0              0.50%             10.7%
12/31/2013                        1.41                 0                 0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -5.6%
12/31/2014                        1.57                 0                 0              0.25%             11.0%
12/31/2013                        1.42                 0                 0              0.25%             31.8%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 3   $             4              0.00%             -5.4%
12/31/2014                        1.58                 0                 1              0.00%             11.3%
12/31/2013                        1.42                 0                 0              0.00%             32.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO SERVICE CLASS - 38142V480

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.09
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.17
Band 25                                                              0                 0              1.20
Band 0                                                               0                 0              1.23
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                             (1)
                                                                                           ---------------
Net investment income (loss)                                                                            (1)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     6
                                                                                           ---------------
Net gain (loss)                                                                                          6
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             5
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 (1)  $               (311)
Net realized gain (loss)                                                           0                  3,327
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               6                 (2,232)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  5                    784
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         127                  5,656
Cost of units redeemed                                                          (323)               (32,155)
Account charges                                                                   (4)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                             (200)               (26,500)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (195)               (25,716)
Net assets, beginning                                                            195                 25,911
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                195
                                                                ====================   ====================

Units sold                                                                       147                  5,033
Units redeemed                                                                  (323)               (28,507)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (176)               (23,474)
Units outstanding, beginning                                                     176                 23,650
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                    176
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             31,742
Cost of units redeemed/account charges                                                              (35,030)
Net investment income (loss)                                                                           (123)
Net realized gain (loss)                                                                              3,407
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.25%             -1.1%
12/31/2014                        1.11                 0                 0              1.25%              1.0%
12/31/2013                        1.10                24                26              1.25%             16.7%
12/31/2012                        0.94                 0                 0              1.25%             13.0%
12/31/2011                        0.83                 0                 0              1.25%             -7.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%             -0.9%
12/31/2014                        1.13                 0                 0              1.00%              1.3%
12/31/2013                        1.12                 0                 0              1.00%             17.0%
12/31/2012                        0.95                 0                 0              1.00%             13.3%
12/31/2011                        0.84                 0                 0              1.00%             -7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%             -0.6%
12/31/2014                        1.15                 0                 0              0.75%              1.6%
12/31/2013                        1.14                 0                 0              0.75%             17.3%
12/31/2012                        0.97                 0                 0              0.75%             13.6%
12/31/2011                        0.85                 0                 0              0.75%             -6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.50%             -0.4%
12/31/2014                        1.18                 0                 0              0.50%              1.8%
12/31/2013                        1.16                 0                 0              0.50%             17.6%
12/31/2012                        0.98                 0                 0              0.50%             13.9%
12/31/2011                        0.86                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -0.1%
12/31/2014                        1.20                 0                 0              0.25%              2.1%
12/31/2013                        1.18                 0                 0              0.25%             17.9%
12/31/2012                        1.00                 0                 0              0.25%             14.2%
12/31/2011                        0.87                 0                 0              0.25%             -6.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.00%              0.1%
12/31/2014                        1.23                 0                 0              0.00%              2.3%
12/31/2013                        1.20                 0                 0              0.00%             18.2%
12/31/2012                        1.01                 0                 0              0.00%             14.5%
12/31/2011                        0.89                 0                 0              0.00%             -6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               2.6%
                2012               3.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS GROWTH STRATEGY PORTFOLIO INSTITUTIONAL CLASS - 38142V498

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,937   $        16,903             1,409
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        17,937
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        17,937            15,656   $          1.15
Band 100                                                             0                 0              1.17
Band 75                                                              0                 0              1.20
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.26
Band 0                                                               0                 0              1.29
                                                       ---------------   ---------------
 Total                                                 $        17,937            15,656
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           355
Mortality & expense charges                                                                           (255)
                                                                                           ---------------
Net investment income (loss)                                                                           100
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,220
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,458)
                                                                                           ---------------
Net gain (loss)                                                                                       (238)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (138)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                100   $                299
Net realized gain (loss)                                                       1,220                     63
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,458)                   (89)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (138)                   273
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,890                  4,063
Cost of units redeemed                                                        (7,470)                  (260)
Account charges                                                                   (4)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,584)                 3,798
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,722)                 4,071
Net assets, beginning                                                         21,659                 17,588
                                                                --------------------   --------------------
Net assets, ending                                              $             17,937   $             21,659
                                                                ====================   ====================

Units sold                                                                     3,336                  3,529
Units redeemed                                                                (6,473)                  (224)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,137)                 3,305
Units outstanding, beginning                                                  18,793                 15,488
                                                                --------------------   --------------------
Units outstanding, ending                                                     15,656                 18,793
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            364,181
Cost of units redeemed/account charges                                                             (305,350)
Net investment income (loss)                                                                         13,540
Net realized gain (loss)                                                                            (68,575)
Realized gain distributions                                                                          13,107
Net change in unrealized appreciation (depreciation)                                                  1,034
                                                                                       --------------------
Net assets                                                                             $             17,937
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                16   $            18              1.25%             -0.6%
12/31/2014                        1.15                19                22              1.25%              1.5%
12/31/2013                        1.14                15                18              1.25%             17.3%
12/31/2012                        0.97                13                12              1.25%             13.5%
12/31/2011                        0.85                20                17              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              1.00%             -0.3%
12/31/2014                        1.18                 0                 0              1.00%              1.7%
12/31/2013                        1.16                 0                 0              1.00%             17.6%
12/31/2012                        0.98                 0                 0              1.00%             13.8%
12/31/2011                        0.86                 0                 0              1.00%             -6.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.75%             -0.1%
12/31/2014                        1.20                 0                 0              0.75%              2.0%
12/31/2013                        1.18                 0                 0              0.75%             17.9%
12/31/2012                        1.00                 0                 0              0.75%             14.1%
12/31/2011                        0.88                 0                 0              0.75%             -6.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%              0.2%
12/31/2014                        1.23                 0                 0              0.50%              2.3%
12/31/2013                        1.20                 0                 0              0.50%             18.2%
12/31/2012                        1.01                 0                 0              0.50%             14.4%
12/31/2011                        0.89                 0                 0              0.50%             -6.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.25%              0.4%
12/31/2014                        1.25                 0                 0              0.25%              2.5%
12/31/2013                        1.22                 0                 0              0.25%             18.5%
12/31/2012                        1.03                 0                 0              0.25%             14.7%
12/31/2011                        0.90                 0                 0              0.25%             -5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.00%              0.7%
12/31/2014                        1.28                 0                 0              0.00%              2.8%
12/31/2013                        1.24                 0                 0              0.00%             18.8%
12/31/2012                        1.05                 0                 0              0.00%             14.9%
12/31/2011                        0.91                 0                 0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               2.8%
                2013               2.1%
                2012               2.2%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS SERVICE CLASS - 38142V837

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        73,966   $        68,450             7,140
                                                                         ===============   ===============
Receivables: investments sold                                      147
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        74,113
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        72,079            89,335   $          0.81
Band 100                                                             0                 0              0.82
Band 75                                                              0                 0              0.84
Band 50                                                              0                 0              0.86
Band 25                                                              0                 0              0.88
Band 0                                                           2,034             2,277              0.89
                                                       ---------------   ---------------
 Total                                                 $        74,113            91,612
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           706
Mortality & expense charges                                                                         (1,012)
                                                                                           ---------------
Net investment income (loss)                                                                          (306)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,427
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   566
                                                                                           ---------------
Net gain (loss)                                                                                      4,993
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,687
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (306)  $              2,017
Net realized gain (loss)                                                       4,427                  3,979
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                             566                (14,400)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,687                 (8,404)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      10,604                  9,303
Cost of units redeemed                                                       (26,858)               (22,321)
Account charges                                                                  (27)                   (27)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,281)               (13,045)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (11,594)               (21,449)
Net assets, beginning                                                         85,707                107,156
                                                                --------------------   --------------------
Net assets, ending                                              $             74,113   $             85,707
                                                                ====================   ====================

Units sold                                                                    12,785                 11,199
Units redeemed                                                               (32,300)               (26,786)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (19,515)               (15,587)
Units outstanding, beginning                                                 111,127                126,714
                                                                --------------------   --------------------
Units outstanding, ending                                                     91,612                111,127
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            234,459
Cost of units redeemed/account charges                                                             (184,733)
Net investment income (loss)                                                                          8,472
Net realized gain (loss)                                                                             10,399
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  5,516
                                                                                       --------------------
Net assets                                                                             $             74,113
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.81                89   $            72              1.25%              4.6%
12/31/2014                        0.77               111                85              1.25%             -8.8%
12/31/2013                        0.85               126               107              1.25%             21.2%
12/31/2012                        0.70               117                82              1.25%             15.2%
12/31/2011                        0.61               133                81              1.25%            -17.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.82                 0   $             0              1.00%              4.9%
12/31/2014                        0.78                 0                 0              1.00%             -8.6%
12/31/2013                        0.86                 0                 0              1.00%             21.5%
12/31/2012                        0.71                 0                 0              1.00%             15.5%
12/31/2011                        0.61                 0                 0              1.00%            -17.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                 0   $             0              0.75%              5.2%
12/31/2014                        0.80                 0                 0              0.75%             -8.4%
12/31/2013                        0.87                 0                 0              0.75%             21.8%
12/31/2012                        0.72                 0                 0              0.75%             15.8%
12/31/2011                        0.62                 0                 0              0.75%            -16.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.50%              5.4%
12/31/2014                        0.81                 0                 0              0.50%             -8.1%
12/31/2013                        0.89                 0                 0              0.50%             22.1%
12/31/2012                        0.72                 0                 0              0.50%             16.1%
12/31/2011                        0.62                 0                 0              0.50%            -16.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.25%              5.7%
12/31/2014                        0.83                 0                 0              0.25%             -7.9%
12/31/2013                        0.90                 0                 0              0.25%             22.4%
12/31/2012                        0.73                 0                 0              0.25%             16.3%
12/31/2011                        0.63                 0                 0              0.25%            -16.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 2   $             2              0.00%              6.0%
12/31/2014                        0.84                 0                 0              0.00%             -7.7%
12/31/2013                        0.91                 0                 0              0.00%             22.7%
12/31/2012                        0.74                 0                 0              0.00%             16.6%
12/31/2011                        0.64                 0                 0              0.00%            -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               3.3%
                2013               2.8%
                2012               3.2%
                2011               7.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS INSTITUTIONAL CLASS - 38142V845

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,244   $        22,664             7,531
                                                                         ===============   ===============
Receivables: investments sold                                   55,983
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        79,227
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        79,227            94,318   $          0.84
Band 100                                                             0                 0              0.86
Band 75                                                              0                 0              0.87
Band 50                                                              0                 0              0.89
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $        79,227            94,318
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           332
Mortality & expense charges                                                                           (393)
                                                                                           ---------------
Net investment income (loss)                                                                           (61)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            15,918
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (8,932)
                                                                                           ---------------
Net gain (loss)                                                                                      6,986
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,925
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (61)  $              7,547
Net realized gain (loss)                                                      15,918                 13,947
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (8,932)               (45,208)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,925                (23,714)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      79,428                 17,522
Cost of units redeemed                                                      (264,108)               (76,824)
Account charges                                                                    0                    (97)
                                                                --------------------   --------------------
Increase (decrease)                                                         (184,680)               (59,399)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (177,755)               (83,113)
Net assets, beginning                                                        256,982                340,095
                                                                --------------------   --------------------
Net assets, ending                                              $             79,227   $            256,982
                                                                ====================   ====================

Units sold                                                                    95,594                 21,608
Units redeemed                                                              (322,724)               (90,107)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (227,130)               (68,499)
Units outstanding, beginning                                                 321,448                389,947
                                                                --------------------   --------------------
Units outstanding, ending                                                     94,318                321,448
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,609,452
Cost of units redeemed/account charges                                                           (1,662,144)
Net investment income (loss)                                                                         34,116
Net realized gain (loss)                                                                             97,223
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                    580
                                                                                       --------------------
Net assets                                                                             $             79,227
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84                94   $            79              1.25%              5.1%
12/31/2014                        0.80               321               257              1.25%             -8.3%
12/31/2013                        0.87               390               340              1.25%             21.8%
12/31/2012                        0.72               351               251              1.25%             15.8%
12/31/2011                        0.62               347               215              1.25%            -16.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              1.00%              5.3%
12/31/2014                        0.81                 0                 0              1.00%             -8.1%
12/31/2013                        0.89                 0                 0              1.00%             22.2%
12/31/2012                        0.72                 0                 0              1.00%             16.1%
12/31/2011                        0.62                 0                 0              1.00%            -16.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.87                 0   $             0              0.75%              5.6%
12/31/2014                        0.83                 0                 0              0.75%             -7.9%
12/31/2013                        0.90                 0                 0              0.75%             22.5%
12/31/2012                        0.73                 0                 0              0.75%             16.4%
12/31/2011                        0.63                 0                 0              0.75%            -16.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              0.50%              5.9%
12/31/2014                        0.84                 0                 0              0.50%             -7.6%
12/31/2013                        0.91                 0                 0              0.50%             22.8%
12/31/2012                        0.74                 0                 0              0.50%             16.7%
12/31/2011                        0.64                 0                 0              0.50%            -16.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%              6.1%
12/31/2014                        0.86                 0                 0              0.25%             -7.4%
12/31/2013                        0.93                 0                 0              0.25%             23.1%
12/31/2012                        0.75                 0                 0              0.25%             16.9%
12/31/2011                        0.64                 0                 0              0.25%            -16.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%              6.4%
12/31/2014                        0.87                 0                 0              0.00%             -7.2%
12/31/2013                        0.94                 0                 0              0.00%             23.4%
12/31/2012                        0.76                 0                 0              0.00%             17.2%
12/31/2011                        0.65                 0                 0              0.00%            -15.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               3.8%
                2013               3.1%
                2012               3.9%
                2011               4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS LARGE CAP VALUE INSIGHTS SERVICE CLASS - 38142V175

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        88,679   $        89,892             5,336
                                                                         ===============   ===============
Receivables: investments sold                                       64
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        88,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        88,743            88,578   $          1.00
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $        88,743            88,578
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           615
Mortality & expense charges                                                                           (469)
                                                                                           ---------------
Net investment income (loss)                                                                           146
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (115)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,080)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,195)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,049)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                146   $                  0
Net realized gain (loss)                                                        (115)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,080)                  (133)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,049)                  (133)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      82,418                  9,354
Cost of units redeemed                                                        (1,807)                   (17)
Account charges                                                                  (23)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           80,588                  9,337
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,539                  9,204
Net assets, beginning                                                          9,204                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             88,743   $              9,204
                                                                ====================   ====================

Units sold                                                                    81,605                  8,817
Units redeemed                                                                (1,828)                   (16)
                                                                --------------------   --------------------
Net increase (decrease)                                                       79,777                  8,801
Units outstanding, beginning                                                   8,801                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     88,578                  8,801
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             91,772
Cost of units redeemed/account charges                                                               (1,847)
Net investment income (loss)                                                                            146
Net realized gain (loss)                                                                               (115)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (1,213)
                                                                                       --------------------
Net assets                                                                             $             88,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                89   $            89              1.25%             -4.2%
12/31/2014                        1.05                 9                 9              1.25%              4.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%             -4.0%
12/31/2014                        1.05                 0                 0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%             -3.7%
12/31/2014                        1.05                 0                 0              0.75%              4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%             -3.5%
12/31/2014                        1.05                 0                 0              0.50%              5.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%             -3.2%
12/31/2014                        1.05                 0                 0              0.25%              5.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%             -3.0%
12/31/2014                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS LARGE CAP VALUE INSIGHTS IR CLASS - 38145N626

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,095,944   $     1,134,468            66,309
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,176)
                                                       ---------------
Net assets                                             $     1,094,768
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,094,768         1,086,997   $          1.01
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $     1,094,768         1,086,997
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,101
Mortality & expense charges                                                                        (10,112)
                                                                                           ---------------
Net investment income (loss)                                                                         2,989
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (257)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (38,524)
                                                                                           ---------------
Net gain (loss)                                                                                    (38,781)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (35,792)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,989   $                  0
Net realized gain (loss)                                                        (257)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (38,524)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (35,792)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,351,753                      0
Cost of units redeemed                                                      (221,045)                     0
Account charges                                                                 (148)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        1,130,560                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,094,768                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          1,094,768   $                  0
                                                                ====================   ====================

Units sold                                                                 1,357,293                      0
Units redeemed                                                              (270,296)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,086,997                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,086,997                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,351,753
Cost of units redeemed/account charges                                                             (221,193)
Net investment income (loss)                                                                          2,989
Net realized gain (loss)                                                                               (257)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (38,524)
                                                                                       --------------------
Net assets                                                                             $          1,094,768
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01             1,087   $         1,095              1.25%             -3.9%
12/31/2014                        1.05                 0                 0              1.25%              4.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%             -3.6%
12/31/2014                        1.05                 0                 0              1.00%              4.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%             -3.4%
12/31/2014                        1.05                 0                 0              0.75%              5.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%             -3.2%
12/31/2014                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%             -2.9%
12/31/2014                        1.05                 0                 0              0.25%              5.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%             -2.7%
12/31/2014                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           GOLDMAN SACHS MID CAP VALUE FUND SERVICE CLASS - 38141W380

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,211,398   $     9,332,625           222,921
                                                                         ===============   ===============
Receivables: investments sold                                    6,785
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,218,183
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,720,369         3,864,775   $          1.48
Band 100                                                     1,065,336           703,404              1.51
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.59
Band 25                                                              0                 0              1.62
Band 0                                                         432,478           260,475              1.66
                                                       ---------------   ---------------
 Total                                                 $     7,218,183         4,828,654
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,848
Mortality & expense charges                                                                       (101,815)
                                                                                           ---------------
Net investment income (loss)                                                                       (87,967)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (489,588)
Realized gain distributions                                                                        843,346
Net change in unrealized appreciation (depreciation)                                            (1,398,948)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,045,190)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,133,157)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (87,967)  $            (81,459)
Net realized gain (loss)                                                    (489,588)               681,889
Realized gain distributions                                                  843,346              1,657,031
Net change in unrealized appreciation (depreciation)                      (1,398,948)            (1,461,912)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,133,157)               795,549
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,683,944              7,251,615
Cost of units redeemed                                                    (4,871,344)            (7,001,636)
Account charges                                                              (28,396)               (33,780)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,215,796)               216,199
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,348,953)             1,011,748
Net assets, beginning                                                      9,567,136              8,555,388
                                                                --------------------   --------------------
Net assets, ending                                              $          7,218,183   $          9,567,136
                                                                ====================   ====================

Units sold                                                                 2,331,614              5,211,100
Units redeemed                                                            (3,200,020)            (5,150,731)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (868,406)                60,369
Units outstanding, beginning                                               5,697,060              5,636,691
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,828,654              5,697,060
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         22,454,539
Cost of units redeemed/account charges                                                          (17,355,797)
Net investment income (loss)                                                                       (206,755)
Net realized gain (loss)                                                                            741,725
Realized gain distributions                                                                       3,705,698
Net change in unrealized appreciation (depreciation)                                             (2,121,227)
                                                                                       --------------------
Net assets                                                                             $          7,218,183
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48             3,865   $         5,720              1.25%            -10.7%
12/31/2014                        1.66             4,423             7,330              1.25%             11.7%
12/31/2013                        1.48             4,213             6,248              1.25%             30.6%
12/31/2012                        1.14             3,173             3,602              1.25%             16.5%
12/31/2011                        0.97             2,601             2,535              1.25%             -7.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               703   $         1,065              1.00%            -10.5%
12/31/2014                        1.69               700             1,185              1.00%             12.0%
12/31/2013                        1.51                22                33              1.00%             31.0%
12/31/2012                        1.15                 6                 7              1.00%             16.8%
12/31/2011                        0.99                 5                 4              1.00%             -7.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%            -10.2%
12/31/2014                        1.73                 0                 0              0.75%             12.3%
12/31/2013                        1.54                 0                 0              0.75%             31.3%
12/31/2012                        1.17                 0                 0              0.75%             17.1%
12/31/2011                        1.00                 0                 0              0.75%             -7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.50%            -10.0%
12/31/2014                        1.76                 0                 0              0.50%             12.6%
12/31/2013                        1.57                 0                 0              0.50%             31.6%
12/31/2012                        1.19                 0                 0              0.50%             17.3%
12/31/2011                        1.01                 0                 0              0.50%             -7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.25%             -9.8%
12/31/2014                        1.80                 0                 0              0.25%             12.9%
12/31/2013                        1.59                 0                 0              0.25%             32.0%
12/31/2012                        1.21                 0                 0              0.25%             17.6%
12/31/2011                        1.03                 0                 0              0.25%             -6.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66               260   $           432              0.00%             -9.6%
12/31/2014                        1.84               573             1,053              0.00%             13.1%
12/31/2013                        1.62             1,402             2,275              0.00%             32.3%
12/31/2012                        1.23             1,054             1,293              0.00%             17.9%
12/31/2011                        1.04             1,051             1,093              0.00%             -6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.2%
                2013               0.5%
                2012               0.9%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        GOLDMAN SACHS MID CAP VALUE FUND INSTITUTIONAL CLASS - 38141W398

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,140,323   $    21,595,427           511,122
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (165,940)
                                                       ---------------
Net assets                                             $    16,974,383
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,974,383        10,954,862   $          1.55
Band 100                                                             0                 0              1.59
Band 75                                                              0                 0              1.62
Band 50                                                              0                 0              1.66
Band 25                                                              0                 0              1.70
Band 0                                                               0                 0              1.74
                                                       ---------------   ---------------
 Total                                                 $    16,974,383        10,954,862
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       131,348
Mortality & expense charges                                                                       (310,382)
                                                                                           ---------------
Net investment income (loss)                                                                      (179,034)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           358,249
Realized gain distributions                                                                      1,938,681
Net change in unrealized appreciation (depreciation)                                            (4,647,874)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,350,944)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,529,978)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (179,034)  $           (170,678)
Net realized gain (loss)                                                     358,249              3,690,087
Realized gain distributions                                                1,938,681              5,313,926
Net change in unrealized appreciation (depreciation)                      (4,647,874)            (5,165,354)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,529,978)             3,667,981
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,671,319             12,881,593
Cost of units redeemed                                                   (22,747,428)           (19,240,576)
Account charges                                                              (29,220)               (70,998)
                                                                --------------------   --------------------
Increase (decrease)                                                      (12,105,329)            (6,429,981)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (14,635,307)            (2,762,000)
Net assets, beginning                                                     31,609,690             34,371,690
                                                                --------------------   --------------------
Net assets, ending                                              $         16,974,383   $         31,609,690
                                                                ====================   ====================

Units sold                                                                 6,615,035              8,013,451
Units redeemed                                                           (13,969,591)           (12,062,483)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,354,556)            (4,049,032)
Units outstanding, beginning                                              18,309,418             22,358,450
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,954,862             18,309,418
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         73,557,812
Cost of units redeemed/account charges                                                          (72,583,481)
Net investment income (loss)                                                                       (484,262)
Net realized gain (loss)                                                                          8,633,199
Realized gain distributions                                                                      12,306,219
Net change in unrealized appreciation (depreciation)                                             (4,455,104)
                                                                                       --------------------
Net assets                                                                             $         16,974,383
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55            10,955   $        16,974              1.25%            -10.2%
12/31/2014                        1.73            18,309            31,610              1.25%             12.3%
12/31/2013                        1.54            22,358            34,372              1.25%             31.3%
12/31/2012                        1.17            24,448            28,620              1.25%             17.1%
12/31/2011                        1.00            26,385            26,385              1.25%             -7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              1.00%            -10.0%
12/31/2014                        1.76                 0                 0              1.00%             12.6%
12/31/2013                        1.57                 0                 0              1.00%             31.6%
12/31/2012                        1.19                 0                 0              1.00%             17.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.75%             -9.8%
12/31/2014                        1.80                 0                 0              0.75%             12.9%
12/31/2013                        1.59                 0                 0              0.75%             32.0%
12/31/2012                        1.21                 0                 0              0.75%             17.6%
12/31/2011                        1.03                 0                 0              0.75%             -7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.50%             -9.6%
12/31/2014                        1.84                 0                 0              0.50%             13.1%
12/31/2013                        1.62                 0                 0              0.50%             32.3%
12/31/2012                        1.23                 0                 0              0.50%             17.9%
12/31/2011                        1.04                 0                 0              0.50%             -6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.25%             -9.3%
12/31/2014                        1.87                 0                 0              0.25%             13.4%
12/31/2013                        1.65                 0                 0              0.25%             32.6%
12/31/2012                        1.25                 0                 0              0.25%             18.2%
12/31/2011                        1.05                 0                 0              0.25%             -6.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.00%             -9.1%
12/31/2014                        1.91                 0                 0              0.00%             13.7%
12/31/2013                        1.68                 0                 0              0.00%             33.0%
12/31/2012                        1.26                 0                 0              0.00%             18.5%
12/31/2011                        1.07                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.8%
                2013               0.9%
                2012               1.3%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS SATELLITE STRATEGIES FUND SERVICE CLASS - 38145L406 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -4.5%
12/31/2014                        1.04                 0                 0              1.25%             -1.6%
12/31/2013                        1.06                 0                 0              1.25%              1.2%
12/31/2012                        1.04                 0                 0              1.25%              4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%             -4.3%
12/31/2014                        1.04                 0                 0              1.00%             -1.4%
12/31/2013                        1.06                 0                 0              1.00%              1.4%
12/31/2012                        1.04                 0                 0              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%             -4.0%
12/31/2014                        1.05                 0                 0              0.75%             -1.1%
12/31/2013                        1.06                 0                 0              0.75%              1.7%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%             -3.8%
12/31/2014                        1.05                 0                 0              0.50%             -0.9%
12/31/2013                        1.06                 0                 0              0.50%              1.9%
12/31/2012                        1.04                 0                 0              0.50%              4.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%             -3.6%
12/31/2014                        1.06                 0                 0              0.25%             -0.6%
12/31/2013                        1.07                 0                 0              0.25%              2.2%
12/31/2012                        1.04                 0                 0              0.25%              4.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%             -3.3%
12/31/2014                        1.07                 0                 0              0.00%             -0.4%
12/31/2013                        1.07                 0                 0              0.00%              2.4%
12/31/2012                        1.04                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
    GOLDMAN SACHS SATELLITE STRATEGIES FUND IR CLASS - 38145N683 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%             -4.2%
12/31/2014                        1.05                 0                 0              1.25%             -1.4%
12/31/2013                        1.06                 0                 0              1.25%              1.7%
12/31/2012                        1.04                 0                 0              1.25%              4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%             -4.0%
12/31/2014                        1.05                 0                 0              1.00%             -1.1%
12/31/2013                        1.06                 0                 0              1.00%              1.9%
12/31/2012                        1.04                 0                 0              1.00%              4.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%             -3.7%
12/31/2014                        1.06                 0                 0              0.75%             -0.9%
12/31/2013                        1.07                 0                 0              0.75%              2.2%
12/31/2012                        1.04                 0                 0              0.75%              4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%             -3.5%
12/31/2014                        1.06                 0                 0              0.50%             -0.7%
12/31/2013                        1.07                 0                 0              0.50%              2.4%
12/31/2012                        1.04                 0                 0              0.50%              4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%             -3.2%
12/31/2014                        1.07                 0                 0              0.25%             -0.4%
12/31/2013                        1.07                 0                 0              0.25%              2.7%
12/31/2012                        1.04                 0                 0              0.25%              4.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.00%             -3.0%
12/31/2014                        1.07                 0                 0              0.00%             -0.2%
12/31/2013                        1.08                 0                 0              0.00%              2.9%
12/31/2012                        1.05                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS SMALL CAP VALUE INSTITUTIONAL CLASS - 38142V209

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,091,031   $    18,984,984           339,213
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (167,664)
                                                       ---------------
Net assets                                             $    16,923,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,923,367         9,885,693   $          1.71
Band 100                                                             0                 0              1.75
Band 75                                                              0                 0              1.79
Band 50                                                              0                 0              1.83
Band 25                                                              0                 0              1.88
Band 0                                                               0                 0              1.92
                                                       ---------------   ---------------
 Total                                                 $    16,923,367         9,885,693
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       118,481
Mortality & expense charges                                                                       (186,858)
                                                                                           ---------------
Net investment income (loss)                                                                       (68,377)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           835,499
Realized gain distributions                                                                        764,417
Net change in unrealized appreciation (depreciation)                                            (2,854,979)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,255,063)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,323,440)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (68,377)  $           (130,019)
Net realized gain (loss)                                                     835,499              1,987,526
Realized gain distributions                                                  764,417              1,117,622
Net change in unrealized appreciation (depreciation)                      (2,854,979)            (2,058,477)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,323,440)               916,652
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,968,022              8,024,293
Cost of units redeemed                                                    (9,683,357)           (12,839,023)
Account charges                                                              (21,385)               (48,552)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,263,280             (4,863,282)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,939,840             (3,946,630)
Net assets, beginning                                                     14,983,527             18,930,157
                                                                --------------------   --------------------
Net assets, ending                                              $         16,923,367   $         14,983,527
                                                                ====================   ====================

Units sold                                                                 7,426,224              4,691,240
Units redeemed                                                            (5,718,218)            (7,459,776)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,708,006             (2,768,536)
Units outstanding, beginning                                               8,177,687             10,946,223
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,885,693              8,177,687
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         45,462,654
Cost of units redeemed/account charges                                                          (34,188,728)
Net investment income (loss)                                                                       (243,206)
Net realized gain (loss)                                                                          3,651,551
Realized gain distributions                                                                       4,135,049
Net change in unrealized appreciation (depreciation)                                             (1,893,953)
                                                                                       --------------------
Net assets                                                                             $         16,923,367
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71             9,886   $        16,923              1.25%             -6.6%
12/31/2014                        1.83             8,178            14,984              1.25%              5.9%
12/31/2013                        1.73            10,946            18,930              1.25%             37.1%
12/31/2012                        1.26            10,304            12,997              1.25%             15.1%
12/31/2011                        1.10             5,033             5,517              1.25%             -0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              1.00%             -6.3%
12/31/2014                        1.87                 0                 0              1.00%              6.2%
12/31/2013                        1.76                 0                 0              1.00%             37.4%
12/31/2012                        1.28                 0                 0              1.00%             15.4%
12/31/2011                        1.11                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.75%             -6.1%
12/31/2014                        1.91                 0                 0              0.75%              6.5%
12/31/2013                        1.79                 0                 0              0.75%             37.8%
12/31/2012                        1.30                 0                 0              0.75%             15.7%
12/31/2011                        1.12                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.50%             -5.9%
12/31/2014                        1.95                 0                 0              0.50%              6.7%
12/31/2013                        1.83                 0                 0              0.50%             38.1%
12/31/2012                        1.32                 0                 0              0.50%             16.0%
12/31/2011                        1.14                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             -5.6%
12/31/2014                        1.99                 0                 0              0.25%              7.0%
12/31/2013                        1.86                 0                 0              0.25%             38.5%
12/31/2012                        1.34                 0                 0              0.25%             16.2%
12/31/2011                        1.15                 0                 0              0.25%              0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.00%             -5.4%
12/31/2014                        2.03                 0                 0              0.00%              7.3%
12/31/2013                        1.89                 0                 0              0.00%             38.8%
12/31/2012                        1.36                 0                 0              0.00%             16.5%
12/31/2011                        1.17                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.5%
                2013               0.7%
                2012               2.0%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            GOLDMAN SACHS SMALL CAP VALUE SERVICE CLASS - 38142V308

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,635,565   $    11,819,670           234,118
                                                                         ===============   ===============
Receivables: investments sold                                   21,494
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,657,059
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,980,640         5,490,721   $          1.64
Band 100                                                     1,055,992           630,969              1.67
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.75
Band 25                                                              0                 0              1.79
Band 0                                                         620,427           338,164              1.83
                                                       ---------------   ---------------
 Total                                                 $    10,657,059         6,459,854
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,798
Mortality & expense charges                                                                       (133,016)
                                                                                           ---------------
Net investment income (loss)                                                                      (109,218)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           428,077
Realized gain distributions                                                                        533,384
Net change in unrealized appreciation (depreciation)                                            (1,756,327)
                                                                                           ---------------
Net gain (loss)                                                                                   (794,866)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (904,084)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (109,218)  $           (130,708)
Net realized gain (loss)                                                     428,077                474,674
Realized gain distributions                                                  533,384              1,009,249
Net change in unrealized appreciation (depreciation)                      (1,756,327)              (686,687)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (904,084)               666,528
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,718,959              6,320,722
Cost of units redeemed                                                    (6,058,759)            (5,191,637)
Account charges                                                              (11,472)               (27,297)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,351,272)             1,101,788
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,255,356)             1,768,316
Net assets, beginning                                                     12,912,415             11,144,099
                                                                --------------------   --------------------
Net assets, ending                                              $         10,657,059   $         12,912,415
                                                                ====================   ====================

Units sold                                                                 2,733,462              4,399,642
Units redeemed                                                            (3,547,515)            (3,738,595)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (814,053)               661,047
Units outstanding, beginning                                               7,273,907              6,612,860
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,459,854              7,273,907
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         24,329,949
Cost of units redeemed/account charges                                                          (16,175,387)
Net investment income (loss)                                                                       (289,759)
Net realized gain (loss)                                                                          1,184,970
Realized gain distributions                                                                       2,791,391
Net change in unrealized appreciation (depreciation)                                             (1,184,105)
                                                                                       --------------------
Net assets                                                                             $         10,657,059
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64             5,491   $         8,981              1.25%             -7.0%
12/31/2014                        1.76             6,050            10,642              1.25%              5.4%
12/31/2013                        1.67             5,910             9,861              1.25%             36.4%
12/31/2012                        1.22             3,475             4,251              1.25%             14.5%
12/31/2011                        1.07             1,513             1,617              1.25%            -0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67               631   $         1,056              1.00%             -6.8%
12/31/2014                        1.80               751             1,348              1.00%              5.7%
12/31/2013                        1.70                 5                 8              1.00%             36.8%
12/31/2012                        1.24                 1                 1              1.00%             14.8%
12/31/2011                        1.08                 0                 0              1.00%             -0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%             -6.6%
12/31/2014                        1.83                 0                 0              0.75%              5.9%
12/31/2013                        1.73                 0                 0              0.75%             37.1%
12/31/2012                        1.26                 0                 0              0.75%             15.1%
12/31/2011                        1.10                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.50%             -6.3%
12/31/2014                        1.87                 0                 0              0.50%              6.2%
12/31/2013                        1.76                 0                 0              0.50%             37.4%
12/31/2012                        1.28                 0                 0              0.50%             15.4%
12/31/2011                        1.11                 0                 0              0.50%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%             -6.1%
12/31/2014                        1.91                 0                 0              0.25%              6.5%
12/31/2013                        1.79                 0                 0              0.25%             37.8%
12/31/2012                        1.30                 0                 0              0.25%             15.7%
12/31/2011                        1.13                 0                 0              0.25%              0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83               338   $           620              0.00%             -5.8%
12/31/2014                        1.95               473               923              0.00%              6.7%
12/31/2013                        1.83               698             1,275              0.00%             38.1%
12/31/2012                        1.32               514               679              0.00%             16.0%
12/31/2011                        1.14               153               175              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.1%
                2013               0.4%
                2012               1.6%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND INSTITUTIONAL CLASS - 38142Y856

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,721,251   $     7,181,231           406,420
                                                                         ===============   ===============
Receivables: investments sold                                    4,802
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,726,053
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,726,053         3,388,968   $          2.28
Band 100                                                             0                 0              2.33
Band 75                                                              0                 0              2.39
Band 50                                                              0                 0              2.44
Band 25                                                              0                 0              2.50
Band 0                                                               0                 0              2.56
                                                       ---------------   ---------------
 Total                                                 $     7,726,053         3,388,968
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (94,791)
                                                                                           ---------------
Net investment income (loss)                                                                       (94,791)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           672,928
Realized gain distributions                                                                        606,126
Net change in unrealized appreciation (depreciation)                                              (677,966)
                                                                                           ---------------
Net gain (loss)                                                                                    601,088
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       506,297
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (94,791)  $            (81,676)
Net realized gain (loss)                                                     672,928                296,931
Realized gain distributions                                                  606,126                536,994
Net change in unrealized appreciation (depreciation)                        (677,966)              (152,280)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            506,297                599,969
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,028,776              3,501,606
Cost of units redeemed                                                    (3,356,558)            (2,618,787)
Account charges                                                              (11,686)                (7,392)
                                                                --------------------   --------------------
Increase (decrease)                                                         (339,468)               875,427
                                                                --------------------   --------------------
Net increase (decrease)                                                      166,829              1,475,396
Net assets, beginning                                                      7,559,224              6,083,828
                                                                --------------------   --------------------
Net assets, ending                                              $          7,726,053   $          7,559,224
                                                                ====================   ====================

Units sold                                                                 1,465,406              1,794,863
Units redeemed                                                            (1,616,937)            (1,362,076)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (151,531)               432,787
Units outstanding, beginning                                               3,540,499              3,107,712
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,388,968              3,540,499
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,626,274
Cost of units redeemed/account charges                                                          (18,036,117)
Net investment income (loss)                                                                       (488,399)
Net realized gain (loss)                                                                          2,876,507
Realized gain distributions                                                                       1,207,768
Net change in unrealized appreciation (depreciation)                                                540,020
                                                                                       --------------------
Net assets                                                                             $          7,726,053
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28             3,389   $         7,726              1.25%              6.8%
12/31/2014                        2.14             3,540             7,559              1.25%              9.1%
12/31/2013                        1.96             3,108             6,084              1.25%             27.5%
12/31/2012                        1.54             2,880             4,423              1.25%             19.5%
12/31/2011                        1.29             4,853             6,237              1.25%            -14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              1.00%              7.0%
12/31/2014                        2.18                 0                 0              1.00%              9.3%
12/31/2013                        1.99                 0                 0              1.00%             27.8%
12/31/2012                        1.56                 0                 0              1.00%             19.8%
12/31/2011                        1.30                 0                 0              1.00%            -13.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.39                 0   $             0              0.75%              7.3%
12/31/2014                        2.22                 0                 0              0.75%              9.6%
12/31/2013                        2.03                 0                 0              0.75%             28.1%
12/31/2012                        1.58                 0                 0              0.75%             20.1%
12/31/2011                        1.32                 0                 0              0.75%            -13.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.50%              7.6%
12/31/2014                        2.27                 0                 0              0.50%              9.9%
12/31/2013                        2.07                 0                 0              0.50%             28.4%
12/31/2012                        1.61                 0                 0              0.50%             20.4%
12/31/2011                        1.34                 0                 0              0.50%            -13.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.25%              7.8%
12/31/2014                        2.32                 0                 0              0.25%             10.2%
12/31/2013                        2.10                 0                 0              0.25%             28.7%
12/31/2012                        1.63                 0                 0              0.25%             20.7%
12/31/2011                        1.35                 0                 0              0.25%            -13.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.56                 0   $             0              0.00%              8.1%
12/31/2014                        2.37                 0                 0              0.00%             10.4%
12/31/2013                        2.14                 0                 0              0.00%             29.1%
12/31/2012                        1.66                 0                 0              0.00%             21.0%
12/31/2011                        1.37                 0                 0              0.00%            -12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS TECHNOLOGY OPPORTUNITIES FUND SERVICE CLASS - 38142Y864

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,081,001   $     1,095,905            62,276
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,743)
                                                       ---------------
Net assets                                             $     1,079,258
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       819,304           375,842   $          2.18
Band 100                                                       146,929            65,871              2.23
Band 75                                                              0                 0              2.28
Band 50                                                              0                 0              2.34
Band 25                                                              0                 0              2.39
Band 0                                                         113,025            46,222              2.45
                                                       ---------------   ---------------
 Total                                                 $     1,079,258           487,935
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (12,490)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,490)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           106,649
Realized gain distributions                                                                         86,379
Net change in unrealized appreciation (depreciation)                                              (109,724)
                                                                                           ---------------
Net gain (loss)                                                                                     83,304
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        70,814
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,490)  $            (13,689)
Net realized gain (loss)                                                     106,649                318,016
Realized gain distributions                                                   86,379                 83,119
Net change in unrealized appreciation (depreciation)                        (109,724)              (305,384)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             70,814                 82,062
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     332,889                629,408
Cost of units redeemed                                                      (423,913)            (1,443,308)
Account charges                                                                 (373)                  (323)
                                                                --------------------   --------------------
Increase (decrease)                                                          (91,397)              (814,223)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,583)              (732,161)
Net assets, beginning                                                      1,099,841              1,832,002
                                                                --------------------   --------------------
Net assets, ending                                              $          1,079,258   $          1,099,841
                                                                ====================   ====================

Units sold                                                                   156,019                359,829
Units redeemed                                                              (199,819)              (794,119)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (43,800)              (434,290)
Units outstanding, beginning                                                 531,735                966,025
                                                                --------------------   --------------------
Units outstanding, ending                                                    487,935                531,735
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,614,881
Cost of units redeemed/account charges                                                           (5,208,596)
Net investment income (loss)                                                                        (81,666)
Net realized gain (loss)                                                                            575,403
Realized gain distributions                                                                         194,140
Net change in unrealized appreciation (depreciation)                                                (14,904)
                                                                                       --------------------
Net assets                                                                             $          1,079,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18               376   $           819              1.25%              6.2%
12/31/2014                        2.05               452               927              1.25%              8.5%
12/31/2013                        1.89               937             1,771              1.25%             26.8%
12/31/2012                        1.49             1,007             1,501              1.25%             18.9%
12/31/2011                        1.25               956             1,199              1.25%            -14.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.23                66   $           147              1.00%              6.5%
12/31/2014                        2.10                52               109              1.00%              8.8%
12/31/2013                        1.93                 0                 0              1.00%             27.1%
12/31/2012                        1.51                 8                12              1.00%             19.2%
12/31/2011                        1.27                 0                 0              1.00%            -14.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.75%              6.7%
12/31/2014                        2.14                 0                 0              0.75%              9.1%
12/31/2013                        1.96                 0                 0              0.75%             27.4%
12/31/2012                        1.54                 0                 0              0.75%             19.5%
12/31/2011                        1.29                 0                 0              0.75%            -13.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                 0   $             0              0.50%              7.0%
12/31/2014                        2.18                 0                 0              0.50%              9.4%
12/31/2013                        2.00                 0                 0              0.50%             27.8%
12/31/2012                        1.56                 0                 0              0.50%             19.8%
12/31/2011                        1.30                 0                 0              0.50%            -13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.39                 0   $             0              0.25%              7.3%
12/31/2014                        2.23                 0                 0              0.25%              9.6%
12/31/2013                        2.03                 0                 0              0.25%             28.1%
12/31/2012                        1.59                 0                 0              0.25%             20.1%
12/31/2011                        1.32                 0                 0              0.25%            -13.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.45                46   $           113              0.00%              7.5%
12/31/2014                        2.27                28                64              0.00%              9.9%
12/31/2013                        2.07                29                61              0.00%             28.4%
12/31/2012                        1.61                26                41              0.00%             20.4%
12/31/2011                        1.34               270               362              0.00%            -13.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          GOLDMAN SACHS U.S. EQUITY INSIGHTS SERVICE CLASS - 38141W463

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       384,028   $       392,495             9,831
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (6)
                                                       ---------------
Net assets                                             $       384,022
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       384,022           369,759   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.06
                                                       ---------------   ---------------
 Total                                                 $       384,022           369,759
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,973
Mortality & expense charges                                                                         (1,054)
                                                                                           ---------------
Net investment income (loss)                                                                         2,919
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,600
Realized gain distributions                                                                          1,862
Net change in unrealized appreciation (depreciation)                                                (8,467)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,005)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,086)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,919   $                  0
Net realized gain (loss)                                                       2,600                      0
Realized gain distributions                                                    1,862                      0
Net change in unrealized appreciation (depreciation)                          (8,467)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,086)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     450,140                      0
Cost of units redeemed                                                       (64,930)                     0
Account charges                                                                 (102)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          385,108                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      384,022                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            384,022   $                  0
                                                                ====================   ====================

Units sold                                                                   434,633                      0
Units redeemed                                                               (64,874)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      369,759                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    369,759                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            450,140
Cost of units redeemed/account charges                                                              (65,032)
Net investment income (loss)                                                                          2,919
Net realized gain (loss)                                                                              2,600
Realized gain distributions                                                                           1,862
Net change in unrealized appreciation (depreciation)                                                 (8,467)
                                                                                       --------------------
Net assets                                                                             $            384,022
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04               370   $           384              1.25%             -2.6%
12/31/2014                        1.07                 0                 0              1.25%              6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%             -2.3%
12/31/2014                        1.07                 0                 0              1.00%              6.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%             -2.1%
12/31/2014                        1.07                 0                 0              0.75%              6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%             -1.8%
12/31/2014                        1.07                 0                 0              0.50%              7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%             -1.6%
12/31/2014                        1.07                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.00%             -1.3%
12/31/2014                        1.07                 0                 0              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            GOLDMAN SACHS U.S. EQUITY INSIGHTS IR CLASS - 38145N642

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           149   $           158                 3
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           149
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           149               143   $          1.04
Band 100                                                             0                 0              1.05
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.06
Band 0                                                               0                 0              1.06
                                                       ---------------   ---------------
 Total                                                 $           149               143
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             1
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              4
Net change in unrealized appreciation (depreciation)                                                    (9)
                                                                                           ---------------
Net gain (loss)                                                                                         (5)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (4)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  1   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        4                      0
Net change in unrealized appreciation (depreciation)                              (9)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (4)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         153                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                              153                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          149                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                149   $                  0
                                                                ====================   ====================

Units sold                                                                       143                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                          143                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                        143                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                153
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              1
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               4
Net change in unrealized appreciation (depreciation)                                                     (9)
                                                                                       --------------------
Net assets                                                                             $                149
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.25%             -2.2%
12/31/2014                        1.07                 0                 0              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.00%             -2.0%
12/31/2014                        1.07                 0                 0              1.00%              6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%             -1.7%
12/31/2014                        1.07                 0                 0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%             -1.5%
12/31/2014                        1.07                 0                 0              0.50%              7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%             -1.2%
12/31/2014                        1.07                 0                 0              0.25%              7.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.00%             -1.0%
12/31/2014                        1.07                 0                 0              0.00%              7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND ADMIN CLASS - 38141W265

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,715,750   $    14,715,749        14,732,736
                                                                         ===============   ===============
Receivables: investments sold                                   16,986
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    14,732,736
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,383,562        14,404,189   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.00
Band 0                                                         349,174           349,173              1.00
                                                       ---------------   ---------------
 Total                                                 $    14,732,736        14,753,362
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            43
Mortality & expense charges                                                                         (9,732)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,689)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     1
                                                                                           ---------------
Net gain (loss)                                                                                          1
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,688)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,689)  $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               1                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,688)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,336,195                      0
Cost of units redeemed                                                      (592,684)                     0
Account charges                                                               (1,087)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       14,742,424                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,732,736                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         14,732,736   $                  0
                                                                ====================   ====================

Units sold                                                                15,352,387                      0
Units redeemed                                                              (599,025)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,753,362                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,753,362                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         15,336,195
Cost of units redeemed/account charges                                                             (593,771)
Net investment income (loss)                                                                         (9,689)
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      1
                                                                                       --------------------
Net assets                                                                             $         14,732,736
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00            14,404   $        14,384              1.25%             -0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%             -0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%             -0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%              0.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00               349   $           349              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   GOLDMAN SACHS FINANCIAL SQUARE GOVERNMENT FUND RESOURCE CLASS - 38145C810

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,252,511   $     6,252,511         6,240,757
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (11,754)
                                                       ---------------
Net assets                                             $     6,240,757
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,843,128         2,847,205   $          1.00
Band 100                                                     3,139,038         3,142,621              1.00
Band 75                                                              0                 0              1.00
Band 50                                                        124,760           124,832              1.00
Band 25                                                              0                 0              1.00
Band 0                                                         133,831           133,831              1.00
                                                       ---------------   ---------------
 Total                                                 $     6,240,757         6,248,489
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            17
Mortality & expense charges                                                                         (3,555)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,538)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,538)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,538)  $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,538)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,386,511                      0
Cost of units redeemed                                                      (142,027)                     0
Account charges                                                                 (189)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        6,244,295                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,240,757                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          6,240,757   $                  0
                                                                ====================   ====================

Units sold                                                                 6,394,818                      0
Units redeemed                                                              (146,329)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,248,489                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,248,489                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,386,511
Cost of units redeemed/account charges                                                             (142,216)
Net investment income (loss)                                                                         (3,538)
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $          6,240,757
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00             2,847   $         2,843              1.25%             -0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00             3,143   $         3,139              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%             -0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00               125   $           125              0.50%             -0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%              0.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00               134   $           134              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              HENSSLER EQUITY FUND INSTITUTIONAL CLASS - 426894200

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.54
Band 100                                                             0                 0              1.56
Band 75                                                              0                 0              1.58
Band 50                                                              0                 0              1.59
Band 25                                                              0                 0              1.61
Band 0                                                               0                 0              1.63
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (162)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   154
                                                                                           ---------------
Net gain (loss)                                                                                         (8)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (8)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                        (162)                   (32)
Realized gain distributions                                                        0                    183
Net change in unrealized appreciation (depreciation)                             154                   (121)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (8)                    30
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          45                    551
Cost of units redeemed                                                          (673)                  (415)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                             (628)                   136
                                                                --------------------   --------------------
Net increase (decrease)                                                         (636)                   166
Net assets, beginning                                                            636                    470
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                636
                                                                ====================   ====================

Units sold                                                                        29                    395
Units redeemed                                                                  (425)                  (317)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (396)                    78
Units outstanding, beginning                                                     396                    318
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                    396
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              1,154
Cost of units redeemed/account charges                                                               (1,249)
Net investment income (loss)                                                                              3
Net realized gain (loss)                                                                               (199)
Realized gain distributions                                                                             291
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              1.25%             -3.9%
12/31/2014                        1.61                 0                 1              1.25%              8.8%
12/31/2013                        1.48                 0                 0              1.25%             34.7%
12/31/2012                        1.10                 0                 0              1.25%              7.0%
12/31/2011                        1.02                 0                 0              1.25%              2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              1.00%             -3.7%
12/31/2014                        1.62                 0                 0              1.00%              9.1%
12/31/2013                        1.48                 0                 0              1.00%             35.0%
12/31/2012                        1.10                 0                 0              1.00%              7.2%
12/31/2011                        1.03                 0                 0              1.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.75%             -3.5%
12/31/2014                        1.63                 0                 0              0.75%              9.4%
12/31/2013                        1.49                 0                 0              0.75%             35.4%
12/31/2012                        1.10                 0                 0              0.75%              7.5%
12/31/2011                        1.03                 0                 0              0.75%              2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.50%             -3.2%
12/31/2014                        1.65                 0                 0              0.50%              9.6%
12/31/2013                        1.50                 0                 0              0.50%             35.7%
12/31/2012                        1.11                 0                 0              0.50%              7.8%
12/31/2011                        1.03                 0                 0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.25%             -3.0%
12/31/2014                        1.66                 0                 0              0.25%              9.9%
12/31/2013                        1.51                 0                 0              0.25%             36.0%
12/31/2012                        1.11                 0                 0              0.25%              8.0%
12/31/2011                        1.03                 0                 0              0.25%              2.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.00%             -2.7%
12/31/2014                        1.67                 0                 0              0.00%             10.2%
12/31/2013                        1.52                 0                 0              0.00%             36.4%
12/31/2012                        1.11                 0                 0              0.00%              8.3%
12/31/2011                        1.03                 0                 0              0.00%              2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.9%
                2013               1.3%
                2012               3.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          HENSSLER EQUITY FUND INVESTOR CLASS - 426894101 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.54
Band 100                                                             0                 0              1.56
Band 75                                                              0                 0              1.58
Band 50                                                              0                 0              1.60
Band 25                                                              0                 0              1.62
Band 0                                                               0                 0              1.65
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            569,070
Cost of units redeemed/account charges                                                             (577,200)
Net investment income (loss)                                                                         (2,502)
Net realized gain (loss)                                                                              8,180
Realized gain distributions                                                                           2,452
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              1.25%             -4.4%
12/31/2014                        1.61                 0                 0              1.25%              8.2%
12/31/2013                        1.49                 0                 0              1.25%             33.9%
12/31/2012                        1.11                21                23              1.25%              6.3%
12/31/2011                        1.05               258               270              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              1.00%             -4.1%
12/31/2014                        1.63                 0                 0              1.00%              8.5%
12/31/2013                        1.50                 0                 0              1.00%             34.2%
12/31/2012                        1.12                 0                 0              1.00%              6.6%
12/31/2011                        1.05                 0                 0              1.00%             -1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.75%             -3.9%
12/31/2014                        1.65                 0                 0              0.75%              8.8%
12/31/2013                        1.51                 0                 0              0.75%             34.6%
12/31/2012                        1.13                 0                 0              0.75%              6.8%
12/31/2011                        1.05                 0                 0              0.75%             -1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.50%             -3.6%
12/31/2014                        1.66                 0                 0              0.50%              9.0%
12/31/2013                        1.53                 0                 0              0.50%             34.9%
12/31/2012                        1.13                 0                 0              0.50%              7.1%
12/31/2011                        1.06                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.25%             -3.4%
12/31/2014                        1.68                 0                 0              0.25%              9.3%
12/31/2013                        1.54                 0                 0              0.25%             35.2%
12/31/2012                        1.14                 0                 0              0.25%              7.4%
12/31/2011                        1.06                 0                 0              0.25%             -0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.00%             -3.2%
12/31/2014                        1.70                 0                 0              0.00%              9.6%
12/31/2013                        1.55                 0                 0              0.00%             35.6%
12/31/2012                        1.14                 0                 0              0.00%              7.7%
12/31/2011                        1.06                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.2%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R5 CLASS - 00143M547

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       724,499   $       791,690            20,459
                                                                         ===============   ===============
Receivables: investments sold                                    7,759
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       732,258
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       732,258           506,173   $          1.45
Band 100                                                             0                 0              1.46
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $       732,258           506,173
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (8,374)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,374)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               633
Realized gain distributions                                                                         50,423
Net change in unrealized appreciation (depreciation)                                               (42,057)
                                                                                           ---------------
Net gain (loss)                                                                                      8,999
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           625
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,374)  $             (4,270)
Net realized gain (loss)                                                         633                  8,445
Realized gain distributions                                                   50,423                 52,066
Net change in unrealized appreciation (depreciation)                         (42,057)               (33,887)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                625                 22,354
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     242,116                575,799
Cost of units redeemed                                                      (107,206)               (35,938)
Account charges                                                                 (105)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          134,805                539,861
                                                                --------------------   --------------------
Net increase (decrease)                                                      135,430                562,215
Net assets, beginning                                                        596,828                 34,613
                                                                --------------------   --------------------
Net assets, ending                                              $            732,258   $            596,828
                                                                ====================   ====================

Units sold                                                                   165,000                415,859
Units redeemed                                                               (72,798)               (27,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                       92,202                388,297
Units outstanding, beginning                                                 413,971                 25,674
                                                                --------------------   --------------------
Units outstanding, ending                                                    506,173                413,971
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            845,356
Cost of units redeemed/account charges                                                             (145,824)
Net investment income (loss)                                                                        (13,120)
Net realized gain (loss)                                                                              9,759
Realized gain distributions                                                                         103,278
Net change in unrealized appreciation (depreciation)                                                (67,191)
                                                                                       --------------------
Net assets                                                                             $            732,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45               506   $           732              1.25%              0.3%
12/31/2014                        1.44               414               597              1.25%              6.9%
12/31/2013                        1.35                26                35              1.25%             35.8%
12/31/2012                        0.99                21                21              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              1.00%              0.6%
12/31/2014                        1.45                 0                 0              1.00%              7.2%
12/31/2013                        1.35                 0                 0              1.00%             36.2%
12/31/2012                        0.99                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%              0.8%
12/31/2014                        1.46                 0                 0              0.75%              7.5%
12/31/2013                        1.36                 0                 0              0.75%             36.5%
12/31/2012                        1.00                 0                 0              0.75%             -0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%              1.1%
12/31/2014                        1.47                 0                 0              0.50%              7.7%
12/31/2013                        1.37                 0                 0              0.50%             36.9%
12/31/2012                        1.00                 0                 0              0.50%             -0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%              1.4%
12/31/2014                        1.48                 0                 0              0.25%              8.0%
12/31/2013                        1.37                 0                 0              0.25%             37.2%
12/31/2012                        1.00                 0                 0              0.25%              0.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%              1.6%
12/31/2014                        1.49                 0                 0              0.00%              8.3%
12/31/2013                        1.38                 0                 0              0.00%             37.6%
12/31/2012                        1.00                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              INVESCO AMERICAN FRANCHISE FUND A CLASS - 00142J578

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       265,670   $       269,736            15,932
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (235)
                                                       ---------------
Net assets                                             $       265,435
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       165,202           115,973   $          1.42
Band 100                                                       100,233            69,921              1.43
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.46
Band 0                                                               0                 0              1.47
                                                       ---------------   ---------------
 Total                                                 $       265,435           185,894
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,127)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,127)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,223
Realized gain distributions                                                                         11,794
Net change in unrealized appreciation (depreciation)                                               (27,129)
                                                                                           ---------------
Net gain (loss)                                                                                     11,888
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         8,761
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,127)  $             (4,202)
Net realized gain (loss)                                                      27,223                 17,180
Realized gain distributions                                                   11,794                 33,837
Net change in unrealized appreciation (depreciation)                         (27,129)               (20,642)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              8,761                 26,173
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      46,431                165,464
Cost of units redeemed                                                      (180,096)               (89,068)
Account charges                                                                  (35)                   (36)
                                                                --------------------   --------------------
Increase (decrease)                                                         (133,700)                76,360
                                                                --------------------   --------------------
Net increase (decrease)                                                     (124,939)               102,533
Net assets, beginning                                                        390,374                287,841
                                                                --------------------   --------------------
Net assets, ending                                              $            265,435   $            390,374
                                                                ====================   ====================

Units sold                                                                    32,793                192,005
Units redeemed                                                              (130,512)              (132,396)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (97,719)                59,609
Units outstanding, beginning                                                 283,613                224,004
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,894                283,613
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            512,191
Cost of units redeemed/account charges                                                             (342,171)
Net investment income (loss)                                                                         (8,795)
Net realized gain (loss)                                                                             51,484
Realized gain distributions                                                                          56,792
Net change in unrealized appreciation (depreciation)                                                 (4,066)
                                                                                       --------------------
Net assets                                                                             $            265,435
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               116   $           165              1.25%              3.6%
12/31/2014                        1.37               185               254              1.25%              7.0%
12/31/2013                        1.28               224               288              1.25%             28.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                70   $           100              1.00%              3.9%
12/31/2014                        1.38                99               136              1.00%              7.2%
12/31/2013                        1.29                 0                 0              1.00%             28.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%              4.1%
12/31/2014                        1.39                 0                 0              0.75%              7.5%
12/31/2013                        1.29                 0                 0              0.75%             28.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%              4.4%
12/31/2014                        1.39                 0                 0              0.50%              7.8%
12/31/2013                        1.29                 0                 0              0.50%             29.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%              4.7%
12/31/2014                        1.40                 0                 0              0.25%              8.0%
12/31/2013                        1.29                 0                 0              0.25%             29.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.00%              4.9%
12/31/2014                        1.40                 0                 0              0.00%              8.3%
12/31/2013                        1.29                 0                 0              0.00%             29.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO AMERICAN VALUE FUND Y CLASS - 00143M794

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       156,665   $       187,316             4,732
                                                                         ===============   ===============
Receivables: investments sold                                    1,445
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       158,110
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       158,110           172,755   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       158,110           172,755
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           127
Mortality & expense charges                                                                         (1,315)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,188)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (84)
Realized gain distributions                                                                         10,625
Net change in unrealized appreciation (depreciation)                                               (30,651)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,110)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (21,298)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,188)  $                  0
Net realized gain (loss)                                                         (84)                     0
Realized gain distributions                                                   10,625                      0
Net change in unrealized appreciation (depreciation)                         (30,651)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,298)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     181,994                      0
Cost of units redeemed                                                        (2,563)                     0
Account charges                                                                  (23)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          179,408                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,110                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            158,110   $                  0
                                                                ====================   ====================

Units sold                                                                   175,523                      0
Units redeemed                                                                (2,768)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      172,755                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    172,755                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            181,994
Cost of units redeemed/account charges                                                               (2,586)
Net investment income (loss)                                                                         (1,188)
Net realized gain (loss)                                                                                (84)
Realized gain distributions                                                                          10,625
Net change in unrealized appreciation (depreciation)                                                (30,651)
                                                                                       --------------------
Net assets                                                                             $            158,110
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92               173   $           158              1.25%             -9.9%
12/31/2014                        1.02                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -9.6%
12/31/2014                        1.02                 0                 0              1.00%              1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -9.4%
12/31/2014                        1.02                 0                 0              0.75%              1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%             -9.2%
12/31/2014                        1.02                 0                 0              0.50%              1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%             -9.0%
12/31/2014                        1.02                 0                 0              0.25%              2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%             -8.7%
12/31/2014                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO AMERICAN VALUE FUND A CLASS - 00143M844

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       398,203   $       487,705            12,664
                                                                         ===============   ===============
Receivables: investments sold                                   22,376
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       420,579
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       420,579           461,195   $          0.91
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.92
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $       420,579           461,195
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                         (2,774)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,773)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,761)
Realized gain distributions                                                                         27,188
Net change in unrealized appreciation (depreciation)                                               (89,502)
                                                                                           ---------------
Net gain (loss)                                                                                    (66,075)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (68,848)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,773)  $                  0
Net realized gain (loss)                                                      (3,761)                     0
Realized gain distributions                                                   27,188                      0
Net change in unrealized appreciation (depreciation)                         (89,502)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (68,848)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     531,734                      0
Cost of units redeemed                                                       (42,307)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          489,427                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      420,579                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            420,579   $                  0
                                                                ====================   ====================

Units sold                                                                   504,805                      0
Units redeemed                                                               (43,610)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      461,195                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    461,195                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            531,734
Cost of units redeemed/account charges                                                              (42,307)
Net investment income (loss)                                                                         (2,773)
Net realized gain (loss)                                                                             (3,761)
Realized gain distributions                                                                          27,188
Net change in unrealized appreciation (depreciation)                                                (89,502)
                                                                                       --------------------
Net assets                                                                             $            420,579
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91               461   $           421              1.25%            -10.1%
12/31/2014                        1.01                 0                 0              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -9.9%
12/31/2014                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%             -9.6%
12/31/2014                        1.02                 0                 0              0.75%              1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.50%             -9.4%
12/31/2014                        1.02                 0                 0              0.50%              1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%             -9.2%
12/31/2014                        1.02                 0                 0              0.25%              1.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%             -9.0%
12/31/2014                        1.02                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   INVESCO COMSTOCK FUND R CLASS - 00143M679

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,005,318   $     2,245,934            92,667
                                                                         ===============   ===============
Receivables: investments sold                                    3,708
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,009,026
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,009,026         1,411,951   $          1.42
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $     2,009,026         1,411,951
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,435
Mortality & expense charges                                                                        (23,488)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,053)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            25,044
Realized gain distributions                                                                        174,442
Net change in unrealized appreciation (depreciation)                                              (330,857)
                                                                                           ---------------
Net gain (loss)                                                                                   (131,371)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (133,424)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,053)  $              3,525
Net realized gain (loss)                                                      25,044                 27,315
Realized gain distributions                                                  174,442                      0
Net change in unrealized appreciation (depreciation)                        (330,857)                74,350
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (133,424)               105,190
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,144,561              1,324,936
Cost of units redeemed                                                      (593,106)              (372,256)
Account charges                                                               (3,532)                (3,720)
                                                                --------------------   --------------------
Increase (decrease)                                                          547,923                948,960
                                                                --------------------   --------------------
Net increase (decrease)                                                      414,499              1,054,150
Net assets, beginning                                                      1,594,527                540,377
                                                                --------------------   --------------------
Net assets, ending                                              $          2,009,026   $          1,594,527
                                                                ====================   ====================

Units sold                                                                   775,967                933,657
Units redeemed                                                              (402,365)              (273,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                      373,602                660,078
Units outstanding, beginning                                               1,038,349                378,271
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,411,951              1,038,349
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,994,131
Cost of units redeemed/account charges                                                             (973,337)
Net investment income (loss)                                                                          2,007
Net realized gain (loss)                                                                             52,399
Realized gain distributions                                                                         174,442
Net change in unrealized appreciation (depreciation)                                               (240,616)
                                                                                       --------------------
Net assets                                                                             $          2,009,026
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42             1,412   $         2,009              1.25%             -7.3%
12/31/2014                        1.54             1,038             1,595              1.25%              7.5%
12/31/2013                        1.43               378               540              1.25%             33.2%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%             -7.1%
12/31/2014                        1.54                 0                 0              1.00%              7.8%
12/31/2013                        1.43                 0                 0              1.00%             33.6%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%             -6.9%
12/31/2014                        1.55                 0                 0              0.75%              8.0%
12/31/2013                        1.44                 0                 0              0.75%             33.9%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -6.6%
12/31/2014                        1.56                 0                 0              0.50%              8.3%
12/31/2013                        1.44                 0                 0              0.50%             34.2%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -6.4%
12/31/2014                        1.57                 0                 0              0.25%              8.6%
12/31/2013                        1.44                 0                 0              0.25%             34.6%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%             -6.2%
12/31/2014                        1.58                 0                 0              0.00%              8.8%
12/31/2013                        1.45                 0                 0              0.00%             34.9%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.7%
                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   INVESCO COMSTOCK FUND A CLASS - 00143M711

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,843,355   $     6,479,387           269,335
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,154)
                                                       ---------------
Net assets                                             $     5,839,201
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,826,776         4,064,057   $          1.43
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.48
Band 0                                                          12,425             8,334              1.49
                                                       ---------------   ---------------
 Total                                                 $     5,839,201         4,072,391
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        90,027
Mortality & expense charges                                                                        (85,041)
                                                                                           ---------------
Net investment income (loss)                                                                         4,986
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           231,383
Realized gain distributions                                                                        485,119
Net change in unrealized appreciation (depreciation)                                            (1,156,824)
                                                                                           ---------------
Net gain (loss)                                                                                   (440,322)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (435,336)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,986   $             36,188
Net realized gain (loss)                                                     231,383                127,014
Realized gain distributions                                                  485,119                      0
Net change in unrealized appreciation (depreciation)                      (1,156,824)               398,369
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (435,336)               561,571
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,028,679              8,951,955
Cost of units redeemed                                                    (2,839,547)            (3,383,889)
Account charges                                                               (2,355)                (4,321)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,813,223)             5,563,745
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,248,559)             6,125,316
Net assets, beginning                                                      8,087,760              1,962,444
                                                                --------------------   --------------------
Net assets, ending                                              $          5,839,201   $          8,087,760
                                                                ====================   ====================

Units sold                                                                   683,492              6,174,003
Units redeemed                                                            (1,851,335)            (2,304,054)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,167,843)             3,869,949
Units outstanding, beginning                                               5,240,234              1,370,285
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,072,391              5,240,234
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         12,432,862
Cost of units redeemed/account charges                                                           (6,842,998)
Net investment income (loss)                                                                         41,649
Net realized gain (loss)                                                                            358,601
Realized gain distributions                                                                         485,119
Net change in unrealized appreciation (depreciation)                                               (636,032)
                                                                                       --------------------
Net assets                                                                             $          5,839,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43             4,064   $         5,827              1.25%             -7.1%
12/31/2014                        1.54             5,236             8,082              1.25%              7.8%
12/31/2013                        1.43             1,370             1,962              1.25%             33.6%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -6.9%
12/31/2014                        1.55                 0                 0              1.00%              8.0%
12/31/2013                        1.44                 0                 0              1.00%             33.9%
12/31/2012                        1.07                 0                 0              1.00%              7.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%             -6.6%
12/31/2014                        1.56                 0                 0              0.75%              8.3%
12/31/2013                        1.44                 0                 0              0.75%             34.2%
12/31/2012                        1.07                 0                 0              0.75%              7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -6.4%
12/31/2014                        1.57                 0                 0              0.50%              8.6%
12/31/2013                        1.44                 0                 0              0.50%             34.6%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -6.2%
12/31/2014                        1.58                 0                 0              0.25%              8.8%
12/31/2013                        1.45                 0                 0              0.25%             34.9%
12/31/2012                        1.07                 0                 0              0.25%              7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 8   $            12              0.00%             -5.9%
12/31/2014                        1.58                 4                 6              0.00%              9.1%
12/31/2013                        1.45                 0                 0              0.00%             35.2%
12/31/2012                        1.07                 0                 0              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               2.4%
                2013               0.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          INVESCO DIVERSIFIED DIVIDEND FUND INVESTOR CLASS - 001413194

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,904,963   $    20,610,868         1,189,276
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (9,376)
                                                       ---------------
Net assets                                             $    20,895,587
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,895,587        13,851,209   $          1.51
Band 100                                                             0                 0              1.53
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.58
Band 0                                                               0                 0              1.60
                                                       ---------------   ---------------
 Total                                                 $    20,895,587        13,851,209
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       140,344
Mortality & expense charges                                                                        (93,488)
                                                                                           ---------------
Net investment income (loss)                                                                        46,856
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,771
Realized gain distributions                                                                        423,072
Net change in unrealized appreciation (depreciation)                                              (781,257)
                                                                                           ---------------
Net gain (loss)                                                                                   (254,414)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (207,558)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,856   $             19,906
Net realized gain (loss)                                                     103,771                129,082
Realized gain distributions                                                  423,072                122,866
Net change in unrealized appreciation (depreciation)                        (781,257)               293,039
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (207,558)               564,893
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  15,650,026              1,610,620
Cost of units redeemed                                                      (892,684)              (838,437)
Account charges                                                               (1,793)                (1,202)
                                                                --------------------   --------------------
Increase (decrease)                                                       14,755,549                770,981
                                                                --------------------   --------------------
Net increase (decrease)                                                   14,547,991              1,335,874
Net assets, beginning                                                      6,347,596              5,011,722
                                                                --------------------   --------------------
Net assets, ending                                              $         20,895,587   $          6,347,596
                                                                ====================   ====================

Units sold                                                                10,223,642              1,125,375
Units redeemed                                                              (603,239)              (592,403)
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,620,403                532,972
Units outstanding, beginning                                               4,230,806              3,697,834
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,851,209              4,230,806
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         22,226,185
Cost of units redeemed/account charges                                                           (2,635,810)
Net investment income (loss)                                                                         91,142
Net realized gain (loss)                                                                            293,084
Realized gain distributions                                                                         626,891
Net change in unrealized appreciation (depreciation)                                                294,095
                                                                                       --------------------
Net assets                                                                             $         20,895,587
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51            13,851   $        20,896              1.25%              0.5%
12/31/2014                        1.50             4,231             6,348              1.25%             10.7%
12/31/2013                        1.36             3,698             5,012              1.25%             27.3%
12/31/2012                        1.06             2,110             2,246              1.25%             15.8%
12/31/2011                        0.92                46                43              1.25%             -8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              1.00%              0.8%
12/31/2014                        1.51                 0                 0              1.00%             11.0%
12/31/2013                        1.36                 0                 0              1.00%             27.7%
12/31/2012                        1.07                 0                 0              1.00%             16.0%
12/31/2011                        0.92                 0                 0              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%              1.1%
12/31/2014                        1.53                 0                 0              0.75%             11.3%
12/31/2013                        1.37                 0                 0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%              1.3%
12/31/2014                        1.54                 0                 0              0.50%             11.5%
12/31/2013                        1.38                 0                 0              0.50%             28.3%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%              1.6%
12/31/2014                        1.56                 0                 0              0.25%             11.8%
12/31/2013                        1.39                 0                 0              0.25%             28.6%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.00%              1.8%
12/31/2014                        1.57                 0                 0              0.00%             12.1%
12/31/2013                        1.40                 0                 0              0.00%             28.9%
12/31/2012                        1.09                 0                 0              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.6%
                2013               1.7%
                2012               1.2%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             INVESCO DIVERSIFIED DIVIDEND FUND A CLASS - 001413541

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,689,552   $     9,862,545           556,246
                                                                         ===============   ===============
Receivables: investments sold                                   89,259
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,778,811
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,234,711         5,466,473   $          1.51
Band 100                                                       918,491           602,628              1.52
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.58
Band 0                                                         625,609           391,720              1.60
                                                       ---------------   ---------------
 Total                                                 $     9,778,811         6,460,821
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       135,113
Mortality & expense charges                                                                        (85,926)
                                                                                           ---------------
Net investment income (loss)                                                                        49,187
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           898,586
Realized gain distributions                                                                        348,038
Net change in unrealized appreciation (depreciation)                                            (1,237,195)
                                                                                           ---------------
Net gain (loss)                                                                                      9,429
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        58,616
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             49,187   $             39,945
Net realized gain (loss)                                                     898,586                399,612
Realized gain distributions                                                  348,038                148,729
Net change in unrealized appreciation (depreciation)                      (1,237,195)               154,238
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             58,616                742,524
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,125,477              3,047,619
Cost of units redeemed                                                    (4,054,714)            (3,138,517)
Account charges                                                               (8,190)                (6,574)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,062,573                (97,472)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,121,189                645,052
Net assets, beginning                                                      7,657,622              7,012,570
                                                                --------------------   --------------------
Net assets, ending                                              $          9,778,811   $          7,657,622
                                                                ====================   ====================

Units sold                                                                 4,676,467              2,425,388
Units redeemed                                                            (3,274,572)            (2,505,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,401,895                (80,369)
Units outstanding, beginning                                               5,058,926              5,139,295
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,460,821              5,058,926
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         17,019,639
Cost of units redeemed/account charges                                                           (9,182,883)
Net investment income (loss)                                                                        136,097
Net realized gain (loss)                                                                          1,383,708
Realized gain distributions                                                                         595,243
Net change in unrealized appreciation (depreciation)                                               (172,993)
                                                                                       --------------------
Net assets                                                                             $          9,778,811
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51             5,466   $         8,235              1.25%              0.5%
12/31/2014                        1.50             3,525             5,282              1.25%             10.5%
12/31/2013                        1.36             4,149             5,625              1.25%             27.4%
12/31/2012                        1.06             1,165             1,240              1.25%             15.7%
12/31/2011                        0.92               280               258              1.25%             -8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52               603   $           918              1.00%              0.8%
12/31/2014                        1.51               560               847              1.00%             10.8%
12/31/2013                        1.36                12                17              1.00%             27.7%
12/31/2012                        1.07                32                34              1.00%             16.0%
12/31/2011                        0.92                30                27              1.00%             -7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%              1.0%
12/31/2014                        1.53                 0                 0              0.75%             11.1%
12/31/2013                        1.37                 0                 0              0.75%             28.0%
12/31/2012                        1.07                 0                 0              0.75%             16.3%
12/31/2011                        0.92                 0                 0              0.75%             -7.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%              1.3%
12/31/2014                        1.54                 0                 0              0.50%             11.4%
12/31/2013                        1.38                 0                 0              0.50%             28.4%
12/31/2012                        1.08                 0                 0              0.50%             16.6%
12/31/2011                        0.92                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%              1.5%
12/31/2014                        1.55                 0                 0              0.25%             11.7%
12/31/2013                        1.39                 0                 0              0.25%             28.7%
12/31/2012                        1.08                 0                 0              0.25%             16.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60               392   $           626              0.00%              1.8%
12/31/2014                        1.57               974             1,528              0.00%             11.9%
12/31/2013                        1.40               978             1,371              0.00%             29.0%
12/31/2012                        1.09               844               917              0.00%             17.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.5%
                2013               1.8%
                2012               1.7%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 INVESCO ENERGY FUND INVESTOR CLASS - 00142F105

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,509,389   $     2,521,702            66,736
                                                                         ===============   ===============
Receivables: investments sold                                    4,197
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,513,586
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,513,586           865,207   $          1.75
Band 100                                                             0                 0              1.80
Band 75                                                              0                 0              1.86
Band 50                                                              0                 0              1.92
Band 25                                                              0                 0              1.98
Band 0                                                               0                 0              2.10
                                                       ---------------   ---------------
 Total                                                 $     1,513,586           865,207
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,589
Mortality & expense charges                                                                        (27,420)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,831)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (232,027)
Realized gain distributions                                                                         14,113
Net change in unrealized appreciation (depreciation)                                              (504,622)
                                                                                           ---------------
Net gain (loss)                                                                                   (722,536)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (740,367)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,831)  $            (26,704)
Net realized gain (loss)                                                    (232,027)                92,104
Realized gain distributions                                                   14,113                286,709
Net change in unrealized appreciation (depreciation)                        (504,622)              (950,093)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (740,367)              (597,984)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     709,422              1,176,171
Cost of units redeemed                                                      (990,567)              (619,487)
Account charges                                                                 (321)                  (485)
                                                                --------------------   --------------------
Increase (decrease)                                                         (281,466)               556,199
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,021,833)               (41,785)
Net assets, beginning                                                      2,535,419              2,577,204
                                                                --------------------   --------------------
Net assets, ending                                              $          1,513,586   $          2,535,419
                                                                ====================   ====================

Units sold                                                                   320,144                390,550
Units redeemed                                                              (465,938)              (219,350)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (145,794)               171,200
Units outstanding, beginning                                               1,011,001                839,801
                                                                --------------------   --------------------
Units outstanding, ending                                                    865,207              1,011,001
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,225,546
Cost of units redeemed/account charges                                                           (5,933,202)
Net investment income (loss)                                                                       (190,815)
Net realized gain (loss)                                                                           (342,113)
Realized gain distributions                                                                         766,483
Net change in unrealized appreciation (depreciation)                                             (1,012,313)
                                                                                       --------------------
Net assets                                                                             $          1,513,586
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75               865   $         1,514              1.25%            -30.2%
12/31/2014                        2.51             1,011             2,535              1.25%            -18.3%
12/31/2013                        3.07               840             2,577              1.25%             20.8%
12/31/2012                        2.54               822             2,088              1.25%             -2.6%
12/31/2011                        2.61               705             1,839              1.25%             -9.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              1.00%            -30.1%
12/31/2014                        2.58                 0                 0              1.00%            -18.1%
12/31/2013                        3.15                 0                 0              1.00%             21.1%
12/31/2012                        2.60                 0                 0              1.00%             -2.4%
12/31/2011                        2.66                 0                 0              1.00%             -9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.75%            -29.9%
12/31/2014                        2.65                 0                 0              0.75%            -17.9%
12/31/2013                        3.23                 0                 0              0.75%             21.4%
12/31/2012                        2.66                 0                 0              0.75%             -2.1%
12/31/2011                        2.72                 0                 0              0.75%             -9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.50%            -29.7%
12/31/2014                        2.73                 0                 0              0.50%            -17.7%
12/31/2013                        3.31                 0                 0              0.50%             21.7%
12/31/2012                        2.72                 0                 0              0.50%             -1.9%
12/31/2011                        2.78                 0                 0              0.50%             -8.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.25%            -29.5%
12/31/2014                        2.81                 0                 0              0.25%            -17.5%
12/31/2013                        3.40                 0                 0              0.25%             22.0%
12/31/2012                        2.79                 0                 0              0.25%             -1.6%
12/31/2011                        2.83                 0                 0              0.25%             -8.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.10                 0   $             0              0.00%            -29.4%
12/31/2014                        2.98                 0                 0              0.00%            -17.2%
12/31/2013                        3.60                 0                 0              0.00%             22.3%
12/31/2012                        2.94                 0                 0              0.00%             -1.4%
12/31/2011                        2.99                 0                 0              0.00%             -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.3%
                2013               0.5%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                INVESCO MID CAP GROWTH FUND R CLASS - 00143M562

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         6,205   $         6,637               188
                                                                         ===============   ===============
Receivables: investments sold                                      113
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         6,318
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             1                 1   $          1.41
Band 100                                                         6,317             4,429              1.43
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $         6,318             4,430
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (164)
                                                                                           ---------------
Net investment income (loss)                                                                          (164)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,015
Realized gain distributions                                                                            449
Net change in unrealized appreciation (depreciation)                                                (4,704)
                                                                                           ---------------
Net gain (loss)                                                                                      2,760
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,596
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (164)  $               (412)
Net realized gain (loss)                                                       7,015                     78
Realized gain distributions                                                      449                  3,536
Net change in unrealized appreciation (depreciation)                          (4,704)                  (930)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,596                  2,272
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,705                  6,410
Cost of units redeemed                                                       (39,687)                  (102)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          (35,982)                 6,308
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,386)                 8,580
Net assets, beginning                                                         39,704                 31,124
                                                                --------------------   --------------------
Net assets, ending                                              $              6,318   $             39,704
                                                                ====================   ====================

Units sold                                                                     2,602                  4,714
Units redeemed                                                               (26,136)                   (76)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (23,534)                 4,638
Units outstanding, beginning                                                  27,964                 23,326
                                                                --------------------   --------------------
Units outstanding, ending                                                      4,430                 27,964
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             35,513
Cost of units redeemed/account charges                                                              (39,789)
Net investment income (loss)                                                                           (822)
Net realized gain (loss)                                                                              7,131
Realized gain distributions                                                                           4,717
Net change in unrealized appreciation (depreciation)                                                   (432)
                                                                                       --------------------
Net assets                                                                             $              6,318
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              1.25%             -0.3%
12/31/2014                        1.42                20                29              1.25%              6.3%
12/31/2013                        1.33                18                24              1.25%             35.0%
12/31/2012                        0.99                 0                 0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 4   $             6              1.00%              0.0%
12/31/2014                        1.43                 8                11              1.00%              6.6%
12/31/2013                        1.34                 6                 8              1.00%             35.3%
12/31/2012                        0.99                 5                 5              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%              0.2%
12/31/2014                        1.44                 0                 0              0.75%              6.9%
12/31/2013                        1.34                 0                 0              0.75%             35.7%
12/31/2012                        0.99                 0                 0              0.75%             -0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%              0.5%
12/31/2014                        1.45                 0                 0              0.50%              7.1%
12/31/2013                        1.35                 0                 0              0.50%             36.0%
12/31/2012                        0.99                 0                 0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%              0.7%
12/31/2014                        1.46                 0                 0              0.25%              7.4%
12/31/2013                        1.36                 0                 0              0.25%             36.3%
12/31/2012                        0.99                 0                 0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%              1.0%
12/31/2014                        1.47                 0                 0              0.00%              7.7%
12/31/2013                        1.36                 0                 0              0.00%             36.7%
12/31/2012                        1.00                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                    INVESCO ENERGY FUND A CLASS - 00142F204

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,725,615   $     2,700,784            76,573
                                                                         ===============   ===============
Receivables: investments sold                                   18,732
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,744,347
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,503,500           715,359   $          2.10
Band 100                                                       236,030           108,914              2.17
Band 75                                                              0                 0              2.23
Band 50                                                              0                 0              2.30
Band 25                                                              0                 0              2.38
Band 0                                                           4,817             1,955              2.46
                                                       ---------------   ---------------
 Total                                                 $     1,744,347           826,228
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,716
Mortality & expense charges                                                                        (27,478)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,762)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (288,772)
Realized gain distributions                                                                         15,772
Net change in unrealized appreciation (depreciation)                                              (425,639)
                                                                                           ---------------
Net gain (loss)                                                                                   (698,639)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (715,401)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,762)  $            (34,587)
Net realized gain (loss)                                                    (288,772)               236,894
Realized gain distributions                                                   15,772                297,898
Net change in unrealized appreciation (depreciation)                        (425,639)            (1,104,214)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (715,401)              (604,009)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,059,012              1,192,817
Cost of units redeemed                                                    (1,336,749)            (1,797,464)
Account charges                                                               (1,021)                (1,358)
                                                                --------------------   --------------------
Increase (decrease)                                                         (278,758)              (606,005)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (994,159)            (1,210,014)
Net assets, beginning                                                      2,738,506              3,948,520
                                                                --------------------   --------------------
Net assets, ending                                              $          1,744,347   $          2,738,506
                                                                ====================   ====================

Units sold                                                                   397,335                364,320
Units redeemed                                                              (477,979)              (527,895)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (80,644)              (163,575)
Units outstanding, beginning                                                 906,872              1,070,447
                                                                --------------------   --------------------
Units outstanding, ending                                                    826,228                906,872
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         12,495,174
Cost of units redeemed/account charges                                                           (9,644,852)
Net investment income (loss)                                                                       (255,492)
Net realized gain (loss)                                                                           (526,047)
Realized gain distributions                                                                         650,733
Net change in unrealized appreciation (depreciation)                                               (975,169)
                                                                                       --------------------
Net assets                                                                             $          1,744,347
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.10               715   $         1,504              1.25%            -30.2%
12/31/2014                        3.01               842             2,538              1.25%            -18.3%
12/31/2013                        3.69             1,048             3,861              1.25%             20.8%
12/31/2012                        3.05             1,029             3,141              1.25%             -2.6%
12/31/2011                        3.13             1,080             3,387              1.25%             -9.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.17               109   $           236              1.00%            -30.1%
12/31/2014                        3.10                63               194              1.00%            -18.1%
12/31/2013                        3.78                21                79              1.00%             21.1%
12/31/2012                        3.12                20                62              1.00%             -2.4%
12/31/2011                        3.20                17                55              1.00%             -9.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.23                 0   $             0              0.75%            -29.9%
12/31/2014                        3.19                 0                 0              0.75%            -17.9%
12/31/2013                        3.88                 0                 0              0.75%             21.4%
12/31/2012                        3.20                 0                 0              0.75%             -2.2%
12/31/2011                        3.27                 0                 0              0.75%             -9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.30                 0   $             0              0.50%            -29.7%
12/31/2014                        3.28                 0                 0              0.50%            -17.6%
12/31/2013                        3.98                 0                 0              0.50%             21.7%
12/31/2012                        3.27                 0                 0              0.50%             -1.9%
12/31/2011                        3.34                 0                 0              0.50%             -8.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.38                 0   $             0              0.25%            -29.5%
12/31/2014                        3.37                 0                 0              0.25%            -17.4%
12/31/2013                        4.08                 0                 0              0.25%             22.0%
12/31/2012                        3.35                 0                 0              0.25%             -1.7%
12/31/2011                        3.40                 0                 0              0.25%             -8.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.46                 2   $             5              0.00%            -29.4%
12/31/2014                        3.49                 2                 7              0.00%            -17.2%
12/31/2013                        4.21                 2                 8              0.00%             22.3%
12/31/2012                        3.45                22                75              0.00%             -1.4%
12/31/2011                        3.50                27                95              0.00%             -8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.3%
                2013               0.5%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 INVESCO MID CAP GROWTH FUND A CLASS - 00143M596

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       102,407   $       111,562             2,982
                                                                         ===============   ===============
Receivables: investments sold                                       43
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       102,450
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       102,450            81,180   $          1.26
Band 100                                                             0                 0              1.27
Band 75                                                              0                 0              1.28
Band 50                                                              0                 0              1.29
Band 25                                                              0                 0              1.29
Band 0                                                               0                 0              1.30
                                                       ---------------   ---------------
 Total                                                 $       102,450            81,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,362)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,362)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,129
Realized gain distributions                                                                          7,494
Net change in unrealized appreciation (depreciation)                                               (16,512)
                                                                                           ---------------
Net gain (loss)                                                                                      3,111
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         1,749
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,362)  $             (1,419)
Net realized gain (loss)                                                      12,129                  5,550
Realized gain distributions                                                    7,494                 10,522
Net change in unrealized appreciation (depreciation)                         (16,512)                (7,521)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              1,749                  7,132
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,583                 26,622
Cost of units redeemed                                                       (77,741)               (45,966)
Account charges                                                                   (7)                   (23)
                                                                --------------------   --------------------
Increase (decrease)                                                          (18,165)               (19,367)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,416)               (12,235)
Net assets, beginning                                                        118,866                131,101
                                                                --------------------   --------------------
Net assets, ending                                              $            102,450   $            118,866
                                                                ====================   ====================

Units sold                                                                    44,925                 22,047
Units redeemed                                                               (57,899)               (38,580)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,974)               (16,533)
Units outstanding, beginning                                                  94,154                110,687
                                                                --------------------   --------------------
Units outstanding, ending                                                     81,180                 94,154
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            215,171
Cost of units redeemed/account charges                                                             (139,544)
Net investment income (loss)                                                                         (3,481)
Net realized gain (loss)                                                                             18,386
Realized gain distributions                                                                          21,073
Net change in unrealized appreciation (depreciation)                                                 (9,155)
                                                                                       --------------------
Net assets                                                                             $            102,450
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/1/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                81   $           102              1.25%              0.0%
12/31/2014                        1.26                94               119              1.25%              6.6%
12/31/2013                        1.18               111               131              1.25%             18.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              1.00%              0.2%
12/31/2014                        1.27                 0                 0              1.00%              6.9%
12/31/2013                        1.19                 0                 0              1.00%             18.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.75%              0.5%
12/31/2014                        1.27                 0                 0              0.75%              7.1%
12/31/2013                        1.19                 0                 0              0.75%             18.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.50%              0.7%
12/31/2014                        1.28                 0                 0              0.50%              7.4%
12/31/2013                        1.19                 0                 0              0.50%             18.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.25%              1.0%
12/31/2014                        1.28                 0                 0              0.25%              7.7%
12/31/2013                        1.19                 0                 0              0.25%             19.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.00%              1.2%
12/31/2014                        1.29                 0                 0              0.00%              7.9%
12/31/2013                        1.19                 0                 0              0.00%             19.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO FLOATING RATE FUND Y CLASS - 00141A586 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -3.8%
12/31/2014                        0.98                 0                 0              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -3.6%
12/31/2014                        0.99                 0                 0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -3.3%
12/31/2014                        0.99                 0                 0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -3.1%
12/31/2014                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -2.9%
12/31/2014                        0.99                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -2.6%
12/31/2014                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND R CLASS - 00141M580

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,948,208   $     3,448,743            98,630
                                                                         ===============   ===============
Receivables: investments sold                                   31,412
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,979,620
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,573,346         1,085,659   $          2.37
Band 100                                                       355,286           145,368              2.44
Band 75                                                              0                 0              2.52
Band 50                                                              0                 0              2.60
Band 25                                                              0                 0              2.68
Band 0                                                          50,988            18,447              2.76
                                                       ---------------   ---------------
 Total                                                 $     2,979,620         1,249,474
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (38,635)
                                                                                           ---------------
Net investment income (loss)                                                                       (38,635)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            72,565
Realized gain distributions                                                                        277,606
Net change in unrealized appreciation (depreciation)                                              (405,672)
                                                                                           ---------------
Net gain (loss)                                                                                    (55,501)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (94,136)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (38,635)  $            (36,233)
Net realized gain (loss)                                                      72,565                123,188
Realized gain distributions                                                  277,606                599,968
Net change in unrealized appreciation (depreciation)                        (405,672)              (479,319)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (94,136)               207,604
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,235,342              2,223,015
Cost of units redeemed                                                    (2,923,343)            (1,250,987)
Account charges                                                               (4,197)                (9,966)
                                                                --------------------   --------------------
Increase (decrease)                                                         (692,198)               962,062
                                                                --------------------   --------------------
Net increase (decrease)                                                     (786,334)             1,169,666
Net assets, beginning                                                      3,765,954              2,596,288
                                                                --------------------   --------------------
Net assets, ending                                              $          2,979,620   $          3,765,954
                                                                ====================   ====================

Units sold                                                                   920,262              1,008,168
Units redeemed                                                            (1,183,649)              (602,997)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (263,387)               405,171
Units outstanding, beginning                                               1,512,861              1,107,690
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,249,474              1,512,861
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,826,685
Cost of units redeemed/account charges                                                           (7,789,945)
Net investment income (loss)                                                                       (137,713)
Net realized gain (loss)                                                                            329,489
Realized gain distributions                                                                       1,251,639
Net change in unrealized appreciation (depreciation)                                               (500,535)
                                                                                       --------------------
Net assets                                                                             $          2,979,620
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.37             1,086   $         2,573              1.25%             -3.3%
12/31/2014                        2.45             1,270             3,113              1.25%              6.1%
12/31/2013                        2.31               989             2,284              1.25%             37.8%
12/31/2012                        1.68               946             1,587              1.25%             16.6%
12/31/2011                        1.44               499               718              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44               145   $           355              1.00%             -3.1%
12/31/2014                        2.52               108               271              1.00%              6.3%
12/31/2013                        2.37                 5                13              1.00%             38.2%
12/31/2012                        1.72                 0                 0              1.00%             16.9%
12/31/2011                        1.47                 0                 0              1.00%             -2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.52                 0   $             0              0.75%             -2.8%
12/31/2014                        2.59                 0                 0              0.75%              6.6%
12/31/2013                        2.43                 0                 0              0.75%             38.5%
12/31/2012                        1.76                 0                 0              0.75%             17.2%
12/31/2011                        1.50                 0                 0              0.75%             -2.3%


                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              0.50%             -2.6%
12/31/2014                        2.67                 0                 0              0.50%              6.9%
12/31/2013                        2.50                 0                 0              0.50%             38.9%
12/31/2012                        1.80                 0                 0              0.50%             17.5%
12/31/2011                        1.53                 0                 0              0.50%             -2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.68                 0   $             0              0.25%             -2.3%
12/31/2014                        2.74                 0                 0              0.25%              7.1%
12/31/2013                        2.56                 0                 0              0.25%             39.2%
12/31/2012                        1.84                 0                 0              0.25%             17.8%
12/31/2011                        1.56                 0                 0              0.25%             -1.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.76                18   $            51              0.00%             -2.1%
12/31/2014                        2.82               135               381              0.00%              7.4%
12/31/2013                        2.63               114               299              0.00%             39.6%
12/31/2012                        1.88               174               328              0.00%             18.1%
12/31/2011                        1.60                 8                13              0.00%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO FLOATING RATE FUND A CLASS - 00141A867 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.94
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.25%             -4.1%
12/31/2014                        0.98                 0                 0              1.25%             -1.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -3.8%
12/31/2014                        0.98                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -3.6%
12/31/2014                        0.98                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%             -3.3%
12/31/2014                        0.99                 0                 0              0.50%             -1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -3.1%
12/31/2014                        0.99                 0                 0              0.25%             -1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -2.9%
12/31/2014                        0.99                 0                 0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                INVESCO SMALL CAP GROWTH FUND A CLASS - 00141M770

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,685,417   $     8,594,535           243,399
                                                                         ===============   ===============
Receivables: investments sold                                  110,672
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,796,089
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,211,890         2,928,831   $          2.46
Band 100                                                             0                 0              2.54
Band 75                                                              0                 0              2.62
Band 50                                                              0                 0              2.70
Band 25                                                              0                 0              2.78
Band 0                                                         584,199           200,188              2.92
                                                       ---------------   ---------------
 Total                                                 $     7,796,089         3,129,019
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (52,350)
                                                                                           ---------------
Net investment income (loss)                                                                       (52,350)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            16,219
Realized gain distributions                                                                        645,537
Net change in unrealized appreciation (depreciation)                                              (845,899)
                                                                                           ---------------
Net gain (loss)                                                                                   (184,143)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (236,493)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (52,350)  $            (46,074)
Net realized gain (loss)                                                      16,219                128,460
Realized gain distributions                                                  645,537                708,439
Net change in unrealized appreciation (depreciation)                        (845,899)              (499,344)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (236,493)               291,481
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,441,922              2,311,461
Cost of units redeemed                                                    (4,037,280)            (1,742,111)
Account charges                                                               (5,942)               (13,989)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,398,700                555,361
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,162,207                846,842
Net assets, beginning                                                      4,633,882              3,787,040
                                                                --------------------   --------------------
Net assets, ending                                              $          7,796,089   $          4,633,882
                                                                ====================   ====================

Units sold                                                                 3,045,188                967,181
Units redeemed                                                            (1,711,482)              (728,720)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,333,706                238,461
Units outstanding, beginning                                               1,795,313              1,556,852
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,129,019              1,795,313
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,032,126
Cost of units redeemed/account charges                                                          (11,512,714)
Net investment income (loss)                                                                       (181,573)
Net realized gain (loss)                                                                            469,153
Realized gain distributions                                                                       1,898,215
Net change in unrealized appreciation (depreciation)                                               (909,118)
                                                                                       --------------------
Net assets                                                                             $          7,796,089
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.46             2,929   $         7,212              1.25%             -3.1%
12/31/2014                        2.54             1,625             4,127              1.25%              6.3%
12/31/2013                        2.39             1,374             3,283              1.25%             38.2%
12/31/2012                        1.73             1,840             3,181              1.25%             16.9%
12/31/2011                        1.48               316               467              1.25%             -2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.54                 0   $             0              1.00%             -2.8%
12/31/2014                        2.61                 0                 0              1.00%              6.6%
12/31/2013                        2.45                 0                 0              1.00%             38.5%
12/31/2012                        1.77                 0                 0              1.00%             17.2%
12/31/2011                        1.51                 0                 0              1.00%             -2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.62                 0   $             0              0.75%             -2.6%
12/31/2014                        2.69                 0                 0              0.75%              6.9%
12/31/2013                        2.51                 0                 0              0.75%             38.9%
12/31/2012                        1.81                 0                 0              0.75%             17.5%
12/31/2011                        1.54                 0                 0              0.75%             -2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.70                 0   $             0              0.50%             -2.3%
12/31/2014                        2.76                 0                 0              0.50%              7.1%
12/31/2013                        2.58                 0                 0              0.50%             39.2%
12/31/2012                        1.85                 0                 0              0.50%             17.8%
12/31/2011                        1.57                 0                 0              0.50%             -1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.78                 0   $             0              0.25%             -2.1%
12/31/2014                        2.84                 0                 0              0.25%              7.4%
12/31/2013                        2.65                 0                 0              0.25%             39.6%
12/31/2012                        1.90                 0                 0              0.25%             18.1%
12/31/2011                        1.61                 0                 0              0.25%             -1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.92               200   $           584              0.00%             -1.8%
12/31/2014                        2.97               170               507              0.00%              7.7%
12/31/2013                        2.76               183               504              0.00%             39.9%
12/31/2012                        1.97               105               207              0.00%             18.3%
12/31/2011                        1.67               126               211              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO GLOBAL HEALTH CARE FUND A CLASS - 00141T106

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,413,168   $     1,611,061            36,943
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,946)
                                                       ---------------
Net assets                                             $     1,411,222
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,014,409           340,886   $          2.98
Band 100                                                       396,813           129,326              3.07
Band 75                                                              0                 0              3.16
Band 50                                                              0                 0              3.26
Band 25                                                              0                 0              3.36
Band 0                                                               0                 0              3.49
                                                       ---------------   ---------------
 Total                                                 $     1,411,222           470,212
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (16,501)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,501)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           164,603
Realized gain distributions                                                                        186,520
Net change in unrealized appreciation (depreciation)                                              (314,689)
                                                                                           ---------------
Net gain (loss)                                                                                     36,434
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        19,933
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,501)  $            (15,062)
Net realized gain (loss)                                                     164,603                160,972
Realized gain distributions                                                  186,520                128,874
Net change in unrealized appreciation (depreciation)                        (314,689)               (58,720)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             19,933                216,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     871,436                472,673
Cost of units redeemed                                                      (731,270)              (937,380)
Account charges                                                                 (247)                  (143)
                                                                --------------------   --------------------
Increase (decrease)                                                          139,919               (464,850)
                                                                --------------------   --------------------
Net increase (decrease)                                                      159,852               (248,786)
Net assets, beginning                                                      1,251,370              1,500,156
                                                                --------------------   --------------------
Net assets, ending                                              $          1,411,222   $          1,251,370
                                                                ====================   ====================

Units sold                                                                   274,292                226,168
Units redeemed                                                              (229,404)              (409,994)
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,888               (183,826)
Units outstanding, beginning                                                 425,324                609,150
                                                                --------------------   --------------------
Units outstanding, ending                                                    470,212                425,324
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,425,328
Cost of units redeemed/account charges                                                           (2,684,418)
Net investment income (loss)                                                                        (55,960)
Net realized gain (loss)                                                                            435,153
Realized gain distributions                                                                         489,012
Net change in unrealized appreciation (depreciation)                                               (197,893)
                                                                                       --------------------
Net assets                                                                             $          1,411,222
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/14/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.98               341   $         1,014              1.25%              1.7%
12/31/2014                        2.93               343             1,005              1.25%             18.9%
12/31/2013                        2.46               599             1,475              1.25%             40.8%
12/31/2012                        1.75               303               530              1.25%             19.3%
12/31/2011                        1.47               331               486              1.25%              2.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.07               129   $           397              1.00%              2.0%
12/31/2014                        3.01                82               247              1.00%             19.2%
12/31/2013                        2.53                10                25              1.00%             41.1%
12/31/2012                        1.79                10                17              1.00%             19.6%
12/31/2011                        1.50                 9                14              1.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.16                 0   $             0              0.75%              2.2%
12/31/2014                        3.10                 0                 0              0.75%             19.5%
12/31/2013                        2.59                 0                 0              0.75%             41.5%
12/31/2012                        1.83                 0                 0              0.75%             19.9%
12/31/2011                        1.53                 0                 0              0.75%              3.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.26                 0   $             0              0.50%              2.5%
12/31/2014                        3.18                 0                 0              0.50%             19.8%
12/31/2013                        2.66                 0                 0              0.50%             41.8%
12/31/2012                        1.87                 0                 0              0.50%             20.2%
12/31/2011                        1.56                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.36                 0   $             0              0.25%              2.7%
12/31/2014                        3.27                 0                 0              0.25%             20.1%
12/31/2013                        2.73                 0                 0              0.25%             42.2%
12/31/2012                        1.92                 0                 0              0.25%             20.5%
12/31/2011                        1.59                 0                 0              0.25%              3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.49                 0   $             0              0.00%              3.0%
12/31/2014                        3.39                 0                 0              0.00%             20.4%
12/31/2013                        2.81                 0                 0              0.00%             42.5%
12/31/2012                        1.97                 0                 0              0.00%             20.8%
12/31/2011                        1.63                 1                 2              0.00%              4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.2%
                2012               0.4%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   INVESCO TECHNOLOGY FUND A CLASS - 00142F642

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       271,109   $       281,282             7,307
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,157)
                                                       ---------------
Net assets                                             $       269,952
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       243,851            97,805   $          2.49
Band 100                                                        26,101            10,153              2.57
Band 75                                                              0                 0              2.65
Band 50                                                              0                 0              2.73
Band 25                                                              0                 0              2.82
Band 0                                                               0                 0              2.92
                                                       ---------------   ---------------
 Total                                                 $       269,952           107,958
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,041)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,041)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,155
Realized gain distributions                                                                         15,917
Net change in unrealized appreciation (depreciation)                                                (8,902)
                                                                                           ---------------
Net gain (loss)                                                                                     12,170
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         9,129
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,041)  $             (2,364)
Net realized gain (loss)                                                       5,155                  9,483
Realized gain distributions                                                   15,917                 26,479
Net change in unrealized appreciation (depreciation)                          (8,902)               (17,136)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              9,129                 16,462
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     143,714                106,705
Cost of units redeemed                                                       (98,635)               (69,198)
Account charges                                                                 (381)                  (206)
                                                                --------------------   --------------------
Increase (decrease)                                                           44,698                 37,301
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,827                 53,763
Net assets, beginning                                                        216,125                162,362
                                                                --------------------   --------------------
Net assets, ending                                              $            269,952   $            216,125
                                                                ====================   ====================

Units sold                                                                    58,504                 46,691
Units redeemed                                                               (41,812)               (30,368)
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,692                 16,323
Units outstanding, beginning                                                  91,266                 74,943
                                                                --------------------   --------------------
Units outstanding, ending                                                    107,958                 91,266
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            821,571
Cost of units redeemed/account charges                                                             (667,270)
Net investment income (loss)                                                                        (14,866)
Net realized gain (loss)                                                                             80,334
Realized gain distributions                                                                          60,356
Net change in unrealized appreciation (depreciation)                                                (10,173)
                                                                                       --------------------
Net assets                                                                             $            269,952
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.49                98   $           244              1.25%              5.3%
12/31/2014                        2.37                91               216              1.25%              9.3%
12/31/2013                        2.17                75               162              1.25%             23.1%
12/31/2012                        1.76                92               162              1.25%              9.2%
12/31/2011                        1.61                87               140              1.25%             -4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.57                10   $            26              1.00%              5.5%
12/31/2014                        2.44                 0                 0              1.00%              9.6%
12/31/2013                        2.22                 0                 0              1.00%             23.4%
12/31/2012                        1.80                 0                 0              1.00%              9.5%
12/31/2011                        1.64                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.65                 0   $             0              0.75%              5.8%
12/31/2014                        2.51                 0                 0              0.75%              9.9%
12/31/2013                        2.28                 0                 0              0.75%             23.7%
12/31/2012                        1.84                 0                 0              0.75%              9.8%
12/31/2011                        1.68                 0                 0              0.75%             -4.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.73                 0   $             0              0.50%              6.1%
12/31/2014                        2.58                 0                 0              0.50%             10.1%
12/31/2013                        2.34                 0                 0              0.50%             24.0%
12/31/2012                        1.89                 0                 0              0.50%             10.1%
12/31/2011                        1.71                 0                 0              0.50%             -3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.82                 0   $             0              0.25%              6.3%
12/31/2014                        2.65                 0                 0              0.25%             10.4%
12/31/2013                        2.40                 0                 0              0.25%             24.4%
12/31/2012                        1.93                 0                 0              0.25%             10.3%
12/31/2011                        1.75                 0                 0              0.25%             -3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.92                 0   $             0              0.00%              6.6%
12/31/2014                        2.74                 0                 0              0.00%             10.7%
12/31/2013                        2.48                 0                 0              0.00%             24.7%
12/31/2012                        1.99                 0                 0              0.00%             10.6%
12/31/2011                        1.80                 0                 0              0.00%             -3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           INVESCO GLOBAL HEALTH CARE FUND INVESTOR CLASS - 00141T171

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       517,251   $       601,190            13,536
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (36)
                                                       ---------------
Net assets                                             $       517,215
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       517,215           205,633   $          2.52
Band 100                                                             0                 0              2.59
Band 75                                                              0                 0              2.67
Band 50                                                              0                 0              2.76
Band 25                                                              0                 0              2.84
Band 0                                                               0                 0              3.02
                                                       ---------------   ---------------
 Total                                                 $       517,215           205,633
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (17,213)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,213)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           290,911
Realized gain distributions                                                                         71,847
Net change in unrealized appreciation (depreciation)                                               (90,686)
                                                                                           ---------------
Net gain (loss)                                                                                    272,072
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       254,859
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,213)  $            (21,583)
Net realized gain (loss)                                                     290,911                116,834
Realized gain distributions                                                   71,847                283,351
Net change in unrealized appreciation (depreciation)                         (90,686)               (57,352)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            254,859                321,250
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     613,862              3,730,264
Cost of units redeemed                                                    (3,115,237)            (2,164,685)
Account charges                                                               (4,307)                (5,892)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,505,682)             1,559,687
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,250,823)             1,880,937
Net assets, beginning                                                      2,768,038                887,101
                                                                --------------------   --------------------
Net assets, ending                                              $            517,215   $          2,768,038
                                                                ====================   ====================

Units sold                                                                   254,360              1,699,420
Units redeemed                                                            (1,167,929)            (1,006,549)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (913,569)               692,871
Units outstanding, beginning                                               1,119,202                426,331
                                                                --------------------   --------------------
Units outstanding, ending                                                    205,633              1,119,202
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,757,950
Cost of units redeemed/account charges                                                           (7,008,496)
Net investment income (loss)                                                                        (67,671)
Net realized gain (loss)                                                                            420,674
Realized gain distributions                                                                         498,697
Net change in unrealized appreciation (depreciation)                                                (83,939)
                                                                                       --------------------
Net assets                                                                             $            517,215
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/9/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.52               206   $           517              1.25%              1.7%
12/31/2014                        2.47             1,119             2,768              1.25%             18.9%
12/31/2013                        2.08               426               887              1.25%             40.8%
12/31/2012                        1.48                89               131              1.25%             19.3%
12/31/2011                        1.24               205               254              1.25%              2.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.59                 0   $             0              1.00%              2.0%
12/31/2014                        2.54                 0                 0              1.00%             19.2%
12/31/2013                        2.13                 0                 0              1.00%             41.1%
12/31/2012                        1.51                 0                 0              1.00%             19.6%
12/31/2011                        1.27                 0                 0              1.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.67                 0   $             0              0.75%              2.2%
12/31/2014                        2.62                 0                 0              0.75%             19.5%
12/31/2013                        2.19                 0                 0              0.75%             41.5%
12/31/2012                        1.55                 0                 0              0.75%             19.9%
12/31/2011                        1.29                 0                 0              0.75%              3.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.76                 0   $             0              0.50%              2.5%
12/31/2014                        2.69                 0                 0              0.50%             19.8%
12/31/2013                        2.25                 0                 0              0.50%             41.8%
12/31/2012                        1.58                 0                 0              0.50%             20.2%
12/31/2011                        1.32                 0                 0              0.50%              3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.84                 0   $             0              0.25%              2.7%
12/31/2014                        2.77                 0                 0              0.25%             20.1%
12/31/2013                        2.31                 0                 0              0.25%             42.2%
12/31/2012                        1.62                 0                 0              0.25%             20.5%
12/31/2011                        1.35                 0                 0              0.25%              3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.02                 0   $             0              0.00%              3.0%
12/31/2014                        2.94                 0                 0              0.00%             20.4%
12/31/2013                        2.44                 0                 0              0.00%             42.5%
12/31/2012                        1.71                 0                 0              0.00%             20.8%
12/31/2011                        1.42                 0                 0              0.00%              4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.1%
                2012               0.3%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               INVESCO TECHNOLOGY FUND INVESTOR CLASS - 00142F659

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        87,599   $        94,915             2,388
                                                                         ===============   ===============
Receivables: investments sold                                       23
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        87,622
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        87,622            73,260   $          1.20
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.27
Band 50                                                              0                 0              1.31
Band 25                                                              0                 0              1.35
Band 0                                                               0                 0              1.44
                                                       ---------------   ---------------
 Total                                                 $        87,622            73,260
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (770)
                                                                                           ---------------
Net investment income (loss)                                                                          (770)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (201)
Realized gain distributions                                                                          5,701
Net change in unrealized appreciation (depreciation)                                                (2,253)
                                                                                           ---------------
Net gain (loss)                                                                                      3,247
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,477
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (770)  $             (1,050)
Net realized gain (loss)                                                        (201)                18,950
Realized gain distributions                                                    5,701                  7,142
Net change in unrealized appreciation (depreciation)                          (2,253)               (16,369)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,477                  8,673
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,511                 78,948
Cost of units redeemed                                                        (2,497)               (98,390)
Account charges                                                                   (4)                  (101)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,010                (19,543)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,487                (10,870)
Net assets, beginning                                                         57,135                 68,005
                                                                --------------------   --------------------
Net assets, ending                                              $             87,622   $             57,135
                                                                ====================   ====================

Units sold                                                                    25,007                 76,529
Units redeemed                                                                (2,078)               (91,742)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,929                (15,213)
Units outstanding, beginning                                                  50,331                 65,544
                                                                --------------------   --------------------
Units outstanding, ending                                                     73,260                 50,331
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            984,044
Cost of units redeemed/account charges                                                           (1,009,118)
Net investment income (loss)                                                                        (24,019)
Net realized gain (loss)                                                                            120,312
Realized gain distributions                                                                          23,719
Net change in unrealized appreciation (depreciation)                                                 (7,316)
                                                                                       --------------------
Net assets                                                                             $             87,622
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                73   $            88              1.25%              5.4%
12/31/2014                        1.14                50                57              1.25%              9.4%
12/31/2013                        1.04                66                68              1.25%             23.2%
12/31/2012                        0.84               212               179              1.25%              9.3%
12/31/2011                        0.77               194               149              1.25%             -4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%              5.6%
12/31/2014                        1.17                 0                 0              1.00%              9.7%
12/31/2013                        1.06                 0                 0              1.00%             23.5%
12/31/2012                        0.86                 0                 0              1.00%              9.6%
12/31/2011                        0.79                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.75%              5.9%
12/31/2014                        1.20                 0                 0              0.75%             10.0%
12/31/2013                        1.09                 0                 0              0.75%             23.8%
12/31/2012                        0.88                 0                 0              0.75%              9.9%
12/31/2011                        0.80                 0                 0              0.75%             -4.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.50%              6.2%
12/31/2014                        1.24                 0                 0              0.50%             10.2%
12/31/2013                        1.12                 0                 0              0.50%             24.1%
12/31/2012                        0.90                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.25%              6.4%
12/31/2014                        1.27                 0                 0              0.25%             10.5%
12/31/2013                        1.15                 0                 0              0.25%             24.5%
12/31/2012                        0.92                 0                 0              0.25%             10.4%
12/31/2011                        0.84                 0                 0              0.25%             -3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.00%              6.7%
12/31/2014                        1.35                 0                 0              0.00%             10.8%
12/31/2013                        1.22                 0                 0              0.00%             24.8%
12/31/2012                        0.98                 0                 0              0.00%             10.7%
12/31/2011                        0.88                 0                 0              0.00%             -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND R5 CLASS - 00141M374

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       459,363   $       506,734            36,812
                                                                         ===============   ===============
Receivables: investments sold                                    2,996
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       462,359
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       462,359           475,474   $          0.97
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.06
Band 0                                                               0                 0              1.08
                                                       ---------------   ---------------
 Total                                                 $       462,359           475,474
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        25,820
Mortality & expense charges                                                                         (7,559)
                                                                                           ---------------
Net investment income (loss)                                                                        18,261
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            20,031
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (85,426)
                                                                                           ---------------
Net gain (loss)                                                                                    (65,395)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (47,134)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,261   $              8,371
Net realized gain (loss)                                                      20,031                 11,392
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (85,426)               (17,209)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (47,134)                 2,554
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      77,911                403,655
Cost of units redeemed                                                      (218,160)               (39,748)
Account charges                                                                 (201)                   (76)
                                                                --------------------   --------------------
Increase (decrease)                                                         (140,450)               363,831
                                                                --------------------   --------------------
Net increase (decrease)                                                     (187,584)               366,385
Net assets, beginning                                                        649,943                283,558
                                                                --------------------   --------------------
Net assets, ending                                              $            462,359   $            649,943
                                                                ====================   ====================

Units sold                                                                    77,170                390,207
Units redeemed                                                              (217,805)               (40,101)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (140,635)               350,106
Units outstanding, beginning                                                 616,109                266,003
                                                                --------------------   --------------------
Units outstanding, ending                                                    475,474                616,109
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,276,889
Cost of units redeemed/account charges                                                           (2,685,883)
Net investment income (loss)                                                                         37,373
Net realized gain (loss)                                                                         (1,259,758)
Realized gain distributions                                                                         141,109
Net change in unrealized appreciation (depreciation)                                                (47,371)
                                                                                       --------------------
Net assets                                                                             $            462,359
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97               475   $           462              1.25%             -7.8%
12/31/2014                        1.05               616               650              1.25%             -1.0%
12/31/2013                        1.07               266               284              1.25%             28.4%
12/31/2012                        0.83               265               220              1.25%             12.5%
12/31/2011                        0.74               320               236              1.25%             -3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -7.6%
12/31/2014                        1.08                 0                 0              1.00%             -0.8%
12/31/2013                        1.08                 0                 0              1.00%             28.7%
12/31/2012                        0.84                 0                 0              1.00%             12.8%
12/31/2011                        0.75                 0                 0              1.00%             -3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%             -7.4%
12/31/2014                        1.10                 0                 0              0.75%             -0.5%
12/31/2013                        1.10                 0                 0              0.75%             29.0%
12/31/2012                        0.85                 0                 0              0.75%             13.1%
12/31/2011                        0.76                 0                 0              0.75%             -3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%             -7.1%
12/31/2014                        1.12                 0                 0              0.50%             -0.3%
12/31/2013                        1.12                 0                 0              0.50%             29.3%
12/31/2012                        0.87                 0                 0              0.50%             13.4%
12/31/2011                        0.76                 0                 0              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%             -6.9%
12/31/2014                        1.14                 0                 0              0.25%              0.0%
12/31/2013                        1.14                 0                 0              0.25%             29.7%
12/31/2012                        0.88                 0                 0              0.25%             13.7%
12/31/2011                        0.77                 0                 0              0.25%             -2.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.00%             -6.7%
12/31/2014                        1.16                 0                 0              0.00%              0.2%
12/31/2013                        1.16                 0                 0              0.00%             30.0%
12/31/2012                        0.89                 0                 0              0.00%             14.0%
12/31/2011                        0.78                 0                 0              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.6%
                2014               2.6%
                2013               2.1%
                2012               2.9%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO VALUE OPPORTUNITIES FUND R CLASS - 00142F139

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       228,815   $       250,215            20,385
                                                                         ===============   ===============
Receivables: investments sold                                      318
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       229,133
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       164,437           128,149   $          1.28
Band 100                                                        64,696            49,840              1.30
Band 75                                                              0                 0              1.31
Band 50                                                              0                 0              1.33
Band 25                                                              0                 0              1.34
Band 0                                                               0                 0              1.36
                                                       ---------------   ---------------
 Total                                                 $       229,133           177,989
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,002
Mortality & expense charges                                                                         (2,799)
                                                                                           ---------------
Net investment income (loss)                                                                          (797)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,260
Realized gain distributions                                                                         28,550
Net change in unrealized appreciation (depreciation)                                               (60,380)
                                                                                           ---------------
Net gain (loss)                                                                                    (28,570)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (29,367)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (797)  $                574
Net realized gain (loss)                                                       3,260                  7,835
Realized gain distributions                                                   28,550                      0
Net change in unrealized appreciation (depreciation)                         (60,380)                 1,475
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (29,367)                 9,884
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      37,380                 90,449
Cost of units redeemed                                                        (9,204)               (27,208)
Account charges                                                                  (13)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                           28,163                 63,229
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,204)                73,113
Net assets, beginning                                                        230,337                157,224
                                                                --------------------   --------------------
Net assets, ending                                              $            229,133   $            230,337
                                                                ====================   ====================

Units sold                                                                    28,822                 72,197
Units redeemed                                                                (8,779)               (27,769)
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,043                 44,428
Units outstanding, beginning                                                 157,946                113,518
                                                                --------------------   --------------------
Units outstanding, ending                                                    177,989                157,946
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            284,172
Cost of units redeemed/account charges                                                              (77,418)
Net investment income (loss)                                                                         (1,671)
Net realized gain (loss)                                                                             16,788
Realized gain distributions                                                                          28,662
Net change in unrealized appreciation (depreciation)                                                (21,400)
                                                                                       --------------------
Net assets                                                                             $            229,133
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28               128   $           164              1.25%            -11.8%
12/31/2014                        1.45               112               164              1.25%              5.0%
12/31/2013                        1.39               114               157              1.25%             30.5%
12/31/2012                        1.06               106               113              1.25%             16.0%
12/31/2011                        0.92                86                79              1.25%             -8.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                50   $            65              1.00%            -11.6%
12/31/2014                        1.47                45                67              1.00%              5.3%
12/31/2013                        1.39                 0                 0              1.00%             30.8%
12/31/2012                        1.07                 0                 0              1.00%             16.2%
12/31/2011                        0.92                 0                 0              1.00%             -8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.75%            -11.3%
12/31/2014                        1.48                 0                 0              0.75%              5.5%
12/31/2013                        1.40                 0                 0              0.75%             31.2%
12/31/2012                        1.07                 0                 0              0.75%             16.5%
12/31/2011                        0.92                 0                 0              0.75%             -8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.50%            -11.1%
12/31/2014                        1.49                 0                 0              0.50%              5.8%
12/31/2013                        1.41                 0                 0              0.50%             31.5%
12/31/2012                        1.07                 0                 0              0.50%             16.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.25%            -10.9%
12/31/2014                        1.51                 0                 0              0.25%              6.1%
12/31/2013                        1.42                 0                 0              0.25%             31.8%
12/31/2012                        1.08                 0                 0              0.25%             17.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.00%            -10.7%
12/31/2014                        1.52                 0                 0              0.00%              6.3%
12/31/2013                        1.43                 0                 0              0.00%             32.2%
12/31/2012                        1.08                 0                 0              0.00%             17.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               1.4%
                2013               0.9%
                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       INVESCO GLOBAL LOW VOLATILITY EQUITY YIELD FUND A CLASS - 00141M572

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       237,546   $       281,676            19,156
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (4)
                                                       ---------------
Net assets                                             $       237,542
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       149,372            87,050   $          1.72
Band 100                                                        88,170            49,834              1.77
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.94
Band 0                                                               0                 0              2.00
                                                       ---------------   ---------------
 Total                                                 $       237,542           136,884
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,127
Mortality & expense charges                                                                         (2,976)
                                                                                           ---------------
Net investment income (loss)                                                                         7,151
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,339
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (40,275)
                                                                                           ---------------
Net gain (loss)                                                                                    (27,936)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (20,785)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,151   $              5,402
Net realized gain (loss)                                                      12,339                 14,960
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (40,275)               (32,020)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (20,785)               (11,658)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      30,552                225,045
Cost of units redeemed                                                       (54,637)               (47,580)
Account charges                                                                  (31)                   (32)
                                                                --------------------   --------------------
Increase (decrease)                                                          (24,116)               177,433
                                                                --------------------   --------------------
Net increase (decrease)                                                      (44,901)               165,775
Net assets, beginning                                                        282,443                116,668
                                                                --------------------   --------------------
Net assets, ending                                              $            237,542   $            282,443
                                                                ====================   ====================

Units sold                                                                    18,397                132,819
Units redeemed                                                               (30,928)               (44,904)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (12,531)                87,915
Units outstanding, beginning                                                 149,415                 61,500
                                                                --------------------   --------------------
Units outstanding, ending                                                    136,884                149,415
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,850,951
Cost of units redeemed/account charges                                                           (5,081,914)
Net investment income (loss)                                                                        278,400
Net realized gain (loss)                                                                           (381,104)
Realized gain distributions                                                                         615,339
Net change in unrealized appreciation (depreciation)                                                (44,130)
                                                                                       --------------------
Net assets                                                                             $            237,542
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                87   $           149              1.25%             -8.2%
12/31/2014                        1.87                88               165              1.25%             -1.5%
12/31/2013                        1.90                62               117              1.25%             27.6%
12/31/2012                        1.49                68               101              1.25%             11.9%
12/31/2011                        1.33               113               150              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                50   $            88              1.00%             -7.9%
12/31/2014                        1.92                61               117              1.00%             -1.3%
12/31/2013                        1.95                 0                 0              1.00%             27.9%
12/31/2012                        1.52                 0                 0              1.00%             12.2%
12/31/2011                        1.36                 0                 0              1.00%             -3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -7.7%
12/31/2014                        1.98                 0                 0              0.75%             -1.0%
12/31/2013                        2.00                 0                 0              0.75%             28.3%
12/31/2012                        1.56                 0                 0              0.75%             12.5%
12/31/2011                        1.38                 0                 0              0.75%             -3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%             -7.5%
12/31/2014                        2.03                 0                 0              0.50%             -0.8%
12/31/2013                        2.05                 0                 0              0.50%             28.6%
12/31/2012                        1.59                 0                 0              0.50%             12.8%
12/31/2011                        1.41                 0                 0              0.50%             -3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.25%             -7.2%
12/31/2014                        2.09                 0                 0              0.25%             -0.5%
12/31/2013                        2.10                 0                 0              0.25%             28.9%
12/31/2012                        1.63                 0                 0              0.25%             13.0%
12/31/2011                        1.44                 0                 0              0.25%             -3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.00%             -7.0%
12/31/2014                        2.15                 0                 0              0.00%             -0.3%
12/31/2013                        2.16                 0                 0              0.00%             29.2%
12/31/2012                        1.67                 0                 0              0.00%             13.3%
12/31/2011                        1.47                 0                 0              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.9%
                2014               3.9%
                2013               1.9%
                2012               1.9%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO VALUE OPPORTUNITIES FUND A CLASS - 00143M398

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        56,012   $        69,772             4,966
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        56,017
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        56,017            44,376   $          1.26
Band 100                                                             0                 0              1.28
Band 75                                                              0                 0              1.29
Band 50                                                              0                 0              1.31
Band 25                                                              0                 0              1.32
Band 0                                                               0                 0              1.34
                                                       ---------------   ---------------
 Total                                                 $        56,017            44,376
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           555
Mortality & expense charges                                                                         (2,627)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,072)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           103,896
Realized gain distributions                                                                          7,105
Net change in unrealized appreciation (depreciation)                                              (111,573)
                                                                                           ---------------
Net gain (loss)                                                                                       (572)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,644)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,072)  $              2,027
Net realized gain (loss)                                                     103,896                 12,349
Realized gain distributions                                                    7,105                      0
Net change in unrealized appreciation (depreciation)                        (111,573)                 4,945
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,644)                19,321
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      29,563                 69,907
Cost of units redeemed                                                      (369,260)               (42,271)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                         (339,697)                27,636
                                                                --------------------   --------------------
Net increase (decrease)                                                     (342,341)                46,957
Net assets, beginning                                                        398,358                351,401
                                                                --------------------   --------------------
Net assets, ending                                              $             56,017   $            398,358
                                                                ====================   ====================

Units sold                                                                    20,847                 50,578
Units redeemed                                                              (255,628)               (30,692)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (234,781)                19,886
Units outstanding, beginning                                                 279,157                259,271
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,376                279,157
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            528,705
Cost of units redeemed/account charges                                                             (594,371)
Net investment income (loss)                                                                         (3,393)
Net realized gain (loss)                                                                            131,410
Realized gain distributions                                                                           7,426
Net change in unrealized appreciation (depreciation)                                                (13,760)
                                                                                       --------------------
Net assets                                                                             $             56,017
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                44   $            56              1.25%            -11.5%
12/31/2014                        1.43               279               398              1.25%              5.3%
12/31/2013                        1.36               259               351              1.25%             30.9%
12/31/2012                        1.04               299               309              1.25%             16.2%
12/31/2011                        0.89               318               283              1.25%            -10.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              1.00%            -11.3%
12/31/2014                        1.44                 0                 0              1.00%              5.6%
12/31/2013                        1.36                 0                 0              1.00%             31.2%
12/31/2012                        1.04                 0                 0              1.00%             16.5%
12/31/2011                        0.89                 0                 0              1.00%            -10.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.75%            -11.1%
12/31/2014                        1.45                 0                 0              0.75%              5.8%
12/31/2013                        1.37                 0                 0              0.75%             31.5%
12/31/2012                        1.04                 0                 0              0.75%             16.8%
12/31/2011                        0.89                 0                 0              0.75%            -10.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.50%            -10.9%
12/31/2014                        1.47                 0                 0              0.50%              6.1%
12/31/2013                        1.38                 0                 0              0.50%             31.8%
12/31/2012                        1.05                 0                 0              0.50%             17.1%
12/31/2011                        0.90                 0                 0              0.50%            -10.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%            -10.7%
12/31/2014                        1.48                 0                 0              0.25%              6.3%
12/31/2013                        1.39                 0                 0              0.25%             32.2%
12/31/2012                        1.05                 0                 0              0.25%             17.4%
12/31/2011                        0.90                 0                 0              0.25%            -10.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.00%            -10.4%
12/31/2014                        1.49                 0                 0              0.00%              6.6%
12/31/2013                        1.40                 0                 0              0.00%             32.5%
12/31/2012                        1.06                 0                 0              0.00%             17.7%
12/31/2011                        0.90                 0                 0              0.00%            -10.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               1.8%
                2013               1.1%
                2012               1.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO INTERNATIONAL GROWTH FUND R CLASS - 008882755

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       471,880   $       483,415            15,426
                                                                         ===============   ===============
Receivables: investments sold                                      798
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       472,678
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       462,516           385,133   $          1.20
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.26
Band 50                                                              0                 0              1.29
Band 25                                                              0                 0              1.32
Band 0                                                          10,162             7,544              1.35
                                                       ---------------   ---------------
 Total                                                 $       472,678           392,677
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,673
Mortality & expense charges                                                                         (9,389)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,716)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,374
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (54,739)
                                                                                           ---------------
Net gain (loss)                                                                                    (41,365)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (46,081)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,716)  $               (443)
Net realized gain (loss)                                                      13,374                 17,075
Realized gain distributions                                                        0                 28,829
Net change in unrealized appreciation (depreciation)                         (54,739)               (63,554)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (46,081)               (18,093)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     118,536                156,135
Cost of units redeemed                                                      (464,019)              (174,234)
Account charges                                                                 (185)                  (416)
                                                                --------------------   --------------------
Increase (decrease)                                                         (345,668)               (18,515)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (391,749)               (36,608)
Net assets, beginning                                                        864,427                901,035
                                                                --------------------   --------------------
Net assets, ending                                              $            472,678   $            864,427
                                                                ====================   ====================

Units sold                                                                    95,085                122,006
Units redeemed                                                              (391,709)              (138,206)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (296,624)               (16,200)
Units outstanding, beginning                                                 689,301                705,501
                                                                --------------------   --------------------
Units outstanding, ending                                                    392,677                689,301
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,068,176
Cost of units redeemed/account charges                                                           (1,712,472)
Net investment income (loss)                                                                         (4,423)
Net realized gain (loss)                                                                            104,103
Realized gain distributions                                                                          28,829
Net change in unrealized appreciation (depreciation)                                                (11,535)
                                                                                       --------------------
Net assets                                                                             $            472,678
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20               385   $           463              1.25%             -4.1%
12/31/2014                        1.25               677               847              1.25%             -1.6%
12/31/2013                        1.27               675               859              1.25%             16.9%
12/31/2012                        1.09               672               731              1.25%             13.4%
12/31/2011                        0.96               252               241              1.25%             -8.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%             -3.8%
12/31/2014                        1.28                 0                 0              1.00%             -1.4%
12/31/2013                        1.30                 0                 0              1.00%             17.2%
12/31/2012                        1.10                 0                 0              1.00%             13.7%
12/31/2011                        0.97                 0                 0              1.00%             -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.75%             -3.6%
12/31/2014                        1.30                 0                 0              0.75%             -1.1%
12/31/2013                        1.32                 0                 0              0.75%             17.5%
12/31/2012                        1.12                 0                 0              0.75%             14.0%
12/31/2011                        0.98                 0                 0              0.75%             -7.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.50%             -3.3%
12/31/2014                        1.33                 0                 0              0.50%             -0.9%
12/31/2013                        1.34                 0                 0              0.50%             17.8%
12/31/2012                        1.14                 0                 0              0.50%             14.3%
12/31/2011                        1.00                 0                 0              0.50%             -7.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%             -3.1%
12/31/2014                        1.36                 0                 0              0.25%             -0.6%
12/31/2013                        1.37                 0                 0              0.25%             18.1%
12/31/2012                        1.16                 0                 0              0.25%             14.6%
12/31/2011                        1.01                 0                 0              0.25%             -7.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 8   $            10              0.00%             -2.8%
12/31/2014                        1.39                12                17              0.00%             -0.4%
12/31/2013                        1.39                30                42              0.00%             18.4%
12/31/2012                        1.18                27                32              0.00%             14.8%
12/31/2011                        1.02                23                23              0.00%             -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               1.2%
                2013               0.9%
                2012               1.2%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             INVESCO INTERNATIONAL GROWTH FUND R5 CLASS - 008882771

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,377,863   $     5,255,941           171,692
                                                                         ===============   ===============
Receivables: investments sold                                   20,155
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,398,018
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,106,532         2,437,905   $          1.27
Band 100                                                             0                 0              1.30
Band 75                                                              0                 0              1.33
Band 50                                                              0                 0              1.37
Band 25                                                              0                 0              1.40
Band 0                                                       2,291,486         1,603,106              1.43
                                                       ---------------   ---------------
 Total                                                 $     5,398,018         4,041,011
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        82,586
Mortality & expense charges                                                                        (27,686)
                                                                                           ---------------
Net investment income (loss)                                                                        54,900
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           164,596
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (392,481)
                                                                                           ---------------
Net gain (loss)                                                                                   (227,885)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (172,985)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             54,900   $             44,309
Net realized gain (loss)                                                     164,596                 77,727
Realized gain distributions                                                        0                120,740
Net change in unrealized appreciation (depreciation)                        (392,481)              (258,076)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (172,985)               (15,300)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,751,477                521,662
Cost of units redeemed                                                      (964,524)              (451,691)
Account charges                                                                 (586)                  (545)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,786,367                 69,426
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,613,382                 54,126
Net assets, beginning                                                      3,784,636              3,730,510
                                                                --------------------   --------------------
Net assets, ending                                              $          5,398,018   $          3,784,636
                                                                ====================   ====================

Units sold                                                                 2,030,546                377,570
Units redeemed                                                              (674,538)              (327,382)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,356,008                 50,188
Units outstanding, beginning                                               2,685,003              2,634,815
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,041,011              2,685,003
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,493,492
Cost of units redeemed/account charges                                                           (5,813,093)
Net investment income (loss)                                                                        237,358
Net realized gain (loss)                                                                            203,306
Realized gain distributions                                                                         155,033
Net change in unrealized appreciation (depreciation)                                                121,922
                                                                                       --------------------
Net assets                                                                             $          5,398,018
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27             2,438   $         3,107              1.25%             -3.5%
12/31/2014                        1.32             1,007             1,330              1.25%             -1.0%
12/31/2013                        1.33               914             1,219              1.25%             17.6%
12/31/2012                        1.13               637               722              1.25%             14.1%
12/31/2011                        0.99               889               883              1.25%             -7.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              1.00%             -3.3%
12/31/2014                        1.35                 0                 0              1.00%             -0.8%
12/31/2013                        1.36                 0                 0              1.00%             17.9%
12/31/2012                        1.15                 0                 0              1.00%             14.4%
12/31/2011                        1.01                 0                 0              1.00%             -7.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.75%             -3.0%
12/31/2014                        1.38                 0                 0              0.75%             -0.5%
12/31/2013                        1.38                 0                 0              0.75%             18.2%
12/31/2012                        1.17                 0                 0              0.75%             14.7%
12/31/2011                        1.02                 0                 0              0.75%             -7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.50%             -2.8%
12/31/2014                        1.40                 0                 0              0.50%             -0.3%
12/31/2013                        1.41                 0                 0              0.50%             18.5%
12/31/2012                        1.19                 0                 0              0.50%             15.0%
12/31/2011                        1.03                 0                 0              0.50%             -7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%             -2.5%
12/31/2014                        1.43                 0                 0              0.25%              0.0%
12/31/2013                        1.43                 0                 0              0.25%             18.8%
12/31/2012                        1.21                 0                 0              0.25%             15.3%
12/31/2011                        1.05                 0                 0              0.25%             -6.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43             1,603   $         2,291              0.00%             -2.3%
12/31/2014                        1.46             1,678             2,455              0.00%              0.2%
12/31/2013                        1.46             1,721             2,512              0.00%             19.1%
12/31/2012                        1.23             1,695             2,076              0.00%             15.6%
12/31/2011                        1.06             1,747             1,852              0.00%             -6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.6%
                2013               1.6%
                2012               1.3%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND R CLASS - 00141M598

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,432,703   $     2,639,295           117,528
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (25,717)
                                                       ---------------
Net assets                                             $     2,406,986
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,036,445         1,074,234   $          1.90
Band 100                                                       247,208           126,470              1.95
Band 75                                                              0                 0              2.02
Band 50                                                        105,352            50,695              2.08
Band 25                                                              0                 0              2.14
Band 0                                                          17,981             8,134              2.21
                                                       ---------------   ---------------
 Total                                                 $     2,406,986         1,259,533
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (31,547)
                                                                                           ---------------
Net investment income (loss)                                                                       (31,547)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,598
Realized gain distributions                                                                        150,593
Net change in unrealized appreciation (depreciation)                                              (329,280)
                                                                                           ---------------
Net gain (loss)                                                                                   (102,089)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (133,636)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (31,547)  $            (38,279)
Net realized gain (loss)                                                      76,598                301,793
Realized gain distributions                                                  150,593                319,803
Net change in unrealized appreciation (depreciation)                        (329,280)              (491,608)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (133,636)                91,709
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     414,837                575,031
Cost of units redeemed                                                      (836,293)            (1,954,865)
Account charges                                                                 (825)                  (528)
                                                                --------------------   --------------------
Increase (decrease)                                                         (422,281)            (1,380,362)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (555,917)            (1,288,653)
Net assets, beginning                                                      2,962,903              4,251,556
                                                                --------------------   --------------------
Net assets, ending                                              $          2,406,986   $          2,962,903
                                                                ====================   ====================

Units sold                                                                   221,793                401,498
Units redeemed                                                              (426,358)            (1,100,178)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (204,565)              (698,680)
Units outstanding, beginning                                               1,464,098              2,162,778
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,259,533              1,464,098
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,623,389
Cost of units redeemed/account charges                                                           (9,167,384)
Net investment income (loss)                                                                       (294,214)
Net realized gain (loss)                                                                            709,853
Realized gain distributions                                                                       1,741,934
Net change in unrealized appreciation (depreciation)                                               (206,592)
                                                                                       --------------------
Net assets                                                                             $          2,406,986
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90             1,074   $         2,036              1.25%             -5.8%
12/31/2014                        2.01             1,266             2,547              1.25%              2.9%
12/31/2013                        1.95             2,051             4,008              1.25%             27.2%
12/31/2012                        1.54             2,609             4,007              1.25%              8.8%
12/31/2011                        1.41             2,712             3,829              1.25%             -7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95               126   $           247              1.00%             -5.5%
12/31/2014                        2.07               157               325              1.00%              3.2%
12/31/2013                        2.00                 9                18              1.00%             27.6%
12/31/2012                        1.57                28                44              1.00%              9.1%
12/31/2011                        1.44                28                41              1.00%             -7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.75%             -5.3%
12/31/2014                        2.13                 0                 0              0.75%              3.5%
12/31/2013                        2.06                 0                 0              0.75%             27.9%
12/31/2012                        1.61                 0                 0              0.75%              9.3%
12/31/2011                        1.47                 0                 0              0.75%             -7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08                51   $           105              0.50%             -5.1%
12/31/2014                        2.19                31                67              0.50%              3.7%
12/31/2013                        2.11                27                56              0.50%             28.2%
12/31/2012                        1.65                23                38              0.50%              9.6%
12/31/2011                        1.50                24                35              0.50%             -7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14                 0   $             0              0.25%             -4.8%
12/31/2014                        2.25                 0                 0              0.25%              4.0%
12/31/2013                        2.17                 0                 0              0.25%             28.5%
12/31/2012                        1.68                 0                 0              0.25%              9.9%
12/31/2011                        1.53                 0                 0              0.25%             -6.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21                 8   $            18              0.00%             -4.6%
12/31/2014                        2.32                10                24              0.00%              4.2%
12/31/2013                        2.22                76               169              0.00%             28.8%
12/31/2012                        1.72               222               383              0.00%             10.2%
12/31/2011                        1.57               202               317              0.00%             -6.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              INVESCO MID CAP CORE EQUITY FUND A CLASS - 00141M812

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,979,432   $     2,154,549            94,184
                                                                         ===============   ===============
Receivables: investments sold                                   11,636
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,991,068
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,991,068         1,030,485   $          1.93
Band 100                                                             0                 0              1.99
Band 75                                                              0                 0              2.05
Band 50                                                              0                 0              2.12
Band 25                                                              0                 0              2.18
Band 0                                                               0                 0              2.29
                                                       ---------------   ---------------
 Total                                                 $     1,991,068         1,030,485
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           727
Mortality & expense charges                                                                        (34,111)
                                                                                           ---------------
Net investment income (loss)                                                                       (33,384)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            98,688
Realized gain distributions                                                                        119,618
Net change in unrealized appreciation (depreciation)                                              (330,265)
                                                                                           ---------------
Net gain (loss)                                                                                   (111,959)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (145,343)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (33,384)  $            (43,665)
Net realized gain (loss)                                                      98,688                301,582
Realized gain distributions                                                  119,618                316,367
Net change in unrealized appreciation (depreciation)                        (330,265)              (465,297)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (145,343)               108,987
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     346,696                529,142
Cost of units redeemed                                                    (1,219,210)            (1,797,283)
Account charges                                                                 (134)                  (163)
                                                                --------------------   --------------------
Increase (decrease)                                                         (872,648)            (1,268,304)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,017,991)            (1,159,317)
Net assets, beginning                                                      3,009,059              4,168,376
                                                                --------------------   --------------------
Net assets, ending                                              $          1,991,068   $          3,009,059
                                                                ====================   ====================

Units sold                                                                   180,408                273,234
Units redeemed                                                              (621,268)              (905,516)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (440,860)              (632,282)
Units outstanding, beginning                                               1,471,345              2,103,627
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,030,485              1,471,345
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,243,982
Cost of units redeemed/account charges                                                          (10,341,985)
Net investment income (loss)                                                                       (317,523)
Net realized gain (loss)                                                                            684,062
Realized gain distributions                                                                       1,897,649
Net change in unrealized appreciation (depreciation)                                               (175,117)
                                                                                       --------------------
Net assets                                                                             $          1,991,068
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93             1,030   $         1,991              1.25%             -5.5%
12/31/2014                        2.05             1,471             3,009              1.25%              3.2%
12/31/2013                        1.98             2,104             4,168              1.25%             27.6%
12/31/2012                        1.55             2,557             3,971              1.25%              9.0%
12/31/2011                        1.42             3,252             4,633              1.25%             -7.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              1.00%             -5.3%
12/31/2014                        2.10                 0                 0              1.00%              3.5%
12/31/2013                        2.03                 0                 0              1.00%             27.9%
12/31/2012                        1.59                 0                 0              1.00%              9.3%
12/31/2011                        1.45                 0                 0              1.00%             -7.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.05                 0   $             0              0.75%             -5.0%
12/31/2014                        2.16                 0                 0              0.75%              3.7%
12/31/2013                        2.09                 0                 0              0.75%             28.2%
12/31/2012                        1.63                 0                 0              0.75%              9.6%
12/31/2011                        1.48                 0                 0              0.75%             -6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.50%             -4.8%
12/31/2014                        2.23                 0                 0              0.50%              4.0%
12/31/2013                        2.14                 0                 0              0.50%             28.5%
12/31/2012                        1.66                 0                 0              0.50%              9.8%
12/31/2011                        1.52                 0                 0              0.50%             -6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.25%             -4.6%
12/31/2014                        2.29                 0                 0              0.25%              4.2%
12/31/2013                        2.20                 0                 0              0.25%             28.9%
12/31/2012                        1.70                 0                 0              0.25%             10.1%
12/31/2011                        1.55                 0                 0              0.25%             -6.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                 0   $             0              0.00%             -4.3%
12/31/2014                        2.39                 0                 0              0.00%              4.5%
12/31/2013                        2.29                 0                 0              0.00%             29.2%
12/31/2012                        1.77                49                86              0.00%             10.4%
12/31/2011                        1.61                27                43              0.00%             -6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND Y CLASS - 466000635

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,543,387   $     3,087,405           370,700
                                                                         ===============   ===============
Receivables: investments sold                                   29,274
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,572,661
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,572,661         2,660,737   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $     2,572,661         2,660,737
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       196,655
Mortality & expense charges                                                                        (33,296)
                                                                                           ---------------
Net investment income (loss)                                                                       163,359
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,497)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (377,166)
                                                                                           ---------------
Net gain (loss)                                                                                   (399,663)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (236,304)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            163,359   $             98,651
Net realized gain (loss)                                                     (22,497)                   (29)
Realized gain distributions                                                        0                 40,975
Net change in unrealized appreciation (depreciation)                        (377,166)              (166,852)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (236,304)               (27,255)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     474,115              2,860,999
Cost of units redeemed                                                      (240,112)              (258,361)
Account charges                                                                 (204)                  (217)
                                                                --------------------   --------------------
Increase (decrease)                                                          233,799              2,602,421
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,505)             2,575,166
Net assets, beginning                                                      2,575,166                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          2,572,661   $          2,575,166
                                                                ====================   ====================

Units sold                                                                   470,950              2,675,736
Units redeemed                                                              (246,139)              (239,810)
                                                                --------------------   --------------------
Net increase (decrease)                                                      224,811              2,435,926
Units outstanding, beginning                                               2,435,926                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,660,737              2,435,926
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,335,114
Cost of units redeemed/account charges                                                             (498,894)
Net investment income (loss)                                                                        262,010
Net realized gain (loss)                                                                            (22,526)
Realized gain distributions                                                                          40,975
Net change in unrealized appreciation (depreciation)                                               (544,018)
                                                                                       --------------------
Net assets                                                                             $          2,572,661
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97             2,661   $         2,573              1.25%             -8.5%
12/31/2014                        1.06             2,436             2,575              1.25%              0.2%
12/31/2013                        1.05                 0                 0              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -8.3%
12/31/2014                        1.06                 0                 0              1.00%              0.5%
12/31/2013                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -8.1%
12/31/2014                        1.07                 0                 0              0.75%              0.7%
12/31/2013                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -7.8%
12/31/2014                        1.07                 0                 0              0.50%              1.0%
12/31/2013                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -7.6%
12/31/2014                        1.07                 0                 0              0.25%              1.2%
12/31/2013                        1.06                 0                 0              0.25%              6.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -7.4%
12/31/2014                        1.08                 0                 0              0.00%              1.5%
12/31/2013                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               7.6%
                2014               9.5%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   IVY ASSET STRATEGY FUND R CLASS - 466000114

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       117,249   $       147,813             5,391
                                                                         ===============   ===============
Receivables: investments sold                                       59
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       117,308
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       117,308           116,298   $          1.01
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $       117,308           116,298
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,273)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,273)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,253)
Realized gain distributions                                                                          6,788
Net change in unrealized appreciation (depreciation)                                               (16,237)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,702)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (11,975)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,273)  $               (121)
Net realized gain (loss)                                                      (1,253)                   (25)
Realized gain distributions                                                    6,788                 12,461
Net change in unrealized appreciation (depreciation)                         (16,237)               (14,327)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (11,975)                (2,012)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,578                 87,850
Cost of units redeemed                                                       (14,325)                (1,808)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           45,253                 86,042
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,278                 84,030
Net assets, beginning                                                         84,030                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            117,308   $             84,030
                                                                ====================   ====================

Units sold                                                                    54,117                 76,676
Units redeemed                                                               (12,933)                (1,562)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,184                 75,114
Units outstanding, beginning                                                  75,114                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    116,298                 75,114
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            147,428
Cost of units redeemed/account charges                                                              (16,133)
Net investment income (loss)                                                                         (1,394)
Net realized gain (loss)                                                                             (1,278)
Realized gain distributions                                                                          19,249
Net change in unrealized appreciation (depreciation)                                                (30,564)
                                                                                       --------------------
Net assets                                                                             $            117,308
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01               116   $           117              1.25%             -9.8%
12/31/2014                        1.12                75                84              1.25%             -6.5%
12/31/2013                        1.20                 0                 0              1.25%             19.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -9.6%
12/31/2014                        1.12                 0                 0              1.00%             -6.3%
12/31/2013                        1.20                 0                 0              1.00%             19.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%             -9.4%
12/31/2014                        1.13                 0                 0              0.75%             -6.1%
12/31/2013                        1.20                 0                 0              0.75%             20.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%             -9.2%
12/31/2014                        1.13                 0                 0              0.50%             -5.8%
12/31/2013                        1.20                 0                 0              0.50%             20.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%             -8.9%
12/31/2014                        1.14                 0                 0              0.25%             -5.6%
12/31/2013                        1.20                 0                 0              0.25%             20.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015 $                      1.04                 0   $             0              0.00%             -8.7%
12/31/2014                        1.14                 0                 0              0.00%             -5.4%
12/31/2013                        1.21                 0                 0              0.00%             20.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.4%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             IVY ASSET STRATEGY FUND Y CLASS - 466000726 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.25%             -9.6%
12/31/2014                        1.13                 0                 0              1.25%             -6.2%
12/31/2013                        1.20                 0                 0              1.25%             19.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -9.3%
12/31/2014                        1.13                 0                 0              1.00%             -6.0%
12/31/2013                        1.20                 0                 0              1.00%             20.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%             -9.1%
12/31/2014                        1.13                 0                 0              0.75%             -5.7%
12/31/2013                        1.20                 0                 0              0.75%             20.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%             -8.9%
12/31/2014                        1.14                 0                 0              0.50%             -5.5%
12/31/2013                        1.20                 0                 0              0.50%             20.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%             -8.7%
12/31/2014                        1.14                 0                 0              0.25%             -5.2%
12/31/2013                        1.21                 0                 0              0.25%             20.6%


                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%             -8.4%
12/31/2014                        1.15                 0                 0              0.00%             -5.0%
12/31/2013                        1.21                 0                 0              0.00%             20.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      IVY BALANCED FUND Y CLASS - 465898583

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,866,377   $     8,129,561           334,289
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (17,257)
                                                       ---------------
Net assets                                             $     7,849,120
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,849,120         6,640,665   $          1.18
Band 100                                                             0                 0              1.19
Band 75                                                              0                 0              1.20
Band 50                                                              0                 0              1.20
Band 25                                                              0                 0              1.21
Band 0                                                               0                 0              1.22
                                                       ---------------   ---------------
 Total                                                 $     7,849,120         6,640,665
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        89,912
Mortality & expense charges                                                                       (100,853)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,941)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            70,829
Realized gain distributions                                                                        375,781
Net change in unrealized appreciation (depreciation)                                              (580,011)
                                                                                           ---------------
Net gain (loss)                                                                                   (133,401)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (144,342)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,941)  $            (40,875)
Net realized gain (loss)                                                      70,829                 23,250
Realized gain distributions                                                  375,781                233,199
Net change in unrealized appreciation (depreciation)                        (580,011)               315,686
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (144,342)               531,260
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,421,671              9,061,979
Cost of units redeemed                                                    (1,625,578)            (1,418,372)
Account charges                                                                 (465)                  (196)
                                                                --------------------   --------------------
Increase (decrease)                                                         (204,372)             7,643,411
                                                                --------------------   --------------------
Net increase (decrease)                                                     (348,714)             8,174,671
Net assets, beginning                                                      8,197,834                 23,163
                                                                --------------------   --------------------
Net assets, ending                                              $          7,849,120   $          8,197,834
                                                                ====================   ====================

Units sold                                                                 1,201,098              8,087,651
Units redeemed                                                            (1,382,070)            (1,286,436)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (180,972)             6,801,215
Units outstanding, beginning                                               6,821,637                 20,422
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,640,665              6,821,637
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,505,192
Cost of units redeemed/account charges                                                           (3,044,611)
Net investment income (loss)                                                                        (51,823)
Net realized gain (loss)                                                                             94,081
Realized gain distributions                                                                         609,465
Net change in unrealized appreciation (depreciation)                                               (263,184)
                                                                                       --------------------
Net assets                                                                             $          7,849,120
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18             6,641   $         7,849              1.25%             -1.6%
12/31/2014                        1.20             6,822             8,198              1.25%              6.0%
12/31/2013                        1.13                20                23              1.25%             13.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              1.00%             -1.4%
12/31/2014                        1.21                 0                 0              1.00%              6.2%
12/31/2013                        1.14                 0                 0              1.00%             13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.75%             -1.2%
12/31/2014                        1.21                 0                 0              0.75%              6.5%
12/31/2013                        1.14                 0                 0              0.75%             13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.50%             -0.9%
12/31/2014                        1.22                 0                 0              0.50%              6.8%
12/31/2013                        1.14                 0                 0              0.50%             13.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.25%             -0.7%
12/31/2014                        1.22                 0                 0              0.25%              7.0%
12/31/2013                        1.14                 0                 0              0.25%             14.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.00%             -0.4%
12/31/2014                        1.22                 0                 0              0.00%              7.3%
12/31/2013                        1.14                 0                 0              0.00%             14.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.2%
                2013               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      IVY BALANCED FUND R CLASS - 465899375

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       189,459   $       197,370             8,076
                                                                         ===============   ===============
Receivables: investments sold                                      167
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       189,626
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       189,626           161,816   $          1.17
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.19
Band 50                                                              0                 0              1.19
Band 25                                                              0                 0              1.20
Band 0                                                               0                 0              1.21
                                                       ---------------   ---------------
 Total                                                 $       189,626           161,816
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,556
Mortality & expense charges                                                                         (2,685)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,129)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,502
Realized gain distributions                                                                          8,973
Net change in unrealized appreciation (depreciation)                                               (13,228)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,753)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,882)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,129)  $             (1,646)
Net realized gain (loss)                                                       1,502                    362
Realized gain distributions                                                    8,973                  6,552
Net change in unrealized appreciation (depreciation)                         (13,228)                 5,776
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,882)                11,044
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      13,045                197,632
Cost of units redeemed                                                       (49,528)               (41,993)
Account charges                                                                 (160)                  (309)
                                                                --------------------   --------------------
Increase (decrease)                                                          (36,643)               155,330
                                                                --------------------   --------------------
Net increase (decrease)                                                      (40,525)               166,374
Net assets, beginning                                                        230,151                 63,777
                                                                --------------------   --------------------
Net assets, ending                                              $            189,626   $            230,151
                                                                ====================   ====================

Units sold                                                                    11,068                173,223
Units redeemed                                                               (41,840)               (36,988)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (30,772)               136,235
Units outstanding, beginning                                                 192,588                 56,353
                                                                --------------------   --------------------
Units outstanding, ending                                                    161,816                192,588
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            273,690
Cost of units redeemed/account charges                                                              (92,093)
Net investment income (loss)                                                                         (2,775)
Net realized gain (loss)                                                                              1,864
Realized gain distributions                                                                          16,851
Net change in unrealized appreciation (depreciation)                                                 (7,911)
                                                                                       --------------------
Net assets                                                                             $            189,626
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17               162   $           190              1.25%             -1.9%
12/31/2014                        1.20               193               230              1.25%              5.6%
12/31/2013                        1.13                56                64              1.25%             13.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             -1.7%
12/31/2014                        1.20                 0                 0              1.00%              5.9%
12/31/2013                        1.13                 0                 0              1.00%             13.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.75%             -1.4%
12/31/2014                        1.20                 0                 0              0.75%              6.1%
12/31/2013                        1.13                 0                 0              0.75%             13.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.50%             -1.2%
12/31/2014                        1.21                 0                 0              0.50%              6.4%
12/31/2013                        1.14                 0                 0              0.50%             13.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -1.0%
12/31/2014                        1.21                 0                 0              0.25%              6.7%
12/31/2013                        1.14                 0                 0              0.25%             13.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.00%             -0.7%
12/31/2014                        1.22                 0                 0              0.00%              6.9%
12/31/2013                        1.14                 0                 0              0.00%             13.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.5%
                2013               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    IVY HIGH INCOME FUND R CLASS - 465899490

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       110,593   $       132,248            15,961
                                                                         ===============   ===============
Receivables: investments sold                                      178
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       110,771
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       110,771           115,539   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $       110,771           115,539
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,122
Mortality & expense charges                                                                         (1,619)
                                                                                           ---------------
Net investment income (loss)                                                                         7,503
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,330)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (10,242)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,572)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,069)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,503   $              7,726
Net realized gain (loss)                                                      (6,330)                  (396)
Realized gain distributions                                                        0                  2,884
Net change in unrealized appreciation (depreciation)                         (10,242)               (11,769)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,069)                (1,555)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      32,191                154,160
Cost of units redeemed                                                       (90,671)               (69,383)
Account charges                                                                  (17)                  (138)
                                                                --------------------   --------------------
Increase (decrease)                                                          (58,497)                84,639
                                                                --------------------   --------------------
Net increase (decrease)                                                      (67,566)                83,084
Net assets, beginning                                                        178,337                 95,253
                                                                --------------------   --------------------
Net assets, ending                                              $            110,771   $            178,337
                                                                ====================   ====================

Units sold                                                                    31,117                143,754
Units redeemed                                                               (85,171)               (64,642)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (54,054)                79,112
Units outstanding, beginning                                                  169593                  90481
                                                                --------------------   --------------------
Units outstanding, ending                                                    115,539                169,593
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            278,631
Cost of units redeemed/account charges                                                             (160,622)
Net investment income (loss)                                                                         16,843
Net realized gain (loss)                                                                             (6,717)
Realized gain distributions                                                                           4,291
Net change in unrealized appreciation (depreciation)                                                (21,655)
                                                                                       --------------------
Net assets                                                                             $            110,771
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96               116   $           111              1.25%             -8.8%
12/31/2014                        1.05               170               178              1.25%             -0.1%
12/31/2013                        1.05                90                95              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -8.6%
12/31/2014                        1.06                 0                 0              1.00%              0.1%
12/31/2013                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -8.4%
12/31/2014                        1.06                 0                 0              0.75%              0.4%
12/31/2013                        1.06                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -8.1%
12/31/2014                        1.06                 0                 0              0.50%              0.6%
12/31/2013                        1.06                 0                 0              0.50%              5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -7.9%
12/31/2014                        1.07                 0                 0              0.25%              0.9%
12/31/2013                        1.06                 0                 0              0.25%              5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -7.7%
12/31/2014                        1.07                 0                 0              0.00%              1.1%
12/31/2013                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               6.3%
                2014               7.1%
                2013               4.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 IVY ENERGY FUND R CLASS - 465899367 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.88
Band 100                                                             0                 0              0.88
Band 75                                                              0                 0              0.88
Band 50                                                              0                 0              0.88
Band 25                                                              0                 0              0.88
Band 0                                                               0                 0              0.88
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              1.25%            -12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              1.00%            -12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.75%            -12.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.50%            -11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.25%            -11.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.00%            -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 IVY ENERGY FUND Y CLASS - 466000361 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.88
Band 100                                                             0                 0              0.88
Band 75                                                              0                 0              0.88
Band 50                                                              0                 0              0.88
Band 25                                                              0                 0              0.88
Band 0                                                               0                 0              0.88
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              1.25%            -12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              1.00%            -12.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.75%            -11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.50%            -11.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.25%            -11.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 0   $             0              0.00%            -11.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          IVY SCIENCE AND TECHNOLOGY FUND R CLASS-466000437 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          IVY SCIENCE AND TECHNOLOGY FUND Y CLASS-466000676 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             JANUS ASPEN BALANCED PORTFOLIO SERVICE CLASS-471021691

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,181,450   $     5,213,900           163,567
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (11,081)
                                                       ---------------
Net assets                                             $     5,170,369
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,170,369         3,634,578   $          1.42
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.48
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $     5,170,369         3,634,578
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        77,554
Mortality & expense charges                                                                        (59,502)
                                                                                           ---------------
Net investment income (loss)                                                                        18,052
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            51,051
Realized gain distributions                                                                        138,195
Net change in unrealized appreciation (depreciation)                                              (246,540)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,294)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,242)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,052   $             10,941
Net realized gain (loss)                                                      51,051                 30,062
Realized gain distributions                                                  138,195                 71,209
Net change in unrealized appreciation (depreciation)                        (246,540)               103,759
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,242)               215,971
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,526,214              2,294,343
Cost of units redeemed                                                      (734,698)              (593,873)
Account charges                                                                 (419)                  (168)
                                                                --------------------   --------------------
Increase (decrease)                                                          791,097              1,700,302
                                                                --------------------   --------------------
Net increase (decrease)                                                      751,855              1,916,273
Net assets, beginning                                                      4,418,514              2,502,241
                                                                --------------------   --------------------
Net assets, ending                                              $          5,170,369   $          4,418,514
                                                                ====================   ====================

Units sold                                                                 1,066,644              1,656,577
Units redeemed                                                              (512,140)              (441,022)
                                                                --------------------   --------------------
Net increase (decrease)                                                      554,504              1,215,555
Units outstanding, beginning                                               3,080,074              1,864,519
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,634,578              3,080,074
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,181,624
Cost of units redeemed/account charges                                                           (1,422,316)
Net investment income (loss)                                                                         53,148
Net realized gain (loss)                                                                             83,268
Realized gain distributions                                                                         307,095
Net change in unrealized appreciation (depreciation)                                                (32,450)
                                                                                       --------------------
Net assets                                                                             $          5,170,369
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42             3,635   $         5,170              1.25%              -0.8%
12/31/2014                        1.43             3,080             4,419              1.25%               6.9%
12/31/2013                        1.34             1,865             2,502              1.25%              18.3%
12/31/2012                        1.13               255               289              1.25%              12.0%
12/31/2011                        1.01                 4                 4              1.25%               0.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%              -0.6%
12/31/2014                        1.45                 0                 0              1.00%               7.2%
12/31/2013                        1.35                 0                 0              1.00%              18.6%
12/31/2012                        1.14                 0                 0              1.00%              12.2%
12/31/2011                        1.02                 0                 0              1.00%               0.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%              -0.3%
12/31/2014                        1.46                 0                 0              0.75%               7.4%
12/31/2013                        1.36                 0                 0              0.75%              18.9%
12/31/2012                        1.15                 0                 0              0.75%              12.5%
12/31/2011                        1.02                 0                 0              0.75%               0.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.50%              -0.1%
12/31/2014                        1.48                 0                 0              0.50%               7.7%
12/31/2013                        1.37                 0                 0              0.50%              19.2%
12/31/2012                        1.15                 0                 0              0.50%              12.8%
12/31/2011                        1.02                 0                 0              0.50%               0.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%               0.2%
12/31/2014                        1.50                 0                 0              0.25%               8.0%
12/31/2013                        1.39                 0                 0              0.25%              19.5%
12/31/2012                        1.16                 0                 0              0.25%              13.1%
12/31/2011                        1.03                 0                 0              0.25%               1.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%               0.4%
12/31/2014                        1.51                 0                 0              0.00%               8.2%
12/31/2013                        1.40                 0                 0              0.00%              19.8%
12/31/2012                        1.17                 0                 0              0.00%              13.4%
12/31/2011                        1.03                 0                 0              0.00%               1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.5%
                2013               2.8%
                2012               3.5%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        JANUS ASPEN FLEXIBLE BOND PORTFOLIO INSTITUTIONAL CLASS-471021501

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    36,705,527   $    38,273,859         3,161,273
                                                                         ===============   ===============
Receivables: investments sold                                  186,540
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    36,892,067
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    36,892,067        15,306,921   $          2.41
Band 100                                                             0                 0              2.49
Band 75                                                              0                 0              2.56
Band 50                                                              0                 0              2.64
Band 25                                                              0                 0              2.72
Band 0                                                               0                 0              3.05
                                                       ---------------   ---------------
 Total                                                 $    36,892,067        15,306,921
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       861,533
Mortality & expense charges                                                                       (459,041)
                                                                                           ---------------
Net investment income (loss)                                                                       402,492
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (117,059)
Realized gain distributions                                                                        173,208
Net change in unrealized appreciation (depreciation)                                              (840,395)
                                                                                           ---------------
Net gain (loss)                                                                                   (784,246)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (381,754)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            402,492   $            822,074
Net realized gain (loss)                                                    (117,059)               (97,826)
Realized gain distributions                                                  173,208                      0
Net change in unrealized appreciation (depreciation)                        (840,395)               590,945
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (381,754)             1,315,193
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,768,291              8,139,327
Cost of units redeemed                                                    (6,981,631)           (10,009,018)
Account charges                                                               (7,741)                (6,640)
                                                                --------------------   --------------------
Increase (decrease)                                                          778,919             (1,876,331)
                                                                --------------------   --------------------
Net increase (decrease)                                                      397,165               (561,138)
Net assets, beginning                                                     36,494,902             37,056,040
                                                                --------------------   --------------------
Net assets, ending                                              $         36,892,067   $         36,494,902
                                                                ====================   ====================

Units sold                                                                 3,300,107              3,403,715
Units redeemed                                                            (2,980,604)            (4,186,858)
                                                                --------------------   --------------------
Net increase (decrease)                                                      319,503               (783,143)
Units outstanding, beginning                                              14,987,418             15,770,561
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,306,921             14,987,418
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        131,710,138
Cost of units redeemed/account charges                                                         (108,119,303)
Net investment income (loss)                                                                     11,263,701
Net realized gain (loss)                                                                             86,540
Realized gain distributions                                                                       3,519,323
Net change in unrealized appreciation (depreciation)                                             (1,568,332)
                                                                                       --------------------
Net assets                                                                             $         36,892,067
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.41            15,307   $        36,892              1.25%              -1.0%
12/31/2014                        2.44            14,987            36,495              1.25%               3.6%
12/31/2013                        2.35            15,771            37,056              1.25%              -1.4%
12/31/2012                        2.38            16,708            39,807              1.25%               7.0%
12/31/2011                        2.23            14,718            32,774              1.25%               5.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.49                 0   $             0              1.00%              -0.8%
12/31/2014                        2.50                 0                 0              1.00%               3.9%
12/31/2013                        2.41                 0                 0              1.00%              -1.1%
12/31/2012                        2.44                 0                 0              1.00%               7.3%
12/31/2011                        2.27                 0                 0              1.00%               5.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.56                 0   $             0              0.75%              -0.5%
12/31/2014                        2.58                 0                 0              0.75%               4.2%
12/31/2013                        2.47                 0                 0              0.75%              -0.9%
12/31/2012                        2.50                 0                 0              0.75%               7.5%
12/31/2011                        2.32                 0                 0              0.75%               5.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.64                 0   $             0              0.50%              -0.3%
12/31/2014                        2.65                 0                 0              0.50%               4.4%
12/31/2013                        2.54                 0                 0              0.50%              -0.6%
12/31/2012                        2.55                 0                 0              0.50%               7.8%
12/31/2011                        2.37                 0                 0              0.50%               6.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.72                 0   $             0              0.25%               0.0%
12/31/2014                        2.72                 0                 0              0.25%               4.7%
12/31/2013                        2.60                 0                 0              0.25%              -0.4%
12/31/2012                        2.61                 0                 0              0.25%               8.1%
12/31/2011                        2.42                 0                 0              0.25%               6.5%

                                                               BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          3.05                 0   $             0              0.00%               0.2%
12/31/2014                        3.04                 0                 0              0.00%               4.9%
12/31/2013                        2.90                 0                 0              0.00%              -0.1%
12/31/2012                        2.90                 0                 0              0.00%               8.3%
12/31/2011                        2.68                 0                 0              0.00%               6.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               3.5%
                2013               4.2%
                2012               3.9%
                2011               7.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      JANUS ASPEN GLOBAL RESEARCH PORTFOLIO INSTITUTIONAL CLASS - 471021303

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,298,949   $     8,768,352           305,402
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (9,540)
                                                       ---------------
Net assets                                             $    12,289,409
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,289,409         5,947,745   $          2.07
Band 100                                                             0                 0              2.13
Band 75                                                              0                 0              2.20
Band 50                                                              0                 0              2.27
Band 25                                                              0                 0              2.34
Band 0                                                               0                 0              2.62
                                                       ---------------   ---------------
 Total                                                 $    12,289,409         5,947,745
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        87,610
Mortality & expense charges                                                                       (168,504)
                                                                                           ---------------
Net investment income (loss)                                                                       (80,894)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           461,976
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (810,427)
                                                                                           ---------------
Net gain (loss)                                                                                   (348,451)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (429,345)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (80,894)  $            (24,011)
Net realized gain (loss)                                                     461,976                407,555
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (810,427)               432,286
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (429,345)               815,830
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     578,271                539,042
Cost of units redeemed                                                    (1,514,085)            (1,476,394)
Account charges                                                               (3,422)                (4,374)
                                                                --------------------   --------------------
Increase (decrease)                                                         (939,236)              (941,726)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,368,581)              (125,896)
Net assets, beginning                                                     13,657,990             13,783,886
                                                                --------------------   --------------------
Net assets, ending                                              $         12,289,409   $         13,657,990
                                                                ====================   ====================

Units sold                                                                   317,524                272,717
Units redeemed                                                              (748,482)              (724,787)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (430,958)              (452,070)
Units outstanding, beginning                                               6,378,703              6,830,773
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,947,745              6,378,703
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        258,469,849
Cost of units redeemed/account charges                                                         (240,290,326)
Net investment income (loss)                                                                      3,056,260
Net realized gain (loss)                                                                        (12,686,047)
Realized gain distributions                                                                         209,076
Net change in unrealized appreciation (depreciation)                                              3,530,597
                                                                                       --------------------
Net assets                                                                             $         12,289,409
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.07             5,948   $        12,289              1.25%             -3.5%
12/31/2014                        2.14             6,379            13,658              1.25%              6.1%
12/31/2013                        2.02             6,831            13,784              1.25%             26.8%
12/31/2012                        1.59             7,652            12,175              1.25%             18.6%
12/31/2011                        1.34             9,222            12,373              1.25%            -14.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.13                 0   $             0              1.00%             -3.3%
12/31/2014                        2.20                 0                 0              1.00%              6.4%
12/31/2013                        2.07                 0                 0              1.00%             27.1%
12/31/2012                        1.63                 0                 0              1.00%             18.9%
12/31/2011                        1.37                 0                 0              1.00%            -14.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.20                 0   $             0              0.75%             -3.0%
12/31/2014                        2.27                 0                 0              0.75%              6.6%
12/31/2013                        2.12                 0                 0              0.75%             27.5%
12/31/2012                        1.67                 0                 0              0.75%             19.2%
12/31/2011                        1.40                 0                 0              0.75%            -14.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27                 0   $             0              0.50%             -2.8%
12/31/2014                        2.33                 0                 0              0.50%              6.9%
12/31/2013                        2.18                 0                 0              0.50%             27.8%
12/31/2012                        1.71                 0                 0              0.50%             19.5%
12/31/2011                        1.43                 0                 0              0.50%            -14.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                 0   $             0              0.25%             -2.5%
12/31/2014                        2.40                 0                 0              0.25%              7.2%
12/31/2013                        2.24                 0                 0              0.25%             28.1%
12/31/2012                        1.75                 0                 0              0.25%             19.8%
12/31/2011                        1.46                 0                 0              0.25%            -14.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.62                 0   $             0              0.00%             -2.3%
12/31/2014                        2.68                 0                 0              0.00%              7.4%
12/31/2013                        2.49                 0                 0              0.00%             28.4%
12/31/2012                        1.94                 0                 0              0.00%             20.1%
12/31/2011                        1.62                 0                 0              0.00%            -13.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               1.1%
                2013               1.2%
                2012               0.8%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 JANUS ASPEN PERKINS MID CAP VALUE PORTFOLIO SERVICE CLASS - 471021451

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        79,780   $        87,444             5,074
                                                                         ===============   ===============
Receivables: investments sold                                      605
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        80,385
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        80,385            52,026   $          1.55
Band 100                                                             0                 0              1.58
Band 75                                                              0                 0              1.62
Band 50                                                              0                 0              1.66
Band 25                                                              0                 0              1.69
Band 0                                                               0                 0              1.73
                                                       ---------------   ---------------
 Total                                                 $        80,385            52,026
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,128
Mortality & expense charges                                                                         (3,398)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,270)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,844
Realized gain distributions                                                                         23,378
Net change in unrealized appreciation (depreciation)                                               (62,426)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,204)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,474)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,270)  $             12,181
Net realized gain (loss)                                                      29,844                 28,704
Realized gain distributions                                                   23,378                 45,011
Net change in unrealized appreciation (depreciation)                         (62,426)               (50,723)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,474)                35,173
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,251                 67,203
Cost of units redeemed                                                      (554,327)              (228,476)
Account charges                                                                 (372)                  (471)
                                                                --------------------   --------------------
Increase (decrease)                                                         (523,448)              (161,744)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (533,922)              (126,571)
Net assets, beginning                                                        614,307                740,878
                                                                --------------------   --------------------
Net assets, ending                                              $             80,385   $            614,307
                                                                ====================   ====================

Units sold                                                                    19,740                 43,550
Units redeemed                                                              (345,872)              (153,809)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (326,132)              (110,259)
Units outstanding, beginning                                                 378,158                488,417
                                                                --------------------   --------------------
Units outstanding, ending                                                     52,026                378,158
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,455,885
Cost of units redeemed/account charges                                                           (7,135,874)
Net investment income (loss)                                                                        (39,487)
Net realized gain (loss)                                                                            616,188
Realized gain distributions                                                                         191,337
Net change in unrealized appreciation (depreciation)                                                 (7,664)
                                                                                       --------------------
Net assets                                                                             $             80,385
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                52   $            80              1.25%             -4.9%
12/31/2014                        1.62               378               614              1.25%              7.1%
12/31/2013                        1.52               488               741              1.25%             24.2%
12/31/2012                        1.22             1,093             1,334              1.25%              9.4%
12/31/2011                        1.12               991             1,106              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              1.00%             -4.6%
12/31/2014                        1.66                 0                 0              1.00%              7.4%
12/31/2013                        1.54                 0                 0              1.00%             24.6%
12/31/2012                        1.24                 0                 0              1.00%              9.7%
12/31/2011                        1.13                 0                 0              1.00%             -3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.75%             -4.4%
12/31/2014                        1.69                 0                 0              0.75%              7.6%
12/31/2013                        1.57                 0                 0              0.75%             24.9%
12/31/2012                        1.26                 0                 0              0.75%             10.0%
12/31/2011                        1.15                 0                 0              0.75%             -3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.50%             -4.2%
12/31/2014                        1.73                 0                 0              0.50%              7.9%
12/31/2013                        1.60                 0                 0              0.50%             25.2%
12/31/2012                        1.28                 0                 0              0.50%             10.2%
12/31/2011                        1.16                 0                 0              0.50%             -3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%             -3.9%
12/31/2014                        1.76                 0                 0              0.25%              8.2%
12/31/2013                        1.63                 0                 0              0.25%             25.5%
12/31/2012                        1.30                 0                 0              0.25%             10.5%
12/31/2011                        1.18                 0                 0              0.25%             -3.2%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.00%             -3.7%
12/31/2014                        1.80                 0                 0              0.00%              8.4%
12/31/2013                        1.66                 0                 0              0.00%             25.8%
12/31/2012                        1.32               141               186              0.00%             10.8%
12/31/2011                        1.19               151               179              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               2.9%
                2013               0.8%
                2012               0.9%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     JANUS BALANCED FUND R CLASS - 47103C803

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,338,076   $     2,429,503            81,159
                                                                         ===============   ===============
Receivables: investments sold                                      115
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,338,191
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,338,191         1,693,139   $          1.38
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.47
                                                       ---------------   ---------------
 Total                                                 $     2,338,191         1,693,139
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,628
Mortality & expense charges                                                                        (22,985)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,357)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            23,320
Realized gain distributions                                                                        102,454
Net change in unrealized appreciation (depreciation)                                              (128,260)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,486)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,843)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,357)  $              2,857
Net realized gain (loss)                                                      23,320                 19,219
Realized gain distributions                                                  102,454                 37,659
Net change in unrealized appreciation (depreciation)                        (128,260)                (3,048)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,843)                56,687
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,566,483                556,712
Cost of units redeemed                                                      (187,739)              (129,727)
Account charges                                                               (7,238)                (1,866)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,371,506                425,119
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,367,663                481,806
Net assets, beginning                                                        970,528                488,722
                                                                --------------------   --------------------
Net assets, ending                                              $          2,338,191   $            970,528
                                                                ====================   ====================

Units sold                                                                 1,140,785                419,644
Units redeemed                                                              (141,721)               (97,689)
                                                                --------------------   --------------------
Net increase (decrease)                                                      999,064                321,955
Units outstanding, beginning                                                 694,075                372,120
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,693,139                694,075
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,857,155
Cost of units redeemed/account charges                                                             (678,317)
Net investment income (loss)                                                                          5,182
Net realized gain (loss)                                                                             77,640
Realized gain distributions                                                                         167,958
Net change in unrealized appreciation (depreciation)                                                (91,427)
                                                                                       --------------------
Net assets                                                                             $          2,338,191
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38             1,693   $         2,338              1.25%             -1.2%
12/31/2014                        1.40               694               971              1.25%              6.5%
12/31/2013                        1.31               372               489              1.25%             17.5%
12/31/2012                        1.12               321               359              1.25%             11.0%
12/31/2011                        1.01               336               338              1.25%             -0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%             -1.0%
12/31/2014                        1.41                 0                 0              1.00%              6.7%
12/31/2013                        1.32                 0                 0              1.00%             17.8%
12/31/2012                        1.12                 0                 0              1.00%             11.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -0.7%
12/31/2014                        1.43                 0                 0              0.75%              7.0%
12/31/2013                        1.33                 0                 0              0.75%             18.1%
12/31/2012                        1.13                 0                 0              0.75%             11.6%
12/31/2011                        1.01                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -0.5%
12/31/2014                        1.44                 0                 0              0.50%              7.3%
12/31/2013                        1.34                 0                 0              0.50%             18.4%
12/31/2012                        1.14                 0                 0              0.50%             11.8%
12/31/2011                        1.02                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -0.2%
12/31/2014                        1.46                 0                 0              0.25%              7.5%
12/31/2013                        1.36                 0                 0              0.25%             18.7%
12/31/2012                        1.14                 0                 0              0.25%             12.1%
12/31/2011                        1.02                 0                 0              0.25%              0.5%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.00%              0.0%
12/31/2014                        1.47                 0                 0              0.00%              7.8%
12/31/2013                        1.37                 0                 0              0.00%             19.0%
12/31/2012                        1.15                 0                 0              0.00%             12.4%
12/31/2011                        1.02                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.9%
                2013               1.2%
                2012               2.0%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND R CLASS - 47103A641

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,185,264   $     3,632,082           117,798
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (7,067)
                                                       ---------------
Net assets                                             $     3,178,197
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,266,059         1,007,626   $          2.25
Band 100                                                       899,169           389,351              2.31
Band 75                                                              0                 0              2.37
Band 50                                                              0                 0              2.44
Band 25                                                              0                 0              2.50
Band 0                                                          12,969             5,050              2.57
                                                       ---------------   ---------------
 Total                                                 $     3,178,197         1,402,027
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,161
Mortality & expense charges                                                                        (38,601)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,440)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (145,033)
Realized gain distributions                                                                        420,589
Net change in unrealized appreciation (depreciation)                                                80,318
                                                                                           ---------------
Net gain (loss)                                                                                    355,874
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       331,434
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,440)  $             23,419
Net realized gain (loss)                                                    (145,033)               131,919
Realized gain distributions                                                  420,589              1,085,931
Net change in unrealized appreciation (depreciation)                          80,318             (1,019,082)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            331,434                222,187
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,063,335                792,812
Cost of units redeemed                                                    (1,607,345)            (1,007,386)
Account charges                                                               (1,196)                (1,286)
                                                                --------------------   --------------------
Increase (decrease)                                                         (545,206)              (215,860)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,772)                 6,327
Net assets, beginning                                                      3,391,969              3,385,642
                                                                --------------------   --------------------
Net assets, ending                                              $          3,178,197   $          3,391,969
                                                                ====================   ====================

Units sold                                                                   524,035                533,110
Units redeemed                                                              (776,981)              (647,571)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (252,946)              (114,461)
Units outstanding, beginning                                               1,654,973              1,769,434
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,402,027              1,654,973
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,017,546
Cost of units redeemed/account charges                                                           (7,656,561)
Net investment income (loss)                                                                       (176,409)
Net realized gain (loss)                                                                            259,101
Realized gain distributions                                                                       2,181,338
Net change in unrealized appreciation (depreciation)                                               (446,818)
                                                                                       --------------------
Net assets                                                                             $          3,178,197
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.25             1,008   $         2,266              1.25%             10.1%
12/31/2014                        2.04             1,459             2,981              1.25%              6.8%
12/31/2013                        1.91             1,748             3,342              1.25%             29.7%
12/31/2012                        1.47             1,966             2,900              1.25%             21.8%
12/31/2011                        1.21             1,873             2,268              1.25%             -8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.31               389   $           899              1.00%             10.3%
12/31/2014                        2.09               193               403              1.00%              7.1%
12/31/2013                        1.95                18                35              1.00%             30.0%
12/31/2012                        1.50                17                26              1.00%             22.1%
12/31/2011                        1.23                13                16              1.00%             -8.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.37                 0   $             0              0.75%             10.6%
12/31/2014                        2.14                 0                 0              0.75%              7.4%
12/31/2013                        2.00                 0                 0              0.75%             30.4%
12/31/2012                        1.53                 0                 0              0.75%             22.4%
12/31/2011                        1.25                 0                 0              0.75%             -8.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.50%             10.9%
12/31/2014                        2.20                 0                 0              0.50%              7.6%
12/31/2013                        2.04                 0                 0              0.50%             30.7%
12/31/2012                        1.56                 0                 0              0.50%             22.7%
12/31/2011                        1.27                 0                 0              0.50%             -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.25%             11.2%
12/31/2014                        2.25                 0                 0              0.25%              7.9%
12/31/2013                        2.08                 0                 0              0.25%             31.0%
12/31/2012                        1.59                 0                 0              0.25%             23.0%
12/31/2011                        1.29                 0                 0              0.25%             -7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.57                 5   $            13              0.00%             11.5%
12/31/2014                        2.30                 3                 8              0.00%              8.2%
12/31/2013                        2.13                 4                 9              0.00%             31.3%
12/31/2012                        1.62                 4                 6              0.00%             23.3%
12/31/2011                        1.32                 3                 5              0.00%             -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               1.8%
                2013               0.5%
                2012               0.0%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                      JANUS FORTY FUND A CLASS - 47103A674

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       322,914   $       363,672            11,086
                                                                         ===============   ===============
Receivables: investments sold                                      271
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       323,185
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       323,185           169,488   $          1.91
Band 100                                                             0                 0              1.93
Band 75                                                              0                 0              1.96
Band 50                                                              0                 0              1.99
Band 25                                                              0                 0              2.02
Band 0                                                               0                 0              2.04
                                                       ---------------   ---------------
 Total                                                 $       323,185           169,488
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,411
Mortality & expense charges                                                                           (490)
                                                                                           ---------------
Net investment income (loss)                                                                           921
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (17)
Realized gain distributions                                                                         41,910
Net change in unrealized appreciation (depreciation)                                               (40,758)
                                                                                           ---------------
Net gain (loss)                                                                                      1,135
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,056
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                921   $                  0
Net realized gain (loss)                                                         (17)                     0
Realized gain distributions                                                   41,910                      0
Net change in unrealized appreciation (depreciation)                         (40,758)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,056                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     321,129                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          321,129                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      323,185                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            323,185   $                  0
                                                                ====================   ====================

Units sold                                                                   169,488                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      169,488                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    169,488                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            879,500
Cost of units redeemed/account charges                                                             (647,983)
Net investment income (loss)                                                                         (6,439)
Net realized gain (loss)                                                                             96,955
Realized gain distributions                                                                          41,910
Net change in unrealized appreciation (depreciation)                                                (40,758)
                                                                                       --------------------
Net assets                                                                             $            323,185
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91               169   $           323              1.25%             10.5%
12/31/2014                        1.73                 0                 0              1.25%              7.2%
12/31/2013                        1.61                 0                 0              1.25%             30.2%
12/31/2012                        1.24               411               509              1.25%             22.2%
12/31/2011                        1.01               430               435              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              1.00%             10.7%
12/31/2014                        1.75                 0                 0              1.00%              7.4%
12/31/2013                        1.63                 0                 0              1.00%             30.5%
12/31/2012                        1.25                 0                 0              1.00%             22.6%
12/31/2011                        1.02                 0                 0              1.00%             -8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.75%             11.0%
12/31/2014                        1.77                 0                 0              0.75%              7.7%
12/31/2013                        1.64                 0                 0              0.75%             30.8%
12/31/2012                        1.25                 0                 0              0.75%             22.9%
12/31/2011                        1.02                 0                 0              0.75%             -7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.50%             11.3%
12/31/2014                        1.79                 0                 0              0.50%              8.0%
12/31/2013                        1.65                 0                 0              0.50%             31.1%
12/31/2012                        1.26                 0                 0              0.50%             23.2%
12/31/2011                        1.02                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.25%             11.6%
12/31/2014                        1.81                 0                 0              0.25%              8.2%
12/31/2013                        1.67                 0                 0              0.25%             31.5%
12/31/2012                        1.27                 0                 0              0.25%             23.5%
12/31/2011                        1.03                 0                 0              0.25%             -7.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.00%             11.8%
12/31/2014                        1.83                 0                 0              0.00%              8.5%
12/31/2013                        1.68                 0                 0              0.00%             31.8%
12/31/2012                        1.28                 0                 0              0.00%             23.8%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.0%
                2013               0.0%
                2012               0.4%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                JANUS GROWTH AND INCOME FUND R CLASS - 47103C621

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       856,728   $       683,670            19,461
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,407)
                                                       ---------------
Net assets                                             $       855,321
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       179,503           114,084   $          1.57
Band 100                                                        77,634            48,048              1.62
Band 75                                                              0                 0              1.66
Band 50                                                        598,184           351,085              1.70
Band 25                                                              0                 0              1.75
Band 0                                                               0                 0              1.80
                                                       ---------------   ---------------
 Total                                                 $       855,321           513,217
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,682
Mortality & expense charges                                                                         (6,521)
                                                                                           ---------------
Net investment income (loss)                                                                         4,161
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           106,778
Realized gain distributions                                                                         67,018
Net change in unrealized appreciation (depreciation)                                              (178,028)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,232)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (71)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,161   $              9,953
Net realized gain (loss)                                                     106,778                 81,652
Realized gain distributions                                                   67,018                  6,666
Net change in unrealized appreciation (depreciation)                        (178,028)                (3,880)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (71)                94,391
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      78,413                109,949
Cost of units redeemed                                                      (286,378)              (224,437)
Account charges                                                                 (198)                  (203)
                                                                --------------------   --------------------
Increase (decrease)                                                         (208,163)              (114,691)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (208,234)               (20,300)
Net assets, beginning                                                      1,063,555              1,083,855
                                                                --------------------   --------------------
Net assets, ending                                              $            855,321   $          1,063,555
                                                                ====================   ====================

Units sold                                                                    66,010                106,009
Units redeemed                                                              (190,235)              (181,268)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (124,225)               (75,259)
Units outstanding, beginning                                                 637,442                712,701
                                                                --------------------   --------------------
Units outstanding, ending                                                    513,217                637,442
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,991,830
Cost of units redeemed/account charges                                                           (1,599,239)
Net investment income (loss)                                                                         25,346
Net realized gain (loss)                                                                             23,353
Realized gain distributions                                                                         240,973
Net change in unrealized appreciation (depreciation)                                                173,058
                                                                                       --------------------
Net assets                                                                             $            855,321
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/20/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57               114   $           180              1.25%             -0.4%
12/31/2014                        1.58               125               198              1.25%              9.2%
12/31/2013                        1.45               164               237              1.25%             29.9%
12/31/2012                        1.11               159               177              1.25%             14.6%
12/31/2011                        0.97               236               229              1.25%             -3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                48   $            78              1.00%             -0.2%
12/31/2014                        1.62                51                83              1.00%              9.5%
12/31/2013                        1.48                 7                11              1.00%             30.2%
12/31/2012                        1.14                 0                 0              1.00%             14.9%
12/31/2011                        0.99                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.75%              0.1%
12/31/2014                        1.66                 0                 0              0.75%              9.7%
12/31/2013                        1.51                 0                 0              0.75%             30.6%
12/31/2012                        1.16                 0                 0              0.75%             15.2%
12/31/2011                        1.00                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70               351   $           598              0.50%              0.3%
12/31/2014                        1.70               461               783              0.50%             10.0%
12/31/2013                        1.54               541               836              0.50%             30.9%
12/31/2012                        1.18               587               692              0.50%             15.5%
12/31/2011                        1.02               550               561              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.25%              0.6%
12/31/2014                        1.74                 0                 0              0.25%             10.3%
12/31/2013                        1.58                 0                 0              0.25%             31.2%
12/31/2012                        1.20                 0                 0              0.25%             15.8%
12/31/2011                        1.04                 0                 0              0.25%             -2.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.00%              0.8%
12/31/2014                        1.78                 0                 0              0.00%             10.6%
12/31/2013                        1.61                 0                 0              0.00%             31.6%
12/31/2012                        1.23                 0                 0              0.00%             16.1%
12/31/2011                        1.06                 0                 0              0.00%             -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.6%
                2013               1.2%
                2012               1.3%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PERKINS MID CAP VALUE R CLASS - 47103C233

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,428,647   $     1,878,676            93,185
                                                                         ===============   ===============
Receivables: investments sold                                    2,677
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,431,324
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,229,699           824,186   $          1.49
Band 100                                                       110,292            72,213              1.53
Band 75                                                              0                 0              1.56
Band 50                                                         73,898            46,224              1.60
Band 25                                                              0                 0              1.64
Band 0                                                          17,435            10,417              1.67
                                                       ---------------   ---------------
 Total                                                 $     1,431,324           953,040
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,377
Mortality & expense charges                                                                        (18,817)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,440)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (55,566)
Realized gain distributions                                                                        279,200
Net change in unrealized appreciation (depreciation)                                              (305,399)
                                                                                           ---------------
Net gain (loss)                                                                                    (81,765)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (89,205)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,440)  $             34,186
Net realized gain (loss)                                                     (55,566)               133,080
Realized gain distributions                                                  279,200                325,902
Net change in unrealized appreciation (depreciation)                        (305,399)              (366,294)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (89,205)               126,874
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     218,135                309,175
Cost of units redeemed                                                      (354,058)            (2,025,923)
Account charges                                                                 (597)                (1,008)
                                                                --------------------   --------------------
Increase (decrease)                                                         (136,520)            (1,717,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (225,725)            (1,590,882)
Net assets, beginning                                                      1,657,049              3,247,931
                                                                --------------------   --------------------
Net assets, ending                                              $          1,431,324   $          1,657,049
                                                                ====================   ====================

Units sold                                                                   198,507                302,363
Units redeemed                                                              (289,151)            (1,456,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (90,644)            (1,154,012)
Units outstanding, beginning                                               1,043,684              2,197,696
                                                                --------------------   --------------------
Units outstanding, ending                                                    953,040              1,043,684
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,085,860
Cost of units redeemed/account charges                                                           (7,078,667)
Net investment income (loss)                                                                          8,626
Net realized gain (loss)                                                                            590,579
Realized gain distributions                                                                       1,274,955
Net change in unrealized appreciation (depreciation)                                               (450,029)
                                                                                       --------------------
Net assets                                                                             $          1,431,324
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49               824   $         1,230              1.25%              -5.5%
12/31/2014                        1.58               909             1,436              1.25%               7.1%
12/31/2013                        1.47             2,114             3,117              1.25%              23.8%
12/31/2012                        1.19             2,954             3,518              1.25%               8.4%
12/31/2011                        1.10             2,542             2,794              1.25%              -4.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                72   $           110              1.00%              -5.3%
12/31/2014                        1.61                79               127              1.00%               7.4%
12/31/2013                        1.50                11                17              1.00%              24.1%
12/31/2012                        1.21                 9                10              1.00%               8.6%
12/31/2011                        1.11                 6                 7              1.00%              -4.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.75%              -5.0%
12/31/2014                        1.65                 0                 0              0.75%               7.6%
12/31/2013                        1.53                 0                 0              0.75%              24.4%
12/31/2012                        1.23                 0                 0              0.75%               8.9%
12/31/2011                        1.13                 0                 0              0.75%              -3.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60                46   $            74              0.50%              -4.8%
12/31/2014                        1.68                42                70              0.50%               7.9%
12/31/2013                        1.56                42                65              0.50%              24.7%
12/31/2012                        1.25                33                42              0.50%               9.2%
12/31/2011                        1.14                28                32              0.50%              -3.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.25%              -4.6%
12/31/2014                        1.71                 0                 0              0.25%               8.2%
12/31/2013                        1.58                 0                 0              0.25%              25.0%
12/31/2012                        1.27                 0                 0              0.25%               9.4%
12/31/2011                        1.16                 0                 0              0.25%              -3.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67                10   $            17              0.00%              -4.3%
12/31/2014                        1.75                14                24              0.00%               8.4%
12/31/2013                        1.61                30                49              0.00%              25.3%
12/31/2012                        1.29               164               211              0.00%               9.7%
12/31/2011                        1.17               154               181              0.00%              -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               2.4%
                2013               2.0%
                2012               0.5%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                    PERKINS MID CAP VALUE A CLASS - 47103C266

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        33,441   $        44,585             2,156
                                                                         ===============   ===============
Receivables: investments sold                                        4
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        33,445
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        33,445            22,716   $          1.47
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.56
Band 0                                                               0                 0              1.58
                                                       ---------------   ---------------
 Total                                                 $        33,445            22,716
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           347
Mortality & expense charges                                                                           (390)
                                                                                           ---------------
Net investment income (loss)                                                                           (43)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (135)
Realized gain distributions                                                                          6,128
Net change in unrealized appreciation (depreciation)                                                (7,607)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,614)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,657)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (43)  $             (2,230)
Net realized gain (loss)                                                        (135)               650,956
Realized gain distributions                                                    6,128                  5,195
Net change in unrealized appreciation (depreciation)                          (7,607)              (650,678)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,657)                 3,243
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,667                 92,033
Cost of units redeemed                                                          (555)            (6,366,720)
Account charges                                                                   (2)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                            5,110             (6,274,695)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,453             (6,271,452)
Net assets, beginning                                                         29,992              6,301,444
                                                                --------------------   --------------------
Net assets, ending                                              $             33,445   $             29,992
                                                                ====================   ====================

Units sold                                                                     3,943                 65,548
Units redeemed                                                                  (541)            (4,406,497)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,402             (4,340,949)
Units outstanding, beginning                                                  19,314              4,360,263
                                                                --------------------   --------------------
Units outstanding, ending                                                     22,716                 19,314
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,759,418
Cost of units redeemed/account charges                                                           (8,810,594)
Net investment income (loss)                                                                         55,803
Net realized gain (loss)                                                                            886,194
Realized gain distributions                                                                       1,153,768
Net change in unrealized appreciation (depreciation)                                                (11,144)
                                                                                       --------------------
Net assets                                                                             $             33,445
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                23   $            33              1.25%              -5.2%
12/31/2014                        1.55                19                30              1.25%               7.5%
12/31/2013                        1.45             4,360             6,301              1.25%              24.1%
12/31/2012                        1.16             4,502             5,242              1.25%               8.7%
12/31/2011                        1.07             4,395             4,708              1.25%              -3.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%              -5.0%
12/31/2014                        1.57                 0                 0              1.00%               7.7%
12/31/2013                        1.46                 0                 0              1.00%              24.4%
12/31/2012                        1.17                 0                 0              1.00%               9.0%
12/31/2011                        1.08                 0                 0              1.00%              -3.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%              -4.7%
12/31/2014                        1.59                 0                 0              0.75%               8.0%
12/31/2013                        1.47                 0                 0              0.75%              24.7%
12/31/2012                        1.18                 0                 0              0.75%               9.3%
12/31/2011                        1.08                 0                 0              0.75%              -3.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%              -4.5%
12/31/2014                        1.61                 0                 0              0.50%               8.3%
12/31/2013                        1.48                 0                 0              0.50%              25.0%
12/31/2012                        1.19                 0                 0              0.50%               9.5%
12/31/2011                        1.08                 0                 0              0.50%              -3.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              -4.2%
12/31/2014                        1.63                 0                 0              0.25%               8.5%
12/31/2013                        1.50                 0                 0              0.25%              25.4%
12/31/2012                        1.20                 0                 0              0.25%               9.8%
12/31/2011                        1.09                 0                 0              0.25%              -3.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.00%              -4.0%
12/31/2014                        1.64                 0                 0              0.00%               8.8%
12/31/2013                        1.51                 0                 0              0.00%              25.7%
12/31/2012                        1.20                 0                 0              0.00%              10.1%
12/31/2011                        1.09                 0                 0              0.00%              -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.0%
                2013               2.8%
                2012               0.6%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                PERKINS SMALL CAP VALUE SERVICE CLASS - 47103C167

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,052,025   $     1,277,160            58,118
                                                                         ===============   ===============
Receivables: investments sold                                      498
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,052,523
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       995,820           488,973   $          2.04
Band 100                                                        16,392             7,806              2.10
Band 75                                                              0                 0              2.17
Band 50                                                              0                 0              2.23
Band 25                                                              0                 0              2.30
Band 0                                                          40,311            16,974              2.37
                                                       ---------------   ---------------
 Total                                                 $     1,052,523           513,753
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        24,455
Mortality & expense charges                                                                        (13,663)
                                                                                           ---------------
Net investment income (loss)                                                                        10,792
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,699)
Realized gain distributions                                                                        111,945
Net change in unrealized appreciation (depreciation)                                              (156,804)
                                                                                           ---------------
Net gain (loss)                                                                                    (52,558)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (41,766)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,792   $             50,997
Net realized gain (loss)                                                      (7,699)                35,683
Realized gain distributions                                                  111,945                216,381
Net change in unrealized appreciation (depreciation)                        (156,804)              (231,822)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (41,766)                71,239
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     146,940                236,493
Cost of units redeemed                                                      (370,515)              (287,068)
Account charges                                                                 (386)                  (410)
                                                                --------------------   --------------------
Increase (decrease)                                                         (223,961)               (50,985)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (265,727)                20,254
Net assets, beginning                                                      1,318,250              1,297,996
                                                                --------------------   --------------------
Net assets, ending                                              $          1,052,523   $          1,318,250
                                                                ====================   ====================

Units sold                                                                    70,053                116,815
Units redeemed                                                              (175,310)              (142,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,257)               (25,521)
Units outstanding, beginning                                                 619,010                644,531
                                                                --------------------   --------------------
Units outstanding, ending                                                    513,753                619,010
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,195,659
Cost of units redeemed/account charges                                                           (2,625,406)
Net investment income (loss)                                                                         72,316
Net realized gain (loss)                                                                             49,423
Realized gain distributions                                                                         585,666
Net change in unrealized appreciation (depreciation)                                               (225,135)
                                                                                       --------------------
Net assets                                                                             $          1,052,523
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.04               489   $           996              1.25%              -4.1%
12/31/2014                        2.12               606             1,287              1.25%               5.7%
12/31/2013                        2.01               634             1,273              1.25%              27.7%
12/31/2012                        1.57               772             1,214              1.25%               7.4%
12/31/2011                        1.46               837             1,227              1.25%              -4.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.10                 8   $            16              1.00%              -3.8%
12/31/2014                        2.18                 0                 0              1.00%               5.9%
12/31/2013                        2.06                 0                 0              1.00%              28.0%
12/31/2012                        1.61                 0                 0              1.00%               7.7%
12/31/2011                        1.50                 0                 0              1.00%              -4.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.17                 0   $             0              0.75%              -3.6%
12/31/2014                        2.25                 0                 0              0.75%               6.2%
12/31/2013                        2.11                 0                 0              0.75%              28.3%
12/31/2012                        1.65                 0                 0              0.75%               7.9%
12/31/2011                        1.53                 0                 0              0.75%              -4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.23                 0   $             0              0.50%              -3.3%
12/31/2014                        2.31                 0                 0              0.50%               6.5%
12/31/2013                        2.17                 0                 0              0.50%              28.7%
12/31/2012                        1.69                 0                 0              0.50%               8.2%
12/31/2011                        1.56                 0                 0              0.50%              -4.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.30                 0   $             0              0.25%              -3.1%
12/31/2014                        2.38                 0                 0              0.25%               6.7%
12/31/2013                        2.23                 0                 0              0.25%              29.0%
12/31/2012                        1.73                 0                 0              0.25%               8.5%
12/31/2011                        1.59                 0                 0              0.25%              -3.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.37                17   $            40              0.00%              -2.9%
12/31/2014                        2.44                13                32              0.00%               7.0%
12/31/2013                        2.29                11                25              0.00%              29.3%
12/31/2012                        1.77                 7                13              0.00%               8.8%
12/31/2011                        1.62                 5                 9              0.00%              -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               5.1%
                2013               0.8%
                2012               1.0%
                2011               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     JANUS RESEARCH FUND A CLASS - 471023317

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $            12   $            12                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $            12
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $            12                11   $          1.07
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $            12                11
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                          12                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                               12                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                           12                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                 12   $                  0
                                                                ====================   ====================

Units sold                                                                        11                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                           11                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                         11                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                 12
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                 12
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.25%               7.3%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%               7.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%               7.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%               8.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%               8.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%               8.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                JANUS TRITON FUND A CLASS - 47103C373 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.25%               3.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%               4.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%               4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%               4.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%               4.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            JANUS RESEARCH FUND SERVICE CLASS - 471023275 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.07
Band 100                                                             0                 0              1.07
Band 75                                                              0                 0              1.08
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.08
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.25%               7.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              1.00%               7.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%               7.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%               7.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%               8.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.00%               8.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   JANUS TRITON FUND SERVICE CLASS - 47103C332

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       168,209   $       181,234             7,935
                                                                         ===============   ===============
Receivables: investments sold                                    3,346
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       171,555
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       171,555           165,273   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $       171,555           165,273
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (407)
                                                                                           ---------------
Net investment income (loss)                                                                          (407)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (158)
Realized gain distributions                                                                         11,758
Net change in unrealized appreciation (depreciation)                                               (13,025)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,425)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,832)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (407)  $                  0
Net realized gain (loss)                                                        (158)                     0
Realized gain distributions                                                   11,758                      0
Net change in unrealized appreciation (depreciation)                         (13,025)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,832)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     175,506                      0
Cost of units redeemed                                                        (2,056)                     0
Account charges                                                                  (63)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          173,387                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,555                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            171,555   $                  0
                                                                ====================   ====================

Units sold                                                                   167,355                      0
Units redeemed                                                                (2,082)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      165,273                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    165,273                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            175,506
Cost of units redeemed/account charges                                                               (2,119)
Net investment income (loss)                                                                           (407)
Net realized gain (loss)                                                                               (158)
Realized gain distributions                                                                          11,758
Net change in unrealized appreciation (depreciation)                                                (13,025)
                                                                                       --------------------
Net assets                                                                             $            171,555
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04               165   $           172              1.25%               3.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%               4.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%               4.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%               4.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%               4.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          INTECH U.S. MANAGED VOLATILITY FUND SERVICE CLASS - 47103A690

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       253,177   $       254,443            27,946
                                                                         ===============   ===============
Receivables: investments sold                                       15
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       253,192
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       117,111           121,464   $          0.96
Band 100                                                       136,081           140,866              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $       253,192           262,330
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        10,179
Mortality & expense charges                                                                        (57,503)
                                                                                           ---------------
Net investment income (loss)                                                                       (47,324)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (206,736)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,266)
                                                                                           ---------------
Net gain (loss)                                                                                   (208,002)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (255,326)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (47,324)  $                  0
Net realized gain (loss)                                                    (206,736)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,266)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (255,326)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,494,756                      0
Cost of units redeemed                                                    (6,986,228)                     0
Account charges                                                                  (10)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          508,518                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      253,192                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            253,192   $                  0
                                                                ====================   ====================

Units sold                                                                 7,569,799                      0
Units redeemed                                                            (7,307,469)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      262,330                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    262,330                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          7,494,756
Cost of units redeemed/account charges                                                           (6,986,238)
Net investment income (loss)                                                                        (47,324)
Net realized gain (loss)                                                                           (206,736)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (1,266)
                                                                                       --------------------
Net assets                                                                             $            253,192
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/24/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.96               121   $           117              1.25%              -3.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97               141   $           136              1.00%              -3.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%              -3.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%              -3.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%              -2.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%              -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               8.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         JANUS GLOBAL LIFE SCIENCES FUND S CLASS - 471023457 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.01
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.25%               1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%               1.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%               1.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%               1.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%               1.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         JANUS GLOBAL LIFE SCIENCES FUND T CLASS - 471023671 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.01
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.02
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.25%               1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%               1.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%               1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%               1.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%               1.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.00%               1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND A CLASS - 544004104 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -3.0%
12/31/2014                        0.99                 0                 0              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -2.7%
12/31/2014                        0.99                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -2.5%
12/31/2014                        0.99                 0                 0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -2.2%
12/31/2014                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.0%
12/31/2014                        0.99                 0                 0              0.25%             -0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015                        0.97                 0   $             0              0.00%             -1.8%
12/31/2014                        0.99                 0                 0              0.00%             -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT BOND-DEBENTURE FUND R3 CLASS - 544004807 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -3.1%
12/31/2014                        0.98                 0                 0              1.25%             -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -2.9%
12/31/2014                        0.98                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -2.7%
12/31/2014                        0.99                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -2.4%
12/31/2014                        0.99                 0                 0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.2%
12/31/2014                        0.99                 0                 0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -1.9%
12/31/2014                        0.99                 0                 0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND R3 CLASS - 543913776

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       141,055   $       163,274            12,459
                                                                         ===============   ===============
Receivables: investments sold                                   22,786
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       163,841
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        85,803            76,029   $          1.13
Band 100                                                        78,038            68,766              1.13
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.15
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $       163,841           144,795
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,216
Mortality & expense charges                                                                         (1,565)
                                                                                           ---------------
Net investment income (loss)                                                                           651
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,669)
Realized gain distributions                                                                          9,853
Net change in unrealized appreciation (depreciation)                                               (14,132)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,948)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,297)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                651   $                512
Net realized gain (loss)                                                      (1,669)                   195
Realized gain distributions                                                    9,853                 19,982
Net change in unrealized appreciation (depreciation)                         (14,132)                (7,250)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,297)                13,439
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      33,889                 72,578
Cost of units redeemed                                                       (25,534)               (16,632)
Account charges                                                                  (29)                   (67)
                                                                --------------------   --------------------
Increase (decrease)                                                            8,326                 55,879
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,029                 69,318
Net assets, beginning                                                        160,812                 91,494
                                                                --------------------   --------------------
Net assets, ending                                              $            163,841   $            160,812
                                                                ====================   ====================

Units sold                                                                    29,981                 77,057
Units redeemed                                                               (22,016)               (25,913)
                                                                --------------------   --------------------
Net increase (decrease)                                                        7,965                 51,144
Units outstanding, beginning                                                 136,830                 85,686
                                                                --------------------   --------------------
Units outstanding, ending                                                    144,795                136,830
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            213,809
Cost of units redeemed/account charges                                                              (59,448)
Net investment income (loss)                                                                          1,315
Net realized gain (loss)                                                                             (1,536)
Realized gain distributions                                                                          31,920
Net change in unrealized appreciation (depreciation)                                                (22,219)
                                                                                       --------------------
Net assets                                                                             $            163,841
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                76   $            86              1.25%             -3.8%
12/31/2014                        1.17                68                80              1.25%              9.9%
12/31/2013                        1.07                75                80              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                69   $            78              1.00%             -3.6%
12/31/2014                        1.18                69                81              1.00%             10.2%
12/31/2013                        1.07                10                11              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%             -3.3%
12/31/2014                        1.18                 0                 0              0.75%             10.5%
12/31/2013                        1.07                 0                 0              0.75%              6.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.50%             -3.1%
12/31/2014                        1.18                 0                 0              0.50%             10.7%
12/31/2013                        1.07                 0                 0              0.50%              6.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%             -2.9%
12/31/2014                        1.19                 0                 0              0.25%             11.0%
12/31/2013                        1.07                 0                 0              0.25%              7.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%             -2.6%
12/31/2014                        1.19                 0                 0              0.00%             11.3%
12/31/2013                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.6%
                2013               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         LORD ABBETT CALIBRATED DIVIDEND GROWTH FUND A CLASS - 543913859

                             STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.14
Band 100                                                             0                 0              1.14
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.15
Band 25                                                              0                 0              1.16
Band 0                                                               0                 0              1.17
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                (27)
Net realized gain (loss)                                                           0                    524
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                    115
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                    612
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                  1,464
Cost of units redeemed                                                             0                (16,711)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                (15,247)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                (14,635)
Net assets, beginning                                                              0                 14,635
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                  1,373
Units redeemed                                                                     0                (15,062)
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                (13,689)
Units outstanding, beginning                                                       0                 13,689
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             15,958
Cost of units redeemed/account charges                                                              (16,809)
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                524
Realized gain distributions                                                                             327
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/11/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.25%             -3.6%
12/31/2014                        1.18                 0                 0              1.25%             10.2%
12/31/2013                        1.07                14                15              1.25%              6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.00%             -3.3%
12/31/2014                        1.18                 0                 0              1.00%             10.5%
12/31/2013                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%             -3.1%
12/31/2014                        1.19                 0                 0              0.75%             10.7%
12/31/2013                        1.07                 0                 0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.50%             -2.9%
12/31/2014                        1.19                 0                 0              0.50%             11.0%
12/31/2013                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.25%             -2.6%
12/31/2014                        1.19                 0                 0              0.25%             11.3%
12/31/2013                        1.07                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.00%             -2.4%
12/31/2014                        1.20                 0                 0              0.00%             11.6%
12/31/2013                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.8%
                2013               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND A CLASS - 544006109

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,598,627   $     4,468,126           191,699
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (61,777)
                                                       ---------------
Net assets                                             $     3,536,850
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       412,921           290,101   $          1.42
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.49
Band 0                                                       3,123,929         2,074,073              1.51
                                                       ---------------   ---------------
 Total                                                 $     3,536,850         2,364,174
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,786)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,786)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (43,118)
Realized gain distributions                                                                        328,209
Net change in unrealized appreciation (depreciation)                                              (674,934)
                                                                                           ---------------
Net gain (loss)                                                                                   (389,843)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (397,629)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,786)  $             (8,442)
Net realized gain (loss)                                                     (43,118)               142,473
Realized gain distributions                                                  328,209                622,499
Net change in unrealized appreciation (depreciation)                        (674,934)              (651,076)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (397,629)               105,454
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,591,006              1,188,748
Cost of units redeemed                                                    (1,370,297)            (1,738,097)
Account charges                                                               (7,889)                (7,840)
                                                                --------------------   --------------------
Increase (decrease)                                                          212,820               (557,189)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (184,809)              (451,735)
Net assets, beginning                                                      3,721,659              4,173,394
                                                                --------------------   --------------------
Net assets, ending                                              $          3,536,850   $          3,721,659
                                                                ====================   ====================

Units sold                                                                   958,772                760,859
Units redeemed                                                              (861,255)            (1,111,365)
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,517               (350,506)
Units outstanding, beginning                                               2,266,657              2,617,163
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,364,174              2,266,657
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,387,874
Cost of units redeemed/account charges                                                           (7,139,236)
Net investment income (loss)                                                                        (23,366)
Net realized gain (loss)                                                                            300,976
Realized gain distributions                                                                       1,880,101
Net change in unrealized appreciation (depreciation)                                               (869,499)
                                                                                       --------------------
Net assets                                                                             $          3,536,850
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               290   $           413              1.25%            -10.0%
12/31/2014                        1.58               360               570              1.25%              2.0%
12/31/2013                        1.55               346               537              1.25%             55.2%
12/31/2012                        1.00               234               234              1.25%              9.0%
12/31/2011                        0.92                23                21              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -9.8%
12/31/2014                        1.60                 0                 0              1.00%              2.2%
12/31/2013                        1.56                 0                 0              1.00%             55.6%
12/31/2012                        1.00                 0                 0              1.00%              9.3%
12/31/2011                        0.92                 0                 0              1.00%             -8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%             -9.6%
12/31/2014                        1.61                 0                 0              0.75%              2.5%
12/31/2013                        1.57                 0                 0              0.75%             56.0%
12/31/2012                        1.01                 0                 0              0.75%              9.6%
12/31/2011                        0.92                 0                 0              0.75%             -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -9.3%
12/31/2014                        1.62                 0                 0              0.50%              2.7%
12/31/2013                        1.58                 0                 0              0.50%             56.4%
12/31/2012                        1.01                 0                 0              0.50%              9.8%
12/31/2011                        0.92                 0                 0              0.50%             -8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%             -9.1%
12/31/2014                        1.64                 0                 0              0.25%              3.0%
12/31/2013                        1.59                 0                 0              0.25%             56.8%
12/31/2012                        1.01                 0                 0              0.25%             10.1%
12/31/2011                        0.92                 0                 0              0.25%             -7.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51             2,074   $         3,124              0.00%             -8.9%
12/31/2014                        1.65             1,906             3,152              0.00%              3.3%
12/31/2013                        1.60             2,271             3,637              0.00%             57.2%
12/31/2012                        1.02             2,531             2,578              0.00%             10.4%
12/31/2011                        0.92                 0                 0              0.00%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND P CLASS - 544006406

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,079,310   $     2,685,144           116,347
                                                                         ===============   ===============
Receivables: investments sold                                    2,139
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,081,449
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       886,887           347,933   $          2.55
Band 100                                                       804,461           306,994              2.62
Band 75                                                              0                 0              2.69
Band 50                                                              0                 0              2.77
Band 25                                                              0                 0              2.85
Band 0                                                         390,101           133,297              2.93
                                                       ---------------   ---------------
 Total                                                 $     2,081,449           788,224
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (23,743)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,743)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,798)
Realized gain distributions                                                                        195,233
Net change in unrealized appreciation (depreciation)                                              (356,877)
                                                                                           ---------------
Net gain (loss)                                                                                   (187,442)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (211,185)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,743)  $            (30,908)
Net realized gain (loss)                                                     (25,798)                56,122
Realized gain distributions                                                  195,233                435,402
Net change in unrealized appreciation (depreciation)                        (356,877)              (482,918)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (211,185)               (22,302)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     456,475              1,297,204
Cost of units redeemed                                                      (790,332)            (1,676,573)
Account charges                                                                 (267)                  (327)
                                                                --------------------   --------------------
Increase (decrease)                                                         (334,124)              (379,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (545,309)              (401,998)
Net assets, beginning                                                      2,626,758              3,028,756
                                                                --------------------   --------------------
Net assets, ending                                              $          2,081,449   $          2,626,758
                                                                ====================   ====================

Units sold                                                                   195,451                742,197
Units redeemed                                                              (310,856)              (914,430)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (115,405)              (172,233)
Units outstanding, beginning                                                 903,629              1,075,862
                                                                --------------------   --------------------
Units outstanding, ending                                                    788,224                903,629
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,714,599
Cost of units redeemed/account charges                                                           (5,646,786)
Net investment income (loss)                                                                        (68,395)
Net realized gain (loss)                                                                            272,556
Realized gain distributions                                                                       1,415,309
Net change in unrealized appreciation (depreciation)                                               (605,834)
                                                                                       --------------------
Net assets                                                                             $          2,081,449
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.55               348   $           887              1.25%            -10.0%
12/31/2014                        2.83               489             1,385              1.25%              2.0%
12/31/2013                        2.78               922             2,561              1.25%             55.3%
12/31/2012                        1.79               554               990              1.25%              9.0%
12/31/2011                        1.64               610             1,001              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.62               307   $           804              1.00%             -9.8%
12/31/2014                        2.90               293               850              1.00%              2.2%
12/31/2013                        2.84                38               108              1.00%             55.7%
12/31/2012                        1.82                49                89              1.00%              9.3%
12/31/2011                        1.67                42                69              1.00%             -2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.69                 0   $             0              0.75%             -9.6%
12/31/2014                        2.98                 0                 0              0.75%              2.5%
12/31/2013                        2.91                 0                 0              0.75%             56.1%
12/31/2012                        1.86                 0                 0              0.75%              9.5%
12/31/2011                        1.70                 0                 0              0.75%             -2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.77                 0   $             0              0.50%             -9.3%
12/31/2014                        3.05                 0                 0              0.50%              2.8%
12/31/2013                        2.97                 0                 0              0.50%             56.5%
12/31/2012                        1.90                 0                 0              0.50%              9.8%
12/31/2011                        1.73                 0                 0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.85                 0   $             0              0.25%             -9.1%
12/31/2014                        3.13                 0                 0              0.25%              3.0%
12/31/2013                        3.04                 0                 0              0.25%             56.9%
12/31/2012                        1.94                 0                 0              0.25%             10.1%
12/31/2011                        1.76                 0                 0              0.25%             -2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.93               133   $           390              0.00%             -8.9%
12/31/2014                        3.21               122               391              0.00%              3.3%
12/31/2013                        3.11               116               361              0.00%             57.3%
12/31/2012                        1.98               150               297              0.00%             10.4%
12/31/2011                        1.79               146               262              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             LORD ABBETT DEVELOPING GROWTH FUND R3 CLASS - 544006802

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,651,725   $     2,047,287            93,149
                                                                         ===============   ===============
Receivables: investments sold                                   29,615
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,681,340
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,648,766         1,068,460   $          1.54
Band 100                                                        32,574            20,685              1.57
Band 75                                                              0                 0              1.61
Band 50                                                              0                 0              1.64
Band 25                                                              0                 0              1.67
Band 0                                                               0                 0              1.71
                                                       ---------------   ---------------
 Total                                                 $     1,681,340         1,089,145
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (24,778)
                                                                                           ---------------
Net investment income (loss)                                                                       (24,778)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               773
Realized gain distributions                                                                        154,898
Net change in unrealized appreciation (depreciation)                                              (312,598)
                                                                                           ---------------
Net gain (loss)                                                                                   (156,927)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (181,705)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (24,778)  $            (29,760)
Net realized gain (loss)                                                         773                 71,483
Realized gain distributions                                                  154,898                376,255
Net change in unrealized appreciation (depreciation)                        (312,598)              (396,983)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (181,705)                20,995
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     607,374                617,203
Cost of units redeemed                                                    (1,059,181)              (790,842)
Account charges                                                               (3,604)                (4,480)
                                                                --------------------   --------------------
Increase (decrease)                                                         (455,411)              (178,119)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (637,116)              (157,124)
Net assets, beginning                                                      2,318,456              2,475,580
                                                                --------------------   --------------------
Net assets, ending                                              $          1,681,340   $          2,318,456
                                                                ====================   ====================

Units sold                                                                   361,998                367,073
Units redeemed                                                              (621,243)              (484,565)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (259,245)              (117,492)
Units outstanding, beginning                                               1,348,390              1,465,882
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,089,145              1,348,390
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,168,186
Cost of units redeemed/account charges                                                           (5,463,064)
Net investment income (loss)                                                                       (122,754)
Net realized gain (loss)                                                                            316,824
Realized gain distributions                                                                       1,177,710
Net change in unrealized appreciation (depreciation)                                               (395,562)
                                                                                       --------------------
Net assets                                                                             $          1,681,340
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54             1,068   $         1,649              1.25%            -10.2%
12/31/2014                        1.72             1,328             2,282              1.25%              1.8%
12/31/2013                        1.69             1,445             2,440              1.25%             55.0%
12/31/2012                        1.09             1,583             1,724              1.25%              8.8%
12/31/2011                        1.00             1,530             1,532              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                21   $            33              1.00%            -10.0%
12/31/2014                        1.75                21                36              1.00%              2.1%
12/31/2013                        1.71                21                35              1.00%             55.4%
12/31/2012                        1.10                21                23              1.00%              9.1%
12/31/2011                        1.01                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%             -9.8%
12/31/2014                        1.78                 0                 0              0.75%              2.3%
12/31/2013                        1.74                 0                 0              0.75%             55.8%
12/31/2012                        1.12                 0                 0              0.75%              9.4%
12/31/2011                        1.02                 0                 0              0.75%             -2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.50%             -9.6%
12/31/2014                        1.81                 0                 0              0.50%              2.6%
12/31/2013                        1.77                 0                 0              0.50%             56.2%
12/31/2012                        1.13                 0                 0              0.50%              9.7%
12/31/2011                        1.03                 0                 0              0.50%             -2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.25%             -9.3%
12/31/2014                        1.85                 0                 0              0.25%              2.8%
12/31/2013                        1.80                 0                 0              0.25%             56.6%
12/31/2012                        1.15                 0                 0              0.25%              9.9%
12/31/2011                        1.04                 0                 0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.00%             -9.1%
12/31/2014                        1.88                 0                 0              0.00%              3.1%
12/31/2013                        1.82                 0                 0              0.00%             57.0%
12/31/2012                        1.16                 0                 0              0.00%             10.2%
12/31/2011                        1.05                 0                 0              0.00%             -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY R3 CLASS - 543915540

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       220,517   $       243,444            19,021
                                                                         ===============   ===============
Receivables: investments sold                                      134
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       220,651
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       220,651           160,378   $          1.38
Band 100                                                             0                 0              1.39
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.44
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $       220,651           160,378
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,715
Mortality & expense charges                                                                         (7,472)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,757)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (159,160)
Realized gain distributions                                                                         48,803
Net change in unrealized appreciation (depreciation)                                                90,255
                                                                                           ---------------
Net gain (loss)                                                                                    (20,102)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (21,859)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,757)  $             (7,264)
Net realized gain (loss)                                                    (159,160)                 5,082
Realized gain distributions                                                   48,803                199,434
Net change in unrealized appreciation (depreciation)                          90,255               (122,445)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,859)                74,807
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     436,253                295,880
Cost of units redeemed                                                    (1,218,698)              (888,263)
Account charges                                                                 (355)                (1,195)
                                                                --------------------   --------------------
Increase (decrease)                                                         (782,800)              (593,578)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (804,659)              (518,771)
Net assets, beginning                                                      1,025,310              1,544,081
                                                                --------------------   --------------------
Net assets, ending                                              $            220,651   $          1,025,310
                                                                ====================   ====================

Units sold                                                                   320,751                255,307
Units redeemed                                                              (862,231)              (671,535)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (541,480)              (416,228)
Units outstanding, beginning                                                 701,858              1,118,086
                                                                --------------------   --------------------
Units outstanding, ending                                                    160,378                701,858
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,607,586
Cost of units redeemed/account charges                                                           (2,717,606)
Net investment income (loss)                                                                        (17,732)
Net realized gain (loss)                                                                           (109,567)
Realized gain distributions                                                                         480,897
Net change in unrealized appreciation (depreciation)                                                (22,927)
                                                                                       --------------------
Net assets                                                                             $            220,651
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38               160   $           221              1.25%             -4.6%
12/31/2014                        1.44               500               722              1.25%              5.4%
12/31/2013                        1.37               790             1,080              1.25%             34.8%
12/31/2012                        1.01               273               277              1.25%              9.1%
12/31/2011                        0.93               394               366              1.25%             -7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.00%             -4.4%
12/31/2014                        1.45                 0                 0              1.00%              5.7%
12/31/2013                        1.38                 0                 0              1.00%             35.1%
12/31/2012                        1.02                 0                 0              1.00%              9.4%
12/31/2011                        0.93                 0                 0              1.00%             -6.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -4.1%
12/31/2014                        1.47                 0                 0              0.75%              5.9%
12/31/2013                        1.39                 0                 0              0.75%             35.5%
12/31/2012                        1.02                 0                 0              0.75%              9.7%
12/31/2011                        0.93                 0                 0              0.75%             -6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%             -3.9%
12/31/2014                        1.48                 0                 0              0.50%              6.2%
12/31/2013                        1.39                 0                 0              0.50%             35.8%
12/31/2012                        1.03                 0                 0              0.50%             10.0%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.25%             -3.6%
12/31/2014                        1.49                 0                 0              0.25%              6.5%
12/31/2013                        1.40                 0                 0              0.25%             36.2%
12/31/2012                        1.03                 0                 0              0.25%             10.2%
12/31/2011                        0.93                 0                 0              0.25%             -6.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%             -3.4%
12/31/2014                        1.51               201               304              0.00%              6.7%
12/31/2013                        1.41               328               464              0.00%             36.5%
12/31/2012                        1.03                 0                 0              0.00%             10.5%
12/31/2011                        0.94                 0                 0              0.00%             -6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.4%
                2013               0.2%
                2012               0.6%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT FUNDAMENTAL EQUITY A CLASS - 543915862

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.39
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.47
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (468)
                                                                                           ---------------
Net investment income (loss)                                                                          (468)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,674)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                21,646
                                                                                           ---------------
Net gain (loss)                                                                                     (1,028)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,496)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (468)  $               (948)
Net realized gain (loss)                                                     (22,674)                (7,411)
Realized gain distributions                                                        0                 31,584
Net change in unrealized appreciation (depreciation)                          21,646                (15,223)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,496)                 8,002
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,399                108,505
Cost of units redeemed                                                      (197,622)               (83,198)
Account charges                                                                   (2)                  (170)
                                                                --------------------   --------------------
Increase (decrease)                                                         (189,225)                25,137
                                                                --------------------   --------------------
Net increase (decrease)                                                     (190,721)                33,139
Net assets, beginning                                                        190,721                157,582
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $            190,721
                                                                ====================   ====================

Units sold                                                                     5,849                 79,078
Units redeemed                                                              (137,353)               (62,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (131,504)                16,766
Units outstanding, beginning                                                 131,504                114,738
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                131,504
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            316,691
Cost of units redeemed/account charges                                                             (335,150)
Net investment income (loss)                                                                         (1,523)
Net realized gain (loss)                                                                            (29,216)
Realized gain distributions                                                                          49,198
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.25%             -4.3%
12/31/2014                        1.45               132               191              1.25%              5.6%
12/31/2013                        1.37               115               158              1.25%             34.9%
12/31/2012                        1.02                 0                 0              1.25%              9.4%
12/31/2011                        0.93                 0                 0              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%             -4.1%
12/31/2014                        1.46                 0                 0              1.00%              5.9%
12/31/2013                        1.38                 0                 0              1.00%             35.3%
12/31/2012                        1.02                 0                 0              1.00%              9.6%
12/31/2011                        0.93                 0                 0              1.00%             -6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -3.9%
12/31/2014                        1.48                 0                 0              0.75%              6.1%
12/31/2013                        1.39                 0                 0              0.75%             35.6%
12/31/2012                        1.03                 0                 0              0.75%              9.9%
12/31/2011                        0.93                 0                 0              0.75%             -6.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -3.6%
12/31/2014                        1.49                 0                 0              0.50%              6.4%
12/31/2013                        1.40                 0                 0              0.50%             35.9%
12/31/2012                        1.03                 0                 0              0.50%             10.2%
12/31/2011                        0.93                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -3.4%
12/31/2014                        1.50                 0                 0              0.25%              6.7%
12/31/2013                        1.41                 0                 0              0.25%             36.3%
12/31/2012                        1.03                 0                 0              0.25%             10.5%
12/31/2011                        0.94                 0                 0              0.25%             -6.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.00%             -3.1%
12/31/2014                        1.52                 0                 0              0.00%              6.9%
12/31/2013                        1.42                 0                 0              0.00%             36.6%
12/31/2012                        1.04                 0                 0              0.00%             10.7%
12/31/2011                        0.94                 0                 0              0.00%             -6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.7%
                2013               0.4%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      LORD ABBETT GROWTH OPPORTUNITIES FUND A CLASS - 54400R103 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.39
Band 100                                                             0                 0              1.41
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.46
Band 0                                                               0                 0              1.47
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.25%              1.4%
12/31/2014                        1.37                 0                 0              1.25%              5.0%
12/31/2013                        1.31                 0                 0              1.25%             35.4%
12/31/2012                        0.97                 0                 0              1.25%             12.4%
12/31/2011                        0.86                 0                 0              1.25%            -14.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              1.00%              1.7%
12/31/2014                        1.39                 0                 0              1.00%              5.3%
12/31/2013                        1.32                 0                 0              1.00%             35.7%
12/31/2012                        0.97                 0                 0              1.00%             12.7%
12/31/2011                        0.86                 0                 0              1.00%            -13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%              1.9%
12/31/2014                        1.40                 0                 0              0.75%              5.5%
12/31/2013                        1.32                 0                 0              0.75%             36.1%
12/31/2012                        0.97                 0                 0              0.75%             13.0%
12/31/2011                        0.86                 0                 0              0.75%            -13.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%              2.2%
12/31/2014                        1.41                 0                 0              0.50%              5.8%
12/31/2013                        1.33                 0                 0              0.50%             36.4%
12/31/2012                        0.98                 0                 0              0.50%             13.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%              2.4%
12/31/2014                        1.42                 0                 0              0.25%              6.1%
12/31/2013                        1.34                 0                 0              0.25%             36.7%
12/31/2012                        0.98                 0                 0              0.25%             13.5%
12/31/2011                        0.86                 0                 0              0.25%            -13.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.00%              2.7%
12/31/2014                        1.43                 0                 0              0.00%              6.3%
12/31/2013                        1.35                 0                 0              0.00%             37.1%
12/31/2012                        0.98                 0                 0              0.00%             13.8%
12/31/2011                        0.87                 0                 0              0.00%            -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT GROWTH OPPORTUNITIES FUND P CLASS - 54400R509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       155,024   $       179,755             8,532
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (248)
                                                       ---------------
Net assets                                             $       154,776
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        79,223            38,783   $          2.04
Band 100                                                        75,553            35,979              2.10
Band 75                                                              0                 0              2.16
Band 50                                                              0                 0              2.22
Band 25                                                              0                 0              2.28
Band 0                                                               0                 0              2.35
                                                       ---------------   ---------------
 Total                                                 $       154,776            74,762
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,184)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,184)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,756
Realized gain distributions                                                                         19,001
Net change in unrealized appreciation (depreciation)                                               (15,362)
                                                                                           ---------------
Net gain (loss)                                                                                      7,395
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,211
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,184)  $             (2,291)
Net realized gain (loss)                                                       3,756                  6,445
Realized gain distributions                                                   19,001                 29,508
Net change in unrealized appreciation (depreciation)                         (15,362)               (25,136)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,211                  8,526
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     108,460                 70,591
Cost of units redeemed                                                      (171,162)               (58,800)
Account charges                                                                  (12)                   (25)
                                                                --------------------   --------------------
Increase (decrease)                                                          (62,714)                11,766
                                                                --------------------   --------------------
Net increase (decrease)                                                      (57,503)                20,292
Net assets, beginning                                                        212,279                191,987
                                                                --------------------   --------------------
Net assets, ending                                              $            154,776   $            212,279
                                                                ====================   ====================

Units sold                                                                    51,588                 39,760
Units redeemed                                                               (81,337)               (34,910)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (29,749)                 4,850
Units outstanding, beginning                                                 104,511                 99,661
                                                                --------------------   --------------------
Units outstanding, ending                                                     74,762                104,511
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            490,866
Cost of units redeemed/account charges                                                             (439,610)
Net investment income (loss)                                                                        (12,976)
Net realized gain (loss)                                                                             38,147
Realized gain distributions                                                                         103,080
Net change in unrealized appreciation (depreciation)                                                (24,731)
                                                                                       --------------------
Net assets                                                                             $            154,776
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                39   $            79              1.25%              1.2%
12/31/2014                        2.02                79               160              1.25%              4.8%
12/31/2013                        1.93               100               192              1.25%             35.3%
12/31/2012                        1.42               128               182              1.25%             12.2%
12/31/2011                        1.27               113               144              1.25%            -11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.10                36   $            76              1.00%              1.4%
12/31/2014                        2.07                25                53              1.00%              5.1%
12/31/2013                        1.97                 0                 0              1.00%             35.6%
12/31/2012                        1.45                 0                 0              1.00%             12.5%
12/31/2011                        1.29                 0                 0              1.00%            -11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.75%              1.7%
12/31/2014                        2.12                 0                 0              0.75%              5.3%
12/31/2013                        2.02                 0                 0              0.75%             36.0%
12/31/2012                        1.48                 0                 0              0.75%             12.8%
12/31/2011                        1.31                 0                 0              0.75%            -10.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.50%              2.0%
12/31/2014                        2.18                 0                 0              0.50%              5.6%
12/31/2013                        2.06                 0                 0              0.50%             36.3%
12/31/2012                        1.51                 0                 0              0.50%             13.1%
12/31/2011                        1.34                 0                 0              0.50%            -10.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.25%              2.2%
12/31/2014                        2.23                 0                 0              0.25%              5.8%
12/31/2013                        2.11                 0                 0              0.25%             36.7%
12/31/2012                        1.54                 0                 0              0.25%             13.4%
12/31/2011                        1.36                 0                 0              0.25%            -10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.35                 0   $             0              0.00%              2.5%
12/31/2014                        2.29                 0                 0              0.00%              6.1%
12/31/2013                        2.16                 0                 0              0.00%             37.0%
12/31/2012                        1.57                 0                 0              0.00%             13.7%
12/31/2011                        1.39                 0                 0              0.00%            -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           LORD ABBETT GROWTH OPPORTUNITIES FUND R3 CLASS - 54400R806

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       148,590   $       166,182             8,207
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (37)
                                                       ---------------
Net assets                                             $       148,553
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       146,594            94,664   $          1.55
Band 100                                                             0                 0              1.58
Band 75                                                              0                 0              1.61
Band 50                                                              0                 0              1.65
Band 25                                                              0                 0              1.68
Band 0                                                           1,959             1,143              1.71
                                                       ---------------   ---------------
 Total                                                 $       148,553            95,807
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,501)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,501)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (16,587)
Realized gain distributions                                                                         18,500
Net change in unrealized appreciation (depreciation)                                                 3,725
                                                                                           ---------------
Net gain (loss)                                                                                      5,638
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         4,137
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,501)  $             (4,698)
Net realized gain (loss)                                                     (16,587)                 3,038
Realized gain distributions                                                   18,500                 43,540
Net change in unrealized appreciation (depreciation)                           3,725                (28,641)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,137                 13,239
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     116,894                452,606
Cost of units redeemed                                                      (287,010)              (301,825)
Account charges                                                                 (251)                (1,217)
                                                                --------------------   --------------------
Increase (decrease)                                                         (170,367)               149,564
                                                                --------------------   --------------------
Net increase (decrease)                                                     (166,230)               162,803
Net assets, beginning                                                        314,783                151,980
                                                                --------------------   --------------------
Net assets, ending                                              $            148,553   $            314,783
                                                                ====================   ====================

Units sold                                                                    76,424                315,510
Units redeemed                                                              (186,185)              (213,915)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (109,761)               101,595
Units outstanding, beginning                                                 205,568                103,973
                                                                --------------------   --------------------
Units outstanding, ending                                                     95,807                205,568
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,567,423
Cost of units redeemed/account charges                                                           (1,555,008)
Net investment income (loss)                                                                        (13,733)
Net realized gain (loss)                                                                             63,192
Realized gain distributions                                                                         104,271
Net change in unrealized appreciation (depreciation)                                                (17,592)
                                                                                       --------------------
Net assets                                                                             $            148,553
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                95   $           147              1.25%              1.2%
12/31/2014                        1.53               205               314              1.25%              4.8%
12/31/2013                        1.46               104               152              1.25%             35.3%
12/31/2012                        1.08               157               170              1.25%             12.2%
12/31/2011                        0.96               111               106              1.25%            -11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              1.00%              1.4%
12/31/2014                        1.56                 0                 0              1.00%              5.0%
12/31/2013                        1.48                 0                 0              1.00%             35.6%
12/31/2012                        1.09                 0                 0              1.00%             12.5%
12/31/2011                        0.97                 0                 0              1.00%            -11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%              1.7%
12/31/2014                        1.59                 0                 0              0.75%              5.3%
12/31/2013                        1.51                 0                 0              0.75%             36.0%
12/31/2012                        1.11                 0                 0              0.75%             12.8%
12/31/2011                        0.98                 0                 0              0.75%            -10.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.50%              1.9%
12/31/2014                        1.62                 0                 0              0.50%              5.5%
12/31/2013                        1.53                 0                 0              0.50%             36.3%
12/31/2012                        1.12                 0                 0              0.50%             13.0%
12/31/2011                        0.99                 0                 0              0.50%            -10.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%              2.2%
12/31/2014                        1.64                 0                 0              0.25%              5.8%
12/31/2013                        1.55                 0                 0              0.25%             36.6%
12/31/2012                        1.14                 0                 0              0.25%             13.3%
12/31/2011                        1.00                 0                 0              0.25%            -10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 1   $             2              0.00%              2.4%
12/31/2014                        1.67                 0                 1              0.00%              6.1%
12/31/2013                        1.58                 0                 0              0.00%             37.0%
12/31/2012                        1.15                 0                 0              0.00%             13.6%
12/31/2011                        1.01                 0                 0              0.00%            -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 LORD ABBETT HIGH YIELD FUND A CLASS - 54400N102

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       128,946   $       135,784            19,181
                                                                         ===============   ===============
Receivables: investments sold                                    3,213
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       132,159
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       132,159           141,637   $          0.93
Band 100                                                             0                 0              0.94
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $       132,159           141,637
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,483
Mortality & expense charges                                                                           (770)
                                                                                           ---------------
Net investment income (loss)                                                                         2,713
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,284)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (6,237)
                                                                                           ---------------
Net gain (loss)                                                                                     (9,521)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,808)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,713   $                 68
Net realized gain (loss)                                                      (3,284)                     0
Realized gain distributions                                                        0                    284
Net change in unrealized appreciation (depreciation)                          (6,237)                  (601)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,808)                  (249)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     181,358                 13,359
Cost of units redeemed                                                       (55,405)                     0
Account charges                                                                  (96)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          125,857                 13,359
                                                                --------------------   --------------------
Net increase (decrease)                                                      119,049                 13,110
Net assets, beginning                                                         13,110                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            132,159   $             13,110
                                                                ====================   ====================

Units sold                                                                   188,107                 13,559
Units redeemed                                                               (60,029)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      128,078                 13,559
Units outstanding, beginning                                                  13,559                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    141,637                 13,559
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            194,717
Cost of units redeemed/account charges                                                              (55,501)
Net investment income (loss)                                                                          2,781
Net realized gain (loss)                                                                             (3,284)
Realized gain distributions                                                                             284
Net change in unrealized appreciation (depreciation)                                                 (6,838)
                                                                                       --------------------
Net assets                                                                             $            132,159
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93               142   $           132              1.25%             -3.5%
12/31/2014                        0.97                14                13              1.25%             -3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              1.00%             -3.3%
12/31/2014                        0.97                 0                 0              1.00%             -3.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -3.0%
12/31/2014                        0.97                 0                 0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -2.8%
12/31/2014                        0.97                 0                 0              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%             -2.5%
12/31/2014                        0.97                 0                 0              0.25%             -2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%             -2.3%
12/31/2014                        0.97                 0                 0              0.00%             -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.8%
                2014               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT HIGH YIELD FUND R3 CLASS - 54400N706

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       255,002   $       254,748            37,065
                                                                         ===============   ===============
Receivables: investments sold                                    1,862
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       256,864
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       256,864           276,250   $          0.93
Band 100                                                             0                 0              0.93
Band 75                                                              0                 0              0.94
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $       256,864           276,250
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           542
Mortality & expense charges                                                                           (123)
                                                                                           ---------------
Net investment income (loss)                                                                           419
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (6)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                   254
                                                                                           ---------------
Net gain (loss)                                                                                        248
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           667
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                419   $                  0
Net realized gain (loss)                                                          (6)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                             254                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                667                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     260,362                      0
Cost of units redeemed                                                        (4,159)                     0
Account charges                                                                   (6)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          256,197                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      256,864                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            256,864   $                  0
                                                                ====================   ====================

Units sold                                                                   280,737                      0
Units redeemed                                                                (4,487)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      276,250                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    276,250                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            260,362
Cost of units redeemed/account charges                                                               (4,165)
Net investment income (loss)                                                                            419
Net realized gain (loss)                                                                                 (6)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                    254
                                                                                       --------------------
Net assets                                                                             $            256,864
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93               276   $           257              1.25%             -3.7%
12/31/2014                        0.97                 0                 0              1.25%             -3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              1.00%             -3.5%
12/31/2014                        0.97                 0                 0              1.00%             -3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.75%             -3.2%
12/31/2014                        0.97                 0                 0              0.75%             -3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -3.0%
12/31/2014                        0.97                 0                 0              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%             -2.8%
12/31/2014                        0.97                 0                 0              0.25%             -2.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%             -2.5%
12/31/2014                        0.97                 0                 0              0.00%             -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND P CLASS - 543919401

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,897   $        12,832               537
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        12,908
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,908             8,060   $          1.60
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.69
Band 50                                                              0                 0              1.74
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.84
                                                       ---------------   ---------------
 Total                                                 $        12,908             8,060
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            78
Mortality & expense charges                                                                           (160)
                                                                                           ---------------
Net investment income (loss)                                                                           (82)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,073
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (2,488)
                                                                                           ---------------
Net gain (loss)                                                                                       (415)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (497)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (82)  $               (119)
Net realized gain (loss)                                                       2,073                  9,838
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (2,488)                (8,430)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (497)                 1,289
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       7,742                  3,147
Cost of units redeemed                                                        (7,407)               (53,980)
Account charges                                                                  (54)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              281                (50,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (216)               (49,545)
Net assets, beginning                                                         13,124                 62,669
                                                                --------------------   --------------------
Net assets, ending                                              $             12,908   $             13,124
                                                                ====================   ====================

Units sold                                                                     4,620                  2,010
Units redeemed                                                                (4,355)               (35,252)
                                                                --------------------   --------------------
Net increase (decrease)                                                          265                (33,242)
Units outstanding, beginning                                                   7,795                 41,037
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,060                  7,795
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            143,200
Cost of units redeemed/account charges                                                             (149,264)
Net investment income (loss)                                                                         (1,430)
Net realized gain (loss)                                                                             17,802
Realized gain distributions                                                                           2,535
Net change in unrealized appreciation (depreciation)                                                     65
                                                                                       --------------------
Net assets                                                                             $             12,908
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 8   $            13              1.25%             -4.9%
12/31/2014                        1.68                 8                13              1.25%             10.2%
12/31/2013                        1.53                41                63              1.25%             28.7%
12/31/2012                        1.19                23                28              1.25%             13.1%
12/31/2011                        1.05                28                30              1.25%             -5.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%             -4.6%
12/31/2014                        1.73                 0                 0              1.00%             10.5%
12/31/2013                        1.56                 0                 0              1.00%             29.0%
12/31/2012                        1.21                 0                 0              1.00%             13.3%
12/31/2011                        1.07                 0                 0              1.00%             -5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.75%             -4.4%
12/31/2014                        1.77                 0                 0              0.75%             10.8%
12/31/2013                        1.60                 0                 0              0.75%             29.4%
12/31/2012                        1.24                 0                 0              0.75%             13.6%
12/31/2011                        1.09                 0                 0              0.75%             -4.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.50%             -4.2%
12/31/2014                        1.82                 0                 0              0.50%             11.1%
12/31/2013                        1.63                 0                 0              0.50%             29.7%
12/31/2012                        1.26                 0                 0              0.50%             13.9%
12/31/2011                        1.11                 0                 0              0.50%             -4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%             -3.9%
12/31/2014                        1.86                 0                 0              0.25%             11.4%
12/31/2013                        1.67                 0                 0              0.25%             30.0%
12/31/2012                        1.29                 0                 0              0.25%             14.2%
12/31/2011                        1.13                 0                 0              0.25%             -4.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.00%             -3.7%
12/31/2014                        1.91                 0                 0              0.00%             11.6%
12/31/2013                        1.71                 0                 0              0.00%             30.3%
12/31/2012                        1.31                 0                 0              0.00%             14.5%
12/31/2011                        1.15                 0                 0              0.00%             -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.2%
                2013               0.5%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT MID CAP STOCK FUND R3 CLASS - 543919807

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       137,864   $        99,904             5,628
                                                                         ===============   ===============
Receivables: investments sold                                       91
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       137,955
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       137,955            60,370   $          2.29
Band 100                                                             0                 0              2.32
Band 75                                                              0                 0              2.36
Band 50                                                              0                 0              2.40
Band 25                                                              0                 0              2.44
Band 0                                                               0                 0              2.48
                                                       ---------------   ---------------
 Total                                                 $       137,955            60,370
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           737
Mortality & expense charges                                                                         (1,796)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,059)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               459
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (6,588)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,129)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,188)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,059)  $             (1,343)
Net realized gain (loss)                                                         459                 15,548
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (6,588)                  (900)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,188)                13,305
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,530                  3,618
Cost of units redeemed                                                           (82)               (60,168)
Account charges                                                                  (33)                   (33)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,415                (56,583)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,773)               (43,278)
Net assets, beginning                                                        142,728                186,006
                                                                --------------------   --------------------
Net assets, ending                                              $            137,955   $            142,728
                                                                ====================   ====================

Units sold                                                                     1,103                  1,616
Units redeemed                                                                   (92)               (27,399)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,011                (25,783)
Units outstanding, beginning                                                  59,359                 85,142
                                                                --------------------   --------------------
Units outstanding, ending                                                     60,370                 59,359
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            224,502
Cost of units redeemed/account charges                                                             (139,015)
Net investment income (loss)                                                                         (4,763)
Net realized gain (loss)                                                                             19,271
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 37,960
                                                                                       --------------------
Net assets                                                                             $            137,955
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.29                60   $           138              1.25%             -5.0%
12/31/2014                        2.40                59               143              1.25%             10.1%
12/31/2013                        2.18                85               186              1.25%             28.5%
12/31/2012                        1.70                65               111              1.25%             12.9%
12/31/2011                        1.51                38                57              1.25%             -5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.32                 0   $             0              1.00%             -4.7%
12/31/2014                        2.44                 0                 0              1.00%             10.3%
12/31/2013                        2.21                 0                 0              1.00%             28.8%
12/31/2012                        1.72                 0                 0              1.00%             13.2%
12/31/2011                        1.52                 0                 0              1.00%             -5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.75%             -4.5%
12/31/2014                        2.47                 0                 0              0.75%             10.6%
12/31/2013                        2.24                 0                 0              0.75%             29.1%
12/31/2012                        1.73                 0                 0              0.75%             13.5%
12/31/2011                        1.53                 0                 0              0.75%             -4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.40                 0   $             0              0.50%             -4.2%
12/31/2014                        2.51                 0                 0              0.50%             10.9%
12/31/2013                        2.26                 0                 0              0.50%             29.4%
12/31/2012                        1.75                 0                 0              0.50%             13.8%
12/31/2011                        1.54                 0                 0              0.50%             -4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.25%             -4.0%
12/31/2014                        2.54                 0                 0              0.25%             11.2%
12/31/2013                        2.29                 0                 0              0.25%             29.7%
12/31/2012                        1.76                 0                 0              0.25%             14.0%
12/31/2011                        1.55                 0                 0              0.25%             -4.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.48                 0   $             0              0.00%             -3.8%
12/31/2014                        2.58                 0                 0              0.00%             11.4%
12/31/2013                        2.32                 0                 0              0.00%             30.1%
12/31/2012                        1.78                 0                 0              0.00%             14.3%
12/31/2011                        1.56                 0                 0              0.00%             -4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.3%
                2013               0.3%
                2012               0.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND R3 CLASS - 543913719

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       108,645   $       147,494             5,839
                                                                         ===============   ===============
Receivables: investments sold                                    9,204
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       117,849
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       112,410            54,249   $          2.07
Band 100                                                             0                 0              2.11
Band 75                                                              0                 0              2.14
Band 50                                                              0                 0              2.18
Band 25                                                              0                 0              2.21
Band 0                                                           5,439             2,415              2.25
                                                       ---------------   ---------------
 Total                                                 $       117,849            56,664
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,458)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,458)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (13,448)
Realized gain distributions                                                                         21,650
Net change in unrealized appreciation (depreciation)                                                (7,685)
                                                                                           ---------------
Net gain (loss)                                                                                        517
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (941)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,458)  $             (2,098)
Net realized gain (loss)                                                     (13,448)                 3,645
Realized gain distributions                                                   21,650                 36,691
Net change in unrealized appreciation (depreciation)                          (7,685)               (37,778)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (941)                   460
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      23,479                 42,626
Cost of units redeemed                                                       (64,147)              (123,829)
Account charges                                                                 (101)                  (240)
                                                                --------------------   --------------------
Increase (decrease)                                                          (40,769)               (81,443)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,710)               (80,983)
Net assets, beginning                                                        159,559                240,542
                                                                --------------------   --------------------
Net assets, ending                                              $            117,849   $            159,559
                                                                ====================   ====================

Units sold                                                                    10,985                 20,338
Units redeemed                                                               (29,282)               (58,937)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (18,297)               (38,599)
Units outstanding, beginning                                                  74,961                113,560
                                                                --------------------   --------------------
Units outstanding, ending                                                     56,664                 74,961
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            490,673
Cost of units redeemed/account charges                                                             (468,931)
Net investment income (loss)                                                                        (12,141)
Net realized gain (loss)                                                                             29,172
Realized gain distributions                                                                         117,925
Net change in unrealized appreciation (depreciation)                                                (38,849)
                                                                                       --------------------
Net assets                                                                             $            117,849
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.07                54   $           112              1.25%             -2.6%
12/31/2014                        2.13                75               159              1.25%              0.4%
12/31/2013                        2.12               114               241              1.25%             31.8%
12/31/2012                        1.61               167               268              1.25%              9.0%
12/31/2011                        1.47               162               239              1.25%             -6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              1.00%             -2.4%
12/31/2014                        2.16                 0                 0              1.00%              0.7%
12/31/2013                        2.14                 0                 0              1.00%             32.1%
12/31/2012                        1.62                 0                 0              1.00%              9.2%
12/31/2011                        1.48                 0                 0              1.00%             -5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14                 0   $             0              0.75%             -2.1%
12/31/2014                        2.19                 0                 0              0.75%              1.0%
12/31/2013                        2.17                 0                 0              0.75%             32.5%
12/31/2012                        1.64                 0                 0              0.75%              9.5%
12/31/2011                        1.49                 0                 0              0.75%             -5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.50%             -1.9%
12/31/2014                        2.22                 0                 0              0.50%              1.2%
12/31/2013                        2.19                 0                 0              0.50%             32.8%
12/31/2012                        1.65                 0                 0              0.50%              9.8%
12/31/2011                        1.50                 0                 0              0.50%             -5.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.25%             -1.6%
12/31/2014                        2.25                 0                 0              0.25%              1.5%
12/31/2013                        2.22                 0                 0              0.25%             33.1%
12/31/2012                        1.67                 0                 0              0.25%             10.1%
12/31/2011                        1.51                 0                 0              0.25%             -5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.25                 2   $             5              0.00%             -1.4%
12/31/2014                        2.28                 0                 1              0.00%              1.7%
12/31/2013                        2.25                 0                 0              0.00%             33.5%
12/31/2012                        1.68                 7                12              0.00%             10.3%
12/31/2011                        1.52                 5                 8              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              LORD ABBETT SMALL CAP VALUE FUND P CLASS - 543913867

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       335,445   $       450,514            16,712
                                                                         ===============   ===============
Receivables: investments sold                                      467
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       335,912
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       335,912           157,053   $          2.14
Band 100                                                             0                 0              2.20
Band 75                                                              0                 0              2.26
Band 50                                                              0                 0              2.32
Band 25                                                              0                 0              2.39
Band 0                                                               0                 0              2.46
                                                       ---------------   ---------------
 Total                                                 $       335,912           157,053
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (5,194)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,194)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (29,992)
Realized gain distributions                                                                         67,206
Net change in unrealized appreciation (depreciation)                                               (35,741)
                                                                                           ---------------
Net gain (loss)                                                                                      1,473
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,721)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,194)  $             (6,556)
Net realized gain (loss)                                                     (29,992)                10,684
Realized gain distributions                                                   67,206                116,600
Net change in unrealized appreciation (depreciation)                         (35,741)              (123,964)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,721)                (3,236)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      54,976                 67,330
Cost of units redeemed                                                      (221,520)              (168,033)
Account charges                                                                 (120)                  (132)
                                                                --------------------   --------------------
Increase (decrease)                                                         (166,664)              (100,835)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (170,385)              (104,071)
Net assets, beginning                                                        506,297                610,368
                                                                --------------------   --------------------
Net assets, ending                                              $            335,912   $            506,297
                                                                ====================   ====================

Units sold                                                                    25,096                 31,357
Units redeemed                                                               (98,655)               (80,110)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,559)               (48,753)
Units outstanding, beginning                                                 230,612                279,365
                                                                --------------------   --------------------
Units outstanding, ending                                                    157,053                230,612
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            868,094
Cost of units redeemed/account charges                                                             (770,878)
Net investment income (loss)                                                                        (32,026)
Net realized gain (loss)                                                                             14,923
Realized gain distributions                                                                         370,868
Net change in unrealized appreciation (depreciation)                                               (115,069)
                                                                                       --------------------
Net assets                                                                             $            335,912
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14               157   $           336              1.25%             -2.6%
12/31/2014                        2.20               231               506              1.25%              0.5%
12/31/2013                        2.18               279               610              1.25%             31.8%
12/31/2012                        1.66               265               439              1.25%              9.0%
12/31/2011                        1.52               258               393              1.25%             -5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.20                 0   $             0              1.00%             -2.3%
12/31/2014                        2.25                 0                 0              1.00%              0.7%
12/31/2013                        2.23                 0                 0              1.00%             32.1%
12/31/2012                        1.69                 0                 0              1.00%              9.3%
12/31/2011                        1.55                 0                 0              1.00%             -5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.26                 0   $             0              0.75%             -2.1%
12/31/2014                        2.31                 0                 0              0.75%              1.0%
12/31/2013                        2.29                 0                 0              0.75%             32.5%
12/31/2012                        1.73                 0                 0              0.75%              9.5%
12/31/2011                        1.58                 0                 0              0.75%             -5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.32                 0   $             0              0.50%             -1.8%
12/31/2014                        2.37                 0                 0              0.50%              1.2%
12/31/2013                        2.34                 0                 0              0.50%             32.8%
12/31/2012                        1.76                 0                 0              0.50%              9.8%
12/31/2011                        1.60                 0                 0              0.50%             -5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.39                 0   $             0              0.25%             -1.6%
12/31/2014                        2.43                 0                 0              0.25%              1.5%
12/31/2013                        2.39                 0                 0              0.25%             33.1%
12/31/2012                        1.80                 0                 0              0.25%             10.1%
12/31/2011                        1.63                 0                 0              0.25%             -5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.46                 0   $             0              0.00%             -1.4%
12/31/2014                        2.49                 0                 0              0.00%              1.8%
12/31/2013                        2.45                 0                 0              0.00%             33.5%
12/31/2012                        1.83                 0                 0              0.00%             10.4%
12/31/2011                        1.66                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  LORD ABBETT SMALL CAP VALUE FUND INSTITUTIONAL CLASS - 543913800 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.32
Band 100                                                             0                 0              1.33
Band 75                                                              0                 0              1.34
Band 50                                                              0                 0              1.35
Band 25                                                              0                 0              1.36
Band 0                                                               0                 0              1.38
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              1.25%             -2.1%
12/31/2014                        1.35                 0                 0              1.25%              0.9%
12/31/2013                        1.34                 0                 0              1.25%             32.4%
12/31/2012                        1.01                 0                 0              1.25%              0.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              1.00%             -1.9%
12/31/2014                        1.36                 0                 0              1.00%              1.2%
12/31/2013                        1.34                 0                 0              1.00%             32.8%
12/31/2012                        1.01                 0                 0              1.00%              1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.75%             -1.7%
12/31/2014                        1.36                 0                 0              0.75%              1.4%
12/31/2013                        1.35                 0                 0              0.75%             33.1%
12/31/2012                        1.01                 0                 0              0.75%              1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.50%             -1.4%
12/31/2014                        1.37                 0                 0              0.50%              1.7%
12/31/2013                        1.35                 0                 0              0.50%             33.4%
12/31/2012                        1.01                 0                 0              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.25%             -1.2%
12/31/2014                        1.38                 0                 0              0.25%              1.9%
12/31/2013                        1.35                 0                 0              0.25%             33.8%
12/31/2012                        1.01                 0                 0              0.25%              1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.00%             -0.9%
12/31/2014                        1.39                 0                 0              0.00%              2.2%
12/31/2013                        1.36                 0                 0              0.00%             34.1%
12/31/2012                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND A CLASS - 54400A100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,307,624   $     1,384,234            74,309
                                                                         ===============   ===============
Receivables: investments sold                                    3,941
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,311,565
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,311,565           735,607   $          1.78
Band 100                                                             0                 0              1.81
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.87
Band 25                                                              0                 0              1.89
Band 0                                                               0                 0              1.92
                                                       ---------------   ---------------
 Total                                                 $     1,311,565           735,607
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (23,976)
                                                                                           ---------------
Net investment income (loss)                                                                       (23,976)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           442,201
Realized gain distributions                                                                         28,516
Net change in unrealized appreciation (depreciation)                                              (325,845)
                                                                                           ---------------
Net gain (loss)                                                                                    144,872
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       120,896
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (23,976)  $            (41,815)
Net realized gain (loss)                                                     442,201                558,948
Realized gain distributions                                                   28,516                669,454
Net change in unrealized appreciation (depreciation)                        (325,845)              (669,682)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            120,896                516,905
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,311,581              1,813,641
Cost of units redeemed                                                    (5,337,075)            (2,748,958)
Account charges                                                                 (759)                (6,575)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,026,253)              (941,892)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,905,357)              (424,987)
Net assets, beginning                                                      5,216,922              5,641,909
                                                                --------------------   --------------------
Net assets, ending                                              $          1,311,565   $          5,216,922
                                                                ====================   ====================

Units sold                                                                   733,190              1,129,553
Units redeemed                                                            (2,717,050)            (1,609,803)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,983,860)              (480,250)
Units outstanding, beginning                                               2,719,467              3,199,717
                                                                --------------------   --------------------
Units outstanding, ending                                                    735,607              2,719,467
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         17,619,949
Cost of units redeemed/account charges                                                          (18,489,204)
Net investment income (loss)                                                                       (134,558)
Net realized gain (loss)                                                                          1,233,855
Realized gain distributions                                                                       1,158,133
Net change in unrealized appreciation (depreciation)                                                (76,610)
                                                                                       --------------------
Net assets                                                                             $          1,311,565
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78               736   $         1,312              1.25%             -4.1%
12/31/2014                        1.86             1,380             2,565              1.25%              7.8%
12/31/2013                        1.73             1,829             3,156              1.25%             34.4%
12/31/2012                        1.28             1,840             2,362              1.25%              8.4%
12/31/2011                        1.18             1,130             1,338              1.25%             -5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              1.00%             -3.8%
12/31/2014                        1.88                 0                 0              1.00%              8.0%
12/31/2013                        1.74                 0                 0              1.00%             34.7%
12/31/2012                        1.29                 0                 0              1.00%              8.6%
12/31/2011                        1.19                 0                 0              1.00%             -5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -3.6%
12/31/2014                        1.91                 0                 0              0.75%              8.3%
12/31/2013                        1.76                 0                 0              0.75%             35.1%
12/31/2012                        1.30                 0                 0              0.75%              8.9%
12/31/2011                        1.20                 0                 0              0.75%             -4.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.50%             -3.4%
12/31/2014                        1.93                 0                 0              0.50%              8.6%
12/31/2013                        1.78                 0                 0              0.50%             35.4%
12/31/2012                        1.31                 0                 0              0.50%              9.2%
12/31/2011                        1.20                 0                 0              0.50%             -4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%             -3.1%
12/31/2014                        1.95                 0                 0              0.25%              8.8%
12/31/2013                        1.80                 0                 0              0.25%             35.8%
12/31/2012                        1.32                 0                 0              0.25%              9.5%
12/31/2011                        1.21                 0                 0              0.25%             -4.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.00%             -2.9%
12/31/2014                        1.98             1,340             2,652              0.00%              9.1%
12/31/2013                        1.81             1,370             2,486              0.00%             36.1%
12/31/2012                        1.33             1,528             2,037              0.00%              9.7%
12/31/2011                        1.21                 0                 0              0.00%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND P CLASS - 54400A407

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       761,255   $       865,099            43,715
                                                                         ===============   ===============
Receivables: investments sold                                    1,145
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       762,400
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       697,520           610,088   $          1.14
Band 100                                                        64,880            56,398              1.15
Band 75                                                              0                 0              1.16
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.17
Band 0                                                               0                 0              1.18
                                                       ---------------   ---------------
 Total                                                 $       762,400           666,486
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (10,161)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,161)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,901)
Realized gain distributions                                                                         56,160
Net change in unrealized appreciation (depreciation)                                               (77,368)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,109)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (34,270)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,161)  $            (10,420)
Net realized gain (loss)                                                      (2,901)                 5,203
Realized gain distributions                                                   56,160                113,740
Net change in unrealized appreciation (depreciation)                         (77,368)               (45,299)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (34,270)                63,224
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      85,171                118,804
Cost of units redeemed                                                      (127,676)              (232,961)
Account charges                                                                 (715)                  (613)
                                                                --------------------   --------------------
Increase (decrease)                                                          (43,220)              (114,770)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (77,490)               (51,546)
Net assets, beginning                                                        839,890                891,436
                                                                --------------------   --------------------
Net assets, ending                                              $            762,400   $            839,890
                                                                ====================   ====================

Units sold                                                                    85,532                137,796
Units redeemed                                                              (122,216)              (237,557)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (36,684)               (99,761)
Units outstanding, beginning                                                 703,170                802,931
                                                                --------------------   --------------------
Units outstanding, ending                                                    666,486                703,170
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,060,766
Cost of units redeemed/account charges                                                             (419,726)
Net investment income (loss)                                                                        (25,069)
Net realized gain (loss)                                                                              5,036
Realized gain distributions                                                                         245,237
Net change in unrealized appreciation (depreciation)                                               (103,844)
                                                                                       --------------------
Net assets                                                                             $            762,400
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 7/12/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14               610   $           698              1.25%             -4.3%
12/31/2014                        1.19               673               804              1.25%              7.6%
12/31/2013                        1.11               733               813              1.25%             11.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                56   $            65              1.00%             -4.0%
12/31/2014                        1.20                30                36              1.00%              7.9%
12/31/2013                        1.11                 2                 2              1.00%             11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.75%             -3.8%
12/31/2014                        1.20                 0                 0              0.75%              8.2%
12/31/2013                        1.11                 0                 0              0.75%             11.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.50%             -3.5%
12/31/2014                        1.21                 0                 0              0.50%              8.4%
12/31/2013                        1.11                 0                 0              0.50%             11.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.25%             -3.3%
12/31/2014                        1.21                 0                 0              0.25%              8.7%
12/31/2013                        1.11                 0                 0              0.25%             11.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.00%             -3.1%
12/31/2014                        1.22                 0                 0              0.00%              9.0%
12/31/2013                        1.12                68                76              0.00%             11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            LORD ABBETT VALUE OPPORTUNITIES FUND R3 CLASS - 54400A803

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,164,259   $     1,336,763            68,512
                                                                         ===============   ===============
Receivables: investments sold                                   19,642
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,183,901
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       896,427           508,221   $          1.76
Band 100                                                       275,045           153,596              1.79
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.85
Band 25                                                              0                 0              1.87
Band 0                                                          12,429             6,534              1.90
                                                       ---------------   ---------------
 Total                                                 $     1,183,901           668,351
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (20,760)
                                                                                           ---------------
Net investment income (loss)                                                                       (20,760)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            91,919
Realized gain distributions                                                                         95,929
Net change in unrealized appreciation (depreciation)                                              (217,788)
                                                                                           ---------------
Net gain (loss)                                                                                    (29,940)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (50,700)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (20,760)  $            (25,591)
Net realized gain (loss)                                                      91,919                 69,832
Realized gain distributions                                                   95,929                303,744
Net change in unrealized appreciation (depreciation)                        (217,788)              (185,671)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (50,700)               162,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     303,005                812,495
Cost of units redeemed                                                    (1,458,977)              (573,057)
Account charges                                                               (1,289)                (1,952)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,157,261)               237,486
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,207,961)               399,800
Net assets, beginning                                                      2,391,862              1,992,062
                                                                --------------------   --------------------
Net assets, ending                                              $          1,183,901   $          2,391,862
                                                                ====================   ====================

Units sold                                                                   167,293                532,108
Units redeemed                                                              (788,052)              (400,095)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (620,759)               132,013
Units outstanding, beginning                                               1,289,110              1,157,097
                                                                --------------------   --------------------
Units outstanding, ending                                                    668,351              1,289,110
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,532,102
Cost of units redeemed/account charges                                                           (2,907,400)
Net investment income (loss)                                                                        (82,718)
Net realized gain (loss)                                                                            251,373
Realized gain distributions                                                                         563,048
Net change in unrealized appreciation (depreciation)                                               (172,504)
                                                                                       --------------------
Net assets                                                                             $          1,183,901
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76               508   $           896              1.25%             -4.3%
12/31/2014                        1.84             1,045             1,927              1.25%              7.6%
12/31/2013                        1.71             1,058             1,813              1.25%             34.2%
12/31/2012                        1.28               905             1,156              1.25%              8.2%
12/31/2011                        1.18               596               704              1.25%             -5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79               154   $           275              1.00%             -4.1%
12/31/2014                        1.87               149               279              1.00%              7.9%
12/31/2013                        1.73                 0                 0              1.00%             34.5%
12/31/2012                        1.29                 0                 0              1.00%              8.5%
12/31/2011                        1.19                 0                 0              1.00%             -5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -3.9%
12/31/2014                        1.89                 0                 0              0.75%              8.1%
12/31/2013                        1.75                 0                 0              0.75%             34.8%
12/31/2012                        1.30                 0                 0              0.75%              8.7%
12/31/2011                        1.19                 0                 0              0.75%             -5.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.50%             -3.6%
12/31/2014                        1.91                 0                 0              0.50%              8.4%
12/31/2013                        1.77                 0                 0              0.50%             35.2%
12/31/2012                        1.31                 0                 0              0.50%              9.0%
12/31/2011                        1.20                 0                 0              0.50%             -4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.25%             -3.4%
12/31/2014                        1.94                 0                 0              0.25%              8.7%
12/31/2013                        1.78                 0                 0              0.25%             35.5%
12/31/2012                        1.32                 0                 0              0.25%              9.3%
12/31/2011                        1.21                 0                 0              0.25%             -4.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 7   $            12              0.00%             -3.1%
12/31/2014                        1.96                95               186              0.00%              8.9%
12/31/2013                        1.80               100               179              0.00%             35.9%
12/31/2012                        1.33                18                24              0.00%              9.5%
12/31/2011                        1.21                21                26              0.00%             -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         LORD ABBETT GROWTH LEADERS FUND I CLASS - 543915284 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.09
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.10
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.25%              9.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              9.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              9.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.50%              9.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%             10.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%             10.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                LORD ABBETT TOTAL RETURN FUND I CLASS - 54400U106

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         8,673   $         8,759               851
                                                                         ===============   ===============
Receivables: investments sold                                        8
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         8,681
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         8,681             8,927   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $         8,681             8,927
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            22
Mortality & expense charges                                                                             (9)
                                                                                           ---------------
Net investment income (loss)                                                                            13
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                             14
Net change in unrealized appreciation (depreciation)                                                   (86)
                                                                                           ---------------
Net gain (loss)                                                                                        (72)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (59)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 13   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                       14                      0
Net change in unrealized appreciation (depreciation)                             (86)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (59)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,740                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            8,740                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,681                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              8,681   $                  0
                                                                ====================   ====================

Units sold                                                                     8,927                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,927                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      8,927                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $              8,740
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                             13
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                              14
Net change in unrealized appreciation (depreciation)                                                    (86)
                                                                                       --------------------
Net assets                                                                             $              8,681
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 9   $             9              1.25%             -2.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        LORD ABBETT GROWTH LEADERS FUND R3 CLASS - 543915268 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.09
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.09
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.10
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.25%              8.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              9.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%              9.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               LORD ABBETT TOTAL RETURN FUND R3 CLASS - 543916373

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       528,567   $       544,000            52,190
                                                                         ===============   ===============
Receivables: investments sold                                    2,210
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       530,777
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       530,777           547,927   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $       530,777           547,927
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,503
Mortality & expense charges                                                                         (3,646)
                                                                                           ---------------
Net investment income (loss)                                                                         3,857
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (294)
Realized gain distributions                                                                            941
Net change in unrealized appreciation (depreciation)                                               (15,433)
                                                                                           ---------------
Net gain (loss)                                                                                    (14,786)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,929)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,857   $                  0
Net realized gain (loss)                                                        (294)                     0
Realized gain distributions                                                      941                      0
Net change in unrealized appreciation (depreciation)                         (15,433)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,929)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     558,668                      0
Cost of units redeemed                                                       (16,956)                     0
Account charges                                                                   (6)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          541,706                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      530,777                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            530,777   $                  0
                                                                ====================   ====================

Units sold                                                                   565,601                      0
Units redeemed                                                               (17,674)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      547,927                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    547,927                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            558,668
Cost of units redeemed/account charges                                                              (16,962)
Net investment income (loss)                                                                          3,857
Net realized gain (loss)                                                                               (294)
Realized gain distributions                                                                             941
Net change in unrealized appreciation (depreciation)                                                (15,433)
                                                                                       --------------------
Net assets                                                                             $            530,777
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97               548   $           531              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MANNING & NAPIER PRO-BLEND CONSERVATIVE TERM SERIES S CLASS - 563821651

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,329,897   $     2,492,417           182,361
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,794)
                                                       ---------------
Net assets                                             $     2,325,103
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,325,103         1,717,912   $          1.35
Band 100                                                             0                 0              1.38
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.48
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $     2,325,103         1,717,912
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        34,680
Mortality & expense charges                                                                        (30,698)
                                                                                           ---------------
Net investment income (loss)                                                                         3,982
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (21,665)
Realized gain distributions                                                                            656
Net change in unrealized appreciation (depreciation)                                               (91,549)
                                                                                           ---------------
Net gain (loss)                                                                                   (112,558)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (108,576)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,982   $              3,370
Net realized gain (loss)                                                     (21,665)                11,680
Realized gain distributions                                                      656                 93,627
Net change in unrealized appreciation (depreciation)                         (91,549)               (54,899)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (108,576)                53,778
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     955,461                431,983
Cost of units redeemed                                                      (625,664)              (554,982)
Account charges                                                                 (862)                  (324)
                                                                --------------------   --------------------
Increase (decrease)                                                          328,935               (123,323)
                                                                --------------------   --------------------
Net increase (decrease)                                                      220,359                (69,545)
Net assets, beginning                                                      2,104,744              2,174,289
                                                                --------------------   --------------------
Net assets, ending                                              $          2,325,103   $          2,104,744
                                                                ====================   ====================

Units sold                                                                   694,521                305,679
Units redeemed                                                              (465,350)              (397,994)
                                                                --------------------   --------------------
Net increase (decrease)                                                      229,171                (92,315)
Units outstanding, beginning                                               1,488,741              1,581,056
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,717,912              1,488,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,426,546
Cost of units redeemed/account charges                                                           (2,212,576)
Net investment income (loss)                                                                         22,520
Net realized gain (loss)                                                                             29,011
Realized gain distributions                                                                         222,122
Net change in unrealized appreciation (depreciation)                                               (162,520)
                                                                                       --------------------
Net assets                                                                             $          2,325,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35             1,718   $         2,325              1.25%             -4.3%
12/31/2014                        1.41             1,489             2,105              1.25%              2.8%
12/31/2013                        1.38             1,581             2,174              1.25%              6.3%
12/31/2012                        1.29               678               877              1.25%              7.4%
12/31/2011                        1.20               621               748              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              1.00%             -4.0%
12/31/2014                        1.44                 0                 0              1.00%              3.1%
12/31/2013                        1.40                 0                 0              1.00%              6.6%
12/31/2012                        1.31                 0                 0              1.00%              7.7%
12/31/2011                        1.22                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -3.8%
12/31/2014                        1.47                 0                 0              0.75%              3.3%
12/31/2013                        1.43                 0                 0              0.75%              6.8%
12/31/2012                        1.33                 0                 0              0.75%              7.9%
12/31/2011                        1.24                 0                 0              0.75%              1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%             -3.5%
12/31/2014                        1.50                 0                 0              0.50%              3.6%
12/31/2013                        1.45                 0                 0              0.50%              7.1%
12/31/2012                        1.36                 0                 0              0.50%              8.2%
12/31/2011                        1.25                 0                 0              0.50%              2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -3.3%
12/31/2014                        1.53                 0                 0              0.25%              3.8%
12/31/2013                        1.48                 0                 0              0.25%              7.4%
12/31/2012                        1.38                 0                 0              0.25%              8.5%
12/31/2011                        1.27                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%             -3.1%
12/31/2014                        1.57                 0                 0              0.00%              4.1%
12/31/2013                        1.50                 0                 0              0.00%              7.6%
12/31/2012                        1.40                 0                 0              0.00%              8.8%
12/31/2011                        1.29                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.4%
                2013               1.5%
                2012               1.6%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND EXTENDED TERM SERIES S CLASS - 563821768

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,476,573   $     4,948,454           285,292
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,193)
                                                       ---------------
Net assets                                             $     4,473,380
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,473,380         3,329,461   $          1.34
Band 100                                                             0                 0              1.37
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $     4,473,380         3,329,461
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        27,333
Mortality & expense charges                                                                        (54,982)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,649)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (10,853)
Realized gain distributions                                                                         61,875
Net change in unrealized appreciation (depreciation)                                              (313,042)
                                                                                           ---------------
Net gain (loss)                                                                                   (262,020)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (289,669)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,649)  $            (17,635)
Net realized gain (loss)                                                     (10,853)                18,368
Realized gain distributions                                                   61,875                302,509
Net change in unrealized appreciation (depreciation)                        (313,042)              (206,333)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (289,669)                96,909
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,397,819              1,266,744
Cost of units redeemed                                                      (757,901)              (370,828)
Account charges                                                                 (842)                  (697)
                                                                --------------------   --------------------
Increase (decrease)                                                          639,076                895,219
                                                                --------------------   --------------------
Net increase (decrease)                                                      349,407                992,128
Net assets, beginning                                                      4,123,973              3,131,845
                                                                --------------------   --------------------
Net assets, ending                                              $          4,473,380   $          4,123,973
                                                                ====================   ====================

Units sold                                                                   985,082                889,664
Units redeemed                                                              (538,839)              (274,870)
                                                                --------------------   --------------------
Net increase (decrease)                                                      446,243                614,794
Units outstanding, beginning                                               2,883,218              2,268,424
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,329,461              2,883,218
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          6,177,453
Cost of units redeemed/account charges                                                           (1,779,010)
Net investment income (loss)                                                                        (50,092)
Net realized gain (loss)                                                                             45,445
Realized gain distributions                                                                         551,465
Net change in unrealized appreciation (depreciation)                                               (471,881)
                                                                                       --------------------
Net assets                                                                             $          4,473,380
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34             3,329   $         4,473              1.25%             -6.1%
12/31/2014                        1.43             2,883             4,124              1.25%              3.6%
12/31/2013                        1.38             2,268             3,132              1.25%             15.1%
12/31/2012                        1.20               379               455              1.25%             11.8%
12/31/2011                        1.07               366               393              1.25%             -2.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              1.00%             -5.8%
12/31/2014                        1.46                 0                 0              1.00%              3.9%
12/31/2013                        1.41                 0                 0              1.00%             15.4%
12/31/2012                        1.22                 0                 0              1.00%             12.1%
12/31/2011                        1.09                 0                 0              1.00%             -2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -5.6%
12/31/2014                        1.49                 0                 0              0.75%              4.1%
12/31/2013                        1.43                 0                 0              0.75%             15.6%
12/31/2012                        1.24                 0                 0              0.75%             12.3%
12/31/2011                        1.10                 0                 0              0.75%             -2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -5.4%
12/31/2014                        1.52                 0                 0              0.50%              4.4%
12/31/2013                        1.46                 0                 0              0.50%             15.9%
12/31/2012                        1.26                 0                 0              0.50%             12.6%
12/31/2011                        1.12                 0                 0              0.50%             -1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -5.1%
12/31/2014                        1.55                 0                 0              0.25%              4.6%
12/31/2013                        1.48                 0                 0              0.25%             16.2%
12/31/2012                        1.28                 0                 0              0.25%             12.9%
12/31/2011                        1.13                 0                 0              0.25%             -1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%             -4.9%
12/31/2014                        1.58                 0                 0              0.00%              4.9%
12/31/2013                        1.51                 0                 0              0.00%             16.5%
12/31/2012                        1.30                 0                 0              0.00%             13.2%
12/31/2011                        1.15                 0                 0              0.00%             -1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.8%
                2013               0.7%
                2012               0.9%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND MAXIMUM TERM SERIES S CLASS - 563821594

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,722,620   $     1,942,257            97,506
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,608)
                                                       ---------------
Net assets                                             $     1,720,012
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,720,012         1,279,125   $          1.34
Band 100                                                             0                 0              1.38
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $     1,720,012         1,279,125
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,613
Mortality & expense charges                                                                        (21,652)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,039)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (23,331)
Realized gain distributions                                                                         18,519
Net change in unrealized appreciation (depreciation)                                              (101,219)
                                                                                           ---------------
Net gain (loss)                                                                                   (106,031)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (124,070)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,039)  $            (11,586)
Net realized gain (loss)                                                     (23,331)                25,940
Realized gain distributions                                                   18,519                144,039
Net change in unrealized appreciation (depreciation)                        (101,219)              (122,353)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (124,070)                36,040
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     935,970                959,816
Cost of units redeemed                                                      (572,176)              (365,875)
Account charges                                                                 (365)                  (491)
                                                                --------------------   --------------------
Increase (decrease)                                                          363,429                593,450
                                                                --------------------   --------------------
Net increase (decrease)                                                      239,359                629,490
Net assets, beginning                                                      1,480,653                851,163
                                                                --------------------   --------------------
Net assets, ending                                              $          1,720,012   $          1,480,653
                                                                ====================   ====================

Units sold                                                                   662,880                670,240
Units redeemed                                                              (414,949)              (257,969)
                                                                --------------------   --------------------
Net increase (decrease)                                                      247,931                412,271
Units outstanding, beginning                                               1,031,194                618,923
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,279,125              1,031,194
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,118,068
Cost of units redeemed/account charges                                                           (1,454,520)
Net investment income (loss)                                                                        (39,081)
Net realized gain (loss)                                                                             56,474
Realized gain distributions                                                                         258,708
Net change in unrealized appreciation (depreciation)                                               (219,637)
                                                                                       --------------------
Net assets                                                                             $          1,720,012
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34             1,279   $         1,720              1.25%             -6.4%
12/31/2014                        1.44             1,031             1,481              1.25%              4.4%
12/31/2013                        1.38               619               851              1.25%             24.2%
12/31/2012                        1.11               195               216              1.25%             14.8%
12/31/2011                        0.96                96                93              1.25%             -8.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              1.00%             -6.1%
12/31/2014                        1.47                 0                 0              1.00%              4.7%
12/31/2013                        1.40                 0                 0              1.00%             24.5%
12/31/2012                        1.12                 0                 0              1.00%             15.1%
12/31/2011                        0.98                 0                 0              1.00%             -8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -5.9%
12/31/2014                        1.50                 0                 0              0.75%              4.9%
12/31/2013                        1.43                 0                 0              0.75%             24.8%
12/31/2012                        1.14                 0                 0              0.75%             15.4%
12/31/2011                        0.99                 0                 0              0.75%             -7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -5.6%
12/31/2014                        1.53                 0                 0              0.50%              5.2%
12/31/2013                        1.45                 0                 0              0.50%             25.1%
12/31/2012                        1.16                 0                 0              0.50%             15.7%
12/31/2011                        1.00                 0                 0              0.50%             -7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -5.4%
12/31/2014                        1.56                 0                 0              0.25%              5.5%
12/31/2013                        1.48                 0                 0              0.25%             25.4%
12/31/2012                        1.18                 0                 0              0.25%             16.0%
12/31/2011                        1.02                 0                 0              0.25%             -7.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%             -5.2%
12/31/2014                        1.59                 0                 0              0.00%              5.7%
12/31/2013                        1.50                 0                 0              0.00%             25.7%
12/31/2012                        1.20                 0                 0              0.00%             16.2%
12/31/2011                        1.03                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.3%
                2013               0.2%
                2012               0.4%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MANNING & NAPIER PRO-BLEND MODERATE TERM SERIES S CLASS - 563821776

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,486,297   $    25,353,231         1,843,089
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (42,204)
                                                       ---------------
Net assets                                             $    23,444,093
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    23,444,093        18,009,992   $          1.30
Band 100                                                             0                 0              1.33
Band 75                                                              0                 0              1.36
Band 50                                                              0                 0              1.39
Band 25                                                              0                 0              1.43
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $    23,444,093        18,009,992
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       193,404
Mortality & expense charges                                                                       (311,959)
                                                                                           ---------------
Net investment income (loss)                                                                      (118,555)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (39,290)
Realized gain distributions                                                                         67,768
Net change in unrealized appreciation (depreciation)                                            (1,267,153)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,238,675)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,357,230)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (118,555)  $            (60,915)
Net realized gain (loss)                                                     (39,290)               307,019
Realized gain distributions                                                   67,768              1,726,450
Net change in unrealized appreciation (depreciation)                      (1,267,153)            (1,481,707)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,357,230)               490,847
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,765,905              7,465,466
Cost of units redeemed                                                    (4,432,567)            (4,602,670)
Account charges                                                              (17,516)               (18,662)
                                                                --------------------   --------------------
Increase (decrease)                                                         (684,178)             2,844,134
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,041,408)             3,334,981
Net assets, beginning                                                     25,485,501             22,150,520
                                                                --------------------   --------------------
Net assets, ending                                              $         23,444,093   $         25,485,501
                                                                ====================   ====================

Units sold                                                                 2,886,401             10,674,892
Units redeemed                                                            (3,403,275)            (8,615,835)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (516,874)             2,059,057
Units outstanding, beginning                                              18,526,866             16,467,809
                                                                --------------------   --------------------
Units outstanding, ending                                                 18,009,992             18,526,866
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         49,901,561
Cost of units redeemed/account charges                                                          (28,504,666)
Net investment income (loss)                                                                       (148,413)
Net realized gain (loss)                                                                            540,419
Realized gain distributions                                                                       3,522,126
Net change in unrealized appreciation (depreciation)                                             (1,866,934)
                                                                                       --------------------
Net assets                                                                             $         23,444,093
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30            18,010   $        23,444              1.25%             -5.4%
12/31/2014                        1.38            18,527            25,486              1.25%              2.3%
12/31/2013                        1.35            16,468            22,151              1.25%             10.9%
12/31/2012                        1.21            10,879            13,200              1.25%              9.9%
12/31/2011                        1.10             9,214            10,169              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              1.00%             -5.1%
12/31/2014                        1.40                 0                 0              1.00%              2.5%
12/31/2013                        1.37                 0                 0              1.00%             11.1%
12/31/2012                        1.23                 0                 0              1.00%             10.2%
12/31/2011                        1.12                 0                 0              1.00%             -1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.75%             -4.9%
12/31/2014                        1.43                 0                 0              0.75%              2.8%
12/31/2013                        1.39                 0                 0              0.75%             11.4%
12/31/2012                        1.25                 0                 0              0.75%             10.5%
12/31/2011                        1.13                 0                 0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.50%             -4.7%
12/31/2014                        1.46                 0                 0              0.50%              3.0%
12/31/2013                        1.42                 0                 0              0.50%             11.7%
12/31/2012                        1.27                 0                 0              0.50%             10.8%
12/31/2011                        1.15                 0                 0              0.50%             -0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.25%             -4.4%
12/31/2014                        1.49                 0                 0              0.25%              3.3%
12/31/2013                        1.45                 0                 0              0.25%             12.0%
12/31/2012                        1.29                 0                 0              0.25%             11.0%
12/31/2011                        1.16                 0                 0              0.25%             -0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%             -4.2%
12/31/2014                        1.52                 0                 0              0.00%              3.6%
12/31/2013                        1.47                 0                 0              0.00%             12.3%
12/31/2012                        1.31                 0                 0              0.00%             11.3%
12/31/2011                        1.18                 0                 0              0.00%              0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               1.1%
                2013               0.9%
                2012               1.1%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R2 CLASS - 552746661

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,112,087   $     1,127,374            34,540
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,389)
                                                       ---------------
Net assets                                             $     1,107,698
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,107,698           797,445   $          1.39
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.43
Band 0                                                               0                 0              1.44
                                                       ---------------   ---------------
 Total                                                 $     1,107,698           797,445
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,273
Mortality & expense charges                                                                         (8,862)
                                                                                           ---------------
Net investment income (loss)                                                                         2,411
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,313
Realized gain distributions                                                                         20,468
Net change in unrealized appreciation (depreciation)                                                (7,494)
                                                                                           ---------------
Net gain (loss)                                                                                     16,287
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,698
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,411   $              3,009
Net realized gain (loss)                                                       3,313                  5,228
Realized gain distributions                                                   20,468                  2,974
Net change in unrealized appreciation (depreciation)                          (7,494)               (11,597)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,698                   (386)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,323,611                276,909
Cost of units redeemed                                                      (490,135)               (52,433)
Account charges                                                                 (535)                   (82)
                                                                --------------------   --------------------
Increase (decrease)                                                          832,941                224,394
                                                                --------------------   --------------------
Net increase (decrease)                                                      851,639                224,008
Net assets, beginning                                                        256,059                 32,051
                                                                --------------------   --------------------
Net assets, ending                                              $          1,107,698   $            256,059
                                                                ====================   ====================

Units sold                                                                   979,748                209,641
Units redeemed                                                              (375,688)               (40,405)
                                                                --------------------   --------------------
Net increase (decrease)                                                      604,060                169,236
Units outstanding, beginning                                                 193,385                 24,149
                                                                --------------------   --------------------
Units outstanding, ending                                                    797,445                193,385
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,629,041
Cost of units redeemed/account charges                                                             (543,921)
Net investment income (loss)                                                                          5,687
Net realized gain (loss)                                                                              8,643
Realized gain distributions                                                                          23,535
Net change in unrealized appreciation (depreciation)                                                (15,287)
                                                                                       --------------------
Net assets                                                                             $          1,107,698
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39               797   $         1,108              1.25%              4.9%
12/31/2014                        1.32               193               256              1.25%             -0.2%
12/31/2013                        1.33                24                32              1.25%             25.5%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%              5.2%
12/31/2014                        1.33                 0                 0              1.00%              0.0%
12/31/2013                        1.33                 0                 0              1.00%             25.8%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%              5.4%
12/31/2014                        1.34                 0                 0              0.75%              0.3%
12/31/2013                        1.33                 0                 0              0.75%             26.1%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%              5.7%
12/31/2014                        1.35                 0                 0              0.50%              0.5%
12/31/2013                        1.34                 0                 0              0.50%             26.4%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.25%              6.0%
12/31/2014                        1.35                 0                 0              0.25%              0.8%
12/31/2013                        1.34                 0                 0              0.25%             26.7%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.00%              6.2%
12/31/2014                        1.36                 0                 0              0.00%              1.0%
12/31/2013                        1.35                 0                 0              0.00%             27.0%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               3.3%
                2013               3.2%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R3 CLASS - 575719851

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,185,264   $    12,434,687           658,799
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (158,053)
                                                       ---------------
Net assets                                             $    15,027,211
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,564,195         5,045,019   $          1.90
Band 100                                                             0                 0              1.92
Band 75                                                              0                 0              1.95
Band 50                                                              0                 0              1.98
Band 25                                                              0                 0              2.00
Band 0                                                       5,463,016         2,686,990              2.03
                                                       ---------------   ---------------
 Total                                                 $    15,027,211         7,732,009
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       128,878
Mortality & expense charges                                                                       (119,288)
                                                                                           ---------------
Net investment income (loss)                                                                         9,590
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           515,027
Realized gain distributions                                                                        801,910
Net change in unrealized appreciation (depreciation)                                            (1,449,316)
                                                                                           ---------------
Net gain (loss)                                                                                   (132,379)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (122,789)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,590   $            (20,080)
Net realized gain (loss)                                                     515,027                454,720
Realized gain distributions                                                  801,910                476,517
Net change in unrealized appreciation (depreciation)                      (1,449,316)               595,168
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (122,789)             1,506,325
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,272,358              1,792,506
Cost of units redeemed                                                    (2,377,210)            (2,331,587)
Account charges                                                              (14,136)               (13,289)
                                                                --------------------   --------------------
Increase (decrease)                                                         (118,988)              (552,370)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (241,777)               953,955
Net assets, beginning                                                     15,268,988             14,315,033
                                                                --------------------   --------------------
Net assets, ending                                              $         15,027,211   $         15,268,988
                                                                ====================   ====================

Units sold                                                                 1,173,818              1,032,871
Units redeemed                                                            (1,230,559)            (1,317,368)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (56,741)              (284,497)
Units outstanding, beginning                                               7,788,750              8,073,247
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,732,009              7,788,750
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         28,591,166
Cost of units redeemed/account charges                                                          (19,205,976)
Net investment income (loss)                                                                        (12,445)
Net realized gain (loss)                                                                          1,478,767
Realized gain distributions                                                                       1,425,122
Net change in unrealized appreciation (depreciation)                                              2,750,577
                                                                                       --------------------
Net assets                                                                             $         15,027,211
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90             5,045   $         9,564              1.25%             -1.3%
12/31/2014                        1.92             5,016             9,631              1.25%             10.1%
12/31/2013                        1.74             5,109             8,908              1.25%             28.5%
12/31/2012                        1.36             4,366             5,923              1.25%             15.4%
12/31/2011                        1.18             4,152             4,879              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              1.00%             -1.0%
12/31/2014                        1.94                 0                 0              1.00%             10.4%
12/31/2013                        1.76                 0                 0              1.00%             28.9%
12/31/2012                        1.37                 0                 0              1.00%             15.7%
12/31/2011                        1.18                 0                 0              1.00%              0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.75%             -0.8%
12/31/2014                        1.96                 0                 0              0.75%             10.7%
12/31/2013                        1.78                 0                 0              0.75%             29.2%
12/31/2012                        1.37                 0                 0              0.75%             16.0%
12/31/2011                        1.18                 0                 0              0.75%              0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.50%             -0.5%
12/31/2014                        1.99                 0                 0              0.50%             10.9%
12/31/2013                        1.79                 0                 0              0.50%             29.5%
12/31/2012                        1.38                 0                 0              0.50%             16.3%
12/31/2011                        1.19                 0                 0              0.50%              0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.25%             -0.3%
12/31/2014                        2.01                 0                 0              0.25%             11.2%
12/31/2013                        1.81                 0                 0              0.25%             29.8%
12/31/2012                        1.39                 0                 0              0.25%             16.6%
12/31/2011                        1.19                 0                 0              0.25%              1.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.03             2,687   $         5,463              0.00%              0.0%
12/31/2014                        2.03             2,772             5,637              0.00%             11.5%
12/31/2013                        1.82             2,965             5,407              0.00%             30.2%
12/31/2012                        1.40             3,060             4,288              0.00%             16.9%
12/31/2011                        1.20                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.6%
                2013               0.6%
                2012               1.2%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND R2 CLASS - 575719877

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,412,539   $     5,897,917           285,073
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (9,790)
                                                       ---------------
Net assets                                             $     6,402,749
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,543,790         2,965,177   $          1.87
Band 100                                                       850,048           448,343              1.90
Band 75                                                              0                 0              1.92
Band 50                                                              0                 0              1.95
Band 25                                                              0                 0              1.98
Band 0                                                           8,911             4,444              2.01
                                                       ---------------   ---------------
 Total                                                 $     6,402,749         3,417,964
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        39,151
Mortality & expense charges                                                                        (87,318)
                                                                                           ---------------
Net investment income (loss)                                                                       (48,167)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           527,794
Realized gain distributions                                                                        346,929
Net change in unrealized appreciation (depreciation)                                              (929,279)
                                                                                           ---------------
Net gain (loss)                                                                                    (54,556)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (102,723)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (48,167)  $            (55,719)
Net realized gain (loss)                                                     527,794                189,944
Realized gain distributions                                                  346,929                247,175
Net change in unrealized appreciation (depreciation)                        (929,279)               327,431
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (102,723)               708,831
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,219,816              1,590,900
Cost of units redeemed                                                    (2,601,796)            (1,133,465)
Account charges                                                               (1,419)                (2,812)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,383,399)               454,623
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,486,122)             1,163,454
Net assets, beginning                                                      7,888,871              6,725,417
                                                                --------------------   --------------------
Net assets, ending                                              $          6,402,749   $          7,888,871
                                                                ====================   ====================

Units sold                                                                   686,597              1,218,822
Units redeemed                                                            (1,418,240)              (958,686)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (731,643)               260,136
Units outstanding, beginning                                               4,149,607              3,889,471
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,417,964              4,149,607
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         12,473,804
Cost of units redeemed/account charges                                                           (8,192,128)
Net investment income (loss)                                                                       (148,567)
Net realized gain (loss)                                                                          1,092,140
Realized gain distributions                                                                         662,878
Net change in unrealized appreciation (depreciation)                                                514,622
                                                                                       --------------------
Net assets                                                                             $          6,402,749
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87             2,965   $         5,544              1.25%             -1.6%
12/31/2014                        1.90             3,802             7,220              1.25%              9.8%
12/31/2013                        1.73             3,889             6,725              1.25%             28.2%
12/31/2012                        1.35             2,542             3,427              1.25%             15.2%
12/31/2011                        1.17               365               427              1.25%             -0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90               448   $           850              1.00%             -1.3%
12/31/2014                        1.92               347               666              1.00%             10.1%
12/31/2013                        1.74                 0                 0              1.00%             28.6%
12/31/2012                        1.36                 0                 0              1.00%             15.4%
12/31/2011                        1.18                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.75%             -1.1%
12/31/2014                        1.94                 0                 0              0.75%             10.4%
12/31/2013                        1.76                 0                 0              0.75%             28.9%
12/31/2012                        1.37                 0                 0              0.75%             15.7%
12/31/2011                        1.18                 0                 0              0.75%              0.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.50%             -0.8%
12/31/2014                        1.97                 0                 0              0.50%             10.7%
12/31/2013                        1.78                 0                 0              0.50%             29.2%
12/31/2012                        1.37                 0                 0              0.50%             16.0%
12/31/2011                        1.18                 0                 0              0.50%              0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.25%             -0.6%
12/31/2014                        1.99                 0                 0              0.25%             10.9%
12/31/2013                        1.79                 0                 0              0.25%             29.5%
12/31/2012                        1.38                 0                 0              0.25%             16.3%
12/31/2011                        1.19                 0                 0              0.25%              0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.01                 4   $             9              0.00%             -0.3%
12/31/2014                        2.01                 1                 3              0.00%             11.2%
12/31/2013                        1.81                 0                 0              0.00%             29.9%
12/31/2012                        1.39                 0                 0              0.00%             16.6%
12/31/2011                        1.19                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.4%
                2013               0.4%
                2012               1.2%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MFS AGGRESSIVE GROWTH ALLOCATION FUND R3 CLASS - 55273G124 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -1.3%
12/31/2014                        0.99                 0                 0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -1.1%
12/31/2014                        0.99                 0                 0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -0.8%
12/31/2014                        0.99                 0                 0              0.75%             -1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -0.6%
12/31/2014                        0.99                 0                 0              0.50%             -0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -0.3%
12/31/2014                        0.99                 0                 0              0.25%             -0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.1%
12/31/2014                        0.99                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP GROWTH FUND A CLASS - 552987703

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       882,472   $       877,374            63,110
                                                                         ===============   ===============
Receivables: investments sold                                      437
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       882,909
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       882,909           533,328   $          1.66
Band 100                                                             0                 0              1.71
Band 75                                                              0                 0              1.76
Band 50                                                              0                 0              1.81
Band 25                                                              0                 0              1.87
Band 0                                                               0                 0              1.96
                                                       ---------------   ---------------
 Total                                                 $       882,909           533,328
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,399)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,399)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,361
Realized gain distributions                                                                         24,390
Net change in unrealized appreciation (depreciation)                                               (26,274)
                                                                                           ---------------
Net gain (loss)                                                                                      8,477
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         5,078
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,399)  $             (1,195)
Net realized gain (loss)                                                      10,361                  6,646
Realized gain distributions                                                   24,390                  6,592
Net change in unrealized appreciation (depreciation)                         (26,274)                (5,405)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              5,078                  6,638
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     804,841                 17,357
Cost of units redeemed                                                       (27,300)               (15,284)
Account charges                                                                  (81)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                          777,460                  2,060
                                                                --------------------   --------------------
Net increase (decrease)                                                      782,538                  8,698
Net assets, beginning                                                        100,371                 91,673
                                                                --------------------   --------------------
Net assets, ending                                              $            882,909   $            100,371
                                                                ====================   ====================

Units sold                                                                   488,108                 11,420
Units redeemed                                                               (17,177)               (10,150)
                                                                --------------------   --------------------
Net increase (decrease)                                                      470,931                  1,270
Units outstanding, beginning                                                  62,397                 61,127
                                                                --------------------   --------------------
Units outstanding, ending                                                    533,328                 62,397
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,002,292
Cost of units redeemed/account charges                                                             (177,049)
Net investment income (loss)                                                                        (10,991)
Net realized gain (loss)                                                                             32,577
Realized gain distributions                                                                          30,982
Net change in unrealized appreciation (depreciation)                                                  5,098
                                                                                       --------------------
Net assets                                                                             $            882,909
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66               533   $           883              1.25%              2.9%
12/31/2014                        1.61                62               100              1.25%              7.3%
12/31/2013                        1.50                61                92              1.25%             35.2%
12/31/2012                        1.11                56                63              1.25%             14.7%
12/31/2011                        0.97                54                53              1.25%             -7.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              1.00%              3.2%
12/31/2014                        1.65                 0                 0              1.00%              7.5%
12/31/2013                        1.54                 0                 0              1.00%             35.5%
12/31/2012                        1.14                 0                 0              1.00%             15.0%
12/31/2011                        0.99                 0                 0              1.00%             -7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.75%              3.4%
12/31/2014                        1.70                 0                 0              0.75%              7.8%
12/31/2013                        1.58                 0                 0              0.75%             35.9%
12/31/2012                        1.16                 0                 0              0.75%             15.3%
12/31/2011                        1.01                 0                 0              0.75%             -6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.50%              3.7%
12/31/2014                        1.75                 0                 0              0.50%              8.1%
12/31/2013                        1.62                 0                 0              0.50%             36.2%
12/31/2012                        1.19                 0                 0              0.50%             15.6%
12/31/2011                        1.03                 0                 0              0.50%             -6.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.25%              3.9%
12/31/2014                        1.80                 0                 0              0.25%              8.3%
12/31/2013                        1.66                 0                 0              0.25%             36.5%
12/31/2012                        1.22                 0                 0              0.25%             15.9%
12/31/2011                        1.05                 0                 0              0.25%             -6.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.00%              4.2%
12/31/2014                        1.88                 0                 0              0.00%              8.6%
12/31/2013                        1.73                 0                 0              0.00%             36.9%
12/31/2012                        1.27                 0                 0              0.00%             16.2%
12/31/2011                        1.09                 0                 0              0.00%             -6.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
     MFS AGGRESSIVE GROWTH ALLOCATION FUND R2 CLASS - 55273G371 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                      ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -1.6%
12/31/2014                        0.99                 0                 0              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -1.3%
12/31/2014                        0.99                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.1%
12/31/2014                        0.99                 0                 0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -0.8%
12/31/2014                        0.99                 0                 0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -0.6%
12/31/2014                        0.99                 0                 0              0.25%             -0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.3%
12/31/2014                        0.99                 0                 0              0.00%             -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP VALUE FUND R3 CLASS - 55273W574

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,016   $        15,064               757
                                                                         ===============   ===============
Receivables: investments sold                                        5
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        14,021
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,021            14,243   $          0.98
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $        14,021            14,243
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            45
Mortality & expense charges                                                                            (24)
                                                                                           ---------------
Net investment income (loss)                                                                            21
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                            568
Net change in unrealized appreciation (depreciation)                                                (1,048)
                                                                                           ---------------
Net gain (loss)                                                                                       (480)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (459)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 21   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                      568                      0
Net change in unrealized appreciation (depreciation)                          (1,048)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (459)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,480                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           14,480                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,021                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             14,021   $                  0
                                                                ====================   ====================

Units sold                                                                    14,243                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,243                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     14,243                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             14,480
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                             21
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                             568
Net change in unrealized appreciation (depreciation)                                                 (1,048)
                                                                                       --------------------
Net assets                                                                             $             14,021
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                14   $            14              1.25%             -3.7%
12/31/2014                        1.02                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -3.5%
12/31/2014                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -3.2%
12/31/2014                        1.02                 0                 0              0.75%              2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -3.0%
12/31/2014                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -2.7%
12/31/2014                        1.02                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -2.5%
12/31/2014                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        MFS CONSERVATIVE ALLOCATION FUND R2 CLASS - 55273G355 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -2.3%
12/31/2014                        0.99                 0                 0              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                      ----------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.0%
12/31/2014                        0.99                 0                 0              1.00%             -0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.8%
12/31/2014                        0.99                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.5%
12/31/2014                        1.00                 0                 0              0.50%             -0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                      ----------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.3%
12/31/2014                        1.00                 0                 0              0.25%             -0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.0%
12/31/2014                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS MID CAP VALUE FUND R2 CLASS - 55273W590

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       221,589   $       238,206            12,538
                                                                         ===============   ===============
Receivables: investments sold                                    6,237
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       227,826
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       227,826           232,177   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $       227,826           232,177
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           279
Mortality & expense charges                                                                           (799)
                                                                                           ---------------
Net investment income (loss)                                                                          (520)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,457)
Realized gain distributions                                                                          9,232
Net change in unrealized appreciation (depreciation)                                               (16,617)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,842)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,362)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (520)  $                  0
Net realized gain (loss)                                                      (1,457)                     0
Realized gain distributions                                                    9,232                      0
Net change in unrealized appreciation (depreciation)                         (16,617)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,362)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     321,319                      0
Cost of units redeemed                                                       (84,121)                     0
Account charges                                                                  (10)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          237,188                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      227,826                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            227,826   $                  0
                                                                ====================   ====================

Units sold                                                                   313,855                      0
Units redeemed                                                               (81,678)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      232,177                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    232,177                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            321,319
Cost of units redeemed/account charges                                                              (84,131)
Net investment income (loss)                                                                           (520)
Net realized gain (loss)                                                                             (1,457)
Realized gain distributions                                                                           9,232
Net change in unrealized appreciation (depreciation)                                                (16,617)
                                                                                       --------------------
Net assets                                                                             $            227,826
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98               232   $           228              1.25%             -4.0%
12/31/2014                        1.02                 0                 0              1.25%              2.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -3.8%
12/31/2014                        1.02                 0                 0              1.00%              2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -3.5%
12/31/2014                        1.02                 0                 0              0.75%              2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -3.3%
12/31/2014                        1.02                 0                 0              0.50%              2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -3.0%
12/31/2014                        1.02                 0                 0              0.25%              2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -2.8%
12/31/2014                        1.02                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              MFS CONSERVATIVE ALLOCATION FUND R3 CLASS - 552746505

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        94,321   $        96,808             6,694
                                                                         ===============   ===============
Receivables: investments sold                                       64
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        94,385
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        94,385            97,024   $          0.97
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $        94,385            97,024
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,141
Mortality & expense charges                                                                           (546)
                                                                                           ---------------
Net investment income (loss)                                                                           595
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (5)
Realized gain distributions                                                                          1,067
Net change in unrealized appreciation (depreciation)                                                (2,487)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,425)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (830)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                595   $                  0
Net realized gain (loss)                                                          (5)                     0
Realized gain distributions                                                    1,067                      0
Net change in unrealized appreciation (depreciation)                          (2,487)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (830)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      95,215                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           95,215                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       94,385                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             94,385   $                  0
                                                                ====================   ====================

Units sold                                                                    97,024                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       97,024                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     97,024                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             95,215
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            595
Net realized gain (loss)                                                                                 (5)
Realized gain distributions                                                                           1,067
Net change in unrealized appreciation (depreciation)                                                 (2,487)
                                                                                       --------------------
Net assets                                                                             $             94,385
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                97   $            94              1.25%             -2.0%
12/31/2014                        0.99                 0                 0              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -1.8%
12/31/2014                        0.99                 0                 0              1.00%             -0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.5%
12/31/2014                        1.00                 0                 0              0.75%             -0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.3%
12/31/2014                        1.00                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.0%
12/31/2014                        1.00                 0                 0              0.25%             -0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.8%
12/31/2014                        1.00                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          MFS MODERATE ALLOCATION FUND R2 CLASS - 55273G348 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.25%             -2.4%
12/31/2014                        0.99                 0                 0              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.2%
12/31/2014                        0.99                 0                 0              1.00%             -1.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -1.9%
12/31/2014                        0.99                 0                 0              0.75%             -0.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.7%
12/31/2014                        0.99                 0                 0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.4%
12/31/2014                        0.99                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -1.2%
12/31/2014                        1.00                 0                 0              0.00%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         MFS EMERGING MARKETS DEBT FUND R2 CLASS - 552743502 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.25%             -2.3%
12/31/2014                        1.04                 0                 0              1.25%              2.9%
12/31/2013                        1.01                 0                 0              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -2.0%
12/31/2014                        1.04                 0                 0              1.00%              3.2%
12/31/2013                        1.01                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%             -1.8%
12/31/2014                        1.05                 0                 0              0.75%              3.4%
12/31/2013                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%             -1.6%
12/31/2014                        1.05                 0                 0              0.50%              3.7%
12/31/2013                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%             -1.3%
12/31/2014                        1.06                 0                 0              0.25%              3.9%
12/31/2013                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%             -1.1%
12/31/2014                        1.06                 0                 0              0.00%              4.2%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS MODERATE ALLOCATION FUND R3 CLASS - 552746802

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        59,839   $        64,702             3,867
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (2)
                                                       ---------------
Net assets                                             $        59,837
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        59,837            61,788   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $        59,837            61,788
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           901
Mortality & expense charges                                                                           (633)
                                                                                           ---------------
Net investment income (loss)                                                                           268
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (117)
Realized gain distributions                                                                          2,437
Net change in unrealized appreciation (depreciation)                                                (4,863)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,543)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,275)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                268   $                  0
Net realized gain (loss)                                                        (117)                     0
Realized gain distributions                                                    2,437                      0
Net change in unrealized appreciation (depreciation)                          (4,863)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,275)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      66,769                      0
Cost of units redeemed                                                        (4,657)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           62,112                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       59,837                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             59,837   $                  0
                                                                ====================   ====================

Units sold                                                                    66,552                      0
Units redeemed                                                                (4,764)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       61,788                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     61,788                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             66,769
Cost of units redeemed/account charges                                                               (4,657)
Net investment income (loss)                                                                            268
Net realized gain (loss)                                                                               (117)
Realized gain distributions                                                                           2,437
Net change in unrealized appreciation (depreciation)                                                 (4,863)
                                                                                       --------------------
Net assets                                                                             $             59,837
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                62   $            60              1.25%             -2.2%
12/31/2014                        0.99                 0                 0              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.0%
12/31/2014                        0.99                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.7%
12/31/2014                        0.99                 0                 0              0.75%             -0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.5%
12/31/2014                        0.99                 0                 0              0.50%             -0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.2%
12/31/2014                        1.00                 0                 0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.0%
12/31/2014                        1.00                 0                 0              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               MFS EMERGING MARKETS DEBT FUND R3 CLASS - 552743601

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             2   $             2                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             2
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             2                 2   $          1.02
Band 100                                                             0                 0              1.03
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             2                 2
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,252
Mortality & expense charges                                                                         (3,248)
                                                                                           ---------------
Net investment income (loss)                                                                         8,004
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,368)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                26,194
                                                                                           ---------------
Net gain (loss)                                                                                     22,826
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        30,830
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,004   $             44,518
Net realized gain (loss)                                                      (3,368)                84,565
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          26,194                (23,224)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             30,830                105,859
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      71,146              1,397,763
Cost of units redeemed                                                      (947,971)            (2,195,951)
Account charges                                                               (1,366)                (3,756)
                                                                --------------------   --------------------
Increase (decrease)                                                         (878,191)              (801,944)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (847,361)              (696,085)
Net assets, beginning                                                        847,363              1,543,448
                                                                --------------------   --------------------
Net assets, ending                                              $                  2   $            847,363
                                                                ====================   ====================

Units sold                                                                   100,297              1,481,378
Units redeemed                                                              (912,919)            (2,195,756)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (812,622)              (714,378)
Units outstanding, beginning                                                 812,624              1,527,002
                                                                --------------------   --------------------
Units outstanding, ending                                                          2                812,624
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,528,411
Cost of units redeemed/account charges                                                           (4,667,530)
Net investment income (loss)                                                                         55,337
Net realized gain (loss)                                                                             81,196
Realized gain distributions                                                                           2,588
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  2
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.25%             -2.1%
12/31/2014                        1.04               813               847              1.25%              3.2%
12/31/2013                        1.01             1,527             1,543              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              1.00%             -1.8%
12/31/2014                        1.05                 0                 0              1.00%              3.4%
12/31/2013                        1.01                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%             -1.6%
12/31/2014                        1.05                 0                 0              0.75%              3.7%
12/31/2013                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%             -1.3%
12/31/2014                        1.05                 0                 0              0.50%              3.9%
12/31/2013                        1.01                 0                 0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%             -1.1%
12/31/2014                        1.06                 0                 0              0.25%              4.2%
12/31/2013                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%             -0.8%
12/31/2014                        1.06                 0                 0              0.00%              4.5%
12/31/2013                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               5.2%
                2013               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS NEW DISCOVERY FUND R3 CLASS - 55273H742

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        85,876   $        92,204             3,811
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (44)
                                                       ---------------
Net assets                                             $        85,832
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        85,832            70,293   $          1.22
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.25
Band 50                                                              0                 0              1.26
Band 25                                                              0                 0              1.28
Band 0                                                               0                 0              1.29
                                                       ---------------   ---------------
 Total                                                 $        85,832            70,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,920)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,920)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (58,514)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                76,726
                                                                                           ---------------
Net gain (loss)                                                                                     18,212
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        10,292
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,920)  $            (11,402)
Net realized gain (loss)                                                     (58,514)                (1,446)
Realized gain distributions                                                        0                 64,178
Net change in unrealized appreciation (depreciation)                          76,726               (108,861)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             10,292                (57,531)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     101,820                989,219
Cost of units redeemed                                                      (910,724)              (247,077)
Account charges                                                                 (767)                  (836)
                                                                --------------------   --------------------
Increase (decrease)                                                         (809,671)               741,306
                                                                --------------------   --------------------
Net increase (decrease)                                                     (799,379)               683,775
Net assets, beginning                                                        885,211                201,436
                                                                --------------------   --------------------
Net assets, ending                                              $             85,832   $            885,211
                                                                ====================   ====================

Units sold                                                                   135,117                762,971
Units redeemed                                                              (765,516)              (207,896)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (630,399)               555,075
Units outstanding, beginning                                                 700,692                145,617
                                                                --------------------   --------------------
Units outstanding, ending                                                     70,293                700,692
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,273,444
Cost of units redeemed/account charges                                                           (1,185,520)
Net investment income (loss)                                                                        (21,286)
Net realized gain (loss)                                                                            (58,736)
Realized gain distributions                                                                          84,258
Net change in unrealized appreciation (depreciation)                                                 (6,328)
                                                                                       --------------------
Net assets                                                                             $             85,832
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                70   $            86              1.25%             -3.3%
12/31/2014                        1.26               701               885              1.25%             -8.7%
12/31/2013                        1.38               146               201              1.25%             39.1%
12/31/2012                        0.99                44                44              1.25%             19.3%
12/31/2011                        0.83                23                19              1.25%            -16.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%             -3.1%
12/31/2014                        1.27                 0                 0              1.00%             -8.4%
12/31/2013                        1.39                 0                 0              1.00%             39.4%
12/31/2012                        1.00                 0                 0              1.00%             19.6%
12/31/2011                        0.83                 0                 0              1.00%            -16.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.75%             -2.9%
12/31/2014                        1.29                 0                 0              0.75%             -8.2%
12/31/2013                        1.40                 0                 0              0.75%             39.8%
12/31/2012                        1.00                 0                 0              0.75%             19.9%
12/31/2011                        0.84                 0                 0              0.75%            -16.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.50%             -2.6%
12/31/2014                        1.30                 0                 0              0.50%             -8.0%
12/31/2013                        1.41                 0                 0              0.50%             40.1%
12/31/2012                        1.01                 0                 0              0.50%             20.2%
12/31/2011                        0.84                 0                 0              0.50%            -16.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.25%             -2.4%
12/31/2014                        1.31                 0                 0              0.25%             -7.8%
12/31/2013                        1.42                 0                 0              0.25%             40.5%
12/31/2012                        1.01                 0                 0              0.25%             20.5%
12/31/2011                        0.84                 0                 0              0.25%            -16.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.00%             -2.1%
12/31/2014                        1.32                 0                 0              0.00%             -7.5%
12/31/2013                        1.43                 0                 0              0.00%             40.8%
12/31/2012                        1.01                 0                 0              0.00%             20.8%
12/31/2011                        0.84                 0                 0              0.00%            -16.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           MFS GROWTH ALLOCATION FUND R2 CLASS - 55273G363 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -2.3%
12/31/2014                        0.99                 0                 0              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.1%
12/31/2014                        0.99                 0                 0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -1.9%
12/31/2014                        0.99                 0                 0              0.75%             -1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -1.6%
12/31/2014                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.4%
12/31/2014                        0.99                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -1.1%
12/31/2014                        0.99                 0                 0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   MFS NEW DISCOVERY FUND R2 CLASS - 552983173

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       257,292   $       270,820            12,028
                                                                         ===============   ===============
Receivables: investments sold                                    1,204
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       258,496
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       246,723           204,337   $          1.21
Band 100                                                             0                 0              1.22
Band 75                                                              0                 0              1.24
Band 50                                                              0                 0              1.25
Band 25                                                              0                 0              1.26
Band 0                                                          11,773             9,214              1.28
                                                       ---------------   ---------------
 Total                                                 $       258,496           213,551
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (6,602)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,602)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (30,787)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                55,762
                                                                                           ---------------
Net gain (loss)                                                                                     24,975
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        18,373
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,602)  $             (7,917)
Net realized gain (loss)                                                     (30,787)               (21,436)
Realized gain distributions                                                        0                 57,869
Net change in unrealized appreciation (depreciation)                          55,762                (77,864)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             18,373                (49,348)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     285,989                776,528
Cost of units redeemed                                                      (714,752)              (466,413)
Account charges                                                                 (235)                  (314)
                                                                --------------------   --------------------
Increase (decrease)                                                         (428,998)               309,801
                                                                --------------------   --------------------
Net increase (decrease)                                                     (410,625)               260,453
Net assets, beginning                                                        669,121                408,668
                                                                --------------------   --------------------
Net assets, ending                                              $            258,496   $            669,121
                                                                ====================   ====================

Units sold                                                                   232,595                595,383
Units redeemed                                                              (553,107)              (358,654)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (320,512)               236,729
Units outstanding, beginning                                                 534,063                297,334
                                                                --------------------   --------------------
Units outstanding, ending                                                    213,551                534,063
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,521,568
Cost of units redeemed/account charges                                                           (1,296,991)
Net investment income (loss)                                                                        (17,612)
Net realized gain (loss)                                                                            (34,228)
Realized gain distributions                                                                          99,287
Net change in unrealized appreciation (depreciation)                                                (13,528)
                                                                                       --------------------
Net assets                                                                             $            258,496
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21               204   $           247              1.25%             -3.6%
12/31/2014                        1.25               528               661              1.25%             -8.9%
12/31/2013                        1.37               297               409              1.25%             38.7%
12/31/2012                        0.99                67                66              1.25%             19.1%
12/31/2011                        0.83                42                35              1.25%            -16.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              1.00%             -3.3%
12/31/2014                        1.26                 0                 0              1.00%             -8.7%
12/31/2013                        1.38                 0                 0              1.00%             39.1%
12/31/2012                        0.99                 0                 0              1.00%             19.4%
12/31/2011                        0.83                 0                 0              1.00%            -16.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.75%             -3.1%
12/31/2014                        1.27                 0                 0              0.75%             -8.4%
12/31/2013                        1.39                 0                 0              0.75%             39.4%
12/31/2012                        1.00                 0                 0              0.75%             19.7%
12/31/2011                        0.83                 0                 0              0.75%            -16.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.50%             -2.9%
12/31/2014                        1.29                 0                 0              0.50%             -8.2%
12/31/2013                        1.40                 0                 0              0.50%             39.8%
12/31/2012                        1.00                 0                 0              0.50%             20.0%
12/31/2011                        0.84                 0                 0              0.50%            -16.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.25%             -2.6%
12/31/2014                        1.30                 0                 0              0.25%             -8.0%
12/31/2013                        1.41                 0                 0              0.25%             40.1%
12/31/2012                        1.01                 0                 0              0.25%             20.3%
12/31/2011                        0.84                 0                 0              0.25%            -16.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 9   $            12              0.00%             -2.4%
12/31/2014                        1.31                 6                 8              0.00%             -7.7%
12/31/2013                        1.42                 0                 0              0.00%             40.5%
12/31/2012                        1.01                 0                 0              0.00%             20.6%
12/31/2011                        0.84                 0                 0              0.00%            -16.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 MFS GROWTH ALLOCATION FUND R3 CLASS - 552746208

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        90,973   $        98,992             5,297
                                                                         ===============   ===============
Receivables: investments sold                                       31
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        91,004
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        91,004            94,250   $          0.97
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $        91,004            94,250
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,384
Mortality & expense charges                                                                           (622)
                                                                                           ---------------
Net investment income (loss)                                                                           762
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (7)
Realized gain distributions                                                                          2,800
Net change in unrealized appreciation (depreciation)                                                (8,019)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,226)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (4,464)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                762   $                  0
Net realized gain (loss)                                                          (7)                     0
Realized gain distributions                                                    2,800                      0
Net change in unrealized appreciation (depreciation)                          (8,019)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (4,464)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      95,468                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           95,468                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       91,004                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             91,004   $                  0
                                                                ====================   ====================

Units sold                                                                    94,266                      0
Units redeemed                                                                   (16)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       94,250                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     94,250                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             95,468
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            762
Net realized gain (loss)                                                                                 (7)
Realized gain distributions                                                                           2,800
Net change in unrealized appreciation (depreciation)                                                 (8,019)
                                                                                       --------------------
Net assets                                                                             $             91,004
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                94   $            91              1.25%            -2.1%
12/31/2014                        0.99                 0                 0              1.25%            -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -1.9%
12/31/2014                        0.99                 0                 0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -1.6%
12/31/2014                        0.99                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.4%
12/31/2014                        0.99                 0                 0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -1.1%
12/31/2014                        0.99                 0                 0              0.25%             -0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -0.9%
12/31/2014                        0.99                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R3 CLASS - 552986689

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       263,775   $       301,424            15,382
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (5,045)
                                                       ---------------
Net assets                                             $       258,730
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       258,730           166,061   $          1.56
Band 100                                                             0                 0              1.58
Band 75                                                              0                 0              1.60
Band 50                                                              0                 0              1.62
Band 25                                                              0                 0              1.65
Band 0                                                               0                 0              1.67
                                                       ---------------   ---------------
 Total                                                 $       258,730           166,061
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,332
Mortality & expense charges                                                                         (1,514)
                                                                                           ---------------
Net investment income (loss)                                                                         1,818
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               603
Realized gain distributions                                                                         15,627
Net change in unrealized appreciation (depreciation)                                               (38,196)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,966)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (20,148)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,818   $                877
Net realized gain (loss)                                                         603                    713
Realized gain distributions                                                   15,627                  5,337
Net change in unrealized appreciation (depreciation)                         (38,196)                (2,927)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (20,148)                 4,000
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     246,904                 61,500
Cost of units redeemed                                                       (60,190)                (3,774)
Account charges                                                                  (37)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                          186,677                 57,716
                                                                --------------------   --------------------
Net increase (decrease)                                                      166,529                 61,716
Net assets, beginning                                                         92,201                 30,485
                                                                --------------------   --------------------
Net assets, ending                                              $            258,730   $             92,201
                                                                ====================   ====================

Units sold                                                                   150,432                 33,579
Units redeemed                                                               (34,174)                (2,085)
                                                                --------------------   --------------------
Net increase (decrease)                                                      116,258                 31,494
Units outstanding, beginning                                                  49,803                 18,309
                                                                --------------------   --------------------
Units outstanding, ending                                                    166,061                 49,803
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            347,049
Cost of units redeemed/account charges                                                              (79,310)
Net investment income (loss)                                                                          3,703
Net realized gain (loss)                                                                              2,721
Realized gain distributions                                                                          22,216
Net change in unrealized appreciation (depreciation)                                                (37,649)
                                                                                       --------------------
Net assets                                                                             $            258,730
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56               166   $           259              1.25%            -15.8%
12/31/2014                        1.85                50                92              1.25%             11.2%
12/31/2013                        1.67                18                30              1.25%             18.7%
12/31/2012                        1.40                18                25              1.25%             11.9%
12/31/2011                        1.25                13                16              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              1.00%            -15.6%
12/31/2014                        1.87                 0                 0              1.00%             11.5%
12/31/2013                        1.68                 0                 0              1.00%             19.0%
12/31/2012                        1.41                 0                 0              1.00%             12.2%
12/31/2011                        1.26                 0                 0              1.00%              5.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.75%            -15.4%
12/31/2014                        1.89                 0                 0              0.75%             11.7%
12/31/2013                        1.70                 0                 0              0.75%             19.3%
12/31/2012                        1.42                 0                 0              0.75%             12.5%
12/31/2011                        1.26                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.50%            -15.2%
12/31/2014                        1.92                 0                 0              0.50%             12.0%
12/31/2013                        1.71                 0                 0              0.50%             19.6%
12/31/2012                        1.43                 0                 0              0.50%             12.8%
12/31/2011                        1.27                 0                 0              0.50%              6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.25%            -15.0%
12/31/2014                        1.94                 0                 0              0.25%             12.3%
12/31/2013                        1.73                 0                 0              0.25%             19.9%
12/31/2012                        1.44                 0                 0              0.25%             13.1%
12/31/2011                        1.27                 0                 0              0.25%              6.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.00%            -14.8%
12/31/2014                        1.96                 0                 0              0.00%             12.6%
12/31/2013                        1.74                 0                 0              0.00%             20.2%
12/31/2012                        1.45                 0                 0              0.00%             13.3%
12/31/2011                        1.28                 0                 0              0.00%              6.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               2.5%
                2013               2.8%
                2012               3.1%
                2011               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND R2 CLASS - 552981565

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       473,357   $       466,858            17,427
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,691)
                                                       ---------------
Net assets                                             $       469,666
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       469,666           311,334   $          1.51
Band 100                                                             0                 0              1.53
Band 75                                                              0                 0              1.55
Band 50                                                              0                 0              1.58
Band 25                                                              0                 0              1.60
Band 0                                                               0                 0              1.63
                                                       ---------------   ---------------
 Total                                                 $       469,666           311,334
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,886
Mortality & expense charges                                                                         (5,834)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,948)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            24,839
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (15,879)
                                                                                           ---------------
Net gain (loss)                                                                                      8,960
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,012
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,948)  $             (1,507)
Net realized gain (loss)                                                      24,839                 14,223
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (15,879)               (35,364)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,012                (22,648)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     145,790                188,914
Cost of units redeemed                                                      (160,347)              (129,091)
Account charges                                                                 (271)                  (176)
                                                                --------------------   --------------------
Increase (decrease)                                                          (14,828)                59,647
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,816)                36,999
Net assets, beginning                                                        478,482                441,483
                                                                --------------------   --------------------
Net assets, ending                                              $            469,666   $            478,482
                                                                ====================   ====================

Units sold                                                                   118,795                121,432
Units redeemed                                                              (127,636)               (83,765)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (8,841)                37,667
Units outstanding, beginning                                                 320,175                282,508
                                                                --------------------   --------------------
Units outstanding, ending                                                    311,334                320,175
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            761,793
Cost of units redeemed/account charges                                                             (345,248)
Net investment income (loss)                                                                         (3,909)
Net realized gain (loss)                                                                             50,531
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  6,499
                                                                                       --------------------
Net assets                                                                             $            469,666
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51               311   $           470              1.25%              0.9%
12/31/2014                        1.49               320               478              1.25%             -4.4%
12/31/2013                        1.56               283               441              1.25%             17.7%
12/31/2012                        1.33                99               132              1.25%             22.9%
12/31/2011                        1.08                45                49              1.25%            -11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              1.00%              1.2%
12/31/2014                        1.51                 0                 0              1.00%             -4.1%
12/31/2013                        1.58                 0                 0              1.00%             18.0%
12/31/2012                        1.34                 0                 0              1.00%             23.2%
12/31/2011                        1.09                 0                 0              1.00%            -11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.75%              1.5%
12/31/2014                        1.53                 0                 0              0.75%             -3.9%
12/31/2013                        1.59                 0                 0              0.75%             18.3%
12/31/2012                        1.35                 0                 0              0.75%             23.5%
12/31/2011                        1.09                 0                 0              0.75%            -11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.50%              1.7%
12/31/2014                        1.55                 0                 0              0.50%             -3.6%
12/31/2013                        1.61                 0                 0              0.50%             18.6%
12/31/2012                        1.36                 0                 0              0.50%             23.8%
12/31/2011                        1.10                 0                 0              0.50%            -10.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.25%              2.0%
12/31/2014                        1.57                 0                 0              0.25%             -3.4%
12/31/2013                        1.63                 0                 0              0.25%             18.9%
12/31/2012                        1.37                 0                 0              0.25%             24.1%
12/31/2011                        1.10                 0                 0              0.25%            -10.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.00%              2.2%
12/31/2014                        1.59                 0                 0              0.00%             -3.2%
12/31/2013                        1.64                 0                 0              0.00%             19.2%
12/31/2012                        1.38                 0                 0              0.00%             24.4%
12/31/2011                        1.11                 0                 0              0.00%            -10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.9%
                2013               1.4%
                2012               1.3%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                     MFS UTILITIES FUND R2 CLASS - 552986770

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       594,919   $       758,218            35,305
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,501)
                                                       ---------------
Net assets                                             $       592,418
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       523,717           341,133   $          1.54
Band 100                                                        68,701            44,128              1.56
Band 75                                                              0                 0              1.58
Band 50                                                              0                 0              1.60
Band 25                                                              0                 0              1.62
Band 0                                                               0                 0              1.65
                                                       ---------------   ---------------
 Total                                                 $       592,418           385,261
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,717
Mortality & expense charges                                                                         (9,955)
                                                                                           ---------------
Net investment income (loss)                                                                         5,762
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,182)
Realized gain distributions                                                                         36,612
Net change in unrealized appreciation (depreciation)                                              (146,440)
                                                                                           ---------------
Net gain (loss)                                                                                   (117,010)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (111,248)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,762   $              9,034
Net realized gain (loss)                                                      (7,182)                35,351
Realized gain distributions                                                   36,612                 64,109
Net change in unrealized appreciation (depreciation)                        (146,440)               (44,088)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (111,248)                64,406
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     188,951                848,075
Cost of units redeemed                                                      (572,610)              (279,696)
Account charges                                                                 (374)                  (216)
                                                                --------------------   --------------------
Increase (decrease)                                                         (384,033)               568,163
                                                                --------------------   --------------------
Net increase (decrease)                                                     (495,281)               632,569
Net assets, beginning                                                      1,087,699                455,130
                                                                --------------------   --------------------
Net assets, ending                                              $            592,418   $          1,087,699
                                                                ====================   ====================

Units sold                                                                   115,998                486,278
Units redeemed                                                              (324,663)              (168,348)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (208,665)               317,930
Units outstanding, beginning                                                 593,926                275,996
                                                                --------------------   --------------------
Units outstanding, ending                                                    385,261                593,926
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,787,213
Cost of units redeemed/account charges                                                           (1,219,342)
Net investment income (loss)                                                                         25,319
Net realized gain (loss)                                                                             43,008
Realized gain distributions                                                                         119,519
Net change in unrealized appreciation (depreciation)                                               (163,299)
                                                                                       --------------------
Net assets                                                                             $            592,418
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54               341   $           524              1.25%            -16.1%
12/31/2014                        1.83               541               990              1.25%             10.9%
12/31/2013                        1.65               276               455              1.25%             18.4%
12/31/2012                        1.39               176               245              1.25%             11.6%
12/31/2011                        1.25               143               179              1.25%              5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                44   $            69              1.00%            -15.9%
12/31/2014                        1.85                53                98              1.00%             11.2%
12/31/2013                        1.66                 0                 0              1.00%             18.7%
12/31/2012                        1.40                 0                 0              1.00%             11.9%
12/31/2011                        1.25                 0                 0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.75%            -15.7%
12/31/2014                        1.87                 0                 0              0.75%             11.5%
12/31/2013                        1.68                 0                 0              0.75%             19.0%
12/31/2012                        1.41                 0                 0              0.75%             12.2%
12/31/2011                        1.26                 0                 0              0.75%              5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.50%            -15.5%
12/31/2014                        1.89                 0                 0              0.50%             11.8%
12/31/2013                        1.69                 0                 0              0.50%             19.3%
12/31/2012                        1.42                 0                 0              0.50%             12.4%
12/31/2011                        1.26                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.25%            -15.2%
12/31/2014                        1.92                 0                 0              0.25%             12.1%
12/31/2013                        1.71                 0                 0              0.25%             19.6%
12/31/2012                        1.43                 0                 0              0.25%             12.7%
12/31/2011                        1.27                 0                 0              0.25%              6.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.00%            -15.0%
12/31/2014                        1.94                 0                 0              0.00%             12.3%
12/31/2013                        1.72                 0                 0              0.00%             19.9%
12/31/2012                        1.44                 0                 0              0.00%             13.0%
12/31/2011                        1.27                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               2.3%
                2013               2.6%
                2012               3.1%
                2011               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            MFS INTERNATIONAL NEW DISCOVERY FUND A CLASS - 552981888

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,347,446   $     4,394,208           192,423
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (28,862)
                                                       ---------------
Net assets                                             $     5,318,584
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,318,584         1,808,540   $          2.94
Band 100                                                             0                 0              3.03
Band 75                                                              0                 0              3.13
Band 50                                                              0                 0              3.22
Band 25                                                              0                 0              3.32
Band 0                                                               0                 0              3.48
                                                       ---------------   ---------------
 Total                                                 $     5,318,584         1,808,540
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        46,751
Mortality & expense charges                                                                        (69,747)
                                                                                           ---------------
Net investment income (loss)                                                                       (22,996)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           228,693
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (140,684)
                                                                                           ---------------
Net gain (loss)                                                                                     88,009
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        65,013
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (22,996)  $            (25,631)
Net realized gain (loss)                                                     228,693              1,379,595
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (140,684)            (1,672,549)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             65,013               (318,585)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     895,972              1,148,579
Cost of units redeemed                                                    (1,018,442)            (4,746,913)
Account charges                                                               (3,378)                (1,624)
                                                                --------------------   --------------------
Increase (decrease)                                                         (125,848)            (3,599,958)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (60,835)            (3,918,543)
Net assets, beginning                                                      5,379,419              9,297,962
                                                                --------------------   --------------------
Net assets, ending                                              $          5,318,584   $          5,379,419
                                                                ====================   ====================

Units sold                                                                   310,027                385,899
Units redeemed                                                              (352,865)            (1,603,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,838)            (1,217,313)
Units outstanding, beginning                                               1,851,378              3,068,691
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,808,540              1,851,378
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         19,566,651
Cost of units redeemed/account charges                                                          (18,148,084)
Net investment income (loss)                                                                       (103,557)
Net realized gain (loss)                                                                          1,508,757
Realized gain distributions                                                                       1,541,579
Net change in unrealized appreciation (depreciation)                                                953,238
                                                                                       --------------------
Net assets                                                                             $          5,318,584
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/31/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.94             1,809   $         5,319              1.25%              1.2%
12/31/2014                        2.91             1,851             5,379              1.25%             -4.1%
12/31/2013                        3.03             3,069             9,298              1.25%             18.0%
12/31/2012                        2.57             2,868             7,367              1.25%             23.2%
12/31/2011                        2.09             2,912             6,072              1.25%            -11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.03                 0   $             0              1.00%              1.5%
12/31/2014                        2.99                 0                 0              1.00%             -3.9%
12/31/2013                        3.11                 0                 0              1.00%             18.3%
12/31/2012                        2.63                 0                 0              1.00%             23.5%
12/31/2011                        2.13                 0                 0              1.00%            -11.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.13                 0   $             0              0.75%              1.7%
12/31/2014                        3.07                 0                 0              0.75%             -3.6%
12/31/2013                        3.19                 0                 0              0.75%             18.6%
12/31/2012                        2.69                 0                 0              0.75%             23.8%
12/31/2011                        2.17                 0                 0              0.75%            -10.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.22                 0   $             0              0.50%              2.0%
12/31/2014                        3.16                 0                 0              0.50%             -3.4%
12/31/2013                        3.27                 0                 0              0.50%             18.9%
12/31/2012                        2.75                 0                 0              0.50%             24.1%
12/31/2011                        2.22                 0                 0              0.50%            -10.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.32                 0   $             0              0.25%              2.2%
12/31/2014                        3.25                 0                 0              0.25%             -3.1%
12/31/2013                        3.36                 0                 0              0.25%             19.2%
12/31/2012                        2.82                 0                 0              0.25%             24.4%
12/31/2011                        2.26                 0                 0              0.25%            -10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.48                 0   $             0              0.00%              2.5%
12/31/2014                        3.40                 0                 0              0.00%             -2.9%
12/31/2013                        3.50                 0                 0              0.00%             19.5%
12/31/2012                        2.93                 0                 0              0.00%             24.7%
12/31/2011                        2.35                 0                 0              0.00%            -10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.9%
                2013               1.2%
                2012               1.2%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       MFS VALUE FUND A CLASS - 552983801

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    27,377,774   $    26,211,110           835,559
                                                                         ===============   ===============
Receivables: investments sold                                   20,217
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    27,397,991
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,573,949        10,260,718   $          2.20
Band 100                                                             0                 0              2.27
Band 75                                                              0                 0              2.34
Band 50                                                              0                 0              2.41
Band 25                                                              0                 0              2.49
Band 0                                                       4,824,042         1,850,306              2.61
                                                       ---------------   ---------------
 Total                                                 $    27,397,991        12,111,024
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       449,859
Mortality & expense charges                                                                       (246,894)
                                                                                           ---------------
Net investment income (loss)                                                                       202,965
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           887,481
Realized gain distributions                                                                        986,321
Net change in unrealized appreciation (depreciation)                                            (2,771,351)
                                                                                           ---------------
Net gain (loss)                                                                                   (897,549)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (694,584)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            202,965   $            192,403
Net realized gain (loss)                                                     887,481                463,126
Realized gain distributions                                                  986,321                454,320
Net change in unrealized appreciation (depreciation)                      (2,771,351)               438,950
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (694,584)             1,548,799
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  16,024,177              3,961,941
Cost of units redeemed                                                    (5,306,657)            (2,570,247)
Account charges                                                              (68,834)               (32,806)
                                                                --------------------   --------------------
Increase (decrease)                                                       10,648,686              1,358,888
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,954,102              2,907,687
Net assets, beginning                                                     17,443,889             14,536,202
                                                                --------------------   --------------------
Net assets, ending                                              $         27,397,991   $         17,443,889
                                                                ====================   ====================

Units sold                                                                 7,199,762              1,915,964
Units redeemed                                                            (2,558,454)            (1,212,324)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,641,308                703,640
Units outstanding, beginning                                               7,469,716              6,766,076
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,111,024              7,469,716
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         39,100,688
Cost of units redeemed/account charges                                                          (17,395,961)
Net investment income (loss)                                                                        628,096
Net realized gain (loss)                                                                          2,026,960
Realized gain distributions                                                                       1,871,544
Net change in unrealized appreciation (depreciation)                                              1,166,664
                                                                                       --------------------
Net assets                                                                             $         27,397,991
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/1/2002
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.20            10,261   $        22,574              1.25%             -2.0%
12/31/2014                        2.25             5,716            12,835              1.25%              8.9%
12/31/2013                        2.06             4,937            10,178              1.25%             33.8%
12/31/2012                        1.54             3,066             4,724              1.25%             14.7%
12/31/2011                        1.34             4,364             5,863              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27                 0   $             0              1.00%             -1.8%
12/31/2014                        2.31                 0                 0              1.00%              9.2%
12/31/2013                        2.12                 0                 0              1.00%             34.1%
12/31/2012                        1.58                 0                 0              1.00%             15.0%
12/31/2011                        1.37                 0                 0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                 0   $             0              0.75%             -1.5%
12/31/2014                        2.38                 0                 0              0.75%              9.5%
12/31/2013                        2.17                 0                 0              0.75%             34.5%
12/31/2012                        1.61                 0                 0              0.75%             15.3%
12/31/2011                        1.40                 0                 0              0.75%             -1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.41                 0   $             0              0.50%             -1.3%
12/31/2014                        2.44                 0                 0              0.50%              9.7%
12/31/2013                        2.23                 0                 0              0.50%             34.8%
12/31/2012                        1.65                 0                 0              0.50%             15.6%
12/31/2011                        1.43                 0                 0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.49                 0   $             0              0.25%             -1.0%
12/31/2014                        2.51                 0                 0              0.25%             10.0%
12/31/2013                        2.28                 0                 0              0.25%             35.1%
12/31/2012                        1.69                 0                 0              0.25%             15.8%
12/31/2011                        1.46                 0                 0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.61             1,850   $         4,824              0.00%             -0.8%
12/31/2014                        2.63             1,754             4,609              0.00%             10.3%
12/31/2013                        2.38             1,829             4,358              0.00%             35.5%
12/31/2012                        1.76             1,855             3,262              0.00%             16.1%
12/31/2011                        1.51                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.1%
                2013               1.8%
                2012               2.3%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                MFS INTERNATIONAL VALUE FUND R3 CLASS - 552746653

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,098,624   $    12,301,872           355,123
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (45,724)
                                                       ---------------
Net assets                                             $    12,052,900
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,052,900         8,610,715   $          1.40
Band 100                                                             0                 0              1.41
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.43
Band 25                                                              0                 0              1.44
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $    12,052,900         8,610,715
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       156,378
Mortality & expense charges                                                                       (135,834)
                                                                                           ---------------
Net investment income (loss)                                                                        20,544
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            27,993
Realized gain distributions                                                                        209,577
Net change in unrealized appreciation (depreciation)                                               102,063
                                                                                           ---------------
Net gain (loss)                                                                                    339,633
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       360,177
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,544   $             99,150
Net realized gain (loss)                                                      27,993                 24,692
Realized gain distributions                                                  209,577                 96,977
Net change in unrealized appreciation (depreciation)                         102,063               (373,539)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            360,177               (152,720)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,409,907              9,808,191
Cost of units redeemed                                                    (2,144,990)            (4,171,226)
Account charges                                                              (38,443)               (17,021)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,226,474              5,619,944
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,586,651              5,467,224
Net assets, beginning                                                      8,466,249              2,999,025
                                                                --------------------   --------------------
Net assets, ending                                              $         12,052,900   $          8,466,249
                                                                ====================   ====================

Units sold                                                                 4,014,592              7,418,392
Units redeemed                                                            (1,763,195)            (3,312,633)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,251,397              4,105,759
Units outstanding, beginning                                               6,359,318              2,253,559
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,610,715              6,359,318
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         20,710,549
Cost of units redeemed/account charges                                                           (8,963,025)
Net investment income (loss)                                                                        144,636
Net realized gain (loss)                                                                             53,216
Realized gain distributions                                                                         310,772
Net change in unrealized appreciation (depreciation)                                               (203,248)
                                                                                       --------------------
Net assets                                                                             $         12,052,900
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40             8,611   $        12,053              1.25%              5.1%
12/31/2014                        1.33             6,359             8,466              1.25%              0.0%
12/31/2013                        1.33             2,254             2,999              1.25%             25.8%
12/31/2012                        1.06                 0                 0              1.25%              5.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              1.00%              5.4%
12/31/2014                        1.34                 0                 0              1.00%              0.3%
12/31/2013                        1.33                 0                 0              1.00%             26.1%
12/31/2012                        1.06                 0                 0              1.00%              5.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%              5.7%
12/31/2014                        1.35                 0                 0              0.75%              0.5%
12/31/2013                        1.34                 0                 0              0.75%             26.4%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.50%              5.9%
12/31/2014                        1.35                 0                 0              0.50%              0.8%
12/31/2013                        1.34                 0                 0              0.50%             26.7%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.25%              6.2%
12/31/2014                        1.36                 0                 0              0.25%              1.0%
12/31/2013                        1.35                 0                 0              0.25%             27.0%
12/31/2012                        1.06                 0                 0              0.25%              5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%              6.5%
12/31/2014                        1.37                 0                 0              0.00%              1.3%
12/31/2013                        1.35                 0                 0              0.00%             27.4%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               3.0%
                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND A CLASS - 641224431 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ----------------
Band 125                                               $             0                 0   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.94
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.25%            -12.8%
12/31/2014                        1.05                 0                 0              1.25%             -4.3%
12/31/2013                        1.10                 0                 0              1.25%              9.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%            -12.6%
12/31/2014                        1.05                 0                 0              1.00%             -4.1%
12/31/2013                        1.10                 0                 0              1.00%             10.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%            -12.4%
12/31/2014                        1.06                 0                 0              0.75%             -3.8%
12/31/2013                        1.10                 0                 0              0.75%             10.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%            -12.1%
12/31/2014                        1.06                 0                 0              0.50%             -3.6%
12/31/2013                        1.10                 0                 0              0.50%             10.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%            -11.9%
12/31/2014                        1.07                 0                 0              0.25%             -3.3%
12/31/2013                        1.10                 0                 0              0.25%             10.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%            -11.7%
12/31/2014                        1.07                 0                 0              0.00%             -3.1%
12/31/2013                        1.11                 0                 0              0.00%             10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       NEUBERGER BERMAN EMERGING MARKETS EQUITY FUND R3 CLASS - 64122Q804

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        16,608   $        18,623             1,207
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        16,615
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        16,615            18,332   $          0.91
Band 100                                                             0                 0              0.91
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.92
Band 25                                                              0                 0              0.93
Band 0                                                               0                 0              0.94
                                                       ---------------   ---------------
 Total                                                 $        16,615            18,332
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            35
Mortality & expense charges                                                                           (125)
                                                                                           ---------------
Net investment income (loss)                                                                           (90)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (7)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (2,015)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,022)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,112)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (90)  $                  0
Net realized gain (loss)                                                          (7)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (2,015)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,112)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,748                      0
Cost of units redeemed                                                           (16)                     0
Account charges                                                                   (5)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           18,727                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,615                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             16,615   $                  0
                                                                ====================   ====================

Units sold                                                                    18,342                      0
Units redeemed                                                                   (10)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,332                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     18,332                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             18,748
Cost of units redeemed/account charges                                                                  (21)
Net investment income (loss)                                                                            (90)
Net realized gain (loss)                                                                                 (7)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (2,015)
                                                                                       --------------------
Net assets                                                                             $             16,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                18   $            17              1.25%            -13.2%
12/31/2014                        1.04                 0                 0              1.25%             -4.7%
12/31/2013                        1.09                 0                 0              1.25%              9.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              1.00%            -12.9%
12/31/2014                        1.05                 0                 0              1.00%             -4.4%
12/31/2013                        1.10                 0                 0              1.00%              9.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%            -12.7%
12/31/2014                        1.05                 0                 0              0.75%             -4.2%
12/31/2013                        1.10                 0                 0              0.75%              9.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.50%            -12.5%
12/31/2014                        1.06                 0                 0              0.50%             -4.0%
12/31/2013                        1.10                 0                 0              0.50%              9.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.25%            -12.3%
12/31/2014                        1.06                 0                 0              0.25%             -3.7%
12/31/2013                        1.10                 0                 0              0.25%             10.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.00%            -12.1%
12/31/2014                        1.06                 0                 0              0.00%             -3.5%
12/31/2013                        1.10                 0                 0              0.00%             10.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NEUBERGER BERMAN FOCUS FUND ADVISOR CLASS - 64122M209

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        63,670   $        81,092             8,501
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (162)
                                                       ---------------
Net assets                                             $        63,508
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        40,874            24,399   $          1.68
Band 100                                                        22,634            13,103              1.73
Band 75                                                              0                 0              1.78
Band 50                                                              0                 0              1.84
Band 25                                                              0                 0              1.89
Band 0                                                               0                 0              1.95
                                                       ---------------   ---------------
 Total                                                 $        63,508            37,502
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,302
Mortality & expense charges                                                                           (745)
                                                                                           ---------------
Net investment income (loss)                                                                           557
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,973)
Realized gain distributions                                                                          8,009
Net change in unrealized appreciation (depreciation)                                                (6,580)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,544)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (987)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                557   $                  5
Net realized gain (loss)                                                      (2,973)                 5,321
Realized gain distributions                                                    8,009                 20,776
Net change in unrealized appreciation (depreciation)                          (6,580)               (20,749)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (987)                 5,353
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      17,232                 21,195
Cost of units redeemed                                                       (18,222)               (24,870)
Account charges                                                                  (11)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                           (1,001)                (3,683)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (1,988)                 1,670
Net assets, beginning                                                         65,496                 63,826
                                                                --------------------   --------------------
Net assets, ending                                              $             63,508   $             65,496
                                                                ====================   ====================

Units sold                                                                    12,016                 21,297
Units redeemed                                                               (12,613)               (24,041)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (597)                (2,744)
Units outstanding, beginning                                                  38,099                 40,843
                                                                --------------------   --------------------
Units outstanding, ending                                                     37,502                 38,099
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            142,769
Cost of units redeemed/account charges                                                             (102,455)
Net investment income (loss)                                                                           (398)
Net realized gain (loss)                                                                             (7,293)
Realized gain distributions                                                                          48,307
Net change in unrealized appreciation (depreciation)                                                (17,422)
                                                                                       --------------------
Net assets                                                                             $             63,508
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                24   $            41              1.25%             -1.5%
12/31/2014                        1.70                24                40              1.25%              8.8%
12/31/2013                        1.56                41                64              1.25%             33.3%
12/31/2012                        1.17                34                40              1.25%             17.8%
12/31/2011                        1.00                51                51              1.25%             -4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                13   $            23              1.00%             -1.2%
12/31/2014                        1.75                14                25              1.00%              9.1%
12/31/2013                        1.60                 0                 0              1.00%             33.6%
12/31/2012                        1.20                 0                 0              1.00%             18.1%
12/31/2011                        1.02                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.75%             -1.0%
12/31/2014                        1.80                 0                 0              0.75%              9.4%
12/31/2013                        1.64                 0                 0              0.75%             34.0%
12/31/2012                        1.23                 0                 0              0.75%             18.4%
12/31/2011                        1.04                 0                 0              0.75%             -3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.50%             -0.8%
12/31/2014                        1.85                 0                 0              0.50%              9.6%
12/31/2013                        1.69                 0                 0              0.50%             34.3%
12/31/2012                        1.26                 0                 0              0.50%             18.7%
12/31/2011                        1.06                 0                 0              0.50%             -3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%             -0.5%
12/31/2014                        1.90                 0                 0              0.25%              9.9%
12/31/2013                        1.73                 0                 0              0.25%             34.6%
12/31/2012                        1.29                 0                 0              0.25%             19.0%
12/31/2011                        1.08                 0                 0              0.25%             -3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.00%             -0.3%
12/31/2014                        1.96                 0                 0              0.00%             10.2%
12/31/2013                        1.78                 0                 0              0.00%             35.0%
12/31/2012                        1.32                 0                 0              0.00%             19.3%
12/31/2011                        1.10                 0                 0              0.00%             -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               1.2%
                2013               1.4%
                2012               0.8%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         NEUBERGER BERMAN LARGE CAP VALUE FUND ADVISOR CLASS - 64122M506

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,081,533   $     1,508,322            92,110
                                                                         ===============   ===============
Receivables: investments sold                                    1,686
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,083,219
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       984,046           684,397   $          1.44
Band 100                                                        99,173            67,095              1.48
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.61
Band 0                                                               0                 0              1.65
                                                       ---------------   ---------------
 Total                                                 $     1,083,219           751,492
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,516
Mortality & expense charges                                                                        (14,743)
                                                                                           ---------------
Net investment income (loss)                                                                         6,773
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (18,087)
Realized gain distributions                                                                        155,991
Net change in unrealized appreciation (depreciation)                                              (316,447)
                                                                                           ---------------
Net gain (loss)                                                                                   (178,543)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (171,770)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,773   $                249
Net realized gain (loss)                                                     (18,087)                10,419
Realized gain distributions                                                  155,991                245,657
Net change in unrealized appreciation (depreciation)                        (316,447)              (148,319)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (171,770)               108,006
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      73,474                117,372
Cost of units redeemed                                                      (102,272)              (192,052)
Account charges                                                                 (124)                  (165)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,922)               (74,845)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (200,692)                33,161
Net assets, beginning                                                      1,283,911              1,250,750
                                                                --------------------   --------------------
Net assets, ending                                              $          1,083,219   $          1,283,911
                                                                ====================   ====================

Units sold                                                                    47,986                133,338
Units redeemed                                                               (65,645)              (184,502)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (17,659)               (51,164)
Units outstanding, beginning                                                 769,151                820,315
                                                                --------------------   --------------------
Units outstanding, ending                                                    751,492                769,151
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,653,085
Cost of units redeemed/account charges                                                           (8,801,075)
Net investment income (loss)                                                                       (116,003)
Net realized gain (loss)                                                                            (61,246)
Realized gain distributions                                                                         835,247
Net change in unrealized appreciation (depreciation)                                               (426,789)
                                                                                       --------------------
Net assets                                                                             $          1,083,219
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44               684   $           984              1.25%            -13.7%
12/31/2014                        1.67               696             1,159              1.25%              9.2%
12/31/2013                        1.52               815             1,243              1.25%             29.3%
12/31/2012                        1.18               800               943              1.25%             15.2%
12/31/2011                        1.02             1,828             1,871              1.25%            -12.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                67   $            99              1.00%            -13.4%
12/31/2014                        1.71                73               125              1.00%              9.5%
12/31/2013                        1.56                 5                 8              1.00%             29.6%
12/31/2012                        1.20                 5                 6              1.00%             15.4%
12/31/2011                        1.04                 5                 5              1.00%            -12.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%            -13.2%
12/31/2014                        1.75                 0                 0              0.75%              9.8%
12/31/2013                        1.60                 0                 0              0.75%             30.0%
12/31/2012                        1.23                 0                 0              0.75%             15.7%
12/31/2011                        1.06                 0                 0              0.75%            -12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%            -13.0%
12/31/2014                        1.80                 0                 0              0.50%             10.1%
12/31/2013                        1.63                 0                 0              0.50%             30.3%
12/31/2012                        1.25                 0                 0              0.50%             16.0%
12/31/2011                        1.08                 0                 0              0.50%            -12.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.25%            -12.8%
12/31/2014                        1.84                 0                 0              0.25%             10.3%
12/31/2013                        1.67                 0                 0              0.25%             30.6%
12/31/2012                        1.28                 0                 0              0.25%             16.3%
12/31/2011                        1.10                 0                 0              0.25%            -11.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.00%            -12.6%
12/31/2014                        1.89                 0                 0              0.00%             10.6%
12/31/2013                        1.71                 0                 0              0.00%             31.0%
12/31/2012                        1.30               294               383              0.00%             16.6%
12/31/2011                        1.12               272               304              0.00%            -11.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.2%
                2013               1.4%
                2012               1.2%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH FUND R3 CLASS - 641224183

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        64,592   $        77,690             3,591
                                                                         ===============   ===============
Receivables: investments sold                                      948
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        65,540
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        65,540            37,729   $          1.74
Band 100                                                             0                 0              1.76
Band 75                                                              0                 0              1.79
Band 50                                                              0                 0              1.82
Band 25                                                              0                 0              1.85
Band 0                                                               0                 0              1.87
                                                       ---------------   ---------------
 Total                                                 $        65,540            37,729
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (701)
                                                                                           ---------------
Net investment income (loss)                                                                          (701)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,510
Realized gain distributions                                                                          5,040
Net change in unrealized appreciation (depreciation)                                               (20,197)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,647)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,348)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (701)  $               (408)
Net realized gain (loss)                                                       8,510                  1,832
Realized gain distributions                                                    5,040                      0
Net change in unrealized appreciation (depreciation)                         (20,197)                    (4)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,348)                 1,420
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      64,076                 11,038
Cost of units redeemed                                                       (32,056)                  (206)
Account charges                                                                  (22)                   (11)
                                                                --------------------   --------------------
Increase (decrease)                                                           31,998                 10,821
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,650                 12,241
Net assets, beginning                                                         40,890                 28,649
                                                                --------------------   --------------------
Net assets, ending                                              $             65,540   $             40,890
                                                                ====================   ====================

Units sold                                                                    32,015                 10,565
Units redeemed                                                               (16,163)                (4,362)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,852                  6,203
Units outstanding, beginning                                                  21,877                 15,674
                                                                --------------------   --------------------
Units outstanding, ending                                                     37,729                 21,877
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             96,235
Cost of units redeemed/account charges                                                              (32,612)
Net investment income (loss)                                                                         (1,488)
Net realized gain (loss)                                                                             11,463
Realized gain distributions                                                                           5,040
Net change in unrealized appreciation (depreciation)                                                (13,098)
                                                                                       --------------------
Net assets                                                                             $             65,540
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                38   $            66              1.25%             -7.1%
12/31/2014                        1.87                22                41              1.25%              2.3%
12/31/2013                        1.83                16                29              1.25%             44.9%
12/31/2012                        1.26                 8                10              1.25%              7.4%
12/31/2011                        1.18                 7                 9              1.25%             -2.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              1.00%             -6.8%
12/31/2014                        1.89                 0                 0              1.00%              2.5%
12/31/2013                        1.85                 0                 0              1.00%             45.3%
12/31/2012                        1.27                 0                 0              1.00%              7.6%
12/31/2011                        1.18                 0                 0              1.00%             -2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.75%             -6.6%
12/31/2014                        1.92                 0                 0              0.75%              2.8%
12/31/2013                        1.87                 0                 0              0.75%             45.6%
12/31/2012                        1.28                 0                 0              0.75%              7.9%
12/31/2011                        1.19                 0                 0              0.75%             -2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.50%             -6.4%
12/31/2014                        1.94                 0                 0              0.50%              3.0%
12/31/2013                        1.88                 0                 0              0.50%             46.0%
12/31/2012                        1.29                 0                 0              0.50%              8.2%
12/31/2011                        1.19                 0                 0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.25%             -6.1%
12/31/2014                        1.97                 0                 0              0.25%              3.3%
12/31/2013                        1.90                 0                 0              0.25%             46.3%
12/31/2012                        1.30                 0                 0              0.25%              8.4%
12/31/2011                        1.20                 0                 0              0.25%             -1.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.00%             -5.9%
12/31/2014                        1.99                 0                 0              0.00%              3.5%
12/31/2013                        1.92                 0                 0              0.00%             46.7%
12/31/2012                        1.31                 0                 0              0.00%              8.7%
12/31/2011                        1.21                 0                 0              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NEUBERGER BERMAN SMALL CAP GROWTH FUND A CLASS - 641224225

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        77,423   $        84,334             2,699
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (64)
                                                       ---------------
Net assets                                             $        77,359
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        77,359            43,850   $          1.76
Band 100                                                             0                 0              1.79
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.85
Band 25                                                              0                 0              1.87
Band 0                                                               0                 0              1.90
                                                       ---------------   ---------------
 Total                                                 $        77,359            43,850
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (116)
                                                                                           ---------------
Net investment income (loss)                                                                          (116)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (15)
Realized gain distributions                                                                          3,980
Net change in unrealized appreciation (depreciation)                                                (6,911)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,946)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,062)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (116)  $                  0
Net realized gain (loss)                                                         (15)                     0
Realized gain distributions                                                    3,980                      0
Net change in unrealized appreciation (depreciation)                          (6,911)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,062)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      80,751                      0
Cost of units redeemed                                                          (195)                     0
Account charges                                                                 (135)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           80,421                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       77,359                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             77,359   $                  0
                                                                ====================   ====================

Units sold                                                                    44,035                      0
Units redeemed                                                                  (185)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       43,850                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     43,850                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             80,751
Cost of units redeemed/account charges                                                                 (330)
Net investment income (loss)                                                                           (116)
Net realized gain (loss)                                                                                (15)
Realized gain distributions                                                                           3,980
Net change in unrealized appreciation (depreciation)                                                 (6,911)
                                                                                       --------------------
Net assets                                                                             $             77,359
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                44   $            77              1.25%             -6.9%
12/31/2014                        1.89                 0                 0              1.25%              2.5%
12/31/2013                        1.85                 0                 0              1.25%             45.2%
12/31/2012                        1.27                 0                 0              1.25%              7.7%
12/31/2011                        1.18                 0                 0              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              1.00%             -6.6%
12/31/2014                        1.92                 0                 0              1.00%              2.8%
12/31/2013                        1.87                 0                 0              1.00%             45.6%
12/31/2012                        1.28                 0                 0              1.00%              8.0%
12/31/2011                        1.19                 0                 0              1.00%             -2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -6.4%
12/31/2014                        1.94                 0                 0              0.75%              3.0%
12/31/2013                        1.88                 0                 0              0.75%             45.9%
12/31/2012                        1.29                 0                 0              0.75%              8.2%
12/31/2011                        1.19                 0                 0              0.75%             -2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.50%             -6.2%
12/31/2014                        1.97                 0                 0              0.50%              3.3%
12/31/2013                        1.90                 0                 0              0.50%             46.3%
12/31/2012                        1.30                 0                 0              0.50%              8.5%
12/31/2011                        1.20                 0                 0              0.50%             -2.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.25%             -5.9%
12/31/2014                        1.99                 0                 0              0.25%              3.6%
12/31/2013                        1.92                 0                 0              0.25%             46.7%
12/31/2012                        1.31                 0                 0              0.25%              8.8%
12/31/2011                        1.21                 0                 0              0.25%             -1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.00%             -5.7%
12/31/2014                        2.02                 0                 0              0.00%              3.8%
12/31/2013                        1.94                 0                 0              0.00%             47.0%
12/31/2012                        1.32                 0                 0              0.00%              9.0%
12/31/2011                        1.21                 0                 0              0.00%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        NEUBERGER BERMAN SMALL CAP GROWTH FUND ADVISOR CLASS - 641224829

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       561,283   $       558,543            30,865
                                                                         ===============   ===============
Receivables: investments sold                                      462
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       561,745
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       479,192           263,802   $          1.82
Band 100                                                        17,195             9,208              1.87
Band 75                                                              0                 0              1.92
Band 50                                                              0                 0              1.97
Band 25                                                              0                 0              2.03
Band 0                                                          65,358            31,337              2.09
                                                       ---------------   ---------------
 Total                                                 $       561,745           304,347
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (6,642)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,642)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            53,464
Realized gain distributions                                                                         44,140
Net change in unrealized appreciation (depreciation)                                              (131,340)
                                                                                           ---------------
Net gain (loss)                                                                                    (33,736)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (40,378)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,642)  $             (7,010)
Net realized gain (loss)                                                      53,464                 64,564
Realized gain distributions                                                   44,140                      0
Net change in unrealized appreciation (depreciation)                        (131,340)               (49,300)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (40,378)                 8,254
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     152,265                267,400
Cost of units redeemed                                                      (204,889)              (316,301)
Account charges                                                                 (149)                  (191)
                                                                --------------------   --------------------
Increase (decrease)                                                          (52,773)               (49,092)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (93,151)               (40,838)
Net assets, beginning                                                        654,896                695,734
                                                                --------------------   --------------------
Net assets, ending                                              $            561,745   $            654,896
                                                                ====================   ====================

Units sold                                                                    75,357                157,704
Units redeemed                                                              (100,494)              (186,934)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,137)               (29,230)
Units outstanding, beginning                                                 329,484                358,714
                                                                --------------------   --------------------
Units outstanding, ending                                                    304,347                329,484
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,337,309
Cost of units redeemed/account charges                                                           (2,933,007)
Net investment income (loss)                                                                        (77,463)
Net realized gain (loss)                                                                            188,026
Realized gain distributions                                                                          44,140
Net change in unrealized appreciation (depreciation)                                                  2,740
                                                                                       --------------------
Net assets                                                                             $            561,745
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82               264   $           479              1.25%             -7.1%
12/31/2014                        1.95               279               545              1.25%              2.3%
12/31/2013                        1.91               315               602              1.25%             44.9%
12/31/2012                        1.32               385               508              1.25%              7.4%
12/31/2011                        1.23               426               524              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 9   $            17              1.00%             -6.8%
12/31/2014                        2.00                11                23              1.00%              2.5%
12/31/2013                        1.96                 0                 0              1.00%             45.2%
12/31/2012                        1.35                 0                 0              1.00%              7.6%
12/31/2011                        1.25                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.75%             -6.6%
12/31/2014                        2.06                 0                 0              0.75%              2.8%
12/31/2013                        2.00                 0                 0              0.75%             45.6%
12/31/2012                        1.37                 0                 0              0.75%              7.9%
12/31/2011                        1.27                 0                 0              0.75%             -2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.50%             -6.4%
12/31/2014                        2.11                 0                 0              0.50%              3.0%
12/31/2013                        2.05                 0                 0              0.50%             45.9%
12/31/2012                        1.40                 0                 0              0.50%              8.2%
12/31/2011                        1.30                 0                 0              0.50%             -2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.03                 0   $             0              0.25%             -6.1%
12/31/2014                        2.16                 0                 0              0.25%              3.3%
12/31/2013                        2.09                 0                 0              0.25%             46.3%
12/31/2012                        1.43                 0                 0              0.25%              8.5%
12/31/2011                        1.32                 0                 0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.09                31   $            65              0.00%             -5.9%
12/31/2014                        2.22                39                87              0.00%              3.6%
12/31/2013                        2.14                44                94              0.00%             46.7%
12/31/2012                        1.46                26                38              0.00%              8.7%
12/31/2011                        1.34                20                27              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NORTHERN SMALL CAP VALUE FUND R CLASS - 665162400

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,341,420   $     1,453,879            70,036
                                                                         ===============   ===============
Receivables: investments sold                                    8,875
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,350,295
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,350,295           863,975   $          1.56
Band 100                                                             0                 0              1.58
Band 75                                                              0                 0              1.59
Band 50                                                              0                 0              1.61
Band 25                                                              0                 0              1.63
Band 0                                                               0                 0              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,350,295           863,975
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,192
Mortality & expense charges                                                                         (6,768)
                                                                                           ---------------
Net investment income (loss)                                                                         8,424
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (33)
Realized gain distributions                                                                         42,928
Net change in unrealized appreciation (depreciation)                                              (113,463)
                                                                                           ---------------
Net gain (loss)                                                                                    (70,568)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (62,144)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,424   $                (85)
Net realized gain (loss)                                                         (33)                     7
Realized gain distributions                                                   42,928                  1,350
Net change in unrealized appreciation (depreciation)                        (113,463)                   499
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (62,144)                 1,771
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,454,259                  2,965
Cost of units redeemed                                                       (74,247)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                        1,380,012                  2,965
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,317,868                  4,736
Net assets, beginning                                                         32,427                 27,691
                                                                --------------------   --------------------
Net assets, ending                                              $          1,350,295   $             32,427
                                                                ====================   ====================

Units sold                                                                   890,983                  1,896
Units redeemed                                                               (46,551)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      844,432                  1,896
Units outstanding, beginning                                                  19,543                 17,647
                                                                --------------------   --------------------
Units outstanding, ending                                                    863,975                 19,543
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,482,669
Cost of units redeemed/account charges                                                              (74,342)
Net investment income (loss)                                                                          8,449
Net realized gain (loss)                                                                                (20)
Realized gain distributions                                                                          45,998
Net change in unrealized appreciation (depreciation)                                               (112,459)
                                                                                       --------------------
Net assets                                                                             $          1,350,295
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/15/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56               864   $         1,350              1.25%             -5.8%
12/31/2014                        1.66                20                32              1.25%              5.7%
12/31/2013                        1.57                18                28              1.25%             34.8%
12/31/2012                        1.16                 0                 0              1.25%             12.4%
12/31/2011                        1.04                 0                 0              1.25%              3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              1.00%             -5.6%
12/31/2014                        1.67                 0                 0              1.00%              6.0%
12/31/2013                        1.58                 0                 0              1.00%             35.1%
12/31/2012                        1.17                 0                 0              1.00%             12.6%
12/31/2011                        1.04                 0                 0              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.75%             -5.3%
12/31/2014                        1.68                 0                 0              0.75%              6.3%
12/31/2013                        1.59                 0                 0              0.75%             35.4%
12/31/2012                        1.17                 0                 0              0.75%             12.9%
12/31/2011                        1.04                 0                 0              0.75%              3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.50%             -5.1%
12/31/2014                        1.70                 0                 0              0.50%              6.5%
12/31/2013                        1.59                 0                 0              0.50%             35.8%
12/31/2012                        1.17                 0                 0              0.50%             13.2%
12/31/2011                        1.04                 0                 0              0.50%              3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.25%             -4.9%
12/31/2014                        1.71                 0                 0              0.25%              6.8%
12/31/2013                        1.60                 0                 0              0.25%             36.1%
12/31/2012                        1.18                 0                 0              0.25%             13.5%
12/31/2011                        1.04                 0                 0              0.25%              3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.00%             -4.6%
12/31/2014                        1.72                 0                 0              0.00%              7.1%
12/31/2013                        1.61                 0                 0              0.00%             36.4%
12/31/2012                        1.18                 0                 0              0.00%             13.8%
12/31/2011                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               0.9%
                2013               1.4%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                  NUVEEN MID CAP VALUE FUND A CLASS - 670678853

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       241,776   $       252,599             7,288
                                                                         ===============   ===============
Receivables: investments sold                                      140
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       241,916
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       241,916           172,431   $          1.40
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.50
Band 25                                                              0                 0              1.54
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $       241,916           172,431
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           679
Mortality & expense charges                                                                         (2,719)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,040)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,329
Realized gain distributions                                                                          7,443
Net change in unrealized appreciation (depreciation)                                               (25,809)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,037)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,077)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,040)  $                166
Net realized gain (loss)                                                      11,329                    431
Realized gain distributions                                                    7,443                      0
Net change in unrealized appreciation (depreciation)                         (25,809)                 7,768
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,077)                 8,365
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     166,779                114,243
Cost of units redeemed                                                       (73,195)                  (795)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           93,584                113,448
                                                                --------------------   --------------------
Net increase (decrease)                                                       84,507                121,813
Net assets, beginning                                                        157,409                 35,596
                                                                --------------------   --------------------
Net assets, ending                                              $            241,916   $            157,409
                                                                ====================   ====================

Units sold                                                                   115,143                 81,302
Units redeemed                                                               (49,580)                  (551)
                                                                --------------------   --------------------
Net increase (decrease)                                                       65,563                 80,751
Units outstanding, beginning                                                 106,868                 26,117
                                                                --------------------   --------------------
Units outstanding, ending                                                    172,431                106,868
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            469,859
Cost of units redeemed/account charges                                                             (227,392)
Net investment income (loss)                                                                         (3,266)
Net realized gain (loss)                                                                              6,095
Realized gain distributions                                                                           7,443
Net change in unrealized appreciation (depreciation)                                                (10,823)
                                                                                       --------------------
Net assets                                                                             $            241,916
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40               172   $           242              1.25%             -4.8%
12/31/2014                        1.47               107               157              1.25%              8.1%
12/31/2013                        1.36                26                36              1.25%             37.0%
12/31/2012                        1.00                 9                 9              1.25%              8.6%
12/31/2011                        0.92               103                94              1.25%             -8.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -4.5%
12/31/2014                        1.50                 0                 0              1.00%              8.3%
12/31/2013                        1.39                 0                 0              1.00%             37.3%
12/31/2012                        1.01                 0                 0              1.00%              8.8%
12/31/2011                        0.93                 0                 0              1.00%             -8.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%             -4.3%
12/31/2014                        1.53                 0                 0              0.75%              8.6%
12/31/2013                        1.41                 0                 0              0.75%             37.6%
12/31/2012                        1.03                 0                 0              0.75%              9.1%
12/31/2011                        0.94                 0                 0              0.75%             -8.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.50%             -4.0%
12/31/2014                        1.57                 0                 0              0.50%              8.9%
12/31/2013                        1.44                 0                 0              0.50%             38.0%
12/31/2012                        1.04                 0                 0              0.50%              9.4%
12/31/2011                        0.95                 0                 0              0.50%             -7.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%             -3.8%
12/31/2014                        1.60                 0                 0              0.25%              9.2%
12/31/2013                        1.46                 0                 0              0.25%             38.3%
12/31/2012                        1.06                 0                 0              0.25%              9.7%
12/31/2011                        0.97                 0                 0              0.25%             -7.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%             -3.6%
12/31/2014                        1.63                 0                 0              0.00%              9.4%
12/31/2013                        1.49                 0                 0              0.00%             38.7%
12/31/2012                        1.08                 0                 0              0.00%              9.9%
12/31/2011                        0.98                 0                 0              0.00%             -7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               1.4%
                2013               0.8%
                2012               0.2%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP VALUE FUND R3 CLASS - 670690882

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        12,292   $        11,937               362
                                                                         ===============   ===============
Receivables: investments sold                                       90
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        12,382
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        12,382             9,030   $          1.37
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.54
                                                       ---------------   ---------------
 Total                                                 $        12,382             9,030
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             1
Mortality & expense charges                                                                           (138)
                                                                                           ---------------
Net investment income (loss)                                                                          (137)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               649
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,081)
                                                                                           ---------------
Net gain (loss)                                                                                       (432)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (569)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (137)  $                (44)
Net realized gain (loss)                                                         649                     92
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,081)                   690
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (569)                   738
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,206                  4,397
Cost of units redeemed                                                        (3,564)                  (569)
Account charges                                                                  (42)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                            1,600                  3,825
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,031                  4,563
Net assets, beginning                                                         11,351                  6,788
                                                                --------------------   --------------------
Net assets, ending                                              $             12,382   $             11,351
                                                                ====================   ====================

Units sold                                                                     3,668                  3,200
Units redeemed                                                                (2,503)                  (406)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,165                  2,794
Units outstanding, beginning                                                   7,865                  5,071
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,030                  7,865
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             68,800
Cost of units redeemed/account charges                                                              (73,874)
Net investment income (loss)                                                                         (1,008)
Net realized gain (loss)                                                                             18,109
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                    355
                                                                                       --------------------
Net assets                                                                             $             12,382
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 9   $            12              1.25%             -5.0%
12/31/2014                        1.44                 8                11              1.25%              7.8%
12/31/2013                        1.34                 5                 7              1.25%             36.6%
12/31/2012                        0.98                 1                 1              1.25%              8.3%
12/31/2011                        0.90                16                15              1.25%             -8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%             -4.8%
12/31/2014                        1.47                 0                 0              1.00%              8.1%
12/31/2013                        1.36                 0                 0              1.00%             36.9%
12/31/2012                        1.00                 0                 0              1.00%              8.6%
12/31/2011                        0.92                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%             -4.5%
12/31/2014                        1.50                 0                 0              0.75%              8.4%
12/31/2013                        1.39                 0                 0              0.75%             37.3%
12/31/2012                        1.01                 0                 0              0.75%              8.8%
12/31/2011                        0.93                 0                 0              0.75%             -8.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -4.3%
12/31/2014                        1.53                 0                 0              0.50%              8.6%
12/31/2013                        1.41                 0                 0              0.50%             37.6%
12/31/2012                        1.03                 0                 0              0.50%              9.1%
12/31/2011                        0.94                 0                 0              0.50%             -8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%             -4.0%
12/31/2014                        1.57                 0                 0              0.25%              8.9%
12/31/2013                        1.44                 0                 0              0.25%             38.0%
12/31/2012                        1.04                 0                 0              0.25%              9.4%
12/31/2011                        0.95                 0                 0              0.25%             -7.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.00%             -3.8%
12/31/2014                        1.60                 0                 0              0.00%              9.2%
12/31/2013                        1.46                 0                 0              0.00%             38.3%
12/31/2012                        1.06                 0                 0              0.00%              9.7%
12/31/2011                        0.97                 0                 0              0.00%             -7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.7%
                2013               0.4%
                2012               0.1%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND R3 CLASS - 670678549

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,753,240   $     1,779,959            75,676
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (12,670)
                                                       ---------------
Net assets                                             $     1,740,570
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,482,348           699,695   $          2.12
Band 100                                                        61,415            28,555              2.15
Band 75                                                              0                 0              2.18
Band 50                                                              0                 0              2.22
Band 25                                                              0                 0              2.25
Band 0                                                         196,807            86,146              2.28
                                                       ---------------   ---------------
 Total                                                 $     1,740,570           814,396
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        44,681
Mortality & expense charges                                                                        (20,940)
                                                                                           ---------------
Net investment income (loss)                                                                        23,741
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            99,354
Realized gain distributions                                                                         89,078
Net change in unrealized appreciation (depreciation)                                              (204,998)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,566)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         7,175
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             23,741   $             21,540
Net realized gain (loss)                                                      99,354                 50,443
Realized gain distributions                                                   89,078                 80,851
Net change in unrealized appreciation (depreciation)                        (204,998)               245,793
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              7,175                398,627
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     729,001                947,945
Cost of units redeemed                                                      (948,308)              (726,159)
Account charges                                                               (1,506)                (1,065)
                                                                --------------------   --------------------
Increase (decrease)                                                         (220,813)               220,721
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,638)               619,348
Net assets, beginning                                                      1,954,208              1,334,860
                                                                --------------------   --------------------
Net assets, ending                                              $          1,740,570   $          1,954,208
                                                                ====================   ====================

Units sold                                                                   354,859                507,410
Units redeemed                                                              (471,019)              (398,277)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (116,160)               109,133
Units outstanding, beginning                                                 930,556                821,423
                                                                --------------------   --------------------
Units outstanding, ending                                                    814,396                930,556
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          4,297,861
Cost of units redeemed/account charges                                                           (3,178,773)
Net investment income (loss)                                                                         74,490
Net realized gain (loss)                                                                            277,100
Realized gain distributions                                                                         296,611
Net change in unrealized appreciation (depreciation)                                                (26,719)
                                                                                       --------------------
Net assets                                                                             $          1,740,570
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12               700   $         1,482              1.25%              1.7%
12/31/2014                        2.08               778             1,622              1.25%             29.0%
12/31/2013                        1.61               719             1,162              1.25%             -0.5%
12/31/2012                        1.62               676             1,097              1.25%             16.3%
12/31/2011                        1.39               564               787              1.25%              6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.15                29   $            61              1.00%              1.9%
12/31/2014                        2.11                49               104              1.00%             29.4%
12/31/2013                        1.63                 0                 0              1.00%             -0.3%
12/31/2012                        1.64                 0                 0              1.00%             16.6%
12/31/2011                        1.40                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.75%              2.2%
12/31/2014                        2.14                 0                 0              0.75%             29.7%
12/31/2013                        1.65                 0                 0              0.75%              0.0%
12/31/2012                        1.65                 0                 0              0.75%             16.9%
12/31/2011                        1.41                 0                 0              0.75%              6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.50%              2.4%
12/31/2014                        2.16                 0                 0              0.50%             30.0%
12/31/2013                        1.66                 0                 0              0.50%              0.2%
12/31/2012                        1.66                 0                 0              0.50%             17.2%
12/31/2011                        1.42                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.25                 0   $             0              0.25%              2.7%
12/31/2014                        2.19                 0                 0              0.25%             30.3%
12/31/2013                        1.68                 0                 0              0.25%              0.5%
12/31/2012                        1.67                 0                 0              0.25%             17.5%
12/31/2011                        1.42                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                86   $           197              0.00%              3.0%
12/31/2014                        2.22               103               229              0.00%             30.7%
12/31/2013                        1.70               102               173              0.00%              0.8%
12/31/2012                        1.69                87               147              0.00%             17.8%
12/31/2011                        1.43                88               126              0.00%              7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               2.4%
                2013               2.2%
                2012               1.9%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN REAL ESTATE SECURITIES FUND A CLASS - 670678705

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       730,694   $       773,748            32,244
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (35)
                                                       ---------------
Net assets                                             $       730,659
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       730,659           339,928   $          2.15
Band 100                                                             0                 0              2.18
Band 75                                                              0                 0              2.22
Band 50                                                              0                 0              2.25
Band 25                                                              0                 0              2.28
Band 0                                                               0                 0              2.32
                                                       ---------------   ---------------
 Total                                                 $       730,659           339,928
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        19,705
Mortality & expense charges                                                                        (10,561)
                                                                                           ---------------
Net investment income (loss)                                                                         9,144
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            90,745
Realized gain distributions                                                                         37,071
Net change in unrealized appreciation (depreciation)                                              (123,243)
                                                                                           ---------------
Net gain (loss)                                                                                      4,573
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        13,717
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              9,144   $             14,406
Net realized gain (loss)                                                      90,745                (16,776)
Realized gain distributions                                                   37,071                 50,142
Net change in unrealized appreciation (depreciation)                        (123,243)               194,776
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             13,717                242,548
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     497,139                501,314
Cost of units redeemed                                                      (987,704)              (578,429)
Account charges                                                                 (283)                  (539)
                                                                --------------------   --------------------
Increase (decrease)                                                         (490,848)               (77,654)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (477,131)               164,894
Net assets, beginning                                                      1,207,790              1,042,896
                                                                --------------------   --------------------
Net assets, ending                                              $            730,659   $          1,207,790
                                                                ====================   ====================

Units sold                                                                   229,975                260,252
Units redeemed                                                              (462,863)              (327,050)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (232,888)               (66,798)
Units outstanding, beginning                                                 572,816                639,614
                                                                --------------------   --------------------
Units outstanding, ending                                                    339,928                572,816
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,647,929
Cost of units redeemed/account charges                                                           (3,377,996)
Net investment income (loss)                                                                         51,522
Net realized gain (loss)                                                                            254,834
Realized gain distributions                                                                         197,424
Net change in unrealized appreciation (depreciation)                                                (43,054)
                                                                                       --------------------
Net assets                                                                             $            730,659
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.15               340   $           731              1.25%              1.9%
12/31/2014                        2.11               573             1,208              1.25%             29.3%
12/31/2013                        1.63               640             1,043              1.25%             -0.2%
12/31/2012                        1.63               819             1,339              1.25%             16.6%
12/31/2011                        1.40               538               754              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              1.00%              2.2%
12/31/2014                        2.14                 0                 0              1.00%             29.6%
12/31/2013                        1.65                 0                 0              1.00%              0.0%
12/31/2012                        1.65                 0                 0              1.00%             16.9%
12/31/2011                        1.41                 0                 0              1.00%              6.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.22                 0   $             0              0.75%              2.5%
12/31/2014                        2.16                 0                 0              0.75%             30.0%
12/31/2013                        1.66                 0                 0              0.75%              0.3%
12/31/2012                        1.66                 0                 0              0.75%             17.2%
12/31/2011                        1.42                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.25                 0   $             0              0.50%              2.7%
12/31/2014                        2.19                 0                 0              0.50%             30.3%
12/31/2013                        1.68                 0                 0              0.50%              0.5%
12/31/2012                        1.67                 0                 0              0.50%             17.5%
12/31/2011                        1.42                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.25%              3.0%
12/31/2014                        2.22                 0                 0              0.25%             30.6%
12/31/2013                        1.70                 0                 0              0.25%              0.8%
12/31/2012                        1.68                 0                 0              0.25%             17.8%
12/31/2011                        1.43                 0                 0              0.25%              7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.32                 0   $             0              0.00%              3.2%
12/31/2014                        2.25                 0                 0              0.00%             30.9%
12/31/2013                        1.71                 0                 0              0.00%              1.0%
12/31/2012                        1.70                 0                 0              0.00%             18.1%
12/31/2011                        1.44                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.4%
                2013               2.2%
                2012               2.2%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP INDEX FUND R3 CLASS - 670690205

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,831,667   $     4,050,388           298,574
                                                                         ===============   ===============
Receivables: investments sold                                    5,021
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,836,688
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,609,139         2,623,247   $          1.38
Band 100                                                         9,445             6,727              1.40
Band 75                                                              0                 0              1.43
Band 50                                                            333               228              1.46
Band 25                                                              0                 0              1.49
Band 0                                                         217,771           142,978              1.52
                                                       ---------------   ---------------
 Total                                                 $     3,836,688         2,773,180
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,764
Mortality & expense charges                                                                        (49,707)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,943)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           321,478
Realized gain distributions                                                                        162,058
Net change in unrealized appreciation (depreciation)                                              (671,540)
                                                                                           ---------------
Net gain (loss)                                                                                   (188,004)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (215,947)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,943)  $            (27,117)
Net realized gain (loss)                                                     321,478                149,223
Realized gain distributions                                                  162,058                289,720
Net change in unrealized appreciation (depreciation)                        (671,540)              (264,112)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (215,947)               147,714
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,340,433              1,491,711
Cost of units redeemed                                                    (2,768,331)            (1,472,782)
Account charges                                                               (3,605)                (4,307)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,431,503)                14,622
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,647,450)               162,336
Net assets, beginning                                                      5,484,138              5,321,802
                                                                --------------------   --------------------
Net assets, ending                                              $          3,836,688   $          5,484,138
                                                                ====================   ====================

Units sold                                                                   988,210              1,056,647
Units redeemed                                                            (1,926,730)            (1,049,802)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (938,520)                 6,845
Units outstanding, beginning                                               3,711,700              3,704,855
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,773,180              3,711,700
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         11,530,596
Cost of units redeemed/account charges                                                           (8,960,438)
Net investment income (loss)                                                                        (93,513)
Net realized gain (loss)                                                                            766,177
Realized gain distributions                                                                         812,587
Net change in unrealized appreciation (depreciation)                                               (218,721)
                                                                                       --------------------
Net assets                                                                             $          3,836,688
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38             2,623   $         3,609              1.25%             -6.4%
12/31/2014                        1.47             3,489             5,127              1.25%              2.8%
12/31/2013                        1.43             3,487             4,986              1.25%             36.0%
12/31/2012                        1.05             1,552             1,631              1.25%             14.0%
12/31/2011                        0.92             1,347             1,243              1.25%             -6.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 7   $             9              1.00%             -6.1%
12/31/2014                        1.50                 3                 5              1.00%              3.0%
12/31/2013                        1.45                 1                 2              1.00%             36.4%
12/31/2012                        1.06                 1                 1              1.00%             14.3%
12/31/2011                        0.93                 0                 0              1.00%             -5.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -5.9%
12/31/2014                        1.52                 0                 0              0.75%              3.3%
12/31/2013                        1.47                 0                 0              0.75%             36.7%
12/31/2012                        1.08                 0                 0              0.75%             14.5%
12/31/2011                        0.94                 0                 0              0.75%             -5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -5.7%
12/31/2014                        1.55                 1                 1              0.50%              3.5%
12/31/2013                        1.50                 1                 1              0.50%             37.0%
12/31/2012                        1.09                 1                 1              0.50%             14.8%
12/31/2011                        0.95                 1                 1              0.50%             -5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%             -5.4%
12/31/2014                        1.58                 0                 0              0.25%              3.8%
12/31/2013                        1.52                 0                 0              0.25%             37.4%
12/31/2012                        1.11                 0                 0              0.25%             15.1%
12/31/2011                        0.96                 0                 0              0.25%             -5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52               143   $           218              0.00%             -5.2%
12/31/2014                        1.61               219               351              0.00%              4.1%
12/31/2013                        1.54               216               333              0.00%             37.7%
12/31/2012                        1.12               187               209              0.00%             15.4%
12/31/2011                        0.97               166               161              0.00%             -4.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.6%
                2013               0.8%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND R3 CLASS - 670678531 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -6.4%
12/31/2014                        1.01                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -6.2%
12/31/2014                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -6.0%
12/31/2014                        1.02                 0                 0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -5.7%
12/31/2014                        1.02                 0                 0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -5.5%
12/31/2014                        1.02                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -5.3%
12/31/2014                        1.02                 0                 0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND A CLASS - 670690833

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       174,038   $       222,698            20,164
                                                                         ===============   ===============
Receivables: investments sold                                      590
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       174,628
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       174,628           120,459   $          1.45
Band 100                                                             0                 0              1.48
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.59
Band 0                                                               0                 0              1.63
                                                       ---------------   ---------------
 Total                                                 $       174,628           120,459
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (1,986)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,986)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (529)
Realized gain distributions                                                                         30,191
Net change in unrealized appreciation (depreciation)                                               (33,900)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,238)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,224)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,986)  $             (3,276)
Net realized gain (loss)                                                        (529)                65,672
Realized gain distributions                                                   30,191                 36,260
Net change in unrealized appreciation (depreciation)                         (33,900)              (105,719)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,224)                (7,063)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      53,476                 18,610
Cost of units redeemed                                                       (15,777)              (477,074)
Account charges                                                                  (23)                   (25)
                                                                --------------------   --------------------
Increase (decrease)                                                           37,676               (458,489)
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,452               (465,552)
Net assets, beginning                                                        143,176                608,728
                                                                --------------------   --------------------
Net assets, ending                                              $            174,628   $            143,176
                                                                ====================   ====================

Units sold                                                                    35,933                 13,299
Units redeemed                                                               (10,985)              (340,636)
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,948               (327,337)
Units outstanding, beginning                                                  95,511                422,848
                                                                --------------------   --------------------
Units outstanding, ending                                                    120,459                 95,511
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,047,349
Cost of units redeemed/account charges                                                           (1,034,213)
Net investment income (loss)                                                                        (43,217)
Net realized gain (loss)                                                                               (969)
Realized gain distributions                                                                         254,338
Net change in unrealized appreciation (depreciation)                                                (48,660)
                                                                                       --------------------
Net assets                                                                             $            174,628
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45               120   $           175              1.25%             -3.3%
12/31/2014                        1.50                96               143              1.25%              4.1%
12/31/2013                        1.44               423               609              1.25%             30.3%
12/31/2012                        1.10               527               583              1.25%             10.7%
12/31/2011                        1.00               515               515              1.25%             -3.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              1.00%             -3.1%
12/31/2014                        1.53                 0                 0              1.00%              4.4%
12/31/2013                        1.47                 0                 0              1.00%             30.6%
12/31/2012                        1.12                 0                 0              1.00%             11.0%
12/31/2011                        1.01                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%             -2.8%
12/31/2014                        1.56                 0                 0              0.75%              4.7%
12/31/2013                        1.49                 0                 0              0.75%             30.9%
12/31/2012                        1.14                 0                 0              0.75%             11.2%
12/31/2011                        1.02                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%             -2.6%
12/31/2014                        1.59                 0                 0              0.50%              4.9%
12/31/2013                        1.52                 0                 0              0.50%             31.3%
12/31/2012                        1.16                 0                 0              0.50%             11.5%
12/31/2011                        1.04                 0                 0              0.50%             -2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.25%             -2.3%
12/31/2014                        1.63                 0                 0              0.25%              5.2%
12/31/2013                        1.55                 0                 0              0.25%             31.6%
12/31/2012                        1.18                 0                 0              0.25%             11.8%
12/31/2011                        1.05                 0                 0              0.25%             -2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.00%             -2.1%
12/31/2014                        1.66                 0                 0              0.00%              5.4%
12/31/2013                        1.57                 0                 0              0.00%             31.9%
12/31/2012                        1.19                 0                 0              0.00%             12.1%
12/31/2011                        1.07                 0                 0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.2%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           NUVEEN DIVIDEND VALUE FUND A CLASS - 670678887 (UNAUDITED)

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/12/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -6.2%
12/31/2014                        1.01                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -5.9%
12/31/2014                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -5.7%
12/31/2014                        1.02                 0                 0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -5.5%
12/31/2014                        1.02                 0                 0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -5.2%
12/31/2014                        1.02                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -5.0%
12/31/2014                        1.02                 0                 0              0.00%              1.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP SELECT FUND R3 CLASS - 670690866

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        19,760   $        23,473             2,459
                                                                         ===============   ===============
Receivables: investments sold                                       12
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        19,772
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        19,772            13,955   $          1.42
Band 100                                                             0                 0              1.45
Band 75                                                              0                 0              1.48
Band 50                                                              0                 0              1.52
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $        19,772            13,955
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (731)
                                                                                           ---------------
Net investment income (loss)                                                                          (731)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,347)
Realized gain distributions                                                                          4,079
Net change in unrealized appreciation (depreciation)                                                10,406
                                                                                           ---------------
Net gain (loss)                                                                                       (862)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,593)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (731)  $             (1,690)
Net realized gain (loss)                                                     (15,347)                 2,123
Realized gain distributions                                                    4,079                 37,797
Net change in unrealized appreciation (depreciation)                          10,406                (32,354)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,593)                 5,876
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,233                 31,838
Cost of units redeemed                                                      (125,506)               (12,694)
Account charges                                                                  (92)                   (13)
                                                                --------------------   --------------------
Increase (decrease)                                                         (120,365)                19,131
                                                                --------------------   --------------------
Net increase (decrease)                                                     (121,958)                25,007
Net assets, beginning                                                        141,730                116,723
                                                                --------------------   --------------------
Net assets, ending                                              $             19,772   $            141,730
                                                                ====================   ====================

Units sold                                                                     3,573                 22,974
Units redeemed                                                               (86,139)                (8,985)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (82,566)                13,989
Units outstanding, beginning                                                  96,521                 82,532
                                                                --------------------   --------------------
Units outstanding, ending                                                     13,955                 96,521
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            392,547
Cost of units redeemed/account charges                                                             (440,538)
Net investment income (loss)                                                                         (9,632)
Net realized gain (loss)                                                                              2,937
Realized gain distributions                                                                          78,171
Net change in unrealized appreciation (depreciation)                                                 (3,713)
                                                                                       --------------------
Net assets                                                                             $             19,772
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                14   $            20              1.25%             -3.5%
12/31/2014                        1.47                97               142              1.25%              3.8%
12/31/2013                        1.41                83               117              1.25%             30.0%
12/31/2012                        1.09               115               126              1.25%             10.4%
12/31/2011                        0.99               162               160              1.25%             -3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              1.00%             -3.3%
12/31/2014                        1.50                 0                 0              1.00%              4.1%
12/31/2013                        1.44                 0                 0              1.00%             30.3%
12/31/2012                        1.11                 0                 0              1.00%             10.7%
12/31/2011                        1.00                 0                 0              1.00%             -3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.75%             -3.0%
12/31/2014                        1.53                 0                 0              0.75%              4.3%
12/31/2013                        1.47                 0                 0              0.75%             30.6%
12/31/2012                        1.12                 0                 0              0.75%             11.0%
12/31/2011                        1.01                 0                 0              0.75%             -3.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.50%             -2.8%
12/31/2014                        1.56                 0                 0              0.50%              4.6%
12/31/2013                        1.49                 0                 0              0.50%             31.0%
12/31/2012                        1.14                 0                 0              0.50%             11.3%
12/31/2011                        1.02                 0                 0              0.50%             -2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -2.5%
12/31/2014                        1.59                 0                 0              0.25%              4.9%
12/31/2013                        1.52                 0                 0              0.25%             31.3%
12/31/2012                        1.16                 0                 0              0.25%             11.5%
12/31/2011                        1.04                 0                 0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%             -2.3%
12/31/2014                        1.63                 0                 0              0.00%              5.1%
12/31/2013                        1.55                 0                 0              0.00%             31.6%
12/31/2012                        1.18                 0                 0              0.00%             11.8%
12/31/2011                        1.05                 0                 0              0.00%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND A CLASS - 670690718

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,133,147   $     4,586,670           113,368
                                                                         ===============   ===============
Receivables: investments sold                                   52,422
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,185,569
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,185,569         2,384,566   $          1.76
Band 100                                                             0                 0              1.80
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.92
Band 0                                                               0                 0              1.97
                                                       ---------------   ---------------
 Total                                                 $     4,185,569         2,384,566
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (34,815)
                                                                                           ---------------
Net investment income (loss)                                                                       (34,815)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (97,173)
Realized gain distributions                                                                        290,522
Net change in unrealized appreciation (depreciation)                                              (351,318)
                                                                                           ---------------
Net gain (loss)                                                                                   (157,969)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (192,784)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (34,815)  $            (19,982)
Net realized gain (loss)                                                     (97,173)                36,899
Realized gain distributions                                                  290,522                226,126
Net change in unrealized appreciation (depreciation)                        (351,318)              (109,864)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (192,784)               133,179
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,390,271              2,949,379
Cost of units redeemed                                                    (2,370,300)            (1,792,406)
Account charges                                                               (9,550)               (18,302)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,010,421              1,138,671
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,817,637              1,271,850
Net assets, beginning                                                      1,367,932                 96,082
                                                                --------------------   --------------------
Net assets, ending                                              $          4,185,569   $          1,367,932
                                                                ====================   ====================

Units sold                                                                 3,337,153              1,815,632
Units redeemed                                                            (1,714,649)            (1,110,829)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,622,504                704,803
Units outstanding, beginning                                                 762,062                 57,259
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,384,566                762,062
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         12,071,900
Cost of units redeemed/account charges                                                           (7,998,408)
Net investment income (loss)                                                                        (90,232)
Net realized gain (loss)                                                                             35,254
Realized gain distributions                                                                         620,578
Net change in unrealized appreciation (depreciation)                                               (453,523)
                                                                                       --------------------
Net assets                                                                             $          4,185,569
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76             2,385   $         4,186              1.25%             -2.2%
12/31/2014                        1.80               762             1,368              1.25%              7.0%
12/31/2013                        1.68                57                96              1.25%             34.8%
12/31/2012                        1.24               345               430              1.25%             13.4%
12/31/2011                        1.10               325               357              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              1.00%             -2.0%
12/31/2014                        1.83                 0                 0              1.00%              7.2%
12/31/2013                        1.71                 0                 0              1.00%             35.2%
12/31/2012                        1.26                 0                 0              1.00%             13.7%
12/31/2011                        1.11                 0                 0              1.00%             -3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -1.7%
12/31/2014                        1.87                 0                 0              0.75%              7.5%
12/31/2013                        1.74                 0                 0              0.75%             35.5%
12/31/2012                        1.28                 0                 0              0.75%             14.0%
12/31/2011                        1.13                 0                 0              0.75%             -3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%             -1.5%
12/31/2014                        1.91                 0                 0              0.50%              7.8%
12/31/2013                        1.77                 0                 0              0.50%             35.8%
12/31/2012                        1.30                 0                 0              0.50%             14.3%
12/31/2011                        1.14                 0                 0              0.50%             -3.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.25%             -1.2%
12/31/2014                        1.95                 0                 0              0.25%              8.0%
12/31/2013                        1.80                 0                 0              0.25%             36.2%
12/31/2012                        1.32                 0                 0              0.25%             14.5%
12/31/2011                        1.16                 0                 0              0.25%             -3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.00%             -1.0%
12/31/2014                        1.99                 0                 0              0.00%              8.3%
12/31/2013                        1.84                 0                 0              0.00%             36.5%
12/31/2012                        1.34                 0                 0              0.00%             14.8%
12/31/2011                        1.17                 0                 0              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN SMALL CAP VALUE FUND A CLASS - 670678309

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        90,524   $        71,459             4,763
                                                                         ===============   ===============
Receivables: investments sold                                      652
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        91,176
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        91,176            58,307   $          1.56
Band 100                                                             0                 0              1.60
Band 75                                                              0                 0              1.64
Band 50                                                              0                 0              1.68
Band 25                                                              0                 0              1.71
Band 0                                                               0                 0              1.75
                                                       ---------------   ---------------
 Total                                                 $        91,176            58,307
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            43
Mortality & expense charges                                                                           (887)
                                                                                           ---------------
Net investment income (loss)                                                                          (844)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,253
Realized gain distributions                                                                          1,051
Net change in unrealized appreciation (depreciation)                                                (3,479)
                                                                                           ---------------
Net gain (loss)                                                                                      1,825
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           981
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (844)  $               (531)
Net realized gain (loss)                                                       4,253                  4,698
Realized gain distributions                                                    1,051                      0
Net change in unrealized appreciation (depreciation)                          (3,479)                (1,954)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                981                  2,213
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,029                 12,373
Cost of units redeemed                                                        (8,836)               (10,545)
Account charges                                                                  (41)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                           22,152                  1,783
                                                                --------------------   --------------------
Net increase (decrease)                                                       23,133                  3,996
Net assets, beginning                                                         68,043                 64,047
                                                                --------------------   --------------------
Net assets, ending                                              $             91,176   $             68,043
                                                                ====================   ====================

Units sold                                                                    19,679                  8,451
Units redeemed                                                                (5,516)                (7,336)
                                                                --------------------   --------------------
Net increase (decrease)                                                       14,163                  1,115
Units outstanding, beginning                                                  44,144                 43,029
                                                                --------------------   --------------------
Units outstanding, ending                                                     58,307                 44,144
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            154,870
Cost of units redeemed/account charges                                                              (96,695)
Net investment income (loss)                                                                         (3,720)
Net realized gain (loss)                                                                             16,592
Realized gain distributions                                                                           1,064
Net change in unrealized appreciation (depreciation)                                                 19,065
                                                                                       --------------------
Net assets                                                                             $             91,176
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                58   $            91              1.25%              1.4%
12/31/2014                        1.54                44                68              1.25%              3.6%
12/31/2013                        1.49                43                64              1.25%             37.0%
12/31/2012                        1.09                50                55              1.25%             12.7%
12/31/2011                        0.96                48                46              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              1.00%              1.7%
12/31/2014                        1.57                 0                 0              1.00%              3.8%
12/31/2013                        1.52                 0                 0              1.00%             37.3%
12/31/2012                        1.10                 0                 0              1.00%             13.0%
12/31/2011                        0.98                 0                 0              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.75%              2.0%
12/31/2014                        1.61                 0                 0              0.75%              4.1%
12/31/2013                        1.54                 0                 0              0.75%             37.6%
12/31/2012                        1.12                 0                 0              0.75%             13.3%
12/31/2011                        0.99                 0                 0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.50%              2.2%
12/31/2014                        1.64                 0                 0              0.50%              4.3%
12/31/2013                        1.57                 0                 0              0.50%             38.0%
12/31/2012                        1.14                 0                 0              0.50%             13.6%
12/31/2011                        1.00                 0                 0              0.50%             -0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.25%              2.5%
12/31/2014                        1.67                 0                 0              0.25%              4.6%
12/31/2013                        1.60                 0                 0              0.25%             38.3%
12/31/2012                        1.16                 0                 0              0.25%             13.9%
12/31/2011                        1.02                 0                 0              0.25%             -0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.00%              2.7%
12/31/2014                        1.71                 0                 0              0.00%              4.9%
12/31/2013                        1.63                 0                 0              0.00%             38.7%
12/31/2012                        1.17                 0                 0              0.00%             14.2%
12/31/2011                        1.03                 0                 0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.4%
                2013               0.3%
                2012               0.4%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          NUVEEN MID CAP GROWTH OPPORTUNITIES FUND R3 CLASS - 670690742

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,647,867   $     1,817,604            48,053
                                                                         ===============   ===============
Receivables: investments sold                                   34,001
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,681,868
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,395,058           813,436   $          1.72
Band 100                                                             0                 0              1.75
Band 75                                                              0                 0              1.80
Band 50                                                              0                 0              1.84
Band 25                                                              0                 0              1.88
Band 0                                                         286,810           149,082              1.92
                                                       ---------------   ---------------
 Total                                                 $     1,681,868           962,518
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (15,920)
                                                                                           ---------------
Net investment income (loss)                                                                       (15,920)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (93,402)
Realized gain distributions                                                                        141,619
Net change in unrealized appreciation (depreciation)                                               (36,107)
                                                                                           ---------------
Net gain (loss)                                                                                     12,110
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,810)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (15,920)  $            (12,047)
Net realized gain (loss)                                                     (93,402)                 1,312
Realized gain distributions                                                  141,619                323,321
Net change in unrealized appreciation (depreciation)                         (36,107)              (133,330)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,810)               179,256
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,578,949              3,030,914
Cost of units redeemed                                                    (2,771,662)            (1,392,069)
Account charges                                                               (6,913)                (7,925)
                                                                --------------------   --------------------
Increase (decrease)                                                         (199,626)             1,630,920
                                                                --------------------   --------------------
Net increase (decrease)                                                     (203,436)             1,810,176
Net assets, beginning                                                      1,885,304                 75,128
                                                                --------------------   --------------------
Net assets, ending                                              $          1,681,868   $          1,885,304
                                                                ====================   ====================

Units sold                                                                 1,855,344              1,902,866
Units redeemed                                                            (1,908,743)              (932,537)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (53,399)               970,329
Units outstanding, beginning                                               1,015,917                 45,588
                                                                --------------------   --------------------
Units outstanding, ending                                                    962,518              1,015,917
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,736,208
Cost of units redeemed/account charges                                                           (4,257,325)
Net investment income (loss)                                                                        (29,626)
Net realized gain (loss)                                                                            (80,917)
Realized gain distributions                                                                         483,265
Net change in unrealized appreciation (depreciation)                                               (169,737)
                                                                                       --------------------
Net assets                                                                             $          1,681,868
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72               813   $         1,395              1.25%             -2.5%
12/31/2014                        1.76               494               869              1.25%              6.7%
12/31/2013                        1.65                46                75              1.25%             34.5%
12/31/2012                        1.23                43                53              1.25%             13.1%
12/31/2011                        1.08                36                39              1.25%             -4.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              1.00%             -2.2%
12/31/2014                        1.79                 0                 0              1.00%              7.0%
12/31/2013                        1.68                 0                 0              1.00%             34.8%
12/31/2012                        1.24                 0                 0              1.00%             13.4%
12/31/2011                        1.10                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.75%             -2.0%
12/31/2014                        1.83                 0                 0              0.75%              7.2%
12/31/2013                        1.71                 0                 0              0.75%             35.2%
12/31/2012                        1.26                 0                 0              0.75%             13.7%
12/31/2011                        1.11                 0                 0              0.75%             -3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.50%             -1.7%
12/31/2014                        1.87                 0                 0              0.50%              7.5%
12/31/2013                        1.74                 0                 0              0.50%             35.5%
12/31/2012                        1.28                 0                 0              0.50%             14.0%
12/31/2011                        1.13                 0                 0              0.50%             -3.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             -1.5%
12/31/2014                        1.91                 0                 0              0.25%              7.8%
12/31/2013                        1.77                 0                 0              0.25%             35.8%
12/31/2012                        1.30                 0                 0              0.25%             14.3%
12/31/2011                        1.14                 0                 0              0.25%             -3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92               149   $           287              0.00%             -1.2%
12/31/2014                        1.95               522             1,016              0.00%              8.0%
12/31/2013                        1.80                 0                 0              0.00%             36.2%
12/31/2012                        1.32                 0                 0              0.00%             14.5%
12/31/2011                        1.16                 0                 0              0.00%             -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                NUVEEN SMALL CAP VALUE FUND R3 CLASS - 670690825

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       473,966   $       419,855            25,275
                                                                         ===============   ===============
Receivables: investments sold                                      197
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       474,163
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       421,137           275,208   $          1.53
Band 100                                                             0                 0              1.57
Band 75                                                              0                 0              1.60
Band 50                                                         53,026            32,344              1.64
Band 25                                                              0                 0              1.68
Band 0                                                               0                 0              1.72
                                                       ---------------   ---------------
 Total                                                 $       474,163           307,552
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (5,785)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,785)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            59,649
Realized gain distributions                                                                          7,332
Net change in unrealized appreciation (depreciation)                                               (61,609)
                                                                                           ---------------
Net gain (loss)                                                                                      5,372
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (413)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,785)  $             (5,029)
Net realized gain (loss)                                                      59,649                 22,933
Realized gain distributions                                                    7,332                      0
Net change in unrealized appreciation (depreciation)                         (61,609)                (1,834)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (413)                16,070
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     207,975                 43,469
Cost of units redeemed                                                      (210,809)               (66,287)
Account charges                                                                 (397)                  (872)
                                                                --------------------   --------------------
Increase (decrease)                                                           (3,231)               (23,690)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (3,644)                (7,620)
Net assets, beginning                                                        477,807                485,427
                                                                --------------------   --------------------
Net assets, ending                                              $            474,163   $            477,807
                                                                ====================   ====================

Units sold                                                                   132,108                 47,690
Units redeemed                                                              (139,309)               (63,661)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,201)               (15,971)
Units outstanding, beginning                                                 314,753                330,724
                                                                --------------------   --------------------
Units outstanding, ending                                                    307,552                314,753
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,020,864
Cost of units redeemed/account charges                                                             (705,177)
Net investment income (loss)                                                                        (15,835)
Net realized gain (loss)                                                                            112,868
Realized gain distributions                                                                           7,332
Net change in unrealized appreciation (depreciation)                                                 54,111
                                                                                       --------------------
Net assets                                                                             $            474,163
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53               275   $           421              1.25%              1.2%
12/31/2014                        1.51               296               448              1.25%              3.3%
12/31/2013                        1.46               317               464              1.25%             36.6%
12/31/2012                        1.07               265               284              1.25%             12.5%
12/31/2011                        0.95                14                13              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              1.00%              1.4%
12/31/2014                        1.54                 0                 0              1.00%              3.5%
12/31/2013                        1.49                 0                 0              1.00%             37.0%
12/31/2012                        1.09                 0                 0              1.00%             12.8%
12/31/2011                        0.97                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.75%              1.7%
12/31/2014                        1.58                 0                 0              0.75%              3.8%
12/31/2013                        1.52                 0                 0              0.75%             37.3%
12/31/2012                        1.11                 0                 0              0.75%             13.1%
12/31/2011                        0.98                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                32   $            53              0.50%              1.9%
12/31/2014                        1.61                19                30              0.50%              4.1%
12/31/2013                        1.55                14                21              0.50%             37.6%
12/31/2012                        1.12                18                21              0.50%             13.4%
12/31/2011                        0.99                18                18              0.50%             -0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%              2.2%
12/31/2014                        1.64                 0                 0              0.25%              4.3%
12/31/2013                        1.57                 0                 0              0.25%             38.0%
12/31/2012                        1.14                 0                 0              0.25%             13.7%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.00%              2.5%
12/31/2014                        1.68                 0                 0              0.00%              4.6%
12/31/2013                        1.60                 0                 0              0.00%             38.3%
12/31/2012                        1.16                 0                 0              0.00%             13.9%
12/31/2011                        1.02                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.1%
                2013               0.1%
                2012               0.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 NUVEEN MID CAP INDEX FUND R3 CLASS - 670690601

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,297,603   $     7,420,258           456,286
                                                                         ===============   ===============
Receivables: investments sold                                   12,100
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,309,703
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,014,133         4,529,847   $          1.55
Band 100                                                         5,886             3,725              1.58
Band 75                                                              0                 0              1.61
Band 50                                                         15,104             9,177              1.65
Band 25                                                              0                 0              1.68
Band 0                                                         274,580           160,187              1.71
                                                       ---------------   ---------------
 Total                                                 $     7,309,703         4,702,936
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        35,243
Mortality & expense charges                                                                        (91,848)
                                                                                           ---------------
Net investment income (loss)                                                                       (56,605)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           345,463
Realized gain distributions                                                                        491,687
Net change in unrealized appreciation (depreciation)                                            (1,137,445)
                                                                                           ---------------
Net gain (loss)                                                                                   (300,295)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (356,900)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (56,605)  $            (38,324)
Net realized gain (loss)                                                     345,463                248,612
Realized gain distributions                                                  491,687                328,704
Net change in unrealized appreciation (depreciation)                      (1,137,445)               (51,232)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (356,900)               487,760
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,184,535              1,750,308
Cost of units redeemed                                                    (3,654,205)            (1,958,303)
Account charges                                                               (6,662)                (6,724)
                                                                --------------------   --------------------
Increase (decrease)                                                          523,668               (214,719)
                                                                --------------------   --------------------
Net increase (decrease)                                                      166,768                273,041
Net assets, beginning                                                      7,142,935              6,869,894
                                                                --------------------   --------------------
Net assets, ending                                              $          7,309,703   $          7,142,935
                                                                ====================   ====================

Units sold                                                                 2,981,596              1,146,025
Units redeemed                                                            (2,686,616)            (1,292,050)
                                                                --------------------   --------------------
Net increase (decrease)                                                      294,980               (146,025)
Units outstanding, beginning                                               4,407,956              4,553,981
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,702,936              4,407,956
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         16,020,087
Cost of units redeemed/account charges                                                          (10,653,707)
Net investment income (loss)                                                                       (171,053)
Net realized gain (loss)                                                                            990,176
Realized gain distributions                                                                       1,246,855
Net change in unrealized appreciation (depreciation)                                               (122,655)
                                                                                       --------------------
Net assets                                                                             $          7,309,703
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55             4,530   $         7,014              1.25%             -4.2%
12/31/2014                        1.62             4,271             6,901              1.25%              7.3%
12/31/2013                        1.51             4,431             6,671              1.25%             30.6%
12/31/2012                        1.15             2,743             3,163              1.25%             15.5%
12/31/2011                        1.00             1,715             1,711              1.25%             -3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 4   $             6              1.00%             -3.9%
12/31/2014                        1.64                 3                 5              1.00%              7.6%
12/31/2013                        1.53                 3                 4              1.00%             30.9%
12/31/2012                        1.17                 2                 3              1.00%             15.8%
12/31/2011                        1.01                 1                 1              1.00%             -3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%             -3.7%
12/31/2014                        1.67                 0                 0              0.75%              7.9%
12/31/2013                        1.55                 0                 0              0.75%             31.2%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.02                 0                 0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 9   $            15              0.50%             -3.5%
12/31/2014                        1.70                 4                 7              0.50%              8.1%
12/31/2013                        1.58                 1                 1              0.50%             31.6%
12/31/2012                        1.20                 1                 1              0.50%             16.4%
12/31/2011                        1.03                 1                 1              0.50%             -2.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%             -3.2%
12/31/2014                        1.74                 0                 0              0.25%              8.4%
12/31/2013                        1.60                 0                 0              0.25%             31.9%
12/31/2012                        1.21                 0                 0              0.25%             16.7%
12/31/2011                        1.04                 0                 0              0.25%             -2.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71               160   $           275              0.00%             -3.0%
12/31/2014                        1.77               131               231              0.00%              8.7%
12/31/2013                        1.63               119               194              0.00%             32.2%
12/31/2012                        1.23                14                17              0.00%             17.0%
12/31/2011                        1.05                12                12              0.00%             -2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.6%
                2013               0.5%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             NUVEEN STRATEGY GROWTH ALLOCATION R3 CLASS - 67074V762

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       281,716   $       292,110            25,137
                                                                         ===============   ===============
Receivables: investments sold                                      576
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       282,292
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       152,181           115,000   $          1.32
Band 100                                                             0                 0              1.35
Band 75                                                              0                 0              1.39
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.45
Band 0                                                         130,111            87,651              1.48
                                                       ---------------   ---------------
 Total                                                 $       282,292           202,651
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,313
Mortality & expense charges                                                                         (1,844)
                                                                                           ---------------
Net investment income (loss)                                                                         2,469
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,201
Realized gain distributions                                                                          7,556
Net change in unrealized appreciation (depreciation)                                               (17,245)
                                                                                           ---------------
Net gain (loss)                                                                                     (8,488)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (6,019)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,469   $              6,533
Net realized gain (loss)                                                       1,201                  4,389
Realized gain distributions                                                    7,556                 15,599
Net change in unrealized appreciation (depreciation)                         (17,245)               (15,970)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (6,019)                10,551
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      34,375                 33,643
Cost of units redeemed                                                       (17,923)               (32,522)
Account charges                                                                 (100)                  (155)
                                                                --------------------   --------------------
Increase (decrease)                                                           16,352                    966
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,333                 11,517
Net assets, beginning                                                        271,959                260,442
                                                                --------------------   --------------------
Net assets, ending                                              $            282,292   $            271,959
                                                                ====================   ====================

Units sold                                                                    25,046                 24,557
Units redeemed                                                               (13,223)               (23,113)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,823                  1,444
Units outstanding, beginning                                                 190,828                189,384
                                                                --------------------   --------------------
Units outstanding, ending                                                    202,651                190,828
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,169,827
Cost of units redeemed/account charges                                                           (2,026,171)
Net investment income (loss)                                                                         29,218
Net realized gain (loss)                                                                             51,705
Realized gain distributions                                                                          68,107
Net change in unrealized appreciation (depreciation)                                                (10,394)
                                                                                       --------------------
Net assets                                                                             $            282,292
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32               115   $           152              1.25%             -2.8%
12/31/2014                        1.36               108               147              1.25%              3.7%
12/31/2013                        1.31                93               122              1.25%             17.5%
12/31/2012                        1.12               715               799              1.25%             11.3%
12/31/2011                        1.00               828               830              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              1.00%             -2.6%
12/31/2014                        1.39                 0                 0              1.00%              4.0%
12/31/2013                        1.34                 0                 0              1.00%             17.8%
12/31/2012                        1.13                 0                 0              1.00%             11.6%
12/31/2011                        1.02                 0                 0              1.00%             -3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.75%             -2.3%
12/31/2014                        1.42                 0                 0              0.75%              4.3%
12/31/2013                        1.36                 0                 0              0.75%             18.1%
12/31/2012                        1.15                 0                 0              0.75%             11.9%
12/31/2011                        1.03                 0                 0              0.75%             -3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%             -2.1%
12/31/2014                        1.45                 0                 0              0.50%              4.5%
12/31/2013                        1.39                 0                 0              0.50%             18.4%
12/31/2012                        1.17                 0                 0              0.50%             12.1%
12/31/2011                        1.04                 0                 0              0.50%             -3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -1.8%
12/31/2014                        1.48                 0                 0              0.25%              4.8%
12/31/2013                        1.41                 0                 0              0.25%             18.7%
12/31/2012                        1.19                 0                 0              0.25%             12.4%
12/31/2011                        1.06                 0                 0              0.25%             -3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                88   $           130              0.00%             -1.6%
12/31/2014                        1.51                83               125              0.00%              5.0%
12/31/2013                        1.44                96               138              0.00%             19.0%
12/31/2012                        1.21                89               108              0.00%             12.7%
12/31/2011                        1.07                83                88              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               3.1%
                2013               1.2%
                2012               2.3%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              NUVEEN STRATEGY GROWTH ALLOCATION A CLASS - 67074V812

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,277,150   $     1,244,567           112,225
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (20)
                                                       ---------------
Net assets                                             $     1,277,130
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        30,944            22,847   $          1.35
Band 100                                                             0                 0              1.39
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.48
Band 0                                                       1,246,186           820,241              1.52
                                                       ---------------   ---------------
 Total                                                 $     1,277,130           843,088
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        22,883
Mortality & expense charges                                                                           (401)
                                                                                           ---------------
Net investment income (loss)                                                                        22,482
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,300
Realized gain distributions                                                                         33,855
Net change in unrealized appreciation (depreciation)                                               (80,115)
                                                                                           ---------------
Net gain (loss)                                                                                    (38,960)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,478)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             22,482   $             43,429
Net realized gain (loss)                                                       7,300                 15,721
Realized gain distributions                                                   33,855                 77,990
Net change in unrealized appreciation (depreciation)                         (80,115)               (68,096)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,478)                69,044
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      26,207                 50,258
Cost of units redeemed                                                       (58,413)              (101,094)
Account charges                                                                 (421)                  (396)
                                                                --------------------   --------------------
Increase (decrease)                                                          (32,627)               (51,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (49,105)                17,812
Net assets, beginning                                                      1,326,235              1,308,423
                                                                --------------------   --------------------
Net assets, ending                                              $          1,277,130   $          1,326,235
                                                                ====================   ====================

Units sold                                                                    17,436                 35,220
Units redeemed                                                               (37,979)               (67,792)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,543)               (32,572)
Units outstanding, beginning                                                 863,631                896,203
                                                                --------------------   --------------------
Units outstanding, ending                                                    843,088                863,631
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,431,677
Cost of units redeemed/account charges                                                           (1,592,772)
Net investment income (loss)                                                                        171,108
Net realized gain (loss)                                                                             36,163
Realized gain distributions                                                                         198,371
Net change in unrealized appreciation (depreciation)                                                 32,583
                                                                                       --------------------
Net assets                                                                             $          1,277,130
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                23   $            31              1.25%             -2.5%
12/31/2014                        1.39                20                28              1.25%              4.0%
12/31/2013                        1.34                14                19              1.25%             17.9%
12/31/2012                        1.13                 1                 1              1.25%             11.6%
12/31/2011                        1.02                 0                 0              1.25%             -4.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.00%             -2.3%
12/31/2014                        1.42                 0                 0              1.00%              4.2%
12/31/2013                        1.36                 0                 0              1.00%             18.2%
12/31/2012                        1.15                 0                 0              1.00%             11.8%
12/31/2011                        1.03                 0                 0              1.00%             -3.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -2.0%
12/31/2014                        1.45                 0                 0              0.75%              4.5%
12/31/2013                        1.39                 0                 0              0.75%             18.5%
12/31/2012                        1.17                 0                 0              0.75%             12.1%
12/31/2011                        1.04                 0                 0              0.75%             -3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%             -1.8%
12/31/2014                        1.48                 0                 0              0.50%              4.8%
12/31/2013                        1.41                 0                 0              0.50%             18.8%
12/31/2012                        1.19                 0                 0              0.50%             12.4%
12/31/2011                        1.06                 0                 0              0.50%             -3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -1.5%
12/31/2014                        1.51                 0                 0              0.25%              5.0%
12/31/2013                        1.44                 0                 0              0.25%             19.1%
12/31/2012                        1.21                 0                 0              0.25%             12.7%
12/31/2011                        1.07                 0                 0              0.25%             -3.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52               820   $         1,246              0.00%             -1.3%
12/31/2014                        1.54               843             1,298              0.00%              5.3%
12/31/2013                        1.46               882             1,289              0.00%             19.4%
12/31/2012                        1.22               902             1,104              0.00%             13.0%
12/31/2011                        1.08               915               991              0.00%             -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               3.3%
                2013               3.1%
                2012               2.7%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         OAKMARK EQUITY AND INCOME FUND I CLASS - 413838400 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.35
Band 100                                                             0                 0              1.38
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.46
Band 0                                                               0                 0              1.49
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              1.25%             -5.8%
12/31/2014                        1.44                 0                 0              1.25%              5.6%
12/31/2013                        1.36                 0                 0              1.25%             22.7%
12/31/2012                        1.11                 0                 0              1.25%              7.7%
12/31/2011                        1.03                 0                 0              1.25%             -0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              1.00%             -5.5%
12/31/2014                        1.46                 0                 0              1.00%              5.9%
12/31/2013                        1.38                 0                 0              1.00%             23.0%
12/31/2012                        1.12                 0                 0              1.00%              8.0%
12/31/2011                        1.04                 0                 0              1.00%             -0.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -5.3%
12/31/2014                        1.49                 0                 0              0.75%              6.1%
12/31/2013                        1.40                 0                 0              0.75%             23.3%
12/31/2012                        1.14                 0                 0              0.75%              8.2%
12/31/2011                        1.05                 0                 0              0.75%             -0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -5.1%
12/31/2014                        1.51                 0                 0              0.50%              6.4%
12/31/2013                        1.42                 0                 0              0.50%             23.6%
12/31/2012                        1.15                 0                 0              0.50%              8.5%
12/31/2011                        1.06                 0                 0              0.50%              0.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%             -4.8%
12/31/2014                        1.54                 0                 0              0.25%              6.7%
12/31/2013                        1.44                 0                 0              0.25%             23.9%
12/31/2012                        1.16                 0                 0              0.25%              8.8%
12/31/2011                        1.07                 0                 0              0.25%              0.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.00%             -4.6%
12/31/2014                        1.56                 0                 0              0.00%              6.9%
12/31/2013                        1.46                 0                 0              0.00%             24.2%
12/31/2012                        1.18                 0                 0              0.00%              9.1%
12/31/2011                        1.08                 0                 0              0.00%              0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA ASSET DIRECTOR PORTFOLIO ADVISOR CLASS - 682444401

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,187,465   $    22,468,451         1,186,813
                                                                         ===============   ===============
Receivables: investments sold                                    1,904
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    21,189,369
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,376,886         6,987,731   $          2.20
Band 100                                                     3,175,249         1,399,394              2.27
Band 75                                                              0                 0              2.34
Band 50                                                      2,215,417           918,366              2.41
Band 25                                                              0                 0              2.49
Band 0                                                         421,817           163,446              2.58
                                                       ---------------   ---------------
 Total                                                 $    21,189,369         9,468,937
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       338,769
Mortality & expense charges                                                                       (256,799)
                                                                                           ---------------
Net investment income (loss)                                                                        81,970
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,369,472
Realized gain distributions                                                                        975,674
Net change in unrealized appreciation (depreciation)                                            (3,347,915)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,002,769)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (920,799)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             81,970   $            109,004
Net realized gain (loss)                                                   1,369,472                817,919
Realized gain distributions                                                  975,674              2,541,831
Net change in unrealized appreciation (depreciation)                      (3,347,915)            (1,588,623)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (920,799)             1,880,131
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,221,097              5,920,246
Cost of units redeemed                                                    (9,975,037)            (6,937,688)
Account charges                                                              (11,112)               (14,113)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,765,052)            (1,031,555)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,685,851)               848,576
Net assets, beginning                                                     26,875,220             26,026,644
                                                                --------------------   --------------------
Net assets, ending                                              $         21,189,369   $         26,875,220
                                                                ====================   ====================

Units sold                                                                 3,482,127              3,448,709
Units redeemed                                                            (5,503,844)            (3,931,721)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,021,717)              (483,012)
Units outstanding, beginning                                              11,490,654             11,973,666
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,468,937             11,490,654
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         78,312,034
Cost of units redeemed/account charges                                                          (65,212,525)
Net investment income (loss)                                                                      1,326,913
Net realized gain (loss)                                                                          2,636,541
Realized gain distributions                                                                       5,407,392
Net change in unrealized appreciation (depreciation)                                             (1,280,986)
                                                                                       --------------------
Net assets                                                                             $         21,189,369
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.20             6,988   $        15,377              1.25%             -4.3%
12/31/2014                        2.30             8,888            20,426              1.25%              7.2%
12/31/2013                        2.14            10,368            22,234              1.25%             16.5%
12/31/2012                        1.84            10,804            19,895              1.25%              8.7%
12/31/2011                        1.69            10,146            17,196              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27             1,399   $         3,175              1.00%             -4.0%
12/31/2014                        2.36             1,076             2,543              1.00%              7.4%
12/31/2013                        2.20                32                70              1.00%             16.7%
12/31/2012                        1.88                24                46              1.00%              8.9%
12/31/2011                        1.73                18                31              1.00%             -0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.34                 0   $             0              0.75%             -3.8%
12/31/2014                        2.43                 0                 0              0.75%              7.7%
12/31/2013                        2.26                 0                 0              0.75%             17.0%
12/31/2012                        1.93                 0                 0              0.75%              9.2%
12/31/2011                        1.77                 0                 0              0.75%             -0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.41               918   $         2,215              0.50%             -3.5%
12/31/2014                        2.50               989             2,474              0.50%              8.0%
12/31/2013                        2.32             1,007             2,333              0.50%             17.3%
12/31/2012                        1.97             1,081             2,134              0.50%              9.5%
12/31/2011                        1.80             1,161             2,094              0.50%              0.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.49                 0   $             0              0.25%             -3.3%
12/31/2014                        2.57                 0                 0              0.25%              8.2%
12/31/2013                        2.38                 0                 0              0.25%             17.6%
12/31/2012                        2.02                 0                 0              0.25%              9.8%
12/31/2011                        1.84                 0                 0              0.25%              0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.58               163   $           422              0.00%             -3.0%
12/31/2014                        2.66               538             1,433              0.00%              8.5%
12/31/2013                        2.45               566             1,390              0.00%             17.9%
12/31/2012                        2.08               619             1,287              0.00%             10.0%
12/31/2011                        1.89               465               879              0.00%              0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.5%
                2013               1.6%
                2012               2.1%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             ONEAMERICA ASSET DIRECTOR PORTFOLIO O CLASS - 682444872

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    69,087,066   $    70,612,886         3,842,278
                                                                         ===============   ===============
Receivables: investments sold                                   20,152
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    69,107,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    64,433,434        10,526,062   $          6.12
Band 100                                                             0                 0              6.31
Band 75                                                              0                 0              6.51
Band 50                                                              0                 0              6.71
Band 25                                                              0                 0              6.92
Band 0                                                       4,673,784         1,843,235              2.54
                                                       ---------------   ---------------
 Total                                                 $    69,107,218        12,369,297
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,319,465
Mortality & expense charges                                                                       (881,392)
                                                                                           ---------------
Net investment income (loss)                                                                       438,073
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           991,555
Realized gain distributions                                                                      3,153,346
Net change in unrealized appreciation (depreciation)                                            (7,528,842)
                                                                                           ---------------
Net gain (loss)                                                                                 (3,383,941)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,945,868)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            438,073   $            490,831
Net realized gain (loss)                                                     991,555              2,724,658
Realized gain distributions                                                3,153,346              7,583,119
Net change in unrealized appreciation (depreciation)                      (7,528,842)            (4,976,698)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,945,868)             5,821,910
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,095,455              7,469,531
Cost of units redeemed                                                   (14,570,698)           (22,637,936)
Account charges                                                              (19,978)               (25,256)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,495,221)           (15,193,661)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (11,441,089)            (9,371,751)
Net assets, beginning                                                     80,548,307             89,920,058
                                                                --------------------   --------------------
Net assets, ending                                              $         69,107,218   $         80,548,307
                                                                ====================   ====================

Units sold                                                                 1,302,874              1,310,529
Units redeemed                                                            (2,735,912)            (3,990,254)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,433,038)            (2,679,725)
Units outstanding, beginning                                              13,802,335             16,482,060
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,369,297             13,802,335
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        285,448,843
Cost of units redeemed/account charges                                                         (280,947,519)
Net investment income (loss)                                                                     21,841,359
Net realized gain (loss)                                                                         15,568,887
Realized gain distributions                                                                      28,721,468
Net change in unrealized appreciation (depreciation)                                             (1,525,820)
                                                                                       --------------------
Net assets                                                                             $         69,107,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.12            10,526   $        64,433              1.25%             -4.0%
12/31/2014                        6.37            11,831            75,407              1.25%              7.5%
12/31/2013                        5.93            14,272            84,625              1.25%             16.8%
12/31/2012                        5.08            17,248            87,554              1.25%              9.0%
12/31/2011                        4.66            17,988            83,787              1.25%             -0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.31                 0   $             0              1.00%             -3.7%
12/31/2014                        6.56                 0                 0              1.00%              7.8%
12/31/2013                        6.08                 0                 0              1.00%             17.1%
12/31/2012                        5.20                 0                 0              1.00%              9.3%
12/31/2011                        4.76                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.51                 0   $             0              0.75%             -3.5%
12/31/2014                        6.74                 0                 0              0.75%              8.0%
12/31/2013                        6.24                 0                 0              0.75%             17.4%
12/31/2012                        5.32                 0                 0              0.75%              9.5%
12/31/2011                        4.85                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.71                 0   $             0              0.50%             -3.2%
12/31/2014                        6.94                 0                 0              0.50%              8.3%
12/31/2013                        6.40                 0                 0              0.50%             17.7%
12/31/2012                        5.44                 0                 0              0.50%              9.8%
12/31/2011                        4.96                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.92                 0   $             0              0.25%             -3.0%
12/31/2014                        7.13                 0                 0              0.25%              8.6%
12/31/2013                        6.57                 0                 0              0.25%             18.0%
12/31/2012                        5.57                 0                 0              0.25%             10.1%
12/31/2011                        5.06                 0                 0              0.25%              0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.54             1,843   $         4,674              0.00%             -2.8%
12/31/2014                        2.61             1,972             5,141              0.00%              8.8%
12/31/2013                        2.40             2,210             5,295              0.00%             18.3%
12/31/2012                        2.03             2,354             4,767              0.00%             10.4%
12/31/2011                        1.84             2,427             4,454              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.7%
                2013               1.7%
                2012               2.3%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
      ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO ADVISOR CLASS - 682444203

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,488,320   $     2,629,613           231,547
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (6,362)
                                                       ---------------
Net assets                                             $     2,481,958
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,148,662           813,642   $          1.41
Band 100                                                       185,264           127,275              1.46
Band 75                                                              0                 0              1.50
Band 50                                                      1,148,032           741,829              1.55
Band 25                                                              0                 0              1.60
Band 0                                                               0                 0              1.66
                                                       ---------------   ---------------
 Total                                                 $     2,481,958         1,682,746
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        59,713
Mortality & expense charges                                                                        (22,643)
                                                                                           ---------------
Net investment income (loss)                                                                        37,070
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (22,803)
Realized gain distributions                                                                         10,819
Net change in unrealized appreciation (depreciation)                                               (47,417)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,401)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,331)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,070   $             39,351
Net realized gain (loss)                                                     (22,803)               (27,446)
Realized gain distributions                                                   10,819                 10,533
Net change in unrealized appreciation (depreciation)                         (47,417)                95,518
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,331)               117,956
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     567,960                381,973
Cost of units redeemed                                                      (758,703)              (796,301)
Account charges                                                                 (529)                  (475)
                                                                --------------------   --------------------
Increase (decrease)                                                         (191,272)              (414,803)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (213,603)              (296,847)
Net assets, beginning                                                      2,695,561              2,992,408
                                                                --------------------   --------------------
Net assets, ending                                              $          2,481,958   $          2,695,561
                                                                ====================   ====================

Units sold                                                                   418,578                402,780
Units redeemed                                                              (550,601)              (704,139)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,023)              (301,359)
Units outstanding, beginning                                               1,814,769              2,116,128
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,682,746              1,814,769
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,015,830
Cost of units redeemed/account charges                                                             (312,166)
Net investment income (loss)                                                                        655,459
Net realized gain (loss)                                                                             42,880
Realized gain distributions                                                                         221,248
Net change in unrealized appreciation (depreciation)                                               (141,293)
                                                                                       --------------------
Net assets                                                                             $          2,481,958
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41               814   $         1,149              1.25%             -1.3%
12/31/2014                        1.43               940             1,345              1.25%              3.9%
12/31/2013                        1.38             1,397             1,924              1.25%             -3.7%
12/31/2012                        1.43             1,678             2,400              1.25%              2.6%
12/31/2011                        1.39             1,768             2,465              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46               127   $           185              1.00%             -1.1%
12/31/2014                        1.47               136               200              1.00%              4.2%
12/31/2013                        1.41                14                19              1.00%             -3.5%
12/31/2012                        1.46                13                19              1.00%              2.8%
12/31/2011                        1.42                12                17              1.00%              6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -0.9%
12/31/2014                        1.51                 0                 0              0.75%              4.4%
12/31/2013                        1.45                 0                 0              0.75%             -3.2%
12/31/2012                        1.50                 0                 0              0.75%              3.1%
12/31/2011                        1.45                 0                 0              0.75%              6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55               742   $         1,148              0.50%             -0.6%
12/31/2014                        1.56               739             1,150              0.50%              4.7%
12/31/2013                        1.49               705             1,049              0.50%             -3.0%
12/31/2012                        1.53               771             1,183              0.50%              3.4%
12/31/2011                        1.48               869             1,289              0.50%              6.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.25%             -0.4%
12/31/2014                        1.60                 0                 0              0.25%              5.0%
12/31/2013                        1.53                 0                 0              0.25%             -2.8%
12/31/2012                        1.57                 0                 0              0.25%              3.6%
12/31/2011                        1.51                 0                 0              0.25%              6.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.00%             -0.1%
12/31/2014                        1.66                 0                 0              0.00%              5.2%
12/31/2013                        1.58                 0                 0              0.00%             -2.5%
12/31/2012                        1.62               220               356              0.00%              3.9%
12/31/2011                        1.56               217               337              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               2.3%
                2013               2.2%
                2012               2.6%
                2011               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         ONEAMERICA INVESTMENT GRADE BOND PORTFOLIO O CLASS - 682444880

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,655,271   $    14,353,238         1,268,578
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (6,637)
                                                       ---------------
Net assets                                             $    13,648,634
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,261,114         3,708,495   $          3.31
Band 100                                                             0                 0              3.41
Band 75                                                              0                 0              3.52
Band 50                                                              0                 0              3.62
Band 25                                                              0                 0              3.74
Band 0                                                       1,387,520           731,789              1.90
                                                       ---------------   ---------------
 Total                                                 $    13,648,634         4,440,284
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       372,271
Mortality & expense charges                                                                       (168,730)
                                                                                           ---------------
Net investment income (loss)                                                                       203,541
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (66,149)
Realized gain distributions                                                                         59,224
Net change in unrealized appreciation (depreciation)                                              (320,946)
                                                                                           ---------------
Net gain (loss)                                                                                   (327,871)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (124,330)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            203,541   $            227,949
Net realized gain (loss)                                                     (66,149)               (73,177)
Realized gain distributions                                                   59,224                 61,079
Net change in unrealized appreciation (depreciation)                        (320,946)               540,213
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (124,330)               756,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,928,821              2,669,499
Cost of units redeemed                                                    (3,896,417)            (6,104,251)
Account charges                                                               (3,797)                (5,208)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,971,393)            (3,439,960)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,095,723)            (2,683,896)
Net assets, beginning                                                     15,744,357             18,428,253
                                                                --------------------   --------------------
Net assets, ending                                              $         13,648,634   $         15,744,357
                                                                ====================   ====================

Units sold                                                                   687,618                927,636
Units redeemed                                                            (1,290,238)            (1,919,554)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (602,620)              (991,918)
Units outstanding, beginning                                               5,042,904              6,034,822
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,440,284              5,042,904
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        246,099,883
Cost of units redeemed/account charges                                                         (246,867,290)
Net investment income (loss)                                                                     12,972,709
Net realized gain (loss)                                                                            748,354
Realized gain distributions                                                                       1,392,945
Net change in unrealized appreciation (depreciation)                                               (697,967)
                                                                                       --------------------
Net assets                                                                             $         13,648,634
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.31             3,708   $        12,261              1.25%             -1.0%
12/31/2014                        3.34             4,281            14,304              1.25%              4.2%
12/31/2013                        3.21             5,385            17,264              1.25%             -3.4%
12/31/2012                        3.32             6,912            22,942              1.25%              2.9%
12/31/2011                        3.23             7,164            23,114              1.25%              6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.41                 0   $             0              1.00%             -0.8%
12/31/2014                        3.44                 0                 0              1.00%              4.5%
12/31/2013                        3.29                 0                 0              1.00%             -3.2%
12/31/2012                        3.40                 0                 0              1.00%              3.1%
12/31/2011                        3.29                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.52                 0   $             0              0.75%             -0.5%
12/31/2014                        3.53                 0                 0              0.75%              4.7%
12/31/2013                        3.37                 0                 0              0.75%             -2.9%
12/31/2012                        3.48                 0                 0              0.75%              3.4%
12/31/2011                        3.36                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.62                 0   $             0              0.50%             -0.3%
12/31/2014                        3.63                 0                 0              0.50%              5.0%
12/31/2013                        3.46                 0                 0              0.50%             -2.7%
12/31/2012                        3.56                 0                 0              0.50%              3.7%
12/31/2011                        3.43                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.74                 0   $             0              0.25%              0.0%
12/31/2014                        3.74                 0                 0              0.25%              5.3%
12/31/2013                        3.55                 0                 0              0.25%             -2.5%
12/31/2012                        3.64                 0                 0              0.25%              3.9%
12/31/2011                        3.50                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90               732   $         1,388              0.00%              0.2%
12/31/2014                        1.89               761             1,441              0.00%              5.5%
12/31/2013                        1.79               650             1,165              0.00%             -2.2%
12/31/2012                        1.83               580             1,064              0.00%              4.2%
12/31/2011                        1.76               338               594              0.00%              7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.5%
                2014               2.5%
                2013               2.5%
                2012               3.0%
                2011               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO O CLASS - 682444500

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       127,638   $       145,234            10,778
                                                                         ===============   ===============
Receivables: investments sold                                       27
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       127,665
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       127,665           101,140   $          1.26
Band 100                                                             0                 0              1.29
Band 75                                                              0                 0              1.33
Band 50                                                              0                 0              1.36
Band 25                                                              0                 0              1.39
Band 0                                                               0                 0              1.43
                                                       ---------------   ---------------
 Total                                                 $       127,665           101,140
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,200
Mortality & expense charges                                                                         (3,692)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,492)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           367,114
Realized gain distributions                                                                          9,960
Net change in unrealized appreciation (depreciation)                                              (358,791)
                                                                                           ---------------
Net gain (loss)                                                                                     18,283
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,791
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,492)  $             (4,114)
Net realized gain (loss)                                                     367,114                 67,560
Realized gain distributions                                                    9,960                      0
Net change in unrealized appreciation (depreciation)                        (358,791)                53,964
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,791                117,410
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     105,507                189,786
Cost of units redeemed                                                    (1,605,349)              (292,643)
Account charges                                                                  (12)                (1,116)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,499,854)              (103,973)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,484,063)                13,437
Net assets, beginning                                                      1,611,728              1,598,291
                                                                --------------------   --------------------
Net assets, ending                                              $            127,665   $          1,611,728
                                                                ====================   ====================

Units sold                                                                    81,282                183,367
Units redeemed                                                            (1,178,165)              (266,147)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,096,883)               (82,780)
Units outstanding, beginning                                               1,198,023              1,280,803
                                                                --------------------   --------------------
Units outstanding, ending                                                    101,140              1,198,023
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,855,274
Cost of units redeemed/account charges                                                           (3,123,197)
Net investment income (loss)                                                                        (12,671)
Net realized gain (loss)                                                                            408,887
Realized gain distributions                                                                          16,968
Net change in unrealized appreciation (depreciation)                                                (17,596)
                                                                                       --------------------
Net assets                                                                             $            127,665
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26               101   $           128              1.25%             -6.2%
12/31/2014                        1.35             1,198             1,612              1.25%              7.8%
12/31/2013                        1.25             1,281             1,598              1.25%             29.8%
12/31/2012                        0.96               451               434              1.25%              9.6%
12/31/2011                        0.88               456               400              1.25%             -4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              1.00%             -5.9%
12/31/2014                        1.38                 0                 0              1.00%              8.1%
12/31/2013                        1.27                 0                 0              1.00%             30.1%
12/31/2012                        0.98                 0                 0              1.00%              9.9%
12/31/2011                        0.89                 0                 0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              0.75%             -5.7%
12/31/2014                        1.41                 0                 0              0.75%              8.3%
12/31/2013                        1.30                 0                 0              0.75%             30.5%
12/31/2012                        0.99                 0                 0              0.75%             10.2%
12/31/2011                        0.90                 0                 0              0.75%             -4.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.50%             -5.5%
12/31/2014                        1.44                 0                 0              0.50%              8.6%
12/31/2013                        1.32                 0                 0              0.50%             30.8%
12/31/2012                        1.01                 0                 0              0.50%             10.4%
12/31/2011                        0.92                 0                 0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.25%             -5.2%
12/31/2014                        1.47                 0                 0              0.25%              8.9%
12/31/2013                        1.35                 0                 0              0.25%             31.1%
12/31/2012                        1.03                 0                 0              0.25%             10.7%
12/31/2011                        0.93                 0                 0              0.25%             -3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.00%             -5.0%
12/31/2014                        1.50                 0                 0              0.00%              9.2%
12/31/2013                        1.37                 0                 0              0.00%             31.4%
12/31/2012                        1.05                 0                 0              0.00%             11.0%
12/31/2011                        0.94                 0                 0              0.00%             -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               1.0%
                2013               1.1%
                2012               1.1%
                2011               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       ONEAMERICA SOCIALLY RESPONSIVE PORTFOLIO ADVISOR CLASS - 682444609

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       936,921   $       822,421            79,142
                                                                         ===============   ===============
Receivables: investments sold                                      280
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       937,201
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       814,898           664,395   $          1.23
Band 100                                                        82,177            65,386              1.26
Band 75                                                              0                 0              1.29
Band 50                                                              0                 0              1.32
Band 25                                                              0                 0              1.35
Band 0                                                          40,126            28,959              1.39
                                                       ---------------   ---------------
 Total                                                 $       937,201           758,740
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,870
Mortality & expense charges                                                                        (11,441)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,571)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,308
Realized gain distributions                                                                         73,692
Net change in unrealized appreciation (depreciation)                                              (165,915)
                                                                                           ---------------
Net gain (loss)                                                                                    (57,915)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (63,486)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,571)  $             (3,737)
Net realized gain (loss)                                                      34,308                 21,292
Realized gain distributions                                                   73,692                      0
Net change in unrealized appreciation (depreciation)                        (165,915)                49,587
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (63,486)                67,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     156,593                217,876
Cost of units redeemed                                                      (114,890)              (115,926)
Account charges                                                                 (386)                  (456)
                                                                --------------------   --------------------
Increase (decrease)                                                           41,317                101,494
                                                                --------------------   --------------------
Net increase (decrease)                                                      (22,169)               168,636
Net assets, beginning                                                        959,370                790,734
                                                                --------------------   --------------------
Net assets, ending                                              $            937,201   $            959,370
                                                                ====================   ====================

Units sold                                                                   119,225                260,771
Units redeemed                                                               (89,227)              (178,893)
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,998                 81,878
Units outstanding, beginning                                                 728,742                646,864
                                                                --------------------   --------------------
Units outstanding, ending                                                    758,740                728,742
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,920,436
Cost of units redeemed/account charges                                                           (1,212,282)
Net investment income (loss)                                                                        (14,230)
Net realized gain (loss)                                                                             52,288
Realized gain distributions                                                                          76,489
Net change in unrealized appreciation (depreciation)                                                114,500
                                                                                       --------------------
Net assets                                                                             $            937,201
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/31/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23               664   $           815              1.25%             -6.5%
12/31/2014                        1.31               681               893              1.25%              7.5%
12/31/2013                        1.22               623               759              1.25%             29.5%
12/31/2012                        0.94               590               556              1.25%              9.3%
12/31/2011                        0.86               571               492              1.25%             -5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                65   $            82              1.00%             -6.2%
12/31/2014                        1.34                28                37              1.00%              7.8%
12/31/2013                        1.24                12                14              1.00%             29.8%
12/31/2012                        0.96                10                 9              1.00%              9.6%
12/31/2011                        0.87                 8                 7              1.00%             -4.7%


                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.75%             -6.0%
12/31/2014                        1.37                 0                 0              0.75%              8.1%
12/31/2013                        1.27                 0                 0              0.75%             30.1%
12/31/2012                        0.97                 0                 0              0.75%              9.8%
12/31/2011                        0.89                 0                 0              0.75%             -4.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.50%             -5.8%
12/31/2014                        1.40                 0                 0              0.50%              8.3%
12/31/2013                        1.29                 0                 0              0.50%             30.5%
12/31/2012                        0.99                 0                 0              0.50%             10.1%
12/31/2011                        0.90                 0                 0              0.50%             -4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.25%             -5.5%
12/31/2014                        1.43                 0                 0              0.25%              8.6%
12/31/2013                        1.32                 0                 0              0.25%             30.8%
12/31/2012                        1.01                 0                 0              0.25%             10.4%
12/31/2011                        0.91                 0                 0              0.25%             -4.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                29   $            40              0.00%             -5.3%
12/31/2014                        1.46                20                29              0.00%              8.9%
12/31/2013                        1.34                13                17              0.00%             31.1%
12/31/2012                        1.02                 2                 2              0.00%             10.7%
12/31/2011                        0.93               171               158              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.8%
                2013               0.5%
                2012               0.8%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              ONEAMERICA VALUE PORTFOLIO ADVISOR CLASS - 682444302

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,494,131   $     5,810,635           248,950
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,775)
                                                       ---------------
Net assets                                             $     5,491,356
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,333,782         1,330,073   $          2.51
Band 100                                                       562,705           217,725              2.58
Band 75                                                              0                 0              2.66
Band 50                                                      1,490,711           542,528              2.75
Band 25                                                              0                 0              2.83
Band 0                                                         104,158            35,432              2.94
                                                       ---------------   ---------------
 Total                                                 $     5,491,356         2,125,758
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        83,834
Mortality & expense charges                                                                        (69,307)
                                                                                           ---------------
Net investment income (loss)                                                                        14,527
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           611,409
Realized gain distributions                                                                        550,438
Net change in unrealized appreciation (depreciation)                                            (1,645,159)
                                                                                           ---------------
Net gain (loss)                                                                                   (483,312)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (468,785)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,527   $             18,606
Net realized gain (loss)                                                     611,409                734,680
Realized gain distributions                                                  550,438              1,109,279
Net change in unrealized appreciation (depreciation)                      (1,645,159)            (1,112,428)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (468,785)               750,137
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     639,513              1,175,924
Cost of units redeemed                                                    (2,724,245)            (2,680,682)
Account charges                                                               (1,353)                (1,317)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,086,085)            (1,506,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,554,870)              (755,938)
Net assets, beginning                                                      8,046,226              8,802,164
                                                                --------------------   --------------------
Net assets, ending                                              $          5,491,356   $          8,046,226
                                                                ====================   ====================

Units sold                                                                   269,028                640,856
Units redeemed                                                            (1,058,503)            (1,229,783)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (789,475)              (588,927)
Units outstanding, beginning                                               2,915,233              3,504,160
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,125,758              2,915,233
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         15,235,395
Cost of units redeemed/account charges                                                          (12,811,078)
Net investment income (loss)                                                                        238,945
Net realized gain (loss)                                                                            371,092
Realized gain distributions                                                                       2,773,506
Net change in unrealized appreciation (depreciation)                                               (316,504)
                                                                                       --------------------
Net assets                                                                             $          5,491,356
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.51             1,330   $         3,334              1.25%             -7.2%
12/31/2014                        2.70             2,061             5,565              1.25%              9.5%
12/31/2013                        2.47             2,661             6,564              1.25%             30.3%
12/31/2012                        1.89             3,085             5,842              1.25%             11.6%
12/31/2011                        1.70             3,114             5,285              1.25%             -3.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.58               218   $           563              1.00%             -7.0%
12/31/2014                        2.78               226               628              1.00%              9.7%
12/31/2013                        2.53               156               396              1.00%             30.6%
12/31/2012                        1.94               147               285              1.00%             11.9%
12/31/2011                        1.73               128               222              1.00%             -3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.66                 0   $             0              0.75%             -6.7%
12/31/2014                        2.86                 0                 0              0.75%             10.0%
12/31/2013                        2.60                 0                 0              0.75%             30.9%
12/31/2012                        1.98                 0                 0              0.75%             12.2%
12/31/2011                        1.77                 0                 0              0.75%             -3.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.75               543   $         1,491              0.50%             -6.5%
12/31/2014                        2.94               593             1,742              0.50%             10.3%
12/31/2013                        2.66               615             1,639              0.50%             31.3%
12/31/2012                        2.03               621             1,260              0.50%             12.4%
12/31/2011                        1.81               673             1,214              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.83                 0   $             0              0.25%             -6.3%
12/31/2014                        3.02                 0                 0              0.25%             10.6%
12/31/2013                        2.73                 0                 0              0.25%             31.6%
12/31/2012                        2.08                 0                 0              0.25%             12.7%
12/31/2011                        1.84                 0                 0              0.25%             -2.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.94                35   $           104              0.00%             -6.0%
12/31/2014                        3.13                36               111              0.00%             10.8%
12/31/2013                        2.82                72               203              0.00%             31.9%
12/31/2012                        2.14               145               310              0.00%             13.0%
12/31/2011                        1.89               157               297              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.3%
                2013               1.3%
                2012               1.7%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 ONEAMERICA VALUE PORTFOLIO O CLASS - 682444708

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    45,111,947   $    47,882,967         2,021,609
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (76,542)
                                                       ---------------
Net assets                                             $    45,035,405
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    41,512,461         5,121,106   $          8.11
Band 100                                                             0                 0              8.36
Band 75                                                              0                 0              8.62
Band 50                                                              0                 0              8.89
Band 25                                                              0                 0              9.16
Band 0                                                               0                 0              2.69
Band S                                                       3,522,944            69,637             50.59
                                                       ---------------   ---------------
 Total                                                 $    45,035,405         5,190,743
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       838,494
Mortality & expense charges                                                                       (621,645)
                                                                                           ---------------
Net investment income (loss)                                                                       216,849
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,187,107
Realized gain distributions                                                                      4,477,647
Net change in unrealized appreciation (depreciation)                                            (9,561,471)
                                                                                           ---------------
Net gain (loss)                                                                                 (3,896,717)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (3,679,868)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            216,849   $            234,730
Net realized gain (loss)                                                   1,187,107              3,113,552
Realized gain distributions                                                4,477,647              7,720,340
Net change in unrealized appreciation (depreciation)                      (9,561,471)            (5,875,753)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (3,679,868)             5,192,869
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,930,386              3,317,768
Cost of units redeemed                                                   (10,294,771)           (16,398,864)
Account charges                                                              (11,726)               (18,690)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,376,111)           (13,099,786)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (12,055,979)            (7,906,917)
Net assets, beginning                                                     57,091,384             64,998,301
                                                                --------------------   --------------------
Net assets, ending                                              $         45,035,405   $         57,091,384
                                                                ====================   ====================

Units sold                                                                   349,606                425,742
Units redeemed                                                            (1,332,624)            (2,042,848)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (983,018)            (1,617,106)
Units outstanding, beginning                                               6,173,761              7,790,867
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,190,743              6,173,761
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $        340,042,690
Cost of units redeemed/account charges                                                         (373,994,438)
Net investment income (loss)                                                                     18,433,315
Net realized gain (loss)                                                                         23,970,211
Realized gain distributions                                                                      39,354,647
Net change in unrealized appreciation (depreciation)                                             (2,771,020)
                                                                                       --------------------
Net assets                                                                             $         45,035,405
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/1990
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.11             5,121   $        41,512              1.25%             -6.9%
12/31/2014                        8.71             6,100            53,116              1.25%              9.8%
12/31/2013                        7.93             7,712            61,169              1.25%             30.7%
12/31/2012                        6.07             9,747            59,162              1.25%             11.9%
12/31/2011                        5.42            10,880            59,000              1.25%             -3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.36                 0   $             0              1.00%             -6.7%
12/31/2014                        8.96                 0                 0              1.00%             10.1%
12/31/2013                        8.14                 0                 0              1.00%             31.0%
12/31/2012                        6.21                 0                 0              1.00%             12.2%
12/31/2011                        5.54                 0                 0              1.00%             -3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.62                 0   $             0              0.75%             -6.4%
12/31/2014                        9.21                 0                 0              0.75%             10.3%
12/31/2013                        8.35                 0                 0              0.75%             31.3%
12/31/2012                        6.36                 0                 0              0.75%             12.5%
12/31/2011                        5.65                 0                 0              0.75%             -3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          8.89                 0   $             0              0.50%             -6.2%
12/31/2014                        9.47                 0                 0              0.50%             10.6%
12/31/2013                        8.57                 0                 0              0.50%             31.7%
12/31/2012                        6.51                 0                 0              0.50%             12.8%
12/31/2011                        5.77                 0                 0              0.50%             -2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          9.16                 0   $             0              0.25%             -6.0%
12/31/2014                        9.74                 0                 0              0.25%             10.9%
12/31/2013                        8.79                 0                 0              0.25%             32.0%
12/31/2012                        6.66                 0                 0              0.25%             13.1%
12/31/2011                        5.89                 0                 0              0.25%             -2.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.69                 0   $             0              0.00%             -5.7%
12/31/2014                        2.85                 0                 0              0.00%             11.2%
12/31/2013                        2.57                 0                 0              0.00%             32.3%
12/31/2012                        1.94               184               357              0.00%             13.3%
12/31/2011                        1.71               140               240              0.00%             -2.4%

                                                              BAND S
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015                       50.59                70             3,523              0.50%             -6.2%
12/31/2014                       53.94                74             3,975              0.50%             10.6%
12/31/2013                       48.76                79             3,829              0.50%             31.7%
12/31/2012                       37.04                87             3,226              0.50%             12.8%
12/31/2011                       32.84                95             3,130              0.50%             -2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.5%
                2013               1.5%
                2012               1.9%
                2007               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND A CLASS - 683974109

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,149,210   $    12,544,392           370,831
                                                                         ===============   ===============
Receivables: investments sold                                  124,071
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,273,281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,085,369         9,514,266   $          1.06
Band 100                                                       434,341           403,604              1.08
Band 75                                                              0                 0              1.09
Band 50                                                          7,439             6,707              1.11
Band 25                                                              0                 0              1.13
Band 0                                                         746,132           652,720              1.14
                                                       ---------------   ---------------
 Total                                                 $    11,273,281        10,577,297
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        47,214
Mortality & expense charges                                                                        (96,741)
                                                                                           ---------------
Net investment income (loss)                                                                       (49,527)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (177,364)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (1,255,996)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,433,360)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,482,887)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (49,527)  $            (78,497)
Net realized gain (loss)                                                    (177,364)               203,348
Realized gain distributions                                                        0                131,575
Net change in unrealized appreciation (depreciation)                      (1,255,996)              (790,918)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,482,887)              (534,492)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,078,269              3,226,582
Cost of units redeemed                                                    (3,498,147)            (3,061,260)
Account charges                                                               (8,052)                (6,987)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,572,070                158,335
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,089,183               (376,157)
Net assets, beginning                                                      8,184,098              8,560,255
                                                                --------------------   --------------------
Net assets, ending                                              $         11,273,281   $          8,184,098
                                                                ====================   ====================

Units sold                                                                 7,169,919              2,522,593
Units redeemed                                                            (3,137,363)            (2,414,246)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,032,556                108,347
Units outstanding, beginning                                               6,544,741              6,436,394
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,577,297              6,544,741
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         29,494,002
Cost of units redeemed/account charges                                                          (17,339,682)
Net investment income (loss)                                                                       (191,898)
Net realized gain (loss)                                                                            534,300
Realized gain distributions                                                                         171,741
Net change in unrealized appreciation (depreciation)                                             (1,395,182)
                                                                                       --------------------
Net assets                                                                             $         11,273,281
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06             9,514   $        10,085              1.25%            -15.1%
12/31/2014                        1.25             6,425             8,024              1.25%             -6.0%
12/31/2013                        1.33             6,304             8,375              1.25%              7.0%
12/31/2012                        1.24             4,118             5,113              1.25%             19.3%
12/31/2011                        1.04             2,628             2,734              1.25%            -19.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08               404   $           434              1.00%            -14.9%
12/31/2014                        1.26                 0                 0              1.00%             -5.8%
12/31/2013                        1.34                 0                 0              1.00%              7.3%
12/31/2012                        1.25                 0                 0              1.00%             19.6%
12/31/2011                        1.05                 0                 0              1.00%            -18.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%            -14.7%
12/31/2014                        1.28                 0                 0              0.75%             -5.5%
12/31/2013                        1.36                 0                 0              0.75%              7.5%
12/31/2012                        1.26                 0                 0              0.75%             19.9%
12/31/2011                        1.05                 0                 0              0.75%            -18.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 7   $             7              0.50%            -14.5%
12/31/2014                        1.30                 0                 0              0.50%             -5.3%
12/31/2013                        1.37                 0                 0              0.50%              7.8%
12/31/2012                        1.27                 0                 0              0.50%             20.2%
12/31/2011                        1.06                 0                 0              0.50%            -18.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%            -14.3%
12/31/2014                        1.31                 0                 0              0.25%             -5.0%
12/31/2013                        1.38                 0                 0              0.25%              8.1%
12/31/2012                        1.28                 0                 0              0.25%             20.5%
12/31/2011                        1.06                 0                 0              0.25%            -18.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14               653   $           746              0.00%            -14.1%
12/31/2014                        1.33               120               160              0.00%             -4.8%
12/31/2013                        1.40               133               185              0.00%              8.4%
12/31/2012                        1.29             2,880             3,714              0.00%             20.8%
12/31/2011                        1.07                 0                 0              0.00%            -18.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.3%
                2013               0.1%
                2012               0.6%
                2011               2.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER DEVELOPING MARKETS FUND Y CLASS - 683974505

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,668,463   $    16,308,879           458,448
                                                                         ===============   ===============
Receivables: investments sold                                   80,419
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    13,748,882
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,660,016         9,593,035   $          0.90
Band 100                                                             0                 0              0.91
Band 75                                                              0                 0              0.92
Band 50                                                              0                 0              0.93
Band 25                                                              0                 0              0.94
Band 0                                                       5,088,866         5,371,946              0.95
                                                       ---------------   ---------------
 Total                                                 $    13,748,882        14,964,981
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       101,615
Mortality & expense charges                                                                       (120,898)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,283)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (107,416)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (2,129,502)
                                                                                           ---------------
Net gain (loss)                                                                                 (2,236,918)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (2,256,201)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,283)  $            (28,946)
Net realized gain (loss)                                                    (107,416)               168,345
Realized gain distributions                                                        0                244,897
Net change in unrealized appreciation (depreciation)                      (2,129,502)            (1,323,108)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (2,256,201)              (938,812)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,018,950              6,091,494
Cost of units redeemed                                                    (4,030,739)            (4,495,377)
Account charges                                                              (21,857)               (20,261)
                                                                --------------------   --------------------
Increase (decrease)                                                          966,354              1,575,856
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,289,847)               637,044
Net assets, beginning                                                     15,038,729             14,401,685
                                                                --------------------   --------------------
Net assets, ending                                              $         13,748,882   $         15,038,729
                                                                ====================   ====================

Units sold                                                                 5,082,680              5,445,103
Units redeemed                                                            (4,123,561)            (4,144,812)
                                                                --------------------   --------------------
Net increase (decrease)                                                      959,119              1,300,291
Units outstanding, beginning                                              14,005,862             12,705,571
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,964,981             14,005,862
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         28,853,459
Cost of units redeemed/account charges                                                          (12,799,955)
Net investment income (loss)                                                                        (41,414)
Net realized gain (loss)                                                                             72,590
Realized gain distributions                                                                         304,618
Net change in unrealized appreciation (depreciation)                                             (2,640,416)
                                                                                       --------------------
Net assets                                                                             $         13,748,882
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90             9,593   $         8,660              1.25%            -14.9%
12/31/2014                        1.06             9,357             9,928              1.25%             -5.7%
12/31/2013                        1.13             8,885            10,000              1.25%              7.3%
12/31/2012                        1.05                 0                 0              1.25%              4.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              1.00%            -14.7%
12/31/2014                        1.07                 0                 0              1.00%             -5.5%
12/31/2013                        1.13                 0                 0              1.00%              7.6%
12/31/2012                        1.05                 0                 0              1.00%              5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.75%            -14.5%
12/31/2014                        1.08                 0                 0              0.75%             -5.3%
12/31/2013                        1.14                 0                 0              0.75%              7.9%
12/31/2012                        1.05                 0                 0              0.75%              5.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.50%            -14.3%
12/31/2014                        1.08                 0                 0              0.50%             -5.0%
12/31/2013                        1.14                 0                 0              0.50%              8.1%
12/31/2012                        1.06                 0                 0              0.50%              5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.25%            -14.1%
12/31/2014                        1.09                 0                 0              0.25%             -4.8%
12/31/2013                        1.15                 0                 0              0.25%              8.4%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95             5,372   $         5,089              0.00%            -13.8%
12/31/2014                        1.10             4,648             5,111              0.00%             -4.6%
12/31/2013                        1.15             3,821             4,402              0.00%              8.7%
12/31/2012                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.6%
                2013               0.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND A CLASS - 683924104

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,348,171   $     2,523,633            31,263
                                                                         ===============   ===============
Receivables: investments sold                                      362
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,348,533
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       444,035           314,520   $          1.41
Band 100                                                       267,796           188,208              1.42
Band 75                                                              0                 0              1.43
Band 50                                                      1,624,545         1,124,020              1.45
Band 25                                                              0                 0              1.46
Band 0                                                          12,157             8,281              1.47
                                                       ---------------   ---------------
 Total                                                 $     2,348,533         1,635,029
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,456
Mortality & expense charges                                                                         (8,943)
                                                                                           ---------------
Net investment income (loss)                                                                         6,513
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           236,906
Realized gain distributions                                                                         99,950
Net change in unrealized appreciation (depreciation)                                              (222,612)
                                                                                           ---------------
Net gain (loss)                                                                                    114,244
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       120,757
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,513   $             11,150
Net realized gain (loss)                                                     236,906                 38,155
Realized gain distributions                                                   99,950                109,308
Net change in unrealized appreciation (depreciation)                        (222,612)              (119,770)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            120,757                 38,843
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,433,385                414,824
Cost of units redeemed                                                    (1,525,967)              (323,281)
Account charges                                                                 (783)                  (907)
                                                                --------------------   --------------------
Increase (decrease)                                                          (93,365)                90,636
                                                                --------------------   --------------------
Net increase (decrease)                                                       27,392                129,479
Net assets, beginning                                                      2,321,141              2,191,662
                                                                --------------------   --------------------
Net assets, ending                                              $          2,348,533   $          2,321,141
                                                                ====================   ====================

Units sold                                                                 1,648,083                302,076
Units redeemed                                                            (1,668,324)              (235,167)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (20,241)                66,909
Units outstanding, beginning                                               1,655,270              1,588,361
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,635,029              1,655,270
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,895,962
Cost of units redeemed/account charges                                                           (1,912,254)
Net investment income (loss)                                                                         24,653
Net realized gain (loss)                                                                            278,522
Realized gain distributions                                                                         237,112
Net change in unrealized appreciation (depreciation)                                               (175,462)
                                                                                       --------------------
Net assets                                                                             $          2,348,533
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41               315   $           444              1.25%              2.6%
12/31/2014                        1.38               140               192              1.25%              0.8%
12/31/2013                        1.37                36                49              1.25%             25.2%
12/31/2012                        1.09                 0                 0              1.25%              9.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               188   $           268              1.00%              2.9%
12/31/2014                        1.38                 0                 0              1.00%              1.0%
12/31/2013                        1.37                 0                 0              1.00%             25.5%
12/31/2012                        1.09                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%              3.1%
12/31/2014                        1.39                 0                 0              0.75%              1.3%
12/31/2013                        1.37                 0                 0              0.75%             25.8%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45             1,124   $         1,625              0.50%              3.4%
12/31/2014                        1.40               849             1,187              0.50%              1.6%
12/31/2013                        1.38               864             1,190              0.50%             26.1%
12/31/2012                        1.09                 0                 0              0.50%              9.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.25%              3.6%
12/31/2014                        1.41                 0                 0              0.25%              1.8%
12/31/2013                        1.38                 0                 0              0.25%             26.5%
12/31/2012                        1.09                 0                 0              0.25%              9.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 8   $            12              0.00%              3.9%
12/31/2014                        1.41               667               942              0.00%              2.1%
12/31/2013                        1.38               688               953              0.00%             26.8%
12/31/2012                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.8%
                2013               0.7%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER GLOBAL FUND Y CLASS - 683924401

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       741,359   $       779,934            10,264
                                                                         ===============   ===============
Receivables: investments sold                                   30,328
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       771,687
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       771,687           542,430   $          1.42
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $       771,687           542,430
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,643
Mortality & expense charges                                                                         (8,322)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,679)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,911
Realized gain distributions                                                                         30,772
Net change in unrealized appreciation (depreciation)                                               (25,451)
                                                                                           ---------------
Net gain (loss)                                                                                      8,232
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         6,553
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,679)  $               (586)
Net realized gain (loss)                                                       2,911                  3,790
Realized gain distributions                                                   30,772                 28,226
Net change in unrealized appreciation (depreciation)                         (25,451)               (23,703)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              6,553                  7,727
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     300,087                398,356
Cost of units redeemed                                                      (134,772)               (90,629)
Account charges                                                                 (383)                  (400)
                                                                --------------------   --------------------
Increase (decrease)                                                          164,932                307,327
                                                                --------------------   --------------------
Net increase (decrease)                                                      171,485                315,054
Net assets, beginning                                                        600,202                285,148
                                                                --------------------   --------------------
Net assets, ending                                              $            771,687   $            600,202
                                                                ====================   ====================

Units sold                                                                   205,699                293,159
Units redeemed                                                               (97,128)               (67,566)
                                                                --------------------   --------------------
Net increase (decrease)                                                      108,571                225,593
Units outstanding, beginning                                                 433,859                208,266
                                                                --------------------   --------------------
Units outstanding, ending                                                    542,430                433,859
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            981,898
Cost of units redeemed/account charges                                                             (244,613)
Net investment income (loss)                                                                           (703)
Net realized gain (loss)                                                                              7,343
Realized gain distributions                                                                          66,337
Net change in unrealized appreciation (depreciation)                                                (38,575)
                                                                                       --------------------
Net assets                                                                             $            771,687
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               542   $           772              1.25%              2.8%
12/31/2014                        1.38               434               600              1.25%              1.0%
12/31/2013                        1.37               208               285              1.25%             25.5%
12/31/2012                        1.09                 0                 0              1.25%              9.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%              3.1%
12/31/2014                        1.39                 0                 0              1.00%              1.3%
12/31/2013                        1.37                 0                 0              1.00%             25.8%
12/31/2012                        1.09                 0                 0              1.00%              9.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%              3.4%
12/31/2014                        1.40                 0                 0              0.75%              1.5%
12/31/2013                        1.38                 0                 0              0.75%             26.2%
12/31/2012                        1.09                 0                 0              0.75%              9.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%              3.6%
12/31/2014                        1.41                 0                 0              0.50%              1.8%
12/31/2013                        1.38                 0                 0              0.50%             26.5%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%              3.9%
12/31/2014                        1.41                 0                 0              0.25%              2.1%
12/31/2013                        1.38                 0                 0              0.25%             26.8%
12/31/2012                        1.09                 0                 0              0.25%              9.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%              4.1%
12/31/2014                        1.42                 0                 0              0.00%              2.3%
12/31/2013                        1.39                 0                 0              0.00%             27.1%
12/31/2012                        1.09                 0                 0              0.00%              9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.4%
                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES A CLASS - 683943104

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       989,106   $       904,653            22,073
                                                                         ===============   ===============
Receivables: investments sold                                      441
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       989,547
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       989,547           658,547   $          1.50
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.54
Band 50                                                              0                 0              1.56
Band 25                                                              0                 0              1.58
Band 0                                                               0                 0              1.60
                                                       ---------------   ---------------
 Total                                                 $       989,547           658,547
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,009
Mortality & expense charges                                                                         (7,493)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,484)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            22,070
Realized gain distributions                                                                          5,349
Net change in unrealized appreciation (depreciation)                                                63,299
                                                                                           ---------------
Net gain (loss)                                                                                     90,718
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        84,234
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,484)  $             (4,422)
Net realized gain (loss)                                                      22,070                 34,013
Realized gain distributions                                                    5,349                      0
Net change in unrealized appreciation (depreciation)                          63,299                (54,785)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             84,234                (25,194)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     551,259                288,586
Cost of units redeemed                                                       (88,160)              (171,700)
Account charges                                                               (1,758)                (1,790)
                                                                --------------------   --------------------
Increase (decrease)                                                          461,341                115,096
                                                                --------------------   --------------------
Net increase (decrease)                                                      545,575                 89,902
Net assets, beginning                                                        443,972                354,070
                                                                --------------------   --------------------
Net assets, ending                                              $            989,547   $            443,972
                                                                ====================   ====================

Units sold                                                                   412,391                210,669
Units redeemed                                                               (86,293)              (131,002)
                                                                --------------------   --------------------
Net increase (decrease)                                                      326,098                 79,667
Units outstanding, beginning                                                 332,449                252,782
                                                                --------------------   --------------------
Units outstanding, ending                                                    658,547                332,449
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,707,431
Cost of units redeemed/account charges                                                           (2,116,158)
Net investment income (loss)                                                                        (22,580)
Net realized gain (loss)                                                                            331,052
Realized gain distributions                                                                           5,349
Net change in unrealized appreciation (depreciation)                                                 84,453
                                                                                       --------------------
Net assets                                                                             $            989,547
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50               659   $           990              1.25%             12.5%
12/31/2014                        1.34               332               444              1.25%             -4.7%
12/31/2013                        1.40               253               354              1.25%             38.9%
12/31/2012                        1.01             1,280             1,291              1.25%              8.9%
12/31/2011                        0.93                44                41              1.25%            -10.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%             12.8%
12/31/2014                        1.35                 0                 0              1.00%             -4.4%
12/31/2013                        1.41                 0                 0              1.00%             39.3%
12/31/2012                        1.01                 0                 0              1.00%              9.2%
12/31/2011                        0.93                 0                 0              1.00%            -10.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.75%             13.1%
12/31/2014                        1.36                 0                 0              0.75%             -4.2%
12/31/2013                        1.42                 0                 0              0.75%             39.6%
12/31/2012                        1.02                 0                 0              0.75%              9.5%
12/31/2011                        0.93                 0                 0              0.75%             -9.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.50%             13.4%
12/31/2014                        1.38                 0                 0              0.50%             -3.9%
12/31/2013                        1.43                 0                 0              0.50%             40.0%
12/31/2012                        1.02                 0                 0              0.50%              9.7%
12/31/2011                        0.93                 0                 0              0.50%             -9.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%             13.6%
12/31/2014                        1.39                 0                 0              0.25%             -3.7%
12/31/2013                        1.45                 0                 0              0.25%             40.3%
12/31/2012                        1.03                 0                 0              0.25%             10.0%
12/31/2011                        0.94                 0                 0              0.25%             -9.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.00%             13.9%
12/31/2014                        1.41                 0                 0              0.00%             -3.5%
12/31/2013                        1.46                 0                 0              0.00%             40.7%
12/31/2012                        1.04                 0                 0              0.00%             10.3%
12/31/2011                        0.94                 0                 0              0.00%             -9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.3%
                2013               0.0%
                2012               2.2%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              OPPENHEIMER GLOBAL OPPORTUNITIES Y CLASS - 683943401

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       177,515   $       160,031             3,927
                                                                         ===============   ===============
Receivables: investments sold                                       48
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       177,563
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       177,563           107,867   $          1.65
Band 100                                                             0                 0              1.66
Band 75                                                              0                 0              1.67
Band 50                                                              0                 0              1.69
Band 25                                                              0                 0              1.70
Band 0                                                               0                 0              1.71
                                                       ---------------   ---------------
 Total                                                 $       177,563           107,867
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           599
Mortality & expense charges                                                                         (1,675)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,076)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               183
Realized gain distributions                                                                            968
Net change in unrealized appreciation (depreciation)                                                17,869
                                                                                           ---------------
Net gain (loss)                                                                                     19,020
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,944
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,076)  $                 18
Net realized gain (loss)                                                         183                     (7)
Realized gain distributions                                                      968                      0
Net change in unrealized appreciation (depreciation)                          17,869                   (385)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,944                   (374)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     244,484                 17,941
Cost of units redeemed                                                      (102,254)                   (90)
Account charges                                                                  (76)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                          142,154                 17,839
                                                                --------------------   --------------------
Net increase (decrease)                                                      160,098                 17,465
Net assets, beginning                                                         17,465                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            177,563   $             17,465
                                                                ====================   ====================

Units sold                                                                   164,413                 12,037
Units redeemed                                                               (68,514)                   (69)
                                                                --------------------   --------------------
Net increase (decrease)                                                       95,899                 11,968
Units outstanding, beginning                                                  11,968                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    107,867                 11,968
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            262,425
Cost of units redeemed/account charges                                                             (102,432)
Net investment income (loss)                                                                         (1,058)
Net realized gain (loss)                                                                                176
Realized gain distributions                                                                             968
Net change in unrealized appreciation (depreciation)                                                 17,484
                                                                                       --------------------
Net assets                                                                             $            177,563
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65               108   $           178              1.25%             12.8%
12/31/2014                        1.46                12                17              1.25%             -4.4%
12/31/2013                        1.53                 0                 0              1.25%             39.3%
12/31/2012                        1.10                 0                 0              1.25%              9.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              1.00%             13.1%
12/31/2014                        1.47                 0                 0              1.00%             -4.2%
12/31/2013                        1.53                 0                 0              1.00%             39.7%
12/31/2012                        1.10                 0                 0              1.00%              9.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.75%             13.4%
12/31/2014                        1.47                 0                 0              0.75%             -4.0%
12/31/2013                        1.54                 0                 0              0.75%             40.0%
12/31/2012                        1.10                 0                 0              0.75%              9.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.50%             13.7%
12/31/2014                        1.48                 0                 0              0.50%             -3.7%
12/31/2013                        1.54                 0                 0              0.50%             40.4%
12/31/2012                        1.10                 0                 0              0.50%              9.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.25%             13.9%
12/31/2014                        1.49                 0                 0              0.25%             -3.5%
12/31/2013                        1.54                 0                 0              0.25%             40.7%
12/31/2012                        1.10                 0                 0              0.25%              9.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.00%             14.2%
12/31/2014                        1.50                 0                 0              0.00%             -3.2%
12/31/2013                        1.55                 0                 0              0.00%             41.1%
12/31/2012                        1.10                 0                 0              0.00%              9.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               1.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER GLOBAL STRATEGIC INCOME A CLASS - 68380K102

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       992,031   $     1,021,345           262,212
                                                                         ===============   ===============
Receivables: investments sold                                    1,755
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       993,786
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       907,877           718,762   $          1.26
Band 100                                                             0                 0              1.29
Band 75                                                              0                 0              1.32
Band 50                                                              0                 0              1.35
Band 25                                                              0                 0              1.38
Band 0                                                          85,909            61,079              1.41
                                                       ---------------   ---------------
 Total                                                 $       993,786           779,841
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        24,963
Mortality & expense charges                                                                         (7,319)
                                                                                           ---------------
Net investment income (loss)                                                                        17,644
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (37,307)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (13,647)
                                                                                           ---------------
Net gain (loss)                                                                                    (50,954)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (33,310)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,644   $             21,013
Net realized gain (loss)                                                     (37,307)               (12,658)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (13,647)                10,270
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (33,310)                18,625
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,569,606                137,580
Cost of units redeemed                                                    (1,090,522)            (1,776,457)
Account charges                                                                 (504)                  (302)
                                                                --------------------   --------------------
Increase (decrease)                                                          478,580             (1,639,179)
                                                                --------------------   --------------------
Net increase (decrease)                                                      445,270             (1,620,554)
Net assets, beginning                                                        548,516              2,169,070
                                                                --------------------   --------------------
Net assets, ending                                              $            993,786   $            548,516
                                                                ====================   ====================

Units sold                                                                 1,304,049                107,433
Units redeemed                                                              (942,992)            (1,365,337)
                                                                --------------------   --------------------
Net increase (decrease)                                                      361,057             (1,257,904)
Units outstanding, beginning                                                 418,784              1,676,688
                                                                --------------------   --------------------
Units outstanding, ending                                                    779,841                418,784
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,398,739
Cost of units redeemed/account charges                                                           (4,571,915)
Net investment income (loss)                                                                        215,249
Net realized gain (loss)                                                                            (18,973)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (29,314)
                                                                                       --------------------
Net assets                                                                             $            993,786
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26               719   $           908              1.25%             -3.6%
12/31/2014                        1.31               419               549              1.25%              1.4%
12/31/2013                        1.29             1,653             2,136              1.25%             -1.6%
12/31/2012                        1.31                27                36              1.25%             12.1%
12/31/2011                        1.17               247               289              1.25%             -0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              1.00%             -3.3%
12/31/2014                        1.33                 0                 0              1.00%              1.6%
12/31/2013                        1.31                 0                 0              1.00%             -1.4%
12/31/2012                        1.33                 0                 0              1.00%             12.4%
12/31/2011                        1.18                 0                 0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.75%             -3.1%
12/31/2014                        1.36                 0                 0              0.75%              1.9%
12/31/2013                        1.34                 0                 0              0.75%             -1.1%
12/31/2012                        1.35                 0                 0              0.75%             12.7%
12/31/2011                        1.20                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.50%             -2.8%
12/31/2014                        1.39                 0                 0              0.50%              2.1%
12/31/2013                        1.36                 0                 0              0.50%             -0.9%
12/31/2012                        1.37                 0                 0              0.50%             12.9%
12/31/2011                        1.21                 0                 0              0.50%              0.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%             -2.6%
12/31/2014                        1.41                 0                 0              0.25%              2.4%
12/31/2013                        1.38                 0                 0              0.25%             -0.6%
12/31/2012                        1.39                 0                 0              0.25%             13.2%
12/31/2011                        1.23                 0                 0              0.25%              0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                61   $            86              0.00%             -2.4%
12/31/2014                        1.44                 0                 0              0.00%              2.6%
12/31/2013                        1.40                24                33              0.00%             -0.4%
12/31/2012                        1.41                 0                 0              0.00%             13.5%
12/31/2011                        1.24                 0                 0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.2%
                2014               2.1%
                2013               4.4%
                2012               2.2%
                2011               8.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER GLOBAL STRATEGIC INCOME Y CLASS - 68380K508

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       250,141   $       266,835            66,010
                                                                         ===============   ===============
Receivables: investments sold                                       39
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       250,180
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       250,180           253,186   $          0.99
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.02
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $       250,180           253,186
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,222
Mortality & expense charges                                                                         (2,047)
                                                                                           ---------------
Net investment income (loss)                                                                         5,175
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,798)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (14,365)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,163)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,988)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,175   $              1,313
Net realized gain (loss)                                                      (1,798)                    (2)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (14,365)                (2,247)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,988)                  (936)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     221,716                 60,609
Cost of units redeemed                                                       (33,572)                     0
Account charges                                                                 (575)                  (256)
                                                                --------------------   --------------------
Increase (decrease)                                                          187,569                 60,353
                                                                --------------------   --------------------
Net increase (decrease)                                                      176,581                 59,417
Net assets, beginning                                                         73,599                 14,182
                                                                --------------------   --------------------
Net assets, ending                                              $            250,180   $             73,599
                                                                ====================   ====================

Units sold                                                                   223,569                 58,152
Units redeemed                                                               (42,386)                  (249)
                                                                --------------------   --------------------
Net increase (decrease)                                                      181,183                 57,903
Units outstanding, beginning                                                  72,003                 14,100
                                                                --------------------   --------------------
Units outstanding, ending                                                    253,186                 72,003
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            296,403
Cost of units redeemed/account charges                                                              (34,403)
Net investment income (loss)                                                                          6,674
Net realized gain (loss)                                                                             (1,800)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (16,694)
                                                                                       --------------------
Net assets                                                                             $            250,180
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99               253   $           250              1.25%             -3.3%
12/31/2014                        1.02                72                74              1.25%              1.6%
12/31/2013                        1.01                14                14              1.25%             -1.1%
12/31/2012                        1.02                 0                 0              1.25%              1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%             -3.1%
12/31/2014                        1.03                 0                 0              1.00%              1.9%
12/31/2013                        1.01                 0                 0              1.00%             -0.9%
12/31/2012                        1.02                 0                 0              1.00%              1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%             -2.8%
12/31/2014                        1.03                 0                 0              0.75%              2.1%
12/31/2013                        1.01                 0                 0              0.75%             -0.6%
12/31/2012                        1.02                 0                 0              0.75%              1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%             -2.6%
12/31/2014                        1.04                 0                 0              0.50%              2.4%
12/31/2013                        1.01                 0                 0              0.50%             -0.4%
12/31/2012                        1.02                 0                 0              0.50%              1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.25%             -2.4%
12/31/2014                        1.04                 0                 0              0.25%              2.6%
12/31/2013                        1.02                 0                 0              0.25%             -0.1%
12/31/2012                        1.02                 0                 0              0.25%              1.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%             -2.1%
12/31/2014                        1.05                 0                 0              0.00%              2.9%
12/31/2013                        1.02                 0                 0              0.00%              0.1%
12/31/2012                        1.02                 0                 0              0.00%              1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.5%
                2014               4.0%
                2013               3.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND A CLASS - 683910103

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       384,933   $       436,260            36,940
                                                                         ===============   ===============
Receivables: investments sold                                      354
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       385,287
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       324,472           944,949   $          0.34
Band 100                                                        60,815           174,447              0.35
Band 75                                                              0                 0              0.35
Band 50                                                              0                 0              0.36
Band 25                                                              0                 0              0.36
Band 0                                                               0                 0              0.37
                                                       ---------------   ---------------
 Total                                                 $       385,287         1,119,396
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,692)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,692)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (75,184)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                38,227
                                                                                           ---------------
Net gain (loss)                                                                                    (36,957)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,649)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,692)  $              1,833
Net realized gain (loss)                                                     (75,184)               (37,921)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          38,227                (21,930)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,649)               (58,018)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     345,155                152,500
Cost of units redeemed                                                      (179,006)              (139,212)
Account charges                                                                 (177)                  (235)
                                                                --------------------   --------------------
Increase (decrease)                                                          165,972                 13,053
                                                                --------------------   --------------------
Net increase (decrease)                                                      126,323                (44,965)
Net assets, beginning                                                        258,964                303,929
                                                                --------------------   --------------------
Net assets, ending                                              $            385,287   $            258,964
                                                                ====================   ====================

Units sold                                                                   966,557                267,474
Units redeemed                                                              (419,600)              (256,414)
                                                                --------------------   --------------------
Net increase (decrease)                                                      546,957                 11,060
Units outstanding, beginning                                                 572,439                561,379
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,119,396                572,439
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,501,190
Cost of units redeemed/account charges                                                             (779,588)
Net investment income (loss)                                                                         (1,888)
Net realized gain (loss)                                                                           (295,071)
Realized gain distributions                                                                          11,971
Net change in unrealized appreciation (depreciation)                                                (51,327)
                                                                                       --------------------
Net assets                                                                             $            385,287
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.34               945   $           324              1.25%            -24.1%
12/31/2014                        0.45               572               259              1.25%            -16.4%
12/31/2013                        0.54               561               304              1.25%            -48.5%
12/31/2012                        1.05               335               352              1.25%            -10.3%
12/31/2011                        1.17               202               236              1.25%            -26.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.35               174   $            61              1.00%            -23.9%
12/31/2014                        0.46                 0                 0              1.00%            -16.2%
12/31/2013                        0.55                 0                 0              1.00%            -48.3%
12/31/2012                        1.06                 0                 0              1.00%            -10.0%
12/31/2011                        1.18                 0                 0              1.00%            -26.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.35                 0   $             0              0.75%            -23.7%
12/31/2014                        0.46                 0                 0              0.75%            -16.0%
12/31/2013                        0.55                 0                 0              0.75%            -48.2%
12/31/2012                        1.07                 0                 0              0.75%             -9.8%
12/31/2011                        1.18                 0                 0              0.75%            -26.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.36                 0   $             0              0.50%            -23.5%
12/31/2014                        0.47                 0                 0              0.50%            -15.8%
12/31/2013                        0.56                 0                 0              0.50%            -48.1%
12/31/2012                        1.08                 0                 0              0.50%             -9.6%
12/31/2011                        1.19                 0                 0              0.50%            -26.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.36                 0   $             0              0.25%            -23.3%
12/31/2014                        0.48                 0                 0              0.25%            -15.6%
12/31/2013                        0.56                 0                 0              0.25%            -48.0%
12/31/2012                        1.08                 0                 0              0.25%             -9.4%
12/31/2011                        1.20                 0                 0              0.25%            -25.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.37                 0   $             0              0.00%            -23.1%
12/31/2014                        0.48                 0                 0              0.00%            -15.4%
12/31/2013                        0.57                 0                 0              0.00%            -47.8%
12/31/2012                        1.09                 0                 0              0.00%             -9.1%
12/31/2011                        1.20                 0                 0              0.00%            -25.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               2.0%
                2013               0.0%
                2012               0.0%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          OPPENHEIMER GOLD & SPECIAL MINERALS FUND Y CLASS - 683910509

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       170,834   $       228,230            16,487
                                                                         ===============   ===============
Receivables: investments sold                                      803
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       171,637
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       171,637           531,970   $          0.32
Band 100                                                             0                 0              0.33
Band 75                                                              0                 0              0.33
Band 50                                                              0                 0              0.33
Band 25                                                              0                 0              0.33
Band 0                                                               0                 0              0.34
                                                       ---------------   ---------------
 Total                                                 $       171,637           531,970
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,371)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,371)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (32,419)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (15,190)
                                                                                           ---------------
Net gain (loss)                                                                                    (47,609)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (49,980)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,371)  $              1,481
Net realized gain (loss)                                                     (32,419)               (17,345)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (15,190)               (31,355)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (49,980)               (47,219)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     173,722                467,127
Cost of units redeemed                                                      (160,983)              (289,667)
Account charges                                                                 (179)                  (275)
                                                                --------------------   --------------------
Increase (decrease)                                                           12,560                177,185
                                                                --------------------   --------------------
Net increase (decrease)                                                      (37,420)               129,966
Net assets, beginning                                                        209,057                 79,091
                                                                --------------------   --------------------
Net assets, ending                                              $            171,637   $            209,057
                                                                ====================   ====================

Units sold                                                                   417,323                929,787
Units redeemed                                                              (378,406)              (592,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                       38,917                336,832
Units outstanding, beginning                                                 493,053                156,221
                                                                --------------------   --------------------
Units outstanding, ending                                                    531,970                493,053
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            824,390
Cost of units redeemed/account charges                                                             (539,025)
Net investment income (loss)                                                                         (1,270)
Net realized gain (loss)                                                                            (55,062)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (57,396)
                                                                                       --------------------
Net assets                                                                             $            171,637
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.32               532   $           172              1.25%            -23.9%
12/31/2014                        0.42               493               209              1.25%            -16.3%
12/31/2013                        0.51               156                79              1.25%            -48.4%
12/31/2012                        0.98                 0                 0              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.33                 0   $             0              1.00%            -23.7%
12/31/2014                        0.43                 0                 0              1.00%            -16.0%
12/31/2013                        0.51                 0                 0              1.00%            -48.3%
12/31/2012                        0.98                 0                 0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.33                 0   $             0              0.75%            -23.5%
12/31/2014                        0.43                 0                 0              0.75%            -15.8%
12/31/2013                        0.51                 0                 0              0.75%            -48.1%
12/31/2012                        0.98                 0                 0              0.75%             -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.33                 0   $             0              0.50%            -23.3%
12/31/2014                        0.43                 0                 0              0.50%            -15.6%
12/31/2013                        0.51                 0                 0              0.50%            -48.0%
12/31/2012                        0.98                 0                 0              0.50%             -1.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.33                 0   $             0              0.25%            -23.1%
12/31/2014                        0.43                 0                 0              0.25%            -15.4%
12/31/2013                        0.51                 0                 0              0.25%            -47.9%
12/31/2012                        0.98                 0                 0              0.25%             -1.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.34                 0   $             0              0.00%            -22.9%
12/31/2014                        0.44                 0                 0              0.00%            -15.2%
12/31/2013                        0.51                 0                 0              0.00%            -47.8%
12/31/2012                        0.98                 0                 0              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               2.8%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND A CLASS - 68380T103

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,207,952   $     3,291,688           581,988
                                                                         ===============   ===============
Receivables: investments sold                                    4,624
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,212,576
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,633,964         2,822,529   $          0.93
Band 100                                                       146,275           154,983              0.94
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.98
Band 0                                                         432,337           437,811              0.99
                                                       ---------------   ---------------
 Total                                                 $     3,212,576         3,415,323
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        72,543
Mortality & expense charges                                                                        (26,527)
                                                                                           ---------------
Net investment income (loss)                                                                        46,016
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (189,603)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                40,902
                                                                                           ---------------
Net gain (loss)                                                                                   (148,701)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (102,685)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             46,016   $             55,598
Net realized gain (loss)                                                    (189,603)               (56,959)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          40,902                (21,673)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (102,685)               (23,034)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,973,890                698,276
Cost of units redeemed                                                    (2,608,946)            (2,555,828)
Account charges                                                               (1,415)                  (740)
                                                                --------------------   --------------------
Increase (decrease)                                                          363,529             (1,858,292)
                                                                --------------------   --------------------
Net increase (decrease)                                                      260,844             (1,881,326)
Net assets, beginning                                                      2,951,732              4,833,058
                                                                --------------------   --------------------
Net assets, ending                                              $          3,212,576   $          2,951,732
                                                                ====================   ====================

Units sold                                                                 3,180,894                704,537
Units redeemed                                                            (2,764,307)            (2,578,989)
                                                                --------------------   --------------------
Net increase (decrease)                                                      416,587             (1,874,452)
Units outstanding, beginning                                               2,998,736              4,873,188
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,415,323              2,998,736
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         10,174,710
Cost of units redeemed/account charges                                                           (6,824,527)
Net investment income (loss)                                                                        203,621
Net realized gain (loss)                                                                           (266,055)
Realized gain distributions                                                                           8,563
Net change in unrealized appreciation (depreciation)                                                (83,736)
                                                                                       --------------------
Net assets                                                                             $          3,212,576
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93             2,823   $         2,634              1.25%             -4.9%
12/31/2014                        0.98             2,807             2,755              1.25%             -0.9%
12/31/2013                        0.99             4,695             4,650              1.25%             -5.4%
12/31/2012                        1.05             1,095             1,146              1.25%              9.4%
12/31/2011                        0.96               976               934              1.25%             -4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94               155   $           146              1.00%             -4.7%
12/31/2014                        0.99                 0                 0              1.00%             -0.7%
12/31/2013                        1.00                 0                 0              1.00%             -5.1%
12/31/2012                        1.05                 0                 0              1.00%              9.7%
12/31/2011                        0.96                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -4.4%
12/31/2014                        1.00                 0                 0              0.75%             -0.4%
12/31/2013                        1.00                 0                 0              0.75%             -4.9%
12/31/2012                        1.05                 0                 0              0.75%             10.0%
12/31/2011                        0.96                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -4.2%
12/31/2014                        1.01                 0                 0              0.50%             -0.2%
12/31/2013                        1.01                 0                 0              0.50%             -4.7%
12/31/2012                        1.06                 0                 0              0.50%             10.2%
12/31/2011                        0.96                 0                 0              0.50%             -3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -4.0%
12/31/2014                        1.02                 0                 0              0.25%              0.1%
12/31/2013                        1.02                 0                 0              0.25%             -4.4%
12/31/2012                        1.06                 0                 0              0.25%             10.5%
12/31/2011                        0.96                 0                 0              0.25%             -3.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99               438   $           432              0.00%             -3.7%
12/31/2014                        1.03               192               197              0.00%              0.3%
12/31/2013                        1.02               179               183              0.00%             -4.2%
12/31/2012                        1.07                 0                 0              0.00%             10.8%
12/31/2011                        0.96                 0                 0              0.00%             -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               2.3%
                2013               3.1%
                2012               3.7%
                2011               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER INTERNATIONAL BOND FUND Y CLASS - 68380T509

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,654,257   $     2,901,480           470,391
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (57,695)
                                                       ---------------
Net assets                                             $     2,596,562
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,596,562         2,832,213   $          0.92
Band 100                                                             0                 0              0.92
Band 75                                                              0                 0              0.93
Band 50                                                              0                 0              0.94
Band 25                                                              0                 0              0.95
Band 0                                                               0                 0              0.95
                                                       ---------------   ---------------
 Total                                                 $     2,596,562         2,832,213
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        83,943
Mortality & expense charges                                                                        (30,468)
                                                                                           ---------------
Net investment income (loss)                                                                        53,475
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (20,740)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (150,063)
                                                                                           ---------------
Net gain (loss)                                                                                   (170,803)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (117,328)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             53,475   $             42,701
Net realized gain (loss)                                                     (20,740)               (21,739)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (150,063)               (44,576)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (117,328)               (23,614)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     938,777                726,666
Cost of units redeemed                                                      (436,757)              (499,191)
Account charges                                                               (2,051)                (1,508)
                                                                --------------------   --------------------
Increase (decrease)                                                          499,969                225,967
                                                                --------------------   --------------------
Net increase (decrease)                                                      382,641                202,353
Net assets, beginning                                                      2,213,921              2,011,568
                                                                --------------------   --------------------
Net assets, ending                                              $          2,596,562   $          2,213,921
                                                                ====================   ====================

Units sold                                                                 1,002,572                777,767
Units redeemed                                                              (475,960)              (549,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                      526,612                228,256
Units outstanding, beginning                                               2,305,601              2,077,345
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,832,213              2,305,601
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,952,523
Cost of units redeemed/account charges                                                           (1,179,052)
Net investment income (loss)                                                                        126,639
Net realized gain (loss)                                                                            (57,031)
Realized gain distributions                                                                             706
Net change in unrealized appreciation (depreciation)                                               (247,223)
                                                                                       --------------------
Net assets                                                                             $          2,596,562
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92             2,832   $         2,597              1.25%             -4.5%
12/31/2014                        0.96             2,306             2,214              1.25%             -0.8%
12/31/2013                        0.97             2,077             2,012              1.25%             -5.1%
12/31/2012                        1.02                 0                 0              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              1.00%             -4.3%
12/31/2014                        0.97                 0                 0              1.00%             -0.6%
12/31/2013                        0.97                 0                 0              1.00%             -4.9%
12/31/2012                        1.02                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.75%             -4.0%
12/31/2014                        0.97                 0                 0              0.75%             -0.3%
12/31/2013                        0.97                 0                 0              0.75%             -4.6%
12/31/2012                        1.02                 0                 0              0.75%              2.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.94                 0   $             0              0.50%             -3.8%
12/31/2014                        0.98                 0                 0              0.50%             -0.1%
12/31/2013                        0.98                 0                 0              0.50%             -4.4%
12/31/2012                        1.02                 0                 0              0.50%              2.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.25%             -3.6%
12/31/2014                        0.98                 0                 0              0.25%              0.2%
12/31/2013                        0.98                 0                 0              0.25%             -4.1%
12/31/2012                        1.02                 0                 0              0.25%              2.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.00%             -3.3%
12/31/2014                        0.99                 0                 0              0.00%              0.4%
12/31/2013                        0.98                 0                 0              0.00%             -3.9%
12/31/2012                        1.02                 0                 0              0.00%              2.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.5%
                2014               3.3%
                2013               4.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND A CLASS - 68380L100

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,754,668   $     4,844,200           132,113
                                                                         ===============   ===============
Receivables: investments sold                                   12,003
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,766,671
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,951,353         3,638,698   $          1.09
Band 100                                                         1,097               990              1.11
Band 75                                                              0                 0              1.13
Band 50                                                          5,276             4,571              1.15
Band 25                                                              0                 0              1.18
Band 0                                                         808,945           672,925              1.20
                                                       ---------------   ---------------
 Total                                                 $     4,766,671         4,317,184
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        41,185
Mortality & expense charges                                                                        (37,807)
                                                                                           ---------------
Net investment income (loss)                                                                         3,378
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           158,367
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (60,423)
                                                                                           ---------------
Net gain (loss)                                                                                     97,944
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       101,322
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,378   $            (14,720)
Net realized gain (loss)                                                     158,367                279,742
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (60,423)              (548,574)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            101,322               (283,552)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,902,885              1,868,349
Cost of units redeemed                                                    (1,543,530)            (2,384,548)
Account charges                                                               (2,280)                (2,576)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,357,075               (518,775)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,458,397               (802,327)
Net assets, beginning                                                      3,308,274              4,110,601
                                                                --------------------   --------------------
Net assets, ending                                              $          4,766,671   $          3,308,274
                                                                ====================   ====================

Units sold                                                                 2,678,169              1,651,467
Units redeemed                                                            (1,428,904)            (2,092,972)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,249,265               (441,505)
Units outstanding, beginning                                               3,067,919              3,509,424
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,317,184              3,067,919
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          8,679,012
Cost of units redeemed/account charges                                                           (4,317,086)
Net investment income (loss)                                                                         (2,912)
Net realized gain (loss)                                                                            497,189
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (89,532)
                                                                                       --------------------
Net assets                                                                             $          4,766,671
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09             3,639   $         3,951              1.25%              1.9%
12/31/2014                        1.07             2,675             2,852              1.25%             -8.4%
12/31/2013                        1.16             3,201             3,724              1.25%             23.6%
12/31/2012                        0.94               934               879              1.25%             20.1%
12/31/2011                        0.78               126                98              1.25%             -8.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 1   $             1              1.00%              2.1%
12/31/2014                        1.09                 7                 8              1.00%             -8.1%
12/31/2013                        1.18                 7                 8              1.00%             23.9%
12/31/2012                        0.95                 0                 0              1.00%             20.4%
12/31/2011                        0.79                 0                 0              1.00%             -8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.75%              2.4%
12/31/2014                        1.10                 0                 0              0.75%             -7.9%
12/31/2013                        1.20                 0                 0              0.75%             24.2%
12/31/2012                        0.97                 0                 0              0.75%             20.7%
12/31/2011                        0.80                 0                 0              0.75%             -8.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 5   $             5              0.50%              2.6%
12/31/2014                        1.12                 6                 6              0.50%             -7.7%
12/31/2013                        1.22                 2                 2              0.50%             24.5%
12/31/2012                        0.98                 0                 0              0.50%             21.0%
12/31/2011                        0.81                 0                 0              0.50%             -8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.25%              2.9%
12/31/2014                        1.14                 0                 0              0.25%             -7.5%
12/31/2013                        1.24                 0                 0              0.25%             24.8%
12/31/2012                        0.99                 0                 0              0.25%             21.3%
12/31/2011                        0.82                 0                 0              0.25%             -7.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20               673   $           809              0.00%              3.2%
12/31/2014                        1.17               379               442              0.00%             -7.2%
12/31/2013                        1.26               300               377              0.00%             25.1%
12/31/2012                        1.00                 0                 0              0.00%             21.6%
12/31/2011                        0.83                 0                 0              0.00%             -7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.7%
                2013               1.1%
                2012               2.1%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER INTERNATIONAL GROWTH FUND Y CLASS - 68380L407

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    29,716,204   $    31,086,633           827,104
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (31,432)
                                                       ---------------
Net assets                                             $    29,684,772
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    29,684,772        23,661,293   $          1.25
Band 100                                                             0                 0              1.26
Band 75                                                              0                 0              1.27
Band 50                                                              0                 0              1.28
Band 25                                                              0                 0              1.29
Band 0                                                               0                 0              1.30
                                                       ---------------   ---------------
 Total                                                 $    29,684,772        23,661,293
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       321,301
Mortality & expense charges                                                                       (338,680)
                                                                                           ---------------
Net investment income (loss)                                                                       (17,379)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (35,597)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               196,477
                                                                                           ---------------
Net gain (loss)                                                                                    160,880
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       143,501
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (17,379)  $             19,886
Net realized gain (loss)                                                     (35,597)                40,674
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         196,477             (1,777,033)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            143,501             (1,716,473)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,542,860             18,294,554
Cost of units redeemed                                                    (5,607,460)            (6,285,821)
Account charges                                                              (54,742)               (24,789)
                                                                --------------------   --------------------
Increase (decrease)                                                        7,880,658             11,983,944
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,024,159             10,267,471
Net assets, beginning                                                     21,660,613             11,393,142
                                                                --------------------   --------------------
Net assets, ending                                              $         29,684,772   $         21,660,613
                                                                ====================   ====================

Units sold                                                                10,867,393             14,164,252
Units redeemed                                                            (4,842,982)            (5,048,582)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,024,411              9,115,670
Units outstanding, beginning                                              17,636,882              8,521,212
                                                                --------------------   --------------------
Units outstanding, ending                                                 23,661,293             17,636,882
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         46,106,365
Cost of units redeemed/account charges                                                          (15,093,932)
Net investment income (loss)                                                                         26,843
Net realized gain (loss)                                                                             15,925
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                             (1,370,429)
                                                                                       --------------------
Net assets                                                                             $         29,684,772
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25            23,661   $        29,685              1.25%              2.2%
12/31/2014                        1.23            17,637            21,661              1.25%             -8.1%
12/31/2013                        1.34             8,521            11,393              1.25%             23.9%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              1.00%              2.4%
12/31/2014                        1.23                 0                 0              1.00%             -7.9%
12/31/2013                        1.34                 0                 0              1.00%             24.2%
12/31/2012                        1.08                 0                 0              1.00%              7.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.75%              2.7%
12/31/2014                        1.24                 0                 0              0.75%             -7.7%
12/31/2013                        1.34                 0                 0              0.75%             24.5%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.50%              2.9%
12/31/2014                        1.25                 0                 0              0.50%             -7.5%
12/31/2013                        1.35                 0                 0              0.50%             24.8%
12/31/2012                        1.08                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.25%              3.2%
12/31/2014                        1.25                 0                 0              0.25%             -7.2%
12/31/2013                        1.35                 0                 0              0.25%             25.1%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.00%              3.4%
12/31/2014                        1.26                 0                 0              0.00%             -7.0%
12/31/2013                        1.36                 0                 0              0.00%             25.5%
12/31/2012                        1.08                 0                 0              0.00%              8.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.5%
                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND A CLASS - 68380U100

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,165,875   $     2,140,934            58,143
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (42)
                                                       ---------------
Net assets                                             $     2,165,833
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,769,842         1,020,021   $          1.74
Band 100                                                       395,991           226,447              1.75
Band 75                                                              0                 0              1.76
Band 50                                                              0                 0              1.78
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.80
                                                       ---------------   ---------------
 Total                                                 $     2,165,833         1,246,468
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,340
Mortality & expense charges                                                                         (4,032)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,692)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,526
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                25,627
                                                                                           ---------------
Net gain (loss)                                                                                     27,153
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        24,461
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,692)  $               (501)
Net realized gain (loss)                                                       1,526                  5,450
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          25,627                 (6,161)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             24,461                 (1,212)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,147,052                 58,062
Cost of units redeemed                                                       (19,791)               (78,644)
Account charges                                                                  (66)                    (9)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,127,195                (20,591)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,151,656                (21,803)
Net assets, beginning                                                         14,177                 35,980
                                                                --------------------   --------------------
Net assets, ending                                              $          2,165,833   $             14,177
                                                                ====================   ====================

Units sold                                                                 1,248,649                 36,517
Units redeemed                                                               (11,453)               (50,510)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,237,196                (13,993)
Units outstanding, beginning                                                   9,272                 23,265
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,246,468                  9,272
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,235,570
Cost of units redeemed/account charges                                                              (98,554)
Net investment income (loss)                                                                         (3,114)
Net realized gain (loss)                                                                              6,990
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 24,941
                                                                                       --------------------
Net assets                                                                             $          2,165,833
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74             1,020   $         1,770              1.25%             13.5%
12/31/2014                        1.53                 9                14              1.25%             -1.1%
12/31/2013                        1.55                23                36              1.25%             43.1%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75               226   $           396              1.00%             13.8%
12/31/2014                        1.54                 0                 0              1.00%             -0.9%
12/31/2013                        1.55                 0                 0              1.00%             43.4%
12/31/2012                        1.08                 0                 0              1.00%              8.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.75%             14.0%
12/31/2014                        1.55                 0                 0              0.75%             -0.6%
12/31/2013                        1.56                 0                 0              0.75%             43.8%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.50%             14.3%
12/31/2014                        1.55                 0                 0              0.50%             -0.4%
12/31/2013                        1.56                 0                 0              0.50%             44.1%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%             14.6%
12/31/2014                        1.56                 0                 0              0.25%             -0.1%
12/31/2013                        1.56                 0                 0              0.25%             44.5%
12/31/2012                        1.08                 0                 0              0.25%              8.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.00%             14.9%
12/31/2014                        1.57                 0                 0              0.00%              0.1%
12/31/2013                        1.57                 0                 0              0.00%             44.9%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.3%
                2013               1.4%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
        OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND Y CLASS - 68380U506

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,717,131   $     1,581,150            49,115
                                                                         ===============   ===============
Receivables: investments sold                                   98,651
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,815,782
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,815,782         1,038,135   $          1.75
Band 100                                                             0                 0              1.76
Band 75                                                              0                 0              1.78
Band 50                                                              0                 0              1.79
Band 25                                                              0                 0              1.80
Band 0                                                               0                 0              1.82
                                                       ---------------   ---------------
 Total                                                 $     1,815,782         1,038,135
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,433
Mortality & expense charges                                                                        (17,660)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,227)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            10,420
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               149,037
                                                                                           ---------------
Net gain (loss)                                                                                    159,457
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       146,230
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,227)  $             (8,595)
Net realized gain (loss)                                                      10,420                  8,389
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         149,037                (21,933)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            146,230                (22,139)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     949,141              1,918,460
Cost of units redeemed                                                      (253,204)            (1,204,982)
Account charges                                                                 (155)                   (34)
                                                                --------------------   --------------------
Increase (decrease)                                                          695,782                713,444
                                                                --------------------   --------------------
Net increase (decrease)                                                      842,012                691,305
Net assets, beginning                                                        973,770                282,465
                                                                --------------------   --------------------
Net assets, ending                                              $          1,815,782   $            973,770
                                                                ====================   ====================

Units sold                                                                   561,961              1,235,929
Units redeemed                                                              (156,946)              (784,875)
                                                                --------------------   --------------------
Net increase (decrease)                                                      405,015                451,054
Units outstanding, beginning                                                 633,120                182,066
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,038,135                633,120
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,138,818
Cost of units redeemed/account charges                                                           (1,458,375)
Net investment income (loss)                                                                        (19,453)
Net realized gain (loss)                                                                             18,811
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                135,981
                                                                                       --------------------
Net assets                                                                             $          1,815,782
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75             1,038   $         1,816              1.25%             13.7%
12/31/2014                        1.54               633               974              1.25%             -0.9%
12/31/2013                        1.55               182               282              1.25%             43.5%
12/31/2012                        1.08                 0                 0              1.25%              8.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              1.00%             14.0%
12/31/2014                        1.55                 0                 0              1.00%             -0.6%
12/31/2013                        1.56                 0                 0              1.00%             43.8%
12/31/2012                        1.08                 0                 0              1.00%              8.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.75%             14.3%
12/31/2014                        1.55                 0                 0              0.75%             -0.4%
12/31/2013                        1.56                 0                 0              0.75%             44.2%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.50%             14.6%
12/31/2014                        1.56                 0                 0              0.50%             -0.1%
12/31/2013                        1.56                 0                 0              0.50%             44.5%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.25%             14.9%
12/31/2014                        1.57                 0                 0              0.25%              0.1%
12/31/2013                        1.57                 0                 0              0.25%             44.9%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.00%             15.1%
12/31/2014                        1.58                 0                 0              0.00%              0.4%
12/31/2013                        1.57                 0                 0              0.00%             45.3%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               1.1%
                2013               1.8%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND A CLASS - 68381F102

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,810,647   $     2,146,902            75,209
                                                                         ===============   ===============
Receivables: investments sold                                    4,158
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,814,805
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,237,250         1,501,728   $          0.82
Band 100                                                       370,164           439,085              0.84
Band 75                                                              0                 0              0.86
Band 50                                                          6,700             7,590              0.88
Band 25                                                              0                 0              0.90
Band 0                                                         200,691           217,137              0.92
                                                       ---------------   ---------------
 Total                                                 $     1,814,805         2,165,540
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,895
Mortality & expense charges                                                                        (17,307)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,412)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            71,702
Realized gain distributions                                                                        203,789
Net change in unrealized appreciation (depreciation)                                              (388,837)
                                                                                           ---------------
Net gain (loss)                                                                                   (113,346)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (123,758)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,412)  $             (7,548)
Net realized gain (loss)                                                      71,702                100,947
Realized gain distributions                                                  203,789                185,265
Net change in unrealized appreciation (depreciation)                        (388,837)              (151,309)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (123,758)               127,355
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,329,854                634,316
Cost of units redeemed                                                      (795,243)              (478,850)
Account charges                                                                 (949)                  (701)
                                                                --------------------   --------------------
Increase (decrease)                                                          533,662                154,765
                                                                --------------------   --------------------
Net increase (decrease)                                                      409,904                282,120
Net assets, beginning                                                      1,404,901              1,122,781
                                                                --------------------   --------------------
Net assets, ending                                              $          1,814,805   $          1,404,901
                                                                ====================   ====================

Units sold                                                                 1,537,737                776,849
Units redeemed                                                              (931,776)              (599,997)
                                                                --------------------   --------------------
Net increase (decrease)                                                      605,961                176,852
Units outstanding, beginning                                               1,559,579              1,382,727
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,165,540              1,559,579
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          9,045,067
Cost of units redeemed/account charges                                                           (7,862,157)
Net investment income (loss)                                                                       (134,618)
Net realized gain (loss)                                                                            569,876
Realized gain distributions                                                                         532,892
Net change in unrealized appreciation (depreciation)                                               (336,255)
                                                                                       --------------------
Net assets                                                                             $          1,814,805
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/23/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.82             1,502   $         1,237              1.25%             -8.4%
12/31/2014                        0.90             1,438             1,293              1.25%             10.9%
12/31/2013                        0.81             1,301             1,055              1.25%             31.7%
12/31/2012                        0.62             2,610             1,606              1.25%             15.3%
12/31/2011                        0.53             4,259             2,273              1.25%             -3.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.84               439   $           370              1.00%             -8.1%
12/31/2014                        0.92               113               104              1.00%             11.2%
12/31/2013                        0.83                72                60              1.00%             32.1%
12/31/2012                        0.63                 0                 0              1.00%             15.6%
12/31/2011                        0.54                 0                 0              1.00%             -3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.86                 0   $             0              0.75%             -7.9%
12/31/2014                        0.94                 0                 0              0.75%             11.4%
12/31/2013                        0.84                 0                 0              0.75%             32.4%
12/31/2012                        0.63                 0                 0              0.75%             15.9%
12/31/2011                        0.55                 0                 0              0.75%             -3.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.88                 8   $             7              0.50%             -7.7%
12/31/2014                        0.96                 8                 8              0.50%             11.7%
12/31/2013                        0.86                 9                 8              0.50%             32.7%
12/31/2012                        0.64                 0                 0              0.50%             16.2%
12/31/2011                        0.56                 0                 0              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              0.25%             -7.5%
12/31/2014                        0.98                 0                 0              0.25%             12.0%
12/31/2013                        0.87                 0                 0              0.25%             33.1%
12/31/2012                        0.65                 0                 0              0.25%             16.5%
12/31/2011                        0.56                 0                 0              0.25%             -2.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.92               217   $           201              0.00%             -7.2%
12/31/2014                        1.00                 0                 0              0.00%             12.3%
12/31/2013                        0.89                 0                 0              0.00%             33.4%
12/31/2012                        0.67                 0                 0              0.00%             16.8%
12/31/2011                        0.57                 0                 0              0.00%             -2.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.6%
                2013               0.0%
                2012               0.7%
                2011               0.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER MAIN STREET MID CAP FUND Y CLASS - 68381F409

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,305,174   $     2,718,611            89,759
                                                                         ===============   ===============
Receivables: investments sold                                    7,042
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,312,216
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,312,216         1,578,128   $          1.47
Band 100                                                             0                 0              1.48
Band 75                                                              0                 0              1.49
Band 50                                                              0                 0              1.50
Band 25                                                              0                 0              1.51
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $     2,312,216         1,578,128
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,248
Mortality & expense charges                                                                        (23,182)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,934)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (54,027)
Realized gain distributions                                                                        248,092
Net change in unrealized appreciation (depreciation)                                              (405,797)
                                                                                           ---------------
Net gain (loss)                                                                                   (211,732)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (220,666)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,934)  $                904
Net realized gain (loss)                                                     (54,027)                 4,600
Realized gain distributions                                                  248,092                161,832
Net change in unrealized appreciation (depreciation)                        (405,797)               (76,205)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (220,666)                91,131
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,512,398                742,901
Cost of units redeemed                                                    (1,276,710)               (50,652)
Account charges                                                                 (104)                    (6)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,235,584                692,243
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,014,918                783,374
Net assets, beginning                                                      1,297,298                513,924
                                                                --------------------   --------------------
Net assets, ending                                              $          2,312,216   $          1,297,298
                                                                ====================   ====================

Units sold                                                                 1,609,623                491,941
Units redeemed                                                              (844,778)               (36,816)
                                                                --------------------   --------------------
Net increase (decrease)                                                      764,845                455,125
Units outstanding, beginning                                                 813,283                358,158
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,578,128                813,283
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          3,723,568
Cost of units redeemed/account charges                                                           (1,350,665)
Net investment income (loss)                                                                        (10,062)
Net realized gain (loss)                                                                            (47,112)
Realized gain distributions                                                                         409,924
Net change in unrealized appreciation (depreciation)                                               (413,437)
                                                                                       --------------------
Net assets                                                                             $          2,312,216
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47             1,578   $         2,312              1.25%             -8.1%
12/31/2014                        1.60               813             1,297              1.25%             11.2%
12/31/2013                        1.43               358               514              1.25%             32.2%
12/31/2012                        1.09                 0                 0              1.25%              8.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              1.00%             -7.9%
12/31/2014                        1.60                 0                 0              1.00%             11.4%
12/31/2013                        1.44                 0                 0              1.00%             32.5%
12/31/2012                        1.09                 0                 0              1.00%              8.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%             -7.7%
12/31/2014                        1.61                 0                 0              0.75%             11.7%
12/31/2013                        1.44                 0                 0              0.75%             32.8%
12/31/2012                        1.09                 0                 0              0.75%              8.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.50%             -7.5%
12/31/2014                        1.62                 0                 0              0.50%             12.0%
12/31/2013                        1.45                 0                 0              0.50%             33.1%
12/31/2012                        1.09                 0                 0              0.50%              8.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%             -7.2%
12/31/2014                        1.63                 0                 0              0.25%             12.3%
12/31/2013                        1.45                 0                 0              0.25%             33.5%
12/31/2012                        1.09                 0                 0              0.25%              8.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%             -7.0%
12/31/2014                        1.64                 0                 0              0.00%             12.6%
12/31/2013                        1.46                 0                 0              0.00%             33.8%
12/31/2012                        1.09                 0                 0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               1.1%
                2013               0.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND Y CLASS - 68380D843

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        67,650   $        63,561             3,840
                                                                         ===============   ===============
Receivables: investments sold                                       25
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        67,675
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        67,675            48,147   $          1.41
Band 100                                                             0                 0              1.42
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.44
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $        67,675            48,147
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           489
Mortality & expense charges                                                                           (865)
                                                                                           ---------------
Net investment income (loss)                                                                          (376)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,362
Realized gain distributions                                                                          6,757
Net change in unrealized appreciation (depreciation)                                               (10,555)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,436)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,812)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (376)  $               (435)
Net realized gain (loss)                                                       2,362                  1,068
Realized gain distributions                                                    6,757                      0
Net change in unrealized appreciation (depreciation)                         (10,555)                 3,762
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,812)                 4,395
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,671                  6,335
Cost of units redeemed                                                       (11,330)                (5,368)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           (5,659)                   967
                                                                --------------------   --------------------
Net increase (decrease)                                                       (7,471)                 5,362
Net assets, beginning                                                         75,146                 69,784
                                                                --------------------   --------------------
Net assets, ending                                              $             67,675   $             75,146
                                                                ====================   ====================

Units sold                                                                     3,985                  4,567
Units redeemed                                                                (8,070)                (3,926)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,085)                   641
Units outstanding, beginning                                                  52,232                 51,591
                                                                --------------------   --------------------
Units outstanding, ending                                                     48,147                 52,232
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             71,056
Cost of units redeemed/account charges                                                              (16,698)
Net investment income (loss)                                                                         (1,001)
Net realized gain (loss)                                                                              3,472
Realized gain distributions                                                                           6,757
Net change in unrealized appreciation (depreciation)                                                  4,089
                                                                                       --------------------
Net assets                                                                             $             67,675
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                48   $            68              1.25%             -2.3%
12/31/2014                        1.44                52                75              1.25%              6.4%
12/31/2013                        1.35                52                70              1.25%             28.0%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              1.00%             -2.1%
12/31/2014                        1.45                 0                 0              1.00%              6.6%
12/31/2013                        1.36                 0                 0              1.00%             28.3%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -1.8%
12/31/2014                        1.45                 0                 0              0.75%              6.9%
12/31/2013                        1.36                 0                 0              0.75%             28.6%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.50%             -1.6%
12/31/2014                        1.46                 0                 0              0.50%              7.2%
12/31/2013                        1.36                 0                 0              0.50%             28.9%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -1.3%
12/31/2014                        1.47                 0                 0              0.25%              7.4%
12/31/2013                        1.37                 0                 0              0.25%             29.2%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%             -1.1%
12/31/2014                        1.48                 0                 0              0.00%              7.7%
12/31/2013                        1.37                 0                 0              0.00%             29.6%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.6%
                2013               1.1%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             OPPENHEIMER MAIN STREET SELECT FUND A CLASS - 68380D876

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       885,137   $       977,408            51,171
                                                                         ===============   ===============
Receivables: investments sold                                      132
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       885,269
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       843,065           604,972   $          1.39
Band 100                                                        42,204            30,049              1.40
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.43
Band 25                                                              0                 0              1.44
Band 0                                                               0                 0              1.45
                                                       ---------------   ---------------
 Total                                                 $       885,269           635,021
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,531
Mortality & expense charges                                                                         (3,238)
                                                                                           ---------------
Net investment income (loss)                                                                         1,293
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,207
Realized gain distributions                                                                         90,559
Net change in unrealized appreciation (depreciation)                                              (122,102)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,336)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,043)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,293   $             (1,320)
Net realized gain (loss)                                                       7,207                  3,849
Realized gain distributions                                                   90,559                      0
Net change in unrealized appreciation (depreciation)                        (122,102)                 5,644
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,043)                 8,173
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     790,179                 21,665
Cost of units redeemed                                                       (32,240)               (18,601)
Account charges                                                                 (141)                   (97)
                                                                --------------------   --------------------
Increase (decrease)                                                          757,798                  2,967
                                                                --------------------   --------------------
Net increase (decrease)                                                      734,755                 11,140
Net assets, beginning                                                        150,514                139,374
                                                                --------------------   --------------------
Net assets, ending                                              $            885,269   $            150,514
                                                                ====================   ====================

Units sold                                                                   554,386                 15,692
Units redeemed                                                               (24,567)               (13,833)
                                                                --------------------   --------------------
Net increase (decrease)                                                      529,819                  1,859
Units outstanding, beginning                                                 105,202                103,343
                                                                --------------------   --------------------
Units outstanding, ending                                                    635,021                105,202
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            963,523
Cost of units redeemed/account charges                                                              (91,222)
Net investment income (loss)                                                                         (1,160)
Net realized gain (loss)                                                                             15,840
Realized gain distributions                                                                          90,559
Net change in unrealized appreciation (depreciation)                                                (92,271)
                                                                                       --------------------
Net assets                                                                             $            885,269
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39               605   $           843              1.25%             -2.6%
12/31/2014                        1.43               105               151              1.25%              6.1%
12/31/2013                        1.35               103               139              1.25%             27.6%
12/31/2012                        1.06                 0                 0              1.25%              5.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                30   $            42              1.00%             -2.4%
12/31/2014                        1.44                 0                 0              1.00%              6.4%
12/31/2013                        1.35                 0                 0              1.00%             27.9%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -2.1%
12/31/2014                        1.45                 0                 0              0.75%              6.6%
12/31/2013                        1.36                 0                 0              0.75%             28.2%
12/31/2012                        1.06                 0                 0              0.75%              5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.50%             -1.9%
12/31/2014                        1.45                 0                 0              0.50%              6.9%
12/31/2013                        1.36                 0                 0              0.50%             28.6%
12/31/2012                        1.06                 0                 0              0.50%              5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.25%             -1.6%
12/31/2014                        1.46                 0                 0              0.25%              7.2%
12/31/2013                        1.36                 0                 0              0.25%             28.9%
12/31/2012                        1.06                 0                 0              0.25%              5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.00%             -1.4%
12/31/2014                        1.47                 0                 0              0.00%              7.4%
12/31/2013                        1.37                 0                 0              0.00%             29.2%
12/31/2012                        1.06                 0                 0              0.00%              5.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.4%
                2013               0.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER SENIOR FLOATING RATE FUND A CLASS - 68381K101

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        32,602   $        35,174             4,289
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        32,603
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        32,603            34,372   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $        32,603            34,372
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,350
Mortality & expense charges                                                                           (383)
                                                                                           ---------------
Net investment income (loss)                                                                           967
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (12)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (2,209)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,221)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,254)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                967   $                133
Net realized gain (loss)                                                         (12)                    (3)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (2,209)                  (363)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,254)                  (233)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       6,687                 28,012
Cost of units redeemed                                                          (423)                  (146)
Account charges                                                                  (32)                    (8)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,232                 27,858
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,978                 27,625
Net assets, beginning                                                         27,625                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             32,603   $             27,625
                                                                ====================   ====================

Units sold                                                                     6,666                 28,327
Units redeemed                                                                  (463)                  (158)
                                                                --------------------   --------------------
Net increase (decrease)                                                        6,203                 28,169
Units outstanding, beginning                                                  28,169                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     34,372                 28,169
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             34,699
Cost of units redeemed/account charges                                                                 (609)
Net investment income (loss)                                                                          1,100
Net realized gain (loss)                                                                                (15)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (2,572)
                                                                                       --------------------
Net assets                                                                             $             32,603
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                34   $            33              1.25%             -3.3%
12/31/2014                        0.98                28                28              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -3.0%
12/31/2014                        0.98                 0                 0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -2.8%
12/31/2014                        0.98                 0                 0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -2.6%
12/31/2014                        0.98                 0                 0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -2.3%
12/31/2014                        0.99                 0                 0              0.25%             -1.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -2.1%
12/31/2014                        0.99                 0                 0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.5%
                2014               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
            OPPENHEIMER SENIOR FLOATING RATE FUND Y CLASS - 68381K408

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        25,118   $        25,736             4,096
                                                                         ===============   ===============
Receivables: investments sold                                    5,934
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        31,052
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        31,052            32,661   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $        31,052            32,661
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           166
Mortality & expense charges                                                                            (38)
                                                                                           ---------------
Net investment income (loss)                                                                           128
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (618)
                                                                                           ---------------
Net gain (loss)                                                                                       (618)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (490)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                128   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                            (618)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (490)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      31,542                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           31,542                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       31,052                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             31,052   $                  0
                                                                ====================   ====================

Units sold                                                                    32,661                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,661                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     32,661                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             31,542
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            128
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                   (618)
                                                                                       --------------------
Net assets                                                                             $             31,052
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                33   $            31              1.25%             -3.1%
12/31/2014                        0.98                 0                 0              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -2.8%
12/31/2014                        0.98                 0                 0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -2.6%
12/31/2014                        0.98                 0                 0              0.75%             -1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -2.3%
12/31/2014                        0.98                 0                 0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -2.1%
12/31/2014                        0.99                 0                 0              0.25%             -1.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -1.8%
12/31/2014                        0.99                 0                 0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND A CLASS - 68380E700

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,679,064   $     1,757,200            37,367
                                                                         ===============   ===============
Receivables: investments sold                                    6,218
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,685,282
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,495,707         1,024,665   $          1.46
Band 100                                                       189,575           128,861              1.47
Band 75                                                              0                 0              1.48
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.51
Band 0                                                               0                 0              1.52
                                                       ---------------   ---------------
 Total                                                 $     1,685,282         1,153,526
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,116
Mortality & expense charges                                                                         (3,378)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,262)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,564)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (78,766)
                                                                                           ---------------
Net gain (loss)                                                                                    (83,330)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (84,592)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,262)  $                (17)
Net realized gain (loss)                                                      (4,564)                     6
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (78,766)                   276
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (84,592)                   265
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,947,533                    250
Cost of units redeemed                                                      (180,760)                    (2)
Account charges                                                                 (120)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,766,653                    243
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,682,061                    508
Net assets, beginning                                                          3,221                  2,713
                                                                --------------------   --------------------
Net assets, ending                                              $          1,685,282   $              3,221
                                                                ====================   ====================

Units sold                                                                 1,272,606                    166
Units redeemed                                                              (121,106)                    (4)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,151,500                    162
Units outstanding, beginning                                                   2,026                  1,864
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,153,526                  2,026
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,950,810
Cost of units redeemed/account charges                                                             (181,640)
Net investment income (loss)                                                                         (1,279)
Net realized gain (loss)                                                                             (4,473)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (78,136)
                                                                                       --------------------
Net assets                                                                             $          1,685,282
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46             1,025   $         1,496              1.25%             -8.2%
12/31/2014                        1.59                 2                 3              1.25%              9.2%
12/31/2013                        1.46                 2                 3              1.25%             36.1%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47               129   $           190              1.00%             -7.9%
12/31/2014                        1.60                 0                 0              1.00%              9.5%
12/31/2013                        1.46                 0                 0              1.00%             36.4%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.75%             -7.7%
12/31/2014                        1.61                 0                 0              0.75%              9.7%
12/31/2013                        1.46                 0                 0              0.75%             36.7%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%             -7.5%
12/31/2014                        1.62                 0                 0              0.50%             10.0%
12/31/2013                        1.47                 0                 0              0.50%             37.1%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%             -7.2%
12/31/2014                        1.62                 0                 0              0.25%             10.3%
12/31/2013                        1.47                 0                 0              0.25%             37.4%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.00%             -7.0%
12/31/2014                        1.63                 0                 0              0.00%             10.6%
12/31/2013                        1.48                 0                 0              0.00%             37.8%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.6%
                2013               1.6%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
               OPPENHEIMER MID CAP VALUE FUND Y CLASS - 68380E783

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       203,610   $       219,317             4,440
                                                                         ===============   ===============
Receivables: investments sold                                    1,577
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       205,187
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       205,187           139,272   $          1.47
Band 100                                                             0                 0              1.48
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.52
Band 0                                                               0                 0              1.53
                                                       ---------------   ---------------
 Total                                                 $       205,187           139,272
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,529
Mortality & expense charges                                                                         (2,802)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,273)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,538
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (17,607)
                                                                                           ---------------
Net gain (loss)                                                                                    (13,069)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,342)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,273)  $                (99)
Net realized gain (loss)                                                       4,538                  1,220
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (17,607)                 1,878
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,342)                 2,999
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     581,948                110,792
Cost of units redeemed                                                      (409,014)               (68,365)
Account charges                                                                  (18)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                          172,916                 42,382
                                                                --------------------   --------------------
Net increase (decrease)                                                      158,574                 45,381
Net assets, beginning                                                         46,613                  1,232
                                                                --------------------   --------------------
Net assets, ending                                              $            205,187   $             46,613
                                                                ====================   ====================

Units sold                                                                   362,157                 77,207
Units redeemed                                                              (252,006)               (48,929)
                                                                --------------------   --------------------
Net increase (decrease)                                                      110,151                 28,278
Units outstanding, beginning                                                  29,121                    843
                                                                --------------------   --------------------
Units outstanding, ending                                                    139,272                 29,121
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            693,939
Cost of units redeemed/account charges                                                             (477,442)
Net investment income (loss)                                                                         (1,361)
Net realized gain (loss)                                                                              5,758
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (15,707)
                                                                                       --------------------
Net assets                                                                             $            205,187
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47               139   $           205              1.25%             -8.0%
12/31/2014                        1.60                29                47              1.25%              9.6%
12/31/2013                        1.46                 1                 1              1.25%             36.5%
12/31/2012                        1.07                 0                 0              1.25%              7.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              1.00%             -7.7%
12/31/2014                        1.61                 0                 0              1.00%              9.8%
12/31/2013                        1.46                 0                 0              1.00%             36.8%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -7.5%
12/31/2014                        1.62                 0                 0              0.75%             10.1%
12/31/2013                        1.47                 0                 0              0.75%             37.1%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%             -7.3%
12/31/2014                        1.63                 0                 0              0.50%             10.4%
12/31/2013                        1.47                 0                 0              0.50%             37.5%
12/31/2012                        1.07                 0                 0              0.50%              7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.25%             -7.0%
12/31/2014                        1.64                 0                 0              0.25%             10.7%
12/31/2013                        1.48                 0                 0              0.25%             37.8%
12/31/2012                        1.07                 0                 0              0.25%              7.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.00%             -6.8%
12/31/2014                        1.64                 0                 0              0.00%             10.9%
12/31/2013                        1.48                 0                 0              0.00%             38.2%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.7%
                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND A CLASS - 68380J303

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       339,970   $       337,208            11,074
                                                                         ===============   ===============
Receivables: investments sold                                      248
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       340,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       299,422           249,364   $          1.20
Band 100                                                             0                 0              1.23
Band 75                                                              0                 0              1.25
Band 50                                                              0                 0              1.28
Band 25                                                              0                 0              1.30
Band 0                                                          40,796            30,691              1.33
                                                       ---------------   ---------------
 Total                                                 $       340,218           280,055
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,562
Mortality & expense charges                                                                         (2,481)
                                                                                           ---------------
Net investment income (loss)                                                                            81
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,265
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (27,716)
                                                                                           ---------------
Net gain (loss)                                                                                    (15,451)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,370)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 81   $               (287)
Net realized gain (loss)                                                      12,265                 56,260
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (27,716)               (43,082)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,370)                12,891
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     217,481                 32,242
Cost of units redeemed                                                       (71,659)              (628,089)
Account charges                                                                 (136)                   (66)
                                                                --------------------   --------------------
Increase (decrease)                                                          145,686               (595,913)
                                                                --------------------   --------------------
Net increase (decrease)                                                      130,316               (583,022)
Net assets, beginning                                                        209,902                792,924
                                                                --------------------   --------------------
Net assets, ending                                              $            340,218   $            209,902
                                                                ====================   ====================

Units sold                                                                   171,392                 28,538
Units redeemed                                                               (57,411)              (547,616)
                                                                --------------------   --------------------
Net increase (decrease)                                                      113,981               (519,078)
Units outstanding, beginning                                                 166,074                685,152
                                                                --------------------   --------------------
Units outstanding, ending                                                    280,055                166,074
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,024,562
Cost of units redeemed/account charges                                                             (772,050)
Net investment income (loss)                                                                          3,994
Net realized gain (loss)                                                                             80,950
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  2,762
                                                                                       --------------------
Net assets                                                                             $            340,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20               249   $           299              1.25%             -5.0%
12/31/2014                        1.26               166               210              1.25%              9.2%
12/31/2013                        1.16               685               793              1.25%             28.6%
12/31/2012                        0.90                25                23              1.25%             12.1%
12/31/2011                        0.80                11                 9              1.25%             -5.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              1.00%             -4.8%
12/31/2014                        1.29                 0                 0              1.00%              9.5%
12/31/2013                        1.18                 0                 0              1.00%             29.0%
12/31/2012                        0.91                 0                 0              1.00%             12.4%
12/31/2011                        0.81                 0                 0              1.00%             -5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.75%             -4.5%
12/31/2014                        1.31                 0                 0              0.75%              9.8%
12/31/2013                        1.19                 0                 0              0.75%             29.3%
12/31/2012                        0.92                 0                 0              0.75%             12.7%
12/31/2011                        0.82                 0                 0              0.75%             -5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.50%             -4.3%
12/31/2014                        1.33                 0                 0              0.50%             10.0%
12/31/2013                        1.21                 0                 0              0.50%             29.6%
12/31/2012                        0.93                 0                 0              0.50%             12.9%
12/31/2011                        0.83                 0                 0              0.50%             -5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.25%             -4.0%
12/31/2014                        1.36                 0                 0              0.25%             10.3%
12/31/2013                        1.23                 0                 0              0.25%             29.9%
12/31/2012                        0.95                 0                 0              0.25%             13.2%
12/31/2011                        0.84                 0                 0              0.25%             -5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                31   $            41              0.00%             -3.8%
12/31/2014                        1.38                 0                 0              0.00%             10.6%
12/31/2013                        1.25                 0                 0              0.00%             30.3%
12/31/2012                        0.96                 0                 0              0.00%             13.5%
12/31/2011                        0.85                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.5%
                2013               2.3%
                2012               1.8%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   OPPENHEIMER VALUE FUND Y CLASS - 68380J816

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        41,633   $        41,083             1,328
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        41,640
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        41,640            29,107   $          1.43
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.48
Band 0                                                               0                 0              1.49
                                                       ---------------   ---------------
 Total                                                 $        41,640            29,107
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           514
Mortality & expense charges                                                                           (478)
                                                                                           ---------------
Net investment income (loss)                                                                            36
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             2,739
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (5,943)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,204)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (3,168)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 36   $                105
Net realized gain (loss)                                                       2,739                     52
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (5,943)                 3,920
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (3,168)                 4,077
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      18,675                  8,320
Cost of units redeemed                                                       (24,772)                    (8)
Account charges                                                                   (6)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           (6,103)                 8,312
                                                                --------------------   --------------------
Net increase (decrease)                                                       (9,271)                12,389
Net assets, beginning                                                         50,911                 38,522
                                                                --------------------   --------------------
Net assets, ending                                              $             41,640   $             50,911
                                                                ====================   ====================

Units sold                                                                    12,450                  5,820
Units redeemed                                                               (17,240)                    (5)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (4,790)                 5,815
Units outstanding, beginning                                                  33,897                 28,082
                                                                --------------------   --------------------
Units outstanding, ending                                                     29,107                 33,897
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $             62,599
Cost of units redeemed/account charges                                                              (24,786)
Net investment income (loss)                                                                            482
Net realized gain (loss)                                                                              2,795
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                    550
                                                                                       --------------------
Net assets                                                                             $             41,640
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                29   $            42              1.25%             -4.7%
12/31/2014                        1.50                34                51              1.25%              9.5%
12/31/2013                        1.37                28                39              1.25%             29.1%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -4.5%
12/31/2014                        1.51                 0                 0              1.00%              9.8%
12/31/2013                        1.38                 0                 0              1.00%             29.4%
12/31/2012                        1.06                 0                 0              1.00%              6.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%             -4.3%
12/31/2014                        1.52                 0                 0              0.75%             10.0%
12/31/2013                        1.38                 0                 0              0.75%             29.7%
12/31/2012                        1.06                 0                 0              0.75%              6.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -4.0%
12/31/2014                        1.53                 0                 0              0.50%             10.3%
12/31/2013                        1.38                 0                 0              0.50%             30.0%
12/31/2012                        1.06                 0                 0              0.50%              6.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -3.8%
12/31/2014                        1.53                 0                 0              0.25%             10.6%
12/31/2013                        1.39                 0                 0              0.25%             30.4%
12/31/2012                        1.06                 0                 0              0.25%              6.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.00%             -3.6%
12/31/2014                        1.54                 0                 0              0.00%             10.9%
12/31/2013                        1.39                 0                 0              0.00%             30.7%
12/31/2012                        1.06                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.5%
                2013               2.7%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER ACTIVE ALLOCATION FUND Y CLASS - 68382P760 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%              0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%              1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
           OPPENHEIMER CORE BOND FUND Y CLASS - 683969604 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -1.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -1.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -0.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
       OPPENHEIMER ACTIVE ALLOCATION FUND A CLASS - 68382P885 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.00
Band 50                                                              0                 0              1.00
Band 25                                                              0                 0              1.01
Band 0                                                               0                 0              1.01
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.50%              0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.25%              0.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                 OPPENHEIMER CORE BOND FUND A CLASS - 683969109

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       180,194   $       181,722            26,091
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,341)
                                                       ---------------
Net assets                                             $       175,853
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       175,853           179,594   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $       175,853           179,594
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           845
Mortality & expense charges                                                                           (286)
                                                                                           ---------------
Net investment income (loss)                                                                           559
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (22)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,528)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,550)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (991)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                559   $                  0
Net realized gain (loss)                                                         (22)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,528)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (991)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     183,790                      0
Cost of units redeemed                                                        (6,946)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          176,844                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      175,853                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            175,853   $                  0
                                                                ====================   ====================

Units sold                                                                   186,701                      0
Units redeemed                                                                (7,107)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      179,594                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    179,594                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            183,790
Cost of units redeemed/account charges                                                               (6,946)
Net investment income (loss)                                                                            559
Net realized gain (loss)                                                                                (22)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (1,528)
                                                                                       --------------------
Net assets                                                                             $            175,853
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98               180   $           176              1.25%             -2.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
              PARNASSUS CORE EQUITY FUND INVESTOR CLASS - 701769101

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,419,810   $    12,476,903           335,463
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (17,709)
                                                       ---------------
Net assets                                             $    12,402,101
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,402,101         6,938,021   $          1.79
Band 100                                                             0                 0              1.81
Band 75                                                              0                 0              1.83
Band 50                                                              0                 0              1.86
Band 25                                                              0                 0              1.88
Band 0                                                               0                 0              1.91
                                                       ---------------   ---------------
 Total                                                 $    12,402,101         6,938,021
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       264,428
Mortality & expense charges                                                                       (160,439)
                                                                                           ---------------
Net investment income (loss)                                                                       103,989
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           281,004
Realized gain distributions                                                                        858,473
Net change in unrealized appreciation (depreciation)                                            (1,484,314)
                                                                                           ---------------
Net gain (loss)                                                                                   (344,837)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (240,848)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            103,989   $             34,015
Net realized gain (loss)                                                     281,004                 88,610
Realized gain distributions                                                  858,473                194,144
Net change in unrealized appreciation (depreciation)                      (1,484,314)             1,024,438
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (240,848)             1,341,207
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,156,702              2,188,787
Cost of units redeemed                                                    (2,487,008)            (1,345,465)
Account charges                                                               (1,591)                  (509)
                                                                --------------------   --------------------
Increase (decrease)                                                          668,103                842,813
                                                                --------------------   --------------------
Net increase (decrease)                                                      427,255              2,184,020
Net assets, beginning                                                     11,974,846              9,790,826
                                                                --------------------   --------------------
Net assets, ending                                              $         12,402,101   $         11,974,846
                                                                ====================   ====================

Units sold                                                                 1,773,657              1,305,965
Units redeemed                                                            (1,414,900)              (808,522)
                                                                --------------------   --------------------
Net increase (decrease)                                                      358,757                497,443
Units outstanding, beginning                                               6,579,264              6,081,821
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,938,021              6,579,264
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $         14,364,791
Cost of units redeemed/account charges                                                           (3,982,712)
Net investment income (loss)                                                                        179,435
Net realized gain (loss)                                                                            389,231
Realized gain distributions                                                                       1,508,449
Net change in unrealized appreciation (depreciation)                                                (57,093)
                                                                                       --------------------
Net assets                                                                             $         12,402,101
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79             6,938   $        12,402              1.25%             -1.8%
12/31/2014                        1.82             6,579            11,975              1.25%             13.1%
12/31/2013                        1.61             6,082             9,791              1.25%             32.3%
12/31/2012                        1.22               200               243              1.25%             14.0%
12/31/2011                        1.07                 0                 0              1.25%              1.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              1.00%             -1.5%
12/31/2014                        1.84                 0                 0              1.00%             13.3%
12/31/2013                        1.62                 0                 0              1.00%             32.7%
12/31/2012                        1.22                 0                 0              1.00%             14.3%
12/31/2011                        1.07                 0                 0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.75%             -1.3%
12/31/2014                        1.86                 0                 0              0.75%             13.6%
12/31/2013                        1.64                 0                 0              0.75%             33.0%
12/31/2012                        1.23                 0                 0              0.75%             14.6%
12/31/2011                        1.07                 0                 0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.50%             -1.0%
12/31/2014                        1.88                 0                 0              0.50%             13.9%
12/31/2013                        1.65                 0                 0              0.50%             33.3%
12/31/2012                        1.24                 0                 0              0.50%             14.8%
12/31/2011                        1.08                 0                 0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             -0.8%
12/31/2014                        1.90                 0                 0              0.25%             14.2%
12/31/2013                        1.66                 0                 0              0.25%             33.7%
12/31/2012                        1.24                 0                 0              0.25%             15.1%
12/31/2011                        1.08                 0                 0              0.25%              2.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              0.00%             -0.6%
12/31/2014                        1.92                 0                 0              0.00%             14.5%
12/31/2013                        1.68                 0                 0              0.00%             34.0%
12/31/2012                        1.25                 0                 0              0.00%             15.4%
12/31/2011                        1.08                 0                 0              0.00%              3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               1.5%
                2013               1.5%
                2012               3.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                           PARNASSUS FUND - 701765109

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,962,018   $     2,095,439            48,500
                                                                         ===============   ===============
Receivables: investments sold                                      303
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,962,321
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,962,321         1,038,120   $          1.89
Band 100                                                             0                 0              1.91
Band 75                                                              0                 0              1.94
Band 50                                                              0                 0              1.97
Band 25                                                              0                 0              1.99
Band 0                                                               0                 0              2.02
                                                       ---------------   ---------------
 Total                                                 $     1,962,321         1,038,120
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        82,698
Mortality & expense charges                                                                        (24,461)
                                                                                           ---------------
Net investment income (loss)                                                                        58,237
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            21,914
Realized gain distributions                                                                        247,941
Net change in unrealized appreciation (depreciation)                                              (350,926)
                                                                                           ---------------
Net gain (loss)                                                                                    (81,071)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (22,834)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             58,237   $             39,250
Net realized gain (loss)                                                      21,914                 40,781
Realized gain distributions                                                  247,941                 99,714
Net change in unrealized appreciation (depreciation)                        (350,926)                38,856
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (22,834)               218,601
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     274,846                222,715
Cost of units redeemed                                                      (149,273)              (249,710)
Account charges                                                               (3,570)                (3,444)
                                                                --------------------   --------------------
Increase (decrease)                                                          122,003                (30,439)
                                                                --------------------   --------------------
Net increase (decrease)                                                       99,169                188,162
Net assets, beginning                                                      1,863,152              1,674,990
                                                                --------------------   --------------------
Net assets, ending                                              $          1,962,321   $          1,863,152
                                                                ====================   ====================

Units sold                                                                   142,349                125,395
Units redeemed                                                               (80,143)              (143,100)
                                                                --------------------   --------------------
Net increase (decrease)                                                       62,206                (17,705)
Units outstanding, beginning                                                 975,914                993,619
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,038,120                975,914
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,428,531
Cost of units redeemed/account charges                                                           (1,261,093)
Net investment income (loss)                                                                        152,848
Net realized gain (loss)                                                                             81,334
Realized gain distributions                                                                         694,122
Net change in unrealized appreciation (depreciation)                                               (133,421)
                                                                                       --------------------
Net assets                                                                             $          1,962,321
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89             1,038   $         1,962              1.25%             -1.0%
12/31/2014                        1.91               976             1,863              1.25%             13.3%
12/31/2013                        1.69               994             1,675              1.25%             32.6%
12/31/2012                        1.27               993             1,263              1.25%             24.5%
12/31/2011                        1.02               952               973              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              1.00%             -0.7%
12/31/2014                        1.93                 0                 0              1.00%             13.5%
12/31/2013                        1.70                 0                 0              1.00%             32.9%
12/31/2012                        1.28                 0                 0              1.00%             24.8%
12/31/2011                        1.02                 0                 0              1.00%             -6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.75%             -0.5%
12/31/2014                        1.95                 0                 0              0.75%             13.8%
12/31/2013                        1.71                 0                 0              0.75%             33.2%
12/31/2012                        1.29                 0                 0              0.75%             25.1%
12/31/2011                        1.03                 0                 0              0.75%             -5.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.50%             -0.2%
12/31/2014                        1.97                 0                 0              0.50%             14.1%
12/31/2013                        1.73                 0                 0              0.50%             33.6%
12/31/2012                        1.29                 0                 0              0.50%             25.4%
12/31/2011                        1.03                 0                 0              0.50%             -5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.25%              0.0%
12/31/2014                        1.99                 0                 0              0.25%             14.4%
12/31/2013                        1.74                 0                 0              0.25%             33.9%
12/31/2012                        1.30                 0                 0              0.25%             25.7%
12/31/2011                        1.03                 0                 0              0.25%             -5.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.00%              0.3%
12/31/2014                        2.01                 0                 0              0.00%             14.7%
12/31/2013                        1.75                 0                 0              0.00%             34.2%
12/31/2012                        1.31                 0                 0              0.00%             26.0%
12/31/2011                        1.04                 0                 0              0.00%             -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.3%
                2014               3.4%
                2013               4.6%
                2012               2.2%
                2011               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                       PARNASSUS MID CAP FUND - 701765885

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,612,304   $     3,855,866           140,424
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (23,064)
                                                       ---------------
Net assets                                             $     3,589,240
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,564,452           887,043   $          1.76
Band 100                                                             0                 0              1.79
Band 75                                                              0                 0              1.81
Band 50                                                              0                 0              1.83
Band 25                                                              0                 0              1.86
Band 0                                                       2,024,788         1,076,133              1.88
                                                       ---------------   ---------------
 Total                                                 $     3,589,240         1,963,176
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        24,990
Mortality & expense charges                                                                        (14,025)
                                                                                           ---------------
Net investment income (loss)                                                                        10,965
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            13,796
Realized gain distributions                                                                        195,327
Net change in unrealized appreciation (depreciation)                                              (278,716)
                                                                                           ---------------
Net gain (loss)                                                                                    (69,593)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (58,628)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,965   $                215
Net realized gain (loss)                                                      13,796                 89,380
Realized gain distributions                                                  195,327                  9,671
Net change in unrealized appreciation (depreciation)                        (278,716)               (62,772)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (58,628)                36,494
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,420,605              1,657,386
Cost of units redeemed                                                      (636,879)            (1,647,804)
Account charges                                                                 (831)                  (158)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,782,895                  9,424
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,724,267                 45,918
Net assets, beginning                                                        864,973                819,055
                                                                --------------------   --------------------
Net assets, ending                                              $          3,589,240   $            864,973
                                                                ====================   ====================

Units sold                                                                 1,837,113                997,980
Units redeemed                                                              (354,092)            (1,017,302)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,483,021                (19,322)
Units outstanding, beginning                                                 480,155                499,477
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,963,176                480,155
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          5,932,328
Cost of units redeemed/account charges                                                           (2,455,936)
Net investment income (loss)                                                                         12,115
Net realized gain (loss)                                                                            118,524
Realized gain distributions                                                                         225,771
Net change in unrealized appreciation (depreciation)                                               (243,562)
                                                                                       --------------------
Net assets                                                                             $          3,589,240
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76               887   $         1,564              1.25%             -2.1%
12/31/2014                        1.80               480               865              1.25%              9.9%
12/31/2013                        1.64               499               819              1.25%             26.7%
12/31/2012                        1.29                 2                 3              1.25%             17.1%
12/31/2011                        1.11                 2                 2              1.25%              2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              1.00%             -1.9%
12/31/2014                        1.82                 0                 0              1.00%             10.1%
12/31/2013                        1.65                 0                 0              1.00%             27.0%
12/31/2012                        1.30                 0                 0              1.00%             17.4%
12/31/2011                        1.11                 0                 0              1.00%              2.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.75%             -1.6%
12/31/2014                        1.84                 0                 0              0.75%             10.4%
12/31/2013                        1.67                 0                 0              0.75%             27.3%
12/31/2012                        1.31                 0                 0              0.75%             17.7%
12/31/2011                        1.11                 0                 0              0.75%              2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.50%             -1.4%
12/31/2014                        1.86                 0                 0              0.50%             10.7%
12/31/2013                        1.68                 0                 0              0.50%             27.6%
12/31/2012                        1.32                 0                 0              0.50%             18.0%
12/31/2011                        1.12                 0                 0              0.50%              2.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.25%             -1.1%
12/31/2014                        1.88                 0                 0              0.25%             11.0%
12/31/2013                        1.69                 0                 0              0.25%             27.9%
12/31/2012                        1.32                 0                 0              0.25%             18.3%
12/31/2011                        1.12                 0                 0              0.25%              3.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88             1,076   $         2,025              0.00%             -0.9%
12/31/2014                        1.90                 0                 0              0.00%             11.2%
12/31/2013                        1.71                 0                 0              0.00%             28.3%
12/31/2012                        1.33                 0                 0              0.00%             18.6%
12/31/2011                        1.12                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.7%
                2013               2.1%
                2012               1.8%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
          PAX WORLD BALANCED FUND INDIVIDUAL INVESTOR CLASS - 704223106

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        45,966   $        49,715             2,113
                                                                         ===============   ===============
Receivables: investments sold                                       13
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        45,979
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        45,979            27,400   $          1.68
Band 100                                                             0                 0              1.71
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.76
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.82
                                                       ---------------   ---------------
 Total                                                 $        45,979            27,400
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           372
Mortality & expense charges                                                                           (595)
                                                                                           ---------------
Net investment income (loss)                                                                          (223)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,302)
Realized gain distributions                                                                          3,139
Net change in unrealized appreciation (depreciation)                                                (1,008)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,171)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,394)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (223)  $                (59)
Net realized gain (loss)                                                      (3,302)                     2
Realized gain distributions                                                    3,139                  3,488
Net change in unrealized appreciation (depreciation)                          (1,008)                (2,668)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,394)                   763
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      82,920                 28,557
Cost of units redeemed                                                       (76,089)                     0
Account charges                                                                  (15)                    (2)
                                                                --------------------   --------------------
Increase (decrease)                                                            6,816                 28,555
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,422                 29,318
Net assets, beginning                                                         40,557                 11,239
                                                                --------------------   --------------------
Net assets, ending                                              $             45,979   $             40,557
                                                                ====================   ====================

Units sold                                                                    49,590                 16,727
Units redeemed                                                               (45,933)                    (1)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,657                 16,726
Units outstanding, beginning                                                  23,743                  7,017
                                                                --------------------   --------------------
Units outstanding, ending                                                     27,400                 23,743
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            121,657
Cost of units redeemed/account charges                                                              (76,121)
Net investment income (loss)                                                                           (295)
Net realized gain (loss)                                                                             (3,294)
Realized gain distributions                                                                           7,781
Net change in unrealized appreciation (depreciation)                                                 (3,749)
                                                                                       --------------------
Net assets                                                                             $             45,979
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                27   $            46              1.25%             -1.8%
12/31/2014                        1.71                24                41              1.25%              6.7%
12/31/2013                        1.60                 7                11              1.25%             14.9%
12/31/2012                        1.39                 3                 4              1.25%              9.9%
12/31/2011                        1.27                 0                 0              1.25%             -3.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              1.00%             -1.5%
12/31/2014                        1.73                 0                 0              1.00%              6.9%
12/31/2013                        1.62                 0                 0              1.00%             15.2%
12/31/2012                        1.41                 0                 0              1.00%             10.2%
12/31/2011                        1.28                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%             -1.3%
12/31/2014                        1.76                 0                 0              0.75%              7.2%
12/31/2013                        1.64                 0                 0              0.75%             15.5%
12/31/2012                        1.42                 0                 0              0.75%             10.4%
12/31/2011                        1.29                 0                 0              0.75%             -2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.50%             -1.0%
12/31/2014                        1.78                 0                 0              0.50%              7.5%
12/31/2013                        1.66                 0                 0              0.50%             15.8%
12/31/2012                        1.43                 0                 0              0.50%             10.7%
12/31/2011                        1.29                 0                 0              0.50%             -2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%             -0.8%
12/31/2014                        1.81                 0                 0              0.25%              7.7%
12/31/2013                        1.68                 0                 0              0.25%             16.1%
12/31/2012                        1.45                 0                 0              0.25%             11.0%
12/31/2011                        1.30                 0                 0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.00%             -0.5%
12/31/2014                        1.83                 0                 0              0.00%              8.0%
12/31/2013                        1.70                 0                 0              0.00%             16.3%
12/31/2012                        1.46                 0                 0              0.00%             11.3%
12/31/2011                        1.31                 0                 0              0.00%             -1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.5%
                2013               0.8%
                2012               1.3%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
                   PAX WORLD BALANCED FUND R CLASS - 704223304

                             STATEMENT OF NET ASSETS
                                December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,350,524   $     1,526,664            61,545
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,055)
                                                       ---------------
Net assets                                             $     1,348,469
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,192,108           721,820   $          1.65
Band 100                                                       142,081            84,607              1.68
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.74
Band 25                                                              0                 0              1.77
Band 0                                                          14,280             7,955              1.80
                                                       ---------------   ---------------
 Total                                                 $     1,348,469           814,382
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,252
Mortality & expense charges                                                                        (16,188)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,936)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,291)
Realized gain distributions                                                                         92,992
Net change in unrealized appreciation (depreciation)                                              (107,732)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,031)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,967)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,936)  $             (7,495)
Net realized gain (loss)                                                      (3,291)                   306
Realized gain distributions                                                   92,992                128,434
Net change in unrealized appreciation (depreciation)                        (107,732)               (41,772)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,967)                79,473
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     109,792                155,043
Cost of units redeemed                                                       (52,703)              (241,769)
Account charges                                                                 (330)                  (498)
                                                                --------------------   --------------------
Increase (decrease)                                                           56,759                (87,224)
                                                                --------------------   --------------------
Net increase (decrease)                                                       30,792                 (7,751)
Net assets, beginning                                                      1,317,677              1,325,428
                                                                --------------------   --------------------
Net assets, ending                                              $          1,348,469   $          1,317,677
                                                                ====================   ====================

Units sold                                                                    65,736                181,824
Units redeemed                                                               (32,058)              (237,726)
                                                                --------------------   --------------------
Net increase (decrease)                                                       33,678                (55,902)
Units outstanding, beginning                                                 780,704                836,606
                                                                --------------------   --------------------
Units outstanding, ending                                                    814,382                780,704
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,730,910
Cost of units redeemed/account charges                                                           (1,863,152)
Net investment income (loss)                                                                        (14,036)
Net realized gain (loss)                                                                            311,279
Realized gain distributions                                                                         359,608
Net change in unrealized appreciation (depreciation)                                               (176,140)
                                                                                       --------------------
Net assets                                                                             $          1,348,469
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65               722   $         1,192              1.25%             -1.9%
12/31/2014                        1.68               691             1,163              1.25%              6.3%
12/31/2013                        1.58               834             1,320              1.25%             14.6%
12/31/2012                        1.38               847             1,171              1.25%              9.6%
12/31/2011                        1.26               662               834              1.25%             -3.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                85   $           142              1.00%             -1.7%
12/31/2014                        1.71                85               145              1.00%              6.6%
12/31/2013                        1.60                 0                 0              1.00%             14.9%
12/31/2012                        1.39                 0                 0              1.00%              9.9%
12/31/2011                        1.27                 0                 0              1.00%             -3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%             -1.5%
12/31/2014                        1.73                 0                 0              0.75%              6.9%
12/31/2013                        1.62                 0                 0              0.75%             15.2%
12/31/2012                        1.41                 0                 0              0.75%             10.2%
12/31/2011                        1.28                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.50%             -1.2%
12/31/2014                        1.76                 0                 0              0.50%              7.1%
12/31/2013                        1.64                 0                 0              0.50%             15.5%
12/31/2012                        1.42                 0                 0              0.50%             10.5%
12/31/2011                        1.29                 0                 0              0.50%             -2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.25%             -1.0%
12/31/2014                        1.78                 0                 0              0.25%              7.4%
12/31/2013                        1.66                 0                 0              0.25%             15.8%
12/31/2012                        1.43                 0                 0              0.25%             10.7%
12/31/2011                        1.29                 0                 0              0.25%             -2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 8   $            14              0.00%             -0.7%
12/31/2014                        1.81                 5                 9              0.00%              7.7%
12/31/2013                        1.68                 3                 5              0.00%             16.1%
12/31/2012                        1.45                 3                 5              0.00%             11.0%
12/31/2011                        1.30               300               391              0.00%             -2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.6%
                2013               0.5%
                2012               1.3%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
         PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND R CLASS - 704223767

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       465,222   $       440,163            39,307
                                                                         ===============   ===============
Receivables: investments sold                                      960
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       466,182
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       401,694           225,876   $          1.78
Band 100                                                        31,104            17,201              1.81
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.87
Band 25                                                              0                 0              1.90
Band 0                                                          33,384            17,271              1.93
                                                       ---------------   ---------------
 Total                                                 $       466,182           260,348
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,083
Mortality & expense charges                                                                         (6,454)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,371)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            75,780
Realized gain distributions                                                                          2,950
Net change in unrealized appreciation (depreciation)                                               (90,156)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,426)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,797)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,371)  $             (3,729)
Net realized gain (loss)                                                      75,780                 34,589
Realized gain distributions                                                    2,950                  4,549
Net change in unrealized appreciation (depreciation)                         (90,156)               (65,298)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,797)               (29,889)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     136,146                144,979
Cost of units redeemed                                                      (356,201)              (142,047)
Account charges                                                                 (148)                  (117)
                                                                --------------------   --------------------
Increase (decrease)                                                         (220,203)                 2,815
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,000)               (27,074)
Net assets, beginning                                                        703,182                730,256
                                                                --------------------   --------------------
Net assets, ending                                              $            466,182   $            703,182
                                                                ====================   ====================

Units sold                                                                    76,048                 87,916
Units redeemed                                                              (198,907)               (86,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (122,859)                 1,742
Units outstanding, beginning                                                 383,207                381,465
                                                                --------------------   --------------------
Units outstanding, ending                                                    260,348                383,207
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          1,175,254
Cost of units redeemed/account charges                                                             (919,425)
Net investment income (loss)                                                                         (8,089)
Net realized gain (loss)                                                                            179,233
Realized gain distributions                                                                          14,150
Net change in unrealized appreciation (depreciation)                                                 25,059
                                                                                       --------------------
Net assets                                                                             $            466,182
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78               226   $           402              1.25%             -2.9%
12/31/2014                        1.83               365               669              1.25%             -4.2%
12/31/2013                        1.91               374               715              1.25%             30.1%
12/31/2012                        1.47               398               585              1.25%             17.5%
12/31/2011                        1.25               180               225              1.25%            -11.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                17   $            31              1.00%             -2.6%
12/31/2014                        1.86                 8                15              1.00%             -4.0%
12/31/2013                        1.93                 0                 0              1.00%             30.4%
12/31/2012                        1.48                 0                 0              1.00%             17.8%
12/31/2011                        1.26                 0                 0              1.00%            -11.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -2.4%
12/31/2014                        1.88                 0                 0              0.75%             -3.8%
12/31/2013                        1.96                 0                 0              0.75%             30.7%
12/31/2012                        1.50                 0                 0              0.75%             18.1%
12/31/2011                        1.27                 0                 0              0.75%            -11.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.50%             -2.1%
12/31/2014                        1.91                 0                 0              0.50%             -3.5%
12/31/2013                        1.98                 0                 0              0.50%             31.1%
12/31/2012                        1.51                 0                 0              0.50%             18.4%
12/31/2011                        1.28                 0                 0              0.50%            -11.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.25%             -1.9%
12/31/2014                        1.94                 0                 0              0.25%             -3.3%
12/31/2013                        2.00                 0                 0              0.25%             31.4%
12/31/2012                        1.52                 0                 0              0.25%             18.7%
12/31/2011                        1.29                 0                 0              0.25%            -10.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                17   $            33              0.00%             -1.6%
12/31/2014                        1.97                10                20              0.00%             -3.0%
12/31/2013                        2.03                 7                15              0.00%             31.7%
12/31/2012                        1.54                 7                10              0.00%             18.9%
12/31/2011                        1.29                 3                 4              0.00%            -10.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.7%
                2013               1.6%
                2012               1.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
  PAX WORLD GLOBAL ENVIRONMENTAL MARKETS FUND INDIV. INVESTOR CLASS - 704223783

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       335,530   $       349,089            28,054
                                                                         ===============   ===============
Receivables: investments sold                                        7
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       335,537
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       335,537           185,794   $          1.81
Band 100                                                             0                 0              1.84
Band 75                                                              0                 0              1.87
Band 50                                                              0                 0              1.90
Band 25                                                              0                 0              1.93
Band 0                                                               0                 0              1.96
                                                       ---------------   ---------------
 Total                                                 $       335,537           185,794
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           764
Mortality & expense charges                                                                         (3,580)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,816)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,344)
Realized gain distributions                                                                          2,146
Net change in unrealized appreciation (depreciation)                                                (5,718)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,916)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,732)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,816)  $               (717)
Net realized gain (loss)                                                      (3,344)                   340
Realized gain distributions                                                    2,146                    813
Net change in unrealized appreciation (depreciation)                          (5,718)               (12,030)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,732)               (11,594)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     166,167                308,781
Cost of units redeemed                                                      (128,625)                   (81)
Account charges                                                               (1,115)                  (676)
                                                                --------------------   --------------------
Increase (decrease)                                                           36,427                308,024
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,695                296,430
Net assets, beginning                                                        308,842                 12,412
                                                                --------------------   --------------------
Net assets, ending                                              $            335,537   $            308,842
                                                                ====================   ====================

Units sold                                                                   100,427                160,433
Units redeemed                                                               (81,079)                  (410)
                                                                --------------------   --------------------
Net increase (decrease)                                                       19,348                160,023
Units outstanding, beginning                                                 166,446                  6,423
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,794                166,446
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $            485,294
Cost of units redeemed/account charges                                                             (132,955)
Net investment income (loss)                                                                         (3,601)
Net realized gain (loss)                                                                             (2,821)
Realized gain distributions                                                                           3,179
Net change in unrealized appreciation (depreciation)                                                (13,559)
                                                                                       --------------------
Net assets                                                                             $            335,537
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81               186   $           336              1.25%             -2.7%
12/31/2014                        1.86               166               309              1.25%             -4.0%
12/31/2013                        1.93                 6                12              1.25%             30.4%
12/31/2012                        1.48                 6                10              1.25%             17.8%
12/31/2011                        1.26                 7                 8              1.25%            -11.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              1.00%             -2.4%
12/31/2014                        1.88                 0                 0              1.00%             -3.7%
12/31/2013                        1.96                 0                 0              1.00%             30.7%
12/31/2012                        1.50                 0                 0              1.00%             18.1%
12/31/2011                        1.27                 0                 0              1.00%            -11.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.75%             -2.2%
12/31/2014                        1.91                 0                 0              0.75%             -3.5%
12/31/2013                        1.98                 0                 0              0.75%             31.0%
12/31/2012                        1.51                 0                 0              0.75%             18.4%
12/31/2011                        1.28                 0                 0              0.75%            -11.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.50%             -1.9%
12/31/2014                        1.94                 0                 0              0.50%             -3.3%
12/31/2013                        2.00                 0                 0              0.50%             31.4%
12/31/2012                        1.52                 0                 0              0.50%             18.7%
12/31/2011                        1.28                 0                 0              0.50%            -10.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.25%             -1.7%
12/31/2014                        1.96                 0                 0              0.25%             -3.0%
12/31/2013                        2.02                 0                 0              0.25%             31.7%
12/31/2012                        1.54                 0                 0              0.25%             19.0%
12/31/2011                        1.29                 0                 0              0.25%            -10.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.00%             -1.4%
12/31/2014                        1.99                 0                 0              0.00%             -2.8%
12/31/2013                        2.05                 0                 0              0.00%             32.0%
12/31/2012                        1.55                 0                 0              0.00%             19.3%
12/31/2011                        1.30                 0                 0              0.00%            -10.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.3%
                2013               1.8%
                2012               1.7%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
             PAYDEN EMERGING MARKETS BOND INVESTOR CLASS - 704329531

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       746,622   $       824,500            58,933
                                                                         ===============   ===============
Receivables: investments sold                                    4,191
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       750,813
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       326,207           292,036   $          1.12
Band 100                                                             0                 0              1.13
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.18
Band 0                                                         424,606           356,312              1.19
                                                       ---------------   ---------------
 Total                                                 $       750,813           648,348
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        37,936
Mortality & expense charges                                                                         (3,754)
                                                                                           ---------------
Net investment income (loss)                                                                        34,182
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (14,596)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (29,885)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,481)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,299)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             34,182   $             38,522
Net realized gain (loss)                                                     (14,596)               (18,272)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (29,885)                23,519
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,299)                43,769
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     213,635                337,902
Cost of units redeemed                                                      (189,334)              (393,632)
Account charges                                                               (1,162)                (1,408)
                                                                --------------------   --------------------
Increase (decrease)                                                           23,139                (57,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,840                (13,369)
Net assets, beginning                                                        737,973                751,342
                                                                --------------------   --------------------
Net assets, ending                                              $            750,813   $            737,973
                                                                ====================   ====================

Units sold                                                                   184,274                289,844
Units redeemed                                                              (161,801)              (324,556)
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,473                (34,712)
Units outstanding, beginning                                                 625,875                660,587
                                                                --------------------   --------------------
Units outstanding, ending                                                    648,348                625,875
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $          2,326,603
Cost of units redeemed/account charges                                                           (1,627,342)
Net investment income (loss)                                                                        178,584
Net realized gain (loss)                                                                            (67,782)
Realized gain distributions                                                                          18,628
Net change in unrealized appreciation (depreciation)                                                (77,878)
                                                                                       --------------------
Net assets                                                                             $            750,813
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12               292   $           326              1.25%             -2.1%
12/31/2014                        1.14               232               264              1.25%              4.0%
12/31/2013                        1.10                56                62              1.25%             -8.3%
12/31/2012                        1.20                18                21              1.25%             17.9%
12/31/2011                        1.01                 0                 0              1.25%              4.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              1.00%             -1.8%
12/31/2014                        1.15                 0                 0              1.00%              4.3%
12/31/2013                        1.11                 0                 0              1.00%             -8.1%
12/31/2012                        1.20                 0                 0              1.00%             18.2%
12/31/2011                        1.02                 0                 0              1.00%              4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%             -1.6%
12/31/2014                        1.16                 0                 0              0.75%              4.5%
12/31/2013                        1.11                 0                 0              0.75%             -7.9%
12/31/2012                        1.21                 0                 0              0.75%             18.5%
12/31/2011                        1.02                 0                 0              0.75%              5.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.50%             -1.3%
12/31/2014                        1.18                 0                 0              0.50%              4.8%
12/31/2013                        1.12                 0                 0              0.50%             -7.6%
12/31/2012                        1.22                 0                 0              0.50%             18.8%
12/31/2011                        1.02                 0                 0              0.50%              5.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.25%             -1.1%
12/31/2014                        1.19                 0                 0              0.25%              5.0%
12/31/2013                        1.13                 0                 0              0.25%             -7.4%
12/31/2012                        1.22                 0                 0              0.25%             19.1%
12/31/2011                        1.03                 0                 0              0.25%              5.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19               356   $           425              0.00%             -0.8%
12/31/2014                        1.20               394               474              0.00%              5.3%
12/31/2013                        1.14               604               689              0.00%             -7.2%
12/31/2012                        1.23               801               985              0.00%             19.4%
12/31/2011                        1.03                 0                 0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.1%
                2014               5.5%
                2013               7.2%
                2012               8.7%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL AMERICAN UNIT TRUST
 PAYDEN/KRAVITZ CASH BALANCE PLAN FUND RETIREMENT CLASS - 704329358 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.98
Band 100                                                             0                 0              1.00
Band 75                                                              0                 0              1.01
Band 50                                                              0                 0              1.02
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                              CUMULATIVE NET ASSETS
                                December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.25%             -1.1%
12/31/2014                        1.00                 0                 0              1.25%             -0.8%
12/31/2013                        1.00                 0                 0              1.25%             -2.8%
12/31/2012                        1.03                 0                 0              1.25%              5.1%
12/31/2011                        0.98                 0                 0              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.00%             -0.8%
12/31/2014                        1.01                 0                 0              1.00%             -0.5%
12/31/2013                        1.01                 0                 0              1.00%             -2.6%
12/31/2012                        1.04                 0                 0              1.00%              5.3%
12/31/2011                        0.99                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.75%             -0.6%
12/31/2014                        1.02                 0                 0              0.75%             -0.3%
12/31/2013                        1.02                 0                 0              0.75%             -2.3%
12/31/2012                        1.04                 0                 0              0.75%              5.6%
12/31/2011                        0.99                 0                 0              0.75%             -1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.50%             -0.3%
12/31/2014                        1.03                 0                 0              0.50%              0.0%
12/31/2013                        1.03                 0                 0              0.50%             -2.1%
12/31/2012                        1.05                 0                 0              0.50%              5.9%
12/31/2011                        0.99                 0                 0              0.50%             -1.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%             -0.1%
12/31/2014                        1.04                 0                 0              0.25%              0.2%
12/31/2013                        1.03                 0                 0              0.25%             -1.9%
12/31/2012                        1.05                 0                 0              0.25%              6.1%
12/31/2011                        0.99                 0                 0              0.25%             -0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%              0.2%
12/31/2014                        1.05                 0                 0              0.00%              0.5%
12/31/2013                        1.04                 0                 0              0.00%             -1.6%
12/31/2012                        1.06                 0                 0              0.00%              6.4%
12/31/2011                        1.00                 0                 0              0.00%             -0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
  PAYDEN/KRAVITZ CASH BALANCE PLAN FUND ADVISOR CLASS - 70432R101 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.00
Band 100                                                             0                 0              1.01
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.06
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              1.25%             -0.8%
12/31/2014                        1.00                 0                 0              1.25%             -0.6%
12/31/2013                        1.01                 0                 0              1.25%             -2.5%
12/31/2012                        1.04                 0                 0              1.25%              5.2%
12/31/2011                        0.99                 0                 0              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              1.00%             -0.5%
12/31/2014                        1.02                 0                 0              1.00%             -0.4%
12/31/2013                        1.02                 0                 0              1.00%             -2.2%
12/31/2012                        1.04                 0                 0              1.00%              5.5%
12/31/2011                        0.99                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%             -0.3%
12/31/2014                        1.03                 0                 0              0.75%             -0.1%
12/31/2013                        1.03                 0                 0              0.75%             -2.0%
12/31/2012                        1.05                 0                 0              0.75%              5.7%
12/31/2011                        0.99                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%              0.0%
12/31/2014                        1.04                 0                 0              0.50%              0.1%
12/31/2013                        1.04                 0                 0              0.50%             -1.7%
12/31/2012                        1.05                 0                 0              0.50%              6.0%
12/31/2011                        0.99                 0                 0              0.50%             -0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%              0.2%
12/31/2014                        1.05                 0                 0              0.25%              0.4%
12/31/2013                        1.04                 0                 0              0.25%             -1.5%
12/31/2012                        1.06                 0                 0              0.25%              6.3%
12/31/2011                        1.00                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.00%              0.5%
12/31/2014                        1.06                 0                 0              0.00%              0.6%
12/31/2013                        1.05                 0                 0              0.00%             -1.2%
12/31/2012                        1.07                 0                 0              0.00%              6.5%
12/31/2011                        1.00                 0                 0              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        OAK RIDGE LARGE CAP GROWTH FUND Y CLASS - 46141P164 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.51
Band 100                                                             0                 0              1.52
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.56
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.25%              2.8%
12/31/2014                        1.47                 0                 0              1.25%              7.8%
12/31/2013                        1.36                 0                 0              1.25%             31.7%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              1.00%              3.1%
12/31/2014                        1.48                 0                 0              1.00%              8.1%
12/31/2013                        1.37                 0                 0              1.00%             32.0%
12/31/2012                        1.04                 0                 0              1.00%              3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              3.3%
12/31/2014                        1.48                 0                 0              0.75%              8.4%
12/31/2013                        1.37                 0                 0              0.75%             32.3%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              3.6%
12/31/2014                        1.49                 0                 0              0.50%              8.6%
12/31/2013                        1.37                 0                 0              0.50%             32.6%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              3.8%
12/31/2014                        1.50                 0                 0              0.25%              8.9%
12/31/2013                        1.38                 0                 0              0.25%             33.0%
12/31/2012                        1.04                 0                 0              0.25%              3.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%              4.1%
12/31/2014                        1.51                 0                 0              0.00%              9.2%
12/31/2013                        1.38                 0                 0              0.00%             33.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE LARGE CAP GROWTH FUND A CLASS - 46141P180

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        29,717   $        27,624             1,468
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (82)
                                                       ---------------
Net assets                                             $        29,635
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         6,419             4,260   $          1.51
Band 100                                                        23,216            15,288              1.52
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $        29,635            19,548
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the Period Ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (204)
                                                                                           ---------------
Net investment income (loss)                                                                          (204)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,486
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (484)
                                                                                           ---------------
Net gain (loss)                                                                                      1,002
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           798
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (204)  $                (56)
Net realized gain (loss)                                                       1,486                    118
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                            (484)                 2,577
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                798                  2,639
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      15,633                 25,546
Cost of units redeemed                                                       (11,714)                (3,267)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            3,919                 22,279
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,717                 24,918
Net assets, beginning                                                         24,918                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             29,635   $             24,918
                                                                ====================   ====================

Units sold                                                                    10,403                 19,300
Units redeemed                                                                (7,780)                (2,375)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,623                 16,925
Units outstanding, beginning                                                  16,925                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     19,548                 16,925
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             41,179
Cost of units redeemed/account charges                                                              (14,981)
Net investment income (loss)                                                                           (260)
Net realized gain (loss)                                                                              1,604
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                  2,093
                                                                                       --------------------
Net assets                                                                             $             29,635
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 4   $             6              1.25%              2.7%
12/31/2014                        1.47                 5                 7              1.25%              7.7%
12/31/2013                        1.36                 0                 0              1.25%             31.7%
12/31/2012                        1.03                 0                 0              1.25%              3.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                15   $            23              1.00%              3.0%
12/31/2014                        1.47                12                18              1.00%              8.0%
12/31/2013                        1.37                 0                 0              1.00%             32.0%
12/31/2012                        1.03                 0                 0              1.00%              3.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              3.2%
12/31/2014                        1.48                 0                 0              0.75%              8.2%
12/31/2013                        1.37                 0                 0              0.75%             32.4%
12/31/2012                        1.03                 0                 0              0.75%              3.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%              3.5%
12/31/2014                        1.49                 0                 0              0.50%              8.5%
12/31/2013                        1.37                 0                 0              0.50%             32.7%
12/31/2012                        1.04                 0                 0              0.50%              3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%              3.8%
12/31/2014                        1.50                 0                 0              0.25%              8.8%
12/31/2013                        1.38                 0                 0              0.25%             33.0%
12/31/2012                        1.04                 0                 0              0.25%              3.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%              4.0%
12/31/2014                        1.51                 0                 0              0.00%              9.1%
12/31/2013                        1.38                 0                 0              0.00%             33.4%
12/31/2012                        1.04                 0                 0              0.00%              3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE SMALL CAP GROWTH FUND A CLASS - 46141P123

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       357,555   $       401,535            10,716
                                                                         ===============   ===============
Receivables: investments sold                                    8,844
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       366,399
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       366,399           256,536   $          1.43
Band 100                                                             0                 0              1.44
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.48
Band 0                                                               0                 0              1.49
                                                       ---------------   ---------------
 Total                                                 $       366,399           256,536
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (4,432)
                                                                                           ---------------
Net investment income (loss)                                                                        (4,432)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,109
Realized gain distributions                                                                         22,443
Net change in unrealized appreciation (depreciation)                                               (56,527)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,975)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,407)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (4,432)  $             (3,557)
Net realized gain (loss)                                                      12,109                 14,457
Realized gain distributions                                                   22,443                 18,799
Net change in unrealized appreciation (depreciation)                         (56,527)               (25,030)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,407)                 4,669
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     193,614                135,529
Cost of units redeemed                                                       (97,118)              (127,127)
Account charges                                                                 (600)                  (778)
                                                                --------------------   --------------------
Increase (decrease)                                                           95,896                  7,624
                                                                --------------------   --------------------
Net increase (decrease)                                                       69,489                 12,293
Net assets, beginning                                                        296,910                284,617
                                                                --------------------   --------------------
Net assets, ending                                              $            366,399   $            296,910
                                                                ====================   ====================

Units sold                                                                   123,769                 92,200
Units redeemed                                                               (62,994)               (89,016)
                                                                --------------------   --------------------
Net increase (decrease)                                                       60,775                  3,184
Units outstanding, beginning                                                 195,761                192,577
                                                                --------------------   --------------------
Units outstanding, ending                                                    256,536                195,761
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            656,605
Cost of units redeemed/account charges                                                             (332,745)
Net investment income (loss)                                                                        (10,721)
Net realized gain (loss)                                                                             40,899
Realized gain distributions                                                                          56,341
Net change in unrealized appreciation (depreciation)                                                (43,980)
                                                                                       --------------------
Net assets                                                                             $            366,399
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43               257   $           366              1.25%             -5.8%
12/31/2014                        1.52               196               297              1.25%              2.6%
12/31/2013                        1.48               193               285              1.25%             37.3%
12/31/2012                        1.08                 1                 1              1.25%              7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              1.00%             -5.6%
12/31/2014                        1.53                 0                 0              1.00%              2.9%
12/31/2013                        1.48                 0                 0              1.00%             37.6%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%             -5.4%
12/31/2014                        1.54                 0                 0              0.75%              3.1%
12/31/2013                        1.49                 0                 0              0.75%             37.9%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%             -5.1%
12/31/2014                        1.55                 0                 0              0.50%              3.4%
12/31/2013                        1.50                 0                 0              0.50%             38.3%
12/31/2012                        1.08                 0                 0              0.50%              8.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%             -4.9%
12/31/2014                        1.56                 0                 0              0.25%              3.7%
12/31/2013                        1.50                 0                 0              0.25%             38.6%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.00%             -4.6%
12/31/2014                        1.57                 0                 0              0.00%              3.9%
12/31/2013                        1.51                 0                 0              0.00%             39.0%
12/31/2012                        1.08                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              OAK RIDGE SMALL CAP GROWTH FUND Y CLASS - 46141P156

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,574,957   $     5,087,481           132,204
                                                                         ===============   ===============
Receivables: investments sold                                   56,155
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,631,112
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,631,112         3,202,559   $          1.45
Band 100                                                             0                 0              1.46
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $     4,631,112         3,202,559
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (56,323)
                                                                                           ---------------
Net investment income (loss)                                                                       (56,323)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           128,525
Realized gain distributions                                                                        281,352
Net change in unrealized appreciation (depreciation)                                              (675,160)
                                                                                           ---------------
Net gain (loss)                                                                                   (265,283)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (321,606)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (56,323)  $            (45,188)
Net realized gain (loss)                                                     128,525                 81,265
Realized gain distributions                                                  281,352                249,201
Net change in unrealized appreciation (depreciation)                        (675,160)              (155,266)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (321,606)               130,012
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,299,844              1,748,665
Cost of units redeemed                                                    (1,339,176)              (656,637)
Account charges                                                              (11,580)               (10,536)
                                                                --------------------   --------------------
Increase (decrease)                                                          949,088              1,081,492
                                                                --------------------   --------------------
Net increase (decrease)                                                      627,482              1,211,504
Net assets, beginning                                                      4,003,630              2,792,126
                                                                --------------------   --------------------
Net assets, ending                                              $          4,631,112   $          4,003,630
                                                                ====================   ====================

Units sold                                                                 1,468,140              1,195,398
Units redeemed                                                              (880,205)              (458,626)
                                                                --------------------   --------------------
Net increase (decrease)                                                      587,935                736,772
Units outstanding, beginning                                               2,614,624              1,877,852
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,202,559              2,614,624
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,692,752
Cost of units redeemed/account charges                                                           (2,301,852)
Net investment income (loss)                                                                       (118,340)
Net realized gain (loss)                                                                            217,868
Realized gain distributions                                                                         653,208
Net change in unrealized appreciation (depreciation)                                               (512,524)
                                                                                       --------------------
Net assets                                                                             $          4,631,112
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45             3,203   $         4,631              1.25%             -5.6%
12/31/2014                        1.53             2,615             4,004              1.25%              3.0%
12/31/2013                        1.49             1,878             2,792              1.25%             37.8%
12/31/2012                        1.08                 0                 0              1.25%              7.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              1.00%             -5.3%
12/31/2014                        1.54                 0                 0              1.00%              3.2%
12/31/2013                        1.49                 0                 0              1.00%             38.2%
12/31/2012                        1.08                 0                 0              1.00%              8.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%             -5.1%
12/31/2014                        1.55                 0                 0              0.75%              3.5%
12/31/2013                        1.50                 0                 0              0.75%             38.5%
12/31/2012                        1.08                 0                 0              0.75%              8.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%             -4.9%
12/31/2014                        1.56                 0                 0              0.50%              3.8%
12/31/2013                        1.50                 0                 0              0.50%             38.9%
12/31/2012                        1.08                 0                 0              0.50%              8.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%             -4.6%
12/31/2014                        1.57                 0                 0              0.25%              4.0%
12/31/2013                        1.51                 0                 0              0.25%             39.2%
12/31/2012                        1.09                 0                 0              0.25%              8.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%             -4.4%
12/31/2014                        1.58                 0                 0              0.00%              4.3%
12/31/2013                        1.52                 0                 0              0.00%             39.6%
12/31/2012                        1.09                 0                 0              0.00%              8.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIONEER BOND FUND A CLASS - 723622106

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,098,793   $    10,324,448         1,063,387
                                                                         ===============   ===============
Receivables: investments sold                                   14,021
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,112,814
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,542,126         8,325,651   $          1.03
Band 100                                                       461,443           446,236              1.03
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.06
Band 0                                                       1,109,245         1,039,711              1.07
                                                       ---------------   ---------------
 Total                                                 $    10,112,814         9,811,598
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       218,209
Mortality & expense charges                                                                        (83,967)
                                                                                           ---------------
Net investment income (loss)                                                                       134,242
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             8,355
Realized gain distributions                                                                         20,839
Net change in unrealized appreciation (depreciation)                                              (260,571)
                                                                                           ---------------
Net gain (loss)                                                                                   (231,377)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (97,135)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            134,242   $            129,895
Net realized gain (loss)                                                       8,355                 19,995
Realized gain distributions                                                   20,839                 29,645
Net change in unrealized appreciation (depreciation)                        (260,571)                37,730
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (97,135)               217,265
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,744,114              8,304,109
Cost of units redeemed                                                    (2,502,997)            (1,835,424)
Account charges                                                              (32,109)               (33,593)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,209,008              6,435,092
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,111,873              6,652,357
Net assets, beginning                                                      7,000,941                348,584
                                                                --------------------   --------------------
Net assets, ending                                              $         10,112,814   $          7,000,941
                                                                ====================   ====================

Units sold                                                                 5,704,507              9,605,359
Units redeemed                                                            (2,602,659)            (3,242,763)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,101,848              6,362,596
Units outstanding, beginning                                               6,709,750                347,154
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,811,598              6,709,750
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                                   $    14,458,781
Cost of units redeemed/account charges                                                          (4,466,516)
Net investment income (loss)                                                                       267,147
Net realized gain (loss)                                                                            28,573
Realized gain distributions                                                                         50,484
Net change in unrealized appreciation (depreciation)                                              (225,655)
                                                                                           ---------------
Net assets                                                                                 $    10,112,814
                                                                                           ===============

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03             8,326   $         8,542              1.25%             -1.3%
12/31/2014                        1.04             5,664             5,885              1.25%              4.6%
12/31/2013                        0.99                77                77              1.25%             -0.8%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03               446   $           461              1.00%             -1.0%
12/31/2014                        1.04                 0                 0              1.00%              4.9%
12/31/2013                        1.00                 0                 0              1.00%             -0.5%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%             -0.8%
12/31/2014                        1.05                 0                 0              0.75%              5.1%
12/31/2013                        1.00                 0                 0              0.75%             -0.3%
12/31/2012                        1.00                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%             -0.5%
12/31/2014                        1.06                 0                 0              0.50%              5.4%
12/31/2013                        1.00                 0                 0              0.50%              0.0%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%             -0.3%
12/31/2014                        1.06                 0                 0              0.25%              5.7%
12/31/2013                        1.00                 0                 0              0.25%              0.2%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07             1,040   $         1,109              0.00%              0.0%
12/31/2014                        1.07             1,046             1,116              0.00%              5.9%
12/31/2013                        1.01               270               272              0.00%              0.5%
12/31/2012                        1.00                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               5.2%
                2013               1.9%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                     PIONEER BOND FUND Y CLASS - 723622403

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,588,422   $    27,297,472         2,763,265
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (558,466)
                                                       ---------------
Net assets                                             $    26,029,956
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    26,029,956        25,189,411   $          1.03
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.07
Band 0                                                               0                 0              1.07
                                                       ---------------   ---------------
 Total                                                 $    26,029,956        25,189,411
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       624,072
Mortality & expense charges                                                                       (255,003)
                                                                                           ---------------
Net investment income (loss)                                                                       369,069
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,950
Realized gain distributions                                                                         58,011
Net change in unrealized appreciation (depreciation)                                              (806,114)
                                                                                           ---------------
Net gain (loss)                                                                                   (658,153)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (289,084)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            369,069   $            408,709
Net realized gain (loss)                                                      89,950                195,286
Realized gain distributions                                                   58,011                 70,001
Net change in unrealized appreciation (depreciation)                        (806,114)               104,636
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (289,084)               778,632
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,289,099             28,952,106
Cost of units redeemed                                                   (12,351,439)           (12,503,764)
Account charges                                                              (52,767)               (77,254)
                                                                --------------------   --------------------
Increase (decrease)                                                        8,884,893             16,371,088
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,595,809             17,149,720
Net assets, beginning                                                     17,434,147                284,427
                                                                --------------------   --------------------
Net assets, ending                                              $         26,029,956   $         17,434,147
                                                                ====================   ====================

Units sold                                                                22,084,518             28,721,857
Units redeemed                                                           (13,597,953)           (12,304,816)
                                                                --------------------   --------------------
Net increase (decrease)                                                    8,486,565             16,417,041
Units outstanding, beginning                                              16,702,846                285,805
                                                                --------------------   --------------------
Units outstanding, ending                                                 25,189,411             16,702,846
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         50,651,372
Cost of units redeemed/account charges                                                          (25,106,876)
Net investment income (loss)                                                                        785,145
Net realized gain (loss)                                                                            281,353
Realized gain distributions                                                                         128,012
Net change in unrealized appreciation (depreciation)                                               (709,050)
                                                                                       --------------------
Net assets                                                                             $         26,029,956
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03            25,189   $        26,030              1.25%             -1.0%
12/31/2014                        1.04            16,703            17,434              1.25%              4.9%
12/31/2013                        1.00               286               284              1.25%             -0.6%
12/31/2012                        1.00                 0                 0              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%             -0.8%
12/31/2014                        1.05                 0                 0              1.00%              5.1%
12/31/2013                        1.00                 0                 0              1.00%             -0.3%
12/31/2012                        1.00                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%             -0.5%
12/31/2014                        1.05                 0                 0              0.75%              5.4%
12/31/2013                        1.00                 0                 0              0.75%             -0.1%
12/31/2012                        1.00                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%             -0.3%
12/31/2014                        1.06                 0                 0              0.50%              5.7%
12/31/2013                        1.00                 0                 0              0.50%              0.2%
12/31/2012                        1.00                 0                 0              0.50%              0.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%              0.0%
12/31/2014                        1.07                 0                 0              0.25%              5.9%
12/31/2013                        1.01                 0                 0              0.25%              0.4%
12/31/2012                        1.00                 0                 0              0.25%              0.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.00%              0.2%
12/31/2014                        1.07                 0                 0              0.00%              6.2%
12/31/2013                        1.01                 0                 0              0.00%              0.7%
12/31/2012                        1.00                 0                 0              0.00%              0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.9%
                2014               7.2%
                2013               7.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PIONEER DYNAMIC CREDIT FUND A CLASS - 72388E100 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -3.3%
12/31/2014                        0.99                 0                 0              1.25%             -2.1%
12/31/2013                        1.01                 0                 0              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -3.0%
12/31/2014                        0.99                 0                 0              1.00%             -1.8%
12/31/2013                        1.01                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -2.8%
12/31/2014                        1.00                 0                 0              0.75%             -1.6%
12/31/2013                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.5%
12/31/2014                        1.00                 0                 0              0.50%             -1.3%
12/31/2013                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.3%
12/31/2014                        1.00                 0                 0              0.25%             -1.1%
12/31/2013                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -2.0%
12/31/2014                        1.01                 0                 0              0.00%             -0.8%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PIONEER DYNAMIC CREDIT FUND Y CLASS - 72388E308 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -2.8%
12/31/2014                        0.99                 0                 0              1.25%             -1.8%
12/31/2013                        1.01                 0                 0              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -2.6%
12/31/2014                        1.00                 0                 0              1.00%             -1.6%
12/31/2013                        1.01                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.3%
12/31/2014                        1.00                 0                 0              0.75%             -1.3%
12/31/2013                        1.01                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.1%
12/31/2014                        1.00                 0                 0              0.50%             -1.1%
12/31/2013                        1.01                 0                 0              0.50%              1.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.8%
12/31/2014                        1.01                 0                 0              0.25%             -0.8%
12/31/2013                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -1.6%
12/31/2014                        1.01                 0                 0              0.00%             -0.6%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PIONEER EMERGING MARKETS FUND A CLASS - 723661104

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        49,799   $        73,707             3,316
                                                                         ===============   ===============
Receivables: investments sold                                       54
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        49,853
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        49,853            70,540   $          0.71
Band 100                                                             0                 0              0.72
Band 75                                                              0                 0              0.74
Band 50                                                              0                 0              0.76
Band 25                                                              0                 0              0.77
Band 0                                                               0                 0              0.79
                                                       ---------------   ---------------
 Total                                                 $        49,853            70,540
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,709
Mortality & expense charges                                                                           (883)
                                                                                           ---------------
Net investment income (loss)                                                                           826
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,847)
Realized gain distributions                                                                          1,025
Net change in unrealized appreciation (depreciation)                                                (4,000)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,822)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,996)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                826   $                202
Net realized gain (loss)                                                      (8,847)                   663
Realized gain distributions                                                    1,025                  5,557
Net change in unrealized appreciation (depreciation)                          (4,000)               (18,675)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,996)               (12,253)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,968                 27,396
Cost of units redeemed                                                       (30,752)               (45,047)
Account charges                                                                 (191)                   (37)
                                                                --------------------   --------------------
Increase (decrease)                                                          (21,975)               (17,688)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (32,971)               (29,941)
Net assets, beginning                                                         82,824                112,765
                                                                --------------------   --------------------
Net assets, ending                                              $             49,853   $             82,824
                                                                ====================   ====================

Units sold                                                                    10,879                 28,219
Units redeemed                                                               (36,971)               (44,116)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,092)               (15,897)
Units outstanding, beginning                                                  96,632                112,529
                                                                --------------------   --------------------
Units outstanding, ending                                                     70,540                 96,632
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,890,730
Cost of units redeemed/account charges                                                           (1,790,451)
Net investment income (loss)                                                                        (31,447)
Net realized gain (loss)                                                                            (68,621)
Realized gain distributions                                                                          73,550
Net change in unrealized appreciation (depreciation)                                                (23,908)
                                                                                       --------------------
Net assets                                                                             $             49,853
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/24/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.71                71   $            50              1.25%            -17.5%
12/31/2014                        0.86                97                83              1.25%            -14.5%
12/31/2013                        1.00               113               113              1.25%             -3.4%
12/31/2012                        1.04               128               132              1.25%              9.9%
12/31/2011                        0.94               661               623              1.25%            -25.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.72                 0   $             0              1.00%            -17.3%
12/31/2014                        0.87                 0                 0              1.00%            -14.3%
12/31/2013                        1.02                 0                 0              1.00%             -3.2%
12/31/2012                        1.05                 0                 0              1.00%             10.2%
12/31/2011                        0.96                 0                 0              1.00%            -25.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.74                 0   $             0              0.75%            -17.1%
12/31/2014                        0.89                 0                 0              0.75%            -14.0%
12/31/2013                        1.04                 0                 0              0.75%             -2.9%
12/31/2012                        1.07                 0                 0              0.75%             10.5%
12/31/2011                        0.97                 0                 0              0.75%            -24.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              0.50%            -16.9%
12/31/2014                        0.91                 0                 0              0.50%            -13.8%
12/31/2013                        1.06                 0                 0              0.50%             -2.7%
12/31/2012                        1.09                 0                 0              0.50%             10.8%
12/31/2011                        0.98                 0                 0              0.50%            -24.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.77                 0   $             0              0.25%            -16.7%
12/31/2014                        0.93                 0                 0              0.25%            -13.6%
12/31/2013                        1.08                 0                 0              0.25%             -2.4%
12/31/2012                        1.10                 0                 0              0.25%             11.1%
12/31/2011                        0.99                 0                 0              0.25%            -24.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.79                 0   $             0              0.00%            -16.5%
12/31/2014                        0.95                 0                 0              0.00%            -13.4%
12/31/2013                        1.10                 0                 0              0.00%             -2.2%
12/31/2012                        1.12                15                17              0.00%             11.3%
12/31/2011                        1.01                11                11              0.00%            -24.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               1.6%
                2013               0.3%
                2012               0.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PIONEER EMERGING MARKETS FUND Y CLASS - 723661401 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.76
Band 100                                                             0                 0              0.76
Band 75                                                              0                 0              0.77
Band 50                                                              0                 0              0.78
Band 25                                                              0                 0              0.78
Band 0                                                               0                 0              0.79
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              1.25%            -17.3%
12/31/2014                        0.92                 0                 0              1.25%            -14.0%
12/31/2013                        1.07                 0                 0              1.25%             -2.9%
12/31/2012                        1.10                 0                 0              1.25%              9.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.76                 0   $             0              1.00%            -17.1%
12/31/2014                        0.92                 0                 0              1.00%            -13.8%
12/31/2013                        1.07                 0                 0              1.00%             -2.6%
12/31/2012                        1.10                 0                 0              1.00%              9.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.77                 0   $             0              0.75%            -16.9%
12/31/2014                        0.93                 0                 0              0.75%            -13.6%
12/31/2013                        1.07                 0                 0              0.75%             -2.4%
12/31/2012                        1.10                 0                 0              0.75%              9.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.78                 0   $             0              0.50%            -16.7%
12/31/2014                        0.93                 0                 0              0.50%            -13.4%
12/31/2013                        1.07                 0                 0              0.50%             -2.2%
12/31/2012                        1.10                 0                 0              0.50%              9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.78                 0   $             0              0.25%            -16.5%
12/31/2014                        0.94                 0                 0              0.25%            -13.2%
12/31/2013                        1.08                 0                 0              0.25%             -1.9%
12/31/2012                        1.10                 0                 0              0.25%              9.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.79                 0   $             0              0.00%            -16.3%
12/31/2014                        0.94                 0                 0              0.00%            -12.9%
12/31/2013                        1.08                 0                 0              0.00%             -1.7%
12/31/2012                        1.10                 0                 0              0.00%              9.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND A CLASS - 72366V108

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,216,628   $     1,318,165            38,682
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (5,104)
                                                       ---------------
Net assets                                             $     1,211,524
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,211,524           866,357   $          1.40
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.46
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.52
Band 0                                                               0                 0              1.55
                                                       ---------------   ---------------
 Total                                                 $     1,211,524           866,357
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,896
Mortality & expense charges                                                                        (10,494)
                                                                                           ---------------
Net investment income (loss)                                                                         5,402
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,682
Realized gain distributions                                                                         90,586
Net change in unrealized appreciation (depreciation)                                              (113,513)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,245)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,843)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,402   $              7,718
Net realized gain (loss)                                                       1,682                 80,401
Realized gain distributions                                                   90,586                 55,452
Net change in unrealized appreciation (depreciation)                        (113,513)               (72,595)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,843)                70,976
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     586,732                217,989
Cost of units redeemed                                                       (53,850)            (2,043,718)
Account charges                                                               (1,738)                   (23)
                                                                --------------------   --------------------
Increase (decrease)                                                          531,144             (1,825,752)
                                                                --------------------   --------------------
Net increase (decrease)                                                      515,301             (1,754,776)
Net assets, beginning                                                        696,223              2,450,999
                                                                --------------------   --------------------
Net assets, ending                                              $          1,211,524   $            696,223
                                                                ====================   ====================

Units sold                                                                   415,148                164,625
Units redeemed                                                               (41,789)            (1,605,299)
                                                                --------------------   --------------------
Net increase (decrease)                                                      373,359             (1,440,674)
Units outstanding, beginning                                                 492,998              1,933,672
                                                                --------------------   --------------------
Units outstanding, ending                                                    866,357                492,998
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,248,179
Cost of units redeemed/account charges                                                           (2,291,499)
Net investment income (loss)                                                                         29,309
Net realized gain (loss)                                                                            100,509
Realized gain distributions                                                                         226,563
Net change in unrealized appreciation (depreciation)                                               (101,537)
                                                                                       --------------------
Net assets                                                                             $          1,211,524
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40               866   $         1,212              1.25%             -1.0%
12/31/2014                        1.41               493               696              1.25%             11.4%
12/31/2013                        1.27             1,934             2,451              1.25%             27.3%
12/31/2012                        1.00                94                94              1.25%              8.4%
12/31/2011                        0.92                15                14              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%             -0.7%
12/31/2014                        1.44                 0                 0              1.00%             11.7%
12/31/2013                        1.29                 0                 0              1.00%             27.6%
12/31/2012                        1.01                 0                 0              1.00%              8.7%
12/31/2011                        0.93                 0                 0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.75%             -0.5%
12/31/2014                        1.46                 0                 0              0.75%             12.0%
12/31/2013                        1.31                 0                 0              0.75%             27.9%
12/31/2012                        1.02                 0                 0              0.75%              9.0%
12/31/2011                        0.94                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%             -0.2%
12/31/2014                        1.49                 0                 0              0.50%             12.3%
12/31/2013                        1.33                 0                 0              0.50%             28.2%
12/31/2012                        1.03                 0                 0              0.50%              9.2%
12/31/2011                        0.95                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.25%              0.0%
12/31/2014                        1.52                 0                 0              0.25%             12.5%
12/31/2013                        1.35                 0                 0              0.25%             28.6%
12/31/2012                        1.05                 0                 0              0.25%              9.5%
12/31/2011                        0.96                 0                 0              0.25%              6.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.00%              0.3%
12/31/2014                        1.54                 0                 0              0.00%             12.8%
12/31/2013                        1.37                 0                 0              0.00%             28.9%
12/31/2012                        1.06                 0                 0              0.00%              9.8%
12/31/2011                        0.97                 0                 0              0.00%              6.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.1%
                2013               2.2%
                2012               5.9%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER EQUITY INCOME FUND Y CLASS - 72366V405

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,115,563   $     1,179,334            34,567
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (22,539)
                                                       ---------------
Net assets                                             $     1,093,024
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,093,024           732,404   $          1.49
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.54
Band 0                                                               0                 0              1.55
                                                       ---------------   ---------------
 Total                                                 $     1,093,024           732,404
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,300
Mortality & expense charges                                                                         (5,644)
                                                                                           ---------------
Net investment income (loss)                                                                         7,656
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (288)
Realized gain distributions                                                                         82,922
Net change in unrealized appreciation (depreciation)                                               (63,927)
                                                                                           ---------------
Net gain (loss)                                                                                     18,707
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        26,363
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,656   $                 (9)
Net realized gain (loss)                                                        (288)                  (607)
Realized gain distributions                                                   82,922                      0
Net change in unrealized appreciation (depreciation)                         (63,927)                  (622)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             26,363                 (1,238)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,110,842                  6,040
Cost of units redeemed                                                       (49,264)               (49,272)
Account charges                                                               (1,142)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        1,060,436                (43,232)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,086,799                (44,470)
Net assets, beginning                                                          6,225                 50,695
                                                                --------------------   --------------------
Net assets, ending                                              $          1,093,024   $              6,225
                                                                ====================   ====================

Units sold                                                                   762,240                  4,162
Units redeemed                                                               (33,977)               (37,715)
                                                                --------------------   --------------------
Net increase (decrease)                                                      728,263                (33,553)
Units outstanding, beginning                                                   4,141                 37,694
                                                                --------------------   --------------------
Units outstanding, ending                                                    732,404                  4,141
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,172,306
Cost of units redeemed/account charges                                                             (107,187)
Net investment income (loss)                                                                          7,851
Net realized gain (loss)                                                                               (677)
Realized gain distributions                                                                          84,502
Net change in unrealized appreciation (depreciation)                                                (63,771)
                                                                                       --------------------
Net assets                                                                             $          1,093,024
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49               732   $         1,093              1.25%             -0.7%
12/31/2014                        1.50                 4                 6              1.25%             11.8%
12/31/2013                        1.34                38                51              1.25%             27.7%
12/31/2012                        1.05                 0                 0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%             -0.5%
12/31/2014                        1.51                 0                 0              1.00%             12.1%
12/31/2013                        1.35                 0                 0              1.00%             28.0%
12/31/2012                        1.05                 0                 0              1.00%              5.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%             -0.2%
12/31/2014                        1.52                 0                 0              0.75%             12.3%
12/31/2013                        1.35                 0                 0              0.75%             28.3%
12/31/2012                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%              0.0%
12/31/2014                        1.53                 0                 0              0.50%             12.6%
12/31/2013                        1.36                 0                 0              0.50%             28.6%
12/31/2012                        1.05                 0                 0              0.50%              5.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%              0.3%
12/31/2014                        1.54                 0                 0              0.25%             12.9%
12/31/2013                        1.36                 0                 0              0.25%             29.0%
12/31/2012                        1.05                 0                 0              0.25%              5.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.00%              0.5%
12/31/2014                        1.54                 0                 0              0.00%             13.2%
12/31/2013                        1.36                 0                 0              0.00%             29.3%
12/31/2012                        1.05                 0                 0              0.00%              5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               0.2%
                2013               1.3%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                        PIONEER FUND A CLASS - 723682100

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       294,143   $       334,576             9,211
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (102)
                                                       ---------------
Net assets                                             $       294,041
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       204,519           137,498   $          1.49
Band 100                                                        89,522            59,718              1.50
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.52
Band 25                                                              0                 0              1.53
Band 0                                                               0                 0              1.55
                                                       ---------------   ---------------
 Total                                                 $       294,041           197,216
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           818
Mortality & expense charges                                                                           (522)
                                                                                           ---------------
Net investment income (loss)                                                                           296
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (110)
Realized gain distributions                                                                         35,215
Net change in unrealized appreciation (depreciation)                                               (40,433)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,328)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,032)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                296   $                  0
Net realized gain (loss)                                                        (110)                     0
Realized gain distributions                                                   35,215                      0
Net change in unrealized appreciation (depreciation)                         (40,433)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,032)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     299,836                      0
Cost of units redeemed                                                          (760)                     0
Account charges                                                                   (3)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          299,073                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      294,041                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            294,041   $                  0
                                                                ====================   ====================

Units sold                                                                   197,728                      0
Units redeemed                                                                  (512)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      197,216                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    197,216                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            299,836
Cost of units redeemed/account charges                                                                 (763)
Net investment income (loss)                                                                            296
Net realized gain (loss)                                                                               (110)
Realized gain distributions                                                                          35,215
Net change in unrealized appreciation (depreciation)                                                (40,433)
                                                                                       --------------------
Net assets                                                                             $            294,041
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49               137   $           205              1.25%             -1.7%
12/31/2014                        1.51                 0                 0              1.25%              9.5%
12/31/2013                        1.38                 0                 0              1.25%             31.4%
12/31/2012                        1.05                 0                 0              1.25%              5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                60   $            90              1.00%             -1.4%
12/31/2014                        1.52                 0                 0              1.00%              9.8%
12/31/2013                        1.39                 0                 0              1.00%             31.7%
12/31/2012                        1.05                 0                 0              1.00%              5.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%             -1.2%
12/31/2014                        1.53                 0                 0              0.75%             10.0%
12/31/2013                        1.39                 0                 0              0.75%             32.1%
12/31/2012                        1.05                 0                 0              0.75%              5.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.50%             -0.9%
12/31/2014                        1.54                 0                 0              0.50%             10.3%
12/31/2013                        1.39                 0                 0              0.50%             32.4%
12/31/2012                        1.05                 0                 0              0.50%              5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%             -0.7%
12/31/2014                        1.55                 0                 0              0.25%             10.6%
12/31/2013                        1.40                 0                 0              0.25%             32.7%
12/31/2012                        1.05                 0                 0              0.25%              5.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.00%             -0.4%
12/31/2014                        1.55                 0                 0              0.00%             10.9%
12/31/2013                        1.40                 0                 0              0.00%             33.1%
12/31/2012                        1.05                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER FUND VCT PORTFOLIO I CLASS - 724027875

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,332,971   $     1,449,416            67,492
                                                                         ===============   ===============
Receivables: investments sold                                        1
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,332,972
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,332,972           675,801   $          1.97
Band 100                                                             0                 0              2.03
Band 75                                                              0                 0              2.10
Band 50                                                              0                 0              2.16
Band 25                                                              0                 0              2.23
Band 0                                                               0                 0              2.50
                                                       ---------------   ---------------
 Total                                                 $     1,332,972           675,801
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,303
Mortality & expense charges                                                                        (17,799)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,496)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            29,635
Realized gain distributions                                                                        365,691
Net change in unrealized appreciation (depreciation)                                              (411,538)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,212)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (18,708)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,496)  $             (1,524)
Net realized gain (loss)                                                      29,635                114,159
Realized gain distributions                                                  365,691                121,808
Net change in unrealized appreciation (depreciation)                        (411,538)               (85,206)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (18,708)               149,237
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,213                 79,520
Cost of units redeemed                                                      (233,281)              (605,573)
Account charges                                                                 (298)                  (279)
                                                                --------------------   --------------------
Increase (decrease)                                                         (191,366)              (526,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (210,074)              (377,095)
Net assets, beginning                                                      1,543,046              1,920,141
                                                                --------------------   --------------------
Net assets, ending                                              $          1,332,972   $          1,543,046
                                                                ====================   ====================

Units sold                                                                    45,632                 42,210
Units redeemed                                                              (141,948)              (323,655)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (96,316)              (281,445)
Units outstanding, beginning                                                 772,117              1,053,562
                                                                --------------------   --------------------
Units outstanding, ending                                                    675,801                772,117
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         20,548,667
Cost of units redeemed/account charges                                                          (20,082,833)
Net investment income (loss)                                                                        372,392
Net realized gain (loss)                                                                           (443,221)
Realized gain distributions                                                                       1,054,412
Net change in unrealized appreciation (depreciation)                                               (116,445)
                                                                                       --------------------
Net assets                                                                             $          1,332,972
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97               676   $         1,333              1.25%             -1.3%
12/31/2014                        2.00               772             1,543              1.25%              9.7%
12/31/2013                        1.82             1,054             1,920              1.25%             31.6%
12/31/2012                        1.38             1,215             1,683              1.25%              8.9%
12/31/2011                        1.27             1,603             2,039              1.25%             -5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.03                 0   $             0              1.00%             -1.1%
12/31/2014                        2.06                 0                 0              1.00%              9.9%
12/31/2013                        1.87                 0                 0              1.00%             32.0%
12/31/2012                        1.42                 0                 0              1.00%              9.1%
12/31/2011                        1.30                 0                 0              1.00%             -5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.10                 0   $             0              0.75%             -0.8%
12/31/2014                        2.11                 0                 0              0.75%             10.2%
12/31/2013                        1.92                 0                 0              0.75%             32.3%
12/31/2012                        1.45                 0                 0              0.75%              9.4%
12/31/2011                        1.33                 0                 0              0.75%             -5.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.50%             -0.6%
12/31/2014                        2.17                 0                 0              0.50%             10.5%
12/31/2013                        1.97                 0                 0              0.50%             32.6%
12/31/2012                        1.48                 0                 0              0.50%              9.7%
12/31/2011                        1.35                 0                 0              0.50%             -4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.23                 0   $             0              0.25%             -0.3%
12/31/2014                        2.24                 0                 0              0.25%             10.8%
12/31/2013                        2.02                 0                 0              0.25%             33.0%
12/31/2012                        1.52                 0                 0              0.25%             10.0%
12/31/2011                        1.38                 0                 0              0.25%             -4.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.50                 0   $             0              0.00%             -0.1%
12/31/2014                        2.50                 0                 0              0.00%             11.0%
12/31/2013                        2.25                 0                 0              0.00%             33.3%
12/31/2012                        1.69                 0                 0              0.00%             10.2%
12/31/2011                        1.53                 0                 0              0.00%             -4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.2%
                2013               1.3%
                2012               1.5%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PIONEER FUNDAMENTAL GROWTH FUND A CLASS - 723695102

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,090,402   $     2,834,420           163,089
                                                                         ===============   ===============
Receivables: investments sold                                      147
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,090,549
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,762,642         1,078,572   $          1.63
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.66
Band 50                                                              0                 0              1.68
Band 25                                                              0                 0              1.69
Band 0                                                       1,327,907           776,788              1.71
                                                       ---------------   ---------------
 Total                                                 $     3,090,549         1,855,360
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,813
Mortality & expense charges                                                                        (21,919)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,106)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           107,208
Realized gain distributions                                                                        119,689
Net change in unrealized appreciation (depreciation)                                               (72,968)
                                                                                           ---------------
Net gain (loss)                                                                                    153,929
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       140,823
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,106)  $            (11,698)
Net realized gain (loss)                                                     107,208                 31,863
Realized gain distributions                                                  119,689                 55,903
Net change in unrealized appreciation (depreciation)                         (72,968)               179,087
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            140,823                255,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,107,459              1,073,791
Cost of units redeemed                                                      (477,464)              (240,143)
Account charges                                                               (1,369)                  (155)
                                                                --------------------   --------------------
Increase (decrease)                                                          628,626                833,493
                                                                --------------------   --------------------
Net increase (decrease)                                                      769,449              1,088,648
Net assets, beginning                                                      2,321,100              1,232,452
                                                                --------------------   --------------------
Net assets, ending                                              $          3,090,549   $          2,321,100
                                                                ====================   ====================

Units sold                                                                   693,790                752,768
Units redeemed                                                              (317,029)              (166,003)
                                                                --------------------   --------------------
Net increase (decrease)                                                      376,761                586,765
Units outstanding, beginning                                               1,478,599                891,834
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,855,360              1,478,599
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,890,488
Cost of units redeemed/account charges                                                           (1,412,276)
Net investment income (loss)                                                                        (28,804)
Net realized gain (loss)                                                                            163,469
Realized gain distributions                                                                         221,690
Net change in unrealized appreciation (depreciation)                                                255,982
                                                                                       --------------------
Net assets                                                                             $          3,090,549
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63             1,079   $         1,763              1.25%              5.1%
12/31/2014                        1.56             1,059             1,647              1.25%             12.5%
12/31/2013                        1.38               892             1,232              1.25%             31.1%
12/31/2012                        1.05               472               498              1.25%              5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%              5.3%
12/31/2014                        1.57                 0                 0              1.00%             12.8%
12/31/2013                        1.39                 0                 0              1.00%             31.4%
12/31/2012                        1.06                 0                 0              1.00%              5.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.75%              5.6%
12/31/2014                        1.58                 0                 0              0.75%             13.1%
12/31/2013                        1.39                 0                 0              0.75%             31.7%
12/31/2012                        1.06                 0                 0              0.75%              5.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.50%              5.9%
12/31/2014                        1.59                 0                 0              0.50%             13.4%
12/31/2013                        1.40                 0                 0              0.50%             32.1%
12/31/2012                        1.06                 0                 0              0.50%              5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%              6.1%
12/31/2014                        1.60                 0                 0              0.25%             13.7%
12/31/2013                        1.40                 0                 0              0.25%             32.4%
12/31/2012                        1.06                 0                 0              0.25%              6.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71               777   $         1,328              0.00%              6.4%
12/31/2014                        1.61               419               674              0.00%             14.0%
12/31/2013                        1.41                 0                 0              0.00%             32.7%
12/31/2012                        1.06                 0                 0              0.00%              6.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               0.3%
                2013               0.5%
                2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PIONEER FUNDAMENTAL GROWTH FUND Y CLASS - 723695409

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,620,499   $     6,507,528           341,460
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (105,430)
                                                       ---------------
Net assets                                             $     6,515,069
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,515,069         3,948,833   $          1.65
Band 100                                                             0                 0              1.66
Band 75                                                              0                 0              1.68
Band 50                                                              0                 0              1.70
Band 25                                                              0                 0              1.71
Band 0                                                               0                 0              1.73
                                                       ---------------   ---------------
 Total                                                 $     6,515,069         3,948,833
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        36,667
Mortality & expense charges                                                                        (47,251)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,584)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,523
Realized gain distributions                                                                        256,034
Net change in unrealized appreciation (depreciation)                                              (239,140)
                                                                                           ---------------
Net gain (loss)                                                                                     93,417
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        82,833
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,584)  $            (12,197)
Net realized gain (loss)                                                      76,523                 71,115
Realized gain distributions                                                  256,034                 45,074
Net change in unrealized appreciation (depreciation)                        (239,140)               104,876
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             82,833                208,868
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,027,085                280,029
Cost of units redeemed                                                      (451,311)              (432,205)
Account charges                                                                 (340)                  (315)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,575,434               (152,491)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,658,267                 56,377
Net assets, beginning                                                      1,856,802              1,800,425
                                                                --------------------   --------------------
Net assets, ending                                              $          6,515,069   $          1,856,802
                                                                ====================   ====================

Units sold                                                                 3,050,977                195,027
Units redeemed                                                              (287,967)              (306,321)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,763,010               (111,294)
Units outstanding, beginning                                               1,185,823              1,297,117
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,948,833              1,185,823
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,045,846
Cost of units redeemed/account charges                                                           (1,141,630)
Net investment income (loss)                                                                        (29,689)
Net realized gain (loss)                                                                            170,223
Realized gain distributions                                                                         357,348
Net change in unrealized appreciation (depreciation)                                                112,971
                                                                                       --------------------
Net assets                                                                             $          6,515,069
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65             3,949   $         6,515              1.25%              5.4%
12/31/2014                        1.57             1,186             1,857              1.25%             12.8%
12/31/2013                        1.39             1,297             1,800              1.25%             31.5%
12/31/2012                        1.06                 4                 4              1.25%              5.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              1.00%              5.6%
12/31/2014                        1.58                 0                 0              1.00%             13.1%
12/31/2013                        1.39                 0                 0              1.00%             31.8%
12/31/2012                        1.06                 0                 0              1.00%              5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.75%              5.9%
12/31/2014                        1.59                 0                 0              0.75%             13.4%
12/31/2013                        1.40                 0                 0              0.75%             32.2%
12/31/2012                        1.06                 0                 0              0.75%              5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.50%              6.2%
12/31/2014                        1.60                 0                 0              0.50%             13.7%
12/31/2013                        1.40                 0                 0              0.50%             32.5%
12/31/2012                        1.06                 0                 0              0.50%              6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.25%              6.4%
12/31/2014                        1.61                 0                 0              0.25%             13.9%
12/31/2013                        1.41                 0                 0              0.25%             32.8%
12/31/2012                        1.06                 0                 0              0.25%              6.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.00%              6.7%
12/31/2014                        1.62                 0                 0              0.00%             14.2%
12/31/2013                        1.42                 0                 0              0.00%             33.2%
12/31/2012                        1.06                 0                 0              0.00%              6.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.5%
                2013               1.0%
                2012               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIONEER HIGH YIELD FUND A CLASS - 72369B109

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       810,410   $       870,705            92,757
                                                                         ===============   ===============
Receivables: investments sold                                    2,145
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       812,555
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       471,967           443,830   $          1.06
Band 100                                                       244,199           227,850              1.07
Band 75                                                              0                 0              1.08
Band 50                                                         96,389            88,542              1.09
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.11
                                                       ---------------   ---------------
 Total                                                 $       812,555           760,222
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,924
Mortality & expense charges                                                                         (2,419)
                                                                                           ---------------
Net investment income (loss)                                                                        13,505
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,982)
Realized gain distributions                                                                          5,915
Net change in unrealized appreciation (depreciation)                                               (46,061)
                                                                                           ---------------
Net gain (loss)                                                                                    (56,128)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (42,623)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,505   $              6,794
Net realized gain (loss)                                                     (15,982)                (1,177)
Realized gain distributions                                                    5,915                  7,333
Net change in unrealized appreciation (depreciation)                         (46,061)                (7,402)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (42,623)                 5,548
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     815,594                 31,900
Cost of units redeemed                                                      (122,585)              (558,580)
Account charges                                                                  (96)                   (45)
                                                                --------------------   --------------------
Increase (decrease)                                                          692,913               (526,725)
                                                                --------------------   --------------------
Net increase (decrease)                                                      650,290               (521,177)
Net assets, beginning                                                        162,265                683,442
                                                                --------------------   --------------------
Net assets, ending                                              $            812,555   $            162,265
                                                                ====================   ====================

Units sold                                                                   728,654                 27,552
Units redeemed                                                              (109,800)              (480,291)
                                                                --------------------   --------------------
Net increase (decrease)                                                      618,854               (452,739)
Units outstanding, beginning                                                 141,368                594,107
                                                                --------------------   --------------------
Units outstanding, ending                                                    760,222                141,368
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,526,832
Cost of units redeemed/account charges                                                             (698,196)
Net investment income (loss)                                                                         29,602
Net realized gain (loss)                                                                            (17,133)
Realized gain distributions                                                                          31,745
Net change in unrealized appreciation (depreciation)                                                (60,295)
                                                                                       --------------------
Net assets                                                                             $            812,555
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06               444   $           472              1.25%             -6.1%
12/31/2014                        1.13                20                23              1.25%             -1.4%
12/31/2013                        1.15               476               546              1.25%             10.9%
12/31/2012                        1.04                 0                 0              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07               228   $           244              1.00%             -5.8%
12/31/2014                        1.14                 0                 0              1.00%             -1.2%
12/31/2013                        1.15                 0                 0              1.00%             11.2%
12/31/2012                        1.04                 0                 0              1.00%              3.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.75%             -5.6%
12/31/2014                        1.14                 0                 0              0.75%             -0.9%
12/31/2013                        1.15                 0                 0              0.75%             11.5%
12/31/2012                        1.04                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                89   $            96              0.50%             -5.4%
12/31/2014                        1.15               121               139              0.50%             -0.7%
12/31/2013                        1.16               118               137              0.50%             11.8%
12/31/2012                        1.04                 0                 0              0.50%              3.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%             -5.1%
12/31/2014                        1.16                 0                 0              0.25%             -0.4%
12/31/2013                        1.16                 0                 0              0.25%             12.0%
12/31/2012                        1.04                 0                 0              0.25%              3.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.00%             -4.9%
12/31/2014                        1.16                 0                 0              0.00%             -0.2%
12/31/2013                        1.16                 0                 0              0.00%             12.3%
12/31/2012                        1.04                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.3%
                2014               1.9%
                2013               3.5%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PIONEER HIGH YIELD FUND Y CLASS - 72369B406

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         9,702   $        11,125             1,109
                                                                         ===============   ===============
Receivables: investments sold                                       31
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         9,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         9,733             9,057   $          1.07
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.09
Band 50                                                              0                 0              1.10
Band 25                                                              0                 0              1.11
Band 0                                                               0                 0              1.12
                                                       ---------------   ---------------
 Total                                                 $         9,733             9,057
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           403
Mortality & expense charges                                                                            (96)
                                                                                           ---------------
Net investment income (loss)                                                                           307
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (61)
Realized gain distributions                                                                             65
Net change in unrealized appreciation (depreciation)                                                  (923)
                                                                                           ---------------
Net gain (loss)                                                                                       (919)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (612)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                307   $                 63
Net realized gain (loss)                                                         (61)                    (3)
Realized gain distributions                                                       65                    220
Net change in unrealized appreciation (depreciation)                            (923)                  (500)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (612)                  (220)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       5,490                  5,494
Cost of units redeemed                                                          (316)                   (63)
Account charges                                                                  (40)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                            5,134                  5,431
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,522                  5,211
Net assets, beginning                                                          5,211                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              9,733   $              5,211
                                                                ====================   ====================

Units sold                                                                     4,814                  4,951
Units redeemed                                                                  (325)                  (383)
                                                                --------------------   --------------------
Net increase (decrease)                                                        4,489                  4,568
Units outstanding, beginning                                                   4,568                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,057                  4,568
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             10,984
Cost of units redeemed/account charges                                                                 (419)
Net investment income (loss)                                                                            370
Net realized gain (loss)                                                                                (64)
Realized gain distributions                                                                             285
Net change in unrealized appreciation (depreciation)                                                 (1,423)
                                                                                       --------------------
Net assets                                                                             $              9,733
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 9   $            10              1.25%             -5.8%
12/31/2014                        1.14                 5                 5              1.25%             -1.1%
12/31/2013                        1.15                 0                 0              1.25%             11.3%
12/31/2012                        1.04                 0                 0              1.25%              3.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%             -5.6%
12/31/2014                        1.15                 0                 0              1.00%             -0.9%
12/31/2013                        1.16                 0                 0              1.00%             11.5%
12/31/2012                        1.04                 0                 0              1.00%              3.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%             -5.3%
12/31/2014                        1.15                 0                 0              0.75%             -0.6%
12/31/2013                        1.16                 0                 0              0.75%             11.8%
12/31/2012                        1.04                 0                 0              0.75%              3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.50%             -5.1%
12/31/2014                        1.16                 0                 0              0.50%             -0.4%
12/31/2013                        1.16                 0                 0              0.50%             12.1%
12/31/2012                        1.04                 0                 0              0.50%              3.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.25%             -4.9%
12/31/2014                        1.17                 0                 0              0.25%             -0.1%
12/31/2013                        1.17                 0                 0              0.25%             12.4%
12/31/2012                        1.04                 0                 0              0.25%              3.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.00%             -4.6%
12/31/2014                        1.17                 0                 0              0.00%              0.1%
12/31/2013                        1.17                 0                 0              0.00%             12.7%
12/31/2012                        1.04                 0                 0              0.00%              3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               5.4%
                2014               3.2%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND A CLASS - 72375Q108

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       215,954   $       245,635             9,688
                                                                         ===============   ===============
Receivables: investments sold                                      487
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       216,441
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       175,891           119,561   $          1.47
Band 100                                                        40,550            27,349              1.48
Band 75                                                              0                 0              1.49
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.52
Band 0                                                               0                 0              1.53
                                                       ---------------   ---------------
 Total                                                 $       216,441           146,910
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           793
Mortality & expense charges                                                                           (412)
                                                                                           ---------------
Net investment income (loss)                                                                           381
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               (55)
Realized gain distributions                                                                         19,719
Net change in unrealized appreciation (depreciation)                                               (29,698)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,034)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (9,653)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                381   $                  1
Net realized gain (loss)                                                         (55)                     0
Realized gain distributions                                                   19,719                     24
Net change in unrealized appreciation (depreciation)                         (29,698)                    21
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (9,653)                    46
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     268,195                    406
Cost of units redeemed                                                       (42,692)                     0
Account charges                                                                   (3)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          225,500                    406
                                                                --------------------   --------------------
Net increase (decrease)                                                      215,847                    452
Net assets, beginning                                                            594                    142
                                                                --------------------   --------------------
Net assets, ending                                              $            216,441   $                594
                                                                ====================   ====================

Units sold                                                                   236,772                    272
Units redeemed                                                               (90,235)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      146,537                    272
Units outstanding, beginning                                                     373                    101
                                                                --------------------   --------------------
Units outstanding, ending                                                    146,910                    373
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            268,734
Cost of units redeemed/account charges                                                              (42,695)
Net investment income (loss)                                                                            382
Net realized gain (loss)                                                                                (55)
Realized gain distributions                                                                          19,756
Net change in unrealized appreciation (depreciation)                                                (29,681)
                                                                                       --------------------
Net assets                                                                             $            216,441
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47               120   $           176              1.25%             -7.6%
12/31/2014                        1.59                 0                 1              1.25%             13.3%
12/31/2013                        1.40                 0                 0              1.25%             31.3%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                27   $            41              1.00%             -7.4%
12/31/2014                        1.60                 0                 0              1.00%             13.6%
12/31/2013                        1.41                 0                 0              1.00%             31.6%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%             -7.1%
12/31/2014                        1.61                 0                 0              0.75%             13.9%
12/31/2013                        1.41                 0                 0              0.75%             31.9%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%             -6.9%
12/31/2014                        1.62                 0                 0              0.50%             14.2%
12/31/2013                        1.42                 0                 0              0.50%             32.3%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.25%             -6.7%
12/31/2014                        1.63                 0                 0              0.25%             14.4%
12/31/2013                        1.42                 0                 0              0.25%             32.6%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.00%             -6.4%
12/31/2014                        1.63                 0                 0              0.00%             14.7%
12/31/2013                        1.42                 0                 0              0.00%             32.9%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.5%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PIONEER MID CAP VALUE FUND Y CLASS - 72375Q405

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        15,505   $        17,824               652
                                                                         ===============   ===============
Receivables: investments sold                                       11
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        15,516
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        15,516            10,439   $          1.49
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.52
Band 25                                                              0                 0              1.53
Band 0                                                               0                 0              1.55
                                                       ---------------   ---------------
 Total                                                 $        15,516            10,439
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            93
Mortality & expense charges                                                                            (86)
                                                                                           ---------------
Net investment income (loss)                                                                             7
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                          1,318
Net change in unrealized appreciation (depreciation)                                                (2,319)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,002)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (995)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  7   $                  0
Net realized gain (loss)                                                          (1)                     0
Realized gain distributions                                                    1,318                      0
Net change in unrealized appreciation (depreciation)                          (2,319)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (995)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      16,589                      0
Cost of units redeemed                                                           (78)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           16,511                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,516                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             15,516   $                  0
                                                                ====================   ====================

Units sold                                                                    10,497                      0
Units redeemed                                                                   (58)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       10,439                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     10,439                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             16,589
Cost of units redeemed/account charges                                                                  (78)
Net investment income (loss)                                                                              7
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                           1,318
Net change in unrealized appreciation (depreciation)                                                 (2,319)
                                                                                       --------------------
Net assets                                                                             $             15,516
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                10   $            16              1.25%             -7.3%
12/31/2014                        1.60                 0                 0              1.25%             13.7%
12/31/2013                        1.41                 0                 0              1.25%             31.8%
12/31/2012                        1.07                 0                 0              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%             -7.1%
12/31/2014                        1.61                 0                 0              1.00%             14.0%
12/31/2013                        1.41                 0                 0              1.00%             32.1%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%             -6.9%
12/31/2014                        1.62                 0                 0              0.75%             14.3%
12/31/2013                        1.42                 0                 0              0.75%             32.5%
12/31/2012                        1.07                 0                 0              0.75%              7.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.50%             -6.6%
12/31/2014                        1.63                 0                 0              0.50%             14.6%
12/31/2013                        1.42                 0                 0              0.50%             32.8%
12/31/2012                        1.07                 0                 0              0.50%              7.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%             -6.4%
12/31/2014                        1.64                 0                 0              0.25%             14.9%
12/31/2013                        1.43                 0                 0              0.25%             33.1%
12/31/2012                        1.07                 0                 0              0.25%              7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.00%             -6.2%
12/31/2014                        1.65                 0                 0              0.00%             15.2%
12/31/2013                        1.43                 0                 0              0.00%             33.5%
12/31/2012                        1.07                 0                 0              0.00%              7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PIONEER SELECT MID CAP GROWTH FUND A CLASS - 72387W408

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       621,238   $       672,372            17,998
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (666)
                                                       ---------------
Net assets                                             $       620,572
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       620,572           378,206   $          1.64
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.67
Band 50                                                              0                 0              1.68
Band 25                                                              0                 0              1.69
Band 0                                                               0                 0              1.71
                                                       ---------------   ---------------
 Total                                                 $       620,572           378,206
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (7,294)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,294)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,203)
Realized gain distributions                                                                         49,393
Net change in unrealized appreciation (depreciation)                                               (41,756)
                                                                                           ---------------
Net gain (loss)                                                                                       (566)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,860)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,294)  $               (407)
Net realized gain (loss)                                                      (8,203)                    13
Realized gain distributions                                                   49,393                 16,650
Net change in unrealized appreciation (depreciation)                         (41,756)                (9,378)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,860)                 6,878
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     595,096                122,529
Cost of units redeemed                                                       (94,310)                  (564)
Account charges                                                               (1,096)                  (101)
                                                                --------------------   --------------------
Increase (decrease)                                                          499,690                121,864
                                                                --------------------   --------------------
Net increase (decrease)                                                      491,830                128,742
Net assets, beginning                                                        128,742                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            620,572   $            128,742
                                                                ====================   ====================

Units sold                                                                   362,326                 79,248
Units redeemed                                                               (62,673)                  (695)
                                                                --------------------   --------------------
Net increase (decrease)                                                      299,653                 78,553
Units outstanding, beginning                                                  78,553                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    378,206                 78,553
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            717,625
Cost of units redeemed/account charges                                                              (96,071)
Net investment income (loss)                                                                         (7,701)
Net realized gain (loss)                                                                             (8,190)
Realized gain distributions                                                                          66,043
Net change in unrealized appreciation (depreciation)                                                (51,134)
                                                                                       --------------------
Net assets                                                                             $            620,572
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/15/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64               378   $           621              1.25%              0.1%
12/31/2014                        1.64                79               129              1.25%              7.7%
12/31/2013                        1.52                 0                 0              1.25%             42.6%
12/31/2012                        1.07                 0                 0              1.25%              6.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%              0.4%
12/31/2014                        1.65                 0                 0              1.00%              8.0%
12/31/2013                        1.53                 0                 0              1.00%             43.0%
12/31/2012                        1.07                 0                 0              1.00%              6.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.75%              0.6%
12/31/2014                        1.66                 0                 0              0.75%              8.2%
12/31/2013                        1.53                 0                 0              0.75%             43.3%
12/31/2012                        1.07                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.50%              0.9%
12/31/2014                        1.67                 0                 0              0.50%              8.5%
12/31/2013                        1.53                 0                 0              0.50%             43.7%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%              1.1%
12/31/2014                        1.67                 0                 0              0.25%              8.8%
12/31/2013                        1.54                 0                 0              0.25%             44.0%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.00%              1.4%
12/31/2014                        1.68                 0                 0              0.00%              9.0%
12/31/2013                        1.54                 0                 0              0.00%             44.4%
12/31/2012                        1.07                 0                 0              0.00%              6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PIONEER SELECT MID CAP GROWTH VCT PORTFOLIO I CLASS - 724027230

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,922,806   $    10,444,228           418,415
                                                                         ===============   ===============
Receivables: investments sold                                    2,023
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,924,829
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,924,829         3,683,944   $          2.97
Band 100                                                             0                 0              3.06
Band 75                                                              0                 0              3.15
Band 50                                                              0                 0              3.25
Band 25                                                              0                 0              3.35
Band 0                                                               0                 0              3.75
                                                       ---------------   ---------------
 Total                                                 $    10,924,829         3,683,944
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (147,093)
                                                                                           ---------------
Net investment income (loss)                                                                      (147,093)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           257,081
Realized gain distributions                                                                      1,309,460
Net change in unrealized appreciation (depreciation)                                            (1,347,727)
                                                                                           ---------------
Net gain (loss)                                                                                    218,814
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        71,721
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (147,093)  $           (148,381)
Net realized gain (loss)                                                     257,081                578,831
Realized gain distributions                                                1,309,460              2,385,926
Net change in unrealized appreciation (depreciation)                      (1,347,727)            (1,880,571)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             71,721                935,805
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     776,100                813,114
Cost of units redeemed                                                    (1,791,536)            (2,336,677)
Account charges                                                               (2,480)                (2,528)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,017,916)            (1,526,091)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (946,195)              (590,286)
Net assets, beginning                                                     11,871,024             12,461,310
                                                                --------------------   --------------------
Net assets, ending                                              $         10,924,829   $         11,871,024
                                                                ====================   ====================

Units sold                                                                   277,685                325,789
Units redeemed                                                              (611,420)              (865,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (333,735)              (540,142)
Units outstanding, beginning                                               4,017,679              4,557,821
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,683,944              4,017,679
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         83,935,838
Cost of units redeemed/account charges                                                          (83,069,184)
Net investment income (loss)                                                                       (160,742)
Net realized gain (loss)                                                                          1,373,796
Realized gain distributions                                                                       8,366,543
Net change in unrealized appreciation (depreciation)                                                478,578
                                                                                       --------------------
Net assets                                                                             $         10,924,829
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/1997
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.97             3,684   $        10,925              1.25%              0.4%
12/31/2014                        2.95             4,018            11,871              1.25%              8.1%
12/31/2013                        2.73             4,558            12,461              1.25%             40.7%
12/31/2012                        1.94             5,400            10,493              1.25%              5.7%
12/31/2011                        1.84             6,290            11,565              1.25%             -3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.06                 0   $             0              1.00%              0.6%
12/31/2014                        3.04                 0                 0              1.00%              8.3%
12/31/2013                        2.81                 0                 0              1.00%             41.0%
12/31/2012                        1.99                 0                 0              1.00%              6.0%
12/31/2011                        1.88                 0                 0              1.00%             -3.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.15                 0   $             0              0.75%              0.9%
12/31/2014                        3.13                 0                 0              0.75%              8.6%
12/31/2013                        2.88                 0                 0              0.75%             41.4%
12/31/2012                        2.04                 0                 0              0.75%              6.2%
12/31/2011                        1.92                 0                 0              0.75%             -3.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.25                 0   $             0              0.50%              1.1%
12/31/2014                        3.21                 0                 0              0.50%              8.9%
12/31/2013                        2.95                 0                 0              0.50%             41.7%
12/31/2012                        2.08                 0                 0              0.50%              6.5%
12/31/2011                        1.96                 0                 0              0.50%             -2.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.35                 0   $             0              0.25%              1.4%
12/31/2014                        3.31                 0                 0              0.25%              9.2%
12/31/2013                        3.03                 0                 0              0.25%             42.1%
12/31/2012                        2.13                 0                 0              0.25%              6.8%
12/31/2011                        2.00                 0                 0              0.25%             -2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.75                 0   $             0              0.00%              1.6%
12/31/2014                        3.69                 0                 0              0.00%              9.4%
12/31/2013                        3.38                 0                 0              0.00%             42.5%
12/31/2012                        2.37                 0                 0              0.00%              7.0%
12/31/2011                        2.21                 0                 0              0.00%             -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PIONEER STRATEGIC INCOME FUND A CLASS - 723884102

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,456,834   $     1,552,479           143,977
                                                                         ===============   ===============
Receivables: investments sold                                   13,180
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,470,014
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,391,847         1,267,679   $          1.10
Band 100                                                             0                 0              1.11
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.14
Band 25                                                              0                 0              1.15
Band 0                                                          78,167            67,281              1.16
                                                       ---------------   ---------------
 Total                                                 $     1,470,014         1,334,960
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        58,987
Mortality & expense charges                                                                        (20,251)
                                                                                           ---------------
Net investment income (loss)                                                                        38,736
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (35,825)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (47,999)
                                                                                           ---------------
Net gain (loss)                                                                                    (83,824)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (45,088)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,736   $             37,138
Net realized gain (loss)                                                     (35,825)               (11,357)
Realized gain distributions                                                        0                 20,077
Net change in unrealized appreciation (depreciation)                         (47,999)                (6,552)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (45,088)                39,306
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     501,137                891,645
Cost of units redeemed                                                      (478,987)              (617,291)
Account charges                                                               (1,924)                  (470)
                                                                --------------------   --------------------
Increase (decrease)                                                           20,226                273,884
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,862)               313,190
Net assets, beginning                                                      1,494,876              1,181,686
                                                                --------------------   --------------------
Net assets, ending                                              $          1,470,014   $          1,494,876
                                                                ====================   ====================

Units sold                                                                   453,912                800,469
Units redeemed                                                              (441,929)              (559,560)
                                                                --------------------   --------------------
Net increase (decrease)                                                       11,983                240,909
Units outstanding, beginning                                               1,322,977              1,082,068
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,334,960              1,322,977
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,129,559
Cost of units redeemed/account charges                                                           (1,659,017)
Net investment income (loss)                                                                        105,311
Net realized gain (loss)                                                                            (45,186)
Realized gain distributions                                                                          34,992
Net change in unrealized appreciation (depreciation)                                                (95,645)
                                                                                       --------------------
Net assets                                                                             $          1,470,014
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10             1,268   $         1,392              1.25%             -2.7%
12/31/2014                        1.13             1,280             1,444              1.25%              3.3%
12/31/2013                        1.09             1,082             1,182              1.25%              0.2%
12/31/2012                        1.09               376               410              1.25%              9.9%
12/31/2011                        0.99                 1                 1              1.25%             -0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.00%             -2.4%
12/31/2014                        1.14                 0                 0              1.00%              3.6%
12/31/2013                        1.10                 0                 0              1.00%              0.5%
12/31/2012                        1.09                 0                 0              1.00%             10.1%
12/31/2011                        0.99                 0                 0              1.00%             -0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%             -2.2%
12/31/2014                        1.15                 0                 0              0.75%              3.8%
12/31/2013                        1.11                 0                 0              0.75%              0.7%
12/31/2012                        1.10                 0                 0              0.75%             10.4%
12/31/2011                        0.99                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.50%             -2.0%
12/31/2014                        1.16                 0                 0              0.50%              4.1%
12/31/2013                        1.11                 0                 0              0.50%              1.0%
12/31/2012                        1.10                 0                 0              0.50%             10.7%
12/31/2011                        1.00                 0                 0              0.50%             -0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%             -1.7%
12/31/2014                        1.17                 0                 0              0.25%              4.4%
12/31/2013                        1.12                 0                 0              0.25%              1.2%
12/31/2012                        1.11                 0                 0              0.25%             11.0%
12/31/2011                        1.00                 0                 0              0.25%             -0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                67   $            78              0.00%             -1.5%
12/31/2014                        1.18                43                51              0.00%              4.6%
12/31/2013                        1.13                 0                 0              0.00%              1.5%
12/31/2012                        1.11                 0                 0              0.00%             11.3%
12/31/2011                        1.00                 0                 0              0.00%             -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.0%
                2014               4.1%
                2013               4.5%
                2012               2.8%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               PIONEER STRATEGIC INCOME FUND Y CLASS - 723884409

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       744,664   $       765,370            73,712
                                                                         ===============   ===============
Receivables: investments sold                                    7,942
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       752,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       742,929           762,112   $          0.97
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.98
Band 0                                                           9,677             9,877              0.98
                                                       ---------------   ---------------
 Total                                                 $       752,606           771,989
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,395
Mortality & expense charges                                                                         (2,769)
                                                                                           ---------------
Net investment income (loss)                                                                         5,626
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (582)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (20,706)
                                                                                           ---------------
Net gain (loss)                                                                                    (21,288)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,662)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,626   $                  0
Net realized gain (loss)                                                        (582)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (20,706)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,662)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     798,680                      0
Cost of units redeemed                                                       (29,197)                     0
Account charges                                                               (1,215)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                          768,268                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      752,606                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            752,606   $                  0
                                                                ====================   ====================

Units sold                                                                   814,102                      0
Units redeemed                                                               (42,113)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      771,989                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    771,989                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            798,680
Cost of units redeemed/account charges                                                              (30,412)
Net investment income (loss)                                                                          5,626
Net realized gain (loss)                                                                               (582)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                (20,706)
                                                                                       --------------------
Net assets                                                                             $            752,606
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 8/7/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97               762   $           743              1.25%             -2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -2.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                10   $            10              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PNC INTERNATIONAL EQUITY FUND A CLASS - 69351J306 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PNC INTERNATIONAL EQUITY FUND I CLASS - 69351J108 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PNC MULTI-FACTOR SMALL CAP CORE FUND A CLASS - 69351J389 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PNC MULTI-FACTOR SMALL CAP CORE FUND I CLASS - 69351J413 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/20/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.25%             -4.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -4.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND A CLASS - 74441P106

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       234,219   $       297,296            20,306
                                                                         ===============   ===============
Receivables: investments sold                                    2,144
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       236,363
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       191,356           147,320   $          1.30
Band 100                                                        43,095            32,681              1.32
Band 75                                                              0                 0              1.34
Band 50                                                              0                 0              1.36
Band 25                                                              0                 0              1.38
Band 0                                                           1,912             1,365              1.40
                                                       ---------------   ---------------
 Total                                                 $       236,363           181,366
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,419
Mortality & expense charges                                                                         (3,281)
                                                                                           ---------------
Net investment income (loss)                                                                         1,138
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (25,907)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (3,867)
                                                                                           ---------------
Net gain (loss)                                                                                    (29,774)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (28,636)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,138   $                781
Net realized gain (loss)                                                     (25,907)                 2,506
Realized gain distributions                                                        0                 36,309
Net change in unrealized appreciation (depreciation)                          (3,867)               (65,153)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (28,636)               (25,557)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      68,654                131,363
Cost of units redeemed                                                      (145,235)              (171,715)
Account charges                                                                  (20)                   (12)
                                                                --------------------   --------------------
Increase (decrease)                                                          (76,601)               (40,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (105,237)               (65,921)
Net assets, beginning                                                        341,600                407,521
                                                                --------------------   --------------------
Net assets, ending                                              $            236,363   $            341,600
                                                                ====================   ====================

Units sold                                                                    52,173                105,316
Units redeemed                                                              (100,746)              (131,332)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,573)               (26,016)
Units outstanding, beginning                                                 229,939                255,955
                                                                --------------------   --------------------
Units outstanding, ending                                                    181,366                229,939
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            886,604
Cost of units redeemed/account charges                                                             (662,668)
Net investment income (loss)                                                                          1,867
Net realized gain (loss)                                                                              1,605
Realized gain distributions                                                                          72,032
Net change in unrealized appreciation (depreciation)                                                (63,077)
                                                                                       --------------------
Net assets                                                                             $            236,363
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30               147   $           191              1.25%            -12.4%
12/31/2014                        1.48               199               296              1.25%             -6.8%
12/31/2013                        1.59               253               402              1.25%             27.1%
12/31/2012                        1.25               133               166              1.25%             31.7%
12/31/2011                        0.95                85                81              1.25%            -20.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                33   $            43              1.00%            -12.2%
12/31/2014                        1.50                29                43              1.00%             -6.6%
12/31/2013                        1.61                 1                 1              1.00%             27.4%
12/31/2012                        1.26                 3                 4              1.00%             32.0%
12/31/2011                        0.96                 0                 0              1.00%            -19.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.75%            -11.9%
12/31/2014                        1.52                 0                 0              0.75%             -6.4%
12/31/2013                        1.62                 0                 0              0.75%             27.7%
12/31/2012                        1.27                 0                 0              0.75%             32.4%
12/31/2011                        0.96                 0                 0              0.75%            -19.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.50%            -11.7%
12/31/2014                        1.54                 0                 0              0.50%             -6.1%
12/31/2013                        1.64                 0                 0              0.50%             28.0%
12/31/2012                        1.28                 0                 0              0.50%             32.7%
12/31/2011                        0.97                 0                 0              0.50%            -19.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%            -11.5%
12/31/2014                        1.56                 0                 0              0.25%             -5.9%
12/31/2013                        1.66                 0                 0              0.25%             28.4%
12/31/2012                        1.29                 0                 0              0.25%             33.0%
12/31/2011                        0.97                 0                 0              0.25%            -19.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 1   $             2              0.00%            -11.3%
12/31/2014                        1.58                 2                 3              0.00%             -5.7%
12/31/2013                        1.67                 3                 4              0.00%             28.7%
12/31/2012                        1.30                 0                 0              0.00%             33.4%
12/31/2011                        0.98                 0                 0              0.00%            -18.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.4%
                2013               1.2%
                2012               1.0%
                2011               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL FINANCIAL SERVICES FUND Z CLASS - 74441P403

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       188,683   $       235,534            15,771
                                                                         ===============   ===============
Receivables: investments sold                                      101
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       188,784
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       188,784           142,879   $          1.32
Band 100                                                             0                 0              1.34
Band 75                                                              0                 0              1.36
Band 50                                                              0                 0              1.38
Band 25                                                              0                 0              1.40
Band 0                                                               0                 0              1.42
                                                       ---------------   ---------------
 Total                                                 $       188,784           142,879
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,047
Mortality & expense charges                                                                         (2,619)
                                                                                           ---------------
Net investment income (loss)                                                                         1,428
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (43,513)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                 2,900
                                                                                           ---------------
Net gain (loss)                                                                                    (40,613)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (39,185)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,428   $              1,513
Net realized gain (loss)                                                     (43,513)                   655
Realized gain distributions                                                        0                 34,103
Net change in unrealized appreciation (depreciation)                           2,900                (60,958)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (39,185)               (24,687)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      59,663                 58,208
Cost of units redeemed                                                      (184,217)               (25,421)
Account charges                                                                  (45)                   (22)
                                                                --------------------   --------------------
Increase (decrease)                                                         (124,599)                32,765
                                                                --------------------   --------------------
Net increase (decrease)                                                     (163,784)                 8,078
Net assets, beginning                                                        352,568                344,490
                                                                --------------------   --------------------
Net assets, ending                                              $            188,784   $            352,568
                                                                ====================   ====================

Units sold                                                                    40,920                 42,581
Units redeemed                                                              (132,443)               (22,106)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (91,523)                20,475
Units outstanding, beginning                                                 234,402                213,927
                                                                --------------------   --------------------
Units outstanding, ending                                                    142,879                234,402
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            690,815
Cost of units redeemed/account charges                                                             (504,463)
Net investment income (loss)                                                                          3,914
Net realized gain (loss)                                                                            (17,539)
Realized gain distributions                                                                          62,908
Net change in unrealized appreciation (depreciation)                                                (46,851)
                                                                                       --------------------
Net assets                                                                             $            188,784
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32               143   $           189              1.25%            -12.2%
12/31/2014                        1.50               234               353              1.25%             -6.6%
12/31/2013                        1.61               214               344              1.25%             27.5%
12/31/2012                        1.26               100               127              1.25%             32.1%
12/31/2011                        0.96                82                78              1.25%            -19.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              1.00%            -11.9%
12/31/2014                        1.52                 0                 0              1.00%             -6.4%
12/31/2013                        1.63                 0                 0              1.00%             27.8%
12/31/2012                        1.27                 0                 0              1.00%             32.4%
12/31/2011                        0.96                 0                 0              1.00%            -19.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.75%            -11.7%
12/31/2014                        1.54                 0                 0              0.75%             -6.1%
12/31/2013                        1.64                 0                 0              0.75%             28.1%
12/31/2012                        1.28                 0                 0              0.75%             32.7%
12/31/2011                        0.97                 0                 0              0.75%            -19.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.50%            -11.5%
12/31/2014                        1.56                 0                 0              0.50%             -5.9%
12/31/2013                        1.66                 0                 0              0.50%             28.4%
12/31/2012                        1.29                 0                 0              0.50%             33.0%
12/31/2011                        0.97                 0                 0              0.50%            -19.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%            -11.3%
12/31/2014                        1.58                 0                 0              0.25%             -5.7%
12/31/2013                        1.68                 0                 0              0.25%             28.8%
12/31/2012                        1.30                 0                 0              0.25%             33.4%
12/31/2011                        0.98                 0                 0              0.25%            -18.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.00%            -11.0%
12/31/2014                        1.60                 0                 0              0.00%             -5.4%
12/31/2013                        1.69                 0                 0              0.00%             29.1%
12/31/2012                        1.31                 0                 0              0.00%             33.7%
12/31/2011                        0.98                 0                 0              0.00%            -18.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.7%
                2013               1.6%
                2012               1.2%
                2011               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND A CLASS - 744336108

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       938,888   $       976,983            39,775
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (183)
                                                       ---------------
Net assets                                             $       938,705
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       748,553           468,172   $          1.60
Band 100                                                       174,392           107,556              1.62
Band 75                                                              0                 0              1.64
Band 50                                                              0                 0              1.67
Band 25                                                              0                 0              1.69
Band 0                                                          15,760             9,191              1.71
                                                       ---------------   ---------------
 Total                                                 $       938,705           584,919
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        17,365
Mortality & expense charges                                                                        (10,834)
                                                                                           ---------------
Net investment income (loss)                                                                         6,531
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           113,721
Realized gain distributions                                                                         14,876
Net change in unrealized appreciation (depreciation)                                              (141,055)
                                                                                           ---------------
Net gain (loss)                                                                                    (12,458)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,927)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,531   $             22,737
Net realized gain (loss)                                                     113,721                 22,092
Realized gain distributions                                                   14,876                      0
Net change in unrealized appreciation (depreciation)                        (141,055)               107,207
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,927)               152,036
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     353,536                763,519
Cost of units redeemed                                                      (698,009)              (448,003)
Account charges                                                                 (397)                  (346)
                                                                --------------------   --------------------
Increase (decrease)                                                         (344,870)               315,170
                                                                --------------------   --------------------
Net increase (decrease)                                                     (350,797)               467,206
Net assets, beginning                                                      1,289,502                822,296
                                                                --------------------   --------------------
Net assets, ending                                              $            938,705   $          1,289,502
                                                                ====================   ====================

Units sold                                                                   470,430                655,770
Units redeemed                                                              (665,563)              (446,433)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (195,133)               209,337
Units outstanding, beginning                                                 780,052                570,715
                                                                --------------------   --------------------
Units outstanding, ending                                                    584,919                780,052
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,776,987
Cost of units redeemed/account charges                                                           (2,088,540)
Net investment income (loss)                                                                         54,275
Net realized gain (loss)                                                                            219,202
Realized gain distributions                                                                          14,876
Net change in unrealized appreciation (depreciation)                                                (38,095)
                                                                                       --------------------
Net assets                                                                             $            938,705
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60               468   $           749              1.25%             -1.4%
12/31/2014                        1.62               435               706              1.25%             12.6%
12/31/2013                        1.44               564               813              1.25%              2.3%
12/31/2012                        1.41               423               596              1.25%             25.4%
12/31/2011                        1.12               241               271              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62               108   $           174              1.00%             -1.2%
12/31/2014                        1.64               112               183              1.00%             12.9%
12/31/2013                        1.45                 0                 0              1.00%              2.6%
12/31/2012                        1.42                 0                 0              1.00%             25.7%
12/31/2011                        1.13                 0                 0              1.00%             -6.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.75%             -0.9%
12/31/2014                        1.66                 0                 0              0.75%             13.2%
12/31/2013                        1.47                 0                 0              0.75%              2.8%
12/31/2012                        1.43                 0                 0              0.75%             26.0%
12/31/2011                        1.13                 0                 0              0.75%             -6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.50%             -0.7%
12/31/2014                        1.68                 0                 0              0.50%             13.5%
12/31/2013                        1.48                 0                 0              0.50%              3.1%
12/31/2012                        1.43                 0                 0              0.50%             26.3%
12/31/2011                        1.14                 0                 0              0.50%             -6.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%             -0.4%
12/31/2014                        1.70                 0                 0              0.25%             13.7%
12/31/2013                        1.49                 0                 0              0.25%              3.4%
12/31/2012                        1.44                 0                 0              0.25%             26.6%
12/31/2011                        1.14                 0                 0              0.25%             -6.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 9   $            16              0.00%             -0.2%
12/31/2014                        1.72               233               400              0.00%             14.0%
12/31/2013                        1.51                 6                10              0.00%              3.6%
12/31/2012                        1.45                85               124              0.00%             26.9%
12/31/2011                        1.15                82                94              0.00%             -5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               3.1%
                2013               1.9%
                2012               3.9%
                2011               3.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL GLOBAL REAL ESTATE FUND Z CLASS - 744336504

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,958,006   $     8,707,440           376,258
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (48,194)
                                                       ---------------
Net assets                                             $     8,909,812
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,706,829         4,125,624   $          1.63
Band 100                                                             0                 0              1.65
Band 75                                                              0                 0              1.67
Band 50                                                              0                 0              1.70
Band 25                                                              0                 0              1.72
Band 0                                                       2,202,983         1,263,582              1.74
                                                       ---------------   ---------------
 Total                                                 $     8,909,812         5,389,206
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       164,024
Mortality & expense charges                                                                        (82,916)
                                                                                           ---------------
Net investment income (loss)                                                                        81,108
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           340,901
Realized gain distributions                                                                        141,470
Net change in unrealized appreciation (depreciation)                                              (627,322)
                                                                                           ---------------
Net gain (loss)                                                                                   (144,951)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (63,843)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             81,108   $            206,234
Net realized gain (loss)                                                     340,901                128,307
Realized gain distributions                                                  141,470                      0
Net change in unrealized appreciation (depreciation)                        (627,322)               564,403
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (63,843)               898,944
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,947,488              6,229,910
Cost of units redeemed                                                    (3,316,716)            (3,558,708)
Account charges                                                              (24,793)               (16,015)
                                                                --------------------   --------------------
Increase (decrease)                                                         (394,021)             2,655,187
                                                                --------------------   --------------------
Net increase (decrease)                                                     (457,864)             3,554,131
Net assets, beginning                                                      9,367,676              5,813,545
                                                                --------------------   --------------------
Net assets, ending                                              $          8,909,812   $          9,367,676
                                                                ====================   ====================

Units sold                                                                 1,884,030              4,094,515
Units redeemed                                                            (2,082,986)            (2,409,297)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (198,956)             1,685,218
Units outstanding, beginning                                               5,588,162              3,902,944
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,389,206              5,588,162
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,759,652
Cost of units redeemed/account charges                                                          (14,486,114)
Net investment income (loss)                                                                        529,334
Net realized gain (loss)                                                                            714,904
Realized gain distributions                                                                         141,470
Net change in unrealized appreciation (depreciation)                                                250,566
                                                                                       --------------------
Net assets                                                                             $          8,909,812
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63             4,126   $         6,707              1.25%             -1.2%
12/31/2014                        1.64             3,770             6,200              1.25%             13.0%
12/31/2013                        1.46             1,925             2,802              1.25%              2.6%
12/31/2012                        1.42               751             1,065              1.25%             25.7%
12/31/2011                        1.13               351               396              1.25%             -6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              1.00%             -0.9%
12/31/2014                        1.66                 0                 0              1.00%             13.3%
12/31/2013                        1.47                 0                 0              1.00%              2.8%
12/31/2012                        1.43                 0                 0              1.00%             26.1%
12/31/2011                        1.13                 0                 0              1.00%             -6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              0.75%             -0.7%
12/31/2014                        1.68                 0                 0              0.75%             13.6%
12/31/2013                        1.48                 0                 0              0.75%              3.1%
12/31/2012                        1.44                 0                 0              0.75%             26.4%
12/31/2011                        1.14                 0                 0              0.75%             -6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                 0   $             0              0.50%             -0.4%
12/31/2014                        1.70                 0                 0              0.50%             13.8%
12/31/2013                        1.50                 0                 0              0.50%              3.4%
12/31/2012                        1.45                 0                 0              0.50%             26.7%
12/31/2011                        1.14                 0                 0              0.50%             -5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.25%             -0.2%
12/31/2014                        1.72                 0                 0              0.25%             14.1%
12/31/2013                        1.51                 0                 0              0.25%              3.6%
12/31/2012                        1.46                 0                 0              0.25%             27.0%
12/31/2011                        1.15                 0                 0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74             1,264   $         2,203              0.00%              0.1%
12/31/2014                        1.74             1,819             3,168              0.00%             14.4%
12/31/2013                        1.52             1,978             3,012              0.00%              3.9%
12/31/2012                        1.47             2,259             3,311              0.00%             27.3%
12/31/2011                        1.15                 0                 0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               3.5%
                2013               2.3%
                2012               6.2%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND A CLASS - 74440Y108

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,346,645   $     5,955,403         1,064,230
                                                                         ===============   ===============
Receivables: investments sold                                   27,720
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,374,365
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,035,759         3,043,215   $          1.33
Band 100                                                     1,147,596           853,358              1.34
Band 75                                                              0                 0              1.36
Band 50                                                              0                 0              1.38
Band 25                                                              0                 0              1.40
Band 0                                                         191,010           134,303              1.42
                                                       ---------------   ---------------
 Total                                                 $     5,374,365         4,030,876
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       350,828
Mortality & expense charges                                                                        (66,361)
                                                                                           ---------------
Net investment income (loss)                                                                       284,467
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (67,366)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (445,742)
                                                                                           ---------------
Net gain (loss)                                                                                   (513,108)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (228,641)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            284,467   $            232,388
Net realized gain (loss)                                                     (67,366)                30,043
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (445,742)              (218,312)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (228,641)                44,119
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,567,122              2,944,592
Cost of units redeemed                                                    (2,243,468)            (1,954,333)
Account charges                                                               (2,472)                (2,295)
                                                                --------------------   --------------------
Increase (decrease)                                                          321,182                987,964
                                                                --------------------   --------------------
Net increase (decrease)                                                       92,541              1,032,083
Net assets, beginning                                                      5,281,824              4,249,741
                                                                --------------------   --------------------
Net assets, ending                                              $          5,374,365   $          5,281,824
                                                                ====================   ====================

Units sold                                                                 1,977,392              2,396,889
Units redeemed                                                            (1,754,496)            (1,702,838)
                                                                --------------------   --------------------
Net increase (decrease)                                                      222,896                694,051
Units outstanding, beginning                                               3,807,980              3,113,929
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,030,876              3,807,980
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         11,871,336
Cost of units redeemed/account charges                                                           (6,665,838)
Net investment income (loss)                                                                        792,149
Net realized gain (loss)                                                                            (14,524)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (608,758)
                                                                                       --------------------
Net assets                                                                             $          5,374,365
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33             3,043   $         4,036              1.25%             -4.1%
12/31/2014                        1.38             3,100             4,286              1.25%              1.3%
12/31/2013                        1.36             3,114             4,250              1.25%              5.6%
12/31/2012                        1.29             1,814             2,344              1.25%             12.7%
12/31/2011                        1.15               461               529              1.25%              3.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34               853   $         1,148              1.00%             -3.8%
12/31/2014                        1.40               618               864              1.00%              1.6%
12/31/2013                        1.38                 0                 0              1.00%              5.9%
12/31/2012                        1.30                 0                 0              1.00%             13.0%
12/31/2011                        1.15                 0                 0              1.00%              3.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.75%             -3.6%
12/31/2014                        1.41                 0                 0              0.75%              1.8%
12/31/2013                        1.39                 0                 0              0.75%              6.2%
12/31/2012                        1.31                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.50%             -3.4%
12/31/2014                        1.43                 0                 0              0.50%              2.1%
12/31/2013                        1.40                 0                 0              0.50%              6.4%
12/31/2012                        1.32                 0                 0              0.50%             13.5%
12/31/2011                        1.16                 0                 0              0.50%              4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%             -3.1%
12/31/2014                        1.45                 0                 0              0.25%              2.3%
12/31/2013                        1.41                 0                 0              0.25%              6.7%
12/31/2012                        1.33                 0                 0              0.25%             13.8%
12/31/2011                        1.16                 0                 0              0.25%              4.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42               134   $           191              0.00%             -2.9%
12/31/2014                        1.46                90               132              0.00%              2.6%
12/31/2013                        1.43                 0                 0              0.00%              7.0%
12/31/2012                        1.33                 0                 0              0.00%             14.1%
12/31/2011                        1.17                 0                 0              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               6.6%
                2014               6.1%
                2013               6.5%
                2012               6.8%
                2011               9.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 PRUDENTIAL HIGH YIELD FUND Z CLASS - 74440Y801

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,358,771   $    16,786,316         3,029,786
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (28,054)
                                                       ---------------
Net assets                                             $    15,330,717
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,056,248        11,178,894   $          1.35
Band 100                                                             0                 0              1.37
Band 75                                                              0                 0              1.39
Band 50                                                              0                 0              1.40
Band 25                                                              0                 0              1.42
Band 0                                                         274,469           190,017              1.44
                                                       ---------------   ---------------
 Total                                                 $    15,330,717        11,368,911
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       867,126
Mortality & expense charges                                                                       (164,584)
                                                                                           ---------------
Net investment income (loss)                                                                       702,542
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (246,996)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (1,132,250)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,379,246)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (676,704)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            702,542   $            603,219
Net realized gain (loss)                                                    (246,996)                89,114
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (1,132,250)              (456,346)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (676,704)               235,987
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,412,013              4,393,859
Cost of units redeemed                                                    (5,982,254)            (4,790,721)
Account charges                                                               (2,500)                (2,193)
                                                                --------------------   --------------------
Increase (decrease)                                                        5,427,259               (399,055)
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,750,555               (163,068)
Net assets, beginning                                                     10,580,162             10,743,230
                                                                --------------------   --------------------
Net assets, ending                                              $         15,330,717   $         10,580,162
                                                                ====================   ====================

Units sold                                                                 8,278,339              3,471,549
Units redeemed                                                            (4,456,603)            (3,692,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,821,736               (220,691)
Units outstanding, beginning                                               7,547,175              7,767,866
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,368,911              7,547,175
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         32,882,211
Cost of units redeemed/account charges                                                          (18,418,374)
Net investment income (loss)                                                                      2,303,513
Net realized gain (loss)                                                                             (9,088)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                             (1,427,545)
                                                                                       --------------------
Net assets                                                                             $         15,330,717
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35            11,179   $        15,056              1.25%             -3.8%
12/31/2014                        1.40             7,385            10,339              1.25%              1.6%
12/31/2013                        1.38             7,203             9,929              1.25%              5.9%
12/31/2012                        1.30             7,204             9,375              1.25%             12.8%
12/31/2011                        1.15             1,402             1,618              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              1.00%             -3.6%
12/31/2014                        1.42                 0                 0              1.00%              1.8%
12/31/2013                        1.39                 0                 0              1.00%              6.2%
12/31/2012                        1.31                 0                 0              1.00%             13.1%
12/31/2011                        1.16                 0                 0              1.00%              4.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.75%             -3.3%
12/31/2014                        1.43                 0                 0              0.75%              2.1%
12/31/2013                        1.40                 0                 0              0.75%              6.4%
12/31/2012                        1.32                 0                 0              0.75%             13.3%
12/31/2011                        1.16                 0                 0              0.75%              4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.50%             -3.1%
12/31/2014                        1.45                 0                 0              0.50%              2.3%
12/31/2013                        1.42                 0                 0              0.50%              6.7%
12/31/2012                        1.33                 0                 0              0.50%             13.6%
12/31/2011                        1.17                 0                 0              0.50%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.25%             -2.8%
12/31/2014                        1.47                 0                 0              0.25%              2.6%
12/31/2013                        1.43                 0                 0              0.25%              7.0%
12/31/2012                        1.34                 0                 0              0.25%             13.9%
12/31/2011                        1.17                 0                 0              0.25%              4.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44               190   $           274              0.00%             -2.6%
12/31/2014                        1.48               163               241              0.00%              2.8%
12/31/2013                        1.44               565               814              0.00%              7.2%
12/31/2012                        1.34               485               652              0.00%             14.2%
12/31/2011                        1.18                 0                 0              0.00%              5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               6.7%
                2014               7.0%
                2013               6.3%
                2012               8.0%
                2011               7.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS A CLASS - 74440G107

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       331,002   $       376,792            22,501
                                                                         ===============   ===============
Receivables: investments sold                                    1,795
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       332,797
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       183,441           108,758   $          1.69
Band 100                                                       149,356            87,318              1.71
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.76
Band 25                                                              0                 0              1.78
Band 0                                                               0                 0              1.81
                                                       ---------------   ---------------
 Total                                                 $       332,797           196,076
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (3,962)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,962)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,478
Realized gain distributions                                                                         46,172
Net change in unrealized appreciation (depreciation)                                               (29,555)
                                                                                           ---------------
Net gain (loss)                                                                                     18,095
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        14,133
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,962)  $             (5,227)
Net realized gain (loss)                                                       1,478                 14,238
Realized gain distributions                                                   46,172                 37,783
Net change in unrealized appreciation (depreciation)                         (29,555)               (25,323)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             14,133                 21,471
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      52,656                219,905
Cost of units redeemed                                                       (99,756)              (297,577)
Account charges                                                                  (96)                  (418)
                                                                --------------------   --------------------
Increase (decrease)                                                          (47,196)               (78,090)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (33,063)               (56,619)
Net assets, beginning                                                        365,860                422,479
                                                                --------------------   --------------------
Net assets, ending                                              $            332,797   $            365,860
                                                                ====================   ====================

Units sold                                                                    32,071                215,635
Units redeemed                                                               (58,715)              (264,253)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (26,644)               (48,618)
Units outstanding, beginning                                                 222,720                271,338
                                                                --------------------   --------------------
Units outstanding, ending                                                    196,076                222,720
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            750,183
Cost of units redeemed/account charges                                                             (539,459)
Net investment income (loss)                                                                        (16,079)
Net realized gain (loss)                                                                             25,272
Realized gain distributions                                                                         158,670
Net change in unrealized appreciation (depreciation)                                                (45,790)
                                                                                       --------------------
Net assets                                                                             $            332,797
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69               109   $           183              1.25%              3.2%
12/31/2014                        1.63               126               207              1.25%              5.0%
12/31/2013                        1.56               271               422              1.25%             27.2%
12/31/2012                        1.22               179               219              1.25%             11.6%
12/31/2011                        1.10               143               156              1.25%             -5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                87   $           149              1.00%              3.5%
12/31/2014                        1.65                96               159              1.00%              5.2%
12/31/2013                        1.57                 0                 0              1.00%             27.5%
12/31/2012                        1.23                 0                 0              1.00%             11.8%
12/31/2011                        1.10                 0                 0              1.00%             -4.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%              3.7%
12/31/2014                        1.67                 0                 0              0.75%              5.5%
12/31/2013                        1.59                 0                 0              0.75%             27.9%
12/31/2012                        1.24                 0                 0              0.75%             12.1%
12/31/2011                        1.11                 0                 0              0.75%             -4.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.50%              4.0%
12/31/2014                        1.69                 0                 0              0.50%              5.8%
12/31/2013                        1.60                 0                 0              0.50%             28.2%
12/31/2012                        1.25                 0                 0              0.50%             12.4%
12/31/2011                        1.11                 0                 0              0.50%             -4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.25%              4.2%
12/31/2014                        1.71                 0                 0              0.25%              6.0%
12/31/2013                        1.61                 0                 0              0.25%             28.5%
12/31/2012                        1.26                 0                 0              0.25%             12.7%
12/31/2011                        1.11                 0                 0              0.25%             -4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.00%              4.5%
12/31/2014                        1.73                 0                 0              0.00%              6.3%
12/31/2013                        1.63                 0                 0              0.00%             28.8%
12/31/2012                        1.26                 0                 0              0.00%             13.0%
12/31/2011                        1.12                 0                 0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              PRUDENTIAL JENNISON 20/20 FOCUS Z CLASS - 74440G404

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         4,806   $         5,366               302
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         4,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         4,808             2,804   $          1.71
Band 100                                                             0                 0              1.74
Band 75                                                              0                 0              1.76
Band 50                                                              0                 0              1.79
Band 25                                                              0                 0              1.81
Band 0                                                               0                 0              1.84
                                                       ---------------   ---------------
 Total                                                 $         4,808             2,804
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             4
Mortality & expense charges                                                                            (52)
                                                                                           ---------------
Net investment income (loss)                                                                           (48)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               121
Realized gain distributions                                                                            602
Net change in unrealized appreciation (depreciation)                                                  (389)
                                                                                           ---------------
Net gain (loss)                                                                                        334
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           286
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (48)  $             (1,307)
Net realized gain (loss)                                                         121                 14,569
Realized gain distributions                                                      602                    155
Net change in unrealized appreciation (depreciation)                            (389)               (17,405)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                286                 (3,988)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       8,487                 18,254
Cost of units redeemed                                                        (5,723)              (399,270)
Account charges                                                                   (1)                   (28)
                                                                --------------------   --------------------
Increase (decrease)                                                            2,763               (381,044)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,049               (385,032)
Net assets, beginning                                                          1,759                386,791
                                                                --------------------   --------------------
Net assets, ending                                              $              4,808   $              1,759
                                                                ====================   ====================

Units sold                                                                     5,014                 11,567
Units redeemed                                                                (3,271)              (256,191)
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,743               (244,624)
Units outstanding, beginning                                                   1,061                245,685
                                                                --------------------   --------------------
Units outstanding, ending                                                      2,804                  1,061
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            530,412
Cost of units redeemed/account charges                                                             (622,219)
Net investment income (loss)                                                                        (12,924)
Net realized gain (loss)                                                                             21,726
Realized gain distributions                                                                          88,373
Net change in unrealized appreciation (depreciation)                                                   (560)
                                                                                       --------------------
Net assets                                                                             $              4,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 3   $             5              1.25%              3.5%
12/31/2014                        1.66                 1                 2              1.25%              5.3%
12/31/2013                        1.57               246               387              1.25%             27.7%
12/31/2012                        1.23               314               387              1.25%             11.9%
12/31/2011                        1.10               291               320              1.25%             -4.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              1.00%              3.7%
12/31/2014                        1.68                 0                 0              1.00%              5.5%
12/31/2013                        1.59                 0                 0              1.00%             28.0%
12/31/2012                        1.24                 0                 0              1.00%             12.1%
12/31/2011                        1.11                 0                 0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.75%              4.0%
12/31/2014                        1.70                 0                 0              0.75%              5.8%
12/31/2013                        1.60                 0                 0              0.75%             28.3%
12/31/2012                        1.25                 0                 0              0.75%             12.4%
12/31/2011                        1.11                 0                 0              0.75%             -4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.50%              4.2%
12/31/2014                        1.72                 0                 0              0.50%              6.1%
12/31/2013                        1.62                 0                 0              0.50%             28.6%
12/31/2012                        1.26                 0                 0              0.50%             12.7%
12/31/2011                        1.12                 0                 0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.25%              4.5%
12/31/2014                        1.74                 0                 0              0.25%              6.3%
12/31/2013                        1.63                 0                 0              0.25%             28.9%
12/31/2012                        1.27                 0                 0              0.25%             13.0%
12/31/2011                        1.12                 0                 0              0.25%             -3.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.00%              4.8%
12/31/2014                        1.76                 0                 0              0.00%              6.6%
12/31/2013                        1.65                 0                 0              0.00%             29.3%
12/31/2012                        1.27                 0                 0              0.00%             13.3%
12/31/2011                        1.12                 0                 0              0.00%             -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.0%
                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND A CLASS - 74441P502

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,166,804   $     4,761,278            95,421
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,520)
                                                       ---------------
Net assets                                             $     4,162,284
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,934,871           827,535   $          3.55
Band 100                                                     1,227,413           340,910              3.60
Band 75                                                              0                 0              3.66
Band 50                                                              0                 0              3.71
Band 25                                                              0                 0              3.77
Band 0                                                               0                 0              3.82
                                                       ---------------   ---------------
 Total                                                 $     4,162,284         1,168,445
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (45,773)
                                                                                           ---------------
Net investment income (loss)                                                                       (45,773)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           314,494
Realized gain distributions                                                                        525,418
Net change in unrealized appreciation (depreciation)                                              (822,222)
                                                                                           ---------------
Net gain (loss)                                                                                     17,690
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (28,083)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (45,773)  $            (25,844)
Net realized gain (loss)                                                     314,494                246,432
Realized gain distributions                                                  525,418                327,412
Net change in unrealized appreciation (depreciation)                        (822,222)                61,221
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (28,083)               609,221
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,034,169              1,716,506
Cost of units redeemed                                                    (1,522,020)            (1,379,127)
Account charges                                                               (1,341)                (1,367)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,510,808                336,012
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,482,725                945,233
Net assets, beginning                                                      2,679,559              1,734,326
                                                                --------------------   --------------------
Net assets, ending                                              $          4,162,284   $          2,679,559
                                                                ====================   ====================

Units sold                                                                   829,325                849,297
Units redeemed                                                              (441,501)              (747,230)
                                                                --------------------   --------------------
Net increase (decrease)                                                      387,824                102,067
Units outstanding, beginning                                                 780,621                678,554
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,168,445                780,621
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,277,404
Cost of units redeemed/account charges                                                           (4,271,130)
Net investment income (loss)                                                                        (94,968)
Net realized gain (loss)                                                                            784,333
Realized gain distributions                                                                       1,061,119
Net change in unrealized appreciation (depreciation)                                               (594,474)
                                                                                       --------------------
Net assets                                                                             $          4,162,284
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.55               828   $         2,935              1.25%              3.7%
12/31/2014                        3.42               530             1,814              1.25%             33.8%
12/31/2013                        2.56               676             1,727              1.25%             53.9%
12/31/2012                        1.66               409               679              1.25%             23.5%
12/31/2011                        1.34               165               221              1.25%             11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.60               341   $         1,227              1.00%              4.0%
12/31/2014                        3.46               250               866              1.00%             34.1%
12/31/2013                        2.58                 3                 7              1.00%             54.3%
12/31/2012                        1.67                 3                 4              1.00%             23.8%
12/31/2011                        1.35                 0                 0              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.66                 0   $             0              0.75%              4.3%
12/31/2014                        3.51                 0                 0              0.75%             34.4%
12/31/2013                        2.61                 0                 0              0.75%             54.7%
12/31/2012                        1.69                 0                 0              0.75%             24.1%
12/31/2011                        1.36                 0                 0              0.75%             11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.71                 0   $             0              0.50%              4.5%
12/31/2014                        3.55                 0                 0              0.50%             34.8%
12/31/2013                        2.63                 0                 0              0.50%             55.1%
12/31/2012                        1.70                 0                 0              0.50%             24.5%
12/31/2011                        1.36                 0                 0              0.50%             12.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.77                 0   $             0              0.25%              4.8%
12/31/2014                        3.60                 0                 0              0.25%             35.1%
12/31/2013                        2.66                 0                 0              0.25%             55.5%
12/31/2012                        1.71                 0                 0              0.25%             24.8%
12/31/2011                        1.37                 0                 0              0.25%             12.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.82                 0   $             0              0.00%              5.0%
12/31/2014                        3.64                 0                 0              0.00%             35.4%
12/31/2013                        2.69                 0                 0              0.00%             55.9%
12/31/2012                        1.72                10                17              0.00%             25.1%
12/31/2011                        1.38                 0                 0              0.00%             12.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON HEALTH SCIENCES FUND Z CLASS - 74441P866

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,696,863   $     4,812,862            99,605
                                                                         ===============   ===============
Receivables: investments sold                                   16,454
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,713,317
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,713,317         1,305,928   $          3.61
Band 100                                                             0                 0              3.66
Band 75                                                              0                 0              3.72
Band 50                                                              0                 0              3.78
Band 25                                                              0                 0              3.83
Band 0                                                               0                 0              3.89
                                                       ---------------   ---------------
 Total                                                 $     4,713,317         1,305,928
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (51,599)
                                                                                           ---------------
Net investment income (loss)                                                                       (51,599)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           331,657
Realized gain distributions                                                                        543,791
Net change in unrealized appreciation (depreciation)                                              (769,940)
                                                                                           ---------------
Net gain (loss)                                                                                    105,508
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        53,909
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (51,599)  $            (30,954)
Net realized gain (loss)                                                     331,657                103,583
Realized gain distributions                                                  543,791                403,144
Net change in unrealized appreciation (depreciation)                        (769,940)               307,644
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             53,909                783,417
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,257,406              1,173,975
Cost of units redeemed                                                      (988,745)              (453,757)
Account charges                                                                 (476)                  (116)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,268,185                720,102
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,322,094              1,503,519
Net assets, beginning                                                      3,391,223              1,887,704
                                                                --------------------   --------------------
Net assets, ending                                              $          4,713,317   $          3,391,223
                                                                ====================   ====================

Units sold                                                                   630,050                403,532
Units redeemed                                                              (301,760)              (156,024)
                                                                --------------------   --------------------
Net increase (decrease)                                                      328,290                247,508
Units outstanding, beginning                                                 977,638                730,130
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,305,928                977,638
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,055,085
Cost of units redeemed/account charges                                                           (1,776,735)
Net investment income (loss)                                                                       (105,485)
Net realized gain (loss)                                                                            497,191
Realized gain distributions                                                                       1,159,260
Net change in unrealized appreciation (depreciation)                                               (115,999)
                                                                                       --------------------
Net assets                                                                             $          4,713,317
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.61             1,306   $         4,713              1.25%              4.0%
12/31/2014                        3.47               978             3,391              1.25%             34.2%
12/31/2013                        2.59               730             1,888              1.25%             54.4%
12/31/2012                        1.67               460               770              1.25%             23.9%
12/31/2011                        1.35               142               192              1.25%             11.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.66                 0   $             0              1.00%              4.3%
12/31/2014                        3.51                 0                 0              1.00%             34.5%
12/31/2013                        2.61                 0                 0              1.00%             54.8%
12/31/2012                        1.69                 0                 0              1.00%             24.2%
12/31/2011                        1.36                 0                 0              1.00%             11.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.72                 0   $             0              0.75%              4.6%
12/31/2014                        3.56                 0                 0              0.75%             34.8%
12/31/2013                        2.64                 0                 0              0.75%             55.2%
12/31/2012                        1.70                 0                 0              0.75%             24.5%
12/31/2011                        1.37                 0                 0              0.75%             12.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.78                 0   $             0              0.50%              4.8%
12/31/2014                        3.60                 0                 0              0.50%             35.2%
12/31/2013                        2.66                 0                 0              0.50%             55.5%
12/31/2012                        1.71                 0                 0              0.50%             24.8%
12/31/2011                        1.37                 0                 0              0.50%             12.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.83                 0   $             0              0.25%              5.1%
12/31/2014                        3.65                 0                 0              0.25%             35.5%
12/31/2013                        2.69                 0                 0              0.25%             55.9%
12/31/2012                        1.73                 0                 0              0.25%             25.2%
12/31/2011                        1.38                 0                 0              0.25%             12.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.89                 0   $             0              0.00%              5.4%
12/31/2014                        3.69                 0                 0              0.00%             35.9%
12/31/2013                        2.72                 0                 0              0.00%             56.3%
12/31/2012                        1.74                 0                 0              0.00%             25.5%
12/31/2011                        1.39                 0                 0              0.00%             13.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND A CLASS - 74441C105

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,150,400   $     6,590,103           181,478
                                                                         ===============   ===============
Receivables: investments sold                                    7,179
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,157,579
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,993,379         2,750,737   $          1.82
Band 100                                                     1,164,200           631,730              1.84
Band 75                                                              0                 0              1.87
Band 50                                                              0                 0              1.90
Band 25                                                              0                 0              1.93
Band 0                                                               0                 0              1.96
                                                       ---------------   ---------------
 Total                                                 $     6,157,579         3,382,467
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (80,102)
                                                                                           ---------------
Net investment income (loss)                                                                       (80,102)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           256,055
Realized gain distributions                                                                        521,925
Net change in unrealized appreciation (depreciation)                                              (982,979)
                                                                                           ---------------
Net gain (loss)                                                                                   (204,999)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (285,101)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (80,102)  $            (71,508)
Net realized gain (loss)                                                     256,055                137,594
Realized gain distributions                                                  521,925                651,922
Net change in unrealized appreciation (depreciation)                        (982,979)              (251,219)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (285,101)               466,789
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,007,112              2,139,758
Cost of units redeemed                                                    (2,053,783)            (1,139,221)
Account charges                                                               (1,945)                (1,577)
                                                                --------------------   --------------------
Increase (decrease)                                                          (48,616)               998,960
                                                                --------------------   --------------------
Net increase (decrease)                                                     (333,717)             1,465,749
Net assets, beginning                                                      6,491,296              5,025,547
                                                                --------------------   --------------------
Net assets, ending                                              $          6,157,579   $          6,491,296
                                                                ====================   ====================

Units sold                                                                 1,083,289              1,652,778
Units redeemed                                                            (1,128,954)            (1,092,076)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (45,665)               560,702
Units outstanding, beginning                                               3,428,132              2,867,430
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,382,467              3,428,132
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         11,740,394
Cost of units redeemed/account charges                                                           (6,941,501)
Net investment income (loss)                                                                       (230,778)
Net realized gain (loss)                                                                            644,725
Realized gain distributions                                                                       1,384,442
Net change in unrealized appreciation (depreciation)                                               (439,703)
                                                                                       --------------------
Net assets                                                                             $          6,157,579
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82             2,751   $         4,993              1.25%             -3.9%
12/31/2014                        1.89             2,825             5,338              1.25%              7.8%
12/31/2013                        1.75             2,865             5,022              1.25%             26.1%
12/31/2012                        1.39             2,272             3,158              1.25%             14.4%
12/31/2011                        1.21               834             1,013              1.25%              0.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84               632   $         1,164              1.00%             -3.7%
12/31/2014                        1.91               603             1,153              1.00%              8.1%
12/31/2013                        1.77                 2                 4              1.00%             26.4%
12/31/2012                        1.40                 1                 2              1.00%             14.7%
12/31/2011                        1.22                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.75%             -3.4%
12/31/2014                        1.94                 0                 0              0.75%              8.3%
12/31/2013                        1.79                 0                 0              0.75%             26.7%
12/31/2012                        1.41                 0                 0              0.75%             15.0%
12/31/2011                        1.23                 0                 0              0.75%              1.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.50%             -3.2%
12/31/2014                        1.96                 0                 0              0.50%              8.6%
12/31/2013                        1.81                 0                 0              0.50%             27.0%
12/31/2012                        1.42                 0                 0              0.50%             15.3%
12/31/2011                        1.23                 0                 0              0.50%              1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.25%             -3.0%
12/31/2014                        1.99                 0                 0              0.25%              8.9%
12/31/2013                        1.82                 0                 0              0.25%             27.4%
12/31/2012                        1.43                 0                 0              0.25%             15.6%
12/31/2011                        1.24                 0                 0              0.25%              1.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.00%             -2.7%
12/31/2014                        2.01                 0                 0              0.00%              9.2%
12/31/2013                        1.84                 0                 0              0.00%             27.7%
12/31/2012                        1.44                 0                 0              0.00%             15.9%
12/31/2011                        1.25                 0                 0              0.00%              2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.2%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          PRUDENTIAL JENNISON MID CAP GROWTH FUND Z CLASS - 74441C808

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    18,721,719   $    18,525,826           517,805
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (122,139)
                                                       ---------------
Net assets                                             $    18,599,580
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,842,388         8,573,639   $          1.85
Band 100                                                             0                 0              1.88
Band 75                                                              0                 0              1.90
Band 50                                                              0                 0              1.93
Band 25                                                              0                 0              1.96
Band 0                                                       2,757,192         1,383,713              1.99
                                                       ---------------   ---------------
 Total                                                 $    18,599,580         9,957,352
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (215,883)
                                                                                           ---------------
Net investment income (loss)                                                                      (215,883)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           413,567
Realized gain distributions                                                                      1,541,753
Net change in unrealized appreciation (depreciation)                                            (2,451,246)
                                                                                           ---------------
Net gain (loss)                                                                                   (495,926)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (711,809)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (215,883)  $           (196,310)
Net realized gain (loss)                                                     413,567                724,279
Realized gain distributions                                                1,541,753              1,822,201
Net change in unrealized appreciation (depreciation)                      (2,451,246)              (834,667)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (711,809)             1,515,503
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,069,329              3,313,287
Cost of units redeemed                                                    (4,632,957)            (4,355,857)
Account charges                                                              (11,242)               (11,412)
                                                                --------------------   --------------------
Increase (decrease)                                                          425,130             (1,053,982)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (286,679)               461,521
Net assets, beginning                                                     18,886,259             18,424,738
                                                                --------------------   --------------------
Net assets, ending                                              $         18,599,580   $         18,886,259
                                                                ====================   ====================

Units sold                                                                 2,746,308              1,904,420
Units redeemed                                                            (2,559,404)            (2,433,615)
                                                                --------------------   --------------------
Net increase (decrease)                                                      186,904               (529,195)
Units outstanding, beginning                                               9,770,448             10,299,643
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,957,352              9,770,448
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         34,098,256
Cost of units redeemed/account charges                                                          (21,199,176)
Net investment income (loss)                                                                       (664,164)
Net realized gain (loss)                                                                          1,978,511
Realized gain distributions                                                                       4,190,260
Net change in unrealized appreciation (depreciation)                                                195,893
                                                                                       --------------------
Net assets                                                                             $         18,599,580
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85             8,574   $        15,842              1.25%             -3.6%
12/31/2014                        1.92             8,525            16,343              1.25%              8.1%
12/31/2013                        1.77             8,590            15,235              1.25%             26.5%
12/31/2012                        1.40             7,165            10,047              1.25%             14.8%
12/31/2011                        1.22             4,698             5,739              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              1.00%             -3.4%
12/31/2014                        1.94                 0                 0              1.00%              8.4%
12/31/2013                        1.79                 0                 0              1.00%             26.8%
12/31/2012                        1.41                 0                 0              1.00%             15.1%
12/31/2011                        1.23                 0                 0              1.00%              1.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.75%             -3.1%
12/31/2014                        1.97                 0                 0              0.75%              8.6%
12/31/2013                        1.81                 0                 0              0.75%             27.1%
12/31/2012                        1.42                 0                 0              0.75%             15.4%
12/31/2011                        1.23                 0                 0              0.75%              1.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.50%             -2.9%
12/31/2014                        1.99                 0                 0              0.50%              8.9%
12/31/2013                        1.83                 0                 0              0.50%             27.4%
12/31/2012                        1.43                 0                 0              0.50%             15.7%
12/31/2011                        1.24                 0                 0              0.50%              1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%             -2.6%
12/31/2014                        2.02                 0                 0              0.25%              9.2%
12/31/2013                        1.85                 0                 0              0.25%             27.8%
12/31/2012                        1.45                 0                 0              0.25%             15.9%
12/31/2011                        1.25                 0                 0              0.25%              2.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99             1,384   $         2,757              0.00%             -2.4%
12/31/2014                        2.04             1,246             2,543              0.00%              9.4%
12/31/2013                        1.87             1,710             3,189              0.00%             28.1%
12/31/2012                        1.46             1,828             2,662              0.00%             16.2%
12/31/2011                        1.25                 0                 0              0.00%              2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.5%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND A CLASS - 74441K107

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       543,658   $       833,702            20,363
                                                                         ===============   ===============
Receivables: investments sold                                   25,922
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       569,580
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       484,774           805,341   $          0.60
Band 100                                                        46,440            75,993              0.61
Band 75                                                              0                 0              0.62
Band 50                                                              0                 0              0.63
Band 25                                                              0                 0              0.64
Band 0                                                          38,366            59,098              0.65
                                                       ---------------   ---------------
 Total                                                 $       569,580           940,432
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (8,012)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,012)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (103,313)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (117,193)
                                                                                           ---------------
Net gain (loss)                                                                                   (220,506)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (228,518)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,012)  $            (11,021)
Net realized gain (loss)                                                    (103,313)                22,932
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (117,193)              (216,241)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (228,518)              (204,330)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     426,636                408,488
Cost of units redeemed                                                      (454,435)              (324,023)
Account charges                                                                 (491)                  (214)
                                                                --------------------   --------------------
Increase (decrease)                                                          (28,290)                84,251
                                                                --------------------   --------------------
Net increase (decrease)                                                     (256,808)              (120,079)
Net assets, beginning                                                        826,388                946,467
                                                                --------------------   --------------------
Net assets, ending                                              $            569,580   $            826,388
                                                                ====================   ====================

Units sold                                                                   579,262                424,838
Units redeemed                                                              (592,649)              (336,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (13,387)                88,178
Units outstanding, beginning                                                 953,819                865,641
                                                                --------------------   --------------------
Units outstanding, ending                                                    940,432                953,819
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,698,733
Cost of units redeemed/account charges                                                           (1,631,381)
Net investment income (loss)                                                                        (39,507)
Net realized gain (loss)                                                                           (168,221)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (290,044)
                                                                                       --------------------
Net assets                                                                             $            569,580
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.60               805   $           485              1.25%            -30.3%
12/31/2014                        0.86               856               739              1.25%            -20.9%
12/31/2013                        1.09               847               925              1.25%              8.4%
12/31/2012                        1.01               625               630              1.25%             -3.9%
12/31/2011                        1.05               430               451              1.25%            -19.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.61                76   $            46              1.00%            -30.1%
12/31/2014                        0.87                58                51              1.00%            -20.7%
12/31/2013                        1.10                 0                 0              1.00%              8.7%
12/31/2012                        1.02                 0                 0              1.00%             -3.7%
12/31/2011                        1.05                 0                 0              1.00%            -19.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.62                 0   $             0              0.75%            -29.9%
12/31/2014                        0.89                 0                 0              0.75%            -20.5%
12/31/2013                        1.11                 0                 0              0.75%              8.9%
12/31/2012                        1.02                 0                 0              0.75%             -3.4%
12/31/2011                        1.06                 0                 0              0.75%            -19.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.63                 0   $             0              0.50%            -29.8%
12/31/2014                        0.90                 0                 0              0.50%            -20.3%
12/31/2013                        1.13                 0                 0              0.50%              9.2%
12/31/2012                        1.03                 0                 0              0.50%             -3.2%
12/31/2011                        1.06                 0                 0              0.50%            -19.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.64                 0   $             0              0.25%            -29.6%
12/31/2014                        0.91                 0                 0              0.25%            -20.1%
12/31/2013                        1.14                 0                 0              0.25%              9.5%
12/31/2012                        1.04                 0                 0              0.25%             -3.0%
12/31/2011                        1.07                 0                 0              0.25%            -19.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.65                59   $            38              0.00%            -29.4%
12/31/2014                        0.92                39                36              0.00%            -19.9%
12/31/2013                        1.15                19                22              0.00%              9.8%
12/31/2012                        1.05                11                12              0.00%             -2.7%
12/31/2011                        1.08                 8                 8              0.00%            -18.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         PRUDENTIAL JENNISON NATURAL RESOURCES FUND Z CLASS - 74441K503

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,049,626   $     1,660,737            37,770
                                                                         ===============   ===============
Receivables: investments sold                                   49,872
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,099,498
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,099,498         1,793,825   $          0.61
Band 100                                                             0                 0              0.62
Band 75                                                              0                 0              0.63
Band 50                                                              0                 0              0.64
Band 25                                                              0                 0              0.65
Band 0                                                               0                 0              0.66
                                                       ---------------   ---------------
 Total                                                 $     1,099,498         1,793,825
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (16,178)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,178)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (114,948)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (295,756)
                                                                                           ---------------
Net gain (loss)                                                                                   (410,704)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (426,882)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,178)  $            (17,861)
Net realized gain (loss)                                                    (114,948)                94,424
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (295,756)              (334,412)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (426,882)              (257,849)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     624,006              1,186,803
Cost of units redeemed                                                      (362,082)            (1,090,949)
Account charges                                                               (1,203)                  (779)
                                                                --------------------   --------------------
Increase (decrease)                                                          260,721                 95,075
                                                                --------------------   --------------------
Net increase (decrease)                                                     (166,161)              (162,774)
Net assets, beginning                                                      1,265,659              1,428,433
                                                                --------------------   --------------------
Net assets, ending                                              $          1,099,498   $          1,265,659
                                                                ====================   ====================

Units sold                                                                   820,827              1,090,986
Units redeemed                                                              (470,605)              (939,579)
                                                                --------------------   --------------------
Net increase (decrease)                                                      350,222                151,407
Units outstanding, beginning                                               1,443,603              1,292,196
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,793,825              1,443,603
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,268,400
Cost of units redeemed/account charges                                                           (2,391,818)
Net investment income (loss)                                                                        (67,431)
Net realized gain (loss)                                                                            (98,542)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (611,111)
                                                                                       --------------------
Net assets                                                                             $          1,099,498
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.61             1,794   $         1,099              1.25%            -30.1%
12/31/2014                        0.88             1,444             1,266              1.25%            -20.7%
12/31/2013                        1.11             1,292             1,428              1.25%              8.7%
12/31/2012                        1.02             1,033             1,050              1.25%             -3.7%
12/31/2011                        1.06               748               789              1.25%            -19.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.62                 0   $             0              1.00%            -29.9%
12/31/2014                        0.89                 0                 0              1.00%            -20.5%
12/31/2013                        1.12                 0                 0              1.00%              9.0%
12/31/2012                        1.02                 0                 0              1.00%             -3.4%
12/31/2011                        1.06                 0                 0              1.00%            -19.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.63                 0   $             0              0.75%            -29.7%
12/31/2014                        0.90                 0                 0              0.75%            -20.3%
12/31/2013                        1.13                 0                 0              0.75%              9.3%
12/31/2012                        1.03                 0                 0              0.75%             -3.2%
12/31/2011                        1.07                 0                 0              0.75%            -19.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.64                 0   $             0              0.50%            -29.6%
12/31/2014                        0.91                 0                 0              0.50%            -20.1%
12/31/2013                        1.14                 0                 0              0.50%              9.5%
12/31/2012                        1.04                 0                 0              0.50%             -2.9%
12/31/2011                        1.07                 0                 0              0.50%            -18.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.65                 0   $             0              0.25%            -29.4%
12/31/2014                        0.92                 0                 0              0.25%            -19.9%
12/31/2013                        1.15                 0                 0              0.25%              9.8%
12/31/2012                        1.05                 0                 0              0.25%             -2.7%
12/31/2011                        1.08                 0                 0              0.25%            -18.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.66                 0   $             0              0.00%            -29.2%
12/31/2014                        0.93                 0                 0              0.00%            -19.7%
12/31/2013                        1.16                 0                 0              0.00%             10.1%
12/31/2012                        1.06                 0                 0              0.00%             -2.4%
12/31/2011                        1.08                 0                 0              0.00%            -18.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PRUDENTIAL JENNISON SELECT GROWTH A CLASS - 74440K504 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.17
Band 100                                                             0                 0              1.17
Band 75                                                              0                 0              1.18
Band 50                                                              0                 0              1.18
Band 25                                                              0                 0              1.19
Band 0                                                               0                 0              1.19
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              1.25%             11.1%
12/31/2014                        1.05                 0                 0              1.25%              5.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              1.00%             11.3%
12/31/2014                        1.05                 0                 0              1.00%              5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.75%             11.6%
12/31/2014                        1.05                 0                 0              0.75%              5.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.50%             11.9%
12/31/2014                        1.06                 0                 0              0.50%              5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.25%             12.2%
12/31/2014                        1.06                 0                 0              0.25%              5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.00%             12.5%
12/31/2014                        1.06                 0                 0              0.00%              5.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       PRUDENTIAL JENNISON SELECT GROWTH Z CLASS - 74440K868 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.17
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.18
Band 50                                                              0                 0              1.19
Band 25                                                              0                 0              1.19
Band 0                                                               0                 0              1.20
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              1.25%             11.4%
12/31/2014                        1.05                 0                 0              1.25%              5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             11.7%
12/31/2014                        1.05                 0                 0              1.00%              5.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.75%             11.9%
12/31/2014                        1.06                 0                 0              0.75%              5.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.50%             12.2%
12/31/2014                        1.06                 0                 0              0.50%              5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.25%             12.5%
12/31/2014                        1.06                 0                 0              0.25%              5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.00%             12.8%
12/31/2014                        1.06                 0                 0              0.00%              6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL JENNISON SMALL COMPANY A CLASS - 74441N101

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       779,626   $       939,965            36,450
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (11,246)
                                                       ---------------
Net assets                                             $       768,380
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       768,380           555,574   $          1.38
Band 100                                                             0                 0              1.40
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.43
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $       768,380           555,574
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,175
Mortality & expense charges                                                                         (9,114)
                                                                                           ---------------
Net investment income (loss)                                                                        (7,939)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (3,039)
Realized gain distributions                                                                        107,849
Net change in unrealized appreciation (depreciation)                                              (151,792)
                                                                                           ---------------
Net gain (loss)                                                                                    (46,982)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (54,921)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (7,939)  $             (6,187)
Net realized gain (loss)                                                      (3,039)                42,909
Realized gain distributions                                                  107,849                 76,024
Net change in unrealized appreciation (depreciation)                        (151,792)               (76,729)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (54,921)                36,017
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     548,499                239,526
Cost of units redeemed                                                      (296,308)              (353,215)
Account charges                                                                 (164)                  (199)
                                                                --------------------   --------------------
Increase (decrease)                                                          252,027               (113,888)
                                                                --------------------   --------------------
Net increase (decrease)                                                      197,106                (77,871)
Net assets, beginning                                                        571,274                649,145
                                                                --------------------   --------------------
Net assets, ending                                              $            768,380   $            571,274
                                                                ====================   ====================

Units sold                                                                   398,777                195,383
Units redeemed                                                              (235,538)              (277,823)
                                                                --------------------   --------------------
Net increase (decrease)                                                      163,239                (82,440)
Units outstanding, beginning                                                 392,335                474,775
                                                                --------------------   --------------------
Units outstanding, ending                                                    555,574                392,335
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,869,812
Cost of units redeemed/account charges                                                           (1,261,078)
Net investment income (loss)                                                                        (20,342)
Net realized gain (loss)                                                                            101,392
Realized gain distributions                                                                         238,935
Net change in unrealized appreciation (depreciation)                                               (160,339)
                                                                                       --------------------
Net assets                                                                             $            768,380
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38               556   $           768              1.25%             -5.0%
12/31/2014                        1.46               392               571              1.25%              6.5%
12/31/2013                        1.37               475               649              1.25%             32.6%
12/31/2012                        1.03               446               460              1.25%             11.8%
12/31/2011                        0.92                 0                 0              1.25%             -7.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              1.00%             -4.8%
12/31/2014                        1.47                 0                 0              1.00%              6.8%
12/31/2013                        1.38                 0                 0              1.00%             32.9%
12/31/2012                        1.04                 0                 0              1.00%             12.1%
12/31/2011                        0.92                 0                 0              1.00%             -7.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -4.5%
12/31/2014                        1.48                 0                 0              0.75%              7.0%
12/31/2013                        1.38                 0                 0              0.75%             33.2%
12/31/2012                        1.04                 0                 0              0.75%             12.4%
12/31/2011                        0.92                 0                 0              0.75%             -7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.50%             -4.3%
12/31/2014                        1.50                 0                 0              0.50%              7.3%
12/31/2013                        1.39                 0                 0              0.50%             33.6%
12/31/2012                        1.04                 0                 0              0.50%             12.6%
12/31/2011                        0.93                 0                 0              0.50%             -7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -4.1%
12/31/2014                        1.51                 0                 0              0.25%              7.6%
12/31/2013                        1.40                 0                 0              0.25%             33.9%
12/31/2012                        1.05                 0                 0              0.25%             12.9%
12/31/2011                        0.93                 0                 0              0.25%             -7.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%             -3.8%
12/31/2014                        1.52                 0                 0              0.00%              7.8%
12/31/2013                        1.41                 0                 0              0.00%             34.2%
12/31/2012                        1.05                 0                 0              0.00%             13.2%
12/31/2011                        0.93                 0                 0              0.00%             -7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.2%
                2014               0.2%
                2013               0.3%
                2012               0.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             PRUDENTIAL JENNISON SMALL COMPANY Z CLASS - 74441N408

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,567,981   $     4,383,408           158,787
                                                                         ===============   ===============
Receivables: investments sold                                    1,558
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,569,539
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,569,539         2,549,103   $          1.40
Band 100                                                             0                 0              1.42
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.47
Band 0                                                               0                 0              1.48
                                                       ---------------   ---------------
 Total                                                 $     3,569,539         2,549,103
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,197
Mortality & expense charges                                                                        (43,890)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,693)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (39,810)
Realized gain distributions                                                                        436,163
Net change in unrealized appreciation (depreciation)                                              (545,448)
                                                                                           ---------------
Net gain (loss)                                                                                   (149,095)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (177,788)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,693)  $            (17,202)
Net realized gain (loss)                                                     (39,810)               (16,088)
Realized gain distributions                                                  436,163                425,421
Net change in unrealized appreciation (depreciation)                        (545,448)              (189,411)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (177,788)               202,720
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,281,179              3,819,555
Cost of units redeemed                                                      (716,361)            (3,101,010)
Account charges                                                              (11,223)                (6,481)
                                                                --------------------   --------------------
Increase (decrease)                                                          553,595                712,064
                                                                --------------------   --------------------
Net increase (decrease)                                                      375,807                914,784
Net assets, beginning                                                      3,193,732              2,278,948
                                                                --------------------   --------------------
Net assets, ending                                              $          3,569,539   $          3,193,732
                                                                ====================   ====================

Units sold                                                                   956,662              2,872,113
Units redeemed                                                              (580,058)            (2,354,599)
                                                                --------------------   --------------------
Net increase (decrease)                                                      376,604                517,514
Units outstanding, beginning                                               2,172,499              1,654,985
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,549,103              2,172,499
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,361,225
Cost of units redeemed/account charges                                                           (5,913,782)
Net investment income (loss)                                                                        (37,587)
Net realized gain (loss)                                                                            (53,774)
Realized gain distributions                                                                       1,028,884
Net change in unrealized appreciation (depreciation)                                               (815,427)
                                                                                       --------------------
Net assets                                                                             $          3,569,539
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/23/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40             2,549   $         3,570              1.25%             -4.7%
12/31/2014                        1.47             2,172             3,194              1.25%              6.8%
12/31/2013                        1.38             1,655             2,279              1.25%             32.9%
12/31/2012                        1.04                34                35              1.25%             12.1%
12/31/2011                        0.92                 0                 0              1.25%             -7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              1.00%             -4.5%
12/31/2014                        1.48                 0                 0              1.00%              7.0%
12/31/2013                        1.39                 0                 0              1.00%             33.3%
12/31/2012                        1.04                 0                 0              1.00%             12.3%
12/31/2011                        0.93                 0                 0              1.00%             -7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -4.3%
12/31/2014                        1.50                 0                 0              0.75%              7.3%
12/31/2013                        1.39                 0                 0              0.75%             33.6%
12/31/2012                        1.04                 0                 0              0.75%             12.6%
12/31/2011                        0.93                 0                 0              0.75%             -7.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%             -4.0%
12/31/2014                        1.51                 0                 0              0.50%              7.6%
12/31/2013                        1.40                 0                 0              0.50%             33.9%
12/31/2012                        1.05                 0                 0              0.50%             12.9%
12/31/2011                        0.93                 0                 0              0.50%             -7.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -3.8%
12/31/2014                        1.52                 0                 0              0.25%              7.8%
12/31/2013                        1.41                 0                 0              0.25%             34.3%
12/31/2012                        1.05                 0                 0              0.25%             13.2%
12/31/2011                        0.93                 0                 0              0.25%             -7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.00%             -3.5%
12/31/2014                        1.54                 0                 0              0.00%              8.1%
12/31/2013                        1.42                 0                 0              0.00%             34.6%
12/31/2012                        1.06                 0                 0              0.00%             13.5%
12/31/2011                        0.93                 0                 0              0.00%             -6.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.4%
                2014               0.5%
                2013               0.9%
                2012               1.2%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PRUDENTIAL MID CAP VALUE A CLASS - 74441L105

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       112,063   $       127,722             6,254
                                                                         ===============   ===============
Receivables: investments sold                                      706
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       112,769
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       112,769           117,987   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.96
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.97
                                                       ---------------   ---------------
 Total                                                 $       112,769           117,987
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,229
Mortality & expense charges                                                                         (2,310)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,081)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,633)
Realized gain distributions                                                                          6,699
Net change in unrealized appreciation (depreciation)                                               (15,659)
                                                                                           ---------------
Net gain (loss)                                                                                    (11,593)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (12,674)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,081)  $                  0
Net realized gain (loss)                                                      (2,633)                     0
Realized gain distributions                                                    6,699                      0
Net change in unrealized appreciation (depreciation)                         (15,659)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (12,674)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     262,695                      0
Cost of units redeemed                                                      (137,252)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          125,443                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      112,769                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            112,769   $                  0
                                                                ====================   ====================

Units sold                                                                   256,712                      0
Units redeemed                                                              (138,725)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      117,987                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    117,987                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            262,695
Cost of units redeemed/account charges                                                             (137,252)
Net investment income (loss)                                                                         (1,081)
Net realized gain (loss)                                                                             (2,633)
Realized gain distributions                                                                           6,699
Net change in unrealized appreciation (depreciation)                                                (15,659)
                                                                                       --------------------
Net assets                                                                             $            112,769
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96               118   $           113              1.25%             -7.8%
12/31/2014                        1.04                 0                 0              1.25%              3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -7.5%
12/31/2014                        1.04                 0                 0              1.00%              3.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.75%             -7.3%
12/31/2014                        1.04                 0                 0              0.75%              3.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -7.1%
12/31/2014                        1.04                 0                 0              0.50%              4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -6.8%
12/31/2014                        1.04                 0                 0              0.25%              4.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.00%             -6.6%
12/31/2014                        1.04                 0                 0              0.00%              4.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               2.2%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  PRUDENTIAL MID CAP VALUE Z CLASS - 74441L709

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,055,960   $     3,510,449           170,729
                                                                         ===============   ===============
Receivables: investments sold                                   46,194
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,102,154
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,102,154         3,233,327   $          0.96
Band 100                                                             0                 0              0.96
Band 75                                                              0                 0              0.97
Band 50                                                              0                 0              0.97
Band 25                                                              0                 0              0.97
Band 0                                                               0                 0              0.98
                                                       ---------------   ---------------
 Total                                                 $     3,102,154         3,233,327
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        40,768
Mortality & expense charges                                                                        (20,610)
                                                                                           ---------------
Net investment income (loss)                                                                        20,158
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (15,064)
Realized gain distributions                                                                        179,094
Net change in unrealized appreciation (depreciation)                                              (454,440)
                                                                                           ---------------
Net gain (loss)                                                                                   (290,410)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (270,252)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,158   $                 (2)
Net realized gain (loss)                                                     (15,064)                     0
Realized gain distributions                                                  179,094                      0
Net change in unrealized appreciation (depreciation)                        (454,440)                   (49)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (270,252)                   (51)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,627,259                  7,383
Cost of units redeemed                                                      (254,161)                     0
Account charges                                                               (8,024)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                        3,365,074                  7,383
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,094,822                  7,332
Net assets, beginning                                                          7,332                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          3,102,154   $              7,332
                                                                ====================   ====================

Units sold                                                                 4,471,149                  7,063
Units redeemed                                                            (1,244,885)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,226,264                  7,063
Units outstanding, beginning                                                   7,063                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,233,327                  7,063
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,634,642
Cost of units redeemed/account charges                                                             (262,185)
Net investment income (loss)                                                                         20,156
Net realized gain (loss)                                                                            (15,064)
Realized gain distributions                                                                         179,094
Net change in unrealized appreciation (depreciation)                                               (454,489)
                                                                                       --------------------
Net assets                                                                             $          3,102,154
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/26/2014
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96             3,233   $         3,102              1.25%             -7.6%
12/31/2014                        1.04                 7                 7              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              1.00%             -7.3%
12/31/2014                        1.04                 0                 0              1.00%              3.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.75%             -7.1%
12/31/2014                        1.04                 0                 0              0.75%              4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.50%             -6.9%
12/31/2014                        1.04                 0                 0              0.50%              4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              0.25%             -6.6%
12/31/2014                        1.04                 0                 0              0.25%              4.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.00%             -6.4%
12/31/2014                        1.04                 0                 0              0.00%              4.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               2.6%
                2014               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND A CLASS - 74440B108

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,403,904   $    10,724,814           746,642
                                                                         ===============   ===============
Receivables: investments sold                                   56,551
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,460,455
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,456,695         6,928,446   $          1.22
Band 100                                                     1,568,155         1,266,896              1.24
Band 75                                                              0                 0              1.26
Band 50                                                              0                 0              1.27
Band 25                                                              0                 0              1.29
Band 0                                                         435,605           332,770              1.31
                                                       ---------------   ---------------
 Total                                                 $    10,460,455         8,528,112
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       258,146
Mortality & expense charges                                                                       (107,207)
                                                                                           ---------------
Net investment income (loss)                                                                       150,939
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             5,711
Realized gain distributions                                                                         20,174
Net change in unrealized appreciation (depreciation)                                              (349,425)
                                                                                           ---------------
Net gain (loss)                                                                                   (323,540)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (172,601)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            150,939   $            109,692
Net realized gain (loss)                                                       5,711                 (4,512)
Realized gain distributions                                                   20,174                 13,165
Net change in unrealized appreciation (depreciation)                        (349,425)               141,246
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (172,601)               259,591
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,101,704              4,245,740
Cost of units redeemed                                                    (4,874,272)            (1,111,293)
Account charges                                                               (5,773)                (2,072)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,221,659              3,132,375
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,049,058              3,391,966
Net assets, beginning                                                      7,411,397              4,019,431
                                                                --------------------   --------------------
Net assets, ending                                              $         10,460,455   $          7,411,397
                                                                ====================   ====================

Units sold                                                                 8,157,168              4,181,699
Units redeemed                                                            (5,582,340)            (1,648,847)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,574,828              2,532,852
Units outstanding, beginning                                               5,953,284              3,420,432
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,528,112              5,953,284
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         20,298,990
Cost of units redeemed/account charges                                                           (9,959,523)
Net investment income (loss)                                                                        374,975
Net realized gain (loss)                                                                             (6,510)
Realized gain distributions                                                                          73,433
Net change in unrealized appreciation (depreciation)                                               (320,910)
                                                                                       --------------------
Net assets                                                                             $         10,460,455
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22             6,928   $         8,457              1.25%             -1.5%
12/31/2014                        1.24             4,624             5,732              1.25%              5.5%
12/31/2013                        1.18             3,419             4,018              1.25%             -2.4%
12/31/2012                        1.20             2,606             3,138              1.25%              8.2%
12/31/2011                        1.11               461               513              1.25%              6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24             1,267   $         1,568              1.00%             -1.3%
12/31/2014                        1.25             1,110             1,392              1.00%              5.7%
12/31/2013                        1.19                 1                 2              1.00%             -2.2%
12/31/2012                        1.21                 0                 0              1.00%              8.5%
12/31/2011                        1.12                 0                 0              1.00%              6.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.75%             -1.0%
12/31/2014                        1.27                 0                 0              0.75%              6.0%
12/31/2013                        1.20                 0                 0              0.75%             -1.9%
12/31/2012                        1.22                 0                 0              0.75%              8.8%
12/31/2011                        1.12                 0                 0              0.75%              6.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.50%             -0.8%
12/31/2014                        1.28                 0                 0              0.50%              6.3%
12/31/2013                        1.21                 0                 0              0.50%             -1.7%
12/31/2012                        1.23                 0                 0              0.50%              9.1%
12/31/2011                        1.13                 0                 0              0.50%              7.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.25%             -0.5%
12/31/2014                        1.30                 0                 0              0.25%              6.5%
12/31/2013                        1.22                 0                 0              0.25%             -1.4%
12/31/2012                        1.24                 0                 0              0.25%              9.3%
12/31/2011                        1.13                 0                 0              0.25%              7.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31               333   $           436              0.00%             -0.3%
12/31/2014                        1.31               219               288              0.00%              6.8%
12/31/2013                        1.23                 0                 0              0.00%             -1.2%
12/31/2012                        1.24                 0                 0              0.00%              9.6%
12/31/2011                        1.13                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               2.9%
                2014               3.0%
                2013               3.5%
                2012               2.6%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                PRUDENTIAL TOTAL RETURN BOND Z CLASS - 74440B405

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    26,282,682   $    27,084,447         1,823,746
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (823,183)
                                                       ---------------
Net assets                                             $    25,459,499
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    25,004,035        20,210,654   $          1.24
Band 100                                                             0                 0              1.25
Band 75                                                              0                 0              1.27
Band 50                                                              0                 0              1.29
Band 25                                                              0                 0              1.31
Band 0                                                         455,464           343,278              1.33
                                                       ---------------   ---------------
 Total                                                 $    25,459,499        20,553,932
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       646,281
Mortality & expense charges                                                                       (272,443)
                                                                                           ---------------
Net investment income (loss)                                                                       373,838
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            14,648
Realized gain distributions                                                                         51,143
Net change in unrealized appreciation (depreciation)                                              (863,755)
                                                                                           ---------------
Net gain (loss)                                                                                   (797,964)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (424,126)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            373,838   $            192,172
Net realized gain (loss)                                                      14,648                 28,650
Realized gain distributions                                                   51,143                 28,720
Net change in unrealized appreciation (depreciation)                        (863,755)               118,486
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (424,126)               368,028
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  16,970,156             19,949,883
Cost of units redeemed                                                    (7,041,044)            (7,017,516)
Account charges                                                              (60,222)               (18,491)
                                                                --------------------   --------------------
Increase (decrease)                                                        9,868,890             12,913,876
                                                                --------------------   --------------------
Net increase (decrease)                                                    9,444,764             13,281,904
Net assets, beginning                                                     16,014,735              2,732,831
                                                                --------------------   --------------------
Net assets, ending                                              $         25,459,499   $         16,014,735
                                                                ====================   ====================

Units sold                                                                13,814,994             16,271,023
Units redeemed                                                            (6,022,076)            (5,807,279)
                                                                --------------------   --------------------
Net increase (decrease)                                                    7,792,918             10,463,744
Units outstanding, beginning                                              12,761,014              2,297,270
                                                                --------------------   --------------------
Units outstanding, ending                                                 20,553,932             12,761,014
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         42,638,455
Cost of units redeemed/account charges                                                          (17,189,095)
Net investment income (loss)                                                                        673,932
Net realized gain (loss)                                                                             29,995
Realized gain distributions                                                                         107,977
Net change in unrealized appreciation (depreciation)                                               (801,765)
                                                                                       --------------------
Net assets                                                                             $         25,459,499
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24            20,211   $        25,004              1.25%             -1.3%
12/31/2014                        1.25            12,454            15,607              1.25%              5.8%
12/31/2013                        1.18             2,096             2,483              1.25%             -2.2%
12/31/2012                        1.21             1,574             1,906              1.25%              8.5%
12/31/2011                        1.12               367               410              1.25%              6.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              1.00%             -1.0%
12/31/2014                        1.27                 0                 0              1.00%              6.0%
12/31/2013                        1.20                 0                 0              1.00%             -1.9%
12/31/2012                        1.22                 0                 0              1.00%              8.7%
12/31/2011                        1.12                 0                 0              1.00%              6.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.75%             -0.8%
12/31/2014                        1.28                 0                 0              0.75%              6.3%
12/31/2013                        1.21                 0                 0              0.75%             -1.7%
12/31/2012                        1.23                 0                 0              0.75%              9.0%
12/31/2011                        1.13                 0                 0              0.75%              7.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.29                 0   $             0              0.50%             -0.5%
12/31/2014                        1.30                 0                 0              0.50%              6.6%
12/31/2013                        1.22                 0                 0              0.50%             -1.4%
12/31/2012                        1.23                 0                 0              0.50%              9.3%
12/31/2011                        1.13                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                 0   $             0              0.25%             -0.3%
12/31/2014                        1.31                 0                 0              0.25%              6.8%
12/31/2013                        1.23                 0                 0              0.25%             -1.2%
12/31/2012                        1.24                 0                 0              0.25%              9.6%
12/31/2011                        1.13                 0                 0              0.25%              7.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33               343   $           455              0.00%              0.0%
12/31/2014                        1.33               307               407              0.00%              7.1%
12/31/2013                        1.24               201               249              0.00%             -0.9%
12/31/2012                        1.25               162               202              0.00%              9.8%
12/31/2011                        1.14                 0                 0              0.00%              7.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               3.1%
                2014               3.1%
                2013               3.9%
                2012               4.5%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM DIVERSIFIED INCOME TRUST Y CLASS - 746704501 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -0.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%             -0.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      PUTNAM FUND FOR GROWTH & INCOME FUND Y CLASS - 746761402 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.96
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.25%             -5.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -4.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -4.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.50%             -4.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM GROWTH OPPORTUNITIES FUND Y CLASS - 746802586 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.25%              3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%              4.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%              4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%              4.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%              4.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%              5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM DIVERSIFIED INCOME TRUST A CLASS - 746704105 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.25%             -1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%             -1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%             -0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            PUTNAM FUND FOR GROWTH & INCOME FUND A CLASS - 746761105

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        42,243   $        43,263             2,144
                                                                         ===============   ===============
Receivables: investments sold                                       12
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        42,255
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        42,255            44,651   $          0.95
Band 100                                                             0                 0              0.95
Band 75                                                              0                 0              0.95
Band 50                                                              0                 0              0.95
Band 25                                                              0                 0              0.96
Band 0                                                               0                 0              0.96
                                                       ---------------   ---------------
 Total                                                 $        42,255            44,651
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           295
Mortality & expense charges                                                                            (34)
                                                                                           ---------------
Net investment income (loss)                                                                           261
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,020)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,020)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $          (759)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                261   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (1,020)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                               (759)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      43,014                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           43,014                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       42,255                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             42,255   $                  0
                                                                ====================   ====================

Units sold                                                                    44,651                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       44,651                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     44,651                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             43,014
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            261
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (1,020)
                                                                                       --------------------
Net assets                                                                             $             42,255
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                45   $            42              1.25%             -5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              1.00%             -5.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.75%             -4.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95                 0   $             0              0.50%             -4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.25%             -4.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.96                 0   $             0              0.00%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        PUTNAM GROWTH OPPORTUNITIES FUND A CLASS - 746802800 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.04
Band 50                                                              0                 0              1.04
Band 25                                                              0                 0              1.05
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.25%              3.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%              3.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.75%              4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.50%              4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.25%              4.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%              4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              RIDGEWORTH SEIX HIGH INCOME FUND A CLASS - 76628T504

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,478,358   $     5,293,424           783,855
                                                                         ===============   ===============
Receivables: investments sold                                  107,194
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,585,552
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,585,552         4,024,193   $          1.14
Band 100                                                             0                 0              1.15
Band 75                                                              0                 0              1.17
Band 50                                                              0                 0              1.18
Band 25                                                              0                 0              1.20
Band 0                                                               0                 0              1.22
                                                       ---------------   ---------------
 Total                                                 $     4,585,552         4,024,193
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       270,001
Mortality & expense charges                                                                        (59,143)
                                                                                           ---------------
Net investment income (loss)                                                                       210,858
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (71,204)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (517,859)
                                                                                           ---------------
Net gain (loss)                                                                                   (589,063)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (378,205)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            210,858   $            211,468
Net realized gain (loss)                                                     (71,204)                20,059
Realized gain distributions                                                        0                144,580
Net change in unrealized appreciation (depreciation)                        (517,859)              (374,789)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (378,205)                 1,318
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,415,646              1,239,756
Cost of units redeemed                                                    (1,154,390)            (1,058,451)
Account charges                                                               (6,334)                (4,637)
                                                                --------------------   --------------------
Increase (decrease)                                                          254,922                176,668
                                                                --------------------   --------------------
Net increase (decrease)                                                     (123,283)               177,986
Net assets, beginning                                                      4,708,835              4,530,849
                                                                --------------------   --------------------
Net assets, ending                                              $          4,585,552   $          4,708,835
                                                                ====================   ====================

Units sold                                                                 1,183,477              1,003,203
Units redeemed                                                              (983,765)              (860,747)
                                                                --------------------   --------------------
Net increase (decrease)                                                      199,712                142,456
Units outstanding, beginning                                               3,824,481              3,682,025
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,024,193              3,824,481
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,248,647
Cost of units redeemed/account charges                                                           (3,912,610)
Net investment income (loss)                                                                        834,435
Net realized gain (loss)                                                                            (37,807)
Realized gain distributions                                                                         267,953
Net change in unrealized appreciation (depreciation)                                               (815,066)
                                                                                       --------------------
Net assets                                                                             $          4,585,552
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14             4,024   $         4,586              1.25%             -7.5%
12/31/2014                        1.23             3,824             4,709              1.25%              0.1%
12/31/2013                        1.23             3,682             4,531              1.25%              5.7%
12/31/2012                        1.16             3,114             3,623              1.25%             15.4%
12/31/2011                        1.01             2,720             2,742              1.25%             -0.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              1.00%             -7.2%
12/31/2014                        1.24                 0                 0              1.00%              0.3%
12/31/2013                        1.24                 0                 0              1.00%              6.0%
12/31/2012                        1.17                 0                 0              1.00%             15.7%
12/31/2011                        1.01                 0                 0              1.00%             -0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.75%             -7.0%
12/31/2014                        1.26                 0                 0              0.75%              0.6%
12/31/2013                        1.25                 0                 0              0.75%              6.3%
12/31/2012                        1.18                 0                 0              0.75%             16.0%
12/31/2011                        1.01                 0                 0              0.75%             -0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.50%             -6.8%
12/31/2014                        1.27                 0                 0              0.50%              0.8%
12/31/2013                        1.26                 0                 0              0.50%              6.5%
12/31/2012                        1.18                 0                 0              0.50%             16.3%
12/31/2011                        1.02                 0                 0              0.50%              0.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -6.5%
12/31/2014                        1.28                 0                 0              0.25%              1.1%
12/31/2013                        1.27                 0                 0              0.25%              6.8%
12/31/2012                        1.19                 0                 0              0.25%             16.6%
12/31/2011                        1.02                 0                 0              0.25%              0.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.00%             -6.3%
12/31/2014                        1.30                 0                 0              0.00%              1.3%
12/31/2013                        1.28                 0                 0              0.00%              7.1%
12/31/2012                        1.20                 0                 0              0.00%             16.9%
12/31/2011                        1.02                 0                 0              0.00%              0.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               5.8%
                2014               5.9%
                2013               5.8%
                2012               6.4%
                2011               5.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              RIDGEWORTH SEIX HIGH INCOME FUND R CLASS - 76628T603

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       364,120   $       433,589            63,210
                                                                         ===============   ===============
Receivables: investments sold                                    5,662
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       369,782
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       369,782           328,920   $          1.12
Band 100                                                             0                 0              1.14
Band 75                                                              0                 0              1.15
Band 50                                                              0                 0              1.17
Band 25                                                              0                 0              1.18
Band 0                                                               0                 0              1.20
                                                       ---------------   ---------------
 Total                                                 $       369,782           328,920
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        28,233
Mortality & expense charges                                                                         (6,450)
                                                                                           ---------------
Net investment income (loss)                                                                        21,783
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (41,578)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (4,477)
                                                                                           ---------------
Net gain (loss)                                                                                    (46,055)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,272)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             21,783   $             38,627
Net realized gain (loss)                                                     (41,578)                 6,179
Realized gain distributions                                                        0                 30,751
Net change in unrealized appreciation (depreciation)                          (4,477)               (82,106)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,272)                (6,549)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      83,188                398,566
Cost of units redeemed                                                      (682,563)              (188,354)
Account charges                                                                 (478)                  (572)
                                                                --------------------   --------------------
Increase (decrease)                                                         (599,853)               209,640
                                                                --------------------   --------------------
Net increase (decrease)                                                     (624,125)               203,091
Net assets, beginning                                                        993,907                790,816
                                                                --------------------   --------------------
Net assets, ending                                              $            369,782   $            993,907
                                                                ====================   ====================

Units sold                                                                    68,677                320,237
Units redeemed                                                              (556,335)              (153,214)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (487,658)               167,023
Units outstanding, beginning                                                 816,578                649,555
                                                                --------------------   --------------------
Units outstanding, ending                                                    328,920                816,578
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,466,408
Cost of units redeemed/account charges                                                           (1,164,001)
Net investment income (loss)                                                                        123,795
Net realized gain (loss)                                                                            (36,915)
Realized gain distributions                                                                          49,964
Net change in unrealized appreciation (depreciation)                                                (69,469)
                                                                                       --------------------
Net assets                                                                             $            369,782
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12               329   $           370              1.25%             -7.6%
12/31/2014                        1.22               817               994              1.25%              0.0%
12/31/2013                        1.22               650               791              1.25%              5.5%
12/31/2012                        1.15               535               618              1.25%             15.0%
12/31/2011                        1.00               351               352              1.25%             -1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              1.00%             -7.4%
12/31/2014                        1.23                 0                 0              1.00%              0.2%
12/31/2013                        1.23                 0                 0              1.00%              5.7%
12/31/2012                        1.16                 0                 0              1.00%             15.3%
12/31/2011                        1.01                 0                 0              1.00%             -0.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.75%             -7.2%
12/31/2014                        1.24                 0                 0              0.75%              0.5%
12/31/2013                        1.24                 0                 0              0.75%              6.0%
12/31/2012                        1.17                 0                 0              0.75%             15.6%
12/31/2011                        1.01                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.50%             -6.9%
12/31/2014                        1.26                 0                 0              0.50%              0.7%
12/31/2013                        1.25                 0                 0              0.50%              6.3%
12/31/2012                        1.17                 0                 0              0.50%             15.9%
12/31/2011                        1.01                 0                 0              0.50%             -0.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.25%             -6.7%
12/31/2014                        1.27                 0                 0              0.25%              1.0%
12/31/2013                        1.26                 0                 0              0.25%              6.5%
12/31/2012                        1.18                 0                 0              0.25%             16.2%
12/31/2011                        1.02                 0                 0              0.25%             -0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.00%             -6.5%
12/31/2014                        1.28                 0                 0              0.00%              1.2%
12/31/2013                        1.27                 0                 0              0.00%              6.8%
12/31/2012                        1.19                 0                 0              0.00%             16.5%
12/31/2011                        1.02                 0                 0              0.00%              0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.


                2015               4.1%
                2014               5.6%
                2013               5.6%
                2012               6.9%
                2011               4.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH LARGE CAP VALUE EQUITY FUND A CLASS - 76628R664

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,435,647   $     6,127,283           375,153
                                                                         ===============   ===============
Receivables: investments sold                                    7,831
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     5,443,478
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,307,483         3,227,332   $          1.64
Band 100                                                             0                 0              1.67
Band 75                                                              0                 0              1.69
Band 50                                                              0                 0              1.71
Band 25                                                              0                 0              1.73
Band 0                                                         135,995            77,515              1.75
                                                       ---------------   ---------------
 Total                                                 $     5,443,478         3,304,847
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        65,057
Mortality & expense charges                                                                        (66,552)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,495)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (125,812)
Realized gain distributions                                                                        444,647
Net change in unrealized appreciation (depreciation)                                              (776,706)
                                                                                           ---------------
Net gain (loss)                                                                                   (457,871)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (459,366)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,495)  $              2,319
Net realized gain (loss)                                                    (125,812)                23,723
Realized gain distributions                                                  444,647                206,396
Net change in unrealized appreciation (depreciation)                        (776,706)               (52,398)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (459,366)               180,040
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,061,904              1,393,417
Cost of units redeemed                                                    (2,824,216)              (209,077)
Account charges                                                              (15,471)                  (931)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,222,217              1,183,409
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,762,851              1,363,449
Net assets, beginning                                                      2,680,627              1,317,178
                                                                --------------------   --------------------
Net assets, ending                                              $          5,443,478   $          2,680,627
                                                                ====================   ====================

Units sold                                                                 3,537,629                834,239
Units redeemed                                                            (1,762,604)              (126,644)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,775,025                707,595
Units outstanding, beginning                                               1,529,822                822,227
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,304,847              1,529,822
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,417,482
Cost of units redeemed/account charges                                                           (4,033,789)
Net investment income (loss)                                                                          5,660
Net realized gain (loss)                                                                            (45,307)
Realized gain distributions                                                                         791,068
Net change in unrealized appreciation (depreciation)                                               (691,636)
                                                                                       --------------------
Net assets                                                                             $          5,443,478
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64             3,227   $         5,307              1.25%             -6.1%
12/31/2014                        1.75             1,530             2,681              1.25%              9.4%
12/31/2013                        1.60               822             1,317              1.25%             32.2%
12/31/2012                        1.21               533               646              1.25%             14.7%
12/31/2011                        1.06               414               437              1.25%             -3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67                 0   $             0              1.00%             -5.9%
12/31/2014                        1.77                 0                 0              1.00%              9.7%
12/31/2013                        1.61                 0                 0              1.00%             32.5%
12/31/2012                        1.22                 0                 0              1.00%             15.0%
12/31/2011                        1.06                 0                 0              1.00%             -2.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.75%             -5.7%
12/31/2014                        1.79                 0                 0              0.75%              9.9%
12/31/2013                        1.63                 0                 0              0.75%             32.9%
12/31/2012                        1.23                 0                 0              0.75%             15.3%
12/31/2011                        1.06                 0                 0              0.75%             -2.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.50%             -5.4%
12/31/2014                        1.81                 0                 0              0.50%             10.2%
12/31/2013                        1.64                 0                 0              0.50%             33.2%
12/31/2012                        1.23                 0                 0              0.50%             15.6%
12/31/2011                        1.07                 0                 0              0.50%             -2.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.25%             -5.2%
12/31/2014                        1.83                 0                 0              0.25%             10.5%
12/31/2013                        1.65                 0                 0              0.25%             33.5%
12/31/2012                        1.24                 0                 0              0.25%             15.9%
12/31/2011                        1.07                 0                 0              0.25%             -2.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                78   $           136              0.00%             -5.0%
12/31/2014                        1.85                 0                 0              0.00%             10.8%
12/31/2013                        1.67                 0                 0              0.00%             33.9%
12/31/2012                        1.25                 0                 0              0.00%             16.2%
12/31/2011                        1.07                 0                 0              0.00%             -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.3%
                2013               1.4%
                2012               1.7%
                2011               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     RIDGEWORTH LARGE CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R672

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,893,162   $    11,020,603           629,045
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (696,524)
                                                       ---------------
Net assets                                             $     9,196,638
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,196,638         5,509,803   $          1.67
Band 100                                                             0                 0              1.69
Band 75                                                              0                 0              1.71
Band 50                                                              0                 0              1.74
Band 25                                                              0                 0              1.76
Band 0                                                               0                 0              1.78
                                                       ---------------   ---------------
 Total                                                 $     9,196,638         5,509,803
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       139,636
Mortality & expense charges                                                                       (101,539)
                                                                                           ---------------
Net investment income (loss)                                                                        38,097
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           353,211
Realized gain distributions                                                                        749,990
Net change in unrealized appreciation (depreciation)                                            (1,738,926)
                                                                                           ---------------
Net gain (loss)                                                                                   (635,725)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (597,628)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,097   $              5,672
Net realized gain (loss)                                                     353,211                152,179
Realized gain distributions                                                  749,990                363,892
Net change in unrealized appreciation (depreciation)                      (1,738,926)              (103,621)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (597,628)               418,122
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,890,421              1,442,670
Cost of units redeemed                                                    (3,882,430)              (666,292)
Account charges                                                              (19,265)                (1,276)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,988,726                775,102
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,391,098              1,193,224
Net assets, beginning                                                      4,805,540              3,612,316
                                                                --------------------   --------------------
Net assets, ending                                              $          9,196,638   $          4,805,540
                                                                ====================   ====================

Units sold                                                                 5,558,592                877,143
Units redeemed                                                            (2,760,574)              (401,466)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,798,018                475,677
Units outstanding, beginning                                               2,711,785              2,236,108
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,509,803              2,711,785
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         16,361,511
Cost of units redeemed/account charges                                                           (8,286,253)
Net investment income (loss)                                                                         72,081
Net realized gain (loss)                                                                            679,491
Realized gain distributions                                                                       1,497,249
Net change in unrealized appreciation (depreciation)                                             (1,127,441)
                                                                                       --------------------
Net assets                                                                             $          9,196,638
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.67             5,510   $         9,197              1.25%              -5.8%
12/31/2014                        1.77             2,712             4,806              1.25%               9.7%
12/31/2013                        1.62             2,236             3,612              1.25%              32.5%
12/31/2012                        1.22             2,243             2,734              1.25%              14.9%
12/31/2011                        1.06             2,060             2,184              1.25%              -2.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              1.00%              -5.6%
12/31/2014                        1.79                 0                 0              1.00%              10.0%
12/31/2013                        1.63                 0                 0              1.00%              32.9%
12/31/2012                        1.23                 0                 0              1.00%              15.2%
12/31/2011                        1.06                 0                 0              1.00%              -2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.75%              -5.3%
12/31/2014                        1.81                 0                 0              0.75%              10.2%
12/31/2013                        1.64                 0                 0              0.75%              33.2%
12/31/2012                        1.23                 0                 0              0.75%              15.5%
12/31/2011                        1.07                 0                 0              0.75%              -2.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.50%              -5.1%
12/31/2014                        1.83                 0                 0              0.50%              10.5%
12/31/2013                        1.65                 0                 0              0.50%              33.5%
12/31/2012                        1.24                 0                 0              0.50%              15.8%
12/31/2011                        1.07                 0                 0              0.50%              -2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.25%              -4.9%
12/31/2014                        1.85                 0                 0              0.25%              10.8%
12/31/2013                        1.67                 0                 0              0.25%              33.9%
12/31/2012                        1.25                 0                 0              0.25%              16.1%
12/31/2011                        1.07                 0                 0              0.25%              -1.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.00%              -4.6%
12/31/2014                        1.87                 0                 0              0.00%              11.1%
12/31/2013                        1.68                 0                 0              0.00%              34.2%
12/31/2012                        1.25                 0                 0              0.00%              16.4%
12/31/2011                        1.08                 0                 0              0.00%              -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               1.4%
                2013               1.4%
                2012               2.0%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            RIDGEWORTH MID CAP VALUE EQUITY FUND A CLASS - 76628R599

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,183,651   $     1,268,769            99,656
                                                                         ===============   ===============
Receivables: investments sold                                    3,254
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,186,905
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       938,620           588,031   $          1.60
Band 100                                                             0                 0              1.62
Band 75                                                              0                 0              1.64
Band 50                                                              0                 0              1.66
Band 25                                                              0                 0              1.68
Band 0                                                         248,285           145,802              1.70
                                                       ---------------   ---------------
 Total                                                 $     1,186,905           733,833
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         9,689
Mortality & expense charges                                                                        (13,569)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,880)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (82,503)
Realized gain distributions                                                                         64,489
Net change in unrealized appreciation (depreciation)                                               (90,033)
                                                                                           ---------------
Net gain (loss)                                                                                   (108,047)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (111,927)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,880)  $             (2,070)
Net realized gain (loss)                                                     (82,503)                52,255
Realized gain distributions                                                   64,489                230,001
Net change in unrealized appreciation (depreciation)                         (90,033)                  (774)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (111,927)               279,412
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     502,862              1,937,892
Cost of units redeemed                                                    (1,857,149)              (826,007)
Account charges                                                                 (906)                (1,014)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,355,193)             1,110,871
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,467,120)             1,390,283
Net assets, beginning                                                      2,654,025              1,263,742
                                                                --------------------   --------------------
Net assets, ending                                              $          1,186,905   $          2,654,025
                                                                ====================   ====================

Units sold                                                                   935,119              1,302,906
Units redeemed                                                            (1,698,910)              (600,969)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (763,791)               701,937
Units outstanding, beginning                                               1,497,624                795,687
                                                                --------------------   --------------------
Units outstanding, ending                                                    733,833              1,497,624
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,031,896
Cost of units redeemed/account charges                                                           (3,222,956)
Net investment income (loss)                                                                         (5,997)
Net realized gain (loss)                                                                             14,963
Realized gain distributions                                                                         454,117
Net change in unrealized appreciation (depreciation)                                                (85,118)
                                                                                       --------------------
Net assets                                                                             $          1,186,905
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.60               588   $           939              1.25%              -7.4%
12/31/2014                        1.72               724             1,249              1.25%               9.3%
12/31/2013                        1.58               660             1,041              1.25%              29.3%
12/31/2012                        1.22               250               305              1.25%              19.9%
12/31/2011                        1.02               159               162              1.25%              -8.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              1.00%              -7.2%
12/31/2014                        1.74                 0                 0              1.00%               9.6%
12/31/2013                        1.59                 0                 0              1.00%              29.6%
12/31/2012                        1.23                 0                 0              1.00%              20.2%
12/31/2011                        1.02                 0                 0              1.00%              -8.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.75%              -7.0%
12/31/2014                        1.76                 0                 0              0.75%               9.9%
12/31/2013                        1.60                 0                 0              0.75%              29.9%
12/31/2012                        1.23                 0                 0              0.75%              20.5%
12/31/2011                        1.02                 0                 0              0.75%              -8.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.50%              -6.7%
12/31/2014                        1.78                 0                 0              0.50%              10.1%
12/31/2013                        1.62                 0                 0              0.50%              30.2%
12/31/2012                        1.24                 0                 0              0.50%              20.8%
12/31/2011                        1.03                 0                 0              0.50%              -8.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%              -6.5%
12/31/2014                        1.80                 0                 0              0.25%              10.4%
12/31/2013                        1.63                 0                 0              0.25%              30.6%
12/31/2012                        1.25                 0                 0              0.25%              21.1%
12/31/2011                        1.03                 0                 0              0.25%              -7.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.70               146   $           248              0.00%              -6.3%
12/31/2014                        1.82               774             1,405              0.00%              10.7%
12/31/2013                        1.64               136               223              0.00%              30.9%
12/31/2012                        1.25                 0                 0              0.00%              21.4%
12/31/2011                        1.03                 0                 0              0.00%              -7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.5%
                2014               0.7%
                2013               0.9%
                2012               1.4%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      RIDGEWORTH MID CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R615

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,930,791   $     3,172,709           243,590
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,831)
                                                       ---------------
Net assets                                             $     2,927,960
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,927,960         1,807,719   $          1.62
Band 100                                                             0                 0              1.64
Band 75                                                              0                 0              1.66
Band 50                                                              0                 0              1.68
Band 25                                                              0                 0              1.71
Band 0                                                               0                 0              1.73
                                                       ---------------   ---------------
 Total                                                 $     2,927,960         1,807,719
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       145,027
Mortality & expense charges                                                                       (155,686)
                                                                                           ---------------
Net investment income (loss)                                                                       (10,659)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,499,560)
Realized gain distributions                                                                        655,908
Net change in unrealized appreciation (depreciation)                                                58,109
                                                                                           ---------------
Net gain (loss)                                                                                   (785,543)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (796,202)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (10,659)  $            (43,088)
Net realized gain (loss)                                                  (1,499,560)                26,437
Realized gain distributions                                                  655,908              1,092,745
Net change in unrealized appreciation (depreciation)                          58,109                (13,542)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (796,202)             1,062,552
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,643,022              2,486,956
Cost of units redeemed                                                   (10,699,356)            (1,493,939)
Account charges                                                               (1,463)                (1,470)
                                                                --------------------   --------------------
Increase (decrease)                                                       (9,057,797)               991,547
                                                                --------------------   --------------------
Net increase (decrease)                                                   (9,853,999)             2,054,099
Net assets, beginning                                                     12,781,959             10,727,860
                                                                --------------------   --------------------
Net assets, ending                                              $          2,927,960   $         12,781,959
                                                                ====================   ====================

Units sold                                                                   993,774              1,481,438
Units redeemed                                                            (6,512,156)              (895,454)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,518,382)               585,984
Units outstanding, beginning                                               7,326,101              6,740,117
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,807,719              7,326,101
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         16,575,750
Cost of units redeemed/account charges                                                          (15,054,847)
Net investment income (loss)                                                                        (28,691)
Net realized gain (loss)                                                                         (1,289,303)
Realized gain distributions                                                                       2,966,969
Net change in unrealized appreciation (depreciation)                                               (241,918)
                                                                                       --------------------
Net assets                                                                             $          2,927,960
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62             1,808   $         2,928              1.25%              -7.2%
12/31/2014                        1.74             7,326            12,782              1.25%               9.6%
12/31/2013                        1.59             6,740            10,728              1.25%              29.6%
12/31/2012                        1.23               606               744              1.25%              20.3%
12/31/2011                        1.02               957               977              1.25%              -8.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              1.00%              -6.9%
12/31/2014                        1.76                 0                 0              1.00%               9.9%
12/31/2013                        1.60                 0                 0              1.00%              29.9%
12/31/2012                        1.23                 0                 0              1.00%              20.6%
12/31/2011                        1.02                 0                 0              1.00%              -8.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.75%              -6.7%
12/31/2014                        1.78                 0                 0              0.75%              10.2%
12/31/2013                        1.62                 0                 0              0.75%              30.2%
12/31/2012                        1.24                 0                 0              0.75%              20.9%
12/31/2011                        1.03                 0                 0              0.75%              -8.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.50%              -6.5%
12/31/2014                        1.80                 0                 0              0.50%              10.4%
12/31/2013                        1.63                 0                 0              0.50%              30.6%
12/31/2012                        1.25                 0                 0              0.50%              21.2%
12/31/2011                        1.03                 0                 0              0.50%              -7.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.25%              -6.2%
12/31/2014                        1.82                 0                 0              0.25%              10.7%
12/31/2013                        1.64                 0                 0              0.25%              30.9%
12/31/2012                        1.26                 0                 0              0.25%              21.5%
12/31/2011                        1.03                 0                 0              0.25%              -7.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.00%              -6.0%
12/31/2014                        1.84                 0                 0              0.00%              11.0%
12/31/2013                        1.66                 0                 0              0.00%              31.2%
12/31/2012                        1.26                 0                 0              0.00%              21.8%
12/31/2011                        1.04                 0                 0              0.00%              -7.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               0.9%
                2013               1.5%
                2012               1.5%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH SMALL CAP VALUE EQUITY FUND A CLASS - 76628R466

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       780,897   $     1,059,458            77,372
                                                                         ===============   ===============
Receivables: investments sold                                    5,210
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       786,107
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       735,988           501,704   $          1.47
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.54
Band 0                                                          50,119            32,024              1.57
                                                       ---------------   ---------------
 Total                                                 $       786,107           533,728
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,421
Mortality & expense charges                                                                        (11,292)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,871)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,182
Realized gain distributions                                                                        207,634
Net change in unrealized appreciation (depreciation)                                              (301,440)
                                                                                           ---------------
Net gain (loss)                                                                                    (60,624)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (63,495)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,871)  $             (8,664)
Net realized gain (loss)                                                      33,182                 67,898
Realized gain distributions                                                  207,634                192,348
Net change in unrealized appreciation (depreciation)                        (301,440)              (241,427)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (63,495)                10,155
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     152,481                279,796
Cost of units redeemed                                                      (532,090)              (349,102)
Account charges                                                                 (540)                  (935)
                                                                --------------------   --------------------
Increase (decrease)                                                         (380,149)               (70,241)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (443,644)               (60,086)
Net assets, beginning                                                      1,229,751              1,289,837
                                                                --------------------   --------------------
Net assets, ending                                              $            786,107   $          1,229,751
                                                                ====================   ====================

Units sold                                                                    97,184                185,100
Units redeemed                                                              (338,000)              (228,312)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (240,816)               (43,212)
Units outstanding, beginning                                                 774,544                817,756
                                                                --------------------   --------------------
Units outstanding, ending                                                    533,728                774,544
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,454,874
Cost of units redeemed/account charges                                                           (2,011,565)
Net investment income (loss)                                                                        (12,220)
Net realized gain (loss)                                                                            159,095
Realized gain distributions                                                                         474,484
Net change in unrealized appreciation (depreciation)                                               (278,561)
                                                                                       --------------------
Net assets                                                                             $            786,107
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47               502   $           736              1.25%              -7.4%
12/31/2014                        1.58               737             1,167              1.25%               0.6%
12/31/2013                        1.57               785             1,237              1.25%              33.0%
12/31/2012                        1.18               693               820              1.25%              15.0%
12/31/2011                        1.03                77                80              1.25%              -5.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%              -7.1%
12/31/2014                        1.60                 0                 0              1.00%               0.8%
12/31/2013                        1.59                 0                 0              1.00%              33.3%
12/31/2012                        1.19                 0                 0              1.00%              15.3%
12/31/2011                        1.03                 0                 0              1.00%              -4.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%              -6.9%
12/31/2014                        1.62                 0                 0              0.75%               1.1%
12/31/2013                        1.60                 0                 0              0.75%              33.6%
12/31/2012                        1.20                 0                 0              0.75%              15.6%
12/31/2011                        1.04                 0                 0              0.75%              -4.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%              -6.7%
12/31/2014                        1.63                 0                 0              0.50%               1.3%
12/31/2013                        1.61                 0                 0              0.50%              34.0%
12/31/2012                        1.20                 0                 0              0.50%              15.9%
12/31/2011                        1.04                 0                 0              0.50%              -4.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%              -6.4%
12/31/2014                        1.65                 0                 0              0.25%               1.6%
12/31/2013                        1.63                 0                 0              0.25%              34.3%
12/31/2012                        1.21                 0                 0              0.25%              16.2%
12/31/2011                        1.04                 0                 0              0.25%              -4.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                32   $            50              0.00%              -6.2%
12/31/2014                        1.67                38                63              0.00%               1.8%
12/31/2013                        1.64                33                53              0.00%              34.6%
12/31/2012                        1.22                47                57              0.00%              16.5%
12/31/2011                        1.04                 0                 0              0.00%              -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.5%
                2013               0.7%
                2012               2.2%
                2011               0.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     RIDGEWORTH SMALL CAP VALUE EQUITY FUND INSTITUTIONAL CLASS - 76628R474

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        14,325   $        19,282             1,369
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        14,327
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        14,327             9,611   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $        14,327             9,611
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           202
Mortality & expense charges                                                                         (2,557)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,355)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (23,443)
Realized gain distributions                                                                          3,716
Net change in unrealized appreciation (depreciation)                                                14,785
                                                                                           ---------------
Net gain (loss)                                                                                     (4,942)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,297)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,355)  $             (2,839)
Net realized gain (loss)                                                     (23,443)                65,528
Realized gain distributions                                                    3,716                 46,749
Net change in unrealized appreciation (depreciation)                          14,785               (107,179)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,297)                 2,259
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      57,816                169,016
Cost of units redeemed                                                      (346,491)              (336,508)
Account charges                                                                  (12)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                         (288,687)              (167,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (295,984)              (165,252)
Net assets, beginning                                                        310,311                475,563
                                                                --------------------   --------------------
Net assets, ending                                              $             14,327   $            310,311
                                                                ====================   ====================

Units sold                                                                    63,867                113,652
Units redeemed                                                              (247,797)              (219,258)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (183,930)              (105,606)
Units outstanding, beginning                                                 193,541                299,147
                                                                --------------------   --------------------
Units outstanding, ending                                                      9,611                193,541
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            769,367
Cost of units redeemed/account charges                                                             (880,871)
Net investment income (loss)                                                                         (5,286)
Net realized gain (loss)                                                                             56,505
Realized gain distributions                                                                          79,569
Net change in unrealized appreciation (depreciation)                                                 (4,957)
                                                                                       --------------------
Net assets                                                                             $             14,327
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                10   $            14              1.25%              -7.0%
12/31/2014                        1.60               194               310              1.25%               0.9%
12/31/2013                        1.59               299               476              1.25%              33.4%
12/31/2012                        1.19               202               240              1.25%              15.3%
12/31/2011                        1.03               146               151              1.25%              -4.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%              -6.8%
12/31/2014                        1.62                 0                 0              1.00%               1.1%
12/31/2013                        1.60                 0                 0              1.00%              33.7%
12/31/2012                        1.20                 0                 0              1.00%              15.6%
12/31/2011                        1.04                 0                 0              1.00%              -4.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -6.6%
12/31/2014                        1.64                 0                 0              0.75%               1.4%
12/31/2013                        1.62                 0                 0              0.75%              34.0%
12/31/2012                        1.20                 0                 0              0.75%              15.9%
12/31/2011                        1.04                 0                 0              0.75%              -4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              -6.3%
12/31/2014                        1.65                 0                 0              0.50%               1.6%
12/31/2013                        1.63                 0                 0              0.50%              34.4%
12/31/2012                        1.21                 0                 0              0.50%              16.2%
12/31/2011                        1.04                 0                 0              0.50%              -4.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%              -6.1%
12/31/2014                        1.67                 0                 0              0.25%               1.9%
12/31/2013                        1.64                 0                 0              0.25%              34.7%
12/31/2012                        1.22                 0                 0              0.25%              16.5%
12/31/2011                        1.05                 0                 0              0.25%              -4.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              -5.9%
12/31/2014                        1.69                 0                 0              0.00%               2.1%
12/31/2013                        1.65                 0                 0              0.00%              35.0%
12/31/2012                        1.22                 0                 0              0.00%              16.8%
12/31/2011                        1.05                 0                 0              0.00%              -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.7%
                2013               0.9%
                2012               1.9%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH SEIX TOTAL RETURN BOND FUND R CLASS - 76628T488

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       146,973   $       151,077            14,085
                                                                         ===============   ===============
Receivables: investments sold                                      224
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       147,197
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       147,197           137,030   $          1.07
Band 100                                                             0                 0              1.09
Band 75                                                              0                 0              1.10
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.13
Band 0                                                               0                 0              1.15
                                                       ---------------   ---------------
 Total                                                 $       147,197           137,030
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,892
Mortality & expense charges                                                                         (2,551)
                                                                                           ---------------
Net investment income (loss)                                                                           341
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,500
Realized gain distributions                                                                            153
Net change in unrealized appreciation (depreciation)                                                (3,910)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,257)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,916)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                341   $              1,104
Net realized gain (loss)                                                       1,500                 (2,649)
Realized gain distributions                                                      153                      0
Net change in unrealized appreciation (depreciation)                          (3,910)                10,290
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,916)                 8,745
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     183,820                106,102
Cost of units redeemed                                                      (230,401)              (116,905)
Account charges                                                                   (4)                   (31)
                                                                --------------------   --------------------
Increase (decrease)                                                          (46,585)               (10,834)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (48,501)                (2,089)
Net assets, beginning                                                        195,698                197,787
                                                                --------------------   --------------------
Net assets, ending                                              $            147,197   $            195,698
                                                                ====================   ====================

Units sold                                                                   167,136                 98,003
Units redeemed                                                              (209,290)              (108,087)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (42,154)               (10,084)
Units outstanding, beginning                                                 179,184                189,268
                                                                --------------------   --------------------
Units outstanding, ending                                                    137,030                179,184
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            678,796
Cost of units redeemed/account charges                                                             (529,841)
Net investment income (loss)                                                                          1,601
Net realized gain (loss)                                                                             (4,270)
Realized gain distributions                                                                           5,015
Net change in unrealized appreciation (depreciation)                                                 (4,104)
                                                                                       --------------------
Net assets                                                                             $            147,197
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07               137   $           147              1.25%              -1.6%
12/31/2014                        1.09               179               196              1.25%               4.5%
12/31/2013                        1.05               189               198              1.25%              -4.8%
12/31/2012                        1.10               148               163              1.25%               3.1%
12/31/2011                        1.06                 0                 0              1.25%               7.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              1.00%              -1.4%
12/31/2014                        1.10                 0                 0              1.00%               4.8%
12/31/2013                        1.05                 0                 0              1.00%              -4.6%
12/31/2012                        1.10                 0                 0              1.00%               3.4%
12/31/2011                        1.07                 0                 0              1.00%               8.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.75%              -1.2%
12/31/2014                        1.12                 0                 0              0.75%               5.0%
12/31/2013                        1.06                 0                 0              0.75%              -4.3%
12/31/2012                        1.11                 0                 0              0.75%               3.6%
12/31/2011                        1.07                 0                 0              0.75%               8.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%              -0.9%
12/31/2014                        1.13                 0                 0              0.50%               5.3%
12/31/2013                        1.07                 0                 0              0.50%              -4.1%
12/31/2012                        1.12                 0                 0              0.50%               3.9%
12/31/2011                        1.07                 0                 0              0.50%               8.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%              -0.7%
12/31/2014                        1.14                 0                 0              0.25%               5.6%
12/31/2013                        1.08                 0                 0              0.25%              -3.9%
12/31/2012                        1.12                 0                 0              0.25%               4.1%
12/31/2011                        1.08                 0                 0              0.25%               8.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.00%              -0.4%
12/31/2014                        1.15                 0                 0              0.00%               5.8%
12/31/2013                        1.09                 0                 0              0.00%              -3.6%
12/31/2012                        1.13                 0                 0              0.00%               4.4%
12/31/2011                        1.08                 0                 0              0.00%               9.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.8%
                2013               1.4%
                2012               1.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RIDGEWORTH SEIX TOTAL RETURN BOND FUND A CLASS - 76628T496

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       173,412   $       174,142            16,080
                                                                         ===============   ===============
Receivables: investments sold                                       91
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       173,503
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       173,503           159,031   $          1.09
Band 100                                                             0                 0              1.11
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.13
Band 25                                                              0                 0              1.15
Band 0                                                               0                 0              1.16
                                                       ---------------   ---------------
 Total                                                 $       173,503           159,031
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,022
Mortality & expense charges                                                                         (2,175)
                                                                                           ---------------
Net investment income (loss)                                                                           847
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                89
Realized gain distributions                                                                            176
Net change in unrealized appreciation (depreciation)                                                (3,445)
                                                                                           ---------------
Net gain (loss)                                                                                     (3,180)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,333)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                847   $                705
Net realized gain (loss)                                                          89                 (2,292)
Realized gain distributions                                                      176                      0
Net change in unrealized appreciation (depreciation)                          (3,445)                 5,907
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,333)                 4,320
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       3,211                158,718
Cost of units redeemed                                                          (593)               (47,983)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            2,618                110,735
                                                                --------------------   --------------------
Net increase (decrease)                                                          285                115,055
Net assets, beginning                                                        173,218                 58,163
                                                                --------------------   --------------------
Net assets, ending                                              $            173,503   $            173,218
                                                                ====================   ====================

Units sold                                                                     2,935                146,103
Units redeemed                                                                  (563)               (44,592)
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,372                101,511
Units outstanding, beginning                                                 156,659                 55,148
                                                                --------------------   --------------------
Units outstanding, ending                                                    159,031                156,659
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            235,935
Cost of units redeemed/account charges                                                              (62,483)
Net investment income (loss)                                                                          1,733
Net realized gain (loss)                                                                             (2,434)
Realized gain distributions                                                                           1,482
Net change in unrealized appreciation (depreciation)                                                   (730)
                                                                                       --------------------
Net assets                                                                             $            173,503
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.09               159   $           174              1.25%              -1.3%
12/31/2014                        1.11               157               173              1.25%               4.8%
12/31/2013                        1.05                55                58              1.25%              -4.5%
12/31/2012                        1.10                33                37              1.25%               3.4%
12/31/2011                        1.07                 0                 0              1.25%               8.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.00%              -1.1%
12/31/2014                        1.12                 0                 0              1.00%               5.1%
12/31/2013                        1.06                 0                 0              1.00%              -4.3%
12/31/2012                        1.11                 0                 0              1.00%               3.6%
12/31/2011                        1.07                 0                 0              1.00%               8.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%              -0.8%
12/31/2014                        1.13                 0                 0              0.75%               5.4%
12/31/2013                        1.07                 0                 0              0.75%              -4.1%
12/31/2012                        1.12                 0                 0              0.75%               3.9%
12/31/2011                        1.07                 0                 0              0.75%               8.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.50%              -0.6%
12/31/2014                        1.14                 0                 0              0.50%               5.6%
12/31/2013                        1.08                 0                 0              0.50%              -3.8%
12/31/2012                        1.12                 0                 0              0.50%               4.2%
12/31/2011                        1.08                 0                 0              0.50%               8.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.25%              -0.3%
12/31/2014                        1.15                 0                 0              0.25%               5.9%
12/31/2013                        1.09                 0                 0              0.25%              -3.6%
12/31/2012                        1.13                 0                 0              0.25%               4.4%
12/31/2011                        1.08                 0                 0              0.25%               9.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.00%              -0.1%
12/31/2014                        1.16                 0                 0              0.00%               6.2%
12/31/2013                        1.10                 0                 0              0.00%              -3.3%
12/31/2012                        1.14                 0                 0              0.00%               4.7%
12/31/2011                        1.08                 0                 0              0.00%               9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.5%
                2013               1.4%
                2012               0.9%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                RUSSELL COMMODITY STRATEGIES S CLASS - 782494363

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        20,764   $        25,001             4,048
                                                                         ===============   ===============
Receivables: investments sold                                        3
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        20,767
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        20,767            41,496   $          0.50
Band 100                                                             0                 0              0.51
Band 75                                                              0                 0              0.51
Band 50                                                              0                 0              0.52
Band 25                                                              0                 0              0.52
Band 0                                                               0                 0              0.53
                                                       ---------------   ---------------
 Total                                                 $        20,767            41,496
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (561)
                                                                                           ---------------
Net investment income (loss)                                                                          (561)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (103,062)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                87,972
                                                                                           ---------------
Net gain (loss)                                                                                    (15,090)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,651)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (561)  $             (3,602)
Net realized gain (loss)                                                    (103,062)                  (317)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          87,972                (91,435)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,651)               (95,354)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      22,562                366,745
Cost of units redeemed                                                      (372,243)               (36,724)
Account charges                                                                 (161)                  (998)
                                                                --------------------   --------------------
Increase (decrease)                                                         (349,842)               329,023
                                                                --------------------   --------------------
Net increase (decrease)                                                     (365,493)               233,669
Net assets, beginning                                                        386,260                152,591
                                                                --------------------   --------------------
Net assets, ending                                              $             20,767   $            386,260
                                                                ====================   ====================

Units sold                                                                    37,668                442,892
Units redeemed                                                              (570,339)               (50,112)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (532,671)               392,780
Units outstanding, beginning                                                 574,167                181,387
                                                                --------------------   --------------------
Units outstanding, ending                                                     41,496                574,167
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            574,020
Cost of units redeemed/account charges                                                             (440,966)
Net investment income (loss)                                                                         (4,655)
Net realized gain (loss)                                                                           (103,401)
Realized gain distributions                                                                               6
Net change in unrealized appreciation (depreciation)                                                 (4,237)
                                                                                       --------------------
Net assets                                                                             $             20,767
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.50                41   $            21              1.25%             -25.6%
12/31/2014                        0.67               574               386              1.25%             -20.0%
12/31/2013                        0.84               181               153              1.25%             -10.8%
12/31/2012                        0.94                 0                 0              1.25%              -3.6%
12/31/2011                        0.98                 0                 0              1.25%              -2.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.51                 0   $             0              1.00%             -25.4%
12/31/2014                        0.68                 0                 0              1.00%             -19.8%
12/31/2013                        0.85                 0                 0              1.00%             -10.6%
12/31/2012                        0.95                 0                 0              1.00%              -3.4%
12/31/2011                        0.98                 0                 0              1.00%              -2.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.51                 0   $             0              0.75%             -25.2%
12/31/2014                        0.68                 0                 0              0.75%             -19.6%
12/31/2013                        0.85                 0                 0              0.75%             -10.3%
12/31/2012                        0.95                 0                 0              0.75%              -3.1%
12/31/2011                        0.98                 0                 0              0.75%              -2.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.52                 0   $             0              0.50%             -25.0%
12/31/2014                        0.69                 0                 0              0.50%             -19.4%
12/31/2013                        0.86                 0                 0              0.50%             -10.1%
12/31/2012                        0.95                 0                 0              0.50%              -2.9%
12/31/2011                        0.98                 0                 0              0.50%              -2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.52                 0   $             0              0.25%             -24.9%
12/31/2014                        0.69                 0                 0              0.25%             -19.2%
12/31/2013                        0.86                 0                 0              0.25%              -9.9%
12/31/2012                        0.95                 0                 0              0.25%              -2.7%
12/31/2011                        0.98                 0                 0              0.25%              -2.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.53                 0   $             0              0.00%             -24.7%
12/31/2014                        0.70                 0                 0              0.00%             -19.0%
12/31/2013                        0.86                 0                 0              0.00%              -9.7%
12/31/2012                        0.96                 0                 0              0.00%              -2.4%
12/31/2011                        0.98                 0                 0              0.00%              -1.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  RUSSELL EMERGING MARKETS S CLASS - 782493746

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       540,917   $       615,033            38,382
                                                                         ===============   ===============
Receivables: investments sold                                    8,724
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       549,641
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       549,641           351,312   $          1.56
Band 100                                                             0                 0              1.59
Band 75                                                              0                 0              1.62
Band 50                                                              0                 0              1.65
Band 25                                                              0                 0              1.68
Band 0                                                               0                 0              1.71
                                                       ---------------   ---------------
 Total                                                 $       549,641           351,312
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           704
Mortality & expense charges                                                                         (4,601)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,897)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,966)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (51,054)
                                                                                           ---------------
Net gain (loss)                                                                                    (59,020)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (62,917)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,897)  $                341
Net realized gain (loss)                                                      (7,966)                 3,385
Realized gain distributions                                                        0                  4,512
Net change in unrealized appreciation (depreciation)                         (51,054)               (21,568)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (62,917)               (13,330)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     373,554                148,725
Cost of units redeemed                                                       (63,846)              (137,872)
Account charges                                                                 (193)                  (187)
                                                                --------------------   --------------------
Increase (decrease)                                                          309,515                 10,666
                                                                --------------------   --------------------
Net increase (decrease)                                                      246,598                 (2,664)
Net assets, beginning                                                        303,043                305,707
                                                                --------------------   --------------------
Net assets, ending                                              $            549,641   $            303,043
                                                                ====================   ====================

Units sold                                                                   227,386                 74,883
Units redeemed                                                               (37,693)               (69,981)
                                                                --------------------   --------------------
Net increase (decrease)                                                      189,693                  4,902
Units outstanding, beginning                                                 161,619                156,717
                                                                --------------------   --------------------
Units outstanding, ending                                                    351,312                161,619
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,302,053
Cost of units redeemed/account charges                                                             (688,149)
Net investment income (loss)                                                                         (5,708)
Net realized gain (loss)                                                                              1,819
Realized gain distributions                                                                          13,742
Net change in unrealized appreciation (depreciation)                                                (74,116)
                                                                                       --------------------
Net assets                                                                             $            549,641
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56               351   $           550              1.25%             -16.6%
12/31/2014                        1.88               162               303              1.25%              -3.9%
12/31/2013                        1.95               157               306              1.25%              -2.7%
12/31/2012                        2.00               138               277              1.25%              17.2%
12/31/2011                        1.71                 6                10              1.25%             -19.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              1.00%             -16.4%
12/31/2014                        1.90                 0                 0              1.00%              -3.6%
12/31/2013                        1.98                 0                 0              1.00%              -2.4%
12/31/2012                        2.02                 0                 0              1.00%              17.5%
12/31/2011                        1.72                 0                 0              1.00%             -18.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.62                 0   $             0              0.75%             -16.1%
12/31/2014                        1.93                 0                 0              0.75%              -3.4%
12/31/2013                        2.00                 0                 0              0.75%              -2.2%
12/31/2012                        2.05                 0                 0              0.75%              17.8%
12/31/2011                        1.74                 0                 0              0.75%             -18.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.50%             -15.9%
12/31/2014                        1.96                 0                 0              0.50%              -3.2%
12/31/2013                        2.03                 0                 0              0.50%              -1.9%
12/31/2012                        2.07                 0                 0              0.50%              18.1%
12/31/2011                        1.75                 0                 0              0.50%             -18.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.68                 0   $             0              0.25%             -15.7%
12/31/2014                        1.99                 0                 0              0.25%              -2.9%
12/31/2013                        2.05                 0                 0              0.25%              -1.7%
12/31/2012                        2.09                 0                 0              0.25%              18.4%
12/31/2011                        1.76                 0                 0              0.25%             -18.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              0.00%             -15.5%
12/31/2014                        2.02                 0                 0              0.00%              -2.7%
12/31/2013                        2.08                 0                 0              0.00%              -1.5%
12/31/2012                        2.11                 0                 0              0.00%              18.7%
12/31/2011                        1.78                 0                 0              0.00%             -18.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               1.5%
                2013               0.7%
                2012               1.9%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 RUSSELL GLOBAL EQUITY FUND S CLASS - 782478119

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         2,404   $         2,572               239
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         2,404
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         2,404             1,195   $          2.01
Band 100                                                             0                 0              2.05
Band 75                                                              0                 0              2.08
Band 50                                                              0                 0              2.12
Band 25                                                              0                 0              2.16
Band 0                                                               0                 0              2.20
                                                       ---------------   ---------------
 Total                                                 $         2,404             1,195
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            27
Mortality & expense charges                                                                             (3)
                                                                                           ---------------
Net investment income (loss)                                                                            24
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                            136
Net change in unrealized appreciation (depreciation)                                                  (168)
                                                                                           ---------------
Net gain (loss)                                                                                        (32)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            (8)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 24   $                  1
Net realized gain (loss)                                                           0                      3
Realized gain distributions                                                      136                      3
Net change in unrealized appreciation (depreciation)                            (168)                    (5)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 (8)                     2
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       2,292                    113
Cost of units redeemed                                                           (18)                   (25)
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            2,274                     88
                                                                --------------------   --------------------
Net increase (decrease)                                                        2,266                     90
Net assets, beginning                                                            138                     48
                                                                --------------------   --------------------
Net assets, ending                                              $              2,404   $                138
                                                                ====================   ====================

Units sold                                                                     1,135                     44
Units redeemed                                                                    (8)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,127                     44
Units outstanding, beginning                                                      68                     24
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,195                     68
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              2,456
Cost of units redeemed/account charges                                                                  (56)
Net investment income (loss)                                                                             25
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                             139
Net change in unrealized appreciation (depreciation)                                                   (168)
                                                                                       --------------------
Net assets                                                                             $              2,404
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.01                 1   $             2              1.25%              -1.6%
12/31/2014                        2.04                 0                 0              1.25%               3.3%
12/31/2013                        1.98                 0                 0              1.25%              26.3%
12/31/2012                        1.57                 0                 0              1.25%              14.2%
12/31/2011                        1.37                 0                 0              1.25%             -10.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.05                 0   $             0              1.00%              -1.3%
12/31/2014                        2.07                 0                 0              1.00%               3.6%
12/31/2013                        2.00                 0                 0              1.00%              26.6%
12/31/2012                        1.58                 0                 0              1.00%              14.4%
12/31/2011                        1.38                 0                 0              1.00%             -10.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.75%              -1.1%
12/31/2014                        2.11                 0                 0              0.75%               3.9%
12/31/2013                        2.03                 0                 0              0.75%              27.0%
12/31/2012                        1.60                 0                 0              0.75%              14.7%
12/31/2011                        1.39                 0                 0              0.75%              -9.8%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.50%              -0.8%
12/31/2014                        2.14                 0                 0              0.50%               4.1%
12/31/2013                        2.05                 0                 0              0.50%              27.3%
12/31/2012                        1.61                 0                 0              0.50%              15.0%
12/31/2011                        1.40                 0                 0              0.50%              -9.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.16                 0   $             0              0.25%              -0.6%
12/31/2014                        2.17                 0                 0              0.25%               4.4%
12/31/2013                        2.08                 0                 0              0.25%              27.6%
12/31/2012                        1.63                 0                 0              0.25%              15.3%
12/31/2011                        1.41                 0                 0              0.25%              -9.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.20                 0   $             0              0.00%              -0.3%
12/31/2014                        2.20                 0                 0              0.00%               4.6%
12/31/2013                        2.11                 0                 0              0.00%              27.9%
12/31/2012                        1.65                 0                 0              0.00%              15.6%
12/31/2011                        1.42                 0                 0              0.00%              -9.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               1.1%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RUSSELL GLOBAL INFRASTRUCTURE FUND S CLASS - 782494256 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.32
Band 100                                                             0                 0              1.34
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.36
Band 25                                                              0                 0              1.38
Band 0                                                               0                 0              1.39
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              1.25%              -8.5%
12/31/2014                        1.44                 0                 0              1.25%               9.5%
12/31/2013                        1.32                 0                 0              1.25%              14.6%
12/31/2012                        1.15                 0                 0              1.25%              13.0%
12/31/2011                        1.02                 0                 0              1.25%               1.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              1.00%              -8.3%
12/31/2014                        1.46                 0                 0              1.00%               9.7%
12/31/2013                        1.33                 0                 0              1.00%              14.9%
12/31/2012                        1.16                 0                 0              1.00%              13.3%
12/31/2011                        1.02                 0                 0              1.00%               1.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%              -8.1%
12/31/2014                        1.47                 0                 0              0.75%              10.0%
12/31/2013                        1.33                 0                 0              0.75%              15.2%
12/31/2012                        1.16                 0                 0              0.75%              13.6%
12/31/2011                        1.02                 0                 0              0.75%               2.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.50%              -7.9%
12/31/2014                        1.48                 0                 0              0.50%              10.3%
12/31/2013                        1.34                 0                 0              0.50%              15.5%
12/31/2012                        1.16                 0                 0              0.50%              13.9%
12/31/2011                        1.02                 0                 0              0.50%               2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.25%              -7.6%
12/31/2014                        1.49                 0                 0              0.25%              10.6%
12/31/2013                        1.35                 0                 0              0.25%              15.8%
12/31/2012                        1.17                 0                 0              0.25%              14.2%
12/31/2011                        1.02                 0                 0              0.25%               2.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.00%              -7.4%
12/31/2014                        1.50                 0                 0              0.00%              10.8%
12/31/2013                        1.36                 0                 0              0.00%              16.0%
12/31/2012                        1.17                 0                 0              0.00%              14.4%
12/31/2011                        1.02                 0                 0              0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      RUSSELL GLOBAL OPPORTUNISTIC CREDIT S CLASS - 782494199 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.12
Band 100                                                             0                 0              1.13
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.15
Band 25                                                              0                 0              1.16
Band 0                                                               0                 0              1.18
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.25%              -4.3%
12/31/2014                        1.17                 0                 0              1.25%              -0.1%
12/31/2013                        1.17                 0                 0              1.25%              -0.8%
12/31/2012                        1.18                 0                 0              1.25%              15.2%
12/31/2011                        1.02                 0                 0              1.25%               2.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              1.00%              -4.0%
12/31/2014                        1.17                 0                 0              1.00%               0.1%
12/31/2013                        1.17                 0                 0              1.00%              -0.5%
12/31/2012                        1.18                 0                 0              1.00%              15.5%
12/31/2011                        1.02                 0                 0              1.00%               2.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%              -3.8%
12/31/2014                        1.18                 0                 0              0.75%               0.4%
12/31/2013                        1.18                 0                 0              0.75%              -0.3%
12/31/2012                        1.18                 0                 0              0.75%              15.8%
12/31/2011                        1.02                 0                 0              0.75%               2.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.50%              -3.6%
12/31/2014                        1.19                 0                 0              0.50%               0.6%
12/31/2013                        1.19                 0                 0              0.50%               0.0%
12/31/2012                        1.19                 0                 0              0.50%              16.1%
12/31/2011                        1.02                 0                 0              0.50%               2.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.25%              -3.3%
12/31/2014                        1.20                 0                 0              0.25%               0.9%
12/31/2013                        1.19                 0                 0              0.25%               0.2%
12/31/2012                        1.19                 0                 0              0.25%              16.3%
12/31/2011                        1.02                 0                 0              0.25%               2.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.00%              -3.1%
12/31/2014                        1.21                 0                 0              0.00%               1.1%
12/31/2013                        1.20                 0                 0              0.00%               0.5%
12/31/2012                        1.19                 0                 0              0.00%              16.6%
12/31/2011                        1.02                 0                 0              0.00%               2.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL GLOBAL REAL ESTATE SECURITIES S CLASS - 782493761

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       856,549   $       913,983            23,888
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,672)
                                                       ---------------
Net assets                                             $       851,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       851,877           421,236   $          2.02
Band 100                                                             0                 0              2.06
Band 75                                                              0                 0              2.09
Band 50                                                              0                 0              2.13
Band 25                                                              0                 0              2.17
Band 0                                                               0                 0              2.21
                                                       ---------------   ---------------
 Total                                                 $       851,877           421,236
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,480
Mortality & expense charges                                                                        (11,176)
                                                                                           ---------------
Net investment income (loss)                                                                         4,304
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,982
Realized gain distributions                                                                         46,547
Net change in unrealized appreciation (depreciation)                                               (72,772)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,243)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,939)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,304   $             21,779
Net realized gain (loss)                                                       7,982                153,202
Realized gain distributions                                                   46,547                 46,091
Net change in unrealized appreciation (depreciation)                         (72,772)                 3,274
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,939)               224,346
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     222,562                408,219
Cost of units redeemed                                                      (199,338)            (1,568,188)
Account charges                                                                 (633)                  (598)
                                                                --------------------   --------------------
Increase (decrease)                                                           22,591             (1,160,567)
                                                                --------------------   --------------------
Net increase (decrease)                                                        8,652               (936,221)
Net assets, beginning                                                        843,225              1,779,446
                                                                --------------------   --------------------
Net assets, ending                                              $            851,877   $            843,225
                                                                ====================   ====================

Units sold                                                                   107,661                209,967
Units redeemed                                                               (97,806)              (781,257)
                                                                --------------------   --------------------
Net increase (decrease)                                                        9,855               (571,290)
Units outstanding, beginning                                                 411,381                982,671
                                                                --------------------   --------------------
Units outstanding, ending                                                    421,236                411,381
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,720,342
Cost of units redeemed/account charges                                                           (3,561,801)
Net investment income (loss)                                                                        161,032
Net realized gain (loss)                                                                            359,430
Realized gain distributions                                                                         230,308
Net change in unrealized appreciation (depreciation)                                                (57,434)
                                                                                       --------------------
Net assets                                                                             $            851,877
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.02               421   $           852              1.25%              -1.3%
12/31/2014                        2.05               411               843              1.25%              13.2%
12/31/2013                        1.81               983             1,779              1.25%               1.9%
12/31/2012                        1.78             1,023             1,818              1.25%              26.2%
12/31/2011                        1.41             1,061             1,495              1.25%              -8.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              1.00%              -1.1%
12/31/2014                        2.08                 0                 0              1.00%              13.5%
12/31/2013                        1.83                 0                 0              1.00%               2.1%
12/31/2012                        1.80                 0                 0              1.00%              26.5%
12/31/2011                        1.42                 0                 0              1.00%              -8.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.09                 0   $             0              0.75%              -0.8%
12/31/2014                        2.11                 0                 0              0.75%              13.8%
12/31/2013                        1.86                 0                 0              0.75%               2.4%
12/31/2012                        1.81                 0                 0              0.75%              26.8%
12/31/2011                        1.43                 0                 0              0.75%              -8.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.13                 0   $             0              0.50%              -0.6%
12/31/2014                        2.14                 0                 0              0.50%              14.0%
12/31/2013                        1.88                 0                 0              0.50%               2.6%
12/31/2012                        1.83                 0                 0              0.50%              27.1%
12/31/2011                        1.44                 0                 0              0.50%              -7.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.17                 0   $             0              0.25%              -0.3%
12/31/2014                        2.18                 0                 0              0.25%              14.3%
12/31/2013                        1.90                 0                 0              0.25%               2.9%
12/31/2012                        1.85                 0                 0              0.25%              27.4%
12/31/2011                        1.45                 0                 0              0.25%              -7.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.00%              -0.1%
12/31/2014                        2.21                 0                 0              0.00%              14.6%
12/31/2013                        1.93                 0                 0              0.00%               3.2%
12/31/2012                        1.87                 0                 0              0.00%              27.8%
12/31/2011                        1.46                 0                 0              0.00%              -7.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               3.4%
                2013               3.0%
                2012               5.8%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
    RUSSELL INTERNATIONAL DEVELOPED MARKETS S CLASS - 782494488 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.47
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.58
Band 0                                                               0                 0              1.61
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.25%              -1.9%
12/31/2014                        1.50                 0                 0              1.25%              -6.6%
12/31/2013                        1.61                 0                 0              1.25%              20.4%
12/31/2012                        1.33                 0                 0              1.25%              16.2%
12/31/2011                        1.15                 0                 0              1.25%             -14.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%              -1.6%
12/31/2014                        1.52                 0                 0              1.00%              -6.4%
12/31/2013                        1.63                 0                 0              1.00%              20.7%
12/31/2012                        1.35                 0                 0              1.00%              16.5%
12/31/2011                        1.16                 0                 0              1.00%             -14.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%              -1.4%
12/31/2014                        1.55                 0                 0              0.75%              -6.2%
12/31/2013                        1.65                 0                 0              0.75%              21.0%
12/31/2012                        1.36                 0                 0              0.75%              16.8%
12/31/2011                        1.17                 0                 0              0.75%             -14.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              -1.1%
12/31/2014                        1.57                 0                 0              0.50%              -5.9%
12/31/2013                        1.67                 0                 0              0.50%              21.3%
12/31/2012                        1.38                 0                 0              0.50%              17.1%
12/31/2011                        1.17                 0                 0              0.50%             -14.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.25%              -0.9%
12/31/2014                        1.59                 0                 0              0.25%              -5.7%
12/31/2013                        1.69                 0                 0              0.25%              21.6%
12/31/2012                        1.39                 0                 0              0.25%              17.4%
12/31/2011                        1.18                 0                 0              0.25%             -14.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.00%              -0.6%
12/31/2014                        1.62                 0                 0              0.00%              -5.5%
12/31/2013                        1.71                 0                 0              0.00%              21.9%
12/31/2012                        1.40                 0                 0              0.00%              17.7%
12/31/2011                        1.19                 0                 0              0.00%             -13.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             RUSSELL INVESTMENT GRADE BOND FUND S CLASS - 782494835

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       283,920   $       292,331            13,354
                                                                         ===============   ===============
Receivables: investments sold                                    2,539
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       286,459
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       286,459           212,108   $          1.35
Band 100                                                             0                 0              1.37
Band 75                                                              0                 0              1.40
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.47
                                                       ---------------   ---------------
 Total                                                 $       286,459           212,108
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,780
Mortality & expense charges                                                                         (1,283)
                                                                                           ---------------
Net investment income (loss)                                                                         1,497
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                          5,788
Net change in unrealized appreciation (depreciation)                                                (8,411)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,624)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,127)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,497   $                  0
Net realized gain (loss)                                                          (1)                     0
Realized gain distributions                                                    5,788                      0
Net change in unrealized appreciation (depreciation)                          (8,411)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,127)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     288,943                      0
Cost of units redeemed                                                        (1,357)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          287,586                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      286,459                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            286,459   $                  0
                                                                ====================   ====================

Units sold                                                                   213,110                      0
Units redeemed                                                                (1,002)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      212,108                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    212,108                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            288,943
Cost of units redeemed/account charges                                                               (1,357)
Net investment income (loss)                                                                          1,497
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                           5,788
Net change in unrealized appreciation (depreciation)                                                 (8,411)
                                                                                       --------------------
Net assets                                                                             $            286,459
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35               212   $           286              1.25%              -0.7%
12/31/2014                        1.36                 0                 0              1.25%               4.6%
12/31/2013                        1.30                 0                 0              1.25%              -3.6%
12/31/2012                        1.35                 0                 0              1.25%               4.9%
12/31/2011                        1.29                 0                 0              1.25%               4.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              1.00%              -0.5%
12/31/2014                        1.38                 0                 0              1.00%               4.9%
12/31/2013                        1.32                 0                 0              1.00%              -3.4%
12/31/2012                        1.36                 0                 0              1.00%               5.2%
12/31/2011                        1.30                 0                 0              1.00%               4.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.75%              -0.2%
12/31/2014                        1.40                 0                 0              0.75%               5.1%
12/31/2013                        1.33                 0                 0              0.75%              -3.1%
12/31/2012                        1.38                 0                 0              0.75%               5.4%
12/31/2011                        1.31                 0                 0              0.75%               5.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%               0.0%
12/31/2014                        1.42                 0                 0              0.50%               5.4%
12/31/2013                        1.35                 0                 0              0.50%              -2.9%
12/31/2012                        1.39                 0                 0              0.50%               5.7%
12/31/2011                        1.32                 0                 0              0.50%               5.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%               0.3%
12/31/2014                        1.45                 0                 0              0.25%               5.7%
12/31/2013                        1.37                 0                 0              0.25%              -2.6%
12/31/2012                        1.40                 0                 0              0.25%               6.0%
12/31/2011                        1.33                 0                 0              0.25%               5.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.00%               0.5%
12/31/2014                        1.47                 0                 0              0.00%               5.9%
12/31/2013                        1.38                 0                 0              0.00%              -2.4%
12/31/2012                        1.42                 0                 0              0.00%               6.2%
12/31/2011                        1.34                 0                 0              0.00%               6.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R1 CLASS - 782478275

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     4,020,306   $     4,717,647           541,948
                                                                         ===============   ===============
Receivables: investments sold                                      952
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,021,258
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,021,258         2,418,873   $          1.66
Band 100                                                             0                 0              1.69
Band 75                                                              0                 0              1.72
Band 50                                                              0                 0              1.75
Band 25                                                              0                 0              1.78
Band 0                                                               0                 0              1.82
                                                       ---------------   ---------------
 Total                                                 $     4,021,258         2,418,873
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       140,480
Mortality & expense charges                                                                        (80,007)
                                                                                           ---------------
Net investment income (loss)                                                                        60,473
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,758,800)
Realized gain distributions                                                                        387,930
Net change in unrealized appreciation (depreciation)                                             1,267,816
                                                                                           ---------------
Net gain (loss)                                                                                   (103,054)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (42,581)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             60,473   $             96,002
Net realized gain (loss)                                                  (1,758,800)             1,356,249
Realized gain distributions                                                  387,930              2,485,803
Net change in unrealized appreciation (depreciation)                       1,267,816             (3,621,888)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (42,581)               316,166
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,369,502              4,645,966
Cost of units redeemed                                                    (6,131,158)            (9,080,408)
Account charges                                                               (2,694)                (3,210)
                                                                --------------------   --------------------
Increase (decrease)                                                       (4,764,350)            (4,437,652)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (4,806,931)            (4,121,486)
Net assets, beginning                                                      8,828,189             12,949,675
                                                                --------------------   --------------------
Net assets, ending                                              $          4,021,258   $          8,828,189
                                                                ====================   ====================

Units sold                                                                   825,320              2,794,547
Units redeemed                                                            (3,582,334)            (5,470,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,757,014)            (2,675,627)
Units outstanding, beginning                                               5,175,887              7,851,514
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,418,873              5,175,887
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         28,488,849
Cost of units redeemed/account charges                                                          (30,510,852)
Net investment income (loss)                                                                      1,466,779
Net realized gain (loss)                                                                          2,155,180
Realized gain distributions                                                                       3,118,643
Net change in unrealized appreciation (depreciation)                                               (697,341)
                                                                                       --------------------
Net assets                                                                             $          4,021,258
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66             2,419   $         4,021              1.25%             -2.5%
12/31/2014                        1.71             5,176             8,828              1.25%              3.4%
12/31/2013                        1.65             7,852            12,950              1.25%              7.7%
12/31/2012                        1.53            11,568            17,721              1.25%             10.4%
12/31/2011                        1.39            12,173            16,891              1.25%             -1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              1.00%             -2.3%
12/31/2014                        1.73                 0                 0              1.00%              3.7%
12/31/2013                        1.67                 0                 0              1.00%              7.9%
12/31/2012                        1.55                 0                 0              1.00%             10.7%
12/31/2011                        1.40                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.75%             -2.0%
12/31/2014                        1.76                 0                 0              0.75%              3.9%
12/31/2013                        1.69                 0                 0              0.75%              8.2%
12/31/2012                        1.56                 0                 0              0.75%             11.0%
12/31/2011                        1.41                 0                 0              0.75%             -1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              0.50%             -1.8%
12/31/2014                        1.78                 0                 0              0.50%              4.2%
12/31/2013                        1.71                 0                 0              0.50%              8.5%
12/31/2012                        1.58                 0                 0              0.50%             11.2%
12/31/2011                        1.42                 0                 0              0.50%             -0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.25%             -1.6%
12/31/2014                        1.81                 0                 0              0.25%              4.5%
12/31/2013                        1.73                 0                 0              0.25%              8.7%
12/31/2012                        1.60                 0                 0              0.25%             11.5%
12/31/2011                        1.43                 0                 0              0.25%             -0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.00%             -1.3%
12/31/2014                        1.84                 0                 0              0.00%              4.7%
12/31/2013                        1.76                 0                 0              0.00%              9.0%
12/31/2012                        1.61                 0                 0              0.00%             11.8%
12/31/2011                        1.44                 0                 0              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               2.2%
                2013               1.9%
                2012               3.2%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2020 STRATEGY FUND R5 CLASS - 78249R578

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,757,122   $     3,412,625           372,163
                                                                         ===============   ===============
Receivables: investments sold                                      612
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,757,734
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,354,754         1,722,180   $          1.37
Band 100                                                       402,980           286,850              1.40
Band 75                                                              0                 0              1.44
Band 50                                                              0                 0              1.48
Band 25                                                              0                 0              1.52
Band 0                                                               0                 0              1.57
                                                       ---------------   ---------------
 Total                                                 $     2,757,734         2,009,030
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        67,307
Mortality & expense charges                                                                        (41,792)
                                                                                           ---------------
Net investment income (loss)                                                                        25,515
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (648,576)
Realized gain distributions                                                                        259,101
Net change in unrealized appreciation (depreciation)                                               285,344
                                                                                           ---------------
Net gain (loss)                                                                                   (104,131)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (78,616)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             25,515   $             34,116
Net realized gain (loss)                                                    (648,576)               174,154
Realized gain distributions                                                  259,101              1,281,695
Net change in unrealized appreciation (depreciation)                         285,344             (1,369,306)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (78,616)               120,659
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     943,317              1,629,663
Cost of units redeemed                                                    (2,641,026)            (1,534,156)
Account charges                                                                 (664)                (2,566)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,698,373)                92,941
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,776,989)               213,600
Net assets, beginning                                                      4,534,723              4,321,123
                                                                --------------------   --------------------
Net assets, ending                                              $          2,757,734   $          4,534,723
                                                                ====================   ====================

Units sold                                                                   668,471              1,472,882
Units redeemed                                                            (1,870,871)            (1,414,285)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,202,400)                58,597
Units outstanding, beginning                                               3,211,430              3,152,833
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,009,030              3,211,430
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         17,008,188
Cost of units redeemed/account charges                                                          (16,189,491)
Net investment income (loss)                                                                        494,334
Net realized gain (loss)                                                                            451,668
Realized gain distributions                                                                       1,648,538
Net change in unrealized appreciation (depreciation)                                               (655,503)
                                                                                       --------------------
Net assets                                                                             $          2,757,734
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37             1,722   $         2,355              1.25%             -3.0%
12/31/2014                        1.41             2,936             4,136              1.25%              2.8%
12/31/2013                        1.37             3,146             4,312              1.25%              7.2%
12/31/2012                        1.28             3,883             4,964              1.25%              9.9%
12/31/2011                        1.16             5,653             6,577              1.25%             -2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40               287   $           403              1.00%             -2.7%
12/31/2014                        1.44               276               398              1.00%              3.1%
12/31/2013                        1.40                 5                 7              1.00%              7.5%
12/31/2012                        1.30                 4                 5              1.00%             10.1%
12/31/2011                        1.18                 4                 5              1.00%             -1.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.75%             -2.5%
12/31/2014                        1.48                 0                 0              0.75%              3.3%
12/31/2013                        1.43                 0                 0              0.75%              7.8%
12/31/2012                        1.33                 0                 0              0.75%             10.4%
12/31/2011                        1.20                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.50%             -2.2%
12/31/2014                        1.52                 0                 0              0.50%              3.6%
12/31/2013                        1.46                 2                 2              0.50%              8.0%
12/31/2012                        1.36                 1                 2              0.50%             10.7%
12/31/2011                        1.22                 1                 2              0.50%             -1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.25%             -2.0%
12/31/2014                        1.55                 0                 0              0.25%              3.8%
12/31/2013                        1.50                 0                 0              0.25%              8.3%
12/31/2012                        1.38                 0                 0              0.25%             11.0%
12/31/2011                        1.25                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.00%             -1.7%
12/31/2014                        1.59                 0                 0              0.00%              4.1%
12/31/2013                        1.53                 0                 0              0.00%              8.6%
12/31/2012                        1.41                 0                 0              0.00%             11.2%
12/31/2011                        1.27                 0                 0              0.00%             -0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               2.0%
                2013               1.4%
                2012               2.3%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R1 CLASS - 782494777

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,696,223   $     1,867,848           216,821
                                                                         ===============   ===============
Receivables: investments sold                                    1,491
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,697,714
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,697,714           982,002   $          1.73
Band 100                                                             0                 0              1.76
Band 75                                                              0                 0              1.79
Band 50                                                              0                 0              1.82
Band 25                                                              0                 0              1.85
Band 0                                                               0                 0              1.89
                                                       ---------------   ---------------
 Total                                                 $     1,697,714           982,002
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        50,301
Mortality & expense charges                                                                        (25,870)
                                                                                           ---------------
Net investment income (loss)                                                                        24,431
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (411,303)
Realized gain distributions                                                                         50,995
Net change in unrealized appreciation (depreciation)                                               302,135
                                                                                           ---------------
Net gain (loss)                                                                                    (58,173)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (33,742)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             24,431   $             27,347
Net realized gain (loss)                                                    (411,303)                35,513
Realized gain distributions                                                   50,995                434,966
Net change in unrealized appreciation (depreciation)                         302,135               (495,623)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (33,742)                 2,203
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,121,542              2,042,656
Cost of units redeemed                                                    (1,611,384)            (1,172,711)
Account charges                                                               (2,610)                (1,423)
                                                                --------------------   --------------------
Increase (decrease)                                                         (492,452)               868,522
                                                                --------------------   --------------------
Net increase (decrease)                                                     (526,194)               870,725
Net assets, beginning                                                      2,223,908              1,353,183
                                                                --------------------   --------------------
Net assets, ending                                              $          1,697,714   $          2,223,908
                                                                ====================   ====================

Units sold                                                                   691,369              1,145,074
Units redeemed                                                              (959,772)              (678,415)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (268,403)               466,659
Units outstanding, beginning                                               1,250,405                783,746
                                                                --------------------   --------------------
Units outstanding, ending                                                    982,002              1,250,405
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,318,606
Cost of units redeemed/account charges                                                           (7,200,568)
Net investment income (loss)                                                                        189,099
Net realized gain (loss)                                                                            (52,620)
Realized gain distributions                                                                         614,822
Net change in unrealized appreciation (depreciation)                                               (171,625)
                                                                                       --------------------
Net assets                                                                             $          1,697,714
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73               982   $         1,698              1.25%             -2.8%
12/31/2014                        1.78             1,250             2,224              1.25%              3.0%
12/31/2013                        1.73               784             1,353              1.25%             11.1%
12/31/2012                        1.55             1,878             2,918              1.25%             11.6%
12/31/2011                        1.39             2,228             3,102              1.25%             -3.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              1.00%             -2.6%
12/31/2014                        1.81                 0                 0              1.00%              3.3%
12/31/2013                        1.75                 0                 0              1.00%             11.4%
12/31/2012                        1.57                 0                 0              1.00%             11.9%
12/31/2011                        1.40                 0                 0              1.00%             -3.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.75%             -2.3%
12/31/2014                        1.83                 0                 0              0.75%              3.5%
12/31/2013                        1.77                 0                 0              0.75%             11.7%
12/31/2012                        1.59                 0                 0              0.75%             12.2%
12/31/2011                        1.41                 0                 0              0.75%             -2.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.50%             -2.1%
12/31/2014                        1.86                 0                 0              0.50%              3.8%
12/31/2013                        1.79                 0                 0              0.50%             12.0%
12/31/2012                        1.60                 0                 0              0.50%             12.4%
12/31/2011                        1.42                 0                 0              0.50%             -2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.25%             -1.8%
12/31/2014                        1.89                 0                 0              0.25%              4.0%
12/31/2013                        1.82                 0                 0              0.25%             12.3%
12/31/2012                        1.62                 0                 0              0.25%             12.7%
12/31/2011                        1.43                 0                 0              0.25%             -2.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.00%             -1.6%
12/31/2014                        1.92                 0                 0              0.00%              4.3%
12/31/2013                        1.84                 0                 0              0.00%             12.5%
12/31/2012                        1.63                 0                 0              0.00%             13.0%
12/31/2011                        1.45                 0                 0              0.00%             -2.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               2.5%
                2013               1.6%
                2012               2.5%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2025 STRATEGY FUND R5 CLASS - 78249R552

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,102,474   $     1,253,308           141,228
                                                                         ===============   ===============
Receivables: investments sold                                      523
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,102,997
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,007,401           603,974   $          1.67
Band 100                                                        95,596            56,313              1.70
Band 75                                                              0                 0              1.73
Band 50                                                              0                 0              1.76
Band 25                                                              0                 0              1.79
Band 0                                                               0                 0              1.82
                                                       ---------------   ---------------
 Total                                                 $     1,102,997           660,287
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        26,970
Mortality & expense charges                                                                        (20,312)
                                                                                           ---------------
Net investment income (loss)                                                                         6,658
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (284,590)
Realized gain distributions                                                                         33,357
Net change in unrealized appreciation (depreciation)                                               217,013
                                                                                           ---------------
Net gain (loss)                                                                                    (34,220)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (27,562)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,658   $             13,304
Net realized gain (loss)                                                    (284,590)                75,104
Realized gain distributions                                                   33,357                433,166
Net change in unrealized appreciation (depreciation)                         217,013               (461,260)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (27,562)                60,314
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     465,856              1,285,832
Cost of units redeemed                                                    (1,552,954)            (1,084,360)
Account charges                                                                 (245)                  (441)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,087,343)               201,031
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,114,905)               261,345
Net assets, beginning                                                      2,217,902              1,956,557
                                                                --------------------   --------------------
Net assets, ending                                              $          1,102,997   $          2,217,902
                                                                ====================   ====================

Units sold                                                                   272,549                832,596
Units redeemed                                                              (896,434)              (711,755)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (623,885)               120,841
Units outstanding, beginning                                               1,284,172              1,163,331
                                                                --------------------   --------------------
Units outstanding, ending                                                    660,287              1,284,172
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,467,150
Cost of units redeemed/account charges                                                           (3,879,580)
Net investment income (loss)                                                                         91,852
Net realized gain (loss)                                                                            (19,114)
Realized gain distributions                                                                         593,523
Net change in unrealized appreciation (depreciation)                                               (150,834)
                                                                                       --------------------
Net assets                                                                             $          1,102,997
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.67               604   $         1,007              1.25%             -3.3%
12/31/2014                        1.73             1,192             2,057              1.25%              2.6%
12/31/2013                        1.68             1,163             1,957              1.25%             10.5%
12/31/2012                        1.52               981             1,493              1.25%             11.1%
12/31/2011                        1.37             1,216             1,666              1.25%             -3.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.70                56   $            96              1.00%             -3.1%
12/31/2014                        1.75                92               161              1.00%              2.8%
12/31/2013                        1.70                 0                 0              1.00%             10.8%
12/31/2012                        1.54                 0                 0              1.00%             11.3%
12/31/2011                        1.38                 0                 0              1.00%             -3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.75%             -2.8%
12/31/2014                        1.78                 0                 0              0.75%              3.1%
12/31/2013                        1.72                 0                 0              0.75%             11.1%
12/31/2012                        1.55                 0                 0              0.75%             11.6%
12/31/2011                        1.39                 0                 0              0.75%             -3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              0.50%             -2.6%
12/31/2014                        1.81                 0                 0              0.50%              3.4%
12/31/2013                        1.75                 0                 0              0.50%             11.3%
12/31/2012                        1.57                 0                 0              0.50%             11.9%
12/31/2011                        1.40                 0                 0              0.50%             -3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.25%             -2.3%
12/31/2014                        1.83                 0                 0              0.25%              3.6%
12/31/2013                        1.77                 0                 0              0.25%             11.6%
12/31/2012                        1.58                 0                 0              0.25%             12.2%
12/31/2011                        1.41                 0                 0              0.25%             -2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.00%             -2.1%
12/31/2014                        1.86                 0                 0              0.00%              3.9%
12/31/2013                        1.79                 0                 0              0.00%             11.9%
12/31/2012                        1.60                 0                 0              0.00%             12.5%
12/31/2011                        1.42                 0                 0              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               2.0%
                2013               1.9%
                2012               2.1%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R1 CLASS - 782478259

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,760,891   $     4,222,683           534,479
                                                                         ===============   ===============
Receivables: investments sold                                  322,532
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     4,083,423
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,083,423         2,295,559   $          1.78
Band 100                                                             0                 0              1.81
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.91
Band 0                                                               0                 0              1.94
                                                       ---------------   ---------------
 Total                                                 $     4,083,423         2,295,559
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       115,918
Mortality & expense charges                                                                        (71,630)
                                                                                           ---------------
Net investment income (loss)                                                                        44,288
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,064,697)
Realized gain distributions                                                                        256,188
Net change in unrealized appreciation (depreciation)                                               678,125
                                                                                           ---------------
Net gain (loss)                                                                                   (130,384)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (86,096)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,288   $             56,896
Net realized gain (loss)                                                  (1,064,697)             1,193,556
Realized gain distributions                                                  256,188              2,133,534
Net change in unrealized appreciation (depreciation)                         678,125             (3,198,073)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (86,096)               185,913
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,185,361              2,454,032
Cost of units redeemed                                                    (5,168,405)            (5,596,956)
Account charges                                                               (3,562)                (3,147)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,986,606)            (3,146,071)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,072,702)            (2,960,158)
Net assets, beginning                                                      7,156,125             10,116,283
                                                                --------------------   --------------------
Net assets, ending                                              $          4,083,423   $          7,156,125
                                                                ====================   ====================

Units sold                                                                 1,239,533              1,337,702
Units redeemed                                                            (2,830,220)            (3,096,656)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,590,687)            (1,758,954)
Units outstanding, beginning                                               3,886,246              5,645,200
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,295,559              3,886,246
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         20,418,744
Cost of units redeemed/account charges                                                          (21,302,670)
Net investment income (loss)                                                                        674,042
Net realized gain (loss)                                                                          2,365,377
Realized gain distributions                                                                       2,389,722
Net change in unrealized appreciation (depreciation)                                               (461,792)
                                                                                       --------------------
Net assets                                                                             $          4,083,423
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78             2,296   $         4,083              1.25%             -3.4%
12/31/2014                        1.84             3,886             7,156              1.25%              2.8%
12/31/2013                        1.79             5,645            10,116              1.25%             15.0%
12/31/2012                        1.56             8,077            12,584              1.25%             12.6%
12/31/2011                        1.38             8,427            11,659              1.25%             -5.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              1.00%             -3.2%
12/31/2014                        1.87                 0                 0              1.00%              3.0%
12/31/2013                        1.81                 0                 0              1.00%             15.3%
12/31/2012                        1.57                 0                 0              1.00%             12.9%
12/31/2011                        1.39                 0                 0              1.00%             -5.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -2.9%
12/31/2014                        1.90                 0                 0              0.75%              3.3%
12/31/2013                        1.84                 0                 0              0.75%             15.6%
12/31/2012                        1.59                 0                 0              0.75%             13.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%             -2.7%
12/31/2014                        1.93                 0                 0              0.50%              3.5%
12/31/2013                        1.86                 0                 0              0.50%             15.9%
12/31/2012                        1.61                 0                 0              0.50%             13.5%
12/31/2011                        1.42                 0                 0              0.50%             -4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              0.25%             -2.4%
12/31/2014                        1.96                 0                 0              0.25%              3.8%
12/31/2013                        1.88                 0                 0              0.25%             16.2%
12/31/2012                        1.62                 0                 0              0.25%             13.7%
12/31/2011                        1.43                 0                 0              0.25%             -4.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.00%             -2.2%
12/31/2014                        1.99                 0                 0              0.00%              4.0%
12/31/2013                        1.91                 0                 0              0.00%             16.5%
12/31/2012                        1.64                 0                 0              0.00%             14.0%
12/31/2011                        1.44                 0                 0              0.00%             -4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               2.0%
                2013               2.2%
                2012               2.3%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2030 STRATEGY FUND R5 CLASS - 78249R537

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,137,315   $     2,619,149           279,866
                                                                         ===============   ===============
Receivables: investments sold                                      866
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,138,181
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,977,126         1,515,254   $          1.30
Band 100                                                       161,055           120,127              1.34
Band 75                                                              0                 0              1.38
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.45
Band 0                                                               0                 0              1.49
                                                       ---------------   ---------------
 Total                                                 $     2,138,181         1,635,381
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        46,497
Mortality & expense charges                                                                        (34,600)
                                                                                           ---------------
Net investment income (loss)                                                                        11,897
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (333,627)
Realized gain distributions                                                                        142,919
Net change in unrealized appreciation (depreciation)                                               100,961
                                                                                           ---------------
Net gain (loss)                                                                                    (89,747)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (77,850)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,897   $             16,452
Net realized gain (loss)                                                    (333,627)               323,944
Realized gain distributions                                                  142,919              1,166,942
Net change in unrealized appreciation (depreciation)                         100,961             (1,407,594)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (77,850)                99,744
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     537,048              1,130,692
Cost of units redeemed                                                    (2,232,520)            (1,663,980)
Account charges                                                                 (668)                (2,122)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,696,140)              (535,410)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,773,990)              (435,666)
Net assets, beginning                                                      3,912,171              4,347,837
                                                                --------------------   --------------------
Net assets, ending                                              $          2,138,181   $          3,912,171
                                                                ====================   ====================

Units sold                                                                   399,030                974,376
Units redeemed                                                            (1,641,174)            (1,372,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,242,144)              (398,320)
Units outstanding, beginning                                               2,877,525              3,275,845
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,635,381              2,877,525
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,173,034
Cost of units redeemed/account charges                                                          (13,950,429)
Net investment income (loss)                                                                        215,834
Net realized gain (loss)                                                                            841,533
Realized gain distributions                                                                       1,340,043
Net change in unrealized appreciation (depreciation)                                               (481,834)
                                                                                       --------------------
Net assets                                                                             $          2,138,181
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30             1,515   $         1,977              1.25%             -3.9%
12/31/2014                        1.36             2,750             3,734              1.25%              2.3%
12/31/2013                        1.33             3,276             4,348              1.25%             14.4%
12/31/2012                        1.16             3,648             4,230              1.25%             11.9%
12/31/2011                        1.04             5,267             5,457              1.25%             -6.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34               120   $           161              1.00%             -3.7%
12/31/2014                        1.39               128               178              1.00%              2.6%
12/31/2013                        1.36                 0                 0              1.00%             14.7%
12/31/2012                        1.18                 0                 0              1.00%             12.2%
12/31/2011                        1.05                 0                 0              1.00%             -5.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.75%             -3.4%
12/31/2014                        1.43                 0                 0              0.75%              2.8%
12/31/2013                        1.39                 0                 0              0.75%             15.0%
12/31/2012                        1.21                 0                 0              0.75%             12.5%
12/31/2011                        1.07                 0                 0              0.75%             -5.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%             -3.2%
12/31/2014                        1.46                 0                 0              0.50%              3.1%
12/31/2013                        1.42                 0                 0              0.50%             15.3%
12/31/2012                        1.23                 0                 0              0.50%             12.8%
12/31/2011                        1.09                 0                 0              0.50%             -5.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%             -3.0%
12/31/2014                        1.50                 0                 0              0.25%              3.4%
12/31/2013                        1.45                 0                 0              0.25%             15.6%
12/31/2012                        1.25                 0                 0              0.25%             13.1%
12/31/2011                        1.11                 0                 0              0.25%             -5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.00%             -2.7%
12/31/2014                        1.54                 0                 0              0.00%              3.6%
12/31/2013                        1.48                 0                 0              0.00%             15.9%
12/31/2012                        1.28                 0                 0              0.00%             13.3%
12/31/2011                        1.13                 0                 0              0.00%             -4.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.6%
                2013               1.9%
                2012               1.5%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R1 CLASS - 782494744

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,168,085   $     1,259,011           144,647
                                                                         ===============   ===============
Receivables: investments sold                                      665
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,168,750
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,168,750           637,848   $          1.83
Band 100                                                             0                 0              1.86
Band 75                                                              0                 0              1.90
Band 50                                                              0                 0              1.93
Band 25                                                              0                 0              1.97
Band 0                                                               0                 0              2.00
                                                       ---------------   ---------------
 Total                                                 $     1,168,750           637,848
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        29,838
Mortality & expense charges                                                                        (18,575)
                                                                                           ---------------
Net investment income (loss)                                                                        11,263
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (357,521)
Realized gain distributions                                                                         40,234
Net change in unrealized appreciation (depreciation)                                               279,929
                                                                                           ---------------
Net gain (loss)                                                                                    (37,358)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (26,095)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,263   $             17,097
Net realized gain (loss)                                                    (357,521)                62,313
Realized gain distributions                                                   40,234                366,407
Net change in unrealized appreciation (depreciation)                         279,929               (450,790)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (26,095)                (4,973)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,031,799              1,406,732
Cost of units redeemed                                                    (1,556,378)              (791,709)
Account charges                                                               (2,728)                (1,553)
                                                                --------------------   --------------------
Increase (decrease)                                                         (527,307)               613,470
                                                                --------------------   --------------------
Net increase (decrease)                                                     (553,402)               608,497
Net assets, beginning                                                      1,722,152              1,113,655
                                                                --------------------   --------------------
Net assets, ending                                              $          1,168,750   $          1,722,152
                                                                ====================   ====================

Units sold                                                                   570,094                739,977
Units redeemed                                                              (833,444)              (435,230)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (263,350)               304,747
Units outstanding, beginning                                                 901,198                596,451
                                                                --------------------   --------------------
Units outstanding, ending                                                    637,848                901,198
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,867,072
Cost of units redeemed/account charges                                                           (4,068,555)
Net investment income (loss)                                                                         75,724
Net realized gain (loss)                                                                            (88,325)
Realized gain distributions                                                                         473,760
Net change in unrealized appreciation (depreciation)                                                (90,926)
                                                                                       --------------------
Net assets                                                                             $          1,168,750
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83               638   $         1,169              1.25%             -4.1%
12/31/2014                        1.91               901             1,722              1.25%              2.3%
12/31/2013                        1.87               596             1,114              1.25%             19.3%
12/31/2012                        1.57               860             1,346              1.25%             13.7%
12/31/2011                        1.38             1,064             1,466              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              1.00%             -3.9%
12/31/2014                        1.94                 0                 0              1.00%              2.6%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             13.9%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.75%             -3.6%
12/31/2014                        1.97                 0                 0              0.75%              2.9%
12/31/2013                        1.91                 0                 0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.50%             -3.4%
12/31/2014                        2.00                 0                 0              0.50%              3.1%
12/31/2013                        1.94                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.97                 0   $             0              0.25%             -3.2%
12/31/2014                        2.03                 0                 0              0.25%              3.4%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.00%             -2.9%
12/31/2014                        2.06                 0                 0              0.00%              3.6%
12/31/2013                        1.99                 0                 0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.1%
                2014               2.2%
                2013               2.3%
                2012               1.8%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2035 STRATEGY FUND R5 CLASS - 78249R511

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       706,170   $       812,548            87,378
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (152)
                                                       ---------------
Net assets                                             $       706,018
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       580,633           328,216   $          1.77
Band 100                                                       125,385            69,642              1.80
Band 75                                                              0                 0              1.83
Band 50                                                              0                 0              1.86
Band 25                                                              0                 0              1.90
Band 0                                                               0                 0              1.93
                                                       ---------------   ---------------
 Total                                                 $       706,018           397,858
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,773
Mortality & expense charges                                                                        (13,736)
                                                                                           ---------------
Net investment income (loss)                                                                            37
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (159,524)
Realized gain distributions                                                                         24,316
Net change in unrealized appreciation (depreciation)                                               104,354
                                                                                           ---------------
Net gain (loss)                                                                                    (30,854)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (30,817)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 37   $              3,387
Net realized gain (loss)                                                    (159,524)                93,070
Realized gain distributions                                                   24,316                297,566
Net change in unrealized appreciation (depreciation)                         104,354               (366,115)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (30,817)                27,908
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     320,724                768,908
Cost of units redeemed                                                      (990,650)              (679,892)
Account charges                                                                 (621)                  (872)
                                                                --------------------   --------------------
Increase (decrease)                                                         (670,547)                88,144
                                                                --------------------   --------------------
Net increase (decrease)                                                     (701,364)               116,052
Net assets, beginning                                                      1,407,382              1,291,330
                                                                --------------------   --------------------
Net assets, ending                                              $            706,018   $          1,407,382
                                                                ====================   ====================

Units sold                                                                   173,211                479,737
Units redeemed                                                              (533,846)              (430,911)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (360,635)                48,826
Units outstanding, beginning                                                 758,493                709,667
                                                                --------------------   --------------------
Units outstanding, ending                                                    397,858                758,493
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,069,368
Cost of units redeemed/account charges                                                           (2,782,851)
Net investment income (loss)                                                                         30,852
Net realized gain (loss)                                                                            111,239
Realized gain distributions                                                                         383,788
Net change in unrealized appreciation (depreciation)                                               (106,378)
                                                                                       --------------------
Net assets                                                                             $            706,018
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77               328   $           581              1.25%             -4.5%
12/31/2014                        1.85               688             1,275              1.25%              1.8%
12/31/2013                        1.82               710             1,291              1.25%             18.7%
12/31/2012                        1.53               706             1,082              1.25%             13.1%
12/31/2011                        1.36               754             1,021              1.25%             -6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                70   $           125              1.00%             -4.3%
12/31/2014                        1.88                70               133              1.00%              2.1%
12/31/2013                        1.84                 0                 0              1.00%             19.0%
12/31/2012                        1.55                 0                 0              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.75%             -4.0%
12/31/2014                        1.91                 0                 0              0.75%              2.3%
12/31/2013                        1.87                 0                 0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.50%             -3.8%
12/31/2014                        1.94                 0                 0              0.50%              2.6%
12/31/2013                        1.89                 0                 0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.25%             -3.6%
12/31/2014                        1.97                 0                 0              0.25%              2.9%
12/31/2013                        1.91                 0                 0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.00%             -3.3%
12/31/2014                        2.00                 0                 0              0.00%              3.1%
12/31/2013                        1.94                 0                 0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.5%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.6%
                2013               2.2%
                2012               1.4%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R1 CLASS - 782478234

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,877,194   $     3,295,296           440,585
                                                                         ===============   ===============
Receivables: investments sold                                  321,459
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,198,653
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,198,653         1,757,213   $          1.82
Band 100                                                             0                 0              1.85
Band 75                                                              0                 0              1.89
Band 50                                                              0                 0              1.92
Band 25                                                              0                 0              1.95
Band 0                                                               0                 0              1.99
                                                       ---------------   ---------------
 Total                                                 $     3,198,653         1,757,213
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        77,054
Mortality & expense charges                                                                        (62,190)
                                                                                           ---------------
Net investment income (loss)                                                                        14,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        (1,055,649)
Realized gain distributions                                                                        280,019
Net change in unrealized appreciation (depreciation)                                               695,771
                                                                                           ---------------
Net gain (loss)                                                                                    (79,859)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (64,995)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             14,864   $             36,289
Net realized gain (loss)                                                  (1,055,649)               864,585
Realized gain distributions                                                  280,019              2,103,705
Net change in unrealized appreciation (depreciation)                         695,771             (2,888,000)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (64,995)               116,579
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,483,053              1,834,978
Cost of units redeemed                                                    (6,304,274)            (4,055,662)
Account charges                                                               (2,102)                (2,757)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,823,323)            (2,223,441)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,888,318)            (2,106,862)
Net assets, beginning                                                      6,086,971              8,193,833
                                                                --------------------   --------------------
Net assets, ending                                              $          3,198,653   $          6,086,971
                                                                ====================   ====================

Units sold                                                                 1,868,050                977,895
Units redeemed                                                            (3,306,456)            (2,181,028)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,438,406)            (1,203,133)
Units outstanding, beginning                                               3,195,619              4,398,752
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,757,213              3,195,619
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,944,765
Cost of units redeemed/account charges                                                          (20,037,998)
Net investment income (loss)                                                                        457,337
Net realized gain (loss)                                                                          1,868,927
Realized gain distributions                                                                       2,383,724
Net change in unrealized appreciation (depreciation)                                               (418,102)
                                                                                       --------------------
Net assets                                                                             $          3,198,653
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82             1,757   $         3,199              1.25%             -4.4%
12/31/2014                        1.90             3,196             6,087              1.25%              2.3%
12/31/2013                        1.86             4,399             8,194              1.25%             19.3%
12/31/2012                        1.56             6,816            10,645              1.25%             13.7%
12/31/2011                        1.37             6,860             9,425              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              1.00%             -4.2%
12/31/2014                        1.93                 0                 0              1.00%              2.5%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.38                 0                 0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.75%             -4.0%
12/31/2014                        1.96                 0                 0              0.75%              2.8%
12/31/2013                        1.91                 0                 0              0.75%             19.9%
12/31/2012                        1.59                 0                 0              0.75%             14.3%
12/31/2011                        1.39                 0                 0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.50%             -3.7%
12/31/2014                        1.99                 0                 0              0.50%              3.0%
12/31/2013                        1.93                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95                 0   $             0              0.25%             -3.5%
12/31/2014                        2.02                 0                 0              0.25%              3.3%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.00%             -3.2%
12/31/2014                        2.05                 0                 0              0.00%              3.5%
12/31/2013                        1.98                 0                 0              0.00%             20.8%
12/31/2012                        1.64                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.9%
                2013               2.3%
                2012               2.0%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2040 STRATEGY FUND R5 CLASS - 78249R487

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,915,112   $     2,508,719           264,459
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (426)
                                                       ---------------
Net assets                                             $     1,914,686
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,714,093         1,277,377   $          1.34
Band 100                                                       200,593           145,497              1.38
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.50
Band 0                                                               0                 0              1.54
                                                       ---------------   ---------------
 Total                                                 $     1,914,686         1,422,874
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        32,471
Mortality & expense charges                                                                        (26,023)
                                                                                           ---------------
Net investment income (loss)                                                                         6,448
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (177,113)
Realized gain distributions                                                                        181,834
Net change in unrealized appreciation (depreciation)                                              (103,982)
                                                                                           ---------------
Net gain (loss)                                                                                    (99,261)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (92,813)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,448   $              4,642
Net realized gain (loss)                                                    (177,113)               310,615
Realized gain distributions                                                  181,834                964,204
Net change in unrealized appreciation (depreciation)                        (103,982)            (1,217,673)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (92,813)                61,788
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     318,432                818,327
Cost of units redeemed                                                    (1,133,424)            (1,417,051)
Account charges                                                                 (599)                (2,290)
                                                                --------------------   --------------------
Increase (decrease)                                                         (815,591)              (601,014)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (908,404)              (539,226)
Net assets, beginning                                                      2,823,090              3,362,316
                                                                --------------------   --------------------
Net assets, ending                                              $          1,914,686   $          2,823,090
                                                                ====================   ====================

Units sold                                                                   229,664                704,364
Units redeemed                                                              (804,998)            (1,129,319)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (575,334)              (424,955)
Units outstanding, beginning                                               1,998,208              2,423,163
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,422,874              1,998,208
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         10,789,821
Cost of units redeemed/account charges                                                          (10,306,861)
Net investment income (loss)                                                                        135,958
Net realized gain (loss)                                                                            709,177
Realized gain distributions                                                                       1,180,198
Net change in unrealized appreciation (depreciation)                                               (593,607)
                                                                                       --------------------
Net assets                                                                             $          1,914,686
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 3/1/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34             1,277   $         1,714              1.25%             -4.8%
12/31/2014                        1.41             1,846             2,603              1.25%              1.6%
12/31/2013                        1.39             2,423             3,362              1.25%             18.7%
12/31/2012                        1.17             2,893             3,383              1.25%             13.1%
12/31/2011                        1.03             4,072             4,207              1.25%             -6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38               145   $           201              1.00%             -4.6%
12/31/2014                        1.45               152               220              1.00%              1.9%
12/31/2013                        1.42                 0                 0              1.00%             19.0%
12/31/2012                        1.19                 4                 5              1.00%             13.4%
12/31/2011                        1.05                 1                 1              1.00%             -6.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%             -4.4%
12/31/2014                        1.48                 0                 0              0.75%              2.1%
12/31/2013                        1.45                 0                 0              0.75%             19.3%
12/31/2012                        1.22                 0                 0              0.75%             13.7%
12/31/2011                        1.07                 0                 0              0.75%             -6.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%             -4.1%
12/31/2014                        1.52                 0                 0              0.50%              2.4%
12/31/2013                        1.48                 0                 0              0.50%             19.6%
12/31/2012                        1.24                 0                 0              0.50%             14.0%
12/31/2011                        1.09                 0                 0              0.50%             -6.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.25%             -3.9%
12/31/2014                        1.56                 0                 0              0.25%              2.6%
12/31/2013                        1.52                 0                 0              0.25%             19.9%
12/31/2012                        1.26                 0                 0              0.25%             14.3%
12/31/2011                        1.11                 0                 0              0.25%             -5.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.00%             -3.6%
12/31/2014                        1.59                 0                 0              0.00%              2.9%
12/31/2013                        1.55                 0                 0              0.00%             20.2%
12/31/2012                        1.29                 0                 0              0.00%             14.6%
12/31/2011                        1.13                 0                 0              0.00%             -5.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.4%
                2013               2.0%
                2012               1.2%
                2011               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R1 CLASS - 782494710

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       588,423   $       663,481            74,062
                                                                         ===============   ===============
Receivables: investments sold                                      372
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       588,795
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       588,795           322,468   $          1.83
Band 100                                                             0                 0              1.86
Band 75                                                              0                 0              1.89
Band 50                                                              0                 0              1.92
Band 25                                                              0                 0              1.96
Band 0                                                               0                 0              1.99
                                                       ---------------   ---------------
 Total                                                 $       588,795           322,468
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,056
Mortality & expense charges                                                                        (12,292)
                                                                                           ---------------
Net investment income (loss)                                                                         2,764
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (196,055)
Realized gain distributions                                                                         14,078
Net change in unrealized appreciation (depreciation)                                               154,392
                                                                                           ---------------
Net gain (loss)                                                                                    (27,585)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (24,821)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,764   $              8,997
Net realized gain (loss)                                                    (196,055)                50,918
Realized gain distributions                                                   14,078                234,498
Net change in unrealized appreciation (depreciation)                         154,392               (293,263)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (24,821)                 1,150
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     343,818                844,100
Cost of units redeemed                                                      (799,081)              (607,207)
Account charges                                                               (1,910)                (1,257)
                                                                --------------------   --------------------
Increase (decrease)                                                         (457,173)               235,636
                                                                --------------------   --------------------
Net increase (decrease)                                                     (481,994)               236,786
Net assets, beginning                                                      1,070,789                834,003
                                                                --------------------   --------------------
Net assets, ending                                              $            588,795   $          1,070,789
                                                                ====================   ====================

Units sold                                                                   225,258                442,374
Units redeemed                                                              (463,006)              (328,478)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (237,748)               113,896
Units outstanding, beginning                                                 560,216                446,320
                                                                --------------------   --------------------
Units outstanding, ending                                                    322,468                560,216
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,152,421
Cost of units redeemed/account charges                                                           (2,864,982)
Net investment income (loss)                                                                         43,553
Net realized gain (loss)                                                                              8,220
Realized gain distributions                                                                         324,641
Net change in unrealized appreciation (depreciation)                                                (75,058)
                                                                                       --------------------
Net assets                                                                             $            588,795
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83               322   $           589              1.25%             -4.5%
12/31/2014                        1.91               560             1,071              1.25%              2.3%
12/31/2013                        1.87               446               834              1.25%             19.2%
12/31/2012                        1.57               818             1,283              1.25%             13.8%
12/31/2011                        1.38               698               962              1.25%             -6.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              1.00%             -4.2%
12/31/2014                        1.94                 0                 0              1.00%              2.5%
12/31/2013                        1.89                 0                 0              1.00%             19.5%
12/31/2012                        1.58                 0                 0              1.00%             14.1%
12/31/2011                        1.39                 0                 0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.75%             -4.0%
12/31/2014                        1.97                 0                 0              0.75%              2.8%
12/31/2013                        1.92                 0                 0              0.75%             19.8%
12/31/2012                        1.60                 0                 0              0.75%             14.4%
12/31/2011                        1.40                 0                 0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.50%             -3.8%
12/31/2014                        2.00                 0                 0              0.50%              3.1%
12/31/2013                        1.94                 0                 0              0.50%             20.1%
12/31/2012                        1.62                 0                 0              0.50%             14.7%
12/31/2011                        1.41                 0                 0              0.50%             -5.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%             -3.5%
12/31/2014                        2.03                 0                 0              0.25%              3.3%
12/31/2013                        1.97                 0                 0              0.25%             20.4%
12/31/2012                        1.63                 0                 0              0.25%             14.9%
12/31/2011                        1.42                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.00%             -3.3%
12/31/2014                        2.06                 0                 0              0.00%              3.6%
12/31/2013                        1.99                 0                 0              0.00%             20.7%
12/31/2012                        1.65                 0                 0              0.00%             15.2%
12/31/2011                        1.43                 0                 0              0.00%             -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               2.1%
                2013               2.0%
                2012               2.1%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2045 STRATEGY FUND R5 CLASS - 78249R461

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       332,263   $       388,107            41,913
                                                                         ===============   ===============
Receivables: investments sold                                      109
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       332,372
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       319,124           181,151   $          1.76
Band 100                                                        13,248             7,389              1.79
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.86
Band 25                                                              0                 0              1.89
Band 0                                                               0                 0              1.92
                                                       ---------------   ---------------
 Total                                                 $       332,372           188,540
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,692
Mortality & expense charges                                                                         (4,508)
                                                                                           ---------------
Net investment income (loss)                                                                         1,184
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (34,256)
Realized gain distributions                                                                          7,977
Net change in unrealized appreciation (depreciation)                                                 9,932
                                                                                           ---------------
Net gain (loss)                                                                                    (16,347)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (15,163)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,184   $                949
Net realized gain (loss)                                                     (34,256)                36,617
Realized gain distributions                                                    7,977                 79,616
Net change in unrealized appreciation (depreciation)                           9,932               (110,480)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (15,163)                 6,702
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     175,047                269,058
Cost of units redeemed                                                      (195,226)              (261,285)
Account charges                                                                 (227)                  (358)
                                                                --------------------   --------------------
Increase (decrease)                                                          (20,406)                 7,415
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,569)                14,117
Net assets, beginning                                                        367,941                353,824
                                                                --------------------   --------------------
Net assets, ending                                              $            332,372   $            367,941
                                                                ====================   ====================

Units sold                                                                    96,040                151,989
Units redeemed                                                              (106,116)              (147,720)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,076)                 4,269
Units outstanding, beginning                                                 198,616                194,347
                                                                --------------------   --------------------
Units outstanding, ending                                                    188,540                198,616
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,276,728
Cost of units redeemed/account charges                                                           (1,064,960)
Net investment income (loss)                                                                          9,624
Net realized gain (loss)                                                                             51,733
Realized gain distributions                                                                         115,091
Net change in unrealized appreciation (depreciation)                                                (55,844)
                                                                                       --------------------
Net assets                                                                             $            332,372
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76               181   $           319              1.25%             -4.9%
12/31/2014                        1.85               191               354              1.25%              1.7%
12/31/2013                        1.82               194               354              1.25%             18.6%
12/31/2012                        1.53               192               295              1.25%             13.2%
12/31/2011                        1.36               304               411              1.25%             -6.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 7   $            13              1.00%             -4.6%
12/31/2014                        1.88                 7                14              1.00%              2.0%
12/31/2013                        1.84                 0                 0              1.00%             18.9%
12/31/2012                        1.55                 0                 0              1.00%             13.5%
12/31/2011                        1.37                 0                 0              1.00%             -6.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -4.4%
12/31/2014                        1.91                 0                 0              0.75%              2.2%
12/31/2013                        1.87                 0                 0              0.75%             19.2%
12/31/2012                        1.57                 0                 0              0.75%             13.8%
12/31/2011                        1.38                 0                 0              0.75%             -6.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.50%             -4.1%
12/31/2014                        1.94                 0                 0              0.50%              2.5%
12/31/2013                        1.89                 0                 0              0.50%             19.5%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -6.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%             -3.9%
12/31/2014                        1.97                 0                 0              0.25%              2.7%
12/31/2013                        1.91                 0                 0              0.25%             19.8%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.00%             -3.7%
12/31/2014                        2.00                 0                 0              0.00%              3.0%
12/31/2013                        1.94                 0                 0              0.00%             20.1%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.6%
                2013               2.2%
                2012               1.2%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R1 CLASS - 782494678

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       648,955   $       708,630           112,383
                                                                         ===============   ===============
Receivables: investments sold                                      619
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       649,574
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       649,574           356,080   $          1.82
Band 100                                                             0                 0              1.86
Band 75                                                              0                 0              1.89
Band 50                                                              0                 0              1.92
Band 25                                                              0                 0              1.96
Band 0                                                               0                 0              1.99
                                                       ---------------   ---------------
 Total                                                 $       649,574           356,080
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,514
Mortality & expense charges                                                                        (10,785)
                                                                                           ---------------
Net investment income (loss)                                                                         4,729
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (261,191)
Realized gain distributions                                                                         29,045
Net change in unrealized appreciation (depreciation)                                               209,959
                                                                                           ---------------
Net gain (loss)                                                                                    (22,187)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (17,458)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,729   $              6,216
Net realized gain (loss)                                                    (261,191)                82,423
Realized gain distributions                                                   29,045                310,339
Net change in unrealized appreciation (depreciation)                         209,959               (385,742)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (17,458)                13,236
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     670,700                583,997
Cost of units redeemed                                                      (962,570)              (764,275)
Account charges                                                               (1,500)                (1,334)
                                                                --------------------   --------------------
Increase (decrease)                                                         (293,370)              (181,612)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (310,828)              (168,376)
Net assets, beginning                                                        960,402              1,128,778
                                                                --------------------   --------------------
Net assets, ending                                              $            649,574   $            960,402
                                                                ====================   ====================

Units sold                                                                   368,851                323,617
Units redeemed                                                              (516,057)              (424,791)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (147,206)              (101,174)
Units outstanding, beginning                                                 503,286                604,460
                                                                --------------------   --------------------
Units outstanding, ending                                                    356,080                503,286
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,403,962
Cost of units redeemed/account charges                                                           (3,102,989)
Net investment income (loss)                                                                         50,997
Net realized gain (loss)                                                                           (219,708)
Realized gain distributions                                                                         576,987
Net change in unrealized appreciation (depreciation)                                                (59,675)
                                                                                       --------------------
Net assets                                                                             $            649,574
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82               356   $           650              1.25%             -4.4%
12/31/2014                        1.91               503               960              1.25%              2.2%
12/31/2013                        1.87               604             1,129              1.25%             19.3%
12/31/2012                        1.57               826             1,293              1.25%             13.7%
12/31/2011                        1.38               791             1,090              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              1.00%             -4.2%
12/31/2014                        1.94                 0                 0              1.00%              2.4%
12/31/2013                        1.89                 0                 0              1.00%             19.6%
12/31/2012                        1.58                 0                 0              1.00%             14.0%
12/31/2011                        1.39                 0                 0              1.00%             -6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.75%             -3.9%
12/31/2014                        1.97                 0                 0              0.75%              2.7%
12/31/2013                        1.92                 0                 0              0.75%             19.9%
12/31/2012                        1.60                 0                 0              0.75%             14.2%
12/31/2011                        1.40                 0                 0              0.75%             -5.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.50%             -3.7%
12/31/2014                        2.00                 0                 0              0.50%              3.0%
12/31/2013                        1.94                 0                 0              0.50%             20.2%
12/31/2012                        1.61                 0                 0              0.50%             14.5%
12/31/2011                        1.41                 0                 0              0.50%             -5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%             -3.4%
12/31/2014                        2.03                 0                 0              0.25%              3.2%
12/31/2013                        1.96                 0                 0              0.25%             20.5%
12/31/2012                        1.63                 0                 0              0.25%             14.8%
12/31/2011                        1.42                 0                 0              0.25%             -5.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99                 0   $             0              0.00%             -3.2%
12/31/2014                        2.06                 0                 0              0.00%              3.5%
12/31/2013                        1.99                 0                 0              0.00%             20.8%
12/31/2012                        1.65                 0                 0              0.00%             15.1%
12/31/2011                        1.43                 0                 0              0.00%             -5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               1.9%
                2013               2.4%
                2012               2.0%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2050 STRATEGY FUND R5 CLASS - 78249R446

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       459,448   $       585,023            79,540
                                                                         ===============   ===============
Receivables: investments sold                                      295
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       459,743
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       430,066           244,329   $          1.76
Band 100                                                        29,677            16,566              1.79
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.86
Band 25                                                              0                 0              1.89
Band 0                                                               0                 0              1.92
                                                       ---------------   ---------------
 Total                                                 $       459,743           260,895
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,700
Mortality & expense charges                                                                         (5,624)
                                                                                           ---------------
Net investment income (loss)                                                                         2,076
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (36,269)
Realized gain distributions                                                                         20,449
Net change in unrealized appreciation (depreciation)                                                (9,778)
                                                                                           ---------------
Net gain (loss)                                                                                    (25,598)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,522)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,076   $                955
Net realized gain (loss)                                                     (36,269)                40,343
Realized gain distributions                                                   20,449                128,612
Net change in unrealized appreciation (depreciation)                          (9,778)              (163,641)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,522)                 6,269
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     194,194                309,614
Cost of units redeemed                                                      (117,391)              (287,837)
Account charges                                                                  (87)                  (520)
                                                                --------------------   --------------------
Increase (decrease)                                                           76,716                 21,257
                                                                --------------------   --------------------
Net increase (decrease)                                                       53,194                 27,526
Net assets, beginning                                                        406,549                379,023
                                                                --------------------   --------------------
Net assets, ending                                              $            459,743   $            406,549
                                                                ====================   ====================

Units sold                                                                   108,907                174,584
Units redeemed                                                               (67,384)              (163,412)
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,523                 11,172
Units outstanding, beginning                                                 219,372                208,200
                                                                --------------------   --------------------
Units outstanding, ending                                                    260,895                219,372
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,083,716
Cost of units redeemed/account charges                                                             (708,193)
Net investment income (loss)                                                                          9,098
Net realized gain (loss)                                                                            (31,749)
Realized gain distributions                                                                         232,446
Net change in unrealized appreciation (depreciation)                                               (125,575)
                                                                                       --------------------
Net assets                                                                             $            459,743
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76               244   $           430              1.25%             -4.9%
12/31/2014                        1.85               203               376              1.25%              1.7%
12/31/2013                        1.82               206               375              1.25%             18.7%
12/31/2012                        1.53               205               314              1.25%             13.1%
12/31/2011                        1.36               288               391              1.25%             -6.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                17   $            30              1.00%             -4.7%
12/31/2014                        1.88                16                31              1.00%              2.0%
12/31/2013                        1.84                 2                 4              1.00%             19.0%
12/31/2012                        1.55                 2                 3              1.00%             13.4%
12/31/2011                        1.37                 0                 0              1.00%             -6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -4.4%
12/31/2014                        1.91                 0                 0              0.75%              2.2%
12/31/2013                        1.87                 0                 0              0.75%             19.3%
12/31/2012                        1.56                 0                 0              0.75%             13.7%
12/31/2011                        1.38                 0                 0              0.75%             -6.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.86                 0   $             0              0.50%             -4.2%
12/31/2014                        1.94                 0                 0              0.50%              2.5%
12/31/2013                        1.89                 0                 0              0.50%             19.6%
12/31/2012                        1.58                 0                 0              0.50%             14.0%
12/31/2011                        1.39                 0                 0              0.50%             -5.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%             -4.0%
12/31/2014                        1.97                 0                 0              0.25%              2.7%
12/31/2013                        1.91                 0                 0              0.25%             19.9%
12/31/2012                        1.60                 0                 0              0.25%             14.3%
12/31/2011                        1.40                 0                 0              0.25%             -5.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.00%             -3.7%
12/31/2014                        2.00                 0                 0              0.00%              3.0%
12/31/2013                        1.94                 0                 0              0.00%             20.2%
12/31/2012                        1.61                 0                 0              0.00%             14.6%
12/31/2011                        1.41                 0                 0              0.00%             -5.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.6%
                2013               2.2%
                2012               1.2%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R1 CLASS - 782494173

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        84,958   $        88,659             8,147
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (61)
                                                       ---------------
Net assets                                             $        84,897
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        84,897            63,279   $          1.34
Band 100                                                             0                 0              1.36
Band 75                                                              0                 0              1.37
Band 50                                                              0                 0              1.38
Band 25                                                              0                 0              1.40
Band 0                                                               0                 0              1.41
                                                       ---------------   ---------------
 Total                                                 $        84,897            63,279
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,847
Mortality & expense charges                                                                         (1,114)
                                                                                           ---------------
Net investment income (loss)                                                                           733
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (7,963)
Realized gain distributions                                                                          1,200
Net change in unrealized appreciation (depreciation)                                                 6,057
                                                                                           ---------------
Net gain (loss)                                                                                       (706)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $            27
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                733   $                639
Net realized gain (loss)                                                      (7,963)                 2,087
Realized gain distributions                                                    1,200                  7,864
Net change in unrealized appreciation (depreciation)                           6,057                (11,384)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                 27                   (794)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     526,403                120,346
Cost of units redeemed                                                      (524,410)               (74,450)
Account charges                                                               (1,033)                  (406)
                                                                --------------------   --------------------
Increase (decrease)                                                              960                 45,490
                                                                --------------------   --------------------
Net increase (decrease)                                                          987                 44,696
Net assets, beginning                                                         83,910                 39,214
                                                                --------------------   --------------------
Net assets, ending                                              $             84,897   $             83,910
                                                                ====================   ====================

Units sold                                                                   386,743                 86,360
Units redeemed                                                              (383,326)               (55,065)
                                                                --------------------   --------------------
Net increase (decrease)                                                        3,417                 31,295
Units outstanding, beginning                                                  59,862                 28,567
                                                                --------------------   --------------------
Units outstanding, ending                                                     63,279                 59,862
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            682,309
Cost of units redeemed/account charges                                                             (603,829)
Net investment income (loss)                                                                          2,155
Net realized gain (loss)                                                                             (1,505)
Realized gain distributions                                                                           9,468
Net change in unrealized appreciation (depreciation)                                                 (3,701)
                                                                                       --------------------
Net assets                                                                             $             84,897
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                63   $            85              1.25%             -4.3%
12/31/2014                        1.40                60                84              1.25%              2.1%
12/31/2013                        1.37                29                39              1.25%             19.3%
12/31/2012                        1.15                23                27              1.25%             13.6%
12/31/2011                        1.01                 0                 0              1.25%              1.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              1.00%             -4.1%
12/31/2014                        1.41                 0                 0              1.00%              2.4%
12/31/2013                        1.38                 0                 0              1.00%             19.6%
12/31/2012                        1.15                 0                 0              1.00%             13.9%
12/31/2011                        1.01                 0                 0              1.00%              1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.75%             -3.8%
12/31/2014                        1.42                 0                 0              0.75%              2.6%
12/31/2013                        1.39                 0                 0              0.75%             19.9%
12/31/2012                        1.16                 0                 0              0.75%             14.2%
12/31/2011                        1.01                 0                 0              0.75%              1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.50%             -3.6%
12/31/2014                        1.44                 0                 0              0.50%              2.9%
12/31/2013                        1.40                 0                 0              0.50%             20.2%
12/31/2012                        1.16                 0                 0              0.50%             14.4%
12/31/2011                        1.01                 0                 0              0.50%              1.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.25%             -3.3%
12/31/2014                        1.45                 0                 0              0.25%              3.1%
12/31/2013                        1.40                 0                 0              0.25%             20.5%
12/31/2012                        1.16                 0                 0              0.25%             14.7%
12/31/2011                        1.01                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.00%             -3.1%
12/31/2014                        1.46                 0                 0              0.00%              3.4%
12/31/2013                        1.41                 0                 0              0.00%             20.8%
12/31/2012                        1.17                 0                 0              0.00%             15.0%
12/31/2011                        1.02                 0                 0              0.00%              1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               2.6%
                2013               2.8%
                2012               2.8%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS 2055 STRATEGY FUND R5 CLASS - 78249R420

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       118,532   $       128,508            11,391
                                                                         ===============   ===============
Receivables: investments sold                                       50
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       118,582
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       111,393            84,763   $          1.31
Band 100                                                         7,189             5,413              1.33
Band 75                                                              0                 0              1.34
Band 50                                                              0                 0              1.36
Band 25                                                              0                 0              1.37
Band 0                                                               0                 0              1.38
                                                       ---------------   ---------------
 Total                                                 $       118,582            90,176
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,270
Mortality & expense charges                                                                         (2,030)
                                                                                           ---------------
Net investment income (loss)                                                                           240
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (6,730)
Realized gain distributions                                                                          1,701
Net change in unrealized appreciation (depreciation)                                                (5,449)
                                                                                           ---------------
Net gain (loss)                                                                                    (10,478)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (10,238)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                240   $                510
Net realized gain (loss)                                                      (6,730)                 5,037
Realized gain distributions                                                    1,701                 11,818
Net change in unrealized appreciation (depreciation)                          (5,449)               (16,020)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,238)                 1,345
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     123,430                 73,171
Cost of units redeemed                                                      (119,412)               (34,963)
Account charges                                                                 (106)                  (429)
                                                                --------------------   --------------------
Increase (decrease)                                                            3,912                 37,779
                                                                --------------------   --------------------
Net increase (decrease)                                                       (6,326)                39,124
Net assets, beginning                                                        124,908                 85,784
                                                                --------------------   --------------------
Net assets, ending                                              $            118,582   $            124,908
                                                                ====================   ====================

Units sold                                                                    88,951                 56,014
Units redeemed                                                               (89,192)               (28,815)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (241)                27,199
Units outstanding, beginning                                                  90,417                 63,218
                                                                --------------------   --------------------
Units outstanding, ending                                                     90,176                 90,417
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            338,700
Cost of units redeemed/account charges                                                             (226,658)
Net investment income (loss)                                                                          2,091
Net realized gain (loss)                                                                                (97)
Realized gain distributions                                                                          14,522
Net change in unrealized appreciation (depreciation)                                                 (9,976)
                                                                                       --------------------
Net assets                                                                             $            118,582
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/20/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.31                85   $           111              1.25%             -4.8%
12/31/2014                        1.38                85               117              1.25%              1.8%
12/31/2013                        1.36                63                86              1.25%             18.8%
12/31/2012                        1.14                57                66              1.25%             13.0%
12/31/2011                        1.01                 0                 0              1.25%              1.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 5   $             7              1.00%             -4.6%
12/31/2014                        1.39                 6                 8              1.00%              2.0%
12/31/2013                        1.36                 0                 0              1.00%             19.1%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.01                 0                 0              1.00%              1.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.75%             -4.3%
12/31/2014                        1.40                 0                 0              0.75%              2.3%
12/31/2013                        1.37                 0                 0              0.75%             19.4%
12/31/2012                        1.15                 0                 0              0.75%             13.6%
12/31/2011                        1.01                 0                 0              0.75%              1.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.50%             -4.1%
12/31/2014                        1.41                 0                 0              0.50%              2.5%
12/31/2013                        1.38                 0                 0              0.50%             19.7%
12/31/2012                        1.15                 0                 0              0.50%             13.9%
12/31/2011                        1.01                 0                 0              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.25%             -3.9%
12/31/2014                        1.43                 0                 0              0.25%              2.8%
12/31/2013                        1.39                 0                 0              0.25%             20.0%
12/31/2012                        1.16                 0                 0              0.25%             14.2%
12/31/2011                        1.01                 0                 0              0.25%              1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.00%             -3.6%
12/31/2014                        1.44                 0                 0              0.00%              3.0%
12/31/2013                        1.39                 0                 0              0.00%             20.3%
12/31/2012                        1.16                 0                 0              0.00%             14.4%
12/31/2011                        1.01                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               1.8%
                2013               2.3%
                2012               2.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R1 CLASS - 782478366

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,882,799   $     3,269,741           265,920
                                                                         ===============   ===============
Receivables: investments sold                                   10,419
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,893,218
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,893,218         1,723,675   $          1.68
Band 100                                                             0                 0              1.71
Band 75                                                              0                 0              1.74
Band 50                                                              0                 0              1.77
Band 25                                                              0                 0              1.80
Band 0                                                               0                 0              1.83
                                                       ---------------   ---------------
 Total                                                 $     2,893,218         1,723,675
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       125,719
Mortality & expense charges                                                                       (132,075)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,356)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           958,406
Realized gain distributions                                                                        212,955
Net change in unrealized appreciation (depreciation)                                            (1,738,946)
                                                                                           ---------------
Net gain (loss)                                                                                   (567,585)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (573,941)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,356)  $            174,906
Net realized gain (loss)                                                     958,406              1,215,823
Realized gain distributions                                                  212,955                      0
Net change in unrealized appreciation (depreciation)                      (1,738,946)              (783,646)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (573,941)               607,083
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,309,441              3,616,145
Cost of units redeemed                                                   (11,145,812)            (7,532,047)
Account charges                                                               (2,880)                (3,561)
                                                                --------------------   --------------------
Increase (decrease)                                                       (9,839,251)            (3,919,463)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (10,413,192)            (3,312,380)
Net assets, beginning                                                     13,306,410             16,618,790
                                                                --------------------   --------------------
Net assets, ending                                              $          2,893,218   $         13,306,410
                                                                ====================   ====================

Units sold                                                                   809,925              2,114,921
Units redeemed                                                            (6,742,364)            (4,357,490)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,932,439)            (2,242,569)
Units outstanding, beginning                                               7,656,114              9,898,683
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,723,675              7,656,114
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         33,067,945
Cost of units redeemed/account charges                                                          (34,618,356)
Net investment income (loss)                                                                        917,765
Net realized gain (loss)                                                                          3,699,851
Realized gain distributions                                                                         212,955
Net change in unrealized appreciation (depreciation)                                               (386,942)
                                                                                       --------------------
Net assets                                                                             $          2,893,218
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68             1,724   $         2,893              1.25%             -3.4%
12/31/2014                        1.74             7,656            13,306              1.25%              3.5%
12/31/2013                        1.68             9,899            16,619              1.25%             11.0%
12/31/2012                        1.51            11,103            16,792              1.25%             11.3%
12/31/2011                        1.36             7,025             9,549              1.25%             -3.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71                 0   $             0              1.00%             -3.2%
12/31/2014                        1.76                 0                 0              1.00%              3.8%
12/31/2013                        1.70                 0                 0              1.00%             11.3%
12/31/2012                        1.53                 0                 0              1.00%             11.5%
12/31/2011                        1.37                 0                 0              1.00%             -3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.75%             -2.9%
12/31/2014                        1.79                 0                 0              0.75%              4.0%
12/31/2013                        1.72                 0                 0              0.75%             11.6%
12/31/2012                        1.54                 0                 0              0.75%             11.8%
12/31/2011                        1.38                 0                 0              0.75%             -3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.77                 0   $             0              0.50%             -2.7%
12/31/2014                        1.82                 0                 0              0.50%              4.3%
12/31/2013                        1.74                 0                 0              0.50%             11.8%
12/31/2012                        1.56                 0                 0              0.50%             12.1%
12/31/2011                        1.39                 0                 0              0.50%             -3.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.25%             -2.5%
12/31/2014                        1.85                 0                 0              0.25%              4.6%
12/31/2013                        1.77                 0                 0              0.25%             12.1%
12/31/2012                        1.57                 0                 0              0.25%             12.4%
12/31/2011                        1.40                 0                 0              0.25%             -2.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                 0   $             0              0.00%             -2.2%
12/31/2014                        1.87                 0                 0              0.00%              4.8%
12/31/2013                        1.79                 0                 0              0.00%             12.4%
12/31/2012                        1.59                 0                 0              0.00%             12.7%
12/31/2011                        1.41                 0                 0              0.00%             -2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               2.5%
                2013               2.0%
                2012               3.3%
                2011               2.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS BALANCED STRATEGY FUND R5 CLASS - 78249R669

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,901,896   $     8,696,873           822,479
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (2,666)
                                                       ---------------
Net assets                                             $     8,899,230
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,058,500         4,555,770   $          1.55
Band 100                                                       908,699           569,691              1.60
Band 75                                                              0                 0              1.64
Band 50                                                        864,680           511,477              1.69
Band 25                                                              0                 0              1.74
Band 0                                                          67,351            37,590              1.79
                                                       ---------------   ---------------
 Total                                                 $     8,899,230         5,674,528
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       162,315
Mortality & expense charges                                                                       (110,941)
                                                                                           ---------------
Net investment income (loss)                                                                        51,374
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           494,240
Realized gain distributions                                                                        661,149
Net change in unrealized appreciation (depreciation)                                            (1,559,753)
                                                                                           ---------------
Net gain (loss)                                                                                   (404,364)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (352,990)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             51,374   $            104,919
Net realized gain (loss)                                                     494,240              1,343,215
Realized gain distributions                                                  661,149                      0
Net change in unrealized appreciation (depreciation)                      (1,559,753)            (1,066,282)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (352,990)               381,852
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,297,576              1,956,048
Cost of units redeemed                                                    (2,803,994)            (7,314,190)
Account charges                                                               (8,885)               (15,386)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,515,303)            (5,373,528)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,868,293)            (4,991,676)
Net assets, beginning                                                     10,767,523             15,759,199
                                                                --------------------   --------------------
Net assets, ending                                              $          8,899,230   $         10,767,523
                                                                ====================   ====================

Units sold                                                                   901,608              1,918,329
Units redeemed                                                            (1,840,363)            (5,223,527)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (938,755)            (3,305,198)
Units outstanding, beginning                                               6,613,283              9,918,481
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,674,528              6,613,283
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         57,773,858
Cost of units redeemed/account charges                                                          (52,686,164)
Net investment income (loss)                                                                      1,583,928
Net realized gain (loss)                                                                            605,909
Realized gain distributions                                                                       1,416,676
Net change in unrealized appreciation (depreciation)                                                205,023
                                                                                       --------------------
Net assets                                                                             $          8,899,230
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55             4,556   $         7,059              1.25%             -3.9%
12/31/2014                        1.61             5,379             8,670              1.25%              3.0%
12/31/2013                        1.57             8,531            13,351              1.25%             10.4%
12/31/2012                        1.42             9,417            13,347              1.25%             10.8%
12/31/2011                        1.28            10,824            13,844              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60               570   $           909              1.00%             -3.6%
12/31/2014                        1.66               664             1,099              1.00%              3.2%
12/31/2013                        1.60                25                40              1.00%             10.7%
12/31/2012                        1.45                37                54              1.00%             11.1%
12/31/2011                        1.30                43                56              1.00%             -4.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.75%             -3.4%
12/31/2014                        1.70                 0                 0              0.75%              3.5%
12/31/2013                        1.64                 0                 0              0.75%             11.0%
12/31/2012                        1.48                 0                 0              0.75%             11.4%
12/31/2011                        1.33                 0                 0              0.75%             -3.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69               511   $           865              0.50%             -3.1%
12/31/2014                        1.75               535               933              0.50%              3.8%
12/31/2013                        1.68               457               768              0.50%             11.3%
12/31/2012                        1.51               491               742              0.50%             11.6%
12/31/2011                        1.35               460               623              0.50%             -3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74                 0   $             0              0.25%             -2.9%
12/31/2014                        1.79                 0                 0              0.25%              4.0%
12/31/2013                        1.72                 0                 0              0.25%             11.5%
12/31/2012                        1.54                 0                 0              0.25%             11.9%
12/31/2011                        1.38                 0                 0              0.25%             -3.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                38   $            67              0.00%             -2.7%
12/31/2014                        1.84                35                65              0.00%              4.3%
12/31/2013                        1.77               907             1,600              0.00%             11.8%
12/31/2012                        1.58             1,799             2,841              0.00%             12.2%
12/31/2011                        1.41             1,895             2,666              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.9%
                2013               1.6%
                2012               2.1%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R1 CLASS - 782478325

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       491,179   $       557,254            50,923
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,348)
                                                       ---------------
Net assets                                             $       486,831
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       486,831           336,381   $          1.45
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.58
                                                       ---------------   ---------------
 Total                                                 $       486,831           336,381
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        13,537
Mortality & expense charges                                                                         (7,223)
                                                                                           ---------------
Net investment income (loss)                                                                         6,314
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,826)
Realized gain distributions                                                                         39,496
Net change in unrealized appreciation (depreciation)                                               (55,394)
                                                                                           ---------------
Net gain (loss)                                                                                    (20,724)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (14,410)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,314   $              7,151
Net realized gain (loss)                                                      (4,826)                 1,037
Realized gain distributions                                                   39,496                 12,527
Net change in unrealized appreciation (depreciation)                         (55,394)                (4,796)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (14,410)                15,919
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     122,333                109,436
Cost of units redeemed                                                      (181,568)              (129,844)
Account charges                                                                 (118)                  (162)
                                                                --------------------   --------------------
Increase (decrease)                                                          (59,353)               (20,570)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (73,763)                (4,651)
Net assets, beginning                                                        560,594                565,245
                                                                --------------------   --------------------
Net assets, ending                                              $            486,831   $            560,594
                                                                ====================   ====================

Units sold                                                                    86,650                 80,510
Units redeemed                                                              (128,004)               (94,648)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (41,354)               (14,138)
Units outstanding, beginning                                                 377,735                391,873
                                                                --------------------   --------------------
Units outstanding, ending                                                    336,381                377,735
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,704,514
Cost of units redeemed/account charges                                                           (3,612,184)
Net investment income (loss)                                                                        152,338
Net realized gain (loss)                                                                            241,288
Realized gain distributions                                                                          66,950
Net change in unrealized appreciation (depreciation)                                                (66,075)
                                                                                       --------------------
Net assets                                                                             $            486,831
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45               336   $           487              1.25%             -2.5%
12/31/2014                        1.48               378               561              1.25%              2.9%
12/31/2013                        1.44               392               565              1.25%              1.8%
12/31/2012                        1.42             1,507             2,134              1.25%              7.3%
12/31/2011                        1.32             1,453             1,916              1.25%              1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%             -2.2%
12/31/2014                        1.51                 0                 0              1.00%              3.1%
12/31/2013                        1.46                 0                 0              1.00%              2.1%
12/31/2012                        1.43                 0                 0              1.00%              7.6%
12/31/2011                        1.33                 0                 0              1.00%              1.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -2.0%
12/31/2014                        1.53                 0                 0              0.75%              3.4%
12/31/2013                        1.48                 0                 0              0.75%              2.4%
12/31/2012                        1.45                 0                 0              0.75%              7.9%
12/31/2011                        1.34                 0                 0              0.75%              1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%             -1.7%
12/31/2014                        1.55                 0                 0              0.50%              3.7%
12/31/2013                        1.50                 0                 0              0.50%              2.6%
12/31/2012                        1.46                 0                 0              0.50%              8.2%
12/31/2011                        1.35                 0                 0              0.50%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -1.5%
12/31/2014                        1.58                 0                 0              0.25%              3.9%
12/31/2013                        1.52                 0                 0              0.25%              2.9%
12/31/2012                        1.47                 0                 0              0.25%              8.4%
12/31/2011                        1.36                 0                 0              0.25%              2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.00%             -1.3%
12/31/2014                        1.60                 0                 0              0.00%              4.2%
12/31/2013                        1.54                 0                 0              0.00%              3.1%
12/31/2012                        1.49                 0                 0              0.00%              8.7%
12/31/2011                        1.37                 0                 0              0.00%              2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               2.5%
                2013               1.5%
                2012               3.5%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       RUSSELL LIFEPOINTS CONSERVATIVE STRATEGY FUND R5 CLASS - 78249R693

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,526,572   $     1,709,484           159,191
                                                                         ===============   ===============
Receivables: investments sold                                       74
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,526,646
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       853,995           642,920   $          1.33
Band 100                                                       549,912           402,130              1.37
Band 75                                                              0                 0              1.41
Band 50                                                        122,739            84,687              1.45
Band 25                                                              0                 0              1.49
Band 0                                                               0                 0              1.54
                                                       ---------------   ---------------
 Total                                                 $     1,526,646         1,129,737
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        31,303
Mortality & expense charges                                                                        (18,401)
                                                                                           ---------------
Net investment income (loss)                                                                        12,902
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,488
Realized gain distributions                                                                        122,975
Net change in unrealized appreciation (depreciation)                                              (185,115)
                                                                                           ---------------
Net gain (loss)                                                                                    (58,652)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (45,750)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             12,902   $             12,827
Net realized gain (loss)                                                       3,488                 60,095
Realized gain distributions                                                  122,975                 39,203
Net change in unrealized appreciation (depreciation)                        (185,115)               (48,863)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (45,750)                63,262
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     201,582                381,147
Cost of units redeemed                                                      (381,495)            (1,831,811)
Account charges                                                                 (337)                (1,253)
                                                                --------------------   --------------------
Increase (decrease)                                                         (180,250)            (1,451,917)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (226,000)            (1,388,655)
Net assets, beginning                                                      1,752,646              3,141,301
                                                                --------------------   --------------------
Net assets, ending                                              $          1,526,646   $          1,752,646
                                                                ====================   ====================

Units sold                                                                   144,220                569,576
Units redeemed                                                              (276,430)            (1,624,705)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (132,210)            (1,055,129)
Units outstanding, beginning                                               1,261,947              2,317,076
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,129,737              1,261,947
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,008,666
Cost of units redeemed/account charges                                                           (7,956,998)
Net investment income (loss)                                                                        306,818
Net realized gain (loss)                                                                             86,783
Realized gain distributions                                                                         264,289
Net change in unrealized appreciation (depreciation)                                               (182,912)
                                                                                       --------------------
Net assets                                                                             $          1,526,646
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33               643   $           854              1.25%             -3.0%
12/31/2014                        1.37               798             1,093              1.25%              2.4%
12/31/2013                        1.34             1,824             2,438              1.25%              1.3%
12/31/2012                        1.32             2,234             2,949              1.25%              6.7%
12/31/2011                        1.24             1,640             2,027              1.25%              0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37               402   $           550              1.00%             -2.7%
12/31/2014                        1.41               365               513              1.00%              2.7%
12/31/2013                        1.37               100               137              1.00%              1.5%
12/31/2012                        1.35                 5                 7              1.00%              7.0%
12/31/2011                        1.26                 2                 3              1.00%              0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -2.5%
12/31/2014                        1.44                 0                 0              0.75%              2.9%
12/31/2013                        1.40                 0                 0              0.75%              1.8%
12/31/2012                        1.38                 0                 0              0.75%              7.3%
12/31/2011                        1.28                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                85   $           123              0.50%             -2.3%
12/31/2014                        1.48                99               147              0.50%              3.2%
12/31/2013                        1.44               374               537              0.50%              2.1%
12/31/2012                        1.41               327               460              0.50%              7.6%
12/31/2011                        1.31               320               419              0.50%              1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%             -2.0%
12/31/2014                        1.52                 0                 0              0.25%              3.5%
12/31/2013                        1.47                 0                 0              0.25%              2.3%
12/31/2012                        1.44                 0                 0              0.25%              7.8%
12/31/2011                        1.33                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS         TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.00%             -1.8%
12/31/2014                        1.56                 0                 0              0.00%              3.7%
12/31/2013                        1.51                20                29              0.00%              2.6%
12/31/2012                        1.47               121               178              0.00%              8.1%
12/31/2011                        1.36                74               100              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%
                2014               1.5%
                2013               1.0%
                2012               3.0%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R1 CLASS - 782478416

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       622,850   $       611,107            56,833
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (521)
                                                       ---------------
Net assets                                             $       622,329
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       622,329           354,418   $          1.76
Band 100                                                             0                 0              1.79
Band 75                                                              0                 0              1.82
Band 50                                                              0                 0              1.85
Band 25                                                              0                 0              1.88
Band 0                                                               0                 0              1.92
                                                       ---------------   ---------------
 Total                                                 $       622,329           354,418
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        11,260
Mortality & expense charges                                                                         (9,740)
                                                                                           ---------------
Net investment income (loss)                                                                         1,520
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            47,738
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (82,767)
                                                                                           ---------------
Net gain (loss)                                                                                    (35,029)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (33,509)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,520   $             12,402
Net realized gain (loss)                                                      47,738                  8,713
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (82,767)                (1,851)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (33,509)                19,264
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     148,889                150,242
Cost of units redeemed                                                      (359,666)               (61,741)
Account charges                                                                 (335)                  (441)
                                                                --------------------   --------------------
Increase (decrease)                                                         (211,112)                88,060
                                                                --------------------   --------------------
Net increase (decrease)                                                     (244,621)               107,324
Net assets, beginning                                                        866,950                759,626
                                                                --------------------   --------------------
Net assets, ending                                              $            622,329   $            866,950
                                                                ====================   ====================

Units sold                                                                    82,590                 84,604
Units redeemed                                                              (197,906)               (35,607)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (115,316)                48,997
Units outstanding, beginning                                                 469,734                420,737
                                                                --------------------   --------------------
Units outstanding, ending                                                    354,418                469,734
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,739,310
Cost of units redeemed/account charges                                                           (2,565,661)
Net investment income (loss)                                                                         30,817
Net realized gain (loss)                                                                            406,120
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 11,743
                                                                                       --------------------
Net assets                                                                             $            622,329
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76               354   $           622              1.25%             -4.9%
12/31/2014                        1.85               470               867              1.25%              2.2%
12/31/2013                        1.81               421               760              1.25%             18.4%
12/31/2012                        1.52               650               991              1.25%             13.8%
12/31/2011                        1.34               774             1,037              1.25%             -8.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              1.00%             -4.6%
12/31/2014                        1.87                 0                 0              1.00%              2.5%
12/31/2013                        1.83                 0                 0              1.00%             18.7%
12/31/2012                        1.54                 0                 0              1.00%             14.1%
12/31/2011                        1.35                 0                 0              1.00%             -7.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              0.75%             -4.4%
12/31/2014                        1.90                 0                 0              0.75%              2.7%
12/31/2013                        1.85                 0                 0              0.75%             19.0%
12/31/2012                        1.56                 0                 0              0.75%             14.4%
12/31/2011                        1.36                 0                 0              0.75%             -7.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.50%             -4.1%
12/31/2014                        1.93                 0                 0              0.50%              3.0%
12/31/2013                        1.87                 0                 0              0.50%             19.3%
12/31/2012                        1.57                 0                 0              0.50%             14.7%
12/31/2011                        1.37                 0                 0              0.50%             -7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             -3.9%
12/31/2014                        1.96                 0                 0              0.25%              3.3%
12/31/2013                        1.90                 0                 0              0.25%             19.6%
12/31/2012                        1.59                 0                 0              0.25%             15.0%
12/31/2011                        1.38                 0                 0              0.25%             -7.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92                 0   $             0              0.00%             -3.7%
12/31/2014                        1.99                 0                 0              0.00%              3.5%
12/31/2013                        1.92                 0                 0              0.00%             19.9%
12/31/2012                        1.60                 0                 0              0.00%             15.3%
12/31/2011                        1.39                 0                 0              0.00%             -6.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               2.8%
                2013               2.0%
                2012               1.5%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      RUSSELL LIFEPOINTS EQUITY GROWTH STRATEGY FUND R5 CLASS - 78249R628

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,919,399   $     1,716,649           188,457
                                                                         ===============   ===============
Receivables: investments sold                                   72,596
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,991,995
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,531,972           995,654   $          1.54
Band 100                                                       165,026           104,183              1.58
Band 75                                                              0                 0              1.63
Band 50                                                        294,997           175,719              1.68
Band 25                                                              0                 0              1.73
Band 0                                                               0                 0              1.78
                                                       ---------------   ---------------
 Total                                                 $     1,991,995         1,275,556
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,386
Mortality & expense charges                                                                        (25,845)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,459)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           149,967
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (267,481)
                                                                                           ---------------
Net gain (loss)                                                                                   (117,514)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (119,973)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,459)  $             25,827
Net realized gain (loss)                                                     149,967                344,499
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (267,481)              (327,961)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (119,973)                42,365
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     320,745                353,144
Cost of units redeemed                                                      (722,797)            (1,471,095)
Account charges                                                                 (985)                (1,177)
                                                                --------------------   --------------------
Increase (decrease)                                                         (403,037)            (1,119,128)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (523,010)            (1,076,763)
Net assets, beginning                                                      2,515,005              3,591,768
                                                                --------------------   --------------------
Net assets, ending                                              $          1,991,995   $          2,515,005
                                                                ====================   ====================

Units sold                                                                   220,089                427,128
Units redeemed                                                              (473,316)            (1,100,091)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (253,227)              (672,963)
Units outstanding, beginning                                               1,528,783              2,201,746
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,275,556              1,528,783
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         10,462,637
Cost of units redeemed/account charges                                                           (9,003,910)
Net investment income (loss)                                                                        155,095
Net realized gain (loss)                                                                            (83,782)
Realized gain distributions                                                                         259,205
Net change in unrealized appreciation (depreciation)                                                202,750
                                                                                       --------------------
Net assets                                                                             $          1,991,995
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54               996   $         1,532              1.25%             -5.3%
12/31/2014                        1.63             1,211             1,968              1.25%              1.7%
12/31/2013                        1.60             1,789             2,860              1.25%             17.9%
12/31/2012                        1.36             1,839             2,494              1.25%             13.2%
12/31/2011                        1.20             1,720             2,059              1.25%             -8.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58               104   $           165              1.00%             -5.1%
12/31/2014                        1.67               139               232              1.00%              1.9%
12/31/2013                        1.64                 0                 0              1.00%             18.2%
12/31/2012                        1.39                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%             -8.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.75%             -4.9%
12/31/2014                        1.71                 0                 0              0.75%              2.2%
12/31/2013                        1.68                 0                 0              0.75%             18.5%
12/31/2012                        1.42                 0                 0              0.75%             13.8%
12/31/2011                        1.24                 0                 0              0.75%             -7.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68               176   $           295              0.50%             -4.6%
12/31/2014                        1.76               179               315              0.50%              2.4%
12/31/2013                        1.72               154               264              0.50%             18.8%
12/31/2012                        1.45               152               220              0.50%             14.1%
12/31/2011                        1.27               110               139              0.50%             -7.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.25%             -4.4%
12/31/2014                        1.81                 0                 0              0.25%              2.7%
12/31/2013                        1.76                 0                 0              0.25%             19.1%
12/31/2012                        1.48                 0                 0              0.25%             14.4%
12/31/2011                        1.29                 0                 0              0.25%             -7.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.00%             -4.1%
12/31/2014                        1.86                 0                 0              0.00%              2.9%
12/31/2013                        1.80               259               467              0.00%             19.4%
12/31/2012                        1.51               596               900              0.00%             14.7%
12/31/2011                        1.32               656               864              0.00%             -7.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.9%
                2013               1.9%
                2012               1.3%
                2011               1.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R1 CLASS - 782478382

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,931,949   $     1,898,536           169,529
                                                                         ===============   ===============
Receivables: investments sold                                      684
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,932,633
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,932,633         1,127,169   $          1.71
Band 100                                                             0                 0              1.75
Band 75                                                              0                 0              1.78
Band 50                                                              0                 0              1.81
Band 25                                                              0                 0              1.84
Band 0                                                               0                 0              1.87
                                                       ---------------   ---------------
 Total                                                 $     1,932,633         1,127,169
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        33,235
Mortality & expense charges                                                                        (26,233)
                                                                                           ---------------
Net investment income (loss)                                                                         7,002
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            49,944
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (148,915)
                                                                                           ---------------
Net gain (loss)                                                                                    (98,971)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (91,969)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,002   $             31,399
Net realized gain (loss)                                                      49,944                 33,781
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (148,915)                (3,196)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (91,969)                61,984
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     238,264                669,028
Cost of units redeemed                                                      (388,406)              (224,417)
Account charges                                                                 (900)                  (995)
                                                                --------------------   --------------------
Increase (decrease)                                                         (151,042)               443,616
                                                                --------------------   --------------------
Net increase (decrease)                                                     (243,011)               505,600
Net assets, beginning                                                      2,175,644              1,670,044
                                                                --------------------   --------------------
Net assets, ending                                              $          1,932,633   $          2,175,644
                                                                ====================   ====================

Units sold                                                                   136,948                384,325
Units redeemed                                                              (222,278)              (126,119)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (85,330)               258,206
Units outstanding, beginning                                               1,212,499                954,293
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,127,169              1,212,499
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,933,728
Cost of units redeemed/account charges                                                           (5,141,350)
Net investment income (loss)                                                                        151,080
Net realized gain (loss)                                                                            955,762
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 33,413
                                                                                       --------------------
Net assets                                                                             $          1,932,633
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.71             1,127   $         1,933              1.25%             -4.4%
12/31/2014                        1.79             1,212             2,176              1.25%              2.5%
12/31/2013                        1.75               954             1,670              1.25%             15.3%
12/31/2012                        1.52             2,123             3,223              1.25%             12.4%
12/31/2011                        1.35             2,187             2,955              1.25%             -6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.75                 0   $             0              1.00%             -4.2%
12/31/2014                        1.82                 0                 0              1.00%              2.8%
12/31/2013                        1.77                 0                 0              1.00%             15.6%
12/31/2012                        1.53                 0                 0              1.00%             12.6%
12/31/2011                        1.36                 0                 0              1.00%             -6.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.75%             -4.0%
12/31/2014                        1.85                 0                 0              0.75%              3.0%
12/31/2013                        1.79                 0                 0              0.75%             15.8%
12/31/2012                        1.55                 0                 0              0.75%             12.9%
12/31/2011                        1.37                 0                 0              0.75%             -5.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.81                 0   $             0              0.50%             -3.7%
12/31/2014                        1.88                 0                 0              0.50%              3.3%
12/31/2013                        1.82                 0                 0              0.50%             16.1%
12/31/2012                        1.56                 0                 0              0.50%             13.2%
12/31/2011                        1.38                 0                 0              0.50%             -5.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.25%             -3.5%
12/31/2014                        1.91                 0                 0              0.25%              3.6%
12/31/2013                        1.84                 0                 0              0.25%             16.4%
12/31/2012                        1.58                 0                 0              0.25%             13.5%
12/31/2011                        1.39                 0                 0              0.25%             -5.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.00%             -3.2%
12/31/2014                        1.93                 0                 0              0.00%              3.8%
12/31/2013                        1.86                 0                 0              0.00%             16.7%
12/31/2012                        1.60                 0                 0              0.00%             13.8%
12/31/2011                        1.40                 0                 0              0.00%             -5.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               3.0%
                2013               1.7%
                2012               2.2%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          RUSSELL LIFEPOINTS GROWTH STRATEGY FUND R5 CLASS - 78249R644

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,505,335   $     3,099,821           309,720
                                                                         ===============   ===============
Receivables: investments sold                                      697
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,506,032
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,660,859         1,725,968   $          1.54
Band 100                                                       479,378           302,050              1.59
Band 75                                                              0                 0              1.63
Band 50                                                        365,795           217,464              1.68
Band 25                                                              0                 0              1.73
Band 0                                                               0                 0              1.78
                                                       ---------------   ---------------
 Total                                                 $     3,506,032         2,245,482
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        45,838
Mortality & expense charges                                                                        (52,231)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,393)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           658,735
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (830,341)
                                                                                           ---------------
Net gain (loss)                                                                                   (171,606)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (177,999)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,393)  $             54,501
Net realized gain (loss)                                                     658,735                782,026
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (830,341)              (710,555)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (177,999)               125,972
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     445,620                749,847
Cost of units redeemed                                                    (2,744,379)            (3,384,611)
Account charges                                                               (1,318)                (3,410)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,300,077)            (2,638,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,478,076)            (2,512,202)
Net assets, beginning                                                      5,984,108              8,496,310
                                                                --------------------   --------------------
Net assets, ending                                              $          3,506,032   $          5,984,108
                                                                ====================   ====================

Units sold                                                                   299,374                671,077
Units redeemed                                                            (1,711,967)            (2,317,979)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,412,593)            (1,646,902)
Units outstanding, beginning                                               3,658,075              5,304,977
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,245,482              3,658,075
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         19,358,740
Cost of units redeemed/account charges                                                          (18,028,698)
Net investment income (loss)                                                                        421,781
Net realized gain (loss)                                                                            944,653
Realized gain distributions                                                                         404,042
Net change in unrealized appreciation (depreciation)                                                405,514
                                                                                       --------------------
Net assets                                                                             $          3,506,032
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54             1,726   $         2,661              1.25%             -5.0%
12/31/2014                        1.62             3,122             5,066              1.25%              2.0%
12/31/2013                        1.59             4,823             7,670              1.25%             14.7%
12/31/2012                        1.39             5,205             7,215              1.25%             11.8%
12/31/2011                        1.24             4,913             6,090              1.25%             -6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59               302   $           479              1.00%             -4.8%
12/31/2014                        1.67               268               446              1.00%              2.3%
12/31/2013                        1.63                51                82              1.00%             15.0%
12/31/2012                        1.42                30                42              1.00%             12.1%
12/31/2011                        1.26                12                15              1.00%             -6.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.75%             -4.5%
12/31/2014                        1.71                 0                 0              0.75%              2.6%
12/31/2013                        1.67                 0                 0              0.75%             15.3%
12/31/2012                        1.45                 0                 0              0.75%             12.4%
12/31/2011                        1.29                 0                 0              0.75%             -6.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.68               217   $           366              0.50%             -4.3%
12/31/2014                        1.76               269               472              0.50%              2.8%
12/31/2013                        1.71               350               598              0.50%             15.6%
12/31/2012                        1.48               385               570              0.50%             12.7%
12/31/2011                        1.31               413               542              0.50%             -6.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73                 0   $             0              0.25%             -4.0%
12/31/2014                        1.80                 0                 0              0.25%              3.1%
12/31/2013                        1.75                 0                 0              0.25%             15.9%
12/31/2012                        1.51                 0                 0              0.25%             13.0%
12/31/2011                        1.34                 0                 0              0.25%             -5.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78                 0   $             0              0.00%             -3.8%
12/31/2014                        1.85                 0                 0              0.00%              3.3%
12/31/2013                        1.79                82               146              0.00%             16.2%
12/31/2012                        1.54               314               485              0.00%             13.2%
12/31/2011                        1.36               307               418              0.00%             -5.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.8%
                2013               1.7%
                2012               1.6%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R1 CLASS - 782494645

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,100,755   $     2,337,728           299,232
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (145)
                                                       ---------------
Net assets                                             $     2,100,610
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,100,610         1,840,055   $          1.14
Band 100                                                             0                 0              1.16
Band 75                                                              0                 0              1.17
Band 50                                                              0                 0              1.18
Band 25                                                              0                 0              1.20
Band 0                                                               0                 0              1.21
                                                       ---------------   ---------------
 Total                                                 $     2,100,610         1,840,055
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        66,353
Mortality & expense charges                                                                        (31,079)
                                                                                           ---------------
Net investment income (loss)                                                                        35,274
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (413,478)
Realized gain distributions                                                                         90,005
Net change in unrealized appreciation (depreciation)                                               232,314
                                                                                           ---------------
Net gain (loss)                                                                                    (91,159)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (55,885)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,274   $             18,901
Net realized gain (loss)                                                    (413,478)                79,211
Realized gain distributions                                                   90,005                500,029
Net change in unrealized appreciation (depreciation)                         232,314               (503,712)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (55,885)                94,429
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,563,637                509,509
Cost of units redeemed                                                    (1,197,422)            (2,457,319)
Account charges                                                               (1,326)                  (792)
                                                                --------------------   --------------------
Increase (decrease)                                                          364,889             (1,948,602)
                                                                --------------------   --------------------
Net increase (decrease)                                                      309,004             (1,854,173)
Net assets, beginning                                                      1,791,606              3,645,779
                                                                --------------------   --------------------
Net assets, ending                                              $          2,100,610   $          1,791,606
                                                                ====================   ====================

Units sold                                                                 1,340,759                476,237
Units redeemed                                                            (1,036,575)            (2,166,357)
                                                                --------------------   --------------------
Net increase (decrease)                                                      304,184             (1,690,120)
Units outstanding, beginning                                               1,535,871              3,225,991
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,840,055              1,535,871
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,004,897
Cost of units redeemed/account charges                                                           (7,463,907)
Net investment income (loss)                                                                        253,409
Net realized gain (loss)                                                                           (242,641)
Realized gain distributions                                                                         785,825
Net change in unrealized appreciation (depreciation)                                               (236,973)
                                                                                       --------------------
Net assets                                                                             $          2,100,610
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14             1,840   $         2,101              1.25%             -2.1%
12/31/2014                        1.17             1,536             1,792              1.25%              3.2%
12/31/2013                        1.13             3,226             3,646              1.25%              4.4%
12/31/2012                        1.08             4,125             4,467              1.25%              8.8%
12/31/2011                        1.00             4,325             4,305              1.25%             -0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              1.00%             -1.9%
12/31/2014                        1.18                 0                 0              1.00%              3.5%
12/31/2013                        1.14                 0                 0              1.00%              4.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%
12/31/2011                        1.00                 0                 0              1.00%             -0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.75%             -1.6%
12/31/2014                        1.19                 0                 0              0.75%              3.7%
12/31/2013                        1.15                 0                 0              0.75%              4.9%
12/31/2012                        1.09                 0                 0              0.75%              9.3%
12/31/2011                        1.00                 0                 0              0.75%              0.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.50%             -1.4%
12/31/2014                        1.20                 0                 0              0.50%              4.0%
12/31/2013                        1.16                 0                 0              0.50%              5.2%
12/31/2012                        1.10                 0                 0              0.50%              9.6%
12/31/2011                        1.00                 0                 0              0.50%              0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -1.2%
12/31/2014                        1.21                 0                 0              0.25%              4.3%
12/31/2013                        1.16                 0                 0              0.25%              5.4%
12/31/2012                        1.10                 0                 0              0.25%              9.9%
12/31/2011                        1.01                 0                 0              0.25%              0.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.00%             -0.9%
12/31/2014                        1.23                 0                 0              0.00%              4.5%
12/31/2013                        1.17                 0                 0              0.00%              5.7%
12/31/2012                        1.11                 0                 0              0.00%             10.1%
12/31/2011                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.4%
                2014               2.1%
                2013               1.8%
                2012               3.5%
                2011               6.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           RUSSELL LIFEPOINTS IN RETIREMENT FUND R5 CLASS - 78249R396

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,174,960   $     1,285,864           167,651
                                                                         ===============   ===============
Receivables: investments sold                                      274
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,175,234
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,110,138           997,011   $          1.11
Band 100                                                        65,096            57,743              1.13
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.16
Band 25                                                              0                 0              1.17
Band 0                                                               0                 0              1.18
                                                       ---------------   ---------------
 Total                                                 $     1,175,234         1,054,754
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        32,025
Mortality & expense charges                                                                        (20,505)
                                                                                           ---------------
Net investment income (loss)                                                                        11,520
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (227,324)
Realized gain distributions                                                                         50,434
Net change in unrealized appreciation (depreciation)                                               112,034
                                                                                           ---------------
Net gain (loss)                                                                                    (64,856)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (53,336)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,520   $              5,730
Net realized gain (loss)                                                    (227,324)                13,054
Realized gain distributions                                                   50,434                237,349
Net change in unrealized appreciation (depreciation)                         112,034               (229,517)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (53,336)                26,616
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,024,353                257,431
Cost of units redeemed                                                    (1,653,483)              (428,452)
Account charges                                                                 (511)                  (785)
                                                                --------------------   --------------------
Increase (decrease)                                                          370,359               (171,806)
                                                                --------------------   --------------------
Net increase (decrease)                                                      317,023               (145,190)
Net assets, beginning                                                        858,211              1,003,401
                                                                --------------------   --------------------
Net assets, ending                                              $          1,175,234   $            858,211
                                                                ====================   ====================

Units sold                                                                 1,758,452                226,372
Units redeemed                                                            (1,453,979)              (377,401)
                                                                --------------------   --------------------
Net increase (decrease)                                                      304,473               (151,029)
Units outstanding, beginning                                                 750,281                901,310
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,054,754                750,281
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,531,412
Cost of units redeemed/account charges                                                           (5,545,180)
Net investment income (loss)                                                                         85,947
Net realized gain (loss)                                                                           (138,075)
Realized gain distributions                                                                         352,034
Net change in unrealized appreciation (depreciation)                                               (110,904)
                                                                                       --------------------
Net assets                                                                             $          1,175,234
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/13/2011
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11               997   $         1,110              1.25%             -2.7%
12/31/2014                        1.14               750               858              1.25%              2.7%
12/31/2013                        1.11               901             1,003              1.25%              3.8%
12/31/2012                        1.07             1,896             2,033              1.25%              8.3%
12/31/2011                        0.99             2,648             2,621              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                58   $            65              1.00%             -2.4%
12/31/2014                        1.16                 0                 0              1.00%              3.0%
12/31/2013                        1.12                 0                 0              1.00%              4.1%
12/31/2012                        1.08                 0                 0              1.00%              8.6%
12/31/2011                        0.99                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%             -2.2%
12/31/2014                        1.17                 0                 0              0.75%              3.3%
12/31/2013                        1.13                 0                 0              0.75%              4.3%
12/31/2012                        1.08                 0                 0              0.75%              8.9%
12/31/2011                        0.99                 0                 0              0.75%             -0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.50%             -1.9%
12/31/2014                        1.18                 0                 0              0.50%              3.5%
12/31/2013                        1.14                 0                 0              0.50%              4.6%
12/31/2012                        1.09                 0                 0              0.50%              9.1%
12/31/2011                        1.00                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.25%             -1.7%
12/31/2014                        1.19                 0                 0              0.25%              3.8%
12/31/2013                        1.15                 0                 0              0.25%              4.9%
12/31/2012                        1.09                 0                 0              0.25%              9.4%
12/31/2011                        1.00                 0                 0              0.25%             -0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.00%             -1.4%
12/31/2014                        1.20                 0                 0              0.00%              4.0%
12/31/2013                        1.16                 0                 0              0.00%              5.1%
12/31/2012                        1.10                 0                 0              0.00%              9.7%
12/31/2011                        1.00                45                45              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               1.9%
                2013               1.2%
                2012               2.5%
                2011               5.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R1 CLASS - 782478341

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       615,975   $       686,190            61,312
                                                                         ===============   ===============
Receivables: investments sold                                      827
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       616,802
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       616,802           391,475   $          1.58
Band 100                                                             0                 0              1.60
Band 75                                                              0                 0              1.63
Band 50                                                              0                 0              1.66
Band 25                                                              0                 0              1.69
Band 0                                                               0                 0              1.72
                                                       ---------------   ---------------
 Total                                                 $       616,802           391,475
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        17,278
Mortality & expense charges                                                                         (8,821)
                                                                                           ---------------
Net investment income (loss)                                                                         8,457
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             3,310
Realized gain distributions                                                                         63,285
Net change in unrealized appreciation (depreciation)                                               (96,310)
                                                                                           ---------------
Net gain (loss)                                                                                    (29,715)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (21,258)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              8,457   $             10,184
Net realized gain (loss)                                                       3,310                  9,635
Realized gain distributions                                                   63,285                  7,014
Net change in unrealized appreciation (depreciation)                         (96,310)                (1,755)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,258)                25,078
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      91,420                 79,669
Cost of units redeemed                                                      (128,480)              (169,615)
Account charges                                                                 (384)                  (379)
                                                                --------------------   --------------------
Increase (decrease)                                                          (37,444)               (90,325)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (58,702)               (65,247)
Net assets, beginning                                                        675,504                740,751
                                                                --------------------   --------------------
Net assets, ending                                              $            616,802   $            675,504
                                                                ====================   ====================

Units sold                                                                    56,965                 49,868
Units redeemed                                                               (81,824)              (106,918)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (24,859)               (57,050)
Units outstanding, beginning                                                 416,334                473,384
                                                                --------------------   --------------------
Units outstanding, ending                                                    391,475                416,334
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          7,945,396
Cost of units redeemed/account charges                                                           (9,553,442)
Net investment income (loss)                                                                        565,245
Net realized gain (loss)                                                                          1,659,519
Realized gain distributions                                                                          70,299
Net change in unrealized appreciation (depreciation)                                                (70,215)
                                                                                       --------------------
Net assets                                                                             $            616,802
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58               391   $           617              1.25%             -2.9%
12/31/2014                        1.62               416               676              1.25%              3.7%
12/31/2013                        1.56               473               741              1.25%              5.4%
12/31/2012                        1.48             4,654             6,910              1.25%              9.4%
12/31/2011                        1.36             4,970             6,744              1.25%             -1.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              1.00%             -2.6%
12/31/2014                        1.65                 0                 0              1.00%              3.9%
12/31/2013                        1.58                 0                 0              1.00%              5.7%
12/31/2012                        1.50                 0                 0              1.00%              9.7%
12/31/2011                        1.37                 0                 0              1.00%             -0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.75%             -2.4%
12/31/2014                        1.67                 0                 0              0.75%              4.2%
12/31/2013                        1.60                 0                 0              0.75%              5.9%
12/31/2012                        1.51                 0                 0              0.75%              9.9%
12/31/2011                        1.38                 0                 0              0.75%             -0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.50%             -2.2%
12/31/2014                        1.70                 0                 0              0.50%              4.5%
12/31/2013                        1.63                 0                 0              0.50%              6.2%
12/31/2012                        1.53                 0                 0              0.50%             10.2%
12/31/2011                        1.39                 0                 0              0.50%             -0.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.69                 0   $             0              0.25%             -1.9%
12/31/2014                        1.72                 0                 0              0.25%              4.7%
12/31/2013                        1.65                 0                 0              0.25%              6.5%
12/31/2012                        1.55                 0                 0              0.25%             10.5%
12/31/2011                        1.40                 0                 0              0.25%             -0.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72                 0   $             0              0.00%             -1.7%
12/31/2014                        1.75                 0                 0              0.00%              5.0%
12/31/2013                        1.67                 0                 0              0.00%              6.7%
12/31/2012                        1.56                 0                 0              0.00%             10.8%
12/31/2011                        1.41                 0                 0              0.00%              0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               2.6%
                2013               1.4%
                2012               3.2%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         RUSSELL LIFEPOINTS MODERATE STRATEGY FUND R5 CLASS - 78249R685

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,952,382   $     3,152,039           292,908
                                                                         ===============   ===============
Receivables: investments sold                                      132
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,952,514
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,442,660         1,702,381   $          1.43
Band 100                                                       348,724           236,080              1.48
Band 75                                                              0                 0              1.52
Band 50                                                        161,130           102,925              1.57
Band 25                                                              0                 0              1.61
Band 0                                                               0                 0              1.66
                                                       ---------------   ---------------
 Total                                                 $     2,952,514         2,041,386
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        64,282
Mortality & expense charges                                                                        (37,404)
                                                                                           ---------------
Net investment income (loss)                                                                        26,878
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            73,654
Realized gain distributions                                                                        304,635
Net change in unrealized appreciation (depreciation)                                              (506,713)
                                                                                           ---------------
Net gain (loss)                                                                                   (128,424)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (101,546)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,878   $             31,385
Net realized gain (loss)                                                      73,654                278,253
Realized gain distributions                                                  304,635                 35,844
Net change in unrealized appreciation (depreciation)                        (506,713)              (221,544)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (101,546)               123,938
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     290,013                703,235
Cost of units redeemed                                                      (672,878)            (2,361,035)
Account charges                                                               (2,353)                (5,390)
                                                                --------------------   --------------------
Increase (decrease)                                                         (385,218)            (1,663,190)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (486,764)            (1,539,252)
Net assets, beginning                                                      3,439,278              4,978,530
                                                                --------------------   --------------------
Net assets, ending                                              $          2,952,514   $          3,439,278
                                                                ====================   ====================

Units sold                                                                   197,330                591,359
Units redeemed                                                              (454,440)            (1,736,010)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (257,110)            (1,144,651)
Units outstanding, beginning                                               2,298,496              3,443,147
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,041,386              2,298,496
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         11,747,024
Cost of units redeemed/account charges                                                           (9,736,028)
Net investment income (loss)                                                                        499,639
Net realized gain (loss)                                                                            196,214
Realized gain distributions                                                                         445,322
Net change in unrealized appreciation (depreciation)                                               (199,657)
                                                                                       --------------------
Net assets                                                                             $          2,952,514
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/17/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43             1,702   $         2,443              1.25%             -3.4%
12/31/2014                        1.49             1,928             2,864              1.25%              3.1%
12/31/2013                        1.44             3,266             4,705              1.25%              4.9%
12/31/2012                        1.37             3,317             4,557              1.25%              8.9%
12/31/2011                        1.26             3,292             4,154              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48               236   $           349              1.00%             -3.2%
12/31/2014                        1.53               247               377              1.00%              3.4%
12/31/2013                        1.48                 0                 1              1.00%              5.1%
12/31/2012                        1.40                 0                 0              1.00%              9.2%
12/31/2011                        1.29                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%             -2.9%
12/31/2014                        1.57                 0                 0              0.75%              3.6%
12/31/2013                        1.51                 0                 0              0.75%              5.4%
12/31/2012                        1.43                 0                 0              0.75%              9.4%
12/31/2011                        1.31                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57               103   $           161              0.50%             -2.7%
12/31/2014                        1.61               123               198              0.50%              3.9%
12/31/2013                        1.55               176               273              0.50%              5.6%
12/31/2012                        1.47               190               278              0.50%              9.7%
12/31/2011                        1.34               202               270              0.50%             -0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.25%             -2.4%
12/31/2014                        1.65                 0                 0              0.25%              4.2%
12/31/2013                        1.59                 0                 0              0.25%              5.9%
12/31/2012                        1.50                 0                 0              0.25%             10.0%
12/31/2011                        1.36                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0   $             0              0.00%             -2.2%
12/31/2014                        1.70                 0                 0              0.00%              4.4%
12/31/2013                        1.62                 0                 1              0.00%              6.2%
12/31/2012                        1.53                72               109              0.00%             10.2%
12/31/2011                        1.39                71                98              0.00%             -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               1.9%
                2013               1.2%
                2012               2.6%
                2011               2.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              RUSSELL SHORT DURATION BOND FUND S CLASS - 782493506

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       528,623   $       538,172            28,033
                                                                         ===============   ===============
Receivables: investments sold                                    2,327
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       530,950
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       530,950           445,197   $          1.19
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.24
Band 50                                                              0                 0              1.26
Band 25                                                              0                 0              1.28
Band 0                                                               0                 0              1.30
                                                       ---------------   ---------------
 Total                                                 $       530,950           445,197
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         8,052
Mortality & expense charges                                                                         (7,028)
                                                                                           ---------------
Net investment income (loss)                                                                         1,024
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (2,317)
Realized gain distributions                                                                            312
Net change in unrealized appreciation (depreciation)                                                (4,531)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,536)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,512)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,024   $                331
Net realized gain (loss)                                                      (2,317)                (1,498)
Realized gain distributions                                                      312                  2,594
Net change in unrealized appreciation (depreciation)                          (4,531)                (5,018)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,512)                (3,591)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     258,223                897,146
Cost of units redeemed                                                      (135,665)              (480,540)
Account charges                                                                  (88)                   (39)
                                                                --------------------   --------------------
Increase (decrease)                                                          122,470                416,567
                                                                --------------------   --------------------
Net increase (decrease)                                                      116,958                412,976
Net assets, beginning                                                        413,992                  1,016
                                                                --------------------   --------------------
Net assets, ending                                              $            530,950   $            413,992
                                                                ====================   ====================

Units sold                                                                   217,718                787,878
Units redeemed                                                              (116,400)              (444,840)
                                                                --------------------   --------------------
Net increase (decrease)                                                      101,318                343,038
Units outstanding, beginning                                                 343,879                    841
                                                                --------------------   --------------------
Units outstanding, ending                                                    445,197                343,879
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,156,381
Cost of units redeemed/account charges                                                             (616,333)
Net investment income (loss)                                                                          1,356
Net realized gain (loss)                                                                             (3,817)
Realized gain distributions                                                                           2,912
Net change in unrealized appreciation (depreciation)                                                 (9,549)
                                                                                       --------------------
Net assets                                                                             $            530,950
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19               445   $           531              1.25%             -0.9%
12/31/2014                        1.20               344               414              1.25%             -0.3%
12/31/2013                        1.21                 1                 1              1.25%             -0.6%
12/31/2012                        1.22                 1                 1              1.25%              3.5%
12/31/2011                        1.17                 0                 0              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%             -0.7%
12/31/2014                        1.22                 0                 0              1.00%             -0.1%
12/31/2013                        1.22                 0                 0              1.00%             -0.4%
12/31/2012                        1.23                 0                 0              1.00%              3.8%
12/31/2011                        1.18                 0                 0              1.00%              0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.75%             -0.4%
12/31/2014                        1.24                 0                 0              0.75%              0.2%
12/31/2013                        1.24                 0                 0              0.75%             -0.1%
12/31/2012                        1.24                 0                 0              0.75%              4.0%
12/31/2011                        1.19                 0                 0              0.75%              0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.50%             -0.2%
12/31/2014                        1.26                 0                 0              0.50%              0.4%
12/31/2013                        1.25                 0                 0              0.50%              0.1%
12/31/2012                        1.25                 0                 0              0.50%              4.3%
12/31/2011                        1.20                 0                 0              0.50%              0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.25%              0.1%
12/31/2014                        1.28                 0                 0              0.25%              0.7%
12/31/2013                        1.27                 0                 0              0.25%              0.4%
12/31/2012                        1.27                 0                 0              0.25%              4.5%
12/31/2011                        1.21                 0                 0              0.25%              1.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30                 0   $             0              0.00%              0.3%
12/31/2014                        1.30                 0                 0              0.00%              0.9%
12/31/2013                        1.29                 0                 0              0.00%              0.6%
12/31/2012                        1.28                 0                 0              0.00%              4.8%
12/31/2011                        1.22                 0                 0              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               3.1%
                2013               1.2%
                2012               1.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          RUSSELL STRATEGIC BOND FUND S CLASS - 782494454 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.45
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.52
Band 25                                                              0                 0              1.55
Band 0                                                               0                 0              1.58
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              1.25%             -1.3%
12/31/2014                        1.46                 0                 0              1.25%              4.5%
12/31/2013                        1.40                 0                 0              1.25%             -2.9%
12/31/2012                        1.44                 0                 0              1.25%              7.1%
12/31/2011                        1.35                 0                 0              1.25%              4.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%             -1.0%
12/31/2014                        1.49                 0                 0              1.00%              4.8%
12/31/2013                        1.42                 0                 0              1.00%             -2.6%
12/31/2012                        1.46                 0                 0              1.00%              7.3%
12/31/2011                        1.36                 0                 0              1.00%              4.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -0.8%
12/31/2014                        1.51                 0                 0              0.75%              5.0%
12/31/2013                        1.44                 0                 0              0.75%             -2.4%
12/31/2012                        1.47                 0                 0              0.75%              7.6%
12/31/2011                        1.37                 0                 0              0.75%              4.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.50%             -0.5%
12/31/2014                        1.53                 0                 0              0.50%              5.3%
12/31/2013                        1.45                 0                 0              0.50%             -2.1%
12/31/2012                        1.49                 0                 0              0.50%              7.9%
12/31/2011                        1.38                 0                 0              0.50%              4.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -0.3%
12/31/2014                        1.56                 0                 0              0.25%              5.6%
12/31/2013                        1.47                 0                 0              0.25%             -1.9%
12/31/2012                        1.50                 0                 0              0.25%              8.1%
12/31/2011                        1.39                 0                 0              0.25%              5.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.00%              0.0%
12/31/2014                        1.58                 0                 0              0.00%              5.8%
12/31/2013                        1.49                 0                 0              0.00%             -1.6%
12/31/2012                        1.52                 0                 0              0.00%              8.4%
12/31/2011                        1.40                 0                 0              0.00%              5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               RUSSELL U.S. CORE EQUITY FUND S CLASS - 782494587

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       178,347   $       152,148             5,864
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (66)
                                                       ---------------
Net assets                                             $       178,281
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       178,281            78,453   $          2.27
Band 100                                                             0                 0              2.31
Band 75                                                              0                 0              2.35
Band 50                                                              0                 0              2.40
Band 25                                                              0                 0              2.44
Band 0                                                               0                 0              2.48
                                                       ---------------   ---------------
 Total                                                 $       178,281            78,453
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,024
Mortality & expense charges                                                                         (2,272)
                                                                                           ---------------
Net investment income (loss)                                                                           752
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,619
Realized gain distributions                                                                         34,238
Net change in unrealized appreciation (depreciation)                                               (38,260)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,403)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,651)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                752   $                (49)
Net realized gain (loss)                                                       1,619                  3,026
Realized gain distributions                                                   34,238                 24,889
Net change in unrealized appreciation (depreciation)                         (38,260)               (11,071)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,651)                16,795
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,214                  1,221
Cost of units redeemed                                                        (1,801)                (4,708)
Account charges                                                                 (101)                  (106)
                                                                --------------------   --------------------
Increase (decrease)                                                             (688)                (3,593)
                                                                --------------------   --------------------
Net increase (decrease)                                                       (2,339)                13,202
Net assets, beginning                                                        180,620                167,418
                                                                --------------------   --------------------
Net assets, ending                                              $            178,281   $            180,620
                                                                ====================   ====================

Units sold                                                                       525                    567
Units redeemed                                                                  (816)                (2,285)
                                                                --------------------   --------------------
Net increase (decrease)                                                         (291)                (1,718)
Units outstanding, beginning                                                  78,744                 80,462
                                                                --------------------   --------------------
Units outstanding, ending                                                     78,453                 78,744
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            183,925
Cost of units redeemed/account charges                                                             (126,497)
Net investment income (loss)                                                                         (1,679)
Net realized gain (loss)                                                                             37,206
Realized gain distributions                                                                          59,127
Net change in unrealized appreciation (depreciation)                                                 26,199
                                                                                       --------------------
Net assets                                                                             $            178,281
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27                78   $           178              1.25%             -0.9%
12/31/2014                        2.29                79               181              1.25%             10.2%
12/31/2013                        2.08                80               167              1.25%             30.2%
12/31/2012                        1.60               101               161              1.25%             14.4%
12/31/2011                        1.40               108               151              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              1.00%             -0.7%
12/31/2014                        2.33                 0                 0              1.00%             10.5%
12/31/2013                        2.11                 0                 0              1.00%             30.6%
12/31/2012                        1.61                 0                 0              1.00%             14.7%
12/31/2011                        1.41                 0                 0              1.00%             -4.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.35                 0   $             0              0.75%             -0.4%
12/31/2014                        2.36                 0                 0              0.75%             10.8%
12/31/2013                        2.13                 0                 0              0.75%             30.9%
12/31/2012                        1.63                 0                 0              0.75%             15.0%
12/31/2011                        1.42                 0                 0              0.75%             -3.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.40                 0   $             0              0.50%             -0.2%
12/31/2014                        2.40                 0                 0              0.50%             11.1%
12/31/2013                        2.16                 0                 0              0.50%             31.2%
12/31/2012                        1.65                 0                 0              0.50%             15.2%
12/31/2011                        1.43                 0                 0              0.50%             -3.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.25%              0.1%
12/31/2014                        2.44                 0                 0              0.25%             11.3%
12/31/2013                        2.19                 0                 0              0.25%             31.5%
12/31/2012                        1.66                 0                 0              0.25%             15.5%
12/31/2011                        1.44                 0                 0              0.25%             -3.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.48                 0   $             0              0.00%              0.3%
12/31/2014                        2.47                 0                 0              0.00%             11.6%
12/31/2013                        2.22                 0                 0              0.00%             31.9%
12/31/2012                        1.68                 0                 0              0.00%             15.8%
12/31/2011                        1.45                 0                 0              0.00%             -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.2%
                2013               0.8%
                2012               1.1%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             RUSSELL U.S. DEFENSIVE EQUITY FUND S CLASS - 782494553

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $           892   $           720                18
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $           892
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $           892               399   $          2.23
Band 100                                                             0                 0              2.27
Band 75                                                              0                 0              2.31
Band 50                                                              0                 0              2.36
Band 25                                                              0                 0              2.40
Band 0                                                               0                 0              2.44
                                                       ---------------   ---------------
 Total                                                 $           892               399
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            10
Mortality & expense charges                                                                            (10)
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 1
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     4
                                                                                           ---------------
Net gain (loss)                                                                                          5
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             5
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  4
Net realized gain (loss)                                                           1                      1
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               4                     67
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  5                     72
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                         144                    164
Cost of units redeemed                                                             0                      0
Account charges                                                                   (1)                    (1)
                                                                --------------------   --------------------
Increase (decrease)                                                              143                    163
                                                                --------------------   --------------------
Net increase (decrease)                                                          148                    235
Net assets, beginning                                                            744                    509
                                                                --------------------   --------------------
Net assets, ending                                              $                892   $                744
                                                                ====================   ====================

Units sold                                                                        63                     80
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                           63                     80
Units outstanding, beginning                                                     336                    256
                                                                --------------------   --------------------
Units outstanding, ending                                                        399                    336
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                708
Cost of units redeemed/account charges                                                                   (4)
Net investment income (loss)                                                                              8
Net realized gain (loss)                                                                                  8
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                    172
                                                                                       --------------------
Net assets                                                                             $                892
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.23                 0   $             1              1.25%              1.0%
12/31/2014                        2.21                 0                 1              1.25%             11.4%
12/31/2013                        1.99                 0                 1              1.25%             28.9%
12/31/2012                        1.54                 0                 0              1.25%             10.2%
12/31/2011                        1.40                 0                 0              1.25%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.27                 0   $             0              1.00%              1.3%
12/31/2014                        2.25                 0                 0              1.00%             11.7%
12/31/2013                        2.01                 0                 0              1.00%             29.2%
12/31/2012                        1.56                 0                 0              1.00%             10.5%
12/31/2011                        1.41                 0                 0              1.00%              3.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.31                 0   $             0              0.75%              1.5%
12/31/2014                        2.28                 0                 0              0.75%             12.0%
12/31/2013                        2.04                 0                 0              0.75%             29.5%
12/31/2012                        1.57                 0                 0              0.75%             10.7%
12/31/2011                        1.42                 0                 0              0.75%              3.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.36                 0   $             0              0.50%              1.8%
12/31/2014                        2.31                 0                 0              0.50%             12.3%
12/31/2013                        2.06                 0                 0              0.50%             29.8%
12/31/2012                        1.59                 0                 0              0.50%             11.0%
12/31/2011                        1.43                 0                 0              0.50%              3.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.40                 0   $             0              0.25%              2.0%
12/31/2014                        2.35                 0                 0              0.25%             12.6%
12/31/2013                        2.09                 0                 0              0.25%             30.2%
12/31/2012                        1.60                 0                 0              0.25%             11.3%
12/31/2011                        1.44                 0                 0              0.25%              4.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              0.00%              2.3%
12/31/2014                        2.39                 0                 0              0.00%             12.8%
12/31/2013                        2.11                 0                 0              0.00%             30.5%
12/31/2012                        1.62                 0                 0              0.00%             11.6%
12/31/2011                        1.45                 0                 0              0.00%              4.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.3%
                2013               1.0%
                2012               1.6%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        RUSSELL U.S. DYNAMIC EQUITY FUND S CLASS - 782478812 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          2.60
Band 100                                                             0                 0              2.65
Band 75                                                              0                 0              2.69
Band 50                                                              0                 0              2.74
Band 25                                                              0                 0              2.79
Band 0                                                               0                 0              2.84
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              1.25%             -1.5%
12/31/2014                        2.64                 0                 0              1.25%              9.4%
12/31/2013                        2.41                 0                 0              1.25%             31.2%
12/31/2012                        1.84                 0                 0              1.25%             18.0%
12/31/2011                        1.56                 0                 0              1.25%             -1.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.65                 0   $             0              1.00%             -1.2%
12/31/2014                        2.68                 0                 0              1.00%              9.7%
12/31/2013                        2.44                 0                 0              1.00%             31.6%
12/31/2012                        1.86                 0                 0              1.00%             18.3%
12/31/2011                        1.57                 0                 0              1.00%             -1.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.69                 0   $             0              0.75%             -1.0%
12/31/2014                        2.72                 0                 0              0.75%             10.0%
12/31/2013                        2.48                 0                 0              0.75%             31.9%
12/31/2012                        1.88                 0                 0              0.75%             18.6%
12/31/2011                        1.58                 0                 0              0.75%             -1.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.74                 0   $             0              0.50%             -0.7%
12/31/2014                        2.76                 0                 0              0.50%             10.3%
12/31/2013                        2.51                 0                 0              0.50%             32.2%
12/31/2012                        1.90                 0                 0              0.50%             18.9%
12/31/2011                        1.59                 0                 0              0.50%             -0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.79                 0   $             0              0.25%             -0.5%
12/31/2014                        2.81                 0                 0              0.25%             10.5%
12/31/2013                        2.54                 0                 0              0.25%             32.6%
12/31/2012                        1.91                 0                 0              0.25%             19.2%
12/31/2011                        1.61                 0                 0              0.25%             -0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.84                 0   $             0              0.00%             -0.3%
12/31/2014                        2.85                 0                 0              0.00%             10.8%
12/31/2013                        2.57                 0                 0              0.00%             32.9%
12/31/2012                        1.93                 0                 0              0.00%             19.5%
12/31/2011                        1.62                 0                 0              0.00%             -0.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             RUSSELL U.S. SMALL CAP EQUITY FUND S CLASS - 782494520

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        76,760   $        86,481             2,967
                                                                         ===============   ===============
Receivables: investments sold                                       75
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        76,835
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        76,835            32,017   $          2.40
Band 100                                                             0                 0              2.44
Band 75                                                              0                 0              2.49
Band 50                                                              0                 0              2.53
Band 25                                                              0                 0              2.57
Band 0                                                               0                 0              2.62
                                                       ---------------   ---------------
 Total                                                 $        76,835            32,017
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           533
Mortality & expense charges                                                                           (779)
                                                                                           ---------------
Net investment income (loss)                                                                          (246)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (503)
Realized gain distributions                                                                          5,035
Net change in unrealized appreciation (depreciation)                                                (9,582)
                                                                                           ---------------
Net gain (loss)                                                                                     (5,050)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (5,296)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (246)  $                (58)
Net realized gain (loss)                                                        (503)                  (163)
Realized gain distributions                                                    5,035                  3,177
Net change in unrealized appreciation (depreciation)                          (9,582)                   (66)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (5,296)                 2,890
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      46,563                 56,365
Cost of units redeemed                                                       (11,714)               (14,562)
Account charges                                                                  (66)                    (5)
                                                                --------------------   --------------------
Increase (decrease)                                                           34,783                 41,798
                                                                --------------------   --------------------
Net increase (decrease)                                                       29,487                 44,688
Net assets, beginning                                                         47,348                  2,660
                                                                --------------------   --------------------
Net assets, ending                                              $             76,835   $             47,348
                                                                ====================   ====================

Units sold                                                                    19,403                 29,569
Units redeemed                                                                (5,632)               (12,376)
                                                                --------------------   --------------------
Net increase (decrease)                                                       13,771                 17,193
Units outstanding, beginning                                                  18,246                  1,053
                                                                --------------------   --------------------
Units outstanding, ending                                                     32,017                 18,246
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            136,891
Cost of units redeemed/account charges                                                              (56,927)
Net investment income (loss)                                                                           (347)
Net realized gain (loss)                                                                             (1,610)
Realized gain distributions                                                                           8,549
Net change in unrealized appreciation (depreciation)                                                 (9,721)
                                                                                       --------------------
Net assets                                                                             $             76,835
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2008
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.40                32   $            77              1.25%             -7.5%
12/31/2014                        2.59                18                47              1.25%              2.7%
12/31/2013                        2.53                 1                 3              1.25%             42.2%
12/31/2012                        1.78                 0                 0              1.25%             12.7%
12/31/2011                        1.58                 0                 0              1.25%             -5.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.44                 0   $             0              1.00%             -7.3%
12/31/2014                        2.63                 0                 0              1.00%              3.0%
12/31/2013                        2.56                 0                 0              1.00%             42.5%
12/31/2012                        1.79                 0                 0              1.00%             12.9%
12/31/2011                        1.59                 0                 0              1.00%             -5.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.49                 0   $             0              0.75%             -7.1%
12/31/2014                        2.67                 0                 0              0.75%              3.2%
12/31/2013                        2.59                 0                 0              0.75%             42.9%
12/31/2012                        1.81                 0                 0              0.75%             13.2%
12/31/2011                        1.60                 0                 0              0.75%             -4.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.53                 0   $             0              0.50%             -6.8%
12/31/2014                        2.72                 0                 0              0.50%              3.5%
12/31/2013                        2.62                 0                 0              0.50%             43.2%
12/31/2012                        1.83                 0                 0              0.50%             13.5%
12/31/2011                        1.61                 0                 0              0.50%             -4.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.57                 0   $             0              0.25%             -6.6%
12/31/2014                        2.76                 0                 0              0.25%              3.8%
12/31/2013                        2.66                 0                 0              0.25%             43.6%
12/31/2012                        1.85                 0                 0              0.25%             13.8%
12/31/2011                        1.63                 0                 0              0.25%             -4.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.62                 0   $             0              0.00%             -6.4%
12/31/2014                        2.80                 0                 0              0.00%              4.0%
12/31/2013                        2.69                 0                 0              0.00%             43.9%
12/31/2012                        1.87                 0                 0              0.00%             14.1%
12/31/2011                        1.64                 0                 0              0.00%             -4.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.6%
                2013               0.6%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             STATE STREET EQUITY 500 INDEX ADMIN CLASS - 857492102

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $   234,032,848   $   159,099,744        13,591,510
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (666,611)
                                                       ---------------
Net assets                                             $   233,366,237
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $   213,414,414        41,393,171   $          5.16
Band 100                                                           159                30              5.32
Band 75                                                              0                 0              5.48
Band 50                                                              0                 0              5.65
Band 25                                                              0                 0              5.83
Band 0                                                      19,951,664         3,320,283              6.01
                                                       ---------------   ---------------
 Total                                                 $   233,366,237        44,713,484
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     3,904,143
Mortality & expense charges                                                                     (2,745,581)
                                                                                           ---------------
Net investment income (loss)                                                                     1,158,562
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        11,358,744
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                           (13,054,422)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,695,678)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (537,116)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $          1,158,562   $          1,613,640
Net realized gain (loss)                                                  11,358,744             12,792,349
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                     (13,054,422)            11,777,994
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (537,116)            26,183,983
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  50,953,816             47,272,899
Cost of units redeemed                                                   (56,736,506)           (53,568,266)
Account charges                                                              (93,449)               (65,262)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,876,139)            (6,360,629)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (6,413,255)            19,823,354
Net assets, beginning                                                    239,779,492            219,956,138
                                                                --------------------   --------------------
Net assets, ending                                              $        233,366,237   $        239,779,492
                                                                ====================   ====================

Units sold                                                                10,266,244             10,376,841
Units redeemed                                                           (11,442,788)           (11,746,836)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,176,544)            (1,369,995)
Units outstanding, beginning                                              45,890,028             47,260,023
                                                                --------------------   --------------------
Units outstanding, ending                                                 44,713,484             45,890,028
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        874,004,238
Cost of units redeemed/account charges                                                         (773,113,334)
Net investment income (loss)                                                                     16,820,949
Net realized gain (loss)                                                                         40,721,280
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                             74,933,104
                                                                                       --------------------
Net assets                                                                             $        233,366,237
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.16            41,393   $       213,414              1.25%             -0.2%
12/31/2014                        5.16            42,334           218,639              1.25%             12.0%
12/31/2013                        4.61            44,052           203,139              1.25%             30.3%
12/31/2012                        3.54            46,605           164,899              1.25%             14.4%
12/31/2011                        3.09            50,118           155,007              1.25%              0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.32                 0   $             0              1.00%              0.1%
12/31/2014                        5.31                 0                 0              1.00%             12.3%
12/31/2013                        4.73                 0                 0              1.00%             30.7%
12/31/2012                        3.62                 0                 0              1.00%             14.7%
12/31/2011                        3.16                 0                 0              1.00%              0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.48                 0   $             0              0.75%              0.3%
12/31/2014                        5.46                 0                 0              0.75%             12.6%
12/31/2013                        4.85                 0                 0              0.75%             31.0%
12/31/2012                        3.71                 0                 0              0.75%             15.0%
12/31/2011                        3.22                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.65                 0   $             0              0.50%              0.6%
12/31/2014                        5.62                 0                 0              0.50%             12.8%
12/31/2013                        4.98                 0                 0              0.50%             31.3%
12/31/2012                        3.79                 0                 0              0.50%             15.3%
12/31/2011                        3.29                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.83                 0   $             0              0.25%              0.8%
12/31/2014                        5.78                 0                 0              0.25%             13.1%
12/31/2013                        5.11                 0                 0              0.25%             31.6%
12/31/2012                        3.88                 0                 0              0.25%             15.6%
12/31/2011                        3.36                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          6.01             3,320   $        19,952              0.00%              1.1%
12/31/2014                        5.94             3,556            21,141              0.00%             13.4%
12/31/2013                        5.24             3,208            16,818              0.00%             32.0%
12/31/2012                        3.97             3,309            13,144              0.00%             15.8%
12/31/2011                        3.43               511             1,752              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               1.8%
                2013               1.8%
                2012               2.0%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               STATE STREET EQUITY 500 INDEX R CLASS - 857492300

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    37,134,056   $    31,168,690         2,160,723
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (77,653)
                                                       ---------------
Net assets                                             $    37,056,403
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    28,221,717        16,175,833   $          1.74
Band 100                                                     5,016,085         2,800,122              1.79
Band 75                                                              0                 0              1.84
Band 50                                                      1,784,763           944,998              1.89
Band 25                                                              0                 0              1.94
Band 0                                                       2,033,838         1,021,489              1.99
                                                       ---------------   ---------------
 Total                                                 $    37,056,403        20,942,442
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       451,964
Mortality & expense charges                                                                       (434,431)
                                                                                           ---------------
Net investment income (loss)                                                                        17,533
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         5,179,644
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                            (5,360,607)
                                                                                           ---------------
Net gain (loss)                                                                                   (180,963)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (163,430)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             17,533   $            152,676
Net realized gain (loss)                                                   5,179,644              1,439,722
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                      (5,360,607)             2,446,899
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (163,430)             4,039,297
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  13,137,348             14,019,935
Cost of units redeemed                                                   (16,275,276)            (9,509,390)
Account charges                                                              (15,902)               (12,498)
                                                                --------------------   --------------------
Increase (decrease)                                                       (3,153,830)             4,498,047
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,317,260)             8,537,344
Net assets, beginning                                                     40,373,663             31,836,319
                                                                --------------------   --------------------
Net assets, ending                                              $         37,056,403   $         40,373,663
                                                                ====================   ====================

Units sold                                                                 9,392,558             10,304,873
Units redeemed                                                           (11,048,862)            (7,614,753)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,656,304)             2,690,120
Units outstanding, beginning                                              22,598,746             19,908,626
                                                                --------------------   --------------------
Units outstanding, ending                                                 20,942,442             22,598,746
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         79,583,861
Cost of units redeemed/account charges                                                          (56,892,465)
Net investment income (loss)                                                                        660,588
Net realized gain (loss)                                                                          7,739,052
Realized gain distributions                                                                               1
Net change in unrealized appreciation (depreciation)                                              5,965,366
                                                                                       --------------------
Net assets                                                                             $         37,056,403
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/3/2005
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.74            16,176   $        28,222              1.25%             -0.7%
12/31/2014                        1.76            17,136            30,099              1.25%             11.5%
12/31/2013                        1.58            16,680            26,276              1.25%             29.8%
12/31/2012                        1.21            14,332            17,397              1.25%             13.8%
12/31/2011                        1.07            11,886            12,680              1.25%              0.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79             2,800   $         5,016              1.00%             -0.4%
12/31/2014                        1.80             2,480             4,462              1.00%             11.8%
12/31/2013                        1.61                67               108              1.00%             30.1%
12/31/2012                        1.24                62                76              1.00%             14.1%
12/31/2011                        1.08                46                50              1.00%              0.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -0.2%
12/31/2014                        1.84                 0                 0              0.75%             12.1%
12/31/2013                        1.64                 0                 0              0.75%             30.4%
12/31/2012                        1.26                 0                 0              0.75%             14.4%
12/31/2011                        1.10                 0                 0              0.75%              0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.89               945   $         1,785              0.50%              0.1%
12/31/2014                        1.89               997             1,881              0.50%             12.3%
12/31/2013                        1.68             1,227             2,061              0.50%             30.7%
12/31/2012                        1.28             1,175             1,509              0.50%             14.6%
12/31/2011                        1.12             1,126             1,262              0.50%              0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.25%              0.3%
12/31/2014                        1.93                 0                 0              0.25%             12.6%
12/31/2013                        1.72                 0                 0              0.25%             31.1%
12/31/2012                        1.31                 0                 0              0.25%             14.9%
12/31/2011                        1.14                 0                 0              0.25%              1.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.99             1,021   $         2,034              0.00%              0.6%
12/31/2014                        1.98             1,986             3,931              0.00%             12.9%
12/31/2013                        1.75             1,935             3,392              0.00%             31.4%
12/31/2012                        1.33             1,803             2,406              0.00%             15.2%
12/31/2011                        1.16             1,606             1,859              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.5%
                2013               1.4%
                2012               1.7%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   STEWARD GLOBAL EQUITY INCOME FUND INDIVIDUAL CLASS - 860324862 (UNAUDITED)

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $             0   $             0                 0
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $             0
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $             0                 0   $          1.06
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                               0                 0              1.09
                                                       ---------------   ---------------
 Total                                                 $             0                 0
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                              0
                                                                                           ---------------
Net investment income (loss)                                                                             0
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                     0
                                                                                           ---------------
Net gain (loss)                                                                                          0
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $             0
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                  0   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                               0                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                  0                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                           0                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                                0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $                  0   $                  0
                                                                ====================   ====================

Units sold                                                                         0                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                            0                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                          0                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $                  0
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                              0
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                      0
                                                                                       --------------------
Net assets                                                                             $                  0
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.25%             -2.9%
12/31/2014                        1.09                 0                 0              1.25%              7.2%
12/31/2013                        1.02                 0                 0              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%             -2.6%
12/31/2014                        1.09                 0                 0              1.00%              7.5%
12/31/2013                        1.02                 0                 0              1.00%              1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%             -2.4%
12/31/2014                        1.09                 0                 0              0.75%              7.8%
12/31/2013                        1.02                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%             -2.1%
12/31/2014                        1.10                 0                 0              0.50%              8.1%
12/31/2013                        1.02                 0                 0              0.50%              1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%             -1.9%
12/31/2014                        1.10                 0                 0              0.25%              8.3%
12/31/2013                        1.02                 0                 0              0.25%              1.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.00%             -1.6%
12/31/2014                        1.10                 0                 0              0.00%              8.6%
12/31/2013                        1.02                 0                 0              0.00%              1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       STEWARD LARGE CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 860324201

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        23,173   $        27,534               715
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (435)
                                                       ---------------
Net assets                                             $        22,738
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        22,738            20,520   $          1.11
Band 100                                                             0                 0              1.11
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.13
Band 25                                                              0                 0              1.13
Band 0                                                               0                 0              1.14
                                                       ---------------   ---------------
 Total                                                 $        22,738            20,520
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           226
Mortality & expense charges                                                                           (204)
                                                                                           ---------------
Net investment income (loss)                                                                            22
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (5)
Realized gain distributions                                                                          3,304
Net change in unrealized appreciation (depreciation)                                                (4,361)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,062)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,040)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 22   $                  0
Net realized gain (loss)                                                          (5)                     0
Realized gain distributions                                                    3,304                      0
Net change in unrealized appreciation (depreciation)                          (4,361)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,040)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      24,305                      0
Cost of units redeemed                                                          (445)                     0
Account charges                                                                  (82)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           23,778                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       22,738                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             22,738   $                  0
                                                                ====================   ====================

Units sold                                                                    21,013                      0
Units redeemed                                                                  (493)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       20,520                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     20,520                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             24,305
Cost of units redeemed/account charges                                                                 (527)
Net investment income (loss)                                                                             22
Net realized gain (loss)                                                                                 (5)
Realized gain distributions                                                                           3,304
Net change in unrealized appreciation (depreciation)                                                 (4,361)
                                                                                       --------------------
Net assets                                                                             $             22,738
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                21   $            23              1.25%             -3.5%
12/31/2014                        1.15                 0                 0              1.25%             11.3%
12/31/2013                        1.03                 0                 0              1.25%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              1.00%             -3.2%
12/31/2014                        1.15                 0                 0              1.00%             11.6%
12/31/2013                        1.03                 0                 0              1.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%             -3.0%
12/31/2014                        1.15                 0                 0              0.75%             11.9%
12/31/2013                        1.03                 0                 0              0.75%              3.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.50%             -2.7%
12/31/2014                        1.16                 0                 0              0.50%             12.1%
12/31/2013                        1.03                 0                 0              0.50%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.25%             -2.5%
12/31/2014                        1.16                 0                 0              0.25%             12.4%
12/31/2013                        1.03                 0                 0              0.25%              3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.00%             -2.2%
12/31/2014                        1.16                 0                 0              0.00%             12.7%
12/31/2013                        1.03                 0                 0              0.00%              3.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     STEWARD SMALL-MID CAP ENHANCED INDEX FUND INDIVIDUAL CLASS - 14066Y107

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        17,832   $        21,293             1,441
                                                                         ===============   ===============
Receivables: investments sold                                      370
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        18,202
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        18,202            17,892   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.03
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.04
Band 0                                                               0                 0              1.04
                                                       ---------------   ---------------
 Total                                                 $        18,202            17,892
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            70
Mortality & expense charges                                                                           (141)
                                                                                           ---------------
Net investment income (loss)                                                                           (71)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (8)
Realized gain distributions                                                                          1,947
Net change in unrealized appreciation (depreciation)                                                (3,450)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,511)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,582)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (71)  $                  0
Net realized gain (loss)                                                          (8)                     0
Realized gain distributions                                                    1,947                     11
Net change in unrealized appreciation (depreciation)                          (3,450)                   (11)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,582)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      19,766                     92
Cost of units redeemed                                                           (12)                     0
Account charges                                                                  (62)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           19,692                     92
                                                                --------------------   --------------------
Net increase (decrease)                                                       18,110                     92
Net assets, beginning                                                             92                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             18,202   $                 92
                                                                ====================   ====================

Units sold                                                                    17,879                     86
Units redeemed                                                                   (73)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       17,806                     86
Units outstanding, beginning                                                      86                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     17,892                     86
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             19,858
Cost of units redeemed/account charges                                                                  (74)
Net investment income (loss)                                                                            (71)
Net realized gain (loss)                                                                                 (8)
Realized gain distributions                                                                           1,958
Net change in unrealized appreciation (depreciation)                                                 (3,461)
                                                                                       --------------------
Net assets                                                                             $             18,202
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                18   $            18              1.25%             -5.1%
12/31/2014                        1.07                 0                 0              1.25%              4.0%
12/31/2013                        1.03                 0                 0              1.25%              3.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%             -4.9%
12/31/2014                        1.08                 0                 0              1.00%              4.3%
12/31/2013                        1.03                 0                 0              1.00%              3.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.75%             -4.6%
12/31/2014                        1.08                 0                 0              0.75%              4.5%
12/31/2013                        1.03                 0                 0              0.75%              3.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%             -4.4%
12/31/2014                        1.08                 0                 0              0.50%              4.8%
12/31/2013                        1.03                 0                 0              0.50%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.25%             -4.2%
12/31/2014                        1.08                 0                 0              0.25%              5.1%
12/31/2013                        1.03                 0                 0              0.25%              3.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              0.00%             -3.9%
12/31/2014                        1.09                 0                 0              0.00%              5.3%
12/31/2013                        1.03                 0                 0              0.00%              3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            T. ROWE PRICE BLUE CHIP GROWTH FUND R CLASS - 77954Q304

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,355,921   $     7,393,049           120,229
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (18,032)
                                                       ---------------
Net assets                                             $     8,337,889
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,626,534         2,639,516   $          2.51
Band 100                                                       934,821           361,092              2.59
Band 75                                                              0                 0              2.67
Band 50                                                              0                 0              2.75
Band 25                                                              0                 0              2.84
Band 0                                                         776,534           265,246              2.93
                                                       ---------------   ---------------
 Total                                                 $     8,337,889         3,265,854
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (75,698)
                                                                                           ---------------
Net investment income (loss)                                                                       (75,698)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           606,763
Realized gain distributions                                                                        267,280
Net change in unrealized appreciation (depreciation)                                              (180,592)
                                                                                           ---------------
Net gain (loss)                                                                                    693,451
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       617,753
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (75,698)  $            (54,603)
Net realized gain (loss)                                                     606,763                302,510
Realized gain distributions                                                  267,280                262,346
Net change in unrealized appreciation (depreciation)                        (180,592)              (154,554)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            617,753                355,699
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,224,177              2,608,281
Cost of units redeemed                                                    (2,367,695)            (1,391,677)
Account charges                                                               (2,278)                (1,133)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,854,204              1,215,471
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,471,957              1,571,170
Net assets, beginning                                                      5,865,932              4,294,762
                                                                --------------------   --------------------
Net assets, ending                                              $          8,337,889   $          5,865,932
                                                                ====================   ====================

Units sold                                                                 1,782,954              1,429,663
Units redeemed                                                            (1,034,129)              (891,492)
                                                                --------------------   --------------------
Net increase (decrease)                                                      748,825                538,171
Units outstanding, beginning                                               2,517,029              1,978,858
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,265,854              2,517,029
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         13,004,988
Cost of units redeemed/account charges                                                           (7,235,686)
Net investment income (loss)                                                                       (237,245)
Net realized gain (loss)                                                                          1,313,334
Realized gain distributions                                                                         529,626
Net change in unrealized appreciation (depreciation)                                                962,872
                                                                                       --------------------
Net assets                                                                             $          8,337,889
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.51             2,640   $         6,627              1.25%              9.2%
12/31/2014                        2.30             2,062             4,741              1.25%              7.4%
12/31/2013                        2.14             1,785             3,823              1.25%             39.1%
12/31/2012                        1.54             1,626             2,503              1.25%             16.4%
12/31/2011                        1.32               874             1,156              1.25%             -0.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.59               361   $           935              1.00%              9.5%
12/31/2014                        2.36               281               664              1.00%              7.6%
12/31/2013                        2.20                 1                 2              1.00%             39.5%
12/31/2012                        1.58                 0                 0              1.00%             16.7%
12/31/2011                        1.35                 0                 0              1.00%              0.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.67                 0   $             0              0.75%              9.7%
12/31/2014                        2.43                 0                 0              0.75%              7.9%
12/31/2013                        2.25                 0                 0              0.75%             39.8%
12/31/2012                        1.61                 0                 0              0.75%             16.9%
12/31/2011                        1.38                 0                 0              0.75%              0.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.75                 0   $             0              0.50%             10.0%
12/31/2014                        2.50                 0                 0              0.50%              8.2%
12/31/2013                        2.31                 0                 0              0.50%             40.2%
12/31/2012                        1.65                 0                 0              0.50%             17.2%
12/31/2011                        1.41                 0                 0              0.50%              0.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.84                 0   $             0              0.25%             10.3%
12/31/2014                        2.57                 0                 0              0.25%              8.4%
12/31/2013                        2.37                 0                 0              0.25%             40.5%
12/31/2012                        1.69                 0                 0              0.25%             17.5%
12/31/2011                        1.44                 0                 0              0.25%              0.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.93               265   $           777              0.00%             10.6%
12/31/2014                        2.65               174               461              0.00%              8.7%
12/31/2013                        2.44               193               470              0.00%             40.9%
12/31/2012                        1.73               185               321              0.00%             17.8%
12/31/2011                        1.47               147               216              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE EQUITY INCOME FUND R CLASS - 779547306

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,444,133   $    12,488,564           404,247
                                                                         ===============   ===============
Receivables: investments sold                                   16,286
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,460,419
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,058,263         3,293,598   $          2.14
Band 100                                                     2,701,956         1,222,787              2.21
Band 75                                                              0                 0              2.28
Band 50                                                      1,065,114           453,379              2.35
Band 25                                                              0                 0              2.42
Band 0                                                         635,086           252,800              2.51
                                                       ---------------   ---------------
 Total                                                 $    11,460,419         5,222,564
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       198,601
Mortality & expense charges                                                                       (163,303)
                                                                                           ---------------
Net investment income (loss)                                                                        35,298
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         2,528,273
Realized gain distributions                                                                        570,188
Net change in unrealized appreciation (depreciation)                                            (4,257,316)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,158,855)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,123,557)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             35,298   $             64,483
Net realized gain (loss)                                                   2,528,273                977,635
Realized gain distributions                                                  570,188              1,074,916
Net change in unrealized appreciation (depreciation)                      (4,257,316)              (925,852)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,123,557)             1,191,182
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,952,820              7,955,996
Cost of units redeemed                                                   (12,234,659)            (5,498,303)
Account charges                                                               (5,591)               (24,772)
                                                                --------------------   --------------------
Increase (decrease)                                                       (8,287,430)             2,432,921
                                                                --------------------   --------------------
Net increase (decrease)                                                   (9,410,987)             3,624,103
Net assets, beginning                                                     20,871,406             17,247,303
                                                                --------------------   --------------------
Net assets, ending                                              $         11,460,419   $         20,871,406
                                                                ====================   ====================

Units sold                                                                 1,917,065              4,465,761
Units redeemed                                                            (5,479,872)            (3,352,865)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,562,807)             1,112,896
Units outstanding, beginning                                               8,785,371              7,672,475
                                                                --------------------   --------------------
Units outstanding, ending                                                  5,222,564              8,785,371
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         40,112,544
Cost of units redeemed/account charges                                                          (33,823,035)
Net investment income (loss)                                                                        379,795
Net realized gain (loss)                                                                          3,046,324
Realized gain distributions                                                                       2,789,222
Net change in unrealized appreciation (depreciation)                                             (1,044,431)
                                                                                       --------------------
Net assets                                                                             $         11,460,419
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.14             3,294   $         7,058              1.25%             -8.3%
12/31/2014                        2.34             6,848            16,009              1.25%              5.6%
12/31/2013                        2.21             6,608            14,632              1.25%             27.5%
12/31/2012                        1.74             5,766            10,017              1.25%             15.2%
12/31/2011                        1.51             5,427             8,185              1.25%             -2.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21             1,223   $         2,702              1.00%             -8.1%
12/31/2014                        2.40               961             2,311              1.00%              5.8%
12/31/2013                        2.27                 0                 0              1.00%             27.8%
12/31/2012                        1.78                 0                 0              1.00%             15.5%
12/31/2011                        1.54                 0                 0              1.00%             -2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.75%             -7.9%
12/31/2014                        2.47                 0                 0              0.75%              6.1%
12/31/2013                        2.33                 0                 0              0.75%             28.1%
12/31/2012                        1.82                 0                 0              0.75%             15.7%
12/31/2011                        1.57                 0                 0              0.75%             -2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.35               453   $         1,065              0.50%             -7.6%
12/31/2014                        2.54               562             1,430              0.50%              6.4%
12/31/2013                        2.39               567             1,355              0.50%             28.4%
12/31/2012                        1.86               520               969              0.50%             16.0%
12/31/2011                        1.60               532               854              0.50%             -1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.42                 0   $             0              0.25%             -7.4%
12/31/2014                        2.62                 0                 0              0.25%              6.6%
12/31/2013                        2.45                 0                 0              0.25%             28.7%
12/31/2012                        1.91                 0                 0              0.25%             16.3%
12/31/2011                        1.64                 0                 0              0.25%             -1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.51               253   $           635              0.00%             -7.2%
12/31/2014                        2.71               414             1,121              0.00%              6.9%
12/31/2013                        2.53               498             1,260              0.00%             29.1%
12/31/2012                        1.96               536             1,051              0.00%             16.6%
12/31/2011                        1.68               436               733              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.5%
                2013               1.3%
                2012               1.7%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
               T. ROWE PRICE EQUITY INCOME PORTFOLIO - 77954T100

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    82,407,665   $    73,069,738         3,074,062
                                                                         ===============   ===============
Receivables: investments sold                                    7,950
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    82,415,615
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    81,685,760        19,149,313   $          4.27
Band 100                                                             0                 0              4.40
Band 75                                                              0                 0              4.54
Band 50                                                              0                 0              4.68
Band 25                                                              0                 0              4.82
Band 0                                                         729,855           132,004              5.53
                                                       ---------------   ---------------
 Total                                                 $    82,415,615        19,281,317
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $     1,968,953
Mortality & expense charges                                                                     (1,417,125)
                                                                                           ---------------
Net investment income (loss)                                                                       551,828
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                        10,678,512
Realized gain distributions                                                                      2,104,694
Net change in unrealized appreciation (depreciation)                                           (23,022,112)
                                                                                           ---------------
Net gain (loss)                                                                                (10,238,906)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (9,687,078)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            551,828   $            666,149
Net realized gain (loss)                                                  10,678,512              5,586,998
Realized gain distributions                                                2,104,694                      0
Net change in unrealized appreciation (depreciation)                     (23,022,112)             2,068,250
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (9,687,078)             8,321,397
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,104,253             27,435,199
Cost of units redeemed                                                   (54,645,284)           (31,656,894)
Account charges                                                              (17,359)               (53,952)
                                                                --------------------   --------------------
Increase (decrease)                                                      (43,558,390)            (4,275,647)
                                                                --------------------   --------------------
Net increase (decrease)                                                  (53,245,468)             4,045,750
Net assets, beginning                                                    135,661,083            131,615,333
                                                                --------------------   --------------------
Net assets, ending                                              $         82,415,615   $        135,661,083
                                                                ====================   ====================

Units sold                                                                 2,667,556              6,946,523
Units redeemed                                                           (12,606,381)            (7,797,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (9,938,825)              (850,903)
Units outstanding, beginning                                              29,220,142             30,071,045
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,281,317             29,220,142
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        349,391,308
Cost of units redeemed/account charges                                                         (340,725,683)
Net investment income (loss)                                                                     15,242,353
Net realized gain (loss)                                                                         28,539,399
Realized gain distributions                                                                      20,630,311
Net change in unrealized appreciation (depreciation)                                              9,337,927
                                                                                       --------------------
Net assets                                                                             $         82,415,615
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/28/1995
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.27            19,149   $        81,686              1.25%             -8.0%
12/31/2014                        4.64            29,097           134,927              1.25%              6.0%
12/31/2013                        4.37            29,973           131,074              1.25%             28.1%
12/31/2012                        3.41            29,358           100,213              1.25%             15.7%
12/31/2011                        2.95            31,555            93,104              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.40                 0   $             0              1.00%             -7.8%
12/31/2014                        4.77                 0                 0              1.00%              6.3%
12/31/2013                        4.49                 0                 0              1.00%             28.4%
12/31/2012                        3.49                 0                 0              1.00%             16.0%
12/31/2011                        3.01                 0                 0              1.00%             -1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.54                 0   $             0              0.75%             -7.5%
12/31/2014                        4.91                 0                 0              0.75%              6.6%
12/31/2013                        4.60                 0                 0              0.75%             28.8%
12/31/2012                        3.58                 0                 0              0.75%             16.3%
12/31/2011                        3.07                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.68                 0   $             0              0.50%             -7.3%
12/31/2014                        5.05                 0                 0              0.50%              6.8%
12/31/2013                        4.72                 0                 0              0.50%             29.1%
12/31/2012                        3.66                 0                 0              0.50%             16.6%
12/31/2011                        3.14                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.82                 0   $             0              0.25%             -7.1%
12/31/2014                        5.19                 0                 0              0.25%              7.1%
12/31/2013                        4.85                 0                 0              0.25%             29.4%
12/31/2012                        3.74                 0                 0              0.25%             16.9%
12/31/2011                        3.20                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          5.53               132   $           730              0.00%             -6.9%
12/31/2014                        5.94               124               734              0.00%              7.4%
12/31/2013                        5.53                98               542              0.00%             29.7%
12/31/2012                        4.26                 0                 0              0.00%             17.1%
12/31/2011                        3.64                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.8%
                2013               1.6%
                2012               2.2%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                 T. ROWE PRICE EUROPEAN STOCK FUND - 77956H401

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       274,027   $       243,833            14,267
                                                                         ===============   ===============
Receivables: investments sold                                    2,057
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       276,084
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       276,084           136,796   $          2.02
Band 100                                                             0                 0              2.08
Band 75                                                              0                 0              2.15
Band 50                                                              0                 0              2.21
Band 25                                                              0                 0              2.28
Band 0                                                               0                 0              2.43
                                                       ---------------   ---------------
 Total                                                 $       276,084           136,796
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         4,039
Mortality & expense charges                                                                         (3,198)
                                                                                           ---------------
Net investment income (loss)                                                                           841
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            12,387
Realized gain distributions                                                                          3,787
Net change in unrealized appreciation (depreciation)                                               (18,644)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,470)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,629)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                841   $                279
Net realized gain (loss)                                                      12,387                 23,797
Realized gain distributions                                                    3,787                      0
Net change in unrealized appreciation (depreciation)                         (18,644)               (48,506)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,629)               (24,430)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      76,818                 45,654
Cost of units redeemed                                                       (46,279)               (85,577)
Account charges                                                                  (78)                  (104)
                                                                --------------------   --------------------
Increase (decrease)                                                           30,461                (40,027)
                                                                --------------------   --------------------
Net increase (decrease)                                                       28,832                (64,457)
Net assets, beginning                                                        247,252                311,709
                                                                --------------------   --------------------
Net assets, ending                                              $            276,084   $            247,252
                                                                ====================   ====================

Units sold                                                                    36,855                 21,191
Units redeemed                                                               (21,769)               (42,066)
                                                                --------------------   --------------------
Net increase (decrease)                                                       15,086                (20,875)
Units outstanding, beginning                                                 121,710                142,585
                                                                --------------------   --------------------
Units outstanding, ending                                                    136,796                121,710
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            675,884
Cost of units redeemed/account charges                                                             (523,939)
Net investment income (loss)                                                                         16,004
Net realized gain (loss)                                                                              1,201
Realized gain distributions                                                                          76,740
Net change in unrealized appreciation (depreciation)                                                 30,194
                                                                                       --------------------
Net assets                                                                             $            276,084
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02               137   $           276              1.25%             -0.7%
12/31/2014                        2.03               122               247              1.25%             -7.1%
12/31/2013                        2.19               143               312              1.25%             33.8%
12/31/2012                        1.63               147               241              1.25%             21.7%
12/31/2011                        1.34               165               222              1.25%            -10.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              1.00%             -0.4%
12/31/2014                        2.09                 0                 0              1.00%             -6.8%
12/31/2013                        2.24                 0                 0              1.00%             34.1%
12/31/2012                        1.67                 0                 0              1.00%             22.0%
12/31/2011                        1.37                 0                 0              1.00%            -10.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.15                 0   $             0              0.75%             -0.2%
12/31/2014                        2.15                 0                 0              0.75%             -6.6%
12/31/2013                        2.30                 0                 0              0.75%             34.4%
12/31/2012                        1.71                 0                 0              0.75%             22.3%
12/31/2011                        1.40                 0                 0              0.75%            -10.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.50%              0.1%
12/31/2014                        2.21                 0                 0              0.50%             -6.4%
12/31/2013                        2.36                 0                 0              0.50%             34.8%
12/31/2012                        1.75                 0                 0              0.50%             22.6%
12/31/2011                        1.43                 0                 0              0.50%             -9.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.28                 0   $             0              0.25%              0.3%
12/31/2014                        2.27                 0                 0              0.25%             -6.1%
12/31/2013                        2.42                 0                 0              0.25%             35.1%
12/31/2012                        1.79                 0                 0              0.25%             22.9%
12/31/2011                        1.46                 0                 0              0.25%             -9.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.43                 0   $             0              0.00%              0.6%
12/31/2014                        2.41                 0                 0              0.00%             -5.9%
12/31/2013                        2.56                 0                 0              0.00%             35.4%
12/31/2012                        1.89                 0                 0              0.00%             23.3%
12/31/2011                        1.54                 0                 0              0.00%             -9.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.5%
                2014               1.4%
                2013               1.3%
                2012               1.8%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE GROWTH STOCK FUND ADVISOR CLASS - 741479208

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    71,440,754   $    53,404,537         1,353,796
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (68,622)
                                                       ---------------
Net assets                                             $    71,372,132
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    70,527,866        40,907,157   $          1.72
Band 100                                                             0                 0              1.76
Band 75                                                              0                 0              1.80
Band 50                                                              0                 0              1.84
Band 25                                                              0                 0              1.88
Band 0                                                         844,266           439,758              1.92
                                                       ---------------   ---------------
 Total                                                 $    71,372,132        41,346,915
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (894,048)
                                                                                           ---------------
Net investment income (loss)                                                                      (894,048)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         3,643,968
Realized gain distributions                                                                      4,936,480
Net change in unrealized appreciation (depreciation)                                            (1,430,260)
                                                                                           ---------------
Net gain (loss)                                                                                  7,150,188
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     6,256,140
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (894,048)  $           (906,577)
Net realized gain (loss)                                                   3,643,968              5,067,756
Realized gain distributions                                                4,936,480              6,357,054
Net change in unrealized appreciation (depreciation)                      (1,430,260)            (5,190,663)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          6,256,140              5,327,570
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,864,511             11,477,841
Cost of units redeemed                                                   (13,869,508)           (16,013,454)
Account charges                                                              (10,229)               (11,445)
                                                                --------------------   --------------------
Increase (decrease)                                                       (5,015,226)            (4,547,058)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,240,914                780,512
Net assets, beginning                                                     70,131,218             69,350,706
                                                                --------------------   --------------------
Net assets, ending                                              $         71,372,132   $         70,131,218
                                                                ====================   ====================

Units sold                                                                 5,518,975             10,140,881
Units redeemed                                                            (8,557,941)           (12,827,250)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,038,966)            (2,686,369)
Units outstanding, beginning                                              44,385,881             47,072,250
                                                                --------------------   --------------------
Units outstanding, ending                                                 41,346,915             44,385,881
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $        108,127,722
Cost of units redeemed/account charges                                                          (70,205,242)
Net investment income (loss)                                                                     (4,679,648)
Net realized gain (loss)                                                                          7,758,383
Realized gain distributions                                                                      12,334,700
Net change in unrealized appreciation (depreciation)                                             18,036,217
                                                                                       --------------------
Net assets                                                                             $         71,372,132
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.72            40,907   $        70,528              1.25%              9.2%
12/31/2014                        1.58            44,030            69,514              1.25%              7.2%
12/31/2013                        1.47            46,767            68,862              1.25%             37.1%
12/31/2012                        1.07            48,547            52,125              1.25%             17.2%
12/31/2011                        0.92            42,190            38,657              1.25%             -2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.76                 0   $             0              1.00%              9.5%
12/31/2014                        1.61                 0                 0              1.00%              7.5%
12/31/2013                        1.50                 0                 0              1.00%             37.5%
12/31/2012                        1.09                 0                 0              1.00%             17.5%
12/31/2011                        0.93                 0                 0              1.00%             -2.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.80                 0   $             0              0.75%              9.8%
12/31/2014                        1.64                 0                 0              0.75%              7.8%
12/31/2013                        1.52                 0                 0              0.75%             37.8%
12/31/2012                        1.10                 0                 0              0.75%             17.8%
12/31/2011                        0.94                 0                 0              0.75%             -2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.50%             10.0%
12/31/2014                        1.67                 0                 0              0.50%              8.0%
12/31/2013                        1.55                 0                 0              0.50%             38.2%
12/31/2012                        1.12                 0                 0              0.50%             18.1%
12/31/2011                        0.95                 0                 0              0.50%             -1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.25%             10.3%
12/31/2014                        1.70                 0                 0              0.25%              8.3%
12/31/2013                        1.57                 0                 0              0.25%             38.5%
12/31/2012                        1.14                 0                 0              0.25%             18.4%
12/31/2011                        0.96                 0                 0              0.25%             -1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.92               440   $           844              0.00%             10.6%
12/31/2014                        1.74               355               617              0.00%              8.6%
12/31/2013                        1.60               305               489              0.00%             38.9%
12/31/2012                        1.15                 0                 0              0.00%             18.7%
12/31/2011                        0.97                 0                 0              0.00%             -1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE GROWTH STOCK FUND R CLASS - 741479307

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,834,325   $    10,205,050           248,362
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (68,471)
                                                       ---------------
Net assets                                             $    12,765,854
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,147,112         3,528,007   $          2.88
Band 100                                                     2,532,213           853,849              2.97
Band 75                                                              0                 0              3.06
Band 50                                                         54,783            17,375              3.15
Band 25                                                              0                 0              3.25
Band 0                                                          31,746             9,352              3.39
                                                       ---------------   ---------------
 Total                                                 $    12,765,854         4,408,583
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                       (146,661)
                                                                                           ---------------
Net investment income (loss)                                                                      (146,661)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           948,162
Realized gain distributions                                                                        892,147
Net change in unrealized appreciation (depreciation)                                              (645,961)
                                                                                           ---------------
Net gain (loss)                                                                                  1,194,348
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $     1,047,687
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (146,661)  $           (138,343)
Net realized gain (loss)                                                     948,162                974,119
Realized gain distributions                                                  892,147              1,091,610
Net change in unrealized appreciation (depreciation)                        (645,961)            (1,132,479)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                          1,047,687                794,907
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,340,365              2,093,732
Cost of units redeemed                                                    (3,297,770)            (3,300,309)
Account charges                                                               (5,059)                (3,448)
                                                                --------------------   --------------------
Increase (decrease)                                                           37,536             (1,210,025)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,085,223               (415,118)
Net assets, beginning                                                     11,680,631             12,095,749
                                                                --------------------   --------------------
Net assets, ending                                              $         12,765,854   $         11,680,631
                                                                ====================   ====================

Units sold                                                                 1,219,832              1,329,232
Units redeemed                                                            (1,187,233)            (1,823,909)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,599               (494,677)
Units outstanding, beginning                                               4,375,984              4,870,661
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,408,583              4,375,984
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         62,046,476
Cost of units redeemed/account charges                                                          (60,879,557)
Net investment income (loss)                                                                     (1,421,629)
Net realized gain (loss)                                                                          7,673,151
Realized gain distributions                                                                       2,718,138
Net change in unrealized appreciation (depreciation)                                              2,629,275
                                                                                       --------------------
Net assets                                                                             $         12,765,854
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.88             3,528   $        10,147              1.25%              8.9%
12/31/2014                        2.64             3,501             9,245              1.25%              6.9%
12/31/2013                        2.47             4,553            11,243              1.25%             36.8%
12/31/2012                        1.81             4,264             7,698              1.25%             16.9%
12/31/2011                        1.54             4,082             6,306              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.97               854   $         2,532              1.00%              9.2%
12/31/2014                        2.72               693             1,882              1.00%              7.2%
12/31/2013                        2.53               146               370              1.00%             37.1%
12/31/2012                        1.85               123               227              1.00%             17.2%
12/31/2011                        1.58               110               173              1.00%             -2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.06                 0   $             0              0.75%              9.5%
12/31/2014                        2.79                 0                 0              0.75%              7.5%
12/31/2013                        2.60                 0                 0              0.75%             37.5%
12/31/2012                        1.89                 0                 0              0.75%             17.5%
12/31/2011                        1.61                 0                 0              0.75%             -2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.15                17   $            55              0.50%              9.8%
12/31/2014                        2.87                23                65              0.50%              7.7%
12/31/2013                        2.67                24                63              0.50%             37.8%
12/31/2012                        1.93                24                47              0.50%             17.7%
12/31/2011                        1.64                30                50              0.50%             -1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.25                 0   $             0              0.25%             10.0%
12/31/2014                        2.95                 0                 0              0.25%              8.0%
12/31/2013                        2.74                 0                 0              0.25%             38.2%
12/31/2012                        1.98                 0                 0              0.25%             18.0%
12/31/2011                        1.68                 0                 0              0.25%             -1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.39                 9   $            32              0.00%             10.3%
12/31/2014                        3.08               159               489              0.00%              8.3%
12/31/2013                        2.84               148               420              0.00%             38.5%
12/31/2012                        2.05               162               332              0.00%             18.3%
12/31/2011                        1.73               142               247              0.00%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
     T. ROWE PRICE INTERNATIONAL GROWTH & INCOME ADVISOR CLASS - 77956H773

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,547,542   $    11,064,906           795,855
                                                                         ===============   ===============
Receivables: investments sold                                   29,373
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,576,915
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,576,915        12,679,036   $          0.83
Band 100                                                             0                 0              0.85
Band 75                                                              0                 0              0.87
Band 50                                                              0                 0              0.89
Band 25                                                              0                 0              0.91
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $    10,576,915        12,679,036
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       178,435
Mortality & expense charges                                                                       (140,914)
                                                                                           ---------------
Net investment income (loss)                                                                        37,521
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            82,217
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (634,619)
                                                                                           ---------------
Net gain (loss)                                                                                   (552,402)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (514,881)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,521   $            139,050
Net realized gain (loss)                                                      82,217                390,225
Realized gain distributions                                                        0                361,943
Net change in unrealized appreciation (depreciation)                        (634,619)            (1,744,226)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (514,881)              (853,008)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,735,439              3,041,592
Cost of units redeemed                                                    (1,572,386)            (3,292,618)
Account charges                                                                 (382)                  (877)
                                                                --------------------   --------------------
Increase (decrease)                                                          162,671               (251,903)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (352,210)            (1,104,911)
Net assets, beginning                                                     10,929,125             12,034,036
                                                                --------------------   --------------------
Net assets, ending                                              $         10,576,915   $         10,929,125
                                                                ====================   ====================

Units sold                                                                 2,039,037              3,955,896
Units redeemed                                                            (1,862,775)            (4,307,746)
                                                                --------------------   --------------------
Net increase (decrease)                                                      176,262               (351,850)
Units outstanding, beginning                                              12,502,774             12,854,624
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,679,036             12,502,774
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         32,841,257
Cost of units redeemed/account charges                                                          (19,934,614)
Net investment income (loss)                                                                      1,014,837
Net realized gain (loss)                                                                         (4,001,691)
Realized gain distributions                                                                       1,174,490
Net change in unrealized appreciation (depreciation)                                               (517,364)
                                                                                       --------------------
Net assets                                                                             $         10,576,915
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.83            12,679   $        10,577              1.25%             -4.6%
12/31/2014                        0.87            12,503            10,929              1.25%             -6.6%
12/31/2013                        0.94            12,855            12,034              1.25%             21.1%
12/31/2012                        0.77            12,883             9,961              1.25%             13.7%
12/31/2011                        0.68            12,938             8,798              1.25%            -12.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.85                 0   $             0              1.00%             -4.3%
12/31/2014                        0.89                 0                 0              1.00%             -6.4%
12/31/2013                        0.95                 0                 0              1.00%             21.4%
12/31/2012                        0.78                 0                 0              1.00%             14.0%
12/31/2011                        0.69                 0                 0              1.00%            -11.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.87                 0   $             0              0.75%             -4.1%
12/31/2014                        0.91                 0                 0              0.75%             -6.2%
12/31/2013                        0.97                 0                 0              0.75%             21.7%
12/31/2012                        0.80                 0                 0              0.75%             14.3%
12/31/2011                        0.70                 0                 0              0.75%            -11.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.89                 0   $             0              0.50%             -3.8%
12/31/2014                        0.93                 0                 0              0.50%             -5.9%
12/31/2013                        0.98                 0                 0              0.50%             22.0%
12/31/2012                        0.81                 0                 0              0.50%             14.6%
12/31/2011                        0.70                 0                 0              0.50%            -11.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.25%             -3.6%
12/31/2014                        0.94                 0                 0              0.25%             -5.7%
12/31/2013                        1.00                 0                 0              0.25%             22.3%
12/31/2012                        0.82                 0                 0              0.25%             14.9%
12/31/2011                        0.71                 0                 0              0.25%            -11.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%             -3.4%
12/31/2014                        0.96                 0                 0              0.00%             -5.5%
12/31/2013                        1.02                 0                 0              0.00%             22.6%
12/31/2012                        0.83                 0                 0              0.00%             15.1%
12/31/2011                        0.72                 0                 0              0.00%            -10.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.7%
                2014               2.6%
                2013               2.0%
                2012               2.0%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        T. ROWE PRICE INTERNATIONAL GROWTH & INCOME R CLASS - 77956H799

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,876,319   $     1,892,004           142,820
                                                                         ===============   ===============
Receivables: investments sold                                    3,193
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,879,512
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,422,525           650,419   $          2.19
Band 100                                                       456,987           202,642              2.26
Band 75                                                              0                 0              2.33
Band 50                                                              0                 0              2.40
Band 25                                                              0                 0              2.47
Band 0                                                               0                 0              2.60
                                                       ---------------   ---------------
 Total                                                 $     1,879,512           853,061
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        25,769
Mortality & expense charges                                                                        (25,485)
                                                                                           ---------------
Net investment income (loss)                                                                           284
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            64,607
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (163,863)
                                                                                           ---------------
Net gain (loss)                                                                                    (99,256)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (98,972)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                284   $             22,866
Net realized gain (loss)                                                      64,607                129,310
Realized gain distributions                                                        0                 72,825
Net change in unrealized appreciation (depreciation)                        (163,863)              (388,327)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (98,972)              (163,326)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     330,078                438,167
Cost of units redeemed                                                      (530,415)              (676,943)
Account charges                                                                 (658)                  (811)
                                                                --------------------   --------------------
Increase (decrease)                                                         (200,995)              (239,587)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (299,967)              (402,913)
Net assets, beginning                                                      2,179,479              2,582,392
                                                                --------------------   --------------------
Net assets, ending                                              $          1,879,512   $          2,179,479
                                                                ====================   ====================

Units sold                                                                   161,095                258,759
Units redeemed                                                              (250,750)              (360,668)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (89,655)              (101,909)
Units outstanding, beginning                                                 942,716              1,044,625
                                                                --------------------   --------------------
Units outstanding, ending                                                    853,061                942,716
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         24,518,068
Cost of units redeemed/account charges                                                          (24,924,206)
Net investment income (loss)                                                                         (8,390)
Net realized gain (loss)                                                                          1,795,224
Realized gain distributions                                                                         514,501
Net change in unrealized appreciation (depreciation)                                                (15,685)
                                                                                       --------------------
Net assets                                                                             $          1,879,512
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.19               650   $         1,423              1.25%             -4.8%
12/31/2014                        2.30               739             1,699              1.25%             -6.9%
12/31/2013                        2.47               975             2,405              1.25%             20.8%
12/31/2012                        2.04               950             1,942              1.25%             13.3%
12/31/2011                        1.80               866             1,561              1.25%            -12.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.26               203   $           457              1.00%             -4.6%
12/31/2014                        2.36               203               481              1.00%             -6.7%
12/31/2013                        2.53                70               177              1.00%             21.1%
12/31/2012                        2.09                58               122              1.00%             13.6%
12/31/2011                        1.84                56               102              1.00%            -12.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.33                 0   $             0              0.75%             -4.3%
12/31/2014                        2.43                 0                 0              0.75%             -6.4%
12/31/2013                        2.60                 0                 0              0.75%             21.4%
12/31/2012                        2.14                 0                 0              0.75%             13.9%
12/31/2011                        1.88                 0                 0              0.75%            -11.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.40                 0   $             0              0.50%             -4.1%
12/31/2014                        2.50                 0                 0              0.50%             -6.2%
12/31/2013                        2.67                 0                 0              0.50%             21.7%
12/31/2012                        2.19                 0                 0              0.50%             14.2%
12/31/2011                        1.92                 0                 0              0.50%            -11.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.47                 0   $             0              0.25%             -3.9%
12/31/2014                        2.57                 0                 0              0.25%             -6.0%
12/31/2013                        2.73                 0                 0              0.25%             22.0%
12/31/2012                        2.24                 0                 0              0.25%             14.5%
12/31/2011                        1.96                 0                 0              0.25%            -11.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.60                 0   $             0              0.00%             -3.6%
12/31/2014                        2.69                 0                 0              0.00%             -5.7%
12/31/2013                        2.86                 0                 0              0.00%             22.3%
12/31/2012                        2.34                 0                 0              0.00%             14.8%
12/31/2011                        2.04                 0                 0              0.00%            -11.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               2.2%
                2013               1.8%
                2012               2.0%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE INTERNATIONAL STOCK FUND R CLASS - 77956H781

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       466,699   $       491,586            30,715
                                                                         ===============   ===============
Receivables: investments sold                                      178
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       466,877
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       275,627           158,978   $          1.73
Band 100                                                       191,250           106,967              1.79
Band 75                                                              0                 0              1.84
Band 50                                                              0                 0              1.90
Band 25                                                              0                 0              1.96
Band 0                                                               0                 0              2.02
                                                       ---------------   ---------------
 Total                                                 $       466,877           265,945
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,458
Mortality & expense charges                                                                         (7,694)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,236)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            50,716
Realized gain distributions                                                                          1,229
Net change in unrealized appreciation (depreciation)                                               (70,096)
                                                                                           ---------------
Net gain (loss)                                                                                    (18,151)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (23,387)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,236)  $             (4,532)
Net realized gain (loss)                                                      50,716                 32,510
Realized gain distributions                                                    1,229                 14,526
Net change in unrealized appreciation (depreciation)                         (70,096)               (59,810)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (23,387)               (17,306)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     220,115                206,870
Cost of units redeemed                                                      (392,306)              (186,798)
Account charges                                                                  (36)                   (71)
                                                                --------------------   --------------------
Increase (decrease)                                                         (172,227)                20,001
                                                                --------------------   --------------------
Net increase (decrease)                                                     (195,614)                 2,695
Net assets, beginning                                                        662,491                659,796
                                                                --------------------   --------------------
Net assets, ending                                              $            466,877   $            662,491
                                                                ====================   ====================

Units sold                                                                   117,072                212,865
Units redeemed                                                              (220,515)              (204,486)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (103,443)                 8,379
Units outstanding, beginning                                                 369,388                361,009
                                                                --------------------   --------------------
Units outstanding, ending                                                    265,945                369,388
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,752,478
Cost of units redeemed/account charges                                                           (1,341,162)
Net investment income (loss)                                                                        (13,613)
Net realized gain (loss)                                                                             38,117
Realized gain distributions                                                                          55,944
Net change in unrealized appreciation (depreciation)                                                (24,887)
                                                                                       --------------------
Net assets                                                                             $            466,877
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/15/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.73               159   $           276              1.25%             -2.5%
12/31/2014                        1.78               261               464              1.25%             -2.7%
12/31/2013                        1.83               361               659              1.25%             12.3%
12/31/2012                        1.63               309               503              1.25%             16.7%
12/31/2011                        1.40               193               269              1.25%            -13.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.79               107   $           191              1.00%             -2.3%
12/31/2014                        1.83               109               199              1.00%             -2.4%
12/31/2013                        1.88                 0                 1              1.00%             12.6%
12/31/2012                        1.67                 0                 0              1.00%             17.0%
12/31/2011                        1.42                 0                 0              1.00%            -13.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.75%             -2.0%
12/31/2014                        1.88                 0                 0              0.75%             -2.2%
12/31/2013                        1.92                 0                 0              0.75%             12.8%
12/31/2012                        1.71                 0                 0              0.75%             17.3%
12/31/2011                        1.45                 0                 0              0.75%            -13.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.50%             -1.8%
12/31/2014                        1.94                 0                 0              0.50%             -2.0%
12/31/2013                        1.97                 0                 0              0.50%             13.1%
12/31/2012                        1.75                 0                 0              0.50%             17.6%
12/31/2011                        1.48                 0                 0              0.50%            -13.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.25%             -1.5%
12/31/2014                        1.99                 0                 0              0.25%             -1.7%
12/31/2013                        2.02                 0                 0              0.25%             13.4%
12/31/2012                        1.79                 0                 0              0.25%             17.8%
12/31/2011                        1.51                 0                 0              0.25%            -13.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.02                 0   $             0              0.00%             -1.3%
12/31/2014                        2.05                 0                 0              0.00%             -1.5%
12/31/2013                        2.08                 0                 0              0.00%             13.7%
12/31/2012                        1.83                 0                 0              0.00%             18.1%
12/31/2011                        1.55                 0                 0              0.00%            -12.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.6%
                2013               0.7%
                2012               0.9%
                2011               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE MID-CAP GROWTH FUND R CLASS - 779556307

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,748,706   $     7,181,904           110,853
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (21,100)
                                                       ---------------
Net assets                                             $     7,727,606
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,879,479         1,512,796   $          3.89
Band 100                                                             0                 0              4.01
Band 75                                                              0                 0              4.13
Band 50                                                              0                 0              4.26
Band 25                                                              0                 0              4.39
Band 0                                                       1,848,127           403,715              4.58
                                                       ---------------   ---------------
 Total                                                 $     7,727,606         1,916,511
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (74,358)
                                                                                           ---------------
Net investment income (loss)                                                                       (74,358)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           534,757
Realized gain distributions                                                                        673,372
Net change in unrealized appreciation (depreciation)                                              (733,417)
                                                                                           ---------------
Net gain (loss)                                                                                    474,712
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       400,354
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (74,358)  $            (66,881)
Net realized gain (loss)                                                     534,757                171,676
Realized gain distributions                                                  673,372                602,446
Net change in unrealized appreciation (depreciation)                        (733,417)                73,930
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            400,354                781,171
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,973,309              1,707,766
Cost of units redeemed                                                    (2,386,597)            (1,090,606)
Account charges                                                               (3,733)                (3,286)
                                                                --------------------   --------------------
Increase (decrease)                                                         (417,021)               613,874
                                                                --------------------   --------------------
Net increase (decrease)                                                      (16,667)             1,395,045
Net assets, beginning                                                      7,744,273              6,349,228
                                                                --------------------   --------------------
Net assets, ending                                              $          7,727,606   $          7,744,273
                                                                ====================   ====================

Units sold                                                                   518,189                498,499
Units redeemed                                                              (621,802)              (320,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (103,613)               178,118
Units outstanding, beginning                                               2,020,124              1,842,006
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,916,511              2,020,124
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,691,875
Cost of units redeemed/account charges                                                          (11,108,741)
Net investment income (loss)                                                                       (339,904)
Net realized gain (loss)                                                                          1,210,066
Realized gain distributions                                                                       2,707,508
Net change in unrealized appreciation (depreciation)                                                566,802
                                                                                       --------------------
Net assets                                                                             $          7,727,606
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.89             1,513   $         5,879              1.25%              4.7%
12/31/2014                        3.71             1,614             5,991              1.25%             11.2%
12/31/2013                        3.34             1,440             4,807              1.25%             34.5%
12/31/2012                        2.48             1,278             3,172              1.25%             11.9%
12/31/2011                        2.22             1,190             2,640              1.25%             -2.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.01                 0   $             0              1.00%              5.0%
12/31/2014                        3.82                 0                 0              1.00%             11.5%
12/31/2013                        3.43                 0                 0              1.00%             34.9%
12/31/2012                        2.54                 0                 0              1.00%             12.2%
12/31/2011                        2.26                 0                 0              1.00%             -2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.13                 0   $             0              0.75%              5.2%
12/31/2014                        3.93                 0                 0              0.75%             11.7%
12/31/2013                        3.51                 0                 0              0.75%             35.2%
12/31/2012                        2.60                 0                 0              0.75%             12.5%
12/31/2011                        2.31                 0                 0              0.75%             -2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.26                 0   $             0              0.50%              5.5%
12/31/2014                        4.04                 0                 0              0.50%             12.0%
12/31/2013                        3.61                 0                 0              0.50%             35.5%
12/31/2012                        2.66                 0                 0              0.50%             12.7%
12/31/2011                        2.36                 0                 0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.39                 0   $             0              0.25%              5.8%
12/31/2014                        4.15                 0                 0              0.25%             12.3%
12/31/2013                        3.70                 0                 0              0.25%             35.9%
12/31/2012                        2.72                 0                 0              0.25%             13.0%
12/31/2011                        2.41                 0                 0              0.25%             -2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          4.58               404   $         1,848              0.00%              6.0%
12/31/2014                        4.32               406             1,754              0.00%             12.6%
12/31/2013                        3.84               402             1,542              0.00%             36.2%
12/31/2012                        2.82               386             1,085              0.00%             13.3%
12/31/2011                        2.48               383               951              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              T. ROWE PRICE MID-CAP VALUE FUND R CLASS - 77957Y205

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,221,267   $     1,376,071            49,761
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (1,119)
                                                       ---------------
Net assets                                             $     1,220,148
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,119,874           349,832   $          3.20
Band 100                                                             0                 0              3.30
Band 75                                                              0                 0              3.40
Band 50                                                              0                 0              3.51
Band 25                                                              0                 0              3.62
Band 0                                                         100,274            26,484              3.79
                                                       ---------------   ---------------
 Total                                                 $     1,220,148           376,316
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,863
Mortality & expense charges                                                                        (19,994)
                                                                                           ---------------
Net investment income (loss)                                                                       (12,131)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           291,556
Realized gain distributions                                                                        115,633
Net change in unrealized appreciation (depreciation)                                              (446,048)
                                                                                           ---------------
Net gain (loss)                                                                                    (38,859)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (50,990)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (12,131)  $            (19,150)
Net realized gain (loss)                                                     291,556                371,895
Realized gain distributions                                                  115,633                282,438
Net change in unrealized appreciation (depreciation)                        (446,048)              (421,372)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (50,990)               213,811
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     237,008                538,874
Cost of units redeemed                                                    (1,316,305)            (1,370,694)
Account charges                                                                 (347)                  (444)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,079,644)              (832,264)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,130,634)              (618,453)
Net assets, beginning                                                      2,350,782              2,969,235
                                                                --------------------   --------------------
Net assets, ending                                              $          1,220,148   $          2,350,782
                                                                ====================   ====================

Units sold                                                                    69,148                166,621
Units redeemed                                                              (383,783)              (427,470)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (314,635)              (260,849)
Units outstanding, beginning                                                 690,951                951,800
                                                                --------------------   --------------------
Units outstanding, ending                                                    376,316                690,951
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,310,887
Cost of units redeemed/account charges                                                           (6,687,797)
Net investment income (loss)                                                                       (109,966)
Net realized gain (loss)                                                                            771,637
Realized gain distributions                                                                       1,090,191
Net change in unrealized appreciation (depreciation)                                               (154,804)
                                                                                       --------------------
Net assets                                                                             $          1,220,148
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2003
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.20               350   $         1,120              1.25%             -5.1%
12/31/2014                        3.37               656             2,212              1.25%              8.7%
12/31/2013                        3.10               920             2,854              1.25%             29.3%
12/31/2012                        2.40               950             2,281              1.25%             17.5%
12/31/2011                        2.04             1,001             2,045              1.25%             -6.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.30                 0   $             0              1.00%             -4.9%
12/31/2014                        3.47                 0                 0              1.00%              9.0%
12/31/2013                        3.18                 0                 0              1.00%             29.6%
12/31/2012                        2.46                 0                 0              1.00%             17.8%
12/31/2011                        2.09                 0                 0              1.00%             -6.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.40                 0   $             0              0.75%             -4.6%
12/31/2014                        3.57                 0                 0              0.75%              9.2%
12/31/2013                        3.27                 0                 0              0.75%             29.9%
12/31/2012                        2.51                 0                 0              0.75%             18.1%
12/31/2011                        2.13                 0                 0              0.75%             -6.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.51                 0   $             0              0.50%             -4.4%
12/31/2014                        3.67                 0                 0              0.50%              9.5%
12/31/2013                        3.35                 0                 0              0.50%             30.3%
12/31/2012                        2.57                 0                 0              0.50%             18.4%
12/31/2011                        2.17                 0                 0              0.50%             -5.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.62                 0   $             0              0.25%             -4.1%
12/31/2014                        3.78                 0                 0              0.25%              9.8%
12/31/2013                        3.44                 0                 0              0.25%             30.6%
12/31/2012                        2.63                 0                 0              0.25%             18.7%
12/31/2011                        2.22                 0                 0              0.25%             -5.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          3.79                26   $           100              0.00%             -3.9%
12/31/2014                        3.94                35               139              0.00%             10.1%
12/31/2013                        3.58                32               115              0.00%             30.9%
12/31/2012                        2.73                18                48              0.00%             19.0%
12/31/2011                        2.30                20                45              0.00%             -5.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.4%
                2013               0.3%
                2012               0.8%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE MID-CAP VALUE FUND ADVISOR CLASS - 77957Y304

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,798,797   $     2,907,711           112,731
                                                                         ===============   ===============
Receivables: investments sold                                    1,456
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,800,253
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,106,126           767,001   $          1.44
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.57
Band 0                                                       1,694,127         1,054,893              1.61
                                                       ---------------   ---------------
 Total                                                 $     2,800,253         1,821,894
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        25,213
Mortality & expense charges                                                                        (14,516)
                                                                                           ---------------
Net investment income (loss)                                                                        10,697
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            89,952
Realized gain distributions                                                                        252,131
Net change in unrealized appreciation (depreciation)                                              (465,380)
                                                                                           ---------------
Net gain (loss)                                                                                   (123,297)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (112,600)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,697   $              6,365
Net realized gain (loss)                                                      89,952                105,819
Realized gain distributions                                                  252,131                360,711
Net change in unrealized appreciation (depreciation)                        (465,380)              (204,024)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (112,600)               268,871
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     365,590                494,240
Cost of units redeemed                                                      (496,694)              (441,137)
Account charges                                                                 (427)                  (433)
                                                                --------------------   --------------------
Increase (decrease)                                                         (131,531)                52,670
                                                                --------------------   --------------------
Net increase (decrease)                                                     (244,131)               321,541
Net assets, beginning                                                      3,044,384              2,722,843
                                                                --------------------   --------------------
Net assets, ending                                              $          2,800,253   $          3,044,384
                                                                ====================   ====================

Units sold                                                                   231,799                328,730
Units redeemed                                                              (308,853)              (294,764)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (77,054)                33,966
Units outstanding, beginning                                               1,898,948              1,864,982
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,821,894              1,898,948
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,290,703
Cost of units redeemed/account charges                                                           (2,552,177)
Net investment income (loss)                                                                         51,089
Net realized gain (loss)                                                                            200,252
Realized gain distributions                                                                         919,300
Net change in unrealized appreciation (depreciation)                                               (108,914)
                                                                                       --------------------
Net assets                                                                             $          2,800,253
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44               767   $         1,106              1.25%             -4.8%
12/31/2014                        1.52               798             1,209              1.25%              9.0%
12/31/2013                        1.39               789             1,097              1.25%             29.6%
12/31/2012                        1.07               716               769              1.25%             17.8%
12/31/2011                        0.91               621               565              1.25%             -6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%             -4.6%
12/31/2014                        1.54                 0                 0              1.00%              9.2%
12/31/2013                        1.41                 0                 0              1.00%             29.9%
12/31/2012                        1.09                 0                 0              1.00%             18.1%
12/31/2011                        0.92                 0                 0              1.00%             -6.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%             -4.4%
12/31/2014                        1.57                 0                 0              0.75%              9.5%
12/31/2013                        1.44                 0                 0              0.75%             30.3%
12/31/2012                        1.10                 0                 0              0.75%             18.4%
12/31/2011                        0.93                 0                 0              0.75%             -5.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%             -4.1%
12/31/2014                        1.60                 0                 0              0.50%              9.8%
12/31/2013                        1.46                 0                 0              0.50%             30.6%
12/31/2012                        1.12                 0                 0              0.50%             18.7%
12/31/2011                        0.94                 0                 0              0.50%             -5.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -3.9%
12/31/2014                        1.64                 0                 0              0.25%             10.1%
12/31/2013                        1.49                 0                 0              0.25%             30.9%
12/31/2012                        1.14                 0                 0              0.25%             19.0%
12/31/2011                        0.95                 0                 0              0.25%             -5.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61             1,055   $         1,694              0.00%             -3.6%
12/31/2014                        1.67             1,101             1,835              0.00%             10.3%
12/31/2013                        1.51             1,076             1,625              0.00%             31.2%
12/31/2012                        1.15               918             1,056              0.00%             19.3%
12/31/2011                        0.97               856               826              0.00%             -5.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.7%
                2013               0.5%
                2012               1.1%
                2011               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2005 FUND R CLASS - 74149P697

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,237,207   $     1,308,185            99,708
                                                                         ===============   ===============
Receivables: investments sold                                    1,170
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,238,377
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,001,259           866,140   $          1.16
Band 100                                                             0                 0              1.17
Band 75                                                              0                 0              1.18
Band 50                                                              0                 0              1.19
Band 25                                                              0                 0              1.20
Band 0                                                         237,118           196,086              1.21
                                                       ---------------   ---------------
 Total                                                 $     1,238,377         1,062,226
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        19,193
Mortality & expense charges                                                                        (12,741)
                                                                                           ---------------
Net investment income (loss)                                                                         6,452
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (4,683)
Realized gain distributions                                                                         20,152
Net change in unrealized appreciation (depreciation)                                               (53,714)
                                                                                           ---------------
Net gain (loss)                                                                                    (38,245)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (31,793)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,452   $             (1,110)
Net realized gain (loss)                                                      (4,683)                57,413
Realized gain distributions                                                   20,152                 14,298
Net change in unrealized appreciation (depreciation)                         (53,714)               (47,084)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (31,793)                23,517
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     983,332                300,949
Cost of units redeemed                                                      (428,126)              (539,364)
Account charges                                                               (1,499)                  (476)
                                                                --------------------   --------------------
Increase (decrease)                                                          553,707               (238,891)
                                                                --------------------   --------------------
Net increase (decrease)                                                      521,914               (215,374)
Net assets, beginning                                                        716,463                931,837
                                                                --------------------   --------------------
Net assets, ending                                              $          1,238,377   $            716,463
                                                                ====================   ====================

Units sold                                                                   821,934                530,587
Units redeemed                                                              (364,369)              (734,405)
                                                                --------------------   --------------------
Net increase (decrease)                                                      457,565               (203,818)
Units outstanding, beginning                                                 604,661                808,479
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,062,226                604,661
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,239,572
Cost of units redeemed/account charges                                                           (1,045,960)
Net investment income (loss)                                                                         16,181
Net realized gain (loss)                                                                             54,613
Realized gain distributions                                                                          44,949
Net change in unrealized appreciation (depreciation)                                                (70,978)
                                                                                       --------------------
Net assets                                                                             $          1,238,377
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16               866   $         1,001              1.25%             -2.4%
12/31/2014                        1.18               605               716              1.25%              2.8%
12/31/2013                        1.15               808               932              1.25%              7.9%
12/31/2012                        1.07               351               375              1.25%              6.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              1.00%             -2.2%
12/31/2014                        1.19                 0                 0              1.00%              3.1%
12/31/2013                        1.16                 0                 0              1.00%              8.2%
12/31/2012                        1.07                 0                 0              1.00%              7.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              0.75%             -1.9%
12/31/2014                        1.20                 0                 0              0.75%              3.3%
12/31/2013                        1.16                 0                 0              0.75%              8.4%
12/31/2012                        1.07                 0                 0              0.75%              7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.50%             -1.7%
12/31/2014                        1.21                 0                 0              0.50%              3.6%
12/31/2013                        1.17                 0                 0              0.50%              8.7%
12/31/2012                        1.07                 0                 0              0.50%              7.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.25%             -1.5%
12/31/2014                        1.22                 0                 0              0.25%              3.8%
12/31/2013                        1.17                 0                 0              0.25%              9.0%
12/31/2012                        1.07                 0                 0              0.25%              7.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21               196   $           237              0.00%             -1.2%
12/31/2014                        1.22                 0                 0              0.00%              4.1%
12/31/2013                        1.18                 0                 0              0.00%              9.2%
12/31/2012                        1.08                 0                 0              0.00%              7.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               1.2%
                2013               1.9%
                2012               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2005 FUND ADVISOR CLASS - 74149P713

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       850,593   $       894,373            68,794
                                                                         ===============   ===============
Receivables: investments sold                                    1,774
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       852,367
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       852,367           730,960   $          1.17
Band 100                                                             0                 0              1.18
Band 75                                                              0                 0              1.19
Band 50                                                              0                 0              1.20
Band 25                                                              0                 0              1.21
Band 0                                                               0                 0              1.22
                                                       ---------------   ---------------
 Total                                                 $       852,367           730,960
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        15,265
Mortality & expense charges                                                                         (9,181)
                                                                                           ---------------
Net investment income (loss)                                                                         6,084
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (887)
Realized gain distributions                                                                         13,937
Net change in unrealized appreciation (depreciation)                                               (36,125)
                                                                                           ---------------
Net gain (loss)                                                                                    (23,075)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (16,991)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              6,084   $              3,837
Net realized gain (loss)                                                        (887)                 1,524
Realized gain distributions                                                   13,937                 12,749
Net change in unrealized appreciation (depreciation)                         (36,125)                (3,308)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (16,991)                14,802
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     352,025                240,774
Cost of units redeemed                                                      (126,398)               (61,666)
Account charges                                                                 (875)                  (395)
                                                                --------------------   --------------------
Increase (decrease)                                                          224,752                178,713
                                                                --------------------   --------------------
Net increase (decrease)                                                      207,761                193,515
Net assets, beginning                                                        644,606                451,091
                                                                --------------------   --------------------
Net assets, ending                                              $            852,367   $            644,606
                                                                ====================   ====================

Units sold                                                                   311,192                202,924
Units redeemed                                                              (120,370)               (52,560)
                                                                --------------------   --------------------
Net increase (decrease)                                                      190,822                150,364
Units outstanding, beginning                                                 540,138                389,774
                                                                --------------------   --------------------
Units outstanding, ending                                                    730,960                540,138
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,039,890
Cost of units redeemed/account charges                                                             (191,809)
Net investment income (loss)                                                                         16,154
Net realized gain (loss)                                                                                736
Realized gain distributions                                                                          31,176
Net change in unrealized appreciation (depreciation)                                                (43,780)
                                                                                       --------------------
Net assets                                                                             $            852,367
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.17               731   $           852              1.25%             -2.3%
12/31/2014                        1.19               540               645              1.25%              3.1%
12/31/2013                        1.16               390               451              1.25%              8.2%
12/31/2012                        1.07                 1                 2              1.25%              6.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18                 0   $             0              1.00%             -2.0%
12/31/2014                        1.20                 0                 0              1.00%              3.4%
12/31/2013                        1.16                 0                 0              1.00%              8.5%
12/31/2012                        1.07                 0                 0              1.00%              7.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              0.75%             -1.8%
12/31/2014                        1.21                 0                 0              0.75%              3.6%
12/31/2013                        1.17                 0                 0              0.75%              8.8%
12/31/2012                        1.07                 0                 0              0.75%              7.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              0.50%             -1.6%
12/31/2014                        1.22                 0                 0              0.50%              3.9%
12/31/2013                        1.17                 0                 0              0.50%              9.1%
12/31/2012                        1.07                 0                 0              0.50%              7.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.25%             -1.3%
12/31/2014                        1.22                 0                 0              0.25%              4.2%
12/31/2013                        1.18                 0                 0              0.25%              9.3%
12/31/2012                        1.08                 0                 0              0.25%              7.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.00%             -1.1%
12/31/2014                        1.23                 0                 0              0.00%              4.4%
12/31/2013                        1.18                 0                 0              0.00%              9.6%
12/31/2012                        1.08                 0                 0              0.00%              7.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.0%
                2013               2.9%
                2012               3.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2010 FUND R CLASS - 74149P606

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,876,888   $     1,975,049           112,277
                                                                         ===============   ===============
Receivables: investments sold                                      399
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,877,287
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,662,656         1,397,386   $          1.19
Band 100                                                             0                 0              1.20
Band 75                                                              0                 0              1.21
Band 50                                                              0                 0              1.22
Band 25                                                              0                 0              1.23
Band 0                                                         214,631           172,442              1.24
                                                       ---------------   ---------------
 Total                                                 $     1,877,287         1,569,828
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        28,088
Mortality & expense charges                                                                        (26,761)
                                                                                           ---------------
Net investment income (loss)                                                                         1,327
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             4,973
Realized gain distributions                                                                         37,811
Net change in unrealized appreciation (depreciation)                                               (26,768)
                                                                                           ---------------
Net gain (loss)                                                                                     16,016
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        17,343
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,327   $             15,950
Net realized gain (loss)                                                       4,973                 70,744
Realized gain distributions                                                   37,811                123,819
Net change in unrealized appreciation (depreciation)                         (26,768)              (127,902)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             17,343                 82,611
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,262,493              2,909,447
Cost of units redeemed                                                    (3,087,435)            (1,466,517)
Account charges                                                               (4,759)                (3,008)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,829,701)             1,439,922
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,812,358)             1,522,533
Net assets, beginning                                                      3,689,645              2,167,112
                                                                --------------------   --------------------
Net assets, ending                                              $          1,877,287   $          3,689,645
                                                                ====================   ====================

Units sold                                                                 1,140,345              2,412,380
Units redeemed                                                            (2,590,272)            (1,223,162)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,449,927)             1,189,218
Units outstanding, beginning                                               3,019,755              1,830,537
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,569,828              3,019,755
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,508,165
Cost of units redeemed/account charges                                                           (4,851,036)
Net investment income (loss)                                                                         33,584
Net realized gain (loss)                                                                             89,501
Realized gain distributions                                                                         195,234
Net change in unrealized appreciation (depreciation)                                                (98,161)
                                                                                       --------------------
Net assets                                                                             $          1,877,287
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19             1,397   $         1,663              1.25%             -2.5%
12/31/2014                        1.22             2,866             3,497              1.25%              3.2%
12/31/2013                        1.18             1,710             2,021              1.25%             10.0%
12/31/2012                        1.08               171               184              1.25%              7.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20                 0   $             0              1.00%             -2.2%
12/31/2014                        1.23                 0                 0              1.00%              3.4%
12/31/2013                        1.19                 0                 0              1.00%             10.3%
12/31/2012                        1.08                 0                 0              1.00%              7.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.75%             -2.0%
12/31/2014                        1.24                 0                 0              0.75%              3.7%
12/31/2013                        1.19                 0                 0              0.75%             10.5%
12/31/2012                        1.08                 0                 0              0.75%              7.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.50%             -1.7%
12/31/2014                        1.24                 0                 0              0.50%              3.9%
12/31/2013                        1.20                 0                 0              0.50%             10.8%
12/31/2012                        1.08                 0                 0              0.50%              8.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.25%             -1.5%
12/31/2014                        1.25                 0                 0              0.25%              4.2%
12/31/2013                        1.20                 0                 0              0.25%             11.1%
12/31/2012                        1.08                 0                 0              0.25%              8.2%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24               172   $           215              0.00%             -1.2%
12/31/2014                        1.26               153               193              0.00%              4.5%
12/31/2013                        1.21               121               146              0.00%             11.4%
12/31/2012                        1.08                 0                 0              0.00%              8.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.9%
                2013               2.5%
                2012               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2010 FUND ADVISOR CLASS - 74149P861

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,015,248   $     3,236,444           179,513
                                                                         ===============   ===============
Receivables: investments sold                                    2,369
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,017,617
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,017,617         2,513,493   $          1.20
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.23
Band 25                                                              0                 0              1.24
Band 0                                                               0                 0              1.26
                                                       ---------------   ---------------
 Total                                                 $     3,017,617         2,513,493
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        55,461
Mortality & expense charges                                                                        (39,401)
                                                                                           ---------------
Net investment income (loss)                                                                        16,060
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            11,755
Realized gain distributions                                                                         60,660
Net change in unrealized appreciation (depreciation)                                              (162,308)
                                                                                           ---------------
Net gain (loss)                                                                                    (89,893)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (73,833)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             16,060   $             22,304
Net realized gain (loss)                                                      11,755                 40,078
Realized gain distributions                                                   60,660                104,283
Net change in unrealized appreciation (depreciation)                        (162,308)               (96,236)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (73,833)                70,429
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     728,248              2,196,593
Cost of units redeemed                                                      (836,581)              (802,117)
Account charges                                                               (1,512)                (1,307)
                                                                --------------------   --------------------
Increase (decrease)                                                         (109,845)             1,393,169
                                                                --------------------   --------------------
Net increase (decrease)                                                     (183,678)             1,463,598
Net assets, beginning                                                      3,201,295              1,737,697
                                                                --------------------   --------------------
Net assets, ending                                              $          3,017,617   $          3,201,295
                                                                ====================   ====================

Units sold                                                                   599,209              1,810,395
Units redeemed                                                              (693,010)              (667,710)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (93,801)             1,142,685
Units outstanding, beginning                                               2,607,294              1,464,609
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,513,493              2,607,294
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,041,183
Cost of units redeemed/account charges                                                           (2,127,862)
Net investment income (loss)                                                                         54,483
Net realized gain (loss)                                                                             79,288
Realized gain distributions                                                                         191,721
Net change in unrealized appreciation (depreciation)                                               (221,196)
                                                                                       --------------------
Net assets                                                                             $          3,017,617
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.20             2,513   $         3,018              1.25%             -2.2%
12/31/2014                        1.23             2,607             3,201              1.25%              3.5%
12/31/2013                        1.19             1,465             1,738              1.25%             10.2%
12/31/2012                        1.08               107               115              1.25%              7.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%             -2.0%
12/31/2014                        1.24                 0                 0              1.00%              3.7%
12/31/2013                        1.19                 0                 0              1.00%             10.5%
12/31/2012                        1.08                 0                 0              1.00%              7.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%             -1.7%
12/31/2014                        1.24                 0                 0              0.75%              4.0%
12/31/2013                        1.20                 0                 0              0.75%             10.8%
12/31/2012                        1.08                 0                 0              0.75%              8.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.23                 0   $             0              0.50%             -1.5%
12/31/2014                        1.25                 0                 0              0.50%              4.3%
12/31/2013                        1.20                 0                 0              0.50%             11.0%
12/31/2012                        1.08                 0                 0              0.50%              8.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.25%             -1.2%
12/31/2014                        1.26                 0                 0              0.25%              4.5%
12/31/2013                        1.21                 0                 0              0.25%             11.3%
12/31/2012                        1.08                 0                 0              0.25%              8.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.00%             -1.0%
12/31/2014                        1.27                 0                 0              0.00%              4.8%
12/31/2013                        1.21                 0                 0              0.00%             11.6%
12/31/2012                        1.08                 0                 0              0.00%              8.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               2.1%
                2013               3.1%
                2012               3.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2015 FUND R CLASS - 74149P671

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,146,978   $    11,556,613           829,497
                                                                         ===============   ===============
Receivables: investments sold                                   76,125
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,223,103
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,925,093         7,628,027   $          1.30
Band 100                                                             0                 0              1.32
Band 75                                                              0                 0              1.34
Band 50                                                              0                 0              1.35
Band 25                                                              0                 0              1.37
Band 0                                                       1,298,010           935,086              1.39
                                                       ---------------   ---------------
 Total                                                 $    11,223,103         8,563,113
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       156,142
Mortality & expense charges                                                                       (130,037)
                                                                                           ---------------
Net investment income (loss)                                                                        26,105
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           278,536
Realized gain distributions                                                                        327,899
Net change in unrealized appreciation (depreciation)                                              (885,761)
                                                                                           ---------------
Net gain (loss)                                                                                   (279,326)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (253,221)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             26,105   $             26,247
Net realized gain (loss)                                                     278,536                321,684
Realized gain distributions                                                  327,899                273,737
Net change in unrealized appreciation (depreciation)                        (885,761)              (226,252)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (253,221)               395,416
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,603,038              4,846,908
Cost of units redeemed                                                    (3,734,105)            (3,348,756)
Account charges                                                               (8,336)                (3,763)
                                                                --------------------   --------------------
Increase (decrease)                                                         (139,403)             1,494,389
                                                                --------------------   --------------------
Net increase (decrease)                                                     (392,624)             1,889,805
Net assets, beginning                                                     11,615,727              9,725,922
                                                                --------------------   --------------------
Net assets, ending                                              $         11,223,103   $         11,615,727
                                                                ====================   ====================

Units sold                                                                 2,755,946              3,693,095
Units redeemed                                                            (2,880,110)            (2,542,760)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (124,164)             1,150,335
Units outstanding, beginning                                               8,687,277              7,536,942
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,563,113              8,687,277
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,589,378
Cost of units redeemed/account charges                                                          (11,717,338)
Net investment income (loss)                                                                        136,037
Net realized gain (loss)                                                                            829,794
Realized gain distributions                                                                         794,867
Net change in unrealized appreciation (depreciation)                                               (409,635)
                                                                                       --------------------
Net assets                                                                             $         11,223,103
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.30             7,628   $         9,925              1.25%             -2.3%
12/31/2014                        1.33             8,058            10,732              1.25%              3.6%
12/31/2013                        1.29             6,918             8,897              1.25%             13.1%
12/31/2012                        1.14             3,984             4,530              1.25%             11.8%
12/31/2011                        1.02               940               956              1.25%            -2.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              1.00%             -2.1%
12/31/2014                        1.35                 0                 0              1.00%              3.8%
12/31/2013                        1.30                 0                 0              1.00%             13.4%
12/31/2012                        1.14                 0                 0              1.00%             12.1%
12/31/2011                        1.02                 0                 0              1.00%             -1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 0   $             0              0.75%             -1.8%
12/31/2014                        1.36                 0                 0              0.75%              4.1%
12/31/2013                        1.31                 0                 0              0.75%             13.7%
12/31/2012                        1.15                 0                 0              0.75%             12.4%
12/31/2011                        1.02                 0                 0              0.75%             -1.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.50%             -1.6%
12/31/2014                        1.37                 0                 0              0.50%              4.3%
12/31/2013                        1.32                 0                 0              0.50%             13.9%
12/31/2012                        1.16                 0                 0              0.50%             12.7%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.25%             -1.3%
12/31/2014                        1.39                 0                 0              0.25%              4.6%
12/31/2013                        1.33                 0                 0              0.25%             14.2%
12/31/2012                        1.16                 0                 0              0.25%             12.9%
12/31/2011                        1.03                 0                 0              0.25%             -1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39               935   $         1,298              0.00%             -1.1%
12/31/2014                        1.40               629               883              0.00%              4.9%
12/31/2013                        1.34               619               829              0.00%             14.5%
12/31/2012                        1.17               146               171              0.00%             13.2%
12/31/2011                        1.03               138               143              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.5%
                2013               1.7%
                2012               2.5%
                2011               3.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2015 FUND ADVISOR CLASS - 74149P689

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    12,342,414   $    12,976,479           906,014
                                                                         ===============   ===============
Receivables: investments sold                                   15,620
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    12,358,034
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    12,358,034         9,378,424   $          1.32
Band 100                                                             0                 0              1.33
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.37
Band 25                                                              0                 0              1.39
Band 0                                                               0                 0              1.41
                                                       ---------------   ---------------
 Total                                                 $    12,358,034         9,378,424
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       207,046
Mortality & expense charges                                                                       (162,971)
                                                                                           ---------------
Net investment income (loss)                                                                        44,075
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           365,731
Realized gain distributions                                                                        362,330
Net change in unrealized appreciation (depreciation)                                            (1,054,511)
                                                                                           ---------------
Net gain (loss)                                                                                   (326,450)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (282,375)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             44,075   $             50,776
Net realized gain (loss)                                                     365,731                436,534
Realized gain distributions                                                  362,330                310,253
Net change in unrealized appreciation (depreciation)                      (1,054,511)              (345,927)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (282,375)               451,636
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,253,911              5,722,895
Cost of units redeemed                                                    (3,680,021)            (3,887,306)
Account charges                                                               (7,769)                (7,974)
                                                                --------------------   --------------------
Increase (decrease)                                                         (433,879)             1,827,615
                                                                --------------------   --------------------
Net increase (decrease)                                                     (716,254)             2,279,251
Net assets, beginning                                                     13,074,288             10,795,037
                                                                --------------------   --------------------
Net assets, ending                                              $         12,358,034   $         13,074,288
                                                                ====================   ====================

Units sold                                                                 2,603,166              4,334,084
Units redeemed                                                            (2,945,872)            (2,944,509)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (342,706)             1,389,575
Units outstanding, beginning                                               9,721,130              8,331,555
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,378,424              9,721,130
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         20,046,211
Cost of units redeemed/account charges                                                           (9,178,997)
Net investment income (loss)                                                                        236,663
Net realized gain (loss)                                                                          1,005,978
Realized gain distributions                                                                         882,244
Net change in unrealized appreciation (depreciation)                                               (634,065)
                                                                                       --------------------
Net assets                                                                             $         12,358,034
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32             9,378   $        12,358              1.25%             -2.0%
12/31/2014                        1.34             9,721            13,074              1.25%              3.8%
12/31/2013                        1.30             8,332            10,795              1.25%             13.4%
12/31/2012                        1.14             3,258             3,722              1.25%             12.2%
12/31/2011                        1.02             2,879             2,933              1.25%             -1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.33                 0   $             0              1.00%             -1.8%
12/31/2014                        1.36                 0                 0              1.00%              4.1%
12/31/2013                        1.31                 0                 0              1.00%             13.7%
12/31/2012                        1.15                 0                 0              1.00%             12.5%
12/31/2011                        1.02                 0                 0              1.00%             -1.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%             -1.5%
12/31/2014                        1.37                 0                 0              0.75%              4.3%
12/31/2013                        1.32                 0                 0              0.75%             14.0%
12/31/2012                        1.16                 0                 0              0.75%             12.7%
12/31/2011                        1.02                 0                 0              0.75%             -1.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.50%             -1.3%
12/31/2014                        1.39                 0                 0              0.50%              4.6%
12/31/2013                        1.33                 0                 0              0.50%             14.3%
12/31/2012                        1.16                 0                 0              0.50%             13.0%
12/31/2011                        1.03                 0                 0              0.50%             -1.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.25%             -1.0%
12/31/2014                        1.40                 0                 0              0.25%              4.8%
12/31/2013                        1.34                 0                 0              0.25%             14.5%
12/31/2012                        1.17                 0                 0              0.25%             13.3%
12/31/2011                        1.03                 0                 0              0.25%             -0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.00%             -0.8%
12/31/2014                        1.42                 0                 0              0.00%              5.1%
12/31/2013                        1.35                 0                 0              0.00%             14.8%
12/31/2012                        1.17                 0                 0              0.00%             13.6%
12/31/2011                        1.03                 0                 0              0.00%             -0.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.7%
                2013               2.1%
                2012               2.0%
                2011               3.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2020 FUND R CLASS - 74149P705

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    23,320,467   $    24,104,663         1,203,797
                                                                         ===============   ===============
Receivables: investments sold                                   21,171
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    23,341,638
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    19,498,541        14,425,903   $          1.35
Band 100                                                           392               286              1.37
Band 75                                                              0                 0              1.39
Band 50                                                          2,323             1,653              1.41
Band 25                                                              0                 0              1.42
Band 0                                                       3,840,382         2,663,290              1.44
                                                       ---------------   ---------------
 Total                                                 $    23,341,638        17,091,132
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       310,324
Mortality & expense charges                                                                       (272,776)
                                                                                           ---------------
Net investment income (loss)                                                                        37,548
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           913,504
Realized gain distributions                                                                        660,875
Net change in unrealized appreciation (depreciation)                                            (2,156,057)
                                                                                           ---------------
Net gain (loss)                                                                                   (581,678)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (544,130)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             37,548   $             65,111
Net realized gain (loss)                                                     913,504                549,578
Realized gain distributions                                                  660,875                521,164
Net change in unrealized appreciation (depreciation)                      (2,156,057)              (370,691)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (544,130)               765,162
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,987,089             12,393,372
Cost of units redeemed                                                    (9,059,790)            (5,258,488)
Account charges                                                              (31,472)               (14,031)
                                                                --------------------   --------------------
Increase (decrease)                                                         (104,173)             7,120,853
                                                                --------------------   --------------------
Net increase (decrease)                                                     (648,303)             7,886,015
Net assets, beginning                                                     23,989,941             16,103,926
                                                                --------------------   --------------------
Net assets, ending                                              $         23,341,638   $         23,989,941
                                                                ====================   ====================

Units sold                                                                 6,471,359              9,168,934
Units redeemed                                                            (6,647,048)            (3,935,787)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (175,689)             5,233,147
Units outstanding, beginning                                              17,266,821             12,033,674
                                                                --------------------   --------------------
Units outstanding, ending                                                 17,091,132             17,266,821
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         40,077,256
Cost of units redeemed/account charges                                                          (19,404,280)
Net investment income (loss)                                                                        218,515
Net realized gain (loss)                                                                          1,700,582
Realized gain distributions                                                                       1,533,761
Net change in unrealized appreciation (depreciation)                                               (784,196)
                                                                                       --------------------
Net assets                                                                             $         23,341,638
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35            14,426   $        19,499              1.25%             -2.1%
12/31/2014                        1.38            15,202            20,987              1.25%              3.8%
12/31/2013                        1.33            10,176            13,533              1.25%             16.0%
12/31/2012                        1.15             7,205             8,258              1.25%             13.0%
12/31/2011                        1.01             1,338             1,357              1.25%             -2.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              1.00%             -1.8%
12/31/2014                        1.40                 6                 8              1.00%              4.1%
12/31/2013                        1.34                 0                 0              1.00%             16.3%
12/31/2012                        1.15                 0                 0              1.00%             13.3%
12/31/2011                        1.02                 0                 0              1.00%             -2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              0.75%             -1.6%
12/31/2014                        1.41                 0                 0              0.75%              4.3%
12/31/2013                        1.35                 0                 0              0.75%             16.6%
12/31/2012                        1.16                 0                 0              0.75%             13.6%
12/31/2011                        1.02                 0                 0              0.75%             -2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 2   $             2              0.50%             -1.4%
12/31/2014                        1.42                 2                 2              0.50%              4.6%
12/31/2013                        1.36                 0                 0              0.50%             16.9%
12/31/2012                        1.17                 0                 0              0.50%             13.9%
12/31/2011                        1.02                 0                 0              0.50%             -2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.25%             -1.1%
12/31/2014                        1.44                 0                 0              0.25%              4.8%
12/31/2013                        1.37                 0                 0              0.25%             17.2%
12/31/2012                        1.17                 0                 0              0.25%             14.2%
12/31/2011                        1.03                 0                 0              0.25%             -2.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44             2,663   $         3,840              0.00%             -0.9%
12/31/2014                        1.45             2,057             2,992              0.00%              5.1%
12/31/2013                        1.38             1,858             2,571              0.00%             17.5%
12/31/2012                        1.18               649               764              0.00%             14.4%
12/31/2011                        1.03               556               572              0.00%             -1.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.4%
                2013               1.3%
                2012               2.4%
                2011               2.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2020 FUND ADVISOR CLASS - 74149P853

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    21,226,091   $    22,327,755         1,073,360
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (231,159)
                                                       ---------------
Net assets                                             $    20,994,932
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,994,932        15,331,818   $          1.37
Band 100                                                             0                 0              1.39
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.42
Band 25                                                              0                 0              1.44
Band 0                                                               0                 0              1.46
                                                       ---------------   ---------------
 Total                                                 $    20,994,932        15,331,818
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       330,061
Mortality & expense charges                                                                       (274,308)
                                                                                           ---------------
Net investment income (loss)                                                                        55,753
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           649,015
Realized gain distributions                                                                        593,079
Net change in unrealized appreciation (depreciation)                                            (1,870,126)
                                                                                           ---------------
Net gain (loss)                                                                                   (628,032)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (572,279)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             55,753   $             72,849
Net realized gain (loss)                                                     649,015                169,041
Realized gain distributions                                                  593,079                435,869
Net change in unrealized appreciation (depreciation)                      (1,870,126)                (5,570)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (572,279)               672,189
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   9,223,404             10,913,648
Cost of units redeemed                                                    (7,594,515)            (2,144,324)
Account charges                                                              (11,429)                (9,186)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,617,460              8,760,138
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,045,181              9,432,327
Net assets, beginning                                                     19,949,751             10,517,424
                                                                --------------------   --------------------
Net assets, ending                                              $         20,994,932   $         19,949,751
                                                                ====================   ====================

Units sold                                                                 6,657,065              8,111,199
Units redeemed                                                            (5,624,852)            (1,656,443)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,032,213              6,454,756
Units outstanding, beginning                                              14,299,605              7,844,849
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,331,818             14,299,605
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         31,390,152
Cost of units redeemed/account charges                                                          (11,829,714)
Net investment income (loss)                                                                        222,898
Net realized gain (loss)                                                                          1,075,849
Realized gain distributions                                                                       1,237,411
Net change in unrealized appreciation (depreciation)                                             (1,101,664)
                                                                                       --------------------
Net assets                                                                             $         20,994,932
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37            15,332   $        20,995              1.25%             -1.8%
12/31/2014                        1.40            14,300            19,950              1.25%              4.1%
12/31/2013                        1.34             7,845            10,517              1.25%             16.3%
12/31/2012                        1.15             2,878             3,318              1.25%             13.4%
12/31/2011                        1.02             2,174             2,211              1.25%             -2.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.00%             -1.6%
12/31/2014                        1.41                 0                 0              1.00%              4.3%
12/31/2013                        1.35                 0                 0              1.00%             16.6%
12/31/2012                        1.16                 0                 0              1.00%             13.6%
12/31/2011                        1.02                 0                 0              1.00%             -2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%             -1.4%
12/31/2014                        1.42                 0                 0              0.75%              4.6%
12/31/2013                        1.36                 0                 0              0.75%             16.9%
12/31/2012                        1.17                 0                 0              0.75%             13.9%
12/31/2011                        1.02                 0                 0              0.75%             -2.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.50%             -1.1%
12/31/2014                        1.44                 0                 0              0.50%              4.8%
12/31/2013                        1.37                 0                 0              0.50%             17.2%
12/31/2012                        1.17                 0                 0              0.50%             14.2%
12/31/2011                        1.03                 0                 0              0.50%             -1.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.44                 0   $             0              0.25%             -0.9%
12/31/2014                        1.45                 0                 0              0.25%              5.1%
12/31/2013                        1.38                 0                 0              0.25%             17.5%
12/31/2012                        1.18                 0                 0              0.25%             14.5%
12/31/2011                        1.03                 0                 0              0.25%             -1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.00%             -0.6%
12/31/2014                        1.47                 0                 0              0.00%              5.4%
12/31/2013                        1.39                 0                 0              0.00%             17.7%
12/31/2012                        1.18                 0                 0              0.00%             14.8%
12/31/2011                        1.03                 0                 0              0.00%             -1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.8%
                2013               1.9%
                2012               1.9%
                2011               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2025 FUND R CLASS - 74149P655

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,233,504   $    17,897,727         1,163,410
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (61,563)
                                                       ---------------
Net assets                                             $    17,171,941
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    15,684,175        11,246,369   $          1.39
Band 100                                                             0                 0              1.41
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.47
Band 0                                                       1,487,766           999,975              1.49
                                                       ---------------   ---------------
 Total                                                 $    17,171,941        12,246,344
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       212,959
Mortality & expense charges                                                                       (202,498)
                                                                                           ---------------
Net investment income (loss)                                                                        10,461
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           797,757
Realized gain distributions                                                                        521,189
Net change in unrealized appreciation (depreciation)                                            (1,646,057)
                                                                                           ---------------
Net gain (loss)                                                                                   (327,111)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (316,650)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             10,461   $             31,306
Net realized gain (loss)                                                     797,757                373,767
Realized gain distributions                                                  521,189                337,158
Net change in unrealized appreciation (depreciation)                      (1,646,057)              (211,724)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (316,650)               530,507
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,427,091              9,028,062
Cost of units redeemed                                                    (6,876,418)            (3,066,693)
Account charges                                                              (12,359)                (6,883)
                                                                --------------------   --------------------
Increase (decrease)                                                          538,314              5,954,486
                                                                --------------------   --------------------
Net increase (decrease)                                                      221,664              6,484,993
Net assets, beginning                                                     16,950,277             10,465,284
                                                                --------------------   --------------------
Net assets, ending                                              $         17,171,941   $         16,950,277
                                                                ====================   ====================

Units sold                                                                 5,305,744              6,573,727
Units redeemed                                                            (4,935,317)            (2,322,335)
                                                                --------------------   --------------------
Net increase (decrease)                                                      370,427              4,251,392
Units outstanding, beginning                                              11,875,917              7,624,525
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,246,344             11,875,917
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         28,601,665
Cost of units redeemed/account charges                                                          (13,219,716)
Net investment income (loss)                                                                         93,380
Net realized gain (loss)                                                                          1,308,528
Realized gain distributions                                                                       1,052,307
Net change in unrealized appreciation (depreciation)                                               (664,223)
                                                                                       --------------------
Net assets                                                                             $         17,171,941
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39            11,246   $        15,684              1.25%             -1.9%
12/31/2014                        1.42            10,906            15,498              1.25%              4.0%
12/31/2013                        1.37             6,758             9,234              1.25%             18.6%
12/31/2012                        1.15             3,702             4,263              1.25%             14.0%
12/31/2011                        1.01               836               845              1.25%             -3.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              1.00%             -1.6%
12/31/2014                        1.44                 0                 0              1.00%              4.3%
12/31/2013                        1.38                 0                 0              1.00%             18.9%
12/31/2012                        1.16                 0                 0              1.00%             14.3%
12/31/2011                        1.01                 0                 0              1.00%             -3.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%             -1.4%
12/31/2014                        1.45                 0                 0              0.75%              4.5%
12/31/2013                        1.39                 0                 0              0.75%             19.2%
12/31/2012                        1.16                 0                 0              0.75%             14.6%
12/31/2011                        1.02                 0                 0              0.75%             -3.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%             -1.1%
12/31/2014                        1.47                 0                 0              0.50%              4.8%
12/31/2013                        1.40                 0                 0              0.50%             19.5%
12/31/2012                        1.17                 0                 0              0.50%             14.9%
12/31/2011                        1.02                 0                 0              0.50%             -3.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.25%             -0.9%
12/31/2014                        1.48                 0                 0              0.25%              5.1%
12/31/2013                        1.41                 0                 0              0.25%             19.8%
12/31/2012                        1.18                 0                 0              0.25%             15.2%
12/31/2011                        1.02                 0                 0              0.25%             -2.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49             1,000   $         1,488              0.00%             -0.6%
12/31/2014                        1.50               970             1,452              0.00%              5.3%
12/31/2013                        1.42               866             1,232              0.00%             20.1%
12/31/2012                        1.18               199               236              0.00%             15.4%
12/31/2011                        1.03               189               194              0.00%             -2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.4%
                2013               1.3%
                2012               2.1%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2025 FUND ADVISOR CLASS - 74149P663

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    17,290,503   $    17,948,240         1,185,291
                                                                         ===============   ===============
Receivables: investments sold                                  346,641
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    17,637,144
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    17,637,144        12,483,115   $          1.41
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.49
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $    17,637,144        12,483,115
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       254,164
Mortality & expense charges                                                                       (197,740)
                                                                                           ---------------
Net investment income (loss)                                                                        56,424
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           224,111
Realized gain distributions                                                                        513,854
Net change in unrealized appreciation (depreciation)                                            (1,144,680)
                                                                                           ---------------
Net gain (loss)                                                                                   (406,715)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (350,291)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             56,424   $             38,242
Net realized gain (loss)                                                     224,111                163,452
Realized gain distributions                                                  513,854                264,474
Net change in unrealized appreciation (depreciation)                      (1,144,680)               (37,220)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (350,291)               428,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,922,243              7,326,015
Cost of units redeemed                                                    (2,406,656)            (1,767,418)
Account charges                                                              (15,104)               (10,432)
                                                                --------------------   --------------------
Increase (decrease)                                                        4,500,483              5,548,165
                                                                --------------------   --------------------
Net increase (decrease)                                                    4,150,192              5,977,113
Net assets, beginning                                                     13,486,952              7,509,839
                                                                --------------------   --------------------
Net assets, ending                                              $         17,637,144   $         13,486,952
                                                                ====================   ====================

Units sold                                                                 4,844,964              5,251,332
Units redeemed                                                            (1,748,582)            (1,319,239)
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,096,382              3,932,093
Units outstanding, beginning                                               9,386,733              5,454,640
                                                                --------------------   --------------------
Units outstanding, ending                                                 12,483,115              9,386,733
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,861,501
Cost of units redeemed/account charges                                                           (5,099,880)
Net investment income (loss)                                                                        151,047
Net realized gain (loss)                                                                            481,538
Realized gain distributions                                                                         900,675
Net change in unrealized appreciation (depreciation)                                               (657,737)
                                                                                       --------------------
Net assets                                                                             $         17,637,144
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41            12,483   $        17,637              1.25%              -1.7%
12/31/2014                        1.44             9,387            13,487              1.25%               4.4%
12/31/2013                        1.38             5,455             7,510              1.25%              18.9%
12/31/2012                        1.16             1,350             1,563              1.25%              14.3%
12/31/2011                        1.01               736               745              1.25%              -3.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%              -1.4%
12/31/2014                        1.45                 0                 0              1.00%               4.6%
12/31/2013                        1.39                 0                 0              1.00%              19.2%
12/31/2012                        1.16                 0                 0              1.00%              14.5%
12/31/2011                        1.02                 0                 0              1.00%              -3.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%              -1.2%
12/31/2014                        1.47                 0                 0              0.75%               4.9%
12/31/2013                        1.40                 0                 0              0.75%              19.5%
12/31/2012                        1.17                 0                 0              0.75%              14.8%
12/31/2011                        1.02                 0                 0              0.75%              -3.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%              -0.9%
12/31/2014                        1.48                 0                 0              0.50%               5.1%
12/31/2013                        1.41                 0                 0              0.50%              19.8%
12/31/2012                        1.18                 0                 0              0.50%              15.1%
12/31/2011                        1.02                 0                 0              0.50%              -2.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%              -0.7%
12/31/2014                        1.50                 0                 0              0.25%               5.4%
12/31/2013                        1.42                 0                 0              0.25%              20.1%
12/31/2012                        1.18                 0                 0              0.25%              15.4%
12/31/2011                        1.03                 0                 0              0.25%              -2.6%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%              -0.4%
12/31/2014                        1.51                 0                 0              0.00%               5.7%
12/31/2013                        1.43                 0                 0              0.00%              20.4%
12/31/2012                        1.19                 0                 0              0.00%              15.7%
12/31/2011                        1.03                 0                 0              0.00%              -2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.6%
                2014               1.7%
                2013               1.8%
                2012               2.0%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2030 FUND R CLASS - 74149P804

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,337,449   $    20,968,056           947,274
                                                                         ===============   ===============
Receivables: investments sold                                   28,950
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    20,366,399
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    18,672,601        13,028,435   $          1.43
Band 100                                                             0                 0              1.45
Band 75                                                              0                 0              1.47
Band 50                                                              0                 0              1.49
Band 25                                                              0                 0              1.51
Band 0                                                       1,693,798         1,107,780              1.53
                                                       ---------------   ---------------
 Total                                                 $    20,366,399        14,136,215
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       225,174
Mortality & expense charges                                                                       (235,166)
                                                                                           ---------------
Net investment income (loss)                                                                        (9,992)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           628,028
Realized gain distributions                                                                        738,573
Net change in unrealized appreciation (depreciation)                                            (1,787,009)
                                                                                           ---------------
Net gain (loss)                                                                                   (420,408)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (430,400)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (9,992)  $             26,717
Net realized gain (loss)                                                     628,028                437,725
Realized gain distributions                                                  738,573                449,320
Net change in unrealized appreciation (depreciation)                      (1,787,009)              (345,506)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (430,400)               568,256
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,934,644             10,591,635
Cost of units redeemed                                                    (4,813,727)            (3,774,349)
Account charges                                                              (23,887)               (12,591)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,097,030              6,804,695
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,666,630              7,372,951
Net assets, beginning                                                     17,699,769             10,326,818
                                                                --------------------   --------------------
Net assets, ending                                              $         20,366,399   $         17,699,769
                                                                ====================   ====================

Units sold                                                                 5,458,659              7,444,207
Units redeemed                                                            (3,410,211)            (2,702,426)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,048,448              4,741,781
Units outstanding, beginning                                              12,087,767              7,345,986
                                                                --------------------   --------------------
Units outstanding, ending                                                 14,136,215             12,087,767
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         31,304,842
Cost of units redeemed/account charges                                                          (13,040,304)
Net investment income (loss)                                                                         41,470
Net realized gain (loss)                                                                          1,294,007
Realized gain distributions                                                                       1,396,991
Net change in unrealized appreciation (depreciation)                                               (630,607)
                                                                                       --------------------
Net assets                                                                             $         20,366,399
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43            13,028   $        18,673              1.25%              -1.7%
12/31/2014                        1.46            11,231            16,382              1.25%               4.2%
12/31/2013                        1.40             6,523             9,128              1.25%              20.9%
12/31/2012                        1.16             4,802             5,559              1.25%              14.8%
12/31/2011                        1.01             1,092             1,101              1.25%              -4.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              1.00%              -1.5%
12/31/2014                        1.47                 0                 0              1.00%               4.5%
12/31/2013                        1.41                 0                 0              1.00%              21.2%
12/31/2012                        1.16                 0                 0              1.00%              15.1%
12/31/2011                        1.01                 0                 0              1.00%              -4.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.75%              -1.3%
12/31/2014                        1.49                 0                 0              0.75%               4.8%
12/31/2013                        1.42                 0                 0              0.75%              21.5%
12/31/2012                        1.17                 0                 0              0.75%              15.4%
12/31/2011                        1.01                 0                 0              0.75%              -3.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.50%              -1.0%
12/31/2014                        1.51                 0                 0              0.50%               5.0%
12/31/2013                        1.43                 0                 0              0.50%              21.8%
12/31/2012                        1.18                 0                 0              0.50%              15.7%
12/31/2011                        1.02                 0                 0              0.50%              -3.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%              -0.8%
12/31/2014                        1.52                 0                 0              0.25%               5.3%
12/31/2013                        1.44                 0                 0              0.25%              22.1%
12/31/2012                        1.18                 0                 0              0.25%              16.0%
12/31/2011                        1.02                 0                 0              0.25%              -3.4%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53             1,108   $         1,694              0.00%              -0.5%
12/31/2014                        1.54               857             1,317              0.00%               5.5%
12/31/2013                        1.46               823             1,199              0.00%              22.4%
12/31/2012                        1.19               282               335              0.00%              16.3%
12/31/2011                        1.02               287               294              0.00%              -3.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.3%
                2013               1.1%
                2012               1.8%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2030 FUND ADVISOR CLASS - 74149P846

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,362,737   $    17,297,528           756,788
                                                                         ===============   ===============
Receivables: investments sold                                   21,723
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    16,384,460
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,384,460        11,283,232   $          1.45
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.49
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.53
Band 0                                                               0                 0              1.55
                                                       ---------------   ---------------
 Total                                                 $    16,384,460        11,283,232
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       221,546
Mortality & expense charges                                                                       (251,638)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,092)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                         1,140,187
Realized gain distributions                                                                        586,025
Net change in unrealized appreciation (depreciation)                                            (2,238,600)
                                                                                           ---------------
Net gain (loss)                                                                                   (512,388)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (542,480)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,092)  $             43,176
Net realized gain (loss)                                                   1,140,187                304,135
Realized gain distributions                                                  586,025                495,579
Net change in unrealized appreciation (depreciation)                      (2,238,600)              (121,774)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (542,480)               721,116
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,361,988             10,519,464
Cost of units redeemed                                                    (8,223,835)            (2,354,228)
Account charges                                                              (15,764)               (12,162)
                                                                --------------------   --------------------
Increase (decrease)                                                       (2,877,611)             8,153,074
                                                                --------------------   --------------------
Net increase (decrease)                                                   (3,420,091)             8,874,190
Net assets, beginning                                                     19,804,551             10,930,361
                                                                --------------------   --------------------
Net assets, ending                                              $         16,384,460   $         19,804,551
                                                                ====================   ====================

Units sold                                                                 3,666,319              7,408,629
Units redeemed                                                            (5,813,379)            (1,725,174)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (2,147,060)             5,683,455
Units outstanding, beginning                                              13,430,292              7,746,837
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,283,232             13,430,292
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         26,990,695
Cost of units redeemed/account charges                                                          (12,602,732)
Net investment income (loss)                                                                         69,305
Net realized gain (loss)                                                                          1,576,299
Realized gain distributions                                                                       1,285,684
Net change in unrealized appreciation (depreciation)                                               (934,791)
                                                                                       --------------------
Net assets                                                                             $         16,384,460
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45            11,283   $        16,384              1.25%              -1.5%
12/31/2014                        1.47            13,430            19,805              1.25%               4.5%
12/31/2013                        1.41             7,747            10,930              1.25%              21.2%
12/31/2012                        1.16             3,746             4,362              1.25%              15.1%
12/31/2011                        1.01             2,961             2,995              1.25%              -4.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%              -1.3%
12/31/2014                        1.49                 0                 0              1.00%               4.8%
12/31/2013                        1.42                 0                 0              1.00%              21.5%
12/31/2012                        1.17                 0                 0              1.00%              15.4%
12/31/2011                        1.01                 0                 0              1.00%              -3.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%              -1.0%
12/31/2014                        1.51                 0                 0              0.75%               5.0%
12/31/2013                        1.43                 0                 0              0.75%              21.8%
12/31/2012                        1.18                 0                 0              0.75%              15.7%
12/31/2011                        1.02                 0                 0              0.75%              -3.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%              -0.8%
12/31/2014                        1.52                 0                 0              0.50%               5.3%
12/31/2013                        1.44                 0                 0              0.50%              22.1%
12/31/2012                        1.18                 0                 0              0.50%              16.0%
12/31/2011                        1.02                 0                 0              0.50%              -3.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%              -0.5%
12/31/2014                        1.54                 0                 0              0.25%               5.6%
12/31/2013                        1.46                 0                 0              0.25%              22.4%
12/31/2012                        1.19                 0                 0              0.25%              16.3%
12/31/2011                        1.02                 0                 0              0.25%              -3.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.00%              -0.3%
12/31/2014                        1.55                 0                 0              0.00%               5.8%
12/31/2013                        1.47                 0                 0              0.00%              22.7%
12/31/2012                        1.20                 0                 0              0.00%              16.6%
12/31/2011                        1.03                 0                 0              0.00%              -3.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.6%
                2013               1.4%
                2012               1.5%
                2011               2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2035 FUND R CLASS - 74149P630

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    15,429,946   $    15,733,952           991,451
                                                                         ===============   ===============
Receivables: investments sold                                   16,862
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    15,446,808
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,058,469         8,943,704   $          1.46
Band 100                                                             0                 0              1.48
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.52
Band 25                                                              0                 0              1.54
Band 0                                                       2,388,339         1,533,318              1.56
                                                       ---------------   ---------------
 Total                                                 $    15,446,808        10,477,022
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       149,873
Mortality & expense charges                                                                       (166,506)
                                                                                           ---------------
Net investment income (loss)                                                                       (16,633)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           542,766
Realized gain distributions                                                                        599,495
Net change in unrealized appreciation (depreciation)                                            (1,422,274)
                                                                                           ---------------
Net gain (loss)                                                                                   (280,013)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (296,646)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (16,633)  $              7,302
Net realized gain (loss)                                                     542,766                479,565
Realized gain distributions                                                  599,495                311,024
Net change in unrealized appreciation (depreciation)                      (1,422,274)              (246,830)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (296,646)               551,061
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,464,136              6,441,011
Cost of units redeemed                                                    (4,830,965)            (3,440,146)
Account charges                                                              (13,888)                (7,732)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,619,283              2,993,133
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,322,637              3,544,194
Net assets, beginning                                                     14,124,171             10,579,977
                                                                --------------------   --------------------
Net assets, ending                                              $         15,446,808   $         14,124,171
                                                                ====================   ====================

Units sold                                                                 4,322,718              4,513,915
Units redeemed                                                            (3,292,070)            (2,449,696)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,030,648              2,064,219
Units outstanding, beginning                                               9,446,374              7,382,155
                                                                --------------------   --------------------
Units outstanding, ending                                                 10,477,022              9,446,374
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         23,820,419
Cost of units redeemed/account charges                                                          (10,343,721)
Net investment income (loss)                                                                          9,531
Net realized gain (loss)                                                                          1,161,971
Realized gain distributions                                                                       1,102,614
Net change in unrealized appreciation (depreciation)                                               (304,006)
                                                                                       --------------------
Net assets                                                                             $         15,446,808
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46             8,944   $        13,058              1.25%              -1.6%
12/31/2014                        1.48             8,088            12,001              1.25%               4.3%
12/31/2013                        1.42             6,075             8,645              1.25%              22.6%
12/31/2012                        1.16             3,233             3,751              1.25%              15.4%
12/31/2011                        1.01               530               533              1.25%              -5.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              1.00%              -1.4%
12/31/2014                        1.50                 0                 0              1.00%               4.5%
12/31/2013                        1.43                 0                 0              1.00%              23.0%
12/31/2012                        1.17                 0                 0              1.00%              15.7%
12/31/2011                        1.01                 0                 0              1.00%              -4.7%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%              -1.1%
12/31/2014                        1.52                 0                 0              0.75%               4.8%
12/31/2013                        1.45                 0                 0              0.75%              23.3%
12/31/2012                        1.17                 0                 0              0.75%              16.0%
12/31/2011                        1.01                 0                 0              0.75%              -4.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.50%              -0.9%
12/31/2014                        1.53                 0                 0              0.50%               5.1%
12/31/2013                        1.46                 0                 0              0.50%              23.6%
12/31/2012                        1.18                 0                 0              0.50%              16.2%
12/31/2011                        1.01                 0                 0              0.50%              -4.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.25%              -0.6%
12/31/2014                        1.55                 0                 0              0.25%               5.3%
12/31/2013                        1.47                 0                 0              0.25%              23.9%
12/31/2012                        1.19                 0                 0              0.25%              16.5%
12/31/2011                        1.02                 0                 0              0.25%              -4.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56             1,533   $         2,388              0.00%              -0.4%
12/31/2014                        1.56             1,358             2,123              0.00%               5.6%
12/31/2013                        1.48             1,307             1,935              0.00%              24.2%
12/31/2012                        1.19               223               266              0.00%              16.8%
12/31/2011                        1.02               230               235              0.00%              -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               1.2%
                2013               1.0%
                2012               1.7%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2035 FUND ADVISOR CLASS - 74149P648

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,481,834   $    14,905,813           921,948
                                                                         ===============   ===============
Receivables: investments sold                                   20,416
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    14,502,250
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,502,250         9,804,329   $          1.48
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.54
Band 25                                                              0                 0              1.56
Band 0                                                               0                 0              1.58
                                                       ---------------   ---------------
 Total                                                 $    14,502,250         9,804,329
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       172,549
Mortality & expense charges                                                                       (164,659)
                                                                                           ---------------
Net investment income (loss)                                                                         7,890
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           199,132
Realized gain distributions                                                                        552,157
Net change in unrealized appreciation (depreciation)                                            (1,004,505)
                                                                                           ---------------
Net gain (loss)                                                                                   (253,216)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (245,326)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,890   $             19,879
Net realized gain (loss)                                                     199,132                303,822
Realized gain distributions                                                  552,157                243,313
Net change in unrealized appreciation (depreciation)                      (1,004,505)              (221,641)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (245,326)               345,373
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,280,507              6,398,421
Cost of units redeemed                                                    (1,946,802)            (2,147,090)
Account charges                                                              (14,882)                (9,935)
                                                                --------------------   --------------------
Increase (decrease)                                                        3,318,823              4,241,396
                                                                --------------------   --------------------
Net increase (decrease)                                                    3,073,497              4,586,769
Net assets, beginning                                                     11,428,753              6,841,984
                                                                --------------------   --------------------
Net assets, ending                                              $         14,502,250   $         11,428,753
                                                                ====================   ====================

Units sold                                                                 3,575,990              4,370,599
Units redeemed                                                            (1,393,802)            (1,518,309)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,182,188              2,852,290
Units outstanding, beginning                                               7,622,141              4,769,851
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,804,329              7,622,141
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         18,177,845
Cost of units redeemed/account charges                                                           (4,836,982)
Net investment income (loss)                                                                         54,880
Net realized gain (loss)                                                                            619,347
Realized gain distributions                                                                         911,139
Net change in unrealized appreciation (depreciation)                                               (423,979)
                                                                                       --------------------
Net assets                                                                             $         14,502,250
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48             9,804   $        14,502              1.25%              -1.4%
12/31/2014                        1.50             7,622            11,429              1.25%               4.5%
12/31/2013                        1.43             4,770             6,842              1.25%              23.0%
12/31/2012                        1.17             1,622             1,891              1.25%              15.6%
12/31/2011                        1.01             1,227             1,238              1.25%              -4.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%              -1.1%
12/31/2014                        1.52                 0                 0              1.00%               4.8%
12/31/2013                        1.45                 0                 0              1.00%              23.3%
12/31/2012                        1.17                 0                 0              1.00%              15.9%
12/31/2011                        1.01                 0                 0              1.00%              -4.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%              -0.9%
12/31/2014                        1.53                 0                 0              0.75%               5.1%
12/31/2013                        1.46                 0                 0              0.75%              23.6%
12/31/2012                        1.18                 0                 0              0.75%              16.2%
12/31/2011                        1.01                 0                 0              0.75%              -4.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.50%              -0.6%
12/31/2014                        1.55                 0                 0              0.50%               5.3%
12/31/2013                        1.47                 0                 0              0.50%              23.9%
12/31/2012                        1.19                 0                 0              0.50%              16.5%
12/31/2011                        1.02                 0                 0              0.50%              -4.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              0.25%              -0.4%
12/31/2014                        1.56                 0                 0              0.25%               5.6%
12/31/2013                        1.48                 0                 0              0.25%              24.2%
12/31/2012                        1.19                 0                 0              0.25%              16.8%
12/31/2011                        1.02                 0                 0              0.25%              -3.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.00%              -0.1%
12/31/2014                        1.58                 0                 0              0.00%               5.8%
12/31/2013                        1.49                 0                 0              0.00%              24.5%
12/31/2012                        1.20                 0                 0              0.00%              17.1%
12/31/2011                        1.02                 0                 0              0.00%              -3.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.4%
                2013               1.4%
                2012               1.3%
                2011               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2040 FUND ADVISOR CLASS - 74149P838

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,515,540   $    15,285,108           647,278
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (10,030)
                                                       ---------------
Net assets                                             $    14,505,510
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    14,505,510         9,703,305   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $    14,505,510         9,703,305
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       163,511
Mortality & expense charges                                                                       (193,976)
                                                                                           ---------------
Net investment income (loss)                                                                       (30,465)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           699,534
Realized gain distributions                                                                        629,822
Net change in unrealized appreciation (depreciation)                                            (1,685,757)
                                                                                           ---------------
Net gain (loss)                                                                                   (356,401)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (386,866)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (30,465)  $             (4,912)
Net realized gain (loss)                                                     699,534                349,853
Realized gain distributions                                                  629,822                361,417
Net change in unrealized appreciation (depreciation)                      (1,685,757)              (157,360)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (386,866)               548,998
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,697,343              8,094,608
Cost of units redeemed                                                    (5,277,670)            (2,642,991)
Account charges                                                              (16,058)               (11,678)
                                                                --------------------   --------------------
Increase (decrease)                                                          403,615              5,439,939
                                                                --------------------   --------------------
Net increase (decrease)                                                       16,749              5,988,937
Net assets, beginning                                                     14,488,761              8,499,824
                                                                --------------------   --------------------
Net assets, ending                                              $         14,505,510   $         14,488,761
                                                                ====================   ====================

Units sold                                                                 3,936,600              5,552,879
Units redeemed                                                            (3,800,743)            (1,854,381)
                                                                --------------------   --------------------
Net increase (decrease)                                                      135,857              3,698,498
Units outstanding, beginning                                               9,567,448              5,868,950
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,703,305              9,567,448
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,958,499
Cost of units redeemed/account charges                                                           (8,932,963)
Net investment income (loss)                                                                        (15,462)
Net realized gain (loss)                                                                          1,131,481
Realized gain distributions                                                                       1,133,523
Net change in unrealized appreciation (depreciation)                                               (769,568)
                                                                                       --------------------
Net assets                                                                             $         14,505,510
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49             9,703   $        14,506              1.25%              -1.3%
12/31/2014                        1.51             9,567            14,489              1.25%               4.6%
12/31/2013                        1.45             5,869             8,500              1.25%              24.1%
12/31/2012                        1.17             2,108             2,461              1.25%              15.8%
12/31/2011                        1.01             1,460             1,471              1.25%              -4.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%              -1.0%
12/31/2014                        1.53                 0                 0              1.00%               4.8%
12/31/2013                        1.46                 0                 0              1.00%              24.4%
12/31/2012                        1.17                 0                 0              1.00%              16.1%
12/31/2011                        1.01                 0                 0              1.00%              -4.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -0.8%
12/31/2014                        1.55                 0                 0              0.75%               5.1%
12/31/2013                        1.47                 0                 0              0.75%              24.7%
12/31/2012                        1.18                 0                 0              0.75%              16.4%
12/31/2011                        1.01                 0                 0              0.75%              -4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              -0.5%
12/31/2014                        1.56                 0                 0              0.50%               5.4%
12/31/2013                        1.48                 0                 0              0.50%              25.0%
12/31/2012                        1.19                 0                 0              0.50%              16.7%
12/31/2011                        1.02                 0                 0              0.50%              -4.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%              -0.3%
12/31/2014                        1.58                 0                 0              0.25%               5.6%
12/31/2013                        1.49                 0                 0              0.25%              25.3%
12/31/2012                        1.19                 0                 0              0.25%              17.0%
12/31/2011                        1.02                 0                 0              0.25%              -3.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%               0.0%
12/31/2014                        1.60                 0                 0              0.00%               5.9%
12/31/2013                        1.51                 0                 0              0.00%              25.6%
12/31/2012                        1.20                 0                 0              0.00%              17.3%
12/31/2011                        1.02                 0                 0              0.00%              -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               1.3%
                2013               1.2%
                2012               1.4%
                2011               2.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2040 FUND R CLASS - 74149P887

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    14,641,787   $    15,110,686           657,843
                                                                         ===============   ===============
Receivables: investments sold                                   14,970
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    14,656,757
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,664,436         7,231,254   $          1.47
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                       3,992,321         2,537,472              1.57
                                                       ---------------   ---------------
 Total                                                 $    14,656,757         9,768,726
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       129,769
Mortality & expense charges                                                                       (136,247)
                                                                                           ---------------
Net investment income (loss)                                                                        (6,478)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           539,160
Realized gain distributions                                                                        642,666
Net change in unrealized appreciation (depreciation)                                            (1,461,845)
                                                                                           ---------------
Net gain (loss)                                                                                   (280,019)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (286,497)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (6,478)  $            (10,652)
Net realized gain (loss)                                                     539,160                470,145
Realized gain distributions                                                  642,666                314,297
Net change in unrealized appreciation (depreciation)                      (1,461,845)              (269,458)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (286,497)               504,332
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   6,981,715              6,063,678
Cost of units redeemed                                                    (4,349,700)            (3,577,347)
Account charges                                                              (17,431)               (11,731)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,614,584              2,474,600
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,328,087              2,978,932
Net assets, beginning                                                     12,328,670              9,349,738
                                                                --------------------   --------------------
Net assets, ending                                              $         14,656,757   $         12,328,670
                                                                ====================   ====================

Units sold                                                                 4,671,306              4,172,564
Units redeemed                                                            (3,032,111)            (2,481,197)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,639,195              1,691,367
Units outstanding, beginning                                               8,129,531              6,438,164
                                                                --------------------   --------------------
Units outstanding, ending                                                  9,768,726              8,129,531
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         23,564,693
Cost of units redeemed/account charges                                                          (10,781,986)
Net investment income (loss)                                                                        (10,530)
Net realized gain (loss)                                                                          1,223,689
Realized gain distributions                                                                       1,129,790
Net change in unrealized appreciation (depreciation)                                               (468,899)
                                                                                       --------------------
Net assets                                                                             $         14,656,757
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47             7,231   $        10,664              1.25%              -1.6%
12/31/2014                        1.50             6,306             9,449              1.25%               4.3%
12/31/2013                        1.44             4,662             6,696              1.25%              23.8%
12/31/2012                        1.16             3,111             3,611              1.25%              15.5%
12/31/2011                        1.00               798               802              1.25%              -5.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%              -1.3%
12/31/2014                        1.51                 0                 0              1.00%               4.6%
12/31/2013                        1.45                 0                 0              1.00%              24.1%
12/31/2012                        1.17                 0                 0              1.00%              15.8%
12/31/2011                        1.01                 0                 0              1.00%              -4.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%              -1.1%
12/31/2014                        1.53                 0                 0              0.75%               4.9%
12/31/2013                        1.46                 0                 0              0.75%              24.4%
12/31/2012                        1.17                 0                 0              0.75%              16.1%
12/31/2011                        1.01                 0                 0              0.75%              -4.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%              -0.8%
12/31/2014                        1.55                 0                 0              0.50%               5.1%
12/31/2013                        1.47                 0                 0              0.50%              24.7%
12/31/2012                        1.18                 0                 0              0.50%              16.4%
12/31/2011                        1.01                 0                 0              0.50%              -4.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%              -0.6%
12/31/2014                        1.56                 0                 0              0.25%               5.4%
12/31/2013                        1.48                 0                 0              0.25%              25.0%
12/31/2012                        1.19                 0                 0              0.25%              16.7%
12/31/2011                        1.02                 0                 0              0.25%              -4.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57             2,537   $         3,992              0.00%              -0.3%
12/31/2014                        1.58             1,824             2,879              0.00%               5.7%
12/31/2013                        1.49             1,776             2,654              0.00%              25.3%
12/31/2012                        1.19               178               212              0.00%              17.0%
12/31/2011                        1.02               197               200              0.00%              -4.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.0%
                2014               0.9%
                2013               0.9%
                2012               1.4%
                2011               1.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2045 FUND R CLASS - 74149P614

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,247,789   $     9,659,038           620,290
                                                                         ===============   ===============
Receivables: investments sold                                   19,350
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,267,139
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     8,573,123         5,808,554   $          1.48
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                         694,016           440,759              1.57
                                                       ---------------   ---------------
 Total                                                 $     9,267,139         6,249,313
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        81,561
Mortality & expense charges                                                                       (109,745)
                                                                                           ---------------
Net investment income (loss)                                                                       (28,184)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           409,920
Realized gain distributions                                                                        375,763
Net change in unrealized appreciation (depreciation)                                              (974,440)
                                                                                           ---------------
Net gain (loss)                                                                                   (188,757)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (216,941)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (28,184)  $             (9,501)
Net realized gain (loss)                                                     409,920                263,509
Realized gain distributions                                                  375,763                169,408
Net change in unrealized appreciation (depreciation)                        (974,440)              (140,482)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (216,941)               282,934
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   5,096,966              4,612,199
Cost of units redeemed                                                    (3,587,785)            (2,093,811)
Account charges                                                              (10,751)                (8,329)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,498,430              2,510,059
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,281,489              2,792,993
Net assets, beginning                                                      7,985,650              5,192,657
                                                                --------------------   --------------------
Net assets, ending                                              $          9,267,139   $          7,985,650
                                                                ====================   ====================

Units sold                                                                 3,378,417              3,205,796
Units redeemed                                                            (2,436,623)            (1,500,022)
                                                                --------------------   --------------------
Net increase (decrease)                                                      941,794              1,705,774
Units outstanding, beginning                                               5,307,519              3,601,745
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,249,313              5,307,519
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,880,365
Cost of units redeemed/account charges                                                           (6,529,869)
Net investment income (loss)                                                                        (31,331)
Net realized gain (loss)                                                                            724,534
Realized gain distributions                                                                         634,689
Net change in unrealized appreciation (depreciation)                                               (411,249)
                                                                                       --------------------
Net assets                                                                             $          9,267,139
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48             5,809   $         8,573              1.25%              -1.6%
12/31/2014                        1.50             4,980             7,468              1.25%               4.3%
12/31/2013                        1.44             3,341             4,802              1.25%              23.8%
12/31/2012                        1.16             1,481             1,720              1.25%              15.5%
12/31/2011                        1.01               359               361              1.25%              -5.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%              -1.3%
12/31/2014                        1.52                 0                 0              1.00%               4.6%
12/31/2013                        1.45                 0                 0              1.00%              24.1%
12/31/2012                        1.17                 0                 0              1.00%              15.8%
12/31/2011                        1.01                 0                 0              1.00%              -4.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%              -1.1%
12/31/2014                        1.53                 0                 0              0.75%               4.8%
12/31/2013                        1.46                 0                 0              0.75%              24.4%
12/31/2012                        1.17                 0                 0              0.75%              16.1%
12/31/2011                        1.01                 0                 0              0.75%              -4.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%              -0.8%
12/31/2014                        1.55                 0                 0              0.50%               5.1%
12/31/2013                        1.47                 0                 0              0.50%              24.7%
12/31/2012                        1.18                 0                 0              0.50%              16.4%
12/31/2011                        1.01                 0                 0              0.50%              -4.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%              -0.6%
12/31/2014                        1.56                 0                 0              0.25%               5.4%
12/31/2013                        1.48                 0                 0              0.25%              25.0%
12/31/2012                        1.19                 0                 0              0.25%              16.7%
12/31/2011                        1.02                 0                 0              0.25%              -4.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57               441   $           694              0.00%              -0.3%
12/31/2014                        1.58               328               518              0.00%               5.6%
12/31/2013                        1.50               261               390              0.00%              25.3%
12/31/2012                        1.19                99               118              0.00%              17.0%
12/31/2011                        1.02                78                80              0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               1.0%
                2013               1.0%
                2012               1.5%
                2011               1.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2045 FUND ADVISOR CLASS - 74149P622

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     8,770,963   $     9,243,154           598,986
                                                                         ===============   ===============
Receivables: investments sold                                  261,756
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,032,719
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,032,719         6,044,892   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $     9,032,719         6,044,892
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        93,022
Mortality & expense charges                                                                       (101,705)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,683)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           178,923
Realized gain distributions                                                                        352,939
Net change in unrealized appreciation (depreciation)                                              (700,915)
                                                                                           ---------------
Net gain (loss)                                                                                   (169,053)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (177,736)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,683)  $               (962)
Net realized gain (loss)                                                     178,923                299,699
Realized gain distributions                                                  352,939                140,539
Net change in unrealized appreciation (depreciation)                        (700,915)              (190,155)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (177,736)               249,121
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,181,860              4,126,054
Cost of units redeemed                                                    (1,664,044)            (2,148,926)
Account charges                                                              (12,334)                (9,105)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,505,482              1,968,023
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,327,746              2,217,144
Net assets, beginning                                                      6,704,973              4,487,829
                                                                --------------------   --------------------
Net assets, ending                                              $          9,032,719   $          6,704,973
                                                                ====================   ====================

Units sold                                                                 2,777,946              2,861,356
Units redeemed                                                            (1,160,807)            (1,533,480)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,617,139              1,327,876
Units outstanding, beginning                                               4,427,753              3,099,877
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,044,892              4,427,753
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         12,669,725
Cost of units redeemed/account charges                                                           (4,274,670)
Net investment income (loss)                                                                          6,424
Net realized gain (loss)                                                                            543,025
Realized gain distributions                                                                         560,406
Net change in unrealized appreciation (depreciation)                                               (472,191)
                                                                                       --------------------
Net assets                                                                             $          9,032,719
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49             6,045   $         9,033              1.25%              -1.3%
12/31/2014                        1.51             4,428             6,705              1.25%               4.6%
12/31/2013                        1.45             3,100             4,488              1.25%              24.1%
12/31/2012                        1.17               638               744              1.25%              15.8%
12/31/2011                        1.01               406               409              1.25%              -4.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%              -1.1%
12/31/2014                        1.53                 0                 0              1.00%               4.9%
12/31/2013                        1.46                 0                 0              1.00%              24.4%
12/31/2012                        1.17                 0                 0              1.00%              16.0%
12/31/2011                        1.01                 0                 0              1.00%              -4.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%              -0.8%
12/31/2014                        1.55                 0                 0              0.75%               5.1%
12/31/2013                        1.47                 0                 0              0.75%              24.7%
12/31/2012                        1.18                 0                 0              0.75%              16.3%
12/31/2011                        1.01                 0                 0              0.75%              -4.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%              -0.6%
12/31/2014                        1.56                 0                 0              0.50%               5.4%
12/31/2013                        1.48                 0                 0              0.50%              25.0%
12/31/2012                        1.19                 0                 0              0.50%              16.6%
12/31/2011                        1.02                 0                 0              0.50%              -4.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%              -0.3%
12/31/2014                        1.58                 0                 0              0.25%               5.6%
12/31/2013                        1.49                 0                 0              0.25%              25.3%
12/31/2012                        1.19                 0                 0              0.25%              16.9%
12/31/2011                        1.02                 0                 0              0.25%              -3.9%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              -0.1%
12/31/2014                        1.60                 0                 0              0.00%               5.9%
12/31/2013                        1.51                 0                 0              0.00%              25.6%
12/31/2012                        1.20                 0                 0              0.00%              17.2%
12/31/2011                        1.02                 0                 0              0.00%              -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.3%
                2013               1.4%
                2012               1.3%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2050 FUND R CLASS - 74149P721

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     7,326,326   $     7,680,597           584,507
                                                                         ===============   ===============
Receivables: investments sold                                    9,242
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     7,335,568
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,732,364         4,563,519   $          1.48
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.51
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                         603,204           383,269              1.57
                                                       ---------------   ---------------
 Total                                                 $     7,335,568         4,946,788
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        66,071
Mortality & expense charges                                                                        (84,120)
                                                                                           ---------------
Net investment income (loss)                                                                       (18,049)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           423,059
Realized gain distributions                                                                        278,052
Net change in unrealized appreciation (depreciation)                                              (810,883)
                                                                                           ---------------
Net gain (loss)                                                                                   (109,772)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (127,821)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (18,049)  $            (11,909)
Net realized gain (loss)                                                     423,059                177,335
Realized gain distributions                                                  278,052                139,701
Net change in unrealized appreciation (depreciation)                        (810,883)               (77,179)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (127,821)               227,948
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,905,772              4,003,331
Cost of units redeemed                                                    (3,075,311)            (1,641,875)
Account charges                                                              (14,736)               (11,565)
                                                                --------------------   --------------------
Increase (decrease)                                                          815,725              2,349,891
                                                                --------------------   --------------------
Net increase (decrease)                                                      687,904              2,577,839
Net assets, beginning                                                      6,647,664              4,069,825
                                                                --------------------   --------------------
Net assets, ending                                              $          7,335,568   $          6,647,664
                                                                ====================   ====================

Units sold                                                                 2,626,327              2,818,343
Units redeemed                                                            (2,104,020)            (1,219,511)
                                                                --------------------   --------------------
Net increase (decrease)                                                      522,307              1,598,832
Units outstanding, beginning                                               4,424,481              2,825,649
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,946,788              4,424,481
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         12,275,533
Cost of units redeemed/account charges                                                           (5,785,274)
Net investment income (loss)                                                                        (32,549)
Net realized gain (loss)                                                                            735,269
Realized gain distributions                                                                         496,860
Net change in unrealized appreciation (depreciation)                                               (354,271)
                                                                                       --------------------
Net assets                                                                             $          7,335,568
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.48             4,564   $         6,732              1.25%              -1.5%
12/31/2014                        1.50             4,171             6,248              1.25%               4.3%
12/31/2013                        1.44             2,596             3,727              1.25%              23.7%
12/31/2012                        1.16             1,376             1,597              1.25%              15.5%
12/31/2011                        1.00               259               261              1.25%              -5.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%              -1.3%
12/31/2014                        1.51                 0                 0              1.00%               4.6%
12/31/2013                        1.45                 0                 0              1.00%              24.0%
12/31/2012                        1.17                 0                 0              1.00%              15.8%
12/31/2011                        1.01                 0                 0              1.00%              -4.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.75%              -1.0%
12/31/2014                        1.53                 0                 0              0.75%               4.9%
12/31/2013                        1.46                 0                 0              0.75%              24.3%
12/31/2012                        1.17                 0                 0              0.75%              16.1%
12/31/2011                        1.01                 0                 0              0.75%              -4.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%              -0.8%
12/31/2014                        1.55                 0                 0              0.50%               5.1%
12/31/2013                        1.47                 0                 0              0.50%              24.6%
12/31/2012                        1.18                 0                 0              0.50%              16.4%
12/31/2011                        1.01                 0                 0              0.50%              -4.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%              -0.5%
12/31/2014                        1.56                 0                 0              0.25%               5.4%
12/31/2013                        1.48                 0                 0              0.25%              24.9%
12/31/2012                        1.19                 0                 0              0.25%              16.7%
12/31/2011                        1.02                 0                 0              0.25%              -4.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.57               383   $           603              0.00%              -0.3%
12/31/2014                        1.58               253               399              0.00%               5.7%
12/31/2013                        1.49               230               343              0.00%              25.2%
12/31/2012                        1.19                92               110              0.00%              17.0%
12/31/2011                        1.02                56                57              0.00%              -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               1.0%
                2013               1.0%
                2012               1.4%
                2011               1.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2050 FUND ADVISOR CLASS - 74149P739

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,028,196   $     6,308,509           477,846
                                                                         ===============   ===============
Receivables: investments sold                                   11,789
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,039,985
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,039,985         4,042,360   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $     6,039,985         4,042,360
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        67,196
Mortality & expense charges                                                                        (66,538)
                                                                                           ---------------
Net investment income (loss)                                                                           658
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            87,247
Realized gain distributions                                                                        226,228
Net change in unrealized appreciation (depreciation)                                              (440,156)
                                                                                           ---------------
Net gain (loss)                                                                                   (126,681)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (126,023)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                658   $             (1,945)
Net realized gain (loss)                                                      87,247                156,800
Realized gain distributions                                                  226,228                 85,218
Net change in unrealized appreciation (depreciation)                        (440,156)               (94,369)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (126,023)               145,704
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   3,085,395              2,476,982
Cost of units redeemed                                                      (999,088)            (1,311,825)
Account charges                                                              (11,505)                (8,382)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,074,802              1,156,775
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,948,779              1,302,479
Net assets, beginning                                                      4,091,206              2,788,727
                                                                --------------------   --------------------
Net assets, ending                                              $          6,039,985   $          4,091,206
                                                                ====================   ====================

Units sold                                                                 2,050,793              1,729,392
Units redeemed                                                              (711,408)              (953,774)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,339,385                775,618
Units outstanding, beginning                                               2,702,975              1,927,357
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,042,360              2,702,975
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,490,865
Cost of units redeemed/account charges                                                           (2,815,526)
Net investment income (loss)                                                                          5,426
Net realized gain (loss)                                                                            282,354
Realized gain distributions                                                                         357,179
Net change in unrealized appreciation (depreciation)                                               (280,313)
                                                                                       --------------------
Net assets                                                                             $          6,039,985
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49             4,042   $         6,040              1.25%             -1.3%
12/31/2014                        1.51             2,703             4,091              1.25%              4.6%
12/31/2013                        1.45             1,927             2,789              1.25%             24.0%
12/31/2012                        1.17               365               426              1.25%             15.8%
12/31/2011                        1.01               104               105              1.25%             -4.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%             -1.0%
12/31/2014                        1.53                 0                 0              1.00%              4.9%
12/31/2013                        1.46                 0                 0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%             -0.8%
12/31/2014                        1.55                 0                 0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.7%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%             -0.5%
12/31/2014                        1.56                 0                 0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             25.0%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -0.3%
12/31/2014                        1.58                 0                 0              0.25%              5.7%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              0.0%
12/31/2014                        1.59                 0                 0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               1.2%
                2013               1.4%
                2012               1.7%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             T. ROWE PRICE RETIREMENT 2055 FUND R CLASS - 74149P580

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,331,882   $     3,531,967           266,226
                                                                         ===============   ===============
Receivables: investments sold                                   19,910
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,351,792
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,151,482         2,134,497   $          1.48
Band 100                                                             0                 0              1.50
Band 75                                                              0                 0              1.52
Band 50                                                              0                 0              1.53
Band 25                                                              0                 0              1.55
Band 0                                                         200,310           127,170              1.58
                                                       ---------------   ---------------
 Total                                                 $     3,351,792         2,261,667
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        30,022
Mortality & expense charges                                                                        (31,960)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,938)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            42,869
Realized gain distributions                                                                        111,333
Net change in unrealized appreciation (depreciation)                                              (234,347)
                                                                                           ---------------
Net gain (loss)                                                                                    (80,145)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (82,083)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,938)  $               (935)
Net realized gain (loss)                                                      42,869                 35,179
Realized gain distributions                                                  111,333                 30,912
Net change in unrealized appreciation (depreciation)                        (234,347)               (12,348)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (82,083)                52,808
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,762,452              1,444,053
Cost of units redeemed                                                    (1,042,519)              (490,488)
Account charges                                                               (8,180)                (4,239)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,711,753                949,326
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,629,670              1,002,134
Net assets, beginning                                                      1,722,122                719,988
                                                                --------------------   --------------------
Net assets, ending                                              $          3,351,792   $          1,722,122
                                                                ====================   ====================

Units sold                                                                 1,837,508                994,040
Units redeemed                                                              (720,521)              (348,803)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,116,987                645,237
Units outstanding, beginning                                               1,144,680                499,443
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,261,667              1,144,680
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,314,931
Cost of units redeemed/account charges                                                           (2,049,339)
Net investment income (loss)                                                                         (1,820)
Net realized gain (loss)                                                                            133,589
Realized gain distributions                                                                         154,516
Net change in unrealized appreciation (depreciation)                                               (200,085)
                                                                                       --------------------
Net assets                                                                             $          3,351,792
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48             2,134   $         3,151              1.25%             -1.5%
12/31/2014                        1.50             1,070             1,604              1.25%              4.3%
12/31/2013                        1.44               465               669              1.25%             23.7%
12/31/2012                        1.16               221               257              1.25%             15.6%
12/31/2011                        1.01                47                47              1.25%             -5.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              1.00%             -1.3%
12/31/2014                        1.51                 0                 0              1.00%              4.5%
12/31/2013                        1.45                 0                 0              1.00%             24.0%
12/31/2012                        1.17                 0                 0              1.00%             15.9%
12/31/2011                        1.01                 0                 0              1.00%             -4.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.75%             -1.0%
12/31/2014                        1.53                 0                 0              0.75%              4.8%
12/31/2013                        1.46                 0                 0              0.75%             24.3%
12/31/2012                        1.18                 0                 0              0.75%             16.1%
12/31/2011                        1.01                 0                 0              0.75%             -4.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.50%             -0.8%
12/31/2014                        1.55                 0                 0              0.50%              5.1%
12/31/2013                        1.47                 0                 0              0.50%             24.6%
12/31/2012                        1.18                 0                 0              0.50%             16.4%
12/31/2011                        1.01                 0                 0              0.50%             -4.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.25%             -0.5%
12/31/2014                        1.56                 0                 0              0.25%              5.3%
12/31/2013                        1.48                 0                 0              0.25%             24.9%
12/31/2012                        1.19                 0                 0              0.25%             16.7%
12/31/2011                        1.02                 0                 0              0.25%             -4.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58               127   $           200              0.00%             -0.3%
12/31/2014                        1.58                75               118              0.00%              5.6%
12/31/2013                        1.50                34                51              0.00%             25.2%
12/31/2012                        1.19                 8                 9              0.00%             17.0%
12/31/2011                        1.02                 0                 0              0.00%             -3.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.1%
                2013               1.0%
                2012               1.6%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          T. ROWE PRICE RETIREMENT 2055 FUND ADVISOR CLASS - 74149P598

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,017,173   $     2,153,824           159,848
                                                                         ===============   ===============
Receivables: investments sold                                    3,310
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,020,483
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,020,483         1,351,514   $          1.49
Band 100                                                             0                 0              1.51
Band 75                                                              0                 0              1.53
Band 50                                                              0                 0              1.55
Band 25                                                              0                 0              1.57
Band 0                                                               0                 0              1.59
                                                       ---------------   ---------------
 Total                                                 $     2,020,483         1,351,514
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        22,299
Mortality & expense charges                                                                        (18,515)
                                                                                           ---------------
Net investment income (loss)                                                                         3,784
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            17,579
Realized gain distributions                                                                         66,155
Net change in unrealized appreciation (depreciation)                                              (127,955)
                                                                                           ---------------
Net gain (loss)                                                                                    (44,221)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (40,437)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              3,784   $              1,093
Net realized gain (loss)                                                      17,579                 49,056
Realized gain distributions                                                   66,155                 19,332
Net change in unrealized appreciation (depreciation)                        (127,955)               (34,534)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (40,437)                34,947
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,512,537              1,128,173
Cost of units redeemed                                                      (523,953)              (585,528)
Account charges                                                               (8,069)                (4,927)
                                                                --------------------   --------------------
Increase (decrease)                                                          980,515                537,718
                                                                --------------------   --------------------
Net increase (decrease)                                                      940,078                572,665
Net assets, beginning                                                      1,080,405                507,740
                                                                --------------------   --------------------
Net assets, ending                                              $          2,020,483   $          1,080,405
                                                                ====================   ====================

Units sold                                                                 1,030,098                779,564
Units redeemed                                                              (391,949)              (416,782)
                                                                --------------------   --------------------
Net increase (decrease)                                                      638,149                362,782
Units outstanding, beginning                                                 713,365                350,583
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,351,514                713,365
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,150,405
Cost of units redeemed/account charges                                                           (1,160,200)
Net investment income (loss)                                                                          6,213
Net realized gain (loss)                                                                             69,916
Realized gain distributions                                                                          90,800
Net change in unrealized appreciation (depreciation)                                               (136,651)
                                                                                       --------------------
Net assets                                                                             $          2,020,483
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49             1,352   $         2,020              1.25%             -1.3%
12/31/2014                        1.51               713             1,080              1.25%              4.6%
12/31/2013                        1.45               351               508              1.25%             24.0%
12/31/2012                        1.17                31                36              1.25%             15.7%
12/31/2011                        1.01                11                11              1.25%             -4.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              1.00%             -1.0%
12/31/2014                        1.53                 0                 0              1.00%              4.8%
12/31/2013                        1.46                 0                 0              1.00%             24.3%
12/31/2012                        1.17                 0                 0              1.00%             16.0%
12/31/2011                        1.01                 0                 0              1.00%             -4.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.75%             -0.8%
12/31/2014                        1.55                 0                 0              0.75%              5.1%
12/31/2013                        1.47                 0                 0              0.75%             24.6%
12/31/2012                        1.18                 0                 0              0.75%             16.3%
12/31/2011                        1.01                 0                 0              0.75%             -4.3%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55                 0   $             0              0.50%             -0.5%
12/31/2014                        1.56                 0                 0              0.50%              5.4%
12/31/2013                        1.48                 0                 0              0.50%             24.9%
12/31/2012                        1.19                 0                 0              0.50%             16.6%
12/31/2011                        1.02                 0                 0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.25%             -0.3%
12/31/2014                        1.58                 0                 0              0.25%              5.6%
12/31/2013                        1.49                 0                 0              0.25%             25.3%
12/31/2012                        1.19                 0                 0              0.25%             16.9%
12/31/2011                        1.02                 0                 0              0.25%             -3.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.00%              0.0%
12/31/2014                        1.60                 0                 0              0.00%              5.9%
12/31/2013                        1.51                 0                 0              0.00%             25.6%
12/31/2012                        1.20                 0                 0              0.00%             17.2%
12/31/2011                        1.02                 0                 0              0.00%             -3.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               1.4%
                2013               1.1%
                2012               1.5%
                2011               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        T. ROWE PRICE RETIREMENT BALANCED FUND ADVISOR CLASS - 74149P820

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,737,065   $     1,795,429           115,812
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (86,742)
                                                       ---------------
Net assets                                             $     1,650,323
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,650,323         1,386,471   $          1.19
Band 100                                                             0                 0              1.21
Band 75                                                              0                 0              1.22
Band 50                                                              0                 0              1.24
Band 25                                                              0                 0              1.25
Band 0                                                               0                 0              1.27
                                                       ---------------   ---------------
 Total                                                 $     1,650,323         1,386,471
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        21,737
Mortality & expense charges                                                                        (20,570)
                                                                                           ---------------
Net investment income (loss)                                                                         1,167
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (126)
Realized gain distributions                                                                         29,601
Net change in unrealized appreciation (depreciation)                                               (80,548)
                                                                                           ---------------
Net gain (loss)                                                                                    (51,073)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (49,906)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              1,167   $              1,637
Net realized gain (loss)                                                        (126)                19,805
Realized gain distributions                                                   29,601                 34,658
Net change in unrealized appreciation (depreciation)                         (80,548)                 8,791
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (49,906)                64,891
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,403,070              1,712,844
Cost of units redeemed                                                    (1,594,831)              (443,383)
Account charges                                                                 (302)                  (421)
                                                                --------------------   --------------------
Increase (decrease)                                                         (192,063)             1,269,040
                                                                --------------------   --------------------
Net increase (decrease)                                                     (241,969)             1,333,931
Net assets, beginning                                                      1,892,292                558,361
                                                                --------------------   --------------------
Net assets, ending                                              $          1,650,323   $          1,892,292
                                                                ====================   ====================

Units sold                                                                 1,431,098              1,456,166
Units redeemed                                                            (1,600,119)              (370,225)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (169,021)             1,085,941
Units outstanding, beginning                                               1,555,492                469,551
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,386,471              1,555,492
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,254,906
Cost of units redeemed/account charges                                                           (2,659,863)
Net investment income (loss)                                                                          4,147
Net realized gain (loss)                                                                             37,451
Realized gain distributions                                                                          72,046
Net change in unrealized appreciation (depreciation)                                                (58,364)
                                                                                       --------------------
Net assets                                                                             $          1,650,323
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19             1,386   $         1,650              1.25%             -2.2%
12/31/2014                        1.22             1,555             1,892              1.25%              2.3%
12/31/2013                        1.19               470               558              1.25%              7.6%
12/31/2012                        1.11                91               100              1.25%              8.4%
12/31/2011                        1.02                94                96              1.25%             -0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              1.00%             -1.9%
12/31/2014                        1.23                 0                 0              1.00%              2.6%
12/31/2013                        1.20                 0                 0              1.00%              7.9%
12/31/2012                        1.11                 0                 0              1.00%              8.7%
12/31/2011                        1.02                 0                 0              1.00%              0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.75%             -1.7%
12/31/2014                        1.24                 0                 0              0.75%              2.8%
12/31/2013                        1.21                 0                 0              0.75%              8.1%
12/31/2012                        1.12                 0                 0              0.75%              9.0%
12/31/2011                        1.03                 0                 0              0.75%              0.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.50%             -1.4%
12/31/2014                        1.26                 0                 0              0.50%              3.1%
12/31/2013                        1.22                 0                 0              0.50%              8.4%
12/31/2012                        1.12                 0                 0              0.50%              9.2%
12/31/2011                        1.03                 0                 0              0.50%              0.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.25%             -1.2%
12/31/2014                        1.27                 0                 0              0.25%              3.3%
12/31/2013                        1.23                 0                 0              0.25%              8.7%
12/31/2012                        1.13                 0                 0              0.25%              9.5%
12/31/2011                        1.03                 0                 0              0.25%              0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.27                 0   $             0              0.00%             -0.9%
12/31/2014                        1.28                 0                 0              0.00%              3.6%
12/31/2013                        1.24                 0                 0              0.00%              9.0%
12/31/2012                        1.14                 0                 0              0.00%              9.8%
12/31/2011                        1.03                 0                 0              0.00%              1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               2.0%
                2013               1.8%
                2012               2.0%
                2011               0.5%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           T. ROWE PRICE RETIREMENT BALANCED FUND R CLASS - 74149P879

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,011,604   $     3,121,772           211,763
                                                                         ===============   ===============
Receivables: investments sold                                    3,904
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,015,508
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,936,975         2,499,417   $          1.18
Band 100                                                             0                 0              1.19
Band 75                                                              0                 0              1.21
Band 50                                                              0                 0              1.22
Band 25                                                              0                 0              1.24
Band 0                                                          78,533            62,647              1.25
                                                       ---------------   ---------------
 Total                                                 $     3,015,508         2,562,064
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        32,314
Mortality & expense charges                                                                        (33,848)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,534)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            30,688
Realized gain distributions                                                                         51,554
Net change in unrealized appreciation (depreciation)                                              (164,524)
                                                                                           ---------------
Net gain (loss)                                                                                    (82,282)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (83,816)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,534)  $             (1,184)
Net realized gain (loss)                                                      30,688                 51,380
Realized gain distributions                                                   51,554                 42,785
Net change in unrealized appreciation (depreciation)                        (164,524)               (56,851)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (83,816)                36,130
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,282,910              1,322,021
Cost of units redeemed                                                      (512,197)              (615,031)
Account charges                                                               (2,660)                (1,692)
                                                                --------------------   --------------------
Increase (decrease)                                                          768,053                705,298
                                                                --------------------   --------------------
Net increase (decrease)                                                      684,237                741,428
Net assets, beginning                                                      2,331,271              1,589,843
                                                                --------------------   --------------------
Net assets, ending                                              $          3,015,508   $          2,331,271
                                                                ====================   ====================

Units sold                                                                 1,067,271              1,099,421
Units redeemed                                                              (436,708)              (513,138)
                                                                --------------------   --------------------
Net increase (decrease)                                                      630,563                586,283
Units outstanding, beginning                                               1,931,501              1,345,218
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,562,064              1,931,501
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          6,501,057
Cost of units redeemed/account charges                                                           (3,640,019)
Net investment income (loss)                                                                         (1,715)
Net realized gain (loss)                                                                            143,316
Realized gain distributions                                                                         123,037
Net change in unrealized appreciation (depreciation)                                               (110,168)
                                                                                       --------------------
Net assets                                                                             $          3,015,508
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 10/29/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18             2,499   $         2,937              1.25%             -2.5%
12/31/2014                        1.20             1,868             2,250              1.25%              2.1%
12/31/2013                        1.18             1,290             1,522              1.25%              7.3%
12/31/2012                        1.10             1,511             1,660              1.25%              8.2%
12/31/2011                        1.02               351               356              1.25%             -0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.19                 0   $             0              1.00%             -2.2%
12/31/2014                        1.22                 0                 0              1.00%              2.4%
12/31/2013                        1.19                 0                 0              1.00%              7.6%
12/31/2012                        1.11                 0                 0              1.00%              8.4%
12/31/2011                        1.02                 0                 0              1.00%             -0.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                 0   $             0              0.75%             -2.0%
12/31/2014                        1.23                 0                 0              0.75%              2.6%
12/31/2013                        1.20                 0                 0              0.75%              7.9%
12/31/2012                        1.11                 0                 0              0.75%              8.7%
12/31/2011                        1.02                 0                 0              0.75%              0.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              0.50%             -1.7%
12/31/2014                        1.24                 0                 0              0.50%              2.9%
12/31/2013                        1.21                 0                 0              0.50%              8.2%
12/31/2012                        1.12                 0                 0              0.50%              9.0%
12/31/2011                        1.03                 0                 0              0.50%              0.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.25%             -1.5%
12/31/2014                        1.26                 0                 0              0.25%              3.1%
12/31/2013                        1.22                 0                 0              0.25%              8.4%
12/31/2012                        1.12                 0                 0              0.25%              9.2%
12/31/2011                        1.03                 0                 0              0.25%              0.6%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                63   $            79              0.00%             -1.2%
12/31/2014                        1.27                64                81              0.00%              3.4%
12/31/2013                        1.23                55                68              0.00%              8.7%
12/31/2012                        1.13                50                56              0.00%              9.5%
12/31/2011                        1.03                 0                 0              0.00%              0.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.2%
                2014               1.1%
                2013               1.0%
                2012               1.8%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        THORNBURG LIMITED TERM U.S. GOVERNMENT FUND R3 CLASS - 885215491

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       219,436   $       225,983            16,724
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (5)
                                                       ---------------
Net assets                                             $       219,431
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       207,620           175,832   $          1.18
Band 100                                                        11,811             9,730              1.21
Band 75                                                              0                 0              1.25
Band 50                                                              0                 0              1.28
Band 25                                                              0                 0              1.32
Band 0                                                               0                 0              1.36
                                                       ---------------   ---------------
 Total                                                 $       219,431           185,562
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         3,217
Mortality & expense charges                                                                         (2,828)
                                                                                           ---------------
Net investment income (loss)                                                                           389
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,891)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (595)
                                                                                           ---------------
Net gain (loss)                                                                                     (2,486)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (2,097)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                389   $              1,677
Net realized gain (loss)                                                      (1,891)                (1,004)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                            (595)                   967
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,097)                 1,640
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      35,522                 72,354
Cost of units redeemed                                                       (47,765)               (30,326)
Account charges                                                                  (37)                   (47)
                                                                --------------------   --------------------
Increase (decrease)                                                          (12,280)                41,981
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,377)                43,621
Net assets, beginning                                                        233,808                190,187
                                                                --------------------   --------------------
Net assets, ending                                              $            219,431   $            233,808
                                                                ====================   ====================

Units sold                                                                    31,149                 64,053
Units redeemed                                                               (41,582)               (29,029)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (10,433)                35,024
Units outstanding, beginning                                                 195,995                160,971
                                                                --------------------   --------------------
Units outstanding, ending                                                    185,562                195,995
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,380,147
Cost of units redeemed/account charges                                                           (1,198,947)
Net investment income (loss)                                                                         32,413
Net realized gain (loss)                                                                             10,168
Realized gain distributions                                                                           2,197
Net change in unrealized appreciation (depreciation)                                                 (6,547)
                                                                                       --------------------
Net assets                                                                             $            219,431
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18               176   $           208              1.25%             -1.0%
12/31/2014                        1.19               192               229              1.25%              0.9%
12/31/2013                        1.18               161               190              1.25%             -3.2%
12/31/2012                        1.22               178               217              1.25%              0.6%
12/31/2011                        1.21               194               235              1.25%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.21                10   $            12              1.00%             -0.7%
12/31/2014                        1.22                 4                 4              1.00%              1.2%
12/31/2013                        1.21                 0                 0              1.00%             -2.9%
12/31/2012                        1.25                 0                 0              1.00%              0.9%
12/31/2011                        1.23                 0                 0              1.00%              2.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.25                 0   $             0              0.75%             -0.5%
12/31/2014                        1.25                 0                 0              0.75%              1.4%
12/31/2013                        1.24                 0                 0              0.75%             -2.7%
12/31/2012                        1.27                 0                 0              0.75%              1.1%
12/31/2011                        1.26                 0                 0              0.75%              2.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.50%             -0.2%
12/31/2014                        1.29                 0                 0              0.50%              1.7%
12/31/2013                        1.26                 0                 0              0.50%             -2.4%
12/31/2012                        1.30                 0                 0              0.50%              1.4%
12/31/2011                        1.28                 0                 0              0.50%              3.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                 0   $             0              0.25%              0.0%
12/31/2014                        1.32                 0                 0              0.25%              1.9%
12/31/2013                        1.29                 0                 0              0.25%             -2.2%
12/31/2012                        1.32                 0                 0              0.25%              1.7%
12/31/2011                        1.30                 0                 0              0.25%              3.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.00%              0.3%
12/31/2014                        1.35                 0                 0              0.00%              2.2%
12/31/2013                        1.32                 0                 0              0.00%             -2.0%
12/31/2012                        1.35                 0                 0              0.00%              1.9%
12/31/2011                        1.32                 0                 0              0.00%              3.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%
                2014               2.0%
                2013               1.8%
                2012               2.4%
                2011               2.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   THORNBURG VALUE FUND R3 CLASS - 885215533

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       618,881   $       499,802            11,995
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (759)
                                                       ---------------
Net assets                                             $       618,122
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       523,961           295,032   $          1.78
Band 100                                                        48,972            26,824              1.83
Band 75                                                              0                 0              1.88
Band 50                                                              0                 0              1.93
Band 25                                                              0                 0              1.98
Band 0                                                          45,189            22,162              2.04
                                                       ---------------   ---------------
 Total                                                 $       618,122           344,018
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (8,653)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,653)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           245,878
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (208,472)
                                                                                           ---------------
Net gain (loss)                                                                                     37,406
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        28,753
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,653)  $             (7,321)
Net realized gain (loss)                                                     245,878                 48,516
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (208,472)                58,845
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             28,753                100,040
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     176,965                164,612
Cost of units redeemed                                                      (650,664)              (159,302)
Account charges                                                                 (230)                  (335)
                                                                --------------------   --------------------
Increase (decrease)                                                         (473,929)                 4,975
                                                                --------------------   --------------------
Net increase (decrease)                                                     (445,176)               105,015
Net assets, beginning                                                      1,063,298                958,283
                                                                --------------------   --------------------
Net assets, ending                                              $            618,122   $          1,063,298
                                                                ====================   ====================

Units sold                                                                   105,785                134,812
Units redeemed                                                              (370,289)              (131,364)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (264,504)                 3,448
Units outstanding, beginning                                                 608,522                605,074
                                                                --------------------   --------------------
Units outstanding, ending                                                    344,018                608,522
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,147,027
Cost of units redeemed/account charges                                                           (4,859,483)
Net investment income (loss)                                                                        (86,081)
Net realized gain (loss)                                                                            193,252
Realized gain distributions                                                                         104,328
Net change in unrealized appreciation (depreciation)                                                119,079
                                                                                       --------------------
Net assets                                                                             $            618,122
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.78               295   $           524              1.25%              2.2%
12/31/2014                        1.74               567               986              1.25%             10.1%
12/31/2013                        1.58               588               928              1.25%             37.8%
12/31/2012                        1.15               891             1,020              1.25%              9.3%
12/31/2011                        1.05             1,134             1,189              1.25%            -14.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83                27   $            49              1.00%              2.4%
12/31/2014                        1.78                22                38              1.00%             10.4%
12/31/2013                        1.61                 0                 0              1.00%             38.2%
12/31/2012                        1.17                 0                 0              1.00%              9.6%
12/31/2011                        1.07                 0                 0              1.00%            -14.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.75%              2.7%
12/31/2014                        1.83                 0                 0              0.75%             10.7%
12/31/2013                        1.65                 0                 0              0.75%             38.5%
12/31/2012                        1.19                 0                 0              0.75%              9.8%
12/31/2011                        1.09                 0                 0              0.75%            -14.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.50%              2.9%
12/31/2014                        1.87                 0                 0              0.50%             11.0%
12/31/2013                        1.69                 0                 0              0.50%             38.9%
12/31/2012                        1.22                 0                 0              0.50%             10.1%
12/31/2011                        1.10                 0                 0              0.50%            -13.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              0.25%              3.2%
12/31/2014                        1.92                 0                 0              0.25%             11.2%
12/31/2013                        1.73                 0                 0              0.25%             39.2%
12/31/2012                        1.24                 0                 0              0.25%             10.4%
12/31/2011                        1.12                 0                 0              0.25%            -13.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.04                22   $            45              0.00%              3.5%
12/31/2014                        1.97                20                39              0.00%             11.5%
12/31/2013                        1.77                17                30              0.00%             39.6%
12/31/2012                        1.27                71                90              0.00%             10.7%
12/31/2011                        1.14               150               171              0.00%            -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.5%
                2013               0.1%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R5 CLASS - 885215350

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,926,961   $     1,483,217            64,257
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                (14,660)
                                                       ---------------
Net assets                                             $     1,912,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,912,301         1,410,294   $          1.36
Band 100                                                             0                 0              1.39
Band 75                                                              0                 0              1.42
Band 50                                                              0                 0              1.45
Band 25                                                              0                 0              1.48
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $     1,912,301         1,410,294
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (27,378)
                                                                                           ---------------
Net investment income (loss)                                                                       (27,378)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           246,989
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (169,650)
                                                                                           ---------------
Net gain (loss)                                                                                     77,339
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        49,961
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (27,378)  $            (28,013)
Net realized gain (loss)                                                     246,989                103,682
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (169,650)               (75,470)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             49,961                    199
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     209,447                705,533
Cost of units redeemed                                                      (718,666)              (376,828)
Account charges                                                                 (328)                  (291)
                                                                --------------------   --------------------
Increase (decrease)                                                         (509,547)               328,414
                                                                --------------------   --------------------
Net increase (decrease)                                                     (459,586)               328,613
Net assets, beginning                                                      2,371,887              2,043,274
                                                                --------------------   --------------------
Net assets, ending                                              $          1,912,301   $          2,371,887
                                                                ====================   ====================

Units sold                                                                   163,805                551,920
Units redeemed                                                              (535,517)              (293,876)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (371,712)               258,044
Units outstanding, beginning                                               1,782,006              1,523,962
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,410,294              1,782,006
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         19,810,868
Cost of units redeemed/account charges                                                          (17,125,786)
Net investment income (loss)                                                                       (473,477)
Net realized gain (loss)                                                                           (743,213)
Realized gain distributions                                                                             165
Net change in unrealized appreciation (depreciation)                                                443,744
                                                                                       --------------------
Net assets                                                                             $          1,912,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36             1,410   $         1,912              1.25%              1.9%
12/31/2014                        1.33             1,782             2,372              1.25%             -0.7%
12/31/2013                        1.34             1,524             2,043              1.25%             41.4%
12/31/2012                        0.95             1,348             1,278              1.25%             20.5%
12/31/2011                        0.79             5,364             4,221              1.25%              0.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 0   $             0              1.00%              2.1%
12/31/2014                        1.36                 0                 0              1.00%             -0.5%
12/31/2013                        1.36                 0                 0              1.00%             41.8%
12/31/2012                        0.96                 0                 0              1.00%             20.8%
12/31/2011                        0.80                 0                 0              1.00%              0.8%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.75%              2.4%
12/31/2014                        1.38                 0                 0              0.75%             -0.2%
12/31/2013                        1.39                 0                 0              0.75%             42.1%
12/31/2012                        0.97                 0                 0              0.75%             21.1%
12/31/2011                        0.81                 0                 0              0.75%              1.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.50%              2.6%
12/31/2014                        1.41                 0                 0              0.50%              0.0%
12/31/2013                        1.41                 0                 0              0.50%             42.5%
12/31/2012                        0.99                 0                 0              0.50%             21.4%
12/31/2011                        0.81                 0                 0              0.50%              1.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.48                 0   $             0              0.25%              2.9%
12/31/2014                        1.44                 0                 0              0.25%              0.3%
12/31/2013                        1.43                 0                 0              0.25%             42.9%
12/31/2012                        1.00                 0                 0              0.25%             21.7%
12/31/2011                        0.82                 0                 0              0.25%              1.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%              3.2%
12/31/2014                        1.46                 0                 0              0.00%              0.5%
12/31/2013                        1.46                 0                 0              0.00%             43.2%
12/31/2012                        1.02                 0                 0              0.00%             22.0%
12/31/2011                        0.83                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                THORNBURG CORE GROWTH FUND R3 CLASS - 885215517

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,104,709   $       960,010            39,446
                                                                         ===============   ===============
Receivables: investments sold                                      187
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,104,896
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       862,569           430,280   $          2.00
Band 100                                                       197,688            95,926              2.06
Band 75                                                              0                 0              2.12
Band 50                                                              0                 0              2.18
Band 25                                                              0                 0              2.24
Band 0                                                          44,639            19,395              2.30
                                                       ---------------   ---------------
 Total                                                 $     1,104,896           545,601
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                        (13,689)
                                                                                           ---------------
Net investment income (loss)                                                                       (13,689)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            78,157
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (44,253)
                                                                                           ---------------
Net gain (loss)                                                                                     33,904
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,215
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (13,689)  $            (14,908)
Net realized gain (loss)                                                      78,157                124,872
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (44,253)              (129,667)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,215                (19,703)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     100,313                440,045
Cost of units redeemed                                                      (247,618)              (462,442)
Account charges                                                                 (785)                  (329)
                                                                --------------------   --------------------
Increase (decrease)                                                         (148,090)               (22,726)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (127,875)               (42,429)
Net assets, beginning                                                      1,232,771              1,275,200
                                                                --------------------   --------------------
Net assets, ending                                              $          1,104,896   $          1,232,771
                                                                ====================   ====================

Units sold                                                                    51,912                342,946
Units redeemed                                                              (124,234)              (358,107)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (72,322)               (15,161)
Units outstanding, beginning                                                 617,923                633,084
                                                                --------------------   --------------------
Units outstanding, ending                                                    545,601                617,923
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         16,549,473
Cost of units redeemed/account charges                                                          (16,233,987)
Net investment income (loss)                                                                       (278,889)
Net realized gain (loss)                                                                            917,046
Realized gain distributions                                                                           6,554
Net change in unrealized appreciation (depreciation)                                                144,699
                                                                                       --------------------
Net assets                                                                             $          1,104,896
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00               430   $           863              1.25%              1.4%
12/31/2014                        1.98               484               956              1.25%             -1.2%
12/31/2013                        2.00               600             1,201              1.25%             40.7%
12/31/2012                        1.42               575               818              1.25%             19.8%
12/31/2011                        1.19             1,136             1,349              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06                96   $           198              1.00%              1.7%
12/31/2014                        2.03               114               231              1.00%             -1.0%
12/31/2013                        2.05                 1                 1              1.00%             41.0%
12/31/2012                        1.45                 1                 1              1.00%             20.1%
12/31/2011                        1.21                 0                 0              1.00%              0.3%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.12                 0   $             0              0.75%              1.9%
12/31/2014                        2.08                 0                 0              0.75%             -0.7%
12/31/2013                        2.09                 0                 0              0.75%             41.4%
12/31/2012                        1.48                 0                 0              0.75%             20.4%
12/31/2011                        1.23                 0                 0              0.75%              0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.50%              2.2%
12/31/2014                        2.13                 0                 0              0.50%             -0.5%
12/31/2013                        2.14                 0                 0              0.50%             41.7%
12/31/2012                        1.51                 0                 0              0.50%             20.7%
12/31/2011                        1.25                 0                 0              0.50%              0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.24                 0   $             0              0.25%              2.4%
12/31/2014                        2.19                 0                 0              0.25%             -0.3%
12/31/2013                        2.19                 0                 0              0.25%             42.1%
12/31/2012                        1.54                 0                 0              0.25%             21.1%
12/31/2011                        1.27                 0                 0              0.25%              1.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.30                19   $            45              0.00%              2.7%
12/31/2014                        2.24                20                46              0.00%              0.0%
12/31/2013                        2.24                33                73              0.00%             42.5%
12/31/2012                        1.57                11                18              0.00%             21.4%
12/31/2011                        1.30                 9                12              0.00%              1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R5 CLASS - 885215368

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,625,444   $     3,006,423           106,283
                                                                         ===============   ===============
Receivables: investments sold                                      826
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,626,270
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,541,900         1,454,086   $          1.06
Band 100                                                             0                 0              1.08
Band 75                                                              0                 0              1.11
Band 50                                                              0                 0              1.13
Band 25                                                              0                 0              1.16
Band 0                                                       1,084,370           918,299              1.18
                                                       ---------------   ---------------
 Total                                                 $     2,626,270         2,372,385
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        37,192
Mortality & expense charges                                                                        (34,691)
                                                                                           ---------------
Net investment income (loss)                                                                         2,501
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            92,749
Realized gain distributions                                                                        390,927
Net change in unrealized appreciation (depreciation)                                              (305,627)
                                                                                           ---------------
Net gain (loss)                                                                                    178,049
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       180,550
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              2,501   $              6,149
Net realized gain (loss)                                                      92,749                582,055
Realized gain distributions                                                  390,927                344,464
Net change in unrealized appreciation (depreciation)                        (305,627)            (1,486,099)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            180,550               (553,431)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     739,586                767,076
Cost of units redeemed                                                    (2,209,299)            (5,909,265)
Account charges                                                                 (914)                (1,509)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,470,627)            (5,143,698)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,290,077)            (5,697,129)
Net assets, beginning                                                      3,916,347              9,613,476
                                                                --------------------   --------------------
Net assets, ending                                              $          2,626,270   $          3,916,347
                                                                ====================   ====================

Units sold                                                                   713,788                742,640
Units redeemed                                                            (2,146,372)            (5,754,313)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,432,584)            (5,011,673)
Units outstanding, beginning                                               3,804,969              8,816,642
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,372,385              3,804,969
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         37,581,077
Cost of units redeemed/account charges                                                          (35,009,011)
Net investment income (loss)                                                                         64,381
Net realized gain (loss)                                                                           (400,380)
Realized gain distributions                                                                         771,182
Net change in unrealized appreciation (depreciation)                                               (380,979)
                                                                                       --------------------
Net assets                                                                             $          2,626,270
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06             1,454   $         1,542              1.25%              5.3%
12/31/2014                        1.01             2,973             2,995              1.25%             -6.8%
12/31/2013                        1.08             7,915             8,556              1.25%             14.2%
12/31/2012                        0.95            15,110            14,302              1.25%             14.3%
12/31/2011                        0.83            15,121            12,522              1.25%            -14.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              1.00%              5.5%
12/31/2014                        1.03                 0                 0              1.00%             -6.6%
12/31/2013                        1.10                 0                 0              1.00%             14.5%
12/31/2012                        0.96                 0                 0              1.00%             14.6%
12/31/2011                        0.84                 0                 0              1.00%            -13.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.75%              5.8%
12/31/2014                        1.05                 0                 0              0.75%             -6.3%
12/31/2013                        1.12                 0                 0              0.75%             14.8%
12/31/2012                        0.97                 0                 0              0.75%             14.9%
12/31/2011                        0.85                 0                 0              0.75%            -13.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.50%              6.1%
12/31/2014                        1.07                 0                 0              0.50%             -6.1%
12/31/2013                        1.14                 0                 0              0.50%             15.1%
12/31/2012                        0.99                 0                 0              0.50%             15.2%
12/31/2011                        0.86                 0                 0              0.50%            -13.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.16                 0   $             0              0.25%              6.3%
12/31/2014                        1.09                 0                 0              0.25%             -5.9%
12/31/2013                        1.15                 0                 0              0.25%             15.3%
12/31/2012                        1.00                 0                 0              0.25%             15.4%
12/31/2011                        0.87                 0                 0              0.25%            -13.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.18               918   $         1,084              0.00%              6.6%
12/31/2014                        1.11               832               921              0.00%             -5.6%
12/31/2013                        1.17               901             1,058              0.00%             15.6%
12/31/2012                        1.02               840               853              0.00%             15.7%
12/31/2011                        0.88               814               714              0.00%            -13.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.9%
                2013               1.5%
                2012               1.3%
                2011               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG INTERNATIONAL VALUE FUND R3 CLASS - 885215525

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,273,228   $     3,636,327           136,399
                                                                         ===============   ===============
Receivables: investments sold                                   15,354
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,288,582
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,582,658         1,526,155   $          1.69
Band 100                                                       456,716           262,531              1.74
Band 75                                                              0                 0              1.79
Band 50                                                             37                20              1.84
Band 25                                                              0                 0              1.89
Band 0                                                         249,171           128,245              1.94
                                                       ---------------   ---------------
 Total                                                 $     3,288,582         1,916,951
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        25,911
Mortality & expense charges                                                                        (45,271)
                                                                                           ---------------
Net investment income (loss)                                                                       (19,360)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           186,095
Realized gain distributions                                                                        501,054
Net change in unrealized appreciation (depreciation)                                              (436,724)
                                                                                           ---------------
Net gain (loss)                                                                                    250,425
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       231,065
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (19,360)  $            (28,010)
Net realized gain (loss)                                                     186,095                730,862
Realized gain distributions                                                  501,054                379,010
Net change in unrealized appreciation (depreciation)                        (436,724)            (1,547,337)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            231,065               (465,475)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     569,376              1,103,953
Cost of units redeemed                                                    (1,849,870)            (4,810,954)
Account charges                                                               (4,022)                (3,756)
                                                                --------------------   --------------------
Increase (decrease)                                                       (1,284,516)            (3,710,757)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,053,451)            (4,176,232)
Net assets, beginning                                                      4,342,033              8,518,265
                                                                --------------------   --------------------
Net assets, ending                                              $          3,288,582   $          4,342,033
                                                                ====================   ====================

Units sold                                                                   346,816                813,682
Units redeemed                                                            (1,093,348)            (3,019,955)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (746,532)            (2,206,273)
Units outstanding, beginning                                               2,663,483              4,869,756
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,916,951              2,663,483
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         29,228,944
Cost of units redeemed/account charges                                                          (28,840,109)
Net investment income (loss)                                                                       (241,287)
Net realized gain (loss)                                                                          1,784,591
Realized gain distributions                                                                       1,719,542
Net change in unrealized appreciation (depreciation)                                               (363,099)
                                                                                       --------------------
Net assets                                                                             $          3,288,582
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/13/2004
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.69             1,526   $         2,583              1.25%               4.7%
12/31/2014                        1.62             2,282             3,687              1.25%              -7.2%
12/31/2013                        1.74             4,659             8,114              1.25%              13.7%
12/31/2012                        1.53             5,856             8,972              1.25%              13.7%
12/31/2011                        1.35             6,055             8,156              1.25%             -14.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.74               263   $           457              1.00%               5.0%
12/31/2014                        1.66               248               411              1.00%              -7.0%
12/31/2013                        1.78                34                61              1.00%              13.9%
12/31/2012                        1.56               111               173              1.00%              14.0%
12/31/2011                        1.37               105               144              1.00%             -14.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.79                 0   $             0              0.75%               5.3%
12/31/2014                        1.70                 0                 0              0.75%              -6.8%
12/31/2013                        1.82                 0                 0              0.75%              14.2%
12/31/2012                        1.60                 0                 0              0.75%              14.3%
12/31/2011                        1.40                 0                 0              0.75%             -14.1%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              0.50%               5.5%
12/31/2014                        1.74                 0                 0              0.50%              -6.5%
12/31/2013                        1.86                 0                 0              0.50%              14.5%
12/31/2012                        1.63                 1                 2              0.50%              14.6%
12/31/2011                        1.42                 1                 2              0.50%             -13.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.89                 0   $             0              0.25%               5.8%
12/31/2014                        1.79                 0                 0              0.25%              -6.3%
12/31/2013                        1.91                 0                 0              0.25%              14.8%
12/31/2012                        1.66                 0                 0              0.25%              14.9%
12/31/2011                        1.45                 0                 0              0.25%             -13.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.94               128   $           249              0.00%               6.1%
12/31/2014                        1.83               133               244              0.00%              -6.1%
12/31/2013                        1.95               176               343              0.00%              15.1%
12/31/2012                        1.69               367               622              0.00%              15.2%
12/31/2011                        1.47               410               603              0.00%             -13.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.5%
                2013               0.7%
                2012               0.9%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R5 CLASS - 885215236

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,054,704   $     1,168,338            55,016
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (4,981)
                                                       ---------------
Net assets                                             $     1,049,723
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,049,723           743,338   $          1.41
Band 100                                                             0                 0              1.43
Band 75                                                              0                 0              1.45
Band 50                                                              0                 0              1.47
Band 25                                                              0                 0              1.49
Band 0                                                               0                 0              1.51
                                                       ---------------   ---------------
 Total                                                 $     1,049,723           743,338
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        41,221
Mortality & expense charges                                                                        (12,460)
                                                                                           ---------------
Net investment income (loss)                                                                        28,761
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (8,902)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (86,562)
                                                                                           ---------------
Net gain (loss)                                                                                    (95,464)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (66,703)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             28,761   $             17,391
Net realized gain (loss)                                                      (8,902)                24,574
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (86,562)               (33,986)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (66,703)                 7,979
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     388,917              2,245,648
Cost of units redeemed                                                      (256,584)            (1,547,117)
Account charges                                                               (2,403)                (1,168)
                                                                --------------------   --------------------
Increase (decrease)                                                          129,930                697,363
                                                                --------------------   --------------------
Net increase (decrease)                                                       63,227                705,342
Net assets, beginning                                                        986,496                281,154
                                                                --------------------   --------------------
Net assets, ending                                              $          1,049,723   $            986,496
                                                                ====================   ====================

Units sold                                                                   268,099              1,468,273
Units redeemed                                                              (178,145)            (1,007,660)
                                                                --------------------   --------------------
Net increase (decrease)                                                       89,954                460,613
Units outstanding, beginning                                                 653,384                192,771
                                                                --------------------   --------------------
Units outstanding, ending                                                    743,338                653,384
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,141,035
Cost of units redeemed/account charges                                                           (2,041,892)
Net investment income (loss)                                                                         47,961
Net realized gain (loss)                                                                             16,253
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (113,634)
                                                                                       --------------------
Net assets                                                                             $          1,049,723
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41               743   $         1,050              1.25%              -6.5%
12/31/2014                        1.51               653               986              1.25%               3.5%
12/31/2013                        1.46               193               281              1.25%              15.3%
12/31/2012                        1.27                 5                 7              1.25%              10.3%
12/31/2011                        1.15                 0                 0              1.25%              -0.7%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              1.00%              -6.2%
12/31/2014                        1.53                 0                 0              1.00%               3.8%
12/31/2013                        1.47                 0                 0              1.00%              15.5%
12/31/2012                        1.27                 0                 0              1.00%              10.6%
12/31/2011                        1.15                 0                 0              1.00%              -0.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.75%              -6.0%
12/31/2014                        1.54                 0                 0              0.75%               4.0%
12/31/2013                        1.48                 0                 0              0.75%              15.8%
12/31/2012                        1.28                 0                 0              0.75%              10.9%
12/31/2011                        1.16                 0                 0              0.75%              -0.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              0.50%              -5.8%
12/31/2014                        1.56                 0                 0              0.50%               4.3%
12/31/2013                        1.50                 0                 0              0.50%              16.1%
12/31/2012                        1.29                 0                 0              0.50%              11.2%
12/31/2011                        1.16                 0                 0              0.50%               0.1%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.25%              -5.5%
12/31/2014                        1.58                 0                 0              0.25%               4.6%
12/31/2013                        1.51                 0                 0              0.25%              16.4%
12/31/2012                        1.30                 0                 0              0.25%              11.4%
12/31/2011                        1.17                 0                 0              0.25%               0.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.00%              -5.3%
12/31/2014                        1.60                 0                 0              0.00%               4.8%
12/31/2013                        1.53                 0                 0              0.00%              16.7%
12/31/2012                        1.31                 0                 0              0.00%              11.7%
12/31/2011                        1.17                 0                 0              0.00%               0.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.0%
                2014               3.7%
                2013               1.4%
                2012              10.5%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         THORNBURG INVESTMENT INCOME BUILDER FUND R3 CLASS - 885215384

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       799,326   $       909,228            42,551
                                                                         ===============   ===============
Receivables: investments sold                                    7,018
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       806,344
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       676,652           492,883   $          1.37
Band 100                                                        88,674            63,694              1.39
Band 75                                                              0                 0              1.41
Band 50                                                              0                 0              1.43
Band 25                                                              0                 0              1.45
Band 0                                                          41,018            27,859              1.47
                                                       ---------------   ---------------
 Total                                                 $       806,344           584,436
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        47,072
Mortality & expense charges                                                                        (15,889)
                                                                                           ---------------
Net investment income (loss)                                                                        31,183
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (54,416)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                               (85,305)
                                                                                           ---------------
Net gain (loss)                                                                                   (139,721)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (108,538)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             31,183   $             33,129
Net realized gain (loss)                                                     (54,416)                12,777
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                         (85,305)               (53,053)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (108,538)                (7,147)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     335,144              1,048,512
Cost of units redeemed                                                      (874,017)              (185,293)
Account charges                                                                 (435)                  (328)
                                                                --------------------   --------------------
Increase (decrease)                                                         (539,308)               862,891
                                                                --------------------   --------------------
Net increase (decrease)                                                     (647,846)               855,744
Net assets, beginning                                                      1,454,190                598,446
                                                                --------------------   --------------------
Net assets, ending                                              $            806,344   $          1,454,190
                                                                ====================   ====================

Units sold                                                                   267,352                727,638
Units redeemed                                                              (664,291)              (164,047)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (396,939)               563,591
Units outstanding, beginning                                                 981,375                417,784
                                                                --------------------   --------------------
Units outstanding, ending                                                    584,436                981,375
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,035,958
Cost of units redeemed/account charges                                                           (1,171,301)
Net investment income (loss)                                                                         89,964
Net realized gain (loss)                                                                            (38,375)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (109,902)
                                                                                       --------------------
Net assets                                                                             $            806,344
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.37               493   $           677              1.25%              -7.0%
12/31/2014                        1.48               871             1,285              1.25%               3.0%
12/31/2013                        1.43               418               598              1.25%              14.7%
12/31/2012                        1.25               164               204              1.25%               9.8%
12/31/2011                        1.14               146               166              1.25%              -1.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39                64   $            89              1.00%              -6.7%
12/31/2014                        1.49                49                73              1.00%               3.3%
12/31/2013                        1.45                 0                 0              1.00%              14.9%
12/31/2012                        1.26                 0                 0              1.00%              10.1%
12/31/2011                        1.14                 0                 0              1.00%              -0.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.75%              -6.5%
12/31/2014                        1.51                 0                 0              0.75%               3.5%
12/31/2013                        1.46                 0                 0              0.75%              15.2%
12/31/2012                        1.27                 0                 0              0.75%              10.4%
12/31/2011                        1.15                 0                 0              0.75%              -0.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.50%              -6.3%
12/31/2014                        1.53                 0                 0              0.50%               3.8%
12/31/2013                        1.47                 0                 0              0.50%              15.5%
12/31/2012                        1.27                 0                 0              0.50%              10.6%
12/31/2011                        1.15                 0                 0              0.50%              -0.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.45                 0   $             0              0.25%              -6.0%
12/31/2014                        1.54                 0                 0              0.25%               4.0%
12/31/2013                        1.48                 0                 0              0.25%              15.8%
12/31/2012                        1.28                 0                 0              0.25%              10.9%
12/31/2011                        1.16                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.47                28   $            41              0.00%              -5.8%
12/31/2014                        1.56                62                97              0.00%               4.3%
12/31/2013                        1.50                 0                 0              0.00%              16.1%
12/31/2012                        1.29                 0                 0              0.00%              11.2%
12/31/2011                        1.16                 0                 0              0.00%               0.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               4.2%
                2014               4.4%
                2013               4.4%
                2012               5.7%
                2011               6.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R3 CLASS - 885215483

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,940,919   $    10,064,041           762,235
                                                                         ===============   ===============
Receivables: investments sold                                  112,973
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    10,053,892
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     7,967,368         5,900,141   $          1.35
Band 100                                                       808,569           582,428              1.39
Band 75                                                              0                 0              1.43
Band 50                                                              0                 0              1.46
Band 25                                                              0                 0              1.51
Band 0                                                       1,277,955           824,281              1.55
                                                       ---------------   ---------------
 Total                                                 $    10,053,892         7,306,850
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       247,214
Mortality & expense charges                                                                       (152,186)
                                                                                           ---------------
Net investment income (loss)                                                                        95,028
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                          (133,874)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (1,199)
                                                                                           ---------------
Net gain (loss)                                                                                   (135,073)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (40,045)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             95,028   $            110,440
Net realized gain (loss)                                                    (133,874)                (8,514)
Realized gain distributions                                                        0                 88,266
Net change in unrealized appreciation (depreciation)                          (1,199)                26,788
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (40,045)               216,980
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  12,899,992             14,197,088
Cost of units redeemed                                                   (19,978,315)            (7,088,203)
Account charges                                                              (46,035)               (39,678)
                                                                --------------------   --------------------
Increase (decrease)                                                       (7,124,358)             7,069,207
                                                                --------------------   --------------------
Net increase (decrease)                                                   (7,164,403)             7,286,187
Net assets, beginning                                                     17,218,295              9,932,108
                                                                --------------------   --------------------
Net assets, ending                                              $         10,053,892   $         17,218,295
                                                                ====================   ====================

Units sold                                                                 9,564,763             11,062,850
Units redeemed                                                           (14,850,425)            (5,878,915)
                                                                --------------------   --------------------
Net increase (decrease)                                                   (5,285,662)             5,183,935
Units outstanding, beginning                                              12,592,512              7,408,577
                                                                --------------------   --------------------
Units outstanding, ending                                                  7,306,850             12,592,512
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         58,499,156
Cost of units redeemed/account charges                                                          (49,539,598)
Net investment income (loss)                                                                        813,971
Net realized gain (loss)                                                                            197,633
Realized gain distributions                                                                         205,852
Net change in unrealized appreciation (depreciation)                                               (123,122)
                                                                                       --------------------
Net assets                                                                             $         10,053,892
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/1/2006
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.35             5,900   $         7,967              1.25%              -0.9%
12/31/2014                        1.36            11,883            16,192              1.25%               2.1%
12/31/2013                        1.33             7,136             9,524              1.25%              -1.5%
12/31/2012                        1.36             5,363             7,268              1.25%               6.1%
12/31/2011                        1.28             2,672             3,413              1.25%               3.8%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.39               582   $           809              1.00%              -0.6%
12/31/2014                        1.40               470               657              1.00%               2.3%
12/31/2013                        1.37                 1                 2              1.00%              -1.3%
12/31/2012                        1.38                 1                 2              1.00%               6.4%
12/31/2011                        1.30                 1                 1              1.00%               4.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.75%              -0.4%
12/31/2014                        1.43                 0                 0              0.75%               2.6%
12/31/2013                        1.40                 0                 0              0.75%              -1.0%
12/31/2012                        1.41                 0                 0              0.75%               6.6%
12/31/2011                        1.32                 0                 0              0.75%               4.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.46                 0   $             0              0.50%              -0.2%
12/31/2014                        1.47                 0                 0              0.50%               2.9%
12/31/2013                        1.43                 0                 0              0.50%              -0.8%
12/31/2012                        1.44                 0                 0              0.50%               6.9%
12/31/2011                        1.34                 0                 0              0.50%               4.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%               0.1%
12/31/2014                        1.51                 0                 0              0.25%               3.1%
12/31/2013                        1.46                 0                 0              0.25%              -0.5%
12/31/2012                        1.47                 0                 0              0.25%               7.2%
12/31/2011                        1.37                 0                 0              0.25%               4.8%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.55               824   $         1,278              0.00%               0.4%
12/31/2014                        1.54               239               369              0.00%               3.4%
12/31/2013                        1.49               271               406              0.00%              -0.3%
12/31/2012                        1.50               513               769              0.00%               7.4%
12/31/2011                        1.40                93               130              0.00%               5.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               2.1%
                2013               1.8%
                2012               2.8%
                2011               3.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            THORNBURG LIMITED TERM INCOME FUND R5 CLASS - 885216853

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    13,273,126   $    13,417,196         1,009,097
                                                                         ===============   ===============
Receivables: investments sold                                   26,773
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    13,299,899
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    13,299,899        13,484,379   $          0.99
Band 100                                                             0                 0              0.99
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              0.99
Band 25                                                              0                 0              1.00
Band 0                                                               0                 0              1.00
                                                       ---------------   ---------------
 Total                                                 $    13,299,899        13,484,379
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       123,233
Mortality & expense charges                                                                        (71,046)
                                                                                           ---------------
Net investment income (loss)                                                                        52,187
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (9,270)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (144,070)
                                                                                           ---------------
Net gain (loss)                                                                                   (153,340)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (101,153)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             52,187   $                  0
Net realized gain (loss)                                                      (9,270)                     0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (144,070)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (101,153)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  21,124,071                      0
Cost of units redeemed                                                    (7,685,841)                     0
Account charges                                                              (37,178)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                       13,401,052                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,299,899                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         13,299,899   $                  0
                                                                ====================   ====================

Units sold                                                                21,632,482                      0
Units redeemed                                                            (8,148,103)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,484,379                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 13,484,379                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         21,124,071
Cost of units redeemed/account charges                                                           (7,723,019)
Net investment income (loss)                                                                         52,187
Net realized gain (loss)                                                                             (9,270)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (144,070)
                                                                                       --------------------
Net assets                                                                             $         13,299,899
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 2/3/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99            13,484   $        13,300              1.25%              -1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              1.00%              -1.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%              -0.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.50%              -0.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.25%              -0.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.00                 0   $             0              0.00%              -0.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF SOCIAL CHOICE EQUITY RETIREMENT CLASS - 87244W755

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,046,461   $     3,098,682           193,719
                                                                         ===============   ===============
Receivables: investments sold                                    2,690
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,049,151
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,049,151         1,699,853   $          1.79
Band 100                                                             0                 0              1.82
Band 75                                                              0                 0              1.85
Band 50                                                              0                 0              1.88
Band 25                                                              0                 0              1.91
Band 0                                                               0                 0              1.93
                                                       ---------------   ---------------
 Total                                                 $     3,049,151         1,699,853
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        46,726
Mortality & expense charges                                                                        (32,937)
                                                                                           ---------------
Net investment income (loss)                                                                        13,789
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            40,694
Realized gain distributions                                                                        100,083
Net change in unrealized appreciation (depreciation)                                              (260,431)
                                                                                           ---------------
Net gain (loss)                                                                                   (119,654)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (105,865)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             13,789   $             (1,224)
Net realized gain (loss)                                                      40,694                166,977
Realized gain distributions                                                  100,083                 24,352
Net change in unrealized appreciation (depreciation)                        (260,431)                14,513
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (105,865)               204,618
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,179,690              1,713,371
Cost of units redeemed                                                      (274,627)              (929,374)
Account charges                                                               (3,686)                (2,194)
                                                                --------------------   --------------------
Increase (decrease)                                                          901,377                781,803
                                                                --------------------   --------------------
Net increase (decrease)                                                      795,512                986,421
Net assets, beginning                                                      2,253,639              1,267,218
                                                                --------------------   --------------------
Net assets, ending                                              $          3,049,151   $          2,253,639
                                                                ====================   ====================

Units sold                                                                   654,585                983,914
Units redeemed                                                              (162,165)              (520,774)
                                                                --------------------   --------------------
Net increase (decrease)                                                      492,420                463,140
Units outstanding, beginning                                               1,207,433                744,293
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,699,853              1,207,433
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,364,978
Cost of units redeemed/account charges                                                           (1,718,797)
Net investment income (loss)                                                                         23,869
Net realized gain (loss)                                                                            295,602
Realized gain distributions                                                                         135,720
Net change in unrealized appreciation (depreciation)                                                (52,221)
                                                                                       --------------------
Net assets                                                                             $          3,049,151
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.79             1,700   $         3,049              1.25%              -3.9%
12/31/2014                        1.87             1,207             2,254              1.25%               9.6%
12/31/2013                        1.70               744             1,267              1.25%              32.2%
12/31/2012                        1.29               507               652              1.25%              12.4%
12/31/2011                        1.15               295               337              1.25%              -1.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.82                 0   $             0              1.00%              -3.7%
12/31/2014                        1.89                 0                 0              1.00%               9.9%
12/31/2013                        1.72                 0                 0              1.00%              32.6%
12/31/2012                        1.30                 0                 0              1.00%              12.7%
12/31/2011                        1.15                 0                 0              1.00%              -1.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.85                 0   $             0              0.75%              -3.4%
12/31/2014                        1.91                 0                 0              0.75%              10.2%
12/31/2013                        1.74                 0                 0              0.75%              32.9%
12/31/2012                        1.31                 0                 0              0.75%              13.0%
12/31/2011                        1.16                 0                 0              0.75%              -1.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              0.50%              -3.2%
12/31/2014                        1.94                 0                 0              0.50%              10.5%
12/31/2013                        1.75                 0                 0              0.50%              33.2%
12/31/2012                        1.32                 0                 0              0.50%              13.3%
12/31/2011                        1.16                 0                 0              0.50%              -0.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.91                 0   $             0              0.25%              -2.9%
12/31/2014                        1.96                 0                 0              0.25%              10.7%
12/31/2013                        1.77                 0                 0              0.25%              33.6%
12/31/2012                        1.33                 0                 0              0.25%              13.6%
12/31/2011                        1.17                 0                 0              0.25%              -0.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.00%              -2.7%
12/31/2014                        1.99                 0                 0              0.00%              11.0%
12/31/2013                        1.79                 0                 0              0.00%              33.9%
12/31/2012                        1.34                 0                 0              0.00%              13.9%
12/31/2011                        1.17                 0                 0              0.00%              -0.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               1.4%
                2013               1.5%
                2012               2.3%
                2011               1.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND INDEX FUND RETIREMENT CLASS - 87245M855

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,936,904   $     2,980,853           252,443
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (230,711)
                                                       ---------------
Net assets                                             $     2,706,193
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,690,457         2,437,282   $          1.10
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.14
Band 50                                                              0                 0              1.15
Band 25                                                              0                 0              1.17
Band 0                                                          15,736            13,292              1.18
                                                       ---------------   ---------------
 Total                                                 $     2,706,193         2,450,574
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        55,438
Mortality & expense charges                                                                        (34,991)
                                                                                           ---------------
Net investment income (loss)                                                                        20,447
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             9,834
Realized gain distributions                                                                          4,645
Net change in unrealized appreciation (depreciation)                                               (68,590)
                                                                                           ---------------
Net gain (loss)                                                                                    (54,111)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (33,664)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             20,447   $             11,407
Net realized gain (loss)                                                       9,834                    341
Realized gain distributions                                                    4,645                  1,926
Net change in unrealized appreciation (depreciation)                         (68,590)                58,063
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (33,664)                71,737
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,948,812              2,270,726
Cost of units redeemed                                                    (1,623,086)            (1,257,313)
Account charges                                                               (6,319)                (2,670)
                                                                --------------------   --------------------
Increase (decrease)                                                          319,407              1,010,743
                                                                --------------------   --------------------
Net increase (decrease)                                                      285,743              1,082,480
Net assets, beginning                                                      2,420,450              1,337,970
                                                                --------------------   --------------------
Net assets, ending                                              $          2,706,193   $          2,420,450
                                                                ====================   ====================

Units sold                                                                 1,760,125              2,065,865
Units redeemed                                                            (1,481,159)            (1,147,494)
                                                                --------------------   --------------------
Net increase (decrease)                                                      278,966                918,371
Units outstanding, beginning                                               2,171,608              1,253,237
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,450,574              2,171,608
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,995,561
Cost of units redeemed/account charges                                                           (3,303,968)
Net investment income (loss)                                                                         39,556
Net realized gain (loss)                                                                             10,705
Realized gain distributions                                                                           8,288
Net change in unrealized appreciation (depreciation)                                                (43,949)
                                                                                       --------------------
Net assets                                                                             $          2,706,193
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.10             2,437   $         2,690              1.25%              -1.0%
12/31/2014                        1.11             2,171             2,420              1.25%               4.4%
12/31/2013                        1.07             1,253             1,338              1.25%              -3.8%
12/31/2012                        1.11               954             1,059              1.25%               2.5%
12/31/2011                        1.08                66                72              1.25%               6.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%              -0.7%
12/31/2014                        1.13                 0                 0              1.00%               4.7%
12/31/2013                        1.08                 0                 0              1.00%              -3.5%
12/31/2012                        1.12                 0                 0              1.00%               2.7%
12/31/2011                        1.09                 0                 0              1.00%               6.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.14                 0   $             0              0.75%              -0.5%
12/31/2014                        1.14                 0                 0              0.75%               4.9%
12/31/2013                        1.09                 0                 0              0.75%              -3.3%
12/31/2012                        1.12                 0                 0              0.75%               3.0%
12/31/2011                        1.09                 0                 0              0.75%               6.6%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.15                 0   $             0              0.50%              -0.2%
12/31/2014                        1.15                 0                 0              0.50%               5.2%
12/31/2013                        1.10                 0                 0              0.50%              -3.1%
12/31/2012                        1.13                 0                 0              0.50%               3.2%
12/31/2011                        1.10                 0                 0              0.50%               6.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.17                 0   $             0              0.25%               0.0%
12/31/2014                        1.17                 0                 0              0.25%               5.4%
12/31/2013                        1.11                 0                 0              0.25%              -2.8%
12/31/2012                        1.14                 0                 0              0.25%               3.5%
12/31/2011                        1.10                 0                 0              0.25%               7.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.18                13   $            16              0.00%               0.3%
12/31/2014                        1.18                 0                 0              0.00%               5.7%
12/31/2013                        1.12                 0                 0              0.00%              -2.6%
12/31/2012                        1.15                 0                 0              0.00%               3.8%
12/31/2011                        1.10                 0                 0              0.00%               7.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%
                2014               1.7%
                2013               1.5%
                2012               2.4%
                2011               2.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
   TIAA-CREF EMERGING MARKETS EQUITY INDEX FUND RETIREMENT CLASS - 87245M244

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,120,584   $     1,381,077           138,555
                                                                         ===============   ===============
Receivables: investments sold                                    8,644
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,129,228
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,129,228         1,259,668   $          0.90
Band 100                                                             0                 0              0.90
Band 75                                                              0                 0              0.91
Band 50                                                              0                 0              0.91
Band 25                                                              0                 0              0.92
Band 0                                                               0                 0              0.93
                                                       ---------------   ---------------
 Total                                                 $     1,129,228         1,259,668
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        23,699
Mortality & expense charges                                                                        (12,316)
                                                                                           ---------------
Net investment income (loss)                                                                        11,383
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           (24,926)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (211,367)
                                                                                           ---------------
Net gain (loss)                                                                                   (236,293)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (224,910)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             11,383   $              7,840
Net realized gain (loss)                                                     (24,926)                   852
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                        (211,367)               (49,130)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (224,910)               (40,438)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   1,331,458                812,145
Cost of units redeemed                                                      (594,845)              (153,604)
Account charges                                                                 (988)                (1,758)
                                                                --------------------   --------------------
Increase (decrease)                                                          735,625                656,783
                                                                --------------------   --------------------
Net increase (decrease)                                                      510,715                616,345
Net assets, beginning                                                        618,513                  2,168
                                                                --------------------   --------------------
Net assets, ending                                              $          1,129,228   $            618,513
                                                                ====================   ====================

Units sold                                                                 1,240,372                718,184
Units redeemed                                                              (559,527)              (141,294)
                                                                --------------------   --------------------
Net increase (decrease)                                                      680,845                576,890
Units outstanding, beginning                                                 578,823                  1,933
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,259,668                578,823
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          2,147,838
Cost of units redeemed/account charges                                                             (753,278)
Net investment income (loss)                                                                         19,235
Net realized gain (loss)                                                                            (24,074)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                               (260,493)
                                                                                       --------------------
Net assets                                                                             $          1,129,228
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 6/20/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.90             1,260   $         1,129              1.25%             -16.1%
12/31/2014                        1.07               579               619              1.25%              -4.7%
12/31/2013                        1.12                 2                 2              1.25%              12.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.90                 0   $             0              1.00%             -15.9%
12/31/2014                        1.07                 0                 0              1.00%              -4.5%
12/31/2013                        1.12                 0                 0              1.00%              12.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.75%             -15.7%
12/31/2014                        1.08                 0                 0              0.75%              -4.2%
12/31/2013                        1.12                 0                 0              0.75%              12.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.91                 0   $             0              0.50%             -15.5%
12/31/2014                        1.08                 0                 0              0.50%              -4.0%
12/31/2013                        1.13                 0                 0              0.50%              12.6%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.92                 0   $             0              0.25%             -15.3%
12/31/2014                        1.09                 0                 0              0.25%              -3.8%
12/31/2013                        1.13                 0                 0              0.25%              12.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          0.93                 0   $             0              0.00%             -15.1%
12/31/2014                        1.09                 0                 0              0.00%              -3.5%
12/31/2013                        1.13                 0                 0              0.00%              12.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               4.0%
                2013               1.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF GROWTH & INCOME RETIREMENT CLASS - 87244W763

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,583,092   $     3,740,524           307,887
                                                                         ===============   ===============
Receivables: investments sold                                    9,956
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,593,048
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,593,048         1,838,509   $          1.95
Band 100                                                             0                 0              1.98
Band 75                                                              0                 0              2.01
Band 50                                                              0                 0              2.04
Band 25                                                              0                 0              2.08
Band 0                                                               0                 0              2.11
                                                       ---------------   ---------------
 Total                                                 $     3,593,048         1,838,509
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        30,375
Mortality & expense charges                                                                        (41,918)
                                                                                           ---------------
Net investment income (loss)                                                                       (11,543)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            33,704
Realized gain distributions                                                                        231,821
Net change in unrealized appreciation (depreciation)                                              (199,636)
                                                                                           ---------------
Net gain (loss)                                                                                     65,889
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        54,346
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            (11,543)  $            (16,202)
Net realized gain (loss)                                                      33,704                373,226
Realized gain distributions                                                  231,821                234,204
Net change in unrealized appreciation (depreciation)                        (199,636)              (235,673)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             54,346                355,555
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     619,985              1,403,661
Cost of units redeemed                                                      (249,703)            (2,217,191)
Account charges                                                               (2,965)                (1,194)
                                                                --------------------   --------------------
Increase (decrease)                                                          367,317               (814,724)
                                                                --------------------   --------------------
Net increase (decrease)                                                      421,663               (459,169)
Net assets, beginning                                                      3,171,385              3,630,554
                                                                --------------------   --------------------
Net assets, ending                                              $          3,593,048   $          3,171,385
                                                                ====================   ====================

Units sold                                                                   319,982                757,602
Units redeemed                                                              (135,994)            (1,177,802)
                                                                --------------------   --------------------
Net increase (decrease)                                                      183,988               (420,200)
Units outstanding, beginning                                               1,654,521              2,074,721
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,838,509              1,654,521
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          5,800,858
Cost of units redeemed/account charges                                                           (3,225,107)
Net investment income (loss)                                                                        (30,615)
Net realized gain (loss)                                                                            466,224
Realized gain distributions                                                                         739,120
Net change in unrealized appreciation (depreciation)                                               (157,432)
                                                                                       --------------------
Net assets                                                                             $          3,593,048
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.95             1,839   $         3,593              1.25%               2.0%
12/31/2014                        1.92             1,655             3,171              1.25%               9.5%
12/31/2013                        1.75             2,075             3,631              1.25%              32.4%
12/31/2012                        1.32             1,023             1,352              1.25%              14.7%
12/31/2011                        1.15               349               402              1.25%               1.5%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              1.00%               2.2%
12/31/2014                        1.94                 0                 0              1.00%               9.8%
12/31/2013                        1.77                 0                 0              1.00%              32.7%
12/31/2012                        1.33                 0                 0              1.00%              15.0%
12/31/2011                        1.16                 0                 0              1.00%               1.8%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.01                 0   $             0              0.75%               2.5%
12/31/2014                        1.97                 0                 0              0.75%              10.1%
12/31/2013                        1.79                 0                 0              0.75%              33.0%
12/31/2012                        1.34                 0                 0              0.75%              15.3%
12/31/2011                        1.16                 0                 0              0.75%               2.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.04                 0   $             0              0.50%               2.7%
12/31/2014                        1.99                 0                 0              0.50%              10.4%
12/31/2013                        1.80                 0                 0              0.50%              33.3%
12/31/2012                        1.35                 0                 0              0.50%              15.6%
12/31/2011                        1.17                 0                 0              0.50%               2.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              0.25%               3.0%
12/31/2014                        2.02                 0                 0              0.25%              10.6%
12/31/2013                        1.82                 0                 0              0.25%              33.7%
12/31/2012                        1.36                 0                 0              0.25%              15.9%
12/31/2011                        1.18                 0                 0              0.25%               2.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.00%               3.2%
12/31/2014                        2.04                 0                 0              0.00%              10.9%
12/31/2013                        1.84                 0                 0              0.00%              34.0%
12/31/2012                        1.37                 0                 0              0.00%              16.2%
12/31/2011                        1.18                 0                 0              0.00%               2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               0.8%
                2013               0.7%
                2012               1.8%
                2011               0.9%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
       TIAA-CREF INTERNATIONAL EQUITY INDEX RETIREMENT CLASS - 87244W490

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,148,461   $     5,673,177           281,616
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (304,660)
                                                       ---------------
Net assets                                             $     4,843,801
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     4,835,641         4,020,995   $          1.20
Band 100                                                             0                 0              1.22
Band 75                                                              0                 0              1.24
Band 50                                                              0                 0              1.26
Band 25                                                              0                 0              1.28
Band 0                                                           8,160             6,292              1.30
                                                       ---------------   ---------------
 Total                                                 $     4,843,801         4,027,287
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       135,877
Mortality & expense charges                                                                        (55,949)
                                                                                           ---------------
Net investment income (loss)                                                                        79,928
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,414
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                              (230,302)
                                                                                           ---------------
Net gain (loss)                                                                                   (222,888)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (142,960)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             79,928   $             78,916
Net realized gain (loss)                                                       7,414                272,213
Realized gain distributions                                                        0                  5,860
Net change in unrealized appreciation (depreciation)                        (230,302)              (598,867)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (142,960)              (241,878)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,717,051              3,812,712
Cost of units redeemed                                                    (1,321,492)            (1,910,799)
Account charges                                                               (5,849)                (3,125)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,389,710              1,898,788
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,246,750              1,656,910
Net assets, beginning                                                      3,597,051              1,940,141
                                                                --------------------   --------------------
Net assets, ending                                              $          4,843,801   $          3,597,051
                                                                ====================   ====================

Units sold                                                                 2,210,993              2,914,761
Units redeemed                                                            (1,115,349)            (1,455,488)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,095,644              1,459,273
Units outstanding, beginning                                               2,931,643              1,472,370
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,027,287              2,931,643
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          8,584,994
Cost of units redeemed/account charges                                                           (3,722,849)
Net investment income (loss)                                                                        212,699
Net realized gain (loss)                                                                            287,813
Realized gain distributions                                                                           5,860
Net change in unrealized appreciation (depreciation)                                               (524,716)
                                                                                       --------------------
Net assets                                                                             $          4,843,801
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.20             4,021   $         4,836              1.25%              -2.0%
12/31/2014                        1.23             2,932             3,597              1.25%              -6.9%
12/31/2013                        1.32             1,472             1,940              1.25%              20.2%
12/31/2012                        1.10             1,067             1,170              1.25%              17.3%
12/31/2011                        0.94               259               242              1.25%             -13.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.22                 0   $             0              1.00%              -1.7%
12/31/2014                        1.24                 0                 0              1.00%              -6.7%
12/31/2013                        1.33                 0                 0              1.00%              20.5%
12/31/2012                        1.10                 0                 0              1.00%              17.6%
12/31/2011                        0.94                 0                 0              1.00%             -13.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.24                 0   $             0              0.75%              -1.5%
12/31/2014                        1.26                 0                 0              0.75%              -6.4%
12/31/2013                        1.34                 0                 0              0.75%              20.8%
12/31/2012                        1.11                 0                 0              0.75%              17.8%
12/31/2011                        0.94                 0                 0              0.75%             -13.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.26                 0   $             0              0.50%              -1.2%
12/31/2014                        1.27                 0                 0              0.50%              -6.2%
12/31/2013                        1.36                 0                 0              0.50%              21.1%
12/31/2012                        1.12                 0                 0              0.50%              18.1%
12/31/2011                        0.95                 0                 0              0.50%             -12.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.28                 0   $             0              0.25%              -1.0%
12/31/2014                        1.29                 0                 0              0.25%              -5.9%
12/31/2013                        1.37                 0                 0              0.25%              21.4%
12/31/2012                        1.13                 0                 0              0.25%              18.4%
12/31/2011                        0.95                 0                 0              0.25%             -12.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.30                 6   $             8              0.00%              -0.8%
12/31/2014                        1.31                 0                 0              0.00%              -5.7%
12/31/2013                        1.39                 0                 0              0.00%              21.7%
12/31/2012                        1.14                 0                 0              0.00%              18.7%
12/31/2011                        0.96                 0                 0              0.00%             -12.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.2%
                2014               4.5%
                2013               3.0%
                2012               4.5%
                2011               4.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
         TIAA-CREF LARGE-CAP GROWTH INDEX RETIREMENT CLASS - 87244W672

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    10,354,962   $     9,258,071           472,046
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (182,370)
                                                       ---------------
Net assets                                             $    10,172,592
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    10,172,592         4,967,137   $          2.05
Band 100                                                             0                 0              2.08
Band 75                                                              0                 0              2.11
Band 50                                                              0                 0              2.14
Band 25                                                              0                 0              2.18
Band 0                                                               0                 0              2.21
                                                       ---------------   ---------------
 Total                                                 $    10,172,592         4,967,137
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       120,954
Mortality & expense charges                                                                       (113,286)
                                                                                           ---------------
Net investment income (loss)                                                                         7,668
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           308,541
Realized gain distributions                                                                        129,379
Net change in unrealized appreciation (depreciation)                                              (150,613)
                                                                                           ---------------
Net gain (loss)                                                                                    287,307
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       294,975
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              7,668   $             (8,553)
Net realized gain (loss)                                                     308,541                674,159
Realized gain distributions                                                  129,379                121,208
Net change in unrealized appreciation (depreciation)                        (150,613)                71,659
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            294,975                858,473
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   4,123,946              3,576,488
Cost of units redeemed                                                    (1,891,359)            (2,882,417)
Account charges                                                               (2,556)                (1,578)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,230,031                692,493
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,525,006              1,550,966
Net assets, beginning                                                      7,647,586              6,096,620
                                                                --------------------   --------------------
Net assets, ending                                              $         10,172,592   $          7,647,586
                                                                ====================   ====================

Units sold                                                                 2,032,691              1,966,978
Units redeemed                                                              (949,020)            (1,530,210)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,083,671                436,768
Units outstanding, beginning                                               3,883,466              3,446,698
                                                                --------------------   --------------------
Units outstanding, ending                                                  4,967,137              3,883,466
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,464,590
Cost of units redeemed/account charges                                                           (6,812,329)
Net investment income (loss)                                                                         48,962
Net realized gain (loss)                                                                          1,105,313
Realized gain distributions                                                                         269,165
Net change in unrealized appreciation (depreciation)                                              1,096,891
                                                                                       --------------------
Net assets                                                                             $         10,172,592
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.05             4,967   $        10,173              1.25%               4.0%
12/31/2014                        1.97             3,883             7,648              1.25%              11.3%
12/31/2013                        1.77             3,447             6,097              1.25%              31.4%
12/31/2012                        1.35             2,867             3,860              1.25%              13.5%
12/31/2011                        1.19               360               428              1.25%               1.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.08                 0   $             0              1.00%               4.3%
12/31/2014                        1.99                 0                 0              1.00%              11.6%
12/31/2013                        1.79                 0                 0              1.00%              31.7%
12/31/2012                        1.36                 0                 0              1.00%              13.8%
12/31/2011                        1.19                 0                 0              1.00%               1.3%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.11                 0   $             0              0.75%               4.5%
12/31/2014                        2.02                 0                 0              0.75%              11.9%
12/31/2013                        1.80                 0                 0              0.75%              32.0%
12/31/2012                        1.37                 0                 0              0.75%              14.0%
12/31/2011                        1.20                 0                 0              0.75%               1.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.14                 0   $             0              0.50%               4.8%
12/31/2014                        2.05                 0                 0              0.50%              12.2%
12/31/2013                        1.82                 0                 0              0.50%              32.4%
12/31/2012                        1.38                 0                 0              0.50%              14.3%
12/31/2011                        1.20                 0                 0              0.50%               1.8%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.18                 0   $             0              0.25%               5.0%
12/31/2014                        2.07                 0                 0              0.25%              12.5%
12/31/2013                        1.84                 0                 0              0.25%              32.7%
12/31/2012                        1.39                 0                 0              0.25%              14.6%
12/31/2011                        1.21                 0                 0              0.25%               2.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          2.21                 0   $             0              0.00%               5.3%
12/31/2014                        2.10                 0                 0              0.00%              12.7%
12/31/2013                        1.86                 0                 0              0.00%              33.0%
12/31/2012                        1.40                 0                 0              0.00%              14.9%
12/31/2011                        1.22                 0                 0              0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015                1.4%
                2014                1.3%
                2013                1.4%
                2012                2.8%
                2011                2.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP VALUE INDEX RETIREMENT CLASS - 87244W656

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     5,420,630   $     5,811,167           318,500
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                               (289,589)
                                                       ---------------
Net assets                                             $     5,131,041
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     5,131,041         2,826,342   $          1.82
Band 100                                                             0                 0              1.84
Band 75                                                              0                 0              1.87
Band 50                                                              0                 0              1.90
Band 25                                                              0                 0              1.93
Band 0                                                               0                 0              1.96
                                                       ---------------   ---------------
 Total                                                 $     5,131,041         2,826,342
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       117,946
Mortality & expense charges                                                                        (60,674)
                                                                                           ---------------
Net investment income (loss)                                                                        57,272
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            63,340
Realized gain distributions                                                                        213,055
Net change in unrealized appreciation (depreciation)                                              (589,955)
                                                                                           ---------------
Net gain (loss)                                                                                   (313,560)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (256,288)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             57,272   $              5,818
Net realized gain (loss)                                                      63,340                848,168
Realized gain distributions                                                  213,055                109,008
Net change in unrealized appreciation (depreciation)                        (589,955)              (352,966)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (256,288)               610,028
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,510,963              4,156,636
Cost of units redeemed                                                    (1,496,288)            (3,612,503)
Account charges                                                               (3,379)                (1,650)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,011,296                542,483
                                                                --------------------   --------------------
Net increase (decrease)                                                      755,008              1,152,511
Net assets, beginning                                                      4,376,033              3,223,522
                                                                --------------------   --------------------
Net assets, ending                                              $          5,131,041   $          4,376,033
                                                                ====================   ====================

Units sold                                                                 1,380,606              2,343,795
Units redeemed                                                              (837,071)            (1,939,267)
                                                                --------------------   --------------------
Net increase (decrease)                                                      543,535                404,528
Units outstanding, beginning                                               2,282,807              1,878,279
                                                                --------------------   --------------------
Units outstanding, ending                                                  2,826,342              2,282,807
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          9,739,721
Cost of units redeemed/account charges                                                           (5,774,261)
Net investment income (loss)                                                                        111,309
Net realized gain (loss)                                                                            992,873
Realized gain distributions                                                                         451,936
Net change in unrealized appreciation (depreciation)                                               (390,537)
                                                                                       --------------------
Net assets                                                                             $          5,131,041
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 12/17/2009
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.82             2,826   $         5,131              1.25%              -5.3%
12/31/2014                        1.92             2,283             4,376              1.25%              11.7%
12/31/2013                        1.72             1,878             3,224              1.25%              30.4%
12/31/2012                        1.32             1,552             2,043              1.25%              15.6%
12/31/2011                        1.14                95               108              1.25%              -1.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.84                 0   $             0              1.00%              -5.1%
12/31/2014                        1.94                 0                 0              1.00%              12.0%
12/31/2013                        1.73                 0                 0              1.00%              30.7%
12/31/2012                        1.33                 0                 0              1.00%              15.9%
12/31/2011                        1.14                 0                 0              1.00%              -0.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.87                 0   $             0              0.75%              -4.8%
12/31/2014                        1.97                 0                 0              0.75%              12.3%
12/31/2013                        1.75                 0                 0              0.75%              31.0%
12/31/2012                        1.34                 0                 0              0.75%              16.2%
12/31/2011                        1.15                 0                 0              0.75%              -0.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.90                 0   $             0              0.50%              -4.6%
12/31/2014                        1.99                 0                 0              0.50%              12.5%
12/31/2013                        1.77                 0                 0              0.50%              31.4%
12/31/2012                        1.35                 0                 0              0.50%              16.5%
12/31/2011                        1.16                 0                 0              0.50%              -0.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.93                 0   $             0              0.25%              -4.3%
12/31/2014                        2.02                 0                 0              0.25%              12.8%
12/31/2013                        1.79                 0                 0              0.25%              31.7%
12/31/2012                        1.36                 0                 0              0.25%              16.8%
12/31/2011                        1.16                 0                 0              0.25%              -0.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.96                 0   $             0              0.00%              -4.1%
12/31/2014                        2.04                 0                 0              0.00%              13.1%
12/31/2013                        1.80                 0                 0              0.00%              32.0%
12/31/2012                        1.37                 0                 0              0.00%              17.1%
12/31/2011                        1.17                 0                 0              0.00%               0.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015                2.5%
                2014                1.8%
                2013                2.1%
                2012                4.1%
                2011                3.6%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2010 FUND RETIREMENT CLASS - 87245M202

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     6,842,298   $     7,070,425           515,987
                                                                         ===============   ===============
Receivables: investments sold                                   15,170
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     6,857,468
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     6,758,957         6,503,068   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.06
Band 0                                                          98,511            92,313              1.07
                                                       ---------------   ---------------
 Total                                                 $     6,857,468         6,595,381
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       112,201
Mortality & expense charges                                                                        (74,199)
                                                                                           ---------------
Net investment income (loss)                                                                        38,002
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           131,127
Realized gain distributions                                                                         15,031
Net change in unrealized appreciation (depreciation)                                              (299,437)
                                                                                           ---------------
Net gain (loss)                                                                                   (153,279)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (115,277)
                                                                                           ===============

                                STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,002   $             31,241
Net realized gain (loss)                                                     131,127                 87,947
Realized gain distributions                                                   15,031                 10,767
Net change in unrealized appreciation (depreciation)                        (299,437)                71,310
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (115,277)               201,265
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,216,529              6,617,251
Cost of units redeemed                                                    (4,605,560)            (2,452,342)
Account charges                                                               (3,639)                  (759)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,607,330              4,164,150
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,492,053              4,365,415
Net assets, beginning                                                      4,365,415                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          6,857,468   $          4,365,415
                                                                ====================   ====================

Units sold                                                                 6,903,331              6,498,902
Units redeemed                                                            (4,443,498)            (2,363,354)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,459,833              4,135,548
Units outstanding, beginning                                               4,135,548                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  6,595,381              4,135,548
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         13,833,780
Cost of units redeemed/account charges                                                           (7,062,300)
Net investment income (loss)                                                                         69,243
Net realized gain (loss)                                                                            219,074
Realized gain distributions                                                                          25,798
Net change in unrealized appreciation (depreciation)                                               (228,127)
                                                                                       --------------------
Net assets                                                                             $          6,857,468
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04             6,503   $         6,759              1.25%              -1.5%
12/31/2014                        1.06             4,115             4,344              1.25%               4.7%
12/31/2013                        1.01                 0                 0              1.25%               0.9%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%              -1.3%
12/31/2014                        1.06                 0                 0              1.00%               4.9%
12/31/2013                        1.01                 0                 0              1.00%               0.9%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%              -1.0%
12/31/2014                        1.06                 0                 0              0.75%               5.2%
12/31/2013                        1.01                 0                 0              0.75%               0.9%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%              -0.8%
12/31/2014                        1.06                 0                 0              0.50%               5.4%
12/31/2013                        1.01                 0                 0              0.50%               0.9%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%              -0.5%
12/31/2014                        1.07                 0                 0              0.25%               5.7%
12/31/2013                        1.01                 0                 0              0.25%               1.0%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                92   $            99              0.00%              -0.3%
12/31/2014                        1.07                20                22              0.00%               6.0%
12/31/2013                        1.01                 0                 0              0.00%               1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015                2.0%
                2014                3.7%
                2013                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2015 FUND RETIREMENT CLASS - 87245M301

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    16,591,047   $    17,117,611         1,209,295
                                                                         ===============   ===============
Receivables: investments sold                                   12,581
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    16,603,628
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    16,371,422        15,693,344   $          1.04
Band 100                                                             0                 0              1.05
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.07
Band 0                                                         232,206           216,797              1.07
                                                       ---------------   ---------------
 Total                                                 $    16,603,628        15,910,141
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       281,035
Mortality & expense charges                                                                       (182,107)
                                                                                           ---------------
Net investment income (loss)                                                                        98,928
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           218,587
Realized gain distributions                                                                         42,308
Net change in unrealized appreciation (depreciation)                                              (607,348)
                                                                                           ---------------
Net gain (loss)                                                                                   (346,453)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (247,525)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             98,928   $            102,786
Net realized gain (loss)                                                     218,587                 96,598
Realized gain distributions                                                   42,308                 17,321
Net change in unrealized appreciation (depreciation)                        (607,348)                80,784
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (247,525)               297,489
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  11,829,590             13,730,365
Cost of units redeemed                                                    (5,388,926)            (3,597,424)
Account charges                                                              (14,172)                (5,769)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,426,492             10,127,172
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,178,967             10,424,661
Net assets, beginning                                                     10,424,661                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         16,603,628   $         10,424,661
                                                                ====================   ====================

Units sold                                                                11,237,605             13,439,178
Units redeemed                                                            (5,168,257)            (3,598,385)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,069,348              9,840,793
Units outstanding, beginning                                               9,840,793                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 15,910,141              9,840,793
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         25,559,955
Cost of units redeemed/account charges                                                           (9,006,291)
Net investment income (loss)                                                                        201,714
Net realized gain (loss)                                                                            315,185
Realized gain distributions                                                                          59,629
Net change in unrealized appreciation (depreciation)                                               (526,564)
                                                                                       --------------------
Net assets                                                                             $         16,603,628
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.04            15,693   $        16,371              1.25%              -1.5%
12/31/2014                        1.06             9,794            10,374              1.25%               4.8%
12/31/2013                        1.01                 0                 0              1.25%               1.1%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.00%              -1.3%
12/31/2014                        1.06                 0                 0              1.00%               5.0%
12/31/2013                        1.01                 0                 0              1.00%               1.1%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%              -1.0%
12/31/2014                        1.07                 0                 0              0.75%               5.3%
12/31/2013                        1.01                 0                 0              0.75%               1.2%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%              -0.8%
12/31/2014                        1.07                 0                 0              0.50%               5.5%
12/31/2013                        1.01                 0                 0              0.50%               1.2%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%              -0.5%
12/31/2014                        1.07                 0                 0              0.25%               5.8%
12/31/2013                        1.01                 0                 0              0.25%               1.2%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07               217   $           232              0.00%              -0.3%
12/31/2014                        1.07                47                50              0.00%               6.1%
12/31/2013                        1.01                 0                 0              0.00%               1.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015                2.1%
                2014                3.7%
                2013                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2020 FUND RETIREMENT CLASS - 87245M400

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    41,226,050   $    42,537,477         2,903,838
                                                                         ===============   ===============
Receivables: investments sold                                   37,494
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    41,263,544
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    40,910,062        39,100,828   $          1.05
Band 100                                                             0                 0              1.05
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.06
Band 25                                                              0                 0              1.07
Band 0                                                         353,482           329,052              1.07
                                                       ---------------   ---------------
 Total                                                 $    41,263,544        39,429,880
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       724,112
Mortality & expense charges                                                                       (426,534)
                                                                                           ---------------
Net investment income (loss)                                                                       297,578
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           187,383
Realized gain distributions                                                                         84,737
Net change in unrealized appreciation (depreciation)                                            (1,374,754)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,102,634)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (805,056)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            297,578   $            297,949
Net realized gain (loss)                                                     187,383                 42,521
Realized gain distributions                                                   84,737                 25,541
Net change in unrealized appreciation (depreciation)                      (1,374,754)                63,327
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (805,056)               429,338
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  33,203,136             22,545,631
Cost of units redeemed                                                   (12,822,170)            (1,255,640)
Account charges                                                              (22,899)                (8,796)
                                                                --------------------   --------------------
Increase (decrease)                                                       20,358,067             21,281,195
                                                                --------------------   --------------------
Net increase (decrease)                                                   19,553,011             21,710,533
Net assets, beginning                                                     21,710,533                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         41,263,544   $         21,710,533
                                                                ====================   ====================

Units sold                                                                31,548,597             21,963,497
Units redeemed                                                           (12,523,639)            (1,558,575)
                                                                --------------------   --------------------
Net increase (decrease)                                                   19,024,958             20,404,922
Units outstanding, beginning                                              20,404,922                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 39,429,880             20,404,922
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         55,748,767
Cost of units redeemed/account charges                                                          (14,109,505)
Net investment income (loss)                                                                        595,527
Net realized gain (loss)                                                                            229,904
Realized gain distributions                                                                         110,278
Net change in unrealized appreciation (depreciation)                                             (1,311,427)
                                                                                       --------------------
Net assets                                                                             $         41,263,544
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            39,101   $        40,910              1.25%              -1.7%
12/31/2014                        1.06            20,342            21,642              1.25%               5.0%
12/31/2013                        1.01                 0                 0              1.25%               1.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.00%              -1.4%
12/31/2014                        1.07                 0                 0              1.00%               5.2%
12/31/2013                        1.01                 0                 0              1.00%               1.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%              -1.2%
12/31/2014                        1.07                 0                 0              0.75%               5.5%
12/31/2013                        1.01                 0                 0              0.75%               1.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.50%              -0.9%
12/31/2014                        1.07                 0                 0              0.50%               5.7%
12/31/2013                        1.01                 0                 0              0.50%               1.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%              -0.7%
12/31/2014                        1.08                 0                 0              0.25%               6.0%
12/31/2013                        1.01                 0                 0              0.25%               1.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07               329   $           353              0.00%              -0.4%
12/31/2014                        1.08                63                68              0.00%               6.3%
12/31/2013                        1.02                 0                 0              0.00%               1.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015                2.3%
                2014                3.8%
                2013                0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2025 FUND RETIREMENT CLASS - 87245M509

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    33,272,550   $    34,114,060         2,275,437
                                                                         ===============   ===============
Receivables: investments sold                                   39,852
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    33,312,402
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    33,053,049        31,512,437   $          1.05
Band 100                                                             0                 0              1.05
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.07
Band 0                                                         259,353           240,826              1.08
                                                       ---------------   ---------------
 Total                                                 $    33,312,402        31,753,263
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       597,062
Mortality & expense charges                                                                       (329,654)
                                                                                           ---------------
Net investment income (loss)                                                                       267,408
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           107,785
Realized gain distributions                                                                         72,345
Net change in unrealized appreciation (depreciation)                                            (1,125,149)
                                                                                           ---------------
Net gain (loss)                                                                                   (945,019)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (677,611)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            267,408   $            187,549
Net realized gain (loss)                                                     107,785                110,669
Realized gain distributions                                                   72,345                 22,237
Net change in unrealized appreciation (depreciation)                      (1,125,149)               283,639
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (677,611)               604,094
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  19,184,327             22,427,965
Cost of units redeemed                                                    (2,780,031)            (5,420,728)
Account charges                                                              (19,350)                (6,264)
                                                                --------------------   --------------------
Increase (decrease)                                                       16,384,946             17,000,973
                                                                --------------------   --------------------
Net increase (decrease)                                                   15,707,335             17,605,067
Net assets, beginning                                                     17,605,067                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         33,312,402   $         17,605,067
                                                                ====================   ====================

Units sold                                                                18,122,125             22,653,577
Units redeemed                                                            (2,857,380)            (6,165,059)
                                                                --------------------   --------------------
Net increase (decrease)                                                   15,264,745             16,488,518
Units outstanding, beginning                                              16,488,518                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 31,753,263             16,488,518
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         41,612,292
Cost of units redeemed/account charges                                                           (8,226,373)
Net investment income (loss)                                                                        454,957
Net realized gain (loss)                                                                            218,454
Realized gain distributions                                                                          94,582
Net change in unrealized appreciation (depreciation)                                               (841,510)
                                                                                       --------------------
Net assets                                                                             $         33,312,402
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            31,512   $        33,053              1.25%              -1.8%
12/31/2014                        1.07            16,445            17,557              1.25%               5.1%
12/31/2013                        1.02                 0                 0              1.25%               1.6%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              1.00%              -1.5%
12/31/2014                        1.07                 0                 0              1.00%               5.3%
12/31/2013                        1.02                 0                 0              1.00%               1.6%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%              -1.3%
12/31/2014                        1.07                 0                 0              0.75%               5.6%
12/31/2013                        1.02                 0                 0              0.75%               1.7%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%              -1.0%
12/31/2014                        1.08                 0                 0              0.50%               5.9%
12/31/2013                        1.02                 0                 0              0.50%               1.7%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%              -0.8%
12/31/2014                        1.08                 0                 0              0.25%               6.1%
12/31/2013                        1.02                 0                 0              0.25%               1.7%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               241   $           259              0.00%              -0.5%
12/31/2014                        1.08                44                48              0.00%               6.4%
12/31/2013                        1.02                 0                 0              0.00%               1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.3%
                2014               3.8%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2030 FUND RETIREMENT CLASS - 87245M608

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    31,126,549   $    32,196,053         2,070,449
                                                                         ===============   ===============
Receivables: investments sold                                   95,831
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    31,222,380
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    30,958,083        29,433,683   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.07
Band 0                                                         264,297           244,744              1.08
                                                       ---------------   ---------------
 Total                                                 $    31,222,380        29,678,427
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       584,382
Mortality & expense charges                                                                       (328,871)
                                                                                           ---------------
Net investment income (loss)                                                                       255,511
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           150,055
Realized gain distributions                                                                         74,823
Net change in unrealized appreciation (depreciation)                                            (1,197,766)
                                                                                           ---------------
Net gain (loss)                                                                                   (972,888)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (717,377)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            255,511   $            223,072
Net realized gain (loss)                                                     150,055                123,005
Realized gain distributions                                                   74,823                 17,861
Net change in unrealized appreciation (depreciation)                      (1,197,766)               128,262
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (717,377)               492,200
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  23,106,925             21,250,003
Cost of units redeemed                                                    (8,382,583)            (4,494,270)
Account charges                                                              (24,748)                (7,770)
                                                                --------------------   --------------------
Increase (decrease)                                                       14,699,594             16,747,963
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,982,217             17,240,163
Net assets, beginning                                                     17,240,163                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         31,222,380   $         17,240,163
                                                                ====================   ====================

Units sold                                                                21,509,113             20,547,038
Units redeemed                                                            (7,919,855)            (4,457,869)
                                                                --------------------   --------------------
Net increase (decrease)                                                   13,589,258             16,089,169
Units outstanding, beginning                                              16,089,169                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 29,678,427             16,089,169
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         44,356,928
Cost of units redeemed/account charges                                                          (12,909,371)
Net investment income (loss)                                                                        478,583
Net realized gain (loss)                                                                            273,060
Realized gain distributions                                                                          92,684
Net change in unrealized appreciation (depreciation)                                             (1,069,504)
                                                                                       --------------------
Net assets                                                                             $         31,222,380
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            29,434   $        30,958              1.25%              -1.8%
12/31/2014                        1.07            16,053            17,201              1.25%               5.1%
12/31/2013                        1.02                 0                 0              1.25%               2.0%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -1.6%
12/31/2014                        1.07                 0                 0              1.00%               5.3%
12/31/2013                        1.02                 0                 0              1.00%               2.0%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%              -1.3%
12/31/2014                        1.08                 0                 0              0.75%               5.6%
12/31/2013                        1.02                 0                 0              0.75%               2.0%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%              -1.1%
12/31/2014                        1.08                 0                 0              0.50%               5.9%
12/31/2013                        1.02                 0                 0              0.50%               2.0%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.25%              -0.9%
12/31/2014                        1.08                 0                 0              0.25%               6.1%
12/31/2013                        1.02                 0                 0              0.25%               2.1%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               245   $           264              0.00%              -0.6%
12/31/2014                        1.09                36                39              0.00%               6.4%
12/31/2013                        1.02                 0                 0              0.00%               2.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.4%
                2014               3.9%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2035 FUND RETIREMENT CLASS - 87245M707

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    22,309,159   $    23,080,288         1,442,316
                                                                         ===============   ===============
Receivables: investments sold                                   32,327
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    22,341,486
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    22,157,101        21,022,037   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                         184,385           170,385              1.08
                                                       ---------------   ---------------
 Total                                                 $    22,341,486        21,192,422
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       423,647
Mortality & expense charges                                                                       (197,234)
                                                                                           ---------------
Net investment income (loss)                                                                       226,413
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            34,230
Realized gain distributions                                                                         58,609
Net change in unrealized appreciation (depreciation)                                              (809,984)
                                                                                           ---------------
Net gain (loss)                                                                                   (717,145)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (490,732)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            226,413   $            105,592
Net realized gain (loss)                                                      34,230                159,917
Realized gain distributions                                                   58,609                 11,053
Net change in unrealized appreciation (depreciation)                        (809,984)                38,855
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (490,732)               315,417
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  14,478,044             14,050,084
Cost of units redeemed                                                    (1,358,630)            (4,624,045)
Account charges                                                              (22,045)                (6,607)
                                                                --------------------   --------------------
Increase (decrease)                                                       13,097,369              9,419,432
                                                                --------------------   --------------------
Net increase (decrease)                                                   12,606,637              9,734,849
Net assets, beginning                                                      9,734,849                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         22,341,486   $          9,734,849
                                                                ====================   ====================

Units sold                                                                13,536,020             13,715,124
Units redeemed                                                            (1,397,918)            (4,660,804)
                                                                --------------------   --------------------
Net increase (decrease)                                                   12,138,102              9,054,320
Units outstanding, beginning                                               9,054,320                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,192,422              9,054,320
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         28,528,128
Cost of units redeemed/account charges                                                           (6,011,327)
Net investment income (loss)                                                                        332,005
Net realized gain (loss)                                                                            194,147
Realized gain distributions                                                                          69,662
Net change in unrealized appreciation (depreciation)                                               (771,129)
                                                                                       --------------------
Net assets                                                                             $         22,341,486
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            21,022   $        22,157              1.25%              -2.0%
12/31/2014                        1.08             9,026             9,704              1.25%               5.2%
12/31/2013                        1.02                 0                 0              1.25%               2.2%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -1.7%
12/31/2014                        1.08                 0                 0              1.00%               5.5%
12/31/2013                        1.02                 0                 0              1.00%               2.2%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -1.5%
12/31/2014                        1.08                 0                 0              0.75%               5.7%
12/31/2013                        1.02                 0                 0              0.75%               2.3%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%              -1.2%
12/31/2014                        1.08                 0                 0              0.50%               6.0%
12/31/2013                        1.02                 0                 0              0.50%               2.3%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%              -1.0%
12/31/2014                        1.09                 0                 0              0.25%               6.2%
12/31/2013                        1.02                 0                 0              0.25%               2.3%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               170   $           184              0.00%              -0.7%
12/31/2014                        1.09                29                31              0.00%               6.5%
12/31/2013                        1.02                 0                 0              0.00%               2.3%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               3.9%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2040 FUND RETIREMENT CLASS - 87245M806

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    20,566,076   $    21,430,588         1,316,204
                                                                         ===============   ===============
Receivables: investments sold                                   85,174
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    20,651,250
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    20,506,218        19,444,398   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                         145,032           133,942              1.08
                                                       ---------------   ---------------
 Total                                                 $    20,651,250        19,578,340
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       392,180
Mortality & expense charges                                                                       (186,534)
                                                                                           ---------------
Net investment income (loss)                                                                       205,646
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            76,276
Realized gain distributions                                                                         61,131
Net change in unrealized appreciation (depreciation)                                              (868,269)
                                                                                           ---------------
Net gain (loss)                                                                                   (730,862)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (525,216)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            205,646   $            129,748
Net realized gain (loss)                                                      76,276                 32,608
Realized gain distributions                                                   61,131                 10,178
Net change in unrealized appreciation (depreciation)                        (868,269)                 3,757
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (525,216)               176,291
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  17,667,609              9,998,589
Cost of units redeemed                                                    (5,385,248)            (1,254,465)
Account charges                                                              (19,960)                (6,350)
                                                                --------------------   --------------------
Increase (decrease)                                                       12,262,401              8,737,774
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,737,185              8,914,065
Net assets, beginning                                                      8,914,065                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         20,651,250   $          8,914,065
                                                                ====================   ====================

Units sold                                                                16,266,074              9,611,307
Units redeemed                                                            (4,956,942)            (1,342,099)
                                                                --------------------   --------------------
Net increase (decrease)                                                   11,309,132              8,269,208
Units outstanding, beginning                                               8,269,208                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 19,578,340              8,269,208
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         27,666,198
Cost of units redeemed/account charges                                                           (6,666,023)
Net investment income (loss)                                                                        335,394
Net realized gain (loss)                                                                            108,884
Realized gain distributions                                                                          71,309
Net change in unrealized appreciation (depreciation)                                               (864,512)
                                                                                       --------------------
Net assets                                                                             $         20,651,250
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            19,444   $        20,506              1.25%              -2.2%
12/31/2014                        1.08             8,246             8,888              1.25%               5.2%
12/31/2013                        1.02                 0                 0              1.25%               2.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -1.9%
12/31/2014                        1.08                 0                 0              1.00%               5.5%
12/31/2013                        1.02                 0                 0              1.00%               2.5%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%              -1.7%
12/31/2014                        1.08                 0                 0              0.75%               5.8%
12/31/2013                        1.02                 0                 0              0.75%               2.5%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%              -1.4%
12/31/2014                        1.09                 0                 0              0.50%               6.0%
12/31/2013                        1.03                 0                 0              0.50%               2.5%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%              -1.2%
12/31/2014                        1.09                 0                 0              0.25%               6.3%
12/31/2013                        1.03                 0                 0              0.25%               2.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08               134   $           145              0.00%              -0.9%
12/31/2014                        1.09                24                26              0.00%               6.6%
12/31/2013                        1.03                 0                 0              0.00%               2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.7%
                2014               4.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2045 FUND RETIREMENT CLASS - 87245M863

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    11,858,546   $    12,320,707           760,642
                                                                         ===============   ===============
Receivables: investments sold                                   15,090
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    11,873,636
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    11,781,371        11,183,002   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                          92,265            85,300              1.08
                                                       ---------------   ---------------
 Total                                                 $    11,873,636        11,268,302
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       224,857
Mortality & expense charges                                                                       (101,993)
                                                                                           ---------------
Net investment income (loss)                                                                       122,864
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            19,503
Realized gain distributions                                                                         31,166
Net change in unrealized appreciation (depreciation)                                              (434,904)
                                                                                           ---------------
Net gain (loss)                                                                                   (384,235)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $      (261,371)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            122,864   $             67,713
Net realized gain (loss)                                                      19,503                 52,333
Realized gain distributions                                                   31,166                  5,275
Net change in unrealized appreciation (depreciation)                        (434,904)               (27,257)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (261,371)                98,064
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   8,285,524              6,281,162
Cost of units redeemed                                                    (1,275,768)            (1,231,663)
Account charges                                                              (15,942)                (6,370)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,993,814              5,043,129
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,732,443              5,141,193
Net assets, beginning                                                      5,141,193                      0
                                                                --------------------   --------------------
Net assets, ending                                              $         11,873,636   $          5,141,193
                                                                ====================   ====================

Units sold                                                                 7,947,055              6,052,790
Units redeemed                                                            (1,451,326)            (1,280,217)
                                                                --------------------   --------------------
Net increase (decrease)                                                    6,495,729              4,772,573
Units outstanding, beginning                                               4,772,573                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                 11,268,302              4,772,573
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         14,566,686
Cost of units redeemed/account charges                                                           (2,529,743)
Net investment income (loss)                                                                        190,577
Net realized gain (loss)                                                                             71,836
Realized gain distributions                                                                          36,441
Net change in unrealized appreciation (depreciation)                                               (462,161)
                                                                                       --------------------
Net assets                                                                             $         11,873,636
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.05            11,183   $        11,781              1.25%              -2.2%
12/31/2014                        1.08             4,758             5,126              1.25%               5.2%
12/31/2013                        1.02                 0                 0              1.25%               2.4%

                                                              BAND 100
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%              -2.0%
12/31/2014                        1.08                 0                 0              1.00%               5.5%
12/31/2013                        1.02                 0                 0              1.00%               2.4%

                                                              BAND 75
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%              -1.7%
12/31/2014                        1.08                 0                 0              0.75%               5.8%
12/31/2013                        1.02                 0                 0              0.75%               2.4%

                                                              BAND 50
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%              -1.5%
12/31/2014                        1.09                 0                 0              0.50%               6.0%
12/31/2013                        1.02                 0                 0              0.50%               2.4%

                                                              BAND 25
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%              -1.2%
12/31/2014                        1.09                 0                 0              0.25%               6.3%
12/31/2013                        1.02                 0                 0              0.25%               2.5%

                                                              BAND 0
                       ----------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ----------------------------------------------------------------------------------------
12/31/2015             $          1.08                85   $            92              0.00%              -1.0%
12/31/2014                        1.09                14                16              0.00%               6.6%
12/31/2013                        1.02                 0                 0              0.00%               2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.6%
                2014               4.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2050 FUND RETIREMENT CLASS - 87245M871

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     9,218,688   $     9,569,180           592,363
                                                                         ===============   ===============
Receivables: investments sold                                   22,176
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     9,240,864
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     9,166,146         8,692,706   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.07
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                          74,718            69,014              1.08
                                                       ---------------   ---------------
 Total                                                 $     9,240,864         8,761,720
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       176,158
Mortality & expense charges                                                                        (74,634)
                                                                                           ---------------
Net investment income (loss)                                                                       101,524
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,415
Realized gain distributions                                                                         23,892
Net change in unrealized appreciation (depreciation)                                              (326,401)
                                                                                           ---------------
Net gain (loss)                                                                                   (295,094)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $      (193,570)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $            101,524   $             46,323
Net realized gain (loss)                                                       7,415                 20,198
Realized gain distributions                                                   23,892                  4,109
Net change in unrealized appreciation (depreciation)                        (326,401)               (24,091)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                           (193,570)                46,539
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   7,603,214              3,843,995
Cost of units redeemed                                                    (1,423,673)              (620,479)
Account charges                                                              (11,934)                (3,228)
                                                                --------------------   --------------------
Increase (decrease)                                                        6,167,607              3,220,288
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,974,037              3,266,827
Net assets, beginning                                                      3,266,827                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          9,240,864   $          3,266,827
                                                                ====================   ====================
Units sold                                                                 7,153,119              3,754,752
Units redeemed                                                            (1,422,911)              (723,240)
                                                                --------------------   --------------------
Net increase (decrease)                                                    5,730,208              3,031,512
Units outstanding, beginning                                               3,031,512                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  8,761,720              3,031,512
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         11,447,209
Cost of units redeemed/account charges                                                           (2,059,314)
Net investment income (loss)                                                                        147,847
Net realized gain (loss)                                                                             27,613
Realized gain distributions                                                                          28,001
Net change in unrealized appreciation (depreciation)                                               (350,492)
                                                                                       --------------------
Net assets                                                                             $          9,240,864
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05             8,693   $         9,166              1.25%             -2.1%
12/31/2014                        1.08             3,019             3,254              1.25%              5.2%
12/31/2013                        1.02                 0                 0              1.25%              2.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%             -1.9%
12/31/2014                        1.08                 0                 0              1.00%              5.5%
12/31/2013                        1.02                 0                 0              1.00%              2.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.75%             -1.7%
12/31/2014                        1.08                 0                 0              0.75%              5.7%
12/31/2013                        1.02                 0                 0              0.75%              2.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%             -1.4%
12/31/2014                        1.09                 0                 0              0.50%              6.0%
12/31/2013                        1.03                 0                 0              0.50%              2.5%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%             -1.2%
12/31/2014                        1.09                 0                 0              0.25%              6.3%
12/31/2013                        1.03                 0                 0              0.25%              2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                69   $            75              0.00%             -0.9%
12/31/2014                        1.09                12                13              0.00%              6.5%
12/31/2013                        1.03                 0                 0              0.00%              2.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.8%
                2014               3.9%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
        TIAA-CREF LIFECYCLE INDEX 2055 FUND RETIREMENT CLASS - 87245M152

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,145,513   $     3,274,720           257,041
                                                                         ===============   ===============
Receivables: investments sold                                   57,222
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,202,735
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,151,419         2,991,093   $          1.05
Band 100                                                             0                 0              1.06
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.07
Band 25                                                              0                 0              1.08
Band 0                                                          51,316            47,438              1.08
                                                       ---------------   ---------------
 Total                                                 $     3,202,735         3,038,531
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        60,520
Mortality & expense charges                                                                        (22,235)
                                                                                           ---------------
Net investment income (loss)                                                                        38,285
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                              (117)
Realized gain distributions                                                                          8,813
Net change in unrealized appreciation (depreciation)                                              (116,657)
                                                                                           ---------------
Net gain (loss)                                                                                   (107,961)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (69,676)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             38,285   $             16,519
Net realized gain (loss)                                                        (117)                   406
Realized gain distributions                                                    8,813                  1,119
Net change in unrealized appreciation (depreciation)                        (116,657)               (12,550)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (69,676)                 5,494
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,464,876              1,109,689
Cost of units redeemed                                                      (228,604)               (69,385)
Account charges                                                               (8,548)                (1,111)
                                                                --------------------   --------------------
Increase (decrease)                                                        2,227,724              1,039,193
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,158,048              1,044,687
Net assets, beginning                                                      1,044,687                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          3,202,735   $          1,044,687
                                                                ====================   ====================
Units sold                                                                 2,351,192              1,072,536
Units redeemed                                                              (282,027)              (103,170)
                                                                --------------------   --------------------
Net increase (decrease)                                                    2,069,165                969,366
Units outstanding, beginning                                                 969,366                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,038,531                969,366
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          3,574,565
Cost of units redeemed/account charges                                                             (307,648)
Net investment income (loss)                                                                         54,804
Net realized gain (loss)                                                                                289
Realized gain distributions                                                                           9,932
Net change in unrealized appreciation (depreciation)                                               (129,207)
                                                                                       --------------------
Net assets                                                                             $          3,202,735
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05             2,991   $         3,151              1.25%             -2.2%
12/31/2014                        1.08               965             1,040              1.25%              5.3%
12/31/2013                        1.02                 0                 0              1.25%              2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              1.00%             -2.0%
12/31/2014                        1.08                 0                 0              1.00%              5.6%
12/31/2013                        1.02                 0                 0              1.00%              2.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%             -1.7%
12/31/2014                        1.08                 0                 0              0.75%              5.8%
12/31/2013                        1.02                 0                 0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07                 0   $             0              0.50%             -1.5%
12/31/2014                        1.09                 0                 0              0.50%              6.1%
12/31/2013                        1.02                 0                 0              0.50%              2.4%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.25%             -1.2%
12/31/2014                        1.09                 0                 0              0.25%              6.4%
12/31/2013                        1.02                 0                 0              0.25%              2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                47   $            51              0.00%             -1.0%
12/31/2014                        1.09                 4                 4              0.00%              6.6%
12/31/2013                        1.02                 0                 0              0.00%              2.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.8%
                2014               4.0%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
 TIAA-CREF LIFECYCLE INDEX RETIREMENT INCOME FUND RETIREMENT CLASS - 87245M889

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     3,307,286   $     3,362,170           259,604
                                                                         ===============   ===============
Receivables: investments sold                                    2,665
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     3,309,951
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     3,309,951         3,194,317   $          1.04
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.05
Band 50                                                              0                 0              1.05
Band 25                                                              0                 0              1.06
Band 0                                                               0                 0              1.06
                                                       ---------------   ---------------
 Total                                                 $     3,309,951         3,194,317
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        50,505
Mortality & expense charges                                                                        (31,547)
                                                                                           ---------------
Net investment income (loss)                                                                        18,958
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             8,941
Realized gain distributions                                                                          5,617
Net change in unrealized appreciation (depreciation)                                               (62,322)
                                                                                           ---------------
Net gain (loss)                                                                                    (47,764)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (28,806)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             18,958   $             14,124
Net realized gain (loss)                                                       8,941                 (1,029)
Realized gain distributions                                                    5,617                  3,956
Net change in unrealized appreciation (depreciation)                         (62,322)                 7,438
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (28,806)                24,489
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                   2,531,975              1,841,760
Cost of units redeemed                                                      (944,719)              (113,654)
Account charges                                                                 (868)                  (226)
                                                                --------------------   --------------------
Increase (decrease)                                                        1,586,388              1,727,880
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,557,582              1,752,369
Net assets, beginning                                                      1,752,369                      0
                                                                --------------------   --------------------
Net assets, ending                                              $          3,309,951   $          1,752,369
                                                                ====================   ====================
Units sold                                                                 2,425,333              1,778,712
Units redeemed                                                              (896,969)              (112,759)
                                                                --------------------   --------------------
Net increase (decrease)                                                    1,528,364              1,665,953
Units outstanding, beginning                                               1,665,953                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                  3,194,317              1,665,953
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          4,373,735
Cost of units redeemed/account charges                                                           (1,059,467)
Net investment income (loss)                                                                         33,082
Net realized gain (loss)                                                                              7,912
Realized gain distributions                                                                           9,573
Net change in unrealized appreciation (depreciation)                                                (54,884)
                                                                                       --------------------
Net assets                                                                             $          3,309,951
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/21/2013
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04             3,194   $         3,310              1.25%             -1.5%
12/31/2014                        1.05             1,666             1,752              1.25%              4.5%
12/31/2013                        1.01                 0                 0              1.25%              0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%             -1.2%
12/31/2014                        1.05                 0                 0              1.00%              4.8%
12/31/2013                        1.01                 0                 0              1.00%              0.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.75%             -1.0%
12/31/2014                        1.06                 0                 0              0.75%              5.0%
12/31/2013                        1.01                 0                 0              0.75%              0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.50%             -0.7%
12/31/2014                        1.06                 0                 0              0.50%              5.3%
12/31/2013                        1.01                 0                 0              0.50%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.25%             -0.5%
12/31/2014                        1.06                 0                 0              0.25%              5.6%
12/31/2013                        1.01                 0                 0              0.25%              0.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.00%             -0.3%
12/31/2014                        1.07                 0                 0              0.00%              5.8%
12/31/2013                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.0%
                2014               2.3%
                2013               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIAA-CREF BOND PLUS FUND RETIREMENT CLASS - 886315605

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       102,094   $       105,034             9,980
                                                                         ===============   ===============
Receivables: investments sold                                      207
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       102,301
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       102,301           104,699   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $       102,301           104,699
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           695
Mortality & expense charges                                                                           (297)
                                                                                           ---------------
Net investment income (loss)                                                                           398
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (1)
Realized gain distributions                                                                          1,193
Net change in unrealized appreciation (depreciation)                                                (2,940)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,748)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,350)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                398   $                  0
Net realized gain (loss)                                                          (1)                     0
Realized gain distributions                                                    1,193                      0
Net change in unrealized appreciation (depreciation)                          (2,940)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,350)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     103,651                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          103,651                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      102,301                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            102,301   $                  0
                                                                ====================   ====================
Units sold                                                                   104,699                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      104,699                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    104,699                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            103,651
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                            398
Net realized gain (loss)                                                                                 (1)
Realized gain distributions                                                                           1,193
Net change in unrealized appreciation (depreciation)                                                 (2,940)
                                                                                       --------------------
Net assets                                                                             $            102,301
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98               105   $           102              1.25%            -2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%            -2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%            -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%            -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%            -1.3%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%            -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP GROWTH FUND RETIREMENT CLASS - 87244W326

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        98,201   $        97,018             6,260
                                                                         ===============   ===============
Receivables: investments sold                                      220
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        98,421
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        98,421            88,431   $          1.11
Band 100                                                             0                 0              1.12
Band 75                                                              0                 0              1.12
Band 50                                                              0                 0              1.12
Band 25                                                              0                 0              1.12
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $        98,421            88,431
                                                       ===============   ===============

                             STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           219
Mortality & expense charges                                                                           (267)
                                                                                           ---------------
Net investment income (loss)                                                                           (48)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                                (6)
Realized gain distributions                                                                          3,204
Net change in unrealized appreciation (depreciation)                                                 1,183
                                                                                           ---------------
Net gain (loss)                                                                                      4,381
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $         4,333
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                (48)  $                  0
Net realized gain (loss)                                                          (6)                     0
Realized gain distributions                                                    3,204                      0
Net change in unrealized appreciation (depreciation)                           1,183                      0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              4,333                      0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      94,132                      0
Cost of units redeemed                                                           (42)                     0
Account charges                                                                   (2)                     0
                                                                --------------------   --------------------
Increase (decrease)                                                           94,088                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       98,421                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             98,421   $                  0
                                                                ====================   ====================
Units sold                                                                    88,471                      0
Units redeemed                                                                   (40)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                       88,431                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     88,431                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             94,132
Cost of units redeemed/account charges                                                                  (44)
Net investment income (loss)                                                                            (48)
Net realized gain (loss)                                                                                 (6)
Realized gain distributions                                                                           3,204
Net change in unrealized appreciation (depreciation)                                                  1,183
                                                                                       --------------------
Net assets                                                                             $             98,421
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                88   $            98              1.25%             11.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              1.00%             11.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.75%             11.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.50%             12.1%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.12                 0   $             0              0.25%             12.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%             12.6%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          TIAA-CREF LARGE-CAP VALUE FUND RETIREMENT CLASS - 87244W722

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $         1,853   $         2,041               119
                                                                         ===============   ===============
Receivables: investments sold                                       35
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $         1,888
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $         1,888             1,932   $          0.98
Band 100                                                             0                 0              0.98
Band 75                                                              0                 0              0.98
Band 50                                                              0                 0              0.98
Band 25                                                              0                 0              0.99
Band 0                                                               0                 0              0.99
                                                       ---------------   ---------------
 Total                                                 $         1,888             1,932
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            21
Mortality & expense charges                                                                             (2)
                                                                                           ---------------
Net investment income (loss)                                                                            19
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                 0
Realized gain distributions                                                                            104
Net change in unrealized appreciation (depreciation)                                                  (188)
                                                                                           ---------------
Net gain (loss)                                                                                        (84)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $           (65)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $                 19   $                  0
Net realized gain (loss)                                                           0                      0
Realized gain distributions                                                      104                      0
Net change in unrealized appreciation (depreciation)                            (188)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                                (65)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                       1,953                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                            1,953                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,888                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $              1,888   $                  0
                                                                ====================   ====================

Units sold                                                                     1,932                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                        1,932                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                      1,932                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $              1,953
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                             19
Net realized gain (loss)                                                                                  0
Realized gain distributions                                                                             104
Net change in unrealized appreciation (depreciation)                                                   (188)
                                                                                       --------------------
Net assets                                                                             $              1,888
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 2   $             2              1.25%             -2.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              1.00%             -2.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.75%             -1.8%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.98                 0   $             0              0.50%             -1.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.25%             -1.3%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.00%             -1.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               2.2%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           TIAA-CREF MID-CAP GROWTH FUND RETIREMENT CLASS - 87244W888

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        40,935   $        45,201             2,173
                                                                         ===============   ===============
Receivables: investments sold                                      147
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $        41,082
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        41,082            40,321   $          1.02
Band 100                                                             0                 0              1.02
Band 75                                                              0                 0              1.02
Band 50                                                              0                 0              1.03
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.03
                                                       ---------------   ---------------
 Total                                                 $        41,082            40,321
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                           (176)
                                                                                           ---------------
Net investment income (loss)                                                                          (176)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                                (9)
Realized gain distributions                                                                          3,267
Net change in unrealized appreciation (depreciation)                                                (4,266)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,008)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (1,184)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (176)  $                  0
Net realized gain (loss)                                                          (9)                     0
Realized gain distributions                                                    3,267                      0
Net change in unrealized appreciation (depreciation)                          (4,266)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,184)                     0
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      42,266                      0
Cost of units redeemed                                                             0                      0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                           42,266                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       41,082                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $             41,082   $                  0
                                                                ====================   ====================

Units sold                                                                    40,321                      0
Units redeemed                                                                     0                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                       40,321                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                     40,321                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $             42,266
Cost of units redeemed/account charges                                                                    0
Net investment income (loss)                                                                           (176)
Net realized gain (loss)                                                                                 (9)
Realized gain distributions                                                                           3,267
Net change in unrealized appreciation (depreciation)                                                 (4,266)
                                                                                       --------------------
Net assets                                                                             $             41,082
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 1/15/2015
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                40   $            41              1.25%              1.9%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              1.00%              2.1%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02                 0   $             0              0.75%              2.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.50%              2.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%              2.9%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.00%              3.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
           TIMOTHY PLAN CONSERVATIVE GROWTH FUND A CLASS - 887432730

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       159,710   $       168,274            16,707
                                                                         ===============   ===============
Receivables: investments sold                                       17
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       159,727
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       159,727           156,954   $          1.02
Band 100                                                             0                 0              1.04
Band 75                                                              0                 0              1.06
Band 50                                                              0                 0              1.08
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.13
                                                       ---------------   ---------------
 Total                                                 $       159,727           156,954
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,600
Mortality & expense charges                                                                         (1,857)
                                                                                           ---------------
Net investment income (loss)                                                                          (257)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               522
Realized gain distributions                                                                          9,475
Net change in unrealized appreciation (depreciation)                                               (17,665)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,668)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,925)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (257)  $               (912)
Net realized gain (loss)                                                         522                    277
Realized gain distributions                                                    9,475                  3,888
Net change in unrealized appreciation (depreciation)                         (17,665)                (2,646)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,925)                   607
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      40,683                 18,932
Cost of units redeemed                                                        (6,064)                (1,505)
Account charges                                                                 (125)                   (46)
                                                                --------------------   --------------------
Increase (decrease)                                                           34,494                 17,381
                                                                --------------------   --------------------
Net increase (decrease)                                                       26,569                 17,988
Net assets, beginning                                                        133,158                115,170
                                                                --------------------   --------------------
Net assets, ending                                              $            159,727   $            133,158
                                                                ====================   ====================

Units sold                                                                    38,312                 17,573
Units redeemed                                                                (5,965)                (1,465)
                                                                --------------------   --------------------
Net increase (decrease)                                                       32,347                 16,108
Units outstanding, beginning                                                 124,607                108,499
                                                                --------------------   --------------------
Units outstanding, ending                                                    156,954                124,607
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            270,729
Cost of units redeemed/account charges                                                             (131,465)
Net investment income (loss)                                                                         (3,449)
Net realized gain (loss)                                                                             18,747
Realized gain distributions                                                                          13,729
Net change in unrealized appreciation (depreciation)                                                 (8,564)
                                                                                       --------------------
Net assets                                                                             $            159,727
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.02               157   $           160              1.25%             -4.8%
12/31/2014                        1.07               125               133              1.25%              0.7%
12/31/2013                        1.06               108               115              1.25%              8.0%
12/31/2012                        0.98               160               157              1.25%              5.7%
12/31/2011                        0.93               106                98              1.25%              0.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.04                 0   $             0              1.00%             -4.5%
12/31/2014                        1.09                 0                 0              1.00%              0.9%
12/31/2013                        1.08                 0                 0              1.00%              8.2%
12/31/2012                        1.00                 0                 0              1.00%              6.0%
12/31/2011                        0.94                 0                 0              1.00%              0.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.06                 0   $             0              0.75%             -4.3%
12/31/2014                        1.11                 0                 0              0.75%              1.2%
12/31/2013                        1.09                 0                 0              0.75%              8.5%
12/31/2012                        1.01                 0                 0              0.75%              6.2%
12/31/2011                        0.95                 0                 0              0.75%              0.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 0   $             0              0.50%             -4.1%
12/31/2014                        1.13                 0                 0              0.50%              1.4%
12/31/2013                        1.11                 0                 0              0.50%              8.8%
12/31/2012                        1.02                 0                 0              0.50%              6.5%
12/31/2011                        0.96                 0                 0              0.50%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%             -3.8%
12/31/2014                        1.15                 0                 0              0.25%              1.7%
12/31/2013                        1.13                 0                 0              0.25%              9.1%
12/31/2012                        1.03                 0                 0              0.25%              6.8%
12/31/2011                        0.97                 0                 0              0.25%              1.0%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.13                 0   $             0              0.00%             -3.6%
12/31/2014                        1.17                 0                 0              0.00%              1.9%
12/31/2013                        1.15                 0                 0              0.00%              9.3%
12/31/2012                        1.05                 0                 0              0.00%              7.0%
12/31/2011                        0.98                 0                 0              0.00%              1.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.1%
                2014               0.5%
                2013               0.4%
                2012               0.8%
                2011               0.1%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
             TIMOTHY PLAN STRATEGIC GROWTH FUND A CLASS - 887432763

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       119,891   $       105,850            14,341
                                                                         ===============   ===============
Receivables: investments sold                                        2
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       119,893
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       119,893           126,142   $          0.95
Band 100                                                             0                 0              0.97
Band 75                                                              0                 0              0.99
Band 50                                                              0                 0              1.01
Band 25                                                              0                 0              1.03
Band 0                                                               0                 0              1.05
                                                       ---------------   ---------------
 Total                                                 $       119,893           126,142
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $           404
Mortality & expense charges                                                                         (1,501)
                                                                                           ---------------
Net investment income (loss)                                                                        (1,097)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                               347
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (6,424)
                                                                                           ---------------
Net gain (loss)                                                                                     (6,077)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,174)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED            PERIOD ENDED
                                                                 DECEMBER 31, 2015*      DECEMBER 31, 2014*
                                                                --------------------    --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (1,097)  $                 68
Net realized gain (loss)                                                         347                  1,407
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (6,424)                (1,712)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,174)                  (237)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                      14,119                 13,109
Cost of units redeemed                                                        (1,038)                (5,209)
Account charges                                                                  (47)                   (49)
                                                                --------------------   --------------------
Increase (decrease)                                                           13,034                  7,851
                                                                --------------------   --------------------
Net increase (decrease)                                                        5,860                  7,614
Net assets, beginning                                                        114,033                106,419
                                                                --------------------   --------------------
Net assets, ending                                              $            119,893   $            114,033
                                                                ====================   ====================

Units sold                                                                    14,090                 12,856
Units redeemed                                                                (1,148)                (5,100)
                                                                --------------------   --------------------
Net increase (decrease)                                                       12,942                  7,756
Units outstanding, beginning                                                 113,200                105,444
                                                                --------------------   --------------------
Units outstanding, ending                                                    126,142                113,200
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            222,125
Cost of units redeemed/account charges                                                             (137,396)
Net investment income (loss)                                                                         (5,584)
Net realized gain (loss)                                                                             24,866
Realized gain distributions                                                                           1,841
Net change in unrealized appreciation (depreciation)                                                 14,041
                                                                                       --------------------
Net assets                                                                             $            119,893
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 11/12/2007
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.


                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.95               126   $           120              1.25%             -5.6%
12/31/2014                        1.01               113               114              1.25%             -0.2%
12/31/2013                        1.01               105               106              1.25%             15.7%
12/31/2012                        0.87               123               108              1.25%              9.2%
12/31/2011                        0.80               108                86              1.25%             -5.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.97                 0   $             0              1.00%             -5.4%
12/31/2014                        1.03                 0                 0              1.00%              0.1%
12/31/2013                        1.02                 0                 0              1.00%             16.0%
12/31/2012                        0.88                 0                 0              1.00%              9.5%
12/31/2011                        0.81                 0                 0              1.00%             -5.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          0.99                 0   $             0              0.75%             -5.2%
12/31/2014                        1.04                 0                 0              0.75%              0.3%
12/31/2013                        1.04                 0                 0              0.75%             16.3%
12/31/2012                        0.90                 0                 0              0.75%              9.8%
12/31/2011                        0.82                 0                 0              0.75%             -4.9%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.01                 0   $             0              0.50%             -4.9%
12/31/2014                        1.06                 0                 0              0.50%              0.6%
12/31/2013                        1.06                 0                 0              0.50%             16.6%
12/31/2012                        0.91                 0                 0              0.50%             10.1%
12/31/2011                        0.82                 0                 0              0.50%             -4.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.03                 0   $             0              0.25%             -4.7%
12/31/2014                        1.08                 0                 0              0.25%              0.8%
12/31/2013                        1.07                 0                 0              0.25%             16.9%
12/31/2012                        0.92                 0                 0              0.25%             10.3%
12/31/2011                        0.83                 0                 0              0.25%             -4.4%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.05                 0   $             0              0.00%             -4.5%
12/31/2014                        1.10                 0                 0              0.00%              1.1%
12/31/2013                        1.09                 0                 0              0.00%             17.1%
12/31/2012                        0.93                 0                 0              0.00%             10.6%
12/31/2011                        0.84                 0                 0              0.00%             -4.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.3%
                2014               1.3%
                2013               0.1%
                2012               0.7%
                2011               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  TOUCHSTONE FOCUSED FUND A CLASS - 89154X245

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,079,311   $     1,006,695            29,726
                                                                         ===============   ===============
Receivables: investments sold                                       60
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,079,371
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       512,721           326,719   $          1.57
Band 100                                                       566,650           357,744              1.58
Band 75                                                              0                 0              1.60
Band 50                                                              0                 0              1.61
Band 25                                                              0                 0              1.63
Band 0                                                               0                 0              1.64
                                                       ---------------   ---------------
 Total                                                 $     1,079,371           684,463
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,033
Mortality & expense charges                                                                        (11,796)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,763)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            54,263
Realized gain distributions                                                                         24,338
Net change in unrealized appreciation (depreciation)                                               (56,885)
                                                                                           ---------------
Net gain (loss)                                                                                     21,716
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        15,953
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,763)  $             (5,744)
Net realized gain (loss)                                                      54,263                 43,319
Realized gain distributions                                                   24,338                      0
Net change in unrealized appreciation (depreciation)                         (56,885)                 3,095
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             15,953                 40,670
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     241,314                625,919
Cost of units redeemed                                                      (184,004)              (157,081)
Account charges                                                                  (41)                  (141)
                                                                --------------------   --------------------
Increase (decrease)                                                           57,269                468,697
                                                                --------------------   --------------------
Net increase (decrease)                                                       73,222                509,367
Net assets, beginning                                                      1,006,149                496,782
                                                                --------------------   --------------------
Net assets, ending                                              $          1,079,371   $          1,006,149
                                                                ====================   ====================

Units sold                                                                   169,069                625,516
Units redeemed                                                              (134,481)              (314,212)
                                                                --------------------   --------------------
Net increase (decrease)                                                       34,588                311,304
Units outstanding, beginning                                                 649,875                338,571
                                                                --------------------   --------------------
Units outstanding, ending                                                    684,463                649,875
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,401,187
Cost of units redeemed/account charges                                                             (528,429)
Net investment income (loss)                                                                        (15,741)
Net realized gain (loss)                                                                            125,400
Realized gain distributions                                                                          24,338
Net change in unrealized appreciation (depreciation)                                                 72,616
                                                                                       --------------------
Net assets                                                                             $          1,079,371
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57               327   $           513              1.25%              1.7%
12/31/2014                        1.54               293               452              1.25%              5.1%
12/31/2013                        1.47               338               496              1.25%             37.1%
12/31/2012                        1.07               288               309              1.25%              7.0%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58               358   $           567              1.00%              2.0%
12/31/2014                        1.55               357               555              1.00%              5.4%
12/31/2013                        1.47                 1                 1              1.00%             37.5%
12/31/2012                        1.07                 0                 0              1.00%              7.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.75%              2.3%
12/31/2014                        1.56                 0                 0              0.75%              5.7%
12/31/2013                        1.48                 0                 0              0.75%             37.8%
12/31/2012                        1.07                 0                 0              0.75%              7.4%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.50%              2.5%
12/31/2014                        1.57                 0                 0              0.50%              5.9%
12/31/2013                        1.49                 0                 0              0.50%             38.2%
12/31/2012                        1.08                 0                 0              0.50%              7.6%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.25%              2.8%
12/31/2014                        1.58                 0                 0              0.25%              6.2%
12/31/2013                        1.49                 0                 0              0.25%             38.5%
12/31/2012                        1.08                 0                 0              0.25%              7.8%

                                                               BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.64                 0   $             0              0.00%              3.0%
12/31/2014                        1.60                 0                 0              0.00%              6.4%
12/31/2013                        1.50                 0                 0              0.00%             38.8%
12/31/2012                        1.08                 0                 0              0.00%              8.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.6%
                2014               0.4%
                2013               0.7%
                2012               0.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            TOUCHSTONE GROWTH OPPORTUNITIES FUND A CLASS - 89154X708

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       244,393   $       267,689             8,637
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                   (373)
                                                       ---------------
Net assets                                             $       244,020
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       156,371           106,127   $          1.47
Band 100                                                        87,649            58,996              1.49
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.52
Band 0                                                               0                 0              1.54
                                                       ---------------   ---------------
 Total                                                 $       244,020           165,123
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,977)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,977)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                             7,663
Realized gain distributions                                                                         24,162
Net change in unrealized appreciation (depreciation)                                               (39,627)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,802)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (10,779)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,977)  $             (2,095)
Net realized gain (loss)                                                       7,663                  7,505
Realized gain distributions                                                   24,162                 24,392
Net change in unrealized appreciation (depreciation)                         (39,627)               (11,837)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (10,779)                17,965
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      79,188                 73,813
Cost of units redeemed                                                       (43,722)               (34,797)
Account charges                                                                  (97)                    (3)
                                                                --------------------   --------------------
Increase (decrease)                                                           35,369                 39,013
                                                                --------------------   --------------------
Net increase (decrease)                                                       24,590                 56,978
Net assets, beginning                                                        219,430                162,452
                                                                --------------------   --------------------
Net assets, ending                                              $            244,020   $            219,430
                                                                ====================   ====================
Units sold                                                                    53,431                 50,338
Units redeemed                                                               (31,787)               (24,187)
                                                                --------------------   --------------------
Net increase (decrease)                                                       21,644                 26,151
Units outstanding, beginning                                                 143,479                117,328
                                                                --------------------   --------------------
Units outstanding, ending                                                    165,123                143,479
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            403,026
Cost of units redeemed/account charges                                                             (212,744)
Net investment income (loss)                                                                         (7,614)
Net realized gain (loss)                                                                             19,849
Realized gain distributions                                                                          64,799
Net change in unrealized appreciation (depreciation)                                                (23,296)
                                                                                       --------------------
Net assets                                                                             $            244,020
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47               106 $             156              1.25%             -3.5%
12/31/2014                        1.53               103               157              1.25%             10.3%
12/31/2013                        1.38               117               162              1.25%             36.5%
12/31/2012                        1.01               130               132              1.25%              1.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                59   $            88              1.00%             -3.3%
12/31/2014                        1.54                41                62              1.00%             10.6%
12/31/2013                        1.39                 0                 0              1.00%             36.9%
12/31/2012                        1.02                 0                 0              1.00%              1.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -3.0%
12/31/2014                        1.54                 0                 0              0.75%             10.8%
12/31/2013                        1.39                 0                 0              0.75%             37.2%
12/31/2012                        1.02                 0                 0              0.75%              1.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%             -2.8%
12/31/2014                        1.55                 0                 0              0.50%             11.1%
12/31/2013                        1.40                 0                 0              0.50%             37.5%
12/31/2012                        1.02                 0                 0              0.50%              1.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.52                 0   $             0              0.25%             -2.5%
12/31/2014                        1.56                 0                 0              0.25%             11.4%
12/31/2013                        1.40                 0                 0              0.25%             37.9%
12/31/2012                        1.02                 0                 0              0.25%              1.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.00%             -2.3%
12/31/2014                        1.57                 0                 0              0.00%             11.7%
12/31/2013                        1.41                 0                 0              0.00%             38.2%
12/31/2012                        1.02                 0                 0              0.00%              1.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
              TOUCHSTONE FLEXIBLE INCOME FUND A CLASS - 89154Q620

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       244,181   $       250,226            23,316
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                    (58)
                                                       ---------------
Net assets                                             $       244,123
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       236,811           221,888   $          1.07
Band 100                                                         7,312             6,795              1.08
Band 75                                                              0                 0              1.09
Band 50                                                              0                 0              1.09
Band 25                                                              0                 0              1.10
Band 0                                                               0                 0              1.11
                                                       ---------------   ---------------
 Total                                                 $       244,123           228,683
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         7,825
Mortality & expense charges                                                                         (3,180)
                                                                                           ---------------
Net investment income (loss)                                                                         4,645
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,166)
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                  (657)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,823)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $         2,822
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              4,645   $              8,104
Net realized gain (loss)                                                      (1,166)                  (483)
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                            (657)                 5,221
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                              2,822                 12,842
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      28,851                 36,897
Cost of units redeemed                                                       (45,605)               (15,511)
Account charges                                                                 (112)                   (50)
                                                                --------------------   --------------------
Increase (decrease)                                                          (16,866)                21,336
                                                                --------------------   --------------------
Net increase (decrease)                                                      (14,044)                34,178
Net assets, beginning                                                        258,167                223,989
                                                                --------------------   --------------------
Net assets, ending                                              $            244,123   $            258,167
                                                                ====================   ====================
Units sold                                                                    30,525                 37,109
Units redeemed                                                               (46,253)               (16,765)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (15,728)                20,344
Units outstanding, beginning                                                 244,411                224,067
                                                                --------------------   --------------------
Units outstanding, ending                                                    228,683                244,411
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            347,428
Cost of units redeemed/account charges                                                             (118,997)
Net investment income (loss)                                                                         24,041
Net realized gain (loss)                                                                             (2,304)
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (6,045)
                                                                                       --------------------
Net assets                                                                             $            244,123
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.07               222   $           237              1.25%              1.1%
12/31/2014                        1.06               239               252              1.25%              5.7%
12/31/2013                        1.00               224               224              1.25%             -0.6%
12/31/2012                        1.01               231               232              1.25%              0.6%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.08                 7   $             7              1.00%              1.3%
12/31/2014                        1.06                 6                 6              1.00%              5.9%
12/31/2013                        1.00                 0                 0              1.00%             -0.3%
12/31/2012                        1.01                 0                 0              1.00%              0.6%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.75%              1.6%
12/31/2014                        1.07                 0                 0              0.75%              6.2%
12/31/2013                        1.01                 0                 0              0.75%             -0.1%
12/31/2012                        1.01                 0                 0              0.75%              0.7%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.09                 0   $             0              0.50%              1.8%
12/31/2014                        1.07                 0                 0              0.50%              6.4%
12/31/2013                        1.01                 0                 0              0.50%              0.2%
12/31/2012                        1.01                 0                 0              0.50%              0.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.10                 0   $             0              0.25%              2.1%
12/31/2014                        1.08                 0                 0              0.25%              6.7%
12/31/2013                        1.01                 0                 0              0.25%              0.4%
12/31/2012                        1.01                 0                 0              0.25%              0.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.11                 0   $             0              0.00%              2.3%
12/31/2014                        1.09                 0                 0              0.00%              7.0%
12/31/2013                        1.02                 0                 0              0.00%              0.7%
12/31/2012                        1.01                 0                 0              0.00%              1.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               3.1%
                2014               4.6%
                2013               4.7%
                2012               3.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      TOUCHSTONE SUSTAINABILITY AND IMPACT EQUITY FUND A CLASS - 89154X302

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $        46,671   $        60,212             2,411
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                     (7)
                                                       ---------------
Net assets                                             $        46,664
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $        43,978            33,215   $          1.32
Band 100                                                         2,686             2,012              1.34
Band 75                                                              0                 0              1.35
Band 50                                                              0                 0              1.36
Band 25                                                              0                 0              1.37
Band 0                                                               0                 0              1.38
                                                       ---------------   ---------------
 Total                                                 $        46,664            35,227
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $            54
Mortality & expense charges                                                                           (579)
                                                                                           ---------------
Net investment income (loss)                                                                          (525)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                           (13,413)
Realized gain distributions                                                                         17,207
Net change in unrealized appreciation (depreciation)                                                (5,493)
                                                                                           ---------------
Net gain (loss)                                                                                     (1,699)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (2,224)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (525)  $               (161)
Net realized gain (loss)                                                     (13,413)                    43
Realized gain distributions                                                   17,207                 13,665
Net change in unrealized appreciation (depreciation)                          (5,493)                (9,776)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (2,224)                 3,771
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                      46,412                 62,572
Cost of units redeemed                                                       (79,585)                     0
Account charges                                                                  (24)                   (10)
                                                                --------------------   --------------------
Increase (decrease)                                                          (33,197)                62,562
                                                                --------------------   --------------------
Net increase (decrease)                                                      (35,421)                66,333
Net assets, beginning                                                         82,085                 15,752
                                                                --------------------   --------------------
Net assets, ending                                              $             46,664   $             82,085
                                                                ====================   ====================
Units sold                                                                    35,941                 48,045
Units redeemed                                                               (61,570)                    (8)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (25,629)                48,037
Units outstanding, beginning                                                  60,856                 12,819
                                                                --------------------   --------------------
Units outstanding, ending                                                     35,227                 60,856
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            125,169
Cost of units redeemed/account charges                                                              (82,923)
Net investment income (loss)                                                                           (830)
Net realized gain (loss)                                                                            (13,394)
Realized gain distributions                                                                          32,183
Net change in unrealized appreciation (depreciation)                                                (13,541)
                                                                                       --------------------
Net assets                                                                             $             46,664
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.32                33   $            44              1.25%             -1.4%
12/31/2014                        1.34                13                17              1.25%              9.3%
12/31/2013                        1.23                13                16              1.25%             28.3%
12/31/2012                        0.96                12                12              1.25%             -4.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.34                 2   $             3              1.00%             -1.1%
12/31/2014                        1.35                48                65              1.00%              9.5%
12/31/2013                        1.23                 0                 0              1.00%             28.6%
12/31/2012                        0.96                 0                 0              1.00%             -4.2%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.35                 0   $             0              0.75%             -0.9%
12/31/2014                        1.36                 0                 0              0.75%              9.8%
12/31/2013                        1.24                 0                 0              0.75%             29.0%
12/31/2012                        0.96                 0                 0              0.75%             -4.1%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.36                 0   $             0              0.50%             -0.6%
12/31/2014                        1.37                 0                 0              0.50%             10.1%
12/31/2013                        1.24                 0                 0              0.50%             29.3%
12/31/2012                        0.96                 0                 0              0.50%             -4.0%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37                 0   $             0              0.25%             -0.4%
12/31/2014                        1.37                 0                 0              0.25%             10.4%
12/31/2013                        1.25                 0                 0              0.25%             29.6%
12/31/2012                        0.96                 0                 0              0.25%             -3.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.38                 0   $             0              0.00%             -0.1%
12/31/2014                        1.38                 0                 0              0.00%             10.6%
12/31/2013                        1.25                 0                 0              0.00%             29.9%
12/31/2012                        0.96                 0                 0              0.00%             -3.9%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.1%
                2014               0.3%
                2013               0.2%
                2012               0.8%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                   TOUCHSTONE VALUE FUND A CLASS - 89154X468

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     1,044,707   $     1,130,126           120,402
                                                                         ===============   ===============
Receivables: investments sold                                      391
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     1,045,098
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     1,042,267           758,382   $          1.37
Band 100                                                         2,831             2,043              1.39
Band 75                                                              0                 0              1.40
Band 50                                                              0                 0              1.41
Band 25                                                              0                 0              1.42
Band 0                                                               0                 0              1.43
                                                       ---------------   ---------------
 Total                                                 $     1,045,098           760,425
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        14,405
Mortality & expense charges                                                                        (14,733)
                                                                                           ---------------
Net investment income (loss)                                                                          (328)
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                            59,670
Realized gain distributions                                                                         74,783
Net change in unrealized appreciation (depreciation)                                              (178,203)
                                                                                           ---------------
Net gain (loss)                                                                                    (43,750)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $       (44,078)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (328)  $              9,988
Net realized gain (loss)                                                      59,670                 52,951
Realized gain distributions                                                   74,783                 19,800
Net change in unrealized appreciation (depreciation)                        (178,203)                10,848
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (44,078)                93,587
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     279,462                887,033
Cost of units redeemed                                                      (380,722)              (252,526)
Account charges                                                                 (215)                  (175)
                                                                --------------------   --------------------
Increase (decrease)                                                         (101,475)               634,332
                                                                --------------------   --------------------
Net increase (decrease)                                                     (145,553)               727,919
Net assets, beginning                                                      1,190,651                462,732
                                                                --------------------   --------------------
Net assets, ending                                              $          1,045,098   $          1,190,651
                                                                ====================   ====================
Units sold                                                                   197,937                674,193
Units redeemed                                                              (273,382)              (194,694)
                                                                --------------------   --------------------
Net increase (decrease)                                                      (75,445)               479,499
Units outstanding, beginning                                                 835,870                356,371
                                                                --------------------   --------------------
Units outstanding, ending                                                    760,425                835,870
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,580,005
Cost of units redeemed/account charges                                                             (683,672)
Net investment income (loss)                                                                         12,502
Net realized gain (loss)                                                                            117,974
Realized gain distributions                                                                         103,708
Net change in unrealized appreciation (depreciation)                                                (85,419)
                                                                                       --------------------
Net assets                                                                             $          1,045,098
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 9/7/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.37               758   $         1,042              1.25%             -3.5%
12/31/2014                        1.42               821             1,169              1.25%              9.7%
12/31/2013                        1.30               356               463              1.25%             29.3%
12/31/2012                        1.00               291               293              1.25%              0.4%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.39                 2   $             3              1.00%             -3.3%
12/31/2014                        1.43                15                22              1.00%             10.0%
12/31/2013                        1.30                 0                 0              1.00%             29.6%
12/31/2012                        1.00                 0                 0              1.00%              0.5%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.40                 0   $             0              0.75%             -3.0%
12/31/2014                        1.44                 0                 0              0.75%             10.2%
12/31/2013                        1.31                 0                 0              0.75%             30.0%
12/31/2012                        1.01                 0                 0              0.75%              0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.41                 0   $             0              0.50%             -2.8%
12/31/2014                        1.45                 0                 0              0.50%             10.5%
12/31/2013                        1.31                 0                 0              0.50%             30.3%
12/31/2012                        1.01                 0                 0              0.50%              0.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.42                 0   $             0              0.25%             -2.5%
12/31/2014                        1.46                 0                 0              0.25%             10.8%
12/31/2013                        1.32                 0                 0              0.25%             30.6%
12/31/2012                        1.01                 0                 0              0.25%              0.7%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.43                 0   $             0              0.00%             -2.3%
12/31/2014                        1.47                 0                 0              0.00%             11.1%
12/31/2013                        1.32                 0                 0              0.00%             30.9%
12/31/2012                        1.01                 0                 0              0.00%              0.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.3%
                2014               2.7%
                2013               1.9%
                2012               1.3%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
                  TOUCHSTONE FOCUSED FUND Y CLASS - 89154X229

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       630,779   $       638,494            17,101
                                                                         ===============   ===============
Receivables: investments sold                                      282
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       631,061
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       631,061           398,110   $          1.59
Band 100                                                             0                 0              1.60
Band 75                                                              0                 0              1.61
Band 50                                                              0                 0              1.63
Band 25                                                              0                 0              1.65
Band 0                                                               0                 0              1.66
                                                       ---------------   ---------------
 Total                                                 $       631,061           398,110
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         5,805
Mortality & expense charges                                                                            (71)
                                                                                           ---------------
Net investment income (loss)                                                                         5,734
                                                                                           ---------------
Gain (loss) on investments:
Net realized gain (loss)                                                                               678
Realized gain distributions                                                                              0
Net change in unrealized appreciation (depreciation)                                                (7,715)
                                                                                           ---------------
Net gain (loss)                                                                                     (7,037)
                                                                                           ---------------
Increase (decrease) in net assets from operations                                          $        (1,303)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $              5,734   $                  0
Net realized gain (loss)                                                         678                      0
Realized gain distributions                                                        0                      0
Net change in unrealized appreciation (depreciation)                          (7,715)                     0
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (1,303)                     0
                                                                --------------------   --------------------
Contract owner transactions:
Proceeds from units sold                                                     810,664                      0
Cost of units redeemed                                                      (178,300)                     0
Account charges                                                                    0                      0
                                                                --------------------   --------------------
Increase (decrease)                                                          632,364                      0
                                                                --------------------   --------------------
Net increase (decrease)                                                      631,061                      0
Net assets, beginning                                                              0                      0
                                                                --------------------   --------------------
Net assets, ending                                              $            631,061   $                  0
                                                                ====================   ====================
Units sold                                                                   508,809                      0
Units redeemed                                                              (110,699)                     0
                                                                --------------------   --------------------
Net increase (decrease)                                                      398,110                      0
Units outstanding, beginning                                                       0                      0
                                                                --------------------   --------------------
Units outstanding, ending                                                    398,110                      0
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            810,664
Cost of units redeemed/account charges                                                             (178,300)
Net investment income (loss)                                                                          5,734
Net realized gain (loss)                                                                                678
Realized gain distributions                                                                               0
Net change in unrealized appreciation (depreciation)                                                 (7,715)
                                                                                       --------------------
Net assets                                                                             $            631,061
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 4/12/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59               398   $           631              1.25%              2.0%
12/31/2014                        1.55                 0                 0              1.25%              5.4%
12/31/2013                        1.47                 0                 0              1.25%             37.5%
12/31/2012                        1.07                 0                 0              1.25%              7.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              1.00%              2.3%
12/31/2014                        1.56                 0                 0              1.00%              5.7%
12/31/2013                        1.48                 0                 0              1.00%             37.9%
12/31/2012                        1.07                 0                 0              1.00%              7.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.75%              2.5%
12/31/2014                        1.58                 0                 0              0.75%              6.0%
12/31/2013                        1.49                 0                 0              0.75%             38.2%
12/31/2012                        1.08                 0                 0              0.75%              7.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.63                 0   $             0              0.50%              2.8%
12/31/2014                        1.59                 0                 0              0.50%              6.2%
12/31/2013                        1.49                 0                 0              0.50%             38.5%
12/31/2012                        1.08                 0                 0              0.50%              7.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.65                 0   $             0              0.25%              3.0%
12/31/2014                        1.60                 0                 0              0.25%              6.5%
12/31/2013                        1.50                 0                 0              0.25%             38.9%
12/31/2012                        1.08                 0                 0              0.25%              8.0%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.66                 0    $            0              0.00%              3.3%
12/31/2014                        1.61                 0                 0              0.00%              6.8%
12/31/2013                        1.51                 0                 0              0.00%             39.2%
12/31/2012                        1.08                 0                 0              0.00%              8.2%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               1.8%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VANGUARD SHORT TERM FEDERAL FUND INVESTOR CLASS - 922031604

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $     2,490,797   $     2,510,781           233,657
                                                                         ===============   ===============
Receivables: investments sold                                   11,670
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $     2,502,467
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $     2,502,467         1,371,210   $          1.83
Band 100                                                             0                 0              1.88
Band 75                                                              0                 0              1.94
Band 50                                                              0                 0              2.00
Band 25                                                              0                 0              2.06
Band 0                                                               0                 0              2.37
                                                       ---------------   ---------------
 Total                                                 $     2,502,467         1,371,210
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $        19,997
Mortality & expense charges                                                                        (28,906)
                                                                                           ---------------
Net investment income (loss)                                                                        (8,909)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            (1,148)
Realized gain distributions                                                                          8,015
Net change in unrealized appreciation (depreciation)                                               (10,988)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,121)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (13,030)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (8,909)  $            (15,282)
Net realized gain (loss)                                                      (1,148)               (11,444)
Realized gain distributions                                                    8,015                      0
Net change in unrealized appreciation (depreciation)                         (10,988)                24,305
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (13,030)                (2,421)
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     534,467                770,577
Cost of units redeemed                                                      (230,521)            (1,226,099)
Account charges                                                               (1,149)                (1,061)
                                                                --------------------   --------------------
Increase (decrease)                                                          302,797               (456,583)
                                                                --------------------   --------------------
Net increase (decrease)                                                      289,767               (459,004)
Net assets, beginning                                                      2,212,700              2,671,704
                                                                --------------------   --------------------
Net assets, ending                                              $          2,502,467   $          2,212,700
                                                                ====================   ====================

Units sold                                                                   296,030                419,425
Units redeemed                                                              (131,013)              (668,379)
                                                                --------------------   --------------------
Net increase (decrease)                                                      165,017               (248,954)
Units outstanding, beginning                                               1,206,193              1,455,147
                                                                --------------------   --------------------
Units outstanding, ending                                                  1,371,210              1,206,193
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         10,754,503
Cost of units redeemed/account charges                                                           (8,486,464)
Net investment income (loss)                                                                         88,229
Net realized gain (loss)                                                                             26,561
Realized gain distributions                                                                         139,622
Net change in unrealized appreciation (depreciation)                                                (19,984)
                                                                                       --------------------
Net assets                                                                             $          2,502,467
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/1/2001
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.83             1,371   $         2,502              1.25%             -0.5%
12/31/2014                        1.83             1,206             2,213              1.25%             -0.1%
12/31/2013                        1.84             1,455             2,672              1.25%             -1.6%
12/31/2012                        1.87             1,861             3,473              1.25%              0.2%
12/31/2011                        1.86             1,646             3,066              1.25%              1.5%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.88                 0   $             0              1.00%             -0.3%
12/31/2014                        1.89                 0                 0              1.00%              0.2%
12/31/2013                        1.88                 0                 0              1.00%             -1.3%
12/31/2012                        1.91                 0                 0              1.00%              0.4%
12/31/2011                        1.90                 0                 0              1.00%              1.7%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.94                 0   $             0              0.75%              0.0%
12/31/2014                        1.94                 0                 0              0.75%              0.4%
12/31/2013                        1.93                 0                 0              0.75%             -1.1%
12/31/2012                        1.95                 0                 0              0.75%              0.7%
12/31/2011                        1.94                 0                 0              0.75%              2.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.50%              0.2%
12/31/2014                        2.00                 0                 0              0.50%              0.7%
12/31/2013                        1.98                 0                 0              0.50%             -0.8%
12/31/2012                        2.00                 0                 0              0.50%              0.9%
12/31/2011                        1.98                 0                 0              0.50%              2.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.25%              0.5%
12/31/2014                        2.05                 0                 0              0.25%              0.9%
12/31/2013                        2.03                 0                 0              0.25%             -0.6%
12/31/2012                        2.05                 0                 0              0.25%              1.2%
12/31/2011                        2.02                 0                 0              0.25%              2.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.37                 0   $             0              0.00%              0.7%
12/31/2014                        2.35                 0                 0              0.00%              1.2%
12/31/2013                        2.32                 0                 0              0.00%             -0.3%
12/31/2012                        2.33                 0                 0              0.00%              1.4%
12/31/2011                        2.30                 0                 0              0.00%              2.8%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.8%
                2014               0.6%
                2013               0.5%
                2012               0.5%
                2011               1.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
            VANGUARD VIF SMALL COMPANY GROWTH PORTFOLIO - 921925889

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $    41,460,726   $    42,854,590         1,998,687
                                                                         ===============   ===============
Receivables: investments sold                                   91,994
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $    41,552,720
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $    41,519,379        21,300,346   $          1.95
Band 100                                                             0                 0              1.98
Band 75                                                              0                 0              2.00
Band 50                                                              0                 0              2.03
Band 25                                                              0                 0              2.06
Band 0                                                          33,341            15,949              2.09
                                                       ---------------   ---------------
 Total                                                 $    41,552,720        21,316,295
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $       153,848
Mortality & expense charges                                                                       (550,414)
                                                                                           ---------------
Net investment income (loss)                                                                      (396,566)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                           481,526
Realized gain distributions                                                                      4,887,787
Net change in unrealized appreciation (depreciation)                                            (6,797,850)
                                                                                           ---------------
Net gain (loss)                                                                                 (1,428,537)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $    (1,825,103)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $           (396,566)  $           (401,408)
Net realized gain (loss)                                                     481,526              1,063,865
Realized gain distributions                                                4,887,787              5,352,441
Net change in unrealized appreciation (depreciation)                      (6,797,850)            (5,106,138)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                         (1,825,103)               908,760
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                  10,349,210             11,968,120
Cost of units redeemed                                                    (9,972,340)           (11,696,554)
Account charges                                                               (9,090)                (8,045)
                                                                --------------------   --------------------
Increase (decrease)                                                          367,780                263,521
                                                                --------------------   --------------------
Net increase (decrease)                                                   (1,457,323)             1,172,281
Net assets, beginning                                                     43,010,043             41,837,762
                                                                --------------------   --------------------
Net assets, ending                                              $         41,552,720   $         43,010,043
                                                                ====================   ====================

Units sold                                                                 5,206,438              6,428,626
Units redeemed                                                            (5,081,322)            (6,283,075)
                                                                --------------------   --------------------
Net increase (decrease)                                                      125,116                145,551
Units outstanding, beginning                                              21,191,179             21,045,628
                                                                --------------------   --------------------
Units outstanding, ending                                                 21,316,295             21,191,179
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $         68,821,316
Cost of units redeemed/account charges                                                          (39,246,540)
Net investment income (loss)                                                                     (1,406,417)
Net realized gain (loss)                                                                          1,983,035
Realized gain distributions                                                                      12,795,190
Net change in unrealized appreciation (depreciation)                                             (1,393,864)
                                                                                       --------------------
Net assets                                                                             $         41,552,720
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/27/2010
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.95            21,300   $        41,519              1.25%             -4.0%
12/31/2014                        2.03            21,191            43,009              1.25%              2.1%
12/31/2013                        1.99            21,046            41,838              1.25%             44.7%
12/31/2012                        1.37            17,827            24,487              1.25%             13.2%
12/31/2011                        1.21            16,392            19,886              1.25%              0.1%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.98                 0   $             0              1.00%             -3.7%
12/31/2014                        2.05                 0                 0              1.00%              2.4%
12/31/2013                        2.01                 0                 0              1.00%             45.1%
12/31/2012                        1.38                 0                 0              1.00%             13.5%
12/31/2011                        1.22                 0                 0              1.00%              0.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.00                 0   $             0              0.75%             -3.5%
12/31/2014                        2.08                 0                 0              0.75%              2.6%
12/31/2013                        2.02                 0                 0              0.75%             45.5%
12/31/2012                        1.39                 0                 0              0.75%             13.8%
12/31/2011                        1.22                 0                 0              0.75%              0.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.03                 0   $             0              0.50%             -3.2%
12/31/2014                        2.10                 0                 0              0.50%              2.9%
12/31/2013                        2.04                 0                 0              0.50%             45.8%
12/31/2012                        1.40                 0                 0              0.50%             14.1%
12/31/2011                        1.23                 0                 0              0.50%              0.9%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.06                 0   $             0              0.25%             -3.0%
12/31/2014                        2.13                 0                 0              0.25%              3.1%
12/31/2013                        2.06                 0                 0              0.25%             46.2%
12/31/2012                        1.41                 0                 0              0.25%             14.4%
12/31/2011                        1.23                 0                 0              0.25%              1.1%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          2.09                16   $            33              0.00%             -2.8%
12/31/2014                        2.15                 0                 1              0.00%              3.4%
12/31/2013                        2.08                 0                 0              0.00%             46.5%
12/31/2012                        1.42                 0                 0              0.00%             14.7%
12/31/2011                        1.24                 0                 0              0.00%              1.4%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.4%
                2014               0.3%
                2013               0.6%
                2012               0.2%
                2011               0.4%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND R CLASS - 926464389

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       320,552   $       356,312             9,621
                                                                         ===============   ===============
Receivables: investments sold                                    4,061
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       324,613
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       324,613           222,297   $          1.46
Band 100                                                             0                 0              1.47
Band 75                                                              0                 0              1.49
Band 50                                                              0                 0              1.50
Band 25                                                              0                 0              1.51
Band 0                                                               0                 0              1.53
                                                       ---------------   ---------------
 Total                                                 $       324,613           222,297
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $             0
Mortality & expense charges                                                                         (2,797)
                                                                                           ---------------
Net investment income (loss)                                                                        (2,797)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             7,374
Realized gain distributions                                                                         29,166
Net change in unrealized appreciation (depreciation)                                               (40,789)
                                                                                           ---------------
Net gain (loss)                                                                                     (4,249)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        (7,046)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (2,797)  $             (1,512)
Net realized gain (loss)                                                       7,374                  3,028
Realized gain distributions                                                   29,166                 10,774
Net change in unrealized appreciation (depreciation)                         (40,789)                (6,533)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             (7,046)                 5,757
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     295,975                 43,175
Cost of units redeemed                                                       (85,897)               (33,569)
Account charges                                                                   (8)                  (182)
                                                                --------------------   --------------------
Increase (decrease)                                                          210,070                  9,424
                                                                --------------------   --------------------
Net increase (decrease)                                                      203,024                 15,181
Net assets, beginning                                                        121,589                106,408
                                                                --------------------   --------------------
Net assets, ending                                              $            324,613   $            121,589
                                                                ====================   ====================

Units sold                                                                   198,130                 30,273
Units redeemed                                                               (57,315)               (23,545)
                                                                --------------------   --------------------
Net increase (decrease)                                                      140,815                  6,728
Units outstanding, beginning                                                  81,482                 74,754
                                                                --------------------   --------------------
Units outstanding, ending                                                    222,297                 81,482
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            428,438
Cost of units redeemed/account charges                                                             (120,438)
Net investment income (loss)                                                                         (5,024)
Net realized gain (loss)                                                                             10,513
Realized gain distributions                                                                          46,884
Net change in unrealized appreciation (depreciation)                                                (35,760)
                                                                                       --------------------
Net assets                                                                             $            324,613
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.46               222   $           325              1.25%             -2.1%
12/31/2014                        1.49                81               122              1.25%              4.8%
12/31/2013                        1.42                75               106              1.25%             30.9%
12/31/2012                        1.09                 0                 0              1.25%              8.7%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47                 0   $             0              1.00%             -1.9%
12/31/2014                        1.50                 0                 0              1.00%              5.1%
12/31/2013                        1.43                 0                 0              1.00%             31.3%
12/31/2012                        1.09                 0                 0              1.00%              8.9%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              0.75%             -1.7%
12/31/2014                        1.51                 0                 0              0.75%              5.4%
12/31/2013                        1.43                 0                 0              0.75%             31.6%
12/31/2012                        1.09                 0                 0              0.75%              9.0%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.50%             -1.4%
12/31/2014                        1.52                 0                 0              0.50%              5.6%
12/31/2013                        1.44                 0                 0              0.50%             31.9%
12/31/2012                        1.09                 0                 0              0.50%              9.2%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.25%             -1.2%
12/31/2014                        1.53                 0                 0              0.25%              5.9%
12/31/2013                        1.45                 0                 0              0.25%             32.3%
12/31/2012                        1.09                 0                 0              0.25%              9.4%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.00%             -0.9%
12/31/2014                        1.54                 0                 0              0.00%              6.2%
12/31/2013                        1.45                 0                 0              0.00%             32.6%
12/31/2012                        1.10                 0                 0              0.00%              9.5%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.0%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND A CLASS - 926464231

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       468,434   $       538,706            15,402
                                                                         ===============   ===============
Receivables: investments sold                                      262
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       468,696
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       465,113           299,995   $          1.55
Band 100                                                             0                 0              1.56
Band 75                                                              0                 0              1.58
Band 50                                                              0                 0              1.59
Band 25                                                              0                 0              1.61
Band 0                                                           3,583             2,209              1.62
                                                       ---------------   ---------------
 Total                                                 $       468,696           302,204
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         2,241
Mortality & expense charges                                                                         (2,563)
                                                                                           ---------------
Net investment income (loss)                                                                          (322)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                              (760)
Realized gain distributions                                                                         44,955
Net change in unrealized appreciation (depreciation)                                               (69,093)
                                                                                           ---------------
Net gain (loss)                                                                                    (24,898)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (25,220)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $               (322)  $                  4
Net realized gain (loss)                                                        (760)                   325
Realized gain distributions                                                   44,955                  3,612
Net change in unrealized appreciation (depreciation)                         (69,093)                (1,176)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (25,220)                 2,765
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     541,436                 30,575
Cost of units redeemed                                                       (77,758)                (3,137)
Account charges                                                                  (24)                   (19)
                                                                --------------------   --------------------
Increase (decrease)                                                          463,654                 27,419
                                                                --------------------   --------------------
Net increase (decrease)                                                      438,434                 30,184
Net assets, beginning                                                         30,262                     78
                                                                --------------------   --------------------
Net assets, ending                                              $            468,696   $             30,262
                                                                ====================   ====================

Units sold                                                                   332,736                 21,431
Units redeemed                                                               (49,903)                (2,115)
                                                                --------------------   --------------------
Net increase (decrease)                                                      282,833                 19,316
Units outstanding, beginning                                                  19,371                     55
                                                                --------------------   --------------------
Units outstanding, ending                                                    302,204                 19,371
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            572,087
Cost of units redeemed/account charges                                                              (80,938)
Net investment income (loss)                                                                           (318)
Net realized gain (loss)                                                                               (435)
Realized gain distributions                                                                          48,572
Net change in unrealized appreciation (depreciation)                                                (70,272)
                                                                                       --------------------
Net assets                                                                             $            468,696
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.55               300   $           465              1.25%             -0.6%
12/31/2014                        1.56                18                28              1.25%             10.5%
12/31/2013                        1.41                 0                 0              1.25%             32.8%
12/31/2012                        1.06                 0                 0              1.25%              6.3%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              1.00%             -0.3%
12/31/2014                        1.57                 0                 0              1.00%             10.8%
12/31/2013                        1.42                 0                 0              1.00%             33.1%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.75%             -0.1%
12/31/2014                        1.58                 0                 0              0.75%             11.1%
12/31/2013                        1.42                 0                 0              0.75%             33.4%
12/31/2012                        1.07                 0                 0              0.75%              6.6%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.59                 0   $             0              0.50%              0.2%
12/31/2014                        1.59                 0                 0              0.50%             11.3%
12/31/2013                        1.43                 0                 0              0.50%             33.8%
12/31/2012                        1.07                 0                 0              0.50%              6.8%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61                 0   $             0              0.25%              0.4%
12/31/2014                        1.60                 0                 0              0.25%             11.6%
12/31/2013                        1.43                 0                 0              0.25%             34.1%
12/31/2012                        1.07                 0                 0              0.25%              6.9%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.62                 2   $             4              0.00%              0.7%
12/31/2014                        1.61                 1                 2              0.00%             11.9%
12/31/2013                        1.44                 0                 0              0.00%             34.4%
12/31/2012                        1.07                 0                 0              0.00%              7.1%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.9%
                2014               1.7%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
      VICTORY SYCAMORE SMALL COMPANY OPPORTUNITY FUND A CLASS - 926464835

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       906,804   $     1,002,627            25,371
                                                                         ===============   ===============
Receivables: investments sold                                        0
Payables: investments purchased                                 (3,594)
                                                       ---------------
Net assets                                             $       903,210
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       903,210           613,420   $          1.47
Band 100                                                             0                 0              1.49
Band 75                                                              0                 0              1.50
Band 50                                                              0                 0              1.51
Band 25                                                              0                 0              1.53
Band 0                                                               0                 0              1.54
                                                       ---------------   ---------------
 Total                                                 $       903,210           613,420
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         1,122
Mortality & expense charges                                                                         (6,165)
                                                                                           ---------------
Net investment income (loss)                                                                        (5,043)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                             1,420
Realized gain distributions                                                                         78,474
Net change in unrealized appreciation (depreciation)                                               (96,507)
                                                                                           ---------------
Net gain (loss)                                                                                    (16,613)
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $       (21,656)
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (5,043)  $             (2,082)
Net realized gain (loss)                                                       1,420                  1,101
Realized gain distributions                                                   78,474                 15,754
Net change in unrealized appreciation (depreciation)                         (96,507)                (5,631)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                            (21,656)                 9,142
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     787,388                 37,529
Cost of units redeemed                                                       (42,326)               (16,136)
Account charges                                                                  (49)                   (14)
                                                                --------------------   --------------------
Increase (decrease)                                                          745,013                 21,379
                                                                --------------------   --------------------
Net increase (decrease)                                                      723,357                 30,521
Net assets, beginning                                                        179,853                149,332
                                                                --------------------   --------------------
Net assets, ending                                              $            903,210   $            179,853
                                                                ====================   ====================

Units sold                                                                   522,550                 26,156
Units redeemed                                                               (28,890)               (10,931)
                                                                --------------------   --------------------
Net increase (decrease)                                                      493,660                 15,225
Units outstanding, beginning                                                 119,760                104,535
                                                                --------------------   --------------------
Units outstanding, ending                                                    613,420                119,760
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $            967,796
Cost of units redeemed/account charges                                                              (67,660)
Net investment income (loss)                                                                         (7,682)
Net realized gain (loss)                                                                              2,766
Realized gain distributions                                                                         103,813
Net change in unrealized appreciation (depreciation)                                                (95,823)
                                                                                       --------------------
Net assets                                                                             $            903,210
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.47               613   $           903              1.25%             -2.0%
12/31/2014                        1.50               120               180              1.25%              5.1%
12/31/2013                        1.43               105               149              1.25%             31.3%
12/31/2012                        1.09                 0                 0              1.25%              8.8%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.49                 0   $             0              1.00%             -1.7%
12/31/2014                        1.51                 0                 0              1.00%              5.4%
12/31/2013                        1.43                 0                 0              1.00%             31.6%
12/31/2012                        1.09                 0                 0              1.00%              9.0%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.50                 0   $             0              0.75%             -1.5%
12/31/2014                        1.52                 0                 0              0.75%              5.7%
12/31/2013                        1.44                 0                 0              0.75%             31.9%
12/31/2012                        1.09                 0                 0              0.75%              9.2%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.51                 0   $             0              0.50%             -1.2%
12/31/2014                        1.53                 0                 0              0.50%              5.9%
12/31/2013                        1.45                 0                 0              0.50%             32.2%
12/31/2012                        1.09                 0                 0              0.50%              9.3%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.53                 0   $             0              0.25%             -1.0%
12/31/2014                        1.54                 0                 0              0.25%              6.2%
12/31/2013                        1.45                 0                 0              0.25%             32.6%
12/31/2012                        1.09                 0                 0              0.25%              9.5%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54                 0   $             0              0.00%             -0.7%
12/31/2014                        1.55                 0                 0              0.00%              6.4%
12/31/2013                        1.46                 0                 0              0.00%             32.9%
12/31/2012                        1.10                 0                 0              0.00%              9.7%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.2%
                2014               0.0%
                2013               0.0%
                2012               0.0%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                            AUL AMERICAN UNIT TRUST
          VICTORY SYCAMORE ESTABLISHED VALUE FUND R CLASS - 926464371

                            STATEMENT OF NET ASSETS
                               December 31, 2015

                                                         INVESTMENTS         COST OF         MUTUAL FUND
                                                          AT VALUE         INVESTMENTS         SHARES
                                                       ---------------   ---------------   ---------------
Investments                                            $       792,447   $       900,583            26,586
                                                                         ===============   ===============
Receivables: investments sold                                    7,286
Payables: investments purchased                                      0
                                                       ---------------
Net assets                                             $       799,733
                                                       ===============

                                                                              UNITS         ACCUMULATION
                                                          NET ASSETS       OUTSTANDING       UNIT VALUE
                                                       ---------------   ---------------   ---------------
Band 125                                               $       630,577           409,165   $          1.54
Band 100                                                             0                 0              1.56
Band 75                                                              0                 0              1.57
Band 50                                                              0                 0              1.58
Band 25                                                              0                 0              1.60
Band 0                                                         169,156           104,928              1.61
                                                       ---------------   ---------------
 Total                                                 $       799,733           514,093
                                                       ===============   ===============

                            STATEMENT OF OPERATIONS
                     For the period ended December 31, 2015

Investment Income:
Dividend income                                                                            $         6,698
Mortality & expense charges                                                                        (10,549)
                                                                                           ---------------
Net investment income (loss)                                                                        (3,851)
                                                                                           ---------------

Gain (loss) on investments:
Net realized gain (loss)                                                                            95,124
Realized gain distributions                                                                         76,902
Net change in unrealized appreciation (depreciation)                                              (147,921)
                                                                                           ---------------
Net gain (loss)                                                                                     24,105
                                                                                           ---------------

Increase (decrease) in net assets from operations                                          $        20,254
                                                                                           ===============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                    PERIOD ENDED           PERIOD ENDED
                                                                 DECEMBER 31, 2015*     DECEMBER 31, 2014*
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations:
Net investment income (loss)                                    $             (3,851)  $             (1,357)
Net realized gain (loss)                                                      95,124                 17,166
Realized gain distributions                                                   76,902                138,173
Net change in unrealized appreciation (depreciation)                        (147,921)               (50,938)
                                                                --------------------   --------------------
Increase (decrease) in net assets from operations                             20,254                103,044
                                                                --------------------   --------------------

Contract owner transactions:
Proceeds from units sold                                                     323,928                394,475
Cost of units redeemed                                                      (698,066)              (163,863)
Account charges                                                                 (210)                  (233)
                                                                --------------------   --------------------
Increase (decrease)                                                         (374,348)               230,379
                                                                --------------------   --------------------
Net increase (decrease)                                                     (354,094)               333,423
Net assets, beginning                                                      1,153,827                820,404
                                                                --------------------   --------------------
Net assets, ending                                              $            799,733   $          1,153,827
                                                                ====================   ====================

Units sold                                                                   204,741                270,200
Units redeemed                                                              (429,651)              (112,107)
                                                                --------------------   --------------------
Net increase (decrease)                                                     (224,910)               158,093
Units outstanding, beginning                                                 739,003                580,910
                                                                --------------------   --------------------
Units outstanding, ending                                                    514,093                739,003
                                                                ====================   ====================

                             CUMULATIVE NET ASSETS
                               December 31, 2015

Proceeds from units sold                                                               $          1,608,930
Cost of units redeemed/account charges                                                           (1,089,716)
Net investment income (loss)                                                                         (8,322)
Net realized gain (loss)                                                                            125,933
Realized gain distributions                                                                         271,044
Net change in unrealized appreciation (depreciation)                                               (108,136)
                                                                                       --------------------
Net assets                                                                             $            799,733
                                                                                       ====================

----------
* DATE OF FUND INCEPTION INTO VARIABLE ACCOUNT: 5/24/2012
ACCUMULATION UNIT VALUE ON DATE OF INCEPTION: $1.00

FINANCIAL HIGHLIGHTS

A summary of accumulation unit values, units outstanding, net assets, expense ratios (excluding expenses of the underlying mutual funds and account charges), and the total return for each of the five years for the period ending December 31 or from the date of fund inception are presented below. The total returns presented are based on the change in accumulation unit values extended to six decimal places net of mortality and expense charges. The Variable Account uses these accumulation unit values for processing participant transactions. See Note 2 for additional information.

                                                              BAND 125
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.54               409   $           631              1.25%             -0.8%
12/31/2014                        1.55               620               963              1.25%             10.4%
12/31/2013                        1.41               477               672              1.25%             32.5%
12/31/2012                        1.06               138               147              1.25%              6.2%

                                                              BAND 100
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.56                 0   $             0              1.00%             -0.5%
12/31/2014                        1.56                 0                 0              1.00%             10.6%
12/31/2013                        1.41                 0                 0              1.00%             32.8%
12/31/2012                        1.06                 0                 0              1.00%              6.4%

                                                              BAND 75
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.57                 0   $             0              0.75%             -0.3%
12/31/2014                        1.57                 0                 0              0.75%             10.9%
12/31/2013                        1.42                 0                 0              0.75%             33.2%
12/31/2012                        1.07                 0                 0              0.75%              6.5%

                                                              BAND 50
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.58                 0   $             0              0.50%              0.0%
12/31/2014                        1.58                 0                 0              0.50%             11.2%
12/31/2013                        1.42                 0                 0              0.50%             33.5%
12/31/2012                        1.07                 0                 0              0.50%              6.7%

                                                              BAND 25
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.60                 0   $             0              0.25%              0.2%
12/31/2014                        1.59                 0                 0              0.25%             11.5%
12/31/2013                        1.43                 0                 0              0.25%             33.8%
12/31/2012                        1.07                 0                 0              0.25%              6.8%

                                                              BAND 0
                       ---------------------------------------------------------------------------------------
                                                                                EXPENSE AS
                                              UNITS                               A % OF
                         ACCUM. UNIT       OUTSTANDING        NET ASSETS       AVERAGE NET
                            VALUE             (000s)            (000s)           ASSETS          TOTAL RETURN
                       ---------------------------------------------------------------------------------------
12/31/2015             $          1.61               105   $           169              0.00%              0.5%
12/31/2014                        1.60               119               191              0.00%             11.8%
12/31/2013                        1.44               104               149              0.00%             34.2%
12/31/2012                        1.07                 0                 0              0.00%              7.0%

The following investment income ratio represents the ratio of gross income (i.e., dividend income) to average net assets expressed as a percent. The information pertains to the past five years or from the date of fund inception.

                2015               0.7%
                2014               0.9%
                2013               0.5%
                2012               0.7%

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                             AUL American Unit Trust
                          NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

The AUL American Unit Trust ("Variable Account") was established by American United Life Insurance Company ("AUL") on August 17, 1989, under procedures established by Indiana law and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Variable Account is a segregated investment account of AUL and invests exclusively in shares of mutual fund portfolios offered by the following fund families:

                                  FUND FAMILIES
                                       AB
                                      Alger
                                     Allianz
                                American Century
                                 American Funds
                                       AMG
                                       AQR
                                      Ariel
                                    Ave Maria
                                    BlackRock
                                    BMO Funds
                                     Calvert
                                    Columbia
                                       CRM
                                    Deutsche
                                       DFA
                                     Dreyfus
                                    Federated
                                    Fidelity
                               Franklin Templeton
                                  Goldman Sachs
                                    Henssler
                                     Invesco
                                    Ivy Funds
                                      Janus
                                   Legg Mason
                                   Lord Abbett
                                Manning & Napier
                                       MFS
                                Neuberger Berman
                                 Northern Trust
                                     Nuveen
                                    Oak Ridge
                                     Oakmark
                                   OneAmerica
                                   Oppenheimer
                                    Parnassus
                                    Pax World
                                     Payden
                                      Pimco
                                     Pioneer
                                       PNC
                                   Prudential
                               Putnam Investments
                                   Ridgeworth
                                     Russell
                                  State Street
                                     Steward
                                  T. Rowe Price
                                    Thornburg
                                    TIAA-CREF
                                  Timothy Plan
                                   Touchstone
                                    Vanguard
                                     Victory

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America ("GAAP"). The Variable Account is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946, Financial Services - Investment Companies.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This annual report includes information related to investment subaccounts which are available for investment as of December 31, 2015. This includes subaccounts and bands for which there have been no investing transactions or income and expense transactions commenced during 2015.

For years after offering of the subaccount but prior to commencement of investing transactions, management has presented the accumulation unit values, expenses as a percentage of average net assets, and total return for these investment subaccounts using an inception date accumulation unit value of $1.00, adjusted for performance of the underlying mutual fund investment and contractual expense rates.

The Report of Independent Registered Public Accounting Firm does not cover the financial statements and financial highlights presented as "Unaudited".

For the year ending December 31, 2015, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts, the Statement of Net Assets, Statement of Operations, and Statement of Changes in Net Assets for the year ended December 31, 2015, and the financial highlights for 2015 have not been audited.

       SUBACCOUNT
       DFA Global Allocation 25/75 R2 Class - 25434D641
       Lord Abbett Calibrated Dividend Growth Fund A Class - 543913859

For the year ending December 31, 2014, the subaccounts listed below did not have any investing or other transactions. For each of these subaccounts the Statement of Changes in Net Assets for the year ended December 31, 2014, and the financial highlights for 2014 and the years prior, if any, have not been audited excluding the Janus Forty Fund A Class which was audited in 2012 and 2011.

       SUBACCOUNT
       America Century Equity Growth Investor Class - 02507M600
       American Funds 2020 Target Date Retirement Fund R3 Class - 02630T811 American Funds 2025 Target Date Retirement Fund R3 Class - 02630T746 American Funds 2030 Target Date Retirement Fund R3 Class - 02630T670 American Funds 2035 Target Date Retirement Fund R3 Class - 02630T613 BlackRock Total Return Fund A Class - 09252M107
       Columbia Contrarian Core Fund A Class - 19765P109
       Columbia Dividend Income Fund R4 Class - 19766M865
       Columbia Marsico Global Fund A Class - 19765M288

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

       SUBACCOUNT
       Columbia Mid Cap Value Fund R4 Class - 19766B356
       Columbia Select Large-Cap Value Fund A Class - 19766H619
       Columbia Select Smaller-Cap Value Fund A Class - 19766H510
       Deutsche Enhanced Commodity Strategy Fund A Class - 25159L877
       Dreyfus Natural Resources Fund I Class - 26202P824
       Federated High Yield Trust Institutional Class - 314197203
       Federated High Yield Trust Service Class - 314197104
       Federated International Leaders Fund Institutional Class - 31428U623 Federated Kaufmann Large Cap Fund A Class - 314172446
       Federated Kaufmann Large Cap Fund Institutional Class - 314172412 Federated MDT All Cap Core Fund A Class - 31421R106
       Federated MDT All Cap Core Fund Institutional Class - 31421R304
       Fidelity Advisor Strategic Dividend & Income Fund T Class - 316145705 Fidelity Advisor Freedom 2010 Fund I Class - 315792861
       Fidelity Advisor Freedom 2015 Fund I Class - 315792549
       Fidelity Advisor Freedom 2020 Fund I Class - 315792812
       Fidelity Advisor Freedom 2025 Fund I Class - 315792481
       Fidelity Advisor Freedom 2030 Fund I Class - 315792754
       Fidelity Advisor Freedom 2035 Fund I Class - 315792432
       Fidelity Advisor Freedom 2040 Fund I Class - 315792697
       Fidelity Advisor Freedom 2045 Fund I Class - 315792358
       Fidelity Advisor Freedom 2050 Fund I Class - 315792291
       Fidelity Advisor Freedom 2055 Fund I Class - 315793786
       Fidelity Advisor Freedom Income Fund I Class - 315792606
       Goldman Sachs Financial Square Government Fund Admin Class - 38141W265 Goldman Sachs Financial Square Government Fund Resource Class - 38145C810 Goldman Sachs Large Cap Value Insights IR Class - 38145N626
       Goldman Sachs U.S. Equity Insights IR Class - 38145N642
       Goldman Sachs U.S. Equity Insights Service Class - 38141W463
       INTECH U.S. Managed Volatility Fund Service Class - 47103A690
       Invesco American Value Fund A Class - 00143M844
       Invesco American Value Fund Y Class - 00143M794
       Janus Forty Fund A Class - 47103A674
       Janus Research Fund A Class - 471023317
       Janus Triton Fund Service Class - 47103C332
       Lord Abbett High Yield Fund R3 Class - 54400N706
       Lord Abbett Total Return Fund I Class - 54400U106
       Lord Abbett Total Return Fund R3 Class - 543916373
       MFS Conservative Allocation Fund R3 Class - 552746505
       MFS Growth Allocation Fund R3 Class - 552746208
       MFS Mid Cap Value Fund R2 Class - 55273W590
       MFS Mid Cap Value Fund R3 Class - 55273W574
       MFS Moderate Allocation Fund R3 Class - 552746802
       Neuberger Berman Emerging Markets Equity Fund R3 Class - 64122Q804 Neuberger Berman Small Cap Growth Fund A Class - 641224225
       Oppenheimer Core Bond Fund A Class - 683969109
       Oppenheimer Senior Floating Rate Fund Y Class - 68381K408
       Pimco CommoditiesPLUS Strategy Admin Class - 72202E104
       Pioneer Fund A Class - 723682100
       Pioneer Mid Cap Value Fund Y Class - 72375Q405
       Pioneer Strategic Income Fund Y Class - 723884409
       Prudential Mid Cap Value A Class - 74441L105
       Putnam Fund for Growth & Income Fund A Class - 746761105
       Russell Investment Grade Bond Fund S Class - 782494835
       Steward Large Cap Enhanced Index Fund Individual Class - 860324201 Thornburg Limited Term Income Fund R5 Class - 885216853
       TIAA-CREF Bond Plus Fund Retirement Class - 886315605
       TIAA-CREF Large-Cap Growth Fund Retirement Class - 87244W326
       TIAA-CREF Large-Cap Value Fund Retirement Class - 87244W722
       TIAA-CREF Mid-Cap Growth Fund Retirement Class - 87244W888
       Touchstone Focused Fund Y Class - 89154X229

Accumulation unit values and total returns for such subaccounts or bands with zero net assets at year end represent amounts based on the performance of the underlying mutual fund for the respective year, less contractual expenses for each respective band.

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Investment transactions are accounted for on the trade date. Dividend income and capital gains from realized gain distributions are recorded on the ex-date and retain their character as distributed from the underlying fund. Realized gains and losses are calculated using a specific identification accounting basis.

REORGANIZATION

On September 22, 2003, the Board of Managers of AUL Pooled Equity Fund B ("Fund B") and the Board of Directors of OneAmerica Funds, Inc. approved a Reorganization Plan ("Plan") of Fund B. The Participants of Fund B also approved the Plan. The Plan provided for a transfer of all assets and liabilities of Fund B (adjusted for liabilities relating to insurance charges) to purchase Class O shares of the OneAmerica Value Portfolio subaccount.

BANDED ACCUMULATION UNIT VALUES AND UNITS OUTSTANDING

Banded accumulation unit values and units outstanding balances are represented based upon the annual expense charges applicable to the Variable Account. Refer to Note 3 for further information.

In the Statement of Net Assets, the units outstanding and accumulation unit values have been rounded to the nearest whole unit or nearest cent, respectively.

FAIR VALUE MEASUREMENTS

The value of the investments is based on the closing Net Asset Value ("NAV") per share reported by the underlying mutual funds (which value their investment securities at market value or, in the absence of readily available market quotations, at fair value) and the number of shares owned by the Variable Account. The value of the investments is generally classified as Level 1 in the fair value hierarchy as described below.

Various inputs are used in determining the value of the Variable Account's subaccount investments. These inputs are summarized in the three broad levels listed below.

       Level 1 - Unadjusted quoted prices in active markets for identical assets.

       Level 2 - Observable inputs, other than quoted prices in Level 1, that are observable for the asset, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

       Level 3 - Unobservable inputs for the asset, to the extent relevant observable inputs are not available, representing the Variable Account's own assumptions about the assumptions a market participant would use in valuing the asset, and would be based on the best information available.

The following is a summary of the inputs used as of December 31, 2015, in valuing the Variable Account's subaccount investments carried at fair value:

                                         LEVEL 1             LEVEL 2            LEVEL 3            TOTAL
                                     ----------------   ----------------   ----------------   ----------------
                  Mutual Funds       $  3,878,645,179   $             --   $             --   $  3,878,645,179

It is the Variable Account's policy to recognize transfers in and transfers out at fair value as of the beginning of the year. The Variable Account did not have any transfers between levels of the fair value hierarchy during the reporting year.

For the year ended December 31, 2015, the Variable Account did not change its valuation methodology and did not use significant unobservable inputs (Level 3) in determining the value of investments.

RELATED PARTY TRANSACTIONS

OneAmerica Asset Management, LLC ("OAM"), an affiliate of AUL, serves as the investment advisor for OneAmerica Funds, Inc. (the "Fund"), a mutual fund offered within the Variable Account. The Fund is comprised of Value, Asset Director, Investment Grade Bond, and Socially Responsive portfolios. Each portfolio offers two classes of shares, Class O and Advisor. The Fund has an investment advisory agreement with OAM. Under the investment advisory agreement, OAM is compensated for its services by an annual fee based on the average daily net assets of each portfolio as follows:

                  Value                              0.50%
                  Investment Grade Bond              0.50%
                  Asset Director                     0.50%
                  Socially Responsive                0.70%

Such fees are included in the calculation of the NAV per share of the underlying mutual funds.

The Fund's Advisor Class shares pay a 12b-1 fee to OAM equal to 0.30% of average daily net assets.

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

TAXES

Operations of the Variable Account are part of, and are taxed with, the operations of AUL, which is taxed as a "life insurance company" under the Internal Revenue Code. Under current law, investment income, including realized and unrealized capital gains of the investment accounts, is not taxed to AUL to the extent it is applied to increase reserves under the contracts. The Variable Account has not been charged for federal and state income taxes since none have been imposed.

Management of the Variable Account has reviewed all open tax years (current and three prior calendar years) of major jurisdictions and concluded that there are no significant uncertainties that would impact the Variable Account's Statement of Net Assets or Statement of Operations. There is no significant tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. Management of the Variable Account is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

ESTIMATES

The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates.

REPORTING PERIODS

Periods less than a calendar year represent the date of first offering of the subaccount to the end of the applicable year. Expense ratios for such periods are annualized. Total returns and income ratios are not annualized.

3. ACCOUNT CHARGES

AUL may assess a premium tax charge based on premium taxes incurred. Premium taxes currently range between 0% and 3.5%, but are subject to change by governmental entities.

AUL deducts an annual administrative charge from each participant's account, which may not exceed $50 per year. The charge is assessed every quarter on a participant's account if it is in existence on the quarterly contract anniversary, and the charge is assessed only during the accumulation period. Administrative charges are waived if the account balance exceeds a certain amount. The charges incurred during the years ended December 31, 2015 and 2014, were $2,863,166 and $2,512,477, respectively.

On certain contracts, AUL may assess a withdrawal charge on withdrawals that exceed 10% of the participant's account value as of the last contract anniversary preceding the request for the withdrawal. However, the contract owner has a right to a full refund of the contributions made under a contract for any reason within ten days of the original contract purchase. The amount of the withdrawal charge varies depending upon the contract and the number of years the participant's account has been in existence and ranges from 8% decreasing to 0%. The aggregate withdrawal charges will not exceed 8.5% of the contributions made by or on behalf of a participant under a contract. The charges incurred during the years ended December 31, 2015 and 2014, were $30,836 and $45,566, respectively.

MORTALITY AND EXPENSE CHARGES

AUL deducts a daily charge as compensation for the mortality and expense risks assumed by AUL. The charges assessed to the contract are shown in the table below:

                                        ANNUAL MORTALITY AND
                  BAND                     EXPENSE CHARGE
                  ------------------   ----------------------
                  Band 125                               1.25%
                  Band 100                               1.00%
                  Band 75                                0.75%
                  Band 50                                0.50%
                  Band 25                                0.25%
                  Band 0                                 0.00%
                  Band S                                 0.50%

AUL guarantees that the mortality and expense charge will not increase. The mortality and expense charges are recorded as a reduction of accumulation unit value in the accompanying Statement of Operations. The charges incurred during the years ended December 31, 2015 and 2014, were $45,415,941 and $43,605,856, respectively.

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4.  INVESTMENT TRANSACTIONS

The cost of purchases of investments and proceeds from sales for the year ended December 31, 2015, by each subaccount, are shown below. Subaccounts without any cost of purchases of investments for proceeds from sales were excluded from the table below.

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  AB Core Opportunities Fund R Class                                       $          52,049   $         267,651
                  AB Discovery Growth Fund R Class                                                 2,807,199           1,820,438
                  AB Discovery Value Fund R Class                                                     62,226             371,521
                  AB High Income Fund Advisor Class                                                3,038,376           2,057,039
                  AB High Income Fund R Class                                                          1,992              51,566
                  AB International Growth Fund R Class                                               235,931             300,127
                  AB International Value Fund R Class                                                 59,639             148,656
                  AB Small Cap Growth Fund R Class                                                   823,601             511,178
                  AB Value Fund R Class                                                               14,726              13,673
                  Alger Balanced Portfolio I-2 Class                                                  77,814             199,515
                  Alger Capital Appreciation Institutional Fund I Class                            1,890,694           2,379,015
                  Alger Capital Appreciation Institutional Fund R Class                           11,370,593           8,334,336
                  Alger Capital Appreciation Portfolio I-2 Class                                  26,464,308          10,999,146
                  Alger Large Cap Growth Portfolio I-2 Class                                       1,642,186           4,854,690
                  Alger Small Cap Growth Institutional Fund I Class                                  250,638             504,371
                  Alger Small Cap Growth Institutional Fund R Class                                   14,912             116,211
                  AllianzGI NFJ Dividend Value Fund Administrative Class                             756,719             341,445
                  AllianzGI NFJ Dividend Value Fund R Class                                          530,234           2,330,077
                  AllianzGI NFJ Mid-Cap Value Fund Administrative Class                               41,228             142,337
                  AllianzGI NFJ Mid-Cap Value Fund R Class                                            23,229              72,360
                  AllianzGI NFJ Small-Cap Value Fund Administrative Class                          2,705,614           6,382,215
                  AllianzGI NFJ Small-Cap Value Fund R Class                                       1,044,255           2,781,133
                  AllianzGI Retirement 2015 Fund Administrative Class                                838,196             339,128
                  AllianzGI Retirement 2020 Fund Administrative Class                                537,260             712,448
                  AllianzGI Retirement 2025 Fund A Class                                               1,985               2,436
                  AllianzGI Retirement 2025 Fund Administrative Class                                322,736             287,711
                  AllianzGI Retirement 2030 Fund A Class                                              18,225                 356
                  AllianzGI Retirement 2030 Fund Administrative Class                                364,710             242,270
                  AllianzGI Retirement 2035 Fund Administrative Class                                168,795             292,152
                  AllianzGI Retirement 2040 Fund A Class                                               4,001                  38
                  AllianzGI Retirement 2040 Fund Administrative Class                                281,691             231,725
                  AllianzGI Retirement 2045 Fund A Class                                                 841                  41
                  AllianzGI Retirement 2045 Fund Administrative Class                                259,553             189,443
                  AllianzGI Retirement 2050 Fund A Class                                                 624                  12
                  AllianzGI Retirement 2050 Fund Administrative Class                                271,289             118,226
                  AllianzGI Retirement 2055 Fund A Class                                               1,372                   3
                  AllianzGI Retirement 2055 Fund Administrative Class                                 90,634              25,303
                  AllianzGI Retirement Income Fund Administrative Class                                3,408              21,152
                  American Century Disciplined Growth Fund A Class                                   442,939             158,346
                  American Century Disciplined Growth Fund Investor Class                          1,725,275             394,784
                  American Century Diversified Bond Fund A Class                                     273,953             132,650
                  American Century Emerging Markets A Class                                           33,135               9,760
                  American Century Emerging Markets Investor Class                                    15,403               7,765
                  American Century Equity Growth A Class                                           1,393,577           1,776,638
                  American Century Equity Growth Investor Class                                       66,181               3,857
                  American Century Equity Income A Class                                           1,606,191           4,475,961
                  American Century Equity Income Investor Class                                    1,385,735           4,487,789
                  American Century Ginnie Mae A Class                                              2,466,380           9,306,291
                  American Century Growth A Class                                                    777,780           1,838,709
                  American Century Heritage A Class                                                3,549,671           6,274,680
                  American Century Heritage Investor Class                                         1,975,016             923,052
                  American Century Income & Growth Investor Class                                  2,410,533           1,168,013
                  American Century Inflation-Adjusted Bond A Class                                 1,625,438           3,447,887
                  American Century International Bond A Class                                            210                  85
                  American Century International Bond Investor Class                                     143                   3
                  American Century International Discovery A Class                                     2,493               2,116
                  American Century International Growth A Class                                      435,494             263,945
                  American Century International Growth Investor Class                             1,143,969           1,464,499
                  American Century Large Company Value A Class                                       606,291             405,532

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  American Century Mid Cap Value Fund A Class                              $       2,496,094   $       3,038,053
                  American Century Mid Cap Value Fund Investor Class                              21,815,662           4,688,844
                  American Century One Choice 2020 Portfolio A Class                               9,736,417          11,042,405
                  American Century One Choice 2020 Portfolio Investor Class                       25,713,281          13,753,864
                  American Century One Choice 2025 Portfolio A Class                               8,979,393           7,458,959
                  American Century One Choice 2025 Portfolio Investor Class                       13,734,229           7,039,908
                  American Century One Choice 2030 Portfolio A Class                               9,217,888          11,746,894
                  American Century One Choice 2030 Portfolio Investor Class                       16,699,508           5,875,384
                  American Century One Choice 2035 Portfolio A Class                               7,425,891           9,299,909
                  American Century One Choice 2035 Portfolio Investor Class                       11,086,809           5,549,797
                  American Century One Choice 2040 Portfolio A Class                               7,140,554           9,430,241
                  American Century One Choice 2040 Portfolio Investor Class                       13,949,925           6,155,144
                  American Century One Choice 2045 Portfolio A Class                               5,326,178           5,957,101
                  American Century One Choice 2045 Portfolio Investor Class                        8,052,641           3,766,301
                  American Century One Choice 2050 Portfolio A Class                               4,773,703           4,749,202
                  American Century One Choice 2050 Portfolio Investor Class                        7,073,207           2,889,522
                  American Century One Choice 2055 Portfolio A Class                               2,864,450           1,286,213
                  American Century One Choice 2055 Portfolio Investor Class                        3,364,962             789,535
                  American Century One Choice In Retirement Portfolio A Class                     35,373,867           9,507,897
                  American Century One Choice In Retirement Portfolio Investor Class              23,057,096           7,342,410
                  American Century Real Estate A Class                                               694,202           1,000,238
                  American Century Real Estate Investor Class                                      1,999,631           1,709,140
                  American Century Select A Class                                                    149,462             181,977
                  American Century Select Investor Class                                              28,527              26,597
                  American Century Small Cap Growth A Class                                          343,236             402,997
                  American Century Small Cap Value A Class                                           641,674           1,352,490
                  American Century Small Cap Value Investor Class                                  1,946,575           7,378,902
                  American Century Small Company A Class                                             541,549             427,753
                  American Century Strategic Allocation: Aggressive A Class                        3,194,350           4,853,153
                  American Century Strategic Allocation: Aggressive Investor Class                 9,283,866          10,475,133
                  American Century Strategic Allocation: Conservative A Class                      1,688,927           2,003,410
                  American Century Strategic Allocation: Conservative Investor Class               4,409,421           2,974,349
                  American Century Strategic Allocation: Moderate A Class                          7,367,956          10,490,617
                  American Century Strategic Allocation: Moderate Investor Class                  21,340,110          20,886,819
                  American Century Ultra A Class                                                     291,313             205,905
                  American Century Ultra Investor Class                                              131,286             349,370
                  American Century Value A Class                                                       3,516              23,545
                  American Century Value Investor Class                                              212,097             358,459
                  American Century VP Capital Appreciation Fund I Class                            2,995,789           4,131,862
                  American Funds 2020 Target Date Retirement Fund R3 Class                             6,841                   3
                  American Funds 2025 Target Date Retirement Fund R3 Class                             1,575                  --
                  American Funds 2030 Target Date Retirement Fund R3 Class                             1,575                  --
                  American Funds 2035 Target Date Retirement Fund R3 Class                               751                  --
                  American Funds AMCAP Fund R3 Class                                               2,542,863           3,274,865
                  American Funds AMCAP Fund R4 Class                                               4,852,421           2,698,346
                  American Funds American Balanced Fund R3 Class                                   4,298,879           2,585,463
                  American Funds American Balanced Fund R4 Class                                  13,298,980           7,094,581
                  American Funds American High Income Trust R3 Class                                 414,043           1,172,342
                  American Funds American High Income Trust R4 Class                               2,612,833           5,835,389
                  American Funds Capital World Growth and Income R3 Class                          3,044,334           5,156,873
                  American Funds Capital World Growth and Income R4 Class                          7,294,655          11,610,697
                  American Funds EuroPacific Growth Fund R3 Class                                  5,507,725          12,812,451
                  American Funds EuroPacific Growth Fund R4 Class                                 17,733,688          22,338,074
                  American Funds Fundamental Investors R3 Class                                    3,090,795           8,325,386
                  American Funds Fundamental Investors R4 Class                                    5,045,072           3,461,362
                  American Funds Intermediate Bond Fund of America R3 Class                          188,543             507,626
                  American Funds Intermediate Bond Fund of America R4 Class                           56,822               8,836
                  American Funds New Perspective Fund R3 Class                                     1,368,787           1,173,440
                  American Funds New Perspective Fund R4 Class                                     2,569,607           1,936,432
                  American Funds New World Fund R3 Class                                             234,624             106,945
                  American Funds New World Fund R4 Class                                           4,500,563           2,303,232
                  American Funds SMALLCAP World Fund R3 Class                                        748,261             695,951

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  American Funds SMALLCAP World Fund R4 Class                              $       1,304,375   $         407,489
                  American Funds The Growth Fund of America R3 Class                               3,090,683           8,782,624
                  American Funds The Growth Fund of America R4 Class                               6,342,551           7,633,355
                  American Funds Washington Mutual Investors Fund R3 Class                         2,706,369           1,575,977
                  American Funds Washington Mutual Investors Fund R4 Class                        11,972,666           2,487,601
                  AMG Managers Cadence Capital Appreciation Fund Investor Class                       14,339              25,239
                  AMG Managers Cadence Mid Cap Fund Investor Class                                     1,879               3,874
                  Ariel Appreciation Fund Investor Class                                             535,167             945,649
                  Ariel Fund Investor Class                                                          299,888             319,350
                  Ave Maria Catholic Values Fund                                                     149,243              17,338
                  Ave Maria Growth Fund                                                               40,157              17,406
                  Ave Maria Rising Dividend Fund                                                      73,236              35,751
                  Ave Maria World Equity Fund                                                         11,273               1,923
                  BlackRock Equity Dividend Fund Institutional Class                                 848,672           8,161,419
                  BlackRock Global Allocation Fund Institutional Class                               758,677             569,794
                  BlackRock Global Allocation Fund R Class                                         1,273,445           1,894,871
                  BlackRock GNMA Portfolio Service Class                                             341,988             422,631
                  BlackRock Small Cap Growth Equity Portfolio Institutional Class                     14,223              34,322
                  BlackRock Total Return Fund A Class                                                875,152              27,056
                  BMO Mid-Cap Growth Fund Y Class                                                    213,029             323,033
                  BMO Mid-Cap Value Fund Y Class                                                     173,714             169,758
                  BMO Small-Cap Growth Fund Y Class                                                2,675,742           6,098,892
                  Calvert Equity Portfolio A Class                                                   590,761           1,758,315
                  Calvert Income Fund A Class                                                        110,862             252,111
                  Calvert Small Cap Fund A Class                                                      25,414             195,257
                  Calvert VP SRI Mid Cap Growth Portfolio                                          3,451,758           2,324,151
                  ClearBridge Aggressive Growth Fund FI Class                                      3,251,086           2,623,322
                  ClearBridge Aggressive Growth Fund R Class                                       1,051,104              99,908
                  ClearBridge Appreciation Fund FI Class                                             371,403              42,174
                  ClearBridge Appreciation Fund R Class                                               37,074               7,332
                  Columbia Acorn International Fund A Class                                           15,267              28,628
                  Columbia Acorn International Fund R4 Class                                             669                 151
                  Columbia Acorn International Fund Z Class                                            3,691               4,963
                  Columbia Contrarian Core Fund A Class                                              167,092               1,481
                  Columbia Dividend Income Fund R4 Class                                           5,760,682             756,704
                  Columbia Emerging Markets Bond Fund A Class                                         50,580              45,569
                  Columbia Marsico Global Fund A Class                                                39,121                 218
                  Columbia Mid Cap Index Fund A Class                                             10,799,333           8,713,150
                  Columbia Mid Cap Value Fund R4 Class                                                91,188                 468
                  Columbia Multi-Advisor Small Cap Value Fund A Class                                347,917             298,803
                  Columbia Select Large-Cap Value Fund A Class                                           214                  --
                  Columbia Select Smaller-Cap Value Fund A Class                                     192,067               1,832
                  Columbia Seligman Communications and Information Fund A Class                      431,411             221,118
                  Columbia Seligman Communications and Information Fund R4 Class                     164,074             104,230
                  Columbia Seligman Communications and Information Fund Z Class                    1,724,853             499,807
                  Columbia Small Cap Index Fund A Class                                            7,535,353           6,841,431
                  CRM Mid Cap Value Investor Class                                                    88,001             884,394
                  Deutsche Alternative Asset Allocation Fund A Class                                  78,430             112,931
                  Deutsche Alternative Asset Allocation Fund S Class                                  40,450                 991
                  Deutsche Enhanced Commodity Strategy Fund A Class                                    3,283                  --
                  Deutsche Large Cap Value Fund A Class                                               60,203             129,592
                  Deutsche Mid Cap Value Fund A Class                                                 70,572             121,722
                  Deutsche Mid Cap Value Fund S Class                                                  7,132               1,306
                  Deutsche Real Estate Securities A Class                                            440,253             524,257
                  Deutsche Real Estate Securities S Class                                          2,554,672           2,866,669
                  Deutsche Small Cap Value Fund A Class                                               30,308              87,185
                  Deutsche Small Cap Value Fund S Class                                                8,595               4,131
                  Deutsche Strategic Government Securities A Class                                       848               7,407
                  Deutsche Strategic Government Securities S Class                                   178,004             279,752
                  DFA Emerging Markets Value R2 Class                                                 26,241              47,800
                  DFA Global Allocation 60/40 R2 Class                                               150,187             101,965
                  DFA Global Equity R2 Class                                                       5,728,566           1,584,071

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  DFA International Value R2 Class                                         $          70,112   $          67,866
                  DFA US Targeted Value R2 Class                                                   2,782,499           1,407,456
                  Dreyfus Natural Resources Fund I Class                                              71,155              10,090
                  Federated High Yield Trust Institutional Class                                     781,057              82,570
                  Federated High Yield Trust Service Class                                            83,029               3,382
                  Federated International Leaders Fund A Class                                       167,461             100,974
                  Federated International Leaders Fund Institutional Class                           255,820               1,159
                  Federated Kaufmann Large Cap Fund A Class                                          198,858               1,410
                  Federated Kaufmann Large Cap Fund Institutional Class                              447,226               2,088
                  Federated MDT All Cap Core Fund A Class                                              7,134                 283
                  Federated MDT All Cap Core Fund Institutional Class                                     75                  --
                  Fidelity Advisor Strategic Dividend & Income Fund T Class                          408,589              41,783
                  Fidelity Advisor Diversified International Fund T Class                                 --              98,070
                  Fidelity Advisor Diversified Stock Fund Institutional Class                        281,717             137,383
                  Fidelity Advisor Diversified Stock Fund T Class                                    330,127             402,547
                  Fidelity Advisor Dividend Growth Fund T Class                                      234,860             254,649
                  Fidelity Advisor Equity Growth Fund T Class                                        371,563             549,147
                  Fidelity Advisor Equity Income Fund T Class                                        143,581             288,136
                  Fidelity Advisor Freedom 2010 Fund I Class                                         108,878              10,914
                  Fidelity Advisor Freedom 2010 Fund T Class                                         352,350             992,240
                  Fidelity Advisor Freedom 2015 Fund I Class                                         337,742               1,208
                  Fidelity Advisor Freedom 2015 Fund T Class                                         495,047           3,648,125
                  Fidelity Advisor Freedom 2020 Fund I Class                                         912,429              61,201
                  Fidelity Advisor Freedom 2020 Fund T Class                                       1,493,232           3,594,294
                  Fidelity Advisor Freedom 2025 Fund I Class                                         682,041              11,266
                  Fidelity Advisor Freedom 2025 Fund T Class                                       1,327,286           2,860,509
                  Fidelity Advisor Freedom 2030 Fund I Class                                         909,457               1,791
                  Fidelity Advisor Freedom 2030 Fund T Class                                       1,587,923           3,508,071
                  Fidelity Advisor Freedom 2035 Fund I Class                                         692,490             100,293
                  Fidelity Advisor Freedom 2035 Fund T Class                                         978,833           2,438,254
                  Fidelity Advisor Freedom 2040 Fund I Class                                         707,252              56,896
                  Fidelity Advisor Freedom 2040 Fund T Class                                       1,202,106           4,234,042
                  Fidelity Advisor Freedom 2045 Fund I Class                                         570,892               3,618
                  Fidelity Advisor Freedom 2045 Fund T Class                                         719,132           1,458,034
                  Fidelity Advisor Freedom 2050 Fund I Class                                         599,242              11,956
                  Fidelity Advisor Freedom 2050 Fund T Class                                         728,520           1,351,609
                  Fidelity Advisor Freedom 2055 Fund I Class                                         222,232               4,175
                  Fidelity Advisor Freedom 2055 Fund T Class                                         354,318             237,898
                  Fidelity Advisor Freedom Income Fund I Class                                       177,548                 330
                  Fidelity Advisor Freedom Income Fund T Class                                        20,607             122,517
                  Fidelity Advisor Growth & Income Fund T Class                                       75,877             134,811
                  Fidelity Advisor Growth Opportunities Fund T Class                                 567,661             950,540
                  Fidelity Advisor Leveraged Company Stock Fund A Class                              818,768             432,724
                  Fidelity Advisor Leveraged Company Stock Fund T Class                              800,178           2,018,473
                  Fidelity Advisor New Insights Fund A Class                                       3,623,490           2,362,818
                  Fidelity Advisor New Insights Fund T Class                                       2,055,671           2,560,523
                  Fidelity Advisor Real Estate Fund A Class                                        1,337,850           1,107,492
                  Fidelity Advisor Real Estate Fund I Class                                          377,897              96,363
                  Fidelity Advisor Real Estate Fund T Class                                           97,778              76,663
                  Fidelity Advisor Small Cap Fund A Class                                              6,834                  10
                  Fidelity Advisor Small Cap Fund T Class                                          1,353,653           2,508,564
                  Fidelity Advisor Stock Selector All Cap Fund T Class                               139,001             139,399
                  Fidelity Advisor Stock Selector Mid Cap Fund T Class                               216,614             178,192
                  Fidelity Advisor Strategic Income Fund A Class                                     173,355               8,328
                  Fidelity Advisor Total Bond Fund I Class                                         4,758,127             640,318
                  Fidelity Advisor Total Bond Fund T Class                                         1,667,094             804,648
                  Fidelity Advisor Value Fund A Class                                                     15               3,496
                  Fidelity VIP Asset Manager Portfolio Initial Class                               1,890,075           5,081,029
                  Fidelity VIP Contrafund Portfolio Initial Class                                 19,829,887          42,115,025
                  Fidelity VIP Equity-Income Portfolio Initial Class                                 826,687           2,353,144
                  Fidelity VIP Growth Portfolio Initial Class                                      6,199,814           9,987,644
                  Fidelity VIP High Income Portfolio Initial Class                                   995,851           2,061,321

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Fidelity VIP Overseas Portfolio Initial Class                            $         865,074   $       1,423,506
                  Franklin Flex Cap Growth R Class                                                   142,749             509,616
                  Franklin Growth Fund A Class                                                     5,545,782           2,151,996
                  Franklin Growth Fund R Class                                                       146,036              55,655
                  Franklin Income Fund Advisor Class                                                 870,546             337,971
                  Franklin Income Fund R Class                                                       393,359             142,661
                  Franklin Mutual Global Discovery Fund R Class                                       67,223             257,766
                  Franklin Mutual Global Discovery Fund Z Class                                    1,281,812             431,345
                  Franklin Small Cap Value Fund A Class                                              775,737             331,789
                  Franklin Small Cap Value Fund R Class                                              550,022           1,211,931
                  Franklin Small-Mid Cap Growth Fund R Class                                          85,544             124,662
                  Franklin Strategic Income Fund A Class                                              16,368             104,036
                  Franklin Strategic Income Fund R Class                                             689,626           1,223,205
                  Goldman Sachs Financial Square Government Fund Admin Class                      15,336,195             603,503
                  Goldman Sachs Financial Square Government Fund Resource Class                    6,386,511             145,771
                  Goldman Sachs Growth Opportunities Fund IR Class                                 1,632,761           1,419,202
                  Goldman Sachs Growth Opportunities Fund Service Class                               40,183              36,988
                  Goldman Sachs Growth Strategy Portfolio Institutional Class                          3,890               7,729
                  Goldman Sachs Growth Strategy Portfolio Service Class                                  127                 328
                  Goldman Sachs International Equity Insights Institutional Class                     79,428             264,501
                  Goldman Sachs International Equity Insights Service Class                           10,604              27,897
                  Goldman Sachs Large Cap Value Insights IR Class                                  1,351,753             231,305
                  Goldman Sachs Large Cap Value Insights Service Class                                82,418               2,299
                  Goldman Sachs Mid Cap Value Fund Institutional Class                            10,671,319          23,087,030
                  Goldman Sachs Mid Cap Value Fund Service Class                                   3,683,944           5,001,555
                  Goldman Sachs Small Cap Value Institutional Class                               12,968,022           9,891,600
                  Goldman Sachs Small Cap Value Service Class                                      4,718,959           6,203,247
                  Goldman Sachs Technology Opportunities Fund Institutional Class                  3,028,776           3,463,035
                  Goldman Sachs Technology Opportunities Fund Service Class                          332,889             436,776
                  Goldman Sachs U.S. Equity Insights IR Class                                            153                  --
                  Goldman Sachs U.S. Equity Insights Service Class                                   450,140              66,086
                  Henssler Equity Fund Institutional Class                                                45                 673
                  INTECH U.S. Managed Volatility Fund Service Class                                7,494,756           7,043,741
                  Invesco American Franchise Fund A Class                                             46,431             183,258
                  Invesco American Value Fund A Class                                                531,734              45,081
                  Invesco American Value Fund Y Class                                                181,994               3,901
                  Invesco Comstock Fund A Class                                                    1,028,679           2,926,943
                  Invesco Comstock Fund R Class                                                    1,144,561             620,126
                  Invesco Diversified Dividend Fund A Class                                        6,125,477           4,148,830
                  Invesco Diversified Dividend Fund Investor Class                                15,650,026             987,965
                  Invesco Energy Fund A Class                                                      1,059,012           1,365,248
                  Invesco Energy Fund Investor Class                                                 709,422           1,018,308
                  Invesco Global Health Care Fund A Class                                            871,436             748,018
                  Invesco Global Health Care Fund Investor Class                                     613,862           3,136,757
                  Invesco Global Low Volatility Equity Yield Fund A Class                             30,552              57,644
                  Invesco Global Low Volatility Equity Yield Fund R5 Class                            77,911             225,920
                  Invesco International Growth Fund R Class                                          118,536             473,593
                  Invesco International Growth Fund R5 Class                                       2,751,477             992,796
                  Invesco Mid Cap Core Equity Fund A Class                                           346,696           1,253,455
                  Invesco Mid Cap Core Equity Fund R Class                                           414,837             868,665
                  Invesco Mid Cap Growth Fund A Class                                                 59,583              79,110
                  Invesco Mid Cap Growth Fund R Class                                                  3,705              39,851
                  Invesco Mid Cap Growth Fund R5 Class                                               242,116             115,685
                  Invesco Small Cap Growth Fund A Class                                            7,441,922           4,095,572
                  Invesco Small Cap Growth Fund R Class                                            2,235,342           2,966,175
                  Invesco Technology Fund A Class                                                    143,714             102,057
                  Invesco Technology Fund Investor Class                                              30,511               3,271
                  Invesco Value Opportunities Fund A Class                                            29,563             371,887
                  Invesco Value Opportunities Fund R Class                                            37,380              12,016
                  Ivy Asset Strategy Fund R Class                                                     59,578              15,598
                  Ivy Balanced Fund R Class                                                           13,045              52,373
                  Ivy Balanced Fund Y Class                                                        1,421,671           1,726,896

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Ivy High Income Fund R Class                                             $          32,191   $          92,307
                  Ivy High Income Fund Y Class                                                       474,115             273,612
                  Janus Aspen Balanced Portfolio Service Class                                     1,526,214             794,619
                  Janus Aspen Flexible Bond Portfolio Institutional Class                          7,768,291           7,448,413
                  Janus Aspen Global Research Portfolio Institutional Class                          578,271           1,686,011
                  Janus Aspen Perkins Mid Cap Value Portfolio Service Class                           31,251             558,097
                  Janus Balanced Fund R Class                                                      1,566,483             217,962
                  Janus Forty Fund A Class                                                           321,129                 490
                  Janus Forty Fund R Class                                                         1,063,335           1,647,142
                  Janus Growth and Income Fund R Class                                                78,413             293,097
                  Janus Research Fund A Class                                                             12                  --
                  Janus Triton Fund Service Class                                                    175,506               2,526
                  Legg Mason BW Global Opportunities Bond Fund FI Class                            1,478,851             255,075
                  Legg Mason BW Global Opportunities Bond Fund R Class                               129,299              35,281
                  Lord Abbett Calibrated Dividend Growth Fund R3 Class                                33,889              27,128
                  Lord Abbett Developing Growth Fund A Class                                       1,591,006           1,385,972
                  Lord Abbett Developing Growth Fund P Class                                         456,475             814,342
                  Lord Abbett Developing Growth Fund R3 Class                                        607,374           1,087,563
                  Lord Abbett Fundamental Equity A Class                                               8,399             198,092
                  Lord Abbett Fundamental Equity R3 Class                                            436,253           1,226,525
                  Lord Abbett Growth Opportunities Fund P Class                                      108,460             173,358
                  Lord Abbett Growth Opportunities Fund R3 Class                                     116,894             288,762
                  Lord Abbett High Yield Fund A Class                                                181,358              56,271
                  Lord Abbett High Yield Fund R3 Class                                               260,362               4,288
                  Lord Abbett Mid Cap Stock Fund P Class                                               7,742               7,621
                  Lord Abbett Mid Cap Stock Fund R3 Class                                              2,530               1,911
                  Lord Abbett Small Cap Value Fund P Class                                            54,976             226,834
                  Lord Abbett Small Cap Value Fund R3 Class                                           23,479              65,706
                  Lord Abbett Total Return Fund I Class                                                8,740                   9
                  Lord Abbett Total Return Fund R3 Class                                             558,668              20,608
                  Lord Abbett Value Opportunities Fund A Class                                     1,311,581           5,361,810
                  Lord Abbett Value Opportunities Fund P Class                                        85,171             138,552
                  Lord Abbett Value Opportunities Fund R3 Class                                      303,005           1,481,026
                  Manning & Napier Pro-Blend Conservative Term Series S Class                        955,461             657,224
                  Manning & Napier Pro-Blend Extended Term Series S Class                          1,397,819             813,725
                  Manning & Napier Pro-Blend Maximum Term Series S Class                             935,970             594,193
                  Manning & Napier Pro-Blend Moderate Term Series S Class                          3,765,905           4,762,042
                  MFS Conservative Allocation Fund R3 Class                                           95,215                 546
                  MFS Emerging Markets Debt Fund R3 Class                                             71,146             952,585
                  MFS Growth Allocation Fund R3 Class                                                 95,468                 622
                  MFS International New Discovery Fund A Class                                       895,972           1,091,567
                  MFS International New Discovery Fund R2 Class                                      145,790             166,452
                  MFS International Value Fund R2 Class                                            1,323,611             499,532
                  MFS International Value Fund R3 Class                                            5,409,907           2,319,267
                  MFS Massachusetts Investors Growth Stock Fund R2 Class                           1,219,816           2,690,533
                  MFS Massachusetts Investors Growth Stock Fund R3 Class                           2,272,358           2,510,634
                  MFS Mid Cap Growth Fund A Class                                                    804,841              30,780
                  MFS Mid Cap Value Fund R2 Class                                                    321,319              84,930
                  MFS Mid Cap Value Fund R3 Class                                                     14,480                  24
                  MFS Moderate Allocation Fund R3 Class                                               66,769               5,290
                  MFS New Discovery Fund R2 Class                                                    285,989             721,589
                  MFS New Discovery Fund R3 Class                                                    101,820             919,411
                  MFS Utilities Fund R2 Class                                                        188,951             582,939
                  MFS Utilities Fund R3 Class                                                        246,904              61,741
                  MFS Value Fund A Class                                                          16,024,177           5,622,385
                  Neuberger Berman Emerging Markets Equity Fund R3 Class                              18,748                 146
                  Neuberger Berman Focus Fund Advisor Class                                           17,232              18,978
                  Neuberger Berman Large Cap Value Fund Advisor Class                                 73,474             117,139
                  Neuberger Berman Small Cap Growth Fund A Class                                      80,751                 446
                  Neuberger Berman Small Cap Growth Fund Advisor Class                               152,265             211,680
                  Neuberger Berman Small Cap Growth Fund R3 Class                                     64,076              32,779
                  Northern Small Cap Value Fund R Class                                            1,454,259              81,015

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Nuveen Mid Cap Growth Opportunities Fund A Class                         $       5,390,271   $       2,414,665
                  Nuveen Mid Cap Growth Opportunities Fund R3 Class                                2,578,949           2,794,495
                  Nuveen Mid Cap Index Fund R3 Class                                               4,184,535           3,752,715
                  Nuveen Mid Cap Value Fund A Class                                                  166,779              75,914
                  Nuveen Mid Cap Value Fund R3 Class                                                   5,206               3,744
                  Nuveen Real Estate Securities Fund A Class                                         497,139             998,548
                  Nuveen Real Estate Securities Fund R3 Class                                        729,001             970,754
                  Nuveen Small Cap Index Fund R3 Class                                             1,340,433           2,821,643
                  Nuveen Small Cap Select Fund A Class                                                53,476              17,786
                  Nuveen Small Cap Select Fund R3 Class                                                5,233             126,329
                  Nuveen Small Cap Value Fund A Class                                                 31,029               9,764
                  Nuveen Small Cap Value Fund R3 Class                                               207,975             216,991
                  Nuveen Strategy Growth Allocation A Class                                           26,207              59,235
                  Nuveen Strategy Growth Allocation R3 Class                                          34,375              19,867
                  Oak Ridge Large Cap Growth Fund A Class                                             15,633              11,918
                  Oak Ridge Small Cap Growth Fund A Class                                            193,614             102,150
                  Oak Ridge Small Cap Growth Fund Y Class                                          2,299,844           1,407,079
                  OneAmerica Asset Director Portfolio Advisor Class                                5,221,097          10,242,948
                  OneAmerica Asset Director Portfolio O Class                                      6,095,455          15,472,068
                  OneAmerica Investment Grade Bond Portfolio Advisor Class                           567,960             781,875
                  OneAmerica Investment Grade Bond Portfolio O Class                               1,928,821           4,068,944
                  OneAmerica Socially Responsive Portfolio Advisor Class                             156,593             126,717
                  OneAmerica Socially Responsive Portfolio O Class                                   105,507           1,609,053
                  OneAmerica Value Portfolio Advisor Class                                           639,513           2,794,905
                  OneAmerica Value Portfolio O Class                                               1,930,386          10,928,142
                  Oppenheimer Core Bond Fund A Class                                                 183,790               7,232
                  Oppenheimer Developing Markets Fund A Class                                      8,078,269           3,602,940
                  Oppenheimer Developing Markets Fund Y Class                                      5,018,950           4,173,494
                  Oppenheimer Global Fund A Class                                                  1,433,385           1,535,693
                  Oppenheimer Global Fund Y Class                                                    300,087             143,477
                  Oppenheimer Global Opportunities A Class                                           551,259              97,411
                  Oppenheimer Global Opportunities Y Class                                           244,484             104,005
                  Oppenheimer Global Strategic Income A Class                                      1,569,606           1,098,345
                  Oppenheimer Global Strategic Income Y Class                                        221,716              36,194
                  Oppenheimer Gold & Special Minerals Fund A Class                                   345,155             181,875
                  Oppenheimer Gold & Special Minerals Fund Y Class                                   173,722             163,533
                  Oppenheimer International Bond Fund A Class                                      2,973,890           2,636,888
                  Oppenheimer International Bond Fund Y Class                                        938,777             469,276
                  Oppenheimer International Growth Fund A Class                                    2,902,885           1,583,617
                  Oppenheimer International Growth Fund Y Class                                   13,542,860           6,000,882
                  Oppenheimer International Small Company Fund A Class                             2,147,052              23,889
                  Oppenheimer International Small Company Fund Y Class                               949,141             271,019
                  Oppenheimer Main Street Mid Cap Fund A Class                                     1,329,854             813,499
                  Oppenheimer Main Street Mid Cap Fund Y Class                                     2,512,398           1,299,996
                  Oppenheimer Main Street Select Fund A Class                                        790,179              35,619
                  Oppenheimer Main Street Select Fund Y Class                                          5,671              12,195
                  Oppenheimer Mid Cap Value Fund A Class                                           1,947,533             184,258
                  Oppenheimer Mid Cap Value Fund Y Class                                             581,948             411,834
                  Oppenheimer Senior Floating Rate Fund A Class                                        6,687                 838
                  Oppenheimer Senior Floating Rate Fund Y Class                                       31,542                  38
                  Oppenheimer Value Fund A Class                                                     217,481              74,276
                  Oppenheimer Value Fund Y Class                                                      18,675              25,256
                  Parnassus Core Equity Fund Investor Class                                        3,156,702           2,649,038
                  Parnassus Fund                                                                     274,846             177,304
                  Parnassus Mid Cap Fund                                                           3,420,605             651,735
                  Pax World Balanced Fund Individual Investor Class                                   82,920              76,699
                  Pax World Balanced Fund R Class                                                    109,792              69,221
                  Pax World Global Environmental Markets Fund Indiv. Investor Class                  166,167             133,320
                  Pax World Global Environmental Markets Fund R Class                                136,146             362,803
                  Payden Emerging Markets Bond Investor Class                                        213,635             194,250
                  Perkins Mid Cap Value A Class                                                        5,667                 947
                  Perkins Mid Cap Value R Class                                                      218,135             373,472

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Perkins Small Cap Value Service Class                                    $         146,940   $         384,564
                  Pimco All Asset Fund Admin Class                                                   129,980             104,864
                  Pimco All Asset Fund R Class                                                        42,057             184,239
                  Pimco CommoditiesPLUS Strategy Admin Class                                       1,053,597              97,963
                  Pimco Commodity Real Return Strategy Admin Class                                   710,010              81,049
                  Pimco Commodity Real Return Strategy R Class                                        16,174                 372
                  Pimco High Yield Admin Class                                                       560,359           1,803,978
                  Pimco High Yield R Class                                                           669,856           1,403,912
                  Pimco Income Fund Admin Class                                                      864,042             699,173
                  Pimco Income Fund R Class                                                          445,649             112,146
                  Pimco Real Return Fund Admin Class                                               2,906,050           2,835,193
                  Pimco Real Return Fund R Class                                                   1,036,155           1,185,909
                  Pimco Total Return Fund Admin Class                                              7,908,383          32,263,183
                  Pimco Total Return Fund R Class                                                  5,465,948          16,651,809
                  Pioneer Bond Fund A Class                                                        5,744,114           2,619,073
                  Pioneer Bond Fund Y Class                                                       21,289,099          12,659,209
                  Pioneer Emerging Markets Fund A Class                                                8,968              31,826
                  Pioneer Equity Income Fund A Class                                                 586,732              66,082
                  Pioneer Equity Income Fund Y Class                                               1,110,842              56,050
                  Pioneer Fund A Class                                                               299,836               1,285
                  Pioneer Fund VCT Portfolio I Class                                                  42,213             251,378
                  Pioneer Fundamental Growth Fund A Class                                          1,107,459             500,752
                  Pioneer Fundamental Growth Fund Y Class                                          5,027,085             498,902
                  Pioneer High Yield Fund A Class                                                    815,594             125,100
                  Pioneer High Yield Fund Y Class                                                      5,490                 452
                  Pioneer Mid Cap Value Fund A Class                                                 268,195              43,107
                  Pioneer Mid Cap Value Fund Y Class                                                  16,589                 164
                  Pioneer Select Mid Cap Growth Fund A Class                                         595,096             102,700
                  Pioneer Select Mid Cap Growth VCT Portfolio I Class                                776,100           1,941,109
                  Pioneer Strategic Income Fund A Class                                              501,137             501,162
                  Pioneer Strategic Income Fund Y Class                                              798,680              33,181
                  Prudential Financial Services Fund A Class                                          68,654             148,536
                  Prudential Financial Services Fund Z Class                                          59,663             186,881
                  Prudential Global Real Estate Fund A Class                                         353,536             709,240
                  Prudential Global Real Estate Fund Z Class                                       2,947,488           3,424,425
                  Prudential High Yield Fund A Class                                               2,567,122           2,312,301
                  Prudential High Yield Fund Z Class                                              11,412,013           6,149,338
                  Prudential Jennison 20/20 Focus A Class                                             52,656             103,814
                  Prudential Jennison 20/20 Focus Z Class                                              8,487               5,776
                  Prudential Jennison Health Sciences Fund A Class                                 3,034,169           1,569,134
                  Prudential Jennison Health Sciences Fund Z Class                                 2,257,406           1,040,820
                  Prudential Jennison Mid Cap Growth Fund A Class                                  2,007,112           2,135,830
                  Prudential Jennison Mid Cap Growth Fund Z Class                                  5,069,329           4,860,082
                  Prudential Jennison Natural Resources Fund A Class                                 426,636             462,938
                  Prudential Jennison Natural Resources Fund Z Class                                 624,006             379,463
                  Prudential Jennison Small Company A Class                                          548,499             305,586
                  Prudential Jennison Small Company Z Class                                        1,281,179             771,474
                  Prudential Mid Cap Value A Class                                                   262,695             139,562
                  Prudential Mid Cap Value Z Class                                                 3,627,259             282,795
                  Prudential Total Return Bond A Class                                             8,101,704           4,987,252
                  Prudential Total Return Bond Z Class                                            16,970,156           7,373,709
                  Putnam Fund for Growth & Income Fund A Class                                        43,014                  34
                  Ridgeworth Large Cap Value Equity Fund A Class                                   6,061,904           2,906,239
                  Ridgeworth Large Cap Value Equity Fund Institutional Class                       8,890,421           4,003,234
                  Ridgeworth Mid Cap Value Equity Fund A Class                                       502,862           1,871,624
                  Ridgeworth Mid Cap Value Equity Fund Institutional Class                         1,643,022          10,856,505
                  Ridgeworth Seix High Income Fund A Class                                         1,415,646           1,219,867
                  Ridgeworth Seix High Income Fund R Class                                            83,188             689,491
                  Ridgeworth Seix Total Return Bond Fund A Class                                       3,211               2,768
                  Ridgeworth Seix Total Return Bond Fund R Class                                     183,820             232,956
                  Ridgeworth Small Cap Value Equity Fund A Class                                     152,481             543,922
                  Ridgeworth Small Cap Value Equity Fund Institutional Class                          57,816             349,060

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Russell Commodity Strategies S Class                                     $          22,562   $         372,965
                  Russell Emerging Markets S Class                                                   373,554              68,640
                  Russell Global Equity Fund S Class                                                   2,292                  21
                  Russell Global Real Estate Securities S Class                                      222,562             211,147
                  Russell Investment Grade Bond Fund S Class                                         288,943               2,640
                  Russell LifePoints 2020 Strategy Fund R1 Class                                   1,369,502           6,213,859
                  Russell LifePoints 2020 Strategy Fund R5 Class                                     943,317           2,683,482
                  Russell LifePoints 2025 Strategy Fund R1 Class                                   1,121,542           1,639,864
                  Russell LifePoints 2025 Strategy Fund R5 Class                                     465,856           1,573,511
                  Russell LifePoints 2030 Strategy Fund R1 Class                                   2,185,361           5,243,597
                  Russell LifePoints 2030 Strategy Fund R5 Class                                     537,048           2,267,788
                  Russell LifePoints 2035 Strategy Fund R1 Class                                   1,031,799           1,577,681
                  Russell LifePoints 2035 Strategy Fund R5 Class                                     320,724           1,005,007
                  Russell LifePoints 2040 Strategy Fund R1 Class                                   3,483,053           6,368,566
                  Russell LifePoints 2040 Strategy Fund R5 Class                                     318,432           1,160,046
                  Russell LifePoints 2045 Strategy Fund R1 Class                                     343,818             813,283
                  Russell LifePoints 2045 Strategy Fund R5 Class                                     175,047             199,961
                  Russell LifePoints 2050 Strategy Fund R1 Class                                     670,700             974,855
                  Russell LifePoints 2050 Strategy Fund R5 Class                                     194,194             123,102
                  Russell LifePoints 2055 Strategy Fund R1 Class                                     526,403             526,557
                  Russell LifePoints 2055 Strategy Fund R5 Class                                     123,430             121,548
                  Russell LifePoints Balanced Strategy Fund R1 Class                               1,309,441          11,280,767
                  Russell LifePoints Balanced Strategy Fund R5 Class                               1,297,576           2,923,820
                  Russell LifePoints Conservative Strategy Fund R1 Class                             122,333             188,909
                  Russell LifePoints Conservative Strategy Fund R5 Class                             201,582             400,233
                  Russell LifePoints Equity Growth Strategy Fund R1 Class                            148,889             369,741
                  Russell LifePoints Equity Growth Strategy Fund R5 Class                            320,745             749,627
                  Russell LifePoints Growth Strategy Fund R1 Class                                   238,264             415,539
                  Russell LifePoints Growth Strategy Fund R5 Class                                   445,620           2,797,928
                  Russell LifePoints In Retirement Fund R1 Class                                   1,563,637           1,229,827
                  Russell LifePoints In Retirement Fund R5 Class                                   2,024,353           1,674,499
                  Russell LifePoints Moderate Strategy Fund R1 Class                                  91,420             137,685
                  Russell LifePoints Moderate Strategy Fund R5 Class                                 290,013             712,635
                  Russell Short Duration Bond Fund S Class                                           258,223             142,781
                  Russell U.S. Core Equity Fund S Class                                                1,214               4,174
                  Russell U.S. Defensive Equity Fund S Class                                             144                  11
                  Russell U.S. Small Cap Equity Fund S Class                                          46,563              12,559
                  State Street Equity 500 Index Admin Class                                       50,953,816          59,575,536
                  State Street Equity 500 Index R Class                                           13,137,348          16,725,609
                  Steward Large Cap Enhanced Index Fund Individual Class                              24,305                 731
                  Steward Small-Mid Cap Enhanced Index Fund Individual Class                          19,766                 215
                  T. Rowe Price Blue Chip Growth Fund R Class                                      4,224,177           2,445,671
                  T. Rowe Price Equity Income Fund R Class                                         3,952,820          12,403,553
                  T. Rowe Price Equity Income Portfolio                                           11,104,253          56,079,768
                  T. Rowe Price European Stock Fund                                                   76,818              49,555
                  T. Rowe Price Growth Stock Fund Advisor Class                                    8,864,511          14,773,785
                  T. Rowe Price Growth Stock Fund R Class                                          3,340,365           3,449,490
                  T. Rowe Price International Growth & Income Advisor Class                        1,735,439           1,713,682
                  T. Rowe Price International Growth & Income R Class                                330,078             556,558
                  T. Rowe Price International Stock Fund R Class                                     220,115             400,036
                  T. Rowe Price Mid-Cap Growth Fund R Class                                        1,973,309           2,464,688
                  T. Rowe Price Mid-Cap Value Fund Advisor Class                                     365,590             511,637
                  T. Rowe Price Mid-Cap Value Fund R Class                                           237,008           1,336,646
                  T. Rowe Price Retirement 2005 Fund Advisor Class                                   352,025             136,454
                  T. Rowe Price Retirement 2005 Fund R Class                                         983,332             442,366
                  T. Rowe Price Retirement 2010 Fund Advisor Class                                   728,248             877,494
                  T. Rowe Price Retirement 2010 Fund R Class                                       1,262,493           3,118,955
                  T. Rowe Price Retirement 2015 Fund Advisor Class                                 3,253,911           3,850,761
                  T. Rowe Price Retirement 2015 Fund R Class                                       3,603,038           3,872,478
                  T. Rowe Price Retirement 2020 Fund Advisor Class                                 9,223,404           7,880,252
                  T. Rowe Price Retirement 2020 Fund R Class                                       8,987,089           9,364,038
                  T. Rowe Price Retirement 2025 Fund Advisor Class                                 6,922,243           2,619,500

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  T. Rowe Price Retirement 2025 Fund R Class                               $       7,427,091   $       7,091,275
                  T. Rowe Price Retirement 2030 Fund Advisor Class                                 5,361,988           8,491,237
                  T. Rowe Price Retirement 2030 Fund R Class                                       7,934,644           5,072,780
                  T. Rowe Price Retirement 2035 Fund Advisor Class                                 5,280,507           2,126,343
                  T. Rowe Price Retirement 2035 Fund R Class                                       6,464,136           5,011,359
                  T. Rowe Price Retirement 2040 Fund Advisor Class                                 5,697,343           5,487,704
                  T. Rowe Price Retirement 2040 Fund R Class                                       6,981,715           4,503,378
                  T. Rowe Price Retirement 2045 Fund Advisor Class                                 4,181,860           1,778,083
                  T. Rowe Price Retirement 2045 Fund R Class                                       5,096,966           3,708,281
                  T. Rowe Price Retirement 2050 Fund Advisor Class                                 3,085,395           1,077,131
                  T. Rowe Price Retirement 2050 Fund R Class                                       3,905,772           3,174,167
                  T. Rowe Price Retirement 2055 Fund Advisor Class                                 1,512,537             550,537
                  T. Rowe Price Retirement 2055 Fund R Class                                       2,762,452           1,082,659
                  T. Rowe Price Retirement Balanced Fund Advisor Class                             1,403,070           1,615,703
                  T. Rowe Price Retirement Balanced Fund R Class                                   1,282,910             548,705
                  Templeton Foreign Fund A Class                                                     441,002             426,480
                  Templeton Foreign Fund R Class                                                     666,096             594,318
                  Templeton Global Bond Fund A Class                                               7,952,008           5,227,780
                  Templeton Global Bond Fund R Class                                                 776,402             803,648
                  Templeton Growth Fund A Class                                                      116,568             622,791
                  Templeton Growth Fund R Class                                                      108,194             461,042
                  Thornburg Core Growth Fund R3 Class                                                100,313             262,092
                  Thornburg Core Growth Fund R5 Class                                                209,447             746,372
                  Thornburg International Value Fund R3 Class                                        569,376           1,899,163
                  Thornburg International Value Fund R5 Class                                        739,586           2,244,904
                  Thornburg Investment Income Builder Fund R3 Class                                  335,144             890,341
                  Thornburg Investment Income Builder Fund R5 Class                                  388,917             271,447
                  Thornburg Limited Term Income Fund R3 Class                                     12,899,992          20,176,536
                  Thornburg Limited Term Income Fund R5 Class                                     21,124,071           7,794,065
                  Thornburg Limited Term U.S. Government Fund R3 Class                                35,522              50,630
                  Thornburg Value Fund R3 Class                                                      176,965             659,547
                  TIAA-CREF Bond Index Fund Retirement Class                                       1,948,812           1,664,396
                  TIAA-CREF Bond Plus Fund Retirement Class                                          103,651                 297
                  TIAA-CREF Emerging Markets Equity Index Fund Retirement Class                    1,331,458             608,149
                  TIAA-CREF Growth & Income Retirement Class                                         619,985             294,586
                  TIAA-CREF International Equity Index Retirement Class                            2,717,051           1,383,290
                  TIAA-CREF Large-Cap Growth Fund Retirement Class                                    94,132                 311
                  TIAA-CREF Large-Cap Growth Index Retirement Class                                4,123,946           2,007,201
                  TIAA-CREF Large-Cap Value Fund Retirement Class                                      1,953                   2
                  TIAA-CREF Large-Cap Value Index Retirement Class                                 2,510,963           1,560,341
                  TIAA-CREF Lifecycle Index 2010 Fund Retirement Class                             7,216,529           4,683,398
                  TIAA-CREF Lifecycle Index 2015 Fund Retirement Class                            11,829,590           5,585,205
                  TIAA-CREF Lifecycle Index 2020 Fund Retirement Class                            33,203,136          13,271,603
                  TIAA-CREF Lifecycle Index 2025 Fund Retirement Class                            19,184,327           3,129,035
                  TIAA-CREF Lifecycle Index 2030 Fund Retirement Class                            23,106,925           8,736,202
                  TIAA-CREF Lifecycle Index 2035 Fund Retirement Class                            14,478,044           1,577,909
                  TIAA-CREF Lifecycle Index 2040 Fund Retirement Class                            17,667,609           5,591,742
                  TIAA-CREF Lifecycle Index 2045 Fund Retirement Class                             8,285,524           1,393,703
                  TIAA-CREF Lifecycle Index 2050 Fund Retirement Class                             7,603,214           1,510,241
                  TIAA-CREF Lifecycle Index 2055 Fund Retirement Class                             2,464,876             259,387
                  TIAA-CREF Lifecycle Index Retirement Income Fund Retirement Cl.                  2,531,975             977,134
                  TIAA-CREF Mid-Cap Growth Fund Retirement Class                                      42,266                 176
                  TIAA-CREF Social Choice Equity Retirement Class                                  1,179,690             311,250
                  Timothy Plan Conservative Growth Fund A Class                                       40,683               8,046
                  Timothy Plan Strategic Growth Fund A Class                                          14,119               2,586
                  Touchstone Flexible Income Fund A Class                                             28,851              48,897
                  Touchstone Focused Fund A Class                                                    241,314             195,841
                  Touchstone Focused Fund Y Class                                                    810,664             178,371
                  Touchstone Growth Opportunities Fund A Class                                        79,188              46,796
                  Touchstone Sustainability and Impact Equity Fund A Class                            46,412              80,188
                  Touchstone Value Fund A Class                                                      279,462             395,670
                  Vanguard Short Term Federal Fund Investor Class                                    534,467             260,576

                             AUL American Unit Trust
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. INVESTMENT TRANSACTIONS (CONTINUED)

                  FUND NAME                                                                     PURCHASES            SALES
                  ----------------------------------------------------------------------   -----------------   -----------------
                  Vanguard VIF Small Company Growth Portfolio                              $      10,349,210   $      10,531,844
                  Victory Sycamore Established Value Fund A Class                                    541,436              80,345
                  Victory Sycamore Established Value Fund R Class                                    323,928             708,825
                  Victory Sycamore Small Company Opportunity Fund A Class                            787,388              48,540
                  Victory Sycamore Small Company Opportunity Fund R Class                            295,975              88,702
                  Western Asset Core Plus Bond Fund FI Class                                         739,590             142,904
                  Western Asset Core Plus Bond Fund R Class                                          219,569              61,287
                                                                                           -----------------   -----------------
                  TOTAL                                                                    $   1,470,018,076   $   1,350,773,060
                                                                                           =================   =================

5. INDEMNIFICATIONS

In the normal course of business, AUL enters into contracts with its vendors and others that provide for general indemnifications. The Variable Account's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Variable Account. However, based on experience, the Variable Account expects the likelihood of loss to be remote.

[ONEAMERICA(R) LOGO]

AMERICAN UNITED LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF ONEAMERICA FINANCIAL PARTNERS, INC.) REPORT OF INDEPENDENT AUDITORS ON
STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL SCHEDULES
DECEMBER 31, 2015 AND 2014

[PWC Logo]

                          INDEPENDENT AUDITOR'S REPORT

To the Board of Directors of American United Life Insurance Company:

We have audited the accompanying statutory financial statements of American United Life Insurance Company (the "Company"), which comprise the statutory statements of admitted assets, liabilities and surplus as of December 31, 2015 and 2014, and the related statutory statements of operations and changes in surplus, and of cash flow for the years then ended.

MANAGEMENT'S RESPONSIBILITY FOR THE FINANCIAL STATEMENTS

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

AUDITOR'S RESPONSIBILITY

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

BASIS FOR ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Indiana Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PRICEWATERHOUSECOOPERSLLP, 101 W.WASHINGTON STREET, SUITE 1300, INDIANAPOLIS, IN 46204
T:(317) 222 2202, F: (317) 940 7660, WWW.PWC.COM/US

ADVERSE OPINION ON U.S. GENERALLY ACCEPTED ACCOUNTING PRINCIPLES

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flow for the years then ended.

OPINION ON STATUTORY BASIS OF ACCOUNTING

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flow for the years then ended, in accordance with the accounting practices prescribed or permitted by the Indiana Department of Insurance described in Note 2.

OTHER MATTER

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Investment Risk Interrogatories of the Company as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America are material; they are described in Note 2. As a consequence, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the Supplemental Schedule of Assets and Liabilities, Summary Investment Schedule and Supplemental Investment Risk Interrogatories are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

[PRICEWATERHOUSECOOPERS LLP LOGO]

March 24, 2016

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
ADMITTED ASSETS
Bonds, at amortized cost (market value of $9,032,353 and $8,835,203)                         $     8,788,237   $     8,209,181
Stocks
   Preferred, at cost (market value of $9,625 and $10,660)                                             9,533            11,033
   Common, at market
     Affiliated (cost of $1,464 and $1,464)                                                            1,629             1,368
     Unaffiliated (cost of $83,863 and $67,887)                                                       85,932            71,520
Mortgage loans                                                                                     1,515,752         1,446,869
Real estate                                                                                           62,686            62,595
Other invested assets                                                                                 83,436            82,477
Contract loans                                                                                       283,709           260,212
Cash (overdraft) and cash equivalents of ($31,645) and ($45,013), and short-term
   investments of $137,003 and $127,000 at 2015 and 2014, respectively                               105,358            81,987
                                                                                             ---------------   ---------------
        Total cash and invested assets                                                            10,936,272        10,227,242
                                                                                             ---------------   ---------------
Other
   Premiums deferred and uncollected                                                                  55,354            50,375
   Reinsurance receivables                                                                            30,862            41,008
   Investment income due and accrued                                                                  95,023            92,001
   Net deferred tax asset                                                                             55,732            52,131
   Corporate owned life insurance                                                                     63,505            57,222
   Other assets                                                                                       22,386            16,652
   Separate account assets                                                                        12,312,537        12,864,885
                                                                                             ---------------   ---------------
        Total admitted assets                                                                $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS, CONTINUED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS, EXCEPT SHARE AMOUNTS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
LIABILITIES AND SURPLUS
Policy reserves
   Life reserves                                                                             $     1,616,433   $     1,508,721
   Annuity reserves                                                                                6,894,112         6,303,337
   Accident and health reserves                                                                      158,064           158,544
   Other reserves                                                                                    107,913            85,783
                                                                                             ---------------   ---------------
                                                                                                   8,776,522         8,056,385
                                                                                             ---------------   ---------------
Policy and contract liabilities
   Policy claims in process of settlement                                                             51,603            55,887
   Policy dividends payable                                                                           30,689            29,197
   Deposit-type contracts                                                                          1,197,286         1,112,753
   Other policy and contract liabilities                                                               4,548             4,589
                                                                                             ---------------   ---------------
                                                                                                   1,284,126         1,202,426
                                                                                             ---------------   ---------------
General liabilities and other reserves
   Accrued commissions and general expenses                                                           74,101            75,067
   Taxes, licenses and fees                                                                            7,894             5,665
   Federal income tax payable                                                                         15,383             3,971
   Transfers to separate accounts, due or accrued                                                    (10,064)          (12,801)
   Asset valuation reserve                                                                            76,906            71,497
   Interest maintenance reserve                                                                       15,898            23,484
   Pension liability                                                                                  10,092             9,940
   Other liabilities                                                                                  87,902            83,988
   Separate account liabilities                                                                   12,312,537        12,864,885
                                                                                             ---------------   ---------------
                                                                                                  12,590,649        13,125,696
                                                                                             ---------------   ---------------
     Total liabilities                                                                            22,651,297        22,384,507
                                                                                             ---------------   ---------------

Common capital stock, $100 par value, authorized 50,000 shares;
   issued and outstanding 50,000 shares                                                                5,000             5,000
Surplus notes                                                                                         75,000            75,000
Gross paid in and contributed surplus                                                                    550               550
Unassigned surplus (includes deferred gain on reinsurance transaction of $29,176 and
   $32,777 in 2015 and 2014, respectively)                                                           839,824           936,459
                                                                                             ---------------   ---------------
     Total surplus                                                                                   920,374         1,017,009
                                                                                             ---------------   ---------------
     Total liabilities and surplus                                                           $    23,571,671   $    23,401,516
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF OPERATIONS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
PREMIUM AND OTHER INCOME
   Life and annuities                                                                        $     3,508,156   $     3,097,152
   Accident and health                                                                                63,081            58,035
   Net investment income                                                                             502,834           490,895
   Amortization of interest maintenance reserve                                                        5,417             6,909
   Ceding commissions, expense allowances and reserve adjustments                                     73,151            77,062
   Other income                                                                                      130,065           131,433
                                                                                             ---------------   ---------------
                                                                                                   4,282,704         3,861,486
                                                                                             ---------------   ---------------

BENEFITS AND EXPENSES
   Death benefits                                                                                    120,847           108,863
   Accident and health and disability benefits                                                        47,163            43,514
   Annuity benefits                                                                                   51,123            45,664
   Surrender benefits and other fund withdrawals                                                   3,150,245         2,853,614
   Other benefits                                                                                     28,062            25,005
   Increase in policy reserves                                                                       720,137           290,677
   Separate account transfers                                                                       (343,634)          (22,651)
   General expenses                                                                                  254,830           228,069
   Commissions and service fees                                                                      166,261           171,882
   Taxes, licenses and fees                                                                           20,165            18,489
   Other                                                                                              (7,216)           (5,000)
                                                                                             ---------------   ---------------
                                                                                                   4,207,983         3,758,126
                                                                                             ---------------   ---------------
     Net gain from operations before dividends to policyholders, federal income taxes,
        and net realized capital losses                                                               74,721           103,360

Dividends to policyholders                                                                            30,135            28,222
Federal income tax expense                                                                            26,896            21,108
                                                                                             ---------------   ---------------
     Net gain from operations before net realized capital losses                                      17,690            54,030

Net realized capital losses, net of federal income (benefit) expense of ($2,400)
  and $857, and net transfers of capital gains to the interest maintenance
  reserve of ($2,169) and $3,894, in 2015 and 2014, respectively                                      (4,378)           (5,879)
                                                                                             ---------------   ---------------
     Net income                                                                              $        13,312   $        48,151
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CHANGES IN SURPLUS
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
SURPLUS, BEGINNING OF YEAR                                                                   $     1,017,009   $       980,681

Net income                                                                                            13,312            48,151
Other additions (deductions)
   Change in unrealized gain                                                                             823             4,563
   Change in net deferred income tax                                                                  25,251            13,317
   Change in asset valuation reserve                                                                  (5,409)           (1,733)
   Change in nonadmitted assets                                                                      (27,660)          (17,863)
   Change in surplus as a result of reinsurance                                                       (3,601)           (5,187)
   Change in pension liability                                                                           661            (4,964)
   Dividends                                                                                        (100,000)               --
   Other                                                                                                 (12)               44
                                                                                             ---------------   ---------------
SURPLUS, END OF YEAR                                                                         $       920,374   $     1,017,009
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.

AMERICAN UNITED LIFE INSURANCE COMPANY
STATUTORY STATEMENTS OF CASH FLOW
YEARS ENDED DECEMBER 31, 2015 AND 2014
(IN THOUSANDS)

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
CASH FROM OPERATIONS
   Premiums and other policy considerations                                                  $     3,568,803   $     3,152,354
   Investment income                                                                                 492,986           481,557
   Other income                                                                                      204,142           200,485
                                                                                             ---------------   ---------------
                                                                                                   4,265,931         3,834,396
                                                                                             ---------------   ---------------

   Benefits and Separate Account transfers                                                         3,050,226         3,051,229
   Commissions and general expenses                                                                  436,878           409,282
   Federal income taxes (including ($2,400) and $857 for 2015 and 2014 on capital
     gains/(losses))                                                                                  13,084            11,197
   Dividends to policyholders                                                                         28,643            29,034
                                                                                             ---------------   ---------------
                                                                                                   3,528,831         3,500,742
                                                                                             ---------------   ---------------
        Net cash provided from operations                                                            737,100           333,654
                                                                                             ---------------   ---------------

CASH FROM INVESTMENTS
   Proceeds from investments sold, redeemed or matured
     Bonds                                                                                         1,131,873         1,085,188
     Stocks                                                                                            4,237            12,366
     Mortgage loans                                                                                  275,584           153,608
     Other invested assets                                                                            19,090             2,061
                                                                                             ---------------   ---------------
                                                                                                   1,430,784         1,253,223
                                                                                             ---------------   ---------------
   Cost of investments acquired
     Bonds                                                                                         1,702,412         1,401,631
     Stocks                                                                                           18,589            21,738
     Mortgage loans                                                                                  344,602           212,367
     Real estate                                                                                       4,307             4,752
     Other invested assets                                                                            19,229            30,724
                                                                                             ---------------   ---------------
                                                                                                   2,089,139         1,671,212
     Increase in contract loans                                                                       23,497            25,341
                                                                                             ---------------   ---------------
        Net cash used from investments                                                              (681,852)         (443,330)
                                                                                             ---------------   ---------------
CASH FROM FINANCING AND MISCELLANEOUS SOURCES
   Net deposits on deposit-type contracts                                                             84,533            83,143
   Dividends                                                                                        (100,000)               --
   Other uses                                                                                        (16,410)          (17,351)
                                                                                             ---------------   ---------------
        Net cash provided (used) from financing and miscellaneous sources                            (31,877)           65,792
                                                                                             ---------------   ---------------
        Net change in cash and short-term investments                                                 23,371           (43,884)
Cash and short-term investments, beginning of year                                                    81,987           125,871
                                                                                             ---------------   ---------------
Cash and short-term investments, end of year                                                 $       105,358   $        81,987
                                                                                             ===============   ===============

    The accompanying notes are an integral part of these statutory financial statements.


AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

1. NATURE OF OPERATIONS

     American United Life Insurance Company ("AUL" or the "Company") is an Indiana-domiciled stock life insurance company founded in 1877 with headquarters in Indianapolis. It is currently licensed to sell life insurance in 49 states and the District of Columbia. AUL is additionally authorized as a reinsurer in all states. AUL offers individual life and annuity products, group retirement plans, tax deferred annuities and other non-medical group products marketed through a diversified distribution system including career agents, independent producers, financial institutions, broker dealers and third party administrators. Forty-seven percent of AUL's direct premiums for the year ended December 31, 2015 were generated in six states: California, Texas, Indiana, Illinois, Colorado, and Wisconsin.

     On December 17, 2000, AUL reorganized and formed a mutual insurance holding company, American United Mutual Insurance Holding Co. ("AUMIHC"), and an intermediate stock holding company, OneAmerica Financial Partners, Inc. ("OneAmerica"). As part of the reorganization, AUL converted from a mutual to a stock insurance company.

     All outstanding shares of AUL stock are held by AUMIHC through OneAmerica. AUMIHC will at all times, in accordance with the Indiana Mutual Holding Company Law, indirectly control a majority of the voting shares of the capital stock of AUL. Policyholder membership rights exist at AUMIHC while the policyholder contract rights remain with AUL.

2. SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF PRESENTATION

     The Company prepares its statutory financial statements in conformity with accounting practices prescribed or permitted by the State of Indiana. The State of Indiana requires insurance companies domiciled in the State of Indiana to prepare their statutory basis financial statements in accordance with the National Association of Insurance Commissioners' ("NAIC") ACCOUNTING PRACTICES AND PROCEDURES manual ("NAIC SAP") subject to any deviations prescribed or permitted by the State of Indiana Insurance Commissioner. The Company does not have any permitted practices.

     NAIC SAP varies in some respects from accounting principles generally accepted in the United States of America ("GAAP"). These differences are presumed to be material. The most significant of the variances are as follows:

     - Premiums from annuities with mortality benefits, universal life policies and deposit administration contracts are reflected in income for NAIC SAP rather than being treated as deposits to insurance liabilities. Acquisition costs, such as commissions and other costs in connection with successfully acquiring new and renewal business are reflected in current operations when incurred for NAIC SAP, rather than being amortized over the life of the policy.

     - Aggregate reserves for life policies and annuity contracts are based on statutory mortality, morbidity, and interest assumptions without consideration for lapses or withdrawals. Deferred premiums are carried as an asset, rather than a component of reserves.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     - An asset valuation reserve ("AVR") and an interest maintenance reserve ("IMR") are recorded in accordance with prescribed statutory accounting requirements. The AVR is a reserve designed to reduce the impact on surplus for fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The IMR, reduced by federal income taxes, defers the recognition of net gains/losses realized on the sale of fixed maturity investments resulting from changes in interest rates. Such net gains/losses will be amortized to income over the remaining lives of the assets sold. AVR and IMR are not calculated under GAAP.

     - Investments in bonds, regardless of whether they are considered available for sale, are carried at values prescribed by the NAIC and are generally at amortized cost rather than at market value.

     - Certain assets designated as "nonadmitted assets" are excluded from the statutory statement of assets, liabilities and surplus by a direct charge to unassigned surplus.

     - Derivatives are reported as an unrealized gain (loss) in surplus under NAIC SAP, but as a realized gain (loss) under GAAP.

     - The Company recognizes deferred tax assets and liabilities with certain limitations. The change in deferred taxes is reported as a change in surplus. Under GAAP, the change is recorded as a component of net income. In addition, the methodology used to determine the portion of the deferred tax asset that is to be nonadmitted under NAIC SAP differs from the determination of the valuation adjustment under GAAP.

     - Subsidiaries are accounted for using the equity method rather than being consolidated. Equity in the insurance subsidiaries' surplus is based on the subsidiaries' statutory amounts rather than GAAP amounts.

     - Surplus notes are reflected as a separate component of surplus rather than as a liability. The surplus note interest expense is recorded as a reduction of net investment income rather than operating expense and interest is not recorded until approved.

     - The deferred gain from a significant reinsurance transaction (Note 3) is included as a component of surplus rather than as a liability (deferred gain).

     - Policy reserves and policy and contract claim liabilities are reported net of reinsurance ceded amounts. For GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

     - The statutory statements of cash flow do not include a reconciliation of net income to net cash provided by operating activities.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     CORRECTION OF ERROR

     In 2015, the Company identified and corrected prior period errors totaling approximately $2,900 which increased before tax net income as presented in the 2015 Statement of Operations. Management believes these errors are not material to the statutory financial statements for the periods in which the errors originated and for the period in which the errors were corrected.

     INVESTMENTS

     Bonds are valued in accordance with rules prescribed by the NAIC SAP, whereby bonds eligible for amortization under such rules are stated at amortized cost. The Company uses the scientific method for amortization of debt securities. Preferred stocks are carried at cost, except those not in good standing, which are carried at lower of cost or market value. Unaffiliated common stocks are carried at market values. Affiliated common stocks of insurance affiliates are carried at statutory equity. Affiliated common stocks of noninsurance affiliates are carried at audited GAAP equity.

     Mortgage loans on real estate are carried at amortized cost, less an impairment allowance for estimated uncollectible amounts. The gains and losses from the sale of loans, which are recognized when the Company relinquishes control over the loans, as well as changes in the allowance for loan losses, are reported in "Net realized capital gains (losses)". The allowance for loan losses is based upon an evaluation of certain loans under review and reflects an estimate based on various methodologies, including discounted cash flows, of the amount of the loan that will not be collected according to the terms of the loan agreement.

     For loan-backed securities purchased prior to January 1, 1994, the book value as of that date is used as the cost basis for applying the retrospective adjustment method. Beginning January 1, 1994, the Company applies the retrospective adjustment method to the original cost. Prepayment assumptions for mortgage-backed securities are obtained from BlackRock prepayment models. The Company uses a third-party in determining the market value of its loan-backed securities. The Company had no negative yield situations requiring a change from the retrospective to the prospective methodology.

     Real estate occupied by the Company is carried at cost less allowances for depreciation; depreciation is provided over the estimated useful lives of the related assets using the straight-line method. Investment real estate is carried at the lower of cost or market.

     Short-term investments include investments with maturities of one year or less at the time of acquisition and are carried at amortized cost, which approximates market value. Short-term financial instruments with durations less than three months are considered to be cash equivalents.

     Contract loans are carried at the aggregate of unpaid principal balances, not to exceed the cash surrender value of the related policies.

     Other invested assets, including surplus notes and certain other holdings, are carried at amortized cost. The Company's ownership in joint ventures, partnerships and limited liability companies are carried at the underlying GAAP equity of the investee.

     The corporate owned life insurance is carried at cash surrender value.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Realized gains and losses on the sale of investments are determined on the basis of specific identification. Unrealized gains and losses on unaffiliated common stock and other invested assets are reported as a component of surplus. The Company's accounting policy requires that a decline in the value of a security below its amortized cost basis be assessed to determine if the decline is other-than-temporary. If so, the security is deemed to be impaired and a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. The fair value of the impaired investment becomes its new cost basis.

     An other-than-temporary impairment is considered to have occurred if it is probable that the Company will be unable to collect all amounts due according to the contractual terms of a debt security in effect at the date of acquisition. A decline in fair value which is other-than-temporary includes situations where the Company has made a decision to sell a security prior to its maturity at an amount below its carrying value. If it is determined that a decline in the fair value of a bond is other-than-temporary, an impairment loss shall be recognized as a realized loss equal to the entire difference between the bond's carrying value and its fair value at the balance sheet date of the reporting period for which the assessment is made. The accounting for the entire amount of realized capital loss is recorded in accordance with SSAP No. 7 - Asset Valuation Reserve and Interest Maintenance Reserve. Credit related other-than-temporary impairment losses shall be recorded through AVR; interest related other-than-temporary impairment losses are recorded through the IMR.

     Valuation adjustments for other-than-temporary impairments of loan-backed and structured securities are based on fair value only if the Company intends to sell or cannot assert the intent and ability to hold the investment until its anticipated recovery. However, if the Company can assert the intent and ability to hold the investment until its anticipated recovery, the valuation adjustment is based on the discounted expected future cash flows of the security. There were no impairments in 2015 or 2014.

     SUBPRIME RISK EXPOSURE

     Subprime mortgages are defined as any residential mortgage loan that is made to a borrower with a poor credit history, or one that has a low credit score, typically below 630. Alternative A (Alt-A) is another form of subprime that involves low or no documentation loans to non-prime borrowers. Prime loans involve borrowers with good credit histories and credit scores above 720. The Company has not engaged in direct or indirect lending to subprime or Alt-A borrowers. Additionally, the Company has no investments in securitized assets that are supported by subprime or Alt-A loans. The Company's only exposure to subprime mortgage loans is in the investment below.

     The Company has an investment in a limited partnership where the manager of this partnership invests in structured securities. Assets held in the partnership are predominately investment grade structured securities at low valuations, and these investments may include securities backed by subprime or Alt-A loans. The book value of this Schedule BA investment is $23,166 at December 31, 2015. There has been no other-than-temporary impairment loss recognized to date. The partnership is managed by a reputable outside investment manager who actively manages the portfolio on behalf of all investors in the fund. The investment has an NAIC-3 rating at December 31, 2015.

     PROPERTY AND EQUIPMENT

     Property and equipment is carried at cost, net of accumulated depreciation of $108,096 and $99,989 as of December 31, 2015 and 2014, respectively. The Company provides for depreciation of property and equipment using the straight-line method over its estimated useful life and is generally depreciated over three to ten years. Depreciation expense for 2015 and 2014 was $9,051 and $5,568, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     SEPARATE ACCOUNTS

     The assets of the separate accounts shown in the statement of admitted assets, liabilities and surplus are based on market value. These represent funds which are segregated and maintained for the benefit of separate account contract-holders primarily for variable life and annuity contracts.

     PREMIUMS DEFERRED AND UNCOLLECTED

     Premiums deferred and uncollected represent annual or fractional premiums either due and uncollected or not yet due, where policy reserves have been provided on the assumption that the full premium for the current policy year has been collected.

     POLICY RESERVES

     Reserves for life policies are computed principally by the net level and modified preliminary term methods on the basis of interest rates (2.25 percent to 6 percent) and mortality assumptions (1941, 1958, 1960, 1961, 1980, 1981 and 2001 CSO tables) prescribed by state regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5 percent to 10 percent.

     PREMIUM INCOME AND RELATED BENEFITS AND EXPENSES

     Premiums, net of reinsurance, on traditional life, interest-sensitive, and annuity policies with mortality benefits are recognized as income on the policy anniversary dates or when received. Premiums on accident and health policies are recognized as income over the terms of the policies. Costs of acquiring new and renewal business are expensed when incurred and credit is not taken, other than by statutory reserve modification methods applicable to some policies, for the expectation that such costs will be recovered from future premium income.

     The liability for policy dividends payable in the following year is estimated based on approved dividends scales and is charged to current operations. The dividend scale is approved by the Board of Directors.

     INVESTMENT INCOME

     Investment income is recognized as earned, net of related investment expenses.

     LEASING ARRANGEMENTS

     The Company leases office space and equipment under various noncancelable operating leases. Rent expense was $3,694 and $3,624 for the years ended December 31, 2015 and 2014, respectively. Future lease commitments are as follows: 2016, $1,287; 2017, $886; 2018, $580; 2019, $339; 2020, $102.

     RETIREMENT PLANS

     Effective December 1, 2014, the Company changed the sponsorship of the defined benefit pension plan to OneAmerica.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     FEDERAL INCOME TAXES

     Current income taxes incurred are charged to the statements of operations based on estimates for the current year. AUL files a federal consolidated income tax return with AUMIHC, OneAmerica, OneAmerica Securities, Inc., OneAmerica Securities Insurance Agency Inc., AUL Equity Sales Insurance Agency, Inc., OneAmerica Retirement Services, LLC, Pioneer Mutual Life Insurance Company, The State Life Insurance Company, NewOhio LLC, and McCready & Keene, Inc. Pursuant to intercompany tax-sharing agreements with AUL, as approved by the Board of Directors, the companies provide for income tax on a separate return filing basis with current credit for losses and tax credits.

     Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Gross deferred tax assets and liabilities are measured using enacted tax rates and are considered for admitted asset status according to the admissibility tests as set forth by the NAIC. Changes in deferred tax assets and deferred tax liabilities, including changes attributable to changes in tax rates, are recognized as a component of surplus.

     Tax loss contingencies are recognized, measured, presented and disclosed in the financial statements in accordance with Statement of Statutory Accounting Principle No. 5R, LIABILITIES, CONTINGENCIES AND IMPAIRMENTS OF ASSETS. Interest and penalties, if any, related to tax contingencies are recognized as a component of the income tax expense. The liability resulting from tax contingencies was $5,097 and $4,014 as of December 31, 2015 and 2014, respectively.

     Refer to Note 10 - FEDERAL INCOME TAXES for additional detail.

     REINSURANCE RECEIVABLES

     Insurance liabilities are reported after the effects of ceded reinsurance. Reinsurance receivables represent amounts due from reinsurers for paid benefits and expense reimbursements.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rate and changes in the estimated fair values of the Company's liabilities driven by the equity market. Management did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against changes in equity markets and a significant interest rate increase.

     Authoritative guidance for derivative instruments and hedging activities requires all asset or liability derivatives to be carried at fair value. Changes within fair value are included in the statements of changes in surplus. At the time the contracts expire or are terminated, any difference between the cash received and the cost is recognized as a realized capital gain or loss. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities. Refer to Note 4 - INVESTMENTS for additional information.

     ESTIMATES

     The preparation of the statutory financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of Indiana (IDOI) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

3. AFFILIATIONS, ACQUISITIONS, DISPOSITIONS AND OTHER SIGNIFICANT TRANSACTIONS

     The State Life Insurance Company (State Life) became a subsidiary of AUMIHC in December 2004, as a wholly owned subsidiary of OneAmerica. AUL and State Life had an affiliation agreement from 1994 until the date of the reorganization. The policyholders of State Life became members of AUMIHC upon completion of State Life's reorganization from a mutual enterprise into a stock insurance company in 2004; however, their contractual rights continue to be with State Life.

     In January 2002, Pioneer Mutual Life Insurance Company (PML) joined AUMIHC as a wholly-owned stock insurance company subsidiary of OneAmerica. The policyholders of PML became members of AUMIHC upon completion of PML's reorganization from a mutual enterprise into a stock insurance company in 2002; however, their contractual rights continue to be with PML.

     The Company guarantees the insurance liabilities of State Life and PML in the event either company becomes unable to honor such insurance liabilities. As of December 31, 2015, AUL has not recorded any liabilities relating to this guarantee. At December 31, 2015, statutory surplus was $426,867 and $47,452 for State Life and PML, respectively.

     AUL provides administrative and management services to State Life and PML under administrative agreements. Fees earned during 2015 and 2014 for such services were $30,980 and $22,702, respectively.

     On July 1, 2002, Employers Reassurance Corporation (ERAC) began reinsuring the majority of the Company's reinsurance operations including its life, long term care and international reinsurance business. The transaction structure involved two indemnity reinsurance agreements and the sale of certain assets. The liabilities and obligations associated with the reinsured contracts remain on the balance sheet of the Company with corresponding reinsurance ceded amounts to ERAC, and under terms of the agreement, assets are being held in a trust to support liabilities. As a result of this transaction, a deferred gain of approximately $95 million ($125 million before tax) was generated and the gain was recorded in surplus. The net deferred gain balance at December 31, 2015 and 2014 was $29,176 and $32,777, respectively. The deferred gain will be amortized into earnings at the rate that earnings on the reinsured business are expected to emerge. The Company recognized $3,601 and $5,187 of deferred gain amortization in 2015 and 2014, respectively.

     The Company has two subsidiaries, OneAmerica Securities, Inc. (OAS) and AUL Reinsurance Management Services, LLC (RMS) which it provides administrative and management services.

     The Company earned fees of $1,087 and $1,785 in 2015 and 2014, respectively from OAS. OAS provided certain administrative services to AUL for fees of $1,179 and $929 in 2015 and 2014, respectively. The Company made no capital contributions to OAS in 2015 and $500 in 2014.

     The Company earned fees of $433 in 2015 and 2014 from RMS. The Company made noncash capital contributions to RMS of $4,000 and $2,500 in 2015 and 2014, respectively. During 2015 and 2014, the Company recognized a realized impairment loss of $3,334 and $3,616, respectively on its investment in RMS.

     AUL is the sole beneficiary in Lake County Trust (LCT), an Indiana land trust. In 2015, LCT provided a $5,800 return of capital to the Company. There was no return of capital in 2014.

     The Company began providing administrative and management services to an affiliate, OneAmerica Retirement Services (OARS) in 2015 for $1,264.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     OneAmerica Asset Management (OAM), LLC, is the registered investment advisor for the Company. The Company provides administrative and management services to OAM and the fees earned for these services were $9,015 and $9,212 in 2015 and 2014, respectively. OAM also provides investment management services to AUL and fees for this service were $8,791 and $9,456 in 2015 and 2014, respectively.

     In 2015, the Company formed MRO-A, LLC in order to facilitate the transfer of management of the mineral rights portfolios.

     Intercompany services are settled monthly.

4. INVESTMENTS

     The admitted values and estimated fair values of investments in bonds at December 31 are as follows:

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2015                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     917,961   $      46,937   $      4,608   $    960,290
      All other government bonds                                         26,448           2,774            328         28,894
      Special revenue and special assessment                            678,016          46,379          3,761        720,634
      Hybrid bonds                                                       37,579           1,395          3,258         35,716
      Industrial and miscellaneous                                    7,128,233         319,303        160,717      7,286,819
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,788,237   $     416,788   $    172,672   $  9,032,353
                                                                  =============   =============   ============   ============

                                                                                           UNREALIZED             ESTIMATED
                                                                    ADMITTED      ----------------------------       FAIR
      2014                                                            VALUE           GAINS          LOSSES         VALUE
      ---------------------------------------------------------   -------------   -------------   ------------   ------------
      U.S. government bonds                                       $     805,838   $      53,522   $      5,122   $    854,238
      All other government bonds                                          8,380           1,861             --         10,241
      Special revenue and special assessment                            698,927          58,839          1,566        756,200
      Hybrid bonds                                                       33,844           6,300             48         40,096
      Industrial and miscellaneous                                    6,662,192         542,431         30,195      7,174,428
                                                                  -------------   -------------   ------------   ------------
                                                                  $   8,209,181   $     662,953   $     36,931   $  8,835,203
                                                                  =============   =============   ============   ============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company's investment in bonds' gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31 are as follows:

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2015                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $     204,789   $       3,070   $      50,295   $       1,538   $     255,084   $       4,608
      All other government bonds              8,357             328              --              --           8,357             328
      Special revenue and assessment        132,272           3,761              --              --         132,272           3,761
      Hybrid bonds                           26,574           2,978           2,135             280          28,709           3,258
      Industrial and miscellaneous        2,393,476         114,698         236,190          46,019       2,629,666         160,717
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $   2,765,468   $     124,835   $     288,620   $      47,837   $   3,054,088   $     172,672
                                      =============   =============   =============   =============   =============   =============

                                                LESS THAN                       12 MONTHS
                                                12 MONTHS                        OR MORE                          TOTAL
                                      -----------------------------   -----------------------------   -----------------------------
      2014                                FAIR         UNREALIZED         FAIR         UNREALIZED         FAIR         UNREALIZED
      DESCRIPTION OF SECURITIES           VALUE          LOSSES           VALUE          LOSSES           VALUE          LOSSES
      ------------------------------  -------------   -------------   -------------   -------------   -------------   -------------
      U.S. government bonds           $       8,944   $          65   $     152,375   $       5,057   $     161,319   $       5,122
      Special revenue and assessment         42,711             790          50,376             776          93,087           1,566
      Hybrid bonds                            2,367              48              --              --           2,367              48
      Industrial and miscellaneous          321,634           7,184         637,142          23,011         958,776          30,195
                                      -------------   -------------   -------------   -------------   -------------   -------------
                                      $     375,656   $       8,087   $     839,893   $      28,844   $   1,215,549   $      36,931
                                      =============   =============   =============   =============   =============   =============

     At December 31, 2015, the Company owned $765,411 of energy sector securities out of a total bond portfolio of $8,788,237. These energy sector securities had accumulated net unrealized losses of $55,036.

     In evaluating whether a decline in value is other-than-temporary, management considers several factors including, but not limited to; 1) the Company's ability and intent to retain the security for a sufficient amount of time to recover, 2) the extent and duration of the decline in value, 3) the probability of collecting all cash flows according to contractual terms in effect at acquisition or restructuring, 4) relevant industry conditions and trends, and 5) the financial condition and current and future business prospects of the issuer. There were no bond impairments related to other-than-temporary declines in fair value in 2015 or 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted value and estimated fair value of bonds at December 31, 2015, by stated contractual maturity, are shown below. Because most mortgage-backed securities provide for periodic payments throughout their lives, they are listed below in a separate category.

                                                                                                                  ESTIMATED
                                                                                                ADMITTED            FAIR
                                                                                                  VALUE             VALUE
                                                                                             ---------------   ---------------
      Due in one year or less                                                                $       278,411   $       283,168
      Due after one year through five years                                                        1,781,257         1,883,002
      Due after five years through ten years                                                       2,854,285         2,853,221
      Due after ten years                                                                          2,045,525         2,110,234
                                                                                             ---------------   ---------------
                                                                                                   6,959,478         7,129,625
      Mortgage-backed securities                                                                   1,828,759         1,902,728
                                                                                             ---------------   ---------------
                                                                                             $     8,788,237   $     9,032,353
                                                                                             ===============   ===============

     Proceeds from sales of investments in bonds during 2015 were $453,808. Gross gains of $4,014 and gross losses of $7,153 were realized on those disposals. Proceeds from sales of investments in bonds during 2014 were $439,010. Gross gains of $10,614 and gross losses of $3,980 were realized on those disposals.

     Loan-backed securities owned at December 31, 2015 with a fair value lower than amortized cost for which an other-than-temporary impairment has not been recognized in earnings as a realized loss are summarized below by length of time the securities have been in a continuous unrealized loss position.

          The aggregate amount of unrealized losses:
                                                                                 Less than 12 Months           $        10,811
                                                                                 12 Months or Longer           $         1,860

          The aggregate related fair value of securities with unrealized losses:
                                                                                 Less than 12 Months           $       445,964
                                                                                 12 Months or Longer           $        70,080

     Total capital gains(losses) of ($3,249) and $6,337 before tax were transferred to IMR in 2015 and 2014, respectively.

     At December 31, 2015 and 2014, the common stock unrealized appreciation of $2,234 and $3,537, respectively, is comprised of $3,702 and $4,222 of unrealized gains and $1,468 and $685 of unrealized losses and has been reflected directly in surplus. There was a change in the unrealized appreciation of common stocks of ($1,303) and $354 in 2015 and 2014, respectively. In 2015 the Company reported stock impairments related to other-than-temporary declines in market values of $264. The amount was reported as a realized loss. The book value of the impaired stock was $455 at the time of write-down. There were no impaired unaffiliated stocks in 2014.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Net investment income consists of the following:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Interest                                                                                $       513,713   $       502,497
     Dividends                                                                                         3,787             3,253
     Rents                                                                                            16,425            15,487
     Other                                                                                             3,785             4,337
                                                                                             ---------------   ---------------
        Gross investment income                                                                      537,710           525,574

     Less investment expenses                                                                         34,876            34,679
                                                                                             ---------------   ---------------
        Net investment income                                                                $       502,834   $       490,895
                                                                                             ===============   ===============

     There was no nonadmitted accrued investment income at December 31, 2015 or 2014.

     At December 31, 2015 and 2014, investments in bonds with an admitted asset value of $5,924 and $5,926, respectively, were on deposit with state insurance departments to satisfy regulatory requirements.

     AUL had outstanding private placement commitments of approximately $29,204 and $32,391 at December 31, 2015 and 2014, respectively. AUL had outstanding commitments on its Other invested assets portfolio of $55,000 and $0 at December 31, 2015 and 2014, respectively.

     AUL held one structured note at December 31, 2015 and 2014 with the following values. This is not a mortgage-referenced security.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
       Actual cost                                                                           $         6,962   $         6,962
       Fair value                                                                                      6,970             6,736
       Book/adjusted carrying value                                                                    6,967             6,966

     Reported values for subsidiary controlled and affiliated investments:

                                                                                                                      NAIC
                                                                                                                   DISALLOWED
                                                                                                                    ENTITY'S
                                                                                                                   VALUATION
                                                                                          NAIC                      METHOD,
                                                                 DATE OF                RESPONSE        NAIC      RESUBMISSION
                          GROSS      NONADMITTED    ADMITTED    FILING TO    TYPE OF    RECEIVED     VALUATION      REQUIRED
     DESCRIPTION          ASSET        AMOUNT        ASSET        NAIC       FILING       (Y/N)        AMOUNT        (Y/N)
     -----------------  ----------  -------------  ----------  -----------  ---------  -----------  ------------  ------------
     RMS                $       --  $          --  $       --   5/29/2015     Sub-2         Y       $         --       N
     OAS                     1,629             --       1,629   5/29/2015     Sub-2         Y              1,309       N
     LCT                    16,927             --      16,927      N/A         N/A         N/A               N/A      N/A
     MRO-A                      69             69          --      N/A         N/A         N/A               N/A      N/A
                        ----------  -------------  ----------
                 Total  $   18,624  $          69  $   18,556
                        ==========  =============  ==========

     No filing with the NAIC is required as LCT and MRO-A are not stock investments.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     MORTGAGE LOANS

     AUL maintains a diversified mortgage loan portfolio and exercises internal limits on concentrations of loans by geographic area, industry, use and individual mortgagor. At December 31, 2015, the largest geographic concentration of commercial mortgage loans was in the Midwest, where approximately 27 percent of the portfolio was invested.

     The Company's mortgage loan portfolio is comprised of the following property types at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824              16.1%   $       159,848              11.0%
     Industrial/warehouse                                       345,189              22.8%           356,282              24.6%
     Medical office                                              47,072               3.1%            57,635               4.0%
     Office                                                     188,549              12.4%           217,767              15.0%
     Retail                                                     625,948              41.2%           583,180              40.3%
     Other                                                       66,180               4.4%            73,007               5.0%
                                                        ---------------   ---------------    ---------------   ---------------
        Subtotal gross mortgage loans                         1,516,762             100.0%         1,447,719             100.0%
     Valuation allowance                                         (1,010)                                (850)
                                                        ---------------                      ---------------
     Balance, end of year                               $     1,515,752                      $     1,446,869
                                                        ===============                      ===============

     During 2015, the minimum and maximum lending rates for mortgage loans were
     2.9 percent and 5.7 percent, respectively. All new loans were on commercial properties. The Company did not reduce interest rates for any outstanding mortgage loans. The maximum percentage of any one loan to the value of security at the time of the loan was 70.5 percent. At December 31, 2015 and 2014, the Company held one mortgage with overdue interest. Interest due between 90 and 179 days was $7 and $17 at December 31, 2015 and 2014, respectively. The Company has no taxes, assessments, or any amounts advanced not included in the mortgage loan total.

     Impaired loans include those loans for which it is probable that amounts due according to the contractual terms of the loan agreement will not all be collected. The portfolio's valuation allowance is routinely evaluated for adequacy based on known and inherent risks, adverse situations that may affect a borrower's ability to repay, the estimated value of the underlying collateral, portfolio delinquency information, current economic conditions, and other relevant factors. The activity in the allowance for losses of all mortgage loans for the years ended December 31, is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Allowance for losses, beginning of year                                                 $           850   $           893
     Addition to the allowance for losses                                                                160                99
     Reductions                                                                                           --              (142)
     Charge-offs, net of recoveries                                                                       --                --
                                                                                             ---------------   ---------------
     Allowance for losses, end of year                                                       $         1,010   $           850
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Impaired mortgage loans identified in management's specific review of probable loan losses and the related allowances for losses at December 31, are as follows:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            UNPAID                               UNPAID
                                                           PRINCIPAL          RELATED           PRINCIPAL          RELATED
                                                            BALANCE          ALLOWANCE           BALANCE          ALLOWANCE
                                                        ---------------   ---------------    ---------------   ---------------
     Apartments                                         $       243,824   $            --    $       159,848   $            --
     Industrial/warehouse                                       345,189              (265)           356,282              (105)
     Medical office                                              47,072                --             57,635                --
     Office                                                     188,549                --            217,767                --
     Retail                                                     625,948              (745)           583,180              (745)
     Other                                                       66,180                --             73,007                --
                                                        ---------------   ---------------    ---------------   ---------------
     Balance, end of year                               $     1,516,762   $        (1,010)   $     1,447,719   $          (850)
                                                        ===============   ===============    ===============   ===============

     The Company's commercial mortgage loan portfolio is evaluated and rated annually. The evaluation includes an analysis of various metrics including, but not limited to, payment history, loan to value, debt service coverage, vacancy, and location related to each loan to arrive at a rating based on an internally developed rating system. This proactive management system provides a consistent method for measuring and detecting a variety of adverse circumstances including borrower financial distress, leasing difficulties, and depressed market conditions. This system helps identify potential risks and provides management information to take the appropriate course of action.

     The Company utilizes the NAIC Risk Based Capital commercial mortgage loan rating process. Individual loans are grouped into risk cohorts based on credit quality indicators, with capital requirements assigned to each cohort. Readily available industry standard measures for commercial mortgages have been shown to be good indicators of default probability. The process focuses on the metrics of debt service coverage and loan-to-value for loans in good standing. The risk cohorts are CM1 through CM5, with CM1 having the lowest indicated risk.

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     CM1 - highest quality                                                                   $     1,420,513   $     1,302,675
     CM2 - high quality                                                                               78,257           123,694
     CM3 - medium quality                                                                             16,029            19,297
     CM4 - low medium quality                                                                          1,844             1,908
     CM5 - low quality                                                                                    --                --
                                                                                             ---------------   ---------------
        Subtotal - CM category                                                                     1,516,643         1,447,574
     Residential - not categorized                                                                       119               145
     Valuation adjustment                                                                             (1,010)             (850)
                                                                                             ---------------   ---------------
        Total                                                                                $     1,515,752   $     1,446,869
                                                                                             ===============   ===============

     Mortgage loans are placed on non-accrued status if there is concern regarding the collectability of future payments. Factors considered may include, but are not limited to, conversations with the borrower,

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     loss of a major tenant or bankruptcy of borrower or major tenant. The Company did not have any loans on non-accrued status as of December 31, 2015 or 2014.

     The Company did not restructure any mortgage loans in 2015 or 2014.

     AUL had outstanding mortgage loan commitments of approximately $118,025 and $116,915 at December 31, 2015 and 2014, respectively.

     DERIVATIVES

     The Company uses derivatives, including swaptions and option contracts, to manage risks associated with interest rates and changes in the estimated fair values of the Company's liabilities driven by the equity market. The value of these derivatives are derived from interest rates or financial indices and are contracted in the over-the-counter (OTC) market. The Company did not elect to use hedge accounting, but the derivatives do provide an assumed economic hedge against certain anticipated transactions. Derivatives are carried on the Company's Statutory Statements of Admitted Assets, Liabilities and Surplus as assets within 'Other invested assets' or liabilities within 'Other liabilities'. The Company does not offset the fair value amounts recognized for derivatives executed with the same counterparty under the same master netting agreement.

     The Company credits interest on policyholder account liabilities based on S&P 500 index performance at participation rates and with certain caps on returns. These participation rates and caps are set each policy year. The Company economically hedges this annual exposure at the time the participation rates and caps are set by purchasing at-the-money call options and selling out-of-the-money call options based on the S&P 500 index in an amount that approximates the obligation of the Company to credit interest at the end of the policy year with adjustments for lapse assumptions. Since the options are based on the same indexes that the crediting rates are based upon, they substantially offset the equity market risk associated with the crediting rate in the policy year being hedged.

     The Company uses swaptions as an economic hedge to protect against a significant interest rate increase which could result in realized capital losses. In 2014, the Company entered into an OTC put option transaction as a hedge against the risk associated with changes in the estimated fair values of the Company's liabilities, which expired in 2015.

     As of December 31, 2015, the fair value of derivative assets and liabilities were $5,563 and $2,724, respectively. As of December 31, 2014, the fair value of derivative assets and liabilities were $10,969 and $4,340, respectively. The change in fair value resulted in an unrealized loss of $2,825 and $1,555 as of December 31, 2015 and 2014, respectively.

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The current credit exposure of the Company's derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company manages its credit risk related to OTC derivatives by entering into transactions with highly rated counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. The Company's collateral arrangements for its OTC derivatives generally require the counterparty in a net liability position, after considering the effect of netting arrangements, to pledge collateral when the fair value of the counterparty's derivatives reaches a pre-determined threshold.

     The Company has collateral arrangements that include credit-contingent provisions that provide for a reduction of collateral thresholds in the event of downgrades in the credit ratings of the Company and/or the counterparty. There are no derivative instruments with credit risk related contingent features that are in a net liability position on December 31, 2015.

     The Company received collateral from OTC counterparties in the amount of $2,950 and $6,200 at December 31, 2015 and 2014, respectively, and the Company delivered no collateral at December 31, 2015 or 2014. The Company maintained ownership of any collateral delivered. The cash collateral is included in cash and cash equivalents, and short-term investments and the obligation to return it is included in other liabilities.

     The notional amounts and the fair market value of swaptions and option contracts at December 31 were as follows:

                                                                       2015                                2014
                                                        ----------------------------------   ---------------------------------
                                                           NOTIONAL         FAIR MARKET         NOTIONAL         FAIR MARKET
                                                        ---------------   ----------------   ---------------   ---------------
         Purchased S&P 500 Call Options                 $       167,400   $          5,563   $       106,000   $         8,033
         Written S&P 500 Call Options                           142,500             (2,724)           89,700            (4,340)
         Purchased S&P 500 Put Options                               --                 --           100,000             2,903
         Swaptions                                              650,000                 --           900,000                33
                                                                          ----------------                     ---------------
         Net Fair Market Value                                            $          2,839                     $         6,629
                                                                          ================                     ===============

     Notional amount represents a standard of measurement of the volume of derivatives. Notional amount is not a quantification of market or credit risk and is not recorded in the statutory statements of operations. Notional amounts generally represent those amounts used to calculate contractual cash flows to be exchanged and are not paid or received.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Assets pledged to others as collateral or otherwise restricted as of December 31, are as follows:

                                                                                                                  ADMITTED
                                                                                                                RESTRICTED TO
                                                              TOTAL GENERAL ACCOUNT                                 TOTAL
                                                        ---------------------------------        CHANGE           ADMITTED
     RESTRICTED ASSET CATEGORY                               2015              2014           BETWEEN YEARS        ASSETS
     -------------------------------------------------  ---------------   ---------------    ---------------   ---------------
     Letter stock or securities restricted as to sale   $        47,385   $        45,383    $         2,002                 0%
     On deposit with states                                       5,924             5,926                 (2)                0%
     Bonds held for the Federal Home Loan Bank of
        Indianapolis collateral                                 480,277           474,721              5,556                 2%
     Bonds held for assumed reinsurance                         208,752           229,216            (20,464)                1%
     Mortgage loans held for the Federal Home Loan
        Bank of Indianapolis collateral                       1,106,655         1,010,100             96,555                 5%
                                                        ---------------   ---------------    ---------------   ---------------
     Total Restricted Assets                            $     1,848,993   $     1,765,346    $        83,647                 8%
                                                        ===============   ===============    ===============   ===============

5. REAL ESTATE

     AUL owns its home office and occupies the majority of the space with a portion leased to third parties. Real estate is recorded net of accumulated depreciation of $1,230 and $1,230 for investment properties and $110,520 and $106,304 for the home office at December 31, 2015 and 2014, respectively. Depreciation expense on real estate amounted to $4,208 and $4,497 in 2015 and 2014, respectively.

     Income from real estate for 2015 and 2014 includes $4,735 and $4,665, respectively, for AUL's occupancy of its own building.

     The Company reported no real estate acquired in satisfaction of debt in either 2015 or 2014.

6. RESERVE FOR POLICY BENEFITS

     Policy reserves are based on mortality, morbidity and interest assumptions prescribed by regulatory authorities. Claim liabilities include provisions for reported claims and estimates for claims incurred but not reported based on historical experience.

     In computing reserves, it is assumed that deduction of fractional premiums due upon death is waived, and that premiums paid for the period beyond the date of death will be refunded. In certain situations, the surrender value promised is in excess of the reserve.

     Reserves on older substandard traditional policies are the standard reserve plus one half of the annual substandard extra premium for each mortality and interest basis. Reserves on substandard universal life policies, substandard last-to-die policies, and substandard traditional policies (issued beginning 1994) are calculated using the same method as for standard policies of that type, but using substandard mortality rates in place of standard rates.

     The amount of insurance for which gross premiums are less than the net premiums according to the valuation standard required by this state was $817,965 and $815,200 as of December 31, 2015 and 2014, respectively. The amount of the related reserve was $5,576 and $4,845 as of December 31, 2015 and 2014, respectively.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Tabular interest, tabular cost, and tabular less actual reserves released have been determined by formula for all insurance and annuities, respectively. Tabular interest on funds not involving life contingencies has been determined by formula or from actual interest credited.

     These reserves consisted of the following at December 31:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Life and accident and health reserves
        Individual, group and credit life policies                                           $     2,634,497   $     2,519,776
        Annuities and deposit administration funds                                                 6,894,112         6,303,337
        Accident and health and other reserves                                                     1,365,770         1,285,348
     Less reinsurance ceded                                                                       (2,117,857)       (2,052,076)
                                                                                             ---------------   ---------------
                                                                                             $     8,776,522   $     8,056,385
                                                                                             ===============   ===============

     The withdrawal characteristics of the Company's annuity reserves, certain separate accounts and deposit liabilities were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                            AMOUNT          % OF TOTAL           AMOUNT          % OF TOTAL
                                                        ---------------   ---------------    ---------------   ---------------
     Subject to discretionary withdrawal
        With market value adjustment                    $     2,343,170              11.6%   $     2,372,597              11.8%
        At book value less surrender charges                    405,126               2.0%           424,745               2.1%
        At market value                                      12,175,136              60.1%        12,707,897              62.7%
                                                        ---------------   ---------------    ---------------   ---------------
                                                             14,923,432              73.7%        15,505,239              77.8%
     Subject to discretionary withdrawal without
        adjustment
        At book value without adjustment                      3,331,929              16.4%         3,187,967              15.8%
     Not subject to discretionary withdrawal                  2,013,126               9.9%         1,432,730               7.1%
                                                        ---------------   ---------------    ---------------   ---------------

                                                        $    20,268,487             100.0%   $    20,125,936             100.0%
     Less reinsurance ceded                                          --                                   --
                                                        ---------------                      ---------------

                                                        $    20,268,487                      $    20,125,936
                                                        ===============                      ===============

7. PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

     Gross deferred and uncollected life insurance premiums and annuity considerations represent amounts due to be received from policyowners through the next policy anniversary date. Net deferred and uncollected premiums represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected life premiums and annuity considerations were as follows at December 31:

                                                                      2015                                 2014
                                                        ---------------------------------    ---------------------------------
                                                             GROSS        NET OF LOADING          GROSS        NET OF LOADING
                                                        ---------------   ---------------    ---------------   ---------------
     TYPE OF BUSINESS
        Ordinary new business                           $         5,947   $         3,025    $         5,755   $         2,509
        Ordinary renewal                                         43,940            49,189             40,185            44,982
        Group life                                                  238               238               (148)             (148)
                                                        ---------------   ---------------    ---------------   ---------------
                                                        $        50,125   $        52,452    $        45,792   $        47,343
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices. The amount of net premiums written by the Company that are subject to retrospective rating features was $10,116 and $8,771 at December 31, 2015, and 2014, respectively. This represented 6.5 percent and 6.0 percent of the total net premiums written for group life and health in 2015 and 2014, respectively.

8. SEPARATE ACCOUNTS

     Separate Account assets held by the Company are carried at market value and consist primarily of variable life and annuity contracts.

     The Company's Separate Account assets are all non-guaranteed according to the SSAP 56 definition and are all legally insulated from the General Account. As of December 31, the Company reported Separate Account assets and liabilities from the following product lines:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     PRODUCT
        Life insurance                                                                       $       128,108   $       146,026
        Individual annuities                                                                         636,415           746,291
        Group annuities                                                                           11,548,014        11,972,568
                                                                                             ---------------   ---------------
          Total                                                                              $    12,312,537   $    12,864,885
                                                                                             ===============   ===============

     A reconciliation of transfers to the Company from the separate accounts is as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
   Transfers as reported in the statements of operations of the separate accounts:
      Transfers to separate accounts                                                         $     2,169,558   $     2,191,549
      Transfers from separate accounts                                                             2,513,192         2,214,200
                                                                                             ---------------   ---------------
          Net separate account transfers as reported in the statements of operations         $      (343,634)  $       (22,651)
                                                                                             ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Information regarding the Separate Accounts at and for the years ended December 31 are as follows:

                                                                                                  2015              2014
                                                                                             ---------------   ---------------
     Premiums, considerations or deposits                                                    $     2,169,558   $     2,191,549
                                                                                             ---------------   ---------------
     Reserves at December 31
        For accounts with assets at
          Market value                                                                       $    12,302,474   $    12,852,077
          Amortized cost                                                                                  --                --
                                                                                             ---------------   ---------------
             Total reserves                                                                  $    12,302,474   $    12,852,077
                                                                                             ---------------   ---------------
     By withdrawal characteristics
        Subject to discretionary withdrawal                                                  $            --   $            --
          With market value adjustment                                                                    --                --
          At book value without market value adjustment and with current surrender
            charge of 5% or more                                                                          --                --
          At market value                                                                         12,302,457        12,852,058
          At book value without market value adjustment and with current surrender
            charge of less than 5%                                                                        --                --
                                                                                             ---------------   ---------------
                                                                                                  12,302,457        12,852,058
        Not subject to discretionary withdrawal                                                           17                19
                                                                                             ---------------   ---------------
             Total                                                                           $    12,302,474   $    12,852,077
                                                                                             ===============   ===============

9. EMPLOYEES' AND AGENTS' BENEFIT PLANS

     December 1, 2014, the sponsorship of the employee defined pension benefit plan was transferred from the Company to OneAmerica.

     The Company has multiple non-pension postretirement health care benefit plans. The medical plans are contributory, with participants' contributions adjusted annually. The Company contribution for pre-65 retirees was frozen at the 2005 contribution level. For post-65 retirees the Company's contribution is capped at the 2000 amount. The dental and life insurance plans are noncontributory. Employees hired on or after October 1, 2004 are no longer eligible for retiree health benefits.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     A summary of assets and obligations of the Pension and Other Postretirement Benefit Plans, including an unfunded supplemental excess benefit plan for certain executives, is as follows at December 31:

                                                                   OVERFUNDED                           UNDERFUNDED
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN BENEFIT OBLIGATION
        Pension benefits
          Benefit obligation at beginning of year       $            --   $       228,512    $            --   $            --
          Service cost                                               --             7,363                 --                --
          Interest cost                                              --            10,694                 --                --
          Contribution by plan participants                          --                --                 --                --
          Actuarial (gain) loss                                      --                --                 --                --
          Benefits paid                                              --            (5,783)                --                --
          Plan amendments                                            --                --                 --                --
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
          Transfer to parent                                         --          (240,786)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============
        Postretirement benefits
          Benefit obligation at beginning of year       $            --   $            --    $        57,373   $        47,479
          Service cost                                               --                --              1,118               825
          Interest cost                                              --                --              2,461             2,439
          Contribution by plan participants                          --                --              1,367             1,315
          Actuarial loss                                             --                --              1,575             9,845
          Benefits paid                                              --                --             (4,490)           (4,282)
          Plan amendments                                            --                --                 --              (248)
          Business combinations, divestitures,
             curtailments, settlements and special
             termination benefits                                    --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
               Benefit obligation at end of year        $            --   $            --    $        59,404   $        57,373
                                                        ===============   ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

                                                                PENSION BENEFITS                  POSTRETIREMENT BENEFITS
                                                        ---------------------------------    ---------------------------------
                                                             2015              2014               2015              2014
                                                        ---------------   ---------------    ---------------   ---------------
     CHANGE IN PLAN ASSETS
        Fair value of plan assets at beginning of
          year                                          $            --   $       229,466    $            --   $            --
        Actual return on plan assets                                 --            16,401                 --                --
        Employer contribution                                        --                --              3,123             2,967
        Plan participants' contributions                             --                --              1,367             1,315
        Benefits paid                                                --            (5,783)            (4,490)           (4,282)
        Transfer to parent                                           --          (240,084)                --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Fair value of plan assets at end of year   $            --   $            --    $            --   $            --
                                                        ===============   ===============    ===============   ===============

     FUNDED STATUS
        Overfunded
          Asset (nonadmitted)
             Prepaid benefit costs                      $            --   $            --    $            --   $            --
             Overfunded plan assets                                  --                --                 --                --
             Total assets (nonadmitted)                 $            --   $            --    $            --   $            --
        Underfunded
          Liabilities recognized
             Accrued benefit costs                      $            --   $            --    $        49,312   $        47,433
             Liability for pension benefits                          --                --             10,092             9,940
             Total liabilities recognized               $            --   $            --    $        59,404   $        57,373
          Unrecognized liabilities                      $            --   $            --    $            --   $            --

     COMPONENTS OF NET PERIODIC BENEFIT COST
        Service cost                                    $            --   $         7,363    $         1,118   $           825
        Interest cost                                                --            10,694              2,461             2,439
        Expected return on plan assets                               --           (16,583)                --                --
        Transition asset or obligation                               --                --                 --                --
        (Gains) and losses                                           --             1,296                844              (184)
        Prior service cost or credit                                 --             1,268                377               377
        Gain or loss recognized due to a settlement
          or curtailment                                             --                --                 --                --
                                                        ---------------   ---------------    ---------------   ---------------
             Total net periodic benefit cost            $            --   $         4,038    $         4,800   $         3,457
                                                        ===============   ===============    ===============   ===============

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Items not yet recognized as a component of
          net periodic cost - prior year                $            --   $       (36,192)   $        (8,430)  $          (169)
        Net transition asset or obligation recognized                --                --                 --                --
        Net prior service cost or credit arising
          during the period                                          --                --                 --                --
        Net prior service cost or credit recognized                  --                --                377               377
        Net gain and loss arising during the period                  --                --               (527)           (8,454)
        Net gain and loss recognized or transferred
          to parent                                                  --            36,192                844              (184)
        Items not yet recognized as a component of
          net periodic cost - current year              $            --   $            --    $        (7,736)  $        (8,430)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) EXPECTED TO BE RECOGNIZED IN THE NEXT FISCAL YEAR AS COMPONENTS OF NET PERIODIC BENEFIT
        COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --               (377)             (377)
        Net recognized gains and (losses)                            --                --              1,077              (555)

     AMOUNTS IN UNASSIGNED FUNDS (SURPLUS) THAT HAVE NOT YET BEEN RECOGNIZED AS COMPONENTS OF NET PERIODIC BENEFIT COST
        Net transition asset or obligation              $            --   $            --    $            --   $            --
        Net prior service cost or credit                             --                --             (1,600)           (1,976)
        Net recognized gains and (losses)                            --                --             (6,136)           (6,454)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     Weighted-average assumptions used to determine net periodic benefit cost at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.20%             5.15%
         Expected long-term return on plan assets                                                         --                --
         Rate of compensation increase                                                                  6.00%             6.00%

     Weighted-average assumptions used to determine benefit obligations at December 31:

                                                                                                      OTHER BENEFITS
                                                                                             ---------------------------------
                                                                                                  2015              2014
                                                                                             ---------------   ---------------
         Discount rate                                                                                  4.32%*            4.20%
         Rate of compensation increase                                                                  6.00%             6.00%

----------
          *THE TABLE ABOVE ILLUSTRATES A WEIGHTED AVERAGE. THE ACTUAL DISCOUNT RATE IS 4.33% AND $4.30% ON THE SUPPLEMENTAL DEFINED BENEFIT AND THE POST-RETIREMENT BENEFIT PLANS, RESPECTIVELY.

     Pension Benefits and Other Benefits that make up the plan assets and benefit obligations are based upon a measurement date of December 31.

     For measurement purposes, the health care trend rate assumes a 0.25% decrease per year from the 2015 rate of 6.50% until the ultimate rate of 5.00% is reached in 2021.

     The Company expects to contribute $3,671 to its other postretirement benefit plans in 2016.

     OneAmerica sponsors a qualified, noncontributory defined benefit pension plan covering substantially all of its employees. OneAmerica charges the Company which in turn allocates to its affiliates a share of the total cost of the pension plan based on allocation and/or salary ratios. The Company's share of net periodic benefit costs were $12,304 and $3,843 for 2015 and 2014, respectively. The Company has no legal obligation for benefits under this plan.

     The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

                                                                                                                    OTHER
                                                                                                                  BENEFITS
                                                                                                               ---------------
       2016                                                                                                    $         3,671
       2017                                                                                                              3,655
       2018                                                                                                              3,638
       2019                                                                                                              3,621
       2020                                                                                                              3,626
       Years 2021-2025                                                                                                  18,788

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 introduced a prescription drug benefit under Medicare, as well as a federal subsidy to qualifying sponsors of retiree healthcare benefit plans. The Company has elected to not pursue any plan changes as a result of the Act. Therefore, the valuation of the unfunded postretirement benefit obligation and the determination of the net postretirement benefit cost included in these financial statements do not reflect the effects of the Act on the plan.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company sponsors a defined contribution savings plan that covers substantially all employees. The Company contributes a match for participants who complete one full calendar year of employment. The match is 50 percent of participants' elective deferral on the first 6 percent of eligible compensation. The Company's contribution to the plan was $3,023 and $2,627 for 2015 and 2014, respectively. As of December 31, 2015, the fair value of the plan assets was $251,594.

     The Company sponsors a retirement profit sharing plan that covers substantially all of its career agents, except for the general agents. The Company contribution is allocated among eligible agents based upon their proportion of compensation in relation to the total compensation of eligible participants. Career agents are eligible on the first day of the plan year coinciding with or following 6 months of service and the attainment of age 20 1/2. Vesting is based on years of service, with full vesting after 3 years of service. The Company's contribution for the 2015 plan year is expected to be approximately $700 and will be deposited in the 1st quarter of 2016. The Company's contribution for the 2014 plan year was $700. As of December 31, 2015, the fair value of the plan assets was $25,064.

     The Company sponsors a supplemental executive retirement plan, a defined contribution plan and other postretirement benefits for employees of the holding company group. The Company allocates the cost of the plans to affiliates based on direct allocation or salary ratios. The Company's share of net periodic benefit cost for other postretirement benefit plans was $6,374 and $4,581 for 2015 and 2014, respectively. The Company has the legal obligation for benefits under these plans.

     The Company has entered into deferred compensation agreements with certain directors, employees, agents and general agents. The deferred amounts are payable according to the terms and subject to the conditions of the deferred compensation agreements. The deferred compensation balance is included within "accrued commissions and general expenses" on the Statements of Admitted Assets, Liabilities and Surplus.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

10. FEDERAL INCOME TAXES

     The components of the net deferred tax asset recognized in the Company's Statements of Admitted Assets, Liabilities and Surplus at December 31 are as follows:

                                                                                                  2015
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       167,264    $         5,422   $       172,686
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            167,264              5,422           172,686
     Deferred tax asset nonadmitted                                               (68,638)                --           (68,638)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      98,626              5,422           104,048
     Deferred tax liabilities                                                     (40,968)            (7,348)          (48,316)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        57,658    $        (1,926)  $        55,732
                                                                          ===============    ===============   ===============

        Increase in nonadmitted tax asset                                                                      $       (21,025)

                                                                                                  2014
                                                                          ----------------------------------------------------
                                                                             ORDINARY            CAPITAL            TOTAL
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       140,904    $         5,363   $       146,267
     Less: valuation allowance                                                         --                 --                --
                                                                          ---------------    ---------------   ---------------
     Adjusted gross deferred tax asset                                            140,904              5,363           146,267
     Deferred tax asset nonadmitted                                               (47,613)                --           (47,613)
                                                                          ---------------    ---------------   ---------------
     Subtotal net admitted deferred tax asset                                      93,291              5,363            98,654
     Deferred tax liabilities                                                     (40,301)            (6,222)          (46,523)
                                                                          ---------------    ---------------   ---------------
     Net admitted deferred tax asset                                      $        52,990    $          (859)  $        52,131
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The admitted deferred tax asset is determined from the following components at December 31:

                                                         2015                                         2014
                                     --------------------------------------------  --------------------------------------------
                                       ORDINARY        CAPITAL          TOTAL        ORDINARY        CAPITAL         TOTAL
                                     -------------   ------------   -------------  -------------  -------------   -------------
     Admission calculation
        components: SSAP 101
        (Paragraph 11)
     (a) Federal income taxes paid
        in prior years recoverable
        through loss carrybacks      $      51,904   $      1,418   $      53,322  $      46,249  $       1,637   $     47,886
     (b) Adjusted gross deferred
        tax assets expected to be
        realized after the
        application of the
        threshold limitation                 2,410             --           2,410          4,245             --          4,245
     (i) Adjusted gross deferred
        tax assets expected to be
        realized following the
        balance sheet date                   2,410             --           2,410          4,245             --          4,245
     (ii)Adjusted gross deferred
        tax assets allowed per
        limitation                              --             --         129,197             --             --        144,382
     (c) Adjusted gross deferred
        tax assets (excluding the
        amount of deferred tax
        assets from (a) and (b)
        above offset by gross
        deferred tax liabilities            44,312          4,004          48,316         42,797          3,726         46,523

     Deferred tax assets admitted
        as the result of the
        application of SSAP No. 101
        (a+b+c)                      $      98,626   $      5,422   $     104,048  $      93,291  $       5,363   $     98,654

     Ratio percentage used to
        determine recovery period
        and threshold                                                         852%                                        1012%

     Amount of adjusted capital and
        surplus used to determine
        recovery period and
        threshold amount                                            $     956,830                                 $  1,050,912

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The impact of tax-planning strategies at December 31 is as follows, none of which include reinsurance transactions:


                                                    2015                           2014                         CHANGE
                                        ----------------------------   ----------------------------  ----------------------------
                                          ORDINARY        CAPITAL        ORDINARY        CAPITAL       ORDINARY        CAPITAL
                                        -------------   ------------   -------------  -------------  -------------   ------------
     Adjusted gross DTAs                $     167,264   $      5,422   $     140,904  $       5,363  $      26,360   $         59
     Percentage of adjusted gross
        DTA by tax character
        attributable to the impact
        of tax planning strategies                0.0%           0.0%            0.0%           0.0%           0.0%           0.0%
     Net admitted adjusted gross DTAs          98,626          5,422          93,291          5,363          5,335             59
     Percentage of adjusted net
        admitted adjusted gross
        DTAs by tax character
        admitted because of the
        impact of tax planning
        strategies                                0.8%           0.0%            0.8%           0.0%           0.0%           0.0%

     The change in net deferred taxes is comprised of the following (exclusive of the change in nonadmitted assets reported as a component of the Change in Nonadmitted Assets) at December 31:

                                                                               2015               2014             CHANGE
                                                                          ---------------    ---------------   ---------------
     Gross deferred tax assets                                            $       172,686    $       146,267   $        26,419
     Deferred tax liabilities                                                     (48,316)           (46,523)           (1,793)
                                                                          ---------------    ---------------   ---------------
          Net deferred tax asset                                                  124,370             99,744            24,626
     Tax effect of unrealized gains                                                (6,006)            (5,381)             (625)
                                                                          ---------------    ---------------   ---------------
     Net deferred income tax asset, excluding unrealized gains            $       130,376    $       105,125   $        25,251
                                                                          ===============    ===============   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31 are as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     DEFERRED TAX ASSETS
        Discounting of unpaid losses                                                    $             58   $            65
        Policyholder reserves                                                                     70,503            49,310
        Investments                                                                                   --               524
        Deferred acquisition costs                                                                29,794            27,912
        Policyholder dividend accrual                                                              5,088             5,109
        Fixed and amortizable assets                                                              13,525            10,131
        Compensation and benefits accrual                                                         30,795            29,989
        Receivables nonadmitted                                                                    6,054             7,506
        Other                                                                                     11,447            10,358
                                                                                        ----------------   ---------------
             Ordinary deferred tax assets                                                        167,264           140,904
             Nonadmitted deferred tax assets                                                     (68,638)          (47,613)
                                                                                        ----------------   ---------------
             Admitted ordinary deferred tax assets                                      $         98,626   $        93,291
        Capital
          Investments                                                                              5,422             5,363
          Nonadmitted                                                                                 --                --
                                                                                        ----------------   ---------------
             Admitted deferred tax assets                                               $        104,048   $        98,654

     DEFERRED TAX LIABILITIES
        Investments                                                                     $         10,662   $        12,602
        Fixed assets                                                                               8,398             8,565
        Deferred and uncollected premium                                                          17,448            16,060
        Policyholder reserves                                                                        774               967
        Other                                                                                      3,686             2,107
                                                                                        ----------------   ---------------
             Ordinary deferred tax liabilities                                                    40,968            40,301
        Capital - investments                                                                      7,348             6,222
                                                                                        ----------------   ---------------
             Deferred tax liabilities                                                             48,316            46,523
                                                                                        ----------------   ---------------
             Net admitted deferred tax asset                                            $         55,732   $        52,131
                                                                                        ================   ===============

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

The following reconciliation accounts for the difference between the actual expense and the amounts obtained by applying the federal statutory rate to income before federal income taxes at December 31:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Tax expense at the federal statutory rate of 35%                                   $         12,474   $        25,903
     Tax preferenced investment income                                                            (9,501)           (9,394)
     Nondeductible expenses                                                                          758               671
     Change in interest maintenance reserve                                                       (1,896)           (2,418)
     Change in nonadmitted assets                                                                 (2,298)           (3,378)
     Elimination of statutory ceding commission amortization and capitalization                   (1,260)           (1,816)
     Provision to return adjustment                                                                  225               988
     Change in pension liability                                                                      --            (1,212)
     Other                                                                                           743              (696)
                                                                                        ----------------   ---------------
                                                                                        $           (755)  $         8,648
                                                                                        ================   ===============

     Federal and foreign income taxes incurred                                          $         24,496   $        21,965
     Change in net deferred income taxes                                                         (25,251)          (13,317)
                                                                                        ----------------   ---------------
          Total statutory income tax                                                    $           (755)  $         8,648
                                                                                        ================   ===============

     Federal income tax-operating                                                       $         26,896   $        21,108
     Federal income tax-capital gains (losses)                                                    (2,400)              857
                                                                                        ----------------   ---------------
          Federal income tax incurred                                                   $         24,496   $        21,965
                                                                                        ================   ===============

    The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses:

     2015                                                                                                  $        23,780
     2014                                                                                                  $        19,168
     2013                                                                                                  $        22,669

    A reconciliation of the beginning and ending liability for tax contingencies is as follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Beginning of the year balance                                                      $          4,014   $         2,281
        Additions based on tax positions related to the current year                               1,391             1,626
        Additions based on tax positions related to prior years                                       96               107
        Decrease for settlements                                                                    (404)               --
                                                                                        ----------------   ---------------
     End of the year balance                                                            $          5,097   $         4,014
                                                                                        ================   ===============

     The Company recognizes interest or penalties paid or accrued related to unrealized tax benefits as part of the income tax provision. No significant amounts were paid or accrued in the current year.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The Company files tax returns in the U.S. federal jurisdiction and various state jurisdictions. For the major jurisdictions where it operates, the statutes remain open for the current and three prior calendar years. Subsequent to the balance sheet date the Company was apprised by the Internal Revenue Service of its intent to examine calendar years 2012-2014. It is possible that the unrecognized tax benefit liability will decrease $3,400 in the next twelve months as a result of a settlement with the tax authority. The amount of any settlement remains uncertain at this time.

11. REINSURANCE

     AUL is a party to various reinsurance contracts under which it receives premiums as a reinsurer and reimburses the ceding companies for portions of the claims incurred. At December 31, 2015 and 2014, life reinsurance assumed was approximately 51 percent and 53 percent, respectively, of gross life insurance in force. Premiums on life reinsurance assumed were approximately 30 percent and 35 percent of gross life insurance premium income in 2015 and 2014, respectively. Premiums on accident and health reinsurance assumed were approximately 39 percent and 42 percent of gross accident and health premium income in 2015 and 2014, respectively.

     In 2014, the Company began ceding that portion of the total risk on an individual life in excess of $1,000. Prior to 2014, the amount ceded was in excess of $500. For accident and health and disability policies, AUL has established various limits of coverage it will retain on any one policyholder and cedes the remainder of such coverage. Certain statistical data with respect to reinsurance ceded follows:

                                                                                              2015              2014
                                                                                        ----------------   ---------------
     Reinsurance ceded on ordinary life in force                                        $     84,232,747   $    87,909,602
     Reinsurance ceded on group and credit life in force                                       3,923,233         3,849,256
     Life reinsurance premiums ceded                                                             190,201           223,444
     Accident and health reinsurance premiums ceded                                               78,168            80,737
     Reinsurance recoveries                                                                      317,401           308,599

     All AUL reinsurance agreements qualify for accounting as transfers of risk. Premiums for policies reinsured with other companies have been reported as a reduction of premium income and amounts applicable to reinsurance ceded for policy reserves and claim liabilities have been reported as reductions of these items. If companies to which reinsurance has been ceded are unable to meet obligations under the reinsurance agreements, AUL would remain liable. Policy reserves have been reduced at December 31, 2015 and 2014 by $2,117,857 and $2,052,076, respectively, for reinsurance ceded. Claim liabilities have been reduced at December 31, 2015 and 2014 by $100,576 and $97,906, respectively, for reinsurance ceded.

     Two reinsurers account for approximately 92 percent of AUL's December 31, 2015 ceded reserves for life, annuity and accident and health insurance. These insurers maintain A.M. Best ratings between A+ and A-. Management believes amounts recoverable from these reinsurers are collectable. The remainder of such ceded reserves is spread among numerous reinsurers.

     The Company has reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. If the reinsurance agreements were unilaterally cancelled there would not be a reduction to surplus. At December 31, 2015, there are no reinsurance agreements in effect such that losses paid or accrued exceed the total direct premium collected. The Company does not have and has not written off any uncollectible reinsurance during 2015 or 2014.

     The Company did not commute any material ceded reinsurance 2015. In 2014 the Company commuted $5,656 of reserves ceded to Canada Life Assurance Company.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

12. DIRECT PREMIUM WRITTEN/PRODUCED BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

     MidAmerica Administrative & Retirement Solutions, Inc. of Lakeland, Florida provides claims payment, claims adjustment, and premium collection for group annuity business. The direct premium written related to MidAmerica for 2015 and 2014 was $234,947 and $212,936, respectively. MidAmerica does not have an exclusive contract with the Company.

13. RISK-BASED CAPITAL

     The NAIC requires companies to calculate Risk-based Capital ("RBC") to serve as a benchmark for the regulation of life insurance companies by state insurance regulators. At December 31, 2015, the Company's calculated RBC exceeded the minimum RBC requirements.

14. COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the course of the Company's business. In these matters and collectively, the Company believes the ultimate resolution of such litigation will not result in any material adverse impact on its operations, financial condition, or cash flow.

15. SURPLUS NOTES AND SHAREHOLDER DIVIDENDS

     In 1996, AUL issued $75,000 of 7.75 percent surplus notes, due March 30, 2026. The surplus notes were issued for cash and have the following repayment conditions and restrictions: 1) interest and principal payments may be made only with the prior approval of the Indiana Insurance Commissioner, and 2) repayment of the principal due may be made only from unassigned surplus. No affiliates of the Company hold positions in the surplus notes.

     Interest is payable semiannually in March and September. Interest payments of $5,813 were approved and paid in 2015 and 2014. Total interest paid inception to date is $114,054.

     Had the accrual of interest on surplus notes not been subject to approval of the Commissioner, accrued interest payable on the surplus notes at December 31, 2015 and 2014 would have been $1,453.

     Under Indiana law, the amount of dividends a domestic insurer is permitted to pay without prior approval of the IDOI is limited to an amount not exceeding the greater of 10 percent of the Company's statutory surplus as of the most recently preceding December 31 or 100 percent of the Company's statutory gain from operations for the twelve month period ending on the most recently preceding December 31. Under state statutes, dividends would be limited to approximately $91,537 in 2016.

     AUL paid a $100,000 ordinary dividend to its sole shareholder, OneAmerica, in 2015. The Company paid no dividends in 2014.

     The portion of unassigned surplus represented or reduced by each item below as of December 31, 2015 is as follows:

     Nonadmitted asset values                                                                              $      (120,010)
     Asset valuation reserve                                                                               $       (76,906)
     Net unrealized gain                                                                                   $        17,167
     Reinsurance recoverables from unauthorized companies                                                  $          (328)

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

16. FEDERAL HOME LOAN BANK OF INDIANAPOLIS

     In 2015, the Company entered into a line of credit with the Federal Home Loan Bank of Indianapolis (FHLBI) for amounts up to $50,000. The interest rate is determined based upon the variable advance rate at the time of a draw. There is no amount outstanding on this facility as of December 31, 2015.

     The Company maintains a membership in the FHLBI. FHLBI membership provides ready access to funds and borrowing capacity through the issuance of Funding Agreements. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52 accounting treatment to these funds, consistent with its other deposit-type contracts. The Company is required to hold a certain amount of FHLBI common stock as a requirement of membership, based on a minimum of 5 percent of outstanding borrowings. At December 31, 2015 and 2014, the carrying value of the FHLBI Class B common stock was $47,385 and $45,383, respectively. The carrying value of the FHLBI common stock approximates fair value.

     Funding Agreements associated with the FHLBI totaled $1,035,120 and $957,340 as of December 31, 2015 and 2014, respectively. The proceeds were used to purchase bonds. The Company closely matches the maturities of the Funding Agreements with bond maturities. The Funding Agreements are classified as Deposit Type Contracts and had a carrying value of $1,036,111 and $958,399 at December 31, 2015 and 2014, respectively. Interest paid was $22,578 and $21,036 in 2015 and 2014, respectively.

     The line of credit and Funding Agreements are collateralized by bond and mortgage loan investments and are maintained in a custodial account for the benefit of the FHLBI. The fair value of pledged assets amounted to $1,635,118 and $1,556,275 at December 31, 2015 and 2014, respectively, and is included in bonds and mortgage loan investments reported on the Statutory Statements of Admitted Assets, Liabilities and Surplus. The maximum carrying value of collateral pledged during the reporting period was $1,747,599.

     The fixed rate funding agreements are pre-payable subject to payment of a yield maintenance fee based on current market interest rates. While no pre-payments are expected, the aggregate fee to prepay all fixed rate borrowings would have been $28,133 at December 31, 2015.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

17. FAIR VALUE OF FINANCIAL INSTRUMENTS

     Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Authoritative guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value based on their observability. The hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:

     - Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. These generally provide the most reliable evidence and are used to measure fair value whenever available. Active markets provide current pricing data on a more frequent basis. Examples include certain U.S. Treasury securities and exchange-traded equity securities.

     - Level 2 - Fair value is based on quoted prices for similar assets or liabilities in active markets, inactive markets, or model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. This level includes financial instruments that are valued by independent pricing services using models or other valuation methodologies. These models are primarily industry-standard models that consider various inputs which are observable or derived from observable information in the marketplace. Examples include certain public and private corporate securities.

     - Level 3 - Fair value is based on valuations derived from techniques in which one or more significant inputs or significant value drivers are unobservable for assets or liabilities. Examples include certain public corporate securities and other less liquid securities; for example the FHLBI stock.

     In certain instances, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, the level disclosed is based on the lowest level significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement and ultimate classification of each asset and liability requires judgment.

     The fair values of equity securities and separate account assets are based on quoted market prices where available. The Company is responsible for the determination of fair value and therefore performs quantitative and qualitative analysis of prices received from third parties.

     The fair value of derivative contracts are measured based on current settlement values, which are based on quoted market prices and industry standard models that are commercially available. These techniques project cash flows of the derivatives using current and implied future market conditions. The present value of the cash flows is calculated to measure the current fair value of the derivative. The derivative assets and liabilities consist of swaptions and options contracts. The Company's derivative products are categorized as Level 2 in the fair value hierarchy.

     The Company has a pricing group which includes representatives from investments and accounting. The team is responsible for overseeing and monitoring the pricing of the Company's investments and performs periodic due diligence reviews of the pricing services. The pricing review includes analysis of investment prices, approval of price source changes, price overrides, methodology changes, and classification of fair value hierarchy levels.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The table below presents the balances of assets measured at fair value as of December 31:


                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2015                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            16,990    $                --   $            48,090   $            65,080
          Mutual funds                           20,852                     --                    --                20,852
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 37,842                     --                48,090                85,932
        Derivatives                                  --                  5,563                    --                 5,563
        Separate account assets *            12,312,537                     --                    --            12,312,537
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,350,379    $             5,563   $            48,090   $        12,404,032
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             2,724   $                --   $             2,724

                                     QUOTED PRICES IN          SIGNIFICANT           SIGNIFICANT              TOTAL
                                      ACTIVE MARKETS           OBSERVABLE           UNOBSERVABLE              FAIR
     2014                                 LEVEL 1                LEVEL 2               LEVEL 3                VALUE
     ----------------------------   -------------------    -------------------   -------------------   -------------------
     ASSETS
        Common stocks
          Industrial & misc         $            12,722    $                --   $            46,035   $            58,757
          Mutual funds                           12,763                     --                    --                12,763
                                    -------------------    -------------------   -------------------   -------------------
             Total common stocks                 25,485                     --                46,035                71,520
        Derivatives                                  --                 10,969                    --                10,969
        Separate account assets *            12,864,885                     --                    --            12,864,885
                                    -------------------    -------------------   -------------------   -------------------
             Total Assets           $        12,890,370    $            10,969   $            46,035   $        12,947,374
                                    ===================    ===================   ===================   ===================
     LIABILITIES
        Derivatives                 $                --    $             4,341   $                --   $             4,341

----------
     *SEPARATE ACCOUNT ASSETS REPRESENT SEGREGATED FUNDS THAT ARE INVESTED ON BEHALF OF CUSTOMERS. INVESTMENT RISKS ASSOCIATED WITH MARKET VALUE CHANGES ARE BORNE BY THE CUSTOMER.

     There were no transfers between Level 1 and Level 2 of the fair value hierarchy. The Company's policy is to recognize transfers between levels at amortized cost as of the beginning of the reporting period. The specific assets currently reported as Level 3 are stocks that are not publicly traded on an exchange.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The following table provides a summary of the changes in fair value of Level 3 assets and liabilities, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets held at:

                                                                                                          COMMON STOCKS
                                                                                                        INDUSTRIAL & MISC
                                                                                                       -------------------
     BEGINNING BALANCE AT DECEMBER 31, 2013                                                            $            49,878
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 37
        Purchases                                                                                                    7,228
        Issuances                                                                                                       --
        Sales                                                                                                      (11,108)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2014                                                               $            46,035
        Transfer into level 3                                                                                           --
        Transfer out of level 3                                                                                         --
        Total gains included in net income                                                                              --
        Total gains included in surplus                                                                                 53
        Purchases                                                                                                    2,650
        Issuances                                                                                                       --
        Sales                                                                                                         (648)
        Settlements                                                                                                     --
                                                                                                       -------------------
     ENDING BALANCE AT DECEMBER 31, 2015                                                               $            48,090
                                                                                                       ===================

     Realized gains (losses) are reported in the Statutory Statements of Operations, while unrealized gains (losses) are reported within unassigned surplus in the Statutory Statements of Admitted Assets, Liabilities and Surplus.

     Authoritative guidance requires disclosure of the estimated fair value of certain financial instruments and the methods and significant assumptions used to estimate their fair values. The fair values for financial instruments are based on various assumptions and estimates as of a specific point in time. They do not represent liquidation values and may vary significantly from amounts that will be realized in actual transactions. Therefore, the fair values presented in the table should not be construed as the underlying value of the Company.

     The disclosure of fair value information about certain financial instruments is based primarily on quoted market prices. The fair values cash, cash equivalents, and short-term investments approximate the carrying amounts reported in the balance sheet. Fair values for bonds, equity securities and derivatives are based on quoted market prices where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. It is not practicable to estimate the fair value of contract loans.

     The fair value of the aggregate mortgage loan portfolio was estimated by discounting the future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings for similar maturities. The fair value of other invested assets is based on quoted market prices where available.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

     The fair value of the corporate owned life insurance and the employee and agent trust is based upon the cash surrender value.

     Fair values of other insurance reserves are not required to be disclosed. However, the estimated fair values for all insurance liabilities are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     The fair value of Funding Agreements with FHLBI was estimated by discounting the future cash flows using current rates.

     The fair values of certain financial instruments, along with the corresponding carrying values as of December 31, are as follows:

                                                                                      2015
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1         LEVEL 2        LEVEL 3
                                                  -------------   -------------   -------------   -------------   ------------
     Assets
        Bonds                                     $   9,032,353   $   8,788,237   $     137,776   $   8,788,576   $    106,001
        Preferred stocks                                  9,625           9,533              --           9,625             --
        Common stocks                                    85,931          85,932          37,842              --         48,089
        Mortgage loans                                1,538,788       1,515,752              --              --      1,538,788
        Derivatives                                       5,563           5,563              --           5,563             --
        Other invested assets                            78,327          77,761              --           4,532         73,795
        Short-term investments                          137,003         137,003         137,000              --              3
        Corporate owned life insurance                   63,505          63,505              --          63,505             --
        Employee and agent trust                          5,152           5,152              --           5,152             --
        Separate account assets                      12,312,537      12,312,537      12,312,537              --             --
     Liabilities
        Derivatives                                       2,724           2,724              --           2,724             --
        Funding agreements                            1,046,226       1,036,111              --              --      1,046,226

                                                                                      2014
                                                  ----------------------------------------------------------------------------
                                                      FAIR          ADMITTED
                                                      VALUE           VALUE          LEVEL 1        LEVEL 2         LEVEL 3
                                                  -------------   -------------   -------------   ------------    ------------
     Assets
        Bonds                                     $   8,835,203   $   8,209,181   $      18,420   $  8,737,550    $     79,233
        Preferred stocks                                 11,033          11,033              --         11,033              --
        Common stocks                                    71,520          71,520          25,485             --          46,035
        Mortgage loans                                1,504,809       1,446,869              --             --       1,504,809
        Derivatives                                      10,969          10,969              --         10,969              --
        Other invested assets                            72,179          71,492              --          4,682          67,497
        Short-term investments                          127,000         127,000         127,000             --              --
        Corporate owned life insurance                   57,222          57,222              --         57,222              --
        Separate account assets                      12,864,885      12,864,885      12,864,885             --              --
     Liabilities
        Derivatives                                       4,341           4,341              --          4,341              --
        Funding agreements                              977,486         958,399              --             --         977,486

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO STATUTORY FINANCIAL STATEMENTS, CONTINUED
DECEMBER 31, 2015 AND 2014
(DOLLARS IN THOUSANDS)

18. SUBSEQUENT EVENTS

     Management has evaluated the impact of all subsequent events through March 24, 2016, the date the financial statements were available to be issued, and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

                             SUPPLEMENTAL SCHEDULES

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves:

Investment income earned
   Government bonds                                                                                            $        33,248
   Other bonds (unaffiliated)                                                                                          383,331
   Preferred stocks (unaffiliated)                                                                                         617
   Common stocks (unaffiliated)                                                                                          3,170
   Mortgage loans                                                                                                       82,585
   Real estate                                                                                                          16,425
   Premium notes, policy loans and liens                                                                                14,503
   Cash/short-term investments                                                                                              46
   Other invested assets                                                                                                 3,100
   Aggregate write-ins for investment income                                                                               685
                                                                                                               ---------------
     Gross investment income                                                                                   $       537,710
                                                                                                               ===============
Real estate owned--book value less encumbrances                                                                $        62,686
Mortgage loans--book value
   Residential mortgages                                                                                       $           119
   Commercial mortgages                                                                                              1,515,633
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Mortgage loans by standing--book value
   Good standing                                                                                               $     1,514,168
   Good standing with restructured terms                                                                                 1,577
   Interest overdue more than three months, not in foreclosure                                                               7
   Foreclosure in process                                                                                                   --
                                                                                                               ---------------
        Total mortgage loans                                                                                   $     1,515,752
                                                                                                               ===============
Other long-term assets--statement value                                                                        $        83,436
Common stock of parent, subsidiary, and affiliates--book value                                                 $         1,629
Bonds and short-term investments by class and maturity
   Bonds by maturity--statement value
     Due within one year or less                                                                               $       607,901
     Over 1 year through 5 years                                                                                     2,273,798
     Over 5 years through 10 years                                                                                   3,304,928
     Over 10 years through 20 years                                                                                  1,532,919
     Over 20 years                                                                                                   1,205,694
                                                                                                               ---------------
        Total by maturity                                                                                      $     8,925,240
                                                                                                               ===============
   Bonds by class--statement value
     Class 1                                                                                                   $     5,248,316
     Class 2                                                                                                         3,353,574
     Class 3                                                                                                           270,759
     Class 4                                                                                                            48,918
     Class 5                                                                                                             3,673
     Class 6                                                                                                                --
                                                                                                               ---------------
          Total by class                                                                                       $     8,925,240
                                                                                                               ===============
   Total bonds publicly traded                                                                                 $     6,057,315
   Total bonds privately placed                                                                                $     2,867,925

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Preferred stocks--statement value                                                                              $         9,533
Common stocks--market value                                                                                    $        87,561
Short-term investments--book value                                                                             $       137,003
Derivatives - statement value, net                                                                             $         2,839
Cash (overdraft) on deposit                                                                                    $       (31,645)
Life insurance in force, net of reinsurance
   Ordinary                                                                                                    $    10,439,928
   Credit life                                                                                                 $            --
   Group life                                                                                                  $    33,581,240
Amount of accidental death insurance in force under ordinary policies                                          $        40,356
Life insurance policies with disability provisions in force
   Ordinary                                                                                                    $         9,087
   Group life                                                                                                  $        30,111
Supplementary contracts
   Ordinary--not involving life contingencies
     Amount on deposit                                                                                         $        29,987
     Income payable                                                                                            $           283
   Ordinary--involving life contingencies
     Income payable                                                                                            $           234
   Group--not involving life contingencies
     Amount on deposit                                                                                         $            97

Annuities
   Ordinary
     Immediate--amount of income payable                                                                       $        22,773
     Deferred--fully paid account balance                                                                      $            14
     Deferred--not fully paid account balance                                                                  $     1,043,150
   Group
     Amount of income payable                                                                                  $        54,992
     Fully paid account balance                                                                                $       375,041
     Not fully paid account balance                                                                            $     4,884,649
Accident and health insurance--premiums in force
   Ordinary                                                                                                    $        56,427
   Group                                                                                                       $        87,413
   Credit                                                                                                      $           356

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, CONTINUED
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Deposit funds and dividend accumulations
   Deposit funds--account balance                                                                              $         5,390
   Dividend accumulations--account balance                                                                     $        47,346
Claim payments (by accident year)
   Group accident and health
     2015                                                                                                      $        19,485
     2014                                                                                                      $        10,305
     2013                                                                                                      $         2,641
     2012                                                                                                      $         1,218
     2011                                                                                                      $         1,224
     Prior                                                                                                     $        13,700
   Other accident and health
     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --
   Other coverages that use developmental methods to calculate claims reserves

     2015                                                                                                      $            --
     2014                                                                                                      $            --
     2013                                                                                                      $            --
     2012                                                                                                      $            --
     2011                                                                                                      $            --
     Prior                                                                                                     $            --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

The Company's gross investment holdings as filed in the 2015 Annual Statement are $10,936,272.

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
INVESTMENT CATEGORIES
BONDS
   US Treasury Securities                                           $     139,344           1.27% $     139,344           1.27%
   U.S. Government agency and corporate obligations
     (excluding mortgage-backed securities)
     Issued by US Government agencies                                      26,473           0.24%        26,473           0.24%
     Issued by US Government-sponsored agencies                                --             --             --             --
   Foreign government (including Canada, excluding
     mortgage-backed securities)                                           13,004           0.12%        13,004           0.12%
   Securities issued by states, territories, and possessions and political subdivisions in the US
     State and territory and possession general obligations                10,122           0.09%        10,122           0.09%
     Political subdivisions of states, territories and
        possessions political subdivisions general obligations              3,322           0.03%         3,322           0.03%
     Revenue and assessment obligations                                   175,761           1.61%       175,761           1.61%
     Industrial development bonds and similar obligations                   7,499           0.07%         7,499           0.07%
   Mortgage-backed securities (including residential and
     commercial MBS)
     Pass-through securities
        Guaranteed by GNMA                                                  2,801           0.03%         2,801           0.03%
        Issued by FNMA and FHLMC                                            8,700           0.08%         8,700           0.08%
        Other pass-through securities                                     115,557           1.06%       115,557           1.06%
     CMOs and REMICs
        Issued by FNMA, FHLMC or GNMA                                   1,237,337          11.31%     1,237,337          11.31%
        Privately issued and collateralized by MBS issued or
          guaranteed by GNMA, FNMA, or FHLMC                                5,533           0.05%         5,533           0.05%
        All other privately issued                                        306,504           2.80%       306,504           2.80%
OTHER DEBT AND OTHER FIXED INCOME SECURITIES (EXCLUDING SHORT
   TERM)
   Unaffiliated domestic securities (includes credit tenant loans
     rated by the SVO)                                                  5,263,524          48.13%     5,263,524          48.13%
   Unaffiliated foreign securities                                      1,472,756          13.47%     1,472,756          13.47%
   Affiliated securities                                                       --             --             --             --

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUMMARY INVESTMENT SCHEDULE, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

                                                                                                   ADMITTED ASSETS AS REPORTED
                                                                     GROSS INVESTMENT HOLDINGS      IN THE ANNUAL STATEMENT
                                                                    ----------------------------  ----------------------------
                                                                       AMOUNT       PERCENTAGE       AMOUNT        PERCENTAGE
                                                                    -------------  -------------  -------------   ------------
EQUITY INTEREST
   Investments in mutual funds                                             18,871           0.17%        18,871           0.17%
   Preferred stocks
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                           9,533           0.09%         9,533           0.09%
   Publicly traded equity securities (excluding preferred stocks)
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                          18,971           0.17%        18,971           0.17%
   Other equity securities
     Affiliated                                                             1,629           0.01%         1,629           0.01%
     Unaffiliated                                                          48,090           0.44%        48,090           0.44%
   Other equity interests including tangible personal property under leases
     Affiliated                                                                --             --             --             --
     Unaffiliated                                                              --             --             --             --

MORTGAGE LOANS
   Construction and land development                                           --             --             --             --
   Agricultural                                                                --             --             --             --
   Single family residential properties                                       119           0.00%           119           0.00%
   Multifamily residential properties                                          --             --             --             --
   Commercial loans                                                     1,515,633          13.86%     1,515,633          13.86%

REAL ESTATE INVESTMENTS
   Property occupied by the company                                        62,686           0.57%        62,686           0.57%
   Property held for the production of income                                  --             --             --             --
   Property held for sale                                                      --             --             --             --
Contract Loans                                                            283,709           2.59%       283,709           2.59%
Derivatives                                                                 5,563           0.05%         5,563           0.05%
Receivables for securities                                                    112             --            112             --
Cash and short-term investments                                           105,358           0.96%       105,358           0.96%
Other invested assets                                                      77,830           0.71%        77,761           0.71%
                                                                    -------------  -------------  -------------   ------------
     TOTAL INVESTED ASSETS                                          $  10,936,341         100.00% $  10,936,272         100.00%
                                                                    =============  =============  =============   ============

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

1. State the reporting entity's total admitted assets as reported on its annual statement. $11,259,134.

2. State by investment category the 10 largest exposures to a single issuer/borrower/investment, excluding U.S. government, U.S. government agency securities and those U.S. government money market funds listed in the Appendix to the SVO Purposes and Procedures Manual as exempt, property occupied by the Company and policy loans.

                                                                                                          PERCENTAGE OF TOTAL
     INVESTMENT CATEGORY                                                                    AMOUNT          ADMITTED ASSETS
     --------------------------------------------------------------------------------   ---------------   --------------------
     2.01     AMERICAN WATER WORKS COMPANY INC                                          $        71,129                    0.6%
     2.02     FEDERAL HOME LOAN BANK                                                             47,385                    0.4%
     2.03     CARGILL INC                                                                        42,391                    0.4%
     2.04     SAP SE                                                                             40,559                    0.4%
     2.05     WAL-MART STORES INC                                                                40,303                    0.4%
     2.06     AT&T INC                                                                           39,431                    0.4%
     2.07     FLUOR CORPORATION                                                                  38,125                    0.3%
     2.08     WALGREENS BOOTS ALLIANCE INC                                                       37,129                    0.3%
     2.09     NATIONAL GRID PLC                                                                  35,450                    0.3%
     2.10     SCHLUMBERGER NV                                                                    34,935                    0.3%

3. State the amounts and percentages of the reporting entity's total admitted assets held in bonds and preferred stocks by NAIC rating.

                                                        PERCENTAGE OF TOTAL                       PERCENTAGE OF TOTAL
                                           ---------------------------------------------   -----------------------------------
                                                             ADMITTED        PREFERRED                          ADMITTED
     BONDS                                    AMOUNT          ASSETS          STOCKS          AMOUNT             ASSETS
     ------------------------------------  -------------   -------------   -------------   -------------    ------------------
     3.01 NAIC - 1                             5,248,316            46.6%  P/RP - 1        $          --                   0.0%
     3.02 NAIC - 2                             3,353,574            29.8%  P/RP - 2                9,533                   0.1%
     3.03 NAIC - 3                               270,759             2.4%  P/RP - 3                   --                   0.0%
     3.04 NAIC - 4                                48,918             0.4%  P/RP - 4                   --                   0.0%
     3.05 NAIC - 5                                 3,673             0.0%  P/RP - 5                   --                   0.0%
     3.06 NAIC - 6                                    --             0.0%  P/RP - 6                   --                   0.0%

4. State the amounts and percentages of the reporting entity's total admitted assets held in foreign investments (regardless of whether there is any foreign currency exposure) and unhedged foreign currency exposure (defined as the statement value of investments denominated in foreign currencies which are not hedged by financial instruments qualifying for hedge accounting as specified in SSAP No. 31--DERIVATIVE INSTRUMENTS), including:

     Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets? Yes / / No /X/

      4.01      Total admitted assets held in foreign investments                            $     1,213,384              10.8%
      4.02      Foreign-currency-denominated investments                                                  --               0.0%
      4.03      Insurance liabilities denominated in that same foreign currency                           --               0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

5.   Aggregate foreign investment exposure categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      5.01      Countries rated NAIC-1                                                  $      1,173,067                  10.4%
      5.02      Countries rated NAIC-2                                                            40,317                   0.4%
      5.03      Countries rated NAIC-3 or below                                                       --                   0.0%

6. Two largest foreign investment exposures to a single country, categorized by NAIC sovereign rating:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
                Countries rated NAIC-1
      6.01      Country: United Kingdom                                                 $        318,225                   2.8%
      6.02      Country: Australia                                                               269,838                   2.4%
                Countries rated NAIC-2
      6.03      Country: Mexico                                                         $         24,317                   0.2%
      6.04      Country: Spain                                                                    14,500                   0.1%
                Countries rated NAIC-3 or below
      6.05      Country:                                                                $             --                   0.0%
      6.06      Country:                                                                              --                   0.0%

                                                                                                           PERCENTAGE OF TOTAL
                                                                                            AMOUNT           ADMITTED ASSETS
                                                                                        ----------------   -------------------
7.   Aggregate unhedged foreign currency exposure                                       $             --                   0.0%


8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

      8.01     Countries rated NAIC-1                                                   $             --                   0.0%
      8.02     Countries rated NAIC-2                                                                 --                   0.0%
      8.03     Countries rated NAIC-3 or below                                                        --                   0.0%

9. Largest unhedged foreign currency exposures by country, categorized by the country's NAIC sovereign rating:

      9.01     Country:                                                                 $             --                   0.0%
      9.02     Country:                                                                               --                   0.0%

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

List the 10 largest sovereign (i.e. non-governmental) foreign issues:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      10.01     1 SAP AG                                                                $         40,559                   0.4%
      10.02     1 CSL LTD                                                                         26,000                   0.2%
      10.03     1FE INVESCO LTD                                                                   25,941                   0.2%
      10.04     1FE MEDTRONIC PLC                                                                 25,894                   0.2%
      10.05     1FE ROYAL DUTCH SHELL PLC                                                         25,858                   0.2%
      10.06     2FE PERNOD-RICARD SA                                                              23,297                   0.2%
      10.07     1 COMPASS GROUP PLC                                                               23,000                   0.2%
      10.08     1FE SABMILLER PLC                                                                 21,955                   0.2%
      10.09     2FE TEVA PHARMACEUTICAL INDUSTRIES LIMITED                                        20,913                   0.2%
      10.10     2FE BRITISH SKY BROADCASTING GROUP PLC                                            20,831                   0.2%

11. Amounts and percentages of the reporting entity's total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

Are assets held in foreign investments less than 2.5% of the reporting entity's total admitted assets?
Yes /X/ No / /

      11.01     Total admitted assets held in Canadian investments                      $             --                   0.0%
      11.02     Canadian-currency denominated investments                                             --                   0.0%
      11.03     Canadian-denominated insurance liabilities                                            --                   0.0%
      11.04     Unhedged Canadian currency exposure                                                   --                   0.0%

Line 12 is not applicable because the Company does not have contractual sales restrictions.

Line 13 is not applicable because the Company's equity securities are less than 2.5% of admitted assets.

Line 14 is not applicable because the Company's nonaffiliated, privately placed equities is less than 2.5% of admitted assets.

Line 15 is not applicable because the Company's general partnership interests are less than 2.5% of admitted assets.

16. With respect to mortgage loans reported in Schedule B, state the amounts and percentages of the reporting entities total admitted assets held.

     Are mortgage loans reported in Schedule B less than 2.5 percent of the reporting entity's total admitted assets? Yes / / No /X/

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

 List each of the 10 largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

                                                                                                           PERCENTAGE OF TOTAL
      TYPE (RESIDENTIAL, COMMERCIAL, AGRICULTURAL)                                           AMOUNT          ADMITTED ASSETS
      -------------------------------------------------------------------------------   ----------------   -------------------
      16.02     Commercial                                                              $         26,069                   0.2%
      16.03     Commercial                                                                        17,979                   0.2%
      16.04     Commercial                                                                        17,823                   0.2%
      16.05     Commercial                                                                        16,544                   0.1%
      16.06     Commercial                                                                        15,688                   0.1%
      16.07     Commercial                                                                        15,366                   0.1%
      16.08     Commercial                                                                        15,320                   0.1%
      16.09     Commercial                                                                        15,126                   0.1%
      16.10     Commercial                                                                        15,100                   0.1%
      16.11     Commercial                                                                        15,078                   0.1%

     Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

                                                                                                           PERCENTAGE OF TOTAL
                                                                                             AMOUNT          ADMITTED ASSETS
                                                                                        ----------------   -------------------
      16.12     Construction loans                                                      $             --                   0.0%
      16.13     Mortgage loans over 90 days past due                                                  --                   0.0%
      16.14     Mortgage loans in the process of foreclosure                                          --                   0.0%
      16.15     Mortgage loans foreclosed                                                             --                   0.0%
      16.16     Restructured mortgage loans                                                        1,842                   0.0%

17. Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

                                       RESIDENTIAL                       COMMERCIAL                      AGRICULTURAL
                              ------------------------------   ------------------------------   ------------------------------
                                            PERCENTAGE OF                    PERCENTAGE OF                    PERCENTAGE OF
                                                TOTAL                            TOTAL                            TOTAL
                                               ADMITTED                         ADMITTED                         ADMITTED
      LOAN-TO VALUE             AMOUNT          ASSETS           AMOUNT          ASSETS           AMOUNT          ASSETS
      ---------------------   ----------  ------------------   ----------  ------------------   ----------  ------------------
      17.01 above 95%         $       --                 0.0%  $    1,071                 0.0%  $       --                 0.0%
      17.02 91% to 95%                --                 0.0%          --                 0.0%          --                 0.0%
      17.03 81% to 90%                --                 0.0%          --                 0.0%          --                 0.0%
      17.04 71% to 80%                --                 0.0%      13,921                 0.1%          --                 0.0%
      17.05 below 70%                119                 0.0%   1,501,651                13.3%          --                 0.0%

Line 18 is not applicable because the Company's investments held in real estate are less than 2.5% of admitted assets.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES, CONTINUED
DECEMBER 31, 2015
(DOLLARS IN THOUSANDS)

Line 19 is not applicable because the Company's investments held in mezzanine real estate loans are less than 2.5% of admitted assets.

Line 20 is not applicable since the Company does not have securities lending or repurchase agreements.

Line 21 is not applicable since the Company does not have warrants not attached to other financial instruments, options, caps and floors.

Line 22 Amounts and percentages of the reporting entity's total admitted assets of potential exposure for collars, swaps, and forwards.

                                                           AT YEAR-END
                                                       PERCENTAGE OF TOTAL                   AT END OF EACH QUARTER
                                                  -----------------------------   --------------------------------------------
                                                                    ADMITTED         1ST QTR        2ND QTR         3RD QTR
                                                     AMOUNT           ASSET          AMOUNT          AMOUNT          AMOUNT
                                                  -------------   -------------   -------------   ------------    ------------
                                                                                   (UNAUDITED)    (UNAUDITED)     (UNAUDITED)
      Hedging                                                --             0.0%             --             --              --
      Income generation                                      --             0.0%             --             --              --
      Replications                                           --             0.0%             --             --              --
      Other                                                  --             0.0%             --             --              --

Line 23 is not applicable since the Company does not have potential exposure for futures contracts.

   The accompanying note is an integral part of these supplemental schedules.

AMERICAN UNITED LIFE INSURANCE COMPANY
NOTES TO THE SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES, SUMMARY INVESTMENT SCHEDULE AND SUPPLEMENTAL INVESTMENT RISK INTERROGATORIES
AS OF AND FOR THE YEAR ENDED DECEMBER 31, 2015

1.   BASIS OF PRESENTATION

     The accompanying schedules and interrogatories present selected financial data as of December 31, 2015 and for the year then ended for purposes of complying with paragraph 9 of the Annual Audited Financial Reports in the General section of the National Association of Insurance Commissioners' Annual Statement Instructions and agree to or are included in the amounts reported in the Company's 2015 Statutory Annual Statement as filed with the IDOI.

     Captions that represented amounts that were not applicable to the Company were omitted from the schedules.

                            AUL AMERICAN UNIT TRUST

                        Group Variable Annuity Contracts

                                    Sold By

                                AMERICAN UNITED
                           LIFE INSURANCE COMPANY(R)


                              One American Square
                          Indianapolis, Indiana 46206-0368

                      STATEMENT OF ADDITIONAL INFORMATION

                               Dated: May 1, 2016

                            PART C: OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


(a)   Financial Statements

      1.    Included in Prospectus (Part A):

            Condensed Financial Information (15)

      2.    Included in Statement of Additional Information (Part B):

            (a) Financial Statements of AUL American Individual Variable Annuity Unit Trust (15)

                       Report of Independent Registered Public Accounting Firm

                       Statements of Net Assets as of December 31, 2015

                       Statements of Operations for the period ended December 31, 2015

                       Statements of Changes in Net Assets for the periods ended December 31, 2015 and 2014 Notes to Financial Statements

            (b) Statutory Financial Statements of American United Life Insurance Company (15)

                       Report of Independent Registered Public Accounting Firm

                       Statements of Admitted Assets, Liabilities and Surplus as of December 31, 2015 and 2014 Statements of Operations for the years ended December 31, 2015 and 2014

                       Statements of Changes in Surplus for the years ended December 31, 2015 and 2014 Statements of Cash Flow for the years ended December 31, 2015 and 2014

                       Notes to Financial Statements


(b)   Exhibits

      1. Resolution of Executive Committee of American United Life Insurance Company ("AUL") establishing AUL American Unit Trust (1)

      2.    Not applicable

      3.    Underwriting Agreements

            3.1 Distribution Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. (6)

            3.2   Form of Selling Agreement (8)

      4.    Group Annuity Contract Forms:

            4.1   TDA Voluntary Contract, Form P-12511 (1)

            4.2   TDA Employer Sponsored Contract, Form P-12621 (1)

            4.3 TDA Employer Sponsored Benefit Responsive Contract, Form P-12621BR (1)

            4.4   TDA Custodial SPL Contract, Form P-12833 (1)

            4.5   TDA Custodial Contract, Form P-12833 (1) (3)

            4.6 TDA Employer Sponsored and Qualified Conv. Multiple Fund VA Contract, Form P-14020 (1)

            4.7 TDA Employer Sponsored and Qualified New Multiple Fund VA Contract, Form P-14020 (1)

            4.8   IRA Non-Custodial Contract, Form P-12566 (1)

            4.9   IRA Custodial Contract, Form P-12867 (1) (3)

            4.10  DCP Contract, Form P-12518 (1)

            4.11  IRA No-Load Custodial Contract and Amendment, Form P-12867 (2)

            4.12 IRA Guaranteed Benefit Group Variable Annuity, Form P-GB-K-IRAMFVA (NBR) (2)

            4.13 TDA Guaranteed Benefit Employer-Sponsored Group Variable Annuity, Form P-GB-K-ERTDAMFVA (2)

            4.14 Employer-Sponsored TDA and Qualified Plan Guaranteed Benefit Group Variable Annuity, Form P-GB-K-AUL1MFVA (2)

            4.15 Voluntary TDA Group Variable Annuity and Certificate, Forms P-K-TDAMFVA-GMDB (BR) and P-C-TDAMFVA-GMDB (BR) (3)

            4.16 TDA Multiple-Fund Group Variable Annuity with GMDB (SBR)-OMNI Patriot TDA Voluntary Contract & Certificates, Form TDA.GMDB.OM-K & C (4)

            4.17 Employer-Sponsored TDA & Qualified Plan Guaranteed Benefit Contract & Certificates, OMNI AULONE Contract, Form GB10.OM-K & C (4)

            4.18 Guaranteed Benefit Employer-Sponsored TDA Contract and Amendments & Certificates (SBR) - OMNI-ERTDA, Form GBErTDA.OM-K & C (4) (6)

            4.19 AUL American Series IRA Multiple Fund Individual Variable Annuity - Form IndividualORIRA (5)

            4.20 Amendment to the IRA Group Annuity Contract - Form IRAEGTRRAKAM (5)

            4.21 AUL American Series Roth IRA Multiple Fund Group Variable Annuity - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.22 AUL American Series Guaranteed Benefit IRA Multiple Fund Group Annuity with Guaranteed Minimum Death Benefit (NBR) - Form IRA/GBSEP/GBSIMPLE.OM-K (5)

            4.23 AUL American Series Roth IRA Multiple Fund Group Variable Annuity Certificate - Form ROTHIRA.OM-C (5)

            4.24 AUL Unallocated OMNI AULONE 401 and 403(b) Form GB10.OM-K (Unall) (7)

            4.25  AUL Omni Employer Sponsored TDA - Form GBErTDA.OM-ChuK (8)

            4.26  AUL Omni DCP MFVA - Form DCP.OM (8)

            4.27  AUL Loan Administration Fee Addendum to Group Annuity Contract
                  (9)

            4.28 AUL Loan Administration Fee Amendment to Group Annuity Contract (9)

            4.29 AUL Unallocated Variable Registered Group Annuity 403(b) and 401(a) Contract (9)

            4.30 AUL Unallocated Variable Registered Group Annuity for HRAs, HSAs and OPEB Employee Benefit Plans (9)

            4.31 Addendum to the Certificate Issued to the Participants in TDA Group Annuity Contracts (10)

            4.32  Amendment to the TDA Group Annuity Contract (10)

            4.33 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account (SBR) (10)

            4.34 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GB10-K (SVA) (11)

            4.35 Guaranteed Benefit Employer-Sponsored TDA and Qualified Plan Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GB10-C (SVA) (11)

            4.36 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Contract Form GBERTDA-K (SVA) (11)

            4.37 Guaranteed Benefit Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account Certificate Form GBERTDA-C (SVA) (11)

            4.38 Deferred Compensation Plan (DCP) Multiple-Fund Group Variable Annuity with Stable Value Account Form DCP-K (SVA) (11)

            4.39 Guaranteed Benefit Unallocated Employer-Sponsored TDA Multiple-Fund Group Variable Annuity with Stable Value Account GBERTDA-uK (SVA) (12)

            4.40 Deferred Compensation Plan (DCP) Unallocated Multiple-Fund Group Variable Annuity with Stable Value Account DCP-uK (SVA)
                  (12)

            4.41 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity ROTHIRA.SP-K (12)

            4.42 AUL American Series Roth IRA Multiple-Fund Group Variable Annuity Certificate ROTHIRA.SP-C (12)

      5.    Application Forms and other forms:

            5.1   AUL American Series Enrollment Form P-12464 (1)

            5.2   Employer Sponsored TDA Enrollment Form P-12477 (1)

            5.3   AUL Select Annuity Enrollment Form P-14009 (1)

            5.4   Application for No-Load IRA Contract, P-12503 (2)

            5.5   AUL American Series Enrollment Form P-11464 G (4)

            5.6 Employer-Sponsored Tax Deferred Annuity Enrollment Form P-12477 L (4)

      6.    Certificate of Incorporation and By-Laws of the Depositor

            6.1 Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.2 Certification of the Secretary of State as to the filing of the Articles of Merger between American Central Life Insurance Company and United Mutual Life Insurance Company (1)

            6.3 Second Amended and Restated Articles of Incorporation of American United Life Insurance Company (6)

            6.4 Second Amended and Restated By-Laws of American United Life Insurance Company (6)

      7.    Not applicable

      8.    Form of Participation Agreements:

            8.1   Form of Participation Agreement with Alger American Fund (1)

            8.2   Form of Participation Agreement with American Century (1)

                  8.2.1 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.2 Form of Participation Agreement with American Century
                        Variable Portfolios, Inc. (3)

                  8.2.3 Form of Participation Agreement and Amendments thereto with American Century Variable Portfolios, Inc. (3) (6)

            8.3   Form of Participation Agreement with Calvert Variable Series
                  (1)

            8.4 Form of Participation Agreement with Fidelity Variable Insurance Products Fund (1)

            8.5 Form of Participation Agreement with Fidelity Variable Insurance Products Fund II (1)

            8.6   Form of Participation Agreement with Janus Aspen Series (1)

            8.7 Form of Participation Agreement and Amendments thereto with PBHG Funds, Inc. (3) (6)

            8.8 Form of Participation Agreement with Safeco Resource Series Trust (1)

            8.9 Form of Participation Agreement with T. Rowe Price Equity Series, Inc. (3)

            8.10 Form of Participation Agreement with Invesco Funds Group and American United Life Insurance Company (3)

            8.11 Form of Participation Agreement with The Vanguard Group and American United Life Insurance Company (3)

            8.12 Form of Participation Agreement with State Street Institutional Investment Trust and American United Life Insurance Company (3)

            8.13 Form of Participation Agreement between MFS Funds Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.14 Form of Amendment No. 4 to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)

            8.15 Form of Amendments to the Participation Agreement between American Century Investment Management, Inc., American Century Investment Services, Inc. and American United Life Insurance Company (5)(6)

            8.16 Form of Distribution and Service Agreement between T. Rowe Price Investment Services, Inc., T. Rowe Price Services, Inc. and American United Life Insurance Company (5)

            8.17 Form of Participation Agreement between Pacific Investment Management Company LLC (PIMCO) and American United Life Insurance Company (5)

            8.18 Form of Shareholder Servicing Agreement between PIMCO Advisors Fund Management LLC and American United Life Insurance Company
                  (5)

            8.19 Form of Participation Agreement between AIM Growth Series, AIM Distributors, Inc. and American United Life Insurance Company
                  (5)

            8.20 Form of Amendment to the Participation Agreement between Invesco Funds Group and American United Life Insurance Company
                  (5)

            8.21 Form of Amendment to the Omnibus Account Services Agreement between Invesco Funds Group, Inc., Invesco Distributors, Inc. and American United Life Insurance Company (5)

            8.22 Form of Assignment and Assumption of AUL Fund Participation Agreement (Mason Street Funds, Inc.) between Robert W. Baird & Co., Inc., Northwestern Investment Services, LLC, and Mason Street Advisors, LLC (5)

            8.23 Form of Variable Group Annuity Contractholder Service Agreement (12b-1) between AIM Distributors, Inc. and American United Life Insurance Company (5)

            8.24 Form of Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (6)

            8.25 Form of Amendments to the Participation Agreement between Mason Street and Northwestern Investment Services, LLC and American United Life Insurance Company (6)

            8.26 Form of Participation Agreement, and others between Frank Russell and American United Life Insurance Company (7)

            8.27 Form of Participation Agreement, and others between Fifth Third and American United Life Insurance Company (7)

            8.28 Form of Shareholder Services Agreement between Alliance Global Investor Services, Inc. and American United Life Insurance Company (8)

            8.29 Form of Participation Agreement between AIM Variable Insurance Funds and American United Life Insurance Company (8)

            8.30 Form of Service Agreement between Dreyfus Service Corporation and American United Life Insurance Company (8)

            8.31 Form of First Amendment to the Participation Agreement between Fidelity Distributors Corporation and American United Life Insurance Company (8)

            8.32 Form of Recordkeeping Services Agreement between Lord Abbett Family of Funds and American United Life Insurance Company (8)

            8.33 Form of Participation Agreement between Neuberger Berman Advisers Management Trust and American United Life Insurance Company (8)

            8.34 Form of Administrative Services Agreement between OppenheimerFunds Distributor, Inc. and American United Life Insurance Company (8)

            8.35 Form of Participation Agreement between Pioneer Funds Distributor, Inc. and American United Life Insurance Company
                  (8)

            8.36 Form of Participation Agreement between Thornburg Investment Management, Inc. and American United Life Insurance Company
                  (8)

            8.37 Form of Participation Agreement between American Funds and American United Life Insurance Company (9)

            8.38 Form of Broker Dealer Agreement between BlackRock Investments, Inc. and OneAmerica Securities, Inc. (10)

            8.39 Form of Investor Distribution and Service Agreement between BlackRock Investments, Inc. and American United Life Insurance Company (10)

            8.40 Form of Service Agreement between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.41 Form of Shareholder Service Agreement for Institutional Class Shares between BlackRock Advisors, LLC and American United Life Insurance Company (10)

            8.42 Form of Selling/Service Agreement for CRM Mutual Fund Trust between PFPC Distributors, Inc. and American United Life Insurance Company (10)

            8.43 Form of Service Agreement between DWS Investments Service Company and American United Life Insurance Company (10)

            8.44 Form of Retail Fund Participation Agreement between Pax World Funds Series Trust 1, Alps Distributors, Inc. and American United Life Insurance Company (10)

            8.45 Form of Services Agreement between Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.46 Form of Participation Agreement among Prudential Investments LLC, Prudential Investment Management Services LLC and American United Life Insurance Company (11)

            8.47 Form of Selling Group Agreement between Teachers Advisors, Inc., Teachers Personal Investors Services, Inc., OneAmerica Securities, Inc. and American United Life Insurance Company
                  (11)

            8.48 Form of Selling and Shareholder Support Services Agreement between ALPS and American United Life Insurance Company & OneAmerica Securities, Inc. (12)

            8.49 Form Service Agreement between RidgeWorth Funds, American United Life Insurance Company and OneAmerica Securities, Inc.(12)

            8.50 Form of Service Agreement between Parnassus Investments and American United Life Insurance Company (12)

            8.51 Form of Administrative Services Agreement between American United Life Insurance Company and OneAmerica Securities, Inc. and Payden (12) & Rygel Distributors

            8.52 Form of Form of Selling Group Agreement between Matrix Capital Groug, Inc., American United Life Insurance Company & OneAmerica Securities, Inc.

            8.53 Form of Recordkeeping Agreement between Federated Shareholder Services Company American United Life Insurance Company and OneAmerica Securities, Inc. (14)

            8.54 Form of Participation Agreement among Putnam Management Limited Partnership, Putnam Investor Services, Inc., American United Life Insurance Company and OneAmerica Securities, Inc.
                  (14)

            8.55 Form of Shareholder Servicing Agreement between Schwartz Investment Counsel, Inc., American United Life Insurance Company and OneAmerica Securities, Inc. (14)


            8.56 Form of Administrative Services Agreement between AQR Capital Management, LLC and American United Life Insurance Company
                  (15)

            8.57 Form of Service Agreement between MBSC Securities Corporation and OneAmerica Securities, Inc. (15)

            8.58 Form of Shareholder Services Agreement among PNC Funds, PNC Advantage Funds, PNC Capital Advisors, LLC and American United Life Insurance Company (15)


      9. Opinion and Consent of Senior Counsel of AUL as to the legality of Contracts being registered (1)

      10.   Miscellaneous Consents


            10.1  Consent of Independent Auditors (15)


            10.2  Consent of Dechert Price & Rhoads (1)

            10.3  Powers of Attorney (13)

            10.4  Rule 483 Certified Resolution (15)


      11.   Not applicable

      12.   Not applicable

----------
(1) Re-filed with the Registrant's Post-Effective Amendment No. 15 (File No. 33-31375) on May 26, 1998.

(2) Filed with the Registrant's Post-Effective Amendment No. 17 (File No. 33-31375) on April 30, 1999.

(3) Filed with the Registrant's Post-Effective Amendment No. 21 (File No. 33-31375) on July 27, 2001.

(4) Filed with the Registrant's Post-Effective Amendment No. 22 (File No. 33-31375) on May 1, 2002.

(5) Filed with the Registrant's Post-Effective Amendment No. 23 (File No. 33-31375) on April 30, 2003.

(6) Filed with the Registrant's Post-Effective Amendment No. 26 (File No. 33-31375) on April 28, 2004.

(7) Filed with the Registrant's Post-Effective Amendment No. 27 (File No. 33-31375) on July 2, 2004.

(8) Filed with the Registrant's Post-Effective Amendment No. 28 (File No. 33-31375) on April 29, 2005.

(9) Filed with the Registrant's Post-Effective Amendment No. 30 (File No. 33-31375) on April 28, 2006.

(10) Filed with the Registrant's Post-Effective Amendment No. 36 (File No. 33-31375) on April 16, 2009.

(11) Filed with the Registrant's Post-Effective Amendment No. 37 (File No. 33-31375) on April 19, 2010.

(12) Filed with the Registrant's Post-Effective Amendment No. 38 (File No. 33-31375) on April 19, 2011.

(13) Filed with the Registrant's Post-Effective Amendment No. 39 (File No. 33-31375) on April 20, 2012.

(14) Filed with the Registrant's Post-Effective Amendment No. 43 (File No. 33-1375) on April 24, 2015.


(15) Filed with the Registrant's Post-Effective Amendment No. 44 (File No. 33-1375) on April 22, 2016.

ITEM 25. DIRECTORS AND OFFICERS OF AUL

NAME AND PRINCIPAL                                                            POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                                   WITH AUL
---------------------------------------------------------   ---------------------------------------------------------
J. Scott Davison                                            President and Chief Executive Officer (8/13 - present);
                                                            Executive Vice President (2/11 - 8/13); Chief Financial
                                                            Officer (6/04 - 2/11)

Jeffrey D. Holley                                           EVP Chief Financial Officer & Treasurer, (6/14 -
                                                            present); Chief Financial Officer & Treasurer (9/11 -
                                                            6/14); Director, AUL (10/11 - present)

John C. Mason                                               Senior Vice President & Chief Investment Officer (5/13 -
                                                            present); Chief Investment Officer (3/12 - 5/13); Vice
                                                            President, Investments (8/11 - 3/12); Vice President,
                                                            Fixed Income Securities (2/10 - 8/11); Vice President,
                                                            Marketable Bonds (11/04 - 2/10)

Mark C. Roller                                              EVP Organizational & Operational Development (6/14 -
                                                            present); Senior Vice President, Human Resources &
                                                            Corporate Support, (12/01 - 6/14); Director, AUL (12/01
                                                            - present)

Thomas M. Zurek                                             EVP General Counsel & Secretary (8/14 - present);
                                                            General Counsel & Secretary (8/02 - 8/14); Director, AUL
                                                            (8/02 - present)

----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

AMERICAN UNITED LIFE INSURANCE COMPANY ("AUL") is a stock insurance company existing under the laws of the State of Indiana. It was originally incorporated as a fraternal society on November 7, 1877, under the laws of the federal government and reincorporated as a mutual insurance company under the laws of the State of Indiana in 1933. On December 17, 2000, AUL converted from a mutual life insurance company to a stock life insurance company ultimately controlled by a mutual holding company, American United Mutual Insurance Holding Company.

AMERICAN UNITED MUTUAL INSURANCE HOLDING COMPANY ("AUMIHC") is a mutual holding company created on December 17, 2000, under the laws of the state of Indiana. The rights of policyowners of American United Life Insurance Company, including the right to elect directors to the Board of Directors, reside with this entity, which must hold at least 51% of the voting stock of the stock holding company, OneAmerica Financial Partners, Inc.

AUL REINSURANCE MANAGEMENT SERVICES, LLC ("RMS") is a limited liability company organized under the laws of Indiana on November 3, 1999. RMS is a reinsurance manager. Since divestiture of AUL's life reinsurance division, most reinsurance and AUL Long Term Care Solutions, Inc. were transferred to Employers Reinsurance Corporation on July 1, 2002.

MCCREADY AND KEENE, INC., ("McCready") is an Indiana corporation operating as an independent actuarial and employee benefits consulting firm specializing in designing, installing and administering customized retirement plans. Effective July 1, 2010, OAFP, described below, purchased 100% of the outstanding stock of McCready at $1,235.48/share pursuant to a June 23, 2010 share purchase agreement.

NEWOHIO, LLC ("NewOhio") is an Indiana limited liability company that was formed by OneAmerica on May 2, 2011 for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

OLDOHIO, LLC ("OldOhio") is an Indiana limited liability company that was formed by OneAmerica on September 19, 2011, for the purposes of (a) acquiring, holding and/or disposing of mortgage loans and/or real estate and/or interested therein, from OneAmerica or from any of its subsidiaries. The sole initial member of NewOhio is OneAmerica.

ONEAMERICA ASSET MANAGEMENT, LLC ("OAM") is a Limited Liability Company organized under the laws of Indiana on October 12, 2012. OAM acts as an investment adviser registered with the appropriate governmental or regulatory authorities and succeeds to the investment advisory business of AUL. The sole initial member of the OAM is OneAmerica Financial Partners, Inc which is wholly owned by AUMIHC.

ONEAMERICA FINANCIAL PARTNERS, INC. ("OAFP") is a Stock Holding Company organized under the laws of Indiana. OAFP is wholly owned by AUMIHC which must always hold at least 51 percent of the voting of the stock of OAFP. In 2003, the Stock Holding Company issued $200 million aggregate principal amount of its 7 percent senior notes due 2033. OAFP owns 100 percent of the voting stock of AUL and is the sole member of OAM.


ONEAMERICA FUNDS, INC. (the "Fund") (File No. 811-5850) was incorporated under the laws of Maryland on July 26, 1989, and is an open-end management investment company under the Investment Company Act of 1940. It was established for the primary purpose of providing a funding vehicle for group and individual variable annuity contracts known as American Series Contracts. On May 1, 2002, the name of this corporation was changed. The prior name was AUL American Series Funds, Inc. As of December 31, 2015, there are 620 million authorized shares; currently, 132 million shares have been allocated and issued. AUL owns 0.00 percent of the Value portfolio, 0.00 percent of the Investment Grade Bond portfolio, 0.00 percent of the Asset Director portfolio, 81 percent of the Socially Responsive portfolio and 0.00 percent of the Money Market portfolio shares as of December 31, 2015. As a result of the transaction, the separate accounts of AUL have acquired a 99.14% equity interest in the Fund.


ONEAMERICA RETIREMENT SERVICES LLC ("OARS") is an Indiana limited liability company engaged in the business of providing recordkeeping and related services to retirement plans.


ONEAMERICA SECURITIES, INC. (broker-dealer No. 801-56819) is a wholly owned subsidiary of AUL and was incorporated on June 4, 1969, and acts as a broker-dealer of securities products. On January 1, 2002, the name of this corporation was changed. The prior name was AUL Equity Sales Corp. As of December 31, 2015, the total number of shares, all without par value, that the corporation is authorized to issue is 1,000 shares. As of December 31, 2015, 400 shares are issued and outstanding, all of which were purchased and are owned by AUL.


PIONEER MUTUAL LIFE INSURANCE COMPANY A STOCK SUBSIDIARY OF AUMIHC ("Pioneer") is a North Dakota domestic insurance company whose principal business is the sale of life insurance policies and annuity contracts. During calendar year 2001, Pioneer, pursuant to the authority of the North Dakota and Indiana Insurance Commissioners, and with the approval of its members, reorganized from a mutual insurance company to become part of AUMIHC. Effective January 1, 2002, Pioneer is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

THE STATE LIFE INSURANCE COMPANY ("State Life") is an Indiana domestic stock subsidiary of AUMIHC whose principal business is the sale of life insurance and long-term care insurance products. State Life became part of the insurance holding company system on September 23, 1994. During calendar year 2004, State Life, pursuant to the authority of the Indiana Insurance Commissioner and with the approval of its members, reorganized from a mutual insurance company to become a stock insurance subsidiary of AUMIHC. Effective December 30, 2004, State Life is wholly owned by OneAmerica, which is wholly owned by AUMIHC, and its former members are now voting members of AUMIHC.

REGISTRANT, AUL AMERICAN UNIT TRUST (File No. 811-5929), AUL AMERICAN INDIVIDUAL VARIABLE ANNUITY UNIT TRUST (File No. 811-9193), AUL AMERICAN INDIVIDUAL UNIT TRUST (File No. 811-8536), and AUL AMERICAN INDIVIDUAL VARIABLE LIFE UNIT TRUST (File No. 811-8311), are separate accounts of AUL, organized for the purpose of the sale of individual and group variable annuity contracts, respectively.

ITEM 27. NUMBER OF CONTRACTHOLDERS


As of February 1, 2016, there were 2,489 qualified and non-qualified contracts offered by the Registrant.


ITEM 28. INDEMNIFICATION

Article IX, Section 1 of the Second Amended and Restated Articles of Incorporation of American United Life Insurance Company provides as follows:

      (a) Coverage. The Corporation shall indemnfy as a matter of right, every person made a party to a proceeding because such person (an "Indemnitee") is or was:

            (i)   a member of the Board of Directors of the Corporation,

            (ii)  an officer of the Corporation, or

            (iii) while a director or officer of the Corporation, serving at the
                  Corporation's request as a director, officer, partner, trustee, member, manager, employee, or agent of another foreign or domestic corporation, limited liability company, partnership, joint venture, trust, employee benefit plan, or other enterprise, whether for profit or not,

                  Notwithstanding the foregoing, it must be determined in the specific case that indemnification of the Indemnitee is permissible in the circumstances because the Indemnitee has met the standard of conduct for indemnification specified in Indiana Code 27-1-7.5-8 (or any successor provision). The Corporation shall pay for or reimburse the reasonable expenses incurred by an Indemnitee in connection with any such proceeding in advance of final disposition thereof in accordance with the procedures and subject to the conditions specified in Indiana Code 27-1-7.5-10 (or any successor provision). The Corporation shall indemnify as a matter of right an Indemnitee who is wholly successful, on the merits or otherwise, in the defense of any such proceeding, against reasonable expenses incurred by the Indemnitee in connection with the proceeding without the requirement of a determination as set forth in the first sentence of this paragraph.

      (b) Determination. Upon demand by a person for indemnification or advancement of expenses, as the case may be, the Corporation shall expeditiously determine whether the person is entitled thereto in accordance with this Article and the procedures specified in Indiana Code 27-1-7.5-12 (or any successor provision).

      (c) Effective Date. The indemnification provided under this Article shall apply to any proceeding arising from acts or omissions occurring before or after the adoption of this Article.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) Other Activity. In addition to Registrant, OneAmerica Securities, Inc. acts as the principal underwriter for policies offered by AUL through AUL American Individual Unit Trust (File No. 811-08536), AUL American Unit Trust (File No. 811-05929), AUL American Individual Variable Life Unit Trust (File No. 811-08311) and AUL American Individual Variable Annuity Unit Trust (File No. 811-09193).

      (b) Management. The directors and principal officers of OneAmerica Securities, Inc. are as follows:


NAME AND PRINCIPAL                                                               POSITIONS AND OFFICES
BUSINESS ADDRESS*                                                           WITH ONEAMERICA SECURITIES, INC.
---------------------------------------------------------   ------------------------------------------------------------
Matthew T. Fleetwood                                        President & Director

Beth Haney                                                  Treasurer & Director

Dennis C. Martin                                            Chairman of the Board & Director

Terry W. Burns                                              Director

James Crampton                                              Tax Director

Sue E. Uhl                                                  Secretary, Chief Counsel & Anti-Money Laundering Officer

Anthony M. Smart                                            Vice President, Business Technology

Jay B. Williams                                             Chief Compliance Officer

John W. Zeigler                                             Vice President, Insurance Agency Registrations

Eric D. Smiley                                              Vice President, Operations

Bryan Hartley                                               Acting Financial Operations Principal



----------
* The Principal business address of all of the persons listed is One American Square, Indianapolis, Indiana 46206-0368

      (c)   Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

The accounts, books and other documents required to be maintained by Registrant pursuant to Section 31(a) of the investment Company Act of 1940 and the rules under that section will be maintained at One American Square, Indianapolis, Indiana 46206-0368.

ITEM 31. MANAGEMENT SERVICES

There are no management-related service contracts not discussed in Part A or Part B.

ITEM 32. UNDERTAKINGS

The registrant hereby undertakes:

      (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in this registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted, unless otherwise permitted.

      (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

      (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

Additional Representations:

      (a) The Registrant and its Depositor are relying upon American Council of Life Insurance, SEC No-Action Letter, SEC Ref. No. IP-6-88 (November 28, 1988) with respect to annuity contract offered as funding vehicles for retirement plans meeting the requirements of
            Section 403(b) of the Internal Revenue Code, and the provisions of paragraphs (1) - (4) of this letter have been complied with.

      (b) The Registrant represents that the aggregate fees and charges deducted under the variable annuity contracts are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Insurance Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has caused this Post-Effective amendment to the Registration Statement to be signed on its behalf, in the City of Indianapolis, and the State of Indiana on this 22nd day of April, 2016.


                                    AUL AMERICAN UNIT TRUST
                                    By: American United Life Insurance Company

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO

                                    AMERICAN UNITED LIFE INSURANCE COMPANY(R)
                                    (Depositor)

                                    By:
                                        ----------------------------------------
                                    Name: J. Scott Davison*
                                    Title: President & CEO


* By: /s/ Stephen L. Due
      --------------------------------

Stephen L. Due as attorney-in-fact
Date: April 22, 2016

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


               SIGNATURE                                  TITLE                                  DATE
----------------------------------------  -------------------------------------  -------------------------------------
J. Scott Davison*                         Director                               April 22, 2016

Jeffrey D. Holley*                        Director                               April 22, 2016

Mark C. Roller*                           Director                               April 22, 2016

John C. Mason*                            Director                               April 22, 2016

Thomas M. Zurek*                          Director                               April 22, 2016

/s/ Stephen L. Due
---------------------------------------------

*By: Stephen L. Due as Attorney-in-fact
Date: April 22, 2016

                          EXHIBITS FILED WITH FORM N-4


NUMBER IN FORM, N-4, ITEM 24(b)                                                  NAME OF EXHIBIT
----------------------------------------------------------   ---------------------------------------------------------
                           8.56                              Form of Administrative Services Agreement between AQR
                                                             Capital Management, LLC and American United Life
                                                             Insurance Company (15)

                           8.57                              Form of Service Agreement between MBSC Securities
                                                             Corporation and OneAmerica Securities, Inc. (15)

                           8.58                              Form of Shareholder Services Agreement among PNC Funds,
                                                             PNC Advantage Funds, PNC Capital Advisors, LLC and
                                                             American United Life Insurance Company (15)

                           10.1                              Consent of Independent Auditor

                           10.4                              Rule 483 Certified Resolution